FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF

                               THE GLOBAL X FUNDS

                                   REGISTRANT
                               THE GLOBAL X Funds
                          623 Fifth Avenue, 15th Floor
                               New York, NY 10022
                                 (888) 493-8631

                               AGENT FOR SERVICE
                                 Bruno del Ama
                          623 Fifth Avenue, 15th Floor
                               New York, NY 10022
                                 (888) 493-8631

                      Date of Fiscal Year End: October 31



                REPORTING PERIOD: JULY 1, 2012 TO JUNE 30, 2013

FUND NAME                                              FYE                                        REPORTING PERIOD
Global X Aluminum ETF                               October 31                              July 1, 2012-October 25, 2012
Global X Auto ETF                                   October 31                              July 1, 2012-October 25, 2012
Global X Brazil Consumer ETF                        October 31                              July 1, 2012-June 30, 2013
Global X Brazil Financials ETF                      October 31                              July 1, 2012-June 30, 2013
Global X Brazil Mid Cap ETF                         October 31                              July 1, 2012-June 30, 2013
Global X Canada Preferred ETF                       October 31                              July 1, 2012-June 30, 2013
Global X Central Asia & Mongolia                    October 31                              April 2, 2013 - June 30, 2013
Global X China Consumer ETF                         October 31                              July 1, 2012-June 30, 2013
Global X China Energy ETF                           October 31                              July 1, 2012-June 30, 2013
Global X China Financials ETF                       October 31                              July 1, 2012-June 30, 2013
Global X FTSE Greece 20 ETF                         October 31                              July 1, 2012-June 30, 2013
Global X China Industrials ETF                      October 31                              July 1, 2012-June 30, 2013
Global X China Materials ETF                        October 31                              July 1, 2012-June 30, 2013
Global X Copper Miners ETF                          October 31                              July 1, 2012-June 30, 2013
Global X Fertilizers/Potash ETF                     October 31                              July 1, 2012-June 30, 2013
Global X FTSE Andean 40 ETF                         October 31                              July 1, 2012-June 30, 2013
Global X FTSE Argentina 20 ETF                      October 31                              July 1, 2012-June 30, 2013
Global X FTSE ASEAN 40 ETF                          October 31                              July 1, 2012-June 30, 2013
Global X FTSE Colombia 20 ETF                       October 31                              July 1, 2012-June 30, 2013
Global X FTSE Nordic Region ETF                     October 31                              July 1, 2012-June 30, 2013
Global X Junior MLP ETF                             November 30                             January 14, 2013 - June 30, 2013
Global X Nigeria Index ETF                          October 31                              April 2, 2013 - June 30, 2013
Global X FTSE Norway 30 ETF                         October 31                              July 1, 2012-June 30, 2013
Global X Gold Explorers ETF                         October 31                              July 1, 2012-June 30, 2013
Global X Lithium ETF                                October 31                              July 1, 2012-June 30, 2013
Global X MLP ETF                                    November 30                             July 1, 2012-June 30, 2013
Global X NASDAQ 400 Mid Cap ETF                     October 31                              July 1, 2012-October 25, 2012
Global X NASDAQ 500 ETF                             October 31                              July 1, 2012-October 25, 2012
Global X NASDAQ China Technology ETF                October 31                              July 1, 2012-June 30, 2013
Global X Permanent ETF                              October 31                              July 1, 2012-June 30, 2013
Global X Pure Gold Miners ETF                       October 31                              July 1, 2012-June 30, 2013
Global X Social Media Index ETF                     October 31                              July 1, 2012-June 30, 2013
Global X Junior Miners ETF                          October 31                              July 1, 2012-June 30, 2013
Global X Silver Miners ETF                          October 31                              July 1, 2012-June 30, 2013
Global X SuperDividend ETF                          October 31                              July 1, 2012-June 30, 2013
Global X SuperDividend US ETF                       October 31                              March 11, 2013 - June 30, 2013
Global X SuperIncome Preferred ETF                  October 31                              July 6, 2012 - June 30, 2013
Global X Top Guru Holdings ETF                      October 31                              July 1, 2012 - June 30, 2013
Global X Uranium ETF                                October 31                              July 1, 2012-June 30, 2013





                                       1

                                NON VOTING FUNDS

                         GLOBAL X SUPERINCOME PREFERRED

The fund invests in securities that do not have voting rights. Accordingly, the
           Fund did not vote any proxies during the reporting period.

GLOBAL X ALUMINUM ETF

PROPOSAL                                               PROPOSED BY     MGT. POSITION REGISTRANT VOTED
ALUMINUM CORPORATION OF CHINA LTD, BEIJING
CUSIP: Y0094N109
Meeting Date: 12-Oct-12    Meeting Type: Class Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0824/ltn20120824713.pdf                      Non-Voting     Non-Voting
1.i   To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Number of A Shares
      to be Issued be Increased from Not More Than 1.25
      Billion A Shares to Not More That 1.45 Billion A
      Shares and Consequential Changes be Made to the
      "plan for the Non-public Issuance of A Shares" by
      the Company                                         Management For Voted - For
1.ii  To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Pricing Base Date be
      Changed from the Date of Announcement of the
      Resolutions of the 23rd Meeting of the 4th Session
      of the Board (i.e. 9 March 2012) to the Date of
      Announcement of the Resolutions of the 29th Meeting
      of the 4th Session of the Board (i.e. 24 August
      2012) and Consequential Changes be Made to the
      "plan for the Non-public Issuance of A Shares" by
      the Company                                         Management For Voted - For
1.iii To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Period of Validity
      of the Authorization Given by the Resolutions be
      Extended from 12 Months from the Date of the
      Resolutions of the Proposed A Share Issue Passed at
      the Previous Egm and Previous Class Meetings (i.e.
      4 May 2012) to 12 Months from the Date of the
      Resolutions of the Proposed (adjusted) A Share
      Issue Passed at the Egm and Class Meetings (i.e. 12
      October 2012) and Consequential Changes be Made to
      the "plan for the Non-public Issuance of A Shares"
      by the Company                                      Management For Voted - For
2     To Consider and Approve the Consequential Changes
      to the "detailed Plan for the Non-public Issuance
      of A Shares" by the Company As A Result of the
      Proposed Adjustments                                Management For Voted - For
3     To Consider and Approve an Extension of the Period
      of Authorization to the Board and the Persons to be
      Fully Authorized by the Board to Deal with Specific
      Matters Relating to the Proposed A Share Issue for
      12 Months from the Date of Resolutions Passed at
      the Egm and the Class Meetings (i.e. 12 Months from
      12 October 2012)                                    Management For Voted - For




3




                           GLOBAL X ALUMINUM ETF
PROPOSAL                                               PROPOSED BY     MGT. POSITION REGISTRANT VOTED
Meeting Date: 12-Oct-12    Meeting Type: ExtraOrdinary General Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0824/ltn20120824703.pdf                   Non-Voting                    Non-Voting
1     To Consider and Approve the Proposed Provision of
      Guarantees for Financing Granted and to be Granted
      by Financial Institutions to Chalco Trading (hk) Management      For           Voted - For
2     To Consider and Approve the Proposed Adoption of
      the Shareholders' Return Plan for the Three Years
      from 2012 to 2014                                Management      For           Voted - For
3.i   To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Number of A Shares
      to be Issued be Increased from Not More Than 1.25
      Billion A Shares to Not More That 1.45 Billion A
      Shares and Consequential Changes be Made to the
      "plan for the Non-public Issuance of A Shares" by
      the Company                                      Management      For           Voted - For
3.ii  To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Pricing Base Date be
      Changed from the Date of Announcement of the
      Resolutions of the 23rd Meeting of the 4th Session
      of the Board (i.e. 9 March 2012) to the Date of
      Announcement of the Resolutions of the 29th Meeting
      of the 4th Session of the Board (i.e. 24 August
      2012) and Consequential Changes be Made to the
      "plan for the Non-public Issuance of A Shares" by
      the Company                                      Management      For           Voted - For
3.iii To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Period of Validity
      of the Authorization Given by the Resolutions be
      Extended from 12 Months from the Date of the
      Resolutions of the Proposed A Share Issue Passed at
      the Previous Egm and Previous Class Meetings (i.e.
      4 May 2012) to 12 Months from the Date of the
      Resolutions of the Proposed (adjusted) A Share
      Issue Passed at the Egm and Class Meetings (i.e. 12
      October 2012) and Consequential Changes be Made to
      the "plan for the Non-public Issuance of A Shares"
      by the Company                                   Management      For           Voted - For
4     To Consider and Approve the Consequential Changes
      to the "detailed Plan for the Non-public Issuance
      of A Shares" by the Company As A Result of the
      Proposed Adjustments                             Management      For           Voted - For
5     To Consider and Approve an Extension of the Period
      of Authorization to the Board and the Persons to be
      Fully Authorized by the Board to Deal with Specific
      Matters Relating to the Proposed A Share Issue for
      12 Months from the Date of Resolutions Passed at
      the Egm and the Class Meetings (i.e. 12 Months from
      12 October 2012)                                 Management      For           Voted - For


4




                        GLOBAL X ALUMINUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Consider and Approve the Proposed Amendments to
    Provisions Relating to Profit Distribution in the
    Articles of Association                             Management  For           Voted - For
7   To Consider and Approve the Proposed Increase in
    the Amount of the Issuance of Debt Financing
    Instruments                                         Management  For           Voted - For
CENTURY ALUMINUM COMPANY
CUSIP: 156431108 TICKER: CENX
Meeting Date: 18-Sep-12 Meeting Type: Annual
1   Proposal to Adopt and Approve an Amendment to our
    Amended and Restated Certificate of Incorporation
    to Declassify our Board of Directors and Provide
    for the Annual Election of Directors.               Management  For           Voted - For
2   Proposal to Adopt and Approve an Amendment to our
    Amended and Restated Certificate of Incorporation
    Granting Stockholders Owning Not Less Than 10% of
    our Outstanding Common Stock the Right to Call A
    Special Meeting of Stockholders.                    Management  For           Voted - For
3   Director                                            Management
1   Jarl Berntzen                                       Management  For           Voted - For
4   Proposal to Ratify the Appointment of Deloitte &
    Touche LLP As the Company's Independent Registered
    Public Accounting Firm for the Fiscal Year Ending
    December 31, 2012.                                  Management  For           Voted - For
5   Proposal to Approve, on an Advisory Basis, A
    Resolution on the Compensation of our Named
    Executive Officers.                                 Management  For           Voted - For
MINMETALS RESOURCES LTD, HONG KONG
CUSIP: Y6065U105
Meeting Date: 27-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0802/ltn20120802255.pdf                      Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Approve the Change of the Name of the Company to
    Mmg Limited and to Authorise the Directors of the
    Company to Do All Such Acts and Things and Execute
    All Such Documents to Give Effect to the Aforesaid
    Change of Name                                      Management  For           Voted - For
2   To Approve the Amendments to the Memorandum and
    Articles of Association of the Company and the
    Adoption of the Reprinted New Memorandum and
    Articles of Association of the Company, and to
    Authorise the Directors of the Company to Do All
    Such Acts and Things and Execute All Such Documents
    to Give Effect to the Aforesaid Amendments to the
    Memorandum of Association                           Management  For           Voted - For
                                                        5





GLOBAL X ALUMINUM ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Please Note That This is A Revision Due to Change
in Record Date from 24 Aug 2-012 to 22 Aug 2012. If
You Have Already Sent in Your Votes, Please Do Not
Retu-rn This Proxy Form Unless You Decide to Amend
Your Original Instructions. Than-k You.             Non-Voting                Non-Voting


6




                          GLOBAL X AUTO ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
BYD COMPANY LTD, SHENZHEN
CUSIP: Y1023R104
Meeting Date: 31-Aug-12   Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0715/ltn20120715026.pdf                      Non-Voting                  Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                  Non-Voting
1   To Consider and Approve the Shareholders' Return
    Plan of the Company for the Next Three Years of
    2012 - 2014 As Set Out in Appendix I of the
    Circular of the Company Dated 16 July 2012          Management    For           Voted - For
2   To Consider and Approve the Amendments to Article
    189 of the Articles of Association for Compliance
    with "notice Regarding Further Implementation of
    Cash Dividends Distribution of Listed Companies"
    Promulgated by the China Securities Regulatory
    Commission                                          Management    For           Voted - For
3   To Consider and Approve the Policy of External
    Guarantee of the Company As Set Out in Appendix II
    of the Circular of the Company Dated 16 July 2012   Management    For           Voted - For
HANKOOK TIRE WORLDWIDE CO LTD, SEOUL
CUSIP: Y30587102
Meeting Date: 27-Jul-12   Meeting Type: ExtraOrdinary General Meeting
1   Approval of Split-off                               Management    For           Voted - For
2   Amendment of Articles of Incorporation              Management    For           Voted - Against
    This Egm is Related to the Corporate Event of Spin
    Off                                                 Non-Voting                  Non-Voting
    Please Note That This is A Revision Due to
    Inclusion of Comment. If You Have A-lready Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unless You Dec-ide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                  Non-Voting
TATA MOTORS LIMITED
CUSIP: 876568502 TICKER: TTM
Meeting Date: 10-Aug-12   Meeting Type: Annual
O1  Approval of the Audited Statement of Profit and
    Loss and the Balance Sheet Together with Reports of
    Directors and Auditors.                             Management    For           Voted - For
O2  Approval of the Declaration of A Dividend on
    Ordinary Shares and 'a' Ordinary Shares.            Management    For           Voted - For
O3  Approval to the Re-appointment of Director of Mr
    Nasser Munjee, Who Retires by Rotation.             Management    For           Voted - For
O4  Approval to the Re-appointment of Director Mr
    Subodh Bhargava, Who Retires by Rotation.           Management    For           Voted - For


7




    GLOBAL X AUTO ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
O5  Approval to the Re-appointment of Director Mr
    Vineshkumar Jairath, Who Retires by Rotation.       Management  For           Voted - For
O6  Approval to the Appointment of Auditors and Fix
    Their Remuneration.                                 Management  For           Voted - For
S7  Approval to the Appointment of Mr Cyrus P Mistry As
    A Director, As Set Forth in Company's Notice of
    Meeting Enclosed Herewith.                          Management  For           Voted - For
S8  Approval to Appointment of Mr Ravindra Pisharody As
    A Director, As Set Forth in Company's Notice of
    Meeting Enclosed Herewith.                          Management  For           Voted - For
S9  Approval to the Appointment of Mr Ravindra
    Pisharody As Executive Director.                    Management  For           Voted - For
S10 Approval to the Appointment of Mr Satish Borwankar
    As A Director.                                      Management  For           Voted - For
S11 Approval to the Appointment of Mr Satish Borwankar
    As Executive Director.                              Management  For           Voted - For
S12 Approval to the Revision in the Terms of
    Remuneration of Mr Prakash Telang, Managing
    Director-india Operations, As Set Forth in the
    Company's Notice of Meeting Enclosed Herewith.      Management  For           Voted - For


8




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALPARGATAS SA, SAO PAULO
CUSIP: P8511H118
Meeting Date: 24-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must Include-the Name of the
    Candidate to be Elected. If Instructions to Vote on
    This Item-is Received Without A Candidate's Name,
    Your Vote Will be Processed in Favor-or Against of
    the Default Company's Candidate. Thank You.         Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item 3 Only. Thank You-.                    Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
1   Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Finan-cial Statements
    and Accounting Statements Accompanied by the
    Independent Audit-ors Report Relating to Fiscal
    Year Ended on December 31, 2012                     Non-Voting                Non-Voting
2   Approval of the Capital Budget Proposals for the
    2013 Fiscal Year and the Allo-cation of the Net
    Profit from the Fiscal Year That Ended on December
    31, 2012,-in Accordance with A Proposal from
    Management Recorded in the Financial State-ments,
    Including Ratifying the Distribution of Dividends
    and the Distributions-of Interest on Shareholder
    Equity Resolved on by the Board of Directors,
    Subj-ect to the Approval of the Annual General
    Meeting                                             Non-Voting                Non-Voting
3   To Elect the Members of the Fiscal Council          Management  For           Abstain
4   To Set the Total Annual Remuneration of the
    Managers of the Company                             Non-Voting                Non-Voting
ANHANGUERA EDUCACIONAL PARTICIPACOES SA, VALINHOS,
CUSIP: P0355L115
Meeting Date: 11-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting


9




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Examination, Discussion and Approval of the
    Proposal for the Split of All of the Shares Issued
    by the Company at the Ratio of Three New Shares for
    Each One Share Currently Issued                     Management  For           Voted - For
2   Resolution, in the Event That Item I Above is
    Approved, Regarding the Amendment of Article 5 of
    the Corporate Bylaws of the Company to Adapt Them,
    Due to the Share Split, to the Number of Shares
    Into Which the Share Capital of the Company is
    Divided                                             Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   Examination, Discussion and Approval of the
    Proposal for A New Company Stock Option Plan        Management  For           Voted - For
II  To Ratify, in Accordance with the Terms of Line I
    of Article 256 of the Brazilian Share Corporations
    Law, the Acquisition of Control of Academia
    Paulista Anchieta Ltda. from Here Onwards Referred
    to As Apa, Uniao Pan Americana De Ensino S.c Ltda.
    from Here Onwards Referred to As Unipan, and Uniao
    Bandeirante De Educacao Ltda. from Here Onwards
    Referred to As Ube And, Together with Apa and
    Unipan, the Uniban Group                            Management  For           Voted - For
III To Ratify the Hiring of Apsis Consultoria
    Empresarial Ltda. the Business Hired by the Company
    for the Preparation of the Valuation Report for the
    Uniban Group                                        Management  For           Voted - For
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting


10




                          GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                 Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                 Non-Voting                 Non-Voting
I   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on the Administrations Report, the
    Financial Statements and the Accounting Statements
    Accompanied by the Independent Auditors Report
    Regarding the Fiscal Year Ended on December 31, 2012 Management   For           Voted - For
II  To Decide on the Proposal of Capital Budget,
    Allocation of the Net Profits of the Fiscal Year
    and the Distribution of Dividends                    Management   For           Voted - For
III To Elect the Members of the Board of Directors       Management   For           Voted - Against
IV  To Set the Annual Global Remuneration of the
    Managers for the 2013                                Management   For           Voted - For
V   To Install and Elect the Members of the Fiscal
    Council and Set Their Remuneration                   Management   For           Voted - For
Meeting Date: 30-Apr-13   Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                 Non-Voting
I   Examination, Discussion and Approval of the
    Proposal for A Complete Split of the Shares Issued
    by the Company, in Such A Way That, in the Event
    the Split is Approved, for Each Share of the
    Company That is Currently Issued There Will be
    Created and Attributed to Its Owner Two New Shares
    Issued by the Company, with the Same Rights and
    Advantages As the Currently Issued Shares, in Such
    A Way That Each Share of the Company Comes to be
    Represented by Three Shares After the Conclusion of
    the Split, at A Ratio of One to Three                Management   For           Voted - For
II  Resolution, in the Event That Item I Above is
    Approved, Regarding the Amendment of Article 5 of
    the Corporate Bylaws of the Company to Adapt Them,
    Due to the Share Split, to the Number of Shares
    Into Which the Share Capital of the Company is
    Divided                                              Management   For           Voted - For


11




                         GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AREZZO INDUSTRIA E COMERCIO SA
CUSIP: P04508100
Meeting Date: 30-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
I   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements
    and Independent Auditors Report Relating to Fiscal
    Year Ended December 31, 2012                        Management  For           Voted - For
II  Discuss the Administration's Proposal for
    Allocation of Net Profits for the Fiscal Year Ended
    on December 31, 2012                                Management  For           Voted - For
III To Approve the Proposal for the Capital Budget for
    the Year 2013 Fiscal Year                           Management  For           Voted - For
IV  To Set the Global Remuneration of the Company
    Managers for the 2013 Fiscal Year                   Management  For           Voted - For
V   To Elect the Members of the Board of Directors      Management  For           Voted - For
B2W COMPANHIA GLOBAL DO VAREJO, OSASCO, SP
CUSIP: P19055113
Meeting Date: 30-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting


12




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Vote the Company's
    Consolidated Financial Statements for the Fiscal
    Year Ending December 31, 2012                       Management  For           Voted - For
II  To Elect the Members of the Board of Directors of
    the Company, for A Term in Office That Will End at
    the 2015 Annual General Meeting                     Management  For           Voted - For
III To Set the Limit of the Remuneration of the Board
    of Directors the Company That Shall be Paid Until
    Annual General Meeting Held on 2014                 Management  For           Voted - Against
Meeting Date: 30-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Change the Corporate Name of the Company to B2w
    Companhia Digital, to Adapt It to the Strategic
    Positioning of Its Planned Development, and As A
    Consequence to Amend Article 1 of the Corporate
    Bylaws of the Company, from Here Onwards Referred
    to As the Corporate Bylaws, to Reflect the New
    Corporate Name of the Company                       Management  For           Voted - For
II  To Restate the Corporate Bylaws of the Company in
    Such A Way As to Include the Resolution Passed      Management  For           Voted - For
BRF -BRASIL FOODS S.A.
CUSIP: 10552T107 TICKER: BRFS
Meeting Date: 18-Dec-12 Meeting Type: Special
1   Ratify the Choice of the Company Ernst & Young
    Terco Auditores Independentes S.s., Appointed by
    This Board of Directors to Prepare the Appraisal
    Reports of the Companies Sadia S.a. and Heloisa
    Industria E Comercio De Produtos Lacteos Ltda.      Management  For           Voted - For
2   Approve the Appraisal Reports Referred to in Item 1
    Above, As Well As the Protocols and Justifications
    for the Mergers of the Companies Sadia S.a. and
    Heloisa Industria E Comercio De Produtos Lacteos
    Ltda. with Brf - Brasil Foods S.a.                  Management  For           Voted - For
3   Approve the Mergers of Sadia S.a. and Heloisa
    Industria E Comercio De Produtos Lacteos Ltda. by
    Brf - Brasil Foods S.a. with the Consequent
    Extinguishment of the Merged Companies.             Management  For           Voted - For


13




                         GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Approve the Amendment of the Following Articles of
    Company's Current By-laws: Article 1, Article 3,
    Article 5, Article 13, Article 14, Article 18,
    Article 32, Article 34, Article 37, Article 38,
    Article 43 & Article 44, in Accordance with the
    Amendment Proposal Presented.                       Management  For           Voted - For
Meeting Date: 09-Apr-13  Meeting Type: Annual
O1  To Approve the Management Report and Financial
    Statements and Other Documents Relating to the
    Fiscal Year Ended December 31, 2012 and to Approve
    the Allocation of Net Income for the 2012 Fiscal
    Year Set Forth in the Proposal of the Board of
    Directors.                                          Management  For           Voted - For
O2  To Approve the Distribution of Remuneration to
    Shareholders in Accordance with the Proposal of the
    Board of Directors in the Amount of R$274.7
    Million, Corresponding to R$0.315855520 Per Share,
    with Payments Made on August 15,2012 (r$0.11501051
    Per Share) and February 15,2013 (r$0.20084501 Per
    Share), in the Form of Interest on Share Capital,
    Subject to Required Withholding of Taxes in
    Accordance with Applicable Law.                     Management  For           Voted - For
O3  To Approve the Distribution of Supplemental
    Dividends in the Amount of R$45.3 Million to be
    Paid on April 30, 2013.                             Management  For           Voted - For
O4  To Define the Number of Members of the Board
    Pursuant to Art. 16 of the Bylaws (estatuto Social)
    of the Company As 11 Members.                       Management  For           Voted - For
O5  To Elect the Board of Directors (members &
    Alternate Members) for A Term of 2 (two) Years,
    Pursuant to Art. 16 of the Bylaws.                  Management  For           Voted - For
O5A If the Election of the Board is Held on the Basis
    of Multiple (cumulative) Voting (voto Multiplo) in
    Accordance with Brazilian Law, to Distribute the
    Votes Attributed to the Adrs Held by the Owner
    Proportionally Among All Members of the Slate Set
    Forth in Question 5 on the Above Column.            Management  For           Abstain
O6  To Designate Abilio Diniz As Chairman and Sergio
    Rosa As Vice Chairman of the Board Pursuant to
    Art.16, Section 1 of the Bylaws.                    Management  For           Voted - Against
O7A Election of Member of Fiscal Council: Attilio
    Guaspari. (independent- Financial Expert). (please
    Note That an "abstain" Vote Will Count As A for
    Vote for the Alternate Nominee Agenor Azevedo Dos
    Santos).                                            Management  For           Voted - For
O7B Election of Member of Fiscal Council: Decio Magno
    Andrade Stochiero. (please Note That an "abstain"
    Vote Will Count As A for Vote for the Alternate
    Nominee Tarcisio Luiz Silva Fontenele).             Management  For           Voted - For
O7C Election of Member of Fiscal Council: Susana Hanna
    Stiphan Jabra. (please Note That an "abstain" Vote
    Will Count As A for Vote for the Alternate Nominee
    Paola Rocha Freire).                                Management  For           Voted - For
                                                        14





                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
E1  Approve the Following Amendment to the Bylaws
    (estatuto Social) of Brf - Brasil Foods S.a. (the
    "company"): to Amend Art. 1 to Change the Name of
    the Company from Brf - Brasil Foods S.a. to Brf S.a. Management  For           Voted - For
E2  To Approve the Annual Aggregate Compensation of
    Members of Management and the Fiscal Council/audit
    Committee, in the Aggregate Amount of R$39 Million,
    Including Extra Compensation for the Month of
    December 2013 in an Amount Equal to A Monthly
    Salary.                                              Management  For           Voted - For
E3  To Amend the Stock Option Plan (the "plan"), All As
    More Fully Described in the Proxy Statement.         Management  For           Voted - For
CIA HERING SA, BLUMENAU
CUSIP: P50753105
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
I   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on the Financial Statements
    Regarding the Fiscal Year Ended on December 31, 2012 Management  For           Voted - For
II  Approval of the Capital Budget for the 2013 Fiscal
    Year                                                 Management  For           Voted - For
III To Decide on the Allocation of the Results from the
    Fiscal Year Ended on December 31, 2012, the
    Distribution of the Dividends and on the
    Ratification of the Distribution of Dividends and
    Interest on Own Decided on by the Board of Directors Management  For           Voted - For
IV  To Elect the Members of the Board of Directors       Management  For           Voted - Against
V   To Set the Global Remuneration of the Company
    Directors, Executive Committee and the Consultant
    Committee                                            Management  For           Voted - For


15




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
COMPANHIA DE BEBIDAS DAS AMERICAS-AMBEV
CUSIP: 20441W203 TICKER: ABV
Meeting Date: 29-Apr-13 Meeting Type: Special
O3  Election of Members of the Company's Fiscal Council
    and Their Respective Alternates.                    Management  For           Abstain
COSAN SA INDUSTRIA E COMERCIO, PIRACICABA, SP
CUSIP: P31573101
Meeting Date: 17-Jul-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I.A Merger of Handson Participacoes S.a., A Share
    Corporation, with Its Head Office in the City of
    Barra Bonita, State of Sao Paulo, at Fazenda Pau D
    Alho, No Address Number, Predio Administrativo
    Cosan, Room 20 B, Rural Zone, Zip Code 17340.000,
    with Corporate Taxpayer Id Number, Cnpj.mf,
    012.623.909-0001.85, and at the Sao Paulo State
    Board of Trade Under Company Identification Number,
    Nire, 35.300.382.943, from Here Onwards Handson,
    with an Analysis of the Following Matters Approval
    of the Protocol and Justification of Merger of
    Handson Signed by the Executive Committee of the
    Company and of Handson on June 29, 2012, from Here
    Onwards the Protocol, in Keeping with the Notice of
    Material Fact Released on That Date by the Company,
    in Accordance with the Terms of Cvm Instructions
    319.99 and 358.02                                   Management  For           Voted - For
I.B Ratification of the Appointment of the Specialized
    Company Soparc, Auditores E Consultores S.s. Ltda.,
    A Company Specialized in Business Valuation, with
    Its Head Office in the City of Piracicaba, State of
    Sao Paulo, at Rua 13 De Maio 797, with Corporate
    Taxpayer Id Number, Cnpj.mf, 03.132.733.0001.78,
    and Originally Registered with the Sao Paulo State
    Regional Accounting Board Under Number
    2sp020874.o.6, from Here Onwards the Valuation
    Company, for the Valuation of the Book Equity of
    Handson and the Preparation of the Appropriate
    Valuation Report, from Here Onwards the Valuation
    Report                                              Management  For           Voted - For
I.C Approval of the Valuation Report                    Management  For           Voted - For
                                                        16





                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
I.D Merger of the Entirety of the Book Equity of
    Handson Into the Company, in Accordance with the
    Terms and Conditions Established in the Protocol,
    Without an Increase in the Share Capital of the
    Company, and with the Consequent Extinction of
    Handson                                             Management  For           Voted - For
I.E Authorization for the Members of the Executive
    Committee of the Company to Do All the Acts and
    Take All the Measures Necessary for the
    Implementation of the Merger of Handson             Management  For           Voted - For
II  Creation of A Bylaws Reserve, for the Allocation of
    Up to 75 Percent of the Net Profit from Each Fiscal
    Year, to Strengthen the Working Capital and the
    Financing of the Maintenance, Expansion and
    Development of the Activities That Make Up the
    Corporate Purpose of the Company and Or of Its
    Subsidiaries, with the Consequent Amendment of
    Article 29 of the Corporate Bylaws of the Company,
    Up to the Limit of 100 Percent of the Share Capital Management  For           Voted - For
III Restatement of the Corporate Bylaws As A Result of
    the Amendment Proposed Above, If It is Approved by
    the Shareholders                                    Management  For           Voted - For
Meeting Date: 31-Jul-12 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Examine, Discuss and Approve the Financial
    Statements Relating to the Fiscal Year That Ended
    on March 31, 2012                                   Management  For           Voted - For
2   Destination of the Year End Results                 Management  For           Voted - For
3   To Elect the Members of the Board of Directors      Management  For           Voted - For
4   To Set the Global Remuneration of the Company
    Directors for the Exercise Started on April, 01,
    2012                                                Management  For           Voted - Against
                                                        17





                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
GAFISA S.A.
CUSIP: 362607301 TICKER: GFA
Meeting Date: 19-Apr-13 Meeting Type: Annual
I   To Receive the Accounts Drawn Up by the Company's
    Officers, Examine, Discuss and Vote on the
    Financial Statements Concerning the Fiscal Year
    Ended December 31st, 2012.                           Management  For           Voted - For
II  To Establish the Amount of the Global Remuneration
    to be Paid to the Company's Administrators in 2013.  Management  For           Voted - For
III To Install and Establish the Number of Members That
    Shall Comprise the Company's Fiscal Council.         Management  For           Voted - For
IV  To Elect the Members of the Company's Fiscal
    Council Due to the Expiration of the Term of Office. Management  For           Voted - For
V   To Establish the Amount of the Global Remuneration
    to be Paid to the Company's Fiscal Council in 2013.  Management  For           Voted - For
GRENDENE SA, SOBRAL
CUSIP: P49516100
Meeting Date: 08-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
A   To Accept the Managements Accounts, Examine,
    Discuss and Vote on the Accounting and Or Financial
    Statements for the Business Year Ended on December
    31, 2012                                             Management  For           Voted - For
B   To Decide on the Destination of the Net Income for
    the Year and the Distribution of Dividends, in
    Accordance with the Proposal by the Company's
    Executive Management                                 Management  For           Voted - For
C   To Set the Remuneration of the Managers in
    Accordance with Clause 14 of the Bylaws              Management  For           Voted - For
HYPERMARCAS SA, SAO PAULO
CUSIP: P5230A101
Meeting Date: 28-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
                                                         18





    GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
I   Spinoff from the Company, with the Allocation of
    the Spun Off Portion to the Establishment of A New
    Share Corporation to Ratify the Protocol and
    Justification of Spin Off from Hypermarcas S.a.
    Followed by the Share Merger of Braga Holding,
    Prepared by the Executive Committee of the Company
    on December 12, 2012, Which Establishes, Among
    Other Things, the Terms and Conditions of the Spin
    Off from the Company, with the Transfer of the
    Portion Made Up by the Establishment That is
    Currently the Subsidiary of Hypermarcas Located in
    the State of Sao Paulo, in the City of Braganca
    Paulista, Including the Assets and Liabilities
    Related to the Manufacture and Sale of Medications
    from the Former and No Longer Existing Luper
    Industria Farmaceutica Ltda. A Company Merged Into
    the Company in Accordance with the Terms of the
    Minutes Contd                                       Management  For           Abstain
    Contd for the Extraordinary General Meeting That
    Was Held on April 29, 2011,-from Here Onwards the
    Spun Off Portion, Into Braga Holding, As Defined
    Below,-which is to be Established As A Result of
    the Mentioned Spin Off, from Here- Onwards the Spin
    Off, As Well As the Terms and Conditions of the
    Merger Of-all of the Shares of Braga Holding, As
    Defined Below, Into the Company, And-of the Acts
    and Measures Contemplated in It, from Here Onwards
    the Protocol-of Spin Off and Share Merger           Non-Voting                Non-Voting
II  To Ratify the Appointment and Hiring of Cca
    Continuity Auditores Independentes S.s. A Simple
    Company, with Its Head Office in the City of Sao
    Paulo, State of Sao Paulo, at Alameda Santos 2313,
    2nd Floor, Jardim Paulista, Duly Registered with
    the Sao Paulo Public Accounting Council, Crc.sp,
    Under Number 2sp025430.o.2, with Corporate Taxpayer
    Id Number, Cnpj.mf,                                 Management  For           Abstain
III To Approve the Valuation Report, in Regard to the
    Spin Off, Followed by the Establishment of Braga
    Holding, As Defined Below                           Management  For           Abstain
IV  To Approve the Proposal for the Spin Off from the
    Company, with the Transfer of the Spun Off Portion
    of Its Assets to A New Special Purpose Company,
    Which is Structured As A Share Corporation, to be
    Established As A Result of the Mentioned Spin Off,
    Which is to be Called Braga Holding S.a. from Here
    Onwards Braga Holding, in Accordance with the
    Protocol of Spin Off and Share Merger, in
    Accordance with Terms of Article 229 of the
    Brazilian Corporate Law, with the Consequent
    Reduction of the Share Capital of the Company, in
    the Amount of Brl 15,249,224.12, Through the
    Cancellation of 1,419,474 Common, Nominative
    Shares, with No Par Value, Issued by the Company,


19




     GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     in Proportion to the Shareholding Interest Held by
     the Shareholders                                    Management  For           Abstain
V.a  To Approve the Establishment of Braga Holding As A
     Result of the Spin Off, the Share Capital of Which
     Will be Subscribed for by the Current Shareholders
     of the Company, in Proportion to the Shareholding
     Interest They Have in the Company, and Paid in with
     the Spun Off Portion, As Well As to Approve the
     Draft of the Corporate Bylaws of Braga Holding      Management  For           Abstain
V.b  To Elect the Members of the Executive Committee of
     Braga Holding                                       Management  For           Abstain
V.c  To Establish the Compensation of the Members of the
     Executive Committee of Braga Holding                Management  For           Abstain
VI   Merger of the Shares Issued by Braga Holding Into
     the Company to Ratify the Protocol of Spin Off and
     Share Merger, Prepared by the Executive Committee
     of the Company on December 12, 2012, in Accordance
     with the Terms of Article 252 of the Brazilian
     Corporate Law, Which Establishes, in Addition to
     the Terms and Conditions of the Spin Off Followed
     by the Establishment of Braga Holding, the Terms
     and Conditions of the Share Merger, As Defined
     Below, and of the Acts and Measures Contemplated in
     It                                                  Management  For           Abstain
VII  To Ratify the Appointment and Hiring of Cca As the
     Specialized Company Responsible for the Preparation
     of the Valuation Report, in Regard to the Book
     Valuation of the Shares of Braga Holding, for the
     Purposes of the Share Merger, on the Basis Date of
     September 30, 2012                                  Management  For           Abstain
VIII To Approve the Valuation Report, in Regard to the
     Share Merger                                        Management  For           Abstain
IX   To Approve the Proposal for the Merger, Into the
     Company, of All of the Shares Issued by Braga
     Holding, from Here Onwards the Share Merger, in
     Accordance with the Terms of the Protocol of Spin
     Off and Share Merger, with the Consequent Increase
     of the Share Capital of the Company, in the Amount
     of Brl 15,249,224.12, Through the Issuance of
     1,419,474 Common, Nominative Shares, with No Par
     Value, to be Subscribed for by the Shareholders of
     the Company, in Proportion to the Shareholder
     Interest They Have                                  Management  For           Abstain
X    Preemptive Right As A Result of the Company Signing
     the Agreement for the Purchase and Sale of Shares
     and Other Covenants for the Disposition of All of
     the Shares of Braga Holding, Which, After the Share
     Merger, Will Come to be A Wholly Owned Subsidiary
     of the Company, to Receive an Offer for the
     Exercise of A Preemptive Right in the Acquisition
     of the Shares of Braga Holding, in Accordance the
     Terms of Article 253, I, of the Brazilian Corporate
     Law, with It Being the Case That It Will be Up to
     the General Meeting to Establish the Deadline and
     Procedure for the Exercise of This Right            Management  For           Abstain
                                                         20





                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
XI  Authorization for the Managers to Authorize the
    Managers of the Company to Do All the Acts
    Necessary to Carry Out the Resolutions Proposed and
    Approved by the Shareholders of the Company         Management  For           Abstain
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Addition
    of Voting Option Comment.-if You Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form
    U-nless You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   Accept Financial Statements and Statutory Reports
    for Fiscal Year Ended Dec. 31, 2012                 Management  For           Voted - For
2   Approve Allocation of Income and Dividends          Management  For           Voted - For
3   Elect Directors                                     Management  For           Voted - Against
4   Approve Remuneration of Company's Management        Management  For           Voted - For
5   Authorize Board to Ratify and Execute Approved
    Resolutions                                         Management  For           Voted - For
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must Include-the Name of the
    Candidate to be Elected. If Instructions to Vote on
    This Item-is Received Without A Candidate's Name,
    Your Vote Will be Processed in Favor-or Against of
    the Default Company's Candidate. Thank You.         Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 30-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   Amend Article 19                                    Management  For           Voted - Against
2   Amend Article 19, Paragraphs 6,7 and 8              Management  For           Voted - For


21




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Amend Article 20                                    Management  For           Voted - For
4   Amend Article 23                                    Management  For           Voted - For
5   Amend Article 42                                    Management  For           Voted - For
6   Consolidate Bylaws                                  Management  For           Voted - For
7   Authorize Board to Ratify and Execute Approved
    Resolutions                                         Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment and P-ostponement of Meeting
    from 18 Apr to 30 Apr 2013. If You Have Already
    Sent In-your Votes, Please Do Not Return This Proxy
    Form Unless You Decide to Amend Y-our Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
HYPERMARCAS SA, SAO PAULO
CUSIP: P5246AAD5
Meeting Date: 28-Dec-12 Meeting Type: Special General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   The Proposal for the Spin Off from the Company,
    with the Transfer of the Spun Off Portion of Its
    Assets, Made Up by the Establishment That is
    Currently the Subsidiary of Hypermarcas Located in
    the State of Sao Paulo, in the City of Braganca
    Paulista, Including the Assets and Liabilities
    Related to the Manufacture and Sale of Medications
    from the Former and No Longer Existing Luper
    Industria Farmaceutica Ltda., A Company Merged Into
    the Company in Accordance with the Terms of the
    Minutes for the Extraordinary General Meeting That
    Was Held on April 29, 2011, to A New Special
    Purpose Company, Which is Structured As A Share
    Corporation, to be Established As A Result of the
    Mentioned Spin Off, Which is to be Called Braga
    Holding S.a., from Here Onwards Braga Holding, in
    Accordance with the Protocol of Spin Off and Share
    Merger, Contd                                       Management  For           Abstain
    Contd in Accordance with Terms of Article 229 of
    the Brazilian Corporate Law,-with the Consequent
    Reduction of the Share Capital of the Company, in
    The-amount of Brl 15,249,224.12, Through the
                                                        22





                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Cancellation of 1,419,474 Common,- Nominative
    Shares, with No Par Value, Issued by the Company,
    in Proportion To-the Shareholding Interest Held by
    the Shareholders                                    Non-Voting                Non-Voting
II  Proposal for the Merger, Into the Company, of All
    of the Shares Issued by Braga Holding, from Here
    Onwards the Share Merger, in Accordance with the
    Terms of the Protocol of Spin Off and Share Merger,
    with the Consequent Increase of the Share Capital
    of the Company, in the Amount of Brl 15,249,224.12,
    Through the Issuance of 1,419,474 Common,
    Nominative Shares, with No Par Value, to be
    Subscribed for by the Shareholders of the Company,
    in Proportion to the Shareholder Interest They Have Management  For           Abstain
HYPERMARCAS SA, SAO PAULO
CUSIP: P5246AAE3
Meeting Date: 28-Dec-12 Meeting Type: Special General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   The Proposal for the Spin Off from the Company,
    with the Transfer of the Spun Off Portion of Its
    Assets, Made Up by the Establishment That is
    Currently the Subsidiary of Hypermarcas Located in
    the State of Sao Paulo, in the City of Braganca
    Paulista, Including the Assets and Liabilities
    Related to the Manufacture and Sale of Medications
    from the Former and No Longer Existing Luper
    Industria Farmaceutica Ltda., A Company Merged Into
    the Company in Accordance with the Terms of the
    Minutes for the Extraordinary General Meeting That
    Was Held on April 29, 2011, to A New Special
    Purpose Company, Which is Structured As A Share
    Corporation, to be Established As A Result of the
    Mentioned Spin Off, Which is to be Called Braga
    Holding S.a., from Here Onwards Braga Holding, in
    Accordance with the Protocol of Spin Off and Share
    Merger, Contd                                       Management  For           Abstain
    Contd in Accordance with Terms of Article 229 of
    the Brazilian Corporate Law,-with the Consequent
    Reduction of the Share Capital of the Company, in
    The-amount of Brl 15,249,224.12, Through the
    Cancellation of 1,419,474 Common,- Nominative
    Shares, with No Par Value, Issued by the Company,


23




                           GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY   MGT. POSITION REGISTRANT VOTED
    in Proportion To-the Shareholding Interest Held by
    the Shareholders                                     Non-Voting                  Non-Voting
II  Proposal for the Merger, Into the Company, of All
    of the Shares Issued by Braga Holding, from Here
    Onwards the Share Merger, in Accordance with the
    Terms of the Protocol of Spin Off and Share Merger,
    with the Consequent Increase of the Share Capital
    of the Company, in the Amount of Brl 15,249,224.12,
    Through the Issuance of 1,419,474 Common,
    Nominative Shares, with No Par Value, to be
    Subscribed for by the Shareholders of the Company,
    in Proportion to the Shareholder Interest They Have  Management    For           Abstain
INTERNATIONAL MEAL COMPANY HOLDINGS SA, SAO PAULO
CUSIP: P5789M100
Meeting Date: 26-Apr-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                  Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                  Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                 Non-Voting                  Non-Voting
I   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Approve the Company's
    Consolidated and Individual Financial Statements
    Regarding the Fiscal Year Ending on December 31,
    2012, Accompanied by the Independent Auditors Report Management    For           Voted - For
II  To Decide on the Allocation of the Result of the
    Fiscal Year 2012, and the Distribution of Dividends  Management    For           Voted - For
III To Set the Global Remuneration of the Company
    Directors for the 2013                               Management    For           Voted - For
IV  Election of the Members of the Board of Directors
    for the 2013/2014 Period                             Management    For           Voted - Against
JBS SA, SAO PAULO
CUSIP: P59695109
Meeting Date: 27-Dec-12    Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
                                                         24





                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
I   To Examine, Discuss and Approve the Protocol and
    Justification of Merger of Cascavel Couros Ltda.
    Into Jbs S.a., Which Was Signed by the Managers of
    the Company and of Cascavel Couros Ltda., from Here
    Onwards Cascavel Couros, from Here Onwards the
    Protocol and Justification, As Well As All the Acts
    and Measures Contemplated in It                      Management  For           Voted - For
II  To Ratify the Appointment and Hiring of Apsis
    Consultoria Empresarial Ltda. to Carry Out the
    Valuation of the Equity of Cascavel Couros, for the
    Purposes of That Which is Provided for in Articles
    226 and 227 and in the Manner Provided for in
    Article 8 of Law Number 6404.76, and to Prepare the
    Valuation Report, from Here Onwards the Valuation
    Report                                               Management  For           Voted - For
III To Examine, Discuss and Approve the Valuation Report Management  For           Voted - For
IV  To Approve the Merger of Cascavel Couros Into the
    Company                                              Management  For           Voted - For
V.A To Amend the Corporate Bylaws of the Company to
    Include the Activities Conducted by Cascavel Couros
    in Article 3                                         Management  For           Voted - For
V.B To Include the Activity of the Highway
    Transportation of Dangerous Products in Article 3    Management  For           Voted - For
V.C To Adapt Article 5 to Ratify and State the Number
    of Shares Into Which the Share Capital is Divided,
    Bearing in Mind the Cancellation of the Shares Held
    in Treasury That Was Approved at the Meeting of the
    Board of Directors of the Company That Was Held on
    August 14, 2012                                      Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                              Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting
Meeting Date: 29-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
                                                         25





                         GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Examine, Discuss and Approve the Protocol and
    Justification of Merger of Novaprom Food
    Ingredients Ltda., from Here Onwards Referred to As
    Novaprom, Into the Company, in Accordance with the
    Terms of the Proposal from the Management, As Well
    As All of the Acts and Measures Contemplated in It   Management  For           Voted - For
2   To Ratify the Appointment and Hiring of Apsis
    Consultoria Empresarial Ltda. to Value the Equity
    of Novaprom, for the Purposes of That Which is
    Provided for in Articles 226 and 227 and in
    Accordance with Article 8 of Law Number 6404.76,
    and to Prepare the Valuation Report, from Here
    Onwards Referred to As the Valuation Report          Management  For           Voted - For
3   To Examine, Discuss and Approve the Valuation Report Management  For           Voted - For
4   To Approve the Merger of Novaprom Into the Company   Management  For           Voted - For
5   To Approve the Amendment of Article 3 of the
    Corporate Bylaws for the Inclusion of the Following
    Activities in the Corporate Purpose of the Company
    A. Operation in the Area of Industrialization,
    Sales, Export and Import of Ingredients and
    Products for Foodstuffs and the Sales
    Representation of Products in General, B. Recovery
    of Plastic Materials, C. Recovery of Materials Not
    Previously Specified, D. Treatment and Disposition
    of Waste That is Not Hazardous, E. Treatment and
    Disposition of Hazardous Waste, and F.
    Manufacturing Plastic Items for Other Purposes Not
    Previously Specified                                 Management  For           Voted - For
6   To Approve the Amendment of Line Xvii of Article 19
    of the Corporate Bylaws to Reflect the Authority of
    the Board of Directors to Resolve Regarding the
    Issuance of Simple Debentures, Not Convertible Into
    Shares, with Or Without A Collateral Guarantee       Management  For           Voted - For
7   To Approve the Restatement of the Corporate Bylaws
    of the Company                                       Management  For           Voted - For
LOCALIZA RENT A CAR SA, BELO HORIZONTE
CUSIP: P6330Z111
Meeting Date: 29-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                 Non-Voting                Non-Voting
                                                         26





                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   Approve the Administrators Accounts, the
    Administrations Report, the Financial Statements
    and the Accounting Statements to the Company        Management  For           Voted - For
2   Approve the Proposal of the Administration to the
    Destination of Profit of the Fiscal Year and the
    Distribution of Dividends                           Management  For           Voted - For
3   To Elect the Members of the Board of Directors      Management  For           Voted - For
4   To Set the Global Remuneration of the Company
    Directors                                           Management  For           Voted - For
Meeting Date: 29-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Approve the Capital Increase of Localiza Through
    the Incorporation of Part of the Balance of the
    Profit Reserves, with the Issuance of New Shares    Management  For           Voted - For
2   To Approve the Restatement of the Corporate Bylaws
    in Accordance with the Amendments Proposed Above    Management  For           Voted - For
3   To Approve Amendments to the Third Stock Option
    Plan of the Company                                 Management  For           Voted - For
LOJAS AMERICANAS SA, RIO DE JANEIRO
CUSIP: P6329M105
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes


27




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item III Only. Thank-you.                    Non-Voting                Non-Voting
I   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on The-administrations Report,
    Financial Statements Regarding the Fiscal Year
    That-ended on December 31, 2012 and Deliberate on
    the Proposal for the Allocation-of Net Profits for
    the Fiscal Year That Ended on December 31, 2012      Non-Voting                Non-Voting
II  Approve the Company's Capital Budget for the 2013
    Fiscal Year, for The-purposes of Art. 196 of Law
    6,404 of December 15, 1976, As Amended Acts          Non-Voting                Non-Voting
III To Elect Members of the Board of Directors of the
    Company, for A Term That End at the Annual General
    Meeting 2016                                         Management  For           Voted - For
IV  To Set the Limit of the Overall Remuneration of the
    Company to be Paid Until-annual General Meeting 2014 Non-Voting                Non-Voting
LOJAS RENNER SA, PORTO ALEGRE
CUSIP: P6332C102
Meeting Date: 18-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You                                                  Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   To Examine, Discuss and Approve the Administrators
    Accounts and the Financial Statements Relating to
    the Fiscal Year That Ended on December 31, 2012      Management  For           Voted - For
2   To Decide on the Distribution of the Profits from
    the Fiscal Year and to Distribute Dividends          Management  For           Voted - For
3   To Examine, Discuss and Vote on the Proposal for
    the Increase of the Share Capital with the
    Incorporation of Part of the Profit Reserves, in
    Accordance with the Terms of Line C of Article 34
    of the Corporate Bylaws                              Management  For           Voted - For
4   To Elect the Members of the Board of Directors       Management  For           Voted - For
5   To Establish the Amount of the Compensation of the
    Managers                                             Management  For           Voted - For


28




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
6    To Elect the Members of the Fiscal Council          Management  For           Voted - For
7    To Establish the Amount of the Compensation of the
     Members of the Finance Committee                    Management  For           Voted - For
M. DIAS BRANCO SA INDUSTRIA E COMERCIO DE ALIMENTO
CUSIP: P64876108
Meeting Date: 31-Aug-12 Meeting Type: ExtraOrdinary General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                             Non-Voting                Non-Voting
     Please Note That Votes 'in Favor' and 'against' in
     the Same Agenda Item Are- Not Allowed. Only Votes
     in Favor And/or Abstain Or Against And/ Or
     Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I.A  To Vote, in Accordance with the Terms of Article
     256 and Its Respective Paragraphs of Law Number
     6404.76, Regarding the Purchase by the Company of
     the Business Companies Pelagio Participacoes S.a.,
     A Closely Held Share Corporation, Incorporated and
     Existing in Accordance with Brazilian Law, with Its
     Head Office at Rua Rufino De Alencar 121, Room 2
     Altos, Downtown in the Municipality of Fortaleza,
     State of Ceara, Zip Code 60060.620, with Corporate
     Taxpayer Id Number, Cnpj.mf, 11.788.655.0001.92 and
     with Its Founding Documents Filed with the Ceara
     State Board of Trade Under Business Identification
     Number, Nire, 23.300.029.658, Which Has Full
     Control Over Pelagio Oliveira S.a., A Closely Held
     Share Corporation, with Its Head Office at Avenida
     Parque Oeste 2101, Distrito Industrial,
     Municipality of Maracanau, State of Ceara, Contd    Management  For           Voted - For
     Contd with Corporate Taxpayer Id Number, Cnpj.mf,
     07.224.090.0001.43 and Its-founding Documents Filed
     with the Ceara State Board of Trade Under
     Business-identification Number, Nire, 23300017153   Non-Voting                Non-Voting
I.B  Jbrandao Comercio E Industria Ltda., A Limited
     Company, with Its Head Office at Avenida Parque
     Oeste 2113, Distrito Industrial, Municipality of
     Maracanau, State of Ceara, with Corporate Taxpayer
     Id Number, Cnpj.mf, 06.822.340.0001.84 and Its
     Founding Documents Filed with the Ceara State Board
     of Trade Under Business Identification Number,
     Nire, 23200219684, Done on December 23, 2011        Management  For           Voted - For
II.A To Discuss and Vote Regarding the Proposal for the
     Merger, Into the Company, of the Company Under Its
     Full Control Pelagio Oliveira S.a. And, in This
     Regard, to Discuss and Vote Regarding the Protocol
     and Justification of Merger of Pelagio Oliveira
     S.a. Into the Company, Which Was Signed on August
                                                         29





                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     15, 2012, by the Managers of Both the Companies, As
     Well As of the Acts and Measures Contemplated in It Management  For           Voted - For
II.B To Appoint the Appraisers Charged with Valuing the
     Equity of Pelagio Oliveira S.a. That is to be
     Merged Into the Company                             Management  For           Voted - For
II.C To Discuss and Vote Regarding the Valuation Report
     Confirming the Equity Value of Pelagio Oliveira
     S.a. Prepared by the Appraisers Who Were Appointed  Management  For           Voted - For
II.D To Approve the Merger of Pelagio Oliveira S.a. Into
     the Company                                         Management  For           Voted - For
Meeting Date: 28-Dec-12 Meeting Type: ExtraOrdinary General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                             Non-Voting                Non-Voting
     Please Note That Votes 'in Favor' and 'against' in
     the Same Agenda Item Are- Not Allowed. Only Votes
     in Favor And/or Abstain Or Against And/ Or
     Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I    To Vote, in Accordance with the Terms of Article
     256 and the Respective Paragraphs of Law Number
     6.404.76, Regarding the Purchase by the Company of
     the Business Company Moinho Santa Lucia Ltda., A
     Private Law Corporate Entity, with Corporate
     Taxpayer Id Number, Cnpj, 03.286.775.0001.63, with
     Its Head Office and Venue in the Municipality of
     Aquiraz, State of Ceara, on Estrada Do Camara, No
     Address Number, Bairro Telha, and the Founding
     Documents of Which are on File with the State of
     Ceara Board of Trade Under Business Id Registration
     Number, Nire, to 23.200.825.576                     Management  For           Voted - For
II   To Discuss and Vote Regarding the Proposal for the
     Merger, Into the Company, of That Same Company,
     Minho Santa Lucia Ltda., And, in This Regard, A. to
     Discuss and Vote Regarding the Protocol and
     Justification of Merger of Moinho Santa Lucia Ltda.
     Into the Company, Which Was Signed on December 11,
     2012, by the Managers of Both of the Companies, As
     Well As of the Acts and Measures Contemplated in
     It, B. to Appoint the Appraisers Charged with the
     Evaluation of the Equity of the Company to be
     Merged Into the Company, C. to Discuss and Vote
     Regarding the Valuation Report Confirming the
     Equity Value of Moinho Santa Lucia Ltda. Prepared
     by the Appraisers Who are Appointed, and D. to
     Approve the Merger of Moinho Santa Lucia Ltda. Into
     the Company. Bearing in Mind the Amount of the
     Transaction to be Submitted to the General Contd    Management  For           Voted - For
     Contd Meeting, Which is the Object of Item I of
     This Call Notice, and In-accordance with the
     Provision of Paragraph 2 of Article 256 of Law
     6.404.76,-the Dissenting Shareholders at the


30




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                               PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    General Meeting Will Have the Right Of-withdrawal
    Provided for in Article 137 of That Same Law, the
    Shareholders Who-were the Owners of the Shares That
    are the Object of the Reimbursement on May- 25,
    2012, Will Have the Right to Withdraw, and the
    Reimbursement Amounts Will-be Brl 17.68 Per Share,
    Based on the Last Balance Sheet, Which is
    Dated-december 31, 2011                            Non-Voting                 Non-Voting
Meeting Date: 19-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                            Non-Voting                 Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                               Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                     Non-Voting                 Non-Voting
I   To Approve, Upon the Board of Directors Annual
    Report, Financial Statements, Accompanied by
    Independent Auditors Report Related to Fiscal Year
    Ended on December 31, 2012                         Management   For           Voted - For
II  Deliberate on the Allocation of Net Profit Resulted
    from 2012 Fiscal Year, Accordance with A Proposal
    from the Board of Directors at Meeting Held on
    March 04, 2012                                     Management   For           Voted - For
III To Elect and Instate the Members of the Board of
    Directors                                          Management   For           Voted - For
IV  To Establish the Aggregate Annual Remuneration of
    the Management of the Company                      Management   For           Voted - For
MARFRIG ALIMENTOS SA, SAO PAULO
CUSIP: P64389102
Meeting Date: 08-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                            Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes


31




                         GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
A   To Ratify the Number of Common Shares Issued by the
    Company at 345,747,405 Common Shares, with There
    Being No Change in the Amount of the Share Capital  Management   For           Voted - For
B   Approval of the Increase of the Limit of the
    Authorized Capital from 500 Million Common Shares
    to 630 Million Common Shares                        Management   For           Voted - For
C   Restatement of the Corporate Bylaws of the Company  Management   For           Voted - For
Meeting Date: 30-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                 Non-Voting
1   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Approve the Company
    Consolidated Financial Statements Relating to
    Fiscal Year Ended December 31, 2012                 Management   For           Voted - For
2   To Evaluate the Financial Statements in Relation to
    the Fiscal Year That Ended on December 31, 2010,
    and December 31, 2011, in Regard to the
    Reclassification of the Accounting Entry of the
    Second Private Issuance of Debentures Convertible
    Into Shares Issued by the Company                   Management   For           Voted - For
3   To Elect the Members of the Board of Directors      Management   For           Voted - For
4   To Elect the Members of the Finance Committee       Management   For           Abstain
5   To Set the Total Annual Remuneration for the
    Members of the Board of Directors Elected, for the
    Executive Committee, and for the Members of the
    Finance Committee for the 2013 Fiscal Year          Management   For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Arenot-allowed. Only Votes in
    Favor And/or Abstain Or Against And/or Abstain are
    All-owed. Thank You.                                Non-Voting                 Non-Voting
    Please Note That This is A Revision Due to Addition
    of Comment. If You Have Al-ready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Deci-de to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                 Non-Voting
Meeting Date: 30-Apr-13  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your


32




                              GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                      PROPOSED BY                          MGT. POSITION REGISTRANT VOTED
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative   Non-Voting                                         Non-Voting
1   To Vote, in Accordance with the Terms of Article
    256 of Law Number 6404.76, Regarding the
    Ratification of the Acquisition of the Entirety of
    the Share Capital of Keystone Foods Llc, A Company
    Duly Incorporated and Validly Existing in
    Accordance with the Laws of the State of Delaware,
    United States of America, with Its Head Office at
    Five Tower Bridge, 300 Barr Harbor Drive, Suite
    600, in the City of West Conshohocken, Montgomery
    County, State of Pennsylvania, 19428, and the
    Signing of the Respective Agreement for the
    Purchase of an Equity Interest and Addenda Between,
    on the One Side, Marfrig Alimentos S.a. And, on the
    Other, Keystone Foods Holdings Llc and Keystone
    Foods Intermediate Llc    Management                           For           Voted - Against
2   To Vote, in Accordance with the Terms of Article
    256 of Law Number 6404.76, Regarding the
    Ratification the Appointment of Deloitte Touche
    Tohmatsu Consultores Ltda. for the Preparation of
    the Valuation Report, for the Purposes of Article
    256, Paragraphs 1 and 2, and Article 8 of Law
    Number 6404.76, from Here Onwards Referred to As
    the Valuation Report      Management                           For           Voted - Against
3   To Vote, in Accordance with the Terms of Article
    256 of Law Number 6404.76, Regarding the
    Ratification the Ratification of the Valuation
    Report Prepared and Made Available to the
    Shareholders on This Date Management                           For           Voted - Against
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/or Abstain
    are Al-lowed. Thank You   Non-Voting                                         Non-Voting
    Please Note That This is A Revision Due to Addition
    of Comment. If You Have Al-ready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Deci-de to Amend Your Original Instructions.
    Thank You.                Non-Voting                                         Non-Voting
MARISA LOJAS SA
CUSIP: P6462B106
Meeting Date: 18-Apr-13       Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative   Non-Voting                                         Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes


33




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
I   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Approve the Company's
    Consolidated Financial Statements for the Fiscal
    Year Ending December 31, 2012                       Management  For           Voted - For
II  Consideration of the Proposed Allocation of Net
    Profits and Dividend Distribution, As Well As the
    Proposed Capital Budget                             Management  For           Voted - For
III To Elect the Members of the Board of Directors      Management  For           Voted - For
IV  To Set the Directors Remuneration                   Management  For           Voted - For
MULTIPLUS SA, SAO PAULO
CUSIP: P69915109
Meeting Date: 23-Jul-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
A   Amendment of the Corporate Bylaws of the Company,
    in Accordance with the Terms of the Proposal
    Presented As Appendix I to the Manual for
    Participation in the Extraordinary General Meeting
    of July 23, 2012                                    Management  For           Voted - For
B   Election of Two Members to the Board of Directors
    in Light of the Resignations Presented by Maria
    Claudia Oliveira Amaro, Flavia Turci and Egberto
    Vieira Lima and of the Proposal for the Amendment
    of the Corporate Bylaws of the Company Referred to
    in Item A Above, Complying with the Minimum
    Percentage of 20 Percent Independent Members of the
    Board of Directors, in Accordance with the New


34




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                               PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Listing Regulations of the Novo Mercado of the Bm
    and Fbovespa, Bolsa De Valores, Mercadorias E
    Futuros                                            Management   For           Voted - For
C   Ratification of the Individual and Aggregate
    Compensation of the Members of the Board of
    Directors                                          Management   For           Voted - For
Meeting Date: 06-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                            Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                    Non-Voting                 Non-Voting
A   In Relation to 645,176 Options for the Purchase of
    Common Shares of the Company, from Here Onwards the
    Options, Granted Especially to Mr. Libano Miranda
    Barroso, Under the Terms of Item 4.2 of the General
    Stock Option Plan, from Here Onwards the Plan, and
    As Approved by the Extraordinary General Meeting
    Held on October 4, 2010, I. the Anticipation, to
    the Date of the General Meeting That is Called
    Here, of the Vesting of 322,588 Options, the
    Vesting of Which Would Have Occurred on October 4,
    2013, and II. the Cancellation of 322,588 Options,
    the Vesting for Which Would Have Occurred on
    October 4, 2014, in Light of the Request Made by
    Mr. Libano Miranda Barroso to the Company          Management   For           Voted - For
B   In Relation to 322,588 Options Granted Especially
    to Mr. Egberto Vieira Lima, in Accordance with Item
    4.2 of the Plan and As Approved at an Extraordinary
    General Meeting Held on October 4, 2010, I. the
    Anticipation, to the Date of the General Meeting
    Called Here, of the Vesting of the 161,294 Options,
    the Vesting for Which Would've Occurred on October
    4, 2013, and II. Cancellation of the 161,294
    Options, the Vesting for Which Would've Occurred on
    October 4, 2014, in Light of the Request Made by
    Mr. Egberto Vieira Lima to the Company             Management   For           Voted - For
C   Amendment of Section 2.1 of the Private Instrument
    for the Granting of Stock Purchase Options Entered
    Into on October 4, 2010, Between the Company and
    Mr. Mauricio Quinze, As an Employee Or Officer of
    the Company Or of Companhia Brasileira De Servicos
    De Fidelizacao, A Company Created As A Result of
    the Binding Partnership Agreement Entered Into
    Between the Company and Groupe Aeroplan Inc., on
    November 7, 2011                                   Management   For           Voted - For
D   Authorization to the Executive Committee to Take
    All the Measures Necessary to Make the Resolutions
    Passed Effective                                   Management   For           Voted - For


35




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 01-Feb-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
A   To Appoint, from Among the Elected Members of the
    Board of Directors, the Member Who Will Hold the
    Position of Chairperson of the Board of Directors,
    in Light of the Resignation Tendered by Mr.
    Mauricio Rolim Amaro in Regard to the Performance
    of That Duty, with Mr. Amaro Remaining As A Member
    of the Board of Directors, As Well As to Appoint
    the Member Who Will Hold the Vacant Position of
    Vice Chairperson of the Board of Directors           Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                              Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
A   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on the Administrations Report, the
    Financial Statements and the Accounting Statements
    Accompanied by the Independent Auditors Report
    Regarding the Fiscal Year Ended on December 31, 2012 Management  For           Voted - For
B   Destination of the Year End Results from 2012
    Fiscal Year                                          Management  For           Voted - For
C   To Ratify the Approval of the Distribution of
    Dividends and Interest Over Capital, Paid in
    Advance, in Reference to the Fiscal Year That Ended
    on December 31, 2012, in Accordance with That Which
    Was Resolved on at Meetings of the Board of
    Directors of the Companies                           Management  For           Voted - For


36




                         GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
Meeting Date: 26-Apr-13  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
1   To Ratify the Aggregate Compensation of the
    Executive Committee for the Last Three Fiscal
    Years, As Well As to Approve the Amount Allocated
    to the Aggregate Compensation of the Management for
    the 2013 Fiscal Year                                Management   For           Voted - Against
2   To Change the Address of the Head Office of the
    Company to Rua Ministro Jesuino Cardoso 454, 1st
    and 2nd Floors, Edificio the One, Vila Nova
    Conceicao, Zip Code 04544.051, Sao Paulo, Sao
    Paulo, with the Consequent Amendment of Article 2
    of the Corporate Bylaws                             Management   For           Voted - For
3   To Amend the Sole Paragraph of Article 9 of the
    Corporate Bylaws of the Company to Provide That
    Only the Cost of the Service of the Transfer of
    Ownership of the Shares Will be Charged to the
    Shareholders, in Accordance with That Which is
    Provided for in the Law in Effect                   Management   For           Voted - For
NATURA COSMETICOS SA, SAO PAULO
CUSIP: P7088C106
Meeting Date: 12-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You                                                 Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting


37




                          GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
1   To Examine, Discuss and Approve the Financial
    Statements Relating to the Fiscal Year That Ended
    on December 31, 2012                                Management    For           Voted - For
2   To Consider the Proposal for the Capital Budget for
    the Year 2013, the Allocation of the Net Profit
    from the Fiscal Year Ending on December 31, 2012,
    and to Ratify the Early Distributions of Dividends
    and Interim Interest on Net Equity                  Management    For           Voted - For
3   To Elect the Company's Board of Directors           Management    For           Voted - For
4   To Establish the Aggregate Remuneration of the
    Managers of the Company to be Paid Until the Annual
    General Meeting That Votes on the Financial
    Statements from the Fiscal Year That Will End on
    December 31, 2013                                   Management    For           Voted - For
Meeting Date: 12-Apr-13   Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                  Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                  Non-Voting
1   To Change the Address of the Head Office of the
    Company to the City of Sao Paulo, State of Sao
    Paulo, with the Consequent Amendment of Article 2
    of the Corporate Bylaws                             Management    For           Voted - For
2   To Improve the Corporate Purpose of the Company So
    That It Includes Conducting the Sale, Export and
    Import of Electrical Apparatuses for Personal Use,
    Articles for Babies and Children and Articles for
    the Bed, Table and Bathroom, with the Consequent
    Amendment of Article 3 of the Corporate Bylaws      Management    For           Voted - For
3   To Amend the Wording of Articles 15, 18 and 19 to
    Exclude the Positions of Co Chairpersons of the
    Board of Directors                                  Management    For           Voted - For
4   To Amend Articles 34, 35 and 49 to Improve the
    Wording of the Corporate Bylaws of the Company      Management    For           Voted - For
5   To Proceed with the Restatement of the Corporate
    Bylaws of the Company                               Management    For           Voted - For
6   To Ratify, in Accordance with the Terms of
    Paragraph 1 of Article 256 of Law 6404.76, the
    Acquisition, by the Company, of 65 Percent of the
    Share Capital of the Australian Company Emis
    Holdings Pty Ltd, As Disclosed by the Company in
    Notices of Material Fact Dated December 21, 2012,
    and February 28, 2013                               Management    For           Voted - For


38




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
RAIA DROGASIL SA, SAO PAULO
CUSIP: P7987N104
Meeting Date: 30-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                 Non-Voting                Non-Voting
I   The Approval of the Protocol and Justification of
    Merger of Raia S.a., A Share Corporation, with Its
    Head Office in the City of Sao Paulo, State of Sao
    Paulo, at Praca Panamericana, Number 57, Alto De
    Pinheiros, Zip Code 05461.000, with Corporate
    Taxpayer Id Number, Cnpj.mf, 60.605.664.0001.06,
    with Its Founding Documents on File with the Sao
    Paulo State Board of Trade Under Company Id Number
    Nire, 35.300.346.319, from Here Onwards Raia, Into
    the Company, Its Controlling Shareholder and Sole
    Shareholder, Entered Into Between the Officers of
    Raia and the Company, from Here Onwards the Protocol Management  For           Voted - For
II  The Ratification of the Appointment and Hiring of
    Ernst and Young Terco Auditores Independentes S.s.,
    A Company with Its Head Office in the City of Sao
    Paulo, State of Sao Paulo, at Avenida Juscelino
    Kubitscheck, Number 1830, Fifth and Sixth Floors,
    Itaim Bibi, Zip Code 04543.900, with Corporate
    Taxpayer Id Number, Cnpj.mf, 61.366.936.0001.25,
    Registered with the Regional Council of Accountants
    of the State of Sao Paulo                            Management  For           Voted - For
III The Approval of the Valuation Report                 Management  For           Voted - For
IV  The Approval of the Proposal for the Merger of Raia
    Into the Company, Its Controlling Shareholder and
    Sole Shareholder, with the Consequent Extinction of
    Raia and Transfer of Its Equity to the Company,
    from Here Onwards the Merger                         Management  For           Voted - For
V   The Ratification of All the Acts Done to This Time
    by the Managers of the Company for the Purpose of
    Implementing the Merger                              Management  For           Voted - For
VI  The Authorization for the Managers of the Company
    to Take All of the Measures That are Necessary to


39




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                               PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Formalized the Merger, Including Before the
    Government Agencies with Jurisdiction              Management   For           Voted - For
VII The Proposal for the Election of A New Full Member
    and New Alternate Member to Fill the Vacant
    Positions on the Board of Directors of the Company Management   For           Voted - For
Meeting Date: 29-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                            Non-Voting                 Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                               Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                     Non-Voting                 Non-Voting
A   Giving an Accounting by the Managers, Examination,
    Discussion and Voting on the Financial Statements
    for the Fiscal Year That Ended on December 31,
    2012, Accompanied by the Report from the
    Management, Opinion of the Independent Auditors,
    Published in the Edition of the Diario Oficial Do
    Estado De Sao Paulo and Valor Economico of March
    28, 2013, and Opinion of the Fiscal Council        Management   For           Voted - For
B   To Vote Regarding the Allocation of the Net Profit
    from the Fiscal Year, and to Vote on Approval of
    the Allocation of Interest on Shareholder Equity
    Resolved on at the Extraordinary Meetings of the
    Board of Directors of March 21, 2012, in the Amount
    of Brl 7,000,000, of June 21, 2012, in the Amount
    of Brl 18,500,000 and September 21, 2012, in the
    Amount of Brl 14,500,000, Which Will be Imputed to
    the Mandatory Dividend, Indicating the Date of
    Payment to the Shareholders                        Management   For           Voted - For
C   To Elect the Members of the Board of Directors and
    Its Respective Substitutes                         Management   For           Voted - For
D   To Set the Global Remuneration of the Company
    Directors                                          Management   For           Voted - For
Meeting Date: 29-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                            Non-Voting                 Non-Voting


40




                         GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
1   The Amendment of the Main Part of Article 10,
    Amendment of Paragraphs 4 and 6, the Exclusion of
    Paragraph 9 and Renumbering of the Subsequent
    Paragraph of Article 11 of the Corporate Bylaws,
    for I. the Inclusion of the Activities of the
    Position of Chief Sales and Marketing Officer Into
    the Position of Chief Commercial Officer, and II.
    the Creation of an Additional Position of Chief
    Operations and Retail Officer                       Management   For           Voted - For
RESTOQUE COMERCIO E CONFECCOES DE ROUPAS SA, SAO P
CUSIP: P6292Q109
Meeting Date: 26-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
A   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Approve the Company's
    Consolidated Financial Statements, Relating to
    Fiscal Year Ended December 31, 2012                 Management   For           Voted - For
B   Deliberate on the Allocation of Net Profit Result
    from 2012 Fiscal Year and the Distribution of
    Dividends                                           Management   For           Voted - For
C   To Elect the Members of the Board of Directors and
    Set the Total Annual Remuneration of Directors for
    the 2013 Fiscal Year                                Management   For           Voted - Against
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must Include-the Name of the
    Candidate to be Elected. If Instructions to Vote on
    This Item-is Received Without A Candidate's Name,
    Your Vote Will be Processed in Favor-or Against of
    the Default Company's Candidate. Thank You.         Non-Voting                 Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                 Non-Voting
Meeting Date: 26-Apr-13  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting


41




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
A   To Vote Regarding the New Company Stock Option Plan Management  For           Voted - For
B   I. to Vote Regarding the Following Amendments to
    the Corporate Bylaws of the Company, the Amendment
    of Article 20, to Increase the Maximum Number of
    Members of the Executive Committee, from 12 to 13
    Members, and for the Creation of A New Position of
    General Director for Operations, II. Amendment of
    Article 27 to Define and Adapt the Duties of the
    General Director for Operations and of the
    Operations Officer                                  Management  For           Voted - For
SAO MARTINHO SA
CUSIP: P8493J108
Meeting Date: 27-Jul-12 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Take Knowledge of the Director's Accounts, to
    Examine, Discuss and Approve the Company's
    Consolidated Financial Statements and Independent
    Auditors Report Relating to Fiscal Year Ending
    March 31, 2012                                      Management  For           Voted - For
2   To Approve the Distribution of Net Profits Relating
    to Fiscal Year, to Pay Company Dividends and the
    Capital Budget for the Current Year                 Management  For           Voted - For
3   To Elect the Members of the Board of Directors      Management  For           Voted - For
4   To Set the Global Remuneration of the Company
    Directors from 01 April 2012 Until 31 March 2013    Management  For           Voted - For
Meeting Date: 27-Jul-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If


42




    GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   The Increase of the Share Capital of the Company in
    the Amount of Brl 158,250,000, Without the Issuance
    of New Common, Nominative Shares and with No Par
    Value, to be Paid in Through the Capitalization of
    the Investment Reserve, with the Consequent
    Amendment of Article 5 of the Corporate Bylaws       Management  For           Voted - For
2.A The Proposal from the Management to Amend the
    Corporate Bylaws of the Company in Such A Way As to
    Reflect the Minimum Bylaws Clauses Provided for in
    the Novo Mercado Listing Regulations of the Bm and
    Fbovespa S.a., Bolsa De Valores Mercadorias E
    Futuros, in Effect Since May 10, 2011, Amending and
    Including the Following Provisions, Article 1, to
    Insert A Sole Paragraph, Article 5, an Improvement
    to the Wording of Paragraph 4, Article 10, Letter A
    to Improve the Wording and the Exclusion of the
    Sole Paragraph, Which Was Reallocated to Articles
    42 and 43, Article 11, an Improvement to the
    Wording in Certain Definitions, Article 18, an
    Improvement to the Wording of Paragraph 4, Article
    21, an Improvement to the Wording of the Main Part
    and of the First Paragraph, Exclusion of the Second
    and Third Paragraphs, Inclusion of Contd             Management  For           Voted - For
    Contd the Second Paragraph, Article 22, Inclusion
    of an Item Xxiv, Article-26, an Improvement to the
    Wording of the First Paragraph, Article 33, with
    An-improvement to the Wording of the Third
    Paragraph, Article 37, an Improvement-to the
    Wording of the Main Part, Article 38, an
    Improvement to the Wording Of-the Main Part,
    Article 39, an Improvement to the Wording of the
    Main Part And-of Letter B, Article 40, an
    Improvement to the Wording of Paragraphs 7, 8,
    9-and 10, Article 41, Reallocated to Article 50,     Non-Voting                Non-Voting
    Contd Article 44 and Paragraphs 1 and 2, Receiving
    the Inclusion of A New-provision to the Bylaws,
    Article 45 and Paragraph 1, 2, 3 and 4, Article
    46,-reallocated from Article 43, Article 47,
    Reallocated from Article 44 with An-improvement to
    the Wording, Article 48, Reallocated from Article
    45 with An-improvement of the Wording, Article 49,
    Reallocated from Article 46, with An- Improvement
    to the Wording, Article 50, Reallocated from
    Article 41, with An-improvement to the Wording       Non-Voting                Non-Voting
2.B.I Other Amendments Necessary to the Corporate Bylaws
    of the Company, to Amend Article 6 of the Corporate
    Bylaws, Which Deals with the Authorized Capital, to
    Establish That the Company Will be Authorized to
    Increase the Share Capital, Independently of A
    Bylaws Amendment, to the Limit of 124 Million


43




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Common Shares, Through A Resolution of the Board of
    Directors, Which Will Have the Authority to
    Establish the Issuance Conditions, Including the
    Price and Deadline for Paying In                     Management  For           Voted - For
2B.II To Amend the Wording of Article 20, to Remove the
    Mention of the Requirement for All the Members of
    the Board of Directors to be Shareholders of the
    Company, in Light of the Amendment to the Brazilian
    Corporations Law, Law Number 12,431.2011, Which Did
    Away with This Requirement                           Management  For           Voted - For
2BIIITo Include an Item Xxv in Article 22, Which Deals
    with the Resolutions of the Board of Directors,
    Establishing That the Board of Directors, in
    Accordance with the Terms of Its Internal Rules,
    for the Better Performance of Its Duties, Can
    Create Committees and Working Groups with Defined
    Objectives, Which Must Act As Auxiliary Bodies
    Without the Power to Pass Resolutions, Always for
    the Purpose of Assisting the Board of Directors      Management  For           Voted - For
2B.IV To Amend the Wording of Paragraph 1 of Article 23,
    to Exclude the Ability for Any Member of the Board
    of Directors to be Able to Call A Meeting of the
    Board of Directors, Limiting This Only to the
    Chairperson of the Board of Directors And, in His
    Or Her Absence, to the Vice Chairperson of the
    Board of Directors                                   Management  For           Voted - For
2.B.V To Exclude Article 47, Which Dealt with the
    Efficacy of Certain Bylaws Provisions That Were
    Conditioned on the Request for the First Public
    Distribution of Shares Issued by It Being
    Registered with the Brazilian Securities
    Commission, with the Continued Maintenance of This
    Provision in the Bylaws No Longer Making Sense       Management  For           Voted - For
3   The Restatement of the Corporate Bylaws of the
    Company                                              Management  For           Voted - For
Meeting Date: 25-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   The Ratification of the Protocol and Justification
    of Merger of Mirtilo Investimentos E Participacoes
    S.a. Signed by the Management Bodies of Mirtilo
    Investimentos E Participacoes S.a. and of the
    Company                                              Management  For           Voted - For
2   The Ratification of the Appointment and Hiring of
    Valorup Auditores Independentes for the Valuation


44




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of Mirtilo Investimentos E Participacoes S.a., at
    Book Value, on the Basis of the Balance Sheet of
    March 31, 2013                                      Management  For           Voted - For
3   The Ratification of the Valuation Report for
    Mirtilo Investimentos E Participacoes S.a. Issued
    by Valorup Auditores Independentes                  Management  For           Voted - For
4   The Merger, Into the Company, of the Entire Equity
    of Mirtilo Investimentos E Participacoes S.a. and
    Its Consequent Extinction                           Management  For           Voted - For
5   Ratification of the Asset Acquisition Transaction
    Conducted Between the Company, Biosev S.a. and
    Biosev Bioenergia S.a., on December 17, 2012        Management  For           Voted - For
SARAIVA SA LIVREIROS EDITORES, SAO PAULO
CUSIP: P8515A192
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item 5 Only. Thank-you.                     Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
1   To Examine, Discuss and Vote on the Administrations
    Report and the Financial- Statements Accompanied by
    the Independent Auditors Report Regarding
    The-fiscal Year Ended on December 31, 2012          Non-Voting                Non-Voting
2   Approval of the Sharing by the Managers in the
    Profit of the Company And-establishment of A Date
    for the Respective Payment                          Non-Voting                Non-Voting
3   Destination of the Year End Results of the Fiscal
    Year Ended on December, 31,-2012                    Non-Voting                Non-Voting
4   Establishment of the Date for the Payment of
    Interest on Shareholder Equity                      Non-Voting                Non-Voting
5   To Elect the Members of the Board of Directors      Management  For           Voted - For
6   To Set the Global Remuneration of the Managers of
    the Company                                         Non-Voting                Non-Voting


45




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SLC AGRICOLA SA, PORTO ALEGRE
CUSIP: P8711D107
Meeting Date: 17-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   Examination, Discussion and Voting on the
    Administration Report and Respective Accounts of
    the Administrators, Financial Statements and
    Explanatory Notes in Regard to the Fiscal Year That
    Ended on December 31, 2012, Well As Independent
    Auditors Opinion                                    Management  For           Voted - For
2   To Decide Regarding the Allocation of the Results
    from the Fiscal Year That Ended on December 31,
    2012, in Accordance with the Terms of the Proposal
    from the Administration Contained in the Minutes
    from the Meeting of the Board of Directors Held on
    March 13, 2013, and of the Published Financial
    Statements                                          Management  For           Voted - For
3   To Set the Total Annual Remuneration of the
    Administrators                                      Management  For           Voted - For
4   To Elect the Members of the Board of Directors      Management  For           Voted - For
SOUZA CRUZ SA
CUSIP: P26663107
Meeting Date: 15-Mar-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting


46




                           GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
I   To Examine, Discuss and Vote on the Administration
    Report, the Financial Statements and the Accounting
    Statements Accompanied by the Independent Auditors
    Report and Fiscal Council Report, Regarding the
    Fiscal Year Ended on December 31, 2012              Management  For           Voted - For
II  Allocation of Net Profit for the Year, It Included
    the Dividend to Shareholders in the Form of
    Dividend, in Value Brl 0,523732 Per Share. the
    Dividend Will be Updated by the Selic Rate, in the
    Period of January 2, 2013 Until April 25, 2013 and
    Must be Paid from April 26, 2013                    Management  For           Voted - For
III Election of the Members of the Board of Directors   Management  For           Voted - For
IV  To Set Global Annual Remuneration of the
    Administrations                                     Management  For           Voted - For
V   To Install the Fiscal Council                       Management  For           Voted - For
VI  Election of the Fiscal Council Members and to Set
    the Remuneration of Their                           Management  For           Voted - For
TECHNOS SA
CUSIP: P90188106
Meeting Date: 25-Apr-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   Examine, Discuss and Vote on the Administrations
    Report, the Financial Statements and the Accounting
    Statements Accompanied by the Independent Auditors
    Report, Regarding the Fiscal Year Ended on December
    31, 2012                                            Management  For           Voted - For
II  To Approve on the Allocation of the Results from
    2012 Fiscal Year                                    Management  For           Voted - For
III To Approve the Proposal for the Capital Budget for
    the Year 2013                                       Management  For           Voted - For
IV  To Set the Global Remuneration of the Company
    Directors for the 2013                              Management  For           Voted - For
V   To Reelect the Members of the Board of Directors    Management  For           Voted - For


47




                        GLOBAL X BRAZIL CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 25-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
1   To Ratify, in Compliance with That Which is
    Provided for in Article 256 of the Brazilian
    Corporate Law, the Hiring of Apsis Consultoria
    Empresarial Ltda., with Its Head Office at Rua Da
    Assembleia 35, 12th Floor, in the City of Rio De
    Janeiro, State of Rio De Janeiro, with Corporate
    Taxpayer Id Number, Cnpj.mf, 27.281922.0001.70,
    from Here Onwards Referred to As the Valuation
    Company, As the Specialized Company Responsible for
    the Preparation of the Valuation Report of Dumont
    Saab Do Brasil S.a., A Closely Held Share
    Corporation, with Its Head Office in the City of
    Manaus, State of Amazonas, at Avenida Mandii 3,
    Distrito Industrial, with Corporate Taxpayer Id
    Number, Cnpj.mf, 04.400.685.0001.14, and with
    Company Registration Number, Nire, 13.300.009.055,
    from Here Onwards Referred to As Dumont             Management  For           Voted - For
2   To Ratify, in Compliance with That Which is
    Provided for in Paragraph 1 of Article 256 of the
    Brazilian Corporate Law, the Acquisition, by
    Technos Da Amazonia Industria E Comercio S.a., A
    Subsidiary of the Company, of 100 Percent of the
    Voting Capital and of 95.84 Percent of the Total
    Share Capital of Dumont, in Accordance with the
    Terms of the Share Purchase and Sale Agreement,
    Entered Into Between Technos Da Amazonia Industria
    E Comercio S.a., Famag Participacoes S.a. and
    Roumanos Youssef Saab on March 22, 2013, from Here
    Onwards Referred to As the Acquisition, in
    Accordance with A Notice of Material Fact Disclosed
    by the Company to the Market on March 25, 2013      Management  For           Voted - For


48




                          GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
BANCO DO BRASIL S.A.
CUSIP: P11427112
Meeting Date: 19-Sep-12   Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                  Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                  Non-Voting
1   Bylaws Amendment Relative to the Change in the
    Membership of the Board of Directors and of the
    Audit Committee                                     Management    For           Voted - For
2   Bylaws Amendment Relative to the Duties of the
    President of the Bank on the Board of Directors     Management    For           Voted - For
Meeting Date: 18-Dec-12   Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                  Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                  Non-Voting
I   To Approve the Share Capital Increase of Banco Do
    Brasil in the Amount of Brl 15,277,431,321.02
    Registered in the Bylaws Reserve for Operating
    Margin                                              Management    For           Voted - For
II  To Approve the Increase of the Authorized Capital
    to Brl 80,000,000,000                               Management    For           Voted - For
III To Approve the Amendments to Articles 7 and 8 of
    the Corporate Bylaws As A Result of the Resolutions
    Contained in Items I and II                         Management    For           Voted - For
IV  To Ratify the Amendment of Line I of Paragraph 4 of
    Article 33 of the Corporate Bylaws Approved at the
    Extraordinary General Meeting of September 19, 2012 Management    For           Voted - For
Meeting Date: 20-Feb-13   Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                  Non-Voting


49




    GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   Initial Public Offering of the Wholly Owned
    Subsidiary of the Company, Bb Seguridade
    Participacoes S.a., from Here Onwards Referred to
    As Bb Seguridade, and the Respective Request for
    Listing As A Publicly Traded Company As A Category
    A Issuer, Which is to be Made Before the Brazilian
    Securities Commission, from Here Onwards Referred
    to As the Cvm, in Accordance with the Terms of Cvm
    Instruction Number 480 of December 7, 2009, As
    Amended                                             Management  For           Voted - For
II  Disposition of Shares Issued by Bb Seguridade,
    Which are Owned by Banco Do Brasil, in A Quantity
    and at the Price Per Share to be Determined at an
    Opportune Time by the Board of Directors, in
    Accordance with Items Vi A and B Below, in A Public
    Offering for Primary and Or Secondary Distribution
    of Common Shares, All of Which are Nominative, Book
    Entry, with No Par Value, Free and Unencumbered by
    Any Charge Or Lien, from Here Onwards Referred to
    As the Shares, to be Conducted in Brazil, on the
    Organized, Over the Counter Market, in Accordance
    with Cvm Instruction Number 400 of December 29,
    2003, As Amended, from Here Onwards Referred to As
    Cvm Instruction 400, and Also with Limited
    Placement Efforts of the Shares Abroad A. in the
    United States of America for Qualified
    Institutional Buyers, As Defined in Rule 144a,
    Issued Contd                                        Management  For           Voted - For
    Contd by the Us Securities and Exchange Commission,
    from Here Onwards-referred to As the Sec, in
    Transactions That are Exempt from Registration
    In-the United States of America, Under the
    Securities Act of 1933 of the United- States of
    America, As Amended, from Here Onwards Referred to
    As The-securities Act, and B. in Other Countries,
    Other Than the United States Of-                    Non-Voting                Non-Voting
    Contd Brazilian National Monetary Council and of
    the Cvm, from Here Onwards-referred to As the
    Primary Offering, Secondary Offering And, Jointly,-
    Offering. in Accordance with the Terms of Article
    24 of Cvm Instruction 400,-the Total Number of
    Shares Initially Offered Can be Increased by A-
    Supplementary Lot Equivalent to Up to 15 Percent of
    the Shares Initially-offered, Without Taking Into
    Account the Additional Shares, As Defined Below,-
    Within the Framework of the Offering, from Here
    Onwards Referred to As The-supplementary Shares, on
    the Same Terms and for the Same Price As the
    Shares-that are Initially Offered, Which Will be
    Allocated to Meet Any Excess Demand-that May be
    Seen to Occur During the Course of the Offering,
    from Here-onwards Referred to As the Supplementary


50




     GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Share Option. the Supplementary- Shares Will be
     Contd                                               Non-Voting                Non-Voting
     Contd Exclusively Owned by Banco Do Brasil.
     Additionally, Without Prejudice-to the
     Supplementary Shares, in Accordance with the Terms
     of Article 14,-paragraph 2, of Cvm Instruction 400,
     the Total Number of Shares Initially-offered Can be
     Increased by Up to 20 Percent of the Total of
     Shares Initially-offered, Excluding the
     Supplementary Shares, on the Same Terms and at
     The-same Price As the Shares That are Initially
     Offered, from Here Onwards- Referred to As the
     Additional Shares                                   Non-Voting                Non-Voting
III  Increase of the Share Capital of Bb Seguridade,
     Within the Limit of Up to 10 Percent of All of the
     Shares Issued by Bb Seguridade, in the Event That
     the Primary Offering is Conducted, in Accordance
     with A Resolution to be Passed at an Opportune Time
     by the Board of Directors                           Management  For           Voted - For
IV   Waiver of the Preemptive Rights by Banco Do Brasil,
     in the Event That the Primary Offering is
     Conducted, in Accordance with A Resolution to be
     Passed in an Opportune Time by the Board of
     Directors                                           Management  For           Voted - For
V    Loan of Up to 15 Percent of the Shares Initially
     Offered in the Offering for the Purpose of the
     Process of Stabilization of the Shares Within the
     Framework of the Offering, Observing Article 24 of
     Cvm Instruction 400 and the Applicable Regulations,
     for A Period of Up to 30 Days from the Starting
     Date of the Trading of the Shares on the Bm and
     Fbovespa S.a., Bolsa De Valores, Mercadorias E
     Futuros, from Here Onwards Referred to As the Bm
     and Fbovespa                                        Management  For           Voted - For
VI.a Delegation of Authority to the Board of Directors
     To. Establish the Number of Shares to be Disposed
     of by Banco Do Brasil, Within the Framework of the
     Secondary Offering, Within the Limit of Up to 40
     Percent of the Total of the Shares Issued by Bb
     Seguridade, Including the Additional Shares and the
     Supplementary Shares                                Management  For           Voted - For
VI.b Delegation of Authority to the Board of Directors
     To. Establish the Sales Price of the Shares, at the
     Price That Comes to be Agreed on the Date the
     Offering is Priced, After the Determination of the
     Result of the Process of Collecting Intentions to
     Invest from Institutional Investors, Which is to be
     Conducted in Brazil and Abroad, in Accordance with
     That Which is Provided for in Article 170,
     Paragraph 1, of the Brazilian Corporate Law and in
     Accordance with That Which is Provided for in
     Article 44 of Cvm Instruction 400, Book Building    Management  For           Voted - For
VI.c Delegation of Authority to the Board of Directors
     To. to Vote Regarding the Increase of the Share
     Capital of Bb Seguridade, Within the Limit of Up to


51




                          GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     10 Percent of All of the Shares Issued by Bb
     Seguridade, Within the Framework of the Primary
     Offering, Including Determining the Manner of
     Subscription and Paying in of the Shares That are
     Issued, Conducting the Verification of Subscription
     And, Once the Subscription and Paying in of the
     Capital Increase is Verified, Ratifying It          Management  For           Voted - For
VI.d Delegation of Authority to the Board of Directors
     To. to Vote Regarding the Waiver of the Preemptive
     Right of Banco Do Brasil, Within the Framework of
     the Primary Offering                                Management  For           Voted - For
VI.e Delegation of Authority to the Board of Directors
     To. to Vote Regarding the Exclusion of the
     Preemptive Right Within the Framework of the
     Primary and Or Secondary Offering, As Applicable    Management  For           Voted - For
VII  Authorization for the Executive Committee to Take
     All the Measures and Do All the Acts That are
     Necessary Or Convenient to Carry Out the Primary
     and Or Secondary Offering, the Signing of All the
     Related Documents and Contracts, Including
     Adherence by Bb Seguridade to the Special Listing
     Segment of the Bm and Fbovespa That is Called the
     Novo Mercado, the Signing of the Novo Mercado
     Participation Agreement by Banco Do Brasil in the
     Role of Controlling Shareholder, As Well As to
     Ratify All the Other Acts That Have Already Been
     Done                                                Management  For           Voted - For
VIII Use of Part of the Treasury Shares for Payment of
     Part of the Variable Compensation of the Managers
     of Banco Do Brasil S.a. and of Bb Gestao De
     Recursos, Distribuidora De Titulos E Valores
     Mobiliarios S.a                                     Management  For           Voted - For
Meeting Date: 25-Apr-13   Meeting Type: Annual General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power of At-torney (poa) is
     Required in Order to Lodge and Execute Your Voting
     Instruction-s in This Market. Absence of A Poa, May
     Cause Your Instructions to be Rejected-. If You
     Have Any Questions, Please Contact Your Client
     Service Representative                              Non-Voting                Non-Voting
     Please Note That Votes 'in Favor' and 'against' in
     the Same Agenda Item are No-t Allowed. Only Votes
     in Favor And/or Abstain Or Against And/ Or Abstain
     are A-llowed. Thank You                             Non-Voting                Non-Voting
     Please Note That Shareholders Submitting A Vote to
     Elect A Member Must Include-the Name of the
     Candidate to be Elected. If Instructions to Vote on
     This Item-is Received Without A Candidate's Name,
     Your Vote Will be Processed in Favor-or Against of
     the Default Company's Candidate. Thank You.         Non-Voting                Non-Voting
I    To Receive the Administrators Accounts, to Examine,
     Discuss and Vote on the Administrations Report, the
     Financial Statements and the Accounting Statements
     Accompanied by the Independent Auditors Report


52




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Regarding the Fiscal Year Ending on December 31,
    2012                                                 Management  For           Voted - For
II  To Deliberate on the Distribution of the Fiscal
    Years Net Profits and Distribution of Dividends      Management  For           Voted - For
III To Elect Members of the Fiscal Council               Management  For           Voted - For
IV  To Set the Members of Fiscal Council Remuneration    Management  For           Voted - For
V   To Elect Members of the Board of Directors           Management  For           Voted - For
VI  To Set the Directors Remuneration                    Management  For           Voted - For
BANCO ESTADO DO RIO GRANDE DO SUL SA, PORTO ALEGRE
CUSIP: P12553247
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item 4 and 5 Only.-thank You.                Non-Voting                Non-Voting
1   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on The-administrations Report, the
    Financial Statements and the Accounting-statements
    Accompanied by the Independent Auditors Report and
    Fiscal Council- Report, Regarding the Fiscal Year
    Ended on December 31, 2012                           Non-Voting                Non-Voting
2.1 To Vote Regarding Allocation of the Net Profit from
    the Fiscal Year That-ended on December 31, 2012      Non-Voting                Non-Voting
2.2 To Vote Regarding to Ratify the Payment of Interest
    on Shareholder Equity And-it Being. Imputed to the
    Dividend                                             Non-Voting                Non-Voting
2.3 To Vote Regarding to Ratify the Payment of Interim
    Dividends                                            Non-Voting                Non-Voting
2.4 To Vote Regarding Payment of Complementary Dividends Non-Voting                Non-Voting
3   To Vote Regarding the Proposal for the Capital
    Budget Prepared for The-purposes of Article 196 of
    Law 6404.76 and the Proposal of the Payment
    Of-total Dividend of 40 Percent for the 2013 Fiscal
    Year                                                 Non-Voting                Non-Voting
4   To Elect the Members of the Board of Directors       Management  For           Voted - For
5   To Elect of the Members of the Fiscal Council, and
    Their Respective Substitutes                         Management  For           Abstain
6   To Set the Remuneration of the Members of the Board
    of Directors, Fiscal-council and Executive Committee Non-Voting                Non-Voting


53




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
BANCO PANAMERICANO SA, SAO PAULO
CUSIP: P14996105
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item C and D Only.-thank You.               Non-Voting                Non-Voting
A   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Approve-the Company's
    Consolidated Financial Statements for the Fiscal
    Year Ended-december 31, 2012                        Non-Voting                Non-Voting
B   To Decide on the Allocation of the Result from 2012
    Fiscal Year                                         Non-Voting                Non-Voting
C   To Elect the Members of the Board of Directors      Management  For           Voted - For
D   To Elect the Members of the Fiscal Council          Management  For           Abstain
BANCO SANTANDER BRASIL S.A.
CUSIP: 05967A107 TICKER: BSBR
Meeting Date: 31-Oct-12 Meeting Type: Special
I   To Elect New Members of the Board of Directors of
    the Company for A Complementary Term of Office.     Management  Against       Voted - For
II  To Approve the Proposal for Granting of "long Term
    Incentive Plan - Investment in Deposit Share
    Certificate ("units") of the Company" for Some
    Officers and Managerial Employees of the Company
    and Companies Under Its Control, As Approved by the
    Company's Board of Directors, at the Meeting Held
    on September 26, 2012.                              Management  Against       Voted - For
Meeting Date: 15-Feb-13 Meeting Type: Special
4.1 Approve the Proposal of Grant of "deferred Bonus
    Plans" Refer to the Year 2012, for Directors,
    Managerial Employees and Other Employees of the
    Company and of Companies Under Its Control, As
    Approved by the Company's Board of Directors, at
    the Meeting Held on December 19, 2012.              Management  For           Voted - For
Meeting Date: 30-Apr-13 Meeting Type: Annual
OA  To Take the Management Accounts, Examining,
    Discussing and Voting the Company's Financial
    Statements Related to the Fiscal Year Ended on
    December 31, 2012, Together with the Management
    Report, the Balance Sheet, Other Parts of the


54




                         GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Financial Statements, External Auditors' Opinion
    and the Audit Committee Report                      Management  For           Voted - For
OB  To Decide on the Destination of the Net Profit of
    the Fiscal Year of 2012 and the Distribution of
    Dividends                                           Management  For           Voted - For
OC  To Elect the Members of the Board of Directors of
    the Company for A New Term of Office                Management  For           Voted - For
OD  To Fix the Annual Overall Consideration of the
    Company's Management and Members of Audit Committee Management  For           Voted - Against
EA1 To Decide on the Amendment of the Term of Payment
    of Dividends and Interest on Capital Related
    Specifically to the Year of 2013, to Not More Than
    One Hundred and Eighty (180) Days Counted from Its
    Declaration by the Company's Board of Directors and
    in Any Circumstances Within This Fiscal Year        Management  For           Voted - For
EB1 To Approve the Plans and Regulations Long Term
    Incentives for 2013                                 Management  For           Voted - For
Meeting Date: 03-Jun-13  Meeting Type: Special
A.  To Conduct Mr. Marcial Angel Portela Alvarez,
    Current Vice- President of the Company's Board of
    Directors, to the Position of President of the
    Company's Board of Directors.                       Management  For           Voted - For
B.  To Conduct Mr. Celso Clemente Giacometti, Current
    President of the Company's Board of Directors, to
    the Position of Vice-president of the Company's
    Board of Directors.                                 Management  For           Voted - For
C.  To Elect Mr. Jesus Maria Zabalza Lotina As Member
    of the Company's Board of Directors.                Management  For           Voted - Against
D.  Due to the Deliberated in the Items Above, to
    Confirm the Composition of the Company's Board of
    Directors.                                          Management  For           Voted - For
E.  To Approve the Proposal of Grant of "deferred Bonus
    Plans" Related to 2013, for Officers, Managerial
    Employees and Other Employees of the Company and of
    Companies Under Its Control, As Approved by the
    Company's Board of Directors, at the Meeting Held
    on April 24th, 2013.                                Management  For           Voted - For
BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FU
CUSIP: P73232103
Meeting Date: 15-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   To Examine, Discuss and Vote the Financial
    Statements Relating to Fiscal Year Ending December
    31, 2012                                            Management  For           Voted - For
2   Destination of the Year End Results of 2012         Management  For           Voted - For


55




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Elect Members of the Board of Directors          Management  For           Voted - For
4   To Set the Remuneration for the Members of the
    Board of Directors and for the Executive Committee
    Related to 2013 Fiscal Year                         Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
Meeting Date: 15-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   To Vote Regarding the Amendment of the Bm and
    Fbovespa Stock Option Plan, As Proposed by the
    Management                                          Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
BR MALLS PARTICIPACOES SA
CUSIP: P1908S102
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   Accept Financial Statements and Statutory Reports
    for Fiscal Year Ended December 31, 2012             Management  For           Voted - For
2   Approve Allocation of Income and Dividends          Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
                                                        56





                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                              Non-Voting                Non-Voting
Meeting Date: 15-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   To Establish the Aggregate Amount of the
    Remuneration of the Managers of the Company for the
    2013 Fiscal Year                                     Management  For           Voted - Against
2   To Increase the Share Capital of the Company,
    Without the Issuance of New Shares, for the Purpose
    of Capitalizing Part of the Balance of the Profit
    Reserves, in the Event That the Resolutions
    Submitted to the Annual General Meeting are Approved Management  For           Voted - For
3   To Amend the Wording of the Main Part of Article 5
    of the Corporate Bylaws of the Company, in Order to
    Reflect A. the Capital Increases Approved by the
    Board of Directors of the Company and B. the
    Capitalization of Part of the Profit Reserves of
    the Company                                          Management  For           Voted - For
4   To Amend the Wording of Line V of Article 19 of the
    Corporate Bylaws of the Company to Give Advance
    Authorization for the Company to Enter Into
    Agreements and Grant Guarantees Only in
    Transactions the Value of Which Exceeds the Greater
    of Brl 50 Million Or 10 Per Cent of the Total
    Consolidated Assets of the Company                   Management  For           Voted - For
    Please Note That This is A Revision Due to
    Postponement of Meeting from 30 Apr-to 15 May 2013.
    If You Have Already Sent in Your Votes, Please Do
    Not Return-this Proxy Form Unless You Decide to
    Amend Your Original Instructions. Thank Y-ou.        Non-Voting                Non-Voting
BR PROPERTIES SA, SAO PAULO
CUSIP: P1909V120
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
1   Accept Financial Statements and Statutory Reports
    for Fiscal Year Ended Dec. 31, 2012                  Management  For           Voted - For


57




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Approve Allocation of Income and Dividends          Management  For           Voted - For
3   Approve Remuneration of Company's Management        Management  For           Voted - For
4   Elect Directors                                     Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 30-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   Approve Agreements to Absorb Subsidiaries           Management  For           Voted - For
2   Appoint Independent Firm to Appraise Proposed
    Transactions                                        Management  For           Voted - For
3   Approve Independent Firm's Appraisal                Management  For           Voted - For
4   Approve Absorption of Subsidiaries                  Management  For           Voted - For
5   Authorize Board to Ratify and Execute Approved
    Resolutions                                         Management  For           Voted - For
6   Amend Articles to Reflect Changes in Capital        Management  For           Voted - For
7   Amend Article 22                                    Management  For           Voted - For
8   Consolidate Bylaws                                  Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Change
    in Meeting Type from Sgm To-egm. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy F-orm Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
BRASIL BROKERS PARTICIPACOES SA, RIO DE JANEIRO
CUSIP: P1630V100
Meeting Date: 19-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
                                                        58





                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Examine, Discuss and Vote on the Administrations
    Report, Executive Committee Reports and the
    Financial Statements, Regarding the Fiscal Year
    Ended December 31, 2012                             Management  For           Voted - For
2   Destination of the Year End Results of 2012         Management  For           Voted - For
3   To Set the Global Remuneration of the Company
    Managers for the 2013 Fiscal Year                   Management  For           Voted - For
Meeting Date: 19-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Vote Regarding the Ratification of the
    Acquisition of the Company Bamberg Brokers
    Assessoria Imobiliaria Ltda                         Management  For           Voted - For
2   To Vote Regarding the Ratification of the
    Acquisition of the Company Miranda Brokers
    Consultoria Imobiliaria Ltda                        Management  For           Voted - For
3   To Vote Regarding the Ratification of the
    Acquisition of the Company Lbr Brokers Negocios
    Imobiliarios Ltda                                   Management  For           Voted - For
BROOKFIELD INCORPORACOES SA, RIO DE JANEIRO
CUSIP: P1901G105
Meeting Date: 17-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   The Amendment of the Main Part of Article 9 of the
    Corporate Bylaws of the Company, for the Purpose of
    Increasing the Authorized Capital Limit So That the
    Board of Directors Can, Independently of A
    Resolution by A General Meeting and Bylaws
    Amendments, Approve the Issuance of New Shares by


59




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Company Up to the Limit of 600 Million Shares
    Issued                                              Management  For           Voted - For
II  The Change of the Head Office of the Company, with
    the Consequent Amendment of Article 3 of the
    Corporate Bylaws of the Company                     Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Meeting Date from 03 Sep-2012 to 17 Sep 2012. If
    You Have Already Sent in Your Votes, Please Do Not
    Ret-urn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Tha-nk You.             Non-Voting                Non-Voting
Meeting Date: 29-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on the Administrations Report, the
    Financial Statements and the Accounting Statements
    Accompanied by the Independent Auditors Report
    Regarding the Fiscal Year Ending on December 31,
    2012                                                Management  For           Voted - For
II  To Ratify the Election of A Member of the Board of
    Directors, Who Had Been Appointed by the Other
    Members of the Board of Directors at A Meeting Held
    on November 12, 2012, in Accordance with the Terms
    of Article 150 of Law Number 6404.76                Management  For           Voted - Against
III To Set the Managers Remuneration                    Management  For           Voted - Against
Meeting Date: 13-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Change the Wording of Article 5, Main Part, of
    the Corporate Bylaws, in Order to Adapt It to the
    Capital Increase in the Amount of Brl
    400,000,002.30, Which Was Approved at A Meeting of
    the Board of Directors Held on September 17, 2012,
    and Ratified on December 5, 2012                    Management  For           Voted - For


60




                         GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
II  To Approve the Increase of the Authorized Capital
    Limit, Provided for in Article 9 of the Corporate
    Bylaws, from 600 Million to Up to 750 Million
    Shares Issued                                       Management  For           Voted - For
III To Amend Article 27 of the Corporate Bylaws of the
    Company, for the Purpose of Adapting and
    Simplifying the Manner of Representation of the
    Company                                             Management  For           Voted - For
IV  To Restate the Corporate Bylaws in Accordance with
    the Amendments Mentioned Above                      Management  For           Voted - For
    Please Note That This is A Revision Due to
    Postponement of Meeting from 29 Apr-to 13 May 2013.
    If You Have Already Sent in Your Votes, Please Do
    Not Return-this Proxy Form Unless You Decide to
    Amend Your Original Instructions. Thank Y-ou.       Non-Voting                Non-Voting
BTG PACTUAL PARTICIPATIONS LTD
CUSIP: G16634126
Meeting Date: 30-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
1   To Examine, Discuss and Vote on the Administrations
    Report and Financial Statements, Accompanied by the
    Independent Auditors Report and of the Auditors
    Committee Report, Regarding the Fiscal Year Ended
    on December 31, 2012                                Management  For           Voted - For
2   To Decide on the Allocation of the Net Profits from
    2012 Fiscal Year                                    Management  For           Voted - For
3   To Elect Members of the Board of Directors          Management  For           Voted - For
4   To Set the Global Remuneration of the Managers      Management  For           Voted - Against
    Please Note That This is A Revision Due to Removal
    of Record Date and Change I-n Record Date Tag from
    "y" to "n". If You Have Already Sent in Your Votes,
    Ple-ase Do Not Return This Proxy Form Unless You
    Decide to Amend Your Original Ins-tructions. Thank
    You.                                                Non-Voting                Non-Voting
                                                        61





                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 30-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Vote Regarding the Amendment of the Corporate
    Bylaws of the Company for the Purpose of Updating
    the Wording of Article 5 of the Corporate Bylaws of
    the Company, in Reference to Its Share Capital, As
    Well As to Adapt the Wording of the Main Part of
    Article 24, As Established by National Monetary
    Council Resolution Number 4,122                     Management  For           Voted - For
CETIP SA - MERCADOS ORGANIZADOS, RIO DE JANEIRO
CUSIP: P23840104
Meeting Date: 13-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   Examination, Discussion and Approval of the
    Proposal for A New Company Stock Option Plan, from
    Here Onwards the 2012 Plan, to Replace the
    Currently Existing Plans                            Management  For           Voted - For
2   Examination, Discussion and Approval of the
    Proposal for the First Grant Program for Company
    Stock Options Connected to the 2012 Plan            Management  For           Voted - For
Meeting Date: 18-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting


62




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements
    Relating to Fiscal Year Ended on December 31, 2012  Management  For           Voted - For
2   To Approve the Distribution of Net Profits from the
    2012 Fiscal Year                                    Management  For           Voted - For
3   To Set the Global Remuneration of the Company
    Administrators                                      Management  For           Voted - For
Meeting Date: 29-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    171127 Due to Deletion Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
1   To Vote Regarding the Proposal to Increase the
    Share Capital of the Company Through the
    Capitalization of Reserves                          Management  For           Voted - For
2   2.i to Vote Regarding the Proposal for the
    Amendment of the Corporate Bylaws of the Company
    for the Purpose of Achieving the Following
    Objectives, to Improve the Corporate Governance
    Structure of the Company, Taking As A Basis the
    More Rigorous Corporate Governance Criteria
    Established by Cvm Instruction Number 461.07, Such
    As, for Example, the Creation of an Audit Committee
    and the Requirement That the Board of Directors be
    Composed of A Majority of Independent Members; 2.ii
    to Vote Regarding the Proposal for the Amendment of
    the Corporate Bylaws of the Company for the Purpose
    of Achieving the Following Objectives, to Adapt
    Certain Provisions in Regard to the Self Regulatory
    Department and the Self Regulatory Council, for the
    Purpose Of, A. Ensuring Total Compliance of the
    Wording of the Corporate Bylaws with That Which is
    Provided for in Cvm Instruction Number 461.07, B.
    Reflecting Amendments Made to Certain Rules of the
    Company, Mainly in the General Rules and the
    Administrative Procedures Manual; 2.iii to Vote
    Regarding the Proposal for the Amendment of the
    Corporate Bylaws of the Company for the Purpose of
    Achieving the Following Objectives, to Make the
    Wording of Certain Provisions Clearer and More
    Objective, Such As, for Example, the Wording of the
    Articles That Deal with the Procedure for the
    Election of the Board of Directors and the
    Possibility of Adopting Cumulative Voting; 2.iv to
    Vote Regarding The                                  Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes


63




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                              Non-Voting                Non-Voting
    Please Note That This Meeting Has Postponement of
    Meeting Initially Scheduled-for 18th April 2013.
    Votes Sent for the 1st Call Remain Valid.            Non-Voting                Non-Voting
Meeting Date: 27-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   The Election of Mr. Alexsandro Broedel Lopes to
    Hold the Position of Member of the Board of
    Directors of the Company, in Replacement of Mr.
    Luis Otavio Matias, Who Resigned from the Position
    on March 13, 2013                                    Management  For           Voted - For
CIELO, SAO PAULO
CUSIP: P2859E100
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
I   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on the Administrations Report, the
    Financial Statements and the Accounting Statements
    Accompanied by the Independent Auditors Report, the
    Fiscal Council Report and Auditors Committee Report
    Regarding the Fiscal Year Ended on December 31, 2012 Management  For           Voted - For
II  Deliberate on the Allocation of Net Profit Resulted
    from Fiscal Year Regarding the Ratification of the


64




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Amount of Income Distributed and Approval of the
    Proposal for the Capital Budget                     Management  For           Voted - For
III To Elect the Members of the Fiscal Council and to
    Vote Regarding the Proposal for the Global
    Compensation of the Managers                        Management  For           Voted - Against
Meeting Date: 26-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Vote Regarding the Increase of the Share Capital
    from the Current Brl 500 Million to Brl 1 Billion,
    Or in Other Words, an Increase of Brl 500 Million,
    with A Share Bonus, with There Being Attributed to
    the Shareholders, Free of Charge, One New, Common
    Share for Each Lot of Five Common Shares That They
    Own at the Closing Position on April 26, 2013, with
    It Being the Case That from April 29, 2013,
    Inclusive, the Shares Will be Traded Ex Rights to
    the Bonus, with the Consequent Amendment of Article
    7 of the Corporate Bylaws of the Company. If the
    Share Bonus Described in Item IV of the
    Extraordinary General Meeting Agenda is Approved,
    the Adrs, American Depositary Receipts, That are
    Traded on the American Over the Counter Market Will
    Receive A Bonus in the Same Proportions. If the
    Share Bonus Described in Item IV of the
    Extraordinary General Meeting Agenda is Approved,
    the Adrs, American Depositary Receipts, That are
    Traded on the American Over the Counter Market Will
    Receive A Bonus in the Same Proportions             Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification of Text in Resolution-1. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy For-m Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
CYRELA BRAZIL REALTY SA EMPREENDIMENTOS E PARTICIP
CUSIP: P34085103
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
                                                        65





                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements
    Relating to Fiscal Year Ending December 31, 2012    Management  For           Voted - For
II  To Approve the Distribution of Net Profits from the
    2012 Fiscal Year and Distribution of Dividends      Management  For           Voted - For
III To Set Annual Global Remuneration of the Managers
    of the Company                                      Management  For           Voted - For
EVEN CONSTRUTORA E INCORPORADORA SA, SAO PAULO
CUSIP: P3904U107
Meeting Date: 29-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
1   To Examine, Discuss and Vote Upon the Board of
    Director's Annual Report, the Financial Statements
    and Independent Auditors Report Relating to Fiscal
    Year Ending December 31, 2012                       Management  For           Voted - For
2   To Approve the Proposal for the Capital Budget for
    the Year 2013                                       Management  For           Voted - For
3   To Decide the Proposal for the Allocation of the
    Net Profits from the Fiscal Year Ended on December
    31, 2012 and the Distribution of Dividends          Management  For           Voted - For
4   To Elect the Members of the Board of Directors      Management  For           Voted - For
5   To Set the Global Remuneration of the Board of
    Directors for the Fiscal Year 2013                  Management  For           Voted - Against
Meeting Date: 09-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A


66




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Amend the Wording of Article 30 of the Corporate
    Bylaws of the Company to Change the Rules for the
    Representation of the Company                       Management  For           Voted - For
    Please Note That This is A Revision Due to
    Postponement of Meeting from 29 Apr-to 09 May 2013
    and Change in Meeting Time from 11.30 to 15.00. If
    You Have Al-ready Sent in Your Votes, Please Do Not
    Return This Proxy Form Unless You Deci-de to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
EZTEC EMPREENDIMENTOS PARTICIPACOES SA, SAO PAULO
CUSIP: P3912H106
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
1   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on the Administrations Report, the
    Financial Statements Regarding the Fiscal Year
    Ended on December 31, 2012, Accompanied by the
    Independent Auditors Report                         Management  For           Voted - For
2   To Decide on the Allocation of the Net Profits from
    2012 Fiscal Year and the Distribution of Dividends  Management  For           Voted - For
3   To Set the Number of Members of the Board of
    Directors for Next Term Office                      Management  For           Voted - For
4   To Elect the Members of the Board of Directors      Management  For           Voted - For
5   To Set the Global Remuneration of the Company
    Managers                                            Management  For           Voted - For


67




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 26-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Amend the Main Part of Article 14 of the
    Corporate Bylaws of the Company, in Order to
    Increase the Maximum Number of Members to Make Up
    the Board of Directors of the Company, from 7 to 9
    Members                                             Management  For           Voted - For
Meeting Date: 22-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Amend the Main Part of Paragraphs 2, 11 and 12
    of Article 18 and Article 21 of the Corporate
    Bylaws of the Company, for the Purpose of
    Increasing the Maximum Number of Members to Make Up
    the Executive Committee of the Company from 12 to
    13 Members, Including the Creation of A New
    Position of Vice President Officer and the
    Replacement of the Officer Without A Specific
    Designation with A Chief Legal Officer              Management  For           Voted - Against
IGUATEMI EMPRESA DE SHOPPING CENTERS SA, SAO PAULO
CUSIP: P5352J104
Meeting Date: 17-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting


68




                         GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Split of the Common Shares Issued by the Company,
    at A Ratio of Two Shares to Replace One Share, Such
    That the Owner of Each Common Share Issued by the
    Company Will Come to the Owner of Two Common
    Shares, Immediately After the Split                 Management  For           Voted - For
2   The Consequent Amendment of the Main Part of
    Article 5 of the Corporate Bylaws of the Company,
    to Contemplate the New Number of Shares of the
    Company, Which is 158,510,978 Common Shares,
    Without A Change to the Share Capital Amount, As
    Well As the Amendment of Paragraph 4 of the Same
    Article to Adjust the Authorized Capital to the
    Split, in the Same Proportion of 1 to 2, with It
    Consequently Increasing from 100 Million Shares to
    200 Million Shares                                  Management  For           Voted - For
Meeting Date: 24-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
1   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Approve the Company's
    Consolidated Financial Statements for the Fiscal
    Year Ended December 31, 2012                        Management  For           Voted - For
2   The Allocation of the Net Profit from the Fiscal
    Year Ended on December 31, 2012                     Management  For           Voted - For
3   To Approve the Global Remuneration of the Managers  Management  For           Voted - Against
MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE
CUSIP: P6986W107
Meeting Date: 30-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
I   To Approve the Balance Sheet and the Financial
    Statements Relating to the Fiscal Year That Ended
    on December 31, 2012                                Management  For           Voted - For


69




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
II  To Approve the Allocation of the Net Profit from
    the Fiscal Year, for the Establishment of A Legal
    Reserve, As Dividends, and for the Retained Profit
    Reserve Based on A Capital Budget for the Purpose
    of Meeting the Need for Funds for Future
    Investments, Mainly for Working Capital              Management  For           Voted - For
III To Approve the Increase of the Authorized Capital,
    from Brl 3 Billion, to Brl 3,350,000,000             Management  For           Voted - For
IV  To Reelect Mr. Rubens Menin Teixeira De Souza,
    Marcos Alberto Cabaleiro Fernandez, Levi Henrique,
    Fernando Henrique Da Fonseca, Marco Aurelio De
    Vasconcelos Cancado and Joao Batista De Abreu, and
    Election of the Mr. Rafael Nazareth Menin Teixeira
    De Souza, As Members of the Board of Directors       Management  For           Voted - For
Meeting Date: 30-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                               Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                              Non-Voting                Non-Voting
A   To Approve the Allocation of the Outstanding
    Accumulated Profit Balance on December 31, 2012, to
    A Profit Retention Reserve for the Purpose of
    Meeting the Needs for Future Investment Funds in
    Accordance with the Capital Budget                   Management  For           Voted - For
B   To Approve the Capitalization of the Retained
    Profit Reserves, in the Amount of Brl 546,999,022.94 Management  For           Voted - For
C   To Approve the Amendment of the Main Part of
    Article 5 and of Main Part of Article 6 of the
    Corporate Bylaws of the Company, to Reflect the
    Changes to the Share Capital Resolved on at
    Meetings of the Board of Directors, and Item III of
    Agm and Item B of Egm                                Management  For           Voted - For
D   To Approve, As A Result of the Resolution in Item
    C, the Restatement of the Corporate Bylaws of the
    Company                                              Management  For           Voted - For
E   To Approve the Aggregate Annual Compensation of the
    Managers                                             Management  For           Voted - For
F   To Approve the Change of the Newspapers for the
    Legal Publications of the Company                    Management  For           Voted - For
MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA
CUSIP: P69913104
Meeting Date: 14-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
                                                         70





                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
1   In Order to Vote Regarding the Election of A New
    Member to Join the Board of Directors of the
    Company, in Addition to Those Who are Currently
    Members of That Body, for A Term in Office That
    Will End Together with the Term in Office of the
    Other Members of the Board of Directors, on April
    30, 2014                                            Management  For           Voted - For
Meeting Date: 23-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Amend the Corporate Bylaws of the Company, for
    the Purpose of Adapting Them to the Provisions of
    the Level 2 Corporate Governance Listing
    Regulations of the Bm and Fbovespa S.a. Bolsa De
    Valores, Mercadorias E Futuros, in Accordance with
    the Recommendations of the Latter, Through the
    Amendment of the Wording of Article 44 and the Main
    Part and Paragraph 2 of Article 49                  Management  For           Voted - For
II  To Restate the Corporate Bylaws of the Company      Management  For           Voted - For
Meeting Date: 29-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes


71




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements
    and Independent Auditors Report Relating to Fiscal
    Year Ended December 31, 2012                        Management  For           Voted - For
2   Destination of the Year End Results of 2012 and the
    Distribution of Dividends                           Management  For           Voted - For
Meeting Date: 29-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Set the Total Annual Remuneration of the
    Directors of the Company for the Fiscal Year 2013   Management  For           Voted - For
2   To Amend and Consolidate the Corporate Bylaws of
    the Company to Include the Share Capital Increase
    Approved by the Board of Directors Within the Limit
    of the Authorized Capital                           Management  For           Voted - For
PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO
CUSIP: P7649U108
Meeting Date: 12-Jul-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Vote Regarding A Proposal for A Corporate
    Transaction Prepared by Vinci Partners
    Investimentos Ltda., from Here Onwards the Proposal
    and Vinci, Respectively, Presented by the Board of
    Directors of the Company for A Vote by the
    Shareholders Meeting in an Extraordinary General
    Meeting and the Object of A Notice of Material Fact
    Issued by the Company on the Ipe System of the
    Brazilian Securities Commission on May 28, 2012,
    Which Will Only be Considered to be Validly
    Approved in the Event That All the Items Below are
    Approved, Observing Their Respective Majorities for


72




    GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Approval, A Contribution of Brl 799,980,000.00 to
    the Company, Through the Private Issuance for
    Payment, by the Company, of Up to 199 Million
    Warrants, from Here Onwards the Warrants, Each of
    Which Confers on Its Holder the Right to Subscribe
    for and Pay In, Contd                                Management  For           Voted - For
    Contd Jointly and Mandatorily, A. One New Common
    Share Issued by the Company,-issued Privately in
    the Share Capital Increase Transaction That is
    Dealt With-in Item II of the Agenda and to be
    Implemented After the Acquisition of The- Warrant,
    and B. One Debenture, Which is Dealt with in Item
    III of the Agenda,-convertible Into One Common
    Share Issued by the Company, from Here Onwards-the
    Debenture. Both the Warrants and the Debentures
    Will be Listed For-trading on the Organized Market
    Managed by Bm and Fbovespa S.a., Bolsa De-valores,
    Mercadorias E Futuro, from Here Onwards Bm and
    Fbovespa                                             Non-Voting                Non-Voting
II  Authorization to the Board of Directors of the
    Company to Carry Out an Increase in the Share
    Capital of the Company of Up to Brl 1,990,000.00,
    Which, If Approved, Will Increase from Brl
    4,958,090,789.05 to Up to Brl 4,960,080,789.05,
    with the Issuance of 199 Million Shares, to be
    Subscribed for by the Owners of the Warrants, in
    the Event That All of the Warrants are Subscribed
    For, Paid in and Converted Into Shares Issued by
    the Company                                          Management  For           Voted - For
III The Private Issuance of Debentures Convertible by
    the Company, in Accordance with the Terms of
    Article 52, Et Seq., and of Article 170, Et Seq.,
    of Law Number 6404 of December 15, 1976, As
    Amended, from Here Onwards the Brazilian Corporate
    Law, Resulting from the Exercise of the Warrants,
    Will be in the Total Amount of Up to Brl
    1,990,000.00, to be Issued by the Company and
    Subscribed for by the Owners of the Warrants, at
    the Time of the Resolution of the Characteristics,
    Terms and Conditions of the Debentures to be Made
    at A Meeting of the Board of Directors of the
    Company, with the Mentioned Characteristics, Terms
    and Conditions Established in the Respective
    Issuance Indenture, from Here Onwards the Debentures Management  For           Voted - For
IV.A The Amendment and Restatement of the Corporate
    Bylaws of the Company To, Provide for the
    Prerogatives to be Established in the Issuance
    Indenture of the Debentures, Through Which the
    Efficacy of the Approval, by the General Meeting of
    the Company, of the Transactions of I. Merger, Spin
    Off, Acquisition, Share Acquisition, Transformation
    Or Any Other Form of Corporate Restructuring
    Involving the Company and Or Its Subsidiaries, and
    Or II. the Issuance of Warrants, Convertible
    Debentures, Or Any Security Convertible Into Shares
    Issued by the Company, is Conditioned on the


73




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                               PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Ratification by the Majority of the Holders from
    Here Onwards Dgm                                   Management   For           Voted - For
IV.B The Adaptation of the Amount, As Well As the Number
    of Shares of the Share Capital of the Company      Management   For           Voted - For
IV.C An Increase in the Authorized Capital by an
    Additional 400 Million Shares                      Management   For           Voted - For
IV.D The Creation of the Position of Chief Processes,
    Risk and Internal Audits Officer                   Management   For           Voted - For
IV.E Amendments to Articles 38 and 39 of the Corporate
    Bylaws of the Company to Adapt Them to the Novo
    Mercado Regulations                                Management   For           Voted - For
    Please Note That This is A Revision Due to
    Postponement of Meeting from 03 Jul-y to 12 July
    2012 and Change in Time. If You Have Already Sent
    in Your Votes,-please Do Not Return This Proxy Form
    Unless You Decide to Amend Your Original-
    Instructions. Thank You.                           Non-Voting                 Non-Voting
Meeting Date: 18-Jan-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                            Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                     Non-Voting                 Non-Voting
1   Proposal to Change the Address of the Head Office
    of the Company, from Praia De Botafogo 501, Block
    1, Room 201, Suite 203, 2nd Floor, Room 1 Torre Pao
    De Acucar, Centro Empresarial Mourisco, City of Rio
    De Janeiro, State of Rio De Janeiro, to Rua Da
    Quitanda 86, 4th Floor, Part, Downtown, Also in the
    City of Rio De Janeiro, State of Rio De Janeiro,
    with the Consequent Amendment of Article 4 of the
    Corporate Bylaws of the Company                    Management   For           Voted - For
2   Correction of Article 17, Paragraph 1, of the
    Corporate Bylaws of the Company to State That the
    Correct Maximum Number of Members of the Executive
    Committee of the Company is Up to Eight Members, in
    Accordance with the New Position of Executive
    Officer for Processes, Risks and Internal Auditing
    That Was Approved at the Extraordinary General
    Meeting of the Company Held on July 12, 2012       Management   For           Voted - For
3   Proposal for the Restatement of the Corporate
    Bylaws of the Company, in the Event That the
    Proposals and Amendments to the Corporate Bylaws of
    the Company are Approved                           Management   For           Voted - For
    Please Note That This is A Revision Due to Change
    in Meeting Date from 09 Jan-2013 to 18 Jan 2013. If
    You Have Already Sent in Your Votes, Please Do Not


74




                         GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Ret-urn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Tha-nk You.             Non-Voting                 Non-Voting
Meeting Date: 29-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
1   The Financial Statements of the Company, Including
    the Opinion of the Independent Auditors, the
    Management Report and the Accounts of the
    Management in Connection with the Fiscal Year Ended
    on December 31, 2012                                Management   For           Voted - For
2   The Proposal of the Allocation of the Company S
    Results                                             Management   For           Voted - For
3   The Election of All the Members of the Company S
    Board of Directors                                  Management   For           Voted - For
4   Instatement of the Fiscal Council and Election of
    Its Members                                         Management   For           Voted - For
5   Proposal of the Total and Annual Compensation for
    the Management and Fiscal Council to the Fiscal
    Year of 2013                                        Management   For           Voted - Against
Meeting Date: 13-May-13  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
I   To Amend Article 7th of the Company's Bylaws in
    Order to Include the Capital Increase Approved,
    Conducted and Certified by the Board of Directors
    of the Company, Within the Limits of the Authorize
    Capital, at the Meeting Held on September 19, 2012  Management   For           Voted - For


75




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
II  To Restructure the Roles, Functions and
    Responsibilities, As Well As Increase the Maximum
    Number of Members of the Company's Board of
    Executive Officers, Through the Increase of the
    Ceiling from the Current Eight 8 to Ten 10 Members
    and the Consequent Amendment of Article 17 of the
    Company's Bylaws                                    Management  For           Voted - For
III To Consolidate the Company S Bylaws in Order to
    Include the Changes Set Forth in Items I and II
    Above                                               Management  For           Voted - For
    Please Note That This is A Revision Due to
    Postponement of Meeting from 29 Apr-to 13 May 2013.
    If You Have Already Sent in Your Votes, Please Do
    Not Return-this Proxy Form Unless You Decide to
    Amend Your Original Instructions. Thank Y-ou.       Non-Voting                Non-Voting
PORTO SEGURO SA, SAO PAULO
CUSIP: P7905C107
Meeting Date: 23-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
A   Change of the Composition of the Executive
    Committee of the Company to Remove the Position of
    Executive Vice President Officer of the Company,
    Reducing the Maximum Number of Members of the
    Executive Committee from 7 to 6 Members, with the
    Consequent Amendment of the Main Part of Article 18
    of the Corporate Bylaws                             Management  For           Voted - For
B   Change of the Officer Charged with Replacing the
    President Officer in Cases of Disqualification,
    Absence Or A Vacancy in the Position, with It
    Coming to be the General Director Officer Instead
    of the Executive Vice President Officer, with the
    Consequent Amendment of Paragraph 1 of Article 18
    of the Corporate Bylaws                             Management  For           Voted - For
C   Change of the Rules to Appoint Attorneys in Fact of
    the Company to Exclude the Position of Executive
    Vice President Officer from the List of
    Representatives, with the Consequent Amendment of
    the Wording of Line A of Paragraph 4 of Article 22
    of the Corporate Bylaws                             Management  For           Voted - For
Meeting Date: 28-Mar-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is


76




                          GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                  Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                  Non-Voting
A   To Examine, Discuss and Vote the Financial
    Statements and the Administrations Report for the
    Fiscal Year Ended December 31, 2012                 Management    For           Voted - For
B   Destination of the Year End Results                 Management    For           Voted - For
C   The Ratification of the Board of Directors
    Decisions Made in Meetings Held on October, 30 of
    2012 and December, 14 of 2012, Relating to the
    Interests on Own Equity Book Credited to
    Shareholders on October, 30 of 2012 and December 26
    of 2012, Respectively                               Management    For           Voted - For
D   Distribution of Dividends                           Management    For           Voted - For
E   Determination of the Date for the Payment of
    Interest on Shareholder Equity and of the Dividends
    to the Shareholders                                 Management    For           Voted - For
F   Establishment of the Aggregate Annual Remuneration
    of the Members of the Board of Directors and of the
    Executive Committee, Also Including the Members of
    the Audit Committee                                 Management    For           Voted - For
Meeting Date: 28-Mar-13   Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                  Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                  Non-Voting
A   Cancellation of 1,376,100 Common Shares Issued by
    the Company and Held in Treasury, Without A
    Reduction of the Share Capital, and the Consequent
    Amendment of the Main Part of Article 5 of the
    Corporate Bylaws                                    Management    For           Voted - For
B   Re-statement of the Corporate Bylaws to Reflect the
    Amendments Resolved on in Accordance with the Terms
    of Item A, Above, As Well As the Bylaws Amendments
    Approved at the Extraordinary General Meeting Held
    on August 23, 2012                                  Management    For           Voted - For


77




                         GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
ROSSI RESIDENCIAL SA, SAO PAULO
CUSIP: P8172J106
Meeting Date: 31-Aug-12  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
1   To Vote Regarding the Approval of the Proposal for
    the Increase of the Share Capital Dilution Limit of
    the Company to Up to Six Percent for the Granting
    of Options Within the Restricted Stock Purchase
    Option Plan That is in Effect                       Management   For           Voted - For
Meeting Date: 08-Oct-12  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
I   To Amend Article 5, to Update the Amount of the
    Share Capital of the Company                        Management   For           Voted - For
II  To Provide an Article 6 for the Increase of the
    Authorized Capital Up to the Limit of 500 Million
    Common Shares                                       Management   For           Voted - For
III The Inclusion of A New Article 22, in Such A Way As
    to Provide for the Possibility of the Appointment
    of Observers by the Board of Directors, As Well As
    to Renumber the Articles That Follow It and the
    Cross References                                    Management   For           Voted - For
IV  To Include A Paragraph 7 in Article 23,
    Establishing the Duties of the Officers Without A
    Specific Designation                                Management   For           Voted - For
V   To Amend Article 32 in Such A Way As to Adjust the
    Calculation of the Expansion Reserve of the Company Management   For           Voted - For
VI  To Amend Articles 33, 39 and 43 to Differentiate
    the Terminology Applicable to the Mechanism for the
    Dispersal of the Share Ownership Base from That
    Which is Applicable to the Novo Mercado Listing
    Regulations and to Introduce Other Adjustments      Management   For           Voted - For
VII To Make Adjustments to the Wording in the Following
    Articles, in Such A Way As to Improve and Adapt the


78




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Corporate Bylaws to the New Rules of the Novo
    Mercado Listing Regulations, Paragraph 3 of Article
    17, Paragraph 1 of Article 22, the Sole Paragraph
    of Article 27, Article 34, Article 36, Article 38,
    Article 41, Article 42 Article 44, Article 45 and
    Article 46                                          Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Meeting Date from 26 Sep-2012 to 08 Oct 2012. If
    You Have Already Sent in Your Votes, Please Do Not
    Ret-urn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Tha-nk You.             Non-Voting                Non-Voting
Meeting Date: 07-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Receive the Accounts from the Manager, to
    Examine, Discuss and Vote on the Financial
    Statements Accompanied by the Explanatory Notes of
    the Independent Auditors Report, Concerning the
    Fiscal Years That Closed on December 31, 2009, 2010
    and 2011, with Adjustments to the Accounting
    Practices Made Retrospectively, As Republished in
    the Newspaper O Estado De Sao Paulo, from the
    Edition of November 2, 2012, and in the Diario
    Oficial Do Estado De Sao Paulo, from the Edition of
    November 2, 2012                                    Management  For           Voted - For
Meeting Date: 19-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   Amendment of the Main Part of Article 17 of the
    Corporate Bylaws of the Company As A Result of the
    Decrease of the Unified Term in Office of the
    Members of the Board of Directors from Two Years to
    One Year                                            Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Meeting Date from 10 Apr-2013 to 19 Apr 2013 and
    Meeting Time from 10:00 to 15:00. If You Have


79




                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Already-sent in Your Votes, Please Do Not Return
    This Proxy Form Unless You Decide To-amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
A   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements
    and Independent Auditors Report Relating to Fiscal
    Year Ended December 31, 2012                        Management  For           Voted - For
B   To Decide on the Allocation of the Result of the
    Fiscal Year Ended on December 31, 2012              Management  For           Voted - For
C   The Election of the Members of the Board of
    Directors                                           Management  For           Voted - Against
D   To Elect the Members of the Fiscal Council          Management  For           Voted - For
E   To Set the Global Remuneration of the Company
    Managers                                            Management  For           Voted - For
Meeting Date: 26-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   To Vote Regarding the Amendment of the Main Part of
    Article 17 of the Corporate Bylaws of the Company
    As A Result of the Decrease of the Unified Term in
    Office of the Members of the Board of Directors
    from Two Years to One Year and Consolidate the
    Corporate Bylaws                                    Management  For           Voted - For
SUL AMERICA SA, RIO DE JANEIRO
CUSIP: P87993120
Meeting Date: 04-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
                                                        80





                        GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
I   Take Knowledge the Accounts of the Board of
    Directors, to Examine, Discuss and Vote on the
    Financial Statements, for the Fiscal Year That
    Ended on December 31, 2012                          Management  For           Voted - For
II  Destination of the Year End Results of 2012         Management  For           Voted - For
III To Elect the Members of the Board of Directors      Management  For           Voted - For
IV  To Set the Global Remuneration of the Board of
    Directors and Directors                             Management  For           Voted - For
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must Include-the Name of the
    Candidate to be Elected. If Instructions to Vote on
    This Item-is Received Without A Candidate's Name,
    Your Vote Will be Processed in Favor-or Against of
    the Default Company's Candidate. Thank You.         Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Addition
    of Comment and Deletion Of-additional Text in
    Resolution III. If You Have Already Sent in Your
    Votes, Pl-ease Do Not Return This Proxy Form Unless
    You Decide to Amend Your Original In- Structions.
    Thank You.                                          Non-Voting                Non-Voting
    Deletion of Comment                                 Non-Voting                Non-Voting
Meeting Date: 04-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Approve the Increase in the Share Capital of the
    Company, in the Amount of Brl 1 Billion, Through
    the Capitalization of Part of the Balance of the
    Legal Reserves, Attributing to the Shareholders, As
    A Bonus, 19.06332157 New Bonus Shares for Each Lot
    of 100 Shares of the Same Type, in Accordance with
    A Proposal from Management, and the Consequent
    Amendment of Article 5 of the Corporate Bylaws      Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Text of Resolution 1. If-you Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form
    Unle-ss You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 10-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A


81




    GLOBAL X BRAZIL FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
1   Approval of the Acquisition of Shares
    Representative of 83.27 Percent of the Share
    Capital of Sul America Capitalizacao S.a. Sulacap,
    from Here Onwards Referred to As Sulacap, Which are
    Owned by Saspar Participacoes S.a. to be Made by
    Sul America Santa Cruz Participacoes S.a. A Closely
    Held Share Corporation Indirectly Controlled by the
    Company, As Was Disclosed to the Market Through A
    Notice of Material Fact on May 28, 2012             Management  For           Voted - For


82




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AES TIETE SA, SAO PAULO
CUSIP: P4991B101
Meeting Date: 03-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That These Shares Have No Voting
    Rights, Should You Wish To- Attend the Meeting
    Personally, You May Apply for an Entrance Card By-
    Contacting Your Client Representative. Thank You    Non-Voting                Non-Voting
1   The Amendment of Article 23, Main Part, of the
    Corporate Bylaws of The-company, to Replace the
    Department of Personnel and Management with
    The-department of Performance and Services          Non-Voting                Non-Voting
Meeting Date: 04-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item IV Only. Thank-you.                    Non-Voting                Non-Voting
I   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Approve-the Company's
    Consolidated Financial Statements for the Fiscal
    Year Ended-december 31, 2012                        Non-Voting                Non-Voting
II  Discuss and Approve the Proposal of Destination of
    the Results of Fiscal Year-ended on December, 2012
    and the Distribution of Dividends                   Non-Voting                Non-Voting
III To Elect Three Members of the Board of Directors    Non-Voting                Non-Voting
IV  To Elect Members of the Fiscal Council              Management  For           Abstain
ALL AMERICA LATINA LOGISTICA SA
CUSIP: P01627242
Meeting Date: 17-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
                                                        83





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   To Set the Annual Global Remuneration of the
    Company Managers                                     Management  For           Voted - Against
2   To Set the Annual Global Remuneration of the Fiscal
    Council                                              Management  For           Voted - For
BANCO ESTADO DO RIO GRANDE DO SUL SA, PORTO ALEGRE
CUSIP: P12553247
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item 4 and 5 Only.-thank You.                Non-Voting                Non-Voting
1   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on The-administrations Report, the
    Financial Statements and the Accounting-statements
    Accompanied by the Independent Auditors Report and
    Fiscal Council- Report, Regarding the Fiscal Year
    Ended on December 31, 2012                           Non-Voting                Non-Voting
2.1 To Vote Regarding Allocation of the Net Profit from
    the Fiscal Year That-ended on December 31, 2012      Non-Voting                Non-Voting
2.2 To Vote Regarding to Ratify the Payment of Interest
    on Shareholder Equity And-it Being. Imputed to the
    Dividend                                             Non-Voting                Non-Voting
2.3 To Vote Regarding to Ratify the Payment of Interim
    Dividends                                            Non-Voting                Non-Voting
2.4 To Vote Regarding Payment of Complementary Dividends Non-Voting                Non-Voting
3   To Vote Regarding the Proposal for the Capital
    Budget Prepared for The-purposes of Article 196 of
    Law 6404.76 and the Proposal of the Payment
    Of-total Dividend of 40 Percent for the 2013 Fiscal
    Year                                                 Non-Voting                Non-Voting
4   To Elect the Members of the Board of Directors       Management  For           Voted - For
5   To Elect of the Members of the Fiscal Council, and
    Their Respective Substitutes                         Management  For           Abstain
6   To Set the Remuneration of the Members of the Board
    of Directors, Fiscal-council and Executive Committee Non-Voting                Non-Voting


84




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FU
CUSIP: P73232103
Meeting Date: 15-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   To Examine, Discuss and Vote the Financial
    Statements Relating to Fiscal Year Ending December
    31, 2012                                            Management  For           Voted - For
2   Destination of the Year End Results of 2012         Management  For           Voted - For
3   To Elect Members of the Board of Directors          Management  For           Voted - For
4   To Set the Remuneration for the Members of the
    Board of Directors and for the Executive Committee
    Related to 2013 Fiscal Year                         Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
Meeting Date: 15-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   To Vote Regarding the Amendment of the Bm and
    Fbovespa Stock Option Plan, As Proposed by the
    Management                                          Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting


85




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
BR MALLS PARTICIPACOES SA
CUSIP: P1908S102
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
1   Accept Financial Statements and Statutory Reports
    for Fiscal Year Ended December 31, 2012              Management  For           Voted - For
2   Approve Allocation of Income and Dividends           Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                              Non-Voting                Non-Voting
Meeting Date: 15-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   To Establish the Aggregate Amount of the
    Remuneration of the Managers of the Company for the
    2013 Fiscal Year                                     Management  For           Voted - Against
2   To Increase the Share Capital of the Company,
    Without the Issuance of New Shares, for the Purpose
    of Capitalizing Part of the Balance of the Profit
    Reserves, in the Event That the Resolutions
    Submitted to the Annual General Meeting are Approved Management  For           Voted - For
3   To Amend the Wording of the Main Part of Article 5
    of the Corporate Bylaws of the Company, in Order to
    Reflect A. the Capital Increases Approved by the
    Board of Directors of the Company and B. the
    Capitalization of Part of the Profit Reserves of
    the Company                                          Management  For           Voted - For
4   To Amend the Wording of Line V of Article 19 of the
    Corporate Bylaws of the Company to Give Advance
    Authorization for the Company to Enter Into
    Agreements and Grant Guarantees Only in
    Transactions the Value of Which Exceeds the Greater
    of Brl 50 Million Or 10 Per Cent of the Total
    Consolidated Assets of the Company                   Management  For           Voted - For
    Please Note That This is A Revision Due to
    Postponement of Meeting from 30 Apr-to 15 May 2013.
    If You Have Already Sent in Your Votes, Please Do


86




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Not Return-this Proxy Form Unless You Decide to
    Amend Your Original Instructions. Thank Y-ou.       Non-Voting                Non-Voting
BRADESPAR SA
CUSIP: P1808W104
Meeting Date: 29-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item III and IV Only.-thank You.            Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report,-fiscal Council Report, the
    Financial Statements and Independent Auditors-
    Report Relating to Fiscal Year Ending December 31,
    2012                                                Non-Voting                Non-Voting
II  To Resolve Regarding A Proposal from the Board of
    Directors for The-allocation of the Net Profit from
    the 2012 Fiscal Year and Ratification Of-the
    Distribution of Interest on Shareholders Equity and
    Dividends Paid and To-be Paid                       Non-Voting                Non-Voting
III To Elect of the Members of the Board of Directors   Management  For           Voted - For
IV  To Elect of the Members of the Finance Committee    Management  For           Abstain
V   To Vote Regarding the Proposals from the Board of
    Directors for Compensation-of the Managers and
    Funds to Pay the Cost of the Private Pension Plan
    for The-managers                                    Non-Voting                Non-Voting
CCR SA, SAO PAULO
CUSIP: P1413U105
Meeting Date: 02-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
                                                        87





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Vote Regarding the Election of Mr. Emerson De
    Almeida As an Independent Member of the Board of
    Directors of the Company, with A Term in Office
    Until the Annual General Meeting of the Company
    That Will Vote on the Financial Statements from the
    Fiscal Year That Ends on December 31, 2012, to Hold
    the Second Position for an Independent Member of
    the Board of Directors, Which is Vacant, in
    Accordance with That Which Was Resolved on at the
    Annual General Meeting of the Company Held on April
    13, 2012                                            Management  For           Voted - For
CENTRAIS ELETRICAS BRASILEIRAS SA-ELETROBRAS, BRAS
CUSIP: P22854106
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item 3 and 4 Only.-thank You.               Non-Voting                Non-Voting
1   To Examine Upon the Board of Directors Annual
    Report, the Financial-statements Report Relating to
    Fiscal Year Ended December 31, 2012                 Non-Voting                Non-Voting
2   Destination of the Net Profit and to Set the Global
    Remuneration to Company-shareholders                Non-Voting                Non-Voting
3   To Elect the Members of the Board of Director and
    One for President                                   Management  For           Voted - For
4   Election of the Members of the Fiscal Council, and
    Their Respective Substitutes                        Management  For           Abstain
5   To Decide Regarding the Proposal for the
    Remuneration of the Members of The-executive


88




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Committee, of the Board of Directors and Audit
    Committee of The-company                            Non-Voting                Non-Voting
CESP CIA ENERGETICA DE SAO PAULO SA
CUSIP: P25784193
Meeting Date: 03-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That These Shares Have No Voting
    Rights, Should You Wish To- Attend the Meeting
    Personally, You May Apply for an Entrance Card By-
    Contacting Your Client Representative. Thank You    Non-Voting                Non-Voting
1   Generation Concessions of Uhe Ilha Solteira, Tres
    Irmaos and Engenheiro Souza-dias, Jupia, in
    Accordance with the Terms of Provisional Measure
    Number 579-of September 11, 2012, Decree Number
    7805 of September 14, 2012, Ministry Of-mines and
    Energy Ordinance Number 578 of October 31, 2012,
    And-interministerial Ordinance from the Ministry of
    Mines and Energy and from The-state Treasury
    Ministry Number 580 of November 1, 2012             Non-Voting                Non-Voting
Meeting Date: 24-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
3   To Elect the Members of the Board of Directors      Management  For           Voted - For
4   To Elect the Members of the Fiscal Council          Management  For           Abstain
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
CETIP SA - MERCADOS ORGANIZADOS, RIO DE JANEIRO
CUSIP: P23840104
Meeting Date: 13-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes


89




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   Examination, Discussion and Approval of the
    Proposal for A New Company Stock Option Plan, from
    Here Onwards the 2012 Plan, to Replace the
    Currently Existing Plans                            Management  For           Voted - For
2   Examination, Discussion and Approval of the
    Proposal for the First Grant Program for Company
    Stock Options Connected to the 2012 Plan            Management  For           Voted - For
Meeting Date: 18-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements
    Relating to Fiscal Year Ended on December 31, 2012  Management  For           Voted - For
2   To Approve the Distribution of Net Profits from the
    2012 Fiscal Year                                    Management  For           Voted - For
3   To Set the Global Remuneration of the Company
    Administrators                                      Management  For           Voted - For
Meeting Date: 29-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    171127 Due to Deletion Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
1   To Vote Regarding the Proposal to Increase the
    Share Capital of the Company Through the
    Capitalization of Reserves                          Management  For           Voted - For
2   2.i to Vote Regarding the Proposal for the
    Amendment of the Corporate Bylaws of the Company
    for the Purpose of Achieving the Following
    Objectives, to Improve the Corporate Governance
    Structure of the Company, Taking As A Basis the
    More Rigorous Corporate Governance Criteria
    Established by Cvm Instruction Number 461.07, Such
    As, for Example, the Creation of an Audit Committee
    and the Requirement That the Board of Directors be


90




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                          PROPOSED BY       MGT. POSITION REGISTRANT VOTED
    Composed of A Majority of Independent Members; 2.ii
    to Vote Regarding the Proposal for the Amendment of
    the Corporate Bylaws of the Company for the Purpose
    of Achieving the Following Objectives, to Adapt
    Certain Provisions in Regard to the Self Regulatory
    Department and the Self Regulatory Council, for the
    Purpose Of, A. Ensuring Total Compliance of the
    Wording of the Corporate Bylaws with That Which is
    Provided for in Cvm Instruction Number 461.07, B.
    Reflecting Amendments Made to Certain Rules of the
    Company, Mainly in the General Rules and the
    Administrative Procedures Manual; 2.iii to Vote
    Regarding the Proposal for the Amendment of the
    Corporate Bylaws of the Company for the Purpose of
    Achieving the Following Objectives, to Make the
    Wording of Certain Provisions Clearer and More
    Objective, Such As, for Example, the Wording of the
    Articles That Deal with the Procedure for the
    Election of the Board of Directors and the
    Possibility of Adopting Cumulative Voting; 2.iv to
    Vote Regarding The                            Management        For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                       Non-Voting                      Non-Voting
    Please Note That This Meeting Has Postponement of
    Meeting Initially Scheduled-for 18th April 2013.
    Votes Sent for the 1st Call Remain Valid.     Non-Voting                      Non-Voting
Meeting Date: 27-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                       Non-Voting                      Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                Non-Voting                      Non-Voting
1   The Election of Mr. Alexsandro Broedel Lopes to
    Hold the Position of Member of the Board of
    Directors of the Company, in Replacement of Mr.
    Luis Otavio Matias, Who Resigned from the Position
    on March 13, 2013                             Management        For           Voted - For
CIA HERING SA, BLUMENAU
CUSIP: P50753105
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
                                                  91





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
I   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on the Financial Statements
    Regarding the Fiscal Year Ended on December 31, 2012 Management  For           Voted - For
II  Approval of the Capital Budget for the 2013 Fiscal
    Year                                                 Management  For           Voted - For
III To Decide on the Allocation of the Results from the
    Fiscal Year Ended on December 31, 2012, the
    Distribution of the Dividends and on the
    Ratification of the Distribution of Dividends and
    Interest on Own Decided on by the Board of Directors Management  For           Voted - For
IV  To Elect the Members of the Board of Directors       Management  For           Voted - Against
V   To Set the Global Remuneration of the Company
    Directors, Executive Committee and the Consultant
    Committee                                            Management  For           Voted - For
COMPANHIA DE SANEAMENTO BASICO DO ESTADO
CUSIP: 20441A102 TICKER: SBS
Meeting Date: 22-Apr-13 Meeting Type: Annual
E1. Ratification of Codec (state Council for Protection
    of Capital of the State of Sao Paulo) Opinion No
    003/2013 Dealing with the Compensation Adjustment
    of Officers, Members of the Board of Directors and
    Fiscal Council of Companies Controlled by the State
    Government.                                          Management  For           Voted - For
E2. Resolution on the Split of the Company Common
    Shares Through Which Each Common Share Will be Then
    Represented by Three (3) Common Shares, at the
    Ratio of 1:3.                                        Management  For           Voted - For
E3. Amendment to the Caput of Article 3 of the
    Company's Bylaws, Without Any Alteration in the
    Financial Amount of Share Capital, As A Result of
    the Split of the Company Common Shares, Pursuant to
    Item II Above.                                       Management  For           Voted - For
A1. Analysis of the Management Annual Report;
    Resolution on the Financial Statements, Namely:
    Balance Sheet and Related Statements of Income,
    Statements of Changes in Shareholders' Equity,
    Statements of Cash Flows, Statements of Value Added
    and Notes to the Financial Statements, Accompanied


92




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    by Reports of Independent Auditors and Fiscal
    Council.                                             Management  For           Voted - For
A2. Resolution on the Allocation of Net Income for 2012. Management  For           Voted - For
A3. Election of Members of the Board, Sitting and
    Alternate Members of the Fiscal Council and
    Definition of Their Compensation.                    Management  For           Voted - For
COMPANHIA PARANAENSE DE ENERGIA
CUSIP: 20441B407 TICKER: ELP
Meeting Date: 25-Apr-13 Meeting Type: Annual
3   To Elect the Members of the Fiscal Council Due to
    End of Term of Office.                               Management  For           Abstain
4   To Elect the Members of the Board of Directors Due
    to End of Term of Office.                            Management  For           Voted - For
COSAN SA INDUSTRIA E COMERCIO, PIRACICABA, SP
CUSIP: P31573101
Meeting Date: 17-Jul-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
I.A Merger of Handson Participacoes S.a., A Share
    Corporation, with Its Head Office in the City of
    Barra Bonita, State of Sao Paulo, at Fazenda Pau D
    Alho, No Address Number, Predio Administrativo
    Cosan, Room 20 B, Rural Zone, Zip Code 17340.000,
    with Corporate Taxpayer Id Number, Cnpj.mf,
    012.623.909-0001.85, and at the Sao Paulo State
    Board of Trade Under Company Identification Number,
    Nire, 35.300.382.943, from Here Onwards Handson,
    with an Analysis of the Following Matters Approval
    of the Protocol and Justification of Merger of
    Handson Signed by the Executive Committee of the
    Company and of Handson on June 29, 2012, from Here
    Onwards the Protocol, in Keeping with the Notice of
    Material Fact Released on That Date by the Company,
    in Accordance with the Terms of Cvm Instructions
    319.99 and 358.02                                    Management  For           Voted - For
I.B Ratification of the Appointment of the Specialized
    Company Soparc, Auditores E Consultores S.s. Ltda.,
    A Company Specialized in Business Valuation, with
    Its Head Office in the City of Piracicaba, State of
    Sao Paulo, at Rua 13 De Maio 797, with Corporate
    Taxpayer Id Number, Cnpj.mf, 03.132.733.0001.78,


93




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    and Originally Registered with the Sao Paulo State
    Regional Accounting Board Under Number
    2sp020874.o.6, from Here Onwards the Valuation
    Company, for the Valuation of the Book Equity of
    Handson and the Preparation of the Appropriate
    Valuation Report, from Here Onwards the Valuation
    Report                                              Management  For           Voted - For
I.C Approval of the Valuation Report                    Management  For           Voted - For
I.D Merger of the Entirety of the Book Equity of
    Handson Into the Company, in Accordance with the
    Terms and Conditions Established in the Protocol,
    Without an Increase in the Share Capital of the
    Company, and with the Consequent Extinction of
    Handson                                             Management  For           Voted - For
I.E Authorization for the Members of the Executive
    Committee of the Company to Do All the Acts and
    Take All the Measures Necessary for the
    Implementation of the Merger of Handson             Management  For           Voted - For
II  Creation of A Bylaws Reserve, for the Allocation of
    Up to 75 Percent of the Net Profit from Each Fiscal
    Year, to Strengthen the Working Capital and the
    Financing of the Maintenance, Expansion and
    Development of the Activities That Make Up the
    Corporate Purpose of the Company and Or of Its
    Subsidiaries, with the Consequent Amendment of
    Article 29 of the Corporate Bylaws of the Company,
    Up to the Limit of 100 Percent of the Share Capital Management  For           Voted - For
III Restatement of the Corporate Bylaws As A Result of
    the Amendment Proposed Above, If It is Approved by
    the Shareholders                                    Management  For           Voted - For
Meeting Date: 31-Jul-12 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Examine, Discuss and Approve the Financial
    Statements Relating to the Fiscal Year That Ended
    on March 31, 2012                                   Management  For           Voted - For
2   Destination of the Year End Results                 Management  For           Voted - For
3   To Elect the Members of the Board of Directors      Management  For           Voted - For
                                                        94





                              GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Set the Global Remuneration of the Company
    Directors for the Exercise Started on April, 01,
    2012                                                Management  For           Voted - Against
CPFL ENERGIA S.A.
CUSIP: 126153105 TICKER: CPL
Meeting Date: 20-Feb-13       Meeting Type: Special
I   To Acknowledge the Resignation of A Sitting Member
    of the Company's Board of Directors and to Elect
    Its Substitute, Pursuant to Item 4.3 of the "novo
    Mercado's" Listing Rules and of the Article 15,
    Paragraph 1, of the Company's Bylaws.               Management  For           Voted - For
Meeting Date: 19-Apr-13       Meeting Type: Annual
A)  Receive the Management Accounts and Examine,
    Discuss and Vote on the Financial Statements of the
    Company, the Independent Auditors' Report and the
    Fiscal Council's Report for the Fiscal Year Ended
    December 31, 2012                                   Management  For           Voted - For
B)  Approve the Proposal for the Allocation of Net
    Income for Fiscal Year 2012 and the Distribution of
    Dividends                                           Management  For           Voted - For
C)  Elect the Members and Alternate Members of the
    Board of Directors                                  Management  For           Voted - For
D)  Elect the Members and Alternate Members of the
    Fiscal Council                                      Management  For           Abstain
E)  Determine the Compensation of the Managers of the
    Company                                             Management  For           Voted - Against
F)  Determine the Fees to be Paid to Members of the
    Fiscal Council                                      Management  For           Voted - For
Meeting Date: 28-Jun-13       Meeting Type: Special
A)  Approve the Proposed Amendment to the Bylaws of the
    Company, to Include the Creation of A "reserve for
    Adjustment of the Concession Financial Assets",
    with Subsequent Amendment to Items "a" and "c" and
    Addition of Items "d" and "e" of Paragraph 2,
    Article 27 of the Bylaws.                           Management  For           Voted - For
B)  Approve the Transfer of the Balance of the
    "investment Reserve" to the "reserve for Adjustment
    of the Concession Financial Assets".                Management  For           Voted - For
C)  Approve the Restated Bylaws.                        Management  For           Voted - For
CYRELA BRAZIL REALTY SA EMPREENDIMENTOS E PARTICIP
CUSIP: P34085103
Meeting Date: 30-Apr-13       Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If


95




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
I   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements
    Relating to Fiscal Year Ending December 31, 2012     Management  For           Voted - For
II  To Approve the Distribution of Net Profits from the
    2012 Fiscal Year and Distribution of Dividends       Management  For           Voted - For
III To Set Annual Global Remuneration of the Managers
    of the Company                                       Management  For           Voted - For
DURATEX SA
CUSIP: P3593G146
Meeting Date: 22-Apr-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    176093 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                           Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                               Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must Include-the Name of the
    Candidate to be Elected. If Instructions to Vote on
    This Item-is Received Without A Candidate's Name,
    Your Vote Will be Processed in Favor-or Against of
    the Default Company's Candidate. Thank You.          Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                              Non-Voting                Non-Voting
1   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on the Administrations Report, the
    Financial Statements and the Accounting Statements
    Accompanied by the Independent Auditors Report
    Regarding the Fiscal Year Ended on December 31, 2012 Management  For           Voted - For
2   To Approve the Distribution of Net Profits from the
    2012 Fiscal Year and to Ratify the Early
    Distribution of Interest Over Capital                Management  For           Voted - For
3   To Set the Number of Principal and Substitutes
    Members of the Board of Directors and to Elect Its
    Respective Members to the Next Annual Term in Office Management  For           Voted - For
4   Decide on Remuneration of Board of Directors and
    Managers of the Company                              Management  For           Voted - Against


96




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 22-Apr-13 Meeting Type: ExtraOrdinary General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                              Non-Voting                Non-Voting
     Please Note That Votes 'in Favor' and 'against' in
     the Same Agenda Item Are- Not Allowed. Only Votes
     in Favor And/or Abstain Or Against And/ Or
     Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1    To Increase the Current Share Capital, from Brl
     1,550,246,461.69, to Brl 1,705,271,709.44, Through
     the Capitalization of Profit Reserves and A
     Simultaneous Share Bonus of 10 Percent, with the
     Shares Being Attributed to the Shareholders in the
     Proportion of One New Share for Each Lot of 10
     Shares That They Own at the Position at the End of
     the Day on April 22, 2013                            Management  For           Voted - For
2.I  To Amend and Restate the Corporate Bylaws in the
     Main Part of Article 5, to State the New
     Composition of the Share Capital As A Result of the
     Item Above and of the Conversion of Debentures Into
     Shares That Was Resolved on by the Board of
     Directors Within the Limit of the Authorized Capital Management  For           Voted - For
2.II To Amend and Restate the Corporate Bylaws to
     Exclude Chapter Xi, Transitory Provisions, in Light
     of the Chief Executive Officer Already Having
     Reached the Age Limit of 67 Years                    Management  For           Voted - For
Meeting Date: 24-Jun-13 Meeting Type: ExtraOrdinary General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                              Non-Voting                Non-Voting
     Please Note That Votes 'in Favor' and 'against' in
     the Same Agenda Item Are- Not Allowed. Only Votes
     in Favor And/or Abstain Or Against And/ Or
     Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1    To Vote Regarding the Proposal to Change the Names
     of the Positions on the Executive Committee, Which
     Will Come to be Composed of A Chief Executive
     Officer, Vice President Officer for the Deca
     Business Group, Vice President Officer for the Wood
     Business Group and Officers, with the Consequent
     Amendment of Article 24, Main Part, of the
     Corporate Bylaws and the Restatement of the Same     Management  For           Voted - For
                                                          97





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ECORODOVIAS INFRAESTRUTURA E LOGISTICA SA, SAO PAU
CUSIP: P3661R107
Meeting Date: 20-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
I   Approval of an Addition to the Corporate Purpose of
    the Company to Expressly Include the Activity of
    Engaging in Airport Infrastructure Business And, As
    A Consequence, the Amendment of Line II of Article
    3 of the Corporate Bylaws of the Company            Management  For           Voted - For
II  Approval of the Change of the Minimum Number of
    Members to Make Up the Board of Directors of the
    Company from Seven to Five Members, As Well As the
    Amendment of the Main Part of Article 12 of the
    Corporate Bylaws of the Company in Accordance with
    This Change                                         Management  For           Voted - For
III Approval of the Change of the Minimum Quorum for
    the Instatement of Meetings of the Board of
    Directors of the Company, Which Must be A Majority
    of the Elected and Existing Members of the Board of
    Directors, As Well As the Amendment of Paragraph 2
    of Article 13 of the Corporate Bylaws of the
    Company in Accordance with This Change              Management  For           Voted - For
IV  Approval of the Change of the Minimum Majority for
    Resolutions at Meetings of the Board of Directors
    of the Company, Which Must Always be by A Majority
    of the Votes of the Members Who are Present, As
    Well As the Amendment of Paragraph 3 of Article 13
    of the Corporate Bylaws of the Company in
    Accordance with This Change                         Management  For           Voted - For
V   Approval of the Restatement of the Corporate Bylaws
    of the Company in Light of the Amendments That are
    Proposed Here                                       Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If


98




                           GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                   Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                   Non-Voting
A   To Examine and Approve the Administrators Report
    and Capital Budget for the Fiscal Year of 2013, As
    Well As Balance Sheet of the Company and Further
    Financial Statements Related to Fiscal Year Ended
    on December, 31, 2012                               Management     For           Voted - For
B   To Approve the Distribution of Net Profits from the
    2012 Fiscal Year                                    Management     For           Voted - For
C   Dismissal of Members of the Board of Directors and
    Election of New Members in the Other Edition        Management     For           Voted - For
D   To Set the Global Remuneration of the Company
    Directors for the 2013                              Management     For           Voted - For
Meeting Date: 25-Apr-13    Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                   Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                   Non-Voting
A   Granting of Options Within the Framework of the
    Stock Option Plan of the Company That Was Approved
    at the General Meeting That Was Held on August 31,
    2010, As Recommended by the Board of Directors at A
    Meeting That Was Held on March 25, 2013             Management     For           Voted - For
B   Amendment of the Main Part of Article 15 of the
    Corporate Bylaws of the Company, in Order to I.
    Change the Title of Two Positions on the Executive
    Committee of the Company That are Currently Vacant
    and That are Maintained Without A Specific
    Designation, in Such A Way As to Specify the
    Activities to be Performed, with It Being the Case
    That One of Them Will be Called the Chief Legal
    Officer and the Other the Chief Personnel
    Management Officer, and II. Change the Titles of
    the Executive Vice President and Chief Logistics
    Officer to Chief Highway Operations Officer and
    Chief Logistics Operations Officer, Respectively    Management     For           Voted - For


99




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
C   Changing the Duties of the Executive Officers of
    the Company And, As A Consequence, Amending and
    Renumbering the Paragraphs of Article 15 of the
    Corporate Bylaws of the Company                      Management  For           Voted - For
D   Restatement of the Corporate Bylaws of the Company,
    in Light of the Amendments Proposed Here             Management  For           Voted - For
Meeting Date: 27-May-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                 Non-Voting                Non-Voting
1   The Election of A New Independent Member of the
    Board of Directors, in Addition to the Other
    Members of the Board of Directors of the Company     Management  For           Voted - For
EDP - ENERGIAS DO BRASIL SA, SAO PAULO, SP
CUSIP: P3769R108
Meeting Date: 10-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                      Non-Voting                Non-Voting
I   To Take the Accounts of Directors, to Examine,
    Discuss and Vote on the Administrations Report, the
    Financial Statements and the Accounting Statements
    Accompanied by the Independent Auditors Report
    Regarding the Fiscal Year Ended on December 31, 2012 Management  For           Voted - Against
II  To Decide on the Distribution of the Profits from
    the Fiscal Year of 2012 and Distribution of
    Dividends Debited from the Retained Profits Reserve  Management  For           Voted - For
III To Determine the Number of Members of the Board of
    Directors and Their Election                         Management  For           Voted - For


100




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
IV  To Set the Global Remuneration of the Company
    Directors                                           Management  For           Voted - For
EMBRAER S.A.
CUSIP: 29082A107 TICKER: ERJ
Meeting Date: 08-Mar-13 Meeting Type: Special
I   Amendment to Section 2; Section 8; Section 33;
    Section 39; Section 40, All As More Fully Described
    in the Proxy Statement.                             Management  For           Voted - For
II  Amendment to Section 27; Section 29; Section 30;
    Section 31; Section 32; Section 33; Section 34; and
    Section 35, All As More Fully Described in the
    Proxy Statement.                                    Management  For           Voted - For
III Amendment to Section 9; Section 10; Section 11;
    Section 12; Section 16; Section 18; Section 20;
    Section 22; Section 23; Section 30; Section 31;
    Section 32; Section 33; Section 39; Section 47;
    Section 49; Section 54; Section 55; and Section 59,
    All As More Fully Described in the Proxy Statement. Management  For           Voted - For
Meeting Date: 25-Apr-13 Meeting Type: Annual
A1. Receive Management Accounts, Examine, Discuss and
    Vote on the Financial Statements for the Year Ended
    December 31, 2012                                   Management  For           Voted - For
A2. Decide on the Allocation of Net Income for the
    Fiscal Year Ended December 31, 2012 and the
    Distribution of Dividends                           Management  For           Voted - For
A3. Elect Members of the Board of Directors             Management  For           Voted - For
A4. Elect the Members of the Fiscal Council             Management  For           Voted - For
A5. Fix the Aggregate Annual Compensation of the
    Company's Directors, Executive Officers and Members
    of the Committees of the Board of Directors         Management  For           Voted - Against
A6. Fix the Remuneration of the Members of the Fiscal
    Council                                             Management  For           Voted - For
S1. Approve Changes to the Program for Grant of Embraer
    S.a. Stock Options ("program"), All As More Fully
    Described in the Proxy Statement                    Management  For           Voted - For
S2. Approve the Creation of A Program for Grant of
    Embraer S.a. Stock Options to Members of the Board
    of Directors, with Specific Conditions for This
    Category of Participants                            Management  For           Voted - For
FIBRIA CELULOSE S.A.
CUSIP: 31573A109 TICKER: FBR
Meeting Date: 26-Apr-13 Meeting Type: Annual
O1A Take the Accounts of the Management, Examine,
    Discuss and Vote on the Financial Statements,
    Accompanied by the Report of the Independent
    Auditors.                                           Management  For           Voted - For
O1B Resolve on the Proposal of the Management Regarding
    the Allocation of the Results.                      Management  For           Voted - For


101




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
O1C Resolve on the Proposed Capital Budget for 2013.    Management  For           Voted - For
O1D Elect the Members of the Board of Directors of the
    Company.                                            Management  For           Voted - For
O1E Set the Aggregate Annual Remuneration to the
    Management of the Company.                          Management  For           Voted - Against
E2A Amend, As Per the Management's Proposal, the Head
    of Article 5 of the Bylaws in Order to Rectify the
    Capital Stock and the Quantity of Shares Issued.    Management  For           Voted - For
E2B Amend, As Per the Management's Proposal, the
    Company's Bylaws So As to Permanently Institute
    Statutory Auditing Committee (cae).                 Management  For           Voted - For
E2C Amend the Article 27, and Its Respective
    Paragraphs, of the Bylaws in Order to Include That
    the Fiscal Council Shall Not Operate Permanently,
    and Shall Only be Installed Upon Request by the
    Shareholders, Pursuant to the Applicable Law.       Management  For           Voted - For
E2D Approve, As Per the Previous Deliberations and the
    Consequent Renumbering of the Articles, the
    Consolidation of the Company's Bylaws.              Management  For           Voted - For
HYPERMARCAS SA, SAO PAULO
CUSIP: P5230A101
Meeting Date: 28-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
I   Spinoff from the Company, with the Allocation of
    the Spun Off Portion to the Establishment of A New
    Share Corporation to Ratify the Protocol and
    Justification of Spin Off from Hypermarcas S.a.
    Followed by the Share Merger of Braga Holding,
    Prepared by the Executive Committee of the Company
    on December 12, 2012, Which Establishes, Among
    Other Things, the Terms and Conditions of the Spin
    Off from the Company, with the Transfer of the
    Portion Made Up by the Establishment That is
    Currently the Subsidiary of Hypermarcas Located in
    the State of Sao Paulo, in the City of Braganca
    Paulista, Including the Assets and Liabilities
    Related to the Manufacture and Sale of Medications
    from the Former and No Longer Existing Luper
    Industria Farmaceutica Ltda. A Company Merged Into
    the Company in Accordance with the Terms of the
    Minutes Contd                                       Management  For           Abstain
    Contd for the Extraordinary General Meeting That
    Was Held on April 29, 2011,-from Here Onwards the
    Spun Off Portion, Into Braga Holding, As Defined
    Below,-which is to be Established As A Result of
    the Mentioned Spin Off, from Here- Onwards the Spin
    Off, As Well As the Terms and Conditions of the


102




    GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Merger Of-all of the Shares of Braga Holding, As
    Defined Below, Into the Company, And-of the Acts
    and Measures Contemplated in It, from Here Onwards
    the Protocol-of Spin Off and Share Merger           Non-Voting                Non-Voting
II  To Ratify the Appointment and Hiring of Cca
    Continuity Auditores Independentes S.s. A Simple
    Company, with Its Head Office in the City of Sao
    Paulo, State of Sao Paulo, at Alameda Santos 2313,
    2nd Floor, Jardim Paulista, Duly Registered with
    the Sao Paulo Public Accounting Council, Crc.sp,
    Under Number 2sp025430.o.2, with Corporate Taxpayer
    Id Number, Cnpj.mf,                                 Management  For           Abstain
III To Approve the Valuation Report, in Regard to the
    Spin Off, Followed by the Establishment of Braga
    Holding, As Defined Below                           Management  For           Abstain
IV  To Approve the Proposal for the Spin Off from the
    Company, with the Transfer of the Spun Off Portion
    of Its Assets to A New Special Purpose Company,
    Which is Structured As A Share Corporation, to be
    Established As A Result of the Mentioned Spin Off,
    Which is to be Called Braga Holding S.a. from Here
    Onwards Braga Holding, in Accordance with the
    Protocol of Spin Off and Share Merger, in
    Accordance with Terms of Article 229 of the
    Brazilian Corporate Law, with the Consequent
    Reduction of the Share Capital of the Company, in
    the Amount of Brl 15,249,224.12, Through the
    Cancellation of 1,419,474 Common, Nominative
    Shares, with No Par Value, Issued by the Company,
    in Proportion to the Shareholding Interest Held by
    the Shareholders                                    Management  For           Abstain
V.a To Approve the Establishment of Braga Holding As A
    Result of the Spin Off, the Share Capital of Which
    Will be Subscribed for by the Current Shareholders
    of the Company, in Proportion to the Shareholding
    Interest They Have in the Company, and Paid in with
    the Spun Off Portion, As Well As to Approve the
    Draft of the Corporate Bylaws of Braga Holding      Management  For           Abstain
V.b To Elect the Members of the Executive Committee of
    Braga Holding                                       Management  For           Abstain
V.c To Establish the Compensation of the Members of the
    Executive Committee of Braga Holding                Management  For           Abstain
VI  Merger of the Shares Issued by Braga Holding Into
    the Company to Ratify the Protocol of Spin Off and
    Share Merger, Prepared by the Executive Committee
    of the Company on December 12, 2012, in Accordance
    with the Terms of Article 252 of the Brazilian
    Corporate Law, Which Establishes, in Addition to
    the Terms and Conditions of the Spin Off Followed
    by the Establishment of Braga Holding, the Terms
    and Conditions of the Share Merger, As Defined
    Below, and of the Acts and Measures Contemplated in
    It                                                  Management  For           Abstain
VII To Ratify the Appointment and Hiring of Cca As the
    Specialized Company Responsible for the Preparation


103




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     of the Valuation Report, in Regard to the Book
     Valuation of the Shares of Braga Holding, for the
     Purposes of the Share Merger, on the Basis Date of
     September 30, 2012                                  Management  For           Abstain
VIII To Approve the Valuation Report, in Regard to the
     Share Merger                                        Management  For           Abstain
IX   To Approve the Proposal for the Merger, Into the
     Company, of All of the Shares Issued by Braga
     Holding, from Here Onwards the Share Merger, in
     Accordance with the Terms of the Protocol of Spin
     Off and Share Merger, with the Consequent Increase
     of the Share Capital of the Company, in the Amount
     of Brl 15,249,224.12, Through the Issuance of
     1,419,474 Common, Nominative Shares, with No Par
     Value, to be Subscribed for by the Shareholders of
     the Company, in Proportion to the Shareholder
     Interest They Have                                  Management  For           Abstain
X    Preemptive Right As A Result of the Company Signing
     the Agreement for the Purchase and Sale of Shares
     and Other Covenants for the Disposition of All of
     the Shares of Braga Holding, Which, After the Share
     Merger, Will Come to be A Wholly Owned Subsidiary
     of the Company, to Receive an Offer for the
     Exercise of A Preemptive Right in the Acquisition
     of the Shares of Braga Holding, in Accordance the
     Terms of Article 253, I, of the Brazilian Corporate
     Law, with It Being the Case That It Will be Up to
     the General Meeting to Establish the Deadline and
     Procedure for the Exercise of This Right            Management  For           Abstain
XI   Authorization for the Managers to Authorize the
     Managers of the Company to Do All the Acts
     Necessary to Carry Out the Resolutions Proposed and
     Approved by the Shareholders of the Company         Management  For           Abstain
     Please Note That Votes 'in Favor' and 'against' in
     the Same Agenda Item are No-t Allowed. Only Votes
     in Favor And/or Abstain Or Against And/ Or Abstain
     are A-llowed. Thank You                             Non-Voting                Non-Voting
     Please Note That This is A Revision Due to Addition
     of Voting Option Comment.-if You Have Already Sent
     in Your Votes, Please Do Not Return This Proxy Form
     U-nless You Decide to Amend Your Original
     Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                             Non-Voting                Non-Voting
1    Accept Financial Statements and Statutory Reports
     for Fiscal Year Ended Dec. 31, 2012                 Management  For           Voted - For
2    Approve Allocation of Income and Dividends          Management  For           Voted - For
3    Elect Directors                                     Management  For           Voted - Against


104




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Approve Remuneration of Company's Management        Management  For           Voted - For
5   Authorize Board to Ratify and Execute Approved
    Resolutions                                         Management  For           Voted - For
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must Include-the Name of the
    Candidate to be Elected. If Instructions to Vote on
    This Item-is Received Without A Candidate's Name,
    Your Vote Will be Processed in Favor-or Against of
    the Default Company's Candidate. Thank You.         Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 30-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
1   Amend Article 19                                    Management  For           Voted - Against
2   Amend Article 19, Paragraphs 6,7 and 8              Management  For           Voted - For
3   Amend Article 20                                    Management  For           Voted - For
4   Amend Article 23                                    Management  For           Voted - For
5   Amend Article 42                                    Management  For           Voted - For
6   Consolidate Bylaws                                  Management  For           Voted - For
7   Authorize Board to Ratify and Execute Approved
    Resolutions                                         Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment and P-ostponement of Meeting
    from 18 Apr to 30 Apr 2013. If You Have Already
    Sent In-your Votes, Please Do Not Return This Proxy
    Form Unless You Decide to Amend Y-our Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
HYPERMARCAS SA, SAO PAULO
CUSIP: P5246AAD5
Meeting Date: 28-Dec-12 Meeting Type: Special General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
                                                        105





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   The Proposal for the Spin Off from the Company,
    with the Transfer of the Spun Off Portion of Its
    Assets, Made Up by the Establishment That is
    Currently the Subsidiary of Hypermarcas Located in
    the State of Sao Paulo, in the City of Braganca
    Paulista, Including the Assets and Liabilities
    Related to the Manufacture and Sale of Medications
    from the Former and No Longer Existing Luper
    Industria Farmaceutica Ltda., A Company Merged Into
    the Company in Accordance with the Terms of the
    Minutes for the Extraordinary General Meeting That
    Was Held on April 29, 2011, to A New Special
    Purpose Company, Which is Structured As A Share
    Corporation, to be Established As A Result of the
    Mentioned Spin Off, Which is to be Called Braga
    Holding S.a., from Here Onwards Braga Holding, in
    Accordance with the Protocol of Spin Off and Share
    Merger, Contd                                       Management  For           Abstain
    Contd in Accordance with Terms of Article 229 of
    the Brazilian Corporate Law,-with the Consequent
    Reduction of the Share Capital of the Company, in
    The-amount of Brl 15,249,224.12, Through the
    Cancellation of 1,419,474 Common,- Nominative
    Shares, with No Par Value, Issued by the Company,
    in Proportion To-the Shareholding Interest Held by
    the Shareholders                                    Non-Voting                Non-Voting
II  Proposal for the Merger, Into the Company, of All
    of the Shares Issued by Braga Holding, from Here
    Onwards the Share Merger, in Accordance with the
    Terms of the Protocol of Spin Off and Share Merger,
    with the Consequent Increase of the Share Capital
    of the Company, in the Amount of Brl 15,249,224.12,
    Through the Issuance of 1,419,474 Common,
    Nominative Shares, with No Par Value, to be
    Subscribed for by the Shareholders of the Company,
    in Proportion to the Shareholder Interest They Have Management  For           Abstain
HYPERMARCAS SA, SAO PAULO
CUSIP: P5246AAE3
Meeting Date: 28-Dec-12 Meeting Type: Special General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting


106




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   The Proposal for the Spin Off from the Company,
    with the Transfer of the Spun Off Portion of Its
    Assets, Made Up by the Establishment That is
    Currently the Subsidiary of Hypermarcas Located in
    the State of Sao Paulo, in the City of Braganca
    Paulista, Including the Assets and Liabilities
    Related to the Manufacture and Sale of Medications
    from the Former and No Longer Existing Luper
    Industria Farmaceutica Ltda., A Company Merged Into
    the Company in Accordance with the Terms of the
    Minutes for the Extraordinary General Meeting That
    Was Held on April 29, 2011, to A New Special
    Purpose Company, Which is Structured As A Share
    Corporation, to be Established As A Result of the
    Mentioned Spin Off, Which is to be Called Braga
    Holding S.a., from Here Onwards Braga Holding, in
    Accordance with the Protocol of Spin Off and Share
    Merger, Contd                                       Management  For           Abstain
    Contd in Accordance with Terms of Article 229 of
    the Brazilian Corporate Law,-with the Consequent
    Reduction of the Share Capital of the Company, in
    The-amount of Brl 15,249,224.12, Through the
    Cancellation of 1,419,474 Common,- Nominative
    Shares, with No Par Value, Issued by the Company,
    in Proportion To-the Shareholding Interest Held by
    the Shareholders                                    Non-Voting                Non-Voting
II  Proposal for the Merger, Into the Company, of All
    of the Shares Issued by Braga Holding, from Here
    Onwards the Share Merger, in Accordance with the
    Terms of the Protocol of Spin Off and Share Merger,
    with the Consequent Increase of the Share Capital
    of the Company, in the Amount of Brl 15,249,224.12,
    Through the Issuance of 1,419,474 Common,
    Nominative Shares, with No Par Value, to be
    Subscribed for by the Shareholders of the Company,
    in Proportion to the Shareholder Interest They Have Management  For           Abstain
JBS SA, SAO PAULO
CUSIP: P59695109
Meeting Date: 27-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
I   To Examine, Discuss and Approve the Protocol and
    Justification of Merger of Cascavel Couros Ltda.
    Into Jbs S.a., Which Was Signed by the Managers of


107




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Company and of Cascavel Couros Ltda., from Here
    Onwards Cascavel Couros, from Here Onwards the
    Protocol and Justification, As Well As All the Acts
    and Measures Contemplated in It                      Management  For           Voted - For
II  To Ratify the Appointment and Hiring of Apsis
    Consultoria Empresarial Ltda. to Carry Out the
    Valuation of the Equity of Cascavel Couros, for the
    Purposes of That Which is Provided for in Articles
    226 and 227 and in the Manner Provided for in
    Article 8 of Law Number 6404.76, and to Prepare the
    Valuation Report, from Here Onwards the Valuation
    Report                                               Management  For           Voted - For
III To Examine, Discuss and Approve the Valuation Report Management  For           Voted - For
IV  To Approve the Merger of Cascavel Couros Into the
    Company                                              Management  For           Voted - For
V.A To Amend the Corporate Bylaws of the Company to
    Include the Activities Conducted by Cascavel Couros
    in Article 3                                         Management  For           Voted - For
V.B To Include the Activity of the Highway
    Transportation of Dangerous Products in Article 3    Management  For           Voted - For
V.C To Adapt Article 5 to Ratify and State the Number
    of Shares Into Which the Share Capital is Divided,
    Bearing in Mind the Cancellation of the Shares Held
    in Treasury That Was Approved at the Meeting of the
    Board of Directors of the Company That Was Held on
    August 14, 2012                                      Management  For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                              Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting
Meeting Date: 29-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   To Examine, Discuss and Approve the Protocol and
    Justification of Merger of Novaprom Food
    Ingredients Ltda., from Here Onwards Referred to As
    Novaprom, Into the Company, in Accordance with the
    Terms of the Proposal from the Management, As Well
    As All of the Acts and Measures Contemplated in It   Management  For           Voted - For
                                                         108





                         GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Ratify the Appointment and Hiring of Apsis
    Consultoria Empresarial Ltda. to Value the Equity
    of Novaprom, for the Purposes of That Which is
    Provided for in Articles 226 and 227 and in
    Accordance with Article 8 of Law Number 6404.76,
    and to Prepare the Valuation Report, from Here
    Onwards Referred to As the Valuation Report          Management  For           Voted - For
3   To Examine, Discuss and Approve the Valuation Report Management  For           Voted - For
4   To Approve the Merger of Novaprom Into the Company   Management  For           Voted - For
5   To Approve the Amendment of Article 3 of the
    Corporate Bylaws for the Inclusion of the Following
    Activities in the Corporate Purpose of the Company
    A. Operation in the Area of Industrialization,
    Sales, Export and Import of Ingredients and
    Products for Foodstuffs and the Sales
    Representation of Products in General, B. Recovery
    of Plastic Materials, C. Recovery of Materials Not
    Previously Specified, D. Treatment and Disposition
    of Waste That is Not Hazardous, E. Treatment and
    Disposition of Hazardous Waste, and F.
    Manufacturing Plastic Items for Other Purposes Not
    Previously Specified                                 Management  For           Voted - For
6   To Approve the Amendment of Line Xvii of Article 19
    of the Corporate Bylaws to Reflect the Authority of
    the Board of Directors to Resolve Regarding the
    Issuance of Simple Debentures, Not Convertible Into
    Shares, with Or Without A Collateral Guarantee       Management  For           Voted - For
7   To Approve the Restatement of the Corporate Bylaws
    of the Company                                       Management  For           Voted - For
LOJAS AMERICANAS SA, RIO DE JANEIRO
CUSIP: P6329M105
Meeting Date: 30-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item III Only. Thank-you.                    Non-Voting                Non-Voting
                                                         109





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
I   To Receive the Administrators Accounts, to Examine,
    Discuss and Vote on The-administrations Report,
    Financial Statements Regarding the Fiscal Year
    That-ended on December 31, 2012 and Deliberate on
    the Proposal for the Allocation-of Net Profits for
    the Fiscal Year That Ended on December 31, 2012      Non-Voting                Non-Voting
II  Approve the Company's Capital Budget for the 2013
    Fiscal Year, for The-purposes of Art. 196 of Law
    6,404 of December 15, 1976, As Amended Acts          Non-Voting                Non-Voting
III To Elect Members of the Board of Directors of the
    Company, for A Term That End at the Annual General
    Meeting 2016                                         Management  For           Voted - For
IV  To Set the Limit of the Overall Remuneration of the
    Company to be Paid Until-annual General Meeting 2014 Non-Voting                Non-Voting
LOJAS RENNER SA, PORTO ALEGRE
CUSIP: P6332C102
Meeting Date: 18-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You                                                  Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   To Examine, Discuss and Approve the Administrators
    Accounts and the Financial Statements Relating to
    the Fiscal Year That Ended on December 31, 2012      Management  For           Voted - For
2   To Decide on the Distribution of the Profits from
    the Fiscal Year and to Distribute Dividends          Management  For           Voted - For
3   To Examine, Discuss and Vote on the Proposal for
    the Increase of the Share Capital with the
    Incorporation of Part of the Profit Reserves, in
    Accordance with the Terms of Line C of Article 34
    of the Corporate Bylaws                              Management  For           Voted - For
4   To Elect the Members of the Board of Directors       Management  For           Voted - For
5   To Establish the Amount of the Compensation of the
    Managers                                             Management  For           Voted - For
6   To Elect the Members of the Fiscal Council           Management  For           Voted - For
7   To Establish the Amount of the Compensation of the
    Members of the Finance Committee                     Management  For           Voted - For


110




                         GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
METALURGICA GERDAU SA, PORTO ALEGRE
CUSIP: P4834C118
Meeting Date: 26-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Items 3 and 4 Only.-thank You.              Non-Voting                Non-Voting
1   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Vote The-financial Statements
    for the Fiscal Year Ended on December 31, 2012      Non-Voting                Non-Voting
2   To Decide on the Allocation of the Net Profits of
    the Fiscal Year and The-distribution of Dividends   Non-Voting                Non-Voting
3   To Elect the Members of the Board of Directors and
    Set Their Directors Remuneration                    Management  For           Voted - For
4   To Elect the Members of the Fiscal Council and
    Their Respective Substitutes, and Set Their
    Remuneration                                        Management  For           Abstain
MRV ENGENHARIA PARTICIPACOES SA, BELO HORIZONTE
CUSIP: P6986W107
Meeting Date: 30-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                Non-Voting
I   To Approve the Balance Sheet and the Financial
    Statements Relating to the Fiscal Year That Ended
    on December 31, 2012                                Management  For           Voted - For


111




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
II  To Approve the Allocation of the Net Profit from
    the Fiscal Year, for the Establishment of A Legal
    Reserve, As Dividends, and for the Retained Profit
    Reserve Based on A Capital Budget for the Purpose
    of Meeting the Need for Funds for Future
    Investments, Mainly for Working Capital              Management  For           Voted - For
III To Approve the Increase of the Authorized Capital,
    from Brl 3 Billion, to Brl 3,350,000,000             Management  For           Voted - For
IV  To Reelect Mr. Rubens Menin Teixeira De Souza,
    Marcos Alberto Cabaleiro Fernandez, Levi Henrique,
    Fernando Henrique Da Fonseca, Marco Aurelio De
    Vasconcelos Cancado and Joao Batista De Abreu, and
    Election of the Mr. Rafael Nazareth Menin Teixeira
    De Souza, As Members of the Board of Directors       Management  For           Voted - For
Meeting Date: 30-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                               Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                              Non-Voting                Non-Voting
A   To Approve the Allocation of the Outstanding
    Accumulated Profit Balance on December 31, 2012, to
    A Profit Retention Reserve for the Purpose of
    Meeting the Needs for Future Investment Funds in
    Accordance with the Capital Budget                   Management  For           Voted - For
B   To Approve the Capitalization of the Retained
    Profit Reserves, in the Amount of Brl 546,999,022.94 Management  For           Voted - For
C   To Approve the Amendment of the Main Part of
    Article 5 and of Main Part of Article 6 of the
    Corporate Bylaws of the Company, to Reflect the
    Changes to the Share Capital Resolved on at
    Meetings of the Board of Directors, and Item III of
    Agm and Item B of Egm                                Management  For           Voted - For
D   To Approve, As A Result of the Resolution in Item
    C, the Restatement of the Corporate Bylaws of the
    Company                                              Management  For           Voted - For
E   To Approve the Aggregate Annual Compensation of the
    Managers                                             Management  For           Voted - For
F   To Approve the Change of the Newspapers for the
    Legal Publications of the Company                    Management  For           Voted - For
MULTIPLAN EMPREENDIMENTOS IMOBILIARIOS SA
CUSIP: P69913104
Meeting Date: 14-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
                                                         112





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
1   In Order to Vote Regarding the Election of A New
    Member to Join the Board of Directors of the
    Company, in Addition to Those Who are Currently
    Members of That Body, for A Term in Office That
    Will End Together with the Term in Office of the
    Other Members of the Board of Directors, on April
    30, 2014                                            Management  For           Voted - For
Meeting Date: 23-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Amend the Corporate Bylaws of the Company, for
    the Purpose of Adapting Them to the Provisions of
    the Level 2 Corporate Governance Listing
    Regulations of the Bm and Fbovespa S.a. Bolsa De
    Valores, Mercadorias E Futuros, in Accordance with
    the Recommendations of the Latter, Through the
    Amendment of the Wording of Article 44 and the Main
    Part and Paragraph 2 of Article 49                  Management  For           Voted - For
II  To Restate the Corporate Bylaws of the Company      Management  For           Voted - For
Meeting Date: 29-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes


113




                         GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
1   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements
    and Independent Auditors Report Relating to Fiscal
    Year Ended December 31, 2012                        Management   For           Voted - For
2   Destination of the Year End Results of 2012 and the
    Distribution of Dividends                           Management   For           Voted - For
Meeting Date: 29-Apr-13  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
1   To Set the Total Annual Remuneration of the
    Directors of the Company for the Fiscal Year 2013   Management   For           Voted - For
2   To Amend and Consolidate the Corporate Bylaws of
    the Company to Include the Share Capital Increase
    Approved by the Board of Directors Within the Limit
    of the Authorized Capital                           Management   For           Voted - For
NATURA COSMETICOS SA, SAO PAULO
CUSIP: P7088C106
Meeting Date: 12-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You                                                 Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
1   To Examine, Discuss and Approve the Financial
    Statements Relating to the Fiscal Year That Ended
    on December 31, 2012                                Management   For           Voted - For


114




                          GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
2   To Consider the Proposal for the Capital Budget for
    the Year 2013, the Allocation of the Net Profit
    from the Fiscal Year Ending on December 31, 2012,
    and to Ratify the Early Distributions of Dividends
    and Interim Interest on Net Equity                  Management    For           Voted - For
3   To Elect the Company's Board of Directors           Management    For           Voted - For
4   To Establish the Aggregate Remuneration of the
    Managers of the Company to be Paid Until the Annual
    General Meeting That Votes on the Financial
    Statements from the Fiscal Year That Will End on
    December 31, 2013                                   Management    For           Voted - For
Meeting Date: 12-Apr-13   Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                  Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                  Non-Voting
1   To Change the Address of the Head Office of the
    Company to the City of Sao Paulo, State of Sao
    Paulo, with the Consequent Amendment of Article 2
    of the Corporate Bylaws                             Management    For           Voted - For
2   To Improve the Corporate Purpose of the Company So
    That It Includes Conducting the Sale, Export and
    Import of Electrical Apparatuses for Personal Use,
    Articles for Babies and Children and Articles for
    the Bed, Table and Bathroom, with the Consequent
    Amendment of Article 3 of the Corporate Bylaws      Management    For           Voted - For
3   To Amend the Wording of Articles 15, 18 and 19 to
    Exclude the Positions of Co Chairpersons of the
    Board of Directors                                  Management    For           Voted - For
4   To Amend Articles 34, 35 and 49 to Improve the
    Wording of the Corporate Bylaws of the Company      Management    For           Voted - For
5   To Proceed with the Restatement of the Corporate
    Bylaws of the Company                               Management    For           Voted - For
6   To Ratify, in Accordance with the Terms of
    Paragraph 1 of Article 256 of Law 6404.76, the
    Acquisition, by the Company, of 65 Percent of the
    Share Capital of the Australian Company Emis
    Holdings Pty Ltd, As Disclosed by the Company in
    Notices of Material Fact Dated December 21, 2012,
    and February 28, 2013                               Management    For           Voted - For


115




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
OGX PETROLEO GAS PARTICIPACOES SA, RIO DE JANEIRO
CUSIP: P7356Y103
Meeting Date: 29-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
I   To Examine, Discuss and Vote the Financial
    Statements Report Relating to the Fiscal Year That
    Ended on December 31, 2012                          Management  For           Voted - For
II  Destination of the Year End Results of 2012         Management  For           Voted - For
III To Elect the Members of the Board of Directors      Management  For           Voted - For
IV  To Set the Global Remuneration of the Directors,
    Board of Directors and Executive Committee          Management  For           Voted - For
Meeting Date: 29-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
I   To Vote Regarding the Amendment and Later
    Restatement of the Corporate Bylaws of the Company
    in Such A Way As to Adapt Article 5 to Reflect the
    Increases in the Share Capital Approved by the
    Management Within the Limit of the Authorized
    Capital                                             Management  For           Voted - For
II  To Vote Regarding the Change of the Stock Option
    Program of the Company                              Management  For           Voted - For


116




                             GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY      MGT. POSITION REGISTRANT VOTED
OI S.A.
CUSIP: 670851203 TICKER: OIBR
Meeting Date: 21-Mar-13      Meeting Type: Annual
O1. Elect the Members of the Fiscal Council and Their
    Respective Alternates.                              Management       For           Abstain
OI SA, BRASILIA
CUSIP: P73531108
Meeting Date: 10-Aug-12      Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                     Non-Voting
1   To Vote Regarding the Proposal for the Declaration
    of Interim Dividends, in the Amount of Brl
    507,715,614.95, Against the Profit Reserve Account,
    Shown on the Financial Statements of the Company in
    2011                                                Management       For           Voted - For
2   To Analyze, Discuss and Vote Regarding the Proposal
    for the Creation of Redeemable Preferred Shares
    Issued by the Company, for the Purpose of the Bonus
    to be Resolved on in Item 3 of the Agenda,
    Consisting of A. One Class of Redeemable Preferred
    Shares, with A Voting Right, and Priority in the
    Reimbursement of Capital, Without A Premium, and B.
    One Class of Redeemable Preferred Shares, Without A
    Voting Rights, and Priority in the Receipt of A
    Minimum and Noncumulative Dividend of Three Percent
    of the Equity Per Share                             Management       For           Voted - For
3   To Vote Regarding the Proposal for A Bonus of
    Redeemable Shares Issued by the Company to the
    Shareholders Who Own Shares of the Company, Against
    the Capital Reserve Account, with the Consequent
    Amendment of Article 5 of the Corporate Bylaws of
    the Company                                         Management       For           Voted - For
4   To Vote Regarding the Immediate Redemption of the
    Shares Created As A Result of the Bonus Contained
    in Item 3 Above, in the Total Amount of Brl
    492,284,385.05, Against the Capital Reserve
    Account, Special Merger Reserve, Net Amount         Management       For           Voted - For
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item are No-t Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or Abstain
    are A-llowed. Thank You                             Non-Voting                     Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Voting Option Comment. I-f You Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form
    Un-less You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                     Non-Voting


117




                          GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
PDG REALTY SA EMPREENDIMENTOS E PARTICIPACOES, SAO
CUSIP: P7649U108
Meeting Date: 12-Jul-12   Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                  Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                  Non-Voting
I   To Vote Regarding A Proposal for A Corporate
    Transaction Prepared by Vinci Partners
    Investimentos Ltda., from Here Onwards the Proposal
    and Vinci, Respectively, Presented by the Board of
    Directors of the Company for A Vote by the
    Shareholders Meeting in an Extraordinary General
    Meeting and the Object of A Notice of Material Fact
    Issued by the Company on the Ipe System of the
    Brazilian Securities Commission on May 28, 2012,
    Which Will Only be Considered to be Validly
    Approved in the Event That All the Items Below are
    Approved, Observing Their Respective Majorities for
    Approval, A Contribution of Brl 799,980,000.00 to
    the Company, Through the Private Issuance for
    Payment, by the Company, of Up to 199 Million
    Warrants, from Here Onwards the Warrants, Each of
    Which Confers on Its Holder the Right to Subscribe
    for and Pay In, Contd                               Management    For           Voted - For
    Contd Jointly and Mandatorily, A. One New Common
    Share Issued by the Company,-issued Privately in
    the Share Capital Increase Transaction That is
    Dealt With-in Item II of the Agenda and to be
    Implemented After the Acquisition of The- Warrant,
    and B. One Debenture, Which is Dealt with in Item
    III of the Agenda,-convertible Into One Common
    Share Issued by the Company, from Here Onwards-the
    Debenture. Both the Warrants and the Debentures
    Will be Listed For-trading on the Organized Market
    Managed by Bm and Fbovespa S.a., Bolsa De-valores,
    Mercadorias E Futuro, from Here Onwards Bm and
    Fbovespa                                            Non-Voting                  Non-Voting
II  Authorization to the Board of Directors of the
    Company to Carry Out an Increase in the Share
    Capital of the Company of Up to Brl 1,990,000.00,
    Which, If Approved, Will Increase from Brl
    4,958,090,789.05 to Up to Brl 4,960,080,789.05,
    with the Issuance of 199 Million Shares, to be
    Subscribed for by the Owners of the Warrants, in
    the Event That All of the Warrants are Subscribed


118




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
For, Paid in and Converted Into Shares Issued by
the Company                                              Management  For           Voted - For
III The Private Issuance of Debentures Convertible by
the Company, in Accordance with the Terms of
Article 52, Et Seq., and of Article 170, Et Seq.,
of Law Number 6404 of December 15, 1976, As
Amended, from Here Onwards the Brazilian Corporate
Law, Resulting from the Exercise of the Warrants,
Will be in the Total Amount of Up to Brl
1,990,000.00, to be Issued by the Company and
Subscribed for by the Owners of the Warrants, at
the Time of the Resolution of the Characteristics,
Terms and Conditions of the Debentures to be Made
at A Meeting of the Board of Directors of the
Company, with the Mentioned Characteristics, Terms
and Conditions Established in the Respective
Issuance Indenture, from Here Onwards the Debentures     Management  For           Voted - For
IV.A The Amendment and Restatement of the Corporate
Bylaws of the Company To, Provide for the
Prerogatives to be Established in the Issuance
Indenture of the Debentures, Through Which the
Efficacy of the Approval, by the General Meeting of
the Company, of the Transactions of I. Merger, Spin
Off, Acquisition, Share Acquisition, Transformation
Or Any Other Form of Corporate Restructuring
Involving the Company and Or Its Subsidiaries, and
Or II. the Issuance of Warrants, Convertible
Debentures, Or Any Security Convertible Into Shares
Issued by the Company, is Conditioned on the
Ratification by the Majority of the Holders from
Here Onwards Dgm                                         Management  For           Voted - For
IV.B The Adaptation of the Amount, As Well As the Number
of Shares of the Share Capital of the Company            Management  For           Voted - For
IV.C An Increase in the Authorized Capital by an
Additional 400 Million Shares                            Management  For           Voted - For
IV.D The Creation of the Position of Chief Processes,
Risk and Internal Audits Officer                         Management  For           Voted - For
IV.E Amendments to Articles 38 and 39 of the Corporate
Bylaws of the Company to Adapt Them to the Novo
Mercado Regulations                                      Management  For           Voted - For
Please Note That This is A Revision Due to
Postponement of Meeting from 03 Jul-y to 12 July
2012 and Change in Time. If You Have Already Sent
in Your Votes,-please Do Not Return This Proxy Form
Unless You Decide to Amend Your Original-
Instructions. Thank You.                                 Non-Voting                Non-Voting
Meeting Date: 18-Jan-13 Meeting Type: ExtraOrdinary General Meeting
Important Market Processing Requirement: A
Beneficial Owner Signed Power Of-attorney (poa) is
Required in Order to Lodge and Execute Your
Voting-instructions in This Market. Absence of A
Poa, May Cause Your Instructions To-be Rejected. If
You Have Any Questions, Please Contact Your Client
Service- Representative                                  Non-Voting                Non-Voting


119




                         GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   Proposal to Change the Address of the Head Office
    of the Company, from Praia De Botafogo 501, Block
    1, Room 201, Suite 203, 2nd Floor, Room 1 Torre Pao
    De Acucar, Centro Empresarial Mourisco, City of Rio
    De Janeiro, State of Rio De Janeiro, to Rua Da
    Quitanda 86, 4th Floor, Part, Downtown, Also in the
    City of Rio De Janeiro, State of Rio De Janeiro,
    with the Consequent Amendment of Article 4 of the
    Corporate Bylaws of the Company                     Management  For           Voted - For
2   Correction of Article 17, Paragraph 1, of the
    Corporate Bylaws of the Company to State That the
    Correct Maximum Number of Members of the Executive
    Committee of the Company is Up to Eight Members, in
    Accordance with the New Position of Executive
    Officer for Processes, Risks and Internal Auditing
    That Was Approved at the Extraordinary General
    Meeting of the Company Held on July 12, 2012        Management  For           Voted - For
3   Proposal for the Restatement of the Corporate
    Bylaws of the Company, in the Event That the
    Proposals and Amendments to the Corporate Bylaws of
    the Company are Approved                            Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Meeting Date from 09 Jan-2013 to 18 Jan 2013. If
    You Have Already Sent in Your Votes, Please Do Not
    Ret-urn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Tha-nk You.             Non-Voting                Non-Voting
Meeting Date: 29-Apr-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   The Financial Statements of the Company, Including
    the Opinion of the Independent Auditors, the
    Management Report and the Accounts of the
    Management in Connection with the Fiscal Year Ended
    on December 31, 2012                                Management  For           Voted - For


120




                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   The Proposal of the Allocation of the Company S
    Results                                             Management  For           Voted - For
3   The Election of All the Members of the Company S
    Board of Directors                                  Management  For           Voted - For
4   Instatement of the Fiscal Council and Election of
    Its Members                                         Management  For           Voted - For
5   Proposal of the Total and Annual Compensation for
    the Management and Fiscal Council to the Fiscal
    Year of 2013                                        Management  For           Voted - Against
Meeting Date: 13-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Amend Article 7th of the Company's Bylaws in
    Order to Include the Capital Increase Approved,
    Conducted and Certified by the Board of Directors
    of the Company, Within the Limits of the Authorize
    Capital, at the Meeting Held on September 19, 2012  Management  For           Voted - For
II  To Restructure the Roles, Functions and
    Responsibilities, As Well As Increase the Maximum
    Number of Members of the Company's Board of
    Executive Officers, Through the Increase of the
    Ceiling from the Current Eight 8 to Ten 10 Members
    and the Consequent Amendment of Article 17 of the
    Company's Bylaws                                    Management  For           Voted - For
III To Consolidate the Company S Bylaws in Order to
    Include the Changes Set Forth in Items I and II
    Above                                               Management  For           Voted - For
    Please Note That This is A Revision Due to
    Postponement of Meeting from 29 Apr-to 13 May 2013.
    If You Have Already Sent in Your Votes, Please Do
    Not Return-this Proxy Form Unless You Decide to
    Amend Your Original Instructions. Thank Y-ou.       Non-Voting                Non-Voting
PORTO SEGURO SA, SAO PAULO
CUSIP: P7905C107
Meeting Date: 23-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting


121




                          GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
A   Change of the Composition of the Executive
    Committee of the Company to Remove the Position of
    Executive Vice President Officer of the Company,
    Reducing the Maximum Number of Members of the
    Executive Committee from 7 to 6 Members, with the
    Consequent Amendment of the Main Part of Article 18
    of the Corporate Bylaws                             Management  For           Voted - For
B   Change of the Officer Charged with Replacing the
    President Officer in Cases of Disqualification,
    Absence Or A Vacancy in the Position, with It
    Coming to be the General Director Officer Instead
    of the Executive Vice President Officer, with the
    Consequent Amendment of Paragraph 1 of Article 18
    of the Corporate Bylaws                             Management  For           Voted - For
C   Change of the Rules to Appoint Attorneys in Fact of
    the Company to Exclude the Position of Executive
    Vice President Officer from the List of
    Representatives, with the Consequent Amendment of
    the Wording of Line A of Paragraph 4 of Article 22
    of the Corporate Bylaws                             Management  For           Voted - For
Meeting Date: 28-Mar-13   Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
A   To Examine, Discuss and Vote the Financial
    Statements and the Administrations Report for the
    Fiscal Year Ended December 31, 2012                 Management  For           Voted - For
B   Destination of the Year End Results                 Management  For           Voted - For
C   The Ratification of the Board of Directors
    Decisions Made in Meetings Held on October, 30 of
    2012 and December, 14 of 2012, Relating to the
    Interests on Own Equity Book Credited to
    Shareholders on October, 30 of 2012 and December 26
    of 2012, Respectively                               Management  For           Voted - For
D   Distribution of Dividends                           Management  For           Voted - For
E   Determination of the Date for the Payment of
    Interest on Shareholder Equity and of the Dividends
    to the Shareholders                                 Management  For           Voted - For
F   Establishment of the Aggregate Annual Remuneration
    of the Members of the Board of Directors and of the
    Executive Committee, Also Including the Members of
    the Audit Committee                                 Management  For           Voted - For
                                                        122





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 28-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
A   Cancellation of 1,376,100 Common Shares Issued by
    the Company and Held in Treasury, Without A
    Reduction of the Share Capital, and the Consequent
    Amendment of the Main Part of Article 5 of the
    Corporate Bylaws                                    Management  For           Voted - For
B   Re-statement of the Corporate Bylaws to Reflect the
    Amendments Resolved on in Accordance with the Terms
    of Item A, Above, As Well As the Bylaws Amendments
    Approved at the Extraordinary General Meeting Held
    on August 23, 2012                                  Management  For           Voted - For
TIM PARTICIPACOES SA
CUSIP: 88706P205 TICKER: TSU
Meeting Date: 11-Apr-13 Meeting Type: Annual
A1  To Resolve on the Management's Report and the
    Financial Statements of the Company, Dated As of
    December 31st, 2012                                 Management  For           Voted - For
A2  To Resolve on the Proposed Company's Capital Budget Management  For           Voted - For
A3  To Resolve on the Management's Proposal for the
    Allocation of the Results Related to the Fiscal
    Year of 2012 and Distribution of Dividends by the
    Company                                             Management  For           Voted - For
A4  To Resolve on the Composition of the Company's
    Board of Directors and to Elect Its Regular Members Management  For           Voted - For
A5  To Resolve on the Composition of the Statutory
    Audit Committee of the Company and to Elect Its
    Regular and Alternate Members                       Management  For           Voted-Split
A6  To Resolve on the Proposed Compensation for the
    Company's Administrators and the Members of the
    Statutory Audit Committee of the Company, for the
    Year of 2013                                        Management  For           Voted - Against
B1  To Resolve on the Proposed Extension of the
    Cooperation and Support Agreement, to be Entered
    Into Telecom Italia S.p.a., on One Side, and Tim
    Celular S.a. and Intelig Telecomunicaoes Ltda., on
    the Other, with the Company As Intervening Party    Management  For           Voted - For
B2  To Resolve on the Amendment of the Internal
    Regulations of the Statutory Audit Committee        Management  For           Voted - For
                                                        123





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
TRACTEBEL ENERGIA SA, FLORIANOPOLIS
CUSIP: P9208W103
Meeting Date: 20-Feb-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Vote Regarding the Protocol and Justification of
    Split Up, from Here Onwards Referred to As the
    Protocol, Which Was Signed on December 28, 2012,
    Between the Managers of Machadinho Energetica S.a.,
    from Here Onwards Referred to As Maesa, and Its
    Shareholders, Containing the Terms and Conditions
    Relative to the Split Up and the Extinction of
    Maesa, in Which the Company Has an Equity Interest
    of 2.8227 Percent, from Here Onwards Referred to As
    the Transaction                                     Management  For           Voted - For
2   To Vote Regarding the Ratification of the Selection
    of the Company Uhy Moreira Auditores to Prepare the
    Valuation Report for the Equity of Maesa, the
    Company Being Split Up                              Management  For           Voted - For
3   To Examine, Discuss and Vote Regarding the
    Valuation Report for the Equity of Maesa, the
    Company Being Split Up                              Management  For           Voted - For
4   To Vote Regarding the Merger, Into the Company, of
    the Portion of the Split Up Equity Corresponding to
    the Equity Interest of the Company in the Share
    Capital of Maesa, Without an Increase of the Share
    Capital of the Company Or an Amendment to Its
    Corporate Bylaws                                    Management  For           Voted - For
5   To Authorize the Members of the Board of Directors
    of the Company to Do All the Acts Necessary for the
    Implementation of the Resolutions That are Passed   Management  For           Voted - For
6   To Amend Article 29 of the Corporate Bylaws of the
    Company So That the Finance Committee Comes to
    Operate on A Permanent Basis and to Attribute Other
    Duties to the Finance Committee, in Addition to
    Those Provided for in the Brazilian Corporate Law   Management  For           Voted - For
7   If the Item Above is Approved, to Restate the
    Corporate Bylaws of the Company                     Management  For           Voted - For
Meeting Date: 17-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If


124




                           GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
1   To Take the Accounts of the Managers, to Examine,
    Discuss and Vote the Financial Statements,
    Regarding to Fiscal Year Ended on December 31, 2012 Management  For           Voted - For
2   To Decide on the Allocation of the Net Profits and
    the Distribution of Dividends                       Management  For           Voted - For
3   To Deliberate on the Participation of the Employees
    in the Results from the 2012 Fiscal Year            Management  For           Abstain
4   To Set the Global Remuneration of the Managers and
    Fiscal Council                                      Management  For           Voted - For
5   To Take Knowledge of the Resignation of A Member of
    the Board of Directors and Elect Its Substitute     Management  For           Voted - Against
6   To Reelect the Members of the Fiscal Council and
    Set Their Respective Substitute                     Management  For           Abstain
ULTRAPAR PARTICIPACOES S.A.
CUSIP: 90400P101 TICKER: UGP
Meeting Date: 12-Jul-12    Meeting Type: Special
1   Approval of the Acquisition of the Total Shares
    Issued by Temmar - Terminal Maritimo Do Maranhao
    S.a. by Terminal Quimico De Aratu S.a. - Tequimar,
    A Liquid Bulk Storage Company Indirectly Controlled
    by the Company, According to the Market
    Announcement Released on 05.27.2012.                Management  For           Voted - For
Meeting Date: 10-Apr-13    Meeting Type: Annual
1   Approval of the Audited Financial Statements and
    Management's Report on the Business Referring to
    the Fiscal Year Ended on December 31st, 2012,
    Together with Report from Fiscal Council.           Management  For           Voted - For
2   Approval of the Allocation of Net Income for the
    Fiscal Year Ended on December 31st, 2012.           Management  For           Voted - For
3   Director                                            Management
1   A.M. Levy Villela Igel                              Management  For           Voted - For
2   I. De Souza Monteiro                                Management  For           Voted - For
3   L.d.c. Andrade Filho                                Management  For           Voted - For
4   Nildemar Secches                                    Management  For           Voted - For
5   O.e.m. De Carvalho                                  Management  For           Vote Withheld
6   P.G. Aguiar Cunha                                   Management  For           Voted - For
7   Paulo Vieira Belotti                                Management  For           Voted - For
                                                        125





                        GLOBAL X BRAZIL MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   Pedro Wongtschowski                                  Management  For           Voted - For
9   Renato Ochman                                        Management  For           Voted - For
4   In the Event Cumulative Voting for the Election of
    Directors is Requested And, Therefore, the Voting
    Instruction in Item 3 Above is Disregarded, to
    Allocate the Total Number of Cumulative Votes
    Equally Among the Director Nominees Included in the
    Slate of Directors Proposed by the Current Board of
    Directors.                                           Management  For           Abstain
5   Based on the Request for Installation of the Fiscal
    Council Made by Shareholders Representing More Than
    2% (two Percent) of the Shares Issued by the
    Company, the Election of the Members to the Fiscal
    Council and Setting of Their Compensation.           Management  For           Voted - For
6   Setting of Management's Maximum Yearly Compensation. Management  For           Voted - For
WEG SA, JARAGUA DO SUL
CUSIP: P9832B129
Meeting Date: 23-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You                                                  Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                       Non-Voting                Non-Voting
1   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements,
    External Auditors and of the Finance Committee and
    Documents Opinion Report Relating to Fiscal Year
    Ending December 31, 2012                             Management  For           Voted - For
2   Destination of the Year End and to Confirm the
    Decision of the Board of Directors, Relating to the
    Distribution of Dividends and Interest Over Capital  Management  For           Voted - For
3   To Set the Global Remuneration of the Company
    Directors                                            Management  For           Voted - For
4   To Elect of the Fiscal Council                       Management  For           Abstain
5   To Set the Global Remuneration of the Fiscal
    Council Members                                      Management  For           Voted - For
6   Approval of the Newspapers for Publication of the
    Legal Notices                                        Management  For           Voted - For
                                                         126





                         GLOBAL X CANADA PREFERRED ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
GREAT WEST LIFECO INC, WINNIPEG MB
CUSIP: 39138C791
Meeting Date: 02-May-13  Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolution "3" and
     'in Favor' Or 'abstain' Only for Resolution-numbers
     "1.1 to 1.19 and 2". Thank You.                     Non-Voting                Non-Voting
1.1  Election of Director: George S. Bain                Management  For           Voted - For
1.2  Election of Director: Marcel R. Coutu               Management  For           Voted - For
1.3  Election of Director: Andre Desmarais               Management  For           Voted - For
1.4  Election of Director: Paul Desmarais, Jr.           Management  For           Voted - Against
1.5  Election of Director: Michael L. Hepher             Management  For           Voted - For
1.6  Election of Director: Chaviva M. Hosek              Management  For           Voted - For
1.7  Election of Director: J. David A. Jackson           Management  For           Voted - For
1.8  Election of Director: D. Allen Loney                Management  For           Voted - For
1.9  Election of Director: Raymond L. Mcfeetors          Management  For           Voted - For
1.10 Election of Director: David A. Nield                Management  For           Voted - For
1.11 Election of Director: R. Jeffrey Orr                Management  For           Voted - For
1.12 Election of Director: Michel Plessis-belair         Management  For           Voted - For
1.13 Election of Director: Henri-paul Rousseau           Management  For           Voted - For
1.14 Election of Director: Raymond Royer                 Management  For           Voted - For
1.15 Election of Director: Jerome J. Selitto             Management  For           Voted - For
1.16 Election of Director: James M. Singh                Management  For           Voted - For
1.17 Election of Director: Emoke J.e. Szathmary          Management  For           Voted - For
1.18 Election of Director: Gregory D. Tretiak            Management  For           Voted - For
1.19 Election of Director: Brian E. Walsh                Management  For           Voted - For
2    The Appointment of Deloitte LLP As Auditor          Management  For           Voted - For
3    Proposal to Amend the Corporation's Stock Option
     Plan                                                Management  For           Voted - For
4    Vote at the Discretion of the Nominee in Respect of
     Any Amendments Or Variations to the Foregoing and
     in Respect of Such Other Business As May Properly
     Come Before the Annual and Special Meeting and Any
     Adjournment Thereof                                 Management  For           Voted - Against
GREAT WEST LIFECO INC, WINNIPEG MB
CUSIP: 39138C866
Meeting Date: 02-May-13  Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolution "3" and
     'in Favor' Or 'abstain' Only for Resolution-numbers
     "1.1 to 1.19 and 2". Thank You.                     Non-Voting                Non-Voting
1.1  Election of Director: George S. Bain                Management  For           Voted - For
1.2  Election of Director: Marcel R. Coutu               Management  For           Voted - For
1.3  Election of Director: Andre Desmarais               Management  For           Voted - For
1.4  Election of Director: Paul Desmarais, Jr.           Management  For           Voted - Against
1.5  Election of Director: Michael L. Hepher             Management  For           Voted - For
1.6  Election of Director: Chaviva M. Hosek              Management  For           Voted - For
                                                         127





                         GLOBAL X CANADA PREFERRED ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.7  Election of Director: J. David A. Jackson           Management  For           Voted - For
1.8  Election of Director: D. Allen Loney                Management  For           Voted - For
1.9  Election of Director: Raymond L. Mcfeetors          Management  For           Voted - For
1.10 Election of Director: David A. Nield                Management  For           Voted - For
1.11 Election of Director: R. Jeffrey Orr                Management  For           Voted - For
1.12 Election of Director: Michel Plessis-belair         Management  For           Voted - For
1.13 Election of Director: Henri-paul Rousseau           Management  For           Voted - For
1.14 Election of Director: Raymond Royer                 Management  For           Voted - For
1.15 Election of Director: Jerome J. Selitto             Management  For           Voted - For
1.16 Election of Director: James M. Singh                Management  For           Voted - For
1.17 Election of Director: Emoke J.e. Szathmary          Management  For           Voted - For
1.18 Election of Director: Gregory D. Tretiak            Management  For           Voted - For
1.19 Election of Director: Brian E. Walsh                Management  For           Voted - For
2    The Appointment of Deloitte LLP As Auditor          Management  For           Voted - For
3    Proposal to Amend the Corporation's Stock Option
     Plan                                                Management  For           Voted - For
4    Vote at the Discretion of the Nominee in Respect of
     Any Amendments Or Variations to the Foregoing and
     in Respect of Such Other Business As May Properly
     Come Before the Annual and Special Meeting and Any
     Adjournment Thereof                                 Management  For           Voted - Against
GREAT WEST LIFECO INC, WINNIPEG MB
CUSIP: 39138C882
Meeting Date: 02-May-13  Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolution "3" and
     'in Favor' Or 'abstain' Only for Resolution-numbers
     "1.1 to 1.19 and 2". Thank You.                     Non-Voting                Non-Voting
1.1  Election of Director: George S. Bain                Management  For           Voted - For
1.2  Election of Director: Marcel R. Coutu               Management  For           Voted - For
1.3  Election of Director: Andre Desmarais               Management  For           Voted - For
1.4  Election of Director: Paul Desmarais, Jr.           Management  For           Voted - Against
1.5  Election of Director: Michael L. Hepher             Management  For           Voted - For
1.6  Election of Director: Chaviva M. Hosek              Management  For           Voted - For
1.7  Election of Director: J. David A. Jackson           Management  For           Voted - For
1.8  Election of Director: D. Allen Loney                Management  For           Voted - For
1.9  Election of Director: Raymond L. Mcfeetors          Management  For           Voted - For
1.10 Election of Director: David A. Nield                Management  For           Voted - For
1.11 Election of Director: R. Jeffrey Orr                Management  For           Voted - For
1.12 Election of Director: Michel Plessis-belair         Management  For           Voted - For
1.13 Election of Director: Henri-paul Rousseau           Management  For           Voted - For
1.14 Election of Director: Raymond Royer                 Management  For           Voted - For
1.15 Election of Director: Jerome J. Selitto             Management  For           Voted - For
1.16 Election of Director: James M. Singh                Management  For           Voted - For
1.17 Election of Director: Emoke J.e. Szathmary          Management  For           Voted - For
1.18 Election of Director: Gregory D. Tretiak            Management  For           Voted - For
1.19 Election of Director: Brian E. Walsh                Management  For           Voted - For
2    The Appointment of Deloitte LLP As Auditor          Management  For           Voted - For
                                                         128





    GLOBAL X CANADA PREFERRED ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Proposal to Amend the Corporation's Stock Option
    Plan                                                Management  For           Voted - For
4   Vote at the Discretion of the Nominee in Respect of
    Any Amendments Or Variations to the Foregoing and
    in Respect of Such Other Business As May Properly
    Come Before the Annual and Special Meeting and Any
    Adjournment Thereof                                 Management  For           Voted -- Against


129




                           GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                 PROPOSED BY   MGT. POSITION REGISTRANT VOTED
BANK OF GEORGIA HOLDINGS PLC, LONDON
CUSIP: G08195102
Meeting Date: 23-May-13    Meeting Type: Annual General Meeting
1   Accept Financial Statements and Statutory Reports    Management    For           Voted - For
2   Approve Final Dividend                               Management    For           Voted - For
3   Approve Remuneration Report                          Management    For           Voted - Against
4   Re-elect Neil Janin As Director                      Management    For           Voted - For
5   Re-elect Irakli Gilauri As Director                  Management    For           Voted - For
6   Re-elect David Morrison As Director                  Management    For           Voted - For
7   Re-elect Allan Hirst As Director                     Management    For           Voted - For
8   Re-elect Alasdair Breach As Director                 Management    For           Voted - For
9   Re-elect Kaha Kiknavelidze As Director               Management    For           Voted - For
10  Re-elect Ian Hague As Director                       Management    For           Voted - For
11  Re-elect Hanna Loikkanen As Director                 Management    For           Voted - For
12  Appoint Ernst Young LLP As Auditors                  Management    For           Voted - For
13  Authorise Board to Fix Remuneration of Auditors      Management    For           Voted - For
14  Authorise Eu Political Donations and Expenditure     Management    For           Voted - For
15  Authorise Issue of Equity with Pre-emptive Rights    Management    For           Voted - For
16  Authorise Issue of Equity Without Pre-emptive Rights Management    For           Voted - For
17  Authorise Market Purchase of Ordinary Shares         Management    For           Voted - For
18  Authorise the Company to Call Egm with Two Weeks'
    Notice                                               Management    For           Voted - Against
CENTRAL ASIA METALS PLC, LONDON
CUSIP: G2069H109
Meeting Date: 22-May-13    Meeting Type: Annual General Meeting
1   To Receive and Adopt the Directors' Report and
    Accounts for the Period Ended 31 December 2012       Management    For           Voted - For
2   That the Final Dividend for the Year Ended 31
    December 2012 of 3.7 Pence Per Share be Declared
    Payable                                              Management    For           Voted - For
3   To Re-appoint PricewaterhouseCoopers LLP As Auditors Management    For           Voted - For
4   To Authorise the Directors to Fix the Remuneration
    of the Auditors                                      Management    For           Voted - For
5   That the Directors be Generally and Unconditionally
    Authorised for the Purposes of Section 551 to
    Exercise All the Powers of the Company to Allot
    Shares                                               Management    For           Voted - For
6   That the Company be Generally and Unconditionally
    Authorised for the Purposes of Section 570 to Allot
    Equity Securities and Sell Ordinary Shares           Management    For           Voted - For
7   That the Company is Generally and Unconditionally
    Authorised for the Purposes of Section 701 to Make
    Market Purchases                                     Management    For           Voted - For
Meeting Date: 02-Jul-13    Meeting Type: ExtraOrdinary General Meeting
1   That the Share Premium Account of the Company be
    and is Hereby Cancelled                              Management    For           Voted - For
                                                         130





                          GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
DRAGON OIL PLC
CUSIP: G2828W132
Meeting Date: 30-Apr-13   Meeting Type: Annual General Meeting
1   To Receive the Financial Statements for the Year
    Ended 31 December 2012                               Management  For           Voted - For
2   To Declare A Dividend                                Management  For           Voted - For
3.a To Re-elect Mohammed Al Ghurair As A Director        Management  For           Voted - For
3.b To Re-elect Abdul Jaleel Al Khalifa As A Director    Management  For           Voted - For
3.c To Re-elect Ahmad Sharaf As A Director               Management  For           Voted - For
3.d To Re-elect Ahmad Al Muhairbi As A Director          Management  For           Voted - For
3.e To Re-elect Saeed Al Mazrooei As A Director          Management  For           Voted - For
3.f To Re-elect Thor Haugnaess As A Director             Management  For           Voted - For
4   To Receive the Directors' Remuneration Report for
    the Year Ended 31 December 2012                      Management  For           Voted - Against
5   To Authorise the Directors to Fix the Auditors'
    Remuneration                                         Management  For           Voted - For
6   To Authorise General Meetings Outside the Republic
    of Ireland                                           Management  For           Voted - For
7   To Authorise the Calling of General Meetings on 14
    Days' Notice                                         Management  For           Voted - Against
8   To Authorise the Directors to Allot Relevant
    Securities                                           Management  For           Voted - For
9   To Disapply Statutory Pre-emption Rights             Management  For           Voted - For
10  To Authorise the Repurchase of the Company's Shares
    and Re-issue of Treasury Shares                      Management  For           Voted - For
EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON
CUSIP: G3215M109
Meeting Date: 05-Jun-13   Meeting Type: Annual General Meeting
1   Accept Financial Statements and Statutory Reports    Management  For           Voted - For
2   Approve Remuneration Report                          Management  For           Voted - Against
3.a Elect Richard Burrows As Director                    Management  For           Voted - For
3.b Elect Dr Mohsen Khalil As Director                   Management  For           Voted - For
4.a Re-elect Gerhard Ammann As Director                  Management  For           Voted - For
4.b Re-elect Marat Beketayev As Director                 Management  For           Voted - For
4.c Re-elect Roderick Thomson As Director                Management  For           Voted - For
4.d Re-elect Felix Vulis As Director                     Management  For           Voted - For
4.e Re-elect Terence Wilkinson As Director               Management  For           Voted - For
4.f Re-elect Dr Zaure Zaurbekova As Director             Management  For           Voted - For
5   Reappoint PricewaterhouseCoopers LLP As Auditors     Management  For           Voted - For
6   Authorise the Audit Committee to Fix Remuneration
    of Auditors                                          Management  For           Voted - For
7   Authorise Issue of Equity with Pre-emptive Rights    Management  For           Voted - For
8   Authorise Issue of Equity Without Pre-emptive Rights Management  For           Voted - For
9   Authorise Market Purchase of Ordinary Shares         Management  For           Voted - For
10  Authorise the Company to Call Egm with Two Weeks'
    Notice                                               Management  For           Voted - Against


131




                        GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
EXPLORATION PRODUCTION KAZMUNAYGAS JSC, ASTANA
CUSIP: 48666V204
Meeting Date: 21-May-13 Meeting Type: Annual General Meeting
1   Approve the 2012 Annual Consolidated Financial
    Statements of the Company                           Management  For           Voted - For
2   1. Approve the Following Procedure for Distribution
    of Net Income of the Company (full Name:
    Joint-stock Company Kazmunaigas Exploration
    Production; Address: Kabanbay Batyr Avenue, 17,
    010000, Astana, Republic of Kazakhstan; Bank
    Details: Bin 040340001283, Iban
    Kz656010111000022542, Swift Hsbkkzkx, Jsc Halyk
    Bank of Kazakhstan, Astana Regional Branch) for
    2012 and the Amount of Dividend for 2012 Per One
    Ordinary Share and Per One Preferred Share of the
    Company: 1) the Amount of Dividend for 2012 Per One
    Ordinary Share of the Company is 1 619 Tenge
    (including Taxes Payable Under the Laws of
    Kazakhstan); 2) the Amount of Dividend for 2012 Per
    One Contd                                           Management  For           Voted - For
    Contd Preferred Share of the Company is 1 619 Tenge
    (including Taxes Payable-under the Laws of
    Kazakhstan); 3) to Distribute the Company's Net
    Income For-the Reported Financial Year in the
    Amount of 160 823 Million Tenge Pursuant-to the
    Audited Consolidated Financial Statements for 2012
    in the Following-manner: -to Distribute As
    Dividends the Amount Equal to the Product of The-
    Amount of Dividend for 2012 Per One Ordinary Share
    and One Preferred Share-and the Number of
    Outstanding Shares As of the Record Date of
    Shareholders-entitled to Dividends; and -to Leave
    the Balance at the Disposal of The-company; 4) the
    List of Shareholders Entitled to Dividends Shall be
    Fixed On-31 May 2013 at 23-59; 5) Dividend Payment
    Will Commence on 1 July 2013; 6)- Procedure for and
    Form of Dividends Payment is by Money Transfer to
    Bank-contd                                          Non-Voting                Non-Voting
    Contd Accounts of Shareholders According to the
    List of Shareholders Entitled-to Dividends. 2. Abat
    Nurseitov, General Director and Chairman of
    The-management Board, Shall Take All Necessary
    Actions Arising from This-resolution in Accordance
    with the Laws of the Republic of Kazakhstan         Non-Voting                Non-Voting
3   Approve the Annual Report of the Company for 2012   Management  For           Voted - For
4   Review of Appeals from Shareholders Against
    Company's and Its Officer' Actions, and Results of
    Such Review in 2012                                 Management  For           Voted - For
5   Report on Compensation Package for the Members of
    the Board of Directors and the Management Board in
    2012                                                Management  For           Voted - For
6   To Approve the Report of the Board of Directors and
    the Management Board of the Company for 2012        Management  For           Voted - For


132




                           GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 09-Jul-13    Meeting Type: Special General Meeting
1   Recall Member of Board of Directors                  Management  For           Voted - For
2   Elect One New Director                               Management  For           Voted - For
HALYK SAVINGS BANK OF KAZAKHSTAN JSC, ALMATY
CUSIP: 46627J302
Meeting Date: 15-May-13    Meeting Type: Annual General Meeting
1   Approval of the Agenda of the Annual General
    Shareholders' Meeting of Jsc Halyk Bank              Management  For           Voted - For
2   Approval of Jsc Halyk Bank's Annual Financial
    Statements for the Year Ended 31 December 2012       Management  For           Voted - For
3   Approval of Distribution of Jsc Halyk Bank's Net
    Income for the Year 2012. Adoption of A Resolution
    on Payment of Dividends on Jsc Halyk Bank's Common
    Shares. Approval of the Amount of Dividend Per
    Common Share of Jsc Halyk Bank                       Management  For           Voted - For
4   Approval of Audit Company Conducting Audit of Jsc
    Halyk Bank                                           Management  For           Voted - For
5   Consideration of 2012 Performance Report of the
    Board of Directors of Jsc Halyk Bank                 Management  For           Voted - For
6   Informing Shareholders on the Amount and Structure
    of Remuneration of the Members of the Board of
    Directors and the Management Board of Jsc Halyk Bank Management  For           Voted - For
7   Consideration of Information on Shareholders'
    Appeals on Actions of Jsc Halyk Bank and Its
    Officials, and on Results of Consideration Thereof   Management  For           Voted - For
8   Early Termination of the Term of the Member of the
    Counting Board of Jsc Halyk Bank, Election of
    Member to the Counting Board of Jsc Halyk Bank       Management  For           Voted - For
KAZAKHMYS PLC, LONDON
CUSIP: G5221U108
Meeting Date: 17-May-13    Meeting Type: Annual General Meeting
1   To Receive the 2012 Report and Accounts              Management  For           Voted - For
2   To Declare A Final Dividend of 8.0 Us Cents Per
    Ordinary Share                                       Management  For           Voted - For
3   To Approve the 2012 Directors Remuneration Report    Management  For           Voted - Against
4   To Elect Michael Lynch-bell As A Director            Management  For           Voted - For
5   To Re-elect Vladimir Kim As A Director               Management  For           Voted - For
6   To Re-elect Oleg Novachuk As A Director              Management  For           Voted - For
7   To Re-elect Eduard Ogay As A Director                Management  For           Voted - For
8   To Re-elect Philip Aiken As A Director               Management  For           Voted - For
9   To Re-elect Clinton Dines As A Director              Management  For           Voted - Against
10  To Re-elect Simon Heale As A Director                Management  For           Voted - For
11  To Re-elect Lord Renwick As A Director               Management  For           Voted - For
12  To Re-elect Charles Watson As A Director             Management  For           Voted - For
13  To Re-elect Daulet Yergozhin As A Director           Management  For           Voted - Against
14  To Appoint KPMG Audit PLC As Auditors                Management  For           Voted - For


133




                        GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
15  To Authorise the Directors to Set the Auditors'
    Remuneration                                        Management  For           Voted - For
16  To Renew the Directors' Authority to Allot Shares   Management  For           Voted - For
17  To Renew the Directors' Authority to Disapply Pre-
    Emption Rights                                      Management  For           Voted - For
18  To Authorise the Directors to Make Market Purchases
    of the Company's Shares                             Management  For           Voted - For
19  To Authorise the Calling of General Meetings on 14
    Clear Days' Notice                                  Management  For           Voted - Against
20  To Approve the Ltip Waiver Granted by the Takeover
    Panel Pursuant to the Vesting of Ltip Awards        Management  For           Voted - For
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0416/ltn-20130416837.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0416/-ltn20130416844.pdf                       Non-Voting                Non-Voting
    Please Note That This is A Revision Due Toaddition
    of Comment. If You Have Alr-eady Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Decid-e to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
KCELL JSC, ALMATY
CUSIP: 48668G205
Meeting Date: 24-May-13 Meeting Type: Annual General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be A-second Call on 27 May 2013.
    Consequently, Your Voting Instructions Will-remain
    Valid for All Calls Unless the Agenda is Amended.
    Thank You.                                          Non-Voting                Non-Voting
1   On Election of the Chairman and Secretary of the
    General Meeting of Shareholders and Approval of the
    Voting Method                                       Management  For           Voted - For
2   On Approval of the Agenda of the General Meeting of
    Shareholders                                        Management  For           Voted - For
3   On Determination of the Number and Term of Office
    of the Counting Commission, Election of Its Members Management  For           Voted - For
4   On Determination of an Audit Organization for Kcell
    Jsc: PricewaterhouseCoopers                         Management  For           Voted - For
5   On Approval of the Annual Financial Statements      Management  For           Voted - For
6   On Approval of the Procedure for Distribution of
    Net Income of the Company for the Financial Year
    Reported; Taking Decision on Payment of Dividends
    on Ordinary Shares and Approve Allocation of Income
    and Dividends of Tng 162.01 Per Share               Management  For           Voted - For
7   On Election of A Member of the Board of Directors
    of Kcell Jsc                                        Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Text of Resolution 6. If-you Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form


134




                        GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Unle-ss You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
KRYSO RESOURCES PLC, LONDON
CUSIP: G53213107
Meeting Date: 24-May-13 Meeting Type: Court Meeting
    Please Note That Abstain is Not A Valid Vote Option
    for This Meeting Type.-please Choose Between "for"
    and "against" Only. Should You Choose to
    Vote-abstain for This Meeting Then Your Vote Will
    be Disregarded by the Issuer Or-issuers Agent.      Non-Voting                Non-Voting
1   For the Purpose of Considering, and If Thought Fit
    Approving, with Or Without Modification, the
    Proposed Scheme of Arrangement Referred to in the
    Notice Convening the Meeting and at Such Meeting,
    Or at Any Adjournment Thereof                       Management  For           Voted - For
Meeting Date: 24-May-13 Meeting Type: Ordinary General Meeting
1   To Approve Items Relating to the Proposals,
    Including: (i) the Scheme and Authorising the
    Directors to Effect the Scheme; (ii) To: (i) Create
    the A Ordinary Share; and (ii) Grant the Authority
    to the Directors to Allot the A Ordinary Share;
    (iii) the Cancellation of the Scheme Shares; (iv)
    the Creation of the New Shares; (v) the Allotment,
    of the New Shares to New Kryso (vi)conditional on
    the Scheme Becoming Effective, the Re- Registration
    of Existing Kryso As A Private Limited Company and
    the Change of Its Name to Kryso Resources Limited,
    (vii) Conditional on the Scheme Becoming Effective,
    the Cancellation from Trading on Aim of the
    Existing Kryso Ordinary Shares; and (viii) to Amend
    the Articles of Association                         Management  For           Voted - For
Meeting Date: 30-Jun-13 Meeting Type: Annual General Meeting
1   To Receive and Consider the Accounts for the Period
    Ended 31 December 2012 Together with the Reports of
    the Directors and the Auditors Thereon              Management  For           Voted - For
2   To Re-elect David (weill) Tang As A Director        Management  For           Voted - For
3   To Re-elect Luo Tao As A Director                   Management  For           Voted - For
4   To Re-appoint Littlejohn LLP As Auditors and to
    Authorise the Directors of the Company to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Authorise the Directors to Allot Shares          Management  For           Voted - Against
6   To Authorise the Directors to Dis-apply Pre-
    Emption Rights                                      Management  For           Voted - Against


135




                        GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
MONGOLIAN MINING CORP, GRAND CAYMAN
CUSIP: G6264V102
Meeting Date: 13-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn201304081105.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn201304081083.pdf                        Non-Voting                Non-Voting
1   To Consider and Adopt the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    of the Independent Auditor for the Year Ended 31
    December 2012                                        Management  For           Voted - For
2.a To Re-elect Mr. Odjargal Jambaljamts As Executive
    Director                                             Management  For           Voted - For
2.b To Re-elect Dr. Battsengel Gotov As Executive
    Director                                             Management  For           Voted - For
2.c To Re-elect Mr. Od Jambaljamts As Non-executive
    Director                                             Management  For           Voted - For
2.d To Re-elect Ms. Enkhtuvshin Gombo As Non- Executive
    Director                                             Management  For           Voted - Against
2.e To Authorise the Board of Directors to Fix the
    Remuneration of the Directors for the Year Ending
    31 December 2013                                     Management  For           Voted - For
3   To Re-appoint KPMG As Auditor and to Authorise the
    Board of Directors to Fix the Auditor's Remuneration Management  For           Voted - For
4   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares of the
    Company Not Exceeding 20% of the Issued Share
    Capital of the Company                               Management  For           Voted - Against
5   To Grant A General Mandate to the Directors to
    Repurchase the Company's Own Shares Not Exceeding
    10% of the Issued Share Capital of the Company       Management  For           Voted - For
6   To Extend the General Mandate Granted to the
    Directors to Allot, Issue and Deal with Additional
    Shares by the Number of Shares Repurchased by the
    Company                                              Management  For           Voted - Against
POLYMETAL INTERNATIONAL PLC, ST HELIER
CUSIP: G7179S101
Meeting Date: 12-Jun-13 Meeting Type: Annual General Meeting
1   To Receive the Company's Annual Report and Accounts
    for the Year Ended 31 December 2012 and the Related
    Directors' Report and Auditor's Report               Management  For           Voted - For
2   To Approve the Directors' Remuneration Report for
    the Year Ended 31 December 2012                      Management  For           Voted - For


136




                        GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Declare A Final Dividend of Usd 0. 31 Per
    Ordinary Share for the Financial Year Ended 31
    December 2012                                       Management  For           Voted - For
4   To Re-elect Mr Bobby Godsell As A Director of the
    Company                                             Management  For           Voted - For
5   To Re-elect Mr Vitaly Nesis As A Director of the
    Company                                             Management  For           Voted - For
6   To Re-elect Mr Konstantin Yanakov As A Director of
    the Company                                         Management  For           Voted - For
7   To Re-elect Ms Marina Gronberg As A Director of the
    Company                                             Management  For           Voted - For
8   To Re-elect Mr Jean-pascal Duvieusart As A Director
    of the Company                                      Management  For           Voted - For
9   To Re-elect Mr Charles Balfour As A Director of the
    Company                                             Management  For           Voted - For
10  To Re-elect Mr Jonathan Best As A Director of the
    Company                                             Management  For           Voted - For
11  To Re-elect Mr Russell Skirrow As A Director of the
    Company                                             Management  For           Voted - For
12  To Re-elect Mr Leonard Homeniuk As A Director of
    the Company                                         Management  For           Voted - For
13  To Re-appoint Deloitte LLP As the Company's
    Auditors, Until the Conclusion of the Next Annual
    General Meeting of the Company                      Management  For           Voted - For
14  To Authorise the Directors to Agree the
    Remuneration of the Auditors                        Management  For           Voted - For
15  To Approve the Long Term Incentive Plan             Management  For           Voted - For
16  To Authorise the Directors to Allot Equity
    Securities                                          Management  For           Voted - For
17  To Authorise the Company to Disapply Pre- Emption
    Rights                                              Management  For           Voted - For
18  To Authorise the Company to Make Market Purchases
    of Its Own Ordinary Shares                          Management  For           Voted - For
SPT ENERGY GROUP INC, GRAND CAYMAN
CUSIP: G8405W106
Meeting Date: 05-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422363.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422345.pdf                        Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and the Reports
    of the Directors and Auditor for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For


137




                        GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.a.i To Re-elect the Following Person As Director of the
      Company: Ms. Chen Chunhua As Non-executive Director Management  For           Voted - For
3.aii To Re-elect the Following Person As Director of the
      Company: Mr. Wu Kwok Keung Andrew As Independent
      Non-executive Director                              Management  For           Voted - For
3aiii To Re-elect the Following Person As Director of the
      Company: Mr. Wan Kah Ming As Independent
      Non-executive Director                              Management  For           Voted - For
3.aiv To Re-elect the Following Person As Director of the
      Company: Mr. Lin Yang As Non-executive Director     Management  For           Voted - For
3.a.v To Re-elect the Following Person As Director of the
      Company: Mr. Jin Shumao As Executive Director       Management  For           Voted - For
3.avi To Re-elect the Following Person As Director of the
      Company: Ms. Zhang Yujuan As Independent
      Non-executive Director                              Management  For           Voted - For
3.b   To Authorise the Board of Directors of the Company
      to Fix the Remuneration of the Directors            Management  For           Voted - For
4     To Re-appoint PricewaterhouseCoopers As Auditor of
      the Company and Authorise the Board of Directors of
      the Company to Fix Their Remuneration               Management  For           Voted - For
5.A   To Give A General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares Not
      Exceeding 20% of the Issued Share Capital of the
      Company                                             Management  For           Voted - Against
5.B   To Give A General Mandate to the Directors to
      Repurchase Shares Not Exceeding 10% of the Issued
      Share Capital of the Company                        Management  For           Voted - For
5.C   Conditional Upon Passing of Ordinary Resolutions
      Number 5(a) and 5(b), to Extend the Authority Given
      to the Directors Pursuant to Ordinary Resolution
      No. 5(a) to Issue Shares by Adding to the Aggregate
      Nominal Amount of the Issued Share Capital of the
      Company Which May be Allotted by the Directors of
      the Company Pursuant to Such General Mandate of an
      Amount Representing the Number of Shares
      Repurchased Under Ordinary Resolution No. 5(b)      Management  For           Voted - Against
TETHYS PETROLEUM LTD
CUSIP: G87636109
Meeting Date: 27-Jun-13 Meeting Type: MIX
1.1   To Re-elect Julian Hammond As A Director of the
      Issuer Company                                      Management  For           Voted - For
1.2   To Re-elect Russ Hammond As A Director of the
      Issuer Company                                      Management  For           Voted - For
1.3   To Re-elect Piers Johnson As A Director of the
      Issuer Company                                      Management  For           Voted - For
1.4   To Re-elect Elizabeth Landles As A Director of the
      Issuer Company                                      Management  For           Voted - For
1.5   To Re-elect the Rt Hon. Peter Lilley M.p. As A
      Director of the Issuer Company                      Management  For           Voted - For
1.6   To Re-elect Bernard Murphy As A Director of the
      Issuer Company                                      Management  For           Voted - For


138




                           GLOBAL X CENTRAL ASIA & MONGOLIA ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.7  To Re-elect James Rawls As A Director of the Issuer
     Company                                             Management  For           Voted - For
1.8  To Re-elect Marcus Rhodes As A Director of the
     Issuer Company                                      Management  For           Voted - For
1.9  To Re-elect Dr. David Robson As A Director of the
     Issuer Company                                      Management  For           Voted - For
1.10 To Elect Ambassador Zalmay Khalilzad As A Director
     of the Issuer Company                               Management  For           Voted - For
2    To Approve the Appointment of KPMG Audit PLC,
     Chartered Accountants, As Auditors of the Company
     for the Next Ensuing Year, to Hold Office Until the
     Close of the Next Annual General Meeting of
     Shareholders and Authorizing the Board of Directors
     of the Issuer Company to Fix Their Compensation, As
     More Particularly Described in the Information
     Circular                                            Management  For           Voted - For
3    To Approve That (i) the Employee Share Purchase
     Plan (the "espp"), in the Form Attached As Schedule
     A to the Company's Management Information Circular
     Dated May 24, 2013, be Approved and Adopted As the
     Employee Share Purchase Plan of Tethys Petroleum
     Limited (the "company"); and (ii) the Number of
     Ordinary Shares of the Company Reserved for
     Issuance Pursuant to the Espp Shall be 10,000,000
     Ordinary Shares, All As More Particularly Described
     in the Notice of Meeting and Information Circular   Management  For           Voted - For
ZHAIKMUNAI LP, DOUGLAS
CUSIP: 98952U204
Meeting Date: 28-Jun-13    Meeting Type: Annual General Meeting
1    To Approve the Partnership's Consolidated Financial
     Statements for the Year Ended 31st December 2012    Management  For           Abstain
2    To Approve A Distribution to the Holders of Common
     Units of U.S. Usd 0.34 Per Common Unit and to
     Authorize the General Partner to Establish A Record
     Date and Payment Date for Such Distribution         Management  For           Abstain
3    To Approve the Re-appointment of Ernst & Young LLP
     As Auditor of the Partnership's Accounts for
     Periods Through 31 December 2013                    Management  For           Voted - For
4    To Approve the Re-appointment of Frank Monstrey As
     A Director of the General Partner                   Management  For           Voted - For
5    To Approve the Re-appointment of Kai- Uwe Kessel As
     A Director of the General Partner                   Management  For           Voted - For
6    To Approve the Re-appointment of Piet Everaert As A
     Director of the General Partner                     Management  For           Voted - For
7    To Approve the Re-appointment of Pankaj Jain As A
     Director of the General Partner                     Management  For           Voted - For


139




                          GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                 PROPOSED BY  MGT. POSITION REGISTRANT VOTED
361 DEGREES INTERNATIONAL LTD
CUSIP: G88493104
Meeting Date: 19-Apr-13   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                 Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0315/ltn20130315568.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0315/ltn20130315552.pdf                         Non-Voting                 Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors (the
    "directors") and the Auditors (the "auditors") of
    the Company for the Year Ended 31 December 2012      Management   For           Voted - For
2   To Declare A Final Dividend of Rmb7.0 Cents
    (equivalent to Approximately Hkd 8.7 Cents) Per
    Share for the Year Ended 31 December 2012            Management   For           Voted - For
3.A.i To Re-elect Mr. Ding Wuhao As A Director           Management   For           Voted - For
3.Aii To Re-elect Mr. Sun Xianhong As A Director         Management   For           Voted - Against
3Aiii To Re-elect Mr. Yan Man Sing Frankie As A Director Management   For           Voted - Against
3.AivTo Re-elect Mr. Tsui Yung Kwok As A Director        Management   For           Voted - For
3.B To Authorise the Board of Directors ("board") to
    Fix the Remuneration of the Directors                Management   For           Voted - For
4   To Re-appoint the Auditors and to Authorize the
    Board to Fix Their Remuneration                      Management   For           Voted - For
5   To Grant A General Mandate to the Directors to
    Repurchase the Shares                                Management   For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with the Shares                Management   For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue Shares by the Number of Shares
    Repurchased                                          Management   For           Voted - Against
AIR CHINA LTD
CUSIP: Y002A6104
Meeting Date: 20-Dec-12   Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    138347 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                      Non-Voting                 Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                           Non-Voting                 Non-Voting
    Please Note That the Company Notice and Proxy Card
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1203/l-tn201212031663.pdf and


140




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/12-03/ltn201212031645.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Adoption of
    the Shareholders' Return Plan for the Three Years
    from 2012 to 2014 As Set Out in Appendix II of the
    Circular Despatched by the Company on 5 November
    2012                                                 Management  For           Voted - For
2   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company As Set
    Out in Appendix I of the Circular Despatched by the
    Company on 5 November 2012 and the Chairman And/or
    Any Person Authorised by the Chairman be Authorised
    to Adjust, at His Or Her Discretion, the Said
    Amendments in Accordance with the Opinion of the
    Relevant Prc Authorities (the Proposed Amendment to
    the Articles of Association Will be Submitted to
    the Relevant Prc Authorities for Approval and
    Filing After Being Approved at the Egm)              Management  For           Voted - For
3   To Consider and Approve the Appointment of Deloitte
    Touche Tohmatsu Cpa Ltd. As the Company's Internal
    Control Auditor for the Year 2012 to Audit the
    Effectiveness of the Company's Internal Control for
    the Year 2012 and to Issue the Internal Control
    Audit Report, and the Authorisation to the
    Management of the Company to Determine the
    Remuneration of Deloitte Touche Tohmatsu Cpa Ltd.
    for Conducting Its Internal Control Audit for the
    Year 2012                                            Management  For           Voted - For
4   To Consider and Approve the Resolutions Concerning
    the Entry Into Continuing Connected Transaction
    Agreements for the Three Years from 1 January 2013
    to 31 December 2015 and Their Respective Annual Caps Management  For           Voted - Against
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    179853 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                           Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                           Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0507/l-tn20130507797.pdf
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0507/lt-n20130507791.pdf And-ht-
    Tp://www.hkexnews.hk/listedco/listconews/sehk/2
    013/0402/ltn201304021928.pdf                         Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors (the "board") of the Company for the Year
    2012                                                 Management  For           Voted - For


141




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2012                                                Management  For           Voted - For
3   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company for the Year
    2012 Prepared Under the Prc Accounting Standards
    and the International Financial Reporting Standards Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Proposal and the Dividends Distribution Proposal
    for the Year 2012 As Recommended by the Board and
    to Authorise the Board to Implement Such Proposals  Management  For           Voted - For
5   To Consider and Approve the Appointment of KPMG As
    the Company's International Auditor and KPMG
    Huazhen (special General Partnership) As the
    Company's Domestic Auditor and Internal Control
    Auditor Respectively for the Year Ending 31
    December 2013 and to Authorise the Management of
    the Company to Determine Their Remunerations for
    the Year 2013                                       Management  For           Voted - For
6   To Authorise the Board of the Company to Exercise
    the Powers to Allot, Issue and Deal with Additional
    Shares of the Company and to Make Or Grant Offers,
    Agreements and Option Which Might Require the
    Exercise of Such Powers in Connection with Not
    Exceeding 20% of Each of the Existing A Shares and
    H Share (as the Case May Be) in Issue at the Date
    of Passing This Resolution, and to Authorise the
    Board of the Company to Increase the Registered
    Capital and Amend the Articles of Association of
    the Company to Reflect Such Increase in the
    Registered Capital of the Company Under the General
    Mandate                                             Management  For           Voted - Against
7   To Consider and Approve the Resolution in Relation
    to the Grant of A General Mandate to the Board of
    the Company to Issue Debt Financing Instruments     Management  For           Abstain
8   To Consider and Approve the Revised Measures on
    Management of the Stock Appreciation Rights and the
    Proposal for the Second Grant of the Stock
    Appreciation Rights                                 Management  For           Voted - For
9   To Consider and Approve the Resolution in Relation
    to the Provision of Guarantee by the Company for
    the Financing to be Obtained by Air China Cargo
    Co., Ltd., A Subsidiary of the Company, for Its
    Purchase of 8 B777-200f Freighters                  Management  For           Voted - For
AJISEN (CHINA) HOLDINGS LTD
CUSIP: G0192S109
Meeting Date: 15-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/


142




                          GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      2013/0412/ltn20130412725.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0412/ltn20130412708.pdf                        Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Consolidated
      Financial Statements of the Company and the Reports
      of the Directors and Auditors for the Year Ended 31
      December 2012                                       Management  For           Voted - For
2     To Declare A Final Dividend and A Special Dividend
      for the Year Ended 31 December 2012                 Management  For           Voted - For
3a.i  To Re-elect the Following Person As Director of the
      Company: Mr. Yin Yibing                             Management  For           Voted - For
3a.ii To Re-elect the Following Person As Director of the
      Company: Mr. Jen Shek Voon                          Management  For           Voted - For
3aiii To Re-elect the Following Person As Director of the
      Company: Ms. Poon Wai                               Management  For           Voted - For
3b    To Authorise the Board of Directors of the Company
      to Fix the Remuneration of the Directors            Management  For           Voted - For
4     To Re-appoint Deloitte Touche Tohmatsu As Auditors
      of the Company and Authorise the Board to Fix Their
      Remuneration                                        Management  For           Voted - For
5A    To Give A General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares Not
      Exceeding 20% of the Issued Share Capital of the
      Company                                             Management  For           Voted - Against
5B    To Give A General Mandate to the Directors to
      Repurchase Shares Not Exceeding 10% of the Issued
      Share Capital of the Company                        Management  For           Voted - For
5C    To Extend the Authority Given to Directors Pursuant
      to Ordinary Resolution No. 5(a) to Issue Shares by
      Adding to the Issued Share Capital of the Company
      the Number of Shares Repurchased Under Ordinary
      Resolution No. 5(b)                                 Management  For           Voted - Against
ANTA SPORTS PRODUCTS LTD
CUSIP: G04011105
Meeting Date: 09-Apr-13   Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0306/ltn20130306578.pdf-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0306/ltn20130306557.pdf                        Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements of the Company and Its
      Subsidiaries and the Reports of the Directors and
      the Auditor of the Company for the Year Ended 31
      December 2012                                       Management  For           Voted - For
2     To Declare A Final Dividend of Hk17 Cents Per
      Ordinary Share in Respect of the Year Ended 31
      December 2012                                       Management  For           Voted - For


143




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Declare A Special Dividend of Hk8 Cents Per
    Ordinary Share in Respect of the Year Ended 31
    December 2012                                       Management  For           Voted - For
4   To Re-elect Mr. Ding Shizhong As Executive Director
    of the Company                                      Management  For           Voted - Against
5   To Re-elect Mr. Zheng Jie As Executive Director of
    the Company                                         Management  For           Voted - Against
6   To Re-elect Mr. Dai Zhongchuan As Independent
    Non-executive Director of the Company               Management  For           Voted - For
7   To Authorise the Board of Directors of the Company
    to Fix the Remuneration of the Company's Directors  Management  For           Voted - For
8   To Re-appoint KPMG As the Company's Auditor and to
    Authorise the Board of Directors of the Company to
    Fix Their Remuneration                              Management  For           Voted - For
9   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with the Company's
    Shares                                              Management  For           Voted - Against
10  To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares          Management  For           Voted - For
11  To Extend the General Mandate Granted to the
    Directors of the Company Under Resolution No. 9 by
    the Number of Shares Repurchased Under Resolution
    No. 10                                              Management  For           Voted - Against
AVICHINA INDUSTRY & TECHNOLOGY CO LTD
CUSIP: Y0485Q109
Meeting Date: 14-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0512/ltn20130512075.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0512/ltn20130512071.pdf                        Non-Voting                Non-Voting
1   The Resolution Relating to the Report of the Board
    of the Company for the Year Ended 31 December 2012  Management  For           Voted - For
2   The Resolution Relating to the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   The Resolution Relating to the Audited Financial
    Statements of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
4   The Resolution Relating to the Profit Distribution
    Plan (including Distribution of 2012 Final
    Dividend) of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
5   The Resolution Relating to the Appointment of
    PricewaterhouseCoopers and PricewaterhouseCoopers
    Zhong Tian Cpas Limited Company As the
    International and Domestic Auditors of the Company


144




    GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    for the Financial Year 2013 Respectively and to
    Determine Their Remuneration                        Management  For           Voted - For
6   That: (a) the Proposed Financial Services Framework
    Agreement and the Execution Thereof and
    Implementation of the Terms Thereof Relating to the
    Provision of the Deposit Services and the Other
    Financial Services by Avic Finance to the Group
    Thereunder (including the Proposed Caps Thereof) be
    and are Hereby Approved, Ratified and Confirmed;
    and (b) Any Director Or Authorized Representative
    of the Chairman of the Board be and is Hereby
    Authorized to Sign, Execute, Perfect, and Deliver
    All Such Documents and Do All Such Deeds, Acts,
    Matters and Things As He May in His Absolute
    Discretion Consider Necessary Or Desirable for the
    Purpose of Or in Connection with the Implementation
    of the Terms of the Proposed Financial Services
    Framework Contd                                     Management  For           Voted - Against
    Contd Agreement Including But Not Limited to the
    Terms Relating to The-provision of the Deposit
    Services and the Other Financial Services by
    Avic-finance to the Group Under the Proposed
    Financial Services Framework-agreement and Other
    Matters Contemplated Thereunder Or Ancillary
    Thereto, To-waive Compliance from And/or Agree to
    Any Amendment Or Supplement to Any Of-the
    Provisions of the Proposed Financial Services
    Framework Agreement, As-such Director Or Authorized
    Representative May in His Absolute Discretion-deem
    Fit                                                 Non-Voting                Non-Voting
7   That: (a) the Terms and Conditions of the
    Subscription Agreement Entered Into Between Hafei
    Aviation, the Company, Avic Helicopter and Avic
    Hafei in Relation To, Among Other Matters, (1) the
    Company's Subscription; (2) Avic Helicopter
    Subscription; and (3) Avic Hafei Subscription,
    Subject to Fulfillment of the Conditions As Set Out
    in the Subscription Agreement, be and are Hereby
    Approved, Ratified and Confirmed; and (b) Any
    Director Or Authorized Representative of the
    Chairman of the Board be and is Hereby Authorized
    to Implement and Take All Steps and to Do All Acts
    and Things As May be Necessary Or Desirable to Give
    Effect And/or to Complete Or in Connection with the
    Transactions Contemplated Under the Subscription
    Agreement, Contd                                    Management  For           Voted - For
    Contd Including, Without Limitation, to Obtain All
    Necessary Approvals From-the Relevant Prc
    Government Authorities, and to Sign and Execute
    Such Further-documents, Or to Do Any Other Matters
    Incidental Thereto And/or As- Contemplated
    Thereunder and to Make Changes Or Amendments to the
    Subscription-agreement, As Such Director Or
    Authorized Representative May in His
    Absolute-discretion Deem Fit                        Non-Voting                Non-Voting


145




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
8     The Resolution(s) to be Proposed at the Annual
      General Meeting by Shareholders Holding 5% Or More
      of the Total Number of the Company's Shares
      Carrying Voting Rights, If Any, by Way of Ordinary
      Resolution(s)                                      Management  For           Voted - Against
9     The Resolution(s) to be Proposed at the Annual
      General Meeting by Shareholders Holding 5% Or More
      of the Total Number of the Company's Shares
      Carrying Voting Rights, If Any, by Way of Special
      Resolution(s)                                      Management  For           Voted - Against
BELLE INTERNATIONAL HOLDINGS LTD
CUSIP: G09702104
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                         Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0419/ltn20130419897.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0419/ltn20130419859.pdf                       Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements and Reports of the Directors
      and Auditor of the Company for the Year Ended 31
      December 2012                                      Management  For           Voted - For
2     To Declare Final Dividend for the Year Ended 31
      December 2012                                      Management  For           Voted - For
3     To Re-appoint PricewaterhouseCoopers As the
      Company's Auditor and to Authorise the Board of
      Directors of the Company to Fix the Auditor's
      Remuneration                                       Management  For           Voted - For
4.ai  To Re-elect Mr. Tang King Loy As an Executive
      Director of the Company                            Management  For           Voted - For
4.aii To Re-elect Mr. Gao Yu As A Non-executive Director
      of the Company                                     Management  For           Voted - For
4aiii To Re-elect Mr. Chan Yu Ling, Abraham As an
      Independent Non-executive Director of the Company  Management  For           Voted - For
4b    To Authorise the Board of Directors of the Company
      to Fix the Remuneration of the Directors           Management  For           Voted - For
5     To Grant A General Mandate to the Directors of the
      Company to Allot, Issue and Deal with New Shares
      Not Exceeding 10% of the Issued Share Capital of
      the Company As at the Date of Passing This
      Resolution                                         Management  For           Voted - Against
6     To Grant A General Mandate to the Directors of the
      Company to Repurchase Shares Not Exceeding 10% of
      the Issued Share Capital of the Company As at the
      Date of Passing This Resolution                    Management  For           Voted - For
7     To Extend the General Mandate Granted to the
      Directors of the Company to Allot, Issue and Deal
      with Additional Shares in the Share Capital of the


146




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Company by an Amount Not Exceeding the Amount of
      the Shares Repurchased by the Company                Management  For           Voted - Against
BOSIDENG INTERNATIONAL HOLDINGS LTD
CUSIP: G12652106
Meeting Date: 28-Aug-12 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions. Thank
      You.                                                 Non-Voting                Non-Voting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0726/ltn20120726123.pdf                       Non-Voting                Non-Voting
1     To Adopt the Financial Statements and Reports of
      the Directors and Auditors for the Year Ended March
      31, 2012                                             Management  For           Voted - For
2     To Declare A Final Dividend of Hkd 12 Cents Per
      Ordinary Share                                       Management  For           Voted - For
3.i   To Re-elect Dr. Kong Shengyuan As an Executive
      Director                                             Management  For           Voted - Against
3.ii  To Re-elect Ms. Huang Qiaolian As an Executive
      Director                                             Management  For           Voted - Against
3.iii To Re-elect Mr. Shen Jingwu As A Non-executive
      Director                                             Management  For           Voted - Against
3.iv  To Re-elect Mr. Dong Binggen As an Independent
      Non-executive Director                               Management  For           Voted - For
3.v   To Authorise the Board of Directors to Fix the
      Directors' Remuneration                              Management  For           Voted - Against
4     To Appoint the Auditors and to Authorise the Board
      of Directors to Fix the Remuneration of the Auditors Management  For           Voted - For
5.A   To Grant A General Mandate to the Directors to
      Allot, Issue and Deal with the Shares in Accordance
      with Ordinary Resolution Number 5(a) As Set Out in
      the Notice of the Annual General Meeting             Management  For           Voted - Against
5.B   To Grant A General Mandate to the Directors to
      Repurchase the Shares in Accordance with Ordinary
      Resolution Number 5(b) As Set Out in the Notice of
      the Annual General Meeting                           Management  For           Voted - For
5.C   Conditional Upon Ordinary Resolutions Number 5(a)
      and 5(b) Being Passed, to Extend the General
      Mandate to the Directors to Allot, Issue and Deal
      with Additional Shares by the Number of Shares
      Repurchased in Accordance with Ordinary Resolution
      Number 5(c) As Set Out in the Notice of the Annual
      General Meeting                                      Management  For           Voted - Against


147




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA AGRI-INDUSTRIES HOLDINGS LTD
CUSIP: Y1375F104
Meeting Date: 06-Jun-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn20130425820.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn20130425701.pdf                        Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements of the Company
    and Its Subsidiaries and the Reports of the
    Directors and Auditors for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Approve A Final Dividend of 3.5 Hk Cents Per
    Share for the Year Ended 31 December 2012           Management  For           Voted - For
3.A To Re-elect Mr. Yu Xubo As an Executive Director of
    the Company                                         Management  For           Voted - Against
3.B To Re-elect Mr. Mawangjun As A Non-executive
    Director of the Company                             Management  For           Voted - Against
3.C To Re-elect Mr. Lam Wai Hon, Ambrose As an
    Independent Non-executive Director of the Company   Management  For           Voted - For
4   To Re-appoint Auditors and Authorise the Board of
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
5.A To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares of the
    Company                                             Management  For           Voted - Against
5.B To Grant A General Mandate to the Directors to
    Repurchase the Company's Own Shares                 Management  For           Voted - For
5.C To Add the Number of the Shares Repurchased Under
    Resolution 5b to the Mandate Granted to the
    Directors Under Resolution 5a                       Management  For           Voted - Against
CHINA DONGXIANG (GROUP) CO LTD
CUSIP: G2112Y109
Meeting Date: 15-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0402/ltn20130402906.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0402/ltn20130402898.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Financial
    Statements and the Reports of the Directors and the
    Auditors for the Year Ended 31 December 2012        Management  For           Voted - For


148




                         GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.a   To Declare A Final Dividend                          Management  For           Voted - For
2.b   To Declare A Final Special Dividend                  Management  For           Voted - For
3.a.i To Re-elect Mr. Gao Yu As A Non-executive Director   Management  For           Voted - For
3a.ii To Re-elect Mr. Xu Yudi As an Independent Non-
      Executive Director                                   Management  For           Voted - For
3.b   To Authorise the Board of Directors of the Company
      to Fix the Remuneration of the Directors             Management  For           Voted - For
4     To Re-appoint Messrs. PricewaterhouseCoopers As
      Auditors of the Company and Authorise the Board of
      Directors to Fix Their Remuneration                  Management  For           Voted - For
5     To Give General Mandate to Issue Shares              Management  For           Voted - Against
6     To Give General Mandate to Repurchase Shares         Management  For           Voted - For
7     To Give General Mandate to Extend the General
      Mandate to the Directors to Issue Shares             Management  For           Voted - Against
8     To Authorise the Board of Directors of the Company
      to Pay Out of the Share Premium Account Such
      Interim Dividends As May be Declared from Time to
      Time                                                 Management  For           Voted - For
CHINA FOODS LTD
CUSIP: G2154F109
Meeting Date: 04-Jun-13  Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions. Thank
      You.                                                 Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0426/ltn201304261197.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0426/ltn201304261096.pdf                        Non-Voting                Non-Voting
1     To Consider and Adopt the Audited Financial
      Statements and the Reports of Directors and
      Auditors for the Year Ended 31 December 2012         Management  For           Voted - For
2     To Re-elect Ms. Luan Xiuju As Executive Director     Management  For           Voted - Against
3     To Re-elect Mr. Ma Jianping As Non-executive
      Director                                             Management  For           Voted - Against
4     To Re-elect Ms. Wu Wenting As Non-executive Director Management  For           Voted - Against
5     To Elect Mr. Paul Kenneth Etchells As Independent
      Non-executive Director                               Management  For           Voted - For
6     To Elect Mr. Yu Xubo As Non-executive Director       Management  For           Voted - Against
7     To Authorise the Board of Directors to Fix Their
      Remuneration                                         Management  For           Voted - For
8     To Re-appoint Ernst & Young As Auditors and to
      Authorise the Board of Directors to Fix Their
      Remuneration                                         Management  For           Voted - For
9     To Give A General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares of the
      Company                                              Management  For           Voted - Against
10    To Give A General Mandate to the Directors to
      Repurchase Shares in the Capital of the Company      Management  For           Voted - For


149




                         GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
11  Subject to the Passing of Resolutions 9 and 10, to
    Authorise the Directors to Issue Additional Shares
    Representing the Nominal Value of the Shares
    Repurchased by the Company                          Management  For           Voted - Against
CHINA MENGNIU DAIRY CO LTD
CUSIP: G21096105
Meeting Date: 07-Jun-13  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0429/ltn20130429347.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0429/ltn20130429329.pdf                      Non-Voting                Non-Voting
1   To Review and Consider the Audited Financial
    Statements and the Reports of the Directors and the
    Independent Auditors for the Year Ended 31 December
    2012                                                Management  For           Voted - For
2   To Approve the Proposed Final Dividend              Management  For           Voted - For
3.A To Re-elect Mr. Bai Ying As Director and Authorise
    the Board of Directors of the Company to Fix His
    Remuneration                                        Management  For           Voted - For
3.B To Re-elect Mr. Wu Jingshui As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - For
3.C To Re-elect Mr. Ding Sheng As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - For
3.D To Re-elect Mr. Niu Gensheng As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - For
3.E To Re-elect Mr. Tim Orting Jorgensen As Director
    and Authorise the Board of Directors of the Company
    to Fix His Remuneration                             Management  For           Voted - For
3.F To Re-elect Mr. Finn S. Hansen As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - For
3.G To Re-elect Ms. Liu Ding As Director and Authorise
    the Board of Directors of the Company to Fix Her
    Remuneration                                        Management  For           Voted - For
3.H To Re-elect Mr. Andrew Y. Yan As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - For
3.I To Re-elect Mr. Wu Kwok Keung Andrew As Director
    and Authorise the Board of Directors of the Company
    to Fix His Remuneration                             Management  For           Voted - For
4   To Re-appoint Ernst & Young As the Auditors of the
    Company and Authorise the Board of Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
                                                        150





                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Ordinary Resolution No. 5 Set Out in the Notice of
    Annual General Meeting (to Give A General Mandate
    to the Directors to Repurchase Shares in the
    Company Not Exceeding 10% of the Issued Share
    Capital of the Company)                             Management  For           Voted - For
6   Ordinary Resolution No. 6 Set Out in the Notice of
    Annual General Meeting (to Give A General Mandate
    to the Directors to Allot, Issue and Deal with
    Additional Shares Not Exceeding 20% of the Issued
    Share Capital of the Company)                       Management  For           Voted - Against
CHINA RESOURCES ENTERPRISE LTD
CUSIP: Y15037107
Meeting Date: 24-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422717.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422660.pdf                        Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Directors' Report and the
    Independent Auditor's Report for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.15 Per Share
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3.1 To Re-elect Mr. Chen Lang As Director               Management  For           Voted - Against
3.2 To Re-elect Mr. Hong Jie As Director                Management  For           Voted - Against
3.3 To Re-elect Mr. Liu Hongji As Director              Management  For           Voted - Against
3.4 To Re-elect Mr. Lai Ni Hium, Frank As Director      Management  For           Voted - Against
3.5 To Re-elect Mr. Du Wenmin As Director               Management  For           Voted - Against
3.6 To Re-elect Mr. Yan Biao As Director                Management  For           Voted - Against
3.7 To Re-elect Mr. Wei Bin As Director                 Management  For           Voted - Against
3.8 To Re-elect Mr. Huang Daoguo As Director            Management  For           Voted - Against
3.9 To Re-elect Mr. Chen Ying As Director               Management  For           Voted - Against
3.1 To Fix the Fees for All Directors                   Management  For           Voted - For
4   To Re-appoint Messrs. PricewaterhouseCoopers As
    Auditor and to Authorise the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
6   To Give A General Mandate to the Directors to Issue
    New Shares of the Company                           Management  For           Voted - Against
7   To Extend the General Mandate to be Given to the
    Directors to Issue Shares                           Management  For           Voted - Against


151




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA SOUTHERN AIRLINES CO LTD
CUSIP: Y1503W102
Meeting Date: 10-Aug-12 Meeting Type: ExtraOrdinary General Meeting
     Please Note That the Company Notice is Available by
     Clicking on the Url Link:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2012/0625/ltn20120625281.pdf                        Non-Voting                Non-Voting
1    To Consider and Approve the Satisfaction of the
     Conditions of the Non-public A Share Issue by the
     Company                                             Management  For           Voted - For
2.1  Types of Shares to be Issued and the Par Value      Management  For           Voted - For
2.2  Issue Mechanism and Subscription Method             Management  For           Voted - For
2.3  Targeted Subscriber and Its Relationship with the
     Company                                             Management  For           Voted - For
2.4  Pricing Base Day                                    Management  For           Voted - For
2.5  Issue Price and Adjustment to the Issue Price       Management  For           Voted - For
2.6  Number of Shares to be Issued and Issue Scale       Management  For           Voted - For
2.7  Lock-up Period                                      Management  For           Voted - For
2.8  Place of Listing                                    Management  For           Voted - For
2.9  Use of Proceeds                                     Management  For           Voted - For
2.1  The Arrangement for the Distribution of Profits
     Accumulated Before the Non-public Issue of Shares   Management  For           Voted - For
2.11 The "proposal for Non-public A Share Issue by China
     Southern Airlines Company Limited"                  Management  For           Voted - For
2.12 Validity Period of This Resolution                  Management  For           Voted - For
3    To Consider and Approve the "subscription Agreement
     Relating to the Subscription of the Non- Public
     Issue of A Shares of China Southern Airlines
     Company Limited"                                    Management  For           Voted - For
4    To Consider and Approve the Authorization Given to
     the Board, Generally and Unconditionally, to
     Determine the Specific Debt Financing Instruments
     and Issuance Plan, and to Issue, in One Or Multiple
     Tranche(s), Debt Financing Instruments Within the
     Permissible Size for Debt Issuance in Accordance
     with the Provisions of the Applicable Laws and
     Regulations                                         Management  For           Abstain
5    To Consider and Approve the Specific Report on the
     Use of Proceeds from Previous Fund Raising
     Activities                                          Management  For           Voted - For
6    To Consider and Approve the "feasibility Study
     Report on the Use of Proceeds from the Non- Public
     A Share Issue of China Southern Airlines Company
     Limited"                                            Management  For           Voted - For
7    To Consider and Approve the Waiver from Making A
     Mandatory General Offer to the Independent
     Shareholders by Csahc                               Management  For           Voted - For
8    To Consider and Approve the Authorization Given to
     the Board by the General Meeting with Full Power to
     Deal with All Matters Relating to the Non- Public A
     Share Issue                                         Management  For           Voted - For


152




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That This is A Revision Due to Change
    in Record Date from 09 Aug 2-012 to 10 Jul 2012. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
Meeting Date: 24-Jan-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1206/ltn20121206434.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1206/ltn20121206444.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Amendments to the
    Articles of Association: Article 258, 267, 268      Management  For           Voted - For
2.1 To Consider and Approve the Appointment of Ms. Yang
    Li Hua As the Non-executive Director of the Sixth
    Session of the Board of Directors of the Company    Management  For           Voted - Against
2.2 To Consider and Approve the Appointment of Mr. Li
    Shao Bin As the Executive Director of the Sixth
    Session of the Board of Directors of the Company    Management  For           Voted - Against
3   To Consider and Approve the Acquisition of 40 New
    Boeing B737 Series Aircraft from the Boeing Company
    by Xiamen Airlines Company Limited, the Subsidiary
    of the Company                                      Management  For           Voted - For
Meeting Date: 18-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0424/ltn20130424687.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0424/ltn20130424653.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Directors
    of the Company for the Year 2012                    Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2012                                                Management  For           Voted - For
3   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company for the Year
    2012                                                Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Proposal for the Year 2012                          Management  For           Voted - For
5   To Consider and Approve the Appointment of
    PricewaterhouseCoopers Zhong Tian Cpas Limited (to
    be Renamed As PricewaterhouseCoopers Zhong Tian
    LLP) to Provide Professional Services to the
    Company for Its Domestic Financial Reporting, U.S.
    Financial Reporting and Internal Control of
    Financial Reporting for the Year 2013 and
    PricewaterhouseCoopers to Provide Professional
    Services to the Company for Its Hong Kong Financial
    Reporting for the Year 2013, and Authorize the
    Board to Determine Their Remuneration               Management  For           Voted - For


153




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Consider and Approve the Amendments to the
    "procedural Rules of the Shareholders' General
    Meeting" (as Set Out in the Notice of Agm Dated 25
    April 2013)                                         Management  For           Voted - For
7   To Authorise the Board to Allot, Issue and Deal
    with Additional Shares of the Company               Management  For           Voted - Against
8   To Authorise the Board to Increase the Registered
    Capital and Make Such Appropriate and Necessary
    Amendments to the Articles of Association of the
    Company to Reflect Such Increase in the Registered
    Capital of the Company Under the General Mandate
    Granted in the Above Resolution "to Authorise the
    Board to Allot, Issue and Deal with Additional
    Shares of the Company                               Management  For           Voted - Against
9   To Consider and Approve the Authorization Given to
    the Board, Generally and Unconditionally, to
    Determine the Specific Debt Financing Instruments
    and Issuance Plan, and to Issue, in One Or Multiple
    Tranche(s), Debt Financing Instruments Within the
    Permissible Size for Debt Issuance in Accordance
    with the Provisions of the Applicable Laws and
    Regulations                                         Management  For           Abstain
    Please Note That This is A Revision Due to Change
    in Record Date from 17 May 2-013 to 16 May 2013. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LT
CUSIP: Y1507D100
Meeting Date: 12-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1123/ltn20121123287.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1123/ltn20121123283.pdf                        Non-Voting                Non-Voting
1   To Approve the Performance and Implementation of
    the General Administration Services (the "travel
    Permit Administration") Provided in Hong Kong for
    the Application of Tourist Visas and Travel Permits
    for Entry Into the Prc Pursuant to the Agency
    Agreement Dated 15 May 2001 Entered Into Between
    China Travel Service (hong Kong) Limited and China
    Travel Service (holdings) Hong Kong Limited and the
    Respective Annual Cap Amounts As Set Out in the
    Company's Circular Dated 26 November 2012           Management  For           Voted - For
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-


154




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/0409/ltn20130409247-.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0409/ltn20130409233.pdf                        Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2012        Management  For           Voted - For
2   To Declare A Final Dividend                         Management  For           Voted - For
3.a To Re-elect Xu Muhan As Director                    Management  For           Voted - Against
3.b To Re-elect Fu Zhuoyang As Director                 Management  For           Voted - Against
3.c To Re-elect Sze, Robert Tsai to As Director         Management  For           Voted - For
3.d To Re-elect Chan Wing Kee As Director               Management  For           Voted - For
3.e To Authorize the Board of Directors to Fix the
    Directors' Fees                                     Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As Auditors of
    the Company and to Authorize the Board of Directors
    to Fix Their Remuneration                           Management  For           Voted - For
5   To Grant the General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
6   To Grant the General Mandate to the Directors to
    Allot and Issue New Shares in the Company           Management  For           Voted - Against
7   To Extend the General Mandate to Allot and Issue
    New Shares by Adding the Shares Repurchased by the
    Company                                             Management  For           Voted - Against
CHINA YURUN FOOD GROUP LTD
CUSIP: G21159101
Meeting Date: 19-Dec-12 Meeting Type: Special General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1203/ltn201212031716.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1203/ltn201212031714.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1". Thank
    You.                                                Non-Voting                Non-Voting
1   To Approve, Confirm and Ratify the Entering Into of
    the Framework Purchase Agreement, Its Terms, the
    Transactions Contemplated Thereunder and the
    Proposed Annual Caps (all Capitalised Terms As
    Defined in the Circular of the Company Dated 4
    December 2012)                                      Management  For           Voted - For
Meeting Date: 21-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor 'or 'against Only-for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-


155




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0416/ltn20130416337.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0416/ltn20130416283.pdf                        Non-Voting                Non-Voting
1   To Consider and Receive the Audited Financial
    Statements and the Reports of the Directors and
    Auditors of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Re-elect Mr. Yu Zhangli As an Executive Director Management  For           Voted - For
3   To Re-elect Mr. Li Shibao As an Executive Director  Management  For           Voted - For
4   To Re-elect Mr. Ge Yuqi As an Executive Director    Management  For           Voted - For
5   To Re-elect Mr. Qiao Jun As an Independent Non-
    Executive Director                                  Management  For           Voted - For
6   To Authorise the Board of Directors to Fix the
    Directors Remuneration                              Management  For           Voted - For
7   To Re-appoint KPMG As Auditors and to Authorise the
    Board of Directors to Fix Their Remuneration        Management  For           Voted - For
8   To Give A General Mandate to the Board of Directors
    to Repurchase the Shares of the Company Not
    Exceeding 10% of the Aggregate Nominal Amount of
    the Issued Share Capital of the Company at the Date
    of Passing of This Resolution.                      Management  For           Voted - For
9   To Give A General Mandate to the Board of Directors
    to Allot, Issue and Deal with Unissued Shares in
    the Capital of the Company Not Exceeding 20% of the
    Aggregate Nominal Amount of the Issued Share
    Capital of the Company at the Date of Passing of
    This Resolution                                     Management  For           Voted - Against
10  To Extend the General Mandate Granted to the Board
    of Directors to Allot, Issue and Deal with Unissued
    Shares in the Capital of the Company by the Number
    of Shares Repurchased by the Company                Management  For           Voted - Against
11  To Approve the Refreshment of the 10% Limit on
    Grant of Share Options Under the Share Option
    Scheme of the Company                               Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 11. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Prox-y Form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
CHOW TAI FOOK JEWELLERY GROUP LTD, GRAND CAYMAN
CUSIP: G21146108
Meeting Date: 07-Aug-12 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0706/ltn20120706849.pdf                        Non-Voting                Non-Voting
1   To Receive and Approve the Audited Consolidated
    Financial Statements and the Report of the


156




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Directors of the Company (the ''directors'') and
    the Independent Auditor's Report for the Year Ended
    31 March 2012                                       Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    March 2012                                          Management  For           Voted - For
3.a To Re-elect Mr. Cheng Chi-kong, Adrian As Executive
    Director                                            Management  For           Voted - Against
3.b To Re-elect Mr. Chan Sai-cheong As Executive
    Director                                            Management  For           Voted - Against
3.c To Re-elect Mr. Cheng Ping-hei, Hamilton As
    Executive Director                                  Management  For           Voted - Against
3.d To Re-elect Mr. Cheng Kam-biu, Wilson As Non-
    Executive Director                                  Management  For           Voted - Against
3.e To Re-elect Dr. Fung Kwok-king, Victor As
    Independent Non-executive Director                  Management  For           Voted - For
3.f To Re-elect Mr. Kwong Che-keung, Gordon As
    Independent Non-executive Director                  Management  For           Voted - For
3.g To Re-elect Mr. Lam Kin-fung, Jeffrey As
    Independent Non-executive Director                  Management  For           Voted - For
3.h To Re-elect Mr. Or Ching-fai, Raymond As
    Independent Non-executive Director                  Management  For           Voted - For
3.i To Authorise the Board of the Directors (the
    ''board'') to Fix the Remuneration of the Directors Management  For           Voted - For
4   To Re-appoint Deloitte Touche Tohmatsu As Auditor
    of the Company (the ''auditor'') and Authorise the
    Board to Fix the Remuneration of the Auditor        Management  For           Voted - For
5   To Grant the Directors A General Mandate to Issue
    New Shares of the Company Not Exceeding 20 Per
    Cent. of the Issued Share Capital of the Company As
    at the Date of This Resolution                      Management  For           Voted - Against
6   To Grant the Directors A General Mandate to
    Repurchase Shares of the Company Not Exceeding 10
    Per Cent. of the Issued Share Capital of the
    Company As at the Date of This Resolution           Management  For           Voted - For
7   Subject to the Passing the Ordinary Resolutions
    Numbered 5 and 6 Above, to Extend the General
    Mandate Granted to the Directors to Issue Shares of
    the Company by the Aggregate Nominal Amount of
    Shares Repurchased by the Company                   Management  For           Voted - Against
    Please Note That This is A Revision Due to Change
    in Record Date from 06 Aug 2-012 to 02 Aug 2012. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
DAPHNE INTERNATIONAL HOLDINGS LTD, GEORGE TOWN
CUSIP: G2830J103
Meeting Date: 13-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0409/ltn20130409269.pdf-and-
                                                        157





                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0409/ltn20130409280.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and the Auditors for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Approve and Declare A Final Divided of Hk 9.0
    Cents Per Ordinary Share of the Company for the
    Year Ended 31 December 2012                         Management  For           Voted - For
3.a To Re-elect Mr. Chang Chih-kai As Director          Management  For           Voted - For
3.b To Re-elect Mr. Huang Shun-tsai As Director         Management  For           Voted - For
3.c To Re-elect Mr. Kuo Jung-cheng As Director          Management  For           Voted - For
3.d To Authorise the Board of Directors to Fix the
    Directors' Remuneration                             Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As Auditor and
    to Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5A  To Give A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
5B  To Give A General Mandate to the Directors to
    Allot, Issue and Deal with Shares of the Company    Management  For           Voted - Against
5C  To Extend the General Mandate Granted to the
    Directors to Issue New Shares Under Resolution 5b
    by Adding the Number of Shares Repurchased by the
    Company Under Resolution 5a                         Management  For           Voted - Against
DONGFENG MOTOR GROUP COMPANY LTD
CUSIP: Y21042109
Meeting Date: 23-Jan-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    2". Thank You.                                      Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1127/ltn-20121127131.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1127/-ltn20121127139.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/12-28/ltn20121228174.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Resolution in Respect
    of Change of Directors of the Board: Candidate for
    Independent Non-executive Director: Mr. Ma Zhigeng  Management  For           Voted - For
2   To Authorize the Board to Apply for A Registered
    Amount and Issue at Its Discretion of Super &
    Short-term Commercial Paper                         Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Meeting Location from Hub-ei to Beijing. If You
    Have Already Sent in Your Votes, Please Do Not


158




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Return Th-is Proxy Form Unless You Decide to Amend
    Your Original Instructions. Thank You-.             Non-Voting                Non-Voting
Meeting Date: 21-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn20130425803.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn20130425743.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors (the "board") of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Report of the
    International Auditors and Audited Financial
    Statements of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Proposal of the Company for the Year Ended 31
    December 2012,and Authorize the Board to Deal with
    All Issues in Relation to the Company's
    Distribution of Final Dividend for the Year 2012    Management  For           Voted - For
5   To Consider and Approve the Authorisation to the
    Board to Deal with All Issues in Relation to the
    Company's Distribution of Interim Dividend for the
    Year 2013 in Its Absolute Discretion (including,
    But Not Limited To, Determining Whether to
    Distribute Interim Dividend for the Year 2013)      Management  For           Voted - For
6   To Consider and Approve the Re-appointment of Ernst
    & Young As the International Auditors of the
    Company, and Ernst & Young Hua Ming As the Prc
    Auditors of the Company for the Year 2013 to Hold
    Office Until the Conclusion of the Next Annual
    General Meeting, and to Authorise the Board to Fix
    Their Remuneration                                  Management  For           Voted - For
7   To Consider and Approve the Authorisation to the
    Board to Fix the Remuneration of the Directors and
    the Supervisors of the Company for the Year 2013    Management  For           Voted - For
8   To Grant A General Mandate to the Board to Issue,
    Allot and Deal with Additional Shares in the
    Company Not Exceeding 20% of Each of the Existing
    Domestic Shares and H Shares in Issue               Management  For           Voted - Against
FOCUS MEDIA HOLDING LIMITED
CUSIP: 34415V109 TICKER: FMCN
Meeting Date: 10-Dec-12 Meeting Type: Annual
1   Re-election of Daqing Qi                            Management  For           Voted - For
                                                        159





                            GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Receipt of the Financial Statements                 Management  For           Voted - For
3   Approval and Authorization Re: 2013 Employee Share
    Option Plan                                         Management  For           Voted - Against
4   Appointment of Deloitte                             Management  For           Voted - For
Meeting Date: 29-Apr-13     Meeting Type: Special
S1  As A Special Resolution, Authorize and Approve the
    Agreement and Plan of Merger Dated As of December
    19, 2012 (the "merger Agreement") Among Giovanna
    Parent Limited, Giovanna Acquisition Limited
    ("merger Sub") and the Company, All As More Fully
    Described in the Proxy Statement.                   Management  For           Voted - For
O2  As an Ordinary Resolution, Instruct the Chairman of
    the Extraordinary General Meeting to Adjourn the
    Extraordinary General Meeting in Order to Allow the
    Company to Solicit Additional Proxies in the Event
    That There are Insufficient Proxies Received at the
    Time of the Extraordinary General Meeting to Pass
    the Special Resolution in Proposal 1, Above.        Management  For           Voted - For
GOLDEN EAGLE RETAIL GROUP LTD, WAN CHAI
CUSIP: G3958R109
Meeting Date: 23-May-13     Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0422/ltn20130422437.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0422/ltn20130422413.pdf                      Non-Voting                Non-Voting
1   To Consider and Adopt the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    Auditor for the Year Ended 31 December 2012         Management  For           Voted - For
2   To Declare A Final Dividend of Rmb0.188 Per Share
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3.A To Re-elect Mr. Wang Hung, Roger As A Director      Management  For           Voted - For
3.B To Re-elect Mr. Han Xiang Li As A Director          Management  For           Voted - For
3.C To Authorise the Remuneration Committee of the
    Company to Fix the Remuneration of the Directors    Management  For           Voted - For
4   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    Auditor of the Company and to Authorise the Board
    of Directors to Fix Their Remuneration              Management  For           Voted - For
5.A To Grant A General Mandate to the Directors to
    Issue Shares of the Company                         Management  For           Voted - Against
5.B To Grant A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
5.C To Increase the Maximum Nominal Amount of Share
    Capital Which the Directors are Authorised to
    Allot, Issue and Deal with Pursuant to the General
    Mandate Set Out in Resolution No.5a by the
                                                        160





                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Aggregate Nominal Amount of Shares Repurchased
    Pursuant to the General Mandate Set Out in
    Resolution No.5b                                    Management  For           Voted - Against
GOME ELECTRICAL APPLIANCES HOLDING LTD
CUSIP: G3978C124
Meeting Date: 03-Dec-12 Meeting Type: Special General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1116/ltn20121116099.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1116/ltn20121116105.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
1   To Approve the Proposed New Loan Agreement (as
    Defined in the Circular of the Company Dated 16
    November 2012 (the "circular"))                     Management  For           Voted - For
Meeting Date: 02-Apr-13 Meeting Type: Special General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0308/ltn20130308763.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0308/ltn20130308753.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    2". Thank You.                                      Non-Voting                Non-Voting
1   To Approve the Master Merchandise Purchase
    Agreement (as Defined in the Circular of the
    Company Dated 8 March 2013) and the Annual Caps
    Thereunder and to Approve and Authorise Any One
    Director of the Company to Do All Such Acts Or
    Things and Sign All Documents Necessary in
    Connection with the Matters Contemplated in the
    Master Merchandise Purchase Agreement               Management  For           Voted - For
2   To Approve the Master Merchandise Supply Agreement
    (as Defined in the Circular of the Company Dated 8
    March 2013) and the Annual Caps Thereunder and to
    Approve and Authorise Any One Director of the
    Company to Do All Such Acts Or Things and Sign All
    Documents Necessary in Connection with the Matters
    Contemplated in the Master Merchandise Supply
    Agreement                                           Management  For           Voted - For
Meeting Date: 10-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/


161




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    2013/0508/ltn20130508021.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0508/ltn20130508015.pdf                        Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and Auditors of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
2   To Re-elect Mr. Zou Xiao Chun As an Executive
    Director of the Company                             Management  For           Voted - For
3   To Re-elect Mr. Zhang Da Zhong As A Non- Executive
    Director of the Company                             Management  For           Voted - For
4   To Re-elect Mr. Lee Kong Wai, Conway As an
    Independent Non-executive Director of the Company   Management  For           Voted - For
5   To Re-elect Mr. Ng Wai Hung As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
6   To Elect Ms. Liu Hong Yu As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
7   To Re-appoint Ernst & Young As Auditors of the
    Company and to Authorise the Board of Directors of
    the Company to Fix Their Remuneration               Management  For           Voted - For
8   To Grant to the Directors of the Company the
    General Mandate to Allot, Issue and Deal with the
    Company's Shares                                    Management  For           Voted - Against
9   To Grant to the Directors of the Company the
    General Mandate to Repurchase the Company's Shares  Management  For           Voted - For
GREAT WALL MOTOR CO LTD
CUSIP: Y2882P106
Meeting Date: 11-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1025/ltn20121025390.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1025/ltn20121025396.pdf                      Non-Voting                Non-Voting
1   To Approve and Confirm the Following Proposed
    Amendments to the Articles of Association of the
    Company ("articles of Association") and to
    Authorize Any One Director Or the Company Secretary
    of the Company to Execute All Such Documents And/or
    Do All Such Acts As He/she May Deem Necessary Or
    Expedient and in the Interest of the Company in
    Order to Effect the Proposed Amendments, Comply
    with the Changes in the Prc Laws and Regulations,
    and Satisfy the Requirements (if Any) of the
    Relevant Prc Authorities, and to Deal with Other
    Related Issues Arising from the Amendments to the
    Articles of Association: 1. Clause 3 of Article 2
    of the Original Articles of Association Which Reads
    "the Business Licence Number: 1300001002263" Shall
    be Amended to Read As: "the Business Licence Number
    of the Company: 130000400000628". Contd             Management  For           Voted - For


162




GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Contd 2. Clause 1 of Article 188 of the Original
Articles of Association-which Reads "the Dividend
Shall be Distributed by the Company Once A
Year,-and Shall be Decided by the Ordinary
Resolution by the Shareholders' General-meeting.
After the Resolution on the Profit Distribution
Plan is Made, The-board of Directors Shall, Within
Two Months After the Shareholders' General-meeting,
Complete the Distribution of the Dividend (or
Shares)." Shall Be-amended to Read As: "dividend of
the Company Shall be Decided by an Ordinary-
Resolution at Shareholders' General Meeting. After
Adoption of the Resolution-on Profit Distribution,
the Board of Directors Shall Complete The-
Distribution of the Dividend (or Shares) Within Two
Months After The-shareholders' General Meeting." 3.
Article 189 of the Contd                            Non-Voting                Non-Voting
Contd Original Articles of Association Which Reads
"the Profit Distribution-of the Company Should Put
Emphasis on the Reasonable Investment Return to
The-shareholders and Profit Distribution Policies
Shall be Implemented on A- Continuous and Steady
Basis. the Company May Distribute Cash
Interim-dividend. the Company May Distribute
Dividend in the Form Of: (1) Cash;                  Non-Voting                Non-Voting
Contd on an Annual Basis and May Distribute Interim
Dividend. (4) the Company-shall Give Priority to
Distribute Its Dividend in Cash. Subject
To-satisfactory Operating Results with Sufficient
Cash Flow for Its Normal-business Operation and
Sustainable Development in the Absence of
Major-investment Plan Or Substantial Capital
Expenditures, the Company Intends To-distribute Not
Less Than 10% of the Net Profits Attributable to
Shareholders-of the Relevant Year As Cash Dividends
If It Records Profits for the Annual- Reporting
Period and Has Positive Accumulated Undistributed
Profits. Without-jeopardizing the Reasonable Share
Capital and Shareholding Structure, The-company May
Distribute Dividends in Shares When the Valuation
of Its Shares-is at A Reasonable Level with A View
to Providing Investment Return to Its-contd         Non-Voting                Non-Voting
Contd Shareholders and Sharing Its Corporate Value.
Proposal on Share-distribution Shall be Passed by
the Board of Directors of the Company
Before-submitting to the Shareholders' General
Meeting for Approval. (5) the Profit-distribution
Policy and the Dividend Distribution Proposal Shall
be Prepared,-considered and Passed by the Board of
Directors Before Submitting to The- Shareholders'
General Meeting for Approval. Independent Directors
Shall-explicitly Give Their Views on Cash Dividend
Distribution Proposal of The-company. the Board of
Directors and the Shareholders' General Meeting
Shall-fully Take Into Account the Opinions of the
Independent Directors and Public-investors When
                                                    163





                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Considering and Approving the Profit Distribution
    Policy And-the Dividend Distribution Proposal. (6)
    If the Company Adjusts Or Changes Its-contd          Non-Voting                Non-Voting
    Contd Profit Distribution Policy in Response to the
    Economic Environment Or-its Operations, the
    Adjusted Or Changed Profit Distribution Policy
    Shall-comply with the Relevant Requirements of the
    Csrc and Stock Exchanges. Any-proposed Adjustments
    Or Changes to the Profit Distribution Policy and
    Any-proposal That No Profit Distribution Proposal
    Can be Formulated in Accordance-with the Cash
    Profit Distribution Policy Shall be Considered and
    Passed By-the Board of Directors of the Company
    Before Submitting to The                             Non-Voting                Non-Voting
    Contd Explicitly Give Their Views on the Above
    Proposals. (7) If the Board Of-directors of the
    Company Does Not Propose A Cash Profit
    Distribution, It-shall Disclose the Reasons Thereof
    in Its Periodical Reports Which Shall-contain the
    Independent Opinions of the Independent Directors.
    (8) If The-fund of the Company is Misappropriated
    by Any Shareholder, the Company Shall-deduct the
    Cash Dividend Distributable to Such Shareholder to
    Repay the Fund-misappropriated." 4. Others Other
    Clauses of the Articles of Association-remain
    Unchanged. If Any Number of the Chapters and
    Clauses of the Articles-of Association is Affected
    Due to the Addition, Deletion Or Re-arrangement
    Of-certain Clauses of the Articles of Association,
    the Numbers of the Chapters-and Clauses of the
    Articles of Association Shall be Renumbered Or
    Descended-contd                                      Non-Voting                Non-Voting
    Contd and the Cross References to the Numbers of
    the Chapters and Clauses Of-the Articles of
    Association Shall be Correspondingly Changed         Non-Voting                Non-Voting
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0321/ltn20130321483.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0321/ltn20130321497.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Audited Financial
    Statements of the Company for the Year 2012(details
    Stated in the Annual Report of the Company for the
    Year 2012)                                           Management  For           Voted - For
2   To Consider and Approve the Report of the Directors
    for the Year 2012 (details Stated in the Annual
    Report of the Company for the Year 2012)             Management  For           Voted - For
3   To Consider and Approve the Profit Distribution
    Proposal for the Year 2012 (details Stated in the
    Circular of the Company Dated 21 March 2013)         Management  For           Voted - For
4   To Consider and Approve the Annual Report of the
    Company for the Year 2012 and Its Summary Report
    (published on the Company's Website: Www.gwm.com.cn) Management  For           Voted - For
                                                         164





                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                              PROPOSED BY   MGT. POSITION REGISTRANT VOTED
5   To Consider and Approve the Report of the
    Independent Directors for the Year 2012 (published
    on the Company's Website: Www.gwm.com.cn)         Management    For           Voted - For
6   To Consider and Approve the Report of the
    Supervisory Committee for the Year 2012 (details
    Stated in the Annual Report of the Company for the
    Year 2012)                                        Management    For           Voted - For
7   To Consider and Approve the Strategies of the
    Company for the Year 2013 (details Stated in the
    Circular of the Company Dated 21 March 2013)      Management    For           Voted - For
8   To Consider and Approve the Re-appointment of
    Deloitte Touche Tohmatsu Certified Public
    Accountants LLP As the Company's External Auditor
    for the Year Ending 31 December 2013, the Term of
    Such Re-appointment Shall Commence from the Date on
    Which This Resolution is Passed Until the Date of
    the Next Annual General Meeting, and to Authorise
    the Board of Directors (the "board") of the Company
    to Fix Its Remunerations (details Stated in the
    Circular Dated 21 March 2013)                     Management    For           Voted - For
Meeting Date: 26-Jun-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0510/ltn20130510418.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0510/ltn20130510425.pdf                    Non-Voting                  Non-Voting
1   To Consider and Approve the Absorption and Merger
    of Baoding Xinchang Auto Parts Company Limited,
    Baoding Great Wall Botai Electrical Appliance
    Manufacturing Co., Ltd and Baoding Xincheng
    Automotive Development Company Limited in
    Accordance with the Proposal Set Out in Appendix I
    to the Circular of the Company Dated 10 May 2013,
    and to Authorize the Board to Implement And/or Give
    Effect to the Absorption and Merger, to Execute All
    Necessary Documents and Agreements and to Do All
    Such Things Deemed by Them to be Incidental To,
    Ancillary to Or in Connection with the Absorption
    and Merger, and to Approve, Ratify and Confirm All
    Such Actions of the Board in Relation to the
    Absorption and Merger                             Management    For           Voted - For
2   To Consider and Approve the Adjustment on Use of
    Proceeds and the Reallocation of Remaining Proceeds
    from Certain Projects to Other Projects of the
    Company in Accordance with the Proposal Set Out in
    Appendix II to the Circular of the Company Dated 10
    May 2013                                          Management    For           Voted - For


165




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GUANGZHOU AUTOMOBILE GROUP CO., LTD, PRC
CUSIP: Y2931M104
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    185067 Due to Receipt of P-ast Record Date. All
    Votes Received on the Previous Meeting Will be
    Disregarde-d and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0410/ltn-20130410529.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0410/-ltn20130410519.pdf                       Non-Voting                Non-Voting
1   Resolution in Relation to the Work Report of the
    Board of Directors for the Year 2012                Management  For           Voted - For
2   Resolution in Relation to the Report of the
    Independent Directors for the Year 2012             Management  For           Voted - For
3   Resolution in Relation to the Work Report of the
    Supervisory Committee for the Year 2012             Management  For           Voted - For
4   Resolution in Relation to the Audited Financial
    Report for the Year 2012                            Management  For           Voted - For
5   Resolution in Relation to the 2012 Annual Report
    and Its Summary                                     Management  For           Voted - For
6   Resolution in Relation to the Profit Distribution
    Proposal for the Year 2012                          Management  For           Voted - For
7.a Resolutions in Relation to the Appointment of the
    Auditors for the Year 2013: Hong Kong Generally
    Accepted Accounting Principles Auditor              Management  For           Voted - For
7.b Resolutions in Relation to the Appointment of the
    Auditors for the Year 2013: Prc Generally Accepted
    Accounting Principles Auditor                       Management  For           Voted - For
8   Resolutions in Relation to the Appointment of the
    Internal Control Auditors for the Year 2013         Management  For           Voted - For
9   Resolution in Relation to the General Mandate
    Authorizing the Board to Issue H Shares             Management  For           Voted - Against
HENGAN INTERNATIONAL GROUP CO LTD
CUSIP: G4402L151
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0418/ltn20130418771.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0418/ltn20130418729.pdf                        Non-Voting                Non-Voting


166




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Receive and Consider the Audited Consolidated
    Accounts and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2012        Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
3   To Re-elect Mr. Xu Shui Shen As an Executive
    Director                                            Management  For           Voted - For
4   To Re-elect Mr. Sze Wong Kim As an Executive
    Director                                            Management  For           Voted - For
5   To Re-elect Mr. Hui Ching Chi As an Executive
    Director                                            Management  For           Voted - For
6   To Re-elect Mr. Wang Ming Fu As an Independent
    Non-executive Director                              Management  For           Voted - For
7   To Re-elect Mr. Ho Kwai Ching Mark As an
    Independent Non-executive Director                  Management  For           Voted - For
8   To Re-elect Mr. Zhou Fang Sheng As an Independent
    Non-executive Director                              Management  For           Voted - For
9   To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
10  To Re-appoint Auditors and to Authorise the Board
    of Directors to Fix Their Remuneration              Management  For           Voted - For
11  To Grant A General Mandate to the Board of
    Directors to Allot and Issue Shares                 Management  For           Voted - Against
12  To Grant A General Mandate to the Board of
    Directors to Exercise All Powers of the Company to
    Purchase Its Own Securities                         Management  For           Voted - For
13  To Extend the General Mandate Granted to the Board
    of Directors Pursuant to Resolution No. 11 Above by
    an Amount Representing the Aggregate Nominal Amount
    of Shares in the Capital of the Company Purchased
    by the Company Pursuant to the General Mandate
    Granted Pursuant to Resolution No. 12 Above         Management  For           Voted - Against
INTIME DEPARTMENT STORE (GROUP) CO LTD
CUSIP: G49204103
Meeting Date: 03-May-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412650.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412642.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Approve, Ratify and Confirm the Wenling Taiyue
    Equity Transfer Agreement, Wenling Intime Hotel
    Equity Transfer Agreement, Wenling Intime
    Properties Equity Transfer Agreement, Wenling
    Intime Shopping Mall Development Equity Transfer
    Agreement and the Transactions Contemplated
    Thereunder                                          Management  For           Voted - For


167




                           GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2    To Authorize Any One Director And/or Company
     Secretary of the Company to Perform All Such Acts,
     Deeds and Things and Execute All Documents As They
     Consider Necessary Or Expedient to Give Effect to
     And/or Implement the Terms of Wenling Taiyue Equity
     Transfer Agreement, Wenling Intime Hotel Equity
     Transfer Agreement, Wenling Intime Properties
     Equity Transfer Agreement and Wenling Intime
     Shopping Mall Development Equity Transfer Agreement
     and the Transactions Contemplated Thereunder        Management  For           Voted - For
     Please Note That This is A Revision Due to Change
     in Record Date. If You Have-already Sent in Your
     Votes, Please Do Not Return This Proxy Form Unless
     You De-cide to Amend Your Original Instructions.    Non-Voting                Non-Voting
Meeting Date: 31-May-13    Meeting Type: Annual General Meeting
     Please Note in the Hong Kong Market That A Vote of
     "abstain" Will be Treated-the Same As A "take No
     Action" Vote.                                       Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0426/ltn20130426914.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0426/ltn20130426898.pdf                        Non-Voting                Non-Voting
1    To Receive and Approve the Audited Financial
     Statements and the Reports of the Directors (the
     "directors") and the Auditors (the "auditors") of
     the Company for the Year Ended 31 December 2012     Management  For           Voted - For
2    To Declare A Final Dividend of Rmb0.09 Per Share    Management  For           Voted - For
3Ai  To Elect Mr. Wong Luen Cheung Andrew As Non-
     Executive Director                                  Management  For           Voted - For
3Aii To Re-elect Mr. Chow Joseph As Independent
     Non-executive Director                              Management  For           Voted - For
3Aiii To Re-elect Mr. Shi Chungui As Independent Non-
     Executive Director                                  Management  For           Voted - For
3B   To Authorise the Board of Directors ("board") to
     Fix the Remuneration of the Directors               Management  For           Voted - For
4    To Re-appoint Ernst & Young As the Auditors and to
     Authorize the Board to Fix the Remuneration of the
     Auditors                                            Management  For           Voted - For
5    To Grant A General Mandate to the Directors to
     Repurchase the Shares                               Management  For           Voted - For
6    To Grant A General Mandate to the Directors to
     Allot, Issue and Deal with the Shares               Management  For           Voted - Against
7    To Extend the General Mandate Granted to the
     Directors to Issue Shares by the Number of Shares
     Repurchased                                         Management  For           Voted - Against
8    To Approve the Proposed Change of Company Name:
     from "intime Department Store (group) Company
     Limited" to "intime Retail (group) Company Limited" Management  For           Voted - For


168




                         GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
LI NING COMPANY LTD
CUSIP: G5496K124
Meeting Date: 21-Feb-13  Meeting Type: ExtraOrdinary General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for Resolution "1".
      Thank You.                                          Non-Voting                Non-Voting
      Please Note That the Company Notice is Available by
      Clicking on the Url- Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/0128/ltn20130128124.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0128/ltn20130128137.pdf                        Non-Voting                Non-Voting
1     To Amend the Definition of "right Issue" in the
      General Mandate to Issue Shares Which Was Granted
      to the Directors of the Company at the Annual
      General Meeting of the Company on 11 May 2012       Management  For           Voted - For
Meeting Date: 31-May-13  Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0411/ltn20130411442.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0411/ltn20130411364.pdf                        Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Financial
      Statements and Reports of the Directors and the
      Auditor of the Company for the Year Ended 31
      December 2012                                       Management  For           Voted - For
2.a.i To Re-elect Mr. Li Ning As an Executive Director of
      the Company (the "director")                        Management  For           Voted - For
2a.ii To Re-elect Mr. Jin-goon Kim As an Executive
      Director                                            Management  For           Voted - For
2aiii To Re-elect Mr. Koo Fook Sun, Louis As an
      Independent Non-executive Director                  Management  For           Voted - For
2a.iv To Re-elect Mr. Chan Chung Bun, Bunny As an
      Independent Non-executive Director                  Management  For           Voted - For
2.a.v To Re-elect Mr. Su Jing Shyh, Samuel As an
      Independent Non-executive Director                  Management  For           Voted - Against
2.b   To Authorise the Board of Directors to Fix the
      Remuneration of the Directors                       Management  For           Voted - For
3     To Re-appoint PricewaterhouseCoopers, Certified
      Public Accountants, As the Auditor of the Company
      and to Authorise the Board of Directors to Fix
      Their Remuneration                                  Management  For           Voted - For
4     To Give A Mandate to the Directors to Issue Shares
      Up to 20%                                           Management  For           Voted - Against
5     To Give A Mandate to the Directors to Repurchase
      Shares Up to 10%                                    Management  For           Voted - For
6     To Extend the Issue Mandate Granted Under
      Resolution No. 4 Above by Adding the Shares


169




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Purchased Pursuant to the Repurchase Mandate
    Granted by Resolution No. 5                         Management  For           Voted - Against
MELCO CROWN ENTERTAINMENT LTD
CUSIP: 585464100 TICKER: MPEL
Meeting Date: 21-Jun-13 Meeting Type: Special
1   That (a) the Rules of the Proposed Share Incentive
    Plan of Melco Crown (philippines) Resorts
    Corporation ("mcp Share Incentive Plan"), (b) the
    Grant of Options and Issue of Shares in Melco Crown
    (philippines) Resorts Corporation be and are Hereby
    Approved, All As More Fully Described in the Proxy
    Statement.                                          Management  For           Voted - For
PARKSON RETAIL GROUP LTD, GEORGE TOWN
CUSIP: G69370115
Meeting Date: 28-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolution 1.
    Thank You.                                          Non-Voting                Non-Voting
1   That the Sale and Purchase Agreement Dated 27
    August 2012 ("sale and Purchase Agreement") (a Copy
    of Which Has Been Produced to the Meeting Marked
    "a" and Signed by the Chairman of the Meeting for
    the Purpose of Identification) Entered Into Between
    East Crest International Limited As the Vendor and
    Grand Parkson Retail Group Limited As the Purchaser
    for the Sale and Purchase of the 95.91% Equity
    Interest in Qingdao No.1 Parkson Co., Ltd, 100%
    Equity Interest in Dalian Parkson Retail
    Development Co., Ltd and the 100% Equity Interest
    in Shenyang Parkson Shopping Plaza Co., Ltd. and
    Other Transactions Contemplated Therein be and are
    Hereby Approved, and the Directors of the Company
    be and are Hereby Authorised to Take Such Steps As
    They May Consider Necessary, Appropriate, Desirable
    Or Expedient to Implement Or Give Effect to the
    Terms of the Sale and Purchase Agreement Including
    But Not Limited to Signing, Executing And, Where
    Applicable, Affixing the Common Seal of the Company
    (in Accordance with Its Articles of Association)
    Onto the Relevant Documents in Relation Thereto and
    If Necessary, with Such Amendments As the Directors
    May Deem Fit                                        Management  For           Voted - For
Meeting Date: 16-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0415/ltn20130415413.pdf-and-


170




                         GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0415/ltn20130415403.pdf                         Non-Voting                Non-Voting
1     To Receive the Audited Consolidated Financial
      Statements and the Reports of the Directors and
      Auditors for the Year Ended 31 December 2012         Management  For           Voted - For
2     To Approve the Declaration of A Final Dividend of
      Rmb0.07 Per Share                                    Management  For           Voted - For
3(i)  To Re-elect Yau Ming Kim, Robert As Director of the
      Company                                              Management  For           Voted - For
3(ii) To Elect Tan Hun Meng As an Executive Director of
      the Company                                          Management  For           Voted - For
3iii  To Authorize the Board of Directors to Fix the
      Directors' Remuneration                              Management  For           Voted - For
4     To Re-appoint Messrs. Ernst & Young As Auditors and
      Authorize the Board of Directors to Fix Their
      Remuneration                                         Management  For           Voted - For
5(A) To Grant A General Mandate to the Directors to
      Repurchase Shares Up to A Maximum of 10% of the
      Existing Issued Share Capital of the Company         Management  For           Voted - For
5(B) To Grant A General Mandate to the Directors to
      Allot, Issue Or Deal with New Shares Up to A
      Maximum of 20% of the Existing Issued Share Capital
      of the Company                                       Management  For           Voted - Against
5(C) To Extend the General Mandate Granted to the
      Directors to Issue New Shares by the Number of
      Shares Repurchased                                   Management  For           Voted - Against
PCD STORES (GROUP) LTD
CUSIP: G6956E103
Meeting Date: 31-May-13  Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions. Thank
      You.                                                 Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0426/ltn20130426504.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0426/ltn20130426482.pdf                         Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements, Directors' Report and the Independent
      Auditor's Report for the Year Ended 31 December 2012 Management  For           Voted - For
2.1   To Re-elect Mr. Ainsley Tai As an Independent
      Non-executive Director of the Company                Management  For           Voted - For
2.2   To Re-elect Mr. Randolph Yu As an Independent
      Non-executive Director of the Company                Management  For           Voted - For
2.3   To Authorize the Board of Directors of the Company
      to Fix the Remuneration of the Directors of the
      Company                                              Management  For           Voted - For
3     To Re-appoint Deloitte Touche Tohmatsu As Auditors
      of the Company and to Authorise the Board of
      Directors of the Company to Fix Their Remuneration   Management  For           Voted - For


171




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4.1 To Approve A General Mandate to the Directors of
    the Company to Issue Shares Not Exceeding 20 Per
    Cent of the Existing Issued Share Capital of the
    Company                                             Management  For           Voted - Against
4.2 To Approve A General Mandate to the Directors of
    the Company to Repurchase Shares Not Exceeding 10
    Per Cent of the Existing Issued Share Capital of
    the Company                                         Management  For           Voted - For
4.3 To Extend the General Mandate Granted to the
    Directors of the Company Pursuant to Resolution No.
    4(1) Above to Allot, Issue and Deal with New Shares
    Not Exceeding the Amount of Shares Repurchased by
    the Company Under Resolution No. 4(2)               Management  For           Voted - Against
SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD
CUSIP: Y76810103
Meeting Date: 12-Oct-12 Meeting Type: Special General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0823/ltn20120823245.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the Distribution of Interim
    Dividend of Rmb 0.033 Per Share for the Six Months
    Ended 30 June 2012 to be Distributed to All
    Shareholders Whose Names Appear on the Register of
    Members of the Company on 24 October 2012           Management  For           Voted - For
Meeting Date: 18-Mar-13 Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0128/ltn20130128149.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0128/ltn20130128151.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Mr. Gong
    Jian Bo As an Executive Director of the Company     Management  For           Voted - For
2   To Consider and Approve the Appointment of Mr. Xia
    Lie Bo As an Executive Director of the Company      Management  For           Voted - For
3   To Consider and Approve the Appointment of Mr. Long
    Jing As A Supervisor of the Company                 Management  For           Voted - Against
4   To Consider and Approve, Subject to Fulfillment of
    All Relevant Conditions And/or All Necessary
    Approvals And/or Consents from the Relevant Prc
    Authorities and Bodies Being Obtained And/or the
    Procedures As Required Under the Laws and
    Regulations of the Prc Being Completed, the
    Amendments to the Articles of Association of the


172




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Company (as Described in the Appendix IV to This
    Circular)                                           Management  For           Voted - For
Meeting Date: 31-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0415/ltn20130415459.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0415/ltn20130415421.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0415/ltn20130415405.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Consider and Approve the Audited Consolidated
    Financial Statements of the Group (including the
    Company and Its Subsidiaries) for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board") for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
4   To Declare A Final Dividend of Rmb0.033 Per Share
    of Rmb0.1 Each in the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
5   To Consider and Approve the Proposal for the Re-
    Appointment of Deloitte Touche Tohmatsu As the
    Auditor of the Company for the Year Ending 31
    December 2013, and to Authorise the Board to
    Determine His Remuneration                          Management  For           Voted - For
6   To Consider and Authorise the Board to Approve the
    Remuneration of the Directors, Supervisors and
    Senior Management of the Company for the Year
    Ending 31 December 2013                             Management  For           Voted - For
7   To Consider and Approve the General Mandate to be
    Granted to the Board to Issue New Shares            Management  For           Voted - Against
    Please Note That This is A Revision Due to Change
    in Record Date from 30 May T-o 30 April 2013. If
    You Have Already Sent in Your Votes, Please Do Not
    Return-this Proxy Form Unless You Decide to Amend
    Your Original Instructions. Thank Y-ou.             Non-Voting                Non-Voting
SHENZHOU INTERNATIONAL GROUP LTD
CUSIP: G8087W101
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0424/ltn20130424308.pdf-and-
                                                        173





                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0424/ltn20130424288.pdf                         Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                           Non-Voting                Non-Voting
1   To Receive and Consider the Consolidated Audited
    Financial Statements and the Reports of the
    Directors and the Independent Auditors of the
    Company for the Year Ended 31 December 2012          Management  For           Voted - For
2   To Approve and Declare the Payment of A Final
    Dividend (including A Special Dividend) for the
    Year Ended 31 December 2012                          Management  For           Voted - For
3   To Re-elect Mr. Ma Jianrong As Director of the
    Company                                              Management  For           Voted - Against
4   To Re-elect Mr. Ma Renhe As Director of the Company  Management  For           Voted - Against
5   To Re-elect Ms. Zheng Miaohui As Director of the
    Company                                              Management  For           Voted - Against
6   To Re-elect Mr. Qiu Weiguo As Director of the
    Company                                              Management  For           Voted - For
7   To Authorise the Board of Directors of the Company
    (the "board") to Fix the Remuneration of the
    Directors                                            Management  For           Voted - For
8   To Appoint Ernst & Young As the Company's Auditors
    and to Authorise the Board to Fix Their Remuneration Management  For           Voted - For
9   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with the Company's
    Shares                                               Management  For           Voted - Against
10  To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares           Management  For           Voted - For
11  To Add the Nominal Value of the Shares Repurchased
    by the Company to the Mandate Granted to the
    Directors Under Resolution No. 9                     Management  For           Voted - Against
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 5. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy-form Unless You Decide to Amend
    Your Original Instructions. Thank You.               Non-Voting                Non-Voting
SINOPHARM GROUP CO LTD
CUSIP: Y8008N107
Meeting Date: 03-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    101008 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                           Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/


174




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    2012/0615/ltn20120615157.pdf A-nd
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0719/ltn20120719340.pd-f                     Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve (i) the
    Issue of the Corporate Bonds in the Prc in the
    Principal Amount of Not More Than Rmb8,000,000,000
    (the "corporate Bonds"); and (ii) the Board of
    Directors of the Company to Determine and Finalise
    the Terms and Conditions of the Proposed Issue of
    the Corporate Bonds and Do All Such Acts and
    Things, to Sign and Execute All Such Other
    Documents to Give Effect to Or in Connection with
    the Issue of the Corporate Bonds Or Any
    Transactions Contemplated Thereunder                Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Zhou Bajun As an Independent
    Non-executive Director of the Second Session of the
    Board of Directors of the Company (the "board"),
    and to Authorize the Board to Fix the Remuneration
    and to Enter Into the Service Contract Or Such
    Other Documents Or Supplemental Agreements Or Deeds
    with Him                                            Management  For           Voted - For
Meeting Date: 29-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution 1.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1112/ltn20121112509.pdf-and Proxy Form is
    Available by Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1112/ltn20121112487.pdf                        Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Appointment of Ms. Li Ling As an Independent
    Non-executive Director of the Second Session of the
    Board of Directors of the Company (the "board"),
    and to Authorize the Board to Fix the Remuneration
    and to Enter Into the Service Contract Or Such
    Other Documents Or Supplemental Agreements Or Deeds
    with Her                                            Management  For           Voted - For
Meeting Date: 05-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419433.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419402.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board") for the Year
    Ended 31 December 2012                              Management  For           Voted - For


175




    GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company and Its Subsidiaries for
    the Year Ended 31 December 2012 and the Auditors'
    Report                                              Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Plan and Payment of the Final Dividend for the Year
    Ended 31 December 2012                              Management  For           Voted - For
5   To Consider and Approve the Re-appointment of
    PricewaterhouseCoopers Zhong Tian LLP As the
    Domestic Auditors of the Company to Hold Office
    Until Conclusion of the Next Annual General
    Meeting, and to Ratify and Confirm Its Remuneration
    Determined by the Audit Committee of the Board      Management  For           Voted - For
6   To Consider and Approve the Re-appointment of
    PricewaterhouseCoopers Certified Public
    Accountants, Hong Kong As the International
    Auditors of the Company to Hold Office Until
    Conclusion of the Next Annual General Meeting, and
    to Ratify and Confirm Its Remuneration Determined
    by the Audit Committee of the Board                 Management  For           Voted - For
7   To Consider and Approve the Re-election of Mr. Chen
    Qiyu As A Non-executive Director of the Second
    Session of the Board, to Authorize the Board to Fix
    the Remuneration, and to Authorize the Chairman of
    the Board Or the Executive Director of the Company
    to Enter Into the Service Contract Or Such Other
    Documents Or Supplemental Agreements Or Deeds with
    Him                                                 Management  For           Voted - Against
8   To Consider, Approve, Ratify and Confirm the
    Remuneration of the Directors of the Company (the
    "directors") for the Year Ended 31 December 2012,
    and to Consider and Authorize the Board to
    Determine the Remuneration of the Directors for the
    Year Ending 31 December 2013                        Management  For           Voted - For
9   To Consider and Approve the Delegation of the Power
    to the Board to Approve the Guarantees in Favor of
    Third Parties with an Aggregate Total Value of Not
    More Than 30% of the Latest Audited Total Assets of
    the Company Over A Period of 12 Months; and If the
    Above Delegation is Not Consistent With, Collides
    with Or Conflicts with the Requirements Under the
    Rules Governing the Listing of Securities (the
    "listing Rules") on the Stock Exchange of Hong Kong
    Limited (the "stock Exchange") Or Other
    Requirements of the Stock Exchange, the
    Requirements Under the Listing Rules Or Other
    Requirements of the Stock Exchange Should be
    Followed                                            Management  For           Abstain
10  To Consider and Approve the Amendments to the
    Articles of Association of the Company (the
    "articles of Association") in Respect of Article


176




                          GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    21. (details of This Resolution Were Contained in
    the Circular of the Company Dated 19 April 2013.)    Management  For           Voted - For
11  To Consider and Approve to Grant A General Mandate
    to the Board to Exercise the Power of the Company
    to Allot, Issue And/or Deal with Domestic Shares
    And/ Or H Shares. (details of This Resolution Were
    Contained in the Notice of the Agm Dated 19 April
    2013 (the "notice").)                                Management  For           Voted - Against
TINGYI (CAYMAN ISLANDS) HOLDING CORP
CUSIP: G8878S103
Meeting Date: 07-Jun-13   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412243.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412225.pdf                         Non-Voting                Non-Voting
1   To Receive and Consider the Audited Accounts and
    the Reports of the Directors and Auditors for the
    Year Ended 31 December 2012                          Management  For           Voted - For
2   To Declare the Payment of A Final Dividend for the
    Year Ended 31 December 2012                          Management  For           Voted - For
3.1 To Re-elect the Retiring Director and Authorise the
    Directors to Fix Their Remuneration: Mr. Ryo
    Yoshizawa                                            Management  For           Voted - For
3.2 To Re-elect the Retiring Director and Authorise the
    Directors to Fix Their Remuneration: Mr. Wu Chung-yi Management  For           Voted - For
3.3 To Re-elect the Retiring Director and Authorise the
    Directors to Fix Their Remuneration: Mr. Lee Tiong-
    Hock                                                 Management  For           Voted - For
4   To Re-appoint Auditors of the Company and Authorise
    the Directors to Fix Their Remuneration              Management  For           Voted - For
5   To Consider and Approve the General Mandate for
    Issue of Shares                                      Management  For           Voted - Against
6   To Consider and Approve the General Mandate to
    Repurchase Shares in the Capital of the Company      Management  For           Voted - For
7   To Consider and Approve That the Aggregate Nominal
    Amount of Shares Which are Repurchased by the
    Company Shall be Added to the Aggregate Nominal
    Amount of the Shares Which May be Allotted Pursuant
    to the General Mandate for Issue of Shares           Management  For           Voted - Against


177




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
TSINGTAO BREWERY CO LTD
CUSIP: Y8997D102
Meeting Date: 25-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn201304261593.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn201304261587.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Company's 2012 Work
    Report of the Board of Directors                    Management  For           Voted - For
2   To Consider and Approve the Company's 2012 Work
    Report of the Board of Supervisors                  Management  For           Voted - For
3   To Consider and Approve the Company's 2012
    Financial Report (audited)                          Management  For           Voted - For
4   To Consider and Determine the Company's 2012 Profit
    Distribution Proposal (including Dividends
    Distribution)                                       Management  For           Voted - For
5   To Consider and Approve the Re-appointment of
    PricewaterhouseCoopers Zhong Tian Cpas Limited
    Company As the Company's Auditor for the Year 2013
    and Fixing Its Remunerations Not Exceeding Rmb6.6
    Million                                             Management  For           Voted - For
6   To Consider and Approve the Re-appointment of
    PricewaterhouseCoopers Zhong Tian Cpas Limited
    Company As the Company's Internal Control Auditor
    for the Year 2013 and Fixing Its Remunerations Not
    Exceeding Rmb1.98 Million                           Management  For           Voted - For
7.1 To Consider and Approve to Elect Mr. Huang Ke Xing
    As the Company's Executive Director                 Management  For           Voted - For
7.2 To Consider and Approve to Elect Mr. Yasutaka
    Sugiura As the Company's Nonexecutive Director      Management  For           Voted - For
8   To Consider and Approve to Elect Mr. Toshio Kodato
    As the Company's Supervisor As Shareholders'
    Representative                                      Management  For           Voted - For
9   To Consider and Approve the Change of Project
    Invested with Proceeds from the Exercise of Bonds
    and Warrants                                        Management  For           Voted - For
10  To Consider and Approve the Resolution of the
    Proposed Amendments to the Articles of Association  Management  For           Voted - For
UNI-PRESIDENT CHINA HOLDINGS LTD
CUSIP: G9222R106
Meeting Date: 14-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting


178




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                               PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn20130402015.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn20130402013.pdf                       Non-Voting                 Non-Voting
1   To Receive and Approve the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors (the
    "directors") and the Auditors of the Company for
    the Year Ended 31 December 2012                    Management   For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                      Management   For           Voted - For
3.a To Re-elect Mr. Lin Lung-yi As A Non-executive
    Director                                           Management   For           Voted - Against
3.b To Re-elect Mr. Su Tsung-ming As A Non- Executive
    Director                                           Management   For           Voted - Against
3.c To Re-elect Mr. Yang Ing-wuu As an Independent
    Non-executive Director                             Management   For           Voted - For
3.d To Re-elect Mr. Lo Peter As an Independent Non-
    Executive Director                                 Management   For           Voted - For
4   To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                      Management   For           Voted - For
5   To Re-appoint PricewaterhouseCoopers As the
    Auditors of the Company and Authorise the Board of
    Directors to Fix Their Remuneration                Management   For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with the Unissued Shares of
    Hkd 0.01 Each in the Share Capital of the Company,
    the Aggregate Nominal Amount of Which Shall Not
    Exceed 20% of the Aggregate Nominal Amount of the
    Issued Share Capital of the Company As at the Date
    of Passing of This Resolution                      Management   For           Voted - Against
7   To Grant A General Mandate to the Directors to
    Repurchase the Company's Shares Up to 10% of the
    Issued Share Capital of the Company As at the Date
    of Passing of This Resolution                      Management   For           Voted - For
8   To Add the Nominal Amount of the Shares in the
    Company Repurchased by the Company to the General
    Mandate Granted to the Directors Under Resolution
    No. 6 Above                                        Management   For           Voted - Against
Meeting Date: 14-May-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                         Non-Voting                 Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn201304251406.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn201304251404.pdf                      Non-Voting                 Non-Voting
1   To Approve and Ratify the Bj Agreement and the Bj
    Transaction As Contemplated Thereunder             Management   For           Voted - For


179




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Approve and Ratify the Ks Agreement and the Ks
    Transaction As Contemplated Thereunder              Management  For           Voted - For
3   To Approve the 2013 Framework Purchase Agreement
    and the Annual Caps                                 Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date from 13 May 2-013 to 09 May 2013. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
WANT WANT CHINA HOLDINGS LTD
CUSIP: G9431R103
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0321/ltn20130321148.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0321/ltn20130321144.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Financial Statements
    and the Reports of the Directors and the Auditor
    for the Year Ended 31 December 2012                 Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
3.a To Re-elect Mr. Tsai Eng-meng As A Director of the
    Company                                             Management  For           Voted - For
3.b To Re-elect Mr. Chu Chi-wen As A Director of the
    Company                                             Management  For           Voted - For
3.c To Re-elect Mr. Cheng Wen-hsien As A Director of
    the Company                                         Management  For           Voted - For
3.d To Re-elect Mr. Toh David Ka Hock As A Director of
    the Company                                         Management  For           Voted - For
3.e To Re-elect Mr. Lee Kwang-chou As A Director of the
    Company                                             Management  For           Voted - For
3.f To Authorize the Board of Directors of the Company
    to Fix the Remuneration of All the Directors of the
    Company                                             Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As the
    Company's Auditor and Authorize the Board of
    Directors of the Company to Fix Their Remuneration
    for the Period Ending 31 December 2013              Management  For           Voted - For
5   To Grant A General Mandate to the Directors of the
    Company to Exercise the Powers of the Company to
    Repurchase the Shares of the Company in Accordance
    with Ordinary Resolution Number 5 As Set Out in the
    Notice of Annual General Meeting                    Management  For           Voted - For
6   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with Additional
    Shares of the Company in Accordance with Ordinary


180




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Resolution Number 6 As Set Out in the Notice of
    Annual General Meeting                              Management  For           Voted - Against
7   Conditional Upon Ordinary Resolutions Number 5 and
    6 Being Passed, to Extend the General Mandate
    Granted to the Directors of the Company to Allot,
    Issue and Deal with Additional Shares of the
    Company in Accordance with Ordinary Resolution
    Number 7 As Set Out in the Notice of Annual General
    Meeting                                             Management  For           Voted - Against
WUMART STORES INC
CUSIP: Y97176112
Meeting Date: 17-May-13 Meeting Type: Class Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You                                           Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/lt-n20130402107.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402-/ltn20130402093.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Share Incentive Scheme
    Regarding Non-tradable and Non-listed Domestic
    Shares                                              Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in Resolution 1. If Yo-u Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    Form Unless-you Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 17-May-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn20130402095.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn20130402111.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Mr. Xu
    Shao-chuan As Executive Director of the Company     Management  For           Voted - For
2   To Consider and Approve the Share Incentive Scheme
    Regarding Non-tradable and Non-listed Domestic
    Shares                                              Management  For           Voted - For
3   To Consider and Approve the Amendments to the
    Articles of Association                             Management  For           Voted - For
4   To Consider and Approve the Public Issue of Medium
    Term Notes in the Amount of Up to Rmb1.3 Billion by
    the Company                                         Management  For           Voted - For


181




                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 28-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0513/ltn20130513475.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0513/ltn20130513482.pdf                      Non-Voting                Non-Voting
1   To Consider And, If Though Fit, Approve the Audited
    Consolidated Financial Statements of the Company
    and Its Subsidiaries for the Year 2012 and the
    Independent Auditor's Report Thereon                Management  For           Voted - For
2   To Consider And, If Though Fit, Approve the
    Company's Final Dividend of Rmb0.21 Per Share
    (before Tax) for the Year 2012                      Management  For           Voted - For
3   To Consider and , If Though Fit, Approve the Report
    of the Board of Directors of the Company (the
    ''board'') for the Year 2012                        Management  For           Voted - For
4   To Consider And, If Though Fit, Approve the Report
    of the Supervisory Committee of the Company for the
    Year 2012                                           Management  For           Voted - For
5   To Consider and If Though Fit, Approve the Company
    to Re-appoint Deloitte Touche Tohmatsu Certified
    Public Accountants LLP and Deloitte Touche Tohmatsu
    As the Company's Prc and International Auditors,
    Respectively, for A Term Expiring Upon the
    Conclusion of the Next Annual General Meeting of
    the Company and to Authorise the Board to Fix Their
    Remuneration in Accordance with the Actual Work
    Performed by the Auditors and Market Conditions     Management  For           Voted - For
6   To Consider And, If Though Fit, Pass the Issuance
    of Additional H Shares and Additional Domestic
    Shares in the Capital of the Company and to Grant
    the Board A General Mandate for the Issuance of
    Additional Shares                                   Management  For           Voted - Against
YOUKU.COM INC
CUSIP: 98742U100 TICKER: YOKU
Meeting Date: 20-Aug-12 Meeting Type: Annual
O1  That the Issuance of Youku Class A Shares,
    Including Youku Class A Shares Underlying the Adss
    ("share Issuance") That Constitute Consideration
    for Merger ("merger") Pursuant to Agreement and
    Plan of Merger ("merger Agreement") Dated March 11,
    2012, by and Among Youku, Tudou Holdings Limited
    ("tudou") and Two Merger Sub Inc. ("merger Sub"),
    be and Hereby is Authorized and Approved            Management  For           Voted - For
S2  That A New Amended and Restated Memorandum of
    Association of Youku be and is Approved and Adopted
    to Change Youku's Legal Name ("name Change") from
    "youku Inc." to "youku Tudou Inc."                  Management  For           Voted - For
                                                        182





                        GLOBAL X CHINA CONSUMER ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
S3  That, A New Amended and Restated Articles of
    Association ("new Articles") be and Hereby is
    Approved and Adopted.                               Management  For           Voted - Against
S4  That It be and Hereby is Authorized and Approved
    That the Lead Sentence in the Second Paragraph in
    Article 6(c) of the Current Articles be Replaced in
    Its Entirety with the Sentence in the Same Numbered
    Article of the New Articles                         Management  For           Voted - Against
O5  That, in the Event That There are Insufficient
    Proxies Received at the Time of the Meeting and
    Class Meetings, the Chairman of the Meeting and
    Class Meetings (as Applicable) be Instructed to
    Adjourn the Meeting and Class Meetings (as
    Applicable), All As More Fully Described in the
    Proxy Statement.                                    Management  For           Voted - For
ZHONGPIN INC.
CUSIP: 98952K107 TICKER: HOGS
Meeting Date: 27-Jun-13 Meeting Type: Special
1   To Adopt the Amended and Restated Agreement and
    Plan of Merger Dated February 8, 2013 (the "merger
    Agreement") with Golden Bridge Holdings Limited
    ("parent"), Golden Bridge Merger Sub Limited
    ("merger Sub") and Mr. Xianfu Zhu Providing for the
    Merger of Merger Sub with and Into the Company (the
    "merger"), As More Fully Described in the
    Accompanying Proxy Statement.                       Management  For           Voted - For
2   To Approve, on an Advisory (non- Binding) Basis,
    Specified Compensation That May Become Payable to
    the Named Executive Officers of the Company in
    Connection with the Merger.                         Management  For           Voted - For
3   To Approve the Adjournment of the Special Meeting,
    If Necessary Or Appropriate, to Solicit Additional
    Proxies If There are Insufficient Votes at the Time
    of the Special Meeting to Adopt the Merger
    Agreement.                                          Management  For           Voted - For


183




                         GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ANTON OILFIELD SERVICES GROUP
CUSIP: G03999102
Meeting Date: 03-Jun-13  Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking O-n the Url Links:
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/0429/ltn-201304291153.pdf and
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/0429-/ltn201304291155.pdf                    Non-Voting                Non-Voting
      Please Note in the Hong Kong Market That A Vote of
      "abstain" Will be Treated T-he Same As A "take No
      Action" Vote.                                       Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Consolidated
      Financial Statements of the Company and the Reports
      of the Directors and Auditors for the Year Ended 31
      December 2012                                       Management  For           Voted - For
2     To Declare A Final Dividend for the Year Ended 31
      December 2012                                       Management  For           Voted - For
3.ai  To Re-elect the Following Person As Director of the
      Company: Mr. Wu Di As an Executive Director         Management  For           Voted - For
3.aii To Re-elect the Following Person As Director of the
      Company: Mr. Jean Francois Poupeau As A Non-
      Executive Director                                  Management  For           Voted - For
3aiii To Re-elect the Following Person As Director of the
      Company: Mr. Zhang Yongyi As an Independent
      Non-executive Director                              Management  For           Voted - For
3.aiv To Re-elect the Following Person As Director of the
      Company: Mr. Zhu Xiaoping As an Independent
      Non-executive Director                              Management  For           Voted - For
3.av  To Re-elect the Following Person As Director of the
      Company: Mr. Wang Mingcai As an Independent
      Non-executive Director                              Management  For           Voted - For
3.b   To Authorise the Board of Directors to Fix the
      Remuneration of the Directors                       Management  For           Voted - For
4     To Re-appoint PricewaterhouseCoopers As Auditors
      and Authorise the Board of Directors to Fix Their
      Remuneration                                        Management  For           Voted - For
5.A   To Give A General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares Not
      Exceeding 20% of the Issued Share Capital of the
      Company                                             Management  For           Voted - Against
5.B   To Give A General Mandate to the Directors to
      Repurchase Shares Not Exceeding 10% of the Issued
      Share Capital of the Company                        Management  For           Voted - For
5.C   To Extend the Authority Given to the Directors
      Pursuant to Ordinary Resolution No. 5(a) to Issue
      Shares by Adding to the Issued Share Capital of the
      Company the Number of Shares Repurchased Under
      Ordinary Resolution No. 5(b)                        Management  For           Voted - Against
                                                          184





                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 03-Jun-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0516/ltn20130516741.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0516/ltn20130516737.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
1   To Approve the Master Agreement (as Defined in the
    Circular of the Company Dated 16 May 2013) and the
    Annual Caps in Relation to the Continuing Connected
    Transactions Contemplated Thereunder                Management  For           Voted - For
BEIJING ENTERPRISES HOLDINGS LTD
CUSIP: Y07702122
Meeting Date: 19-Jun-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0516/ltn20130516011.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0516/ltn20130516009.pdf                        Non-Voting                Non-Voting
1   To Receive the Audited Consolidated Financial
    Statements and Reports of the Directors and of the
    Auditors for the Year Ended 31 December 2012        Management  For           Voted - For
2   To Declare A Final Dividend                         Management  For           Voted - For
3.1 To Re-elect Mr. Wang Dong As Director               Management  For           Voted - For
3.2 To Re-elect Mr. Lei Zhengang As Director            Management  For           Voted - For
3.3 To Re-elect Mr. Jiang Xinhao As Director            Management  For           Voted - For
3.4 To Re-elect Mr. Wu Jiesi As Director                Management  For           Voted - For
3.5 To Re-elect Mr. Lam Hoi Ham As Director             Management  For           Voted - For
3.6 To Re-elect Mr. Sze Chi Ching As Director           Management  For           Voted - For
3.7 To Re-elect Mr. Shi Hanmin As Director              Management  For           Voted - For
3.8 To Authorise the Board of Directors to Fix
    Director's Remuneration                             Management  For           Voted - For
4   To Re-appoint Messrs. Ernst & Young As Auditors and
    to Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Purchase Shares Not Exceeding 10% of the Existing
    Issued Share Capital of the Company on the Date of
    This Resolution                                     Management  For           Voted - For
6   To Give A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares Not
    Exceeding 20% of the Existing Issued Share Capital
    of the Company on the Date of This Resolution       Management  For           Voted - Against


185




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Extend the General Mandate Granted to the
    Directors to Issue Shares in the Capital of the
    Company by the Number of Shares Repurchased         Management  For           Voted - Against
CHINA COAL ENERGY CO LTD
CUSIP: Y1434L100
Meeting Date: 11-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1023/ltn20121023025.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1023/ltn20121023023.pdf                        Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Guarantee in Amount of Up to Rmb234,000,000 to be
    Provided by China Coal and Coke Holdings Limited
    (as Specified) to China Coal and Coke Xuyang China
    Coal Group (as Specified)                           Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the
    Amendments to the Articles of Association of the
    Company                                             Management  For           Voted - For
Meeting Date: 01-Feb-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1217/ltn20121217264.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1217/ltn20121217276.pdf                      Non-Voting                Non-Voting
1.1 To Approve the Appointment of Mr. Li Yanjiang As A
    Non-executive Director of the Company, to Authorise
    the Remuneration Committee of the Board of
    Directors of the Company to Determine His
    Remuneration                                        Management  For           Voted - Against
1.2 To Approve the Appointment of Mr. Zhou Qinye As an
    Independent Non-executive Director of the Company,
    to Authorise the Remuneration Committee of the
    Board of Directors of the Company to Determine His
    Remuneration                                        Management  For           Voted - For
Meeting Date: 13-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0327/ltn20130327409.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0327/ltn20130327387.pdf                        Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Report of the Board of Directors of the Company for
    the Year Ended 31 December 2012                     Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the
    Report of the Supervisory Committee of the Company
    for the Year Ended 31 December 2012                 Management  For           Voted - For


186




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Consider And, If Thought Fit, to Approve the
    Audited Financial Statements of the Company for the
    Year Ended 31 December 2012                         Management  For           Voted - For
4   To Consider And, If Thought Fit, to Approve the
    Profit Distribution Proposal of the Company,
    Namely, the Proposal for Distribution of A Final
    Dividend of Rmb0.210 Per Share (tax Inclusive) in
    an Aggregate Amount of Approximately
    Rmb2,785,296,150 for the Year Ended 31 December
    2012, and to Authorise the Board of Directors of
    the Company to Implement the Aforesaid Distribution Management  For           Voted - For
5   To Consider And, If Thought Fit, to Approve the
    Capital Expenditure Budget of the Company for the
    Year Ended 31 December 2013                         Management  For           Voted - For
6   To Consider And, If Thought Fit, to Approve the
    Appointment of PricewaterhouseCoopers Zhong Tian
    Cpas Limited Company, As the Company's Domestic
    Auditor and PricewaterhouseCoopers, Certified
    Public Accountants, As the Company's International
    Auditor for the Financial Year of 2013 and to
    Authorize the Board of Directors of the Company to
    Determine Their Respective Remunerations            Management  For           Voted - For
7   To Consider And, If Thought Fit, to Approve the
    Emoluments of the Directors and Supervisors of the
    Company for the Year Ended 31 December 2013         Management  For           Voted - For
Meeting Date: 05-Jul-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0516/ltn20130516201.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0516/ltn20130516179.pdf                        Non-Voting                Non-Voting
1   To Consider and If Thought Fit, to Approve the
    Investment in Constructing China Coal Shaanxi Yulin
    Energy and Chemical Co., Ltd. Methanol Acetic Acid
    Series Deep Processing and Comprehensive
    Utilization Project                                 Management  For           Voted - For
CHINA GAS HOLDINGS LTD
CUSIP: G2109G103
Meeting Date: 16-Aug-12 Meeting Type: Annual General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0713/ltn20120713344.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Reports of Directors
    and Auditors of the Company for the Year Ended 31
    March 2012                                          Management  For           Voted - For


187




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2     To Declare A Final Dividend of Hk3.92 Cents Per
      Share for the Year Ended 31 March 2012              Management  For           Voted - For
3a.i  To Re-elect Mr. Ma Jinlong As A Director            Management  For           Voted - For
3a.ii To Re-elect Mr. Moon Duk Kyu As A Director          Management  For           Voted - Against
3aiii To Re-elect Dr. Mao Erwan As A Director             Management  For           Voted - For
3.b   To Authorize the Board of Directors of the Company
      to Fix the Directors' Remuneration                  Management  For           Voted - Against
4     To Re-appoint the Auditors of the Company and to
      Authorise the Board of Directors to Fix Their
      Remuneration                                        Management  For           Voted - For
5     To Grant A General Mandate to the Directors to
      Repurchase the Company's Own Shares (ordinary
      Resolution No. 5 of the Notice)                     Management  For           Voted - For
6     To Grant A General Mandate to the Directors to
      Issue and Allot the Company's Shares (ordinary
      Resolution No. 6 of the Notice)                     Management  For           Voted - Against
7     To Include Nominal Amount of the Shares Repurchased
      by the Company in Resolution No. 5 to Mandate
      Granted to the Directors in Resolution No. 6
      (ordinary Resolution No. 7 of the Notice)           Management  For           Voted - Against
      Please Note That This is A Revision Due to Receipt
      of Actual Record Date 09 Au-g 2012. If You Have
      Already Sent in Your Votes, Please Do Not Return
      This Prox-y Form Unless You Decide to Amend Your
      Original Instructions. Thank You.                   Non-Voting                Non-Voting
Meeting Date: 16-Aug-12 Meeting Type: Special General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-resolution "1". Thank
      You.                                                Non-Voting                Non-Voting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0731/ltn20120731269.pdf                      Non-Voting                Non-Voting
1     To Approve, Confirm and Ratify the 51% Agreement
      and the Transactions Contemplated Thereunder and to
      Authorise Any One Or More of the Directors of the
      Company to Do All Such Acts and Things and Execute
      All Such Documents Which He/they Consider
      Necessary, Desirable Or Expedient for the Purpose
      Of, Or in Connection With, the Implementation of
      and Giving Effect to the 51% Agreement and the
      Transactions Contemplated Thereunder                Management  For           Voted - For
      Please Note That This is A Revision Due to Change
      in Record Date from 15 Aug 2-012 to 09 Aug 2012. If
      You Have Already Sent in Your Votes, Please Do Not
      Retu-rn This Proxy Form Unless You Decide to Amend
      Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
Meeting Date: 10-Sep-12 Meeting Type: Special General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions. Thank
      You.                                                Non-Voting                Non-Voting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-


188




    GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0823/ltn20120823647.pdf                      Non-Voting                Non-Voting
1   To Approve the Employment Contract Entered Into
    Between the Company and Mr. Liu Ming Hui Dated 17
    August 2012 in Respect of His Appointment As
    Managing Director and President of the Company and
    the Transactions Contemplated Thereunder            Management  For           Voted - For
2   To Approve the Employment Contract Entered Into
    Between the Company and Mr. Leung Wing Cheong, Eric
    Dated 17 August 2012 in Respect of His Appointment
    As Deputy Managing Director and Chief Financial
    Officer of the Company and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
3   To Approve the Employment Contract Entered Into
    Between the Company and Mr. Huang Yong Dated 17
    August 2012 in Respect of His Appointment As
    Executive President of the Company and the
    Transactions Contemplated Thereunder                Management  For           Voted - For
4   To Approve the Employment Contract Entered Into
    Between the Company and Mr. Pang Yingxue Dated 17
    August 2012 in Respect of His Appointment As Deputy
    Executive President of the Company and the
    Transactions Contemplated Thereunder                Management  For           Voted - For
5   To Approve the Employment Contract Entered Into
    Between the Company and Mr. Zhu Weiwei Dated 17
    August 2012 in Respect of His Appointment As A Vice
    President of the Company and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
6   To Approve the Employment Contract Entered Into
    Between the Company and Mr. Ma Jinlong Dated 17
    August 2012 in Respect of His Appointment As A Vice
    President of the Company and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
7   To Approve the Employment Contract Entered Into
    Between the Company and Mr. Kim Yong Joong Dated 17
    August 2012 in Respect of His Appointment As A Vice
    President of the Company and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
8   To Approve the Election of Mr. Liu Ming Hui As an
    Executive Director of the Company to Hold Office
    from the Date on Which This Resolution is Passed    Management  For           Voted - For
9   To Approve A Special Payment be Made by the Company
    to Ms. Wong Sin Yue, Cynthia in the Amount of Hkd
    210,000 Per Month During the Period Commencing from
    3 March 2011, the Date on Which She Was Appointed
    As Chairperson of the Company, and Ending on the
    Earliest Of: (i) the Date of the Sgm; (ii) the Day
    Immediately After the Offerors Inform the Company,
    Or Announce, That They Do Not Intend to Proceed
    with the Unsolicited Pre-conditional Voluntary Cash
    Offer; Or (iii) the Day Immediately After the Offer
    Lapses                                              Management  For           Voted - For
10  To Authorise Any One Or More of the Directors to Do
    All Such Acts and Things and Execute All Such
    Documents Which He/they Consider Necessary,


189




                          GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Desirable Or Expedient for the Purpose Of, Or in
    Connection With, the Implementation of and Giving
    Effect to the Above Employment Contracts and
    Special Payment and the Transactions Contemplated
    Thereunder                                          Management  For           Voted - For
Meeting Date: 08-Feb-13   Meeting Type: Special General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0122/ltn20130122226.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0122/ltn20130122219.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   (a) the Acquisition and the Transactions
    Contemplated Under the Share Purchase Agreement (a
    Copy of Which Has Been Produced to the Sgm Marked
    "a" and Signed by the Chairman of the Sgm for the
    Purpose of Identification), be and Hereby Approved,
    Confirmed and Ratified; and (b) Any One of the
    Directors of the Company be and Hereby Authorized
    to Do All Such Acts and Things and to Sign All
    Documents and to Take Any Steps Which in Their
    Absolute Discretion Considered to be Necessary,
    Desirable Or Expedient for the Purpose of
    Implementing And/or Giving Effect to the
    Acquisition and the Transactions Contemplated Under
    the Share Purchase Agreement                        Management  For           Voted - For
2   Subject to Completion of the Share Purchase
    Agreement, to the Fulfilment of the Conditions
    Relating to the Allotment of the Consideration
    Shares and to the Directors Approving the Issue of
    the Consideration Shares and Conditional Upon the
    Listing Committee of the Stock Exchange Granting
    the Listing Of, and the Permission to Deal In, the
    Consideration Shares, the Directors be and are
    Hereby Specifically Authorised to Allot and Issue
    the Consideration Shares, Credited As Fully Paid,
    to the Sellers Or Their Respective Nominees in
    Accordance with the Terms and Conditions of the
    Share Purchase Agreement                            Management  For           Voted - For
3   Mr. Ho Yeung be and is Hereby Re-elected As an
    Independent Non-executive Director of the Company
    with Immediate Effect                               Management  For           Voted - For
4   Ms. Chen Yanyan be and is Hereby Re-elected As an
    Independent Non-executive Director of the Company
    with Immediate Effect                               Management  For           Voted - For


190




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA LONGYUAN POWER GROUP CORPORATION LTD
CUSIP: Y1501T101
Meeting Date: 31-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0415/ltn20130415027.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0415/ltn20130415023.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors (the "board") of the Company for the Year
    2012                                                Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Board of the Company for the Year 2012  Management  For           Voted - For
3   To Consider and Approve the Final Financial
    Accounts of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
4   To Consider and Accept the Independent Auditor's
    Report and the Company's Audited Financial
    Statements for the Year Ended 31 December 2012      Management  For           Voted - For
5   To Consider and Approve the Budget Report of the
    Company for the Year Ending 31 December 2013        Management  For           Voted - For
6   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year Ended 31 December
    2012, Namely, the Proposal for Distribution of A
    Final Dividend of Rmb0.0637 Per Share (tax
    Inclusive) in Cash in an Aggregate Amount of
    Approximately Rmb511,918,000 for the Year Ended 31
    December 2012, and to Authorise the Board to
    Implement the Aforesaid Distribution                Management  For           Voted - For
7   To Consider and Approve the Re-appointment of Rsm
    China Certified Public Accountants Co., Ltd. As the
    Company's Prc Auditor for the Year 2013 for A Term
    Until the Conclusion of the Next Annual General
    Meeting of the Company, and to Authorise the Audit
    Committee of the Board to Determine Their
    Remuneration                                        Management  For           Voted - For
8   To Consider and Approve the Re-appointment of KPMG
    As the Company's International Auditor for the Year
    2013 for A Term Until the Conclusion of the Next
    Annual General Meeting of the Company, and to
    Authorise the Audit Committee of the Board to
    Determine Their Remuneration                        Management  For           Voted - For
9   To Consider and Approve the Remuneration Plan for
    Directors and Supervisors of the Company for the
    Year 2013                                           Management  For           Voted - For
10  To Consider and Approve the Application for
    Registration of Multiple Tranches of Private Debt
    Financing Instruments with an Aggregate Principal
    Amount of Up to Rmb10 Billion (including Rmb10
    Billion) in the Inter-bank Market of the Prc and
    Seek Chances to Issue Such Private Debt Financing
    Instruments, and to Authorise the Board and Its


191




                          GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Authorised Persons to Deal with All Relevant
    Matters Relating to Such Issue of Private Debt
    Financing Instruments and to Approve the Delegation
    of the Authority by the Board to the Management of
    the Company with Immediate Effect to Deal with All
    Such Matters Relating to Such Issue of Private Debt
    Financing Instruments Within the Scope of
    Authorisation Aforementioned                        Management  For           Voted - For
11  To Consider and Approve the Granting of A General
    Mandate to the Board to Issue, Allot and Deal with
    Additional Domestic Shares and H Shares Not
    Exceeding 20% of Each of the Aggregate Nominal
    Values of the Domestic Shares and H Shares of the
    Company Respectively in Issue, and to Authorise the
    Board to Make Amendments to the Articles of
    Association of the Company As It Thinks Fit So As
    to Reflect the New Share Capital Structure of the
    Company Upon the Allotment Or Issue of Additional
    Shares Pursuant to the Mandate                      Management  For           Voted - Against
12  To Consider and Approve the Proposals (if Any) Put
    Forward at the Agm by Shareholder(s) Holding 3% Or
    More of the Shares of the Company Carrying the
    Right to Vote Thereat                               Management  For           Voted - Against
CHINA OILFIELD SERVICES LTD
CUSIP: Y15002101
Meeting Date: 24-May-13   Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0415/ltn20130415633.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0415/ltn20130415593.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0415/ltn20130415659.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Audited Financial
    Statements and the Report of the Auditor for the
    Year Ended 31 December 2012                         Management  For           Voted - For
2   To Consider and Approve the Proposed Profit
    Distribution and Annual Dividend for the Year Ended
    31 December 2012                                    Management  For           Voted - For
3   To Consider and Approve the Report of the Directors
    of the Company for the Year Ended 31 December 2012  Management  For           Voted - For
4   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
5   To Appoint Deloitte Touche Tohmatsu Certified
    Public Accountants LLP and Deloitte Touche Tohmatsu
    As the Domestic and International Auditors of the
    Company for the Year 2013 and to Authorise the
    Board of Directors to Fix the Remuneration Thereof  Management  For           Voted - For
6   To Re-elect Mr. Fong Wo, Felix As an Independent
    Non-executive Director of the Company with
    Immediate Effect                                    Management  For           Voted - For


192




    GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Re-elect Mr. Chen Quansheng As an Independent
    Non-executive Director of the Company with
    Immediate Effect                                    Management  For           Voted - For
8   To Appoint Mr. Zeng Quan As A Non-executive
    Director of the Company with Immediate Effect       Management  For           Voted - Against
9   To Appoint Mr. Zhang Zhaoshan As A Supervisor of
    the Company with Immediate Effect                   Management  For           Voted - For
10  That the Articles of Association of the Company be
    and are Hereby Amended As Follows: (a) Article 166
    be Deleted in Its Entirety and Substituting
    Therefor by the Following New Article 166: "article
    166 When Distributing the After-tax Profits of the
    Current Year, the Company Shall Allocate 10 Percent
    of Its Profits to the Statutory Reserve Fund. in
    the Event That the Accumulated Statutory Reserve
    Fund of the Company Has Reached More Than 50
    Percent of the Registered Capital of the Company,
    No Allocation is Needed.                            Management  For           Voted - For
    Contd Current Year. After Allocating the Statutory
    Reserve Fund from The-after-tax Profits of the
    Company, the Company Can Allocate the Other
    Reserve-fund According to the Resolution of the
    Shareholders' General Meeting. The- Remaining
    Profits Shall, After Making Up the Losses and
    Allocating The-reserve Funds, be Distributed in
    Accordance with the Proportion of Shares-held by
    the Shareholders, Priority Should be Given to the
    Distribution Of-profits in Cash. the Company Should
    Keep Its Policy of Distribution Of-profits
    Consecutive and Stable. the Company Should Give
    Adequate-consideration to Shareholders' Return.
    Except for the Circumstances Set Out-in Paragraph 6
    of This Article, in Ensuring the Normal Operation
    of The-company and Continuous Development, and As
    Long As the Profit for The- Relevant Year and
    Accumulated Contd                                   Non-Voting                Non-Voting
    Contd Retained Earnings Remain Positive, the Annual
    Dividend Level Shall Not-be Lower Than 20% of the
    Total Net Profit for the Year. the Specific
    Payout-amount Shall be Finally Approved by the
    Shareholders in A General Meeting.-when the
    Operating Conditions of the Company are Good, and
    the Board is Of-the View That the Price of the
    Share Does Not Match the Company's Capital-
    Structure and It is in the Interest of the
    Shareholders for the Company To-pay Dividend, the
    Company May Make A Preliminary Distribution of
    Share-dividend As Long As the Conditions About Cash
    Dividend Above Can be Met. In-case of War, Natural
    Disasters and Other Force Majeure Event, Or There
    Exist-changes to the External Operating Environment
    That Have A Material Impact On-the Company's
    Operation, Or the Company's Own Operating
    Conditions Changed-contd                            Non-Voting                Non-Voting
    Contd Significantly, the Company May Adjust Its
    Profit Distribution Policy.-the Adjustment of the


193




GLOBAL X CHINA ENERGY ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
Profit Distribution Policy Shall be Subject to The-
Opinion of the Independent Directors and Shall be
Discussed in Detail by The-board on the Reasons for
the Adjustment. the Resolution of the Board Shall
Be-submitted to the Shareholders for Approval by
Way of A Special Resolution.-internet Voting for
Shareholders Shall be Arranged by the Company for
The-general Meeting to Approve Changes to the
Profit Distribution Policy (b)-article 170 be
Deleted in Its Entirety and Substituting Therefor
by The-following New Article 170: "article 170 the
Company May Distribute Dividends-in the Following
Forms: (1) Cash; (2) Shares; (3) A Mix of Cash and
Shares."-(c) Article 171 be Deleted in Its Entirety
and Substituting Therefor by The-contd                 Non-Voting                Non-Voting
Contd Following New Article 171: "article 171 the
Company's Profit-distribution Plan Shall be
Prepared by the Ceo and Submitted to the Board
Of-directors to Review, the Independent Directors
Shall Provide Their-independent Opinions, and the
Board Resolution Shall be Submitted to The-
Shareholders at A General Meeting to Approve. the
Convening of The-shareholders' General Meeting
Should be Consistent with the Regulatory-
Requirements of the Place of Listing of the
Company. After the Shareholders-at A General
Meeting Have Resolved for A Profit Distribution,
the Board Of-directors of the Company Shall
Complete the Distribution of Dividends (or-shares)
Within Two Months of the Shareholders' General
Meeting. If The-company Elects Not to Make A Cash
Dividend in Accordance with the Special-
Circumstances Set Forth in Article 166, Contd          Non-Voting                Non-Voting
Contd the Board of Directors Shall Provide the
Specific Reasons for Not-paying A Cash Dividend,
the Exact Purpose of the Retained Earnings of The-
Company and the Expected Investment Income and
Other Related Matters, Present-to the Independent
Directors for Their Opinion and Submitted to
The-shareholders' General Meeting for Approval. the
Reasons Shall Also Be-disclosed in Designated Media    Non-Voting                Non-Voting
11 To Consider and If, Thought Fit, Pass the Following
Resolution As A Special Resolution of the Company
Subject to the Following Conditions: (a) Subject to
Paragraphs (b) and (c) Below and Subject to All
Applicable Laws, Rules and Regulations And/or
Requirements of the Governmental Or Regulatory Body
of Securities in the People's Republic of China
(the "prc"), the Stock Exchange of Hong Kong
Limited (the "stock Exchange") Or of Any Other
Governmental Or Regulatory Body, the Directors of
the Company be and are Hereby Authorised to
Exercise, Whether by A Single Exercise Or
Otherwise, All the Powers of the Company to Allot,
Issue and Deal with the Overseas Listed Foreign
Shares ("h Shares") During the Relevant Period (as


194




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Defined in Paragraph (d) Below); (b) the Aggregate
    Nominal Amount of the H Shares Which are Authorised
    to Contd                                            Management  For           Voted - Against
    Contd be Allotted by the Directors of the Company
    Pursuant to the Approval-under Paragraph (a) Above
    Shall Not Exceed 20% of the Aggregate
    Nominal-amount of the H Shares of the Company in
    Issued As at the Date of Passing-this Resolution,
    and the Said Approval Shall be Limited Accordingly;
    and (c)-the Authority Granted Under Paragraph (a)
    Above Shall be Conditional Upon The-approvals of
    Any Regulatory Authorities As Required by the Laws,
    Rules And-regulations of the Prc Being Obtained by
    the Company; (d) for The                            Non-Voting                Non-Voting
    Contd Law Or the Company's Articles of Association
    to be Held; Or (iii) The-date Upon Which the
    Authority Set Out in This Resolution is Revoked Or
    Varied-by Way of Special Resolution of the Company
    in General Meeting. (e) Subject-to the Approval of
    All Relevant Governmental Authorities in the Prc
    for The-issue and Allotment of and Dealing in Such
    H Shares Being Granted, The-directors of the
    Company be and is Hereby Authorised to (i) Make
    Such-corresponding Amendments to the Articles of
    Association (the "articles") Of-the Company As It
    Thinks Fit So As to Change the Registered Capital
    of The-company and to Reflect the New Capital
    Structure of the Company Upon The-exercise of the
    Authority to Allot, Issue and Deal in H Shares As
    Conferred- Under Paragraph (a) Above; and (ii) File
    the Amended Articles with The-relevant Contd        Non-Voting                Non-Voting
    Contd Governmental Authorities of the Prc of the
    Company                                             Non-Voting                Non-Voting
CHINA PETROLEUM & CHEMICAL CORP SINOPEC, BEIJING
CUSIP: Y15010104
Meeting Date: 16-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0826/ltn20120826074.pdf                      Non-Voting                Non-Voting
1   That, As Set Out in the Circular Dated 24 August
    2012 Issued by Sinopec Corp. to Its Shareholders
    (the "circular"): (a) the Renewal of Major
    Continuing Connected Transactions (including the
    Relevant Proposed Caps) and the Non-major
    Continuing Connected Transactions (including the
    Relevant Proposed Caps) for the Three Years Ending
    on 31 December 2015 be and are Hereby Approved; (b)
    the Continuing Connected Transactions Third
    Supplemental Agreement Entered Into Between Sinopec


195




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Corp. (on Behalf of Itself and Its Subsidiaries)
    and China Petrochemical Corporation (on Behalf of
    Itself and Members of the Sinopec Group) be and is
    Hereby Approved, Ratified and Confirmed; (c) Mr.
    Wang Xinhua, the Chief Financial Officer of Sinopec
    Corp., be and is Hereby Authorized to Sign Or
    Execute Such Other Documents Or Supplemental
    Agreements on Behalf of Sinopec Corp. and to Take
    All Such Actions Pursuant to the Relevant Board
    Resolutions As Necessary Or Desirable                Management  For           Voted - For
2   To Consider and Approve the Zhong Ke Guangdong
    Refinery Integration Project (the "refinery
    Project") As Set Out in the Circular and to
    Authorise Mr. Wang Tianpu, Vice Chairman of the
    Board of Directors of Sinopec Corp. and President
    of Sinopec Corp. to Take All Necessary Actions in
    Relation to the Refinery Project, Including But Not
    Limited to the Formulation and Execution of All the
    Necessary Legal Documents                            Management  For           Voted - For
3   To Consider and Approve the Proposed Amendments to
    the Articles of Association of Sinopec Corp. As Set
    Out in the Circular and to Authorise the Secretary
    to the Board of Directors of Sinopec Corp. To, on
    Behalf of Sinopec Corp., Deal with All Procedural
    Requirements Such As Applications, Approvals,
    Registrations and Filings in Relation to the
    Proposed Amendments to the Articles of Association
    (including Cosmetic Amendments As Requested by the
    Regulatory Authorities)                              Management  For           Voted - For
Meeting Date: 29-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                           Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0410/ltn20130410635.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0410/ltn20130410613.pdf                         Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of Sinopec Corp. for the Year 2012         Management  For           Voted - For
2   To Consider and Approve the Report of the Board of
    Supervisors of Sinopec Corp. for the Year 2012       Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Reports and Audited Consolidated Financial Reports
    of Sinopec Corp. for the Year Ended 31 December 2012 Management  For           Voted - For
4   To Authorise the Board of Directors of Sinopec
    Corp. (the "board") to Determine the Interim Profit
    Distribution Plan of Sinopec Corp. for the Year 2013 Management  For           Voted - For
5   To Consider and Approve the Appointment of
    PricewaterhouseCoopers and PricewaterhouseCoopers
    Zhong Tian Cpas Limited Company As External
    Auditors of Sinopec Corp. for the Year 2013,


196




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Respectively, and to Authorise the Board to
    Determine Their Remunerations                       Management  For           Voted - For
6   To Consider and Approve the Profit Distribution
    Plan of Sinopec Corp. for the Year Ended 31
    December 2012                                       Management  For           Voted - For
7   To Approve the Proposed Amendments to the Articles
    of Association of Sinopec Corp., and to Authorise
    the Secretary to the Board To, on Behalf of Sinopec
    Corp., Deal with All Procedural Requirements Such
    As Applications, Approvals, Registrations and
    Filings in Relation to the Proposed Amendments to
    the Articles of Association (including Cosmetic
    Amendments As Requested by the Regulatory
    Authorities)                                        Management  For           Voted - For
8   To Extend the Term of Validity of the Proposal
    Regarding Issuance of Rmb30 Billion A Share
    Convertible Bonds and Other Related Matters         Management  For           Voted - For
9   To Authorise the Board to Determine the Proposed
    Plan for the Issuance of Debt Financing
    Instrument(s)                                       Management  For           Abstain
10  To Grant to the Board A General Mandate to Issue
    New Domestic Shares And/or Overseas Listed Foreign
    Shares                                              Management  For           Voted - Against
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 5. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy-form Unless You Decide to Amend
    Your Original Instructions. Thank You               Non-Voting                Non-Voting
Meeting Date: 29-May-13 Meeting Type: Class Meeting
    Please Note That the Proxy Form is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0410/ltn20130410617.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the Profit Distribution
    Plan for Sinopec Corp. for the Year Ended 31
    December 2012                                       Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You                             Non-Voting                Non-Voting
CHINA POWER INTERNATIONAL DEVELOPMENT LTD
CUSIP: Y1508G102
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412616.pdf-and-
                                                        197





                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412606.pdf                         Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and the Reports
    of the Board of Directors and of the Auditor for
    the Year Ended 31 December 2012                      Management  For           Voted - For
2   To Consider and Declare A Final Dividend of
    Rmb0.090 (equivalent to Hkd 0.1113) Per Ordinary
    Share for the Year Ended 31 December 2012            Management  For           Voted - For
3   To Re-elect Mr. Wang Zichao As Director              Management  For           Voted - Against
4   To Re-elect Mr. Kwong Che Keung, Gordon As Director  Management  For           Voted - For
5   To Re-elect Mr. Li Fang As Director                  Management  For           Voted - For
6   To Re-elect Mr. Tsui Yiu Wa, Alec As Director        Management  For           Voted - For
7   To Authorise the Board of Directors to Fix the
    Directors' Remuneration                              Management  For           Voted - For
8   To Re-appoint Messrs. PricewaterhouseCoopers As the
    Auditor of the Company and to Authorise the Board
    of Directors to Fix Its Remuneration                 Management  For           Voted - For
9A  To Give A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares Not
    Exceeding 20 Per Cent. of the Issued Share Capital
    of the Company                                       Management  For           Voted - Against
9B  To Give A General Mandate to the Directors to
    Repurchase Shares of the Company Not Exceeding 10
    Per Cent. of the Issued Share Capital of the Company Management  For           Voted - For
9C  To Extend the General Mandate Granted to the
    Directors to Allot, Issue and Deal with Additional
    Shares of an Amount Not Exceeding the Aggregate
    Nominal Amount of Shares Repurchased by the Company  Management  For           Voted - Against
CHINA RESOURCES POWER HOLDINGS CO LTD
CUSIP: Y1503A100
Meeting Date: 07-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links: H-
    Ttp://www.hkexnews.hk/listedco/listconews/sehk
    /2013/0415/ltn20130415882.pdf,-htt-
    P://www.hkexnews.hk/listedco/listconews/sehk/20
    13/0415/ltn20130415866.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0416/ltn20130416437.pdf                         Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Report of the Directors and
    Independent Auditor's Report for the Year Ended 31
    December 2012                                        Management  For           Voted - For


198




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Declare A Final Dividend of Hkd 0.45 Per Share
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3.1 To Re-elect Mr. Wang Yujun As Director              Management  For           Voted - Against
3.2 To Re-elect Mr. Du Wenmin As Director               Management  For           Voted - Against
3.3 To Re-elect Mr. Wei Bin As Director                 Management  For           Voted - Against
3.4 To Re-elect Mr. Chen Ji Min As Director             Management  For           Voted - For
3.5 To Re-elect Mr. Ma Chiu Cheung Andrew As Director   Management  For           Voted - For
3.6 To Re-elect Mr. Huang Daoguo As Director            Management  For           Voted - Against
3.7 To Re-elect Mr. Chen Ying As Director               Management  For           Voted - Against
3.8 To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As Auditors
    and Authorise the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company (ordinary
    Resolution in Item No.5 of the Notice of Annual
    General Meeting)                                    Management  For           Voted - For
6   To Give A General Mandate to the Directors to Issue
    New Shares of the Company (ordinary Resolution in
    Item No.6 of the Notice of Annual General Meeting)  Management  For           Voted - Against
7   To Extend the General Mandate to be Given to the
    Directors to Issue Shares (ordinary Resolution in
    Item No.7 of the Notice of Annual General Meeting)  Management  For           Voted - Against
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
CHINA SHENHUA ENERGY COMPANY LTD
CUSIP: Y1504C113
Meeting Date: 14-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1". Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0729/ltn20120729006.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0729/ltn20120729008.pdf                        Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Following Mandate and Authorise the Board of
    Directors of the Company to Carry Out the
    Following:-(1) to Determine the Proposed Issue of
    Debt Financing Instruments of the Company Within
    the Limit of Issuance, Including But Not Limited to
    Short-term Debentures, Medium-term Notes, Super
    Short-term Commercial Papers, Corporate Bonds and
    Enterprise Bonds in Domestic Market As Well As
    Renminbi Denominated Bonds and Foreign Currency


199




GLOBAL X CHINA ENERGY ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Denominated Bonds, Etc. in Overseas Market
(excluding Convertible Bonds That May be Converted
Into Equity Securities). (2) to Determine and
Finalise, Based on the Company's Needs and Market
Conditions, the Specific Terms and Conditions of
and Contd                                           Management  For           Abstain
Contd All Relevant Matters in Connection with the
Proposed Issue of Debt-financing Instruments,
Including But Not Limited to Type, Principal,
Interest-rate, Term, Issuance Timing, Targets and
Use of Proceeds of Such Debt-financing Instruments
to be Issued Within the Aforesaid Limit and
The-production, Execution and Disclosure of All
Necessary Documents. (3) To-ensure the Gearing
Ratio (total Liabilities/total Assets) Based on
The-company's Consolidated Financial Statements
Upon Completion of Each Issuance- Not Exceeding
50%, in Addition to the Compliance with the
Restrictions by The-government and Relevant
Regulatory Authorities on the Issuance Size of
The-debt Financing Instruments to be Issued by the
Company Under Contd                                 Non-Voting                Non-Voting
Contd These Authorisations. the Gearing Ratio is
Calculated Based on The-latest Published
(quarterly, Interim Or Annual) Financial Statements
of The-company Prior to the Proposed Issue, Taking
Into Consideration the Amount Of-debt Financing
Instruments Issued Or Repaid at the End of the
Reporting-period Up to the Date of the Proposed
Issue As Well As the Size of The- Proposed
Issuance. (4) to Satisfy the Following Criteria for
Any Corporate-bonds to be Issued Through A Domestic
Exchange: the Principal Shall Not-exceed Rmb50
Billion; the Term Shall Not Exceed 10 Years; and
Such Corporate-bonds May be Issued to the Company's
Shareholders by Way of Placing,-arrangement Details
of Which (availability of Placing, Contd            Non-Voting                Non-Voting
Contd Placing Ratio, Etc.) Shall be Determined by
the Board of Directors-according to Market
Conditions and the Terms and Conditions of the
Proposed-issue. (5) to Delegate the Mandate to Dr.
Ling Wen, the Executive Director-and President of
the Company, and Ms. Zhang Kehui, the Chief
Financial-officer, Within the Scope of This Mandate
for Determining Other Matters-related to Such
Issuance and Implementing Specific Measures Upon
Determining-the Type, Principal, Term and Use of
Proceeds of Each Issuance of the Debt-financing
Instruments by the Board of Directors of the
Company. (6) The-mandate and the Authorisations Set
Out in This Resolution Shall Remain-effective
Within 24 Months Commencing from the Date on Which
This Resolution-is Approved by Shareholders at the
General Meeting                                     Non-Voting                Non-Voting


200




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 21-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/0426/ltn20130426141-6.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn201304261412.pdf                       Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Report of the Board of Directors of the Company for
    the Year Ended 31 December 2012                     Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the
    Report of the Board of Supervisors of the Company
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3   To Consider And, If Thought Fit, to Approve the
    Audited Financial Statements of the Company for the
    Year Ended 31 December 2012                         Management  For           Voted - For
4   To Consider And, If Thought Fit, to Approve the
    Company's Profit Distribution Plan for the Year
    Ended 31 December 2012: I.e. Final Dividend for the
    Year Ended 31 December 2012 in the Amount of
    Rmb0.96 Per Share (inclusive of Tax) be Declared
    and Distributed, the Aggregate Amount of Which is
    Approximately Rmb19,094 Billion, and to Authorise A
    Committee Comprising of Dr. Zhang Xiwu, Dr. Zhang
    Yuzhuo and Dr. Ling Wen to Implement the Above
    Mentioned Profit Distribution Plan and to Deal with
    Matters in Relation to Tax With-holding As Required
    by Relevant Laws, Regulations and Regulatory
    Authorities                                         Management  For           Voted - For
5   To Consider And, If Thought Fit, to Approve the
    Remuneration of the Directors and Supervisors of
    the Company for the Year Ended 31 December 2012:
    I.e. Aggregate Remuneration of the Executive
    Directors is in the Amount of Rmb1,950,975.55;
    Aggregate Remuneration of the Non-executive
    Directors is in the Amount of Rmb1,350,000, of
    Which the Aggregate Remuneration of the Independent
    Nonexecutive Directors is in the Amount of
    Rmb1,350,000, the Nonexecutive Directors (other
    Than the Independent Non-executive Directors) are
    Remunerated by Shenhua Group Corporation Limited
    and are Not Remunerated by the Company in Cash;
    Remuneration of the Supervisors is in the Amount of
    Rmb2,032,514.92                                     Management  For           Voted - For
6   To Consider And, If Thought Fit, to Approve the
    Appointment of Deloitte Touche Tohmatsu and
    Deloitte Touche Tohmatsu Cpa Ltd. As the
    International and Prc Auditors Respectively of the
    Company and to Authorise A Committee Comprising of
    Mr. Zhang Xiwu, Mr. Zhang Yuzhuo, Mr. Ling Wen and
    Mr. Gong Huazhang, All Being Directors of the
    Company, to Determine Their 2013 Remuneration       Management  For           Voted - For


201




    GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Consider And, If Thought Fit, to Approve the
    Revision of Annual Cap Under the Current Mutual
    Coal Supply Agreement for the Year Ending 31
    December 2013                                       Management  For           Voted - For
8   To Consider And, If Thought Fit, to Approve the
    Supplementary Agreement to the Current Financial
    Services Agreement and the Revision of Certain
    Annual Caps Under the Current Financial Services
    Agreement for the Year Ending 31 December 2013      Management  For           Voted - For
9   To Consider And, If Thought Fit, to Approve the
    Mutual Coal Supply Agreement, the Proposed Annual
    Caps in Relation Thereto and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
10  To Consider And, If Thought Fit, to Approve the
    Mutual Supplies and Services Agreement, the
    Proposed Annual Caps in Relation Thereto and the
    Transactions Contemplated Thereunder                Management  For           Voted - For
11  To Consider And, If Thought Fit, to Approve the
    Financial Services Agreement, the Proposed Annual
    Caps in Relation Hereto and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
12  To Consider And, If Thought Fit, to Approve the
    Change of Use of A Portion of the Proceeds from the
    A Share Offering                                    Management  For           Voted - For
13  To Consider And, If Thought Fit, to Approve the
    Amendments to the Articles of Association of the
    Company (details of Which are Set Out in the
    Announcement Dated 24 August 2012 and the Circular
    Dated 9 April 2013 and to Authorise A Committee
    Comprising of Dr. Zhang Xiwu, Dr. Zhang Yuzhuo and
    Dr. Ling Wen, All Being Directors of the Company,
    To, After Passing of This Resolution, Carry Out
    Further Amendments to the Articles of Association
    of the Company As They May Consider Necessary and
    Appropriate at the Request of Relevant Regulatory
    Authorities from Time to Time in the Course of
    Filing the Articles of Association with Such
    Regulatory Authorities                              Management  For           Voted - For
14  To Consider And, If Thought Fit, To:- (1) Approve A
    General Mandate to the Board of Directors To, by
    Reference to Market Conditions and in Accordance
    with Needs of the Company, to Allot, Issue and Deal
    With, Either Separately Or Concurrently, Additional
    Domestic Shares (a Shares) and Overseas-listed
    Foreign Invested Shares (h Shares) Not Exceeding
    20% of Each of the Number of Domestic Shares (a
    Shares) and the Number of Overseas-listed Foreign
    Invested Shares (h Shares) in Issue at the Time of
    Passing This Resolution at Annual General Meeting.  Management  For           Voted - Against
    Contd to the Following):- (i) Formulate and
    Implement Detailed Issuance Plan,-including But Not
    Limited to the Class of Shares to be Issued,
    Pricing-mechanism And/or Issuance Price (including
    Price Range), Number of Shares To-be Issued,
    Allottees and Use of Proceeds, Time of Issuance,


202




GLOBAL X CHINA ENERGY ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Period Of-issuance and Whether to Issue Shares to
Existing Shareholders; (ii) Approve-and Execute, on
Behalf of the Company, Agreements Related to Share
Issuance,-including But Not Limited to Underwriting
Agreement and Engagement Agreements-of Professional
Advisers; (iii) Approve and Execute, on Behalf of
The-company, Documents Related to Share Issuance
for Submission to Regulatory-authorities, and to
Carry Out Approval Procedures Required by
Regulatory-authorities and Venues in Which the
Company is Listed; (iv) Amend, As-required by Contd Non-Voting                Non-Voting
Contd Regulatory Authorities Within Or Outside
China, Agreements And-statutory Documents Referred
to in (ii) and (iii) Above; (v) Engage The-
Services of Professional Advisers for Share
Issuance Related Matters, and To-approve and
Execute All Acts, Deeds, Documents Or Other Matters
Necessary,-appropriate Or Required for Share
Issuance; (vi) Increase the Registered- Capital of
the Company After Share Issuance, and to Make
Corresponding-amendments to the Articles of
Association of the Company Relating to
Share-capital and Shareholdings Etc, and to Carry
Out Statutory Registrations And-filings Within and
Outside China. the Above General Mandate Will
Expire On-the Earlier of ("relevant Period"):- (a)
the Conclusion of the Annual General-meeting of the
Company for 2013; (b) the Expiration of A Period of
Twelve-months Following Contd                       Non-Voting                Non-Voting
Contd the Passing of This Special Resolution at the
Annual General Meeting-for 2012; Or (c) the Date on
Which the Authority Conferred by This
Special-resolution is Revoked Or Varied by A
Special Resolution of Shareholders at A-general
Meeting, Except Where the Board of Directors Has
Resolved to Issue-domestic Shares (a Shares) Or
Overseas-listed Foreign Invested Shares (h- Shares)
During the Relevant Period and the Share Issuance
is to be Continued-or Implemented After the
Relevant Period                                     Non-Voting                Non-Voting
15 To Consider And, If Thought Fit, to Approve the
Following General Mandate to Repurchase Domestic
Shares (a Shares) and Overseaslisted Foreign
Invested Shares (h Shares):- (1) Approve A General
Mandate to the Board of Directors To, by Reference
to Market Conditions and in Accordance with Needs
of the Company, to Repurchase Domestic Shares (a
Shares) Not Exceeding 10% of the Number of Domestic
Shares (a Shares) in Issue at the Time When This
Resolution is Passed at Annual General Meeting and
the Relevant Resolutions are Passed at Class
Meetings of Shareholders. Pursuant to Prc Laws and
Regulations, and for Repurchases of Domestic Shares
(a Shares), the Company Will Seek Further Approval
from Its Shareholders in General Meeting for Each


203




GLOBAL X CHINA ENERGY ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Repurchase of Domestic Shares (a Shares) Even Where
the General Mandate is Granted, But Contd           Management  For           Voted - For
Contd Will Not be Required to Seek Shareholders'
Approval at Class Meetings-of Domestic Share (a
Share) Shareholders Or Overseas-listed Foreign
Invested-share (h Share) Shareholders. (2) Approve
A General Mandate to the Board Of- Directors To, by
Reference to Market Conditions and in Accordance
with Needs-of the Company, to Repurchase
Overseas-listed Foreign Invested Shares (h-shares)
Not Exceeding 10% of the Number of Overseas-listed
Foreign Invested- Shares (h Shares) in Issue at the
Time When This Resolution is Passed At-annual
General Meeting and the Relevant Resolutions are
Passed at Class- Meetings of Shareholders. (3) the
Board of Directors be Authorised To-(including But
Not Limited to the Following):- (i) Formulate and
Implement-detailed Repurchase Plan, Including But
Not Limited to Repurchase Price,-number of Contd    Non-Voting                Non-Voting
Contd Shares to Repurchase, Time of Repurchase and
Period of Repurchase Etc;-(ii) Notify Creditors in
Accordance with the Prc Company Law and Articles
Of-association of the Company; (iii) Open Overseas
Share Accounts and to Carry-out Related Change of
Foreign Exchange Registration Procedures; (iv)
Carry-out Relevant Approval Procedures Required by
Regulatory Authorities And-venues in Which the
Company is Listed, and to Carry Out Filings with
The-china Securities Regulatory Commission; (v)
Carry Out Cancelation Procedures-for Repurchased
Shares, Decrease Registered Capital, and to Make-
Corresponding Amendments to the Articles of
Association of the Company-relating to Share
Capital and Shareholdings Etc, and to Carry Out
Statutory-registrations and Filings Within and
Outside China; (vi) Approve and Execute,-on Behalf
of Contd                                            Non-Voting                Non-Voting
Contd the Company, Documents and Matters Related to
Share Repurchase. The-above General Mandate Will
Expire on the Earlier of ("relevant Period"):-
(a)-the Conclusion of the Annual General Meeting of
the Company for 2013; (b) The-expiration of A
Period of Twelve Months Following the Passing of
This Special-resolution at the Annual General
Meeting for 2012, the First A Shareholders'-class
Meeting in 2013 and the First H Shareholders' Class
Meeting in 2013; Or-(c) the Date on Which the
Authority Conferred by This Special Resolution
Is-revoked Or Varied by A Special Resolution of
Shareholders at A General- Meeting, Or A Special
Resolution of Shareholders at A Class Meeting
Of-domestic Share (a Share) Shareholders Or A Class
Meeting of Overseas- Listed-foreign Invested Share
(h Share) Shareholders, Except Where the Board
Of-contd                                            Non-Voting                Non-Voting


204




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Contd Directors Has Resolved to Repurchase Domestic
    Shares (a Shares) Or-overseas-listed Foreign
    Invested Shares (h Shares) During the Relevant
    Period-and the Share Repurchase is to be Continued
    Or Implemented After the Relevant- Period           Non-Voting                Non-Voting
Meeting Date: 21-Jun-13 Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn201304261428.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn201304261424.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Following General Mandate to Repurchase Domestic
    Shares (a Shares) and Overseas-listed Foreign
    Invested Shares (h Shares):- (1) Approve A General
    Mandate to the Board of Directors To, by Reference
    to Market Conditions and in Accordance with Needs
    of the Company, to Repurchase Domestic Shares (a
    Shares) Not Exceeding 10% of the Number of Domestic
    Shares (a Shares) in Issue at the Time When This
    Resolution is Passed at Annual General Meeting and
    the Relevant Resolutions are Passed at Class
    Meetings of Shareholders. Pursuant to Prc Laws and
    Regulations, and for Repurchases of Domestic Shares
    (a Shares), the Company Will Seek Further Approval
    from Its Shareholders in General Meeting for Each
    Repurchase of Domestic Shares (a Shares) Even Where
    the General Mandate is Granted, But Contd           Management  For           Voted - For
    Contd Will Not be Required to Seek Shareholders'
    Approval at Class Meetings-of Domestic Share (a
    Share) Shareholders Or Overseas-listed Foreign
    Invested-share (h Share) Shareholders. (2) Approve
    A General Mandate to the Board Of- Directors To, by
    Reference to Market Conditions and in Accordance
    with Needs-of the Company, to Repurchase
    Overseas-listed Foreign Invested Shares (h-shares)
    Not Exceeding 10% of the Number of Overseas-listed
    Foreign Invested- Shares (h Shares) in Issue at the
    Time When This Resolution is Passed At-annual
    General Meeting and the Relevant Resolutions are
    Passed at Class- Meetings of Shareholders. (3) the
    Board of Directors be Authorised To-(including But
    Not Limited to the Following):- (i) Formulate and
    Implement-detailed Repurchase Plan, Including But
    Not Limited to Repurchase Price,-number of Contd    Non-Voting                Non-Voting
    Contd Shares to Repurchase, Time of Repurchase and
    Period of Repurchase Etc;-(ii) Notify Creditors in
    Accordance with the Prc Company Law and Articles
    Of-association of the Company; (iii) Open Overseas
    Share Accounts and to Carry-out Related Change of
    Foreign Exchange Registration Procedures; (iv)
                                                        205





                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Carry-out Relevant Approval Procedures Required by
    Regulatory Authorities And-venues in Which the
    Company is Listed, and to Carry Out Filings with
    The-china Securities Regulatory Commission; (v)
    Carry Out Cancelation Procedures-for Repurchased
    Shares, Decrease Registered Capital, and to Make-
    Corresponding Amendments to the Articles of
    Association of the Company-relating to Share
    Capital and Shareholdings Etc, and to Carry Out
    Statutory-registrations and Filings Within and
    Outside China; (vi) Approve and Execute,-on Behalf
    of Contd                                             Non-Voting                Non-Voting
    Contd the Company, Documents and Matters Related to
    Share Repurchase. The-above General Mandate Will
    Expire on the Earlier of ("relevant Period"):-
    (a)-the Conclusion of the Annual General Meeting of
    the Company for 2013; (b) The-expiration of A
    Period of Twelve Months Following the Passing of
    This Special-resolution at the Annual General
    Meeting for 2012, the First A Shareholders'-class
    Meeting in 2013 and the First H Shareholders' Class
    Meeting in 2013; Or-(c) the Date on Which the
    Authority Conferred by This Special Resolution
    Is-revoked Or Varied by A Special Resolution of
    Shareholders at A General- Meeting, Or A Special
    Resolution of Shareholders at A Class Meeting
    Of-domestic Share (a Share) Shareholders Or A Class
    Meeting of Overseas- Listed-foreign Invested Share
    (h Share) Shareholders, Except Where the Board
    Of-contd                                             Non-Voting                Non-Voting
    Contd Directors Has Resolved to Repurchase Domestic
    Shares (a Shares) Or-overseas-listed Foreign
    Invested Shares (h Shares) During the Relevant
    Period-and the Share Repurchase is to be Continued
    Or Implemented After the Relevant- Period            Non-Voting                Non-Voting
CNOOC LTD, HONG KONG
CUSIP: Y1662W117
Meeting Date: 21-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0803/ltn201208031072.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0803/ltn201208031098.-pdf                       Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                Non-Voting
1   To Approve the Agreement and the Transactions
    Contemplated Thereunder, As Described in the Notice
    of Extraordinary General Meeting Dated 3 August 2012 Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless


206




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 21-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy are
    Available by Clicking on The-url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1024/ltn20121-024278.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1024/ltn20-121024289.pdf                       Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Approve, Ratify and Confirm the Non-exempt
    Revised Caps, As Described in the Circular of the
    Company Dated 24 October 2012                       Management  For           Voted - For
Meeting Date: 24-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn20130408011.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn20130408005.pdf                        Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote                                        Non-Voting                Non-Voting
A1  To Receive and Consider the Audited Statement of
    Accounts Together with the Report of the Directors
    and Independent Auditors' Report Thereon for the
    Year Ended 31 December 2012                         Management  For           Voted - For
A2  To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
A3  To Re-elect Mr. Yang Hua As A Non-executive
    Director of the Company                             Management  For           Voted - Against
A4  To Re-elect Mr. Zhou Shouwei As A Non- Executive
    Director of the Company                             Management  For           Voted - Against
A5  To Re-elect Mr. Chiu Sung Hong As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
A6  To Authorise the Board of Directors to Fix the
    Remuneration of Each of the Directors               Management  For           Voted - For
A7  To Appoint Deloitte Touche Tohmatsu As the Company
    and Its Subsidiaries' Independent Auditors and to
    Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
B1  To Grant A General Mandate to the Directors to
    Repurchase Shares in the Capital of the Company Not
    Exceeding 10% of the Share Capital of the Company
    in Issue As at the Date of Passing of This
    Resolution                                          Management  For           Voted - For
B2  To Grant A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares in the
    Capital of the Company Not Exceeding 20% of the
    Share Capital of the Company in Issue As at the
    Date of Passing of This Resolution                  Management  For           Voted - Against
                                                        207





                         GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
B3  To Extend the General Mandate Granted to the
    Directors to Issue, Allot and Deal with Shares in
    the Capital of the Company by the Aggregate Number
    of Shares Repurchased, Which Shall Not Exceed 10%
    of the Share Capital of the Company in Issue As at
    the Date of Passing of This Resolution              Management   For           Voted - Against
DATANG INTERNATIONAL POWER GENERATION CO LTD
CUSIP: Y20020106
Meeting Date: 20-Aug-12  Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions .
    Thank You.                                          Non-Voting                 Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0705/ltn20120705912.pdf                        Non-Voting                 Non-Voting
1.1 To Consider and Approve the "resolution on the
    Provision of Guarantees for the Financing of
    Pengshui Hydropower Development Co., Ltd and Xinyu
    Power Generation Co., Ltd": to Consider and Approve
    the Provision of Guarantee to Pengshui Hydropower
    Development Co., Ltd                                Management   For           Voted - For
1.2 To Consider and Approve the "resolution on the
    Provision of Guarantees for the Financing of
    Pengshui Hydropower Development Co., Ltd and Xinyu
    Power Generation Co., Ltd": to Consider and Approve
    the Provision of Guarantee to Xinyu Power
    Generation Co., Ltd                                 Management   For           Voted - For
2.1 To Consider and Approve the "resolution on the
    Replacement of Directors of the Company": to
    Consider and Approve the Appointment of Mr. Mi
    Dabin As A Director of the Seventh Session of the
    Board of the Company                                Management   For           Voted - For
2.2 To Consider and Approve the "resolution on the
    Replacement of Directors of the Company": to
    Consider and Approve the Discontinuance of Office
    of Mr. Su Tiegang As A Director of the Seventh
    Session of the Board of the Company                 Management   For           Voted - For
3   To Consider and Approve the "resolution on the
    Provision of Entrusted Loan to Datang Inner
    Mongolia Duolun Coal Chemical Company Limited
    (including Entrusted Loan Framework Agreement)      Management   For           Voted - For
Meeting Date: 25-Oct-12  Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                 Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0907/ltn20120907609.pdf                        Non-Voting                 Non-Voting
    Please Note That the Proxy Form is Available by
    Clicking on the Url Link:-


208




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0907/ltn20120907621.pdf                         Non-Voting                Non-Voting
1.1 To Consider and Approve the Provision of Guarantee
    to Liancheng Power Generation Company                Management  For           Voted - For
1.2 To Consider and Approve the Provision of Guarantee
    to Dalian Wind Power Company                         Management  For           Voted - For
Meeting Date: 18-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    137988 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                           Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notices and Proxy Form
    is Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1101/ltn-201211011677.pdf ,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1122-/ltn20121122441.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1-122/ltn20121122452.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the "resolution on the
    Provision of the Entrusted Loan to Datang Inner
    Mongolia Duolun Coal Chemical Company Limited
    (including Entrusted Loan Agreement)"                Management  For           Voted - For
2   To Consider and Approve the "resolution on the
    Provision of Guarantee for the Financing of Ningxia
    Datang International Qingtongxia Wind Power Limited" Management  For           Voted - For
Meeting Date: 25-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    158879 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                           Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0304/ltn-201303041358.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0304-/ltn201303041350.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the "resolution on the
    Provision of Coal by Inner Mongolia Electric Power
    Fuel Company Ltd. to the Corporations Managed by
    the Company"                                         Management  For           Voted - For
2.1 To Consider and Approve the "resolution on Certain
    Regular Continuing Connected Transactions of the
    Company in 2013" : Purchase of Coal from Beijing


209




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Datang Fuel Company by the Company and Certain of
    Its Subsidiaries                                    Management  For           Voted - For
2.2 To Consider and Approve the "resolution on Certain
    Regular Continuing Connected Transactions of the
    Company in 2013" : Sale of Coal by Hong Kong
    Company to Beijing Datang Fuel Company              Management  For           Voted - For
2.3 To Consider and Approve the "resolution on Certain
    Regular Continuing Connected Transactions of the
    Company in 2013" : Sale of Coal by Hong Kong
    Company to Certain Subsidiaries of the Company      Management  For           Voted - For
3   To Consider and Approve the "resolution on the
    Amendments to the Company's Registered Capital and
    the Articles of Association of Datang International
    Power Generation Co., Ltd."                         Management  For           Voted - For
4   To Consider and Approve the "resolution on
    Extension of the Validity Period of the
    Shareholders' Resolution Passed at the General
    Meeting on the Application for Public Issuance of
    Corporate Bonds in 2011"                            Management  For           Voted - Against
Meeting Date: 26-Jun-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    200045 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0510/ltn-20130510548.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0606/ltn-20130606912.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0606/-ltn20130606910.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Consider and Approve the "report of the Board of
    Directors for the Year 2012" (including Independent
    Directors' Report on Work)                          Management  For           Voted - For
2   To Consider and Approve the "report of the
    Supervisory Committee for the Year 2012"            Management  For           Voted - For
3   To Consider and Approve the "proposal of Final
    Accounts for the Year 2012"                         Management  For           Voted - For
4   To Consider and Approve the "profit Distribution
    Proposal for the Year 2012"                         Management  For           Voted - For
5   To Consider and Approve the "resolution on the
    Re-appointment of Rsm China Certified Public
    Accountants Co., Ltd."                              Management  For           Voted - For
6.1 To Consider and Approve the "resolution on the
    Provision of Guarantees for Certain Subsidiaries of
    the Company": to Provide A Guarantee to Liancheng
    Power Generation Company                            Management  For           Voted - For
6.2 To Consider and Approve the "resolution on the
    Provision of Guarantees for Certain Subsidiaries of


210




     GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     the Company": to Provide A Guarantee to Xinyu Power
     Generation Company                                  Management  For           Voted - For
6.3  To Consider and Approve the "resolution on the
     Provision of Guarantees for Certain Subsidiaries of
     the Company": to Provide A Guarantee to Mengye
     River Hydropower Development Company                Management  For           Voted - For
7    To Consider and Approve the "resolution on the
     Entering of Leasing Business Cooperation Agreement
     with Datang Lease Company"                          Management  For           Voted - For
8.1  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Chen Jinhang As Non-executive Director          Management  For           Voted - For
8.2  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Hu Shengmu As Non-executive Director            Management  For           Voted - Against
8.3  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Cao Jingshan As Executive Director              Management  For           Voted - For
8.4  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Fang Qinghai As Non-executive Director          Management  For           Voted - For
8.5  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Zhou Gang As Executive Director                 Management  For           Voted - For
8.6  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Liu Haixia As Non-executive Director            Management  For           Voted - For
8.7  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Ms. Guan Tiangang As Non-executive Director         Management  For           Voted - For
8.8  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Cao Xin As Non-executive Director               Management  For           Voted - For
8.9  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Cai Shuwen As Non-executive Director            Management  For           Voted - For
8.1  To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Li Gengsheng As Non-executive Director          Management  For           Voted - For
8.11 To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Dong Heyi As Independent Non-executive Director Management  For           Voted - For
8.12 To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Ye Yansheng As Independent Non-executive
     Director                                            Management  For           Voted - For
8.13 To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Li Hengyuan As Independent Non-executive
     Director                                            Management  For           Voted - For
8.14 To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Ms. Zhao Jie As Independent Non-executive Director  Management  For           Voted - For


211




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.15 To Consider and Approve the "proposal on the
     Election of New Session of the Board of Director:
     Mr. Jiang Guohua As Independent Non-executive
     Director                                            Management  For           Voted - For
9.1  To Consider and Approve the "proposal on the
     Election of New Session of the Supervisory
     Committee": Mr. Zhang Xiaoxu As Supervisor of the
     Company                                             Management  For           Voted - Against
9.2  To Consider and Approve the "proposal on the
     Election of New Session of the Supervisory
     Committee": Mr. Zhou Xinnong As Supervisor of the
     Company                                             Management  For           Voted - Against
10   To Consider and Approve the "proposal on Proposing
     to the Shareholders' General Meeting to Grant A
     Mandate to the Board to Determine the Issuance of
     New Shares of Not More Than 20% of Each Class of
     Shares"                                             Management  For           Voted - Against
ENN ENERGY HOLDINGS LTD, GEORGE TOWN
CUSIP: G3066L101
Meeting Date: 21-May-13 Meeting Type: Annual General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0418/ltn20130418051.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0418/ltn20130418055.pdf                        Non-Voting                Non-Voting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for All Resolutions.
     Thank You.                                          Non-Voting                Non-Voting
1    To Receive and Consider the Audited Financial
     Statements for the Year Ended 31 December 2012
     Together with the Directors' and Independent
     Auditor's Reports                                   Management  For           Voted - For
2    To Declare A Final Dividend of Hkd 42.20 Cents Per
     Share for the Year Ended 31 December 2012           Management  For           Voted - For
3A.1 To Re-elect Mr. Zhang Gang As Director              Management  For           Voted - For
3A.2 To Re-elect Mr. Han Jishen As Director              Management  For           Voted - For
3A.3 To Re-elect Mr. Lim Haw Kuang As Director           Management  For           Voted - For
3A.4 To Re-elect Ms. Zhao Baoju As Director              Management  For           Voted - Against
3A.5 To Re-elect Mr. Jin Yongsheng As Director           Management  For           Voted - Against
3A.6 To Re-elect Mr. Cheung Yip Sang As Director         Management  For           Voted - Against
3A.7 To Re-elect Mr. Zhao Shengli As Director            Management  For           Voted - Against
3A.8 To Re-elect Mr. Wang Dongzhi As Director            Management  For           Voted - For
3.B  To Authorise the Board of Directors to Fix the
     Directors' Remuneration                             Management  For           Voted - For
4    To Re-appoint Deloitte Touche Tohmatsu As Auditors
     and to Authorise the Board of Directors to Fix
     Their Remuneration                                  Management  For           Voted - For
5    To Give A General Mandate to the Directors to Issue
     New Shares of the Company (ordinary Resolution in
     Item No. 5 of the Notice of Annual General Meeting) Management  For           Voted - Against


212




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
6     To Give A General Mandate to the Directors to
      Repurchase Shares of the Company (ordinary
      Resolution in Item No. 6 of the Notice of Annual
      General Meeting)                                    Management  For           Voted - For
7     To Extend the General Mandate to be Given to the
      Directors to Issue Shares (ordinary Resolution in
      Item No. 7 of the Notice of Annual General Meeting) Management  For           Voted - Against
      Please Note That This is A Revision Due to
      Modification in the Numbering of Re-solutions. If
      You Have Already Sent in Your Votes, Please Do Not
      Return This P-roxy Form Unless You Decide to Amend
      Your Original Instructions. Thank You               Non-Voting                Non-Voting
GCL-POLY ENERGY HOLDINGS LTD
CUSIP: G3774X108
Meeting Date: 31-May-13 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all the Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0418/ltn20130418419.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0418/ltn20130418372.pdf                        Non-Voting                Non-Voting
1     To Receive and Consider the Audited Consolidated
      Financial Statements and the Reports of the
      Directors and Auditor for the Year Ended 31
      December 2012                                       Management  For           Voted - For
2.i   To Re-elect Mr. Shu Hua As an Executive Director    Management  For           Voted - For
2.ii  To Re-elect Mr. Yu Baodong As an Executive Director Management  For           Voted - For
2.iii To Re-elect Mr. Zhou Yuan As A Non-executive
      Director                                            Management  For           Voted - Against
2.iv  To Re-elect Ir. Dr. Ho Chung Tai, Raymond As an
      Independent Non-executive Director                  Management  For           Voted - For
2.v   To Re-elect Mr. Xue Zhongsu As an Independent
      Non-executive Director                              Management  For           Voted - For
2.vi  To Authorise the Board of Directors to Fix the
      Remuneration of the Directors                       Management  For           Voted - For
3     To Re-appoint Deloitte Touche Tohmatsu As Auditor
      of the Company and to Authorise the Board of
      Directors to Fix Their Remuneration                 Management  For           Voted - For
4.A   To Grant A General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares of the
      Company                                             Management  For           Voted - Against
4.B   To Grant A General Mandate to the Directors to
      Repurchase Shares of the Company                    Management  For           Voted - For
4.C   To Extend the General Mandate to the Directors to
      Allot, Issue and Deal with Additional Shares by the
      Addition of Number of Shares Repurchased by the
      Company                                             Management  For           Voted - Against


213




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
HONG KONG & CHINA GAS CO LTD
CUSIP: Y33370100
Meeting Date: 05-Jun-13 Meeting Type: Annual General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0422/ltn20130422353.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0422/ltn20130422335.pdf                        Non-Voting                Non-Voting
     Please Note in the Hong Kong Market That A Vote of
     "abstain" Will be Treated-the Same As A "take No
     Action" Vote.                                       Non-Voting                Non-Voting
1    To Receive and Consider the Audited Accounts for
     the Financial Year Ended 31st December 2012 and the
     Reports of the Directors and Auditor Thereon        Management  For           Voted - For
2    To Declare A Final Dividend                         Management  For           Voted - For
3I   To Re-elect Dr. the Hon. Lee Shau Kee As Director   Management  For           Voted - For
3II  To Re-elect Mr. Leung Hay Man As Director           Management  For           Voted - For
3III To Re-elect Mr. Colin Lam Ko Yin As Director        Management  For           Voted - For
3IV  To Re-elect Mr. Alfred Chan Wing Kin As Director    Management  For           Voted - For
3V   To Re-elect Mr. Peter Wong Wai Yee As Director      Management  For           Voted - For
4    To Re-appoint PricewaterhouseCoopers As Auditor and
     to Authorise the Directors to Fix Its Remuneration  Management  For           Voted - For
5I   To Approve the Issue of Bonus Shares                Management  For           Voted - For
5II  To Approve the Renewal of the General Mandate to
     the Directors for Repurchase of Shares              Management  For           Voted - For
5III To Approve the Renewal of the General Mandate to
     the Directors for the Issue of Additional Shares    Management  For           Voted - Against
5IV  To Authorise the Directors to Allot, Issue Or
     Otherwise Deal with Additional Shares Equal to the
     Number of Shares Repurchased Under Resolution 5(ii) Management  For           Voted - Against
HUADIAN POWER INTERNATIONAL CORPORATION LTD
CUSIP: Y3738Y101
Meeting Date: 28-Dec-12 Meeting Type: ExtraOrdinary General Meeting
     Please Note That This is an Amendment to Meeting Id
     139326 Due to Receipt of A-dditional Resolution.
     All Votes Received on the Previous Meeting Will be
     Disre-garded and You Will Need to Reinstruct on
     This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
     Please Note That the Company Notice is Available by
     Clicking on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2012/1108/ltn20121108209.pdf;-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2012/1211/ltn20121211189.pdf-and
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2012/1211/ltn20121211199.p-df                     Non-Voting                Non-Voting
1    To Consider and Approve the Proposed Amendments to
     the Articles of Association As Set Out in Appendix
     I to the Circular                                   Management  For           Voted - For


214




    GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.a To Consider and Approve, by Way of Separate
    Ordinary Resolutions, the Entering Into by the
    Company of the Proposed Coal, Equipments and
    Services Purchase (supply) Framework Agreement (the
    "agreement") with China Huadian for A Term of One
    Year from 1 January 2013 to 31 December 2013 and
    the Following Continuing Connected Transactions
    Between the Group and China Huadian Contemplated
    Thereunder and Their Respective Annual Caps; and to
    Authorize the General Manager of the Company Or His
    Authorized Person(s) to Make the Necessary Or
    Desirable Amendments to Agreement at His/their
    Discretion in Accordance with Relevant Regulatory
    Requirements And/or As Requested by Applicable
    Regulatory Authorities to Which the Company is
    Subject and to Execute Such Agreement, and to
    Complete Other Necessary Procedures and Formalities
    According to the Relevant Requirements Under the
    Hong Kong Listing Rules and Other Applicable Laws
    and Rules: the Purchase of Coal by the Group from
    China Huadian and the Annual Cap of Such Continuing
    Connected Transactions be Set at Rmb6.0 Billion for
    the Company's Financial Year Ending 31 December 2013 Management  For           Voted - For
2.b To Consider and Approve, by Way of Separate
    Ordinary Resolutions, the Entering Into by the
    Company of the Proposed Coal, Equipments and
    Services Purchase (supply) Framework Agreement (the
    "agreement") with China Huadian for A Term of One
    Year from 1 January 2013 to 31 December 2013 and
    the Following Continuing Connected Transactions
    Between the Group and China Huadian Contemplated
    Thereunder and Their Respective Annual Caps; and to
    Authorize the General Manager of the Company Or His
    Authorized Person(s) to Make the Necessary Or
    Desirable Amendments to Agreement at His/their
    Discretion in Accordance with Relevant Regulatory
    Requirements And/or As Requested by Applicable
    Regulatory Authorities to Which the Company is
    Subject and to Execute Such Agreement, and to
    Complete Other Necessary Procedures and Formalities
    According to the Relevant Requirements Under the
    Hong Kong Listing Rules and Other Applicable Laws
    and Rules: the Provision of Engineering Equipments,
    Systems, Products and Engineering and Construction
    Contracting Projects, Supplies Procurement Services
    and Other Miscellaneous and Relevant Services to
    the Group by China Huadian and the Annual Cap of
    Such Continuing Connected Transactions be Set at
    Rmb1.5 Billion for the Company's Financial Year
    Ending 31 December 2013; And                         Management  For           Voted - For
2.c To Consider and Approve, by Way of Separate
    Ordinary Resolutions, the Entering Into by the
    Company of the Proposed Coal, Equipments and
    Services Purchase (supply) Framework Agreement (the
    "agreement") with China Huadian for A Term of One
    Year from 1 January 2013 to 31 December 2013 and


215




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Following Continuing Connected Transactions
    Between the Group and China Huadian Contemplated
    Thereunder and Their Respective Annual Caps; and to
    Authorize the General Manager of the Company Or His
    Authorized Person(s) to Make the Necessary Or
    Desirable Amendments to Agreement at His/their
    Discretion in Accordance with Relevant Regulatory
    Requirements And/or As Requested by Applicable
    Regulatory Authorities to Which the Company is
    Subject and to Execute Such Agreement, and to
    Complete Other Necessary Procedures and Formalities
    According to the Relevant Requirements Under the
    Hong Kong Listing Rules and Other Applicable Laws
    and Rules: the Sale of Coal and Provision of
    Services Such As Overhauls and Maintenance of
    Generating Units of Power Plants, Alternative Power
    Generation and Relevant Quota Services by the Group
    to China Huadian and the Annual Cap of Such
    Continuing Connected Transactions be Set at Rmb2.0
    Billion for the Company's Financial Year Ending 31
    December 2013                                       Management  For           Voted - For
3   To Consider and Approve the Election and
    Appointment of Mr. Gou Wei As A Director with A
    Term of Office Commencing from the Conclusion of
    the Egm Until the Expiration of the Current Session
    of the Board, and to Authorise the Board to
    Determine the Remuneration of Mr. Gou Wei As A
    Director                                            Management  For           Voted - For
4   To Consider and Approve That the Company is Hereby
    Authorised to Dispose Its Entire 23.66% Equity
    Interest in the Ningxia Group Through Suaee by Way
    of Open Tender in Accordance with the Major Terms
    As Delineated in the Supplemental Circular; and the
    General Manager of the Company Or His Prox(ies) be
    and are Hereby Authorised to Proceed with the
    Ningxia Group Tender And, Should There be A
    Successful Bidder After the Expiry of the
    Publication Period, to Complete the Possible Major
    Disposal and to Exercise All the Powers of the
    Company and to Do All Things and Acts and Execute
    and Deliver All Agreements and Documents, As May be
    Necessary, Desirable Or Expedient to Carry Out Or
    to Give Effect to Any Or All Transactions in
    Connection with the Ningxia Group Tender And,
    Should There be A Successful Bidder After the
    Expiry of the Publication Period, the Possible
    Major Disposal Including, Where Necessary, Affix
    the Common Seal of the Company on Such Documents    Management  For           Voted - For
Meeting Date: 25-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0509/ltn20130509277.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0509/ltn20130509285.pdf                      Non-Voting                Non-Voting


216




    GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Consider and Approve the Exercise of General
    Mandate by the Board to Allot, Issue and Deal with
    Additional Shares of the Company                    Management  For           Voted - Against
2.1 To Consider and Approve the Issuance of Debt
    Financing Instruments by the Company: the Company
    to Issue Short-term Debentures at A Proper Time, in
    One Or More Tranches with A Principal Balance Not
    Exceeding Rmb10 Billion (including Existing
    Short-term Debentures Worth Rmb5 Billion) According
    to Its Capital Requirements                         Management  For           Voted - Against
2.2 To Consider and Approve the Issuance of Debt
    Financing Instruments by the Company: the Company
    to Issue Medium-term Notes at A Proper Time, in One
    Or More Tranches with A Principal Balance Not
    Exceeding Rmb11 Billion (including Existing
    Medium-term Notes Worth Rmb5.4 Billion) According
    to Its Capital Requirements                         Management  For           Voted - Against
2.3 To Consider and Approve the Issuance of Debt
    Financing Instruments by the Company: the Company
    to Issue Non-public Placed Bonds at A Proper Time,
    in One Or More Tranches with A Principal Balance
    Not Exceeding Rmb15 Billion (including Rmb10
    Billion Registered Already) According to Its
    Capital Requirements                                Management  For           Voted - Against
2.4 To Consider and Approve the Issuance of Debt
    Financing Instruments by the Company: the Company
    to Issue Super Short-term Commercial Papers at A
    Proper Time, in One Or More Tranches with A
    Principal Balance Not Exceeding Rmb30 Billion
    (including Rmb10 Billion Registered Already)
    According to Its Capital Requirements               Management  For           Voted - Against
2.5 To Consider and Approve the Issuance of Debt
    Financing Instruments by the Company: the Company
    to Issue Corporate Bonds and (or) Rmb-denominated
    Bonds in Hong Kong at A Proper Time, in One Or More
    Tranches with A Principal Balance Not Exceeding
    Rmb3 Billion According to Its Capital Requirements  Management  For           Voted - Against
3   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company          Management  For           Voted - For
4   To Consider and Approve the Report of the Board for
    the Year Ended 31 December 2012                     Management  For           Voted - For
5   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
6   To Consider and Approve the Audited Financial
    Report of the Company for the Financial Year Ended
    31 December 2012                                    Management  For           Voted - For
7   To Consider and Approve the Profit Distribution
    Proposal of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
8.1 To Consider and Approve the Appointments of
    International Auditor, Domestic Auditor and Auditor
    of Internal Control, and to Authorize the Board to
    Determine Their Remunerations Which Shall Not
    Exceed Rmb9 Million: Deloitte Touche Tohmatsu


217




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Certified Public Accountants and Deloitte Touche
    Tohmatsu Certified Public Accountants LLP be
    Appointed As International and Domestic Auditors of
    the Company for the Financial Year Ending 31
    December 2013                                       Management  For           Voted - For
8.2 To Consider and Approve the Appointments of
    International Auditor, Domestic Auditor and Auditor
    of Internal Control, and to Authorize the Board to
    Determine Their Remunerations Which Shall Not
    Exceed Rmb9 Million: Deloitte Touche Tohmatsu
    Certified Public Accountants LLP be Appointed As
    the Auditor of the Company's Internal Control for
    the Financial Year Ending 31 December 2013          Management  For           Voted - For
9   To Consider and Approve the Performance Report of
    the Independent Non-executive Directors for the
    Year Ended 31 December 2012                         Management  For           Voted - For
10  To Consider and Approve the Election and
    Appointment of Mr. Geng Yuanzhu As A Member of the
    Sixth Session of the Board of the Company, with A
    Term of Office from the End of the Annual General
    Meeting to the Expiry of This Session of the Board;
    and to Authorize the Board to Determine and
    Finalise His Remuneration                           Management  For           Voted - For
HUANENG POWER INTERNATIONAL INC, BEIJING
CUSIP: Y3744A105
Meeting Date: 12-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy are
    Available by Clicking On-the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0125/ltn20130125219.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0125/ltn20130125229.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the "resolution Regarding
    the Amendments to the Articles of Associations of
    Huaneng Power International, Inc                    Management  For           Voted - For
2   To Consider and Approve the "resolution Regarding
    the 2013 Continuing Connected Transactions Between
    the Company and Huaneng Group", Including Huaneng
    Group Framework Agreement and the Transaction Caps
    Thereof                                             Management  For           Voted - For
Meeting Date: 19-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0502/ltn20130502867.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0502/ltn20130502967.pdf                      Non-Voting                Non-Voting


218




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Consider and Approve the Working Report from the
    Board of Directors of the Company for 2012          Management  For           Voted - For
2   To Consider and Approve the Working Report from the
    Supervisory Committee of the Company for 2012       Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for 2012                  Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Plan of the Company for 2012                        Management  For           Voted - For
5   To Consider and Approve the Proposal Regarding the
    Appointment of the Company's Auditors for 2013      Management  For           Voted - For
6   Proposal Regarding the Issue of Medium and Long
    Term Debt Financing Instruments                     Management  For           Voted - For
7   To Consider and Approve the Proposal Regarding the
    Issue of Short-term Debentures of the Company       Management  For           Voted - For
8   To Consider and Approve the Proposal Regarding the
    Issue of Super Short-term Debentures                Management  For           Voted - For
9   To Consider and Approve the Issue of Private
    Placement of Financial Instruments                  Management  For           Voted - For
JA SOLAR HOLDINGS CO., LTD.
CUSIP: 466090206 TICKER: JASO
Meeting Date: 28-Jun-13 Meeting Type: Annual
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Chairman and
    Chief Executive Officer for the Year Ended December
    31, 2012.                                           Management  For           Voted - For
2   To Re-elect Yuwen Zhao, the Retiring Director, and
    Authorize the Board of Directors to Fix His
    Remuneration.                                       Management  For           Voted - For
3   To Elect Shaohua Jia As A Director of the Company,
    and Authorize the Board of Directors to Fix His
    Remuneration.                                       Management  For           Voted - For
4   As Special Business, to Amend Article 2 of the
    Third Amended and Restated Articles of Association
    of the Company by Revising "ads, American
    Depositary Share, Each Representing One (1) Shares
    of Us$0.0001 Each in the Capital of the Company."
    to "ads, American Depositary Share, Each
    Representing Five (5) Shares of Us$0.0001 Each in
    the Capital of the Company."                        Management  For           Voted - For
5   To Transact Such Other Business As May Properly
    Come Before the Meeting Or Any Adjournment Or
    Postponement Thereof.                               Management  For           Voted - Against
                                                        219





                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
KUNLUN ENERGY COMPANY LTD
CUSIP: G5320C108
Meeting Date: 20-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-for All Resolutions Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0409/ltn20130409284.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0409/ltn20130409243.pdf                        Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Financial Statement and the Reports of the
    Directors and Auditors for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Declare A Final Dividend of Hk23 Cents Per
    Ordinary Share of the Company                       Management  For           Voted - For
3.A To Re-elect Mr. Zhang Bowen As an Executive
    Director of the Company                             Management  For           Voted - For
3.B To Re-elect Dr. Liu Xiao Feng (who Has Served the
    Company for Nine Years) As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
3.C To Authorise the Directors of the Company to Fix
    the Remuneration of the Directors of the Company
    for the Year Ending 31 December 2013                Management  For           Voted - For
4   To Appoint KPMG As the Auditor of the Company for
    the Ensuing Year and to Authorise the Directors of
    the Company to Fix Their Remuneration               Management  For           Voted - For
5   To Approve the Share Issue Mandate (ordinary
    Resolution No. 5 of the Notice Convening the
    Meeting)                                            Management  For           Voted - Against
6   To Approve the Share Repurchase Mandate (ordinary
    Resolution No. 6 of the Notice Convening the
    Meeting)                                            Management  For           Voted - For
7   To Approve Extension of the Share Issue Mandate
    Under Ordinary Resolution No. 5 by the Number of
    Shares Repurchased Under Ordinary Resolution No. 6
    (ordinary Resolution No. 7 of the Notice Convening
    the Meeting)                                        Management  For           Voted - Against
    Please Note That This is A Revision Due to Change
    in Record Date from 17 May 2-013 to 14 May 2013. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
LDK SOLAR CO. LTD.
CUSIP: 50183L107 TICKER: LDK
Meeting Date: 17-Sep-12 Meeting Type: Annual
1   To Adopt and Approve the Annual Report of the
    Company.                                            Management  Against       Voted - For
                                                        220





                         GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Re-elect Mr. Xingxue Tong As A Director of the
    Company for A Term of Three Years.                  Management  For           Voted - Against
3   To Re-elect Mr. Bing Xiang As an Independent
    Director of the Company for A Term of Three Years.  Management  Against       Voted - For
4   To Approve the Appointment of KPMG As the Company's
    Outside Auditors to Examine Its Accounts for the
    Fiscal Year of 2012.                                Management  Against       Voted - For
Meeting Date: 06-Jun-13  Meeting Type: Special
1   To Approve the Issuance and Sale by Ldk Solar Co.,
    Ltd. (the "company") of 25,000,000 of Its Ordinary
    Shares to Fulai Investments Limited at A Price of
    Us$1.03 Per Share, for an Aggregate Purchase Price
    of Us$25,750,000                                    Management  For           Voted - For
2   To Approve Any Director Or Officer of the Company
    to Execute and Deliver, in the Name of and on
    Behalf of the Company, Any Instruments, Documents,
    Certificates, Consents, Assignments, Notices and
    Agreements and Take Such Actions, in the Name of
    and on Behalf of the Company As He Or She May Deem
    Necessary Or Appropriate, All As More Fully
    Described in the Proxy Statement                    Management  For           Voted - Against
Meeting Date: 10-Jul-13  Meeting Type: Annual
1   To Adopt and Approve the Annual Report of the
    Company                                             Management  For           Voted - For
2   To Re-elect Mr. Xiaofeng Peng As A Director of the
    Company for A Term of Three Years                   Management  For           Voted - For
3   To Re-elect Mr. Zhibin Liu As A Non- Executive
    Director of the Company for A Term of Three Years   Management  For           Voted - For
4   To Re-elect Mr. Xuezhi Liu As A Non- Executive
    Director of the Company for A Term of Three Years   Management  For           Voted - For
5   To Re-elect Mr. Junwu Liang As an Independent
    Director of the Company for A Term of Three Years   Management  For           Voted - For
6   To Adopt and Approve the 2013 Stock Incentive Plan
    of the Company                                      Management  For           Voted - For
7   To Approve Issuance of Warrants to Cai Global
    Master Fund, Lp for an Aggregate of 4,153,588
    Ordinary Shares Exercisable at $1.25 Per Share      Management  For           Voted - For
8   To Approve the Appointment of KPMG As the Company's
    Outside Auditors to Examine Its Accounts for the
    Fiscal Year of 2013                                 Management  For           Voted - For
PETROCHINA CO LTD, BEIJING
CUSIP: Y6883Q104
Meeting Date: 23-May-13  Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    174630 Due to Receipt of P-ast Record Date. All
    Votes Received on the Previous Meeting Will be
    Disregarde-d and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
                                                        221





                            GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0402/ltn-201304021116.pdf and
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0402-/ltn201304021152.pdf                      Non-Voting                Non-Voting
1    To Consider and Approve the Report of the Board of
     Directors of the Company for the Year 2012          Management  For           Voted - For
2    To Consider and Approve the Report of the
     Supervisory Committee of the Company for the Year
     2012                                                Management  For           Voted - For
3    To Consider and Approve the Audited Financial
     Statements of the Company for the Year 2012         Management  For           Voted - For
4    To Consider and Approve the Declaration and Payment
     of the Final Dividend for the Year Ended 31
     December 2012 in the Amount and in the Manner
     Recommended by the Board of Directors               Management  For           Voted - For
5    To Consider and Approve the Authorisation of the
     Board of Directors to Determine the Distribution of
     Interim Dividends for the Year 2013                 Management  For           Voted - For
6    To Consider and Approve the Appointment of KPMG
     Huazhen and KPMG As the Domestic and International
     Auditors of the Company, Respectively, for the Year
     2013 and to Authorise the Board of Directors to
     Determine Their Remuneration                        Management  For           Voted - For
7(a) To Consider and Approve the Election of Mr. Li
     Qingyi As the Supervisor of the Company             Management  For           Voted - Against
7(b) To Consider and Approve the Election of Mr. Fan
     Fuchun As the Independent Supervisor of the Company Management  For           Voted - For
8    To Consider and Approve, by Way of Special
     Resolution, Certain Amendments to the Articles of
     Association of the Company: Article 10, 162         Management  For           Voted - For
9    To Consider and Approve, by Way of Special
     Resolution, to Unconditionally Grant A General
     Mandate to Determine and Handle the Issue of Debt
     Financing Instruments of the Company with the
     Outstanding Balance Amount of Up to Rmb100 Billion,
     Upon Such Terms and Conditions to be Determined by
     the Board of Directors                              Management  For           Voted - For
10   To Consider and Approve, by Way of Special
     Resolution, to Grant A General Mandate to the Board
     of Directors to Separately Or Concurrently Issue,
     Allot and Deal with Additional Domestic Shares and
     Overseas Listed Foreign Shares in the Company Not
     Exceeding 20% of Each of Its Existing Domestic
     Shares and Overseas Listed Foreign Shares of the
     Company in Issue                                    Management  For           Voted - Against
SHOUGANG FUSHAN RESOURCES GROUP LTD
CUSIP: Y7760F104
Meeting Date: 18-Jun-13     Meeting Type: Annual General Meeting
     Please Note in the Hong Kong Market That A Vote of
     "abstain" Will be Treated-the Same As A "take No
     Action" Vote.                                       Non-Voting                Non-Voting


222




                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0418/ltn20130418370.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0418/ltn20130418313.pdf                        Non-Voting                Non-Voting
1   To Receive the Report of the Directors and the
    Audited Financial Statements for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
3.A To Re-elect Mr. Chen Zhaoqiang As Director          Management  For           Voted - For
3.B To Re-elect Mr. Liu Qingshan As Director            Management  For           Voted - For
3.C To Re-elect Mr. Kee Wah Sze As Director             Management  For           Voted - For
3.D To Re-elect Mr. Chan Pat Lam As Director            Management  For           Voted - For
3.E To Re-elect Mr. Chan Chung Chun As Director         Management  For           Voted - For
4   To Appoint Auditor and to Authorise the Directors
    to Fix Its Remuneration                             Management  For           Voted - For
5   To Pass Resolution 5 of the Agm Notice - to Give A
    General Mandate to the Directors to Issue and
    Dispose of Shares Not Exceeding 20% of the Existing
    Issued Share Capital of the Company                 Management  For           Voted - Against
6   To Pass Resolution 6 of the Agm Notice - to Give A
    General Mandate to the Directors to Repurchase
    Shares Not Exceeding 10% of the Existing Issued
    Share Capital of the Company                        Management  For           Voted - For
7   To Pass Resolution 7 of the Agm Notice - to Add,
    Conditional Upon the Passing of Resolution 6 Above,
    the Nominal Amount of Repurchased Shares to the
    General Mandate Given to the Directors to Allot
    Shares                                              Management  For           Voted - Against
SUNTECH POWER HOLDINGS CO., LTD.
CUSIP: 86800C104 TICKER: STP
Meeting Date: 16-Jul-12 Meeting Type: Annual
1   Amend the Company's Equity Incentive Plan to
    Increase the Maximum Aggregate Number of the
    Company's Ordinary Shares Available for Award
    Thereunder by 6,000,000 Ordinary Shares.            Management  For           Voted - For
TIANNENG POWER INTERNATIONAL LTD
CUSIP: G8655K109
Meeting Date: 18-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412433.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412331.pdf                        Non-Voting                Non-Voting


223




    GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2012        Management  For           Voted - For
2   To Declare A Final Dividend                         Management  For           Voted - For
3a  To Re-elect Mr. Zhang Kaihong As Executive Director
    and Authorise the Board of Directors to Fix His
    Remuneration                                        Management  For           Voted - For
3b  To Re-elect Mr. Yang Lianming As Executive Director
    and Authorise the Board of Directors to Fix His
    Remuneration                                        Management  For           Voted - For
3c  To Re-elect Mr. Ho Tso Hsiu As Independent Non-
    Executive Director and Authorise the Board of
    Directors to Fix His Remuneration                   Management  For           Voted - Against
4   To Re-appoint Deloitte Touche Tohmatsu As Auditors
    and Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5A  That (a) Subject to Paragraph (c) of This
    Resolution, the Exercise by the Directors of the
    Company (the "director(s)") During the Relevant
    Period (as Defined Below) of All Powers to Allot,
    Issue and Deal with the Additional Shares in the
    Capital of the Company, and to Make Or Grant
    Offers, Agreements, Options and Warrants Which
    Would Or Might Require the Exercise of Such Powers,
    be and is Hereby Generally and Unconditionally
    Approved; (b) the Approval in Paragraph (a) of This
    Resolution Shall Authorise the Directors During the
    Relevant Period to Make Or Grant Offers,
    Agreements, Options and Warrants Which Might
    Require the Exercise of Such Powers After the End
    of the Relevant Period; (c) the Aggregate Nominal
    Amount of the Share Capital Allotted Or Agreed
    Conditionally Or Unconditionally to be Allotted
    (whether Pursuant Contd                             Management  For           Voted - Against
    Contd to an Option Or Otherwise) by the Directors
    Pursuant to the Approval In-paragraph (a) of This
    Resolution, Otherwise Than Pursuant to (i) A
    Right-issue (as Defined Below), (ii) Any Option
    Scheme Or Similar Arrangement For-the Time Being
    Adopted for the Grant Or Issue to Officers And/or
    Employees Of-the Company And/or Any of Its
    Subsidiaries of Shares Or Rights to Acquire-shares
    of the Company Or (iii) Any Scrip Dividend Or
    Similar Arrangement-providing for the Allotment of
    Shares in Lieu of the Whole Or Part of The-cash
    Payment for A Dividend on Shares of the Company in
    Accordance with The-articles of Association of the
    Company, Shall Not Exceed 20% of the
    Aggregate-nominal Amount of the Share Capital of
    the Company in Issue As at the Date Of-this
    Resolution and the Said Approval Shall be Limited
    Accordingly; (d) Contd                              Non-Voting                Non-Voting
                                                        224





    GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Contd for the Purpose of This Resolution, "relevant
    Period" Means the Period-from the Passing of This
    Resolution Until Whichever is the Earliest Of:
    (i)-the Conclusion of the Next Annual General
    Meeting of the Company; (ii) The- Expiration of the
    Period Within Which the Next Annual General Meeting
    of The-company is Required by the Articles of
    Association of the Company Or Any-applicable Law to
    be Held; and (iii) the Revocation Or Variation of
    The-authority Given Under This Resolution by an
    Ordinary Resolution of The-shareholders of the
    Company in General Meeting." "right Issue" Means an
    Offer-of Shares Or Other Securities of the Company
    Open for A Period Fixed by The-directors to Holders
    of Shares of the Company Or Any Class Thereof on
    The-register on A Fixed Record Date in Proportion
    to Their Then Holdings of Such-shares Contd         Non-Voting                Non-Voting
    Contd Or Class Thereof (subject to Such Exclusion
    Or Other Arrangements As-the Directors May Deem
    Necessary Or Expedient in Relation to
    Fractional-entitlements Or Having Regard to Any
    Restrictions Or Obligations Under The-laws Of, Or
    the Requirements of Any Recognised Regulatory Body
    Or Any Stock-exchange In, Any Territory Outside the
    Hong Kong Special Administrative- Region of the
    People's Republic of China)                         Non-Voting                Non-Voting
5B  That (a) Subject to Paragraph (b) of This
    Resolution, the Exercise by the Directors During
    the Relevant Period (as Defined Below) of All the
    Powers of the Company to Purchase Its Own Shares on
    the Stock Exchange of Hong Kong Limited ("stock
    Exchange"), Subject to and in Accordance with All
    Applicable Laws and the Requirements of the Rules
    Governing the Listing of Securities on the Stock
    Exchange Or of Any Other Stock Exchange, be and is
    Hereby Generally and Unconditionally Approved and
    Authorised; (b) the Aggregate Number of the Shares
    of The                                              Management  For           Voted - For
    Contd ; and (c) for the Purpose of This Resolution,
    "relevant Period" Means-the Period from the Passing
    of This Resolution Until Whichever is The-earliest
    Of: (i) the Conclusion of the Next Annual General
    Meeting of The-company; (ii) the Expiration of the
    Period Within Which the Next Annual-general Meeting
    of the Company is Required by the Articles of
    Association Of-the Company Or Any Applicable Law to
    be Held; and (iii) the Revocation Or-variation of
    the Authority Given Under This Resolution by an
    Ordinary- Resolution of the Shareholders of the
    Company in General Meeting                          Non-Voting                Non-Voting
6   That Conditional Upon Resolutions Nos. 5a and 5b
    Being Passed, the Aggregate Nominal Amount of the
    Number of Shares in the Capital of the Company
    Which are Repurchased by the Company Under the
    Authority Granted to the Directors As Mentioned in
    Resolution No. 5b Shall be Added to the Aggregate
                                                        225





                        GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Nominal Amount of Share Capital That May be
    Allotted Or Agreed Conditionally Or Unconditionally
    to be Allotted by the Directors Pursuant to
    Resolution No. 5a Above                              Management  For           Voted - Against
TRINA SOLAR LIMITED
CUSIP: 8.96E+108 TICKER: TSL
Meeting Date: 07-Sep-12 Meeting Type: Annual
1   Re-election of Mr. Jerome Corcoran As A Director of
    the Company.                                         Management  For           Voted - For
2   Re-election of Mr. Chow Wai Kwan Henry As A
    Director of the Company.                             Management  For           Voted - For
3   Appointment of KPMG As an Auditor of the Company to
    Audit the Accounts of the Company for the Fiscal
    Year Ending December 31, 2012 and That the Board of
    Directors Or the Audit Committee of the Board of
    Directors of the Company Shall Fix the Fee for KPMG. Management  For           Voted - For
YANZHOU COAL MINING CO LTD
CUSIP: Y97417102
Meeting Date: 15-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0325/ltn20130325462.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0325/ltn20130325455.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Working Report of the
    Board of Directors of the Company for the Year
    Ended 31 December 2012                               Management  For           Voted - For
2   To Consider and Approve the Working Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                               Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company and Its Subsidiaries As
    at and for the Year Ended 31 December 2012           Management  For           Voted - For
4   To Consider and Approve the Proposed Profit
    Distribution Plan of the Company for the Year Ended
    31 December 2012 and to Authorize the Board to
    Distribute an Aggregate Cash Dividend of Rmb 1.7706
    Billion (tax Inclusive), Equivalent to Rmb 0.36
    (tax Inclusive) Per Share to the Shareholders        Management  For           Voted - For
5   To Consider and Approve the Remuneration of the
    Directors and Supervisors of the Company for the
    Year Ending 31 December 2013                         Management  For           Voted - For
6   To Consider and Approve the "proposal in Relation
    to the Renewal of the Liability Insurance of
    Directors, Supervisors and Senior Officers           Management  For           Voted - For
7   To Consider and Approve the "proposal in Relation
    to the Re-appointment and Remuneration of External
    Auditing Firms for the Year 2013                     Management  For           Voted - Against


226




                         GLOBAL X CHINA ENERGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.1 To Consider and Approve the Amendments to the
    Articles of Association in Relation to the
    Provisions Regarding Profit Distribution            Management  For           Voted - For
8.2 To Consider and Approve the Amendments to the
    Articles of Association, the Rules of Procedures
    for Shareholders' General Meeting and the Rules of
    Procedures for the Board in Relation to the
    Decision-making Procedures for Approving the Mutual
    Provision of Loans Among Overseas Subsidiaries      Management  For           Voted - For
9   To Consider and Approve the "proposal to Authorize
    the Company to Carry Out Domestic and Overseas
    Financing Activities                                Management  For           Voted - For
10  To Consider and Approve the "proposal for the
    Provision of Guarantees to the Company's Wholly-
    Owned Subsidiaries                                  Management  For           Abstain
11  To Consider and Approve the "proposal Regarding the
    General Mandate Authorizing the Board to Issue H
    Shares                                              Management  For           Voted - Against
12  To Consider and Approve the "proposal Regarding the
    General Mandate Authorizing the Board to Repurchase
    H Shares                                            Management  For           Voted - For
Meeting Date: 15-May-13  Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0325/ltn20130325492.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0325/ltn20130325481.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the "proposal Regarding the
    General Mandate Authorizing the Board to Repurchase
    H Shares"                                           Management  For           Voted - For
YINGLI GREEN ENERGY HOLD. CO. LTD.
CUSIP: 98584B103 TICKER: YGE
Meeting Date: 19-Nov-12  Meeting Type: Annual
1   Adoption of Audited Financial Statements.           Management  Against       Voted - For
2.1 Election of Director: Xiangdong Wang                Management  Against       Voted - For
2.2 Election of Director: Zheng Xue                     Management  Against       Voted - For
3   Ratification of the Appointment of KPMG As the
    Company's Independent Auditors.                     Management  Against       Voted - For


227




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
AGILE PROPERTY HOLDINGS LTD
CUSIP: G01198103
Meeting Date: 20-May-13 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions. Thank
      You.                                                Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url-
      Links:http://www.hkexnews.hk/listedco/listconew
      S/sehk/2013/0415/ltn20130415273-.pdf-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0415/ltn20130415295.pdf                        Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Financial
      Statements Together with the Report of Directors
      and the Independent Auditor's Report of the Company
      and Its Subsidiaries for the Year Ended 31 December
      2012                                                Management  For           Voted - For
2     To Declare A Final Dividend for the Year Ended 31
      December 2012                                       Management  For           Voted - For
3.i   To Re-elect Mr. Chan Cheuk Hung As A Director       Management  For           Voted - Against
3.ii  To Re-elect Mr. Chan Cheuk Nam As A Director        Management  For           Voted - Against
3.iii To Re-elect Mr. Cheung Wing Yui As A Director       Management  For           Voted - For
3.iv  To Authorise the Board of Directors to Fix the
      Remuneration of Directors                           Management  For           Voted - For
4     To Re-appoint Auditors and to Authorise the Board
      of Directors to Fix Their Remuneration              Management  For           Voted - For
5.A   To Grant A General Mandate to the Directors to
      Repurchase Shares of the Company                    Management  For           Voted - For
5.B   To Grant A General Mandate to the Directors to
      Issue Shares of the Company                         Management  For           Voted - Against
5.C   To Add the Nominal Amount of the Shares Repurchased
      Under Resolution 5.a. to the Mandate Granted to the
      Directors Under Resolution 5.b                      Management  For           Voted - Against
Meeting Date: 20-May-13 Meeting Type: ExtraOrdinary General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-resolution "1". Thank
      You.                                                Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0415/ltn20130415363.pdf A-nd H-
      Ttp://www.hkexnews.hk/listedco/listconews/sehk/2
      013/0415/ltn20130415377.pdf                         Non-Voting                Non-Voting
1     (a) the Market Customary Indemnities (the
      "indemnity") Granted by the Company Pursuant to
      Clause 5 of the Subscription Agreement (the
      "subscription Agreement") Dated 11 January 2013
      Entered Into by and Among the Company, the Hongkong
      and Shanghai Banking Corporation Limited, Ubs Ag,
      Hong Kong Branch, Morgan Stanley & Co.
      International PLC ("morgan Stanley") and Icbc


228




GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
International Securities Limited, in Favour of and
for the Benefit of Morgan Stanley, and Any of Its
Affiliates Or Any Officer, Director, Employee Or
Agent Or Any Such Affiliate Or Any Person (if Any)
by Whom Any of Them is Controlled (the "indemnified
Persons"), in Relation to the Issue of Usd 700
Million Subordinated Perpetual Capital Securities
Whereby the Company Will Indemnify and Hold
Harmless Each Indemnified Person, from and Against
Any Loss, Contd                                      Management  For           Voted - For
Contd Liability, Cost, Claim, Damages Expense
(including But Not Limited To-legal Costs and
Expenses Properly Incurred) Or Demand, Which Arises
Out Of,-in Relation to Or in Connection With, Among
Others, (i) Any Breach Or Alleged-breach by the
Company of Any of the Undertakings and Agreements
Under The-subscription Agreement, (ii) Any
Inaccurate Or Alleged Inaccurate- Representation Or
Warranty Made by the Company Under the
Subscription-agreement, (iii) Any Untrue Statement
Or Alleged Untrue Statement Contained-in the
Documents Set Out Under the Subscription Agreement,
(iv) Any Omission-or Alleged Omission to State in
the Document Set Out Under the
Subscription-agreement A Material Fact Necessary to
Make the Statements Therein, in The- Light of the
Circumstances Under Which They Were Made, Not
Misleading, Or (v)-whatsoever Contd                  Non-Voting                Non-Voting
Contd As Set Out in the Subscription Agreement be
and are Hereby Authorised,-approved, Confirmed and
Ratified; (b) That the Indemnity Granted to
Morgan-stanley is on Normal Commercial Terms That
are Fair and Reasonable So Far As-the Independent
Shareholders are Concerned and the Provision of
Which is In-the Interests of the Company and
Shareholders of the Company As A Whole; And-(c) the
Directors of the Company (the "directors" and Each
A "director") And-the Secretary of the Company
("company Secretary") Be, and Such Other Persons-as
are Authorised by Any of Them Be, and Each Hereby
Is, Authorised, in The-name and on Behalf of the
Company, to Do Such Further Acts and Things As
Any-director Or the Company Secretary Or Such Other
Person Shall Deem Necessary-or Appropriate in
Connection With, the Foregoing Resolutions, Contd    Non-Voting                Non-Voting
Contd Including to Do and Perform, in the Name and
on Behalf of the Company,-all Such Acts and to
Make, Execute, Deliver, Issue Or Fi Le with Any
Person-including Any Governmental Authority Or
Agency, All Such Agreements,-documents,
Instruments, Certificates, Consents and Waivers,
and All-amendments to Any Such Agreements,
Documents, Instruments Or Certificates,-the
Authority for the Taking of Any Such Action and the
Execution And-delivery of Such of the Foregoing to
be Conclusively Evidenced by The-performance Thereby Non-Voting                Non-Voting
                                                     229





                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That This is A Revision Due to Change
    in Record Date from 17 May T-o 13 May 2013. If You
    Have Already Sent in Your Votes, Please Do Not
    Return Th-is Proxy Form Unless You Decide to Amend
    Your Original Instructions. Thank You-.              Non-Voting                Non-Voting
AGRICULTURAL BANK OF CHINA
CUSIP: Y00289119
Meeting Date: 29-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0913/ltn20120913206.pdf A-nd
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0913/ltn20120913228.pd-f                        Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Election of
    Mr. Guo Haoda As an Executive Director of the Bank   Management  For           Voted - For
2   To Consider and Approve the Proposed Election of
    Mr. Lou Wenlong As an Executive Director of the Bank Management  For           Voted - For
3   To Consider and Approve the Proposed Election of
    Mr. Francis Yuen Tin-fan As an Independent
    Nonexecutive Director of the Bank                    Management  For           Voted - For
4   To Consider and Approve the Proposed Election of
    Mr. Dai Genyou As an External Supervisor of the Bank Management  For           Voted - For
5   To Consider and Approve the Appointments of
    PricewaterhouseCoopers Zhong Tian Cpas Limited
    Company and PricewaterhouseCoopers As External
    Auditors of the Bank for 2013                        Management  For           Voted - For
6   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Bank (the
    "articles of Association") As Set Out in the
    Appendix to the Circular of the Bank Dated 13
    September 2012. the Board of Directors of the Bank
    (the "board") Shall be Authorized to Amend the
    Articles of Association in Accordance with Comments
    from the Regulatory Authorities So As to Obtain
    Approval Therefrom, and to Amend the Corresponding
    Articles in Relation to the Timing Requirements for
    the Shareholders' General Meetings After the
    Regulatory Authorities Have Amended the Requirement
    of 45-days' Prior Notice of the Shareholders'
    General Meetings, and to Submit Such Amendments to
    the China Banking Regulatory Commission for Approval Management  For           Voted - For
7   To Consider and Approve the Issue of Subordinated
    Bonds of an Aggregate Principal Amount of Not
    Exceeding Rmb50 Billion to Institutional Investors
    in the National Inter-bank Bond Market with A Term
    of No Less Than 5 Years and by Reference to Market
    Interest Rate. the Board Shall be Authorized to
    Delegate the Senior Management to Handle Matters in
    Relation to the Issue of Subordinated Bonds,
    Including Without Limitation, Obtaining Approvals
    from Relevant                                        Management  For           Voted - For


230




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 18-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0503/ltn20130503593.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0503/ltn20130503557.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the 2012 Work Report for
    the Board of Directors of the Bank                  Management  For           Voted - For
2   To Consider and Approve the 2012 Work Report for
    the Board of Supervisors of the Bank                Management  For           Voted - For
3   To Consider and Approve the Final Financial
    Accounts of the Bank for 2012                       Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Plan for the Bank for 2012                          Management  For           Voted - For
5   To Consider and Approve the Fixed Assets Investment
    Budget of the Bank for 2013                         Management  For           Voted - For
6   To Consider and Approve the Appointment of External
    Auditors for 2013                                   Management  For           Voted - For
7   To Consider and Approve the Adjustment to the Board
    of Directors' Authority to Approve Investment in
    Bonds of Certain Clients                            Management  For           Voted - For
8   To Consider and Approve the Issuance of Eligible
    Capital Instruments with Write-down Feature         Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date from 17 Jun T-o 16 May 2013. If You
    Have Already Sent in Your Votes, Please Do Not
    Return Th-is Proxy Form Unless You Decide to Amend
    Your Original Instructions. Thank You-.             Non-Voting                Non-Voting
BANK OF CHINA LTD, BEIJING
CUSIP: Y0698A107
Meeting Date: 25-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0907/ltn20120907671.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Remuneration Plan for
    the Chairman, Executive Directors, Chairman of
    Board of Supervisors and Shareholder Representative
    Supervisors of 2011                                 Management  For           Voted - For
2   To Consider and Approve the Proposal Regarding the
    Appointment of Ernst & Young Hua Ming As the Bank's
    External Auditor for 2013                           Management  For           Voted - For
Meeting Date: 26-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0207/ltn20130207604.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0207/ltn20130207602.pdf                        Non-Voting                Non-Voting


231




                         GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Consider and Approve the Proposal on the
    Election of Mr. Wang Shiqiang As Non-executive
    Director of the Bank                                Management  For           Voted - Against
2   To Consider and Approve the Proposal on Downward
    Adjustment to the Conversion Price of the A Share
    Convertible Bonds of the Bank                       Management  For           Voted - For
3   To Consider and Approve the Proposal in Relation to
    the Amendments of the Articles of Association of
    the Bank                                            Management  For           Voted - For
Meeting Date: 29-May-13  Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    177102 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn-20130411805.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn-20130411793.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0510/ltn-20130510235.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0510/-ltn20130510230.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the 2012 Work Report of the
    Board of Directors of the Bank                      Management  For           Voted - For
2   To Consider and Approve the 2012 Work Report of the
    Board of Supervisors of the Bank                    Management  For           Voted - For
3   To Consider and Approve the 2012 Annual Financial
    Statements of the Bank                              Management  For           Voted - For
4   To Consider and Approve the 2012 Profit
    Distribution Plan of the Bank                       Management  For           Voted - For
5   To Consider and Approve the 2013 Annual Budget of
    the Bank                                            Management  For           Voted - For
6   To Consider and Approve the Proposal Regarding the
    Appointment of Ernst & Young Hua Ming As the Bank's
    External Auditor for 2013                           Management  For           Voted - For
7.1 To Consider and Approve the Re-election of Mr. Li
    Lihui As Executive Director of the Bank             Management  For           Voted - Against
7.2 To Consider and Approve the Re-election of Mr. Li
    Zaohang As Executive Director of the Bank           Management  For           Voted - Against
7.3 To Consider and Approve the Re-election of Ms.
    Jiang Yansong As Non-executive Director of the Bank Management  For           Voted - Against
7.4 To Consider and Approve the Re-election of Mr. Chow
    Man Yiu, Paul As Independent Non- Executive
    Director of the Bank                                Management  For           Voted - For
8.1 To Consider and Approve the Election of Mr. Lu
    Zhengfei As Independent Non-executive Director of
    the Bank                                            Management  For           Voted - For
8.2 To Consider and Approve the Election of Mr. Leung
    Cheuk Yan As Independent Non-executive Director of
    the Bank                                            Management  For           Voted - For


232




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
9.1  To Consider and Approve the Re-election of Mr. Li
     Jun As Shareholders' Representative Supervisor of
     the Bank                                            Management  For           Voted - For
9.2  To Consider and Approve the Re-election of Mr. Wang
     Xueqiang As Shareholders' Representative Supervisor
     of the Bank                                         Management  For           Voted - For
9.3  To Consider and Approve the Re-election of Mr. Liu
     Wanming As Shareholders' Representative Supervisor
     of the Bank                                         Management  For           Voted - For
10.1 To Consider and Approve the Election of Mr. Tian
     Guoli As Executive Director of the Bank             Management  For           Voted - Against
10.2 To Consider and Approve the Election of Mr. Wang
     Yong As Non-executive Director of the Bank          Management  For           Voted - Against
11.1 To Consider and Approve the Re-election of Ms. Sun
     Zhijun As Non-executive Director of the Bank        Management  For           Voted - Against
11.2 To Consider and Approve the Re-election of Ms. Liu
     Lina As Non-executive Director of the Bank          Management  For           Voted - Against
12   To Consider and Approve the Proposal on the
     Issuance of the Qualified Write-down Tier-2 Capital
     Instruments                                         Management  For           Voted - For
BANK OF COMMUNICATIONS CO LTD
CUSIP: Y06988102
Meeting Date: 25-Jun-13 Meeting Type: Annual General Meeting
     Please Note That This is an Amendment to Meeting Id
     199014 Due to Addition Of-resolutions. All Votes
     Received on the Previous Meeting Will be
     Disregarded An-d You Will Need to Reinstruct on
     This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0607/l-tn20130607334.pdf
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0607-/ltn20130607332.pdf And-http-
     ://www.hkexnews.hk/listedco/listconews/sehk/2
     013/0509/ltn20130509312.pdf                         Non-Voting                Non-Voting
1    To Consider And, If Thought Fit, to Approve the
     Report of the Board of Directors of the Bank (the
     "board") for the Year Ended 31 December 2012        Management  For           Voted - For
2    To Consider And, If Thought Fit, to Approve the
     Report of the Supervisory Committee of the Bank
     (the "supervisory Committee") for the Year Ended 31
     December 2012                                       Management  For           Voted - For
3    To Consider And, If Thought Fit, to Approve the
     Audited Accounts of the Bank for the Year Ended 31
     December 2012                                       Management  For           Voted - For
4    To Consider And, If Thought Fit, to Approve the
     Profit Distribution Plan of the Bank for the Year
     Ended 31 December 2012                              Management  For           Voted - For
5    To Consider And, If Thought Fit, to Approve the Re-
     Appointment of Deloitte Touche Tohmatsu As the
     International Auditor and Deloitte Touche Tohmatsu


233




    GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Cpa LLP As the Domestic Auditor of the Bank for the
    Year 2013 for the Provision of Auditing Services
    and Other Relevant Services to the Bank for A Total
    Remuneration of Rmb32.772 Million, and with A Term
    Commencing from the Date of the Relevant Resolution
    Being Passed at the Agm and Ending on the Date of
    Conclusion of the Annual General Meeting for the
    Year 2013; and to Authorize the Board to Determine
    and Enter Into Respective Engagement with Them      Management  For           Voted - For
6.a To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Niu Ximing As an Executive Director
    of the Seventh Session of the Board                 Management  For           Voted - For
6.b To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Qian Wenhui As an Executive
    Director of the Seventh Session of the Board        Management  For           Voted - For
6.c To Consider And, If Thought Fit, to Approve the Re-
    Election of Ms. Yu Yali As an Executive Director of
    the Seventh Session of the Board                    Management  For           Voted - For
6.d To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Hu Huating As A Non-executive
    Director of the Seventh Session of the Board        Management  For           Voted - For
6.e To Consider And, If Thought Fit, to Approve the Re-
    Election of Ms. Du Yuemei As A Non-executive
    Director of the Seventh Session of the Board        Management  For           Voted - For
6.f To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Peter Wong Tung Shun As A Non-
    Executive Director of the Seventh Session of the
    Board                                               Management  For           Voted - For
6.g To Consider And, If Thought Fit, to Approve the Re-
    Election of Ms. Anita Fung Yuen Mei As A Non-
    Executive Director of the Seventh Session of the
    Board                                               Management  For           Voted - For
6.h To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Ma Qiang As A Non-executive
    Director of the Seventh Session of the Board        Management  For           Voted - For
6.i To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Lei Jun As A Non-executive Director
    of the Seventh Session of the Board                 Management  For           Voted - For
6.j To Consider And, If Thought Fit, to Approve the
    Appointment of Ms. Zhang Yuxia As A Non- Executive
    Director of the Seventh Session of the Board        Management  For           Voted - For
6.k To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Wang Weiqiang As an Independent
    Non-executive Director of the Seventh Session of
    the Board                                           Management  For           Voted - For
6.l To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Peter Hugh Nolan As an Independent
    Non-executive Director of the Seventh Session of
    the Board                                           Management  For           Voted - For
6.m To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Chen Zhiwu As an Independent
    Non-executive Director of the Seventh Session of
    the Board                                           Management  For           Voted - For
                                                        234





    GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6.n To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Choi Yiu Kwan As an Independent
    Non-executive Director of the Seventh Session of
    the Board                                           Management  For           Voted - For
6.o To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Liu Tinghuan As an Independent
    Non-executive Director of the Seventh Session of
    the Board.                                          Management  For           Voted - For
6.p To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Yu Yongshun As an Independent
    Non-executive Director of the Seventh Session of
    the Board                                           Management  For           Voted - For
6.q To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Wang Taiyin As A Non- Executive
    Director of the Seventh Session of the Board        Management  For           Voted - For
7.a To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Hua Qingshan As A Supervisor of the
    Seventh Session of the Supervisory Committee        Management  For           Voted - For
7.b To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Jiang Yunbao As an External
    Supervisor of the Seventh Session of the
    Supervisory Committee                               Management  For           Voted - For
7.c To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Lu Jiahui As an External
    Supervisor of the Seventh Session of the
    Supervisory Committee                               Management  For           Voted - For
7.d To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Teng Tieqi As A Supervisor of
    the Seventh Session of the Supervisory Committee    Management  For           Voted - For
7.e To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Dong Wenhua As A Supervisor of
    the Seventh Session of the Supervisory Committee    Management  For           Voted - For
7.f To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Li Jin As A Supervisor of the
    Seventh Session of the Supervisory Committee        Management  For           Voted - For
7.g To Consider And, If Thought Fit, to Approve the
    Appointment of Mr. Gao Zhongyuan As A Supervisor of
    the Seventh Session of the Supervisory Committee    Management  For           Voted - For
7.h To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Gu Huizhong As A Supervisor of the
    Seventh Session of the Supervisory Committee        Management  For           Voted - For
7.i To Consider And, If Thought Fit, to Approve the Re-
    Election of Mr. Yan Hong As A Supervisor of the
    Seventh Session of the Supervisory Committee        Management  For           Voted - For
8   To Consider And, If Thought Fit, to Approve the
    Remuneration Plan for the Directors and Supervisors
    of the Bank for the Year Ended 31 December 2012     Management  For           Voted - For
9   To Consider And, If Thought Fit, to Approve the
    Fixed Assets Investment Plan of the Bank for the
    Year Ending 31 December 2013                        Management  For           Voted - For
10  To Consider And, If Thought Fit, to Approve the
    Amendments to Article 2, Article 11, Article 113,
    Article 128, Article 144, Article 151, Article 174,
    Article 179, Article 194, Article 243, Article 255
                                                        235





                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    and Article 273 of the Articles of Association of
    the Bank; and to Authorize the Board to Grant
    Authorization to the Chairman Or the Person
    Authorized by the Chairman, in Process of the
    Bank's Filing and Application for Approval of the
    Amendments to the Articles of Association, to Make
    Relevant Revisions to the Amendments to the
    Articles of Association As He/she Deems Necessary
    and Appropriate in Accordance with the Requirements
    of the Relevant Regulatory Authorities and the
    Stock Exchanges from Time to Time                   Management  For           Voted - For
CHINA CITIC BANK CORPORATION LTD, BEIJING
CUSIP: Y1434M116
Meeting Date: 18-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0831/ltn20120831690.pdf A-nd
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0831/ltn20120831708.pd-f                       Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Dr. Zhu
    Xiaohuang As an Executive Director of the Bank      Management  For           Voted - Against
2   To Consider and Approve the Appointment of Mr.
    Zhang Xiaowei As A Non-executive Director of the
    Bank                                                Management  For           Voted - Against
3   To Consider and Approve the Appointment of Mr.
    Gonzalo Torano Vallina As A Non-executive Director
    of the Bank                                         Management  For           Voted - Against
4   To Consider and Approve the Amendments to the
    Articles of Association As Set Out in the Circular
    of the Bank Dated 3 September 2012                  Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    179386 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Link:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/lt-n20130411701.pdf Http://ww-
    W.hkexnews.hk/listedco/listconews/sehk/2013/0
    429/ltn20130429997.pdf and Http:/-
    /www.hkexnews.hk/listedco/listconews/sehk/20
    13/0429/ltn20130429981.pdf                          Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Bank for the Year 2012             Management  For           Voted - For


236




                         GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Consider and Approve the Report of the Board of
    Supervisors of the Bank for the Year 2012           Management  For           Voted - For
3   To Consider and Approve the Annual Report of the
    Bank for the Year 2012                              Management  For           Voted - For
4   To Consider and Approve the Financial Report of the
    Bank for the Year 2012                              Management  For           Voted - For
5   To Consider and Approve the Financial Budget Plan
    of the Bank for the Year 2013                       Management  For           Voted - For
6   To Consider and Approve the Profit Distribution
    Plan of the Bank for the Year 2012                  Management  For           Voted - For
7   To Consider and Approve the Resolution on
    Engagement of Accounting Firms and Their Service
    Fees for the Year 2013                              Management  For           Voted - For
8   To Consider and Approve the Resolution on the
    Estimate Amount of the Recurring Related Party
    Transactions with Related Party Entities Under
    Citic Group for the Year 2013                       Management  For           Voted - For
9   To Consider and Approve the Special Report on
    Related Party Transactions of the Bank for the Year
    2012                                                Management  For           Voted - For
10  To Consider and Approve the Appointment of Mr.
    Chang Zhenming As A Non-executive Director of the
    Bank                                                Management  For           Voted - Against
CHINA CONSTRUCTION BANK CORPORATION, BEIJING
CUSIP: Y1397N101
Meeting Date: 06-Jun-13  Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    175851 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0421/ltn-20130421083.pdf;
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0421/ltn-20130421073.pdf;
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0510/ltn-20130510720.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0510/-ltn20130510694.pdf                     Non-Voting                Non-Voting
1   The 2012 Report of Board of Directors               Management  For           Voted - For
2   The 2012 Report of Board of Supervisors             Management  For           Voted - For
3   The 2012 Final Financial Accounts                   Management  For           Voted - For
4   The 2012 Profit Distribution Plan                   Management  For           Voted - For
5   Budget of 2013 Fixed Assets Investment              Management  For           Voted - For
6   The Appointment of External Auditors for 2013       Management  For           Voted - For
7.1 Re-appointment of Mr. Zhang Jianguo As an Executive
    Director of the Bank                                Management  For           Voted - Against
7.2 Re-appointment of Mr. Zhao Xijun As an Independent
    Non-executive Director of the Bank                  Management  For           Voted - For


237




                          GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
7.3  Re-appointment of Ms. Chen Yuanling As A Non-
     Executive Director of the Bank                      Management  For           Voted - Against
7.4  Appointment of Mr. Zhu Hongbo As an Executive
     Director of the Bank                                Management  For           Voted - Against
7.5  Appointment of Mr. Hu Zheyi As an Executive
     Director of the Bank                                Management  For           Voted - Against
7.6  Appointment of Mr. Chung Shui Ming Timpson As an
     Independent Non-executive Director of the Bank      Management  For           Voted - For
7.7  Appointment of Ms. Margaret Leung Ko May Yee As an
     Independent Non-executive Director of the Bank      Management  For           Voted - For
7.8  Appointment of Mr. Wim Kok As an Independent
     Non-executive Director of the Bank                  Management  For           Voted - For
7.9  Appointment of Mr. Murray Horn As an Independent
     Non-executive Director of the Bank                  Management  For           Voted - For
7.1  Appointment of Mr. Xu Tie As A Non-executive
     Director of the Bank                                Management  For           Voted - Against
7.11 Appointment of Mr. Qi Shouyin As A Non- Executive
     Director of the Bank                                Management  For           Voted - Against
7.12 Terms of Office of Proposed Directors               Management  For           Voted - For
8.1  Re-appointment of Mr. Zhang Furong As A Shareholder
     Representative Supervisor of the Bank               Management  For           Voted - For
8.2  Re-appointment of Ms. Liu Jin As A Shareholder
     Representative Supervisor of the Bank               Management  For           Voted - For
8.3  Appointment of Ms. Li Xiaoling As A Shareholder
     Representative Supervisor of the Bank               Management  For           Voted - For
8.4  Appointment of Mr. Bai Jianjun As an External
     Supervisor of the Bank                              Management  For           Voted - For
8.5  Appointment of Mr. Wang Xinmin As an External
     Supervisor of the Bank                              Management  For           Voted - For
9    Issuance of Write-down Type Eligible Capital
     Instruments in the Amount of Up to Rmb60 Billion by
     the End of 2015                                     Management  For           Voted - For
10   Revisions to the Articles of Association            Management  For           Voted - For
CHINA EVERBRIGHT LTD
CUSIP: Y1421G106
Meeting Date: 15-May-13   Meeting Type: Annual General Meeting
     Please Note in the Hong Kong Market That A Vote of
     "abstain" Will be Treated-the Same As A "take No
     Action" Vote.                                       Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0410/ltn20130410183.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0410/ltn20130410179.pdf                        Non-Voting                Non-Voting
1    To Receive and Consider the Audited Financial
     Statements, the Report of the Directors and
     Independent Auditor's Report of the Company for the
     Year Ended 31 December 2012                         Management  For           Voted - For
2    To Declare A Final Dividend of Hk15 Cents Per Share
     for the Year Ended 31 December 2012                 Management  For           Voted - For


238




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
3ai   To Re-elect Mr. Tang Shuangning As Director          Management  For           Voted - Against
3aii  To Re-elect Mr. Zang Qiutao As Director              Management  For           Voted - Against
3aiii To Re-elect Mr. Chen Shuang As Director              Management  For           Voted - Against
3aiv  To Re-elect Dr. Chung Shui Ming, Timpson As Director Management  For           Voted - For
3b    To Authorise the Board to Fix the Remuneration of
      Directors                                            Management  For           Voted - For
4     To Re-appoint KPMG As Auditors and to Authorise the
      Board to Fix the Remuneration of Auditors            Management  For           Voted - For
5     To Approve the General Mandate to Issue Shares of
      the Company - Ordinary Resolution As Set Out in
      Item 5 in the Notice of Annual General Meeting       Management  For           Voted - Against
6     To Approve the General Mandate to Repurchase Shares
      - Ordinary Resolution As Set Out in Item 6 in the
      Notice of Annual General Meeting                     Management  For           Voted - For
7     To Approve the Extension of the General Mandate to
      Issue Shares of the Company - Ordinary Resolution
      As Set Out in Item 7 in the Notice of Annual
      General Meeting                                      Management  For           Voted - Against
CHINA LIFE INSURANCE CO LTD
CUSIP: Y1477R204
Meeting Date: 10-Jul-12 Meeting Type: ExtraOrdinary General Meeting
      Please Note That This is an Amendment to Meeting Id
      992492 Due to Receipt of A-dditional Resolutions.
      All Votes Received on the Previous Meeting Will be
      Disr-egarded and You Will Need to Reinstruct on
      This Meeting Notice. Thank You.                      Non-Voting                Non-Voting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2012/0524/ltn20120524197.pdf A-nd
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2012/0620/ltn20120620191.pd-f                        Non-Voting                Non-Voting
1     To Consider and Approve the Election of Mr. Yang
      Mingsheng As an Executive Director of the Fourth
      Session of the Board of Directors of the Company     Management  For           Voted - Against
2     To Consider and Approve the Election of Mr. Wan
      Feng As an Executive Director of the Fourth Session
      of the Board of Directors of the Company             Management  For           Voted - Against
3     To Consider and Approve the Election of Mr. Lin
      Dairen As an Executive Director of the Fourth
      Session of the Board of Directors of the Company     Management  For           Voted - Against
4     To Consider and Approve the Election of Ms. Liu
      Yingqi As an Executive Director of the Fourth
      Session of the Board of Directors of the Company     Management  For           Voted - Against
5     To Consider and Approve the Election of Mr. Miao
      Jianmin As A Non-executive Director of the Fourth
      Session of the Board of Directors of the Company     Management  For           Voted - Against
6     To Consider and Approve the Election of Mr. Zhang
      Xiangxian As A Non-executive Director of the Fourth
      Session of the Board of Directors of the Company     Management  For           Voted - Against
                                                           239





                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Consider and Approve the Election of Mr. Wang
    Sidong As A Non-executive Director of the Fourth
    Session of the Board of Directors of the Company    Management  For           Voted - Against
8   To Consider and Approve the Election of Mr. Sun
    Changji As an Independent Director of the Fourth
    Session of the Board of Directors of the Company    Management  For           Voted - For
9   To Consider and Approve the Election of Mr. Bruce
    Douglas Moore As an Independent Director of the
    Fourth Session of the Board of Directors of the
    Company                                             Management  For           Voted - For
10  To Consider and Approve the Election of Mr. Anthony
    Francis Neoh As an Independent Director of the
    Fourth Session of the Board of Directors of the
    Company                                             Management  For           Voted - For
11  To Consider and Approve the Election of Ms. Xia
    Zhihua As A Shareholder Representative Supervisor
    of the Fourth Session of the Supervisory Committee
    of the Company                                      Management  For           Voted - For
12  To Consider and Approve the Election of Mr. Shi
    Xiangming As A Shareholder Representative
    Supervisor of the Fourth Session of the Supervisory
    Committee of the Company                            Management  For           Voted - For
13  To Consider and Approve the Election of Mr. Tang
    Jianbang As an Independent Director of the Fourth
    Session of the Board of Directors of the Company    Management  For           Voted - For
14  To Consider and Approve the Election of Mr. Luo
    Zhongmin As an External Supervisor of the Fourth
    Session of the Supervisory Committee of the Company Management  For           Voted - For
Meeting Date: 19-Feb-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1223/ltn20121223023.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1223/ltn20121223027.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Auditors
    of the Company for the Year 2013                    Management  For           Voted - For
2   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company:
    Articles: 10, 157, 158, 211, 212, 213, 214          Management  For           Voted - For
3   To Consider and Approve the Proposed Amendments to
    the Procedural Rules for the Board of Directors
    Meetings of the Company: Articles: 39, 40, 45       Management  For           Voted - For
Meeting Date: 05-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0417/ltn20130417298.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0417/ltn20130417292.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year 2012          Management  For           Voted - For


240




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2012                                                Management  For           Voted - For
3   To Consider and Approve the Financial Report of the
    Company for the Year 2012                           Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year 2012               Management  For           Voted - For
5   To Consider and Approve the Remuneration of the
    Directors and Supervisors of the Company            Management  For           Voted - For
6   To Consider and Approve the Remuneration of the
    Auditors of the Company for the Year 2012           Management  For           Voted - For
7   To Consider and Approve the Appointment of the
    Auditors of the Company for the Year 2013           Management  For           Voted - For
8   To Consider and Approve the Cap Amounts in Respect
    of the Framework Agreement for Daily Connected
    Transactions Between the Company and China Guangfa
    Bank Co., Ltd                                       Management  For           Voted - For
9   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company: Article
    218                                                 Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification of Text in Res. No.9.-if You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy Form U-nless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
CHINA MERCHANTS BANK CO LTD, SHENZEN
CUSIP: Y14896115
Meeting Date: 07-Sep-12 Meeting Type: Class Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0722/ltn20120722020.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Proposal Regarding the
    Extension of the Validity Period of the Resolutions
    in Respect of the A Share Rights Issue and H Share
    Rights Issue of China Merchants Bank Co., Ltd       Management  For           Voted - For
Meeting Date: 07-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0722/ltn20120722018.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Proposal Regarding the
    Extension of the Validity Period of the Resolutions
    in Respect of the A Share Rights Issue and H Share
    Rights Issue of China Merchants Bank Co., Ltd       Management  For           Voted - For
Meeting Date: 31-May-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    179630 Due to Addition And-deletion of Resolutions.
    All Votes Received on the Previous Meeting Will be


241




     GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     D-isregarded and You Will Need to Reinstruct on
     This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking O-n the Url Links:
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0414/ltn-20130414041.pdf,
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0514/ltn-20130514260.pdf and
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0514/-ltn20130514253.pdf                       Non-Voting                Non-Voting
1    Consider and Approve the Work Report of the Board
     of Directors of the Company for the Year 2012       Management  For           Voted - For
2    Consider and Approve the Work Report of the Board
     of Supervisors of the Company for the Year 2012     Management  For           Voted - For
3    Consider and Approve the Annual Report of the
     Company for the Year 2012 (including the Audited
     Financial Report)                                   Management  For           Voted - For
4    Consider and Approve the Audited Financial
     Statements of the Company for the Year 2012         Management  For           Voted - For
5    Consider and Approve the Proposal Regarding the
     Profit Appropriation Plan for the Year 2012
     (including the Distribution of Final Dividends)     Management  For           Voted - For
6    Consider and Approve the Resolution Regarding the
     Appointment of Accountant and Its Remuneration for
     the Year 2013                                       Management  For           Voted - For
7.1  Consider and Approve the Re-appointment of Mr. Fu
     Yuning As Non-executive Director of the Company     Management  For           Voted - For
7.2  Consider and Approve the Re-appointment of Mr. Li
     Yinquan As Non-executive Director of the Company    Management  For           Voted - For
7.3  Consider and Approve the Re-appointment of Mr. Fu
     Gangfeng As Non-executive Director of the Company   Management  For           Voted - For
7.4  Consider and Approve the Re-appointment of Mr. Hong
     Xiaoyuan As Non-executive Director of the Company   Management  For           Voted - For
7.5  Consider and Approve the Re-appointment of Mr.
     Xiong Xianliang As Non-executive Director of the
     Company                                             Management  For           Voted - For
7.6  Consider and Approve the Re-appointment of Mr. Wei
     Jiafu As Non-executive Director of the Company      Management  For           Voted - For
7.7  Consider and Approve the Re-appointment of Ms. Sun
     Yueying As Non-executive Director of the Company    Management  For           Voted - For
7.8  Consider and Approve the Re-appointment of Mr. Wang
     Daxiong As Non-executive Director of the Company    Management  For           Voted - For
7.9  Consider and Approve the Re-appointment of Mr. Fu
     Junyuan As Non-executive Director of the Company    Management  For           Voted - For
7.1  Consider and Approve the Appointment of Ms. Zhu Yi
     As Non-executive Director of the Company            Management  For           Voted - For
7.11 Being Cancelled, This Resolution Will Not be Tabled
     for Voting: Consider and A-pprove the
     Re-appointment of Mr. Ma Weihua As Executive
     Director of the Compan-y                            Non-Voting                Non-Voting
7.12 Consider and Approve the Re-appointment of Mr.
     Zhang Guanghua As Executive Director of the Company Management  For           Voted - For


242




     GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
7.13 Consider and Approve the Re-appointment of Mr. Li
     Hao As Executive Director of the Company            Management  For           Voted - For
7.14 Consider and Approve the Re-appointment of Mr. Wong
     Kwai Lam As Independent Non-executive Director of
     the Company                                         Management  For           Voted - For
7.15 Consider and Approve the Appointment of Mr. Shan
     Weijian As Independent Non-executive Director of
     the Company                                         Management  For           Voted - For
7.16 Being Cancelled, This Resolution Will Not be Tabled
     for Voting: Consider and A-pprove the Appointment
     of Mr. Yi Jun As Independent Non-executive Director
     Of-the Company                                      Non-Voting                Non-Voting
7.17 Consider and Approve the Re-appointment of Mr. Pan
     Chengwei As Independent Non-executive Director of
     the Company                                         Management  For           Voted - For
7.18 Consider and Approve the Re-appointment of Ms. Pan
     Yingli As Independent Non-executive Director of the
     Company                                             Management  For           Voted - For
7.19 Consider and Approve the Re-appointment of Ms. Guo
     Xuemeng As Independent Non-executive Director of
     the Company                                         Management  For           Voted - For
8.1  Consider and Approve the Re-appointment of Mr. Zhu
     Genlin As Shareholder Representative Supervisor of
     the Company                                         Management  For           Voted - For
8.2  Consider and Approve the Re-appointment of Mr. an
     Luming As Shareholder Representative Supervisor of
     the Company                                         Management  For           Voted - For
8.3  Consider and Approve the Re-appointment of Mr. Liu
     Zhengxi As Shareholder Representative Supervisor of
     the Company                                         Management  For           Voted - For
8.4  Consider and Approve the Re-appointment of Mr. Peng
     Zhijian As External Supervisor of the Company       Management  For           Voted - For
8.5  Consider and Approve the Re-appointment of Mr. Pan
     Ji As External Supervisor of the Company            Management  For           Voted - For
8.6  Consider and Approve the Appointment of Mr. Shi
     Rongyao As External Supervisor of the Company       Management  For           Voted - For
9    Consider and Approve the Assessment Report on the
     Duty Performance of Directors for the Year 2012     Management  For           Voted - For
10   Consider and Approve the Assessment Report on the
     Duty Performance of Supervisors for the Year 2012   Management  For           Voted - For
11   Consider and Approve the Assessment Report on the
     Duty Performance and Cross-evaluation of
     Independent Non-executive Directors for the Year
     2012                                                Management  For           Voted - For
12   Consider and Approve the Assessment Report on the
     Duty Performance and Cross-evaluation of External
     Supervisors for the Year 2012                       Management  For           Voted - For
13   Consider and Approve the Related Party Transaction
     Report for the Year 2012                            Management  For           Voted - For
14   Consider and Approve the Resolution Regarding
     Extension of the Effective Period for the Issue of
     New Tier 2 Capital Instruments Pursuant to the
     Resolution on the Issuance to Substitute Rmb23
     Billion Maturing Tier 2 Capital Instruments         Management  For           Voted - For
                                                         243





                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
15   Consider and Approve the Resolution Regarding the
     General Mandate to Issue New Shares And/or Share
     Options of China Merchants Bank Co., Ltd.           Management  For           Voted - Against
16   Consider and Approve the Resolution Regarding the
     Articles of Association of China Merchants Bank
     Co., Ltd. (2013 Revision) (including the Rules of
     Procedures for Shareholders' General Meetings, the
     Rules of Procedures for Meetings of the Board of
     Directors and the Rules of Procedures for Meetings
     of the Board of Supervisors of the Company          Management  For           Voted - For
17.1 Consider and Approve the Appointment of Mr. Tian
     Huiyu As an Executive Director of the Ninth Session
     of the Board of Directors of the Company            Management  For           Voted - For
17.2 Consider and Approve the Appointment of Mr. Xu
     Shanda As an Independent Non-executive Director of
     the Ninth Session of the Board of Directors of the
     Company                                             Management  For           Voted - For
     Please Note That This is A Revision Due to Change
     in Url. If You Have Already-sent in Your Votes,
     Please Do Not Return This Proxy Form Unless You
     Decide To-amend Your Original Instructions. Thank
     You.                                                Non-Voting                Non-Voting
CHINA MINSHENG BANKING CORPORATION
CUSIP: Y1495M112
Meeting Date: 17-Dec-12 Meeting Type: ExtraOrdinary General Meeting
     Please Note That the Company Notice is Available by
     Clicking on the Url Link:-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2012/1030/ltn20121030232.pdf,-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2012/1030/ltn20121030242.pdf A-nd
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2012/1130/ltn20121130346.pd-f                       Non-Voting                Non-Voting
     Please Note That This is A Revision Due to Deletion
     of Comment. If You Have Al-ready Sent in Your
     Votes, Please Do Not Return This Proxy Form Unless
     You Deci-de to Amend Your Original Instructions.
     Thank You.                                          Non-Voting                Non-Voting
1    To Consider and Approve the Additional Appointment
     of Ms. You Lantian As an Independent Non-executive
     Director of the Sixth Session of the Board with the
     Same Term As the Current Session of the Board       Management  For           Voted - For
2    To Consider and Approve the Additional Appointment
     of Mr. Guo Guangchang As A Nonexecutive Director of
     the Sixth Session of the Board with the Same Term
     As the Current Session of the Board                 Management  For           Voted - For
3    To Consider and Approve the Amendments to Certain
     Provision of the Articles of Association of China
     Minsheng Banking Corp., Ltd                         Management  For           Voted - For
     Please Note That This is A Revision Due to Addition
     of Url Links. If You Have-already Sent in Your
     Votes, Please Do Not Return This Proxy Form Unless


244




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You De-cide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 17-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0425/ltn201304251005.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0425/ltn201304251034.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0529/ltn20130529258.-pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Annual Report for 2012
    of the Company                                      Management  For           Voted - For
2   To Consider and Approve the Final Financial Report
    for 2012 of the Company                             Management  For           Voted - For
3   To Consider and Approve the Annual Budgets for 2013
    of the Company                                      Management  For           Voted - For
4   To Consider and Approve the Work Report of the
    Board of Directors for 2012 of the Company          Management  For           Voted - For
5   To Consider and Approve the Work Report of the
    Supervisory Board for 2012 of the Company           Management  For           Voted - For
6.1 To Consider and Approve the Proposed Profit
    Distribution Plan for the Second Half of 2012 and
    Interim Profit Distribution Policy for 2013 of the
    Company: to Consider and Approve the Proposed
    Profit Distribution Plan for the Second Half of
    2012 of the Company                                 Management  For           Voted - For
6.2 To Consider and Approve the Proposed Profit
    Distribution Plan for the Second Half of 2012 and
    Interim Profit Distribution Policy for 2013 of the
    Company: to Consider and Approve the Interim Profit
    Distribution Policy for 2013 of the Company         Management  For           Voted - For
7   To Consider and Approve the Re-appointment and
    Remuneration of the Auditing Firm for 2013          Management  For           Voted - For
8   To Consider and Approve the Amendments to the Terms
    of Reference of the Supervisory Board of China
    Minsheng Banking Corp., Ltd                         Management  For           Voted - For
9   To Consider and Approve the Amendments to the
    Administrative Measures of Connected Transactions
    of China Minsheng Banking Corp., Ltd                Management  For           Voted - For
10  To Consider and Approve the Proposed Issuance Plans
    of Eligible Tier-2 Capital Instruments of China
    Minsheng Banking Corp., Ltd. for 2013- 2014         Management  For           Abstain
11  To Consider and Approve the Amendments to the
    Articles of Association of China Minsheng Banking
    Corp., Ltd                                          Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Additional Link. If You-have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unless Y-ou Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting


245




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA OVERSEAS LAND & INVESTMENT LTD
CUSIP: Y15004107
Meeting Date: 30-May-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411275.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411259.pdf                        Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Financial
    Statements and the Reports of the Directors and the
    Independent Auditor's Report for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Approve the Declaration of A Final Dividend for
    the Year Ended 31 December 2012 of Hk24 Cents Per
    Share                                               Management  For           Voted - For
3a  To Re-elect Mr. Hao Jian Min As Director            Management  For           Voted - Against
3b  To Re-elect Mr. Xiao Xiao As Director               Management  For           Voted - Against
3c  To Re-elect Mr. Guo Yong As Director                Management  For           Voted - Against
3d  To Re-elect Mr. Kan Hongbo As Director              Management  For           Voted - Against
3e  To Re-elect Dr. Wong Ying Ho, Kennedy As Director   Management  For           Voted - For
3f  To Re-elect Dr. Fan Hsu Lai Tai, Rita As Director   Management  For           Voted - For
3g  To Re-elect Mr. Li Man Bun, Brian David As Director Management  For           Voted - Against
4   To Authorise the Board to Fix the Remuneration of
    the Directors                                       Management  For           Voted - For
5   To Appoint Messrs. PricewaterhouseCoopers As
    Auditor of the Company to Hold Office Until the
    Conclusion of the Next Annual General Meeting and
    to Authorise the Board to Fix Their Remuneration    Management  For           Voted - For
6   To Approve the Granting to the Directors the
    General and Unconditional Mandate to Repurchase
    Shares in the Capital of the Company Up to 10% of
    the Issued Share Capital of the Company             Management  For           Voted - For
7   To Approve the Granting to the Directors the
    General and Unconditional Mandate to Allot, Issue
    and Deal with New Shares Not Exceeding 20% of the
    Issued Share Capital of the Company                 Management  For           Voted - Against
8   To Approve the Extension of the Authority Granted
    to the Directors by Resolution 7 Above by Adding
    the Number of Shares Repurchased Pursuant to the
    Authority Granted to the Directors by Resolution 6
    Above                                               Management  For           Voted - Against
Meeting Date: 30-May-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0503/ltn20130503545.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0503/ltn20130503533.pdf                        Non-Voting                Non-Voting


246




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Approve, Ratify and Confirm the New Master
    Cscecl Group Engagement Agreement (as Defined in
    the Circular of the Company Dated 6 May 2013 (the
    "circular")) and the Transactions Contemplated
    Thereunder and the Implementation Thereof, and to
    Approve the Cap (as Defined in the Circular)        Management  For           Voted - For
CHINA PACIFIC INSURANCE (GROUP) CO LTD
CUSIP: Y1505R101
Meeting Date: 25-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0910/ltn20120910114.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Resolution on the
    Amendments to the Articles of Association of China
    Pacific Insurance (group) Co., Ltd.: Article 209    Management  For           Voted - For
Meeting Date: 31-May-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    175355 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0414/ltn-20130414051.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0516/ltn-20130516013.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0516/-ltn20130516023.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Report of Board of
    Directors of the Company for the Year 2012          Management  For           Voted - For
2   To Consider and Approve the Report of Board of
    Supervisors of the Company for the Year 2012        Management  For           Voted - For
3   To Consider and Approve the Full Text and the
    Summary of the Annual Report of A Shares of the
    Company for the Year 2012                           Management  For           Voted - For
4   To Consider and Approve the Annual Report of H
    Shares of the Company for the Year 2012             Management  For           Voted - For
5   To Consider and Approve the Financial Statements
    and Report of the Company for the Year 2012         Management  For           Voted - For
6   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year 2012               Management  For           Voted - For
7   To Consider and Approve the Proposal on the
    Appointment of Auditors for the Year 2013           Management  For           Voted - For
8   To Consider and Approve the Due Diligence Report of
    the Directors for the Year 2012                     Management  For           Voted - For


247




     GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
9    To Consider and Approve the Report on Performance
     of Independent Directors for the Year 2012          Management  For           Voted - For
10   To Consider and Approve the Proposal on the Grant
     of General Mandate to Issue New Shares of the
     Company                                             Management  For           Voted - Against
11   Related Party Transactions Regarding the Trading of
     Debt Securities Pursuant T-o the Shanghai Listing
     Rules                                               Non-Voting                Non-Voting
12   To Review the Report on the Status of Related Party
     Transactions and the Imple-mentation of Management
     System for Related Party Transactions for the Year
     201-2                                               Non-Voting                Non-Voting
13.1 To Consider and Approve Mr. Wang Chengran As A
     Non-executive Director for the 7th Session of the
     Board of the Company                                Management  For           Voted - For
13.2 To Consider and Approve Mr. Bai Wei As an
     Independent Non-executive Director for the 7th
     Session of the Board of the Company                 Management  For           Voted - For
13.3 To Consider and Approve Ms. Sun Xiaoning As A
     Non-executive Director for the 7th Session of the
     Board of the Company                                Management  For           Voted - For
13.4 To Consider and Approve Mr. Yang Xianghai As A
     Non-executive Director for the 7th Session of the
     Board of the Company                                Management  For           Voted - For
13.5 To Consider and Approve Mr. Wu Jumin As A Non-
     Executive Director for the 7th Session of the Board
     of the Company                                      Management  For           Voted - Against
13.6 To Consider and Approve Mr. Wu Junhao As A
     Non-executive Director for the 7th Session of the
     Board of the Company                                Management  For           Voted - For
13.7 To Consider and Approve Mr. Zhang Yansheng As an
     Independent Non-executive Director for the 7th
     Session of the Board of the Company                 Management  For           Voted - For
13.8 To Consider and Approve Mr. Lam Chi Kuen As an
     Independent Non-executive Director for the 7th
     Session of the Board of the Company                 Management  For           Voted - For
13.9 To Consider and Approve Mr. Zhou Zhonghui As an
     Independent Non-executive Director for the 7th
     Session of the Board of the Company                 Management  For           Voted - For
13.1 To Consider and Approve Mr. Zheng Anguo As A
     Non-executive Director for the 7th Session of the
     Board of the Company                                Management  For           Voted - For
13.11To Consider and Approve Mr. Gao Guofu As an
     Executive Director for the 7th Session of the Board
     of the Company                                      Management  For           Voted - For
13.12To Consider and Approve Mr. Cheng Feng As A
     Non-executive Director for the 7th Session of the
     Board of the Company                                Management  For           Voted - For
13.13To Consider and Approve Mr. Fok Kwong Man As an
     Independent Non-executive Director for the 7th
     Session of the Board of the Company                 Management  For           Voted - For
13.14To Consider and Approve Mr. Huo Lianhong As an
     Executive Director for the 7th Session of the Board
     of the Company                                      Management  For           Voted - For
                                                         248





                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
14.1 To Consider and Approve Mr. Zhang Jianwei As A
     Shareholder Representative Supervisor for the 7th
     Session of the Board of Supervisors of the Company   Management  For           Voted - For
14.2 To Consider and Approve Ms. Lin Lichun As A
     Shareholder Representative Supervisor for the 7th
     Session of the Board of Supervisors of the Company   Management  For           Voted - For
14.3 To Consider and Approve Mr. Dai Zhihao As A
     Shareholder Representative Supervisor for the 7th
     Session of the Board of Supervisors of the Company   Management  For           Voted - Against
CHINA RESOURCES LAND LTD
CUSIP: G2108Y105
Meeting Date: 05-Jun-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions. Thank
     You.                                                 Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0426/ltn20130426488.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0426/ltn20130426474.pdf                         Non-Voting                Non-Voting
1    To Receive and Consider the Audited Financial
     Statements and the Director's Report and the
     Independent Auditors Report for the Year Ended 31
     December 2012                                        Management  For           Voted - For
2    To Declare A Final Dividend of Hk27.3 Cents Per
     Share for the Year Ended 31 December 2012            Management  For           Voted - For
3.1  To Re-elect Mr. Yan Biao As Director                 Management  For           Voted - Against
3.2  To Re-elect Mr. Ding Jiemin As Director              Management  For           Voted - Against
3.3  To Re-elect Mr. Wei Bin As Director                  Management  For           Voted - Against
3.4  To Re-elect Mr. Huang Daoguo As Director             Management  For           Voted - Against
3.5  To Re-elect Mr. Chen Ying As Director                Management  For           Voted - Against
3.6  To Re-elect Mr. Andrew Y. Yan As Director            Management  For           Voted - Against
3.7  To Re-elect Mr. Ho Hin Ngai, Bosco As Director       Management  For           Voted - For
3.8  To Fix the Remuneration of the Directors             Management  For           Voted - For
4    To Re-appoint Messrs. PricewaterhouseCoopers As
     Auditor and Authorise the Directors to Fix Their
     Remuneration                                         Management  For           Voted - For
5    Ordinary Resolution in Item No.5 of the Notice of
     Annual General Meeting. (to Give A General Mandate
     to the Directors to Repurchase Shares of the
     Company)                                             Management  For           Voted - For
6    Ordinary Resolution in Item No.6 of the Notice of
     Annual General Meeting. (to Give A General Mandate
     to the Directors to Issue New Shares of the Company) Management  For           Voted - Against
7    Ordinary Resolution in Item No.7 of the Notice of
     Annual General Meeting. (to Extend the General
     Mandate to be Given to the Directors to Issue New
     Shares)                                              Management  For           Voted - Against
     Please Note That This is A Revision Due to
     Modification of Text in Resolution-3.3. If You Have


249




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Already Sent in Your Votes, Please Do Not Return
    This Proxy F-orm Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
CHINA TAIPING INSURANCE HOLDINGS CO LTD
CUSIP: Y1456Z151
Meeting Date: 18-Jun-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0530/ltn20130530551.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0530/ltn20130530549.pdf                        Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   That: (a) the Conditional Framework Agreement Dated
    27 May 2013 Entered Into Between (china Taiping
    Insurance Group Co.) ("tpg") and China Taiping
    Insurance Group (hk) Limited ("tpg(hk)") As Vendors
    and the Company As Purchaser, A Copy of Which
    Having Been Produced at the Meeting and Marked "a"
    and Initialed by the Chairman of the Meeting for
    the Purpose of Identification (the "framework
    Agreement") and the Transaction Contemplated
    Thereunder be and is Hereby Approved, Ratified and
    Confirmed; (b) Conditional Upon the Listing
    Committee of the Stock Exchange of Hong Kong
    Limited Granting Approval for the Listing Of, and
    Permission to Deal In, A Maximum of 862,735,270
    Shares of the Company (the "consideration Shares")
    to be Issued and Allotted by the Company to Tpg and
    Tpg(hk) (or Such Other Persons As Any of Them May
    Direct) Contd                                       Management  For           Voted - For
    Contd Pursuant to the Framework Agreement, the
    Allotment and Issue of Such-consideration Shares be
    and is Hereby Approved; and (c) the Directors of
    The-company be and are Hereby Authorized for and on
    Behalf of the Company To- Negotiate, Agree, Sign,
    Seal, Execute, Deliver, Perfect and Ratify All
    Such-documents and Agreements (including Without
    Limitation, the Specific-acquisition Agreements to
    be Entered Into by Tpg, Tpg(hk) and the Company-
    Pursuant to the Framework Agreement) and Do Such
    Acts Or Things As They May-in Their Discretion
    Consider to be Necessary, Desirable Or Expedient
    To-implement And/or Give Effect to the Terms of the
    Framework Agreement and The-allotment and Issue of
    the Consideration Shares                            Non-Voting                Non-Voting
2   That (a) the Authorised Share Capital of the
    Company be and is Hereby Increased from Hkd
    100,000,000 Divided Into 2,000,000,000 Shares of
    Hkd 0.05 Each in the Share Capital of the Company
    to Hkd 150,000,000 Divided Into 3,000,000,000


250




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Shares by the Creation of an Additional
    1,000,000,000 New Shares of Hkd 0.05 Each in the
    Share Capital of the Company (the "proposed
    Increase in Authorised Share Capital"); and (b) Any
    One Or More of the Directors of the Company be and
    Is/are Hereby Authorised for and on Behalf of the
    Company to Execute All Such Documents, Instruments
    and Agreements and to Do All Such Acts Or Things
    Deemed by Him/her/them to be Incidental To,
    Ancillary to Or in Connection with the Matters
    Contemplated in and for the Completion of the
    Proposed Increase in Authorised Share Capital       Management  For           Voted - For
Meeting Date: 28-Jun-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0528/ltn20130528450.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0528/ltn20130528445.pdf                        Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Financial
    Statements, the Report of the Directors and the
    Independent Auditor's Report for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2a  To Re-elect Mr. Song Shuguang As Director           Management  For           Voted - For
2b  To Re-elect Mr. Peng Wei As Director                Management  For           Voted - For
2c  To Re-elect Dr. Wu Jiesi As Director                Management  For           Voted - For
2d  To Authorize the Board of Directors to Fix the
    Directors' Remuneration                             Management  For           Voted - For
3   To Re-appoint Deloitte Touche Tohmatsu As Auditor
    and to Authorize the Board of Directors to Fix
    Their Remuneration                                  Management  For           Voted - Against
4   To Give A General Mandate to the Directors to Issue
    Shares of the Company                               Management  For           Voted - Against
5   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
6   To Extend the General Mandate to Issue Shares by
    Addition Thereto the Shares Repurchased by the
    Company                                             Management  For           Voted - Against
CHONGQING RURAL COMMERCIAL BANK CO LTD, CHONGQING
CUSIP: Y1594G107
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/0325/ltn20130325299-.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0325/ltn20130325252.pdf                        Non-Voting                Non-Voting


251




                         GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Consider and Approve the Work Report of the
    Board of Directors of the Bank for 2012              Management  For           Voted - For
2   To Consider and Approve the Work Report of the
    Board of Supervisors of the Bank for 2012            Management  For           Voted - For
3   To Consider and Approve the 2012 Annual Financial
    Statements of the Bank                               Management  For           Voted - For
4   To Consider and Approve the Proposed Profit
    Distribution Plan of the Bank for 2012               Management  For           Voted - For
5   To Consider and Approve the 2012 Annual Report of
    the Bank                                             Management  For           Voted - For
6   To Consider and Approve the 2013 Financial Budget
    Proposal of the Bank                                 Management  For           Voted - For
7   To Consider and Approve the Re-appointment of
    Deloitte Touche Tohmatsu Cpa LLP. and Deloitte
    Touche Tohmatsu As the External Auditors of the
    Bank for 2013 and to Fix Their Remuneration for 2013 Management  For           Voted - For
8   To Consider and Approve the Proposed Issue of
    Subordinated Bonds by the Bank (for Details, Please
    Refer to the Circular Dispatched to the
    Shareholders Issued by the Bank) As Follows: (i) to
    Consider and Approve the Proposed Issue of
    Subordinated Bonds (ii) to Authorise the Board to
    Handle Relevant Affairs Regarding the Issue,
    Including But Not Limited To, Application and
    Reporting Formalities to Relevant Government
    Authorities and Regulatory Authorities,
    Determination on the Specified Aggregate Size and
    Batches of Offering, Offering Timing, Offering
    Terms, Maturity of the Bonds, Interest Rates and
    Price of the Bonds, Arrangement of Redemption of
    the Bond Principal and Interests, Signing All
    Necessary Legal Documents and Applicable
    Adjustments to the Offering Plan Pursuant to the
    Requirement of Relevant Regulatory Contd             Management  For           Voted - For
    Contd Authorities (iii) the Board be Approved to
    Grant Authorisation to The-board for the Above
    Matters to Delegate Senior Management to Decide
    And-handle Relevant Affairs Regarding the Issue
    According to the Specific-circumstances (iv) the
    Authorisation and Grant of Authorisation in Respect
    Of-the Issue of Subordinated Bonds Under This
    Resolution Shall be Effective For-a Period of 24
    Months Commencing from the Date This Resolution is
    Passed                                               Non-Voting                Non-Voting
CITIC SECURITIES CO LTD
CUSIP: Y1639N117
Meeting Date: 29-Oct-12  Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0910/ltn20120910557.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1009/ltn20121009384.p-df                        Non-Voting                Non-Voting


252




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company Relating
    to Profit Distributions (details of Which are Set
    Out in the Circular of the Company Dated 11
    September 2012) and the Management of the Company
    be Authorized to Do All Such Acts As Appropriate to
    Effect the Amendments and to Make Relevant
    Registrations and Filings in Accordance with the
    Relevant Requirements of the Applicable Laws, Rules
    and Regulations in the Prc and Hong Kong            Management  For           Voted - For
2   To Consider and Approve the Appointment of Mr. Wei
    Benhua As an Independent Non-executive Director of
    the Fifth Session of the Board of Directors of the
    Company                                             Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 13-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy are
    Available by Clicking on The-url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0125/ltn20130-125578.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0125/ltn20130-125604.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0221/ltn20-130221529.pdf                       Non-Voting                Non-Voting
1.1 To Consider and Approve the Proposed Issuances of
    Onshore and Offshore Corporate Debt Financing
    Instruments: Issuing Entity, Size of Issuance
    and Method of Issuance That (a) the Company Will be
    the Issuing Entity of the Rmb Debt Financing
    Instruments. the Rmb Debt Financing Instruments
    That Will be Approved by Or Filed with the Csrc
    and Other Relevant Approval and Filing Authorities
    in Accordance with the Relevant Regulations Will be
    Issued on an One- Off Or Multiple Issuances Or
    Multi-tranche Issuances Bases Through Public
    Offerings in the Prc Or Through Private Placements
    to Qualified Investors in Accordance with Csrc's
    Relevant Regulations; (b) the Company Or Its
    Wholly- Owned Offshore Subsidiary(ies) Will Act
    As the Issuing Entity(ies) of the Offshore Debt
    Financing Instruments. the Offshore Debt Financing
    Contd                                               Management  For           Voted - Against
    Contd Instruments Will be Issued on an One-off Or
    Multiple Issuances Or-multi-tranche Issuances Bases
    Through Public Offerings Or Private
    Placements-outside the Prc; (c) the Sizes of the
    Issuances of the Onshore and Offshore- Corporate
    Debt Financing Instruments Will be No More Than Rmb
    40 Billion In-aggregate (including Rmb 40 Billion,
    Calculated Based on the Aggregate-balance
    Outstanding on the Instruments Issued And, in the


253




    GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Case of An- Instrument Denominated in A Foreign
    Currency, Based on the Median Price For-the
    Exchange Rate Announced by the People's Bank of
    China on the Date of Each-issuance), and Shall be
    in Compliance with the Requirements Prescribed in
    The-relevant Laws and Regulations on the Maximum
    Amount of the Debt Financing- Instruments to be
    Issued; and (d) Authorisation be Granted to the
    Board-(which May in Contd                           Non-Voting                Non-Voting
    Contd Turn Authorise the Authorised Committee) to
    Determine, at Its Sole-discretion, the Issuing
    Entity, the Size of Issue, the Number of
    Tranches,-the Currency and the Method of Each
    Issuance in Accordance with the Relevant-laws and
    Regulations and the Advices and Suggestions of the
    Regulatory-authorities, the Company's Actual Needs
    of the Funds and the Then Prevailing- Market
    Conditions in Order to Maximise the Interest of the
    Company                                             Non-Voting                Non-Voting
1.2 To Consider and Approve the Proposed Issuances of
    Onshore and Offshore Corporate Debt Financing
    Instruments: Types That (a) the Rmb Debt Financing
    Instruments Will Include (as the Case May Be)
    Ordinary Bonds, Subordinated Bonds, Subordinated
    Debts, Structured Notes and the Other Types
    Permitted to be Issued by the Regulatory
    Authorities; (b) the Offshore Debt Financing
    Instruments Will Include (as the Case May Be)
    Bonds, Subordinated Bonds and Structured Notes; (c)
    the Terms of Each of the Subordinated Debts Or
    Subordinated Bonds to be Issued Under the Issuances
    of the Onshore and Offshore Corporate Debt
    Financing Instruments Shall Not Contain Any
    Provision for Conversion Into Shares; and (d)
    Authorisation be Granted to the Board (which May in
    Turn Authorise the Authorised Committee) to
    Determine, at Its Sole Discretioncontd              Management  For           Voted - Against
    Contd , the Types of the Onshore and Offshore
    Corporate Debt Financing-instruments and the
    Priorities for Repayment of Creditors in Accordance
    With-the Relevant Regulations and the Then
    Prevailing Market Conditions                        Non-Voting                Non-Voting
1.3 To Consider and Approve the Proposed Issuances of
    Onshore and Offshore Corporate Debt Financing
    Instruments: Term That (a) the Term of Each of the
    Onshore and Offshore Corporate Debt Financing
    Instruments Shall be No Longer Than 10 Years
    (inclusive) with A Single Term Or Hybrid Type with
    Multiple Terms; and (b) Authorisation be Granted to
    the Board (which May in Turn Authorise the
    Authorised Committee) to Determine, at Its Sole
    Discretion, the Term and Size of Each Type of the
    Onshore and Offshore Corporate Debt Financing
    Instruments in Accordance with the Relevant
    Regulations and the Then Prevailing Market
    Conditions                                          Management  For           Voted - Against


254




                GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.4 To Consider and Approve the Proposed Issuances of
    Onshore and Offshore Corporate Debt Financing
    Instruments: Interest Rate That Authorisation be
    Granted to the Board (which May in Turn Authorise
    the Authorised Committee) to Determine, at Its Sole
    Discretion, Together with the Sponsor (or the Lead
    Underwriter, If Any) the Interest Rate of Each of
    the Onshore and Offshore Corporate Debt Financing
    Instruments to be Issued As Well As the Method of
    Calculation and Payment Thereof in Accordance with
    the Then Prevailing Domestic Market Conditions and
    The                                                 Management  For           Voted - Against
    Contd at the Time of an Issuance of the Offshore
    Debt Financing Instruments)                         Non-Voting                Non-Voting
1.5 To Consider and Approve the Proposed Issuances of
    Onshore and Offshore Corporate Debt Financing
    Instruments: Security and Other Arrangements That
    (a) Authorisation be Granted to the Board (which
    May in Turn Authorise the Authorised Committee) to
    Determine, at Its Sole Discretion, the Security
    Arrangement for the Issuances of the Rmb Debt
    Financing Instruments in Accordance with the Laws;
    (b) Depending on the Structure of Each Issuance,
    the Company Or Its Qualified Wholly-owned Offshore
    Subsidiary(ies) Will be the Issuing Entity(ies) of
    Each of the Offshore Debt Financing Instruments to
    be Issued, on the Basis of A Guarantee Or A Letter
    of Support Or A Keep-well Agreement to be Issued by
    the Company Or the Aforesaid Wholly- Owned Offshore
    Subsidiary(ies) And/or A Third Party; and (c)
    Authorisation be Granted to the Board (contd        Management  For           Voted - Against
    Contd Which May in Turn Authorise the Authorised
    Committee) to Determine, At-its Sole Discretion,
    the Arrangement Relating to the Provision of
    Guarantee-or the Issuance of the Letter of Support
    Or Keep-well Agreement in Accordance-with the
    Structure of Each Issuance                          Non-Voting                Non-Voting
1.6 To Consider and Approve the Proposed Issuances of
    Onshore and Offshore Corporate Debt Financing
    Instruments: Use of Proceeds That (a) the
    Proceeds Raised from the Issuances of the Onshore
    and Offshore Corporate Debt Financing Instruments
    Will be Used to Meet the Business Operation Needs
    of the Company, Adjust the Debt Structure of the
    Company, Supplement the Working Capital of the
    Company And/or Make Project Investments; and (b)
    Authorisation be Granted to the Board (which May in
    Turn Authorise the Authorised Committee) to
    Determine, at Its Sole Discretion, the Use of
    Proceeds in Accordance with the Company's
    Demand for Capital                                  Management  For           Voted - Against
1.7 To Consider and Approve the Proposed Issuances of
    Onshore and Offshore Corporate Debt Financing
    Instruments: Issuing Price That Authorisation be
    Granted to the Board (which May in Turn Authorise
    the Authorised Committee) to Determine, at Its Sole
                                                        255





     GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Discretion, the Issuing Price of the Onshore and
     Offshore Corporate Debt Financing Instruments in
     Accordance with the Then Prevailing Market
     Conditions at the Time of Each Issuance and the
     Relevant Laws and Regulations                       Management  For           Voted - Against
1.8  To Consider and Approve the Proposed Issuances of
     Onshore and Offshore Corporate Debt Financing
     Instruments: Targets of Issue and the Private
     Placement Arrangements to the Shareholders That (a)
     the Targets of the Onshore and Offshore Corporate
     Debt Financing Instruments Shall be the Onshore and
     Offshore Investors, Respectively, Which Meet the
     Conditions for Subscription; (b) the Onshore and
     Offshore Corporate Debt Financing Instruments May
     be Placed to the Shareholders; and (c)
     Authorisation be Granted to the Board (which May in
     Turn Authorise the Authorised Committee) to
     Determine, at Its Sole Discretion, the Specific
     Private Placement Arrangements of Each Issuance
     (including Whether to Make Such Private Placements
     and the Placement Proportion, Etc.) Based on the
     Then Prevailing Domestic and Overseas Market
     Conditions, Contd                                   Management  For           Voted - Against
     Contd the Specific Matters Involved in the
     Offerings in Accordance with The-laws               Non-Voting                Non-Voting
1.9  To Consider and Approve the Proposed Issuances of
     Onshore and Offshore Corporate Debt Financing
     Instruments: Listing of the Debt Financing
     Instruments That Authorisation be Granted to the
     Board (which May in Turn Authorise the Authorised
     Committee) to Determine, at Its Sole Discretion,
     the Relevant Matters Involved in the Application
     for the Listing of the Onshore and Offshore
     Corporate Debt Financing Instruments in Accordance
     with the Actual Conditions of the Company and the
     Then Prevailing Conditions of the Domestic and
     Overseas Markets                                    Management  For           Voted - Against
1.10 To Consider and Approve the Proposed Issuances of
     Onshore and Offshore Corporate Debt Financing
     Instruments: Safeguard Measures for Debt Repayment
     of the Rmb Debt Financing Instruments That
     Authorisation be Granted to the Board (which May in
     Turn Authorise the Authorised Committee) in Respect
     of the Issuances of the Rmb Debt Financing
     Instruments, to Determine, at Its Sole Discretion,
     That at Least the Following Measures Shall be Taken
     by the Company When There is an Anticipated Or
     Actual Failure to Pay the Principal of the Bonds Or
     Repay the Interests of the Bonds Due: (1) Ceasing
     to Distribute Dividends to the Shareholders; (2)
     Suspending the Implementation of Any Capital
     Expenditure Projects Such As Material External
     Investments, Acquisitions and Mergers, Etc.; (3)
     Reducing Or Ceasing to Pay the Wages and Bonus of
     Contd                                               Management  For           Voted - Against


256




     GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Contd the Directors and Senior Management Personnel
     of the Company; (4) F-reezing the Job T Ransfer of
     the Key Responsibl E Personnel                      Non-Voting                Non-Voting
1.11 To Consider and Approve the Proposed Issuances of
     Onshore and Offshore Corporate Debt Financing
     Instruments: Valid Period of the Resolutions Passed
     That the Validity Period of the Resolutions Passed
     at the Egm for the Issuances of the Onshore and
     Offshore Corporate Debt Financing Instruments Shall
     be 36 Months Calculated from the Date of Approval
     by the Egm, Where the Board And/or Its Authorised
     Committee                                           Management  For           Voted - Against
     Contd Or Registration/confirmation, Complete the
     Issuance Or Relevant Partial-issuance of the
     Onshore and Offshore Corporate Debt Financing
     Instruments                                         Non-Voting                Non-Voting
1.12 To Consider and Approve the Proposed Issuances of
     Onshore and Offshore Corporate Debt Financing
     Instruments: Authorisation for the Issuances of the
     Onshore and Offshore Corporate Debt Financing
     Instruments That to Ensure Effective Coordination
     of the Issuances of the Onshore and Offshore
     Corporate Debt Financing Instruments and Specific
     Matters in the Issuance Processes, Authorisation be
     Granted to the Board (which May in Turn Authorise
     the Authorised Committee) to Deal With, at Its Sole
     Discretion, All Matters in Connection with the
     Issuances of the Onshore and Offshore Corporate
     Debt Financing Instruments in Accordance with the
     Relevant Laws, Regulations and Opinions and Advices
     from the Regulatory Authorities, Within the
     Framework and Under the Principles Approved at the
     Egm, and Based Upon the General Principle of Contd  Management  For           Voted - Against
     Contd Acting in the Best Interest of the Company,
     Including But Not Limited-to: (a) Formation and
     Adjustment of Specific Plans for the Issuances of
     The-onshore and Offshore Corporate Debt Financing
     Instruments in Accordance With-the Applicable Laws,
     Regulations and Relevant Provisions from the
     Regulatory- Authorities As Well As Resolutions
     Passed at the Egm for Such Purposes, And-based on
     the Actual Conditions of the Company and the
     Relevant Debt Markets,-including, Without
     Limitation, Determination of the Suitable
     Issuing-entity(ies), Timing of Issuance, Specific
     Amount and Method of Issuance,-terms of Issuance,
     Targets and Duration, Whether to Issue on an
     One-off,-multiple Issuances, Multi-tranche
     Issuances Or Multiple- Category Issuances-bases
     And, If on Multiple Issuances, Multi-tranche
     Issuances Or-multiple- Category Contd               Non-Voting                Non-Voting
     Contd Issuances Bases, the Size and Term of Each
     Issuance, Tranche And-category, the Ways in Which
     the Nominal Value and Interest Rate Are-
     Determined, Currency (including Offshore Rmb),
     Pricing Method, Issuance-arrangements, Letter of


257




GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Guarantee, Letter of Support Or Keep-well
Agreement-arrangement, Rating Arrangement, Specific
Methods of Application And-purchase, Whether to
Incorporate Terms of Repurchase Or Redemption,
Specific-private Placement Arrangement, Use of
Proceeds, Registration, Listing of The-onshore and
Offshore Corporate Debt                             Non-Voting                Non-Voting
Contd , Executing, Amending and Completing All
Agreements and Documents-relating to the Issuances
of the Onshore and Offshore Corporate
Debt-financing Instruments, Including, Without
Limitation, the Sponsorship-agreement, Underwriting
Agreement, Guarantee Agreement, Letter of Support
Or-keep-well Agreement, Bond Indenture, Engagement
Letter with Intermediary- Agency, Trust Agreement,
Liquidation Management Agreement, Registration
And-custody Agreement, Listing Agreement and Other
Legal Documents, Etc., And-disclosing the Relevant
Information in Accordance with the Relevant
Laws,-regulations and the Listing Rules of the
Exchanges on Which the Company's-securities are
Listed (including But Not Limited to the
Preliminary and Final-offering Memoranda of the
Debt Financing Instruments, and All
Announcements-and Circulars, Etc. Contd             Non-Voting                Non-Voting
Contd in Relation to the Issuances of the Onshore
and Offshore Corporate Debt-financing Instruments);
(c) Select Ing and Engaging T Rustee(s)
And-clearance/ Settlement Manager(s) for the
Issuances of the Onshore And-offshore Corporate
Debt Financing Instruments, Signing the Trust
Agreement(s)-and Clearance/settlement Management
Agreement(s) and (if Applicable)- Formulating Rules
for Meetings of the Holders of the Debt
Financing-instruments; (d) Undertaking All
Applications and Filings As Well As Listing-matters
with Regard to the Issuances of the Onshore and
Offshore Corporate-debt Financing Instruments,
Including, Without Limitation, Preparing,-revising
and Submitting Relevant Applications and Filings of
Materials-relating to the Issuances and Listings of
the Onshore and Offshore Corporate-debt Financing
Instruments and Contd                               Non-Voting                Non-Voting
Contd Applications and Filings of Materials in
Respect of Any Guarantee,-letter of Support Or
Keep-well Agreement to be Provided by the Company,
The-issuing Entity(ies) And/or A Third Party, and
Signing the Relevant-applications and Filing
Documents and Other Legal Documents (e)
Making-relevant Adjustments to Matters Relating to
the Issuances of the Onshore And-offshore Corporate
Debt Financing Instruments According to the
Opinions And-changes in the Policies of the
Regulatory Authorities Or the Changes In-market
Conditions, Or Determining Whether to Continue with
All Or Part of The-work in Respect of the Issuances
                                                    258





    GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of Onshore and Offshore Corporate Debt-financing
    Instruments in Accordance with the Actual
    Situation, Unless-re-approval by the Shareholders
    at General Meeting is Otherwise Required-pursuant
    to the Relevant Contd                               Non-Voting                Non-Voting
    Contd Laws, Regulations and the Articles of
    Association; and (f) Dealing With-other Matters in
    Relation to the Issuances of the Onshore and
    Offshore-corporate Debt Financing Instruments; the
    Above-mentioned Authorisation Be-valid and
    Effective on and from the Date of These Resolutions
    to the Date-when These Resolutions Cease to be
    Effective Or to the Date When Matters- Authorised
    Above Have Been Completed (depending on Whether the
    Issuances Of-the Onshore and Offshore Corporate
    Debt Financing Instruments Have Been-completely
    Issued)                                             Non-Voting                Non-Voting
2   To Consider and Approve the Potential
    Connected/related Transactions Involved in the
    Issuances of Onshore and Offshore Corporate Debt
    Financing Instruments: That 2.1 the Company May,
    Within the Range of the Onshore and Offshore
    Corporate Debt Financing Instruments and the Term
    of the Authorisation As Set Out in the Resolution
    Number 1 Above, Privately Place on an One-off,
    Multiple Issuances Or Multitranche Issuances Bases
    the Onshore and Offshore Corporate Debt Financing
    Instruments in an Aggregate Amount of No More Than
    Rmb 15 Billion (including Rmb15 Billion, Calculated
    Based on the Aggregate Balance Outstanding on the
    Instruments Issued And, in the Case of an
    Instrument Denominated in A Foreign Currency, Based
    on the Median Price for the Exchange Rate Announced
    by the People's Bank of China on the Date of Each
    Contd                                               Management  For           Voted - Against
    Contd Issuance) to Its Connected/related
    Party(ies), Including But Not-limited to
    Shareholder(s) Which Hold(s) 5% Or More of the
    Total Issued Share-capital of the Company, the
    Directors, Supervisors and Senior Management-
    Members of the Company Who are Also Shareholders;
    2.2 Authorisation Be-granted to the Management of
    the Company to Determine, at Its Sole-discretion,
    Specific Matters Concerning the Connected/related
    Transactions;-which Shall be Conducted in
    Accordance with the Applicable General
    Market-practice (if Any) and on Normal Commercial
    Terms; and the Interest Rate,-term, Price and Other
    Specific Conditions of Each Issuance of the Onshore
    And-offshore Corporate Debt Financing Instruments
    Involved in The- Connected/related Transactions
    Will be Determined in Accordance With, Among-other
    Things, the Relevant Prc Lawscontd                  Non-Voting                Non-Voting
    Contd , Regulations, Market Conditions and the
    Capital Supply and Demand-relationships at the Time
    of Each Issuance, and Based on the Market


259




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Interest-rate, Price, Term, Market Fee Rates (if
    Any) As May be Then Applicable To-independent
    Counterparties of the Onshore and Offshore
    Corporate Debt-financing Instruments of Such Type
    As Well As in Accordance with the Fair-market Value
    After Consultation; 2.3 Authorisation be Granted to
    The-management of the Company, at Its Sole
    Discretion, to Enter Into The-subscription
    Agreement(s) and Other Relevant Agreement(s)        Non-Voting                Non-Voting
    Contd the Subscription Agreement(s) and Other
    Relevant Agreement(s) And-document(s) with the
    Connected/related Party(ies), Release
    Connected/related-transaction Announcement(s) in A
    Timely Manner to Disclose Information- Concerning
    the Connected/related Transactions in Accordance
    with the Listing-rules of the Exchanges on Which
    the Securities of the Company are Listed            Non-Voting                Non-Voting
3   To Consider and Approve the Establishment of
    Wholly-owned Offshore Subsidiaries: That 3.1 the
    Company be Authorised to Establish A Direct
    Wholly-owned Offshore Subsidiary in Hong Kong Or
    Other Appropriate Offshore Jurisdiction, Which Can
    be Used As the Issuing Entity of the Offshore Debt
    Financing Instruments; 3.2 the Registered Capital
    of the Proposed Direct Wholly-owned Offshore
    Subsidiary be Capped at No More Than Usd 10,000 Or
    Equivalent Amounts in Other Currency and the Name
    of the Proposed Direct Wholly-owned Offshore
    Subsidiary be Confirmed (subject to the Final
    Approval and Registration by Competent Approval and
    Registration Authorities); 3.3 the Issuing Entity
    of the Offshore Debt Financing Instruments Can Also
    be the Wholly- Owned Subsidiaries of the Aforesaid
    Direct Wholly- Owned Offshore Subsidiary (i.e. the
    Contd                                               Management  For           Voted - Against
    Contd Indirect Wholly-owned Offshore Subsidiaries
    of the Company) and The- Management of the Company
    be Authorised to Determine, at Its Sole
    Discretion,-the Issuing Structure Based on the
    Actual Circumstances; and 3.4 The-management of the
    Company be Authorised to Deal with All Matters
    Relating To-the Establishment of the Proposed
    Direct Or Indirect Wholly-owned
    Offshore-subsidiary(ies) in Accordance with the
    Applicable Rules, Including But Not-limited to
    Going Through Domestic and Overseas Formalities for
    Approval,-filing and Registration                   Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Url. If You H-ave Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unless Yo-u Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 20-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-


260




    GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0425/ltn20130425569.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0425/ltn20130425543.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0603/ltn201306031202.-pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the 2012 Work Report of the
    Board                                               Management  For           Voted - For
2   To Consider and Approve the 2012 Work Report of the
    Supervisory Committee                               Management  For           Voted - For
3   To Consider and Approve the 2012 Annual Report of
    the Company                                         Management  For           Voted - For
4   To Consider and Approve the 2012 Profit
    Distribution Plan of the Company                    Management  For           Voted - For
5   To Consider and Approve the Resolution on the Re-
    Appointments of Ernst & Young Hua Ming LLP and
    Ernst & Young As External Auditors of the Company
    for 2013                                            Management  For           Voted - For
6   To Consider and Approve the Resolution on the
    Estimated Investment Amount for the Proprietary
    Business of the Company for 2013                    Management  For           Voted - For
7.1 To Consider and Approve the Resolution on the
    Potential Related/connected Party Transactions
    Between the Company and Its Subsidiaries and Citic
    Group Corporation and Its Related/connected Parties Management  For           Voted - For
7.2 To Consider and Approve the Resolution on the
    Potential Related Party Transactions Between the
    Company and Its Subsidiaries and China Asset
    Management Co., Ltd                                 Management  For           Voted - For
7.3 To Consider and Approve the Resolution on the
    Potential Related Party Transactions Between the
    Company and Its Subsidiaries and Citic Private
    Equity Funds Management Co., Ltd                    Management  For           Voted - For
8   To Consider and Approve the Resolution on the Total
    Remuneration of Directors and Supervisors for 2012  Management  For           Voted - For
9   To Consider and Approve the Resolution on the
    General Mandate to Issue Additional A Shares and H
    Shares                                              Management  For           Voted - Against
10  To Consider and Approve the Resolution on the
    Application for the Expansion of the Business Scope
    to Engage in the Mutual Fund Management Business by
    the Company                                         Management  For           Voted - For
11  To Consider and Approve the Resolution on the
    Amendments to the Articles of Association           Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Additional Link. If You-have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unless Y-ou Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting


261




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
COUNTRY GARDEN HOLDINGS CO LTD, GRAND CAYMAN
CUSIP: G24524103
Meeting Date: 09-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn20130408617.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn20130408490.pdf                        Non-Voting                Non-Voting
1   To Receive and Approve the Audited Consolidated
    Financial Statements, the Report of the Directors
    and the Independent Auditor's Report of the Company
    for the Year Ended 31 December 2012                 Management  For           Voted - For
2   To Declare A Final Dividend of 13.86 Cents Per
    Share for the Year Ended 31 December 2012           Management  For           Voted - For
3.a To Re-elect Mr. Yeung Kwok Keung As Director        Management  For           Voted - Against
3.b To Re-elect Mr. Yang Erzhu As Director              Management  For           Voted - Against
3.c To Re-elect Mr. Su Rubo As Director                 Management  For           Voted - Against
3.d To Re-elect Mr. Zhang Yaoyuan As Director           Management  For           Voted - Against
3.e To Re-elect Mr. Lai Ming, Joseph As Director        Management  For           Voted - For
3.f To Re-elect Mr. Huang Hongyan As Director           Management  For           Voted - For
3.g To Re-elect Ms. Huang Xiao As Director              Management  For           Voted - For
3.h To Authorize the Board of Directors of the Company
    to Fix the Directors' Remuneration                  Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As Auditors of
    the Company and Authorize the Board of Directors of
    the Company to Fix Their Remuneration               Management  For           Voted - For
5   To Give A General Mandate to the Directors of the
    Company to Issue New Shares of the Company          Management  For           Voted - Against
6   To Give A General Mandate to the Directors of the
    Company to Repurchase Shares of the Company         Management  For           Voted - For
7   To Extend the General Mandate to be Given to the
    Directors of the Company to Issue New Shares of the
    Company                                             Management  For           Voted - Against
EVERGRANDE REAL ESTATE GROUP LTD
CUSIP: G3225A103
Meeting Date: 06-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0429/ltn201304291073.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0429/ltn201304291084.pdf                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting


262




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Receive and Adopt the Audited Consolidated
    Financial Statements and the Reports of the
    Directors of the Company (''directors'') and the
    Auditors for the Year Ended 31 December 2012        Management  For           Voted - For
2.a To Re-elect Mr. Hui Ka Yan As an Executive Director Management  For           Voted - Against
2.b To Re-elect Mr. Xia Haijun As an Executive Director Management  For           Voted - Against
2.c To Re-elect Mr. Lai Lixin As an Executive Director  Management  For           Voted - Against
2.d To Re-elect Ms. Xie Hongxi As Independent Non-
    Executive Director                                  Management  For           Voted - For
3   To Authorise the Board to Fix the Remuneration of
    the Directors                                       Management  For           Voted - For
4   To Approve the Re-appointment of
    PricewaterhouseCoopers As the Auditors of the
    Company and to Authorise the Board to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Approve the Granting to the Directors the
    General and Unconditional Mandate to Allot, Issue
    and Deal with New Shares Not Exceeding 20% of the
    Issued Share Capital of the Company                 Management  For           Voted - Against
6   To Approve the Granting to the Directors the
    General and Unconditional Mandate to Repurchase
    Shares in the Capital of the Company of Up to 10%
    of the Issued Share Capital of the Company          Management  For           Voted - For
7   To Approve the Extension of the Authority Granted
    to the Directors by Resolution 5 Above by Adding
    the Number of Shares Repurchased Pursuant to the
    Authority Granted to the Directors by Resolution 6
    Above                                               Management  For           Voted - Against
    Please Note That This is A Revision Due to Change
    in Record Date. If You Have-already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You De-cide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
FRANSHION PROPERTIES (CHINA) LTD
CUSIP: Y2642B108
Meeting Date: 13-Jun-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0510/ltn20130510672.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0510/ltn20130510670.pdf                        Non-Voting                Non-Voting
1   To Consider and Receive the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and the Auditors for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For


263




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Elect Ms. Shi Dai As A Non-executive Director of
    the Company                                         Management  For           Voted - For
4   To Authorize the Board of Directors of the Company
    to Fix the Remuneration of the Directors of the
    Company                                             Management  For           Voted - For
5   To Re-appoint Ernst & Young As the Auditors of the
    Company and to Authorize the Board of Directors of
    the Company to Fix Their Remuneration               Management  For           Voted - For
6   To Consider and Approve A General Mandate to the
    Directors to Repurchase Shares (ordinary Resolution
    No. 6 As Set Out in the Notice of the Meeting)      Management  For           Voted - For
7   To Consider and Approve A General Mandate to the
    Directors to Issue New Shares (ordinary Resolution
    No. 7 As Set Out in the Notice of the Meeting)      Management  For           Voted - Against
8   To Consider and Approve the Extension of the
    General Mandate to the Directors to Issue New
    Shares Based on the Number of Shares Repurchased
    (ordinary Resolution No. 8 As Set Out in the Notice
    of the Meeting)                                     Management  For           Voted - Against
GREENTOWN CHINA HOLDINGS LTD
CUSIP: G4100M105
Meeting Date: 01-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0717/ltn20120717004.pdf                      Non-Voting                Non-Voting
1   Re-election of Mr Ng Tin Hoi, Stephen As A Non-
    Executive Director of the Company and Authorising
    the Board to Determine His Remuneration             Management  For           Voted - For
2   The Investment Agreement (as Supplemented and
    Amended Pursuant to the Supplemental Agreement) and
    the Transactions Contemplated Thereunder, Including
    But Not Limited to the Allotment and Issuance of
    162,113,714 New Shares, the Issuance of the
    Convertible Securities and the Allotment and
    Issuance of the Conversion Shares Upon the
    Conversion Rights Attaching to the Convertible
    Securities Being Exercised                          Management  For           Voted - For
3   Appointment of Mr Tsui Yiu Cheung As A Non-
    Executive Director of the Company and Authorising
    the Board to Determine His Remuneration             Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date 27 Ju-l 2012. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Prox-y Form Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting


264




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 17-Jun-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions. Thank
     You.                                                 Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0426/ltn201304261333.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0426/ltn201304261323.pdf                        Non-Voting                Non-Voting
1    To Receive and Consider the Audited Consolidated
     Financial Statements and the Reports of the
     Directors of the Company (the "directors") and of
     the Auditors of the Company (the "auditors") for
     the Year Ended 31 December 2012                      Management  For           Voted - For
2    To Prove the Recommended Final Dividend of Rmb0.50
     Per Share for the Year Ended 31 December 2012        Management  For           Voted - For
3Ai  To Re-elect the Following Retiring Directors: Mr
     Guo Jiafeng As an Executive Director                 Management  For           Voted - For
3Aii To Re-elect the Following Retiring Directors: Mr
     Jiang Wei As an Independent Non-executive Director   Management  For           Voted - For
3Aiii To Re-elect the Following Retiring Directors: Mr Ke
     Huangzhang As an Independent Non-executive Director  Management  For           Voted - For
3Aiv To Re-elect the Following Retiring Directors: Mr
     Sze Tsai Ping, Michael As an Independent Non-
     Executive Director                                   Management  For           Voted - For
3Av  To Re-elect the Following Retiring Directors: Mr
     Jia Shenghua As an Independent Non-executive
     Director                                             Management  For           Voted - For
3B   To Authorize the Board of Directors (the "board")
     to Determine the Directors' Remuneration             Management  For           Voted - For
4    To Re-appoint Deloitte Touche Tohmatsu As the
     Auditors and to Authorize the Board to Fix Their
     Remuneration                                         Management  For           Voted - For
5    To Grant A General Mandate to the Directors to
     Repurchase Shares of the Company (the "shares") Not
     Exceeding 10% of the Aggregate Nominal Amount of
     the Issued Share Capital of the Company As at the
     Date of Passing of This Resolution                   Management  For           Voted - For
6    To Grant A General Mandate to the Directors to
     Issue, Allot and Deal with Shares Not Exceeding 20%
     of the Aggregate Nominal Amount of the Issued Share
     Capital of the Company As at the Date of Passing of
     This Resolution                                      Management  For           Voted - Against
7    To Extend the General Mandate Granted to the
     Directors by Resolution No. 6 to Issue Shares by
     Adding the Aggregate Nominal Amount of Shares
     Repurchased by the Company Pursuant to the General
     Mandate Granted by Resolution No. 5                  Management  For           Voted - Against


265




                         GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU
CUSIP: Y2933F115
Meeting Date: 29-May-13  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all the Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412221.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412215.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of Board of
    Directors (the "board") for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements and the Report of Auditors for the Year
    Ended 31 December 2012                              Management  For           Voted - For
4   To Consider and Declare A Final Dividend for the
    Year Ended 31 December 2012 of Rmb0.5 Per Share     Management  For           Voted - For
5   To Consider and Re-appoint PricewaterhouseCoopers
    As Auditors of the Company, and to Authorize the
    Board to Fix the Remuneration of the Auditors       Management  For           Voted - For
6   To Authorize the Board to Decide on Matters
    Relating to the Payment of Interim Dividend for the
    Six Months Ended 30 June 2013                       Management  For           Voted - For
7   Re-appointment of Ms. Zhang Lin As the Company's
    Non-executive Director                              Management  For           Voted - For
8.A Re-appointment of Ms. Liang Yingmei As the
    Company's Supervisor                                Management  For           Voted - For
8.B Re-appointment of Mr. Zheng Ercheng As the
    Company's Supervisor                                Management  For           Voted - Against
9   To Consider and Approve the Company to Extend
    Guarantee Up to an Amount of Rmb25 Billion in
    Aggregate on Behalf of the Company's Subsidiaries
    Under Any of the Following Circumstances: (a) Total
    External Guarantees (including Guarantees to
    Subsidiaries) of the Company and Its Subsidiaries
    Exceed 50% of the Latest Audited Net Assets Value;
    (b) Total External Guarantees (including Guarantees
    to Subsidiaries) of the Company Exceed 30% of the
    Latest Audited                                      Management  For           Voted - Against
10  To Consider and Approve the Guarantees Extended in
    2012 Pursuant to the Special Resolution No. 8 of
    2011 Annual General Meeting                         Management  For           Voted - For
11  To Grant an Unconditional and General Mandate to
    the Board to Issue, Allot and Deal in Additional
    Shares in the Capital of the Company and to
    Authorize the Board to Execute All Such Relevant
                                                        266





                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Documents and to Make the Necessary Amendments to
    the Articles of Association As the Board Thinks Fit Management  For           Voted - Against
HOPSON DEVELOPMENT HOLDINGS LTD, HAMILTON
CUSIP: G4600H101
Meeting Date: 13-Jul-12 Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1".
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0626/ltn20120626026.pdf                        Non-Voting                Non-Voting
1   To Approve, Confirm and Ratify the Framework
    Agreement (the ''new Framework Agreement'') Dated
    11 May 2012 Entered Into Between the Company
    (together with Its Subsidiaries, Collectively the
    ''group'') and (as Specified) (guangdong Hanjiang
    Construction Installation Project Limited*)
    (''hanjiang'' Together with Its Subsidiaries and
    Associates (as Defined in the Rules Governing the
    Listing of Securities on the Stock Exchange of Hong
    Kong Limited), the ''hanjiang Group'') and the
    Transactions to be Entered Into Between the Group
    and the Hanjiang Group Contemplated Thereunder (the
    ''new Transactions'') Together with the Provision
    of Construction Design Services by the Hanjiang
    Group to the Group Pursuant to Contracts Entered
    Into Between Them Prior to 31 December 2011 (the
    ''old Transaction'', Together with the New Contd    Management  For           Voted - For
    Contd Transactions, Collectively the ''continuing
    Connected Transactions'')-which is Described and
    Defined As ''old Transaction'' in the Circular of
    The-company Dated 26 June 2012 (the ''circular''),
    A Copy of Which is Tabled At-the Meeting for
    Identification Purpose; to Approve the Maximum
    Aggregate-annual Value of Each of the Continuing
    Connected Transactions for the Three- Financial
    Years Ending 31 December 2014 Proposed by the
    Directors of The-company (''directors'') As Set Out
    in the Circular; and to Authorize Any One-director
    to Sign, Execute, Perfect, Deliver and Do All Such
    Documents, Deeds,-acts, Matters and Things on
    Behalf of the Company As He May in His
    Discretion-consider Necessary Or Desirable for the
    Purposes of Or in Connection with
    The-implementation of the New Framework Agreement
    and the Continuing Contd                            Non-Voting                Non-Voting
    Contd Connected Transactions                        Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting


267




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 03-Dec-12 Meeting Type: Special General Meeting
    Please Note That the Company Notice and Proxy are
    Available by Clicking On-the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1116/ltn20121116087.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1116/ltn20121116093.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution 1.
    Thank You.                                          Non-Voting                Non-Voting
1   To Approve the Proposed Amendments (the
    "amendments") to the Share Purchase Agreement
    Relating to the Company's Acquisition of the Entire
    Issued Share Capital of Sun Excel Investments
    Limited Dated 3 November 2010 (as Amended by the
    Supplemental Agreement Dated 13 December 2010) and
    Entered Into Between the Company and Farrich
    Investments Limited (the "share Purchase
    Agreement") and to Authorise the Directors of the
    Company to Do All Such Acts Necessary Or Expedient
    to Give Effect to Or in Connection with the
    Amendments and All Transactions Contemplated Under
    the Amended Share Purchase Agreement                Management  For           Voted - For
Meeting Date: 14-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419278.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419268.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and Auditors for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2.A To Re-elect Mr. Lee Tsung Hei, David As an
    Independent Non-executive Director                  Management  For           Voted - For
2.B To Re-elect Mr. Wong Shing Kay, Oliver As an
    Independent Non-executive Director                  Management  For           Voted - For
2.C To Re-elect Mr. Tan Leng Cheng, Aaron As an
    Independent Non-executive Director                  Management  For           Voted - For
2.D To Re-elect Mr. Zheng Shao Hui As an Executive
    Director                                            Management  For           Voted - Against
2.E To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
3   To Re-appoint PricewaterhouseCoopers As Auditors
    and to Authorise the Board of Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
4.A To Grant A General Mandate to the Directors to
    Allot Shares                                        Management  For           Voted - Against


268




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4.B To Grant A General Mandate to the Directors to
    Repurchase the Company's Own Shares                 Management  For           Voted - For
4.C To Add the Nominal Amount of the Shares Repurchased
    Under Resolution 4.b. to the Mandate Granted to the
    Directors Under Resolution 4.a                      Management  For           Voted - Against
INDUSTRIAL AND COMMERCIAL BANK OF CHINA LTD, BEIJI
CUSIP: Y3990B112
Meeting Date: 05-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy
    Notice are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0913/l-tn20120913631.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/091-3/ltn20120913639.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Amendments to
    the Articles of Association of Industrial and
    Commercial Bank of China Limited As Set Out in
    Appendix I to the Circular of the Bank Dated 14
    September 2012 and to Authorize the Chairman and
    the President to Make Further Adjustments Or
    Amendments According to the Regulators'
    Recommendations on Amendments                       Management  For           Voted - For
2   To Consider and Approve the 2012-2014 Capital
    Planning of Industrial and Commercial Bank of China
    As Set Out in Appendix II to the Circular of the
    Bank Dated 14 September 2012                        Management  For           Voted - For
3   To Consider and Approve the Appointment of KPMG
    Huazhen As External Auditors of the Bank for 2013
    and to Fix the Aggregate Audit Fees for 2013 at
    Rmb133.6 Million, Among Which Rmb77.51 Million Will
    be Paid for Annual Audit, Rmb35.48 Million for
    Interim Review, Rmb4.64 Million Each for
    Agreed-upon Procedures of Financial Information of
    the First and Third Quarters and Rmb11.33 Million
    for Internal Control Audit                          Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link and Postponeme-nt of Meeting Date from
    2 Nov 2012 to 5 Nov 2012. If You Have Already Sent
    In-your Votes, Please Do Not Return This Proxy Form
    Unless You Decide to Amend Yo-ur Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 20-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0128/ltn20130128352.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0128/ltn20130128343.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Election of Sir Malcolm
    Christopher Mccarthy As an Independent
    Non-executive Director of the Bank                  Management  For           Voted - For


269




                         GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Consider and Approve the Election of Mr. Kenneth
    Patrick Chung As an Independent Non- Executive
    Director of the Bank                                Management  For           Voted - For
3   To Consider and Approve the Bank's 2013 Fixed
    Assets Investment Budget                            Management  For           Voted - For
4   To Approve the Issue of Eligible Tier-2 Capital
    Instruments on the Terms and Conditions As Set Out
    in the Circular Dated 29 January 2013               Management  For           Voted - For
Meeting Date: 07-Jun-13  Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    191480 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn-20130422685.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn-20130422652.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0522/ltn-20130522542.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0522/-ltn20130522548.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the 2012 Work Report of the
    Board of Directors of the Bank                      Management  For           Voted - For
2   To Consider and Approve the 2012 Work Report of the
    Board of Supervisors of the Bank                    Management  For           Voted - For
3   To Consider and Approve the Bank's 2012 Audited
    Accounts                                            Management  For           Voted - For
4   To Consider and Approve the Bank's 2012 Profit
    Distribution Plan                                   Management  For           Voted - For
5   To Consider and Approve the Proposal on Launching
    the Engagement of Accounting Firm for 2013          Management  For           Voted - For
6   To Consider and Approve the Appointment of Mr. Yi
    Huiman As an Executive Director of the Bank         Management  For           Voted - For
7   To Consider and Approve the Appointment of Mr. Luo
    Xi As an Executive Director of the Bank             Management  For           Voted - For
8   To Consider and Approve the Appointment of Mr. Liu
    Lixian As an Executive Director of the Bank         Management  For           Voted - For
KWG PROPERTY HOLDING LTD
CUSIP: G53224104
Meeting Date: 07-Jun-13  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412041.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412035.pdf                        Non-Voting                Non-Voting


270




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for All Resolutions.
     Thank You.                                           Non-Voting                Non-Voting
1    To Receive and Approve the Audited Consolidated
     Financial Statements and the Report of the
     Directors and the Auditors' Report of the Company
     for the Year Ended 31 December 2012                  Management  For           Voted - For
2    To Declare A Final Dividend of Rmb15 Cents Per Share Management  For           Voted - For
3(a) To Re-elect Mr. Kong Jian Nan As an Executive
     Director of the Company                              Management  For           Voted - Against
3(b) To Re-elect Mr. Li Jian Ming As an Executive
     Director of the Company                              Management  For           Voted - Against
3(c) To Re-elect Mr. Dai Feng As an Independent Non-
     Executive Director of the Company                    Management  For           Voted - For
3(d) To Re-elect Mr. Tam Chun Fai As an Independent
     Non-executive Director of the Company                Management  For           Voted - For
3(e) To Re-elect Mr. Li Bin Hai As an Independent Non-
     Executive Director of the Company                    Management  For           Voted - For
3(f) To Authorise the Board of Directors of the Company
     to Fix the Directors' Fee                            Management  For           Voted - For
4    To Re-appoint Ernst & Young As Auditors of the
     Company and to Authorise the Board of Directors of
     the Company to Fix Their Remuneration                Management  For           Voted - For
5    To Grant A General Mandate to the Directors of the
     Company to Allot, Issue Or Deal with Shares of the
     Company Not Exceeding 20% of the Aggregate Nominal
     Amount of the Issued Share Capital of the Company
     As at the Date of Passing This Resolution            Management  For           Voted - Against
6    To Grant A General Mandate to the Directors of the
     Company to Repurchase Shares of the Company Not
     Exceeding 10% of the Nominal Amount of the Issued
     Share Capital of the Company As at the Date of
     Passing This Resolution                              Management  For           Voted - For
7    To Extend the General Mandate to Issue Shares of
     the Company Under Resolution 5 by Adding the
     Nominal Amount of the Shares Repurchased Under
     Resolution 6                                         Management  For           Voted - Against
LONGFOR PROPERTIES CO LTD
CUSIP: G5635P109
Meeting Date: 16-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for All Resolutions.
     Thank You.                                           Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0416/ltn20130416381.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0416/ltn20130416349.pdf                         Non-Voting                Non-Voting
1    To Receive and Consider the Audited Consolidated
     Financial Statements and the Report of the


271




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Directors and the Independent Auditors' Report for
    the Year Ended 31 December 2012                     Management  For           Voted - For
2   To Declare A Final Dividend of Rmb0.2 Per Share for
    the Year Ended 31 December 2012                     Management  For           Voted - For
3.1 To Re-elect Madam Wu Yajun As Director              Management  For           Voted - For
3.2 To Re-elect Mr. Qin Lihong As Director              Management  For           Voted - For
3.3 To Re-elect Mr. Zeng Ming As Director               Management  For           Voted - For
3.4 To Re-elect Mr. Frederick Peter Churchouse As
    Director                                            Management  For           Voted - For
3.5 To Authorise the Board of Directors to Fix the
    Directors' Remuneration                             Management  For           Voted - For
4   To Re-appoint Deloitte Touche Tohmatsu As Auditors
    and to Authorise the Board of Directors to Fix the
    Auditors' Remuneration                              Management  For           Voted - For
5   To Give A General Mandate to the Directors to Issue
    New Shares of the Company                           Management  For           Voted - Against
6   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
7   To Extend the General Mandate to be Given to the
    Directors to Issue Shares                           Management  For           Voted - Against
NEW CHINA LIFE INSURANCE CO LTD, BEIJING
CUSIP: Y625A4115
Meeting Date: 01-Feb-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1217/ltn20121217208.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1217/ltn20121217301.pdf                        Non-Voting                Non-Voting
1.1 To Elect Mr. Kang Dian As an Executive Director of
    the Fifth Session of the Board of Directors of the
    Company                                             Management  For           Voted - For
1.2 To Elect Mr. He Zhiguang As an Executive Director
    of the Fifth Session of the Board of Directors of
    the Company                                         Management  For           Voted - For
1.3 To Elect Ms. Zhao Haiying As A Non-executive
    Director of the Fifth Session of the Board of
    Directors of the Company                            Management  For           Voted - For
1.4 To Elect Mr. Meng Xingguo As A Non-executive
    Director of the Fifth Session of the Board of
    Directors of the Company                            Management  For           Voted - For
1.5 To Elect Mr. Liu Xiangdong As A Non-executive
    Director of the Fifth Session of the Board of
    Directors of the Company                            Management  For           Voted - For
1.6 To Elect Mr. Wang Chengran As A Non-executive
    Director of the Fifth Session of the Board of
    Directors of the Company                            Management  For           Voted - For
1.7 To Elect Mr. Chen Johnny As A Non-executive
    Director of the Fifth Session of the Board of
    Directors of the Company                            Management  For           Voted - Against


272




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.8  To Elect Mr. Cheong Chee Meng As A Non- Executive
     Director of the Fifth Session of the Board of
     Directors of the Company                            Management  For           Voted - For
1.9  To Elect Mr. Zhao John Huan As A Non-executive
     Director of the Fifth Session of the Board of
     Directors of the Company                            Management  For           Voted - For
1.10 To Elect Mr. Campbell Robert David As an
     Independent Non-executive Director of the Fifth
     Session of the Board of Directors of the Company    Management  For           Voted - For
1.11 To Elect Ms. Chen Xianping As an Independent
     Non-executive Director of the Fifth Session of the
     Board of Directors of the Company                   Management  For           Voted - For
1.12 To Elect Mr. Wang Yuzhong As an Independent
     Non-executive Director of the Fifth Session of the
     Board of Directors of the Company                   Management  For           Voted - For
1.13 To Elect Mr. Zhang Hongxin As an Independent
     Non-executive Director of the Fifth Session of the
     Board of Directors of the Company                   Management  For           Voted - For
1.14 To Elect Mr. Zhao Hua As an Independent Non-
     Executive Director of the Fifth Session of the
     Board of Directors of the Company                   Management  For           Voted - For
1.15 To Elect Mr. Fong Chung Mark As an Independent
     Non-executive Director of the Fifth Session of the
     Board of Directors of the Company                   Management  For           Voted - For
2.1  To Elect Mr. Chen Jun As A Shareholder
     Representative Supervisor of the Fifth Session of
     the Board of Supervisors of the Company             Management  For           Voted - Against
2.2  To Elect Ms. Ai Bo As A Shareholder Representative
     Supervisor of the Fifth Session of the Board of
     Supervisors of the Company                          Management  For           Voted - Against
2.3  To Elect Mr. Chen Xiaojun As A Shareholder
     Representative Supervisor of the Fifth Session of
     the Board of Supervisors of the Company             Management  For           Voted - For
2.4  To Elect Mr. Lv Hongbo As A Shareholder
     Representative Supervisor of the Fifth Session of
     the Board of Supervisors of the Company             Management  For           Voted - For
3    To Consider and Approve the Proposal in Relation to
     the Amendments to the Articles of Association       Management  For           Voted - For
Meeting Date: 26-Mar-13 Meeting Type: ExtraOrdinary General Meeting
     Please Note That the Company Notice is Available by
     Clicking on the Url Link:-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2013/0205/ltn20130205533.pdf A-nd
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0205/ltn20130205655.pd-f                       Non-Voting                Non-Voting
1    To Consider and Approve the Proposal on the Debt
     Financing Instruments Issue Programme of the
     Company for the Year 2013                           Management  For           Voted - For
     Please Note That This is A Revision Due to Receipt
     of Url Link. If You Have Al-ready Sent in Your
     Votes, Please Do Not Return This Proxy Form Unless
     You Deci-de to Amend Your Original Instructions.
     Thank You.                                          Non-Voting                Non-Voting


273




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 25-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0508/ltn20130508387.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0508/ltn20130508312.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Proposal on the Annual
    Report and Its Summary for the Year 2012            Management  For           Voted - For
2   To Consider and Approve the Proposal on the Final
    Accounting for the Year 2012                        Management  For           Voted - For
3   To Consider and Approve the Proposal on the Profit
    Distribution Plan for the Year 2012                 Management  For           Voted - For
4   To Consider and Approve the Proposal on the
    Appointment of Accounting Firms for the Year 2013   Management  For           Voted - For
5   To Consider and Approve the Proposal on the Report
    of the Board for the Year 2012                      Management  For           Voted - For
6   To Consider and Approve the Proposal on the Report
    of the Board of Supervisors for the Year 2012       Management  For           Voted - For
7   To Consider and Approve the Proposal on the Report
    of Performance of the Directors for the Year 2012   Management  For           Voted - For
8   To Consider and Approve the Proposal on the Report
    of Performance of the Independent Non- Executive
    Directors for the Year 2012                         Management  For           Voted - For
9   To Consider and Approve the Proposal on the
    Remuneration of Directors                           Management  For           Voted - For
10  To Consider and Approve the Proposal on the
    Remuneration of Supervisors                         Management  For           Voted - For
11  To Consider and Approve the Proposal on the General
    Mandate to the Board to Issue New Shares            Management  For           Voted - Against
PICC PROPERTY AND CASUALTY COMPANY LTD
CUSIP: Y6975Z103
Meeting Date: 25-Mar-13 Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0131/ltn20130131209.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0131/ltn20130131213.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Mr. Lin
    Hanchuan As an Independent Non-executive Director
    of the Company for A Term Commencing Immediately
    After the Conclusion of the Sgm Until the Expiry of
    the Term of the Current Session of the Board        Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date. If You Have-already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless


274




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You De-cide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 29-Jun-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    196564 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0502/ltn-201305021176.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0502/lt-n201305021165.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0513/l-tn20130513327.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0521/l-tn20130521587.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0604/l-tn20130604887.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/060-4/ltn20130604881.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolutions "1 to
    11 and 13". Thank You.                              Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for 2012                   Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for 2012       Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements and the Report of the Auditors of the
    Company for the Year Ended 31 December 2012         Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year Ended 31 December
    2012                                                Management  For           Voted - For
5   To Consider and Approve Directors' Fees for 2013    Management  For           Voted - For
6   To Consider and Approve Supervisors' Fees for 2013  Management  For           Voted - For
7   To Grant A General Mandate to the Board of
    Directors to Separately Or Concurrently Issue,
    Allot Or Deal with Additional Domestic Shares and H
    Shares in the Company Not Exceeding 20% of Each of
    the Aggregate Nominal Amount of the Domestic Shares
    and H Shares of the Company in Issue Within 12
    Months from the Date on Which                       Management  For           Voted - Against
8   To Consider and Approve the Proposed Amendments to
    the Articles of Association, and to Authorise the
    Chairman of the Board of Directors Or His
    Authorised Person to Make Amendments to the
    Articles of Association As He Deems Necessary,
    Appropriate and Expedient in Accordance with the
    Applicable Laws, Regulations and the Requirements
    of China Insurance Regulatory Commission and Other
    Relevant Authorities. the Amendments to the
    Articles of Association As Referred to in This


275




    GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Special Resolution Shall Become Effective Subject
    to the Relevant Approval of China Insurance
    Regulatory Commission                               Management  For           Voted - For
9   To Consider and Approve the Proposed Amendments to
    the Procedural Rules for Shareholders' General
    Meeting, and to Authorise the Chairman of the Board
    of Directors Or His Authorised Person to Make
    Corresponding Revisions to These Proposed
    Amendments As He Deems Necessary and Appropriate in
    Accordance with the Requirements Imposed by the
    Relevant Regulatory Authorities and by the Stock
    Exchange of the Place Where the Company is Listed
    from Time to Time During the Approval Process. the
    Amendments to the Procedural Rules for
    Shareholders' General Meeting As Referred to in
    This Special Resolution Shall Become Effective
    Subject to the Relevant Approval of China Insurance
    Regulatory Commission                               Management  For           Voted - For
10  To Consider and Approve the Proposed Amendments to
    the Procedural Rules for the Board of Directors,
    and to Authorise the Chairman of the Board of
    Directors Or His Authorised Person to Make
    Corresponding Revisions to These Proposed
    Amendments As He Deems Necessary and Appropriate in
    Accordance with the Requirements Imposed by the
    Relevant Regulatory Authorities and by the Stock
    Exchange of the Place Where the Company is Listed
    from Time to Time During the Approval Process. the
    Amendments to the Procedural Rules for the Board of
    Directors As Referred to in This Special Resolution
    Shall Become Effective Subject to the Relevant
    Approval of China Insurance Regulatory Commission   Management  For           Voted - For
11  To Consider and Approve the Proposed Amendments to
    the Procedural Rules for the Supervisory Committee,
    and to Authorise the Chairman of the Supervisory
    Committee Or His Authorised Person to Make
    Corresponding Revisions to These Proposed
    Amendments As He Deems Necessary and Appropriate in
    Accordance with the Requirements Imposed by the
    Relevant Regulatory Authorities and by the Stock
    Exchange                                            Management  For           Voted - For
12  To Review the Duty Report of the Independent
    Directors for the Year 2012                         Non-Voting                Non-Voting
13  To Consider and Re-appoint Ernst & Young As the
    International Auditors of the Company and Re-
    Appoint Ernst & Young Hua Ming LLP As the Domestic
    Auditors of the Company to Provide Review Services
    in Respect of the Company's Interim Financial
    Statements for the Six Months Ending 30 June 2013
    and Auditors-related Services and to Hold Office
    Until the Conclusion of the Next Shareholders'
    General Meeting at Which the Engagement of Auditors
    to Provide Audit Services in Respect of the
    Company's Financial Statements for the Year 2013 is
    Approved, and to Authorise the Board of Directors
    to Fix Their Remuneration                           Management  For           Voted - For
                                                        276





                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD
CUSIP: Y69790106
Meeting Date: 20-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0801/ltn20120801697.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve "the Resolution in Relation
    to the Amendment to the Articles of Association of
    the Company" : Article 213                          Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 05-Feb-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1220/ltn20121220512.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1220/ltn20121220522.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve "the Resolution in Relation
    to Renewal of the Grant of the General Mandate on
    Issuance of New Shares to the Board                 Management  For           Voted - For
2   To Consider and Approve "the Resolution Regarding
    the Extension of the Validity Period of the
    Resolution in Relation to the Public Issuance of A
    Share Convertible Corporate Bonds (including
    Subordinated Terms)                                 Management  For           Voted - For
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0321/ltn20130321761.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0321/ltn20130321759.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board of Directors")
    for the Year Ended December 31, 2012                Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company (the
    "supervisory Committee") for the Year Ended
    December 31, 2012                                   Management  For           Voted - For
3   To Consider and Approve the Annual Report and Its
    Summary of the Company for the Year Ended December
    31, 2012                                            Management  For           Voted - For
4   To Consider and Approve the Report of the Auditors
    and the Audited Financial Statements of the Company
    for the Year Ended December 31, 2012                Management  For           Voted - For


277




    GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Consider and Approve the Profit Distribution
    Plan for the Year Ended December 31, 2012 and the
    Proposed Distribution of Final Dividends            Management  For           Voted - For
6   To Consider and Approve the Appointment of
    PricewaterhouseCoopers Zhong Tian Cpas Limited
    Company As the Prc Auditor and
    PricewaterhouseCoopers As the International Auditor
    of the Company to Hold Office Until the Conclusion
    of the Next Annual General Meeting and to Fix Their
    Remuneration                                        Management  For           Voted - For
7.1 To Consider and Approve the Appointment of Mr. Lee
    Yuansiong As an Executive Director of the Company
    to Hold Office Until the Expiry of the Term of the
    9th Session of the Board of Directors               Management  For           Voted - For
7.2 To Consider and Approve the Appointment of Mr.
    Soopakij Chearavanont As A Non-executive Director
    of the Company to Hold Office Until the Expiry of
    the Term of the 9th Session of the Board of
    Directors                                           Management  For           Voted - For
7.3 To Consider and Approve the Appointment of Mr. Yang
    Xiaoping As A Non-executive Director of the Company
    to Hold Office Until the Expiry of the Term of the
    9th Session of the Board of Directors               Management  For           Voted - For
7.4 To Consider and Approve the Appointment of Mr. Lu
    Hua As A Non-executive Director of the Company to
    Hold Office Until the Expiry of the Term of the 9th
    Session of the Board of Directors                   Management  For           Voted - For
7.5 To Consider and Approve the Appointment of Mr. Yip
    Dicky Peter As an Independent Non- Executive
    Director of the Company to Hold Office Until the
    Expiry of the Term of the 9th Session of the Board
    of Directors                                        Management  For           Voted - For
7.6 To Consider and Approve the Appointment of Mr. Wong
    Oscar Sai Hung As an Independent Non- Executive
    Director of the Company to Hold Office Until the
    Expiry of the Term of the 9th Session of the Board
    of Directors                                        Management  For           Voted - For
7.7 To Consider and Approve the Appointment of Mr. Sun
    Dongdong As an Independent Non-executive Director
    of the Company to Hold Office Until the Expiry of
    the Term of the 9th Session of the Board of
    Directors                                           Management  For           Voted - For
8   To Consider and Approve the Appointment of Ms.
    Zhang Wangjin As A Supervisor Representing the
    Shareholders of the Company to Hold Office Until
    the Expiry of the Term of the 7th Session of the
    Supervisory Committee                               Management  For           Voted - For
9   To Consider and Approve the Payment of Working
    Allowance to the Independent Non-executive
    Directors of the Company                            Management  For           Voted - For
10  To Consider and Approve the Payment of Working
    Allowance to the Independent Supervisors of the
    Company                                             Management  For           Voted - For


278




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
11  To Consider and Approve "the Resolution in Relation
    to the Utilization Report on the Proceeds from the
    Previous Fund Raising Activity"                     Management  For           Voted - For
POLY (HONG KONG) INVESTMENTS LTD
CUSIP: Y70620102
Meeting Date: 01-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0712/ltn20120712257.pdf                        Non-Voting                Non-Voting
1   To Approve the Change of Company Name:poly Property
    Group Co., Limited                                  Management  For           Voted - For
POLY PROPERTY GROUP CO LTD
CUSIP: Y7064G105
Meeting Date: 20-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Card
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1203/ltn201212031263.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1203/ltn201212031296.pdf                       Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
a   To Approve, Ratify and Confirm the Renewal of the
    Construction Agreement (as Defined in the Circular) Management  For           Voted - For
b   To Approve the Proposed Annual Caps in Relation to
    the Construction Fee for the Two Years Ending on 31
    December 2014                                       Management  For           Voted - For
Meeting Date: 15-May-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated T-he Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0422/ltn-20130422603.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0422/-ltn20130422594.pdf                     Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Financial
    Statements and the Reports of the Directors and
    Auditors for the Year Ended 31st December, 2012     Management  For           Voted - For
2   To Approve and Declare A Final Dividend for the
    Year Ended 31st December, 2012                      Management  For           Voted - For
3.A To Re-elect Mr. Xue Ming As A Director              Management  For           Voted - For
3.B To Re-elect Mr. Ye Li Wen As A Director             Management  For           Voted - For


279




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.C To Re-elect Mr. Wong Ka Lun As A Director           Management  For           Voted - For
3.D To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
4   To Appoint Auditor and to Authorise the Board of
    Directors to Fix Their Remuneration                 Management  For           Voted - For
5.A To Grant A General Mandate to the Directors to
    Issue and Allot Additional Shares Not Exceeding 20%
    of the Aggregate Nominal Amount of the Share
    Capital of the Company in Issue As at the Date of
    This Resolution                                     Management  For           Voted - Against
5.B To Grant A General Mandate to the Directors to
    Repurchase Shares in the Capital of the Company Not
    Exceeding 10% of the Aggregate Nominal Amount of
    the Share Capital of the Company in Issue As at the
    Date of This Resolution                             Management  For           Voted - For
5.C To Extend the General Mandate Granted to the
    Directors Under Resolution No. 5(a) by Adding the
    Aggregate Nominal Amount of the Shares Repurchased
    by the Company Under Resolution 5(b)                Management  For           Voted - Against
RENHE COMMERCIAL HOLDINGS COMPANY LTD
CUSIP: G75004104
Meeting Date: 26-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/0527/ltn20130527266-.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0527/ltn20130527258.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries for the Year Ended 31 December 2012
    Together with the Reports of the Directors of the
    Company ("directors") and the Independent Auditors  Management  For           Voted - For
2.a To Re-elect Mr. Dai Yongge As A Director            Management  For           Voted - For
2.b To Re-elect Mr. Zhang Dabin As A Director           Management  For           Voted - Against
2.c To Re-elect Mr. Wang Luding As A Director           Management  For           Voted - Against
2.d To Re-elect Ms. Wang Chunrong As A Director         Management  For           Voted - Against
2.e To Re-elect Ms. Jiang Mei As A Director             Management  For           Voted - Against
2.f To Re-elect Mr. Leung Chung Ki As A Director        Management  For           Voted - For
2.g To Re-elect Mr. Tang Hon Man As A Director          Management  For           Voted - For
3   To Authorise the Board of Directors to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
4   To Re-appoint Messrs. KPMG As Auditors of the
    Company and to Authorise the Board of Directors to
    Fix Their Remuneration                              Management  For           Voted - For
5   To Grant A General Unconditional Mandate to the
    Directors to Allot and Issue Shares of the Company


280




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    As Set Out in the Ordinary Resolution Numbered 5 in
    the Notice of Annual General Meeting                Management  For           Voted - Against
6   To Grant A General Unconditional Mandate to the
    Directors to Repurchase Shares of the Company As
    Set Out in the Ordinary Resolution Numbered 6 in
    the Notice of Annual General Meeting                Management  For           Voted - For
7   To Extend the Power Granted to the Directors Under
    Resolution Numbered 5 to Allot and Issue Shares As
    Set Out in the Ordinary Resolution Numbered 7 in
    the Notice of Annual General Meeting                Management  For           Voted - Against
SHENZHEN INVESTMENT LTD
CUSIP: Y7743P120
Meeting Date: 18-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated T-he Same As A "take No
    Action" Vote                                        Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0327/ltn20130327957.pdfan-d-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0327/ltn20130327943.pdf                        Non-Voting                Non-Voting
1   To Approve, Confirm and Ratify the Acquisition
    Agreement Dated 17 January 2013 Entered Into
    Between the Company As Purchaser and Shum Yip
    Holdings Company Limited (as Specified) (the
    "vendor") As Vendor in Respect of the Proposed
    Acquisition of the Entire Issued Share Capital of
    Shenzhen Silicon Valley Hi-tech Investment Company
    Limited (as Specified), As Supplemented and Amended
    by the Supplemental Agreement Dated 25 February
    2013 Between the Company and the Vendor, and the
    Transactions Contemplated Thereunder and in
    Connection Therewith; and to Approve the Allotment
    and Issue to the Vendor of 1,410,117,262
    Consideration Shares Credited As Fully Paid-up at
    the Issue Price of Hkd 3.667 Per Consideration
    Share, As Consideration for the Acquisition         Management  For           Voted - Against
2   To Approve the Whitewash Waiver Granted Or to be
    Granted by the Executive Director of the Corporate
    Finance Division of the Securities and Futures
    Commission Or Any Delegate Thereof Pursuant to Note
    1 on Dispensations from Rule 26 of the Hong Kong
    Code on Takeovers and Mergers to Waive the
    Obligation of the Vendor and Parties Acting in
    Concert with It to Make A Mandatory Offer for All
    the Shares and Securities Issued by the Company Not
    Already Owned Or Agreed to be Acquired by Them As A
    Result of the Issue of the Consideration Shares     Management  For           Voted - Against
3   To Approve the Increase in the Authorised Share
    Capital of the Company from Hkd 250,000,000 Divided
    Into 5,000,000,000 Ordinary Shares of Hkd 0.05 Each
    ("shares") to Hkd 500,000,000 Divided Into


281




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    10,000,000,000 Shares by the Creation of Additional
    5,000,000,000 New Shares                            Management  For           Voted - Against
4   To Approve, Confirm and Ratify the Seven Sale and
    Purchase Agreements Dated 31 July 2012 Entered Into
    by (as Specified) (shum Yip Terra (holdings) Co.,
    Ltd.) As Vendor and (as Specified) (shenzhen
    Kezhigu Investment Limited*) As Purchaser in
    Relation to the Sale and Purchase of Unit 5f03 on
    the Fifth Floor, Units 6a01, 6f01 and 6f02 on the
    Sixth Floor, Units 7f01 and 7f02 on the Seventh
    Floor, and Unit 8f01 on the Eighth Floor, of Tai
    Ran Building, Binhe Da Road, Futian District,
    Shenzhen City, Guangdong Province, the Prc and the
    Transactions Contemplated Thereunder                Management  For           Voted - For
5   To Re-elect Mr. Wang Minyuan As A Director of the
    Company                                             Management  For           Voted - For
Meeting Date: 13-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0425/ltn20130425439.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn20130425379.pdf                        Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements, the Report of the Directors and the
    Independent Auditors' Report for the Year Ended
    31st December, 2012                                 Management  For           Voted - For
2   To Declare A Final Dividend of Hk11.00 Cents Per
    Share for the Year Ended 31st December, 2012        Management  For           Voted - For
3.a To Re-elect Mr. Liu Chong As Director               Management  For           Voted - For
3.b To Re-elect Mr. Wu Wai Chung, Michael As Director   Management  For           Voted - For
3.c To Resolve Not to Fill Up the Vacated Offices
    Resulted from the Retirement of Mr. Wong Po Yan As
    Director                                            Management  For           Voted - Against
3.d To Authorize the Board of Directors to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
4   To Re-appoint Ernst & Young As Auditors and
    Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Repurchase Shares of the Company (ordinary
    Resolution No.5 Set Out in the Notice of Annual
    General Meeting)                                    Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Issue New Shares of the Company (ordinary
    Resolution No.6 Set Out in the Notice of Annual
    General Meeting)                                    Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue New Shares (ordinary Resolution
    No.7 Set Out in the Notice of Annual General
    Meeting)                                            Management  For           Voted - Against
                                                        282





                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
SHIMAO PROPERTY HOLDINGS LIMITED
CUSIP: G81043104
Meeting Date: 17-Jun-13 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0426/ltn201304261007.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0426/ltn20130426960.pdf                        Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Consolidated
      Financial Statements Together with the Reports of
      the Directors and the Auditor of the Company for
      the Year Ended 31 December 2012                     Management  For           Voted - For
2     To Declare the Final Dividend for the Year Ended 31
      December 2012                                       Management  For           Voted - For
3.i   To Re-elect Mr. Hui Wing Mau As an Executive
      Director of the Company                             Management  For           Voted - Against
3.ii  To Re-elect Mr. Liu Sai Fei As an Executive
      Director of the Company                             Management  For           Voted - Against
3.iii To Re-elect Ms. Tang Fei As an Executive Director
      of the Company                                      Management  For           Voted - Against
3.iv  To Re-elect Mr. Liao Lujiang As an Executive
      Director of the Company                             Management  For           Voted - Against
3.v   To Re-elect Mr. Lu Hong Bing As an Independent
      Non-executive Director of the Company               Management  For           Voted - For
3.vi  To Authorise the Board of Directors to Fix the
      Remuneration of Directors                           Management  For           Voted - For
4     To Re-appoint PricewaterhouseCoopers As Auditor of
      the Company and to Authorise the Board of Directors
      of the Company to Fix Their Remuneration            Management  For           Voted - For
5     To Grant A General Mandate to the Directors of the
      Company to Issue Shares in the Company              Management  For           Voted - Against
6     To Grant A General Mandate to the Directors of the
      Company to Repurchase Shares in the Company         Management  For           Voted - For
7     To Extend the General Mandate Granted to the
      Directors of the Company to Issue Shares by Adding
      the Number of Shares Repurchased                    Management  For           Voted - Against
Meeting Date: 17-Jun-13 Meeting Type: ExtraOrdinary General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for Resolution "1".
      Thank You.                                          Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0522/ltn20130522245.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0522/ltn20130522239.pdf                        Non-Voting                Non-Voting
1     That Subject to and Conditional Upon (i) the
      Completion of Necessary Filings Relating to the


283




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Share Option Incentive Scheme (the "scheme") of
    Shanghai Shimao Co., Ltd. ("shanghai Shimao") Made
    with the China Securities Regulatory Commission of
    the People's Republic of China("csrc") and Csrc
    Having No Objection to the Scheme and (ii) the
    Approval of the Shareholders of Shanghai Shimao the
    Adoption of the Scheme, the Terms of Which Have
    Been Tabled at the Meeting Marked "a" and Signed by
    the Chairman of the Meeting for Identification
    Purpose, the Adoption of the Scheme by Shanghai
    Shimao be and is Hereby Approved                    Management  For           Voted - For
SHUI ON LAND LTD
CUSIP: G81151113
Meeting Date: 29-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419286.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419246.pdf                        Non-Voting                Non-Voting
1   To Receive and Consider the Financial Statements
    and the Reports of the Directors and Auditor for
    the Year Ended 31 December 2012                     Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
3.a To Re-elect Mr. Freddy C. K. Lee As Director        Management  For           Voted - For
3.b To Re-elect Mr. Daniel Y. K. Wan As Director        Management  For           Voted - For
3.c To Re-elect Dr. Roger L. Mccarthy As Director       Management  For           Voted - For
3.d To Authorise the Board of Directors to Fix the
    Directors' Remuneration                             Management  For           Voted - For
4   To Re-appoint Auditor and to Authorise the Board of
    Directors to Fix Their Remuneration                 Management  For           Voted - Against
5.A To Grant A General Mandate to the Directors to
    Issue and Allot Additional Shares of the Company
    Not Exceeding 20% of the Aggregate Nominal Amount
    of the Issued Share Capital of the Company at the
    Date of Passing This Resolution                     Management  For           Voted - Against
5.B To Grant A General Mandate to the Directors to
    Repurchase Shares of the Company Not Exceeding 10%
    of the Aggregate Nominal Amount of the Issued Share
    Capital of the Company at the Date of Passing This
    Resolution                                          Management  For           Voted - For
5.C To Extend the General Mandate Granted to the
    Directors to Issue Shares Under Resolution No. 5(a)
    by the Number of Shares Repurchased Under
    Resolution No. 5(b)                                 Management  For           Voted - Against


284




                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SINO-OCEAN LAND HOLDINGS LTD
CUSIP: Y8002N103
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0407/ltn20130407021.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0407/ltn20130407019.pdf                        Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and the Auditors for the Financial Year
    Ended 31 December 2012                              Management  For           Voted - For
2   To Declare A Final Dividend (together with A Scrip
    Alternative) for the Year Ended 31 December 2012    Management  For           Voted - For
3.A To Re-elect Mr. Chen Runfu As Executive Director
    and Authorise the Board of Directors of the Company
    to Fix His Remuneration                             Management  For           Voted - For
3.B To Re-elect Mr. Yang Zheng As Non-executive
    Director and Authorise the Board of Directors of
    the Company to Fix His Remuneration                 Management  For           Voted - For
3.C To Re-elect Mr. Tsang Hing Lun As Independent
    Non-executive Director and Authorise the Board of
    Directors of the Company to Fix His Remuneration    Management  For           Voted - For
3.D To Re-elect Mr. Gu Yunchang As Independent
    Non-executive Director and Authorise the Board of
    Directors of the Company to Fix His Remuneration    Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As Auditor of
    the Company and Authorise the Board of Directors of
    the Company to Fix Their Remuneration               Management  For           Voted - For
5.A Ordinary Resolution As Set Out in Item 5(a) of the
    Agm Notice (to Grant A General Mandate to the
    Directors to Issue Shares of the Company)           Management  For           Voted - Against
5.B Ordinary Resolution As Set Out in Item 5(b) of the
    Agm Notice (to Grant A General Mandate to the
    Directors to Repurchase Shares of the Company)      Management  For           Voted - For
5.C Ordinary Resolution As Set Out in Item 5(c) of the
    Agm Notice (to Extend the General Mandate to the
    Directors to Issue Shares of the Company)           Management  For           Voted - Against
SOHO CHINA LTD
CUSIP: G82600100
Meeting Date: 14-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412391.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn20130412349.pdf                        Non-Voting                Non-Voting
                                                        285





                        GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and the Reports
    of the Directors and Auditors of the Company for
    the Year Ended 31 December 2012                      Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                        Management  For           Voted - For
3   To Re-elect Mr. Yin Jie As A Director of the Company Management  For           Voted - For
4   To Re-elect Mr. Pan Shiyi As A Director of the
    Company                                              Management  For           Voted - For
5   To Re-elect Mr. Cha Mou Zing Victor As A Director
    of the Company                                       Management  For           Voted - Against
6   To Re-elect Ms. Tong Ching Mau As A Director of the
    Company                                              Management  For           Voted - For
7   To Authorise the Board of Directors to Fix the
    Remuneration of the Directors of the Company         Management  For           Voted - For
8   To Appoint PricewaterhouseCoopers As Auditors of
    the Company and Authorise the Board of Directors to
    Fix Their Remuneration                               Management  For           Voted - For
9.A To Give A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with Additional
    Shares Not Exceeding 20 Per Cent of the Issued
    Share Capital of the Company                         Management  For           Voted - Against
9.B To Give A General Mandate to the Directors of the
    Company to Repurchase Shares Not Exceeding 10 Per
    Cent of the Issued Share Capital of the Company      Management  For           Voted - For
9.C To Extend the Authority Given to the Directors of
    the Company Pursuant to Ordinary Resolution No.
    9(a) to Issue Shares by Adding to the Issued Share
    Capital of the Company the Number of Shares
    Repurchased Under Ordinary Resolution No. 9(b)       Management  For           Voted - Against
YUEXIU PROPERTY CO LTD
CUSIP: Y9863Z102
Meeting Date: 03-Jun-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0429/ltn20130429278.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0429/ltn20130429622.pdf                       Non-Voting                Non-Voting
1   To Adopt the Audited Consolidated Financial
    Statements for the Year Ended 31december 2012 and
    the Reports of the Directors and Independent
    Auditor Thereon                                      Management  For           Voted - For
2   To Declare A Final Dividend and A Special Dividend   Management  For           Voted - For
3.I To Re-elect Mr Zhang Zhaoxing As Director            Management  For           Voted - Against
                                                         286





      GLOBAL X CHINA FINANCIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.II  To Re-elect Mr Yu Lup Fat Joseph As Director        Management  For           Voted - For
3.III To Re-elect Mr Lee Ka Lun As Director               Management  For           Voted - For
3.IV To Authorise the Board to Fix Directors'
      Remuneration                                        Management  For           Voted - For
4     To Re-appoint PricewaterhouseCoopers As Auditor of
      the Company and to Authorise the Board to Fix Their
      Remuneration                                        Management  For           Voted - Against
5.A   To Give A General Mandate to the Directors to
      Repurchase Shares of the Company (ordinary
      Resolution No. 5a of the Notice of the Meeting)     Management  For           Voted - For
5.B   To Give A General Mandate to the Directors to Issue
      and Deal with Additional Shares in the Company
      (ordinary Resolution No. 5b of the Notice of the
      Meeting)                                            Management  For           Voted - Against
5.C   To Include the Nominal Amount of the Shares
      Repurchased by the Company to the Mandate Granted
      to the Directors Under Resolution 5b (ordinary
      Resolution No. 5c of the Notice of the Meeting)     Management  For           Voted - Against
      Please Note That This is A Revision Due to Change
      in Record Date from 31 May T-o 27 May 2013. If You
      Have Already Sent in Your Votes, Please Do Not
      Return Th-is Proxy Form Unless You Decide to Amend
      Your Original Instructions. Thank You-.             Non-Voting                Non-Voting


287




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
ANHUI CONCH CEMENT CO LTD
CUSIP: Y01373102
Meeting Date: 21-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                           Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0704/ltn201207041128.pdf                        Non-Voting                Non-Voting
1.a To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Conditions of the Issue
    of Corporate Bonds                                   Management  For           Voted - For
1.b To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Issuing Amount             Management  For           Voted - For
1.c To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Maturity of the Corporate
    Bonds                                                Management  For           Voted - For
1.d To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Interest Rate of the
    Corporate Bonds and Its Determination                Management  For           Voted - For
1.e To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Issue Price of the
    Corporate Bonds                                      Management  For           Voted - For
1.f To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Use of Proceeds            Management  For           Voted - For
1.g To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Target Offerees of the
    Corporate Bonds and Placing Arrangements for the
    Shareholders of the Company                          Management  For           Voted - For
1.h To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Guarantee                  Management  For           Voted - For
1.i To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Validity Period of the
    Resolutions Regarding the Issue of the Corporate
    Bonds                                                Management  For           Voted - For
1.j To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Safeguarding Measures for
    the Repayment of Principal and Interest              Management  For           Voted - For
1.k To Approve the Following Resolution Regarding the
    Issue of Corporate Bonds: Authorisation of the Issue Management  For           Voted - For
2   To Approve the Amendment to the Article of
    Association of the Company: Articles 167, 169a, 169b Management  For           Voted - For
3   To Approve the Amendment to the Scope of Operations
    of the Company                                       Management  For           Voted - For
4   To Approve the Guarantees Provided by the Company
    for the Bank Borrowings of Certain Subsidiaries of
    the Company                                          Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form


288




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411219.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411184.pdf                        Non-Voting                Non-Voting
1   To Approve the Report of the Board of Directors
    (the "board") for the Year Ended 31 December 2012   Management  For           Voted - For
2   To Approve the Report of the Supervisory Committee
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3   To Approve the Audited Financial Reports Prepared
    in Accordance with the Prc Accounting Standards and
    International Financial Reporting Standards
    Respectively for the Year Ended 31 December 2012    Management  For           Voted - For
4.a To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Directors of the Company Each for A Term Commencing
    on 28 May 2013 and Expiring on 27 May 2016 (each of
    Which Resolutions Set Out Below in Respect of the
    Re-election Or Appointment of Each Director of the
    Company Shall be Considered and Passed As A
    Separate Resolution): to Elect and Appoint Mr Guo
    Wensan As an Executive Director of the Company      Management  For           Voted - For
4.b To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Directors of the Company Each for A Term Commencing
    on 28 May 2013 and Expiring on 27 May 2016 (each of
    Which Resolutions Set Out Below in Respect of the
    Re-election Or Appointment of Each Director of the
    Company Shall be Considered and Passed As A
    Separate Resolution): to Elect and Appoint Mr Guo
    Jingbin As an Executive Director of the Company     Management  For           Voted - For
4.c To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Directors of the Company Each for A Term Commencing
    on 28 May 2013 and Expiring on 27 May 2016 (each of
    Which Resolutions Set Out Below in Respect of the
    Re-election Or Appointment of Each Director of the
    Company Shall be Considered and Passed As A
    Separate Resolution): to Elect and Appoint Mr Ji
    Qinying As an Executive Director of the Company     Management  For           Voted - For
4.d To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Directors of the Company Each for A Term Commencing
    on 28 May 2013 and Expiring on 27 May 2016 (each of
    Which Resolutions Set Out Below in Respect of the
    Re-election Or Appointment of Each Director of the
    Company Shall be Considered and Passed As A
                                                        289





    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Separate Resolution): to Elect and Appoint Ms Zhang
    Mingjing As an Executive Director of the Company    Management  For           Voted - For
4.e To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Directors of the Company Each for A Term Commencing
    on 28 May 2013 and Expiring on 27 May 2016 (each of
    Which Resolutions Set Out Below in Respect of the
    Re-election Or Appointment of Each Director of the
    Company Shall be Considered and Passed As A
    Separate Resolution): to Elect and Appoint Mr Zhou
    Bo As an Executive Director of the Company          Management  For           Voted - For
4.f To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Directors of the Company Each for A Term Commencing
    on 28 May 2013 and Expiring on 27 May 2016 (each of
    Which Resolutions Set Out Below in Respect of the
    Re-election Or Appointment of Each Director of the
    Company Shall be Considered and Passed As A
    Separate Resolution): to Elect and Appoint Mr Fang
    Jinwen As an Independent Non-executive Director of
    the Company                                         Management  For           Voted - For
4.g To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Directors of the Company Each for A Term Commencing
    on 28 May 2013 and Expiring on 27 May 2016 (each of
    Which Resolutions Set Out Below in Respect of the
    Re-election Or Appointment of Each Director of the
    Company Shall be Considered and Passed As A
    Separate Resolution): to Elect and Appoint Mr Wong
    Kun Kau As an Independent Non-executive Director of
    the Company                                         Management  For           Voted - For
4.h To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Directors of the Company Each for A Term Commencing
    on 28 May 2013 and Expiring on 27 May 2016 (each of
    Which Resolutions Set Out Below in Respect of the
    Re-election Or Appointment of Each Director of the
    Company Shall be Considered and Passed As A
    Separate Resolution): to Elect and Appoint Mr Tai
    Kwok Leung As an Independent Non-executive Director
    of the Company                                      Management  For           Voted - For
5.a To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Supervisors of the Company Each for A Term
    Commencing on 28 May 2013 and Expiring on 27 May
    2016 (each of Which Resolutions Set Out Below in
    Respect of the Re-election Or Appointment of Each
    Supervisor of the Company Shall be Considered and
    Passed As A Separate Resolution): to Elect and
    Appoint Mr Wang Jun As A Supervisor of the
    Supervisory Committee of the Company                Management  For           Voted - For
5.b To Approve and Vote on the Resolution Regarding the
    Election of the Following Candidate As the
    Supervisors of the Company Each for A Term
    Commencing on 28 May 2013 and Expiring on 27 May
    2016 (each of Which Resolutions Set Out Below in
                                                        290





                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Respect of the Re-election Or Appointment of Each
      Supervisor of the Company Shall be Considered and
      Passed As A Separate Resolution): to Elect and
      Appoint Mr Zhu Yuming As A Supervisor of the
      Supervisory Committee of the Company                Management  For           Voted - For
6     To Approve the Reappointment of KPMG Huazhen
      Certified Public Accountants (special General
      Partnership) and KPMG Certified Public Accountants
      As the Prc Auditors and International Auditors of
      the Company Respectively, and to Authorise the
      Board to Determine the Remuneration of the Auditors
      Based on the Amount of Auditing Work As Required by
      the Company's Scale of Operation Were Considered
      and Approved                                        Management  For           Voted - For
7     To Approve the Company's Profit Distribution
      Proposal for the Year 2012                          Management  For           Voted - For
8     To Approve the Grant of A Mandate to the Board to
      Exercise the Power to Allot and Issue New Shares    Management  For           Voted - Against
BBMG CORP
CUSIP: Y076A3105
Meeting Date: 26-Oct-12 Meeting Type: ExtraOrdinary General Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0828/ltn20120828549.pdf A-nd
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0910/ltn20120910140.pd-f                     Non-Voting                Non-Voting
1.I   To Elect the Following Director of the Company for
      A Period Commencing from the Conclusion of the
      Meeting and Expiring on the Date of the Annual
      General Meeting of the Company for the Year of 2014
      and to Authorise the Board of Directors of the
      Company (the "board") to Enter Into Service
      Contracts And/or Appointment Letter with Each of
      the Newly Elected Directors of the Company Subject
      to Such Terms and Conditions As the Board Shall
      Think Fit and to Do Such Acts and Things to Give
      Effect to Such Matters: Mr. Jiang Weiping           Management  For           Voted - For
1.II  To Elect the Following Director of the Company for
      A Period Commencing from the Conclusion of the
      Meeting and Expiring on the Date of the Annual
      General Meeting of the Company for the Year of 2014
      and to Authorise the Board of Directors of the
      Company (the "board") to Enter Into Service
      Contracts And/or Appointment Letter with Each of
      the Newly Elected Directors of the Company Subject
      to Such Terms and Conditions As the Board Shall
      Think Fit and to Do Such Acts and Things to Give
      Effect to Such Matters: Mr. Jiang Deyi              Management  For           Voted - For
1.III To Elect the Following Director of the Company for
      A Period Commencing from the Conclusion of the
      Meeting and Expiring on the Date of the Annual
      General Meeting of the Company for the Year of 2014


291




GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
and to Authorise the Board of Directors of the
Company (the "board") to Enter Into Service
Contracts And/or Appointment Letter with Each of
the Newly Elected Directors of the Company Subject
to Such Terms and Conditions As the Board Shall
Think Fit and to Do Such Acts and Things to Give
Effect to Such Matters: Mr. Shi Xijun                    Management  For           Voted - For
1.IV To Elect the Following Director of the Company for
A Period Commencing from the Conclusion of the
Meeting and Expiring on the Date of the Annual
General Meeting of the Company for the Year of 2014
and to Authorise the Board of Directors of the
Company (the "board") to Enter Into Service
Contracts And/or Appointment Letter with Each of
the Newly Elected Directors of the Company Subject
to Such Terms and Conditions As the Board Shall
Think Fit and to Do Such Acts and Things to Give
Effect to Such Matters: Mr. Wang Hongjun                 Management  For           Voted - For
1.V To Elect the Following Director of the Company for
A Period Commencing from the Conclusion of the
Meeting and Expiring on the Date of the Annual
General Meeting of the Company for the Year of 2014
and to Authorise the Board of Directors of the
Company (the "board") to Enter Into Service
Contracts And/or Appointment Letter with Each of
the Newly Elected Directors of the Company Subject
to Such Terms and Conditions As the Board Shall
Think Fit and to Do Such Acts and Things to Give
Effect to Such Matters: Mr. Wang Shizhong                Management  For           Voted - For
1.VI To Elect the Following Director of the Company for
A Period Commencing from the Conclusion of the
Meeting and Expiring on the Date of the Annual
General Meeting of the Company for the Year of 2014
and to Authorise the Board of Directors of the
Company (the "board") to Enter Into Service
Contracts And/or Appointment Letter with Each of
the Newly Elected Directors of the Company Subject
to Such Terms and Conditions As the Board Shall
Think Fit and to Do Such Acts and Things to Give
Effect to Such Matters: Mr. Yu Shiliang                  Management  For           Voted - For
1.VII To Elect the Following Director of the Company for
A Period Commencing from the Conclusion of the
Meeting and Expiring on the Date of the Annual
General Meeting of the Company for the Year of 2014
and to Authorise the Board of Directors of the
Company (the "board") to Enter Into Service
Contracts And/or Appointment Letter with Each of
the Newly Elected Directors of the Company Subject
to Such Terms and Conditions As the Board Shall
Think Fit and to Do Such Acts and Things to Give
Effect to Such Matters: Mr. Hu Zhaoguang
(independent Non-executive Director)                     Management  For           Voted - For
1VIIITo Elect the Following Director of the Company for
A Period Commencing from the Conclusion of the
Meeting and Expiring on the Date of the Annual
General Meeting of the Company for the Year of 2014
                                                         292





      GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      and to Authorise the Board of Directors of the
      Company (the "board") to Enter Into Service
      Contracts And/or Appointment Letter with Each of
      the Newly Elected Directors of the Company Subject
      to Such Terms and Conditions As the Board Shall
      Think Fit and to Do Such Acts and Things to Give
      Effect to Such Matters: Mr. Zhang Chengfu
      (independent Non-executive Director)                Management  For           Voted - For
1.IX To Elect the Following Director of the Company for
      A Period Commencing from the Conclusion of the
      Meeting and Expiring on the Date of the Annual
      General Meeting of the Company for the Year of 2014
      and to Authorise the Board of Directors of the
      Company (the "board") to Enter Into Service
      Contracts And/or Appointment Letter with Each of
      the Newly Elected Directors of the Company Subject
      to Such Terms and Conditions As the Board Shall
      Think Fit and to Do Such Acts and Things to Give
      Effect to Such Matters: Mr. Xu Yongmo (independent
      Non-executive Director)                             Management  For           Voted - For
1.X   To Elect the Following Director of the Company for
      A Period Commencing from the Conclusion of the
      Meeting and Expiring on the Date of the Annual
      General Meeting of the Company for the Year of 2014
      and to Authorise the Board of Directors of the
      Company (the "board") to Enter Into Service
      Contracts And/or Appointment Letter with Each of
      the Newly Elected Directors of the Company Subject
      to Such Terms and Conditions As the Board Shall
      Think Fit and to Do Such Acts and Things to Give
      Effect to Such Matters: Mr. Yip Wai Ming
      (independent Non-executive Director)                Management  For           Voted - For
2.I   To Elect the Following Supervisor of the Company
      for A Period Commencing from the Conclusion of the
      Meeting and Expiring on the Date of the Annual
      General Meeting of the Company for the Year of 2014
      and to Authorise the Board to Enter Into Service
      Contracts And/or Appointment Letter with Each of
      the Newly Elected Supervisors of the Company
      Subject to Such Terms and Conditions As the Board
      Shall Think Fit and to Do Such Acts and Things to
      Give Effect to Such Matters: Mr. Liu Yi             Management  For           Voted - Against
2.II  To Elect the Following Supervisor of the Company
      for A Period Commencing from the Conclusion of the
      Meeting and Expiring on the Date of the Annual
      General Meeting of the Company for the Year of 2014
      and to Authorise the Board to Enter Into Service
      Contracts And/or Appointment Letter with Each of
      the Newly Elected Supervisors of the Company
      Subject to Such Terms and Conditions As the Board
      Shall Think Fit and to Do Such Acts and Things to
      Give Effect to Such Matters: Ms. Li Bichi           Management  For           Voted - Against
2.III To Elect the Following Supervisor of the Company
      for A Period Commencing from the Conclusion of the
      Meeting and Expiring on the Date of the Annual
      General Meeting of the Company for the Year of 2014
                                                          293





    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    and to Authorise the Board to Enter Into Service
    Contracts And/or Appointment Letter with Each of
    the Newly Elected Supervisors of the Company
    Subject to Such Terms and Conditions As the Board
    Shall Think Fit and to Do Such Acts and Things to
    Give Effect to Such Matters: Mr. Hu Jingshan        Management  For           Voted - For
2.IV To Elect the Following Supervisor of the Company
    for A Period Commencing from the Conclusion of the
    Meeting and Expiring on the Date of the Annual
    General Meeting of the Company for the Year of 2014
    and to Authorise the Board to Enter Into Service
    Contracts And/or Appointment Letter with Each of
    the Newly Elected Supervisors of the Company
    Subject to Such Terms and Conditions As the Board
    Shall Think Fit and to Do Such Acts and Things to
    Give Effect to Such Matters: Mr. Qian Xiaoqiang     Management  For           Voted - Against
3   To Consider And, If Thought Fit, to Approve the
    Remuneration Standard of the Third Session of the
    Board As Follows: Executive Directors: to be
    Determined by the Shareholders at Annual General
    Meetings; Non-executive Directors: Rmb80,000 Per
    Year (before Tax); Independent Non-executive
    Directors: Rmb150,000 Per Year (before Tax)         Management  For           Voted - For
4   To Consider And, If Thought Fit, to Approve the
    Remuneration Standard of the Third Session of the
    Supervisory Board of the Company As Follows:
    Supervisors Nominated by the Controlling
    Shareholder: Not Receive Any Separate Remuneration;
    Supervisors Nominated by Other Shareholders:
    Rmb50,000 Per Year (before Tax); Supervisors
    Elected Democratically by the Staff and Workers of
    the Company: Not Receive Any Separate Remuneration  Management  For           Voted - For
5   To Consider, and If Though Fit, to Approve the
    Proposed Amendments to the Articles of Association
    of the Company (the "articles of Association") As
    Set Out in the Circular of the Company to be
    Despatched on Or About 10 September 2012, and the
    Board be and is Hereby Authorized to Deal with on
    Behalf of the Company the Relevant Filing and
    Amendments (where Necessary) Procedures and Other
    Related Issues Arising from the Amendments to the
    Articles of Association                             Management  For           Voted - For
6   To Consider And, If Thought Fit, to Approve the
    Proposed Issue of Short-term Debentures (the
    "short-term Debentures") in the People's Republic
    of China and the Grant of A Mandate to A Committee
    Comprising Any Two Executive Directors of the
    Company to Handle All Matters Relating to the Issue
    of the Short-term Debentures                        Management  For           Voted - For
    Please Note That This is an Amendment to Meeting Id
    118203 Due to Change in Di-rector Name and Change
    in Numbering. All Votes Received on the Previous
    Meetin-g Will be Disregarded and You Will Need to
    Reinstruct on This Meeting Notice.- Thank You.      Non-Voting                Non-Voting


294




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 21-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0320/ltn20130320384.pdf,-http:-
    //www.hkexnews.hk/listedco/listconews/sehk/201
    3/0320/ltn20130320378.pdf and Ht-
    Tp://www.hkexnews.hk/listedco/listconews/sehk/2
    013/0325/ltn20130325358.pdf                         Non-Voting                Non-Voting
1   To Approve the Report of the Board of Directors of
    the Company for the Year Ended 31 December 2012     Management  For           Voted - For
2   To Approve the Report of the Supervisory Board of
    the Company for the Year Ended 31 December 2012     Management  For           Voted - For
3   To Approve the Audited Accounts of the Company for
    the Year Ended 31 December 2012                     Management  For           Voted - For
4   To Approve the Profit Distribution Proposal of the
    Company, Namely, the Proposal for Distribution of A
    Final Dividend of Rmb0.071 Per Share (before Tax)
    in an Aggregate Amount of Approximately Rmb304.1
    Million for the Year Ended 31 December 2012, and to
    Authorise the Board of Directors of the Company to
    Implement the Aforesaid Distribution                Management  For           Voted - For
5   To Approve the Remuneration Plan of the Executive
    Directors of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
6   To Consider And, If Thought Fit, to Approve (1) the
    Audit Fee of the Company for the Year Ended 31
    December 2012 in an Amount of Rmb9,500,000; and (2)
    the Appointment of Ernst & Young Hua Ming Certified
    Public Accountants As the Sole External Auditor of
    the Company for the Year Ending 31 December 2013
    with Term Ending on the Date of the Annual General
    Meeting of the Company for the Year of 2013, and to
    Authorize the Board to Implement the Resolution     Management  For           Voted - For
7   To Approve the Issue of Debentures with an
    Aggregate Principal Amount of Not More Than Rmb3.0
    Billion in the Prc and the Grant of A Mandate to
    Any Two Executive Directors of the Company to
    Handle All Matters Relating to the Issue of the
    Debentures                                          Management  For           Voted - For
8   To Approve the Granting of A General Mandate to the
    Board of Directors of the Company to Issue, Allot
    and Otherwise Deal with (1) Additional A Shares of
    the Company Not Exceeding 20% of the A Shares in
    Issue; and (2) Additional H Shares of the Company
    Not Exceeding 20% of the H Shares in Issue, and to
    Authorize the Board of Directors of the Company to
    Make Such Corresponding Amendments to the Articles
    of Association of the Company As It Thinks Fit So
    As to Reflect the New Capital Structure Upon the
    Allotment and Issue of the New Shares               Management  For           Voted - Against
    Please Note That This is A Revision Due to Addition
    of Url Link and Change In-meeting Time from 09:30
    to 14:30. If You Have Already Sent in Your Votes,
    Plea-se Do Not Return This Proxy Form Unless You


295




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Decide to Amend Your Original Inst-ructions. Thank
    You.                                                Non-Voting                Non-Voting
BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD
CUSIP: Y07717104
Meeting Date: 28-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn20130426081.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn20130426075.pdf                        Non-Voting                Non-Voting
O.1 To Consider and Approve the Report of the Board of
    Directors of the Company (the "board") for the Year
    Ended 31 December 2012                              Management  For           Voted - For
O.2 To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
O.3 To Consider and Approve the Audited Financial
    Statements and the Independent Auditor's Report for
    the Year Ended 31 December 2012                     Management  For           Voted - For
O.4 To Consider and Approve the Profit Appropriation
    Proposal for the Year Ended 31 December 2012        Management  For           Voted - For
O.5 To Consider and Approve the Re-appointment of
    PricewaterhouseCoopers Zhong Tian LLP and
    PricewaterhouseCoopers, As the Company's Prc and
    International Auditors, Respectively, for the Year
    Ending 31 December 2013 and the Granting of the
    Authorisation to the Board to Determine Their
    Remuneration                                        Management  For           Voted - For
S.1 To Consider and Approve the Proposed Amendments     Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date. If You Have-already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You D-ecide to Amend Your Original Instructions.
    Thank You                                           Non-Voting                Non-Voting
BYD COMPANY LTD, SHENZHEN
CUSIP: Y1023R104
Meeting Date: 31-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0715/ltn20120715026.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the Shareholders' Return
    Plan of the Company for the Next Three Years of
    2012 - 2014 As Set Out in Appendix I of the
    Circular of the Company Dated 16 July 2012          Management  For           Voted - For
                                                        296





                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Consider and Approve the Amendments to Article
    189 of the Articles of Association for Compliance
    with "notice Regarding Further Implementation of
    Cash Dividends Distribution of Listed Companies"
    Promulgated by the China Securities Regulatory
    Commission                                          Management  For           Voted - For
3   To Consider and Approve the Policy of External
    Guarantee of the Company As Set Out in Appendix II
    of the Circular of the Company Dated 16 July 2012   Management  For           Voted - For
Meeting Date: 07-Jun-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    191353 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn-20130422075.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/-ltn20130422069.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year 2012          Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2012                                                Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for the Year 2012         Management  For           Voted - For
4   To Consider and Approve Annual Report of the
    Company for the Year 2012 and the Summary Thereof   Management  For           Voted - For
5   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year 2012               Management  For           Voted - For
6   To Appoint Auditors for the Financial Year of 2013
    and to Hold Office Until the Conclusion of the Next
    Annual General Meeting of the Company, and to
    Authorise the Board of Directors of the Company to
    Determine Their Remuneration                        Management  For           Voted - For
7   To Consider and Approve the Company and
    Subsidiaries Controlled by the Company to Provide
    Guarantee in Respect of the Banking and Other
    Financial Institution Credit Businesses of the
    Leasing Company in Respect of Sales of New Energy
    Vehicles                                            Management  For           Voted - For
8   To Consider and Approve the Provision of Guarantee
    by the Group                                        Management  For           Voted - Against
9   To Consider and Approve the Reduction of Total
    Investment in the Shenzhen Mobile Phone Lithium
    Battery Project                                     Management  For           Voted - For
10  To Consider and Approve: (a) the Grant to the Board
    of Directors of the Company (the "board") A General
    Mandate to Allot, Issue and Deal with Additional H


297




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                               PROPOSED BY  MGT. POSITION REGISTRANT VOTED
Shares in the Capital of the Company Subject to the
Following Conditions:- (i) That the H Shares
Allotted, Issued and Dealt with Or Agreed
Conditionally Or Unconditionally to be Allotted,
Issued Or Dealt with by the Board Pursuant to the
General Mandate Shall Not Exceed 20 Per Cent of the
Total H Shares in Issue; (ii) That the Exercise of
the General Mandate is Subject to All Governmental
And/or Regulatory Approval(s), If Any, Under the
Applicable Law (including But Without Limitation to
the Company Law of the Prc and the Rules Governing
the Listing of Securities on the Stock Exchange of
Hong Kong Limited); (iii) That the General Mandate
Shall Remain Valid Until the Earliest of (x) the
Conclusion of the Next Annual General Meeting of
the Company; Or (y) the Expiration of A 12-month
Period Following the Passing of This Resolution; Or
(z) the Date on Which the Authority Set Out in This
Resolution is Revoked Or Varied by A Special
Resolution of the Shareholders of the Company in A
General Meeting; and (b) the Authorisation to the
Board to Approve, Execute and Do Or Procure to be
Executed and Done, All Such Documents, Deeds and
Things As It May Consider Necessary in Connection
with the Allotment and Issue of Any New Shares
Pursuant to the Exercise of the General Mandate
Referred to in Paragraph (a) of This Resolution        Management   For           Voted - Against
11 To Consider and Approve A General and Unconditional
Mandate to the Directors of Byd Electronic
(international) Company Limited ("byd Electronic")
to Allot, Issue and Otherwise Deal with New Shares
of Byd Electronic Not Exceeding 20 Per Cent. of the
Aggregate Nominal Amount of the Issued Share
Capital of Byd Electronic                              Management   For           Voted - Against
Please Note That This is A Revision Due to Change
in Split Voting Conditions.-thank You.                 Non-Voting                 Non-Voting
CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
CUSIP: Y14369105
Meeting Date: 21-Feb-13 Meeting Type: ExtraOrdinary General Meeting
Please Note That This is an Amendment to Meeting Id
151416 Due to Addition Of-resolution. All Votes
Received on the Previous Meeting Will be
Disregarded And-you Will Need to Reinstruct on This
Meeting Notice. Thank You.                             Non-Voting                 Non-Voting
Please Note That the Company Notice and Proxy Form
are Available by Clicking O-n the Url Links:
Http://www.hkexnews.hk/listedco/listconews/sehk/
2012/1230/ltn-20121230031.pdf,
Http://www.hkexnews.hk/listedco/listconews/sehk/
2012/1230/ltn-20121230033.pdf,
Http://www.hkexnews.hk/listedco/listconews/sehk/
2013/0117/ltn-20130117535.pdf and


298




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0117/-ltn20130117530.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Issue of the Super
    Short-term Debentures by the Company: (i) That the
    Company Shall Apply to the Nafmii for the Issue of
    the Super Short-term Debentures with an Aggregate
    Principal Amount Not Exceeding Rmb15 Billion in the
    Prc; and (ii) That the Chairman and Any Other Two
    Executive Directors Authorized by the Chairman be
    Authorised to Jointly Or Separately Deal with All
    Relevant Matters Relating to the Issue of the Super
    Short-term Debentures                               Management  For           Voted - For
2   To Consider and Approve the Proposed Transaction in
    Relation to the Proposed Change of Registered
    Capital of Cccc Finance Company Limited As
    Contemplated Under the Supplemental Agreement       Management  For           Voted - For
Meeting Date: 28-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419970.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419956.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
2   To Consider and Approve the Distribution Plan of
    Profit and Final Dividend of the Company for the
    Year of 2012                                        Management  For           Voted - For
3   To Consider and Approve the Re-appointment of
    PricewaterhouseCoopers As the Company's
    International Auditors and PricewaterhouseCoopers
    Zhong Tian LLP (previously PricewaterhouseCoopers
    Zhong Tian Cpas Limited Company) As the Company's
    Domestic Auditors for A Term Ending at the Next
    Annual General Meeting of the Company and to
    Authorise the Board of Directors of the Company
    (the Board) to Determine Their Respective
    Remuneration                                        Management  For           Voted - For
4   To Consider and Approve the Estimated Cap for the
    Internal Guarantees of the Group in 2013            Management  For           Voted - For
5   To Consider and Approve the Estimated Total Amount
    of the Day-to-day Related Party Transactions of the
    Company Under the Shanghai Listing Rules in 2013    Management  For           Voted - For
6   To Consider and Approve the Proposed Transaction
    Under the Deposit Service Framework Agreement       Management  For           Voted - Against
7   To Consider and Approve the Report of the Board for
    the Year of 2012                                    Management  For           Voted - For
8   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    of 2012                                             Management  For           Voted - For
9   To Authorise the Board (i) to Exercise the Powers
    to Allot, Issue and Deal with Additional H Shares
    and A Shares of the Company Not More Than 20% of


299




                            GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY     MGT. POSITION REGISTRANT VOTED
    Each of the Existing Issued H Shares and A Shares
    of the Company in Issue at the Date of Passing This
    Resolution During the Relevant Period (as Defined
    in the Notice of Annual General Meeting Which Was
    Despatched on Or Around the Same Time As This Form
    of Proxy), Either Separately Or Concurrently, and
    to Make Or Grant Offers, Agreements and Options in
    Respect                                             Management      For           Voted - Against
    Contd Additional Shares                             Non-Voting                    Non-Voting
CHINA COSCO HOLDINGS CO. LTD, TIANJIN
CUSIP: Y1455B106
Meeting Date: 12-Nov-12     Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    123119 Due to Postponement-of Meeting Date from 30
    Oct 2012 to 12 Nov 2012 with an Additional
    Resolution-. All Votes Received on the Previous
    Meeting Will be Disregarded and You Will- Need to
    Reinstruct on This Meeting Notice. Thank You.       Non-Voting                    Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0913/ltn-20120913363.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0913/ltn-20120913300.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1024/ltn-20121024226.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1024/-ltn20121024229.pdf                       Non-Voting                    Non-Voting
1   To Elect Mr. Ye Weilong As Director of the Company
    and to Authorise the Board of Directors of the
    Company (the "board") to Enter Into A Service
    Contract with Him Subject to Such Terms and
    Conditions As the Board Shall Think Fit and to Do
    Such Acts and Things to Give Effect to Such Matters Management      For           Voted - Against
2   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company (details
    of Which are Set Out in A Circular Dated 14
    September 2012), and Any One Director Or Either of
    the Joint Company Secretaries of the Company be and
    is Hereby Authorized to Deal with on Behalf of the
    Company the Relevant Filing, Amendments and
    Registration (where Necessary) Procedures and Other
    Related Issues Arising from the Amendments to the
    Articles of Association of the Company              Management      For           Voted - For
3   To Consider And, If Thought Fit, to Approve the
    Proposed Issue of Usd Denominated Bonds (the
    "bonds") by an Offshore Subsidiary of the Company   Management      For           Voted - For
Meeting Date: 19-Dec-12     Meeting Type: ExtraOrdinary General Meeting
1   That: (a) the Form and Substance of the Apm
    Shipping Services Master Agreement Dated 30 October
    2012 Between Cosco Ports (holdings) Limited ("cosco
    Ports"), Piraeus Container Terminal S.a. (the


300




                          GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
    "pct") and Entities Trading Under the Names of
    Maersk Line, Safmarine, Mcc Or Any Other Future
    Names with Majority Ownership by A.p. Moller -
    Masersk A/s (the "line") (the "apm Shipping
    Services Master Agreement") (a Copy of Which is
    Tabled at the Meeting and Marked "a" and Initialed
    by the Chairman of the Meeting for Identification
    Purpose) and the Transactions Contemplated Under It
    be and are Hereby Approved, Ratified and Confirmed;
    and (b) the Proposed Annual Caps As Set Out in the
    Circular of the Company Dated 2 November 2012,
    Being the Aggregate Amount Receivable by Cosco
    Ports and Its Subsidiaries and Pct from the Line
    for Contd                                           Management    For           Voted - For
    Contd the Provision of Shipping Related Services by
    Cosco Ports and Its-subsidiaries Or Pct to the Line
    Under the Apm Shipping Services Master-agreement
    for the Three Financial Years Ending on 31 December
    2015, be And-are Hereby Approved                    Non-Voting                  Non-Voting
2   That: (a) the Form and Substance of the Finance
    Leasing Master Agreement Dated 30 October 2012
    Between Cosco Ports and Florens Capital Management
    Company Limited ("florens Capital Management") (the
    "finance Leasing Master Agreement") (a Copy of
    Which is Tabled at the Meeting and Marked "b" and
    Initialed by the Chairman of the Meeting for
    Identification Purpose) and the Transactions
    Contemplated Under It be and are Hereby Approved,
    Ratified and Confirmed; and (b) the Proposed Annual
    Caps As Set Out in the Circular of the Company
    Dated 2 November 2012, Being the Aggregate Amount
    Payable by Cosco Ports and Its Subsidiaries to
    Florens Capital Management and Its Subsidiaries for
    the Provision of Finance Leasing Under the Finance
    Leasing Master Agreement for the Three Financial
    Years Ending on 31 December 2015, be and are Contd  Management    For           Voted - For
    Contd Hereby Approved                               Non-Voting                  Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1101/ltn201211011053.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1101/ltn20121101847.p-df                       Non-Voting                  Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Url Links And-change in Split Voting
    Condition. If You Have Already Sent in Your Votes,
    Ple-ase Do Not Return This Proxy Form Unless You
    Decide to Amend Your Original Ins-tructions. Thank
    You.                                                Non-Voting                  Non-Voting
Meeting Date: 26-Apr-13   Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    168616 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                  Non-Voting


301




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn-20130402045.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn-20130402041.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0311/-ltn20130311737.pdf                       Non-Voting                Non-Voting
1   (a) the Sale and Transfer (the "disposal") of 100%
    Equity Interests in Cosco Logistics Co., Ltd. (as
    Specified) from the Company to China Ocean Shipping
    (group) Company (as Specified) be and are Hereby
    Approved and Confirmed; (b) the Terms of the Equity
    Transfer Agreement in Respect of the Disposal, the
    Details of Which Will be Contained in A Circular to
    be Issued by the Company on Or About 2 April 2013,
    and the Transactions Contemplated Thereunder be and
    are Hereby Approved and Confirmed; and (c) Any One
    Director of the Company be and is Hereby Authorised
    to Approve, Sign Or Execute All Such Documents,
    Instruments and Agreements, and to Take Such Steps,
    As He/she May Consider Necessary Or Appropriate to
    Give Effect to Or in Connection with the Disposal   Management  For           Voted - For
2   The Terms of the Equity Transfer Agreement Dated 27
    March 2013 Entered Into Between the Company and (as
    Specified) (china Ocean Shipping (group) Company)
    in Respect of the Disposal of 100% Equity Interest
    in Cosco Logistics Co., Ltd. (as Specified),
    Details of Which are Set Out in the Circular of the
    Company Dated 2 April 2013, and the Execution
    Thereof, be and are Hereby Approved and Confirmed   Management  For           Voted - For
3   The Provision of Guarantees to Third Parties by the
    Company for Its Wholly-owned Subsidiaries and Their
    Subsidiaries of an Amount of Up to Usd 1 Billion to
    Satisfy the Operations Requirements of the Group be
    and are Hereby Approved, and Any One Director of
    the Company be and is Hereby Authorised to Approve,
    Sign Or Execute All Such Documents, Instruments and
    Agreements, and to Take Such Steps, As He/she May
    Consider Necessary Or Appropriate to Give Effect to
    Or in Connection with the Provision of
    Above-mentioned Guarantees                          Management  For           Voted - For
Meeting Date: 14-Jun-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    180337 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0523/lt-n20130523613.pdf
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0523/ltn-20130523591.pdf And-


302




                         GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0418/ltn-201304181040.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Directors'
    Report of China Cosco for 2012                      Management  For           Voted - For
2   To Consider and Approve the Proposed Report of
    Supervisory Committee of China Cosco for 2012       Management  For           Voted - For
3   To Consider and Approve the Proposed Financial
    Report and Audit Report of China Cosco for 2012
    Prepared Under the China Accounting Standards and
    the Hong Kong Accounting Standards, Respectively    Management  For           Voted - For
4   To Consider and Approve the Proposed Profit
    Distribution Plan (no Dividend Distribution) of
    China Cosco for 2012                                Management  For           Voted - For
5   To Consider and Approve the Proposal to Reappoint
    Rsm China Certified Public Accountants. LLP. As the
    Prc Auditor for 2013 and to Reappoint
    PricewaterhouseCoopers As the International Auditor
    of the Company for 2013                             Management  For           Voted - For
6   (a) to Consider and Approve the Entering Into of
    the Conditional Sale and Purchase Agreement Dated
    20 May 2013 (the Agreement) Between Cosco Pacific
    Limited As the Vendor, Long Honour Investments
    Limited As the Purchaser and Cosco (hong Kong)
    Group Limited As the Guarantor in Relation to the
    Disposal of the Entire Issued Share Capital of
    Cosco Container Industries Limited and the
    Assignment of the Unsecured, Non-interest Bearing
    and On-demand Loan Outstanding and Owing from Cosco
    Container Industries Limited to Cosco Pacific As at
    the Date of Completion of the Transactions
    Contemplated Thereunder As Described in the
    Circular of the Company Dated 24 May 2013 (the
    Circular) (a Copy of the Agreement and A Copy of
    the Circular Have Been Produced to the Meeting      Management  For           Voted - For
CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO L
CUSIP: G2112D105
Meeting Date: 21-Jun-13  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/lt-n20130426480.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/lt-n20130426452.pdf                       Non-Voting                Non-Voting
1   To Receive and Approve the Audited Consolidation
    Financial Statements and Together with the
    Directors' Report and the Independent Auditors'
    Report of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2.a To Re-elect Mr. Hu Yueming As Executive Director    Management  For           Voted - For
                                                        303





                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.b To Re-elect Mr. Jin Maoji As Executive Director     Management  For           Voted - For
2.c To Re-elect Mr. Zhu Junsheng As Independent
    Non-executive Director                              Management  For           Voted - Against
2.d To Re-elect Mr. Chen Shimin As Independent Non-
    Executive Director                                  Management  For           Voted - For
2.e To Re-elect Ms. Jiang Jianhua As Independent
    Non-executive Director                              Management  For           Voted - For
2.f To Authorize the Board of Directors of the Company
    to Fix the Remuneration of Directors                Management  For           Voted - For
3   To Re-appoint Deloitte Touche Tohmatsu As Auditors
    of the Company and Authorize the Board of Directors
    of the Company to Fix Their Remuneration            Management  For           Voted - For
4   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with the Company's
    Shares                                              Management  For           Voted - Against
5   To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares          Management  For           Voted - For
6   To Extend the General Mandate to Issue Shares of
    the Company by Adding Thereto the Shares
    Repurchased by the Company                          Management  For           Voted - Against
CHINA LIANSU GROUP HOLDINGS LTD, CAYMAN ISLANDS
CUSIP: G2159F104
Meeting Date: 31-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn20130425405.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn20130425457.pdf                        Non-Voting                Non-Voting
1   To Adopt the Audited Financial Statements and
    Together with the Directors' Report and the
    Independent Auditors' Report of the Company for the
    Year Ended 31 December 2012                         Management  For           Voted - For
2   To Declare A Final Dividend in Respect of the Year
    Ended 31 December 2012                              Management  For           Voted - For
3a  To Re-elect Mr. Wong Luen Hei As Director           Management  For           Voted - Against
3b  To Re-elect Mr. Kong Zhaocong As Director           Management  For           Voted - Against
3c  To Re-elect Dr. Bai Chongen As Director             Management  For           Voted - Against
3d  To Re-elect Mr. Fung Pui Cheung As Director         Management  For           Voted - For
3e  To Re-elect Mr. Cheung Man Yu As Director           Management  For           Voted - For
3f  To Re-elect Mr. Gao Lixin As Director               Management  For           Voted - For
3g  To Re-elect Mr. Wong Kwok Ho Jonathan As Director   Management  For           Voted - Against
3h  To Authorise the Board of Directors of the Company
    to Fix the Remuneration of the Directors            Management  For           Voted - For
4   To Re-appoint Ernst & Young As Independent Auditor
    of the Company and Authorise the Board of Directors
    of the Company to Fix Its Remuneration              Management  For           Voted - For


304




    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5a  That: (a) Subject to Paragraph (c) Below, the
    Exercise by the Directors of the Company
    ("directors") During the Relevant Period (as
    Hereinafter Defined) of All the Powers of the
    Company to Allot, Issue and Otherwise Deal with
    Additional Shares of the Company ("shares") Or
    Securities Convertible Into Shares, Or Options,
    Warrants Or Similar Rights to Subscribe for Any
    Shares, and to Make Or Grant Offers, Agreements and
    Options Which Might Require the Exercise of Such
    Power be and is Hereby Generally And                Management  For           Voted - Against
    Contd Period; (c) the Aggregate Nominal Value of
    the Share Capital Allotted-or Agreed Conditionally
    Or Unconditionally to be Allotted (whether
    Pursuant-to an Option Or Otherwise) by the
    Directors Pursuant to the Approval In- Paragraph
    (a) Above, Otherwise Than Pursuant To: (i) A Rights
    Issue (as-hereinafter Defined); (ii) the Exercise
    of Rights of Subscription Or-conversion Under Terms
    of Any Warrants Issued by the Company Or
    Any-securities Which are Convertible Into Shares;
    (iii) the Exercise of Any-options Granted Under Any
    Option Scheme Or Similar Arrangement for the
    Time-being Adopted for the Grant Or Issue to
    Eligible Persons of Shares Or Right-to Acquire
    Shares; and (iv) Any Scrip Dividend Or Similar
    Arrangements-providing for the Allotment of Shares
    in Lieu of the Whole Or Part of A-dividend on
    Shares in Accordance Contd                          Non-Voting                Non-Voting
    Contd with the Articles of Association of the
    Company; Shall Not Exceed 20%-of the Aggregate
    Nominal Value of the Share Capital of the Company
    in Issue-as at the Date of Passing of This
    Resolution and the Said Approval Shall Be- Limited
    Accordingly; (d) Subject to the Passing of Each of
    the Paragraphs-(a), (b) and (c) of This Resolution,
    Any Prior Approvals of the Kind Referred-to in
    Paragraphs (a), (b) and (c) of This Resolution
    Which Had Been Granted-to the Directors and Which
    are Still in Effect be and are Hereby Revoked;
    And-(e) for the Purpose of This Resolution:
    "relevant Period" Means the Period- from the
    Passing of This Resolution Until Whichever is the
    Earliest Of: (i)-the Conclusion of the Next Annual
    General Meeting of the Company; (ii) The-expiration
    of the Period Within Which the Next Annual General
    Meeting Of-contd                                    Non-Voting                Non-Voting
    Contd the Company is Required by Law Or the
    Articles of Association of The-company to be Held;
    Or (iii) the Revocation Or Variation of the
    Authority- Given Under This Resolution by Ordinary
    Resolution of the Shareholders of The-company in
    General Meeting; "rights Issue" Means the
    Allotment, Issue Or-grant of Shares Pursuant to an
    Offer of Shares Open for A Period Fixed by
    The-directors to Holders of Shares Or Any Class


305




    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Thereof on the Register on A-fixed Record Date in
    Proportion to Their Then Holdings of Such Shares
    Or-class                                            Non-Voting                Non-Voting
    Contd Territory Outside Hong Kong                   Non-Voting                Non-Voting
5b  That: (a) Subject to Paragraph (b) Below, the
    Exercise by the Directors of the Company
    ("directors") During the Relevant Period (as
    Hereinafter Defined) of All the Powers of the
    Company to Repurchase the Shares of the Company
    ("shares") on the Stock Exchange of Hong Kong
    Limited Or on Any Other Stock Exchange on Which the
    Shares May be Listed and Recognised for This
    Purpose by the Securities and Futures Commission
    and the Stock Exchange of Hong Kong Limited Under
    the Hong Kong Code on Share Repurchases, and
    Subject to and in Accordance with All Applicable
    Laws and the Rules Governing the Listing of
    Securities on the Stock Exchange of Hong Kong
    Limited, be and is Hereby Generally and
    Unconditionally Approved; (b) the Aggregate Nominal
    Value of Shares Which May be Repurchased Pursuant
    to the Approval in Paragraph (a) Above Contd        Management  For           Voted - For
    Contd Shall Not Exceed 10% of the Aggregate Nominal
    Value of the Share-capital of the Company in Issue
    As at the Date of Passing of This Resolution-and
    the Said Approval Shall be Limited Accordingly; (c)
    Subject to The-passing of Each of the Paragraphs
    (a) and (b) of This Resolution, Any Prior-approvals
    of the Kind Referred to in Paragraphs (a) and (b)
    of This- Resolution Which Had Been Granted to the
    Directors and Which are Still In-effect be and are
    Hereby Revoked; and (d) for the Purpose of This
    Resolution,-"relevant Period" Means the Period from
    the Passing of This Resolution Until- Whichever is
    the Earliest Of: (i) the Conclusion of the Next
    Annual General-meeting of the Company; (ii) the
    Expiration of the Period Within Which The- Next
    Annual General Meeting of the Company is Required
    by Law Or the Articles-of Contd                     Non-Voting                Non-Voting
    Contd Association of the Company to be Held; Or
    (iii) the Revocation Or-variation of the Authority
    Given Under This Resolution by Ordinary
    Resolution-of the Shareholders of the Company in
    General Meeting                                     Non-Voting                Non-Voting
5c  That Conditional Upon the Passing of Resolutions 5a
    and 5b As Set Out in the Notice of This Meeting,
    the General Mandate Granted to the Directors of the
    Company ("directors") to Exercise the Powers of the
    Company to Allot, Issue and Otherwise Deal with
    Shares of the Company Pursuant to Resolution 5a
    Above be and is Hereby Extended by the Addition to
    the Aggregate                                       Management  For           Voted - Against
6   That Subject to the Approval of the Registrar of
    Companies in the Cayman Islands, the Name of the
    Company be Changed from 'china Liansu Group
    Holdings Limited (as Specified) to 'china Lesso


306




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Group Holdings Limited (as Specified) with
    Immediate Effect, and the Directors of the Company
    be and are Hereby Authorised to Take Such Actions
    and to Sign and Execute Such Documents As They May
    Consider Necessary Or Expedient to Give Effect to
    the Foregoing and to Attend to Any Necessary
    Registration And/or Filing for and on Behalf of the
    Company                                             Management  For           Voted - For
CHINA NATIONAL BUILDING MATERIAL COMPANY LTD
CUSIP: Y15045100
Meeting Date: 10-Sep-12 Meeting Type: Class Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0725/ltn20120725273.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Extension of
    the Validity Period of the Shareholders' Approval
    Granted to the Board on 16 September 2011 in
    Respect of the Proposed A Share Issue               Management  For           Voted - For
2   To Authorise the Board to Deal with Matters in
    Relation to the Proposed A Share Issue              Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date from 07 Sep 2-012 to 10 Aug 2012. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
Meeting Date: 10-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0725/ltn20120725263.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Extension of
    the Validity Period of the Shareholders' Approval
    Granted to the Board on 16 September 2011 in
    Respect of the Proposed A Share Issue               Management  For           Voted - For
2   To Authorise the Board to Deal with Matters in
    Relation to the Proposed A Share Issue              Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date from 07 Sep 2-012 to 10 Aug 2012. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
                                                        307





                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0404/ltn20130404027.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0404/ltn20130404025.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Report of the Auditors
    and Audited Financial Statements of the Company for
    the Year Ended 31 December 2012                     Management  For           Voted - For
4   To Consider and Approve the Proposed Profit
    Distribution Plan and the Final Dividend
    Distribution Plan of the Company for the Year Ended
    31 December 2012 and to Authorise the Board to
    Distribute Such Final Dividend to the Shareholders
    of the Company                                      Management  For           Voted - For
5   To Consider and Approve the Authorisation of the
    Board to Deal with All Matters in Relation to the
    Company's Distribution of Interim Dividend for the
    Year 2013 in Its Absolute Discretion (including,
    But Not Limited To, Determining Whether to
    Distribute Interim Dividend for the Year 2013)      Management  For           Voted - For
6   To Consider and Approve the Continuation of
    Appointment of Baker Tilly China Certified Public
    Accountants As the Domestic Auditor of the Company
    and Baker Tilly Hong Kong Limited As the
    International Auditor of the Company, to Hold
    Office Until the Conclusion of the Next Annual
    General Meeting of the Company and to Authorise the
    Board to Determine Their Remuneration               Management  For           Voted - For
7   To Consider and Approve the Company to Cease the
    Payment of Remuneration to the Directors, Namely,
    Mr. Guo Chaomin, Mr. Huang Anzhong and Ms. Cui
    Lijun, and the Supervisors, Namely, Mr. Wu Jiwei
    and Ms. Zhou Guoping, Effective from November 2012  Management  For           Voted - For
8   To Give A General Mandate to the Board to Allot,
    Issue and Deal with Additional Domestic Shares Not
    Exceeding 20% of the Domestic Shares in Issue and
    Additional H Shares Not Exceeding 20% of the H
    Shares in Issue and Authorise the Board to Make
    Corresponding Amendments to the Articles of
    Association of the Company As It Thinks Fit So As
    to Reflect the New Share Capital Structure Upon the
    Allotment Or Issuance of Shares                     Management  For           Voted - Against
9   To Consider and Approve the Company's Issuance of
    Debt Financing Instruments in Batches Within the


308




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Limit of Issuance Permitted Under Relevant Laws and
    Regulations As Well As Other Regulatory Documents   Management  For           Abstain
CHINA NATIONAL MATERIALS CO LTD
CUSIP: Y15048104
Meeting Date: 25-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0810/ltn20120810397.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve: "that
    (a) the Company be and is Hereby Authorised to
    Issue the Short-term Financing Bonds (the "short-
    Term Financing Bonds") in the Principal Amount of
    Including But Not More Than Rmb4,000,000,000; (b)
    in Compliance with the Applicable Laws and the Then
    Market Conditions, Any One Executive Director
    Shall, in the Best Interest of the Company, be
    Generally and Unconditionally Authorised to
    Determine and Finalise the Specific Arrangement of
    the Proposed Issue of the Short- Term Financing
    Bonds and Do All Such Things and to Take All Such
    Actions As They May Consider Necessary Or Desirable
    for the Purpose of Giving Effect to the Issue of
    the Short-term Financing Bonds."                    Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 07-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    131849 Due to Splitting Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded A-nd You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0928/ltn-20120928131.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0928/ltn-20120928111.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1018/ltn-20121018189.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1018/-ltn20121018187.pdf                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
                                                        309





    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.a That: the Equity Transfer Agreement (the "tcdri
    Eta") Dated 16 July 2012 and Entered Into Between
    Sinoma Equipment Group Co., Ltd. and China National
    Materials Group Corporation Ltd. (the "parent") in
    Relation to the Proposed Acquisition of A 100%
    Equity Interest in Tianjin Cement Industry Design &
    Research Institute Co., Ltd. and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
1.b That: the Equity Transfer Agreement (the "ccdri
    Eta") Dated 16 July 2012 and Entered Into Between
    Chengdu Design & Research Institute of Building
    Materials Industry Co., Ltd. and the Parent in
    Relation to the Proposed Acquisition of A 100%
    Equity Interest in Chengdu Cement Industry Design &
    Research Institute Co., Ltd. and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
1.c That: the Equity Transfer Agreement (the "handan
    Sinoma Eta") Dated 16 July 2012 and Entered Into
    Between Sinoma International Engineering Co., Ltd.
    and the Parent in Relation to the Proposed
    Acquisition of A 100% Equity Interest in Handan
    Sinoma Asset Management Co., Ltd. and the
    Transactions Contemplated Thereunder                Management  For           Voted - For
1.d That: the Equity Transfer Agreement (the "tianjin
    Engineering Eta") Dated 16 July 2012 and Entered
    Into Between Sinoma Tianjin Mining Engineering Co.,
    Ltd. and the Parent in Relation to the Proposed
    Acquisition of A 100% Equity Interest in China
    Building Materials Industry Construction Tianjin
    Engineering Co., Ltd. and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
1.e That: the Board of Directors of the Company be
    Authorised to Do All Such Acts and Things, to Sign
    and Execute All Such Other Documents, Deeds and
    Instruments, to Make Applications to the Relevant
    Regulatory Authorities and to Take Such Steps As
    They May Consider Necessary, Appropriate, Expedient
    and in the Interest of the Company to Give Effect
    to and in Connection with Any Transactions
    Contemplated Under the Tcdri Eta, the Ccdri Eta,
    the Handan Sinoma Eta and the Tianjin Engineering
    Eta                                                 Management  For           Voted - For
2.a That: the Agreement (the "mutual Supply of Products
    Framework Agreement") Dated 12 October 2012 and
    Entered Into Between the Company and China National
    Materials Group Corporation Ltd. (the "parent") in
    Relation to the Mutual Supply of Certain Products
    Between the Group and the Parent Group, and the
    Respective Annual Caps for the Three Years Ending
    31 December 2015 for the Transactions Contemplated
    Thereunder                                          Management  For           Voted - For
2.b That: Any Director of the Company be Authorised to
    Do All Such Acts and Things, to Sign and Execute
    All Such Other Documents, Deeds and Instruments, to
    Make Applications to the Relevant Regulatory
    Authorities and to Take Such Steps As They May
                                                        310





                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Consider Necessary, Appropriate, Expedient and in
    the Interest of the Company to Give Effect to and
    in Connection with Any Transactions Contemplated
    Under the Mutual Supply of Products Framework
    Agreement                                           Management  For           Voted - For
3.a That: the Agreement (the "mutual Supply of Services
    Framework Agreement") Dated 12 October 2012 and
    Entered Into Between the Company and the Parent in
    Relation to the Mutual Supply of Certain Services
    Between the Group and the Parent Group, and the
    Respective Annual Caps for the Three Years Ending
    31 December 2015 for the Transactions Contemplated
    Thereunder                                          Management  For           Voted - For
3.b That: Any Director of the Company be Authorised to
    Do All Such Acts and Things, to Sign and Execute
    All Such Other Documents, Deeds and Instruments, to
    Make Applications to the Relevant Regulatory
    Authorities and to Take Such Steps As They May
    Consider Necessary, Appropriate, Expedient and in
    the Interest of the Company to Give Effect to and
    in Connection with Any Transactions Contemplated
    Under the Mutual Supply of Services Framework
    Agreement                                           Management  For           Voted - For
Meeting Date: 24-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/0409/ltn20130409440-.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0409/ltn20130409430.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Consider And, If Thought Fit, to Approve the
    Report of the Board of Directors of the Company for
    the Year Ended 31 December 2012                     Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the
    Report of the Supervisory Committee of the Company
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3   To Consider And, If Thought Fit, to Approve the
    Audited Financial Statements of the Company for the
    Year Ended 31 December 2012                         Management  For           Voted - For
4   To Consider And, If Thought Fit, to Approve the
    Profit Distribution Proposal of the Company,
    Namely, the Proposal for Distribution of A Final
    Dividend of Rmb0.03 Per Share (tax Inclusive) in an
    Aggregate Amount of Approximately Rmb107.14 Million
    for the Year Ended 31 December 2012, and to
    Authorise the Chairman of the Board of Directors of
    the Company to Implement the Aforesaid Distribution Management  For           Voted - For
5   To Consider And, If Thought Fit, to Approve the Re-
    Appointment of Shinewing (hk) Cpa Limited and
    Shinewing Certified Public Accountant LLP, As the
    International and Domestic Auditors of the Company,


311




                         GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Respectively for the Year 2013, the Term of Such
    Re-appointment Shall Continue Until the Next Annual
    General Meeting of the Company, and to Authorize
    the Audit Committee of the Board of Directors of
    the Company to Determine Their Remuneration         Management   For           Voted - For
6   To Consider And, If Thought Fit, to Approve and
    Grant A General Mandate to the Board of Directors
    of the Company (the "board") to Issue, Allot and
    Deal with (1) Additional Unlisted Shares Not
    Exceeding 20% of the Unlisted Shares; and (2)
    Additional H Shares of the Company H Shares Not
    Exceeding 20% of the H Shares in Issue, and to
    Authorise the Board to Make Such Corresponding
    Amendments to the Articles of Association (the
    "articles of the Association") As It Think Fit So
    As to Reflect the New Capital Structure Upon the
    Allotment and Issue of the Shares                   Management   For           Voted - Against
7   To Consider And, If Thought Fit, to Approve the
    Amendment to the Articles of Association and to
    Authorize Any Executive Director of the Company to
    Make Necessary Adjustments to Such Amendment to the
    Articles of Association As He Thinks Fit So As to
    Reflect the Requirements of the Relevant
    Authorities (if Any)                                Management   For           Voted - For
CHINA RAILWAY CONSTRUCTION CORPORATION LTD
CUSIP: Y1508P110
Meeting Date: 28-Dec-12  Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1111/ltn-20121111015.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1111/-ltn20121111023.pdf                       Non-Voting                 Non-Voting
1   To Consider and Approve the Amendments to the
    Articles Regarding Cash Dividend in the Articles of
    Association of China Railway Construction
    Corporation Limited ("articles of Association");
    and to Authorize the Secretary to the Board to Make
    All Necessary Applications, Submissions,
    Registrations and Filings and Other Related Matters
    (including Revisions to Wordings As Required by the
    Competent Prc Authorities) in Connection with the
    Amendments to the Articles of Association           Management   For           Voted - For
2   To Consider and Approve the Shareholders' Return
    Plan of China Railway Construction Corporation
    Limited for the Coming Three Years of 2012-2014     Management   For           Voted - For
3   That (1) the Company Would Register and Issue
    Medium-term Notes with an Aggregate Balance of
    Principal Amount of Not More Than 40% of the Net
    Assets As Stated in the Audited Financial Report of
    the Company for Each Reporting Period with the
    National Association of Financial Market
    Institutional Investors, Subject to Automatic


312




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Adjustment of the Cap of the Aggregate Balance of
the Principal Amount for Registration and Issuance
Based on the Increase/decrease of the Company's Net
Assets, Which is Valid for A Term of 36 Months
(from the Date of Approval at the Egm). the
Proceeds Shall be Primarily Used As Replenishment
of the Company's Working Capital and Capital
Expenditure for the Projects Invested by the
Company. the Registered Amount of Medium-term Notes
with the National Association of Financial Market
Institutional Contd                                 Management  For           Voted - For
Contd Investors May be Issued in Multiple Tranches
Within Two Years from The-date of Acceptance of
Registration, with the Term of the Medium-term
Notes-not More Than 15 Years. (2) the Company Would
Register and Issue Short- Term-financing Bonds with
an Aggregate Balance of Principal Amount of Not
More-than 40% of the Net Assets As Stated in the
Audited Financial Report of The-company for Each
Reporting Period with the National Association of
Financial-market Institutional Investors, Subject
to Automatic Adjustment of the Cap Of-the Aggregate
Balance                                             Non-Voting                Non-Voting
Contd the Registered Amount of Short-term Financing
Bonds with the National-association of Financial
Market Institutional Investors May be Issued
In-multiple Tranches Within Two Years from the Date
of Acceptance Of-registration, with the Term of the
Short-term Financing Bonds Not More Than-one Year.
(3) an Authorization be Granted to the Chairman of
the Company Or-other Persons Authorized by the
Chairman to Determine and Handle All Matters-in
Relation to the Issue Within the Scope of the
Abovementioned Registration- and Issuance of
Medium-term Notes and Short- Term Financing Bonds,
Including-but Not Limited To, Determining the
Specific Timing of Issue, the Size Of-issue, the
Number of Tranches, the Interest Rate; Executing
All Necessary-documents, Including But Not Limited
To, Requests, Prospectuses, Underwriting-agreements
Contd                                               Non-Voting                Non-Voting
Contd and Announcements in Relation to the Proposed
Issue of the Medium-term-notes and Short-term
Financing Bonds by the Company; Completing All
Necessary-procedures, Including But Not Limited To,
Completing the Relevant- Registrations in the
National Inter-bank Market and Taking All
Other-necessary Actions                             Non-Voting                Non-Voting
Meeting Date: 06-Jun-13 Meeting Type: Annual General Meeting
Please Note That This is an Amendment to Meeting Id
190659 Due to Deletion Of-resolution. All Votes
Received on the Previous Meeting Will be
Disregarded And-you Will Need to Reinstruct on This
Meeting Notice. Thank You.                          Non-Voting                Non-Voting


313




    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0418/ltn-20130418913.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0418/-ltn20130418881.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year Ended 31
    December 2012. (please Refer to the "report of
    Directors" in the 2012 Annual Report of the
    Company.)                                           Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012. (please Refer to the
    Circular of the Company Dated 19 April 2013 for
    Details.)                                           Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for the Year Ended 31
    December 2012. (please Refer to the "audited
    Financial Statements" in the 2012 Annual Report of
    the Company.)                                       Management  For           Voted - For
4   To Consider and Approve the Profits Distribution
    Plan of the Company for the Year Ended 31 December
    2012. (please Refer to the Circular of the Company
    Dated 19 April 2013 for Details.)                   Management  For           Voted - For
5   To Consider and Approve the Annual Report of the
    Company for the Year Ended 31 December 2012 and Its
    Summary                                             Management  For           Voted - For
6   To Consider and Approve the Appointment of an
    Executive Director. (please Refer to the Circular
    of the Company Dated 19 April 2013 for Details.)    Management  For           Voted - Against
7   To Consider and Approve the Appointment of External
    Auditors for 2013 and Payment of 2012 Auditing
    Service Fee. (please Refer to the Circular of the
    Company Dated 19 April 2013 for Details.)           Management  For           Voted - For
8   To Consider and Approve the Appointment of Internal
    Control Auditors for 2013 and Payment of 2012
    Auditing Service Fee. (please Refer to the Circular
    of the Company Dated 19 April 2013 for Details.)    Management  For           Voted - For
9   To Consider and Approve the Directors' Remuneration
    Packages for 2012. (please Refer to the "notes to
    Financial Statements" in the 2012 Annual Report of
    the Company for Details.)                           Management  For           Voted - For
10  That (1) the Company be Authorized to Issue
    Additional Overseas Bonds on the Following Major
    Terms: (a) to Additionally Issue Overseas Bonds
    with the Principal Amount Not More Than the
    Equivalent of Rmb10 Billion in Overseas Bond
    Markets (in Either One Or Multiple Tranches); (b)
    the Currency of the Issue is to be Determined Based
    on the Review and Approval Condition and the
    Overseas Bond Markets Conditions Upon the Issue,
    Which May be in Renminbi Or A Foreign Currency; (c)
    the Term and Interest Rate of the Issue Shall be
    Determined According to the Overseas Bond Markets


314




GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
Conditions Upon the Issue; (d) the Proceeds from
the Issue of Overseas Bonds Shall be Principally
Used for Investment, Merger and Acquisition and
Capital Increase of Overseas Projects As Well As
Replenishment of the Working Capital of Overseas
Construction Projects; (e) the Issuer Shall be the
Company Or an Overseas Wholly-owned Subsidiary of
the Company; (f) If an Overseas Wholly-owned
Subsidiary of the Company is the Issuer, the
Company Shall Provide Relevant Guarantee and Obtain
Approval of Provision of External Guarantees from
the State Administration of Foreign Exchange
Authorities (as Specified) and Approval from Other
Relevant Regulatory Authorities; (g) the Overseas
Bonds are Intended to be Listed on the Hong Kong
Stock Exchange Or Other Stock Exchange; (h) the
Resolution Relating to This Issue Shall be Valid
Within 36 Months After the Date of the Passing of
the Resolution at the General Meetings of the
Company. (2) the Chairman of the Board of the
Company Or Other Persons Authorized by the Chairman
of the Board be Authorized, Pursuant to the
Applicable Laws, Regulations and Opinions and
Advice from Regulatory Authorities, and Based on
the General Principle of Maximising Interest of the
Company, to Determine and Handle All Matters with
Full Discretion in Connection with This Issue,
Including But Not Limited To: (a) Based on the
Actual Conditions, Determining and Implementing the
Specific Plans of the Issue, Including But Not
Limited to All Matters Relating to the Issue Plan
Such As the Establishment And/or Determination of
Appropriate Issuer, the Timing of Issue, the Type
of the Bonds to be Issued, Currency, Nominal Value
and Size of Bonds to be Issued, the Market for the
Issue, the Term of the Issue, the Number of
Tranches of the Issue, the Interest Rate of the
Issue, Specific Use of Proceeds, Matters Relating
to the Guarantees and the Listing of the Bonds; (b)
Other Matters Relating to the Issue, Including But
Not Limited to Engaging International Rating
Agencies, Rating Advisers, Trustee(s),
Underwriter(s) and Other Intermediaries of the
Bonds, Dealing with Matters Relating to
Applications of the Issue with Approval
Authorities, Including But Not Limited To, Dealing
with Relevant Matters Relating to the Issuance,      Management  For           Voted - For
11 To Consider and Approve the Adjustment on Term of
Medium-term Notes: "that Under the Framework of the
Amounts for Registration and Issuance of
Medium-term Notes Determined in the Resolution in
Relation to the Increase of Amounts for
Registration and Issuance of Medium-term Notes and
Short-term Financing Bonds Which Was Considered and
Approved at the 2012 Second Extraordinary General
Meeting, the Term of the Medium-term Notes be


315




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Adjusted from "with A Term of Not More Than 15
    Years" to "authorize the Chairman of the Company to
    Determine the Term of Medium-term Notes (with the
    Option to Issue Perpetual Medium-term Notes)
    According to the Conditions of the Bond Market".
    the Medium-term Notes (including the Perpetual
    Medium-term Notes) to be Issued by the Company are
    Not Convertible Or Exchangeable Into Any Shares of
    the Company                                         Management  For           Voted - For
12  That (1) Subject to Paragraphs (i), (ii) and (iii)
    Below, the Board of Directors be and is Hereby
    Granted, During the Relevant Period (as Hereafter
    Defined), an Unconditional General Mandate to
    Issue, Allot And/or Deal with Additional H Shares,
    and to Make Or Grant Offers, Agreements Or Options
    in Respect Thereof: (i) Such Mandate Shall Not
    Extend Beyond the Relevant Period Save That the
    Board of Directors May During the Relevant Period
    Make Or Grant Offers, Agreements Or Options Which
    Might Require the Exercise of Such Powers at Or
    After the End of the Relevant Period; (ii) the
    Aggregate Nominal Amount of the H Shares to be
    Issued, Allotted And/or Dealt with Or Agreed
    Conditionally Or Unconditionally to be Issued,
    Allotted And/or Dealt with by the Board of
    Directors Shall Not Exceed 20% of the Aggregate
    Nominal Amount of Its Existing H Shares at the Date
    of the Passing of This Special Resolution; and
    (iii) the Board of Directors Will Only Exercise Its
    Power Under Such Mandate in Accordance with the
    Company Law and Hong Kong Listing Rules (as Amended
    from Time to Time) Or Applicable Laws, Rules and
    Regulations of Any Other Government Or Regulatory
    Bodies and Only If All Necessary Approvals from
    Csrc And/or Other Relevant Prc Government
    Authorities Are                                     Management  For           Voted - Against
CHINA RAILWAY GROUP LTD
CUSIP: Y1509D116
Meeting Date: 27-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1111/ltn20121111033.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1111/ltn20121111021.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Amendments to the
    Articles of Association of the Company As Set Out
    in Appendix I to the Circular of the Company Dated
    12 November 2012                                    Management  For           Voted - For
2   To Consider and Approve the Adoption of the
    Shareholders' Return Plan for the Next Three Years
    (2012 to 2014) As Set Out in Appendix II to the
    Circular of the Company Dated 12 November 2012      Management  For           Voted - For


316




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 26-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/0509/ltn20130509612-.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/ltn20130509600.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
4   To Consider and Approve the Work Report of
    Independent Directors of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
5   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year Ended 31 December
    2012                                                Management  For           Voted - For
6   To Consider and Approve the Resolution in Relation
    to the Appointment of the Auditors for 2013, Re-
    Appointment of Deloitte Touche Tohmatsu As the
    Company's International Auditors and Deloitte
    Touche Tohmatsu Cpa LLP As the Company's Domestic
    Auditors for A Term Ending at the Next Annual
    General Meeting of the Company, the Aggregate
    Remuneration Shall be Rmb43 Million                 Management  For           Voted - For
7   To Consider and Approve the Resolution in Relation
    to the Appointment of Internal Control Auditors for
    2013, Re-appointment of Deloitte Touche Tohmatsu
    Cpa LLP As the Internal Control Auditors of the
    Company for 2013, the Remuneration Shall be Rmb2.6
    Million                                             Management  For           Voted - For
8   To Consider and Approve the Provision of Guarantee
    by Various Subsidiaries of the Company As Set Out
    in the Section Headed "letter from the Board -
    Proposed Provision of Guarantee" in the Circular of
    the Company Dated 10 May 2013                       Management  For           Abstain
9   To Consider and Approve the Issue of Corporate
    Bonds of Principal Amount Not Exceeding Rmb10
    Billion Without A Limit to the Term of Maturity,
    and to Authorise the Chairman and the President of
    the Company to Jointly Exercise All Powers to
    Handle Matters Relating to the Issue and Listing of
    Corporate Bonds                                     Management  For           Voted - For
10  To Consider and Approve the Launch of Asset- Backed
    Securitisation Up to Rmb10 Billion, and to
    Authorise the Chairman and the President of the
    Company to Jointly Exercise All Powers to Handle
    Matters Relating to the Launch of Asset-backed
    Securitisation                                      Management  For           Voted - For


317




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA RESOURCES CEMENT HOLDINGS LTD
CUSIP: G2113L106
Meeting Date: 03-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0312/ltn20130312341.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0312/ltn20130312333.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements, the Report of the Directors and the
    Independent Auditor's Report for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.07 Per Share
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3.1 To Re-elect Mr. Yu Zhongliang As Director           Management  For           Voted - Against
3.2 To Re-elect Mr. Du Wenmin As Director               Management  For           Voted - Against
3.3 To Re-elect Mr. Wei Bin As Director                 Management  For           Voted - Against
3.4 To Re-elect Mr. Huang Daoguo As Director            Management  For           Voted - Against
3.5 To Re-elect Mr. Chen Ying As Director               Management  For           Voted - Against
3.6 To Re-elect Mr. Ip Shu Kwan Stephen As Director     Management  For           Voted - For
3.7 To Re-elect Mr. Shek Lai Him Abraham As Director    Management  For           Voted - For
3.8 To Re-elect Mr. Xu Yongmo As Director               Management  For           Voted - For
3.9 To Authorise the Board of Directors to Fix the
    Remuneration of the Directors of the Company        Management  For           Voted - For
4   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    Auditor and to Authorise the Board of Directors to
    Fix Their Remuneration                              Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
6   To Give A General Mandate to the Directors to Issue
    Additional Shares of the Company                    Management  For           Voted - Against
7   To Extend the General Mandate to be Given to the
    Directors to Issue New Shares                       Management  For           Voted - Against
CHINA RONGSHENG HEAVY INDUSTRIES GROUP HOLDINGS LT
CUSIP: G21187102
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422373.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422367.pdf                        Non-Voting                Non-Voting


318




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Receive and Adopt the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and the Auditor for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2.(a) To Re-elect Mr. Wang Tao As A Director of the
    Company                                             Management  For           Voted - For
2.(b) To Re-elect Mr. Wei A Ning As A Director of the
    Company                                             Management  For           Voted - For
2.(c) To Re-elect Mr. Xia Da Wei As A Director of the
    Company                                             Management  For           Voted - For
3   To Authorise the Board of Directors of the Company
    to Fix the Remuneration of All Directors            Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As Auditor of
    the Company and to Authorise the Board of Directors
    of the Company to Fix Its Remuneration              Management  For           Voted - For
5.A To Grant A General Mandate to the Board of
    Directors of the Company to Allot, Issue and Deal
    with Additional Shares of the Company Not Exceeding
    20% of the Issued Share Capital of the Company As
    at the Date of Passing of This Resolution           Management  For           Voted - Against
5.B To Grant A General Mandate to the Board of
    Directors of the Company to Repurchase Shares of
    the Company Not Exceeding 10% of the Issued Share
    Capital of the Company As at the Date of Passing of
    This Resolution                                     Management  For           Voted - For
5.C To Extend, Conditional Upon the Above Resolution
    Nos. 5a and 5b Being Duly Passed, the General
    Mandate to Allot Shares of the Company by Adding
    the Aggregate Nominal Amount of the Repurchased
    Shares to the General Mandate                       Management  For           Voted - Against
CHINA SHANSHUI CEMENT GROUP LTD
CUSIP: G2116M101
Meeting Date: 24-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0410/ltn20130410225.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0410/ltn20130410203.pdf                      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2012        Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
3.1 To Re-elect Mr. Homer Sun As A Director and to
    Authorise the Board of Directors of the Company to
    Fix the Director's Remuneration                     Management  For           Voted - For


319




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.2 To Re-elect Mr. Wang Jian As A Director and to
    Authorise the Board of Directors of the Company to
    Fix the Director's Remuneration                     Management  For           Voted - For
3.3 To Appoint Mr. Xiao Yu As A New Director and to
    Authorise the Board of Directors of the Company to
    Fix the Director's Remuneration                     Management  For           Voted - For
4   To Re-appoint KPMG As Auditors of the Company and
    to Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5.1 To Grant A General and Unconditional Mandate to the
    Board of Directors to Issue Shares of the Company   Management  For           Voted - Against
5.2 To Grant A General and Unconditional Mandate to the
    Board of Directors to Repurchase the Company's
    Shares                                              Management  For           Voted - For
5.3 To Extend the General Mandate Granted to the Board
    of Directors Pursuant to Resolution No. 5(1) to
    Cover the Shares Repurchased by the Company
    Pursuant to Resolution No. 5(2)                     Management  For           Voted - Against
CHINA SHIPPING CONTAINER LINES CO LTD
CUSIP: Y1513C104
Meeting Date: 05-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1019/ltn20121019018.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1019/ltn20121019020.pdf                        Non-Voting                Non-Voting
1   The Proposed Revised Annual Cap for the Year Ending
    31 December 2012 for the Transactions in Respect of
    the Products and Services Provided to the Group
    Under the Master Supply Agreement, Details of Which
    are Set Out in the Circular, be and is Hereby
    Approved                                            Management  For           Voted - For
2.1 The Transactions in Respect of Products and
    Services to be Provided to the Group Under the
    Master Supply Agreement, and Their Proposed Annual
    Caps for Each of the Three Years Ending 31 December
    2013, 2014 and 2015, Details of Which are Set Out
    in the Circular, be and are Hereby Approved         Management  For           Voted - For
2.2 The Transactions in Respect of Services to be
    Provided to the Group Under the First Master Liner
    and Cargo Agency Agreement, and Their Proposed
    Annual Caps for Each of the Three Years Ending 31
    December 2013, 2014 and 2015, Details of Which are
    Set Out in the Circular, be and are Hereby Approved Management  For           Voted - For
2.3 The Transactions in Respect of Services to be
    Provided to the Group Under the First Master
    Loading and Unloading Agreement and Second Master
    Loading and Unloading Agreement, and Their Proposed
    Annual Caps for Each of the Three Years Ending 31
    December 2013, 2014 and 2015, Details of Which are
    Set Out in the Circular, be and are Hereby Approved Management  For           Voted - For


320




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.4 The Transactions in Respect of Containers to be
    Purchased by the Group Under the Revised Master
    Provision of Containers Agreement, and Their
    Proposed Annual Caps for Each of the Three Years
    Ending 31 December 2013, 2014 and 2015, Details of
    Which are Set Out in the Circular, be and are
    Hereby Approved                                     Management  For           Voted - For
2.5 The Transactions in Respect of Maximum Daily
    Outstanding Balance of Deposits (including Accrued
    Interest and Handling Fee) to be Placed by the
    Group with Cs Finance Company Under the Financial
    Services Framework Agreement, and Their Proposed
    Annual Caps for Each of the Three Years Ending 31
    December 2013, 2014 and 2015, Details of Which are
    Set Out in the Circular, be and are Hereby Approved Management  For           Voted - For
2.6 The Transactions in Respect of Maximum Daily
    Outstanding Balance of Loans (including Accrued
    Interest and Handling Fee) to be Granted by Cs
    Finance Company to the Group Under the Financial
    Services Framework Agreement, and Their Proposed
    Annual Caps for Each of the Three Years Ending 31
    December 2013, 2014 and 2015, Details of Which are
    Set Out in the Circular, be and are Hereby Approved Management  For           Voted - For
2.7 The Transactions in Respect of Settlement Services
    to be Provided to the Group Under the Financial
    Services Framework Agreement, and Their Proposed
    Annual Caps for Each of the Three Years Ending 31
    December 2013, 2014 and 2015, Details of Which are
    Set Out in the Circular, be and are Hereby Approved Management  For           Voted - For
2.8 The Board be and is Hereby Authorised to Do All
    Such Further Acts and Things and Execute All Such
    Further Documents and Take All Such Steps Which, in
    Its Absolute Discretion, to Implement And/or Give
    Effect to the Matters Contemplated Under the
    Abovementioned Resolutions                          Management  For           Voted - For
3   The Appointment of Mr. Ding Nong ("mr. Ding") As A
    Non-executive Director with Effect from the
    Conclusion of the Egm Until the Conclusion of the
    Annual General Meeting of the Company for the Year
    2012, I.e. on Or Around June 2013 be and is Hereby
    Approved                                            Management  For           Voted - For
4.a The Proposed Amendments to the Articles of
    Association, Details of Which are Set Out in the
    Circular, be and is Hereby Approved                 Management  For           Voted - For
4.b The Board be and is Hereby Authorised to Deal With,
    in Its Absolute Discretion, All Matters Relating to
    the Proposed Amendments to the Articles of
    Association                                         Management  For           Voted - For
Meeting Date: 28-Jun-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    200085 Due to Receipt of D-irector Names. All Votes
    Received on the Previous Meeting Will be
    Disregarded-and You Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
                                                        321





    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0606/ltn-20130606590.pdf
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0606/ltn2-0130606598.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0513/l-tn20130513157.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Audited Financial
    Statements and the Auditors' Report of the Company
    and Its Subsidiaries for the Year Ended 31 December
    2012                                                Management  For           Voted - For
2   To Consider and Approve the Proposed Profit
    Distribution Plan of the Company for the Year Ended
    31 December 2012                                    Management  For           Voted - For
3   To Consider and Approve the Report of the Board of
    the Company for the Year Ended 31 December 2012     Management  For           Voted - For
4   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
5   To Consider and Approve the Annual Report of the
    Company Prepared in Accordance with Requirements of
    the Jurisdiction Where Its Shares are Listed for
    the Year Ended 31 December 2012                     Management  For           Voted - For
6   To Consider and Approve the Appointment of Ernst &
    Young, Hong Kong, Certified Public Accountants As
    the Company's International Auditor for the Year of
    2013, and to Authorise the Audit Committee of the
    Board to Determine Its Remuneration                 Management  For           Voted - For
7   To Consider and Approve the Appointment of Vocation
    International Certified Public Accountants Co.,
    Ltd. As the Company's Prc Auditor for the Year of
    2013, and to Authorise the Audit Committee of the
    Board to Determine Its Remuneration                 Management  For           Voted - For
8.1 To Elect the Member of the Fourth Session of the
    Board of the Company: Mr. Li Shaode (executive
    Director) for Non-independent Director              Management  For           Voted - For
8.2 To Elect the Member of the Fourth Session of the
    Board of the Company: Mr. Xu Lirong (executive
    Director) for Non-independent Director              Management  For           Voted - For
8.3 To Elect the Member of the Fourth Session of the
    Board of the Company: Mr. Huang Xiaowen (executive
    Director) for Non-independent Director              Management  For           Voted - For
8.4 To Elect the Member of the Fourth Session of the
    Board of the Company: Mr. Zhang Guofa (executive
    Director) for Non-independent Director              Management  For           Voted - For
8.5 To Elect the Member of the Fourth Session of the
    Board of the Company: Mr. Zhao Hongzhou (executive
    Director) for Non-independent Director              Management  For           Voted - For
8.6 To Elect the Member of the Fourth Session of the
    Board of the Company: Mr. Wang Daxiong (non-
    Executive Director) for Non-independent Director    Management  For           Voted - For


322




     GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.7  To Elect the Member of the Fourth Session of the
     Board of the Company: Ms. Su Min (non- Executive
     Director) for Non-independent Director              Management  For           Voted - For
8.8  To Elect the Member of the Fourth Session of the
     Board of the Company: Mr. Ding Nong (non- Executive
     Director) for Non-independent Director              Management  For           Voted - For
8.9  To Elect the Member of the Fourth Session of the
     Board of the Company: Mr. Chen Jihong (non-
     Executive Director) for Non-independent Director    Management  For           Voted - For
8.1  To Elect the Member of the Fourth Session of the
     Board of the Company: Mr. Zhang Rongbiao
     (non-executive Director) for Non-independent
     Director                                            Management  For           Voted - For
8.11 To Elect the Member of the Fourth Session of the
     Board of the Company: Ms. Zhang Nan for Independent
     Non-executive Director                              Management  For           Voted - For
8.12 To Elect the Member of the Fourth Session of the
     Board of the Company: Mr. Wang Guoliang for
     Independent Non-executive Director                  Management  For           Voted - For
8.13 To Elect the Member of the Fourth Session of the
     Board of the Company: Mr. Teo Siong Seng for
     Independent Non-executive Director                  Management  For           Voted - For
8.14 To Elect the Member of the Fourth Session of the
     Board of the Company: Mr. Jia Dashan for
     Independent Non-executive Director                  Management  For           Voted - For
8.15 To Elect the Member of the Fourth Session of the
     Board of the Company: Mr. Chen Lishen for
     Independent Non-executive Director                  Management  For           Voted - For
8.16 To Elect the Member of the Fourth Session of the
     Board of the Company: Mr. Guan Yimin for
     Independent Non-executive Director                  Management  For           Voted - For
8.17 To Elect the Member of the Fourth Session of the
     Board of the Company: Mr. Shi Xin for Independent
     Non-executive Director                              Management  For           Voted - For
9.1  To Elect the Member of the Fourth Session of the
     Supervisory Committee of the Company: Mr. Xu
     Wenrong (supervisors Representing Shareholders) for
     Non-independent Supervisor of the Company           Management  For           Voted - For
9.2  To Elect the Member of the Fourth Session of the
     Supervisory Committee of the Company: Mr. Ye
     Hongjun (supervisors Representing Shareholders) for
     Non-independent Supervisor of the Company           Management  For           Voted - For
9.3  To Elect the Member of the Fourth Session of the
     Supervisory Committee of the Company: Mr. Shen
     Kangchen for Independent Supervisor of the Company  Management  For           Voted - For
9.4  To Elect the Member of the Fourth Session of the
     Supervisory Committee of the Company: Mr. Shen
     Zhongying for Independent Supervisor of the Company Management  For           Voted - For
10   To Consider and Determine the Remuneration of the
     Directors and the Supervisors of the Company for
     the Year Ending 31 December 2013                    Management  For           Voted - For
11   To Consider and Approve the Work Report of
     Independent Non-executive Directors for the Year
     Ended 31 December 2012                              Management  For           Voted - For
                                                         323





                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
12.a To Consider and Approve the Transactions Under the
     Master Purchase Agreement, and Their Proposed
     Annual Caps for Each of Three Years Ending 31
     December 2013, 2014 and 2015                        Management  For           Voted - For
12.b To Authorise the Director(s) to Do All Such Further
     Acts and Things and Execute All Such Further
     Documents and Take All Such Steps Which in
     His/her/their Absolute Discretion, to Implement
     And/or Give Effect to the Transactions Under the
     Master Purchase Agreement                           Management  For           Voted - For
13   To Consider and Approve Proposals for Provision of
     the External Guarantee by China Shipping Container
     Lines (hong Kong) Co., Ltd. to China Shipping
     (singapore) Petroleum Pte. Ltd                      Management  For           Voted - For
14.a To Consider and Approve the Proposed Amendments to
     the Articles of Association                         Management  For           Voted - For
14.b To Authorise the Director(s) to Deal With, in
     His/her/their Absolute Discretion, All Matters
     Relating to the Proposed Amendments to the Articles
     of Association                                      Management  For           Voted - For
CHINA SHIPPING DEVELOPMENT CO LTD
CUSIP: Y1503Y108
Meeting Date: 18-Dec-12 Meeting Type: ExtraOrdinary General Meeting
     Please Note That the Company Notice is Available by
     Clicking on the Url Link:-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2012/1102/ltn20121102424.pdf,-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2012/1102/ltn20121102155.pdf-and
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2012/1123/ltn20121123053.p-df                       Non-Voting                Non-Voting
1    To Approve, Ratify and Confirm the New Financial
     Services Framework Agreement Dated 15 October 2012
     (the "new Financial Services Framework Agreement")
     Entered Into Between the Company and China Shipping
     Finance Company Limited and the Proposed Annual
     Caps for the Transactions Contemplated Thereunder;
     and to Authorise the Directors of the Company
     ("directors") to Exercise All Powers Which They
     Consider Necessary and Do Such Other Acts and
     Things and Execute Such Other Documents Which in
     Their Opinion May be Necessary Or Desirable to
     Implement the Transactions Contemplated Under the
     New Financial Services Framework Agreement          Management  For           Voted - Against
2    To Approve, Ratify and Confirm the New Services
     Agreement Dated 15 October 2012 (the "new Services
     Agreement") Entered Into Between the Company and
     China Shipping (group) Company and the Proposed
     Annual Caps for the Transactions Contemplated
     Thereunder; and to Authorise the Directors to
     Exercise All Powers Which They Consider Necessary
     and Do Such Other Acts and Things and Execute Such
     Other Documents Which in Their Opinion May be


324




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Necessary Or Desirable to Implement the
    Transactions Contemplated Under the New Services
    Agreement                                           Management  For           Voted - For
3   To Approve the Appointment of Mr. Ding Nong As an
    Executive Director of the Company and the Terms of
    the Service Contract of Mr. Ding Nong, Details of
    Which are Set Out in the Notice of the
    Extraordinary General Meeting and to Authorise Any
    Director to Make Any Further Amendments to Such
    Service Contract As He Sees Fit Or Desirable and
    Execute the Same on Behalf the Company              Management  For           Voted - Against
    Please Note That This is A Revision Due to Receipt
    of Additional Url Links. If-you Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form
    Unl-ess You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 29-May-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    186610 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn-20130412896.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0412/ltn-20130412892.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0513/ltn-20130513041.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0513/-ltn20130513017.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the 2012 Audited Financial
    Statements of the Company                           Management  For           Voted - For
2   To Consider and Approve the 2012 Report of the
    Board of Directors of the Company                   Management  For           Voted - For
3   To Consider and Approve the 2012 Report of the
    Supervisory Committee of the Company                Management  For           Voted - For
4   To Consider and Approve the Duty Performance Report
    of the Independent Non-executive Directors in 2012  Management  For           Voted - For
5   To Consider and Approve the 2012 Annual Report of
    the Company                                         Management  For           Voted - For
6   The Appointment of Mr. Han Jun As an Executive
    Director of the Company ("director") and the Terms
    of His Appointment, Details of Which are Set Out in
    the Circular of the Company Dated 13 April 2013, be
    and is Hereby Approved                              Management  For           Voted - For
7   The Appointment of Mr. Chen Jihong As A Supervisor
    of the Company ("supervisor") and the Terms of His
    Appointment, Details of Which are Set Out in the
    Circular of the Company Dated 13 April 2013, be and
    is Hereby Approved                                  Management  For           Voted - Against
8   To Consider and Approve the Remuneration and
    Allowances of the Directors, Supervisors and Senior


325




    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Management of the Company ("senior Management") for
    2013; the Total Remuneration of the Company's
    Directors, Supervisors and Senior Management
    Amounted to Rmb5,979,000 (including Tax) for the
    Year 2012. the Board and the Remuneration and
    Appraisal Committee of the Company Recommend the
    Remuneration Standards for the Senior Management in
    2013 To                                             Management  For           Voted - For
9   To Consider and Approve the Reappointment of Baker
    Tilly China Certified Public Accountants (as
    Specified) and Baker Tilly Hong Kong Limited
    Certified Public Accountants (as Specified) As the
    Domestic and International Auditors of the Company
    for 2013, Respectively, and Authorise the Board of
    Directors to Determine Their Remuneration           Management  For           Voted - For
10  To Consider and Resolve Not to Declare A Final
    Dividend for the Year 2012                          Management  For           Voted - For
11  To Consider and Approve the Proposed Amendments to
    Chapter 15 "accounting Regulation and Profit
    Distribution" of the Articles of Association of the
    Company                                             Management  For           Voted - For
12.A The Company's Non-wholly Owned Subsidiaries to
    Build Six Lng Carriers: to Approve, Ratify and
    Confirm the Shipbuilding Agreement Dated 28 April
    2013 (the "first Lng Agreement") Entered Into
    Between China Energy Aspiration Lng Shipping Co.,
    Limited (as Specified) As Purchaser with
    Hudong-zhonghua Shipbuilding (group) Co., Ltd. and
    China Shipbuilding Trading Company Limited As
    Vendors and the Transactions Contemplated
    Thereunder; and to Authorise the Directors of the
    Company ("directors") to Exercise All Powers Which
    They Consider Necessary and Do Such Other Acts and
    Things and Execute Such Other Documents Which in
    Their Opinion May be Necessary Or Desirable to
    Implement the Transactions Contemplated Under the
    First Lng Agreement                                 Management  For           Abstain
12.B The Company's Non-wholly Owned Subsidiaries to
    Build Six Lng Carriers: to Approve, Ratify and
    Confirm the Shipbuilding Agreement Dated 28 April
    2013 (the "second Lng Agreement") Entered Into
    Between China Energy Aurora Lng Shipping Co.,
    Limited (as Specified) As Purchaser with
    Hudong-zhonghua Shipbuilding (group) Co., Ltd. and
    China Shipbuilding Trading Company Limited As
    Vendors and the Transactions Contemplated
    Thereunder; and to Authorise the Directors to
    Exercise All Powers Which They Consider Necessary
    and Do Such Other Acts and Things and Execute Such
    Other Documents Which in Their Opinion Maybe
    Necessary Or Desirable to Implement the
    Transactions Contemplated Under the Second Lng
    Agreement                                           Management  For           Abstain
12.C The Company's Non-wholly Owned Subsidiaries to
    Build Six Lng Carriers: to Approve, Ratify and
    Confirm the Shipbuilding Agreement Dated 28 April


326




GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
2013 (the "third Lng Agreement") Entered Into
Between China Energy Glory Lng Shipping Co.,
Limited (as Specified) As Purchaser with
Hudong-zhonghua Shipbuilding (group) Co., Ltd. and
China Shipbuilding Trading Company                  Management  For           Abstain
12.D The Company's Non-wholly Owned Subsidiaries to
Build Six Lng Carriers: to Approve, Ratify and
Confirm the Shipbuilding Agreement Dated 28 April
2013 (the "fourth Lng Agreement") Entered Into
Between China Energy Hope Lng Shipping Co., Limited
(as Specified) As Purchaser with Hudong-zhonghua
Shipbuilding (group) Co., Ltd. and China
Shipbuilding Trading Company Limited As Vendors and
the Transactions Contemplated Thereunder; and to
Authorise the Directors to Exercise All Powers
Which They Consider Necessary and Do Such Other
Acts and Things and Execute Such Other Documents
Which in Their Opinion May be Necessary Or
Desirable to Implement the Transactions
Contemplated Under the Fourth Lng Agreement         Management  For           Abstain
12.E The Company's Non-wholly Owned Subsidiaries to
Build Six Lng Carriers: to Approve, Ratify and
Confirm the Shipbuilding Agreement Dated 28 April
2013 (the "fifth Lng Agreement") Entered Into
Between China Energy Peace Lng Shipping Co.,
Limited (as Specified) As Purchaser with
Hudong-zhonghua Shipbuilding (group) Co., Ltd. and
China Shipbuilding Trading Company Limited As
Vendors and the Transactions Contemplated
Thereunder; and to Authorise the Directors to
Exercise All Powers Which They Consider Necessary
and Do Such Other Acts and Things and Execute Such
Other Documents Which in Their Opinion May be
Necessary Or Desirable to Implement the
Transactions Contemplated Under the Fifth Lng
Agreement                                           Management  For           Abstain
12.F The Company's Non-wholly Owned Subsidiaries to
Build Six Lng Carriers: to Approve, Ratify and
Confirm the Shipbuilding Agreement Dated 28 April
2013 (the "sixth Lng Agreement") Entered Into
Between China Energy Pioneer Lng Shipping Co.,
Limited (as Specified) As Purchaser with
Hudong-zhonghua Shipbuilding (group) Co., Ltd. and
China Shipbuilding Trading Company Limited As
Vendors and the Transactions Contemplated
Thereunder; and to Authorise the Directors to
Exercise All Powers Which They Consider Necessary
and Do Such Other Acts and Things and Execute Such
Other Documents Which in Their Opinion May be
Necessary Or Desirable to Implement the
Transactions Contemplated Under the Sixth Lng
Agreement                                           Management  For           Abstain
12.G The Company's Non-wholly Owned Subsidiaries to
Build Six Lng Carriers: to Approve, Ratify and
Confirm the Six Vessel Sponsor Undertakings Dated
28 April 2013 ("vessel Sponsors' Undertakings")


327




    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Entered Into by the Company, Sinopec Kantons
    Holdings Limited and Mitsui O.s.k Lines, Ltd. As
    Sponsors and Sumitomo Mitsui Banking Corporation As
    Security Trustee and Facility Agent and the
    Transactions Contemplated Thereunder, and to
    Authorise the Directors to Exercise All Powers
    Which They Consider Necessary to Do Such Acts and
    Things and Execute Such Other Documents Which in
    Their Opinion May be Necessary Or Desirable to
    Implement the Transactions Contemplated Under the
    Vessel Sponsors' Undertakings                       Management  For           Abstain
13.A Guarantee Provided by China Shipping Development
    (hong Kong) Marine Co., Limited ("csd Hk") to China
    Shipping (singapore) Petroleum Pte. Ltd.: to
    Approve and Confirm the Guarantee Letter to be
    Issued by Csd Hk to Royal Dutch Shell PLC. ("shell
    Guarantee Letter") in Relation to A Guarantee
    Provided by Csd Hk to China Shipping (singapore)
    Petroleum Pte. Ltd to Obtain A Credit Facility in
    the Amount of Usd 1,000,000 and the Transactions
    Contemplated Thereunder, and to Authorise the
    Directors to Exercise All Powers Which They
    Consider Necessary to Do Such Acts and Things and
    Execute Such Other Documents Which in Their Opinion
    May be Necessary Or Desirable to Implement the
    Transactions Contemplated Under the Shell Guarantee
    Letter                                              Management  For           Voted - For
13.B Guarantee Provided by China Shipping Development
    (hong Kong) Marine Co., Limited ("csd Hk") to China
    Shipping (singapore) Petroleum Pte. Ltd.: to
    Approve and Confirm the Guarantee Letter to be
    Issued by Csd Hk to British Petroleum PLC. ("bp
    Guarantee Letter") in Relation to A Guarantee
    Provided by Csd Hk to China Shipping (singapore)
    Petroleum Pte. Ltd to Obtain A Credit Facility in
    the Amount of Usd 1,500,000 and the Transactions
    Contemplated Thereunder, and to Authorise the
    Directors to Exercise All Powers Which They
    Consider Necessary to Do Such Acts and Things and
    Execute Such Other Documents Which in Their Opinion
    May be Necessary Or Desirable to Implement the
    Transactions Contemplated Under the Bp Guarantee
    Letter                                              Management  For           Voted - For
14  To Approve the Appointment of Ms. Su Min As an
    Executive Director and the Terms of Her Appointment Management  For           Voted - For
15  To Approve the Appointment of Mr. Huang Xiaowen As
    an Executive Director and the Terms of His
    Appointment                                         Management  For           Voted - For
16  To Approve the Appointment of Mr. Lin Junlai As an
    Independent Non-executive Director of the Company
    and the Terms of His Appointment                    Management  For           Voted - For


328




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA ZHONGWANG HOLDINGS LTD
CUSIP: G215AT102
Meeting Date: 15-May-13 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions. Thank
      You.                                                Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0415/ltn20130415081.pdf,-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0415/ltn20130415067.pdf                        Non-Voting                Non-Voting
1     To Receive and Approve the Audited Consolidated
      Financial Statements and the Reports of the
      Directors and the Independent Auditor for the Year
      Ended 31 December 2012                              Management  For           Voted - For
2.i.a To Re-elect Mr. Liu Zhongtian As an Executive
      Director of the Company                             Management  For           Voted - Against
2.i.b To Re-elect Mr. Lu Changqing As an Executive
      Director of the Company                             Management  For           Voted - Against
2.i.c To Re-elect Mr. Chen Yan As an Executive Director
      of the Company                                      Management  For           Voted - Against
2.ii  To Authorise the Board of Directors of the Company
      to Fix the Remuneration of the Directors            Management  For           Voted - For
3     To Re-appoint KPMG As Auditor of the Company and
      Its Subsidiaries and to Authorise the Board of
      Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
4.A   To Grant A General Mandate to the Directors of the
      Company to Allot, Issue and Deal with the Shares of
      the Company in Accordance with Ordinary Resolution
      Number 4(a) As Set Out in the Notice of Annual
      General Meeting                                     Management  For           Voted - Against
4.B   To Grant A General Mandate to the Directors to
      Repurchase the Shares of the Company in Accordance
      with Ordinary Resolution Number 4(b) As Set Out in
      the Notice of Annual General Meeting                Management  For           Voted - For
4.C   Conditional Upon Passing of Ordinary Resolutions
      Number 4(a) and 4(b), to Extend the General Mandate
      Granted to the Directors of the Company to Allot,
      Issue and Deal with Additional Shares by the Number
      of Shares Repurchased in Accordance with Ordinary
      Resolution Number 4(c) As Set Out in the Notice of
      Annual General Meeting                              Management  For           Voted - Against
CITIC RESOURCES HOLDINGS LTD
CUSIP: G2155Y107
Meeting Date: 28-Jun-13 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions. Thank
      You.                                                Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-


329




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn201304021428.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn201304021416.pdf                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Report of the Directors and the
    Independent Auditors' Report for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2a  To Re-elect Mr. Zeng Chen As Director               Management  For           Voted - Against
2b  To Re-elect Mr. Qiu Yiyong As Director              Management  For           Voted - Against
2c  To Re-elect Mr. Wong Kim Yin As Director            Management  For           Voted - Against
2d  To Re-elect Mr. Zhang Jijing As Director            Management  For           Voted - Against
2e  To Re-elect Mr. Hu Weiping As Director              Management  For           Voted - For
2f  To Authorise the Board of Directors to Fix the
    Directors' Remuneration                             Management  For           Voted - For
3   To Re-appoint Ernst & Young As Auditors and
    Authorise the Board of Directors to Fix the
    Auditors' Remuneration                              Management  For           Voted - For
4A  To Grant A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
4B  To Grant A General Mandate to the Directors to
    Issue New Shares of the Company                     Management  For           Voted - Against
4C  To Increase the General Mandate to be Given to the
    Directors to Issue New Shares of the Company        Management  For           Voted - Against
5A  To Amend the Bye-laws of the Company                Management  For           Voted - For
5B  To Adopt New Bye-laws of the Company                Management  For           Voted - For
CSR CORPORATION LTD
CUSIP: Y1822T103
Meeting Date: 12-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    125038 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1026/l-tn20121026477.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0925/l-tn20120925469.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/102-6/ltn20121026487.pdf                       Non-Voting                Non-Voting
1   That (a) to Authorise the Company to Issue Debt
    Financing Instruments Denominated in Rmb in
    Accordance with the Plan Set Out Below: the
    Categories of the Debt Financing Instruments
    Denominated in Rmb (hereafter As the "debentures")
    Proposed to be Issued Include Corporate Bonds,
    Ultra-short-term Debentures, Short-term Debentures
    And/or Medium-term Notes, with the Total
    Outstanding Repayment Amount Not Exceeding an


330




      GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Aggregate of Rmb15 Billion. (b) to Authorise the
      Company to Issue Debt Financing Instruments
      Denominated in Rmb in Accordance with the Following
      Principal Terms: (1) Issuer: the Company. (2) Size
      of Issue: the Specific Size of Issue Will be
      Determined in Line with the Capital Requirements
      and Market Conditions, with the Total Outstanding
      Repayment Amount of the Debentures Not Exceeding an
      Aggregate of Rmb15 Billion, Provided That
      Requirements of Relevant Laws and Regulations and
      Regulatory Documents are Complied With. (3) Term(s)
      and Category(ies): the Debentures Shall Have A Term
      Not Exceeding 10 Years and Can Take the Form of
      Single Term Debenture Or A Combination of Multiple
      Categories with Different Terms. the Specific
      Composition of Such Terms and the Issue Size of
      Each Category with A Specific Term Will be
      Determined in Accordance with Relevant Requirements
      and the Market Conditions, and the Issue Size of
      Each Category of Debentures Shall Not Exceed the
      Limit Applicable to the Issue of Such Category of
      Debentures by the Company in Accordance with
      Relevant Requirements of the State. (4) Use of
      Proceeds: the Proceeds to be Raised from Such Issue
      Will Be                                             Management  For           Voted - For
2.i   To Consider and Approve the Resolution in Relation
      to the Amendments to the Articles of Association
      and That the Board Committee, Comprising the
      Chairman and the President, be Authorised to Make
      Necessary and Appropriate Amendments to the
      Articles of Association in Accordance with the
      Requirements Raised by the Relevant Regulatory
      Authorities from Time to Time in the Subsequent
      Approval Process of the Articles of Association
      After the Amendments to the Articles Below are
      Considered and Approved at the Egm: Amendments to
      Articles Regarding Profit Distribution in the
      Articles of Association                             Management  For           Voted - For
2.ii  To Consider and Approve the Resolution in Relation
      to the Amendments to the Articles of Association
      and That the Board Committee, Comprising the
      Chairman and the President, be Authorised to Make
      Necessary and Appropriate Amendments to the
      Articles of Association in Accordance with the
      Requirements Raised by the Relevant Regulatory
      Authorities from Time to Time in the Subsequent
      Approval Process of the Articles of Association
      After the Amendments to the Articles Below are
      Considered and Approved at the Egm: Amendments to
      Articles Regarding Expansion of the Management of
      the Company in the Articles of Association          Management  For           Voted - For
2.iii To Consider and Approve the Resolution in Relation
      to the Amendments to the Articles of Association
      and That the Board Committee, Comprising the
      Chairman and the President, be Authorised to Make
      Necessary and Appropriate Amendments to the


331




                         GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Articles of Association in Accordance with the
     Requirements Raised by the Relevant Regulatory
     Authorities from Time to Time in the Subsequent
     Approval Process of the Articles of Association
     After the Amendments to the Articles Below are
     Considered and Approved at the Egm: Amendments to
     Articles Regarding Corporate Governance in the
     Articles of Association                             Management  For           Voted - For
2.iv To Consider and Approve the Resolution in Relation
     to the Amendments to the Articles of Association
     and That the Board Committee, Comprising the
     Chairman and the President, be Authorised to Make
     Necessary and Appropriate Amendments to the
     Articles of Association in Accordance with the
     Requirements Raised by the Relevant Regulatory
     Authorities from Time to Time in the Subsequent     Management  For           Voted - For
3    To Consider and Approve the Resolution in Relation
     to Consideration of the Shareholders' Return Plan
     for the Next Three Years                            Management  For           Voted - For
4    To Consider and Approve the Resolution in Relation
     to the Amendments to the Rules of Procedure for
     General Meetings                                    Management  For           Voted - For
5    To Consider and Approve the Resolution in Relation
     to the Amendments to the Rules of Procedure for the
     Board                                               Management  For           Voted - For
6    To Consider and Approve the Resolution in Relation
     to the Amendments to the Management Rules on
     External Guarantees                                 Management  For           Voted - For
7    To Consider and Approve the Resolution in Relation
     to the Further Utilisation of an Aggregate of No
     More Than Rmb3.658 Billion Out of the Proceeds to
     Temporarily Supplement Working Capital              Management  For           Voted - For
8    To Consider and Approve the Resolution in Relation
     to the Election of Mr. Chen Dayang As an Executive
     Director of the Company                             Management  For           Voted - For
Meeting Date: 30-May-13  Meeting Type: Annual General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0411/ltn20130411769.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0411/ltn20130411724.pdf                        Non-Voting                Non-Voting
1    To Consider and Approve the 2012 Work Report of the
     Board of the Company                                Management  For           Voted - For
2    To Consider and Approve the 2012 Work Report of the
     Supervisory Committee of the Company                Management  For           Voted - For
3    To Consider and Approve the Resolution in Relation
     to the 2012 Final Accounts of the Company           Management  For           Voted - For
4    To Consider and Approve the Resolution in Relation
     to the 2012 Profit Distribution Plan of the Company Management  For           Voted - For
5    To Consider and Approve the Resolution in Relation
     to the Arrangement of Guarantees by the Company and
     Its Subsidiaries for 2013                           Management  For           Voted - For
                                                         332





                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Consider and Approve the Resolution in Relation
    to the Matters Regarding the A Share Connected
    Transactions of the Company for 2013                Management  For           Voted - For
7   To Consider and Approve the Resolution in Relation
    to the Remuneration and Welfare of the Directors
    and Supervisors of the Company for 2012             Management  For           Voted - For
8   To Consider and Approve Re-appointment of Auditors
    for Financial Reports and Internal Control for 2013
    and the Bases for Determination of Their
    Remuneration                                        Management  For           Voted - For
9   To Consider and Approve the Resolution in Relation
    to the Issue of Debt Financing Instruments
    Denominated in Rmb                                  Management  For           Voted - For
10  To Consider and Approve the Resolution in Relation
    to the Authorization of A General Mandate to the
    Board of the Company to Issue New A Shares and H
    Shares of the Company                               Management  For           Voted - Against
DONGFANG ELECTRIC CORPORATION LTD
CUSIP: Y20958107
Meeting Date: 14-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1026/ltn20121026561.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1026/ltn20121026555.pdf                        Non-Voting                Non-Voting
S.1 To Consider and Approve the "h Share Appreciation
    Rights Scheme of Dongfang Electric Corporation
    Limited"                                            Management  For           Voted - For
S.2 To Consider and Approve the "grant of Authority to
    the Board of Directors to Deal with the Relevant
    Matters of H Share Appreciation Rights Scheme"      Management  For           Voted - For
S.3.1 Resolution in Relation to the Proposed Amendments
    to the Articles of Association: Amendment of
    Article 191 of the Articles of Association          Management  For           Voted - For
S.3.2 Resolution in Relation to the Proposed Amendments
    to the Articles of Association: Amendment of
    Article 198 of the Articles of Association          Management  For           Voted - For
S.3.3 Resolution in Relation to the Proposed Amendments
    to the Articles of Association: Amendment of
    Article 124 of the Articles of Association          Management  For           Voted - For
S.3.4 Resolution in Relation to the Proposed Amendments
    to the Articles of Association: Authorisation to
    the Board to Deal With, in Its Absolute Discretion,
    All Matters Relating to the Proposed Amendments to
    the Articles of Association                         Management  For           Voted - For
O.1 To Consider and Approve the Proposal in Relation to
    the Purchase of Liability Insurance for Directors,
    Supervisors and Senior Management of the Company    Management  For           Abstain
                                                        333





                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 24-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn201304021733.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0402/ltn201304021717.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors (the "board") of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee (the "supervisory Committee")
    of the Company for the Year Ended 31 December 2012  Management  For           Voted - For
3   To Consider and Approve the Proposal for the
    Distribution of Profits After Tax for the Year
    Ended 31 December 2012, Including the Proposal for
    the Declaration and Payment of Final Dividend for
    the Year Ended 31 December 2012                     Management  For           Voted - For
4   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries for the Year Ended 31 December 2012    Management  For           Voted - For
5   To Consider and Approve the Re-appointment of
    Shinewing Certified Public Accountants (special
    General Partnership) As the Auditors of the Company
    Auditing the Company's Financial Statements for the
    Year 2013 and Authorize the Board to Determine Its
    Remuneration                                        Management  For           Voted - For
S.1 To Grant A General Mandate to the Directors of the
    Company to Allot and Issue New Shares               Management  For           Voted - Against
FIRST TRACTOR CO LTD
CUSIP: Y25714109
Meeting Date: 09-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All
    Resolutions.thank You.                              Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0921/ltn20120921544.pdf-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0921/ltn20120921554.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Resolution of Provision
    of External Guarantee by First Tractor Company
    Limited. (provided That the Relevant Requirements
    of the Csrc, Relevant Requirements of the Hong Kong
    Listing Rules (including But Not Limited to
    Chapters 14 and 14a) and Other Relevant
    Requirements are Complied With, the Company be
    Hereby Approved to Provide Guarantee for the
    Lessees and Purchasers Under the Financial Lease
    and Buyer Credit Businesses of the Company for
    Agricultural Machines Such As Large Or Medium Sized
                                                        334





    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Tractors with an Amount of Not More Than Rmb120
    Million; the Validity Period of the Aforesaid
    Guarantee is from 9 November 2012 to 31 December
    2013. the Chairman of the Board of the Company be
    Hereby Authorized to Approve the Contents of the
    Guarantee Agreements and Any Other Relevant Matters
    Such As Their Signing and Execution During the
    Validity Period of the Guarantee.)                  Management  For           Voted - For
2.1 Issue Size of the Corporate Bonds: the Company
    Proposes to Issue the Corporate Bonds with an
    Aggregate Principal Amount of Not More Than
    Rmb1,500,000,000 (inclusive of Rmb1,500,000,000) in
    the Prc. the Board Or Such Persons As Authorized by
    the Board Shall be Granted the Authority to
    Determine the Specific Issue Size in Respect of the
    Issue of Corporate Bonds in Accordance with the
    Capital Needs of the Company and Market Conditions
    at the Time of Issue Within the Aforesaid Scope     Management  For           Voted - For
2.2 Coupon Rate and Way of Determination: the Board Or
    Such Persons As Authorized by the Board Shall be
    Granted the Authority to Determine the Coupon Rate
    of the Corporate Bonds, and Such Determination
    Shall be Made Together with the Sponsor (the Lead
    Underwriter) After Taking Into Account the Relevant
    National Regulations of the Prc and the Market
    Conditions at the Time of Issue and After Reporting
    to the Regulatory Authorities                       Management  For           Voted - For
2.3 Arrangement for Placement to the Shareholders: the
    Corporate Bonds Will Not be Preferentially Placed
    to the Shareholders of the Company, Nor Will They
    be Offered to the Public in Hong Kong               Management  For           Voted - For
2.4 Maturity of the Corporate Bonds: the Maturity of
    the Corporate Bonds Shall Not Exceed 5 Years
    (inclusive of 5 Years). the Corporate Bonds Can be
    with Single Maturity Period Or with Various
    Maturity Periods. the Board Or Such Persons As
    Authorized by the Board Shall be Granted the
    Authority to Determine the Specific Maturity
    Structure of the Corporate Bonds and the Offer Size
    for Corporate Bonds with Different Maturity
    Structure in Accordance with the Relevant
    Regulations, the Company's Capital Needs and the
    Market Conditions at the Time of Issue              Management  For           Voted - For
2.5 Use of Proceeds: the Proceeds from the Issue of
    Corporate Bonds are Intended to be Used to
    Replenish the Company's Working Capital and Repay
    Bank Loans                                          Management  For           Voted - For
2.6 Validity Period of the Resolution in Respect of the
    Issue of Corporate Bonds: the Resolution in Respect
    of the Issue of Corporate Bonds Shall be Valid for
    24 Months from the Date of Approval at the Egm      Management  For           Voted - For
2.7 Safeguard Measures for Debt Repayment: the Company
    Shall at Least Adopt the Following Safeguard
    Measures If It is Expected That the Principal and
    Interest of the Corporate Bonds Cannot be Repaid on


335




GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
Schedule Or the Principal and Interest of the
Corporate Bonds Cannot be Repaid When Due- (i) No
Profit Shall be Distributed to the Shareholders;
(ii) the Implementation of Capital Expenditure
Projects Such As Major External Investments,
Acquisitions and Mergers Shall be Temporarily
Suspended; (iii) Wages and Bonus Payable to the
Directors and Senior Management Shall be Adjusted
and Reduced Or Suspended; (iv) the Main Responsible
Person(s) Shall Not be Relocated                       Management  For           Voted - For
2.8 Matters to be Authorized to the Board: in Order to
Effectively and Orderly Complete the Relevant Works
in Connection with the Issue of Corporate Bonds,
the Company Shall, in Accordance with the Company
Laws, Securities Law and Pilot Rules on the
Issuance of Corporate Bonds of the Prc As Well As
the Articles of Association, Propose to the Egm to
Authorize the Board Or Such Persons As Authorized
by the Board to Handle All Matters in Relation to
the Issue of Corporate Bonds at Their Full
Discretion, in Accordance with the Company's
Specific Needs                                         Management  For           Voted - For
Contd in Relation to the Terms of the Issue Such As
the Issue Size, Maturity-of the Corporate Bonds,
Coupon Rate of the Corporate Bonds and Its Way
Of-determination, Timing of the Issue, Whether the
Bonds Will be Issued In-tranches and Number of
Tranches, Whether the Repurchase Terms Or
Redemption-terms Will be Set, Guarantee, Maturity
and Ways of Repayment of Principal And- Interest,
Place of Listing, and the Determination of the
Specific Use Of-proceeds; (ii) Appoint
Intermediaries to Handle the Reporting Matters In-
Respect of the Issue of Corporate Bonds; (iii)
Select the Custodian of The-corporate Bonds,
Execute the Corporate Bonds Custody Management
Agreement And-formulate the Rules of Procedures for
the Meetings of Holders of Corporate-bonds; (iv)
Sign, Execute and Amend the Contracts, Agreements
and Documents-in Contd                                 Non-Voting                Non-Voting
Contd Relation to the Issue of Corporate Bonds, and
Make Relevant Information-disclosure in Accordance
with the Laws, Regulations and Other
Regulatory-documents; (v) Handle Matters in
Relation to the Listing of the Corporate-bonds
Issued Upon Completion of the Issue of Corporate
Bonds; (vi) in The-event of Change in the Policies
of the Relevant Regulatory Authorities-concerning
Issue of Corporate Bonds Or Change in the Market
Conditions, Other-than Matters Which are Required
to be Put to Vote Again by the Shareholders-at the
General Meeting Pursuant to the Relevant Laws,
Regulations and The-articles of Association,
Authorize the Board Or Such Persons As Authorized
By-the Board to Make Corresponding Adjustments to
the Matters in Relation to The-plan of the Issue of


336




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Corporate Bonds Based on the Opinions of the
    Regulatory-contd                                    Non-Voting                Non-Voting
    Contd Authorities; (vii) Handle Other Matters in
    Relation to the Issue Of-corporate Bonds and Its
    Listing; and (viii) Such Authorization Shall Be-
    Effective from the Date of Approval at the Egm to
    the Date of Completion Of-the Above Authorized
    Matters                                             Non-Voting                Non-Voting
Meeting Date: 20-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    137218 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1030/ltn20121030033.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1030/ltn20121030043.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1030/ltn20121030039.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1203/ltn201212031589.pdf,-and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1203/ltn201212031585-.pdf                    Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Approve and Confirm the Material Procurement
    Agreement (a Copy of Which Has Been Produced to the
    Egm Marked "1" and Signed by the Chairman of the
    Egm for the Purpose of Identification), the Terms
    and Conditions Thereof, Its Proposed Annual Cap
    Amounts, the Transaction Contemplated Thereunder
    and the Implementation Thereof                      Management  For           Voted - For
2   To Approve and Confirm the Composite Services
    Agreement (a Copy of Which Has Been Produced to the
    Egm Marked "2" and Signed by the Chairman of the
    Egm for the Purpose of Identification), the Terms
    and Conditions Thereof, Its Proposed Annual Cap
    Amounts, the Transaction Contemplated Thereunder
    and the Implementation Thereof                      Management  For           Voted - For
3   To Approve and Confirm the Energy Procurement
    Agreement (a Copy of Which Has Been Produced to the
    Egm Marked "3" and Signed by the Chairman of the
    Egm for the Purpose of Identification), the Terms
    and Conditions Thereof, Its Proposed Annual Cap
    Amounts, the Transaction Contemplated Thereunder
    and the Implementation Thereof                      Management  For           Voted - For
4   To Approve and Confirm the Loan Service Agreement
    (a Copy of Which Has Been Produced to the Egm
    Marked "4" and Signed by the Chairman of the Egm
    for the Purpose of Identification), the Terms and
    Conditions Thereof, Its Proposed Annual Cap


337




    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Amounts, the Transaction Contemplated Thereunder
    and the Implementation Thereof                      Management  For           Voted - For
5   To Approve and Confirm the Bills Discounting
    Service Agreement (a Copy of Which Has Been
    Produced to the Egm Marked "5" and Signed by the
    Chairman of the Egm for the Purpose of
    Identification), the Terms and Conditions Thereof,
    Its Proposed Annual Cap Amounts, the Transaction
    Contemplated Thereunder and the Implementation
    Thereof                                             Management  For           Voted - For
6   To Approve and Confirm the Bills Acceptance Service
    Agreement (a Copy of Which Has Been Produced to the
    Egm Marked "6" and Signed by the Chairman of the
    Egm for the Purpose of Identification), the Terms
    and Conditions Thereof, Its Proposed Annual Cap
    Amounts, the Transaction Contemplated Thereunder
    and the Implementation Thereof                      Management  For           Voted - For
7   To Approve and Confirm the Sale of Goods Agreement
    (a Copy of Which Has Been Produced to the Egm
    Marked "7" and Signed by the Chairman of the Egm
    for the Purpose of Identification), the Terms and
    Conditions Thereof, Its Proposed Annual Cap
    Amounts, the Transaction Contemplated Thereunder
    and the Implementation Thereof                      Management  For           Voted - For
8   To Approve and Confirm the Properties Lease
    Agreement (a Copy of Which Has Been Produced to the
    Egm Marked "8" and Signed by the Chairman of the
    Egm for the Purpose of Identification), the Terms
    and Conditions Thereof, Its Proposed Annual Cap
    Amounts, the Transaction Contemplated Thereunder
    and the Implementation Thereof                      Management  For           Voted - For
9   To Approve and Confirm the Land Lease Agreement (a
    Copy of Which Has Been Produced to the Egm Marked
    "9" and Signed by the Chairman of the Egm for the
    Purpose of Identification), the Terms and
    Conditions Thereof, Its Proposed Annual Cap
    Amounts, the Transaction Contemplated Thereunder
    and the Implementation Thereof                      Management  For           Voted - For
10  To Approve and Confirm the Technology Services
    Agreement (a Copy of Which Has Been Produced to the
    Egm Marked "10" and Signed by the Chairman of the
    Egm for the Purpose of Identification), the Terms
    and Conditions Thereof, Its Proposed Annual Cap
    Amounts, the Transaction Contemplated Thereunder
    and the Implementation Thereof                      Management  For           Voted - For
11  To Approve and Confirm the Deposit Service
    Agreement (a Copy of Which Has Been Produced to the
    Egm Marked "11" and Signed by the Chairman of the
    Egm for the Purpose of Identification), the Terms
    and Conditions Thereof, the Transaction
    Contemplated Thereunder and the Implementation
    Thereof                                             Management  For           Voted - Against
12  To Approve, Ratify and Confirm Any One of the
    Directors for and on Behalf of the Company, Among
    Other Matters, to Sign, Execute, Perfect, Deliver


338




    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Or to Authorize Signing, Executing, Perfecting and
    Delivering All Such Documents and Deeds, to Do Or
    Authorize Doing All Such Acts, Matters and Things
    As They May in Their Discretion Consider Necessary,
    Expedient Or Desirable to Give Effect to and
    Implement the Material Procurement Agreement,
    Composite Services Agreement, Energy Procurement
    Agreement, Loan Service Agreement, Bills
    Discounting Service Agreement, Bills Acceptance
    Service Agreement, Sale of Goods Agreement,
    Properties Lease Agreement, Land Lease Agreement,
    Technology Services Agreement and Deposit Service
    Agreement (together the "new Agreements") and to
    Waive Compliance from Or Make and Agree Such
    Variations of A Non-material Nature to Any of the
    Terms of the New Agreements That May in Their
    Discretion Consider to be Desirable and in the
    Interest of the Company and All the Directors' Acts
    As Aforesaid                                        Management  For           Voted - For
13  To Consider and Approve the Appointment of Mr. Zhao
    Yanshui to be the Director of the Sixth Board for A
    Term of Three Years from 20 December 2012 to 19
    December 2015                                       Management  For           Voted - For
14  To Consider and Approve the Appointment of Mr. Su
    Weike to be the Director of the Sixth Board for A
    Term of Three Years from 20 December 2012 to 19
    December 2015                                       Management  For           Voted - For
15  To Consider and Approve the Appointment of Mr. Yan
    Linjiao to be the Director of the Sixth Board for A
    Term of Three Years from 20 December 2012 to 19
    December 2015                                       Management  For           Voted - For
16  To Consider and Approve the Appointment of Mr. Guo
    Zhiqiang to be the Director of the Sixth Board for
    A Term of Three Years from 20 December 2012 to 19
    December 2015                                       Management  For           Voted - For
17  To Consider and Approve the Appointment of Ms. Dong
    Jianhong to be the Director of the Sixth Board for
    A Term of Three Years from 20 December 2012 to 19
    December 2015                                       Management  For           Voted - For
18  To Consider and Approve the Appointment of Mr. Qu
    Dawei to be the Director of the Sixth Board for A
    Term of Three Years from 20 December 2012 to 19
    December 2015                                       Management  For           Voted - For
19  To Consider and Approve the Appointment of Mr. Liu
    Jiguo to be the Director of the Sixth Board for A
    Term of Three Years from 20 December 2012 to 19
    December 2015                                       Management  For           Voted - For
20  To Consider and Approve the Appointment of Mr. Wu
    Yong to be the Director of the Sixth Board for A
    Term of Three Years from 20 December 2012 to 19
    December 2015                                       Management  For           Voted - For
21  To Consider and Approve the Appointment of Mr. Hong
    Xianguo to be the Independent Non- Executive
    Director of the Sixth Board for A Term of Three
    Years from 20 December 2012 to 19 December 2015     Management  For           Voted - For
                                                        339





    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
22  To Consider and Approve the Appointment of Mr.
    Zhang Qiusheng to be the Independent Non- Executive
    Director of the Sixth Board for A Term of Three
    Years from 20 December 2012 to 19 December 2015     Management  For           Voted - For
23  To Consider and Approve the Appointment of Mr. Xing
    Min to be the Independent Non-executive Director of
    the Sixth Board for A Term of Three Years from 20
    December 2012 to 19 December 2015                   Management  For           Voted - For
24  To Consider and Approve the Appointment of Mr. Wu
    Tak Lung to be the Independent Non- Executive
    Director of the Sixth Board for A Term of Three
    Years from 20 December 2012 to 19 December 2015     Management  For           Voted - For
25  To Consider and Approve the Appointment of Mr. Li
    Pingan to be the Supervisor (non Staff
    Representative Supervisor) of the Sixth Supervisory
    Committee for A Term of Three Years from 20
    December 2012 to 19 December 2015                   Management  For           Voted - For
26  To Consider and Approve the Appointment of Mr. Xu
    Shidong to be the Supervisor (non Staff
    Representative Supervisor) of the Sixth Supervisory
    Committee for A Term of Three Years from 20
    December 2012 to 19 December 2015                   Management  For           Voted - For
27  To Consider and Approve the Appointment of Mr. Wang
    Yong to be the Supervisor (non Staff Representative
    Supervisor) of the Sixth Supervisory Committee for
    A Term of Three Years from 20 December 2012 to 19
    December 2015                                       Management  For           Voted - For
28  To Consider and Approve the Appointment of Mr.
    Huang Ping to be the Supervisor (non Staff
    Representative Supervisor) of the Sixth Supervisory
    Committee for A Term of Three Years from 20
    December 2012 to 19 December 2015                   Management  For           Voted - For
29  To Consider and Approve the Remuneration Proposals
    for the Directors of the Sixth Board and
    Supervisors of the Sixth Supervisory Committee      Management  For           Voted - For
30  To Consider and Approve the Remuneration Proposals
    for the Extended Service of the Directors of the
    Fifth Board and Supervisors of the Fifth
    Supervisory Committee                               Management  For           Voted - For
31  To Consider and Approve the Purchase of Directors'
    Liabilities Insurance for the Directors,
    Supervisors and Senior Management Officers of the
    Company Underwritten by Huatai Property Insurance
    Company Limited with Insurance Coverage of
    Rmb30,000,000 and A Premium of Rmb72,000            Management  For           Voted - For
32  To Approve and Confirm the Yto Flag Agreement (copy
    of Which Has Been Produced to the Egm Marked "12"
    and Signed by the Chairman of the Egm for the
    Purpose of Identification), the Terms and
    Conditions Thereof, the Transaction Contemplated
    Thereunder and the Implementation Thereof           Management  For           Voted - For
33  To Approve and Confirm the Yto Foundry Agreement
    (copy of Which Has Been Produced to the Egm Marked
    "13" and Signed by the Chairman of the Egm for the
    Purpose of Identification), the Terms and


340




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Conditions Thereof, the Transaction Contemplated
    Thereunder and the Implementation Thereof           Management  For           Voted - For
34  To Approve and Confirm the Yto Axle Agreement (copy
    of Which Has Been Produced to the Egm Marked "14"
    and Signed by the Chairman of the Egm for the
    Purpose of Identification), the Terms and
    Conditions Thereof, the Transaction Contemplated
    Thereunder and the Implementation Thereof           Management  For           Voted - For
35  To Approve, Ratify and Confirm Any One of the
    Directors for and on Behalf of the Company, Among
    Other Matters, to Sign, Execute, Perfect, Deliver
    Or to Authorize Signing, Executing, Perfecting and
    Delivering All Such Documents and Deeds, to Do Or
    Authorize Doing All Such Acts, Matters and Things
    As They May in Their Discretion Consider Necessary,
    Expedient Or Desirable to Give Effect to and
    Implement the Yto Flag Agreement, Yto Foundry
    Agreement and Yto Axle Agreement                    Management  For           Voted - For
Meeting Date: 18-Feb-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1221/ltn20121221710.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1221/ltn20121221693.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Resolution in Relation
    to Provision of Guarantees for the Agricultural
    Machines Dealers Under the Trade Finance Business
    by the Company. (provided That the Relevant
    Requirements of the Rules Governing the Listing of
    Stocks on Shanghai Stock Exchange, Relevant
    Requirements of the Rules Governing the Listing of
    Securities on the Stock Exchange of Hong Kong
    Limited (including But Not Limited to Chapters 14
    and 14a) and Other Relevant Requirements are
    Complied With, the Company be Hereby Approved to
    Provide Guarantees for the Agricultural Machines
    Dealers Under the Trade Finance Business with A
    Total Amount of Not More Than Rmb1,106 Million; the
    Validity Period of the Aforesaid Guarantees is from
    18 February 2013 to the Date of Convening the 2013
    Annual General Meeting of the Company)              Management  For           Voted - For
2   To Consider and Approve the Resolution in Relation
    to Provision of Guarantees by the Company in
    Relation to the Financing Provided by Financial
    Institutions to the Company's Subsidiary, Yto
    (luoyang) Forklift Company Limited. (provided That
    the Relevant Requirements of the Rules Governing
    the Listing of Stocks on Shanghai Stock Exchange,
    Relevant Requirements of the Rules Governing the
    Listing of Securities on the Stock Exchange of Hong
    Kong Limited (including But Not Limited to Chapters
    14 and 14a) and Other Relevant Requirements are
    Complied With, the Company be Hereby Approved to
    Provide Guarantees in Relation to the Financing


341




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Provided by Financial Institutions to the Company's
    Subsidiary, Yto (luoyang) Forklift Company Limited,
    with A Total Amount of Not More Than Rmb5 Million;
    the Validity Period of the Aforesaid Guarantees is
    from 18 February 2013 to the Date of Convening the
    2013 Annual General Meeting of the Company)         Management  For           Voted - For
Meeting Date: 30-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0411/ltn20130411444.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0411/ltn20130411384.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board
    (the "board") of Directors (the "directors") of the
    Company for the Year 2012                           Management  For           Voted - For
2   To Consider and Approve the Report of the Board of
    Supervisors of the Company for the Year 2012        Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Report of the Company for the Year 2012             Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Proposal of the Company for the Year Ended 31
    December 2012. in Accordance with the Profit
    Distribution Policy of the Articles of Association
    of the Company, the Board Recommends the Following
    Profit Distribution Proposal for 2012: A Cash
    Dividend of Rmb1.00 (tax Inclusive) for Every Ten
    Shares on the Basis of the Total Share Capital of
    the Company of 995,900,000 Shares As at 31 December
    2012                                                Management  For           Voted - For
5   To Consider and Approve the Re-appointment of Baker
    Tilly China Certified Public Accountants and Baker
    Tilly Hong Kong Limited As the Prc and Hong Kong
    Auditors of the Company Respectively for the Year
    2013, and to Authorize the Board to Decide Their
    Remunerations in the Total Amount of No More Than
    Rmb2,500,000                                        Management  For           Voted - For
6   To Consider and Approve the Resolution in Relation
    to Provision of Guarantees for the Mining Trucks
    Lessees/borrowers Under the Finance Lease and
    Buyer's Credit Business by the Company. (provided
    That the Relevant Requirements of the Rules
    Governing the Listing of Stocks on Shanghai Stock
    Exchange, Relevant Requirements of the Rules
    Governing the Listing of Securities on the Stock
    Exchange of Hong Kong Limited (the "listing Rules")
    (including But Not Limited to Chapters 14 and 14a)
    and Other Relevant Requirements are Complied With,
    the Company be Hereby Approved to Provide
    Guarantees for the Mining Trucks Lessees/borrowers
    Under the Finance Lease and Buyer's Credit Business
    with A Total Amount of Not More Than Rmb230
    Million, Among Which the Guarantee Amount to be
    Provided for the Lessees Under the Finance Lease
    Business Contd                                      Management  For           Voted - For


342




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Contd Shall Not be More Than Rmb130 Million, While
    the Guarantee Amount to Be-provided for the
    Borrowers Under the Buyer's Credit Business Shall
    Not Be-more Than Rmb100 Million. the Validity
    Period of the Aforesaid Guarantees Is-from 30 May
    2013 to the Date of Convening the 2013 Annual
    General Meeting Of-the Company.)                    Non-Voting                Non-Voting
GUANGSHEN RAILWAY CO LTD
CUSIP: Y2930P108
Meeting Date: 27-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0810/ltn20120810199.pdf                      Non-Voting                Non-Voting
    Please Note That the Proxy Form is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0810/ltn20120810209.pdf                        Non-Voting                Non-Voting
1   To Review and Approve the Proposed Amendments to
    the Articles of Association of the Company (details
    As Set Out in the Egm Notice): Articles 164,165     Management  For           Voted - For
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0326/ltn-20130326563.pdf,
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0326/ltn-20130326595.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0326/-ltn20130326577.pdf                       Non-Voting                Non-Voting
1   That the Work Report of the Board of Directors of
    the Company (the "board") for 2012 be and is Hereby
    Reviewed and Approved                               Management  For           Voted - For
2   That the Work Report of the Supervisory Committee
    of the Company (the "supervisory Committee") for
    2012 be and is Hereby Reviewed and Approved         Management  For           Voted - For
3   That the Audited Financial Statements of the
    Company for 2012 be and is Hereby Reviewed and
    Approved                                            Management  For           Voted - For
4   That the Profits Distribution Proposal of the
    Company for 2012 be and is Hereby Reviewed and
    Approved                                            Management  For           Voted - For
5   That the Financial Budget Proposal of the Company
    for 2013 be and is Hereby Reviewed and Approved     Management  For           Voted - For
6   That the Re-appointment of PricewaterhouseCoopers
    Zhong Tian Cpas Company Limited As the Prc Auditor
    to the Company for 2013 and Authorization of the
    Board of Directors and the Audit Committee to
    Determine Its Remuneration be and is Hereby
    Reviewed and Approved                               Management  For           Voted - For


343




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   That the Re-appointment of PricewaterhouseCoopers
    As the International Auditor to the Company for
    2013 and Authorization of the Board of Directors
    and the Audit Committee to Determine Its
    Remuneration be and is Hereby Reviewed and Approved  Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                           Non-Voting                Non-Voting
HAITIAN INTERNATIONAL HOLDINGS LTD
CUSIP: G4232C108
Meeting Date: 21-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0418/ltn20130418777.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0418/ltn20130418762.pdf                         Non-Voting                Non-Voting
1   To Receive and Consider the Consolidated Audited
    Financial Statements of the Company and Its
    Subsidiaries and the Reports of the Directors and
    the Auditors of the Company for the Year Ended 31
    December 2012                                        Management  For           Voted - For
2   To Declare A Final Dividend of Hk15.0 Cents Per
    Share for the Year Ended 31 December 2012 and Pay
    the Relevant Dividend from the Share Premium
    Account Or Other Available Reserve(s) of the Company Management  For           Voted - For
3   To Re-elect Mr. Zhang Jingzhang As Director of the
    Company and to Authorise the Board of Directors of
    the Company to Fix His Remuneration                  Management  For           Voted - Against
4   To Re-elect Mr. Zhang Jianming As Director of the
    Company and to Authorise the Board of Directors of
    the Company to Fix His Remuneration                  Management  For           Voted - Against
5   To Re-elect Mr. Guo Mingguang As Director of the
    Company and to Authorise the Board of Directors of
    the Company to Fix His Remuneration                  Management  For           Voted - Against
6   To Re-elect Ms. Chen Ningning As Director of the
    Company and to Authorise the Board of Directors of
    the Company to Fix Her Remuneration                  Management  For           Voted - Against
7   To Re-elect Mr. Jin Hailiang As Director of the
    Company and to Authorise the Board of Directors of
    the Company to Fix His Remuneration                  Management  For           Voted - For
8   To Authorise the Board of Directors of the Company
    to Fix the Remuneration of the Company's Directors   Management  For           Voted - For
9   To Re-appoint PricewaterhouseCoopers As the
    Company's Auditors and to Authorise the Board of
    Directors of the Company to Fix Their Remuneration   Management  For           Voted - For


344




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
10  To Grant A General Mandate to the Directors of the
    Company to Allot, Issue and Deal with the Company's
    Shares                                              Management  For           Voted - Against
11  To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares          Management  For           Voted - For
12  To Add the Nominal Value of the Shares Repurchased
    by the Company to the Mandate Granted to the
    Directors of the Company Under Resolution No. 10    Management  For           Voted - Against
HARBIN ELECTRIC COMPANY LIMITED
CUSIP: Y30683109
Meeting Date: 03-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    132545 Due to Deletion Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1019/ltn-20121019182.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1026/-ltn20121026276.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/10-26/ltn20121026264.pdf                     Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Authorise the Issue of the Corporate Bonds
    (''corporate Bonds'') and to Approve That No
    Corporate Bonds Shall be Placed to the Shareholders
    of the Company                                      Management  For           Voted - For
2   To Approve That the Aggregate Principal Amount of
    the Corporate Bonds Shall Not Exceed Rmb
    4,000,000,000                                       Management  For           Voted - For
3   To Approve That the Maturity of the Corporate Bonds
    Shall Not be More Than 5 Years                      Management  For           Voted - For
4   To Approve That the Proceeds from the Issuance of
    the Corporate Bonds be Used for General Working
    Capital, Repayment of Liabilities, Improving the
    Company's Debt Structure And/or Investment in
    Construction Projects, Depending on the Company's
    Capital Requirements at the Relevant Time           Management  For           Voted - For
5   To Approve That Upon Completion of the Issuance of
    the Corporate Bonds, an Application Shall be Made
    for the Listing of the Corporate Bonds on the
    Shanghai Stock Exchange Or Such Other Exchange As
    May be Permitted Under Applicable Laws Subject to
    the Approval of Relevant Authorities                Management  For           Voted - For
6   To Approve That the Foregoing Resolutions Numbered
    1 to 5 Shall Remain Valid Until the Date Falling 24
    Months After the Csrc Approval of the Issue of the
    Corporate Bonds                                     Management  For           Voted - For


345




    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Authorise the Board be Authorised to Take at
    Least the Following Measures If It is Anticipated
    That the Principal And/or Interest of the Corporate
    Bonds Cannot be Duly Paid: (i) No Profit Will be
    Distributed to the Shareholders of the Company;
    (ii) the Implementation of Capital Expenditure
    Projects Such As Major External Investment, Merger
    and Acquisitions Will be Temporarily Suspended;
    (iii) the Payment of Remuneration/salaries and
    Bonus to the Directors and Senior Management of the
    Company Will be Reduced Or Suspended; and (iv) the
    Persons Primarily Responsible for the Issue of the
    Corporate Bonds Will Not be Transferred Or Removed  Management  For           Voted - For
8   To Authorise the Board to Handle All Matters in
    Relation to the Issuance of the Corporate Bonds at
    Their Full Discretion, Including But Not Limited
    To: (i) to Determine and Adjust, Depending the
    Needs of the Company and the Prevailing Market
    Conditions and in Accordance with the Relevant
    Requirements of the Relevant Laws and Regulations
    and Securities Regulatory Authorities and the
    Resolutions Passed by Shareholders at General
    Meeting, the Specific Plans of the Issue of
    Corporate Bonds, Including But Not Limited To,
    Issue Size, Bond Term, Bond Type, Interest Rate and
    Ways of Determination, Timing of Issue, Issue
    Tranche(s) and Guarantee Arrangement; (ii) to
    Appoint the Relevant Intermediaries, Select the
    Bond Custodian, Sign the Bond Custody Agreement and
    Formulate the Bondholders Meeting Procedures; (iii)
    to Handle the Application of the Issue of Corporate
    Bonds; (iv) Prepare, Approve, Execute, Amend,
    Announcement All Legal Documents in Relation to the
    Issue of Corporate Bonds, and to Make Such
    Supplement Or Amendment to the Application
    Documents As May be Required by the Relevant
    Approval Authorities; (v) to Make Adjustments to
    the Relevant Matters in Relation to the Issue of
    Corporate Bonds in Accordance with Any Change to
    the Regulatory Policies Or the Market Conditions,
    Except for Matters Relating to the Laws,
    Regulations Or the Articles of Association of the
    Company Which Require the Shareholders' Approval;
    (vi) to Handle Matters Relating to the Issue and
    Listing of the Corporate Bonds in Accordance with
    the Rules of the Relevant Stock Exchange on the
    Issue and Listing of Bonds; (vii) to Handle Any
    Other Matters Relating to the Issue of Corporate
    Bonds; and (viii) to Further Authorise Mr. Wu
    Wei-zhang, an Executive Director and General
    Manager of the Company, to Handle the Above Matters
    in Relation to the Issue and Listing of the
    Corporate Bonds on Behalf of the Company, and to
    Approve That This Resolution Shall Remain Valid
    Until the Date of Completion of the Above Matters   Management  For           Voted - For


346




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 05-Jan-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1112/ltn20121112322.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1113/ltn20121113139.pdf-and Proxy Form is
    Available by Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1112/ltn20121112332.pdf                        Non-Voting                Non-Voting
1   Appoint Mr. Gong Jing-kun As Non-executive Director
    of the Seventh Board of Directors of the Company
    and He Will Not Receive Any Remuneration from the
    Company                                             Management  For           Voted - For
2   Appoint Mr. Zou Lei As Non-executive Director of
    the Seventh Board of Directors of the Company and
    He Will Not Receive Any Remuneration from the
    Company                                             Management  For           Voted - For
3   Appoint Mr. Zhang Ying-jian As Non-executive
    Director of the Seventh Board of Directors of the
    Company and He Will Not Receive Any Remuneration
    from the Company                                    Management  For           Voted - For
4   Appoint Mr. Song Shi-qi As Non-executive Director
    of the Seventh Board of Directors of the Company
    and He Will Not Receive Any Remuneration from the
    Company                                             Management  For           Voted - For
5   Appoint Mr. Wu Wei-zhang As Executive Director of
    the Seventh Board of Directors of the Company and
    He Will Not Receive Any Director Remuneration       Management  For           Voted - For
6   Appoint Mr. Shang Zhong-fu As Executive Director of
    the Seventh Board of Directors of the Company and
    He Will Not Receive Any Director Remuneration       Management  For           Voted - For
7   Appoint Mr. Sun Chang-ji As Independent Non-
    Executive Director of the Seventh Board of
    Directors of the Company with Annual Remuneration
    of Rmb100,000 to Rmb150,000                         Management  For           Voted - For
8   Appoint Mr. Jia Cheng-bing As Independent Non-
    Executive Director of the Seventh Board of
    Directors of the Company with Annual Remuneration
    of Rmb100,000 to Rmb150,000                         Management  For           Voted - For
9   Appoint Mr. Yu Bo As Independent Non-executive
    Director of the Seventh Board of Directors of the
    Company with Annual Remuneration of Rmb100,000 to
    Rmb150,000                                          Management  For           Voted - For
10  Appoint Mr. Liu Deng-qing As Independent Non-
    Executive Director of the Seventh Board of
    Directors of the Company with Annual Remuneration
    of Rmb100,000 to Rmb150,000                         Management  For           Voted - For
11  Appoint Mr. Bai Shao-tong As Supervisor
    Representing Shareholders of the Seventh


347




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Supervisory Committee of the Company and He Will
    Not Receive Any Remuneration from the Company        Management  For           Voted - For
12  Appoint Mr. Chen Guang As Supervisor Representing
    Shareholders of the Seventh Supervisory Committee
    of the Company and He Will Not Receive Any
    Supervisor Remuneration                              Management  For           Voted - Against
13  Appoint Mr. Xu Er-ming As Independent Supervisor of
    the Seventh Supervisory Committee of the Company
    with Annual Remuneration of Rmb100,000 to Rmb150,000 Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                           Non-Voting                Non-Voting
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0325/ltn-20130325050.pdf and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0325/-ltn20130325048.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Directors
    of the Company for the Year Ended 31st December,
    2012                                                 Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31st December, 2012                            Management  For           Voted - For
3   To Consider and Approve the Audited Accounts and
    the Auditor's Report for the Period from 1st
    January, 2012 to 31st December, 2012                 Management  For           Voted - For
4   To Declare the 2012 Final Dividend of Rmb0.10 Per
    Share (appropriate Tax Included)                     Management  For           Voted - For
5   To Authorize the Board of Directors of the Company
    to Appoint Any Person to Fill in A Casual Vacancy
    in the Board of Directors Or As an Additional
    Director, His Term of Office Shall Expire at the
    Conclusion of the Next General Meeting of the
    Company                                              Management  For           Voted - For
6   To Authorize the Board of Directors of the Company
    to Appoint Auditors and Fix Their Remuneration       Management  For           Voted - For
7   To Consider and Approve the Amended Articles of
    Association: Article 109, Article 82, Article 85,
    Article 87, Article 96, Article 102, Article 103,
    Article 110, Article 111, Article 112, Article 116
    and Article 117                                      Management  For           Voted - For
8   To Authorize the Board of Directors of the Company,
    in Compliance with Applicable Laws and Regulations
    and at Times They Deem Appropriate, to Place New H
    Shares Or New A Shares with an Aggregate Nominal
    Amount of Not Exceeding Twenty Percent (20%) of the
    Aggregate Nominal Amount of the Company's Issued


348




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Shares As at the Day of Passing This Resolution.
    the Authorization Will be Valid for A Period of 12
    Months Commencing from the Day of Passing This
    Resolution Or Remain Valid Until Its Revocation Or
    Alteration by A Special Resolution at A General
    Meeting of the Company. in the Event of the Above
    Resolution to Place New Shares Being                Management  For           Voted - Against
    Please Note That This is an Amendment to Meeting Id
    175348 Due to Change in Co-rporation Name. All
    Votes Received on the Previous Meeting Will be
    Disregarded-and You Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
JIANGSU EXPRESSWAY CO LTD
CUSIP: Y4443L103
Meeting Date: 10-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution 1.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the Company Make Following
    Amendments to Relevant Clauses Under Chapter Xviii
    of the Articles of Association of the Company: (1)
    the Article 18.2 Shall be Amended As Follows: "when
    the Following Conditions are Satisfied, the Company
    May Distribute the Profits of the Current Year,
    Either in Cash Or in Other Forms: (i) the Company
    Records Profits for the Current Year; (ii) Deferred
    Losses Have Been Made Up and Carried Forward; (iii)
    Allocation to the Statutory Reserve Fund Has Been
    Made in Full According to the Articles of
    Association. the Company Shall Not Distribute
    Dividends Before It Has Made Up for Losses and Made
    Allocations to the Statutory Reserve Fund and the
    Statutory Public Welfare Fund. the Company Shall
    Not Pay Any Interest to Shareholders in Respect of
    Dividends, Except Those Dividends Contd             Management  For           Voted - For
    Contd Which are Due and Payable But Not Yet Paid by
    the Company." (2) The-article 18.7 Shall be Amended
    As Follows: "subject to the Restrictions-imposed by
    Articles 18.3, 18.4 and 18.6, Annual Dividends
    Shall Be-distributed in Proportion to the
    Shareholding of Each Shareholder, Within 6-months
    After the End of Each Financial Year. the Company's
    Profit- Distribution Plan Shall be Proposed and
    Formulated by the Board by Reference-to the
    Articles of Association, Profits Achieved by the
    Company and The-supply and Need of Funds. When
    Considering Specific Plan for Distribution Of- Cash
    Dividends, the Board Shall Study and Identify the
    Timing, Conditions And-minimum Proportion,
    Conditions for Adjustment and Requirements For-
    Decision-making Procedures Involved for
    Implementing the Distribution of Cash-dividends,
    Etc. Independent Contd                              Non-Voting                Non-Voting


349




                         GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Contd Directors Shall Explicitly Express Their
    Independent Opinions on The-profit Distribution
    Plan. After Being Considered and Approved by the
    Board,-the Profit Distribution Plan Shall be
    Proposed at the General Meeting For- Shareholders'
    Consideration and Approval and be Implemented
    Afterwards. When-convening A General Meeting to
    Consider A Profit Distribution Plan, The-company
    Shall Provide Sufficient Access Channels to
    Encourage Shareholders,-especially                  Non-Voting                 Non-Voting
    Contd Plan Has Been Resolved at the General
    Meeting, the Board Shall Complete-the Dividend (or
    Share) Distribution Within 2 Months After the Date
    of The-general Meeting. When the Company Has To, As
    Required by Its Production And- Operation,
    Investment Plan and Long-term Development, Adjust
    Or Change Its-profit Distribution Policy Set Out in
    the Articles of Association, And-formulate Or
    Adjust Its Shareholders' Return Plan, for the
    Purpose Of- Protecting Shareholders' Interests,
    Such Adjustment Or Change Shall be Made-after
    Detailed Consideration and Discussions by the
    Board, for Which The-independent Directors Shall
    Explicitly Express Their Opinions. Relevant-
    Proposals Shall be Submitted to the General Meeting
    and Passed by More Than-two Thirds of Voting Rights
    Represented by the Shareholders Present at
    The-meeting. the Contd                              Non-Voting                 Non-Voting
    Contd Supervisory Committee of the Company Shall
    Supervise the Implementation-of the Company's
    Profit Distribution Policy and Shareholders' Return
    Plan By-the Board, the Adjustment to Or Change of
    Company's Profit Distribution Plan-by the Board, As
    Well As the Decision-making Procedures of the Board
    And- General Meetings for Profit Distribution and
    Its Implementation."                                Non-Voting                 Non-Voting
Meeting Date: 26-Oct-12  Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolutions "1 and 2".
    Thank You.                                          Non-Voting                 Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0906/ltn20120906739.pdf A-nd
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0906/ltn20120906717.pd-f                       Non-Voting                 Non-Voting
1   That the Issue of Not More Than Rmb1,500,000,000
    Medium-term Notes with Maturity Date of Not More
    Than 5 Years from the Date of Issue (including 5
    Years), Which are Registered with the National
    Association of Financial Market Institutional
    Investors, be Approved and That Mr. Qian Yong
    Xiang, A Director of the Company, be Authorised to
    Deal with the Matters Relevant to the Issue         Management   For           Voted - For


350




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   That the Amendment of the Address in the Existing
    Article 1.5 of Articles of Association of the
    Company from "the Company's Corporate Domicile: 6
    Maqun Road, Nanjing, Jiangsu, the Prc" to "the
    Company's Corporate Domicile: 6 Xianlin Avenue,
    Nanjing, Jiangsu, the Prc" be Approved               Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                           Non-Voting                Non-Voting
Meeting Date: 07-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411955.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411949.pdf                         Non-Voting                Non-Voting
1   To Approve the Report of the Board of Directors of
    the Company for the Year Ended 31 December 2012      Management  For           Voted - For
2   To Approve the Report of the Supervisory Committee
    of the Company for the Year Ended 31 December 2012   Management  For           Voted - For
3   To Approve the Annual Budget Report for the Year
    2012                                                 Management  For           Voted - For
4   To Approve the Financial Statements and the
    Auditors' Report of the Company for the Year Ended
    31 December 2012                                     Management  For           Voted - For
5   To Approve the Profit Distribution Scheme of the
    Company in Respect of the Final Dividend for the
    Year Ended 31 December 2012: the Company Proposed
    to Declare A Cash Dividend of Rmb0.36 Per Share
    (tax Inclusive)                                      Management  For           Voted - For
6   To Approve the Appointment of Deloitte Touche
    Tohmatsu Certified Public Accountants LLP As the
    Company's Auditors for the Year 2013 at A
    Remuneration of Not Exceeding Rmb2,100,000/year      Management  For           Voted - For
7   To Approve the Appointment of Deloitte Touche
    Tohmatsu Certified Public Accountants LLP As the
    Company's Auditors of Internal Control for the Year
    2013 at an Aggregate Remuneration of Rmb680,000/year Management  For           Voted - For
8   That the Issue of Not More Than Rmb3,000,000,000
    Short-term Commercial Papers and That Mr. Qian Yong
    Xiang, A Director of the Company, be Authorised to
    Deal with the Matters Relevant to the Issue and the
    Issue be Taken Place Within One Year from the Date
    of This Annual General Meeting be Approved           Management  For           Voted - For


351




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
METALLURGICAL CORPORATION OF CHINA LTD
CUSIP: Y5949Y119
Meeting Date: 29-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy
    Notice are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0913/-ltn20120913415.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/09-13/ltn20120913389.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Re-designation of Mr.
    Guo Wenqing As an Executive Director of the Company Management  For           Voted - For
2   To Consider and Approve the Appointment of Mr. Shan
    Zhongli As A Supervisor of the Company              Management  For           Voted - Against
3   To Consider and Approve the Substitution Proposal
    in Relation to the Proceeds from the A Share
    Offering                                            Management  For           Voted - For
4   To Consider and Approve the Amendments to the
    Articles of Association: Articles: 148, 151, 221,
    222, 223, 224, 226 and 229                          Management  For           Voted - For
5   To Consider and Approve the Amendments to the Rules
    of Procedures for Board Meetings: Articles: 18 and
    21                                                  Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 07-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links::
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/l-tn20130419310.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0419/l-tn20130419416.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board for
    the Year Ended 31 December 2012 (as Contained in
    the Annual Report 2012)                             Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee for the Year Ended 31
    December 2012 (as Set Out in the Circular)          Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for the Year Ended 31
    December 2012 (as Contained in the Annual Report
    2012)                                               Management  For           Voted - For
4   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year Ended 31 December
    2012                                                Management  For           Voted - For
5   To Consider and Approve the Proposed Appointment of
    PricewaterhouseCoopers As the International Auditor
    of the Company for the Year Ending 31 December 2013
    and PricewaterhouseCoopers Zhong Tian Cpa Limited
    Company As the Domestic Auditor of the Company, and


352




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Internal Control Auditing Adviser of the
    Company for the Year Ending 31 December 2013 to
    Hold Office Until the Conclusion of the Next Annual
    General Meeting and to Authorise the Board to
    Determine Their Remunerations                       Management  For           Voted - For
6   To Consider and Approve the Emoluments of Directors
    and Supervisors for the Year 2012                   Management  For           Voted - For
7   To Consider and Approve the Plan of the Company in
    Respect of Its Guarantees for the Year 2013 (as
    Defined in the Circular)                            Management  For           Voted - For
8   To Consider and Approve the Bond Issue Scheme of
    the Company for the Year 2013 (as Defined in the
    Circular)                                           Management  For           Voted - For
SANY HEAVY EQUIPMENT INTERNATIONAL HOLDINGS CO LT
CUSIP: G78163105
Meeting Date: 16-Feb-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0128/ltn20130128141.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0128/ltn20130128133.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution 1.thank
    You.                                                Non-Voting                Non-Voting
1   To Approve and Adopt the Share Option Scheme
    Referred to in the Circular Dispatched to the
    Shareholders on 28 January 2013 (the "share Option
    Scheme") and That the Directors of the Company be
    Authorized to Grant Options Thereunder and to Allot
    and Issue Shares Pursuant to the Share Option
    Scheme and Take All Such Steps As May be Necessary
    to Implement Such Share Option Scheme               Management  For           Voted - For
Meeting Date: 21-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0416/ltn20130416035.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0416/ltn20130416037.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements and the Reports
    of the Directors of the Company (the "directors")
    and the Auditors of the Company and Its
    Subsidiaries for the Year Ended 31 December 2012    Management  For           Voted - For
2   To Declare A Final Dividend of 6.4 Hk Cents Per
    Share for the Year Ended 31 December 2012           Management  For           Voted - For


353




                         GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.a To Re-elect Mr. Zhao Xiangzhang As an Executive
    Director                                             Management  For           Voted - Against
3.b To Re-elect Mr. Mao Zhongwu As an Executive Director Management  For           Voted - Against
3.c To Re-elect Mr. Kuang Canghao As an Executive
    Director                                             Management  For           Voted - Against
3.d To Re-elect Mr. Xu Yaxiong As an Independent
    Non-executive Director                               Management  For           Voted - For
3.e To Re-elect Mr. Ng Yuk Keung As an Independent
    Non-executive Director                               Management  For           Voted - For
4   To Authorize the Board of Directors to Fix the
    Remuneration of the Directors                        Management  For           Voted - For
5   To Re-appoint the Auditors of the Company and to
    Authorize the Board of Directors to Fix Their
    Remuneration                                         Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Shares of the Company
    Not Exceeding 20% of the Aggregate Nominal Amount
    of the Issued Share Capital of the Company As at
    the Date of Passing This Resolution                  Management  For           Voted - Against
7   To Grant A General Mandate to the Directors to
    Purchase Shares of the Company Not Exceeding 10% of
    the Aggregate Nominal Amount of the Issued Share
    Capital of the Company As at the Date of Passing
    This Resolution                                      Management  For           Voted - For
8   To Extend the General Mandate Granted Under
    Resolution No. 6 by Adding the Shares Purchased
    Pursuant to the General Mandate Granted by
    Resolution No. 7                                     Management  For           Voted - Against
SHANGHAI ELECTRIC GROUP CO LTD
CUSIP: Y76824104
Meeting Date: 28-Sep-12  Meeting Type: ExtraOrdinary General Meeting
1   To Consider And, If Thought Fit, to Approve the
    Seicb Equity Transfer Agreement and the Transaction
    Contemplated Under This Agreement                    Management  For           Voted - For
2   To Consider And, If Thought Fit, to Approve the Sel
    Equity Transfer Agreement and the Transaction
    Contemplated Under This Agreement                    Management  For           Voted - For
3   To Consider And, If Thought Fit, to Approve the
    Revised Annual Caps                                  Management  For           Voted - For
4   To Consider And, If Thought Fit, to Approve the
    Guarantee Provision and Authorise the President of
    the Company to Examine and Approve Each Guarantee
    Before It Actually Occurs Until the Date of the
    Annual General Meeting of the Company for the Year
    Ending 31 December 2012                              Management  For           Voted - For
5   To Consider And, If Thought Fit, to Approve the
    Proposed Bonds Issue                                 Management  For           Voted - For
6   To Consider And, If Thought Fit, to Authorise the
    Board and Such Persons As Authorised by the Board
    to Deal with All the Matters Related to the
    Proposed Bonds Issue                                 Management  For           Voted - For


354




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 25-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0502/ltn20130502771.pdf,-http://www.hk-
    Exnews.hk/listedco/listconews/sehk/2013/0502/l
    Tn20130502741.pdf and Http://ww-
    W.hkexnews.hk/listedco/listconews/sehk/2013/05
    31/ltn20130531225.pdf                               Non-Voting                Non-Voting
O.1 To Consider and Approve the Annual Report of the
    Company for the Year Ended 31 December 2012         Management  For           Voted - For
O.2 To Consider and Approve the Report of the Board for
    the Year Ended 31 December 2012                     Management  For           Voted - For
O.3 To Consider and Approve the Report of the
    Supervisory Committee for the Year Ended 31
    December 2012                                       Management  For           Voted - For
O.4 To Consider and Approve the Report of the Financial
    Results of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
O.5 To Consider and Approve the Profit Distribution
    Plan of the Company for the Year Ended 31 December
    2012                                                Management  For           Voted - For
O.6 To Consider and Approve the Re-appointment of Ernst
    & Young Hua Ming As the Company's Prc Auditor and
    Ernst & Young As the Company's International
    Auditor for the Financial Year of 2013              Management  For           Voted - For
O.7 To Consider and Approve Ratification of Emoluments
    Paid to the Directors and Supervisors for the Year
    2012 and Determination of Emoluments of the
    Directors and Supervisors for the Year 2013         Management  For           Voted - For
O.8 To Consider and Approve the Renewal of Liability
    Insurance for the Directors, Supervisors and Senior
    Management                                          Management  For           Abstain
O.9.1To Consider and Approve the Proposed Provision of
    External Guarantee: the Proposed Provision of A
    Three-year Guarantee with A Total Amount of Rmb1.25
    Billion by the Company to Sel                       Management  For           Voted - For
O.9.2To Consider and Approve the Proposed Provision of
    External Guarantee: the Proposed Provision of A
    Three-year Guarantee with A Total Amount of Rmb133
    Million by the Company to Shmp                      Management  For           Voted - For
O.10 To Consider and Approve the Continuing Connected
    Transactions and Proposed Annual Caps Under the
    Mesmee Framework Purchase Agreement                 Management  For           Voted - For
S.1 To Consider and Approve the Proposed Amendments to
    the Articles of Association                         Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
                                                        355





                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                           Non-Voting                Non-Voting
SHANGHAI INDUSTRIAL HOLDINGS LTD
CUSIP: Y7683K107
Meeting Date: 21-May-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0417/ltn20130417618.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0417/ltn20130417612.pdf                         Non-Voting                Non-Voting
1   To Adopt the Audited Consolidated Financial
    Statements and the Reports of the Directors and the
    Auditor for the Year Ended 31 December 2012          Management  For           Voted - For
2   To Declare A Final Dividend                          Management  For           Voted - For
3.a To Re-elect Mr. Xu Bo As Director                    Management  For           Voted - Against
3.b To Re-elect Mr. Qian Yi As Director                  Management  For           Voted - Against
3.c To Re-elect Dr. Lo Ka Shui As Director               Management  For           Voted - For
3.d To Re-elect Prof. Woo Chia-wei As Director           Management  For           Voted - For
3.e To Re-elect Mr. Cheng Hoi Chuen, Vincent As Director Management  For           Voted - For
3.f To Authorize the Board to Fix the Directors'
    Remuneration                                         Management  For           Voted - For
4   To Re-appoint Messrs. Deloitte Touche Tohmatsu As
    Auditor and to Authorize the Directors to Fix
    Auditor's Remuneration                               Management  For           Voted - For
5   To Give A General Mandate to the Directors to
    Repurchase Shares Not Exceeding 10% of the Issued
    Share Capital                                        Management  For           Voted - For
6   To Give A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares Not
    Exceeding 20% of the Issued Share Capital            Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Issue Shares by the Number of Shares
    Repurchased                                          Management  For           Voted - Against
    Please Note That This is A Revision Due to Change
    in Record Date from 17 May 2-013 to 16 May 2013. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.              Non-Voting                Non-Voting
Meeting Date: 21-May-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                        Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0417/ltn20130417624.pdf-and-


356




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0417/ltn20130417614.pdf                         Non-Voting                Non-Voting
1     To Approve the New Siud Share Option Scheme (as
      Defined in the Circular of the Company Dated 18
      April 2013) and Authorise Any One Director of the
      Company to Do All Necessary and Desirable Acts in
      Order to Give Effect to the New Siud Share Option
      Scheme                                               Management  For           Voted - For
      Please Note That This is A Revision Due to Change
      in Record Date. If You Have-already Sent in Your
      Votes, Please Do Not Return This Proxy Form Unless
      You De-cide to Amend Your Original Instructions.
      Thank You.                                           Non-Voting                Non-Voting
SHENZHEN INTERNATIONAL HOLDINGS LTD
CUSIP: G8086V104
Meeting Date: 20-May-13 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                           Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0416/ltn20130416543.pdf-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0416/ltn20130416533.pdf                         Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements and the Reports of the Directors and of
      the Auditor for the Year Ended 31 December 2012      Management  For           Voted - For
2     To Declare the Final Dividend for the Year Ended 31
      December 2012, the Final Dividend be Satisfied in
      the Form of an Allotment of Scrip Shares, and
      Shareholders of the Company Will be Given the
      Option of Receiving in Cash                          Management  For           Voted - For
3.i   To Re-elect Mr. Gao Lei As A Director                Management  For           Voted - Against
3.ii  To Re-elect Mr. Li Lu Ning As A Director             Management  For           Voted - Against
3.iii To Re-elect Mr. Yang Hai As A Director               Management  For           Voted - Against
3.iv  To Re-elect Mr. Leung Ming Yuen, Simon As A Director Management  For           Voted - For
3.v   To Re-elect Mr. Ding Xun As A Director               Management  For           Voted - For
3.vi  To Authorise the Board of Directors to Fix the
      Directors' Remuneration                              Management  For           Voted - For
4     To Re-appoint the Auditor of the Company and to
      Authorise the Board of Directors to Fix the
      Auditor's Remuneration                               Management  For           Voted - For
5     To Grant A Repurchase Mandate to the Directors to
      Repurchase Shares in the Company As Set Out in Item
      5 of the Notice of Annual General Meeting            Management  For           Voted - For
6     To Grant A General Mandate to the Directors to
      Allot, Issue and Otherwise Deal with the Shares in
      the Company As Set Out in Item 6 of the Notice of
      Annual General Meeting                               Management  For           Voted - Against


357




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Extend the General Mandate Granted to the
    Directors to Allot, Issue and Otherwise Deal with
    the Shares in the Company As Set Out in Item 7 of
    the Notice of Annual General Meeting                Management  For           Voted - Against
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
SUNNY OPTICAL TECHNOLOGY (GROUP) CO LTD
CUSIP: G8586D109
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0328/ltn20130328507.pdf,-http:-
    //www.hkexnews.hk/listedco/listconews/sehk/20
    13/0328/ltn20130328429.pdf and Ht-
    Tp://www.hkexnews.hk/listedco/listconews/sehk/2
    013/0328/ltn20130328437.pdf                         Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Accounts and the Reports of Directors and Auditor
    of the Company for the Year Ended 31 December 2012  Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
3a  To Re-elect Mr. Sun Yang As an Executive Director
    of the Company                                      Management  For           Voted - For
3b  To Re-elect Mr. Chu Peng Fei Richard As an
    Independent Non-executive Director of the Company   Management  For           Voted - For
3c  To Re-elect Dr. Liu Xu As an Independent Non-
    Executive Director of the Company; And              Management  For           Voted - For
3d  To Authorise the Board ("board") of Directors
    ("directors") of the Company to Fix the
    Remuneration of the Directors                       Management  For           Voted - For
4   To Re-appoint Deloitte Touche Tohmatsu As the
    Company's External Auditor and to Authorise the
    Board to Fix Their Remuneration                     Management  For           Voted - For
5   That A General and Unconditional Mandate be Granted
    to the Directors to Exercise All the Power to
    Allot, Issue and Otherwise Dealt with New Shares of
    the Company Not Exceeding 20% of the Aggregate
    Nominal Amount of the Share Capital of the Company
    in Issue As at the Date of the Passing of the
    Relevant Resolution                                 Management  For           Voted - Against
6   That A General and Unconditional Mandate be Granted
    to the Directors to Repurchase Shares of the
    Company on the Stock Exchange of Hong Kong Limited
    of Up to 10% of the Aggregate Nominal Amount of the


358




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Share Capital of the Company in Issue As at the
    Date of the Passing of the Relevant Resolution      Management  For           Voted - For
7   That Subject to the Passing of Resolutions Numbered
    5 and 6, the Number of Shares to be Allotted,
    Issued and Otherwise Dealt with by the Directors
    Pursuant to Resolution Numbered 5 be Increased by
    the Aggregate Amount of Share Capital of the
    Company Which are to be Repurchased by the Company
    Pursuant to the Authority Granted to the Directors
    Under Resolution Numbered                           Management  For           Voted - Against
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
WEICHAI POWER CO LTD
CUSIP: Y9531A109
Meeting Date: 27-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0907/ltn20120907641.pdf                      Non-Voting                Non-Voting
1   To Approve, Confirm and Ratify the Framework
    Agreement and the Transactions                      Management  For           Abstain
Meeting Date: 30-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    124770 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1114/ltn20121114434.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1114/ltn20121114439.p-df and
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0921/ltn2012092147-1.pdf                     Non-Voting                Non-Voting
1   To Consider and Approve the Supplemental Agreement
    in Respect of the Sale of Parts and Components of
    Transmissions and Related Products by Sfgc to Fast
    Transmission and the Relevant New Caps              Management  For           Voted - For
2   To Consider and Approve the Supplemental Agreement
    in Respect of the Purchase of Parts and Components
    of Transmissions and Related Products by Sfgc from
    Fast Transmission and the Relevant New Caps         Management  For           Voted - For
3   To Consider and Approve the Supplemental Agreement
    in Respect of the Sale of Vehicles, Parts and
    Components of Vehicles and Related Products and
    Provision of the Relevant Services by Shaanxi
    Zhongqi (and Its Subsidiaries) (as the Case May Be)


359




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    to Shaanxi Automotive (and Its Associates) (as the
    Case May Be) and the Relevant New Caps              Management  For           Voted - For
4   To Consider and Approve the Provision of A
    Guarantee by the Company for the Benefit of Its
    Wholly Owned Subsidiary, Weichai Power Hong Kong
    International Development Co., Limited              Management  For           Voted - For
5   To Consider and Approve the Amendments to the
    Articles of Association of the Company As Set Out
    in the Notice Convening the Egm : Article 7,
    Article 195, Article 199, Article 200, Article 201,
    Article 202                                         Management  For           Voted - For
Meeting Date: 05-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0116/ltn20130116458.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0116/ltn20130116440.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Weichai Westport Supply
    Agreement Dated 25 December 2012 in Respect of the
    Supply of Basic Engines (or Base Engines), Gas
    Engine Parts and Related Products by the Company
    (and Its Subsidiaries) (as the Case May Be) to
    Weichai Westport and the Relevant New Caps          Management  For           Voted - For
2   To Consider and Approve the Weichai Westport
    Purchase Agreement Dated 25 December 2012 in
    Respect of the Purchase of Gas Engines, Gas Engine
    Parts and Related Products by the Company (and Its
    Subsidiaries) (as the Case May Be) from Weichai
    Westport and the Relevant New Caps                  Management  For           Voted - For
3   To Consider and Approve the Weichai Westport
    Logistics Agreement Dated 25 December 2012 in
    Respect of the Provision of Logistics Services by
    Weichai Logistics to Weichai Westport and the
    Relevant New Caps                                   Management  For           Voted - For
4   To Consider and Approve the Weichai Westport
    Leasing Agreement Dated 25 December 2012 in Respect
    of the Leasing of Factory Buildings by the Company
    to Weichai Westport and the Relevant New Caps       Management  For           Voted - For
Meeting Date: 22-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0307/ltn20130307553.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0307/ltn20130307544.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Possible Exercise of
    the Call Options                                    Management  For           Voted - For
2   To Consider and Approve the Application of the Loan
    and the Grant of the Guarantee by the Company to
    Its Subsidiaries                                    Management  For           Voted - For


360




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 24-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0508/ltn20130508686.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0508/ltn20130508678.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Annual Report of the
    Company for the Year Ended 31 December 2012         Management  For           Voted - For
2   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
3   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
4   To Consider and Receive the Audited Financial
    Statements of the Company and the Auditors' Report
    for the Year Ended 31 December 2012                 Management  For           Voted - For
5   To Consider and Approve the As Specified (final
    Financial Report) of the Company for the Year Ended
    31 December 2012                                    Management  For           Voted - For
6   To Consider and Approve the As Specified (final
    Budget Report) of the Company for the Year Ending
    31 December 2013                                    Management  For           Voted - For
7   To Consider and Approve the Distribution of Profit
    to the Shareholders of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
8   To Consider and Approve the Appointment of Ernst &
    Young Hua Ming Certified Public Accountants As
    Specified As the Auditors of the Company            Management  For           Voted - For
9   To Consider and Approve the Appointment of As
    Specified (shandong Zheng Yuan Hexin Accountants
    Limited) As the Internal Control Auditors of the
    Company                                             Management  For           Voted - For
10  To Consider and Approve the Granting of A Mandate
    to the Board of Directors for Payment of Interim
    Dividend (if Any) to the Shareholders of the
    Company for the Year Ending 31 December 2013        Management  For           Voted - For
11  To Consider and Approve the Election of Mr. Gordon
    Riske As an Executive Director of the Company for A
    Term from the Date of the Agm to 28 June 2015 (both
    Days Inclusive)                                     Management  For           Voted - For
12  To Consider and Approve the New Financial Services
    Agreement Dated 21 March 2013 in Respect of the
    Provision of Certain Financial Services to the
    Group by Shandong Finance and the Relevant New Caps Management  For           Voted - Against
13  To Consider and Approve the Granting of A General
    Mandate to the Board of Directors to Issue, Amongst
    Other Things, New H Shares                          Management  For           Voted - Against


361




                        GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
YANGZIJIANG SHIPBUILDING (HOLDINGS) LTD
CUSIP: Y9728A102
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
1   To Receive, Consider and Adopt the Audited
    Financial Statements for the Financial Year Ended
    31 December 2012 and the Directors' Reports and the
    Auditors' Report Thereon                            Management  For           Voted - For
2   To Declare A Tax Exempt (one-tier) Final Dividend
    of Sgd 0.05 Per Ordinary Share in Respect of the
    Financial Year Ended 31 December 2012               Management  For           Voted - For
3   To Approve the Proposed Directors' Fees of Sgd
    90,000 for the Financial Year Ended 31 December
    2012 (2011: Sgd 90,000)                             Management  For           Voted - For
4   To Re-appoint Messrs PricewaterhouseCoopers LLP As
    Auditors and to Authorise the Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
5   Authority to Allot and Issue Shares                 Management  For           Voted - For
6   Renewal of Share Purchase Mandate                   Management  For           Voted - For
ZHUZHOU CSR TIMES ELECTRIC CO LTD
CUSIP: Y9892N104
Meeting Date: 10-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0422/ltn20130422555.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0422/ltn20130422543.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board") for the Year
    Ended 31 December 2012                              Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries for the Year Ended 31 December 2012
    and the Auditors' Reports Thereon                   Management  For           Voted - For
4   To Consider and Approve the Profits Distribution
    Plan of the Company for the Year Ended 31 December
    2012 and to Declare A Final Dividend for the Year
    Ended 31 December 2012                              Management  For           Voted - For
5   To Consider and Approve the Re-appointment of the
    Retiring Auditor, Ernst & Young Hua Ming, As the
    Auditors of the Company Until the Conclusion of the
    Next Annual General Meeting of the Company and to
    Authorize the Board to Fix Their Remuneration       Management  For           Voted - For
6   To Authorize the Board to Issue and Arrange for
    Registration of the Issue of the Notes              Management  For           Voted - For
7   To Approve the Grant to the Board A General Mandate
    to Issue, Allot and Deal with Additional Domestic


362




    GLOBAL X CHINA INDUSTRIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Shares And/or H Shares of the Company Not Exceeding
    20% of the Domestic Shares and the H Shares
    Respectively in Issue of the Company                Management  For           Voted - Against
8   To Approve the Share Appreciation Rights Scheme and
    the Proposed Grant                                  Management  For           Voted - For


363




                           GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALUMINUM CORPORATION OF CHINA LTD, BEIJING
CUSIP: Y0094N109
Meeting Date: 12-Oct-12    Meeting Type: Class Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0824/ltn20120824713.pdf                      Non-Voting                Non-Voting
1.i   To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Number of A Shares
      to be Issued be Increased from Not More Than 1.25
      Billion A Shares to Not More That 1.45 Billion A
      Shares and Consequential Changes be Made to the
      "plan for the Non-public Issuance of A Shares" by
      the Company                                         Management  For           Voted - For
1.ii  To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Pricing Base Date be
      Changed from the Date of Announcement of the
      Resolutions of the 23rd Meeting of the 4th Session
      of the Board (i.e. 9 March 2012) to the Date of
      Announcement of the Resolutions of the 29th Meeting
      of the 4th Session of the Board (i.e. 24 August
      2012) and Consequential Changes be Made to the
      "plan for the Non-public Issuance of A Shares" by
      the Company                                         Management  For           Voted - For
1.iii To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Period of Validity
      of the Authorization Given by the Resolutions be
      Extended from 12 Months from the Date of the
      Resolutions of the Proposed A Share Issue Passed at
      the Previous Egm and Previous Class Meetings (i.e.
      4 May 2012) to 12 Months from the Date of the
      Resolutions of the Proposed (adjusted) A Share
      Issue Passed at the Egm and Class Meetings (i.e. 12
      October 2012) and Consequential Changes be Made to
      the "plan for the Non-public Issuance of A Shares"
      by the Company                                      Management  For           Voted - For
2     To Consider and Approve the Consequential Changes
      to the "detailed Plan for the Non-public Issuance
      of A Shares" by the Company As A Result of the
      Proposed Adjustments                                Management  For           Voted - For
3     To Consider and Approve an Extension of the Period
      of Authorization to the Board and the Persons to be
      Fully Authorized by the Board to Deal with Specific
      Matters Relating to the Proposed A Share Issue for
      12 Months from the Date of Resolutions Passed at
      the Egm and the Class Meetings (i.e. 12 Months from
      12 October 2012)                                    Management  For           Voted - For
                                                          364





                           GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                               PROPOSED BY     MGT. POSITION REGISTRANT VOTED
Meeting Date: 12-Oct-12    Meeting Type: ExtraOrdinary General Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0824/ltn20120824703.pdf                   Non-Voting                    Non-Voting
1     To Consider and Approve the Proposed Provision of
      Guarantees for Financing Granted and to be Granted
      by Financial Institutions to Chalco Trading (hk) Management      For           Voted - For
2     To Consider and Approve the Proposed Adoption of
      the Shareholders' Return Plan for the Three Years
      from 2012 to 2014                                Management      For           Voted - For
3.i   To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Number of A Shares
      to be Issued be Increased from Not More Than 1.25
      Billion A Shares to Not More That 1.45 Billion A
      Shares and Consequential Changes be Made to the
      "plan for the Non-public Issuance of A Shares" by
      the Company                                      Management      For           Voted - For
3.ii  To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Pricing Base Date be
      Changed from the Date of Announcement of the
      Resolutions of the 23rd Meeting of the 4th Session
      of the Board (i.e. 9 March 2012) to the Date of
      Announcement of the Resolutions of the 29th Meeting
      of the 4th Session of the Board (i.e. 24 August
      2012) and Consequential Changes be Made to the
      "plan for the Non-public Issuance of A Shares" by
      the Company                                      Management      For           Voted - For
3.iii To Consider and Approve the Proposed Adjustments to
      the Terms of the Proposed A Share Issue by Way of
      Separate Resolution, That: the Period of Validity
      of the Authorization Given by the Resolutions be
      Extended from 12 Months from the Date of the
      Resolutions of the Proposed A Share Issue Passed at
      the Previous Egm and Previous Class Meetings (i.e.
      4 May 2012) to 12 Months from the Date of the
      Resolutions of the Proposed (adjusted) A Share
      Issue Passed at the Egm and Class Meetings (i.e. 12
      October 2012) and Consequential Changes be Made to
      the "plan for the Non-public Issuance of A Shares"
      by the Company                                   Management      For           Voted - For
4     To Consider and Approve the Consequential Changes
      to the "detailed Plan for the Non-public Issuance
      of A Shares" by the Company As A Result of the
      Proposed Adjustments                             Management      For           Voted - For
5     To Consider and Approve an Extension of the Period
      of Authorization to the Board and the Persons to be
      Fully Authorized by the Board to Deal with Specific
      Matters Relating to the Proposed A Share Issue for
      12 Months from the Date of Resolutions Passed at
      the Egm and the Class Meetings (i.e. 12 Months from
      12 October 2012)                                 Management      For           Voted - For
                                                       365





                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Consider and Approve the Proposed Amendments to
    Provisions Relating to Profit Distribution in the
    Articles of Association                             Management  For           Voted - For
7   To Consider and Approve the Proposed Increase in
    the Amount of the Issuance of Debt Financing
    Instruments                                         Management  For           Voted - For
Meeting Date: 27-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1011/ltn20121011154.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1011/ltn20121011172.pdf                        Non-Voting                Non-Voting
1   To Approve the Renewal of the General Agreement on
    Mutual Provision of Production Supplies and
    Ancillary Services and the Proposed Annual Caps
    Thereunder for the Three Years Ending 31 December
    2015                                                Management  For           Voted - For
2   To Approve the Renewal of the Provision of
    Engineering, Construction and Supervisory Services
    Agreement and the Proposed Annual Caps Thereunder
    for the Three Years Ending 31 December 2015         Management  For           Voted - For
3   To Approve the Renewal of the Xinan Aluminum Mutual
    Provision of Products and Services Framework
    Agreement and the Proposed Annual Caps Thereunder
    for the Three Years Ending 31 December 2015         Management  For           Voted - For
4   To Approve the Renewed Financial Services Agreement
    and the Proposed Maximum Daily Balance of the
    Deposit Service Thereunder for the Three Years from
    26 August 2012 to 25 August 2015                    Management  For           Voted - Against
Meeting Date: 27-Jun-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    200436 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0513/lt-n20130513213.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0607/lt-n20130607652.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0513/l-tn20130513223.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0-607/ltn20130607635.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Resolution in Relation
    to the Directors' Report for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Consider and Approve the Resolution in Relation
    to the Supervisory Committee's Report for the Year
    Ended 31 December 2012                              Management  For           Voted - For


366




    GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Consider and Approve the Resolution in Relation
    to the Independent Auditor's Report and the Audited
    Financial Report of the Company for the Year Ended
    31 December 2012                                     Management  For           Voted - For
4   To Consider and Approve the Resolution in Relation
    to the Non-distribution of Final Dividend and Non-
    Transfer of Reserves to Increase Share Capital       Management  For           Voted - For
5   To Consider and Approve the Resolution in Relation
    to the Re-appointment of Auditors and the
    Authorization to the Audit Committee of the Board
    to Fix Their Remuneration                            Management  For           Voted - For
6.1 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Xiong Weiping As the
    Executive Director of the Fifth Session of the Board Management  For           Voted - For
6.2 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Luo Jianchuan As the
    Executive Director of the Fifth Session of the Board Management  For           Voted - For
6.3 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Liu Xiangmin As the
    Executive Director of the Fifth Session of the Board Management  For           Voted - For
6.4 To Consider and Approve the Resolution in Relation
    to the Appointment of Mr. Jiang Yinggang As the
    Executive Director of the Fifth Session of the Board Management  For           Voted - For
6.5 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Liu Caiming As the
    Non-executive Director of the Fifth Session of the
    Board                                                Management  For           Voted - For
6.6 To Consider and Approve the Resolution in Relation
    to the Appointment of Mr. Wang Jun As the Non-
    Executive Director of the Fifth Session of the Board Management  For           Voted - For
6.7 To Consider and Approve the Resolution in Relation
    to the Appointment of Mr. Wu Jianchang As the
    Independent Non-executive Director of the Fifth
    Session of the Board                                 Management  For           Voted - For
6.8 To Consider and Approve the Resolution in Relation
    to the Appointment of Mr. Zhao Tiechui As the
    Independent Non-executive Director of the Fifth
    Session of the Board                                 Management  For           Voted - For
6.9 To Consider and Approve the Resolution in Relation
    to the Appointment of Mr. Ma Si-hang, Frederick As
    the Independent Non-executive Director of the Fifth
    Session of the Board                                 Management  For           Voted - For
7.1 To Consider and Approve the Resolution in Relation
    to the Appointment of Mr. Zhao Zhao As the
    Shareholder Representative Supervisor of the Fifth
    Session of the Supervisory Committee                 Management  For           Voted - Against
7.2 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Zhang Zhankui As the
    Shareholder Representative Supervisor of the Fifth
    Session of the Supervisory Committee                 Management  For           Voted - For
8   To Consider and Approve the Resolution in Relation
    to the Remuneration Standards for Directors and
    Supervisors of the Company for the Year 2013         Management  For           Voted - For


367




    GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   To Consider and Approve the Resolution in Relation
    to the Renewal of Liability Insurance for Year
    2013- 2014 for the Company's Directors, Supervisors
    and Other Senior Management Members                 Management  For           Abstain
10  To Consider and Approve the Resolution in Relation
    to the Possible Connected Transaction Regarding the
    Possible Disposal of the Aluminum Fabrication
    Interests of the Company to Chinalco; and the
    Chairman of the Board of Directors of the Company,
    Or Such Other Person As the Chairman of the Board
    of Directors of the Company May Authorize, is
    Hereby Authorized, Confirmed and Ratified to Handle
    All Relevant Matters Relating to the Disposal, and
    Do All Such Acts and Things, Execute and Amend All
    Such Documents As He/she Deems Necessary Or
    Appropriate                                         Management  For           Voted - For
11  To Consider and Approve the Resolution in Relation
    to the Proposed Disposal of the Assets of Northwest
    Aluminum Fabrication Branch of the Company to
    Chinalco; and the Chairman of the Board of
    Directors of the Company, Or Such Other Person As
    the Chairman of the Board of Directors of the
    Company May Authorize, is Hereby Authorized,
    Confirmed and Ratified to Handle All Relevant
    Matters Relating to the Disposal, and Do All Such
    Acts and Things, Execute and Amend All Such
    Documents As He/she Deems Necessary Or Appropriate  Management  For           Voted - For
12  To Consider and Approve the Resolution in Relation
    to the Proposed Disposal of Alumina Assets of
    Guizhou Branch of the Company to Chinalco; and the
    Chairman of the Board of Directors of the Company,
    Or Such Other Person As the Chairman of the Board
    of Directors of the Company May Authorize, is
    Hereby Authorized, Confirmed and Ratified to Handle
    All Relevant Matters Relating to the Disposal, and
    Do All Such Acts and Things, Execute and Amend All
    Such Documents As He/she Deems Necessary Or
    Appropriate                                         Management  For           Voted - For
13  To Consider and Approve the Resolution in Relation
    to the Extension of the Term of Provision of
    Guarantees to Chalco Hk for Foreign Currency
    Financing                                           Management  For           Voted - For
14  To Consider and Approve the Resolution in Relation
    to the Extension of the Term of Provision of
    Guarantees to Chalco Trading (hk) for Foreign
    Currency Financing                                  Management  For           Voted - For
15  To Consider and Approve the Resolution in Relation
    to the Provision of Guarantees to Ningxia Pv and
    Ningxia Silicon, the Subsidiaries of the Company,
    for Bank Loans                                      Management  For           Voted - For
16  To Consider and Approve the Resolution in Relation
    to the Proposed Transfer of Loans of the Company to
    Chinalco; and the Chairman of the Board of
    Directors of the Company, Or Such Other Person As
    the Chairman of the Board of Directors of the


368




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Company May Authorize, is Hereby Authorized,
    Confirmed and Ratified to Handle All Relevant
    Matters Relating to the Disposal, and Do All Such
    Acts and Things, Execute and Amend All Such
    Documents As He/she Deems Necessary Or Appropriate   Management  For           Voted - For
17  To Consider and Approve the Resolution in Relation
    to the Issuance of Debt Financing Instruments        Management  For           Voted - Against
18  To Consider and Approve the Resolution in Relation
    to the General Mandate to Issue Additional H Shares  Management  For           Voted - Against
19  To Consider and Approve the Resolution in Relation
    to the Issue of Overseas Perpetual Bond by Chalco Hk Management  For           Voted - Against
ANGANG STEEL COMPANY LTD
CUSIP: Y0132D105
Meeting Date: 30-Jan-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1217/ltn20121217202.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1217/ltn20121217194.p-df                        Non-Voting                Non-Voting
1   That the Assets Exchange Agreement and the
    Transactions Contemplated Thereunder be and are
    Hereby Approved, and the Directors of the Company
    be Authorised to Do Such Further Acts and Things
    and Execute Further Documents and Take All Such
    Steps Which in Their Opinion May be Necessary,
    Desirable Or Expedient to Implement And/or Give
    Effect to the Terms of the Assets Exchange Agreement Management  For           Voted - For
2   That the Share Transfer Agreement and the
    Transactions Contemplated Thereunder be and are
    Hereby Approved, and the Directors of the Company
    be Authorised to Do Such Further Acts and Things
    and Execute Further Documents and Take All Such
    Steps Which in Their Opinion May be Necessary,
    Desirable Or Expedient to Implement And/or Give
    Effect to the Terms of the Share Transfer Agreement  Management  For           Voted - For
3   That the Entrustment Agreement, the Transactions
    Contemplated Thereunder and the Proposed Annual
    Monetary Caps of Such Transactions for the Years
    Ending 31 December 2013, 2014 and 2015 be and are
    Hereby Approved, and the Directors of the Company
    be Authorised to Do Such Further Acts and Things
    and Execute Further Documents and Take All Such
    Steps Which in Their Opinion May be Necessary,
    Desirable Or Expedient to Implement And/or Give
    Effect to the Terms of the Entrustment Agreement     Management  For           Voted - For
4   That the Proposed Amendments to the Existing
    Articles of Association of the Company As Described
    in Resolution 4 of the Notice of Extraordinary
    General Meeting be and are Hereby Approved and
    Adopted: Articles 111, 240 and 61                    Management  For           Voted - For


369




                         GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
Meeting Date: 31-May-13  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0415/ltn201304151016.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0415/ltn201304151021.pdf                     Non-Voting                 Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company for 2012                   Management   For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for 2012       Management   For           Voted - For
3   To Consider and Approve the Auditor's Report for
    the Company for 2012                                Management   For           Voted - For
4   To Consider and Approve the Proposal for
    Distribution of Profits of the Company for 2012     Management   For           Voted - For
5   To Consider and Approve the Proposed Remuneration
    of the Directors and Supervisors of the Company for
    2012                                                Management   For           Voted - For
6   To Consider and Approve the Proposal for
    Appointment of Rsm China Certified Public
    Accountants (special General Partnership) As the
    Auditor of the Company for 2013 and to Authorize
    the Board of Directors to Determine Their
    Remunerations                                       Management   For           Voted - For
7   To Consider and Approve the 2014 Supply of
    Materials and Services Agreement and the
    Transactions Contemplated Thereunder, Including the
    Proposed Annual Monetary Caps of Transactions for
    the Years of 2014 and 2015                          Management   For           Voted - For
8   To Consider and Approve the 2014 Supply of
    Materials Agreement and the Transactions
    Contemplated Thereunder, Including the Proposed
    Annual Monetary Caps of Transactions for the Years
    of 2014 and 2015                                    Management   For           Voted - For
9   To Consider and Approve the 2014 Financial Services
    Agreement and the Transactions Contemplated
    Thereunder, Including the Proposed Annual Monetary
    Caps of Transactions for the Years of 2014 and 2015 Management   For           Voted - Against
10  To Consider and Approve the Proposed Bonds Issue As
    Described in Resolution 10 of the Notice of Annual
    General Meeting                                     Management   For           Voted - Against
    Please Note That This is A Revision Due to Change
    in Record Date. If You Have-already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You De-cide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                 Non-Voting
Meeting Date: 08-Jul-13  Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0523/ltn20130523735.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0523/ltn20130523733.pdf                        Non-Voting                 Non-Voting


370




    GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.1 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Executive Director of the Sixth Session of the
    Board of Directors of the Company: Mr. Zhang
    Xiaogang As an Executive Director of the Company    Management  For           Voted - Against
1.2 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Executive Director of the Sixth Session of the
    Board of Directors of the Company: Mr. Tang Fuping
    As an Executive Director of the Company             Management  For           Voted - Against
1.3 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Executive Director of the Sixth Session of the
    Board of Directors of the Company: Mr. Yang Hua As
    an Executive Director of the Company                Management  For           Voted - Against
1.4 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Executive Director of the Sixth Session of the
    Board of Directors of the Company: Mr. Chen Ming As
    an Executive Director of the Company                Management  For           Voted - Against
1.5 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Executive Director of the Sixth Session of the
    Board of Directors of the Company: Mr. Wang Yidong
    As an Executive Director of the Company             Management  For           Voted - Against
1.6 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Executive Director of the Sixth Session of the
    Board of Directors of the Company: Mr. Ma Lianyong
    As an Executive Director of the Company             Management  For           Voted - Against
2.1 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Independent Non-executive Director of the Sixth
    Session of the Board of Directors of the Company:
    Mr. Li Shijun As an Independent Non- Executive
    Director of the Company                             Management  For           Voted - For
2.2 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Independent Non-executive Director of the Sixth
    Session of the Board of Directors of the Company:
    Mr. Chen Fangzheng As an Independent Non-executive
    Director of the Company                             Management  For           Voted - For
2.3 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Independent Non-executive Director of the Sixth
    Session of the Board of Directors of the Company:
    Mr. Qu Xuanhui As an Independent Non-executive
    Director of the Company                             Management  For           Voted - For
2.4 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As an
    Independent Non-executive Director of the Sixth
    Session of the Board of Directors of the Company:
    Mr. Kwong Chi Kit, Victor As an Independent
    Non-executive Director of the Company               Management  For           Voted - For


371




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.1 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As A
    Shareholders Representative Supervisor of the Sixth
    Session of the Supervisory Committee of the
    Company: Mr. Su Wensheng As A Shareholders
    Representative Supervisor of the Company            Management  For           Voted - For
3.2 To Consider And, If Thought Fit, Approve the
    Appointment of Each of the Following Person As A
    Shareholders Representative Supervisor of the Sixth
    Session of the Supervisory Committee of the
    Company: Mr. Shan Mingyi As A Shareholders
    Representative Supervisor of the Company            Management  For           Voted - Against
4   To Consider And, If Thought Fit, Approve the
    Proposed Amendments to the Articles of Association
    of the Company As Set Out in the Circular of the
    Company Dated 24 May 2013                           Management  For           Voted - For
CHINA BLUECHEMICAL LTD
CUSIP: Y14251105
Meeting Date: 31-May-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    187692 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0415/ltn-20130415065.pdf
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0515/ltn2-0130515027.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0515/l-tn20130515023.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    the Directors of the Company (the ''board'') for
    the Year Ended 31 December 2012                     Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements and the Auditors' Report of the Company
    for the Year Ended 31 December 2012                 Management  For           Voted - For
4   To Consider and Approve the Proposal for
    Distribution of Profit of the Company for the Year
    Ended 31 December 2012 and the Declaration of the
    Company's Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
5   To Consider and Approve the Budget Proposals of the
    Company for the Year 2013                           Management  For           Voted - For


372




    GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Consider and Approve the Appointment of Deloitte
    Touche Tohmatsu Certified Public Accountants and
    Deloitte Touche Tohmatsu Certified Public
    Accountants LLP As the International and Domestic
    Auditors of the Company, Respectively, for A Term
    Until the Conclusion of the Next Annual General
    Meeting of the Company and to Authorise the Audit
    Committee of the Board to Determine Their
    Remuneration                                        Management  For           Voted - For
7   To Consider and Approve the Appointment of Mr. Wang
    Mingyang As the Supervisor of the Company, to
    Authorise the Chairman of the Board to Sign A
    Service Contract with Mr. Wang Mingyang for and on
    Behalf of the Company, and to Authorise the Board,
    Which in Turn Will Further Delegate the
    Remuneration Committee of the Board to Determine
    His Remuneration                                    Management  For           Voted - For
8   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company and to
    Authorise the Board to Deal with on Behalf of the
    Company the Relevant Filing and Amendments (where
    Necessary) Procedures and Other Related Issues
    Arising from the Amendments to the Articles of
    Association of the Company                          Management  For           Voted - For
9   To Consider and to Authorise the Granting of A
    General Mandate to the Board to Issue Domestic
    Shares and Overseas Listed Foreign Shares (h
    Shares): ''that: (a) the Board be and is Hereby
    Granted, During the Relevant Period (as Defined
    Below), A General and Unconditional Mandate to
    Separately Or Concurrently Issue, Allot And/or Deal
    with Additional Domestic Shares and Overseas Listed
    Foreign Shares (h Shares) of the Company, and to
    Make Or Grant Offers, Agreements Or Options Which
    Would Or Might Require Domestic Shares and Overseas
    Listed Foreign Shares (h Shares) to be Issued,
    Allotted And/or Dealt With, Subject to the
    Following Conditions: (i) Such Mandate Shall Not
    Extend Beyond the Relevant Period Save That the
    Board May During the Relevant Period Make Or Grant
    Offers, Agreements Or Options Which Might Require
    the Exercise of Such Powers After the End of the
    Relevant Period; (ii) the Number of the Domestic
    Shares and Overseas Listed Foreign Shares (h
    Shares) to be Issued, Allotted And/or Dealt with Or
    Agreed Conditionally Or Unconditionally to be
    Issued, Allotted And/or Dealt with by the Board
    Shall Not Exceed 20% of Each of Its Existing
    Domestic Shares and Overseas Listed Foreign Shares
    (h Shares) of the Company; and (iii) the Board Will
    Only Exercise Its Power Under Such Mandate in
    Accordance with the Company Law of the Prc and the
    Rules Governing the Listing of Securities on the
    Stock Exchange of Hong Kong Limited (as Amended
    from Time to Time) Or Applicable Laws, Rules and
    Regulations of Other Government Or Regulatory


373




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Bodies and Only If All Necessary Approvals from the
     China Securities Regulatory Commission And/or Other
     Relevant Prc Government Authorities are Obtained.
     (b) for the Purposes of This Special Resolution:
     ''relevant Period'' Means the Period from the
     Passing of This Special Resolution Until the
     Earliest Of: (i) the Conclusion of the Next Annual
     General Meeting of the Company Following the
     Passing of This Special Resolution; (ii) the
     Expiration of the 12-month Period Following the
     Passing of This Special Resolution; Or (iii) the
     Date on Which the Authority Granted to the Board As
     Set Out in This Special Resolution is Revoked Or
     Varied by A Special Resolution of the Shareholders
     of the Company in A General Meeting. (c) Contingent
     on the Board                                        Management  For           Voted - Against
CHINA HONGQIAO GROUP LTD, GRAND CAYMAN
CUSIP: G21150100
Meeting Date: 07-May-13 Meeting Type: Annual General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0321/ltn20130321393.pdf-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0321/ltn20130321385.pdf                        Non-Voting                Non-Voting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions. Thank
     You.                                                Non-Voting                Non-Voting
1    To Consider and Adopt the Audited Consolidated
     Financial Statements of the Company and the Reports
     of the Directors and the Auditors of the Company
     for the Year Ended 31 December 2012                 Management  For           Voted - For
2i   To Re-elect Ms. Zheng Shuliang As an Executive
     Director of the Company                             Management  For           Voted - Against
2ii  To Re-elect Mr. Qi Xingli As an Executive Director
     of the Company                                      Management  For           Voted - Against
2iii To Re-elect Mr. Yang Congsen As A Non- Executive
     Director of the Company                             Management  For           Voted - Against
2iv  To Re-elect Mr. Zhang Jinglei As A Non-executive
     Director of the Company                             Management  For           Voted - Against
2v   To Re-elect Mr. Xing Jian As an Independent Non-
     Executive Director of the Company                   Management  For           Voted - For
2vi  To Re-elect Mr. Chen Yinghai As an Independent
     Non-executive Director of the Company               Management  For           Voted - For
2vii To Re-elect Mr. Han Benwen As an Independent
     Non-executive Director of the Company               Management  For           Voted - For
2viii To Authorize the Board of Directors of the Company
     to Fix the Respective Directors' Remuneration       Management  For           Voted - For
3    To Re-appoint Deloitte Touche Tohmatsu As Auditors
     of the Company and to Authorize the Board of
     Directors of the Company to Fix Their Remuneration  Management  For           Voted - For


374




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Declare A Final Dividend of Hkd 26.0 Cents Per
    Share for the Year Ended 31 December 2012 to the
    Shareholders of the Company                         Management  For           Voted - For
5   To Give A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares Not
    Exceeding 10% of the Aggregate Nominal Amount of
    the Issued Share Capital of the Company As at the
    Date of Passing of This Resolution                  Management  For           Voted - For
6   To Give A General Mandate to the Directors of the
    Company to Issue, Allot and Deal with Additional
    Shares of the Company Not Exceeding 20% of the
    Aggregate Nominal Amount of the Issued Share
    Capital of the Company As at the Date of Passing of
    This Resolution                                     Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors of the Company to Issue, Allot and Deal
    with Additional Shares in the Share Capital of the
    Company by the Aggregate Nominal Amount of Shares
    Repurchased by the Company                          Management  For           Voted - Against
CHINA LUMENA NEW MATERIALS CORP
CUSIP: G2160B100
Meeting Date: 28-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0520/ltn20130520067.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0520/ltn20130520059.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Audited Consolidated
    Financial Statements and the Reports of the
    Directors of the Company and the Auditor for the
    Year Ended 31 December 2012                         Management  For           Voted - For
2   To Declare A Final Dividend of Hk7.49 Cents Per
    Share of the Company for the Year Ended 31 December
    2012 with Scrip Alternative                         Management  For           Voted - For
3.A To Re-elect Mr. Tan Jianyong As an Executive
    Director of the Company                             Management  For           Voted - For
3.B To Re-elect Mr. Gou Xinwu As an Executive Director
    of the Company                                      Management  For           Voted - For
3.C To Re-elect Mr. Xia Lichuan As an Independent
    Non-executive Director of the Company               Management  For           Voted - For
3.D To Authorise the Board of Directors of the Company
    to Fix the Remuneration of the Directors of the
    Company                                             Management  For           Voted - For
4   To Re-appoint Bdo Limited As the Company's Auditor
    and Authorise the Board of Directors of the Company
    to Fix Its Remuneration for the Year Ending 31
    December 2013                                       Management  For           Voted - For


375




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5.A To Grant A General Mandate to the Directors of the
    Company to Issue Additional Shares of the Company   Management  For           Voted - Against
5.B To Grant A General Mandate to the Directors of the
    Company to Repurchase Shares of the Company         Management  For           Voted - For
5.C To Extend the General Mandate Granted to the
    Directors of the Company to Issue Shares of the
    Company                                             Management  For           Voted - Against
CHINA MOLYBDENUM CO LTD, HENAN PROVINCE
CUSIP: Y1503Z105
Meeting Date: 17-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0629/ltn20120629800.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions
    .thank You.                                         Non-Voting                Non-Voting
1.a To Consider and Approve the Re-election of Mr. Duan
    Yuxian As an Executive Director of the Company to
    Hold Office with Effect from the Date of the
    Passing of This Resolution Until the Conclusion of
    the Company's Annual General Meeting ("agm") to be
    Held in 2015                                        Management  For           Voted - Against
1.b To Consider and Approve the Re-election of Mr. Li
    Chaochun As an Executive Director of the Company to
    Hold Office with Effect from the Date of the
    Passing of This Resolution Until the Conclusion of
    the Company's Agm to be Held in 2015                Management  For           Voted - Against
1.c To Consider and Approve the Re-election of Mr. Wu
    Wenjun As an Executive Director of the Company to
    Hold Office with Effect from the Date of the
    Passing of This Resolution Until the Conclusion of
    the Company's Agm to be Held in 2015                Management  For           Voted - Against
1.d To Consider and Approve the Re-election of Mr. Li
    Faben As an Executive Director of the Company to
    Hold Office with Effect from the Date of the
    Passing of This Resolution Until the Conclusion of
    the Company's Agm to be Held in 2015                Management  For           Voted - Against
1.e To Consider and Approve the Re-election of Mr. Wang
    Qinxi As an Executive Director of the Company to
    Hold Office with Effect from the Date of the
    Passing of This Resolution Until the Conclusion of
    the Company's Agm to be Held in 2015                Management  For           Voted - Against
1.f To Consider and Approve the Re-election of Mr.
    Zhang Yufeng As A Non-executive Director of the
    Company to Hold Office with Effect from the Date of
    the Passing of This Resolution Until the Conclusion
    of the Company's Agm to be Held in 2015             Management  For           Voted - Against
1.g To Consider and Approve the Re-election of Mr. Shu
    Hedong As A Non-executive Director of the Company
    to Hold Office with Effect from the Date of the
                                                        376





                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Passing of This Resolution Until the Conclusion of
    the Company's Agm to be Held in 2015                Management  For           Voted - Against
1.h To Consider and Approve the Authorisation of the
    Board to Fix the Remuneration of Each of the Re-
    Elected Directors of the Company                    Management  For           Voted - For
2.a To Consider and Approve the Re-election of Mr. Yin
    Dongfang As A Supervisor of the Company to Hold
    Office with Effect from the Date of the Passing of
    This Resolution Until the Conclusion of the
    Company's Agm to be Held in 2015                    Management  For           Voted - Against
2.b To Consider and Approve the Re-election of Mr.
    Zhang Zhenhao As A Supervisor of the Company to
    Hold Office with Effect from the Date of the
    Passing of This Resolution Until the Conclusion of
    the Company's Agm to be Held in 2015                Management  For           Voted - For
2.c To Consider and Approve the Authorisation of the
    Board to Fix the Remuneration of Each of the Re-
    Elected Supervisors of the Company                  Management  For           Voted - For
3.a To Consider and Approve the Election of Mr. Xu Shan
    As an Independent Non-executive Director of the
    Company to Hold Office with Effect from the Date of
    the Passing of This Resolution Until the Conclusion
    of the Company's Agm to be Held in 2015             Management  For           Voted - For
3.b To Consider and Approve the Election of Mr. Bai
    Yanchun As an Independent Non-executive Director of
    the Company to Hold Office with Effect from the
    Date of the Passing of This Resolution Until the
    Conclusion of the Company's Agm to be Held in 2015  Management  For           Voted - For
3.c To Consider and Approve the Election of Mr. Cheng
    Gordon As an Independent Non-executive Director of
    the Company to Hold Office with Effect from the
    Date of the Passing of This Resolution Until the
    Conclusion of the Company's Agm to be Held in 2015  Management  For           Voted - For
3.d To Consider and Approve the Election of Mr. Xu Xu
    As an Independent Non-executive Director of the
    Company to Hold Office with Effect from the Date of
    the Passing of This Resolution Until the Conclusion
    of the Company's Agm to be Held in 2015             Management  For           Voted - For
3.e To Consider and Approve the Authorisation of the
    Board to Fix the Remuneration of Each of the
    Independent Non-executive Directors of the Company  Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 21-Dec-12 Meeting Type: Class Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Proxy and Company Notices are
    Available by Clicking On-the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1104/ltn20121104017.pdf,-htt-
                                                        377





                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    P://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1104/ltn20121104013.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1204/ltn201212041334.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Grant of General
    Mandate to the Board to Repurchase H Shares         Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 21-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1104/ltn20121104005.pdf A-nd
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1104/ltn20121104015.pd-f                       Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Deloitte
    Touche Tohmatsu Cpa Ltd. As the Sole Auditors of
    the Company to Hold Office Until the Conclusion of
    the Next Annual General Meeting of the Company and
    to Authorise the Board to Fix Their Remuneration,
    and the Cessation of Appointment of Deloitte Touche
    Tohmatsu, Certified Public Accountants As the
    Overseas Auditors of the Company                    Management  For           Voted - For
2   To Consider and Approve the Proposed Distribution
    of Interim Dividend                                 Management  For           Voted - For
3   To Consider and Approve the Proposed Amendments to
    the Articles of Association Set Out in the
    Circular, and to Authorise the Board to Deal with
    on Behalf of the Company the Relevant Application,
    Approval, Registration, Filing and Other Related
    Procedures Or Issues and to Make Further Amendment
    (where Necessary) Pursuant to the Requirements of
    the Relevant Governmental Or Regulatory Authorities
    Arising from the Amendments to the Articles of
    Association                                         Management  For           Voted - Against
4   To Consider and Approve the Proposed Amendments to
    Rules for Board Meetings Set Out in the Circular,
    and to Authorise the Board to Make Any Necessary,
    Appropriate and Relevant Adjustment to Rules for
    Board Meetings in Accordance with the Mandatory
    Requirements of the Relevant Laws, Rules and
    Regulations As Updated from Time to Time, Comments
    from the Relevant Governmental Or Regulatory
    Authorities and the Actual Circumstances of the
    Company; and to Authorise the Board to Deal with on
    Behalf of the Company the Relevant Application,
    Approval, Registration, Filing and Other Related
    Procedures Or Issues and to Make Further Amendment
    (where Necessary) Pursuant to the Requirements of


378




                         GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Relevant Governmental Or Regulatory Authorities
    Arising from the Amendments to Rules for Board
    Meetings                                            Management  For           Voted - For
5   To Consider and Approve the Grant of General
    Mandate to the Board to Repurchase H Shares         Management  For           Voted - For
Meeting Date: 07-Jun-13  Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    191556 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0421/ltn-20130421089.pdf
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0515/ltn2-0130515684.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0515/l-tn20130515664.pdf                       Non-Voting                Non-Voting
1   To Receive and Consider the Financial Statements of
    the Company for the Year 2012                       Management  For           Voted - For
2   To Receive and Consider the Financial Report of the
    Company for the Year 2012                           Management  For           Voted - For
3   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year 2012               Management  For           Voted - For
4   To Receive and Consider the Report of the Board for
    the Year 2012                                       Management  For           Voted - For
5   To Receive and Consider the Report of the
    Supervisory Committee of the Company for the Year
    2012                                                Management  For           Voted - For
6   To Receive and Consider the Annual Report of the
    Company for the Year 2012                           Management  For           Voted - For
7   To Consider and Approve the Re-appointment of the
    Auditors of the Company for the Year 2013 and to
    Authorise the Board to Determine Its Remuneration   Management  For           Voted - For
8   To Consider and Approve the Proposed Purchase of
    Liability Insurance for the Directors, Supervisors
    and Senior Management of the Company                Management  For           Voted - For
9   To Consider and Approve the Proposed Amendments to
    the Company's Rules for Management of Provision of
    Securities to Third Parties                         Management  For           Voted - For
10  To Consider and Approve the Proposed Amendments to
    the Company's Rules for Management of Funds Raised
    from Capital Markets                                Management  For           Voted - For
11  To Consider and Approve the Proposed Amendments to
    the Company's Rules for External Investment
    Management                                          Management  For           Voted - For
12  To Consider and Approve the Proposed Cessation of
    Investments in Certain A Share Issue Projects       Management  For           Voted - For
13  To Consider and Approve the Budget Report           Management  For           Voted - For
                                                        379





                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
14  To Consider and Approve the Proposed Amendments to
    the Articles of Association                         Management  For           Voted - For
15  To Consider and Approve the Proposed Appointment of
    Ms. Gu Meifeng As an Executive Director of the
    Third Session of the Board, with the Term of Office
    from the Date of Passing of This Resolution to the
    Conclusion of the Annual General Meeting to be Held
    in 2015 and to Authorise the Board to Determine the
    Remuneration of Ms. Gu Meifeng                      Management  For           Voted - For
16  To Consider and Approve the Proposed Grant of the
    General Mandate to the Board to Repurchase H Shares Management  For           Voted - For
17  To Consider and Approve the Proposed Grant of
    General Mandate to the Board to Issue Inter-bank
    Medium-term Notes and Short-term Financing Bonds    Management  For           Voted - For
18  To Consider and Approve the Proposed Authorisation
    to the Board to Issue Overseas Debt Financing
    Instruments                                         Management  For           Voted - For
19  To Consider and Approve the Proposed Grant of
    General Mandate to the Board to Issue Debt
    Financing Notes Through Private Placement           Management  For           Voted - For
Meeting Date: 07-Jun-13 Meeting Type: Class Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0421/ltn20130421091.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0421/ltn20130421101.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Grant of the
    General Mandate to the Board to Repurchase H Shares Management  For           Voted - For
CHINA RARE EARTH HOLDINGS LTD
CUSIP: G21089100
Meeting Date: 06-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0423/ltn20130423143.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0423/ltn20130423099.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries for the Year Ended 31 December 2012
    and the Directors' Report and the Independent
    Auditor's Report Thereon                            Management  For           Voted - For
2A  To Re-elect Mr. Jiang Quanlong As an Executive
    Director                                            Management  For           Voted - For
                                                        380





                         GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2B  To Re-elect Mr. Jin Zhong As an Independent Non-
    Executive Director                                  Management  For           Voted - For
2C  To Re-elect Mr. Wang Guozhen As an Independent
    Non-executive Director                              Management  For           Voted - For
2D  To Authorise the Board of Directors to Fix the
    Directors' Remuneration                             Management  For           Voted - For
3   To Appoint Crowe Horwath (hk) Cpa Limited in Place
    of the Retiring Auditor, Ccif Cpa Limited As
    Auditor and to Authorise the Board of Directors to
    Fix Its Remuneration                                Management  For           Voted - For
4   To Give A General Mandate to the Directors to
    Allot, Issue and Deal with Unissued Shares Not
    Exceeding 20% of the Issued Share Capital of the
    Company                                             Management  For           Voted - Against
5   To Give A General Mandate to the Directors to
    Repurchase Shares of the Company Not Exceeding 10%
    of the Issued Share Capital of the Company          Management  For           Voted - For
6   To Extend the General Mandate Granted to the
    Directors to Allot, Issue and Deal with Additional
    Shares of an Amount Not Exceeding the Amount of
    Shares Repurchased by the Company                   Management  For           Voted - Against
CHINA VANADIUM TITANO-MAGNETITE MINING CO LTD
CUSIP: G21132108
Meeting Date: 14-May-13  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411193.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411188.pdf                        Non-Voting                Non-Voting
1   To Consider and Adopt the Audited Financial
    Statements of the Company and Its Subsidiaries for
    the Year Ended 31 December 2012, Directors' Report
    and Independent Auditors' Report                    Management  For           Voted - For
2.a To Re-elect Mr. Teo Cheng Kwee As A Non- Executive
    Director of the Company ("director")                Management  For           Voted - For
2.b To Re-elect Mr. Yu Haizong As an Independent
    Non-executive Director                              Management  For           Voted - For
2.c To Re-elect Mr. Gu Peidong As an Independent
    Non-executive Director                              Management  For           Voted - Against
3   To Authorise the Board of Directors (the "board")
    to Fix the Directors' Remuneration for the Year
    Ending 31 December 2013                             Management  For           Voted - For
4   To Re-appoint Ernst & Young As the Auditors and to
    Authorise the Board to Fix Their Remuneration       Management  For           Voted - For
5   To Grant A General Mandate to the Board to Allot,
    Issue and Deal with the Company's Additional Shares
    As Set Out in Resolution No. 5 of the Notice        Management  For           Voted - Against


381




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
6    To Grant A General Mandate to the Board to
     Repurchase the Company's Shares As Set Out in
     Resolution No. 6 of the Notice                       Management  For           Voted - For
7    To Extend the General Mandate to the Board to
     Allot, Issue and Deal with Such Number of
     Additional Shares As May be Repurchased by the
     Company As Set Out in Resolution No. 7 of the Notice Management  For           Voted - Against
Meeting Date: 15-May-13 Meeting Type: Court Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolution "1".
     Thank You.                                           Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0416/ltn20130416309.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0416/ltn20130416347.pdf                         Non-Voting                Non-Voting
1    For the Purposes of Considering And, If Thought
     Fit, Approving (with Or Without Modifications) the
     Scheme of Arrangement Referred to in the Notice of
     the Court Meeting (the "scheme") and at the Court
     Meeting (and at Any Adjournment Thereof)             Management  For           Voted - For
     Please Note That This is A Revision Due to Change
     in Record Date from 10th May-to 09th May. If You
     Have Already Sent in Your Votes, Please Do Not
     Return Thi-s Proxy Form Unless You Decide to Amend
     Your Original Instructions. Thank You.               Non-Voting                Non-Voting
Meeting Date: 15-May-13 Meeting Type: ExtraOrdinary General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for All Resolutions.
     Thank You.                                           Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0416/ltn20130416331.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0416/ltn20130416299.pdf                         Non-Voting                Non-Voting
1(a) To Approve the Reduction of the Issued Share
     Capital of the Company on the Effective Date (as
     Defined in the Scheme of Arrangement Dated 16 April
     2013 (the "scheme of Arrangement")) Pursuant to the
     Scheme of Arrangement by the Cancellation and
     Extinguishment of the Scheme Shares (as Defined in
     the Scheme of Arrangement)                           Management  For           Voted - For
1(b) To Authorise the Directors of the Company to Do All
     Acts and Things Considered by Them to be Necessary
     Or Desirable in Connection with the Implementation
     of the Scheme of Arrangement and the Reduction of
     Capital Pursuant to the Scheme of Arrangement,
     Including (without Limitation) Giving Consent to
     Any Modification Of, Or Addition To, the Scheme of
     Arrangement Or the Reduction of Capital Which the
     Grand Court of the Cayman Islands May See Fit to
     Impose                                               Management  For           Voted - For
                                                          382





                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2(a) To Approve the Restoration of the Issued Share
     Capital of the Company to Its Former Amount by
     Allotting and Issuing to the Offeror (as Defined in
     the Scheme of Arrangement), Credited As Fully Paid
     at Par, the Same Number of Ordinary Shares of Hkd
     0.10 Each in the Share Capital of the Company As
     the Number of Scheme Shares Cancelled and
     Extinguished (subject to and Simultaneously with
     the Cancellation and Extinguishment of the Scheme
     Shares Referred to in Resolution 1(a) Taking Effect) Management  For           Voted - For
2(b) To Approve the Application of the Credit Arising in
     the Books of Account of the Company Consequent Upon
     the Reduction of Its Issued Share Capital Resulting
     from the Cancellation and Extinguishment of the
     Scheme Shares Referred to in Resolution 1(a) in
     Paying Up in Full at Par the Shares Allotted and
     Issued to the Offeror Pursuant to Resolution 2(a)    Management  For           Voted - For
3    To Approve the Deposit and Maintenance of the
     Deposit Amount (as Defined in the Scheme of
     Arrangement) by the Company in the Bank Accounts
     (as Defined in the Scheme of Arrangement)            Management  For           Voted - For
     Please Note That This is A Revision Due to Change
     in Record Date from 10th May-to 09th May. If You
     Have Already Sent in Your Votes, Please Do Not
     Return Thi-s Proxy Form Unless You Decide to Amend
     Your Original Instructions. Thank You.               Non-Voting                Non-Voting
CITIC PACIFIC LTD, HONG KONG
CUSIP: Y1639J116
Meeting Date: 16-May-13 Meeting Type: Annual General Meeting
     Please Note in the Hong Kong Market That A Vote of
     "abstain" Will be Treated-the Same As A "take No
     Action" Vote.                                        Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0402/ltn201304021329.pdf-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0402/ltn201304021210.pdf                        Non-Voting                Non-Voting
1    To Adopt the Audited Accounts and the Reports of
     the Directors and the Auditor for the Year Ended 31
     December 2012                                        Management  For           Voted - For
2    To Declare A Final Dividend for the Year Ended 31
     December 2012                                        Management  For           Voted - For
3.a  To Re-elect Mr. Chang Zhenming As Director           Management  For           Voted - For
3.b  To Re-elect Mr. Vernon Francis Moore As Director     Management  For           Voted - For
3.c  To Re-elect Mr. Liu Jifu As Director                 Management  For           Voted - For
3.d  To Re-elect Mr. Yin Ke As Director                   Management  For           Voted - Against
3.e  To Re-elect Dr. Xu Jinwu As Director                 Management  For           Voted - For
4    To Appoint KPMG As Auditor of the Company and Its
     Subsidiaries, to Hold Office Until the Conclusion
     of the Next Annual General Meeting, and to


383




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Authorise the Board of Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Issue and Dispose of Additional Shares Not
    Exceeding 20% of the Issued Share Capital of the
    Company As at the Date of This Resolution           Management  For           Voted - Against
6   To Grant A General Mandate to the Directors to
    Purchase Or Otherwise Acquire Shares in the Capital
    of the Company Not Exceeding 10% of the Issued
    Share Capital of the Company As at the Date of This
    Resolution                                          Management  For           Voted - For
DONGYUE GROUP LTD
CUSIP: G2816P107
Meeting Date: 20-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411223.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411201.pdf                        Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements of the Company
    and Its Subsidiaries and the Reports of the
    Directors and Auditors for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2A  To Re-elect Mr. Zhang Jianhong As an Executive
    Director of the Company                             Management  For           Voted - For
2B  To Re-elect Mr. Liu Chuanqi As an Executive
    Director of the Company                             Management  For           Voted - For
2C  To Re-elect Mr. Ting Leung Huel, Stephen As an
    Independent Non-executive Director of the Company   Management  For           Voted - For
2D  To Re-elect Dr. Wu Tao As an Executive Director of
    the Company                                         Management  For           Voted - For
3   To Authorize the Board of Directors of the Company
    to Fix the Directors' Remuneration                  Management  For           Voted - For
4   To Re-appoint Deloitte Touche Tohmatsu As Auditors
    of the Company and to Authorize the Board of
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
5   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
6A  To Grant General Mandate to the Directors to Issue
    New Shares of the Company                           Management  For           Voted - Against
6B  To Grant General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For
6C  To Extend the General Mandate to Issue New Shares
    of the Company by Adding the Number of the Shares
    Repurchased                                         Management  For           Voted - Against


384




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
FUFENG GROUP LTD
CUSIP: G36844119
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for All Resolutions.
     Thank You.                                          Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0419/ltn20130419458.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0419/ltn20130419446.pdf                        Non-Voting                Non-Voting
1    To Receive, Consider and Adopt the Audited
     Consolidated Financial Statements of the Company
     and Its Subsidiaries and the Reports of the
     Directors and Auditor for the Year Ended 31
     December 2012                                       Management  For           Voted - For
2I   To Re-elect Mr. Li Xuechun As Executive Director    Management  For           Voted - For
2II  To Re-elect Mr. Chen Yuan As Executive Director     Management  For           Voted - For
2III To Re-elect Mr. Li Guangyu As Executive Director    Management  For           Voted - For
2IV  To Re-elect Ms. Zheng Yu As Independent Non-
     Executive Director                                  Management  For           Voted - For
2V   To Authorise the Directors to Fix the Remuneration
     of the Re-elected Directors                         Management  For           Voted - For
3    To Re-appoint PricewaterhouseCoopers As Auditor of
     the Company and to Authorise the Board of Directors
     to Fix Its Remuneration                             Management  For           Voted - For
4A   To Grant A General Mandate to the Directors to
     Issue Shares of the Company                         Management  For           Voted - Against
4B   To Grant A General Mandate to the Directors to
     Repurchase Shares of the Company                    Management  For           Voted - For
4C   To Extend the General Mandate to Issue Shares by
     Adding Repurchased Shares Thereto                   Management  For           Voted - Against
GULF RESOURCES, INC.
CUSIP: 40251W309 TICKER: GURE
Meeting Date: 16-Oct-12 Meeting Type: Annual
1    Director                                            Management
1    Ming Yang                                           Management  For           Voted - For
2    Xiaobin Liu                                         Management  For           Voted - For
3    Naihui Miao                                         Management  For           Voted - For
4    Nan Li                                              Management  For           Voted - For
5    Yang Zou                                            Management  For           Voted - For
6    Shi Tong Jiang                                      Management  For           Voted - For
7    Tengfei Zhang                                       Management  For           Voted - For
2    To Ratify the Appointment of Morison Cogen LLP,
     Independent Public Accountants, As the Auditor of
     the Company for the Year 2012.                      Management  For           Voted - For
3    Advisory Vote on Executive Compensation.            Management  For           Voted - For


385




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD, GRA
CUSIP: G44403106
Meeting Date: 26-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    in Favor Or Against for All-resolutions. Thank You.  Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0526/ltn20130526027.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0526/ltn20130526023.pdf                       Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements and the Reports of the
    Directors of the Company and the Auditors of the
    Company for the Year Ended 31 December 2012          Management  For           Voted - For
2   To Re-elect Mr. Sun Jiankun As an Executive Director Management  For           Voted - For
3   To Re-elect Huang Rongseng As an Independent
    Non-executive Director                               Management  For           Voted - For
4   To Authorise the Board of Directors to Fix the
    Remuneration of the Directors of the Company         Management  For           Voted - For
5   To Re-appoint Deloitte Touche Tohmatsu As the
    Auditors of the Company and to Authorise the Board
    of Directors to Fix Their Remuneration               Management  For           Voted - Against
6   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue Or Otherwise Deal with the
    Company's New Shares                                 Management  For           Voted - Against
7   To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares           Management  For           Voted - For
8   To Extend the General Mandate Granted to the
    Directors to Issue Shares by the Nominal Amount of
    the Shares Repurchased                               Management  For           Voted - Against
HUNAN NONFERROUS METALS CORPORATION LTD
CUSIP: Y3767E109
Meeting Date: 28-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0712/ltn20120712050.pdf                         Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions
    .thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the Sale and Purchase
    Agreement and the Transactions Contemplated
    Thereunder, and to Authorise the Director(s) to Do
    All Such Acts and Things and Execute All Such
    Documents in Relation Thereto                        Management  For           Voted - Against
2   To Consider And, If Thought Fit, to Approve the
    Amendments to the Articles 95 (11), 95(25), 95(26)
    of Association of the Company (the ''articles of
    Association'') As Specified                          Management  For           Voted - For


386




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That This is A Revision Due to Change
    in Text of Resolution 2. If-you Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form
    Unle-ss You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 19-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0902/ltn20120902026.pdf                      Non-Voting                Non-Voting
1.a That: the Renewed Mutual Supply Agreement Dated 24
    August 2012 (copy of Which is Tabled at the Meeting
    and Marked "a" and Initialed by the Chairman of the
    Meeting for Identification Purposes), the Terms
    Thereof and the Non-exempt Connected Transaction
    Contemplated Thereunder be and are Hereby Approved,
    Ratified and Confirmed                              Management  For           Voted - For
1.b That: the Proposed Annual Caps As Set Out in the
    Announcement and Any Amendments Thereto, If Any, in
    Relation to the Renewed Mutual Supply Agreement for
    the Three Financial Years Ending on 31 December
    2015 be and are Hereby Approved                     Management  For           Voted - For
2.a That: the Futures Contract Dated 24 August 2012
    (copy of Which is Tabled at the Meeting and Marked
    "b" and Initialed by the Chairman of the Meeting
    for Identification Purposes), the Terms Thereof and
    the Non-exempt Connected Transaction Contemplated
    Thereunder be and are Hereby Approved, Ratified and
    Confirmed                                           Management  For           Voted - For
2.b That: the Proposed Annual Caps As Set Out in the
    Announcement and Any Amendments Thereto, If Any, in
    Relation to the Security Deposit Contemplated Under
    the Futures Contract for the Three Financial Years
    Ending on 31 December 2015 be and are Hereby
    Approved                                            Management  For           Voted - For
Meeting Date: 20-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0326/ltn20130326776.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0326/ltn20130326792.pdf                      Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    the Company for the Year 2012                       Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2012                                                Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for the Year 2012         Management  For           Voted - For
                                                        387





                         GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Consider and Approve the Re-appointment of Baker
    Tilly Hong Kong Limited As the International
    Auditor and Baker Tilly China LLP As the Domestic
    Auditor of the Company for the Year 2013 and to
    Authorise the Board of Directors (the 'board') of
    the Company to Determine Their Remuneration         Management  For           Voted - For
5   To Consider and Elect the Appointment of Mr. Yang
    Guang As Non-executive Directors of the Board of
    Directors Due to Expiry of His Terms of Office and
    He Shall be Eligible for Re-election by
    Shareholders Upon the End of the Term According to
    the Articles of Association of the Company          Management  For           Voted - Against
6   To Consider and Approve Other Matters, If Any       Management  For           Voted - Against
7   To Grant to the Board an Unconditional General
    Mandate to Allot, Issue and Deal with New Domestic
    Shares ("domestic Shares") and Overseas Listed
    Foreign Shares ("h Shares")                         Management  For           Voted - Against
    Please Note That This is A Revision Due to Receipt
    of Auditors Name in Resolut-ion 4. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy-form Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
JIANGXI COPPER CO LTD
CUSIP: Y4446C100
Meeting Date: 14-Jun-13  Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/lt-n201304251284.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/l-tn201304251276.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/05-22/ltn20130522485.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board') for the Year
    of 2012                                             Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    of 2012                                             Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements and the Auditors' Report of the Company
    for the Year of 2012                                Management  For           Voted - For
4   To Consider and Approve the Proposal for
    Distribution of Profit of the Company for the Year
    of 2012                                             Management  For           Voted - For
5   To Consider and Approve the Plan of Incentive Award
    Fund Reserve for Senior Management for the Year of
    2012 and to Authorise Two Directors of the Company
    to Form A Sub-committee of the Directors of the
    Company to Determine the Reward for Each Senior
    Management in Accordance Therewith                  Management  For           Voted - For


388




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
6    To Appoint Deloitte Touche Tohmatsu Certified
     Public Accountants LLP (special General
     Partnership) and Deloitte Touche Tohmatsu As the
     Company's Domestic and Overseas Auditors for the
     Year of 2013, Respectively and to Authorise the
     Board to Determine Their Remunerations and Any One
     Executive Director of the Company to Enter Into the
     Service Agreement and Any Other Related Documents
     with Deloitte Touche Tohmatsu Certified Public
     Accountants LLP (special General Partnership) and
     Deloitte Touche Tohmatsu                            Management  For           Voted - For
7.i  To Elect the Director of the Company (the
     "director"): Long Ziping                            Management  For           Voted - For
7.ii To Elect the Director of the Company (the
     "director"): Liu Fangyun                            Management  For           Voted - For
8    To Authorise the Board to Enter Into Service
     Contract and Letter of Appointment with Each of the
     Newly Appointed Executive Directors Subject to Such
     Terms and Conditions As the Board Shall Think Fit
     and to Do All Such Acts and Things to Give Effect
     to Such Matters                                     Management  For           Voted - For
9    To Elect Mr. Hu Qingwen ("mr. Hu") As A Supervisor
     of the Company                                      Management  For           Voted - Against
10   To Authorise the Supervisory Committee of the
     Company to Enter Into Service Contract and Letter
     of Appointment with Mr. Hu Subject to Such Terms
     and Conditions As the Supervisory Committee of the
     Company Shall Think Fit and to Do All Such Acts and
     Things to Give Effect to Such Matters               Management  For           Voted - For
11   To Give A General Mandate to the Board to Issue New
     H Shares of Not More Than 20% of the Total H Shares
     in Issue As at the Date of the Annual General
     Meeting                                             Management  For           Voted - Against
12   To Approve the Amendments to the Articles of
     Association of the Company: Article 164 and 167     Management  For           Voted - For
13   To Approve the Adoption of "jiangxi Copper Company
     Limited - Dividend Distribution Policy and 3-year
     Plan for Shareholder's Return                       Management  For           Voted - For
     Please Note That This is A Revision Due to Change
     in Meeting Date from 11 June-2013 to 14 June 2013.
     If You Have Already Sent in Your Votes, Please Do
     Not R-eturn This Proxy Form Unless You Decide to
     Amend Your Original Instructions. T-hank You.       Non-Voting                Non-Voting
KINGBOARD LAMINATES HOLDINGS LTD
CUSIP: G5257K107
Meeting Date: 06-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for All Resolutions.
     Thank You                                           Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/


389




    GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    2013/0401/ltn20130401144.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0401/ltn20130401140.pdf                        Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Directors' Report and the
    Independent Auditor's Report Thereon for the Year
    Ended 31 December 2012                              Management  For           Voted - For
2   To Declare A Final Dividend                         Management  For           Voted - For
3A  To Re-elect Mr. Cheung Kwok Keung As Executive
    Director of the Company                             Management  For           Voted - Against
3B  To Re-elect Mr. Cheung Kwok Ping As Executive
    Director of the Company                             Management  For           Voted - Against
3C  To Re-elect Mr. Lo Ka Leong As A Non-executive
    Director of the Company                             Management  For           Voted - Against
3D  To Re-elect Mr. Mok Yiu Keung, Peter As an
    Independent Non-executive Director of the Company   Management  For           Voted - For
3E  To Authorise the Board of Directors of the Company
    to Fix the Directors' Remuneration                  Management  For           Voted - For
4   To Re-appoint Auditors and to Authorise the Board
    of Directors to Fix Their Remuneration              Management  For           Voted - For
5A  That: (a) Subject to Paragraph (c) of This
    Resolution, the Exercise by the Directors of the
    Company ("directors") During the Relevant Period
    (as Hereinafter Defined) of All the Powers of the
    Company to Allot, Issue and Deal with Additional
    Shares of the Company ("shares") Or Securities
    Convertible Into Shares, Or Options, Warrants Or
    Similar Rights to Subscribe for Any Shares, and to
    Make Or Grant Offers, Agreements and Options Which
    Might Require the Exercise of Such Power be and is
    Hereby Generally And                                Management  For           Voted - Against
    Contd of the Relevant Period; (c) the Aggregate
    Nominal Amount of Share-capital Allotted Or Agreed
    Conditionally Or Unconditionally to be
    Allotted-(whether Pursuant to an Option Or
    Otherwise) by the Directors Pursuant to The-
    Approval Given in Paragraph (a) of This Resolution,
    Otherwise Than Pursuant-to: (i) A Rights Issue (as
    Hereinafter Defined); (ii) the Exercise of
    Rights-of Subscription Or Conversion Under the
    Terms of Any Warrants Issued by The- Company Or Any
    Securities Which are Convertible Into Shares; (iii)
    The-exercise of Any Option Scheme Or Similar
    Arrangement for the Time Being-adopted for the
    Grant Or Issue to the Officers And/or Employees of
    The-company And/or Any of Its Subsidiaries of
    Shares Or Rights to Acquire Shares;-or (iv) Any
    Scrip Dividend Or Similar Arrangement Providing for
    the Allotment-of Contd                              Non-Voting                Non-Voting
    Contd Shares in Lieu of the Whole Or Part of A
    Dividend on Shares In-accordance with the Articles
    of Association of the Company; Shall Not Exceed-20
    Per Cent of the Aggregate Nominal Amount of the
    Share Capital of The-company in Issue at the Date
    of Passing This Resolution and the Said


390




GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Approval-shall be Limited Accordingly; (d) Subject
to the Passing of Each of The-paragraphs (a), (b)
and (c) of This Resolution, Any Prior Approvals of
The-kind Referred to in Paragraphs (a), (b) and (c)
of This Resolution Which Had-been Granted to the
Directors and Which are Still in Effect be and are
Hereby-revoked; and (e) for the Purpose of This
Resolution: "relevant Period" Means-the Period from
the Passing of This Resolution Until Whichever is
the Earlier-of: (i) the Conclusion of the Next
Annual General Meeting of the Company;-(ii) Contd   Non-Voting                Non-Voting
Contd the Expiration of the Period Within Which the
Next Annual General-meeting of the Company is
Required by Any Applicable Laws Or the Articles
Of-association of the Company to be Held; and (iii)
the Revocation Or Variation-of the Authority Given
Under This Resolution by an Ordinary Resolution of
The-shareholders of the Company in General Meeting;
and "rights Issue" Means The- Allotment, Issue Or
Grant of Shares Pursuant to an Offer of Shares Open
for A-period Fixed by the Directors to Holders of
Shares Or Any Class                                 Non-Voting                Non-Voting
Contd Restrictions Or Obligations Under the Laws
Of, Or the Requirements Of-any Recognised
Regulatory Body Or Stock Exchange in Any Territory
Outside-hong Kong)                                  Non-Voting                Non-Voting
5B That: (a) Subject to Paragraph (b) of This
Resolution, the Exercise by the Directors During
the Relevant Period (as Hereinafter Defined) of All
the Powers of the Company to Repurchase Shares Or
Securities Convertible Into Shares on the Stock
Exchange of Hong Kong Limited ("stock Exchange") Or
on Any Other Stock Exchange on Which the Securities
of the Company May be Listed and Recognized for
This Purpose by the Securities and Futures
Commission of Hong Kong and the Stock Exchange
Under the Hong Kong Code on Share Repurchases And,
Subject to and in Accordance with All Applicable
Laws and Regulations, be and is Hereby Generally
and Unconditionally Approved; (b) the Aggregate
Nominal Amount of the Securities Which May be
Repurchased by the Company Pursuant to Paragraph
(a) of This Resolution During the Relevant Period
Shall Contd                                         Management  For           Voted - For
Contd Not Exceed 10% of the Aggregate Nominal
Amount of the Share Capital Of-the Company in Issue
at the Date of the Passing of This Resolution and
The-approval Granted Under Paragraph (a) of This
Resolution Shall be Limited- Accordingly; (c)
Subject to the Passing of Each of the Paragraphs
(a) and (b)-of This Resolution, Any Prior Approvals
of the Kind Referred to in Paragraphs-(a) and (b)
of This Resolution Which Had Been Granted to the
Directors And-which are Still in Effect be and are
Hereby Revoked; and (d) for the Purpose-of This
Resolution: "relevant Period" Means the Period from


391




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Passing Of-this Resolution Until Whichever is
    the Earlier Of: (i) the Conclusion of The-next
    Annual General Meeting of the Company; (ii) the
    Expiration of the Period- Within Which the Next
    Annual General Meeting of the Company is Contd      Non-Voting                Non-Voting
    Contd Required by the Articles of Association of
    the Company Or Any-applicable Laws to be Held; and
    (iii) the Revocation Or Variation of The- Authority
    Given Under This Resolution by an Ordinary
    Resolution of The-shareholders of the Company in
    General Meeting                                     Non-Voting                Non-Voting
5C  That Conditional Upon the Passing of Resolutions
    Numbered 5a and 5b As Set Out in the Notice
    Convening This Meeting, the General Mandate Granted
    to the Directors to Exercise the Powers of the
    Company to Allot, Issue Or Otherwise Deal with
    Shares Pursuant to Resolution Numbered 5a Above be
    and is Hereby Extended by the Addition to the
    Aggregate Nominal Amount of the Shares of an Amount
    Representing the Aggregate Nominal Amount of the
    Share Capital of the Company Repurchased by the
    Company Under the Authority Granted Pursuant to
    Resolution Numbered 5b Above, Provided That Such
    Amount Shall Not Exceed 10 Per Cent. of the
    Aggregate Nominal Amount of the Share Capital of
    the Company in Issue at the Date of the Passing of
    This Resolution                                     Management  For           Voted - Against
LINGBAO GOLD COMPANY LTD
CUSIP: Y52794107
Meeting Date: 28-Dec-12 Meeting Type: Class Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1112/ltn20121112021.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1112/ltn20121112017.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Amendments and
    Extension of the Validity Period in Respect of the
    Proposed A Share Issue                              Management  For           Voted - Against
2   To Authorise the Board to Deal with Matters in
    Relation to the Proposed A Share Issue              Management  For           Voted - Against
Meeting Date: 28-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1112/ltn20121112021.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1112/ltn20121112007.pdf                        Non-Voting                Non-Voting
                                                        392





                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Amendments and
    Extension of the Validity Period in Respect of the
    Proposed A Share Issue                              Management  For           Voted - Against
2   To Authorise the Board to Deal with Matters in
    Relation to the Proposed A Share Issue              Management  For           Voted - Against
Meeting Date: 03-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0417/ltn20130417398.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0417/ltn20130417420.pdf                      Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
O.1 To Approve the Report of the Board of Directors of
    the Company (the "board") for the Year 2012         Management  For           Voted - For
O.2 To Approve the Report of the Supervisory Committee
    of the Company for the Year 2012                    Management  For           Voted - For
O.3 To Approve the Audited Consolidated Financial
    Statements of the Company and Its Subsidiaries and
    the Auditors Reports for the Year Ended 31 December
    2012                                                Management  For           Voted - For
O.4 To Authorise the Board to Decide for Matters
    Relating to the Payment of Final Dividend for the
    Year 2012                                           Management  For           Voted - For
O.5 To Authorise the Board to Fix the Remuneration of
    the Directors and Supervisors of the Company for
    the Year 2012                                       Management  For           Voted - For
O.6 To Re-appoint KPMG As the Company's International
    Auditors and Peking Certified Public Accountants As
    the Companys Prc Auditors and to Authorise the
    Board to Fix Their Remuneration                     Management  For           Voted - For
O.7 To Approve Any Motion Proposed by Any Shareholder
    of the Company Holding 5% Or More of the Shares
    with Voting Rights at Such Meeting, If Any          Management  For           Voted - Against
S.1 To Approve the General Mandate to Issue New Shares  Management  For           Voted - Against
MAANSHAN IRON & STEEL CO LTD
CUSIP: Y5361G109
Meeting Date: 23-Aug-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0705/ltn20120705835.pdf                        Non-Voting                Non-Voting


393




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Approve Resolution on the Company's Issuance of
    Short-term Financing Bonds                          Management  For           Voted - For
2   To Approve Proposed Amendments to the Articles of
    Association                                         Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date from 22 Aug 2-012 to 24 Jul 2012. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
Meeting Date: 25-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1". Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0907/ltn20120907659.pdf                      Non-Voting                Non-Voting
    Please Note That the Proxy Form is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0907/ltn20120907667.pdf                        Non-Voting                Non-Voting
1   Elect Mr. Liu Fangduan As the Independent Non-
    Executive Director of the Company                   Management  For           Voted - For
Meeting Date: 12-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions . Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1025/ltn20121025703.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1025/ltn20121025723.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the New Sale and Purchase
    of Ore Agreement, for A Term of Three Years from
    2013 to 2015, Entered Into Between the Company and
    Magang (group) Holding Company Limited on 12
    October 2012, the Transactions Contemplated Under
    the Agreement and the Annual Caps                   Management  For           Voted - For
2   To Consider and Approve the Energy Saving and
    Environmental Protection Agreement, for A Term of
    Three Years from 2013 to 2015, Entered Into Between
    the Company and Anhui Xinchuang Energy Saving and
    Environmental Protection Technology Company Limited
    on 12 October 2012, the Transactions Contemplated
    Under the Agreement and the Annual Caps             Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting


394




                           GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
Meeting Date: 05-Feb-13    Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1221/ltn20121221670.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1221/ltn20121221662.pdf                        Non-Voting                   Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1". Thank
    You.                                                Non-Voting                   Non-Voting
1   Elect Mr. Su Shihuai As Director of the Company     Management     For           Voted - For
Meeting Date: 14-Jun-13    Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                   Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn201304261565.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn201304261524.pdf                       Non-Voting                   Non-Voting
1   To Consider and Approve the Work Report of the
    Board of Directors for the Year 2012                Management     For           Voted - For
2   To Consider and Approve the Work Report of the
    Supervisory Committee for the Year 2012             Management     For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements for the Year 2012                        Management     For           Voted - For
4   To Consider and Approve the Profit Distribution
    Plan for the Year 2012                              Management     For           Voted - For
5   To Consider and Approve the Appointment of Ernst &
    Young Hua Ming LLP As the Company's Auditor for the
    Year 2013, and to Authorise the Board of Directors
    to Determine the Remuneration of the Auditor Based
    on That in 2012                                     Management     For           Voted - For
NORTH MINING SHARES CO LTD
CUSIP: G6661B121
Meeting Date: 28-May-13    Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions .
    Thank You.                                          Non-Voting                   Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0429/ltn20130429303.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0429/ltn20130429295.pdf                        Non-Voting                   Non-Voting
1   To Adopt the Audited Consolidated Financial
    Statements and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2012        Management     For           Voted - Against
2.i To Re-elect Mr. Qian Yi Dong As Executive Director  Management     For           Voted - For
                                                        395





                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.ii  To Re-elect Dr. Cheng Chak Ho As Independent
      Non-executive Director                              Management  For           Voted - For
2.iii To Authorise the Board of Directors to Fix the
      Remuneration of Directors                           Management  For           Voted - For
3     To Re-appoint Elite Partners Cpa Limited As
      Auditors of the Company and to Authorise the Board
      of Directors to Fix Their Remuneration              Management  For           Voted - For
4     To Grant A General Mandate to the Directors to
      Allot and Issue New Shares                          Management  For           Voted - Against
5     To Grant A General Mandate to the Directors to
      Repurchase Shares                                   Management  For           Voted - For
6     To Extend the General Mandate on the Issue of
      Additional Shares                                   Management  For           Voted - Against
REAL GOLD MINING LTD
CUSIP: G74099105
Meeting Date: 26-Sep-12 Meeting Type: ExtraOrdinary General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for Resolution "1".
      Thank You.                                          Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Card
      are Available by Clicking O-n the Url Links:
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0910/lt-n20120910022.pdf and
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2012/0910-/ltn20120910026.pdf                       Non-Voting                Non-Voting
1     That the Debt Restructuring Agreement Entered
      Between the Company, Mr. Wu Ruilin, Top Lucky
      Management Limited, Quanmin Investments Limited and
      Victory Gold Management Inc. on 26 June 2012 (the
      ''debt Restructuring Agreement'') in Relation to
      the Repayment Arrangement of Debt Restructuring be
      and is Hereby Confirmed, Ratified and Approved, and
      Any One Or More of the Directors of the Company be
      and is Hereby Authorised to Do All Such Further
      Acts and Things, Negotiate, Approve, Agree, Sign,
      Initial, Ratify And/or Execute Such Further
      Documents and Take All Such Steps Which May in
      Their Opinion be Necessary, Desirable Or Expedient
      to Implement And/or Give Effect to the Terms of the
      Debt Restructuring Agreement and the Transactions
      Contemplated Thereunder                             Management  For           Voted - For
SHOUGANG CONCORD INTERNATIONAL ENTERPRISES CO LTD
CUSIP: Y78299107
Meeting Date: 18-Jun-13 Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0418/ltn20130418441.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0418/ltn20130418329.pdf                        Non-Voting                Non-Voting


396




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Receive the Report of the Directors and the
    Audited Financial Statements for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2.A To Re-elect Mr. Xu Ning As Director                 Management  For           Voted - For
2.B To Re-elect Mr. Li Shaofeng As Director             Management  For           Voted - For
2.C To Re-elect Mr. Chen Zhouping As Director           Management  For           Voted - For
2.D To Re-elect Mr. Leung Kai Cheung As Director        Management  For           Voted - For
3   To Appoint Auditor and to Authorise the Directors
    to Fix Its Remuneration                             Management  For           Voted - For
4   To Pass Resolution 4 of the Agm Notice - to Give A
    General Mandate to the Directors to Issue and
    Dispose of Shares Not Exceeding 20% of the Existing
    Issued Share Capital of the Company                 Management  For           Voted - Against
5   To Pass Resolution 5 of the Agm Notice - to Give A
    General Mandate to the Directors to Repurchase
    Shares Not Exceeding 10% of the Existing Issued
    Share Capital of the Company                        Management  For           Voted - For
6   To Pass Resolution 6 of the Agm Notice - to Add,
    Conditional Upon the Passing of Resolution 5 Above,
    the Nominal Amount of Repurchased Shares to the
    General Mandate Given to the Directors to Allot
    Shares                                              Management  For           Voted - Against
SINOFERT HOLDINGS LTD, HAMILTON
CUSIP: G8403G103
Meeting Date: 13-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/ltn20130509228.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/ltn20130509226.pdf                        Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and the Reports
    of the Directors and the Auditors of the Company
    for the Year Ended 31 December 2012                 Management  For           Voted - For
2   To Approve and Declare A Final Dividend for the
    Year Ended 31 December 2012                         Management  For           Voted - For
3A  To Re-elect Mr. Feng Zhi Bin As an Executive
    Director of the Company                             Management  For           Voted - Against
3B  To Re-elect Dr. Stephen Francis Dowdle As A
    Non-executive Director of the Company               Management  For           Voted - Against
3C  To Re-elect Mr. Tse Hau Yin, Aloysius As an
    Independent Non-executive Director of the Company   Management  For           Voted - For
4   To Authorize the Board of Directors of the Company
    to Fix the Remuneration for All Directors           Management  For           Voted - For


397




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Re-appoint KPMG As Auditors of the Company and
    to Authorize the Board of Directors of the Company
    to Fix Their Remuneration                            Management  For           Voted - For
6   To Grant to the Directors A General Mandate to
    Allot, Issue and Deal with Ordinary Shares of the
    Company                                              Management  For           Voted - Against
7   To Grant to the Directors A General Mandate to
    Repurchase Ordinary Shares of the Company            Management  For           Voted - For
8   To Extend the General Mandate to the Directors to
    Allot, Issue and Deal with Ordinary Shares of the
    Company by the Number of Ordinary Shares Repurchased Management  For           Voted - Against
SINOPEC SHANGHAI PETROCHEMICAL CO LTD
CUSIP: Y80373106
Meeting Date: 06-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0419/ltn20130419940.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0419/ltn20130419986.pdf                       Non-Voting                Non-Voting
1   2012 Work Report of the Board of Directors of the
    Company (the "board")                                Management  For           Voted - For
2   2012 Work Report of the Supervisory Committee of
    the Company                                          Management  For           Voted - For
3   2012 Audited Financial Statements of the Company     Management  For           Voted - For
4   2012 Profit Distribution Plan of the Company         Management  For           Voted - For
5   2013 Financial Budget Report of the Company          Management  For           Voted - For
6   The Appointment of PricewaterhouseCoopers Zhong
    Tian Cpas Limited Company (to be Renamed As
    "pricewaterhousecoopers Zhong Tian LLP (special
    General Partnership)") and PricewaterhouseCoopers
    As the Domestic and International Auditors,
    Respectively, of the Company for the Year 2013 and
    Authorization of the Board to Determine Their
    Remuneration Based on the Terms of Work              Management  For           Voted - For
7   Approval of the Appointment of Mr. Wang Zhiqing (as
    Specified) As the Chairman for the Seventh Session
    of the Board and the President of the Company        Management  For           Voted - Against
8.1 The Appointment of Mr. Gao Jinping (as Specified)
    As Newly Added Director in the Seventh Session of
    the Board of the Company                             Management  For           Voted - Against
8.2 The Appointment of Mr. Zhang Jianping (as
    Specified) As Newly Added Director in the Seventh
    Session of the Board of the Company                  Management  For           Voted - Against
9   Approval of the Issuance of Short-term Commercial
    Papers in One Or More Tranches in the Prc Within 12
    Months Starting from the Date of Approval at the
    Annual General Meeting in Accordance to the
    Respective Regulations and Involving an Aggregate


398




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Principal Amount of Up to Rmb4 Billion. the Fund
    Will be Used to Replenish the Company's Working
    Capital to Meet the Company's Liquidity Needs for
    the Procurement of Raw Materials                    Management  For           Voted - For
10 The Granting of General and Unconditional
    Authorization to the Board Or Any Two Or More
    Directors of the Company, Taking Into Account the
    Specific Needs of the Company and Market
    Conditions, to Determine the Specific Terms and
    Conditions Of, and Other Matters Relating To, the
    Issuance of Short-term Commercial Papers, Including
    But Not Limited to the Determination of the Timing,
    Amount, Interest Rate, Term, Execution and Signing
    of All Requisite Documentation Within the Scope of
    the Aforementioned Resolution 9                     Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date from 05 Jun 2-013 to 06 May 2013. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
SINOPEC YIZHENG CHEMICAL FIBRE CO LTD
CUSIP: Y8038V103
Meeting Date: 18-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1". Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Card
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0903/ltn20120903349.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0903/ltn20120903066.pdf                        Non-Voting                Non-Voting
1   To Approve the Proposed Amendments to the Articles
    of Association of the Company. to Authorise Company
    Secretary of the Company To, on Behalf of the
    Company, Deal with All Applications, Approval,
    Registrations and Filing Relevant to the Proposed
    Amendments to the Articles of Association           Management  For           Voted - For
Meeting Date: 14-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn201304261195.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0426/ltn201304261150.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Receive, Consider and Approve the Report of the
    Board of the Directors of the Company for the Year
    2012                                                Management  For           Voted - For


399




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Receive, Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2012                                                 Management  For           Voted - For
3   To Receive, Consider and Approve the Audited
    Financial Statements and the Report of the Auditors
    of the Company for the Year 2012                     Management  For           Voted - For
4   To Receive, Consider and Approve the Scheme of
    Profit Distribution of the Company for the Year 2012 Management  For           Voted - For
5   To Appoint PricewaterhouseCoopers Zhong Tian Cpas
    Limited Company and PricewaterhouseCoopers As the
    Domestic and International Auditors of the Company
    for the Year 2013 and to Appoint
    PricewaterhouseCoopers Zhong Tian Cpas Limited
    Company As the Internal Control Auditor of the
    Company for the Year 2013, and Authorize the Board
    of the Directors to Fix Their Remuneration           Management  For           Voted - For
6   To Receive, Consider and Approve the Resolution
    Regarding the Provision of Guarantee by the Company
    for Loan Facility to be Obtained by Far Eastern
    Yihua Petrochemical (yangzhou) Corporation           Management  For           Voted - For
XINJIANG XINXIN MINING INDUSTRY CO LTD
CUSIP: Y9723Q102
Meeting Date: 14-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1030/ltn20121030065.pdf A-nd
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1126/ltn20121126494.pd-f                        Non-Voting                Non-Voting
1   To Consider and Approve the Renewed Mutual Supply
    Agreement                                            Management  For           Voted - For
2   To Consider and Approve the Renewed Annual Caps      Management  For           Voted - For
3   To Consider and Approve the Election of Mr. Cao
    Sanxing As A Supervisor Representing Shareholders
    of the Company for A Term Commencing from 14
    December 2012 Until 13 October 2014                  Management  For           Voted - For
4   To Consider and Approve That There Shall Not be Any
    Supervisor Remuneration Payable by the Company to
    Mr. Cao Sanxing As A Supervisor Representing
    Shareholders of the Company                          Management  For           Voted - For
5   To Consider and Approve the Authorization of Any
    Director of the Company on Behalf of the Company to
    Sign the Service Contract with Mr. Cao Sanxing Upon
    Such Terms and Conditions As the Board Thinks Fit,
    and to Do All Such Act and Things to Effect Such
    Matters                                              Management  For           Voted - For
6   To Consider and Approve the Proposed Issue of the
    Medium-term Notes of the Company                     Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless


400




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
Meeting Date: 24-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0328/ltn20130328848.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0328/ltn20130328792.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board of Directors")
    for the Year Ended 31 December 2012                 Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Consolidated Audited
    Financial Statements of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
4.1 To Consider and Approve Each of the Following
    Resolutions in Relation to the Bonus Remuneration
    for 2012 of the Following Director of the Company:
    That the Bonus Remuneration Payable to Mr. Shi
    Wenfeng Shall be Rmb120,000 (tax Inclusive)         Management  For           Voted - For
4.2 To Consider and Approve Each of the Following
    Resolutions in Relation to the Bonus Remuneration
    for 2012 of the Following Director of the Company:
    That the Bonus Remuneration Payable to Mr. Zhang
    Guohua Shall be Rmb120,000 (tax Inclusive)          Management  For           Voted - For
4.3 To Consider and Approve Each of the Following
    Resolutions in Relation to the Bonus Remuneration
    for 2012 of the Following Director of the Company:
    That the Bonus Remuneration Payable to Mr. Liu Jun
    Shall be Rmb60,000 (tax Inclusive)                  Management  For           Voted - For
5   To Consider and Approve the Recommendation by the
    Board of Directors That No Dividend Shall be
    Distributed by the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
6   To Consider and Approve the Re-appointment of
    PricewaterhouseCoopers Zhong Tian Cpas Limited
    Company As the Auditors of the Company for A Term
    Ending at the Next Annual General Meeting and
    Authorise the Board of Directors to Determine Their
    Remuneration                                        Management  For           Voted - For
YINGDE GASES GROUP CO LTD
CUSIP: G98430104
Meeting Date: 21-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or Against For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-


401




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/0521/ltn20130521217.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/0521/ltn20130521198.pdf                      Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Consolidated
      Financial Statements of the Company and the Reports
      of the Directors and Auditors for the Year Ended 31
      December 2012                                       Management  For           Voted - For
2     To Declare A Final Dividend for the Year Ended 31
      December 2012                                       Management  For           Voted - For
3a.i  To Re-elect the Following Person As Director of the
      Company: Mr. Zhongguo Sun                           Management  For           Voted - For
3a.ii To Re-elect the Following Person As Director of the
      Company: Mr. Xu Zhao                                Management  For           Voted - For
3b    To Authorise the Board of Directors to Fix the
      Remuneration of the Directors of the Company        Management  For           Voted - For
4     To Re-appoint KPMG As Auditors of the Company and
      Authorise the Board of Directors of the Company to
      Fix Their Remuneration                              Management  For           Voted - For
5a    To Grant A General Mandate to the Directors of the
      Company to Allot, Issue and Deal with Additional
      Shares Not Exceeding 10% of the Issued Share
      Capital of the Company                              Management  For           Voted - Against
5b    To Grant A General Mandate to the Directors of the
      Company to Repurchase Shares Not Exceeding 10% of
      the Issued Share Capital of the Company             Management  For           Voted - For
5c    To Extend the Authority Given to the Directors of
      the Company Pursuant to Ordinary Resolution No.
      5(a) to Issue Shares by Adding to the Issued Share
      Capital of the Company the Number of Shares
      Repurchased Under Ordinary Resolution No.5(b)       Management  For           Voted - Against
ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
CUSIP: Y988A6104
Meeting Date: 08-Oct-12 Meeting Type: ExtraOrdinary General Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0822/ltn20120822335.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for Resolution "1".
      Thank You.                                          Non-Voting                Non-Voting
1     To Consider and Approve the Proposed Issue of Short
      Term Bonds                                          Management  For           Voted - For
      Please Note That This is A Revision Due to Receipt
      of Actual Record Date. If Y-ou Have Already Sent in
      Your Votes, Please Do Not Return This Proxy Form
      Unles-s You Decide to Amend Your Original
      Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 26-Feb-13 Meeting Type: ExtraOrdinary General Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url- Links:-


402




    GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0111/ltn20130111203.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0111/ltn20130111195.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0111/ltn20130111185.pdf                        Non-Voting                Non-Voting
1.a To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Lu
    Dongshang As an Executive Director of the Company   Management  For           Voted - For
1.b To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Weng
    Zhanbin As an Executive Director of the Company     Management  For           Voted - For
1.c To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Li
    Xiuchen As an Executive Director of the Company     Management  For           Voted - For
1.d To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Liang
    Xinjun As A Non-executive Director of the Company   Management  For           Voted - For
1.e To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Cong
    Jianmao As A Non-executive Director of the Company  Management  For           Voted - For
1.f To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Ye Kai
    As A Non-executive Director of the Company          Management  For           Voted - For
1.g To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Kong
    Fanhe As A Non-executive Director of the Company    Management  For           Voted - For
1.h To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Appoint Mr. Xie
    Jiyuan As an Independent Non- Executive Director of
    the Company                                         Management  For           Voted - For
1.i To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Ye
    Tianzhu As an Independent Non- Executive Director
    of the Company                                      Management  For           Voted - For
1.j To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
                                                        403





                         GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Ms. Chen
    Jinrong As an Independent Non-executive Director of
    the Company                                         Management  For           Voted - For
1.k To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Choy
    Sze Chung Jojo As an Independent Non-executive
    Director of the Company                             Management  For           Voted - For
2.a To Consider and Approve the Following Candidate As
    Supervisors Acting As Shareholders' Representatives
    of the Fourth Session of the Supervisory Committee
    of the Company with A Term of Three Years
    Commencing from the Conclusion of the Egm: to
    Re-elect Mr. Wang Xiaojie As A Supervisor Acting As
    Shareholders' Representative of the Company         Management  For           Voted - Against
2.b To Consider and Approve the Following Candidate As
    Supervisors Acting As Shareholders' Representatives
    of the Fourth Session of the Supervisory Committee
    of the Company with A Term of Three Years
    Commencing from the Conclusion of the Egm: to
    Re-elect Ms. Jin Ting As A Supervisor Acting As
    Shareholders' Representative of the Company         Management  For           Voted - For
3   To Approve the Remuneration Package for Directors
    of the Fourth Session of the Board and Supervisors
    of the Fourth Session of the Supervisory Committee
    and Enter Into Written Service Contracts with
    Members of the Board and the Supervisory Committee
    in Respect of Their Remuneration Package            Management  For           Voted - For
Meeting Date: 27-May-13  Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    182773 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn-20130408862.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn-20130408779.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/ltn-20130509055.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/-ltn20130509051.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolutions "s.3.a
    to S.3c". Thank You.                                Non-Voting                Non-Voting
I   The Report of the Board of Directors ("board") of
    the Company for the Year Ended 31 December 2012     Management  For           Voted - For
II  The Report of the Supervisory Committee of the
    Company for the Year Ended 31 December 2012         Management  For           Voted - For
                                                        404





                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
III  The Audited Financial Report of the Company for the
     Year Ended 31 December 2012                         Management  For           Voted - For
IV   The Proposal for the Declaration and Payment of
     Final Dividends for the Year Ended 31 December 2012 Management  For           Voted - For
V    The Proposal for the Re-appointment of Ernst &
     Young and Shulun Pan Certified Public Accountants
     As the International Auditor and the Prc Auditor of
     the Company Respectively for the Year Ended 31
     December 2013, and to Authorize the Board to Fix
     Their Respective Remuneration                       Management  For           Voted - For
s.1  To Grant A General Mandate to be Given to the Board
     to Exercise the Power of the Company to Allot,
     Issue Or Deal with the Domestic Shares and H Shares
     of Up to A Maximum of 20% of the Aggregate Nominal
     Value of Each of the Issued Domestic Shares and H
     Shares of the Company As at the Date of Passing
     This Resolution                                     Management  For           Voted - Against
s.2  To Grant A General Mandate to be Given to the Board
     to Exercise the Power of the Company to Repurchase
     H Shares of Up to A Maximum of 10% of the Aggregate
     Nominal Value of the Issued H Shares Share Capital
     of the Company As at the Date of Passing This
     Resolution                                          Management  For           Voted - For
S.3a To Consider and Approve the Following As Special
     Resolution: the Proposed Amendments to Article 3.4
     of the Articles of Association (as Set Out in the
     Appendix to the Circular of the Company Dated 9 May
     2013)                                               Management  For           Voted - For
S.3b To Consider and Approve the Following As Special
     Resolution: the Proposed Amendments to Article 9.8
     of the Articles of Association (as Set Out in the
     Appendix to the Circular of the Company Dated 9 May
     2013)                                               Management  For           Voted - For
S.3c To Consider and Approve the Following As Special
     Resolution: the Proposed Amendments to Article 10.1
     of the Articles of Association (as Set Out in the
     Circular of the Company Dated 8 April 2013)         Management  For           Voted - For
Meeting Date: 27-May-13 Meeting Type: Class Meeting
     Please Note That This is an Amendment to Meeting Id
     175350 Due to Addition Of-resolutions. All Votes
     Received on the Previous Meeting Will be
     Disregarded An-d You Will Need to Reinstruct on
     This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking O-n the Url Links:
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0408/ltn-20130408878.pdf,
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0408/ltn-20130408790.pdf,
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0509/ltn-20130509067.pdf and
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0509/-ltn20130509059.pdf                       Non-Voting                Non-Voting


405




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Grant A General Mandate to be Given to the Board
    to Exercise the Power of the Company to Repurchase
    H Shares of Up to A Maximum of 10% of the Aggregate
    Nominal Value of the Issued H Shares Share Capital
    of the Company As at the Date of Passing This
    Resolution                                          Management  For           Voted - For
2.a The Proposed Amendments to Article 3.4 of the
    Articles of Association (as Set Out in the Appendix
    to the Circular of the Company Dated 9 May 2013)    Management  For           Voted - For
2.b The Proposed Amendments to Article 9.8 of the
    Articles of Association (as Set Out in the Appendix
    to the Circular of the Company Dated 9 May 2013)    Management  For           Voted - For
ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE
CUSIP: Y9892H107
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn-20130411779.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/-ltn20130411815.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Amendments on the
    Articles of Association of the Company in the Form
    As Set Out in Appendix A: Articles 110, 123, 133,
    165                                                 Management  For           Voted - For
2   To Consider and Approve the Company's 3-year
    (2012-2014) Profit Distribution Plan (details Set
    Out in Appendix B)                                  Management  For           Voted - For
3   To Consider and Approve A General Mandate to Issue
    Mid-term Bonds Not Exceeding Rmb10 Billion by the
    Company                                             Management  For           Voted - For
4   To Consider and Approve A General Mandate of the
    Company to Repurchase H Shares (details Set Out in
    Circular)                                           Management  For           Voted - For
5   To Consider and Approve the Company to Provide
    Guarantee to Its Overseas Subsidiaries for the
    Loans (details Set Out in Appendix C)               Management  For           Voted - For
6   To Consider and Approve the Report of the Board of
    Directors of the Company for 2012                   Management  For           Voted - For
7   To Consider and Approve the Report of the
    Independent Directors of the Company for 2012
    (details Set Out in Appendix D)                     Management  For           Voted - For
8   To Consider and Approve the Report of Supervisory
    Committee of the Company for 2012                   Management  For           Voted - For
9   To Consider and Approve the Company's Financial
    Report for the Year Ended 31 December 2012          Management  For           Voted - For
10  To Consider and Approve the Company's 2012 Annual
    Report and Its Summary Report                       Management  For           Voted - For
11  To Consider and Approve the Profit Distribution
    Proposal of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For


406




                        GLOBAL X CHINA MATERIALS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
12  To Consider and Approve the Remunerations of the
    Executive Directors and Chairman of Supervisory
    Committee of the Company for the Year Ended 31
    December 2012 As Set Out in Appendix E               Management  For           Voted - For
13  To Consider and Approve the Reappointment of Ernst
    & Young Hua Ming (llp) As the Company's Auditor for
    the Year Ended 31 December 2013, and to Authorize
    the Board of Directors to Determine the Remuneration Management  For           Voted - For
Meeting Date: 28-May-13 Meeting Type: Class Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411843.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0411/ltn20130411799.pdf                         Non-Voting                Non-Voting
1   To Consider and Approve A General Mandate of the
    Company to Repurchase H Shares (details Set Out in
    Circular)                                            Management  For           Voted - For


407




                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ANTOFAGASTA PLC
CUSIP: G0398N128
Meeting Date: 12-Jun-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Directors' and Auditors'
    Reports and the Financial Statements for the Year
    Ended 31 December 2012                              Management  For           Voted - For
2   To Approve the Remuneration Report for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Declare A Final Dividend: 90.0 Cents             Management  For           Voted - For
4   To Re-elect Mr. J-p Luksic As A Director            Management  For           Voted - For
5   To Re-elect Mr. W M Hayes As A Director             Management  For           Voted - For
6   To Re-elect Mr. G S Menendez As A Director          Management  For           Voted - For
7   To Re-elect Mr. R F Jara As A Director              Management  For           Voted - For
8   To Re-elect Mr. J G Claro As A Director             Management  For           Voted - For
9   To Re-elect Mr. H Dryland As A Director             Management  For           Voted - For
10  To Re-elect Mr. T C Baker As A Director             Management  For           Voted - For
11  To Re-elect Mr. M L S De Sousa-oliveira As A
    Director                                            Management  For           Voted - For
12  To Re-elect Mr. N A Pizarro As A Director           Management  For           Voted - For
13  To Re-elect Mr. A Luksic As A Director              Management  For           Voted - For
14  To Re-appoint Deloitte LLP As Auditors of the
    Company to Hold Office from the Conclusion of This
    Meeting Until the Conclusion of the Next General
    Meeting at Which the Accounts are Laid Before the
    Company                                             Management  For           Voted - For
15  To Authorise the Directors to Fix the Remuneration
    of the Auditors                                     Management  For           Voted - For
16  That, in Substitution for All Existing Authorities,
    the Directors be Generally and Unconditionally
    Authorised in Accordance with Section 551 of the
    Companies Act 2006 to Exercise All the Powers of
    the Company To: (a) Allot Shares (as Defined in
    Section 540 of the Companies Act 2006) in the
    Company Or Grant Rights to Subscribe for Or to
    Convert Any Security Into Shares in the Company Up
    to an Aggregate Nominal Amount of Gbp 16,430,945;
    and (b) Allot Equity Securities (as Defined in
    Section 560 of the Companies Act 2006) Up to an
    Aggregate Nominal Amount of Gbp 32,861,890 (such
    Amount to be Reduced by the Aggregate Nominal
    Amount of Shares Allotted Or Rights to Subscribe
    for Or to Convert Any Security Into Shares in the
    Company Granted Under Paragraph (a) of This
    Resolution 16) in Connection with an Offer by Way
    of A Contd                                          Management  For           Voted - For
    Contd Rights Issue: (i) to Ordinary Shareholders in
    Proportion (as Nearly As-may be Practicable) to
    Their Existing Holdings; and (ii) to Holders of
    Other- Equity Securities (as Defined in Section
    560(1) of the Companies Act 2006) As-required by
    the Rights of Those Securities Or, Subject to Such


408




GLOBAL X COPPER MINERS ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
Rights, As The-directors Otherwise Consider
Necessary, and So That the Directors May Impose-any
Limits Or Restrictions and Make Any Arrangements
Which They Consider-necessary Or Appropriate to
Deal with Treasury Shares, Fractional-entitlements,
Record Dates, Legal, Regulatory Or Practical
Problems In, Or-under the Laws Of, Any Territory Or
Any Other Matter, Such Authorities To-apply Until
the End of the Company's Next Annual General
Meeting to be Held-in 2014 (or, If Earlier, Until
the Close of Business on 30 June 2014) But, In-contd Non-Voting                Non-Voting
Contd Each Case, So That the Company May Make
Offers and Enter Into-agreements Before the
Authority Expires Which Would, Or Might, Require
Shares-to be Allotted Or Rights to Subscribe for Or
to Convert Any Security Into- Shares to be Granted
After the Authority Expires and the Directors May
Allot-shares Or Grant Such Rights Under Any Such
Offer Or Agreement As If The-authority Had Not
Expired                                              Non-Voting                Non-Voting
17 That, in Substitution for All Existing Powers and
Subject to the Passing of Resolution 16, the
Directors be Generally Empowered Pursuant to
Section 570 of the Companies Act 2006 to Allot
Equity Securities (as Defined in Section 560 of the
Companies Act 2006) for Cash Pursuant to the
Authority Granted by Resolution 16 And/or Where the
Allotment Constitutes an Allotment of Equity
Securities by Virtue of Section 560(3) of the
Companies Act 2006, in Each Case Free of the
Restriction in Section 561 of the Companies Act
2006, Such Power to be Limited: (a) to the
Allotment of Equity Securities in Connection with
an Offer of Equity Securities (but in the Case of
an Allotment Pursuant to the Authority Granted by
Paragraph (b) of Resolution 16, Such Power Shall be
Limited to the Allotment of Equity Securities in
Connection with an Contd                             Management  For           Voted - For
Contd Offer by Way of A Rights Issue Only): (i) to
Ordinary Shareholders In-proportion (as Nearly As
May be Practicable) to Their Existing Holdings;
And-(ii) to Holders of Other Equity Securities (as
Defined in Section 560(1) Of-the Companies Act
2006), As Required by the Rights of Those
Securities Or,-subject to Such Rights, As the
Directors Otherwise Consider Necessary, and So-
That the Directors May Impose Any Limits Or
Restrictions and Make Any-arrangements Which They
Consider Necessary Or Appropriate to Deal            Non-Voting                Non-Voting
Contd an Allotment of Equity Securities by Virtue
of Section 560(3) of The-companies Act 2006 (in
Each Case Otherwise Than in the Circumstances Set
Out-in Paragraph (a) of This Resolution 17) Up to A
Nominal Amount of Gbp-2,464,641, Such Power to
Apply Until the End of the Company's Next
Annual-general Meeting to be Held in 2014 (or, If


409




                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Earlier, Until the Close Of-business on 30 June
    2014) But So That the Company May Make Offers and
    Enter-into Agreements Before the Power Expires
    Which Would, Or Might, Require- Equity Securities
    to be Allotted After the Power Expires and the
    Directors-may Allot Equity Securities Under Any
    Such Offer Or Agreement As If the P-ower Had
    Not Expired                                         Non-Voting                Non-Voting
18  That the Company be Generally and Unconditionally
    Authorised to Make One Or More Market Purchases
    (within the Meaning of Section 693(4) of the
    Companies Act 2006) of Ordinary Shares of 5p in the
    Capital of the Company ("ordinary Shares") Provided
    That: (a) the Maximum Aggregate Number of Ordinary
    Shares Authorised to be Purchased is 98,585,669
    (representing 10% of the Issued Ordinary Share
    Capital); (b) the Minimum Price Which May be Paid
    for an Ordinary Share is 5p; (c) the Maximum Price
    Which May be Paid for an Ordinary Share is an
    Amount Equal to 105% of the Average of the Middle
    Market Quotations for an Ordinary Share As Derived
    from the London Stock Exchange Daily Official List
    for the Five Business Days Immediately Preceding
    the Day on Which That Ordinary Share is Purchased;
    (d) This Authority Expires at the Contd             Management  For           Voted - For
    Contd Conclusion of the Next Annual General Meeting
    of the Company to be Held-in 2014 Or on 30 June
    2014, Whichever is Earlier; and (e) the Company
    May-make A Contract to Purchase Ordinary Shares
    Under This Authority Before The- Expiry of the
    Authority Which Will Or May be Executed Wholly Or
    Partly After-the Expiry of the Authority, and May
    Make A Purchase of Ordinary Shares In-pursuance of
    Any Such Contract                                   Non-Voting                Non-Voting
19  That A General Meeting of the Company Other Than an
    Annual General Meeting May be Called on Not Less
    Than 14 Clear Days' Notice                          Management  For           Voted - Against
CAPSTONE MINING CORP
CUSIP: 14068G104
Meeting Date: 08-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.8 and 3". Thank You.              Non-Voting                Non-Voting
1   Number of Directors                                 Management  For           Voted - For
2.1 Election of Director: Lawrence I. Bell              Management  For           Voted - For
2.2 Election of Director: George L. Brack               Management  For           Voted - For
2.3 Election of Director: Chantal Gosselin              Management  For           Voted - For
2.4 Election of Director: Gookho Lee                    Management  For           Voted - For
2.5 Election of Director: Kalidas Madhavpeddi           Management  For           Voted - For
2.6 Election of Director: Dale C. Peniuk                Management  For           Voted - For
2.7 Election of Director: Darren M. Pylot               Management  For           Voted - For


410




                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.8 Election of Director: Richard N. Zimmer             Management  For           Voted - For
3   Appointment of Deloitte LLP As Auditors of the
    Company for the Ensuing Year and Authorizing the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
4   The Company's Advance Notice Policy, A Copy of
    Which is Attached As Schedule "c" to the
    Information Circular of the Company Dated As at
    April 5, 2013, be and is Hereby Ratified and
    Approved                                            Management  For           Voted - For
COPPER MOUNTAIN MINING CORPORATION, VANCOUVER BC
CUSIP: 21750U101
Meeting Date: 18-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.1 to 1.7 and 2". Thank You.                      Non-Voting                Non-Voting
1.1 Election of Director: James O'rourke                Management  For           Voted - For
1.2 Election of Director: Rodney Shier                  Management  For           Voted - For
1.3 Election of Director: John Tapics                   Management  For           Voted - For
1.4 Election of Director: Marin Katusa                  Management  For           Voted - For
1.5 Election of Director: Carl Renzoni                  Management  For           Voted - For
1.6 Election of Director: Al Cloke                      Management  For           Voted - For
1.7 Election of Director: Bruce Aunger                  Management  For           Voted - For
2   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
3   Amendment to the Articles to Add Advance Notice
    Provision                                           Management  For           Voted - For
CUDECO LTD
CUSIP: Q3046H120
Meeting Date: 29-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 5, 6, 7 and 8 And-votes Cast by Any
    Individual Or Related Party Who Benefit from the
    Passing Of-the Proposal/s Will be Disregarded by
    the Company. Hence, If You Have-obtained Benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or-vote "abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge-that You Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    Of-the Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1, 5, 6, 7-and 8), You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect To-obtain Benefit by the Passing of
    the Relevant Proposal/s and You Comply With-the
    Voting Exclusion.                                   Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - For
2   Re-election of Director - P Hutchison               Management  For           Voted - For
                                                        411





                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Re-election of Director - G Lambert                 Management  For           Voted - For
4   Re-election of Directors - H Liu                    Management  For           Voted - For
5   Non-executive Directors Fees                        Management  For           Voted - For
6   Approval of Share Issue to Sinosteel                Management  For           Voted - For
7   Approval of Share Issue to Shinefly                 Management  For           Voted - For
8   That: (a) the Company Will Convene an Extraordinary
    General Meeting (the Spill Meeting) Which Must be
    Held Within 90 Days of the Passing of This
    Resolution (spill Resolution) Subject to (d) Below;
    (b) All of the Directors in Office at the Time of
    the Spill Meeting Who: (1) Were in Office When the
    Directors' Resolution Was Passed to Make the
    Directors' Report for the Financial Year Ended 30
    June 2012 Considered at the Company's 2012 Annual
    General Meeting; and (2) are Not A Managing
    Director of the Company Who, in Accordance with the
    Listing Rules, May Continue to Hold Office
    Indefinitely Without Being Re-elected to the
    Office, Shall Cease to Hold Office Immediately
    Before the End of the Spill Meeting (vacating
    Directors); (c) at the Spill Meeting the Contd      Shareholder Against       Voted - Against
    Contd Company Will Put Resolutions to Shareholders
    to Vote to Appoint Persons-to the Offices That Will
    be Vacated Immediately Before the End of the
    Spill-meeting Under (b) Above; and (d) in
    Accordance with Section 250w of The- Corporations
    Act, Where There are No Vacating Directors, the
    Company Need Not-hold the Spill Meeting             Non-Voting                Non-Voting
DULUTH METALS LIMITED, TORONTO ON
CUSIP: 26443R100
Meeting Date: 13-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'- Only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1a  Election of Director: Christopher C. Dundas         Management  For           Voted - For
1b  Election of Director: Alar Soever                   Management  For           Voted - For
1c  Election of Director: James J. Jackson              Management  For           Voted - For
1d  Election of Director: Barry D. Simmons              Management  For           Voted - For
1e  Election of Director: Thomas Pugsley                Management  For           Voted - For
1f  Election of Director: Mark D. Cowan                 Management  For           Voted - For
1g  Election of Director: John Sattler                  Management  For           Voted - For
1h  Election of Director: Edward Smith                  Management  For           Voted - For
2   The Appointment of Auditors and the Authorization
    of the Directors to Fix the Auditors' Remuneration
    As Set Forth in Item 12 "appointment and
    Remuneration of Auditors" in the Management
    Information Circular: KPMG LLP                      Management  For           Voted - For
                                                        412





                            GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
FIRST QUANTUM MINERALS LTD, VANCOUVER BC
CUSIP: 335934105
Meeting Date: 07-May-13     Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.9 and 3". Thank You.              Non-Voting                Non-Voting
1   Number of Directors: to Set the Number of Directors
    at 9                                                Management  For           Voted - For
2.1 Election of Director: Philip K.r. Pascall           Management  For           Voted - For
2.2 Election of Director: G. Clive Newall               Management  For           Voted - For
2.3 Election of Director: Martin Rowley                 Management  For           Voted - For
2.4 Election of Director: Peter St. George              Management  For           Voted - For
2.5 Election of Director: Andrew Adams                  Management  For           Voted - For
2.6 Election of Director: Michael Martineau             Management  For           Voted - For
2.7 Election of Director: Paul Brunner                  Management  For           Voted - For
2.8 Election of Director: Michael Hanley                Management  For           Voted - For
2.9 Election of Director: Robert Harding                Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Company for the Ensuing Year and
    Authorizing the Directors to Fix Their Remuneration Management  For           Voted - For
4   To Accept the Approach to Executive Compensation
    Disclosed in the Company's Management Information
    Circular, As More Particularly Described in the
    Company's Management Information Circular Dated
    March 27, 2013                                      Management  For           Voted - For
FREEPORT-MCMORAN COPPER & GOLD INC.
CUSIP: 35671D857 TICKER: FCX
Meeting Date: 16-Jul-13     Meeting Type: Annual
1   Director                                            Management
1   Richard C. Adkerson                                 Management  For           Voted - For
2   Robert J. Allison, Jr.                              Management  For           Voted - For
3   Alan R. Buckwalter, III                             Management  For           Voted - For
4   Robert A. Day                                       Management  For           Voted - For
5   James C. Flores                                     Management  For           Voted - For
6   Gerald J. Ford                                      Management  For           Voted - For
7   Thomas A. Fry, III                                  Management  For           Voted - For
8   H. Devon Graham, Jr.                                Management  For           Voted - For
9   Charles C. Krulak                                   Management  For           Voted - For
10  Bobby Lee Lackey                                    Management  For           Voted - For
11  Jon C. Madonna                                      Management  For           Voted - For
12  Dustan E. Mccoy                                     Management  For           Voted - For
13  James R. Moffett                                    Management  For           Voted - For
14  B.M. Rankin, Jr.                                    Management  For           Voted - For
15  Stephen H. Siegele                                  Management  For           Voted - For
2   Approval, on an Advisory Basis, of the Compensation
    of our Named Executive Officers.                    Management  For           Voted - Against


413




                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Ratification of the Appointment of Ernst & Young
    LLP As our Independent Registered Public Accounting
    Firm.                                               Management  For           Voted - For
4   Stockholder Proposal Regarding the Selection of A
    Candidate with Environmental Expertise to be
    Recommended for Election to the Board of Directors. Shareholder Against       Voted - Against
5   Stockholder Proposal Regarding the Requirement That
    our Chairman of the Board of Directors be an
    Independent Member of the Board of Directors.       Shareholder Against       Voted - For
6   Stockholder Proposal Regarding the Adoption by the
    Board of Directors of A Policy on Board Diversity.  Shareholder Against       Voted - Against
7   Stockholder Proposal Regarding the Amendment of our
    Bylaws to Permit Stockholders Holding 15% of our
    Outstanding Common Stock to Call A Special Meeting
    of Stockholders.                                    Shareholder Against       Voted - For
GLENCORE INTERNATIONAL PLC, ST HELIER
CUSIP: G39420107
Meeting Date: 16-May-13 Meeting Type: Annual General Meeting
1   To Receive the Company's Accounts and the Reports
    of the Directors and Auditors for the Year Ended 31
    December 2012 (the "2012 Annual Report")            Management  For           Voted - For
2   To Declare A Final Dividend of Usd0.1035 Per
    Ordinary Share for the Year Ended 31 December 2012
    Which the Directors Propose, and the Shareholders
    Resolve, is to be Paid Only from the Capital
    Contribution Reserves of the Company                Management  For           Voted - For
3   To Re-elect IVan Glasenberg (chief Executive
    Officer) As A Director                              Management  For           Voted - For
4   To Re-elect Anthony Hayward (senior Independent
    Non-executive Director) As A Director               Management  For           Voted - For
5   To Re-elect Leonhard Fischer (independent Non-
    Executive Director) As A Director                   Management  For           Voted - For
6   To Re-elect William Macaulay (independent Non-
    Executive Director) As A Director                   Management  For           Voted - For
7   Subject to the Company's Merger with Xstrata PLC
    (the "merger") Becoming Effective and Sir John Bond
    Being Appointed As A Director, to Elect Sir John
    Bond (independent Non-executive Chairman) As A
    Director                                            Management  For           Voted - For
8   Subject to the Merger Becoming Effective and Sir
    Steve Robson Being Appointed As A Director, to
    Elect Sir Steve Robson (independent Non- Executive
    Director) As A Director                             Management  For           Voted - For
9   Subject to the Merger Becoming Effective and Ian
    Strachan Being Appointed As A Director, to Elect
    Ian Strachan (independent Non-executive Director)
    As A Director                                       Management  For           Voted - For
10  Subject to the Merger Becoming Effective and Con
    Fauconnier Being Appointed As A Director, to Elect
    Con Fauconnier (independent Non- Executive
    Director) As A Director                             Management  For           Voted - For


414




                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
11  Subject to the Merger Becoming Effective and Peter
    Hooley Being Appointed As A Director, to Elect
    Peter Hooley (independent Non-executive Director)
    As A Director                                       Management  For           Voted - For
12  Subject to the Merger Having Not Become Effective,
    to Re-elect Simon Murray (independent Non-executive
    Chairman) As A Director                             Management  For           Voted - For
13  Subject to the Merger Having Not Become Effective,
    to Re-elect Steven Kalmin (chief Financial Officer)
    As A Director                                       Management  For           Voted - For
14  Subject to the Merger Having Not Become Effective,
    to Re-elect Peter Coates (director) As A Director   Management  For           Voted - For
15  Subject to the Merger Having Not Become Effective,
    to Re-elect Li Ning (independent Non- Executive
    Director) As A Director                             Management  For           Voted - For
16  To Approve the Directors' Remuneration Report on
    Pages 93 to 100 of the 2012 Annual Report           Management  For           Voted - For
17  To Reappoint Deloitte LLP As the Company's Auditors
    to Hold Office Until the Conclusion of the Next
    General Meeting at Which Accounts are Laid          Management  For           Voted - For
18  To Authorise the Audit Committee to Fix the
    Remuneration of the Auditors                        Management  For           Voted - For
19  To Renew the Authority Conferred on the Directors
    to Allot Shares Or Grant Rights to Subscribe for Or
    to Convert Any Security Into Shares                 Management  For           Voted - For
20  Subject to and Conditionally Upon the Passing of
    Resolution 19, to Empower the Directors to Allot
    Equity Securities                                   Management  For           Voted - For
21  The Company be and is Hereby Generally and
    Unconditionally Authorised Pursuant to Article 57
    of the Companies (jersey) Law 1991 (the "companies
    Law") to Make Market Purchases of Ordinary Shares   Management  For           Voted - For
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0423/ltn-20130423193.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0423/-ltn20130423183.pdf                       Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Addition
    of Comment. If You Have Al-ready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Deci-de to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
GRUPO MEXICO SAB DE CV
CUSIP: P49538112
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
I   Report from the Executive Chairperson of the
    Company for the Fiscal Year That Ran from January 1
    to December 31, 2012. Discussion and Approval, If
    Deemed Appropriate, of the Consolidated Financial
    Statements of the Company and Its Subsidiaries to
    December 31, 2012. Presentation of the Opinions and


415




                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Reports That are Referred to in Article 28, Part
    IV, Lines A, C, D and E, of the Securities Market
    Law, Regarding the Fiscal Year That Ran from
    January 1 to December 31, 2012. Resolutions in This
    Regard                                              Management  For           Abstain
II  Reading of the Report Regarding the Fulfillment of
    the Tax Obligations That are Referred to in Part Xx
    of Article 86 of the Income Tax Law During the 2012
    Fiscal Year                                         Management  For           Abstain
III Resolution Regarding the Allocation of Profit from
    the Fiscal Year That Ended on December 31, 2012     Management  For           Voted - For
IV  Report That is Referred to in Part III of Article
    60 of the Provisions of A General Nature Applicable
    to the Issuers of Securities and to Other
    Securities Market Participants, Including A Report
    Regarding the Allocation of the Funds Intended for
    the Acquisition of Shares of the Company During the
    Fiscal Year That Ran from January 1 to December 31,
    2012. Determination of the Maximum Amount of Funds
    to be Allocated to the Acquisition of the Shares of
    the Company During the 2012 Fiscal Year.
    Resolutions in This Regard                          Management  For           Abstain
V   Resolution Regarding the Ratification of the Acts
    Done by the Board of Directors, the Executive
    Chairperson and Its Committees, During the Fiscal
    Year That Ran from January 1 to December 31, 2012.
    Appointment Or Reelection, If Deemed Appropriate,
    of the Members of the Board of Directors of the
    Company and Classification of Their Independence in
    Accordance with Article 26 of the Securities Market
    Law. Appointment Or Reelection, If Deemed
    Appropriate, of the Members of the Committees of
    the Board of Directors and of Their Chairpersons    Management  For           Abstain
VI  Proposal Regarding the Compensation for the Members
    of the Board of Directors and for the Members of
    the Committees of the Board of Directors.
    Resolutions in This Regard                          Management  For           Abstain
VII Designation of the Delegates Who Will Carry Out and
    Formalize the Resolutions Passed by the General
    Meeting. Resolutions in This Regard                 Management  For           Voted - For
HUDBAY MINERALS INC
CUSIP: 443628102
Meeting Date: 10-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "2.1 to 2.8 and 3". Thank You.                      Non-Voting                Non-Voting
1   To Amend the Company's Long Term Equity Plan To,
    Among Other Things, Increase the Aggregate Maximum
    Number of Common Shares Issuable Thereunder         Management  For           Voted - For
2.1 Election of Director: David Garofalo                Management  For           Voted - For
2.2 Election of Director: Tom A. Goodman                Management  For           Voted - For


416




                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.3 Election of Director: Alan R. Hibben                Management  For           Voted - For
2.4 Election of Director: W. Warren Holmes              Management  For           Voted - For
2.5 Election of Director: John L. Knowles               Management  For           Voted - For
2.6 Election of Director: Alan J. Lenczner              Management  For           Voted - For
2.7 Election of Director: Kenneth G. Stowe              Management  For           Voted - For
2.8 Election of Director: G. Wesley Voorheis            Management  For           Voted - For
3   The Appointment of Deloitte LLP As the Auditor of
    the Company for the Ensuing Year and the
    Authorization to the Board of Directors, Upon the
    Recommendation of the Audit Committee, to Fix the
    Auditor's Remuneration                              Management  For           Voted - For
IMPERIAL METALS CORP NEW
CUSIP: 452892102
Meeting Date: 29-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For-
    Resolutions Numbers "2.1 to 2.5 and 3". Thank You.  Non-Voting                Non-Voting
1   To Set the Number of Directors at Five              Management  For           Voted - For
2.1 Election of Director: Pierre Lebel                  Management  For           Voted - For
2.2 Election of Director: J. Brian Kynoch               Management  For           Voted - For
2.3 Election of Director: Larry G. Moeller              Management  For           Voted - For
2.4 Election of Director: Theodore W. Muraro            Management  For           Voted - For
2.5 Election of Director: Edward A. Yurkowski           Management  For           Voted - For
3   Appointment of Deloitte LLP As Auditors of the
    Company for the Ensuing Year                        Management  For           Voted - For
4   To Approve All Unallocated Stock Options Under the
    Company's Amended and Restated Stock Option Plan
    (2007)                                              Management  For           Voted - For
JIANGXI COPPER CO LTD
CUSIP: Y4446C100
Meeting Date: 14-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/lt-n201304251284.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/l-tn201304251276.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/05-22/ltn20130522485.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    Directors of the Company (the "board') for the Year
    of 2012                                             Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    of 2012                                             Management  For           Voted - For
                                                        417





     GLOBAL X COPPER MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3    To Consider and Approve the Audited Financial
     Statements and the Auditors' Report of the Company
     for the Year of 2012                                Management  For           Voted - For
4    To Consider and Approve the Proposal for
     Distribution of Profit of the Company for the Year
     of 2012                                             Management  For           Voted - For
5    To Consider and Approve the Plan of Incentive Award
     Fund Reserve for Senior Management for the Year of
     2012 and to Authorise Two Directors of the Company
     to Form A Sub-committee of the Directors of the
     Company to Determine the Reward for Each Senior
     Management in Accordance Therewith                  Management  For           Voted - For
6    To Appoint Deloitte Touche Tohmatsu Certified
     Public Accountants LLP (special General
     Partnership) and Deloitte Touche Tohmatsu As the
     Company's Domestic and Overseas Auditors for the
     Year of 2013, Respectively and to Authorise the
     Board to Determine Their Remunerations and Any One
     Executive Director of the Company to Enter Into the
     Service Agreement and Any Other Related Documents
     with Deloitte Touche Tohmatsu Certified Public
     Accountants LLP (special General Partnership) and
     Deloitte Touche Tohmatsu                            Management  For           Voted - For
7.i  To Elect the Director of the Company (the
     "director"): Long Ziping                            Management  For           Voted - For
7.ii To Elect the Director of the Company (the
     "director"): Liu Fangyun                            Management  For           Voted - For
8    To Authorise the Board to Enter Into Service
     Contract and Letter of Appointment with Each of the
     Newly Appointed Executive Directors Subject to Such
     Terms and Conditions As the Board Shall Think Fit
     and to Do All Such Acts and Things to Give Effect
     to Such Matters                                     Management  For           Voted - For
9    To Elect Mr. Hu Qingwen ("mr. Hu") As A Supervisor
     of the Company                                      Management  For           Voted - Against
10   To Authorise the Supervisory Committee of the
     Company to Enter Into Service Contract and Letter
     of Appointment with Mr. Hu Subject to Such Terms
     and Conditions As the Supervisory Committee of the
     Company Shall Think Fit and to Do All Such Acts and
     Things to Give Effect to Such Matters               Management  For           Voted - For
11   To Give A General Mandate to the Board to Issue New
     H Shares of Not More Than 20% of the Total H Shares
     in Issue As at the Date of the Annual General
     Meeting                                             Management  For           Voted - Against
12   To Approve the Amendments to the Articles of
     Association of the Company: Article 164 and 167     Management  For           Voted - For
13   To Approve the Adoption of "jiangxi Copper Company
     Limited - Dividend Distribution Policy and 3-year
     Plan for Shareholder's Return                       Management  For           Voted - For
     Please Note That This is A Revision Due to Change
     in Meeting Date from 11 June-2013 to 14 June 2013.
     If You Have Already Sent in Your Votes, Please Do
     Not R-eturn This Proxy Form Unless You Decide to
     Amend Your Original Instructions. T-hank You.       Non-Voting                Non-Voting
                                                         418





                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
KAZAKHMYS PLC, LONDON
CUSIP: G5221U108
Meeting Date: 17-May-13 Meeting Type: Annual General Meeting
1   To Receive the 2012 Report and Accounts             Management  For           Voted - For
2   To Declare A Final Dividend of 8.0 Us Cents Per
    Ordinary Share                                      Management  For           Voted - For
3   To Approve the 2012 Directors Remuneration Report   Management  For           Voted - Against
4   To Elect Michael Lynch-bell As A Director           Management  For           Voted - For
5   To Re-elect Vladimir Kim As A Director              Management  For           Voted - For
6   To Re-elect Oleg Novachuk As A Director             Management  For           Voted - For
7   To Re-elect Eduard Ogay As A Director               Management  For           Voted - For
8   To Re-elect Philip Aiken As A Director              Management  For           Voted - For
9   To Re-elect Clinton Dines As A Director             Management  For           Voted - Against
10  To Re-elect Simon Heale As A Director               Management  For           Voted - For
11  To Re-elect Lord Renwick As A Director              Management  For           Voted - For
12  To Re-elect Charles Watson As A Director            Management  For           Voted - For
13  To Re-elect Daulet Yergozhin As A Director          Management  For           Voted - Against
14  To Appoint KPMG Audit PLC As Auditors               Management  For           Voted - For
15  To Authorise the Directors to Set the Auditors'
    Remuneration                                        Management  For           Voted - For
16  To Renew the Directors' Authority to Allot Shares   Management  For           Voted - For
17  To Renew the Directors' Authority to Disapply Pre-
    Emption Rights                                      Management  For           Voted - For
18  To Authorise the Directors to Make Market Purchases
    of the Company's Shares                             Management  For           Voted - For
19  To Authorise the Calling of General Meetings on 14
    Clear Days' Notice                                  Management  For           Voted - Against
20  To Approve the Ltip Waiver Granted by the Takeover
    Panel Pursuant to the Vesting of Ltip Awards        Management  For           Voted - For
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0416/ltn-20130416837.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0416/-ltn20130416844.pdf                       Non-Voting                Non-Voting
    Please Note That This is A Revision Due Toaddition
    of Comment. If You Have Alr-eady Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Decid-e to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
KGHM POLSKA MIEDZ S.A., LUBLIN
CUSIP: X45213109
Meeting Date: 03-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
                                                        419





                           GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
    Have Any Questions, Please Contact Your Client
    Service Representative-.                            Non-Voting                   Non-Voting
1   Opening of the Extraordinary General Meeting        Non-Voting                   Non-Voting
2   Election of the Chairman of the Extraordinary
    General Meeting                                     Management     For           Voted - For
3   Confirmation of the Legality of Convening the
    Extraordinary General Meeting An-d Its Capacity to
    Adopt Resolutions                                   Non-Voting                   Non-Voting
4   Acceptance of the Agenda                            Management     For           Voted - For
5.1 Recall of Supervisory Board Member                  Management     For           Abstain
5.2 Election of Supervisory Board Member                Management     For           Abstain
6   Closing of the General Meeting                      Non-Voting                   Non-Voting
Meeting Date: 21-Nov-12    Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                   Non-Voting
1   Opening of the Meeting                              Management     For           Voted - For
2   Election of the Chairman                            Management     For           Voted - For
3   Confirmation of the Legality of Convening the Egm
    and Its Capacity to Adopt Resolutions               Management     For           Voted - For
4   Acceptance of the Agenda                            Management     For           Voted - For
5   Adoption of the Resolution on Appointment of
    Members of Supervisory Board Elected by the
    Employees of the Company                            Management     For           Voted - For
6   Closing of the Egm                                  Management     For           Voted - For
Meeting Date: 19-Jun-13    Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    205199 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                   Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                   Non-Voting
1   Opening of the Meeting                              Management     For           Voted - For
2   Election of the Chairman                            Management     For           Voted - For
3   Confirmation of the Legality of Convening the
    Meeting and Its Capacity to Adopt Resolutions       Management     For           Voted - For
4   Acceptance of the Agenda                            Management     For           Voted - For
5   Review of the Report on Kghm Activities in 2012 and
    the Financial Statements for 2012                   Management     For           Voted - For
6   Review of the Proposal of Management Board
    Concerning the Appropriation of Company Profit for
    2012                                                Management     For           Voted - For


420




    GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   Review of the Proposal of Management Board
    Concerning Offsetting of Profit from Prior Years
    with the Reserves Arising from Actuarial Gains and
    Losses                                              Management  For           Voted - For
8   Review of Supervisory Board Report on the Results
    of Its Evaluation of the Report on Kghm Activities
    in 2012 and of the Financial Statements for 2012    Management  For           Voted - For
9.A Presentation by Supervisory Board Of: A Brief
    Assessment of the Standing of Kghm for 2012
    Including an Evaluation of the Internal Control
    System and the Company Significant Risk Management
    System                                              Management  For           Voted - For
9.B Presentation by Supervisory Board Of: A Report on
    the Activities of Supervisory Board in 2012         Management  For           Voted - For
10.A Adoption of the Resolutions On: Approval of the
    Report of the Activities of Kghm in 2012            Management  For           Voted - For
10.B Adoption of the Resolutions On: Approval of
    Financial Statements for 2012                       Management  For           Voted - For
10.C Adoption of the Resolutions On: the Appropriation
    of Company Profit for 2012                          Management  For           Voted - For
10.D Adoption of the Resolutions On: the Offsetting of
    Profit from Prior Years with the Reserves Arising
    from Actuarial Gains and Losses                     Management  For           Voted - For
11.A Adoption of the Resolutions On: Approval of the
    Performance of Duties of the Management Board
    Members in 2012                                     Management  For           Voted - For
11.B Adoption of the Resolutions On: Approval of the
    Performance of Duties of Supervisory Board Members
    in 2012                                             Management  For           Voted - For
12  Review of Report on the Activities of Kghm Polska
    Miedz Group in 2012 and the Consolidated Financial
    Statements for 2012                                 Management  For           Voted - For
13  Review of Supervisory Board Report on the Results
    of Its Evaluation of the Report on the Activities
    of Kghm Polska Miedz Group in 2012 and the
    Consolidated Financial Statements for 2012          Management  For           Voted - For
14.A Adoption of the Resolutions On: Approval of Report
    on Kghm Polska Miedz Group Activities in 2012       Management  For           Voted - For
14.B Adoption of the Resolutions On: Approval of
    Consolidated Financial Report for 2012              Management  For           Voted - For
15  Adoption of the Resolutions Regarding Appointment
    of Members of Supervisory Board Elected by Company
    Employees                                           Management  For           Voted - For
16  Adoption of Resolutions on Changes to the
    Composition of the Supervisory Board of the Company Management  For           Voted - For
17  The Closure of the Meeting                          Management  For           Voted - For


421




                         GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
LUMINA COPPER CORP
CUSIP: 55025N104
Meeting Date: 27-Feb-13  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'-for All Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1.1 Election of Director: Robert Pirooz                 Management  For           Voted - For
1.2 Election of Director: John Wright                   Management  For           Voted - For
1.3 Election of Director: Ross Cory                     Management  For           Voted - For
1.4 Election of Director: Donald Shumka                 Management  For           Voted - For
1.5 Election of Director: David Strang                  Management  For           Voted - For
2   Appointment of Grant Thornton LLP, Chartered
    Accountants As Auditors of the Company for the
    Ensuing Year and Authorizing the Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
LUNDIN MINING CORP, VANCOUVER BC
CUSIP: 550372106
Meeting Date: 10-May-13  Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.1 to 1.8 and 2". Thank You.                      Non-Voting                Non-Voting
1.1 Election of Director : Colin K. Benner              Management  For           Voted - For
1.2 Election of Director : Donald K. Charter            Management  For           Voted - For
1.3 Election of Director : Paul K. Conibear             Management  For           Voted - For
1.4 Election of Director : John H. Craig                Management  For           Voted - For
1.5 Election of Director : Brian D. Edgar               Management  For           Voted - For
1.6 Election of Director : Lukas H. Lundin              Management  For           Voted - For
1.7 Election of Director : Dale C. Peniuk               Management  For           Voted - For
1.8 Election of Director : William A. Rand              Management  For           Voted - For
2   To Appoint PricewaterhouseCoopers LLP As Auditors
    of the Corporation for the Ensuing Year and
    Authorizing the Directors to Fix Their Remuneration Management  For           Voted - For
3   To Confirm, with Or Without Variation, an Amendment
    to the Corporation's By-law No. 1 to Add an
    Advanced Notice Requirement for Nominations of
    Directors by Shareholders                           Management  For           Voted - For
NORTHERN DYNASTY MINERALS LTD.
CUSIP: 66510M204 TICKER: NAK
Meeting Date: 19-Jun-13  Meeting Type: Annual and Special Meeting
1   Director                                            Management
1   Scott D. Cousens                                    Management  For           Voted - For
2   Robert A. Dickinson                                 Management  For           Voted - For
3   Gordon J. Fretwell                                  Management  For           Voted - For
4   Russell E. Hallbauer                                Management  For           Voted - For
5   Wayne Kirk                                          Management  For           Voted - For
                                                        422





                           GLOBAL X COPPER MINERS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
6    Peter Mitchell                                       Management  For           Voted - For
7    Stephen V. Scott                                     Management  For           Voted - For
8    Marchand Snyman                                      Management  For           Voted - For
9    Ronald W. Thiessen                                   Management  For           Voted - For
2    Appointment of Deloitte LLP, Independent Registered
     Chartered Accountants As Auditors of the Company
     for the Ensuing Year and Authorizing the Directors
     to Fix Their Remuneration.                           Management  For           Voted - For
3    To Consider and If Thought Advisable, to Approve an
     Ordinary Resolution Authorizing an Alteration of
     the Company's Articles to Include Advance Notice
     Provisions As Set Forth in the Accompanying
     Information Circular.                                Management  For           Voted - For
4    To Approve with Or Without Variation, A Resolution,
     the Full Text of Which is Set Forth in the
     Accompanying Information Circular, Authorizing the
     Adoption of A New Shareholder Rights Plan Agreement
     and Its Three Year Continuation.                     Management  For           Voted - For
OZ MINERALS LTD, MELBOURNE VIC
CUSIP: Q7161P122
Meeting Date: 28-May-13    Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
     Proposals 3, 4 and Votes Cast By-any Individual Or
     Related Party Who Benefit from the Passing of
     The-proposal/s Will be Disregarded by the Company.
     Hence, If You Have Obtained-benefit Or Expect to
     Obtain Future Benefit You Should Not Vote (or
     Vote-"abstain") on the Relevant Proposal Items. by
     Doing So, You Acknowledge That-you Have Obtained
     Benefit Or Expect to Obtain Benefit by the Passing
     of The- Relevant Proposal/s. by Voting (for Or
     Against) on Proposals (3 and 4), You-acknowledge
     That You Have Not Obtained Benefit Neither Expect
     to Obtain-benefit by the Passing of the Relevant
     Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
2.i  Re-election of Mr Paul Dowd As A Director            Management  For           Voted - For
2.ii Re-election of Mr Charles Lenegan As A Director      Management  For           Voted - For
3    Adoption of Remuneration Report (advisory Only)      Management  For           Voted - For
4    Grant of Performance Rights to Mr Terry Burgess      Management  For           Voted - For
PALABORA MINING CO LTD
CUSIP: S59621102
Meeting Date: 30-Apr-13    Meeting Type: Annual General Meeting
1.O.1The Adoption of the Annual Financial Statements for
     the Year Ended 20121231                              Management  For           Voted - For
2.O.2Re-election of Pk Ward As A Director                 Management  For           Voted - For
3.O.3Re-election of Mr Abrahams As A Director             Management  For           Voted - For
4.O.4Re-election of C Kinnell As A Director               Management  For           Voted - For
5.O.5Re-election of Cn Zungu As A Director                Management  For           Voted - For


423




                          GLOBAL X COPPER MINERS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
6.O.6To Elect Pk Ward As A Member of the Board Audit and
      Risk Committee                                      Management  For           Voted - For
7.O.7To Elect Mr Abrahams As A Member of the Board Audit
      and Risk Committee                                  Management  For           Voted - For
8.O.8To Elect Na Hlubi As A Member of the Board Audit
      and Risk Committee                                  Management  For           Voted - For
9.O.9Re-appointment of the Independent Auditors,
      PricewaterhouseCoopers Inc                          Management  For           Voted - For
10O10 Approval of Remuneration Policy Through A Non-
      Binding Advisory Vote                               Management  For           Voted - Against
11S.1 To Approve the Remuneration Payable to Non-
      Executive Directors                                 Management  For           Voted - For
12S.2 To Approve the Granting of Financial Assistance by
      the Company to Or in Connection with Its
      Subsidiaries and Other Related and Inter-related
      Companies and Corporations and to Directors,
      Prescribed Officers and Other Persons Participating
      in Share Or Other Employee Incentive Schemes        Management  For           Voted - For
13S.3 Approval of A New Memorandum of Incorporation       Management  For           Voted - For
PARK ELEKTRIK MADENSILIK SANAYI VE TICARET A.S.
CUSIP: M78160104
Meeting Date: 30-Apr-13   Meeting Type: Ordinary General Meeting
      Important Market Processing Requirement: Power of
      Attorney (poa) Requirments-vary by Custodian.
      Global Custodians May Have A Poa in Place Which
      Would-eliminate the Need for the Individual
      Beneficial Owner Poa. in the Absence Of-this
      Arrangement, an Individual Beneficial Owner Poa May
      be Required. If You- Have Any Questions Please
      Contact Your Client Service Representative.
      Thank-you.                                          Non-Voting                Non-Voting
1     Opening and Election of the Presidential Board      Management  For           Voted - For
2     Granting Authorization to the Presidency Board for
      Signing the Meeting Minutes                         Management  For           Voted - For
3     Reading, Discussing and Approval of Annual Report
      of the Board of Directors , Auditors and
      Independent Auditors Report for the Fiscal Period
      01.01.2012 - 31.12.2012                             Management  For           Voted - For
4     Reading, Analyzing and Approval of the Balance
      Sheet and Profit/loss Statements for the Fiscal
      Period 01.01.2012 - 31.12.2012                      Management  For           Voted - For
5     Absolving Board of Directors from Their Activities
      in 2012                                             Management  For           Voted - For
6     Absolving of Auditors from Their Activities in 2012 Management  For           Voted - For
7     Decision on Dividend Distribution for 2012 As Per
      the Board of Directors Proposal                     Management  For           Voted - For
8     Approval of Amendments Made to Articles
      3,5,6,7,8,9,10,11,12,13,14,15,16,and 20 of Articles
      of Association in Accordance with Capital Market
      Law No 6362,turkish Commercial Code Regulations
      Based on the Permissions Granted by Capital Market
                                                          424





    GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Board, Tr Ministry of Trade and Customs and Energy
    Market Regulatory Board by the General Assembly     Management  For           Voted - For
9   Extension of the Permission Period of the Upper
    Limit of Registered Capital of the Corporation by 5
    Years Which Was 2009 - 2013 and Updating the Period
    As 2013 - 2017 Which is Covered by the 6th Article
    of Article of Association                           Management  For           Voted - For
10  Discussion and Approval of the Internal Directives
    and Procedures for General Assembly of Park
    Elektrik Uretim Madencilik Sanayi Ve Ticaret Anonim
    Sirketi to Comply with the Turkish Commercial Code
    and Tr Ministry of Customs and Trade Regulations    Management  For           Voted - For
11  Passing Resolution on the Appointment of Drt
    Bagimsiz Denetim Ve Serbest Muhasebeci Mali
    Musavirlik A.s As the Independent Auditing Firm for
    2013 Activities and Accounts Recommended by the
    Board of Auditors Within the Framework of Capital
    Market Law Turkish Commercial Code and Energy
    Market Regulatory Board                             Management  For           Voted - For
12  Informing the General Assembly About the
    Remuneration of the Board Members and Executives
    Prepared As Per the Capital Market Board Communique
    with Serial: IV No:56                               Management  For           Voted - For
13  Determination of Remuneration of Board Members      Management  For           Voted - For
14  Submission to the General Assembly for Approval of
    the Matter of Possibility of the Shareholder
    Controlling the Company, Board Members, Senior
    Executives, Their Spouses and Relatives Including
    Second Degree Consanguinity to Conduct
    Transactions, Which May Result in Conflict of
    Interest for Their Own Account Or on Behalf of
    Others to Compete with and to Participate in the
    Companies Engaged in Such Activities As Per the
    Article 1.3.7 of Communique Regarding Determination
    and Implementation of Corporate Governance
    Principles and Articles 395 and 396 of the Turkish
    Commercial Code                                     Management  For           Voted - Against
15  Informing the Shareholders at the General Assembly
    About Company's Ethical Principles and Rules        Management  For           Voted - For
16  Informing the Shareholders at the General Assembly
    About the Company's Disclosure Policy               Management  For           Voted - For
17  Informing the Shareholders at the General Assembly
    About the Company's Donations and Aid Policy        Management  For           Voted - For
18  Informing the Shareholders at the General Assembly
    About the Donations Made in 2012                    Management  For           Voted - For
19  Informing the General Board About the Transactions
    Conducted by the Company with the Related Parties   Management  For           Voted - For
20  Submission to the General Assembly of the
    Information on Guarantees, Pledges and Mortgages
    Given by the Company to the Third Parties and the
    Income Or Benefit Obtained As Per Decision Dated
    09/09/2009 and Numbered 28/780 of the Capital
    Market Board                                        Management  For           Voted - For
                                                        425





                           GLOBAL X COPPER MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
21  Submission to the General Assembly of the
    Information Company Dividend Distribution Policy
    Adopted by the Board of Directors                    Management  For           Voted - For
22  Opinions and Closure                                 Management  For           Voted - For
SOUTHERN COPPER CORPORATION
CUSIP: 84265V105 TICKER: SCCO
Meeting Date: 25-Apr-13    Meeting Type: Annual
1   Director                                             Management
1   G. Larrea Mota-velasco                               Management  For           Vote Withheld
2   Oscar Gonzalez Rocha                                 Management  For           Vote Withheld
3   Emilio Carrillo Gamboa                               Management  For           Voted - For
4   Alfredo Casar Perez                                  Management  For           Vote Withheld
5   Luis Castelazo Morales                               Management  For           Vote Withheld
6   E.C. Sanchez Mejorada                                Management  For           Voted - For
7   X.G. De Quevedo Topete                               Management  For           Vote Withheld
8   D. Muniz Quintanilla                                 Management  For           Vote Withheld
9   L.M. Palomino Bonilla                                Management  For           Voted - For
10  G.P. Cifuentes                                       Management  For           Voted - For
11  Juan Rebolledo Gout                                  Management  For           Vote Withheld
12  Carlos Ruiz Sacristan                                Management  For           Voted - For
2   Ratify the Audit Committee's Selection of Galaz,
    Yamazaki, Ruiz Urquiza, S.c., Member Firm of
    Deloitte Touche Tohmatsu Limited, As Independent
    Accountants for 2013.                                Management  For           Voted - For
3   Approve, by Non-binding Vote, Executive
    Compensation.                                        Management  For           Voted - For
TASEKO MINES LIMITED
CUSIP: 876511106 TICKER: TGB
Meeting Date: 06-Jun-13    Meeting Type: Annual and Special Meeting
1   To Set the Number of Directors at 9.                 Management  For           Voted - For
2   Director                                             Management
1   William P. Armstrong                                 Management  For           Voted - For
2   T. Barry Coughlan                                    Management  For           Voted - For
3   Scott D. Cousens                                     Management  For           Voted - For
4   Robert A. Dickinson                                  Management  For           Voted - For
5   Russell E. Hallbauer                                 Management  For           Voted - For
6   Wayne Kirk                                           Management  For           Voted - For
7   Richard A. Mundie                                    Management  For           Voted - For
8   Ronald W. Thiessen                                   Management  For           Voted - For
9   Alexander G. Morrison                                Management  For           Voted - For
3   Appointment of KPMG LLP, Chartered Accountants As
    Auditors of the Company for the Ensuing Year and
    Authorizing the Directors to Fix Their Remuneration. Management  For           Voted - For
4   To Consider and If Thought Advisable, to Approve A
    Special Resolution Authorizing an Alteration of the
    Company's Articles to Include Advance Notice
                                                         426





                           GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Provisions, As Set Forth in the Accompanying
    Information Circular.                               Management  For           Voted - For
5   To Consider and If Thought Advisable, to Approve A
    Special Resolution Authorizing an Amendment to the
    Company's Articles to Change the Quorum
    Requirements for the Transaction of Business at A
    Meeting, As Set Forth in the Accompanying
    Information Circular.                               Management  For           Voted - For
6   To Approve the Company's Shareholder Rights Plan,
    and Its Three Year Continuation, As Set Forth in
    the Accompanying Information Circular.              Management  For           Voted - For
TURQUOISE HILL RESOURCES LTD.
CUSIP: 900435108 TICKER: TRQ
Meeting Date: 10-May-13    Meeting Type: Annual
1   Director                                            Management
1   Jill Gardiner                                       Management  For           Voted - For
2   R. Peter Gillin                                     Management  For           Voted - For
3   Warren Goodman                                      Management  For           Voted - For
4   Isabelle Hudon                                      Management  For           Voted - For
5   Jean-sebastien Jacques                              Management  For           Voted - For
6   David Klingner                                      Management  For           Voted - For
7   Charles Lenegan                                     Management  For           Voted - For
8   Daniel Larsen                                       Management  For           Voted - For
9   Livia Mahler                                        Management  For           Voted - For
10  Peter Meredith                                      Management  For           Voted - For
11  Kay Priestly                                        Management  For           Voted - For
12  Russel C. Robertson                                 Management  For           Voted - For
13  Jeffery Tygesen                                     Management  For           Voted - For
2   To Appoint PricewaterhouseCoopers LLP, Chartered
    Accountants, As Auditors of the Corporation at A
    Remuneration to be Fixed by the Board of Directors. Management  For           Voted - For
VEDANTA RESOURCES PLC, LONDON
CUSIP: G9328D100
Meeting Date: 28-Aug-12    Meeting Type: Annual General Meeting
1   That the Financial Statements for the Year Ended 31
    March 2012, Together with the Directors' Report and
    the Independent Auditors' Report Thereon, be
    Received                                            Management  For           Voted - For
2   That the Directors' Remuneration Report for the
    Financial Year Ended 31 March 2012 be Approved      Management  For           Voted - Against
3   That A Final Dividend As Recommended by the
    Directors of 35.0 Us Cents Per Ordinary Share in
    Respect of the Financial Year Ended 31 March 2012
    be Approved                                         Management  For           Voted - For
4   That Mr A Agarwal, Who Retires and Seeks Re-
    Appointment Pursuant to Article 122 of the
    Company's Articles of Association, be Re- Appointed
    As A Director                                       Management  For           Voted - Against


427




    GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   That Mr N Agarwal, Who Retires and Seeks Re-
    Appointment Pursuant to Article 122 of the
    Company's Articles of Association, be Re- Appointed
    As A Director                                       Management  For           Voted - Against
6   That Mr N Chandra, Who Retires and Seeks Re-
    Appointment Pursuant to Article 122 of the
    Company's Articles of Association, be Re- Appointed
    As A Director                                       Management  For           Voted - For
7   That Mr E Macdonald, Who Retires and Seeks Re-
    Appointment Pursuant to Article 122 of the
    Company's Articles of Association, be Re- Appointed
    As A Director                                       Management  For           Voted - For
8   That Mr A Mehta, Who Retires and Seeks Re-
    Appointment Pursuant to Article 122 of the
    Company's Articles of Association, be Re- Appointed
    As A Director                                       Management  For           Voted - For
9   That Mr Ms Mehta, Who Retires and Seeks Re-
    Appointment Pursuant to Article 122 of the
    Company's Articles of Association, be Re- Appointed
    As A Director                                       Management  For           Voted - Against
10  That Mr G Green, Who Retires and Seeks Re-
    Appointment Pursuant to Article 121 of the
    Company's Articles of Association, be Re- Appointed
    As A Director                                       Management  For           Voted - Against
11  That Deloitte LLP be Re-appointed As Auditors of
    the Company (the 'auditors') for the Financial Year
    Ending 31 March 2013                                Management  For           Voted - Against
12  That the Directors be Authorised to Determine the
    Auditors' Remuneration                              Management  For           Voted - For
13  That the Directors be Authorised to Allot Shares
    Subject to the Restrictions Set Out in the Notice
    of Meeting                                          Management  For           Voted - For
14  That the Directors be Empowered to Grant the
    Disapplication of Pre-emption Rights Subject to the
    Restrictions Set Out in the Notice of Meeting       Management  For           Voted - For
15  That the Company be Authorised to Purchases Its Own
    Shares Subject to the Restrictions Set Out in the
    Notice of Meeting                                   Management  For           Voted - For
16  That A General Meeting, Other Than an Annual
    General Meeting, May be Called on Not Less Than 14
    Clear Days' Notice                                  Management  For           Voted - Against
17  That the Employee Share Ownership Plan As Set Out
    in the Notice of Meeting be and is Hereby Approved  Management  For           Voted - For
18  That Each of the Subsidiaries be and is Hereby
    Authorised to Adopt and Establish an Employee Share
    Ownership Plan As Set Out in the Notice of Meeting  Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 9. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy-form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting


428




                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 28-Aug-12 Meeting Type: Ordinary General Meeting
1   That the Acquisition by the Company Or One of Its
    Subsidiaries of Between 26.0 and 29.5 Per Cent, of
    the Entire Issued Share Capital of Hindustan Zinc
    Limited from the Government of India As Described
    in the Circular Dated 9 August 2012 be Hereby
    Approved                                            Management  For           Voted - For
2   That the Acquisition by the Company Or One of Its
    Subsidiaries of Between 44.0 and 49.0 Per Cent, of
    the Entire Issued Share Capital of Bharat Aluminium
    Company Ltd from the Government of India As
    Described in the Circular Dated 9 August 2012 be
    Hereby Approved                                     Management  For           Voted - For
XSTRATA PLC, LONDON
CUSIP: G9826T102
Meeting Date: 12-Jul-12 Meeting Type: Ordinary General Meeting
    Please Note That This is an Information Meeting.
    Should You Wish to Attend-the Meeting Personally,
    You May Apply for an Entrance Card by Contacting
    Your-client Representative. Thank You               Non-Voting                Non-Voting
    Please Note That the Decision of Adjournment Will
    be Made at the Meeting.-thank You                   Non-Voting                Non-Voting
1   Any Other Business                                  Non-Voting                Non-Voting
Meeting Date: 07-Sep-12 Meeting Type: Court Meeting
    Please Note That Abstain is Not A Valid Vote Option
    for This Meeting Type. Ple-ase Choose Between "for"
    and "against" Only. Should You Choose to Vote
    Abstain-for This Meeting Then Your Vote Will be
    Disregarded by the Issuer Or Issuers-agent.         Non-Voting                Non-Voting
1   For the Purpose of Considering And, If Thought Fit,
    Approving, with Or Without Modification, the Scheme
    Referred to in the Notice Convening the Court
    Meeting                                             Management  For           Voted - Against
Meeting Date: 07-Sep-12 Meeting Type: Ordinary General Meeting
1   That, Subject to and Conditional Upon the Passing
    of Resolution 2 Set Out in the Notice of the New
    Xstrata General Meeting, for the Purposes of Giving
    Effect to the Scheme: (a) the Directors of the
    Company be Authorised to Take All Such Actions As
    They May Consider Necessary Or Appropriate for
    Carrying the Scheme Into Full Effect; (b) the
    Re-classification of the Ordinary Shares of the
    Company and the Reduction of Capital (including Any
    Reversals Or Contingencies Associated Therewith) be
    Approved; (c) the Capitalisation of the Reserve
    Arising from the Reduction of Capital in Paying Up
    the New Xstrata Shares to be Allotted to Glencore
    International PLC (or Its Nominee(s)) be Approved;
    (d) the Directors of the Company be Authorised to
    Allot the New Xstrata Shares to Glencore
    International PLC (or Its Nominee(s)) As Referred


429




                        GLOBAL X COPPER MINERS ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
    to in Paragraph (c) Above; and (e) the Amendments
    to the Articles of Association of the Company be
    Approved                                         Management  For           Voted - Against
2   That, Subject to and Conditional Upon the Passing
    of Resolution 1 Set Out in the Notice of the New
    Xstrata General Meeting and the Passing of the
    Resolution Set Out in the Notice of the Court
    Meeting: 2.1 the Amended Management Incentive
    Arrangements, As Defined in the Supplementary
    Circular, be Approved and the Directors of the
    Company be Authorised to Do Or Procure to be Done
    All Such Acts and Things on Behalf of the Company
    As They Consider Necessary Or Expedient for the
    Purpose of Giving Effect to Such Arrangements; and
    2.2 the New Xstrata 2012 Plan, As Defined in the
    Supplementary Circular, be Adopted and That the
    Directors of the Company be Authorised to Do Or
    Procure to be Done All Such Acts and Things on
    Behalf of the Company As They Consider Necessary Or
    Expedient for the Purpose of Giving Effect to the
    New Xstrata 2012 Plan                            Management  For           Voted - Against
Meeting Date: 20-Nov-12 Meeting Type: Court Meeting
    Please Note That Abstain is Not A Valid Vote Option
    for This Meeting Type. Ple-ase Choose Between "for"
    and "against" Only. Should You Choose to Vote
    Abstain-for This Meeting Then Your Vote Will be
    Disregarded by the Issuer Or Issuers-agent.      Non-Voting                Non-Voting
1   To Approve the Said New Scheme Subject to the
    Revised Management Incentive Arrangements
    Resolution to be Proposed at the Further Xstrata
    General Meeting Being Passed                     Management  For           Voted - For
2   Please Note That This is A Shareholders' Proposal:
    to Approve the Said New Scheme Subject to the
    Revised Management Incentive Arrangements
    Resolution to be Proposed at the Further Xstrata
    General Meeting Not Being Passed                 Shareholder Against       Voted - For
Meeting Date: 20-Nov-12 Meeting Type: Ordinary General Meeting
1   That, for the Purposes of Giving Effect to the New
    Scheme:(a) the Directors of the Company be
    Authorised to Take All Such Actions As They May
    Consider Necessary Or Appropriate for Carrying the
    New Scheme Into Full Effect; (b) the Re-
    Classification of the Ordinary Shares of the
    Company and the Reduction of Capital (including Any
    Reversals Or Contingencies Associated Therewith) be
    Approved; (c) the Capitalisation of the Reserve
    Arising from the Reduction of Capital in Paying Up
    the Further Xstrata Shares to be Allotted to
    Glencore International PLC (or Its Nominee(s)) be
    Approved; (d) the Directors of the Company be
    Authorised to Allot the New Xstrata Shares to
    Glencore International PLC (or Its Nominee(s)) As
    Referred to in Paragraph (c) Above; and (e) the
                                                     430





    GLOBAL X COPPER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Amendments to the Articles of Association of the
    Company be Approved                                 Management  For           Voted - For
2   That: 2.1 the Revised Management Incentive
    Arrangements, As Defined in the New Scheme
    Circular, be Approved and the Directors of the
    Company be Authorised to Do Or Procure to be Done
    All Such Acts and Things on Behalf of the Company
    As They Consider Necessary Or Expedient for the
    Purpose of Giving Effect to Such Arrangements; and
    2.2 the Revised New Xstrata 2012 Plan, As Defined
    in the New Scheme Circular, be Adopted and That the
    Directors of the Company be Authorised to Do Or
    Procure to be Done All Such Acts and Things on
    Behalf of the Company As They Consider Necessary
    Or Expedient for the Purpose of Giving Effect to
    the Revised New Xstrata 2012 Plan                   Management  For           Voted - Against


431






                          GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AGRIUM INC, CALGARY AB
CUSIP: 008916108
Meeting Date: 09-Apr-13   Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolutions "2 and
     3" and 'in Favor' Or 'abstain' Only For- Resolution
     Numbers "1 and 4.1 to 4.12". Thank You.             Non-Voting                Non-Voting
1    The Appointment of KPMG LLP, Chartered Accountants,
     As Auditors of the Corporation                      Management  For           Voted - For
2    To Approve the Corporation's Advisory Vote on
     Executive Compensation                              Management  For           Voted - For
3    To Reconfirm, Ratify and Approve the Amended and
     Restated Shareholder Rights Plan of the Corporation Management  For           Voted - For
4.1  Election of Director: David C. Everitt              Management  For           Voted - For
4.2  Election of Director: Russell K. Girling            Management  For           Voted - For
4.3  Election of Director: Susan A. Henry                Management  For           Voted - For
4.4  Election of Director: Russell J. Horner             Management  For           Voted - For
4.5  Election of Director: David J. Lesar                Management  For           Voted - For
4.6  Election of Director: John E. Lowe                  Management  For           Voted - For
4.7  Election of Director: A. Anne Mclellan              Management  For           Voted - For
4.8  Election of Director: Derek G. Pannell              Management  For           Voted - For
4.9  Election of Director: Frank W. Proto                Management  For           Voted - For
4.1  Election of Director: Mayo M. Schmidt               Management  For           Voted - For
4.11 Election of Director: Michael M. Wilson             Management  For           Voted - For
4.12 Election of Director: Victor J. Zaleschuk           Management  For           Voted - For
     Please Note This is A Contested Meeting. This is
     the Management Slate . Please-note You are Not
     Permitted to Vote on Both Management and
     Opposition. You Are-only Required to Vote on One
     Slate.                                              Non-Voting                Non-Voting
     Please Note That This Meeting Mentions Dissenter's
     Rights, Please Refer to The-management Information
     Circular for Details                                Non-Voting                Non-Voting
     Please Note That This is A Revision Due to Receipt
     of Additional Comments. If-you Have Already Sent in
     Your Votes, Please Do Not Return This Proxy Form
     Unle-ss You Decide to Amend Your Original
     Instructions. Thank You.                            Non-Voting                Non-Voting
BAGFAS BANDIRMA GUBRE FABRIK
CUSIP: M15695105
Meeting Date: 28-Mar-13   Meeting Type: Ordinary General Meeting
     Important Market Processing Requirement: Power of
     Attorney (poa) Requirments-vary by Custodian.
     Global Custodians May Have A Poa in Place Which
     Would-eliminate the Need for the Individual
     Beneficial Owner Poa. in the Absence Of-this
     Arrangement, an Individual Beneficial Owner Poa May
     be Required. If You- Have Any Questions Please
                                                         433





    GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Contact Your Client Service Representative.
    Thank-you.                                          Non-Voting                Non-Voting
1   Opening and Election of the Chairmanship Council    Management  For           Voted - For
2   Granting Authorization to the Chairmanship Council
    for Signing the Meeting Minutes                     Management  For           Voted - For
3   Submitting Approval of General Assembly of General
    Meeting Internal Policy As Advised by Board of
    Directors                                           Management  For           Voted - For
4   Reading and Deliberation of the Board of Directors,
    Auditors and Independent Auditors Reports           Management  For           Voted - For
5   Reading, Deliberation and Approval of Balance Sheet
    and Income Statements for Year 2012                 Management  For           Voted - For
6   Approval, Renewal Or Rejection Board of Directors
    Proposal for Cash Dividend Rate, Distribution Date
    and Type                                            Management  For           Voted - For
7   Absolving Board Members                             Management  For           Voted - For
8   Absolving and the Auditors                          Management  For           Voted - For
9   Presentation of Information to the Shareholders
    About the Cash Dividend Distribution Policy for the
    Year 2013 and the Following Years                   Management  For           Voted - For
10  Decision on the Monthly Gross Salaries of Executive
    Directors Board of Directory Members and
    Independent Board of Directory Members              Management  For           Voted - For
11  Submitting Approval of General Assembly for the
    Amendments Made to the Main Agreements 1, 2, 3, 4,
    5, 7, 8, 13, 14, 16, 17, 18, 19, 20, 21, 22, 24,
    25, 28, 29, 30, 31, 32, 33, 34, 35, 36, 38, 39, 40
    of Articles Regarding Authorization Received from
    Capital Markets of Board                            Management  For           Voted - For
12  Decision on the Independent Auditing Firm           Management  For           Voted - For
13  Providing Information to Shareholders About Wage
    Policy for the Members of Board of Directors and
    Executive Managers Adherence to Corporate
    Governance Principles                               Management  For           Voted - For
14  Presentation of Information to the Shareholders
    About the Information Policy of the Company         Management  For           Voted - For
15  Presentation of Information to the Shareholders
    About the Transactions Made with the Concerned
    Parties During the Year 2012                        Management  For           Voted - For
16  Providing Information to General Assembly About the
    Assurances, Mortgages and Depositions Given to the
    Third Parties During the Year 2012                  Management  For           Voted - For
17  Providing Information to the General Assembly About
    the Donations Made During the Year 2012             Management  For           Voted - For
18  Submiting the Processes Eligibilities of the
    Shareholders Who Hold the Administrative Rule of
    the Company, Board of Directors, Senior Managers
    and Their Close Relatives, Wifes and Second Level
    Relatives to the General Assemblys Approval As Per
    the 395th and the 396th Articles of the Turkish
    Commercial Code, Resolving to Authorize the Members
    of the Board of Directors to Conduct Business in
    Their Own Names and in the Name of Others, and to
    Conduct the Operations, Which Fall Within the Scope
                                                        434





                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of our Company, in Representation of Other
    Companies and Presentation of Information to the
    General Assembly About These Processes              Management  For           Voted - For
19  Authorizing Board of Directory Members Regarding
    395th and 396th Articles of the Turkish Commercial
    Code                                                Management  For           Voted - For
20  Wishes and Hopes                                    Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in Resolution 18 and A-ddition of
    Article Numbers in Resolution 11. If You Have
    Already Sent in Your-votes, Please Do Not Return
    This Proxy Form Unless You Decide to Amend Your
    Or-iginal Instructions. Thank You.                  Non-Voting                Non-Voting
CF INDUSTRIES HOLDINGS, INC.
CUSIP: 125269100 TICKER: CF
Meeting Date: 14-May-13 Meeting Type: Annual
2A. Election of Director: Robert C. Arzbaecher          Management  For           Voted - For
2B. Election of Director: Stephen J. Hagge              Management  For           Voted - For
2C. Election of Director: Edward A. Schmitt             Management  For           Voted - For
1   Approval of an Amendment to Cf Industries Holdings,
    Inc.'s Amended and Restated Certificate of
    Incorporation.                                      Management  For           Voted - For
3   Approve an Advisory Resolution Regarding the
    Compensation of Cf Industries Holdings, Inc.'s
    Named Executive Officers.                           Management  For           Voted - For
4   Ratification of the Selection of KPMG LLP As Cf
    Industries Holdings, Inc.'s Independent Registered
    Public Accounting Firm for 2013.                    Management  For           Voted - For
5   Stockholder Proposal Regarding Simple Majority
    Voting Standard, If Properly Presented at the
    Meeting.                                            Shareholder Against       Voted - For
6   Stockholder Proposal Regarding Board Diversity, If
    Properly Presented at the Meeting.                  Shareholder Against       Voted - Against
7   Stockholder Proposal Regarding Political Use of
    Corporate Assets, If Properly Presented at the
    Meeting.                                            Shareholder Against       Voted - For
8   Stockholder Proposal Regarding A Sustainability
    Report, If Properly Presented at the Meeting.       Shareholder Against       Voted - For
CHINA BLUECHEMICAL LTD
CUSIP: Y14251105
Meeting Date: 31-May-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    187692 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/


435




    GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    2013/0415/ltn-20130415065.pdf
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0515/ltn2-0130515027.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0515/l-tn20130515023.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider and Approve the Report of the Board of
    the Directors of the Company (the ''board'') for
    the Year Ended 31 December 2012                     Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    Ended 31 December 2012                              Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements and the Auditors' Report of the Company
    for the Year Ended 31 December 2012                 Management  For           Voted - For
4   To Consider and Approve the Proposal for
    Distribution of Profit of the Company for the Year
    Ended 31 December 2012 and the Declaration of the
    Company's Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
5   To Consider and Approve the Budget Proposals of the
    Company for the Year 2013                           Management  For           Voted - For
6   To Consider and Approve the Appointment of Deloitte
    Touche Tohmatsu Certified Public Accountants and
    Deloitte Touche Tohmatsu Certified Public
    Accountants LLP As the International and Domestic
    Auditors of the Company, Respectively, for A Term
    Until the Conclusion of the Next Annual General
    Meeting of the Company and to Authorise the Audit
    Committee of the Board to Determine Their
    Remuneration                                        Management  For           Voted - For
7   To Consider and Approve the Appointment of Mr. Wang
    Mingyang As the Supervisor of the Company, to
    Authorise the Chairman of the Board to Sign A
    Service Contract with Mr. Wang Mingyang for and on
    Behalf of the Company, and to Authorise the Board,
    Which in Turn Will Further Delegate the
    Remuneration Committee of the Board to Determine
    His Remuneration                                    Management  For           Voted - For
8   To Consider and Approve the Proposed Amendments to
    the Articles of Association of the Company and to
    Authorise the Board to Deal with on Behalf of the
    Company the Relevant Filing and Amendments (where
    Necessary) Procedures and Other Related Issues
    Arising from the Amendments to the Articles of
    Association of the Company                          Management  For           Voted - For
9   To Consider and to Authorise the Granting of A
    General Mandate to the Board to Issue Domestic
    Shares and Overseas Listed Foreign Shares (h
    Shares): ''that: (a) the Board be and is Hereby
    Granted, During the Relevant Period (as Defined
    Below), A General and Unconditional Mandate to
    Separately Or Concurrently Issue, Allot And/or Deal


436




                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    with Additional Domestic Shares and Overseas Listed
    Foreign Shares (h Shares) of the Company, and to
    Make Or Grant Offers, Agreements Or Options Which
    Would Or Might Require Domestic Shares and Overseas
    Listed Foreign Shares (h Shares) to be Issued,
    Allotted And/or Dealt With, Subject to the
    Following Conditions: (i) Such Mandate Shall Not
    Extend Beyond the Relevant Period Save That the
    Board May During the Relevant Period Make Or Grant
    Offers, Agreements Or Options Which Might Require
    the Exercise of Such Powers After the End of the
    Relevant Period; (ii) the Number of the Domestic
    Shares and Overseas Listed Foreign Shares (h
    Shares) to be Issued, Allotted And/or Dealt with Or
    Agreed Conditionally Or Unconditionally to be
    Issued, Allotted And/or Dealt with by the Board
    Shall Not Exceed 20% of Each of Its Existing
    Domestic Shares and Overseas Listed Foreign Shares
    (h Shares) of the Company; and (iii) the Board Will
    Only Exercise Its Power Under Such Mandate in
    Accordance with the Company Law of the Prc and the
    Rules Governing the Listing of Securities on the
    Stock Exchange of Hong Kong Limited (as Amended
    from Time to Time) Or Applicable Laws, Rules and
    Regulations of Other Government Or Regulatory
    Bodies and Only If All Necessary Approvals from the
    China Securities Regulatory Commission And/or Other
    Relevant Prc Government Authorities are Obtained.
    (b) for the Purposes of This Special Resolution:
    ''relevant Period'' Means the Period from the
    Passing of This Special Resolution Until the
    Earliest Of: (i) the Conclusion of the Next Annual
    General Meeting of the Company Following the
    Passing of This Special Resolution; (ii) the
    Expiration of the 12-month Period Following the
    Passing of This Special Resolution; Or (iii) the
    Date on Which the Authority Granted to the Board As
    Set Out in This Special Resolution is Revoked Or
    Varied by A Special Resolution of the Shareholders
    of the Company in A General Meeting. (c) Contingent
    on the Board                                        Management  For           Voted - Against
GUBRE FABRIKALARI TAS, ISTANBUL
CUSIP: M5246E108
Meeting Date: 08-May-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: Power of
    Attorney (poa) Requirments-vary by Custodian.
    Global Custodians May Have A Poa in Place Which
    Would-eliminate the Need for the Individual
    Beneficial Owner Poa. in the Absence Of-this
    Arrangement, an Individual Beneficial Owner Poa May
    be Required. If You- Have Any Questions Please
    Contact Your Client Service Representative.
    Thank-you.                                          Non-Voting                Non-Voting
1   Opening and Formation of the Presidency Board       Management  For           Voted - For
                                                        437





                            GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Authorization 0f the Presidency Board to Sign the
    Meeting Minutes                                      Management  For           Voted - For
3   Reading and Discussion of the Annual Reports         Management  For           Voted - For
4   Reading of the Reports Prepared by the Independent
    Audit                                                Management  For           Voted - For
5   Approval of the Financial Reports                    Management  For           Voted - For
6   Decision on Company Profit                           Management  For           Voted - For
7   Approval of the Elected Board                        Management  For           Voted - For
8   Release of the Board                                 Management  For           Voted - For
9   Release of the Auditors                              Management  For           Voted - For
10  Approval of the Amendment to Articles 1 to 6,8 to
    53 Articles of Association of the Company            Management  For           Voted - For
11  Approval of the Independent Audit Firm               Management  For           Voted - For
12  Approval of the Internal Policy Regarding General
    Meeting Issues                                       Management  For           Voted - For
13  Informing the Shareholders About Related Party
    Transactions                                         Management  For           Voted - For
14  Informing the Shareholders About Guarantees,pledges
    Liens Given to the Third Parties and Benefits
    Realized from Those in Year 2012                     Management  For           Voted - For
15  Informing the Shareholders About Donations Made in
    Year 2012                                            Management  For           Voted - For
16  Election of the Board                                Management  For           Voted - For
17  Determination of the Wages for the Board             Management  For           Voted - For
18  Granting Permission to the Board to Carry Out the
    Transactions Written in Articles 395 and 396 of
    Turkish Commercial Code                              Management  For           Voted - Against
19  Proposals and Hopes                                  Management  For           Voted - For
20  Closing                                              Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in Resolution 14. If Y-ou Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    Form Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting
INCITEC PIVOT LTD
CUSIP: Q4887E101
Meeting Date: 18-Dec-12     Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3, 4 and Votes Cast By-any Individual Or
    Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (3 and 4), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting


438




                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Re-election of Mr Paul Brasher As A Director        Management  For           Voted - For
2   Re-election of Mr Graham Smorgon As A Director      Management  For           Voted - For
3   Approval of Issue to Managing Director Under the
    Incitec Pivot Performance Rights Plan               Management  For           Voted - For
4   Adoption of Remuneration Report (advisory Only)     Management  For           Voted - For
INTREPID POTASH, INC
CUSIP: 46121Y102 TICKER: IPI
Meeting Date: 29-May-13 Meeting Type: Annual
1A  Election of Director: J. Landis Martin              Management  For           Voted - For
1B  Election of Director: Barth E. Whitham              Management  For           Voted - For
2   The Ratification of the Appointment of KPMG LLP As
    our Independent Registered Public Accounting Firm
    for 2013.                                           Management  For           Voted - For
3   The Approval, on an Advisory Basis, of our
    Executive Compensation.                             Management  For           Voted - For
ISRAEL CHEMICALS LTD, TEL AVIV-JAFFA
CUSIP: M5920A109
Meeting Date: 29-Aug-12 Meeting Type: Annual General Meeting
    As A Condition of Voting, Israeli Market
    Regulations Require That You-disclose Whether You
    Have A Controlling Or Personal Interest in This
    Company.-should Either be the Case, Please Contact
    Your Client Service Representative-so That We May
    Lodge Your Instructions Accordingly. If You Do Not
    Have A- Controlling Or Personal Interest, Submit
    Your Vote As Normal                                 Non-Voting                Non-Voting
1   Discussion of the Financial Statements and
    Directors Report for the Year 2011                  Management  For           Voted - For
2   Re Appointment of Accountant Auditors Until the
    Next Agm and Report of Their Remuneration for 2011
    : KPMG Somekh Chaikin                               Management  For           Voted - For
3.1 Re Appointment of Nir Gilad As Director (until the
    Next Agm) Who Will Continue to Receive the Benefits
    and Conditions That the Company Directors Generally
    Receive                                             Management  For           Voted - Against
3.2 Re Appointment of Yossi Rosen As Director (until
    the Next Agm) Who Will Continue to Receive the
    Benefits and Conditions That the Company Directors
    Generally Receive                                   Management  For           Voted - Against
3.3 Re Appointment of Chaim Erez As Director (until the
    Next Agm) Who Will Continue to Receive the Benefits
    and Conditions That the Company Directors Generally
    Receive                                             Management  For           Voted - Against
3.4 Re Appointment of Moshe Vidman As Director (until
    the Next Agm) Who Will Continue to Receive the
    Benefits and Conditions That the Company Directors
    Generally Receive                                   Management  For           Voted - Against
3.5 Re Appointment of Avisar Paz As Director (until the
    Next Agm) Who Will Continue to Receive the Benefits
                                                        439





                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    and Conditions That the Company Directors Generally
    Receive                                             Management  For           Voted - Against
3.6 Re Appointment of Eran Sarig As Director (until the
    Next Agm) Who Will Continue to Receive the Benefits
    and Conditions That the Company Directors Generally
    Receive                                             Management  For           Voted - Against
3.7 Re Appointment of Avraham (baiga) Shohat As
    Director (until the Next Agm) Who Will Continue to
    Receive the Benefits and Conditions That the
    Company Directors Generally Receive                 Management  For           Voted - For
3.8 Re Appointment of Victor Medina As Director (until
    the Next Agm) Who Will Continue to Receive the
    Benefits and Conditions That the Company Directors
    Generally Receive                                   Management  For           Voted - For
3.9 Re Appointment of Ovadia Eli As Director (until the
    Next Agm) Who Will Continue to Receive the Benefits
    and Conditions That the Company Directors Generally
    Receive                                             Management  For           Voted - Against
4   Re Appointment of Prof.yair.orgler As an External
    Director for an Additional Three Year Term, and
    Authorization to Grant Him the Maximum Remuneration
    Allowed by the Company Protocols for Experts Who
    are External Directors, As Well As the Benefits
    That Company Directors Generally Receive            Management  For           Voted - Against
5   Re Appointment of Dr.miriam Haran As an External
    Director for an Additional Three Year Term.
    Authorization to Continue to Grant Her the Maximum
    Remuneration Allowed by the Company Protocols for
    Experts Who are External Directors, As Well As the
    Benefits That Company Directors Generally Receive   Management  For           Voted - Against
6   Purchase of Insurance Cover During A Period of 3
    Years for D and O, Including Owners of Control and
    Their Relatives, Present and Future. the Cover Will
    be in 2 Layers: Layer 1 is Israel Corporation Group
    Cover Plus Israel Chemicals and Israel Chemical
    Subsidiaries 20 Million Usd (premium Split Israel
    Chemicals 42.5 Pct, Israel Corp 57.5 Pct). Layer 2
    is Israel Chemicals Group Without Israel
    Corporation 200 Million Usd. Total Cost to Israel
    Chemicals of Premium for the Current Year Will Not
    Exceed 520,000 Usd, and for Future Years Will Not
    Increase by More Than 25 Pct A Year                 Management  For           Voted - For
K+S AKTIENGESELLSCHAFT, S AKTIENGESELLSCHAFT
CUSIP: D48164129
Meeting Date: 14-May-13 Meeting Type: Annual General Meeting
1   Presentation of the Approved Annual Financial
    Statements of K+s Aktiengesellsc-haft, of the
    Approved Consolidated Financial Statements, of the
    Combined Manag-ement and Group Management Report
    and of the Supervisory Board Report, in Each-case
    for the 2012 Financial Year, As Well As of the
    Explanatory Report of The-board of Executive
    Directors Concerning the Information Under Sections
                                                        440





                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     289 Pa-ragraph 4 and 315 Paragraph 4 of the German
     Commercial Code (hgb)                               Non-Voting                Non-Voting
2    Adoption of A Resolution on the Appropriation of
     Profits                                             Management  For           Voted - For
3    Adoption of A Resolution About the Ratification of
     the Actions of the Board of Executive Directors     Management  For           Voted - For
4    Adoption of A Resolution About the Ratification of
     the Actions of the Supervisory Board                Management  For           Voted - For
5    Election of the Auditor for the 2013 Financial
     Year: Deloitte & Touche Gmbh                        Management  For           Voted - For
6.a  Election to the Supervisory Board: Ms. Jella S.
     Benner-heinacher                                    Management  For           Voted - For
6.b  Election to the Supervisory Board: Mr. Wesley Clark Management  For           Voted - For
6.c  Election to the Supervisory Board: Dr. Bernd
     Malmstroem                                          Management  For           Voted - For
6.d  Election to the Supervisory Board: Dr. Annette
     Messemer                                            Management  For           Voted - For
6.e  Election to the Supervisory Board: Dr. Rudolf
     Mueller                                             Management  For           Voted - For
6.f  Election to the Supervisory Board: Dr. Eckart
     Suenner                                             Management  For           Voted - For
NAMHAE CHEMICAL CORPORATION, SEOUL
CUSIP: Y6200J106
Meeting Date: 22-Mar-13 Meeting Type: Annual General Meeting
1    Approval of Financial Statement                     Management  For           Voted - Against
2    Election of Inside Director Candidates: Kim Jun Ho,
     Son Jung Geun, Lee Bok Yeong, Hong Tae Gyu.
     Election of Non-permanent Director Candidate: Song
     Jong Yun. Election of Outside Director Candidates:
     Hyeon Hae Nam, Son Byeong Gyeok, Lee Dong Ho        Management  For           Voted - For
3    Approval of Remuneration Limit of Directors         Management  For           Voted - For
4    Approval of Remuneration Limit of Auditors          Management  For           Voted - For
NIHON NOHYAKU CO.,LTD.
CUSIP: J50667104
Meeting Date: 21-Dec-12 Meeting Type: Annual General Meeting
1    Approve Appropriation of Surplus                    Management  For           Voted - For
2.1  Appoint A Director                                  Management  For           Voted - For
2.2  Appoint A Director                                  Management  For           Voted - For
2.3  Appoint A Director                                  Management  For           Voted - For
2.4  Appoint A Director                                  Management  For           Voted - For
2.5  Appoint A Director                                  Management  For           Voted - For
2.6  Appoint A Director                                  Management  For           Voted - For
2.7  Appoint A Director                                  Management  For           Voted - For
2.8  Appoint A Director                                  Management  For           Voted - For
2.9  Appoint A Director                                  Management  For           Voted - For
2.10 Appoint A Director                                  Management  For           Voted - For
3.1  Appoint A Corporate Auditor                         Management  For           Voted - Against


441




                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.2  Appoint A Corporate Auditor                          Management  For           Voted - For
NUFARM LIMITED
CUSIP: Q7007B105
Meeting Date: 06-Dec-12 Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
     Proposals 2, 4 and Votes Cast By-any Individual Or
     Related Party Who Benefit from the Passing of
     The-proposal/s Will be Disregarded by the Company.
     Hence, If You Have Obtained-benefit Or Expect to
     Obtain Future Benefit You Should Not Vote (or
     Vote-"abstain") on the Relevant Proposal Items. by
     Doing So, You Acknowledge That-you Have Obtained
     Benefit Or Expect to Obtain Benefit by the Passing
     of The- Relevant Proposal/s. by Voting (for Or
     Against) on Proposals (2 and 4), You-acknowledge
     That You Have Not Obtained Benefit Neither Expect
     to Obtain-benefit by the Passing of the Relevant
     Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
2    Adoption of the Remuneration Report                  Management  For           Voted - For
3.a  Re-election of Dr W B (bruce) Goodfellow As A
     Director                                             Management  For           Voted - For
3.b  Re-election of Mr F A (frank) Ford As A Director     Management  For           Voted - For
4    Issue of Performance Rights to Managing
     Director/ceo - Mr Doug Rathbone                      Management  For           Voted - For
POTASH CORPORATION OF SASKATCHEWAN INC, SASKATOON
CUSIP: 73755L107
Meeting Date: 16-May-13 Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolutions "3 and
     4" and 'in Favor' Or 'abstain' Only For- Resolution
     Numbers "1.1 to 1.13 and 2". Thank You.              Non-Voting                Non-Voting
1.1  Election of Director: C. M. Burley                   Management  For           Voted - For
1.2  Election of Director: D. G. Chynoweth                Management  For           Voted - For
1.3  Election of Director: D. Clauw                       Management  For           Voted - For
1.4  Election of Director: W. J. Doyle                    Management  For           Voted - For
1.5  Election of Director: J. W. Estey                    Management  For           Voted - For
1.6  Election of Director: G. W. Grandey                  Management  For           Voted - For
1.7  Election of Director: C. S. Hoffman                  Management  For           Voted - For
1.8  Election of Director: D. J. Howe                     Management  For           Voted - For
1.9  Election of Director: A. D. Laberge                  Management  For           Voted - For
1.10 Election of Director: K.g.martell                    Management  For           Voted - For
1.11 Election of Director: J. J. Mccaig                   Management  For           Voted - For
1.12 Election of Director: M. Mogford                     Management  For           Voted - For
1.13 Election of Director: E. Viyella De Paliza           Management  For           Voted - For
2    The Appointment of Deloitte LLP As Auditors of the
     Corporation                                          Management  For           Voted - For
3    The Resolution (attached As Appendix B to the
     Accompanying Management Proxy Circular) Approving
                                                          442





                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Adoption of A New Performance Option Plan, the
    Full Text of Which is Attached As Appendix C to the
    Accompanying Management Proxy Circular               Management  For           Voted - For
4   The Advisory Resolution Accepting the Corporation's
    Approach to Executive Compensation Disclosed in the
    Accompanying Management Proxy Circular               Management  For           Voted - For
SINOFERT HOLDINGS LTD, HAMILTON
CUSIP: G8403G103
Meeting Date: 13-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/ltn20130509228.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/ltn20130509226.pdf                         Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements of the Company and the Reports
    of the Directors and the Auditors of the Company
    for the Year Ended 31 December 2012                  Management  For           Voted - For
2   To Approve and Declare A Final Dividend for the
    Year Ended 31 December 2012                          Management  For           Voted - For
3A  To Re-elect Mr. Feng Zhi Bin As an Executive
    Director of the Company                              Management  For           Voted - Against
3B  To Re-elect Dr. Stephen Francis Dowdle As A
    Non-executive Director of the Company                Management  For           Voted - Against
3C  To Re-elect Mr. Tse Hau Yin, Aloysius As an
    Independent Non-executive Director of the Company    Management  For           Voted - For
4   To Authorize the Board of Directors of the Company
    to Fix the Remuneration for All Directors            Management  For           Voted - For
5   To Re-appoint KPMG As Auditors of the Company and
    to Authorize the Board of Directors of the Company
    to Fix Their Remuneration                            Management  For           Voted - For
6   To Grant to the Directors A General Mandate to
    Allot, Issue and Deal with Ordinary Shares of the
    Company                                              Management  For           Voted - Against
7   To Grant to the Directors A General Mandate to
    Repurchase Ordinary Shares of the Company            Management  For           Voted - For
8   To Extend the General Mandate to the Directors to
    Allot, Issue and Deal with Ordinary Shares of the
    Company by the Number of Ordinary Shares Repurchased Management  For           Voted - Against
SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.
CUSIP: 833635105 TICKER: SQM
Meeting Date: 25-Apr-13 Meeting Type: Annual
1   Sqm's Balance Sheet, Audited Financial Statements,
    Annual Report, Accounting Inspectors Report, and


443




                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    External Auditors' Report for the Business Year
    Ended December 31, 2012.                             Management  For           Voted - For
2   Appointment of the External Auditing Company and
    Accounting Inspectors for the 2013 Business Year.    Management  For           Voted - For
3   Operations Referred to in Title Xvi of Law 18,046
    ("law of Corporations" of Chile).                    Management  For           Voted - For
4   Investment and Financing Policies.                   Management  For           Voted - For
5   Net Income for the 2012 Business Year, Distribution
    of Final Dividend and Future Dividend Policy.        Management  For           Voted - For
6   Board of Director Expenditures for the 2012
    Business Year.                                       Management  For           Voted - For
7   Elections and Compensation for the Members of the
    Board.                                               Management  For           Abstain
8   Matters Related to the Directors, Audit and Health,
    Safety and Environment Committees.                   Management  For           Abstain
9   Other Corresponding Matters in Accordance with the
    Law.                                                 Management  For           Voted - Against
SYNGENTA AG, BASEL
CUSIP: H84140112
Meeting Date: 23-Apr-13 Meeting Type: Annual General Meeting
    Please Note That This is the Part II of the Meeting
    Notice Sent Under Meeting-154692, Including the
    Agenda. to Vote in the Upcoming Meeting, Your Name
    Must-be Notified to the Company Registrar As
    Beneficial Owner Before the Re-registr-ation
    Deadline. Please Note That Those Instructions That
    are Submitted After T-he Cutoff Date Will be
    Processed on A Best Effort Basis. Thank You.         Non-Voting                Non-Voting
    Blocking of Registered Shares is Not A Legal
    Requirement in the Swiss Market,-specific Policies
    at the Individual Sub-custodians May Vary. Upon
    Receipt of T-he Voting Instruction, It is Possible
    That A Marker May be Placed on Your Shar- Es to
    Allow for Reconciliation and Re-registration
    Following A Trade. If You H-ave Concerns Regarding
    Your Accounts, Please Contact Your Client Service
    Repre-sentative.                                     Non-Voting                Non-Voting
1.1 Approval of the Annual Report, Including the Annual
    Financial Statements and the Group Consolidated
    Financial Statements for the Year 2012               Management  For           Voted - For
1.2 Consultative Vote on the Compensation System         Management  For           Voted - Against
2   Discharge of the Members of the Board of Directors
    and the Executive Committee                          Management  For           Voted - For
3   Appropriation of the Available Earnings As Per
    Balance Sheet 2012 and Dividend Decision: Chf 9.50
    Per Share                                            Management  For           Voted - For
4.1 Re-election of Michael Mack to the Board of Director Management  For           Voted - For
4.2 Re-election of Jacques Vincent to the Board of
    Director                                             Management  For           Voted - For
4.3 Election of Eleni Gabre-madhin to the Board of
    Director                                             Management  For           Voted - For


444




                          GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY  MGT. POSITION REGISTRANT VOTED
4.4 Election of Eveline Saupper to the Board of Director Management   For           Voted - For
5   Election of the External Auditor Ernst and Young Ag  Management   For           Voted - For
6   Additional And/or Counter - Proposals                Management   Abstain       Abstain
TAIWAN FERTILIZER CO LTD
CUSIP: Y84171100
Meeting Date: 25-Jun-13   Meeting Type: Annual General Meeting
    As Per Trust Association's Proxy Voting Guidelines,
    Every Shareholder Is-eligible to be Nominated As A
    Candidate and be Elected As A Director Or A-
    Supervisor, Regardless of Being Recommended by the
    Company And/or by Other-parties. If You Intend to
    Vote for A Listed Candidate, You Will Need
    To-contact the Candidate And/or the Issuing Company
    to Obtain the Candidate's-name and Id Number.
    Without Such Specific Information, an Election
    Would Be-deemed As A 'no Vote'.                      Non-Voting                 Non-Voting
    Please Note That in Cases Where the Client
    Instructs Us to Vote Against Any-proposal to be
    Discussed at A Shareholders Meeting and the Voting
    With-respect to Such Proposal is Done by Ballot, We
    Or our Designee Will Fill Out-the Ballot in Respect
    of Such Proposal in Accordance with the
    Clients-instructions. However, If the Voting at the
    Shareholders Meeting is Done By-acclamation, We/our
    Designee Will Not Take Any Action in Respect of
    The-relevant Proposal. Thank You                     Non-Voting                 Non-Voting
A.1 The 2012 Business Operations                         Non-Voting                 Non-Voting
A.2 The 2012 Audited Reports                             Non-Voting                 Non-Voting
A.3 The Adoption of Ifrs for the Adjustment of Profit
    Distribution and Special-reserve                     Non-Voting                 Non-Voting
B.1 The 2012 Financial Statements                        Management   For           Voted - For
B.2 The 2012 Profit Distribution. Proposed Cash
    Dividend: Twd2.7 Per Share                           Management   For           Voted - For
B.3 The Revision to the Articles of Incorporation        Management   For           Voted - For
B.4 The Revision to the Procedures of Monetary Loans,
    Endorsement and Guarantee.                           Management   For           Voted - For
B.5 The Revision to the Rules of Shareholders Meeting    Management   For           Voted - For
B.6 The Proposal of Donation                             Management   For           Abstain
B.7 The Election of the Directors                        Management   For           Voted - For
B.8 Extraordinary Motions                                Management   For           Voted - Against
THE ISRAEL CORP
CUSIP: M8785N109
Meeting Date: 09-Aug-12   Meeting Type: ExtraOrdinary General Meeting
    As A Condition of Voting, Israeli Market
    Regulations Require That You-disclose Whether You
    Have A Controlling Or Personal Interest in This
    Company.-should Either be the Case, Please Contact
    Your Client Service Representative-so That We May
    Lodge Your Instructions Accordingly. If You Do Not
                                                         445





                         GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Have A- Controlling Or Personal Interest, Submit
     Your Vote As Normal                                  Non-Voting                Non-Voting
1    Purchase of Insurance Cover During A Period of 3
     Years for D and O, Including Owners of Control and
     Their Relatives, Present and Future. the Cover Will
     be in 2 Layers: Layer 1 is Israel Corporation Group
     Cover Plus Israel Chemicals and Israel Chemical
     Subsidiaries 20 Million Usd (premium Split Israel
     Chemicals 42.5 Pct, Israel Corp 57.5 Pct). Layer 2
     is Israel Corporation Group Without Israel
     Chemicals 120 Million Usd. Total Cost to Israel
     Corp. of Premium for the Current Year Will Not
     Exceed 500,000 Usd, and for Future Years Will Not
     Increase by More Than 25 Pct A Year                  Management  For           Voted - For
Meeting Date: 11-Dec-12  Meeting Type: MIX
     As A Condition of Voting, Israeli Market
     Regulations Require That You-disclose Whether You
     Have A Controlling Or Personal Interest in This
     Company.-should Either be the Case, Please Contact
     Your Client Service Representative-so That We May
     Lodge Your Instructions Accordingly. If You Do Not
     Have A- Controlling Or Personal Interest, Submit
     Your Vote As Normal                                  Non-Voting                Non-Voting
1    Discussion of the Financial Statements and
     Directors Report for the Year 2011                   Management  For           Voted - For
2    Re-appointment of Accountant-auditors and
     Authorization of the Board to Fix Their Fees         Management  For           Voted - For
3.1  Re-appointment of Officiating Director: Amir Elstein Management  For           Voted - Against
3.2  Re-appointment of Officiating Director: Idan Ofer    Management  For           Voted - Against
3.3  Re-appointment of Officiating Director: Amnon Leon   Management  For           Voted - Against
3.4  Re-appointment of Officiating Director: Zev Nahari   Management  For           Voted - Against
3.5  Re-appointment of Officiating Director: Ron
     Moscowitz                                            Management  For           Voted - Against
3.6  Re-appointment of Officiating Director: Zehavit
     Cohen                                                Management  For           Voted - For
3.7  Re-appointment of Officiating Director: Yoav Duplet  Management  For           Voted - Against
3.8  Re-appointment of Officiating Director: Aviad
     Kaufman                                              Management  For           Voted - Against
3.9  Re-appointment of Officiating Director: Eitan Raf    Management  For           Voted - Against
3.1  Re-appointment of Officiating Director: Dan Zuskind  Management  For           Voted - For
3.11 Re-appointment of Officiating Director: Michael
     Bricker                                              Management  For           Voted - For
4    Renewal of the Office of the Chairman, Amir Elsein,
     for an Additional 3 Years and Issue to Him of
     35,000 Options with an Exercise Price of Nis 2,5000
     Index Linked                                         Management  For           Voted - Against
Meeting Date: 30-Jun-13  Meeting Type: ExtraOrdinary General Meeting
     As A Condition of Voting, Israeli Market
     Regulations Require That You-disclose Whether You
     Have A Controlling Or Personal Interest in This
     Company.-should Either be the Case, Please Contact
     Your Client Service Representative-so That We May


446




                            GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY     MGT. POSITION REGISTRANT VOTED
    Lodge Your Instructions Accordingly. If You Do Not
    Have A- Controlling Or Personal Interest, Submit
    Your Vote As Normal                                 Non-Voting                    Non-Voting
1   Approval to Extend the Company's Agreement with the
    Chairman of the Board, Mr. Amir Elstein, As Per the
    Terms of the Existing Agreement, Until December
    31,2013                                             Management      For           Voted - For
Meeting Date: 11-Jul-13     Meeting Type: ExtraOrdinary General Meeting
    As A Condition of Voting, Israeli Market
    Regulations Require That You-disclose Whether You
    Have A Controlling Or Personal Interest in This
    Company.-should Either be the Case, Please Contact
    Your Client Service Representative-so That We May
    Lodge Your Instructions Accordingly. If You Do Not
    Have A- Controlling Or Personal Interest, Submit
    Your Vote As Normal                                 Non-Voting                    Non-Voting
1   Re-appointment of Professor Gideon Langholtz As an
    External Director of the Company for an Additional
    3 Year Period, As of October 11, 2013               Management      For           Voted - For
2   Re-appointment of Mr. Ofer Termechi As an External
    Director of the Company for an Additional 3 Year
    Period, As of August 30, 2013                       Management      For           Voted - For
THE MOSAIC COMPANY
CUSIP: 61945C103 TICKER: MOS
Meeting Date: 04-Oct-12     Meeting Type: Annual
1A. Election of Director: Phyllis E. Cochran            Management      For           Voted - For
1B. Election of Director: Gregory L. Ebel               Management      For           Voted - For
1C. Election of Director: Robert L. Lumpkins            Management      For           Voted - For
1D. Election of Director: William T. Monahan            Management      For           Voted - For
2   Ratification of Election of One Director, Harold H.
    Mackay.                                             Management      For           Voted - For
3   Ratification of the Appointment of KPMG LLP As our
    Independent Registered Public Accounting Firm to
    Audit our Financial Statements As of and for the
    Year Ending May 31, 2013 and the Effectiveness of
    Internal Control Over Financial Reporting As of May
    31, 2013.                                           Management      For           Voted - For
4   A Non-binding Advisory Vote on Executive
    Compensation ("say-on- Pay").                       Management      For           Voted - For
THE SCOTTS MIRACLE-GRO CO.
CUSIP: 810186106 TICKER: SMG
Meeting Date: 17-Jan-13     Meeting Type: Annual
1   Director                                            Management
1   Adam Hanft                                          Management      For           Voted - For
2   Stephen L. Johnson                                  Management      For           Voted - For
3   K.H. Littlefield                                    Management      For           Voted - For
4   Michael E. Porter, Ph.d                             Management      For           Voted - For


447




                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Approval, on an Advisory Basis, of the Compensation
    of the Company's Named Executive Officers.          Management  For           Voted - For
3   Approval of an Amendment and Restatement of the
    Scotts Miracle- Gro Company Amended and Restated
    2006 Long-term Incentive Plan To, Among Other
    Things, Increase the Maximum Number of Common
    Shares Available for Grant to Participants Under
    the Plan.                                           Management  For           Voted - For
4   Ratification of the Selection of Deloitte & Touche
    LLP As the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending
    September 30, 2013.                                 Management  For           Voted - For
URALKALIY OJSC, BEREZNIKI
CUSIP: 9.17E+210
Meeting Date: 04-Jun-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    199109 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
1   To Approve the Procedure of the Annual General
    Meeting of Shareholders of Ojsc "uralkali"          Management  For           Voted - For
2   To Approve the Annual Report of Ojsc "uralkali" for
    the Year 2012                                       Management  For           Voted - For
3   To Approve the Annual Financial Statements of Ojsc
    "uralkali" for 2012                                 Management  For           Voted - For
4   To Approve the Distribution of Profits of Ojsc
    "uralkali" Based on the Results of 2012: 1. to Pay
    Dividends for 2012 in the Amount of 3.9 Rubles Per
    One Common Share of Ojsc "uralkali"; 2. to Pay
    Remuneration to the Members of the Revision
    Commission in the Amount of 287.4 Thousand Rubles   Management  For           Voted - For
5.1 To Elect the Following Individual to the Revision
    Commission of Ojsc "uralkali": Lydia Nikonova       Management  For           Voted - For
5.2 To Elect the Following Individual to the Revision
    Commission of Ojsc "uralkali": Alexandra Orlova     Management  For           Voted - For
5.3 To Elect the Following Individual to the Revision
    Commission of Ojsc "uralkali": Marina Parieva       Management  For           Voted - For
5.4 To Elect the Following Individual to the Revision
    Commission of Ojsc "uralkali": Artem Tkachev        Management  For           Voted - For
5.5 To Elect the Following Individual to the Revision
    Commission of Ojsc "uralkali": Ksenia Tola          Management  For           Voted - For
6   To Approve the New Edition of the Charter of Ojsc
    "uralkali"                                          Management  For           Voted - For
7   To Approve the New Edition of the Regulations on
    the Board of Directors of Ojsc "uralkali"           Management  For           Voted - For
8   To Approve the New Edition of the Regulations on
    the General Meeting of Shareholder of Ojsc
    "uralkali"                                          Management  For           Voted - For
9   To Approve the New Edition of the Regulations on
    the Revision Commission of Ojsc "uralkali"          Management  For           Voted - For


448




    GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
10  To Approve the New Edition of the Regulations on
    Remuneration and Reimbursement of the Members of
    the Board of Directors of Ojsc "uralkali"           Management  For           Voted - For
11  To Approve the New Edition of the Regulations on
    the Management Board of Ojsc "uralkali"             Management  For           Voted - For
12  To Establish the Price of the Property-amount of
    Obligations of Ojsc "uralkali (hereinafter the
    Company), Which is the Subject Matter of the
    Related Party Transaction (series of Interrelated
    Transactions),-deed of Indemnity-executed by Ojsc
    "uralkali" with Each Member of the Board of
    Directors of Ojsc "uralkali" (hereinafter the
    Deed)-as Follows: the Price of the Property (amount
    of Obligations of the Company) Per Each
    Interrelated Transaction is Based on the Fact That
    the Maximum Amount of Indemnity Granted by the
    Company Under Each Deed May Not Exceed (50) Million
    Us Dollars and That the Total Amount of Indemnity
    is Less Than Two (2) Percent of the Balance-sheet
    Value of the Assets of the Company According to the
    Financial Statements of the Company As of the Last
    Reporting Date                                      Management  For           Voted - For
13  To Approve the Deeds of Indemnity Executed by Ojsc
    "uralkali" with Each Member of the Board of
    Directors of Ojsc "uralkali" As Interrelated
    Related Party Transactions on the Following
    Principle Conditions: 1. Parties to the
    Transaction: Member of the Board of Directors of
    Ojsc "uralkali" (indemnified Party) and Ojsc
    "uralkali" (company); 2. Beneficiary
    (beneficiaries) Under the Transaction: Member of
    the Board of Directors of Ojsc "uralkali"; 3. Price
    of Transaction: Payments Under Each Deed May Not
    Exceed Fifty (50) Million Us Dollars; 4. Subject
    Matter of Transaction: the Company Must Compensate
    the Indemnified Party for All Costs and Losses
    (including Amounts of Claims, Losses, Other
    Reasonable Costs and Expenses) Borne by the
    Indemnified Party in Connection with Any Claims,
    Demands, Lawsuits, Investigations, Proceedings and
    Liability Arising from the Fact That the
    Indemnified Party Acted in the Official Capacity As
    A Member of the Board of Directors of the Company
    and A Member of A Committee (committees) of the
    Board of Directors of the Company. 5. Validity of
    Agreement (deed): from the Moment When the
    Indemnified Party is Appointed to the Board of
    Directors of the Company Until the Moment of
    Termination of the Deed by the Parties (the Period
    is Unlimited). the Provisions of the Deed of
    Indemnity Remain Valid After
    Termination/resignation of the Indemnified Party
    from the Board of Directors; for the Avoidance of
    Any Doubt the Provisions of the Deed of Indemnity
    Shall be Applicable Only to the Period of Time
    During Which the Indemnified Party Acted in the


449




     GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Official Capacity As A Member of the Board of
     Directors                                           Management  For           Voted - For
14.1 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion Between
     Ojsc "uralkali" (customer) and Open Joint Stock
     Company "ural Science and Research and Project
     Institute of Galurgia" (contractor) of Contractor
     Agreements (including Contractor Agreements for
     Project and Research                                Management  For           Voted - For
14.2 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion Between
     Ojsc "uralkali" (customer) and Closed Joint Stock
     Company "vnii Galurgii" (contractor) of Contractor
     Agreements (including Contractor Agreements for
     Project and Research Work), Non- Gratis Services
     Agreements, Agreements for Research and Development
     Work, Experimental Development Work and
     Technological Work As Related-party Transactions
     and As Transactions Which May be Concluded in the
     Future in the Normal Course of Business of Ojsc
     "uralkali" and to Establish That the Maximum Amount
     of the Indicated Transactions May Not Exceed 550
     Million Rubles                                      Management  For           Voted - For
14.3 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion Between
     Ojsc "uralkali" (contractor) and Closed Joint Stock
     Company "solikamsk Construction Trust" (contractor)
     of Contractor Agreements and Non-gratis Services
     Agreements As Related-party Transactions and As
     Transactions Which May be Concluded in the Future
     in the Normal Course of Business of Ojsc "uralkali"
     and to Establish That the Maximum Amount of the
     Indicated Transactions May Not Exceed 620 Million
     Rubles.4. Period of Insurance: from 25 July 2012
     Until 24 July 2013                                  Management  For           Voted - For
14.4 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of
     Non-gratis Services Agreements Between Ojsc
     "uralkali" (customer) and Closed Joint Stock
     Company "registrator Intraco" (contractor) As


450




     GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Related-party Transactions and As Transactions
     Which May be Concluded in the Future in the Normal
     Course of Business of Ojsc "uralkali" and to
     Establish That the Maximum Amount of the Indicated
     Transactions May Not Exceed 9 Million Rubles        Management  For           Voted - For
14.5 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of
     Contractor Agreements and Non-gratis Services
     Agreements Between Ojsc "uralkali" (customer) and
     Limited Liability Company Security Agency
     "sheriff-berezniki" (contractor) As Related-party
     Transactions and As Transactions Which May be
     Concluded in the Future in the Normal Course of
     Business of Ojsc "uralkali" and to Establish That
     the Maximum Amount of the Indicated Transactions
     May Not Exceed 155 Million Rubles                   Management  For           Voted - For
14.6 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of Lease
     Agreements Between Ojsc "uralkali" (lessor) and
     Closed Joint Stock Company "solikamsk Construction
     Trust" (lessee) As Related-party Transactions and
     As Transactions Which May be Concluded in the
     Future in the Normal Course of Business of Ojsc
     "uralkali" and to Establish That the Maximum Amount
     of the Indicated Transactions May Not Exceed 5
     Million Rubles                                      Management  For           Voted - For
14.7 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of Lease
     Agreements Between Ojsc "uralkali" (lessor) and
     Open Joint Stock Company "ural Science and Research
     and Project Institute of Galurgia" (lessee) As
     Related-party Transactions and As Transactions
     Which May be Concluded in the Future in the Normal
     Course of Business of Ojsc "uralkali" and to
     Establish That the Maximum Amount of the Indicated
     Transactions May Not Exceed 1.5 Million Rubles      Management  For           Voted - For
14.8 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of Lease
     Agreements Between Ojsc "uralkali" (lessor) and
     Limited Liability Company "silvinit- Transport"


451




     GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     (lessee) As Related-party Transactions and As
     Transactions Which May be Concluded in the Future
     in the Normal Course of Business of Ojsc "uralkali"
     and to Establish That the Maximum Amount of the
     Indicated Transactions May Not Exceed 0.05 Million
     Rubles                                              Management  For           Voted - For
14.9 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of Lease
     Agreements Between Ojsc "uralkali" (lessee) and
     Open Joint Stock Company "ural Science and Research
     and Project Institute of Galurgia" (lessor) As
     Related-party Transactions and As Transactions
     Which May be Concluded in the Future in the Normal
     Course of Business of Ojsc "uralkali" and to
     Establish That the Maximum Amount of the Indicated
     Transactions May Not Exceed 1 Million Rubles        Management  For           Voted - For
14.1 On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of Sale and
     Purchase Agreements and Supply Agreements Between
     Ojsc "uralkali" (seller, Supplier) and Closed Joint
     Stock Company "solikamsk Construction Trust"
     (buyer) As Related-party Transactions and As
     Transactions Which May be Concluded in the Future
     in the Normal Course of Business of Ojsc "uralkali"
     and to Establish That the Maximum Amount of the
     Indicated Transactions May Not Exceed 5 Million
     Rubles                                              Management  For           Voted - For
14.11On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of Sale and
     Purchase Agreements and Supply Agreements Between
     Ojsc "uralkali" (seller, Supplier) and Closed Joint
     Stock Company "belarusian Potash Company" (buyer)
     As Related- Party Transactions and As Transactions
     Which May be Concluded in the Future in the Normal
     Course of Business of Ojsc "uralkali" and to
     Establish That the Maximum Amount of the Indicated
     Transactions May Not Exceed 97 000 Million Rubles   Management  For           Voted - For
14.12On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of Sale and
     Purchase Agreements and Supply Agreements Between


452




     GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Ojsc "uralkali" (seller, Supplier) and Open Joint
     Stock Company "solikamsk Magnesium Plant" (buyer)
     As Related- Party Transactions and As Transactions
     Which May be Concluded in the Future in the Normal
     Course of Business of Ojsc "uralkali" and to
     Establish That the Maximum Amount of the Indicated
     Transactions May Not Exceed 700 Million Rubles      Management  For           Voted - For
14.13On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of Sale and
     Purchase Agreements and Supply Agreements Between
     Ojsc "uralkali" (buyer) and Open Joint Stock
     Company "kopeisk Machine-building Plant" (seller,
     Supplier) As Related-party Transactions and As
     Transactions Which May be Concluded in the Future
     in the Normal Course of Business of Ojsc "uralkali"
     and to Establish That the Maximum Amount of the
     Indicated Transactions May Not Exceed 1 700 Million
     Rubles                                              Management  For           Voted - For
14.14On Approval of Transactions Which May be Concluded
     by Ojsc "uralkali" in the Course of Its Ordinary
     Operations (pursuant to the Procedure Indicated
     Under Cl. 6, Article 83 of the Federal Law "on
     Joint Stock Companies") As Related Party
     Transactions: to Approve the Conclusion of Loan
     Agreements Between Ojsc "uralkali" (lender) and
     Closed Joint Stock Company "solikamsk Construction
     Trust" (borrower) As Related-party Transactions and
     As Transactions Which May be Concluded in the
     Future in the Normal Course of Business of Ojsc
     "uralkali" and to Establish That the Maximum Amount
     of the Indicated Transactions May Not Exceed 150
     Million Rubles                                      Management  For           Voted - For
14.15Approve Related-party Transactions Re: Capital
     Contributions to Subsidiaries                       Management  For           Voted - For
     Please Note That Cumulative Voting Applies to This
     Resolution Regarding the El-ection of Directors.
     Standing Instructions Have Been Removed for This
     Meeting.-please Note That Only A Vote "for" the
     Director Will be Cumulated. Please Con-tact Your
     Client Service Representative If You Have Any
     Questions.                                          Non-Voting                Non-Voting
15.1 Election of the Member of the Board of Directors of
     Ojsc "uralkali": Anton Averin                       Management  For           Voted - For
15.2 Election of the Member of the Board of Directors of
     Ojsc "uralkali": Vladislav Baumgertner              Management  For           Voted - For
15.3 Election of the Member of the Board of Directors of
     Ojsc "uralkali": Alexander Voloshin                 Management  For           Voted - For
15.4 Election of the Member of the Board of Directors of
     Ojsc "uralkali": Anna Kolonchina                    Management  For           Voted - For
15.5 Election of the Member of the Board of Directors of
     Ojsc "uralkali": Alexander Malakh                   Management  For           Voted - For
                                                         453





                        GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
15.6 Election of the Member of the Board of Directors of
     Ojsc "uralkali": Vladislav Mamulkin                 Management  For           Voted - Against
15.7 Election of the Member of the Board of Directors of
     Ojsc "uralkali": Robert John Margetts               Management  For           Voted - For
15.8 Election of the Member of the Board of Directors of
     Ojsc "uralkali": Paul James Ostling                 Management  For           Voted - For
15.9 Election of the Member of the Board of Directors of
     Ojsc "uralkali": Gordon Holden Sage                 Management  For           Voted - For
16   To Approve Closed Joint Stock Company
     "pricewaterhousecoopers Audit" As Auditor of the
     Financial Statements of Ojsc "uralkali" Prepared in
     Compliance with the International Financial
     Reporting Standards (ifrs) for 2013                 Management  For           Voted - For
17   To Approve Closed Joint Stock Company
     "pricewaterhousecoopers Audit" As Auditor of the
     Ifrs Financial Statements of Ojsc "uralkali"
     Prepared in Compliance with the Requirements of the
     Federal Law "on Consolidated Financial Statements"
     N 208-fz for 2013                                   Management  For           Voted - For
18   To Approve Limited Liability Company Audit Firm
     "bat-audit" As Auditor of the Financial Statements
     of Ojsc "uralkali" Prepared in Compliance with the
     Russian Standards of Accounting (rsa) for 2013      Management  For           Voted - For
19.1 To Establish the Price of Services Under the
     Insurance Agreement-corporate Directors and
     Officers Liability Policy with the Total Limit of
     Liability in the Amount of 100 000 000 (one Hundred
     Million) Us Dollars-as an Amount Not Exceeding 235
     000 (two Hundred Thirty Five Thousand) Us Dollars   Management  For           Voted - For
19.2 To Establish the Price of Services Under the
     Directors and Officers Liability Insurance
     Agreement in View of Public Offering of Securities
     with the Total Limit of Liability in the Amount of
     50 000 000 (fifty Million) Us Dollars As 180 000
     (one Hundred Eighty Thousand) Us Dollars            Management  For           Voted - For
20.1 To Approve the Insurance Agreement-corporate Guard
     Directors and Officer Liability Insurance Policy
     (hereinafter the Insurance Agreement)-as A
     Related-party Transaction on the Following
     Conditions, As Specified                            Management  For           Voted - For
20.2 To Approve the Insurance Agreement-public Offering
     of Securities Insurance (hereinafter- Insurance
     Agreement)-as A Related-party Transaction on the
     Following Conditions, As Specified                  Management  For           Voted - For
YARA INTERNATIONAL ASA, OSLO
CUSIP: R9900C106
Meeting Date: 13-May-13 Meeting Type: Annual General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
                                                         454





    GLOBAL X FERTILIZERS/POTASH ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Opening of the General Meeting, Approval of Meeting
    Notice and Agenda                                   Management  For           Voted - For
2   Election of Chairperson and A Person to Co-sign the
    Minutes                                             Management  For           Voted - For
3   Approval of the Annual Accounts and the Annual
    Report for 2012 for Yara International Asa and the
    Group, Including Distribution of Dividend           Management  For           Voted - For
4   Statement Regarding Determination of Salary and
    Other Remuneration to the Executive Management of
    the Company                                         Management  For           Voted - For
5   Report on Corporate Governance                      Management  For           Voted - For
6   Auditor's Fees for 2012                             Management  For           Voted - For
7   Remuneration to the Members of the Board, Members
    of the Compensation Committee and Members of the
    Audit Committee for the Period Until the Next
    Annual General Meeting                              Management  For           Voted - For
8   Remuneration to the Members of the Nomination
    Committee for the Period Until the Next Annual
    General Meeting                                     Management  For           Voted - For
9   Election of Members of the Board                    Management  For           Voted - For
10  Changes to the Articles of Association Regarding
    Signatory Power                                     Management  For           Voted - For
11  Capital Reduction by Cancellation of Own Shares and
    by Redemption of Shares Held on Behalf of the
    Norwegian State by the Ministry of Trade and
    Industry                                            Management  For           Voted - For
12  Power of Attorney to the Board Regarding
    Acquisition of Own Shares                           Management  For           Voted -- For


455




                           GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AES GENER SA
CUSIP: P0607L111
Meeting Date: 30-Apr-13    Meeting Type: Ordinary General Meeting
I    Approval of the Financial Statements and of the
     Annual Report from the Fiscal Year That Ended on
     December 31, 2012, Including the Report from the
     Outside Auditing Firm                               Management  For           Voted - For
II   Distribution of Profit and Payment of A Definitive
     Dividend                                            Management  For           Voted - For
III  Election of the Board of Directors of the Company   Management  For           Abstain
IV   Determination of the Compensation for the Members
     of the Committee of Directors, Approval of the
     Budget of the Committee and Its Advisors for the
     2013 Fiscal Year and Information Regarding the
     Expenses and the Activities Conducted by That
     Committee During the 2012 Fiscal Year               Management  For           Abstain
V    Designation of an Outside Auditing Firm for the
     2013 Fiscal Year                                    Management  For           Voted - For
VI   Dividend Policy                                     Management  For           Abstain
VII  Information Regarding the Related Party
     Transactions That are Referred to in Title Xvi of
     Law 18,046, the Share Corporations Law              Management  For           Voted - For
VIII Other Matters of Corporate Interest That are
     Appropriate for an Annual General Meeting of
     Shareholders                                        Management  For           Voted - Against
IX   In General to Pass All the Other Resolutions That
     are Necessary Or Convenient to Bring About the
     Decisions That are Resolved on by the General
     Meeting of Shareholders                             Management  For           Voted - For
AGUAS ANDINAS SA, SANTIAGO
CUSIP: P4171M125
Meeting Date: 23-Apr-13    Meeting Type: Ordinary General Meeting
1    Examination of the Report from the Outside
     Auditors, to Vote Regarding the Annual Report,
     Balance Sheet and Financial Statements for the
     Fiscal Year That Ran from January 1 to December 31,
     2012                                                Management  For           Voted - For
2    To Vote on the Distribution of Profit and Payment
     of Dividends from the 2012 Fiscal Year              Management  For           Voted - For
3    Statement Regarding the Dividend Policy of the
     Company                                             Management  For           Voted - For
4    To Report Regarding Related Party Transactions,
     Title Xvi of Law 18,046                             Management  For           Voted - For
5    To Designate Independent Outside Auditors for the
     2013 Fiscal Year                                    Management  For           Voted - For
6    To Designate Risk Rating Agencies for the 2013
     Fiscal Year                                         Management  For           Voted - For
7    To Establish the Compensation of the Members of the
     Board of Directors for the 2013 Fiscal Year         Management  For           Voted - For


456




                        GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   Account of the Expenses of the Board of Directors
    During 2012                                         Management  For           Voted - For
9   To Establish the Compensation and Budget of the
    Committee of Directors for the 2013 Fiscal Year     Management  For           Voted - For
10  Account of Activities and Expenses of the Committee
    of Directors During 2012                            Management  For           Voted - For
11  To Determine the Periodical in Which the Notices
    Regarding Shareholder General Meeting Call Notices,
    Payment of Dividends and Other Matters of Interest
    to the Shareholders Will be Published               Management  For           Voted - For
12  Other Matters of Corporate Interest That are Within
    the Authority of the General Meeting                Management  For           Voted - Against
ALMACENES EXITO SA, COLOMBIA
CUSIP: P3782F107
Meeting Date: 19-Mar-13 Meeting Type: Ordinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    162347 Due to Change in Ty-pe of Resolution Number
    10. All Votes Received on the Previous Meeting Will
    Be-disregarded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You-.                    Non-Voting                Non-Voting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Election of the Commissioners to Count the Votes
    and to Draft, Approve and Sign the General Meeting
    Minutes                                             Management  For           Voted - For
4   Reading of the Annual Report from the Board of
    Directors and from the President                    Management  For           Voted - For
5   Presentation of the Individual and Consolidated
    General Purpose Financial Statements, and Their
    Attachments and Other Documents That are Legally
    Required, with A Cutoff Date of December 31, 2012   Management  For           Voted - For
6   Reading of the Reports from the Auditor             Management  For           Voted - For
7   Approval of the Management Report, of the Financial
    Statements with A Cutoff Date of December 31, 2012,
    Together with Their Attachments and Other Documents
    That are Legally Required                           Management  For           Abstain
8   Approval of an Action Plan for the Process of
    Convergence with the International Financial
    Reporting Standards, in Accordance with That Which
    is Required by Decree 2784 of December 28, 2012,
    and Circular Letter 010 of 2013 from the Financial
    Superintendency of Columbia                         Management  For           Abstain
9   Proposals from the Management, Plan for the
    Distribution of Profit. Proposal in Regard to
    Donations                                           Management  For           Voted - For
10  Proposals from the Shareholders                     Management  For           Voted - Against


457




                          GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
BANCO DAVIVIENDA SA, BOGOTA
CUSIP: P0918Z130
Meeting Date: 19-Sep-12   Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Appointment of the Chairperson and Secretary of the
    Meeting                                             Management  For           Voted - For
4   Management Report from the Board of Directors and
    from the President                                  Management  For           Voted - For
5   Internal Control System Report                      Management  For           Voted - For
6   Corporate Governance Committee Report               Management  For           Voted - For
7   Opinion of the Auditor Regarding the Individual
    Financial Statements to June 30, 2012               Management  For           Abstain
8   Consideration of the Individual Financial
    Statements to June 30, 2012                         Management  For           Abstain
9   Opinion of the Auditor Regarding the Consolidated
    Financial Statements to June 30, 2012               Management  For           Abstain
10  Consideration of the Consolidated Financial
    Statements to June 30, 2012                         Management  For           Abstain
11  Proposal for the Distribution of Profit             Management  For           Voted - For
12  Proposals and Various                               Management  For           Voted - Against
13  Appointment of the Committee Charged with Reviewing
    and Approving the Meeting Minutes                   Management  For           Voted - For
BANCO DE CHILE
CUSIP: 059520106 TICKER: BCH
Meeting Date: 17-Oct-12   Meeting Type: Special
1   A) Increase the Bank's Capital in the Amount of
    Clp$250,000,000,000 by Means of the Issuance of
    Cash Shares That Must be Subscribed and Paid at the
    Price, Term and Other Conditions Agreed by the
    Shareholders' Meeting; B) Amend the Fifth Article
    of the Bylaws; C) Adopt the Agreements Necessary to
    Legalize and Execute the Agreed Upon Amendments of
    the Bylaws                                          Management  Against       Voted - For
Meeting Date: 21-Mar-13   Meeting Type: Annual
O1  Approval of Banco De Chile's Annual Report,
    Financial Statements and Report of the External
    Auditors for the Fiscal Year 2012                   Management  For           Voted - For
O2  Distribution of the Distributable Net Income for
    the Fiscal Year Ended December 31, 2012, All As
    More Fully Described in the Proxy Statement.        Management  For           Voted - For
O3  Definitive Appointment of A Director                Management  For           Abstain
O4  Board of Directors' Remuneration                    Management  For           Abstain
O5  Directors and Audit Committee's Remuneration and
    Approval of Its Budget                              Management  For           Abstain
O6  Nomination of External Auditors                     Management  For           Voted - For
E1  Increase the Bank's Capital Through the
    Capitalization of 30% of the Distributable Net
    Income Obtained During the Fiscal Year Ending the
                                                        458





                        GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    31st of December, 2012; Amend the Fifth Article of
    the Bylaws; Adopt the Agreements Necessary to
    Legalize and Execute the Agreed Upon Amendments.    Management  For           Voted - For
BANCO DE CREDITO E INVERSIONES SA CREDITO
CUSIP: P32133111
Meeting Date: 02-Apr-13 Meeting Type: ExtraOrdinary General Meeting
1.a To Increase the Capital Stock of the Bank As
    Follows: Capitalizing the Amount of Clp
    44.063.350.566 Through the Issue of Paid Up Shares  Management  For           Voted - For
1.b To Increase the Capital Stock of the Bank As
    Follows: Capitalizing the Amount of
    Clp135.628.168.194, Without the Issuing of Paid Up
    Shares                                              Management  For           Voted - For
2   The Modification of the By-laws of the Bank in
    Order to Adjust Them to the Agreements to be
    Adopted in the Stockholders Meeting                 Management  For           Abstain
3   The Adoption of All Other Agreements Necessary to
    Legalize and Make Reforms Effective                 Management  For           Voted - For
Meeting Date: 02-Apr-13 Meeting Type: Ordinary General Meeting
a   To Submit the Annual Report, Balance-sheet,
    Financial Statements, Its Notes, and the Report of
    External Auditors for the Fiscal Period Between
    January 1st and December 31, 2012 to the Opinion of
    the Regular Stockholders Meeting                    Management  For           Voted - For
b   To Pronounce About the Allocation Chargeable to the
    Net Profit of the Period 2012 of A Dividend of Clp
    865 Per Share, and to Approve the Application of
    the Remaining Balance of the Profits                Management  For           Voted - For
c   Appointment of the Directors of the Company for the
    Next Three Years                                    Management  For           Abstain
d   To Fix the Remunerations of the Directors Counted
    As from April 2013                                  Management  For           Voted - Against
e   To Fix the Remuneration of the Members of the
    Committee of Directors and the Budget for Operating
    Expenses of the Committee of Directors and Its
    Advisors                                            Management  For           Voted - For
f   To Appoint the External Auditors and Private Rating
    Agencies                                            Management  For           Voted - For
g   To Let Know the Matters Reviewed by the Committee
    of Directors, and the Agreements Adopted by the
    Board of Directors to Approve Operations with
    Related Parties Referred to in Articles 146 and
    Following Ones of the Law on Stock Companies        Management  For           Voted - For
h   Information of the Committee of Directors Regarding
    Its Activities During Year 2012, Its Annual
    Management and Expenses Incurred During the Period,
    Including Those of Its Advisors, and of the
    Proposals of the Committee of Directors That Would
    Not Had Been Incorporated by the Board of Directors Management  For           Voted - For
i   Appointment of the Newspaper for Legal Publications Management  For           Voted - For
                                                        459





                        GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
j   Discuss the Other Matters Being of the Competence
    of the Regular Stockholders Meeting                  Management  For           Voted - Against
BANCO SANTANDER CHILE
CUSIP: 05965X109 TICKER: BSAC
Meeting Date: 29-Apr-13 Meeting Type: Annual
1   Approval of the Annual Report, Balance Sheet and
    Consolidated Financial Statements of the Bank and
    Its Subsidiaries, the Independent Report of the
    External Auditors, and the Notes Corresponding to
    the Financial Year Ending December 31st of 2012.     Management  For           Voted - For
2   Approve the Payment of A Dividend of Ch$1,23526251
    Per Share Or 60% of 2012 Net Income Attributable to
    Shareholders As A Dividend, Which Will Paid in
    Chile Beginning on April 30, 2013. the Remaining
    40% of 2012 Net Income Attributable to Shareholders
    Will be Retained As Reserves.                        Management  For           Voted - For
3   Approval of External Auditors. the Board is
    Proposing the Re- Assignment of Deloitte Auditores
    Y Consultores Limitada, the Bank's Current Auditors. Management  For           Voted - For
4   Approval of Local Rating Agencies. Board Proposing
    to Maintain Current Local Rating Agencies: Feller
    Rate & Fitch Rating Chile.                           Management  For           Voted - For
5   Approve the Nomination of Juan Pedro Santa Maria As
    Alternate Board Member of the Bank.                  Management  For           Voted - For
6   Approve the Board of Directors' 2013 Remuneration.
    the Proposal is No Change in Real Terms to the
    Amount Approved in 2012. for Details Regarding
    Remuneration of the Board of Directors See Note 37d
    of our 2012 Audited Financial Statements.            Management  For           Voted - For
7   Approval of the Audit Committee's 2012 Budget and
    Remuneration for Its Members. the Proposal is to
    Maintain the Remuneration Scheme Approved in the
    Annual Shareholder Meeting of 2012.                  Management  For           Abstain
CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO
CUSIP: P25625107
Meeting Date: 18-Apr-13 Meeting Type: Ordinary General Meeting
1   To Vote Regarding the Annual Report and the
    Financial Statements from the 2012 Fiscal Year, to
    Take Cognizance of the Situation of the Company and
    the Reports from the Outside Auditors                Management  For           Voted - For
2   Dividend Policy and Distribution                     Management  For           Voted - For
3   Designation of Outside Auditors                      Management  For           Voted - For
4   Compensation of Members of the Board of Directors    Management  For           Abstain
5   Annual Management Report from the Committee of
    Directors, Compensation of Its Members and Expense
    Budget for the Functioning of That Committee         Management  For           Abstain
6   Appointment of Risk Rating Agencies                  Management  For           Voted - For
                                                         460





                            GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY     MGT. POSITION REGISTRANT VOTED
7   Account Regarding the Related Party Transactions
    That are Referred to in Title Xvi of Law Number
    18,046                                              Management      For           Voted - For
8   Other Matters of Corporate Interest That are Within
    the Authority of the General Meeting                Management      For           Voted - Against
CEMENTOS ARGOS S.A.
CUSIP: ADPV14150
Meeting Date: 15-Mar-13     Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management      For           Voted - For
2   Reading and Approval of the Agenda                  Management      For           Voted - For
3   Designation of A Committee to Count the Votes and
    Approve and Sign the General Meeting Minutes        Management      For           Voted - For
4   Report from the Board of Directors and from the
    President                                           Management      For           Voted - For
5   Presentation of the Financial Statements to
    December 31, 2012                                   Management      For           Voted - For
6   Report from the Auditor                             Management      For           Voted - For
7   Approval of the Report from the Board of Directors
    and the President and of the Financial Statements
    to December 31, 2012                                Management      For           Abstain
8   Presentation and Approval of A Proposal for the
    Partial Amendment of the Corporate Bylaws           Management      For           Abstain
9   Proposal for the Issuance of Shares with A
    Preferred Dividend and Without Voting Rights,
    Delegation to the Board of Directors to Establish
    the Rules for Their Placement, As Well As of the
    Authorization to List Them with the National
    Securities and Issuers Registry and on the Columbia
    Stock Exchange                                      Management      For           Abstain
10  Presentation and Approval of the Plan for the
    Distribution of Profit                              Management      For           Voted - For
11  Report on the Plan for the Implementation of
    International Financial Reporting Standards, in
    Compliance with Decree 2784 December 28, 2012       Management      For           Voted - For
12  Election of an Auditor and Allocation of His Or Her
    Compensation                                        Management      For           Voted - For
13  Allocation of Compensation for the Board of
    Directors                                           Management      For           Abstain
14  Proposals and Various                               Management      For           Voted - Against
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 8. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy-form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                    Non-Voting
CENCOSUD SA
CUSIP: P2205J100
Meeting Date: 20-Nov-12     Meeting Type: ExtraOrdinary General Meeting
1   To Broadly Inform the Shareholders, in Accordance
    with the Terms of Circular Number 601 from the


461




                        GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Superintendency of Securities and Insurance, of the
    Purchase of the Operations of Carrefour in Columbia Management  For           Voted - For
2   To Increase the Share Capital by Up to an Amount
    Equivalent in Clp to Usd 1,500,000,000 Or by the
    Amount That the General Meeting Definitively
    Decides, for the Purpose of Refinancing, in Whole
    Or in Part, the Debt Assumed by the Company Based
    on the Purchase of the Operations of Carrefour in
    Columbia, Which Will be Settled and Paid in As is
    Determined by the General Meeting                   Management  For           Abstain
3   If the Capital Increase Referred to Above is
    Approved, to Allocate A Part of the Shares
    Corresponding to That Capital Increase to Employee
    Compensation Plans of the Company Or Its
    Affiliates, in Accordance with the Terms of Article
    24 of Law Number 18,046, the Share Corporations Law Management  For           Voted - For
4   If the Capital Increase Mentioned Above is
    Approved, to Amend the Permanent Articles of the
    Bylaws, in Relation to the Capital and to the
    Shares of the Company, and to Amend, Replace and Or
    Add the Transitory Articles of the Bylaws of the
    Company That are Necessary Due to the Capital
    Increase and in Accordance with the Resolutions
    That are Passed by the General Meeting              Management  For           Abstain
5   To Pass the Other Resolutions That are Necessary to
    Make the Amendment of the Bylaws That is Resolved
    on by the General Meeting Effective and to
    Formalize It                                        Management  For           Voted - For
Meeting Date: 25-Apr-13 Meeting Type: ExtraOrdinary General Meeting
1   To Modify Article Nineteenth of the Bylaws          Management  For           Abstain
2   To Adopt All Other Agreements Required in Relation
    to the Matters to be Discussed                      Management  For           Voted - For
Meeting Date: 26-Apr-13 Meeting Type: Ordinary General Meeting
1   Examination of the Situation of the Company and of
    the Reports from the Outside Auditing Firm, and the
    Approval of the Annual Report, Balance Sheet and
    Financial Statements for the Fiscal Year That Ended
    on December 31, 2012, and of the Report from the
    Outside Auditing Firm for the Same Fiscal Year      Management  For           Voted - For
2   Distribution of Profit from the 2012 Fiscal Year
    and Payment of Dividends, with the Board of
    Directors Proposing A Payment of Clp 20.59906 Per
    Share and That This Payment be Made from May 15,
    2013                                                Management  For           Voted - For
3   Presentation of the Dividend Policy                 Management  For           Voted - For
4   Establishment of Compensation for the Members of
    the Board of Directors for 2013,                    Management  For           Abstain
5   Election of Members of the Board of Directors       Management  For           Abstain
6   Establishment of the Compensation for the Members
    of the Committee of Directors and Expense Budget
    for Its Operation and That of Its Advisors for 2013 Management  For           Abstain


462




                            GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
7    Information Regarding the Expenses of the Board of
     Directors and of the Committee of Directors During
     the 2012 Fiscal Year                                Management  For           Voted - For
8    Designation of an Outside Auditing Firm for 2013    Management  For           Voted - For
9    Designation of Risk Rating Agencies for 2013        Management  For           Voted - For
10   To Present the Matters Examined by the Committee of
     Directors and the Resolutions Passed by the Board
     of Directors to Approve the Related Party
     Transactions That are Referred to in Article 146,
     Et Seq., of the Share Corporations Law, with A
     Mention of the Members of the Board of Directors to
     Approve Them                                        Management  For           Voted - For
11   Information Regarding the Activities Conducted and
     Annual Term in Office of the Committee of Directors
     for 2012, and of the Proposals from the Committee
     of Directors That Were Not Accepted by the Board of
     Directors                                           Management  For           Voted - For
12   Designation of A Periodical in Which the Legal
     Notices Will be Published                           Management  For           Voted - For
13   In General, to Deal with Any Other Matters of
     Corporate Interest That are Appropriate for an
     Annual General Meeting of Shareholders in
     Accordance with the Law                             Management  For           Voted - Against
     Please Note That This is A Revision Due Change in
     Meeting Time from 11:00 to 0-9:00. If You Have
     Already Sent in Your Votes, Please Do Not Return
     This Proxy-form Unless You Decide to Amend Your
     Original Instructions. Thank You.                   Non-Voting                Non-Voting
COLBUN SA
CUSIP: P2867K130
Meeting Date: 23-Apr-13     Meeting Type: Ordinary General Meeting
I    Examination of the Status of the Company and Report
     from the Outside Auditors and from the Accounts
     Inspectors                                          Management  For           Voted - For
II   Approval of the Annual Report and Financial
     Statements to December 31, 2012                     Management  For           Voted - For
III  Distribution of Profit and Payment of Dividends     Management  For           Voted - For
IV   Approval of the Investment and Financing Policy of
     the Company                                         Management  For           Abstain
V    Policies and Procedures Regarding Profit and
     Dividends                                           Management  For           Abstain
VI   Designation of Outside Auditors for the 2013 Fiscal
     Year                                                Management  For           Voted - For
VII  Designation of Accounts Inspectors and Their
     Compensation                                        Management  For           Voted - For
VIII Establishment of the Compensation of the Members of
     the Board of Directors                              Management  For           Abstain
IX   Report on the Activities of the Committee of
     Directors                                           Management  For           Voted - For
X    Establishment of the Compensation of the Committee
     of Directors and Determination of Its Budget        Management  For           Abstain


463




                        GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
XI  Information Regarding Resolutions from the Board of
    Directors Related to Acts and Agreements Governed
    by Title Xvi of Law Number 18,046                   Management  For           Voted - For
XII Other Matters of Corporate Interest That are Within
    the Authority of the General Meeting                Management  For           Voted - Against
COMPANIA CERVECERIAS UNIDAS
CUSIP: 204429104 TICKER: CCU
Meeting Date: 18-Jun-13 Meeting Type: Special
A   Increase the Capital of the Company in the Amount
    of Clp$340,000,000,000 by Issuing New Shares in the
    Number, at the Price, and Under Any Other
    Conditions, Agreed to at the Shareholder Meeting    Management  For           Voted - For
B   Creation of A New Series of Common Shares for the
    Capital Increase As Approved, in Order to Maintain
    the Existing Exchange Rights Under the Convention
    Chapter Xxvi of Tittle I of the Compendium of
    Foreign Exchange Regulations of the Central Bank of
    Chile, Signed on September 23, 1992 Through A
    Public Deed at the Notary of Santiago of Mr. Alvaro
    Bianchi Rosas, As Amended                           Management  For           Abstain
C   Amend the Fifth Article of the Company's By-laws to
    Reflect the Capital Increase As Approved            Management  For           Voted - For
D   To Authorize Board to Apply for Registration of
    Share Capital Increase in Securities Registry of
    Superintendency of Securities & Insurance and to
    Pursue Actions Required to Place the Shares Agreed
    to be Issued & Adopt Any Agreement Relating to
    Issuance & Placement of Shares Representing Capital
    Increase, So That Same May be Offered Both in Chile
    & Abroad, As Determined by Board                    Management  For           Voted - For
F   Adopt Any Other Necessary Action Or Approval in
    Relation to the Above Capital Increase and to
    Legalize and Implement the Amendments to the By-
    Laws Referred to Above                              Management  For           Voted - For
COMPANIA DE MINAS BUENAVENTURA S.A.
CUSIP: 204448104 TICKER: BVN
Meeting Date: 26-Mar-13 Meeting Type: Annual
1   To Approve the Company's Annual Report As of
    December, 31, 2012. A Preliminary Spanish Version
    of the Annual Report Will be Available on the
    Company's Web Site at
    Http://www.buenaventura.com/ir/.                    Management  For           Voted - For
2   To Approve the Company's Financial Statements As of
    December, 31, 2012, Which Were Publicly Reported in
    the Company's Earnings Release for the Fourth
    Quarter of 2012 and are Available on the Company's
    Web Site at Http://www.buenaventura.com/ir/.        Management  For           Voted - For
3   To Approve the Payment of A Cash Dividend According
    to the Company's Dividend Policy.                   Management  For           Voted - For
                                                        464





                          GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Appoint Ernst and Young (medina, Zaldivar,
    Paredes Y Asociados) As Independent Auditors for
    Fiscal Year 2013.                                   Management  For           Voted - For
5   To Approve the Merger of Compania De Exploraciones,
    Desarrollo E Inversiones Mineras S.a.c. (a Wholly-
    Owned Subsidiary of the Company) with and Into the
    Company, with the Company As the Surviving Entity
    of the Merger.                                      Management  For           Voted - For
6   To Approve the Merger of Inversiones Colquijirca
    S.a. (a Wholly-owned Subsidiary of the Company)
    with and Into the Company, with the Company As the
    Surviving Entity of the Merger.                     Management  For           Voted - For
Meeting Date: 07-Jun-13   Meeting Type: Special
1   Approve the Company's Financing Operations,
    Including But Not Limited to the Placement and
    Issuance of Obligations, the Obtainment of Loans
    and Credit Facilities And/or the Incurrence of
    Indebtedness, As Well As the Delegation of Power to
    the Board to Approve All Agreements, Indentures,
    Amendments, Supplements, Notes, Instruments and
    Other Documents Deemed Necessary.                   Management  For           Abstain
CORPORACION FINANCIERA COLOMBIANA SA
CUSIP: P3138W200
Meeting Date: 04-Mar-13   Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Designation of the Committee to Approve the Minutes
    of the General Meeting                              Management  For           Voted - For
4   Reports from the Board of Directors and from the
    President of the Corporation for the Period from
    July Through December 2012                          Management  For           Voted - For
5   Presentation of Individual and Consolidated
    Financial Statements with A Cutoff Date of December
    2012                                                Management  For           Voted - For
6   Reports from the Auditor Regarding the Financial
    Statements                                          Management  For           Voted - For
7   Approval of the Reports from the Management and of
    the Financial Statements                            Management  For           Abstain
8   Plan for the Distribution of Profit                 Management  For           Voted - For
9   Report from the Board of Directors Regarding the
    Functioning of the Internal Control System and
    Regarding the Work Done by the Audit Committee      Management  For           Abstain
10  Election of the Board of Directors and
    Establishment of Compensation                       Management  For           Abstain
11  Election of the Auditor and Establishment of the
    Compensation and Resources for His Or Her Term in
    Office                                              Management  For           Voted - For
12  Report Regarding the Action Plan for Convergence
    with the Ifrs, Decree 2784 of 2012                  Management  For           Abstain
13  Proposals and Various                               Management  For           Voted - Against
                                                        465





                        GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CREDICORP LTD
CUSIP: G2519Y108
Meeting Date: 26-Mar-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Permanent Poa Or Meeting Specific-signed Power of
    Attorney (poa) is Required in Order to Lodge and
    Execute Your-voting Instructions in This Market.
    Absence of A Poa, May Cause Your- Instructions to
    be Rejected. the Meeting Specific Poa Must be
    Completed And-the Original Must be Submitted, 5
    Days Prior to Cutoff Date, at 12:00 E.s.t.-to Attn:
    Stephanie Porcari /amelia Meneses, Canaval Y
    Moreyra 480, Piso 4,-san Isidro, L-27, Lima - Peru.
    This Document Can be Retrieved from The-hyperlink.
    If You Have Any Questions, Please Contact Your
    Client Service-representative                       Non-Voting                Non-Voting
    Please Note That Important Additional Meeting
    Information is Available By-clicking on the
    Material Url Link:-
    Https://materials.proxyvote.com/approved/99999
    Z/19840101/nps_113480.pdf                           Non-Voting                Non-Voting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be A-second Call on 02 Apr 2013.
    Consequently, Your Voting Instructions Will-remain
    Valid for All Calls Unless the Agenda is Amended.
    Thank You.                                          Non-Voting                Non-Voting
1   Presentation by the President of the Annual Report
    of the Company for the Fiscal Year That Ended on
    December 31, 2012                                   Management  For           Voted - For
2   Consideration and Approval of the Consolidated
    Financial Statements of the Company and Its
    Subsidiaries to December 31, 2012, Including the
    Reports and Opinion of the Independent Auditors of
    the Company                                         Management  For           Voted - For
3   Determination of the Compensation for the Members
    of the Board of Directors                           Management  For           Voted - For
4   Designation of Outside Auditors for the 2013 Fiscal
    Year and Determination of Their Compensation        Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date. If You Have-already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You De-cide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
CREDICORP LTD.
CUSIP: G2519Y108 TICKER: BAP
Meeting Date: 26-Mar-13 Meeting Type: Annual
1   To Consider and Approve the Audited Consolidated
    Financial Statements of Credicorp and Its
    Subsidiaries for the Financial Year Ended December
    31, 2012, Including the Report of the Independent
    Auditors of Credicorp Thereon.                      Management  For           Voted - For
                                                        466





                           GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Define the Remuneration of Directors of
    Credicorp.                                          Management  For           Voted - For
3   To Appoint the External Auditors of Credicorp to
    Perform Such Services for the Financial Year Ended
    December 31, 2013 and to Define the Fees for Such
    Audit Services.                                     Management  For           Voted - For
E CL SA
CUSIP: P36020108
Meeting Date: 23-Apr-13    Meeting Type: Ordinary General Meeting
1   Approval of the Financial Statements and of the
    Annual Report from the Fiscal Year That Ended on
    December 31, 2012, and Examination of the Report of
    the Outside Auditing Firm                           Management  For           Voted - For
2   Allocation of the Results of the Fiscal Year That
    Ended on December 31, 2012, and Distribution of
    Definitive Dividend                                 Management  For           Voted - For
3   Election of the Board of Directors                  Management  For           Abstain
4   Determination of the Compensation of the Members of
    the Board of Directors                              Management  For           Voted - For
5   Establishment of the Compensation of the Committee
    of Directors and Determination of Its Budget        Management  For           Voted - For
6   Designation of the Outside Auditing Firm for the
    2013 Fiscal Year                                    Management  For           Voted - For
7   Designation of Risk Rating Agencies for the 2013
    Fiscal Year                                         Management  For           Voted - For
8   Approval of the Dividend Policy of the Company      Management  For           Voted - For
9   Information Regarding the Activities of the
    Committee of Directors and the Expenses That It Has
    Incurred                                            Management  For           Voted - For
10  Information Regarding the Related Party
    Transactions That are Referred to in Article 147 of
    Law Number 18,046                                   Management  For           Voted - For
11  Other Matters of Corporate Interest That are Within
    the Authority of the Annual General Meeting of
    Shareholders                                        Management  For           Voted - Against
ECOPETROL S A
CUSIP: 279158109 TICKER: EC
Meeting Date: 06-Dec-12    Meeting Type: Special
4   Approval of the Agenda                              Management  Against       Voted - For
5   Appointment of the President for the Meeting        Management  Against       Voted - For
6   Appointment of the Commission in Charge of
    Scrutinizing Elections and Polling                  Management  Against       Voted - For
7   Appointment of the Commission in Charge of
    Reviewing and Approving the Minutes of the Meeting  Management  Against       Voted - For
8   Election of the Board of Directors (originated in
    the Fourth Position Vacancy Due to the Recent
    Appointment of Mr. Federico Rengifo Velez As
    Minister of Mines and Energy)                       Management  Against       Voted - For


467




                            GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 21-Mar-13     Meeting Type: Annual
4   Approval of the Agenda                               Management  For           Voted - For
5   Appointment of the Meeting's President               Management  For           Voted - For
6   Appointment of the Commission in Charge of
    Scrutinizing Elections and Polling                   Management  For           Voted - For
7   Appointment of the Commission in Charge of
    Reviewing and Approving the Minutes of the Meeting   Management  For           Voted - For
13  Approval of Reports Presented by the Management,
    and the External Auditor and Approval of Financial
    Statements                                           Management  For           Voted - For
14  Approval of Proposal for Dividend Distribution       Management  For           Voted - For
15  Election of the External Auditor and Assignment of
    Remuneration                                         Management  For           Voted - For
16  Election of the Board of Directors and Assignment
    of Remuneration                                      Management  For           Voted - For
17  Approval of Amendments of Ecopetrol S.a.'s Bylaws    Management  For           Voted - For
EMBOTELLADORA ANDINA S.A.
CUSIP: 29081P303 TICKER: AKOB
Meeting Date: 25-Apr-13     Meeting Type: Annual
1   The Annual Report (see Note 6), and Consolidated
    Statement of Financial Position for the Year 2012;
    As Well As the Report of Independent Auditors with
    Respect to the Statement of Financial Position.      Management  For           Voted - For
2   Earnings Distribution and Dividend Payments (see
    Note 7).                                             Management  For           Voted - For
3   Present Company Dividend Distribution Policy and
    Inform About the Distribution and Payment
    Procedures Utilized.                                 Management  For           Abstain
4   To Revoke and Renew the Board of Directors in It's
    Entirety. (see Note 8).                              Management  For           Abstain
5   Determine the Compensation for Directors, Members
    of the Directors' Committee and Members of the
    Audit Committee; the Activities of Such Committees
    During 2012, Their Annual Report and Expenses
    Incurred by Both Committees.                         Management  For           Abstain
6   Appoint the Company's Independent Auditors for the
    Year 2013.                                           Management  For           Voted - For
7   Appoint the Company's Rating Agencies.               Management  For           Voted - For
8   Report on Board Agreements in Accordance with
    Articles 146 and Forward of the Chilean Law No
    18.046, Regarding Operations That Took Place After
    the Last General Shareholders' Meeting.              Management  For           Voted - For
9   Inform the Newspaper Where Shareholder Notices
    Should be Published.                                 Management  For           Voted - For
10  In General, to Resolve Every Other Matter Under Its
    Competency and Any Other Matter of Company Interest. Management  For           Voted - Against


468




                           GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
EMPRESA NACIONAL DE ELECTRICIDAD S.A.
CUSIP: 29244T101 TICKER: EOC
Meeting Date: 15-Apr-13    Meeting Type: Annual
1   Approval of the Annual Report, Financial
    Statements, Report of the External Auditors, and
    Inspectors of Accounts for the Year Ended December
    31, 2012.                                           Management     For           Voted - For
2   Profit Distribution for the Period and Dividend
    Payments.                                           Management     For           Voted - For
4   Approval of the Investment and Financing Policy.    Management     For           Voted - For
5   Compensation for the Board of Directors.            Management     For           Abstain
6   Compensation for the Directors' Committee and
    Approval of Their 2013 Budget.                      Management     For           Abstain
8   Appointment of an External Auditing Firm Governed
    by Chapter Xxviii of the Securities Market Law
    18,045.                                             Management     For           Voted - For
9   Election of Two Account Inspectors and Their
    Substitutes, As Well As Their Compensation.         Management     For           Voted - For
11  Other Matters of Interest and Competence of the
    Ordinary Shareholders' Meeting.                     Management     For           Voted - Against
EMPRESA NACIONAL DE TELECOMUNICACIONES SA ENTEL
CUSIP: P37115105
Meeting Date: 25-Apr-13    Meeting Type: Ordinary General Meeting
1   Annual Report, Balance Sheet and Other Financial
    Statements to December 31, 2012                     Management     For           Voted - For
2   Approval of the Definitive Dividend for the 2012
    Fiscal Year                                         Management     For           Voted - For
3   Presentation from the Board of Directors Regarding
    the Dividend Policy                                 Management     For           Voted - For
4   Approval of the Investment and Financing Policy     Management     For           Voted - For
5   Determination of the Compensation of the Members of
    the Board of Directors                              Management     For           Voted - For
6   Establishment of the Compensation of the Committee
    of Directors and of Its Expense Budget              Management     For           Voted - For
7   Appointment of Auditors, Outside Auditors and
    Accounts Inspectors                                 Management     For           Voted - For
8   Designation of Risk Rating Agencies                 Management     For           Voted - For
9   Report Regarding Related Party Transactions         Management     For           Voted - For
10  Newspaper in Which the Call Notices Will be
    Published                                           Management     For           Voted - For
11  Other Matters That are of Interest for the Company
    and Within the Authority of the General Meeting     Management     For           Voted - Against
EMPRESAS CMPC SA
CUSIP: P3712V107
Meeting Date: 24-Jan-13    Meeting Type: ExtraOrdinary General Meeting
1   To Agree A Capital Increase of 750 Million Dollars,
    to be Completed Through the Issuance of Cash Shares


469




                         GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    to be Issued and Allocated Under the Form,
    Opportunities, and at the Value to be Agreed by the
    Stockholders Meeting, and It May Delegate the Final
    Determination of the Price of the Allocation of
    Those Cash Shares on the Board of Directors,
    Modifying the Bylaws to That Effect, and Adopting
    Any Other Agreement Necessary to Carry Out the
    Resolutions Decided by the Meeting                   Management  For           Voted - For
Meeting Date: 25-Apr-13  Meeting Type: Ordinary General Meeting
A   To Vote Regarding the Annual Report, Annual
    Financial Statements and Report from the Outside
    Auditing Firm for the Fiscal Year That Ended on
    December 31, 2012                                    Management  For           Voted - For
B   To Vote Regarding the Distribution of the Profit
    from the Fiscal Year and the Payment of Final
    Dividend Number 257                                  Management  For           Voted - For
C   To Report Regarding the Resolutions of the Board of
    Directors Related to the Transactions That are
    Referred to in Title Xvi of Law Number 18,046        Management  For           Voted - For
D   To Designate the Outside Auditing Firm and Risk
    Rating Agencies                                      Management  For           Voted - For
E   To Establish the Compensation of the Board of
    Directors, Together with the Compensation and the
    Budget of the Committee of Directors for the 2013
    Fiscal Year                                          Management  For           Abstain
F   To State the Policies and Procedures Regarding
    Profit and Dividends                                 Management  For           Abstain
G   To Take Cognizance of and Vote Regarding Any Other
    Matter Within the Authority of the Annual General
    Meeting of Shareholders, in Accordance with the Law
    and the Corporate Bylaws                             Management  For           Voted - Against
EMPRESAS COPEC SA
CUSIP: P7847L108
Meeting Date: 24-Apr-13  Meeting Type: Ordinary General Meeting
A   To Submit for A Vote the Financial Statements of
    the Company to December 31, 2012, the Annual Report
    from the Board of Directors and to Give an
    Accounting of the Progress of the Corporate Business Management  For           Voted - For
B   To Give an Accounting of the Transactions Carried
    Out by the Company That are Referred to in Title
    Xvi of Law Number 18,046                             Management  For           Voted - For
C   To Establish the Compensation of the Board of
    Directors for the Next Fiscal Year                   Management  For           Abstain
D   To Establish the Compensation and Expense Budget of
    the Committee That is Referred to in Article 50 Bis
    of Law Number 18,046, to Give an Accounting of Its
    Activities and Its Annual Management Report          Management  For           Abstain
E   To Designate Outside Auditors and Risk Rating
    Agencies                                             Management  For           Voted - For


470




                            GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
F   To Deal with Any Other Matter of Corporate Interest
    That is Within the Authority of the Type of General
    Meeting That is Being Called                        Management  For           Voted - Against
ENERSIS S.A.
CUSIP: 29274F104 TICKER: ENI
Meeting Date: 20-Dec-12     Meeting Type: Special
1   Approve A Related Party Transaction That Consists
    of the Capital Increase, All As More Fully
    Described in the Proxy Statement.                   Management  For           Voted - For
2   Increase the Issued Capital by an Amount Determined
    in Chilean Pesos ("ch$").                           Management  For           Voted - For
3   Approve All of the Non-monetary Contributions That
    May be Capitalized and Their Respective
    Contribution Values.                                Management  For           Voted - For
4   Agree on A Subscription Price of Shares to be
    Issued by Company, Or Establish A Formula to
    Determine the Subscription Price.                   Management  For           Voted - For
5   Establish I) Share Subscription Offer, II) Offer
    for Remaining Shares Not Subscribed Within Initial
    Period, III) Deadlines.                             Management  For           Voted - For
6   Approve That All the Share Subscription Contracts
    Should be Subject to the Fulfillment, All As More
    Fully Described.                                    Management  For           Voted - For
7   To Approve the Use of Proceeds from the Capital
    Increase.                                           Management  For           Voted - For
8   Amend Articles Fifth and Second of the Company's
    Bylaws.                                             Management  For           Voted - For
9   Agree on Those Other Aspects of the Described
    Capital Increase Transaction That the Meeting Deems
    Appropriate to Approve.                             Management  For           Voted - For
10  Adopt All Agreements Necessary and Convenient for
    Development and Implementation of Respective
    Decisions Adopted by Meeting.                       Management  For           Voted - For
11  Ratify the Selection of A Third Credit Rating
    Agency Designated by the Board of Directors of the
    Company.                                            Management  For           Voted - For
Meeting Date: 16-Apr-13     Meeting Type: Annual
1   Approval of Annual Report, Financial Statements,
    Report of the External Auditors and Account
    Inspectors for the Fiscal Year Ended on December
    31, 2012.                                           Management  For           Voted - For
2   Approval of Profits and Dividends Distribution.     Management  For           Voted - For
3   Election of the Board of Directors.                 Management  For           Abstain
4   Compensation for the Board of Directors.            Management  For           Abstain
5   Compensation for the Directors' Committee and
    Approval of Their 2013 Budget.                      Management  For           Abstain
7   Appointment of an External Auditing Firm Governed
    by Chapter Xxviii of Securities Market Law 18,045.  Management  For           Voted - For
8   Election of Two Account Inspectors and Their
    Substitutes, As Well As Their Compensation.         Management  For           Voted - For


471




                            GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   Appointment of Risk Rating Agencies.                Management  For           Voted - For
10  Approval of the Investment and Financing Policy.    Management  For           Voted - For
14  Other Matters of Interest and Competence of the
    Ordinary Shareholders' Meeting.                     Management  For           Voted - Against
15  Other Necessary Resolutions for the Proper
    Implementation of the Above Mentioned Agreements.   Management  For           Voted - For
GRUPO ARGOS SA
CUSIP: P0275K122
Meeting Date: 20-Mar-13     Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Designation of the Committee to Approve the Minutes Management  For           Voted - For
4   Joint Annual Report from the Board of Directors and
    the President                                       Management  For           Voted - For
5   Presentation of the Financial Statements to
    December 31, 2012                                   Management  For           Voted - For
6   Report from the Auditor                             Management  For           Voted - For
7   Approval of the Joint Annual Report from the Board
    of Directors and the President and of the Financial
    Statements to December 31, 2012                     Management  For           Abstain
8   Presentation and Approval of the Plan for the
    Distribution of Profit                              Management  For           Voted - For
9   Approval of the Allocation for A Social Benefit     Management  For           Abstain
10  Presentation of the Action Plan for the Ifrs
    Convergence Process in Accordance with That Which
    is Established in Circular Letter Number 010 of
    2013, Issued by the Financial Superintendency       Management  For           Voted - For
11  Election of the Board of Directors                  Management  For           Abstain
12  Allocation of Compensation for the Members of the
    Board of Directors                                  Management  For           Abstain
13  Election of the Auditor                             Management  For           Voted - For
14  Allocation of Compensation for the Auditor          Management  For           Abstain
15  Presentation and Approval of an Amendment to the
    Corporate Bylaws                                    Management  For           Abstain
16  Proposals Presented by the Shareholders             Management  For           Voted - Against
GRUPO DE INVERSIONES SURAMERICANA SA, BOGOTA
CUSIP: P4950L108
Meeting Date: 21-Mar-13     Meeting Type: Ordinary General Meeting
1   Quorum Verification                                 Management  For           Voted - For
2   Appoint A Commission to Write Up the Minutes of the
    Proceedings                                         Management  For           Voted - For
3   Management Report by the Board and the Chairman     Management  For           Voted - For
4   Submit the Financial Statements As of 31 December
    2012                                                Management  For           Voted - For
5   Report by the Comptroller                           Management  For           Voted - For


472




                        GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Approve the Reports Issued by the Board, the
    Chairman and the Comptroller, As Well As the
    Financial Statements As of 31 December 2012          Management  For           Voted - For
7   Submit and Approve the Proposed Distribution of
    Profits                                              Management  For           Voted - For
8   Set the Fees of the Board and the Comptroller for
    the Period 2013 to 2014                              Management  For           Abstain
9   Appointment of the Board for the Period 2013 to 2015 Management  For           Abstain
10  Amendment of the Articles of Association             Management  For           Voted - For
11  Other Proposals. Any Other Business                  Management  For           Voted - Against
INTERCONEXION ELECTRICA SA ESP, BOGOTA
CUSIP: P5624U101
Meeting Date: 22-Mar-13 Meeting Type: Ordinary General Meeting
1   Election of the Chairperson of the General Meeting   Management  For           Voted - For
2   Report from the Secretary Regarding the Approval of
    Minutes 101 of March 30, 2012                        Management  For           Voted - For
3   Election of the Committee to Approve the Minutes
    and Count the Votes                                  Management  For           Voted - For
4   A Few Words from the Minister of Mines and Energy,
    Mr. Federico Renjifo Velez                           Management  For           Voted - For
5   Greetings from the Chairperson of the Board of
    Directors and Reading of the Report from the Board
    of Directors Regarding Its Operation                 Management  For           Voted - For
6   2012 Annual Report, Board of Directors and General
    Manager                                              Management  For           Voted - For
7   Report from the Board of Directors and from the
    General Manager Regarding Compliance with and
    Development of the Good Governance Code              Management  For           Voted - For
8   Reading and Presentation of the Isa and
    Consolidated Financial Statements to December 31,
    2012                                                 Management  For           Voted - For
9   Reading of the Opinion from the Auditor              Management  For           Voted - For
10  Approval of the Isa and Consolidated Financial
    Statements to December 31, 2012                      Management  For           Abstain
11  Approval of the Plan for the Distribution of Profit
    from the 2012 Fiscal Year and Reserve Amount         Management  For           Voted - For
12  Election of the Auditor and Allocation of
    Compensation                                         Management  For           Voted - For
13  Election of the Board of Directors                   Management  For           Abstain
14  Various                                              Management  For           Voted - Against
INVERSIONES LA CONSTRUCCION SA
CUSIP: P5817R105
Meeting Date: 29-Apr-13 Meeting Type: Annual General Meeting
1   Accept Annual Report, Statements and Statutory
    Reports for Fiscal Year 2012                         Management  For           Voted - For
2   Approve Allocation of Income and Dividends           Management  For           Voted - For
3   Approve Dividend Policy                              Management  For           Abstain
4   Elect Directors                                      Management  For           Abstain


473




                           GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Approve Remuneration of Directors                    Management  For           Abstain
6   Approve Remuneration and Budget of Directors'
    Committee                                            Management  For           Abstain
7   Elect External Auditors and Designate Risk
    Assessment Companies                                 Management  For           Voted - For
8   Receive Special Auditors' Report Regarding
    Related-party Transactions                           Management  For           Voted - For
9   Designate Newspaper to Publish Meeting Announcements Management  For           Voted - For
10  Other Business                                       Management  For           Voted - Against
ISAGEN SA
CUSIP: P5892H105
Meeting Date: 19-Mar-13    Meeting Type: Ordinary General Meeting
1   Verification of the Quorum and Approval of the
    Agenda                                               Management  For           Voted - For
2   Election of the Chairperson of the General Meeting   Management  For           Voted - For
3   Report from the Secretary of the General Meeting
    Regarding the Approval of Minutes Number 31 from
    March 27, 2012                                       Management  For           Voted - For
4   Election of the Commission for the Approval of the
    Minutes                                              Management  For           Voted - For
5   Greetings from the Minister of Mines and Energy      Management  For           Voted - For
6   Greetings from the Chairperson of the Board of
    Directors, Report Regarding the Operation of the
    Same and the Fulfillment of Other Good Governance
    Practices                                            Management  For           Voted - For
7   Annual Report for 2012                               Management  For           Voted - For
8   Report from the Representatives of the Minority
    Shareholders                                         Management  For           Voted - For
9   Consideration of the Financial Statements with A
    Cutoff Date of December 31, 2012                     Management  For           Voted - For
10  Reading of the Opinion from the Auditor              Management  For           Voted - For
11  Approval of the Financial Statements with A Cutoff
    Date of December 31, 2012, and Other Documents That
    are Required by Law                                  Management  For           Voted - For
12  Proposal for the Distribution of Profit              Management  For           Voted - For
13  Proposal for Amendments to the Bylaws and to the
    General Meeting Rules                                Management  For           Voted - For
14  Election of the Board of Directors                   Management  For           Abstain
15  Proposal for the Election of the Auditor             Management  For           Abstain
16  Various                                              Management  For           Voted - Against
LATAM AIRLINES
CUSIP: 501723100 TICKER: LFL
Meeting Date: 04-Sep-12    Meeting Type: Special
1   Revoke Board of Directors                            Management  Abstain       Abstain
2   Election of Members of the Board of Directors        Management  Abstain       Abstain
3   That Remaining 7,436,816 Shares from Total of
    142,555,882 Shares Issued As Per Authorization from
    Egm Held on December 21, 2011 and That Were Not
                                                         474





                           GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Exchanged for Shares of Sister Holdco S.a. and
    Holdco II S.a., to be Offered Preferably to Holders
    of Latam Airlines Group S.a. (remaining Shares) and
    That Unsubscribed Shares to be Offered and Placed
    in Securities Markets.                              Management  Abstain       Abstain
4   Fix, Set and Determine the Subscription and
    Placement Price of the Remaining Shares, Namely,
    for the 7,436,816 Shares of Of Latam Airlines Group
    S.a., Or to Delegate in the Board of Directors to
    Determine the Price and Conditions for the
    Subscription and Placement of the Remaining Shares  Management  Abstain       Abstain
5   Fix, Set and Determine the Subscription and
    Placement Price of the 4,800,000 Shares (all
    Ordinary and Without Nominal Value) to be Used to
    Create and Implement A Stock Option Plan, All As
    More Fully Described in the Proxy Statement         Management  Abstain       Abstain
6   Adopt Any Other Resolutions to Carry Out the Items
    Above Listed                                        Management  Against       Voted - For
LATAM AIRLINES GROUP S.A.
CUSIP: 51817R106 TICKER: LFL
Meeting Date: 29-Apr-13    Meeting Type: Annual
1)  Approval of the Annual Report, Balance Sheet and
    Financial Statements of the Company                 Management  For           Voted - For
2)  Approval of the Payment of A Final Dividend on
    Account of the 2012 Fiscal Year Profits             Management  For           Abstain
3)  The Compensation to be Paid to the Company's Board
    of Directors for the Fiscal Year Ending December
    31, 2013                                            Management  For           Abstain
4)  The Compensation to be Paid to the Company's Audit
    Committee and Its Budget for the Fiscal Year Ending
    December 31, 2013                                   Management  For           Abstain
5)  The Appointment of the External Auditing Firm and
    Risk Rating Agencies for the Company; and the
    Reports on the Matters Indicated in Section Xvi of
    Companies Law 18,046                                Management  For           Voted - For
6)  Information on the Cost of Processing, Printing and
    Sending the Information Indicated in Circular 1816
    of the Securities and Insurance Commission          Management  For           Voted - For
7)  Designation of the Newspaper in Which the Company
    Will Make Publications                              Management  For           Voted - For
8)  Other Matters of Corporate Interest Within the
    Purview of A Regular Shareholders Meeting of the
    Company                                             Management  For           Voted - Against
Meeting Date: 11-Jun-13    Meeting Type: Special
1   Proposal to (i) Increase the Capital; (ii) Allocate
    Part of That Capital Increase to Compensation
    Plans; (iii) Set the Price, Form, Date, Procedure
    and Other Conditions of Placement of Shares; (iv)
    Recognize Change in Capital That Occurred; (v)
    Amend Bylaws; (vi) Adopt All Resolutions That are


475




                        GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Necessary in Order to Implement Decisions & Bylaw
     Reforms Adopted by Meeting.                         Management  For           Voted - For
2    Proposal to (i) Set the Placement Price of the
     4,800,000 Shares Allocated to Compensation Plans;
     and (ii) Adopt All Resolutions That are Necessary
     Or Convenient in Order to Implement the Decisions
     and Bylaw Amendments Adopted by the Meeting, All As
     More Fully Described in the Proxy Statement.        Management  For           Abstain
PACIFIC RUBIALES ENERGY CORP, TORONTO ON
CUSIP: 69480U206
Meeting Date: 30-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolutions "1 and
     4" and 'in Favor' Or 'abstain' Only For- Resolution
     Numbers "2.1 to 2.12 and 3". Thank You.             Non-Voting                Non-Voting
1    To Set the Number of Directors at Twelve (12)       Management  For           Voted - For
2.1  Election of Director: Jose Francisco Arata          Management  For           Voted - For
2.2  Election of Director: Miguel De La Campa            Management  For           Voted - For
2.3  Election of Director: German Efromovich             Management  For           Voted - For
2.4  Election of Director: Serafino Iacono               Management  For           Voted - For
2.5  Election of Director: Augusto Lopez                 Management  For           Voted - For
2.6  Election of Director: Hernan Martinez               Management  For           Voted - For
2.7  Election of Director: Dennis Mills                  Management  For           Voted - For
2.8  Election of Director: Ronald Pantin                 Management  For           Voted - For
2.9  Election of Director: Victor Rivera                 Management  For           Voted - For
2.10 Election of Director: Miguel Rodriguez              Management  For           Voted - For
2.11 Election of Director: Francisco Sole                Management  For           Voted - For
2.12 Election of Director: Neil Woodyer                  Management  For           Voted - For
3    Appointment of Ernst & Young LLP As Auditors of the
     Corporation for the Ensuing Year and Authorizing
     the Directors to Fix Their Remuneration             Management  For           Voted - Against
4    To Ratify, Confirm, Authorize and Approve the
     Advance Notice Policy, As Described in the
     Management Proxy Circular Dated April 25, 2013      Management  For           Voted - For
RIPLEY CORP SA
CUSIP: P8130Y104
Meeting Date: 29-Apr-13 Meeting Type: Ordinary General Meeting
1    Approval of the Annual Report, Balance Sheet and
     Financial Statements of the Company, and the Report
     of External Auditors for the Period Ended December
     31, 2012                                            Management  For           Voted - For
2    Determination of the Application of the Profits of
     the Annual Fiscal Period Ended December 31, 2012
     and Their Appropriation, As Well As the Explanatory
     Statement in Respect of the Policy of Dividends of
     the Company                                         Management  For           Voted - For
3    Information on the Procedures Used in the
     Allocation of Dividends                             Management  For           Voted - For


476




                         GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Appointment of External Auditors for the Period 2013 Management  For           Voted - For
5   Appointment of Rating Agencies                       Management  For           Voted - For
6   Determination and Approval of Remunerations of the
    Board of Directors, As Well As to Report the
    Expenses Incurred by the Board                       Management  For           Voted - For
7   Determination of the Remuneration of the Members of
    the Committee of Directors and Its Operating Budget
    for Year 2013                                        Management  For           Voted - For
8   To Report the Activities Developed by the Committee
    of Directors During 2012, Its Annual Management
    Report and Expenses Incurred                         Management  For           Voted - For
9   To Report the Agreements Adopted by the Board of
    Directors in Relation to the Operations of the
    Company with Related Parties Or Persons              Management  For           Voted - For
10  To Report the Costs of Process, Printing and
    Dispatch of the Information Referred to in Official
    Letter 1.816 of the Superintendence of Securities
    and Insurance                                        Management  For           Voted - For
11  In General, to Discuss Any Other Matter Being of
    the Competence of Regular Stockholders Meetings      Management  For           Voted - Against
SACI FALABELLA
CUSIP: P3880F108
Meeting Date: 30-Apr-13  Meeting Type: Ordinary General Meeting
1   Approval of the Annual Report, General Balance
    Sheet, P&l Statements and Report of External
    Auditors for the Period Ended December 31, 2012      Management  For           Voted - For
2   Appropriation of the Profits of the Period 2012      Management  For           Voted - For
3   Policy of Dividends                                  Management  For           Abstain
4   Remuneration of the Board of Directors               Management  For           Abstain
5   Appointment of External Auditors and Rating
    Agencies for the Period 2013                         Management  For           Voted - For
6   Appointment of the Newspaper for the Publications
    of the Company                                       Management  For           Voted - For
7   Report on the Operations Referred to in Title Xvi
    of the Law 18.046                                    Management  For           Voted - For
8   Report of the Committee of Directors, Determination
    of the Budget, Expenses, and of Its Remuneration     Management  For           Abstain
9   Other Matters of the Competence of the Regular
    Stockholders Meeting                                 Management  For           Voted - Against
SIGDO KOPPERS SA
CUSIP: P8675X107
Meeting Date: 29-Apr-13  Meeting Type: Ordinary General Meeting
1   Approval of the Annual Report, Financial Statements
    and Reports from the Outside Auditors for the 2012
    Fiscal Year                                          Management  For           Voted - For
2   To Vote Regarding the Distribution of the Profit
    from the 2012 Fiscal Year and Regarding the Payment
    of A Definitive Dividend                             Management  For           Voted - For


477




                        GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Report Regarding the Dividend Policy for the
    2013 Fiscal Year                                    Management  For           Abstain
4   Designation of Outside Auditors for the 2013 Fiscal
    Year                                                Management  For           Voted - For
5   Designation of Risk Rating Agencies for the 2013
    Fiscal Year                                         Management  For           Voted - For
6   Election of the Board of Directors                  Management  For           Abstain
7   Establishment of the Compensation of the Board of
    Directors for the 2013 Fiscal Year and to Report
    the Expenses of the Board of Directors for the 2012
    Fiscal Year                                         Management  For           Abstain
8   Establishment of the Compensation of the Members of
    the Committee of Directors for 2013                 Management  For           Abstain
9   Determination of the Budget of the Committee of
    Directors for 2013                                  Management  For           Abstain
10  Designation of the Periodical in Which the
    Corporate Notices Will be Published                 Management  For           Voted - For
11  To Report Regarding the Activities Carried Out by
    the Committee of Directors and to Take Cognizance
    of the Management Report from That Committee        Management  For           Voted - For
12  To Give an Accounting of the Transactions That are
    Referred to in Title Xvi of Law Number 18,046       Management  For           Voted - For
13  To Report Regarding the Costs of Processing,
    Printing and Sending the Information to the
    Shareholders, in Accordance with That Which is
    Provided for by Circular Number 1816 from the
    Superintendency of Securities and Insurance         Management  For           Voted - For
14  To Vote Regarding Other Matters Appropriate for the
    Cognizance of This General Meeting                  Management  For           Voted - Against
SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.
CUSIP: 833635105 TICKER: SQM
Meeting Date: 25-Apr-13 Meeting Type: Annual
1   Sqm's Balance Sheet, Audited Financial Statements,
    Annual Report, Accounting Inspectors Report, and
    External Auditors' Report for the Business Year
    Ended December 31, 2012.                            Management  For           Voted - For
2   Appointment of the External Auditing Company and
    Accounting Inspectors for the 2013 Business Year.   Management  For           Voted - For
3   Operations Referred to in Title Xvi of Law 18,046
    ("law of Corporations" of Chile).                   Management  For           Voted - For
4   Investment and Financing Policies.                  Management  For           Voted - For
5   Net Income for the 2012 Business Year, Distribution
    of Final Dividend and Future Dividend Policy.       Management  For           Voted - For
6   Board of Director Expenditures for the 2012
    Business Year.                                      Management  For           Voted - For
7   Elections and Compensation for the Members of the
    Board.                                              Management  For           Abstain
8   Matters Related to the Directors, Audit and Health,
    Safety and Environment Committees.                  Management  For           Abstain
9   Other Corresponding Matters in Accordance with the
    Law.                                                Management  For           Voted - Against
                                                        478





                           GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
SONDA SA
CUSIP: P87262104
Meeting Date: 30-Aug-12    Meeting Type: ExtraOrdinary General Meeting
1   To Increase the Share Capital in the Amount of Up
    to Clp 150 Billion Through the Issuance of Paid
    Shares, Or by the Amount and Number of Shares That
    the General Meeting of Shareholders Definitively
    Determines, That Will be Paid in Accordance with
    That Which the General Meeting Determines           Management     For           Voted - For
2   If the Capital Increase Referred to Above is
    Approved, to Amend the Permanent Articles of the
    Bylaws, in Regard to the Capital and to the Shares
    of the Company, and to Amend, Replace and Or Add
    the Transitory Articles of the Bylaws of the
    Company That are Necessary Based on the Capital
    Increase and in Accordance with the Resolutions
    That the General Meeting Passes                     Management     For           Voted - For
3   To Pass the Other Resolutions That are Necessary to
    Make the Bylaws Amendment That the General Meeting
    Resolves on Effective and to Legalize It            Management     For           Voted - For
Meeting Date: 15-Apr-13    Meeting Type: Ordinary General Meeting
1   Approval of the Annual Report, General Balance
    Sheet, Financial Statements and Report of External
    Auditors for the Period Ended December 31, 2012     Management     For           Voted - For
2   Appropriation of Profits of the Period Ended
    December 31, 2012, Allocation of Dividends
    Chargeable to the Same Period, and Policy of Future
    Dividends                                           Management     For           Voted - For
3   Determination of the Remuneration of the Members of
    the Board of Directors and of Those Members of the
    Committee of Directors, As Well As to Fix the
    Expense Budget of Such Committee                    Management     For           Abstain
4   To Inform About the Activities and Expenses
    Incurred by the Committee of Directors During the
    Period Ended December 31, 2012                      Management     For           Voted - For
5   To Inform About Operations with Related Parties     Management     For           Voted - For
6   Appointment of External Auditors                    Management     For           Voted - For
7   Determination of the Newspaper to Make the
    Publications of the Company                         Management     For           Voted - For
8   Other Matters of Corporate Interest and of the
    Competence of the Regular Stockholders Meeting      Management     For           Voted - Against
SOUTHERN COPPER CORPORATION
CUSIP: 84265V105 TICKER: SCCO
Meeting Date: 25-Apr-13    Meeting Type: Annual
1   Director                                            Management
1   G. Larrea Mota-velasco                              Management     For           Vote Withheld
2   Oscar Gonzalez Rocha                                Management     For           Vote Withheld
3   Emilio Carrillo Gamboa                              Management     For           Voted - For
4   Alfredo Casar Perez                                 Management     For           Vote Withheld


479




    GLOBAL X FTSE ANDEAN 40 ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Luis Castelazo Morales                           Management  For           Vote Withheld
6   E.C. Sanchez Mejorada                            Management  For           Voted - For
7   X.G. De Quevedo Topete                           Management  For           Vote Withheld
8   D. Muniz Quintanilla                             Management  For           Vote Withheld
9   L.M. Palomino Bonilla                            Management  For           Voted - For
10  G.P. Cifuentes                                   Management  For           Voted - For
11  Juan Rebolledo Gout                              Management  For           Vote Withheld
12  Carlos Ruiz Sacristan                            Management  For           Voted - For
2   Ratify the Audit Committee's Selection of Galaz,
    Yamazaki, Ruiz Urquiza, S.c., Member Firm of
    Deloitte Touche Tohmatsu Limited, As Independent
    Accountants for 2013.                            Management  For           Voted - For
3   Approve, by Non-binding Vote, Executive
    Compensation.                                    Management  For           Voted - For


480




                          GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
APCO OIL AND GAS INTL INC
CUSIP: G0471F109 TICKER: APAGF
Meeting Date: 07-May-13   Meeting Type: Annual
1   Election of Director: Bryan K. Guderian             Management  For           Voted - For
2   Ratify the Selection of Ernst & Young LLP As
    Independent Registered Public Accounting Firm for
    2013.                                               Management  For           Voted - For
3   Advisory Vote on Executive Compensation.            Management  For           Voted - For
ARCOS DORADOS HOLDINGS INC
CUSIP: G0457F107 TICKER: ARCO
Meeting Date: 25-Apr-13   Meeting Type: Annual
1   Consideration and Approval of the Financial
    Statements of the Company Corresponding to the
    Fiscal Year Ended December 31, 2012, the
    Independent Report of the External Auditors Ernst &
    Young (pistrelli, Henry Martin Y Asociados S.r.l.,
    Member Firm of Ernst & Young Global), and the Notes
    Corresponding to the Fiscal Year Ended December 31,
    2012.                                               Management  For           Abstain
2   Appointment and Remuneration of Ernst & Young
    (pistrelli, Henry Martin Y Asociados S.r.l., Member
    Firm of Ernst & Young Global), As the Company's
    Independent Auditors for the Fiscal Year Ended
    December 31, 2012.                                  Management  For           Voted - For
3   Director                                            Management
1   Mrs. Annette Franqui                                Management  For           Voted - For
2   Mr. C Hernandez-artigas                             Management  For           Voted - For
3   Mr. A. Ramirez Magana                               Management  For           Voted - For
BANCO MACRO S.A.
CUSIP: 05961W105 TICKER: BMA
Meeting Date: 11-Apr-13   Meeting Type: Annual
1   Appoint Two Shareholders to Sign the Minutes of the
    Shareholders' Meeting.                              Management  For           Voted - For
2   Evaluate the Documentation Provided for in Section
    234, Subsection 1 of Law No. 19550, for the Fiscal
    Year Ended December 31st 2012.                      Management  For           Voted - For
3   Evaluate Both the Management of the Board of
    Directors and of the Supervisory Committee.         Management  For           Voted - For
4   Evaluate the Application of the Retained Earnings
    for the Fiscal Year 2012. Total Retained Earnings:
    Ar$ 1,556,555,031.47 Which the Board Proposes May
    be Applied As Follows: A) Ar$ 298,724,146.29 to
    Legal Reserve Fund; B) Ar$ 71,916,000.00 to
    Statutory Reserve Fund; C) Ar$ 15,234,165.18 to Tax
    on Corporate Personal Assets and Participating
    Interests; D) Ar$ 1,170,680,720.00 to the Optional
    Reserve Fund for Future Distributions, Pursuant to
                                                        481





                        GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Communication "a" 5273 Issued by the Central Bank
    of the Republic of Argentina.                       Management  For           Voted - For
5   Evaluate the Remunerations of the Members of the
    Board of Directors for the Fiscal Year Ended
    December 31st 2012 Within the Limits As to Profits,
    Pursuant to Section 261 of Law 19550 and the Rules
    of the Comision Nacional De Valores (argentine
    Securities Exchange Commission).                    Management  For           Voted - For
6   Evaluate the Remunerations of the Members of the
    Supervisory Committee for the Fiscal Year Ended
    December 31st 2012.                                 Management  For           Voted - For
7   Evaluate the Remuneration of the Independent
    Auditor for the Fiscal Year Ended December 31st
    2012.                                               Management  For           Voted - For
8   Appoint Five Regular Directors Who Shall Hold
    Office for Three Fiscal Years. Grant the Relevant
    Authorizations to Perform All Necessary Acts and
    Proceedings Aimed at Registering the New Directors. Management  For           Abstain
9   Determine the Number of Members Who Shall Form the
    Supervisory Committee and Designate the New Regular
    and Alternate Members of the Supervisory Committee
    Who Shall Hold Office for One Fiscal Year.          Management  For           Abstain
10  Appoint the Independent Auditor for the Fiscal Year
    to End December 31st 2013.                          Management  For           Voted - For
11  Define the Auditing Committee's Budget. Delegation
    to the Board of Directors.                          Management  For           Abstain
12  Defer the Delegation to the Board of the Necessary
    Powers to (i) Determine and Establish All Terms and
    Conditions of the Global Program of Negotiable
    Obligations Approved by Resolution No 15480 and
    Resolution No. 16616 Issued by the Argentine
    Securities Exchange Commission, and (ii) Perform
    Any Act in Connection with Such Program Or the
    Negotiable Obligations to be Issued Thereunder.
    Authorized the Board to Sub-delegate to One Or More
    of Its Members, Or to Person They Consider
    Appropriate, the Exercise of the Powers Described
    in the Preceding Paragraph.                         Management  For           Voted - For
Meeting Date: 10-Jun-13 Meeting Type: Special
1)  Appoint of Two Shareholders to Sign the Minutes of
    the Shareholders' Meeting.                          Management  For           Voted - For
2)  Evaluate the Preliminary Merger Agreement Pursuant
    to Which Banco Privado De Inversiones S.a. Shall be
    Merged with and Into Banco Macro S.a., Dated March
    7, 2013 and the General Consolidated Special
    Balance Sheet of Merger Prepared As of December 31,
    2012 and Based on the Individual Balance Sheets
    Prepared by Each Merging Company As of the Same
    Date.                                               Management  For           Voted - For
3)  Evaluate the Exchange Relationship Between the
    Shares of Both Merging Companies.                   Management  For           Voted - For
4)  Capital Increase from Ar$ 594,485,168 to Ar$
    594,563,028 Through the Issuance of 77,860 Class B
    Ordinary Book-entry Shares of Par Value Ar$ 1 Each,


482




                         GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Entitled to One Vote Per Share and to the Payment
    of Dividends As from January 1st 2013, to be
    Delivered to the Minority Shareholders of the
    Absorbed Company in Exchange for Their
    Shareholdings in the Absorbed Company.               Management  For           Voted - For
5)  Grant to Board All Necessary Powers and Authority
    for It to Make All Amendments & Changes Eventually
    Suggested by the Controlling Entities And/or
    Authorities, All As More Fully Described in the
    Proxy Statement.                                     Management  For           Voted - For
BBVA BANCO FRANCES, S.A.
CUSIP: 07329M100 TICKER: BFR
Meeting Date: 09-Apr-13  Meeting Type: Annual
1   Appointment of Two Shareholders to Prepare and Sign
    the Minutes of the Meeting, Together with the
    Chairman.                                            Management  For           Voted - For
2   Discussion of the Annual Report, Corporate Social
    Responsibility Annual Report, Financial Statements,
    Additional Information and All Relevant Accounting
    Data.                                                Management  For           Voted - For
3   Analysis of the Performance of the Board of
    Directors, Chief Executive Officer and the
    Statutory Auditors' Committee.                       Management  For           Voted - For
4   Analysis of the Results of Fiscal Year No. 138, All
    As More Fully Described in the Proxy Statement.      Management  For           Voted - For
5   Analysis of the Board of Directors Compensation for
    the Fiscal Year No. 138, Ended December 31, 2012.    Management  For           Voted - For
6   Analysis of Statutory Auditors' Committee
    Compensation for the Fiscal Year No. 138, Ended
    December 31, 2012.                                   Management  For           Abstain
7   Determination of the Number of Members of Board and
    Appointment of Directors, As Appropriate, for A
    Term of Three Years.                                 Management  For           Abstain
8   Appointment of Three Regular Statutory Auditors and
    Three Alternate Statutory Auditors.                  Management  For           Abstain
9   Compensation of Certifying Accountant of the
    Financial Statements for the Fiscal Year No. 138
    Ended December 31, 2012.                             Management  For           Voted - For
10  Appointment of A Certifying Accountant for the
    Financial Statements of the Current Fiscal Year.     Management  For           Voted - For
11  Allocation of Budget for the Auditing Committee
    (regulation 26.831) to Retain Professional Services. Management  For           Abstain
12  Renewal: (i) of the Term of the Global Notes
    Program of Bbva Banco Frances S.a. (program) and
    (ii) of the Delegation in the Board of All the
    Powers Referred to the Program and Notes That May
    be Issued Hereunder.                                 Management  For           Voted - For


483




                        GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CENCOSUD SA
CUSIP: P2205J100
Meeting Date: 20-Nov-12 Meeting Type: ExtraOrdinary General Meeting
1   To Broadly Inform the Shareholders, in Accordance
    with the Terms of Circular Number 601 from the
    Superintendency of Securities and Insurance, of the
    Purchase of the Operations of Carrefour in Columbia Management  For           Voted - For
2   To Increase the Share Capital by Up to an Amount
    Equivalent in Clp to Usd 1,500,000,000 Or by the
    Amount That the General Meeting Definitively
    Decides, for the Purpose of Refinancing, in Whole
    Or in Part, the Debt Assumed by the Company Based
    on the Purchase of the Operations of Carrefour in
    Columbia, Which Will be Settled and Paid in As is
    Determined by the General Meeting                   Management  For           Abstain
3   If the Capital Increase Referred to Above is
    Approved, to Allocate A Part of the Shares
    Corresponding to That Capital Increase to Employee
    Compensation Plans of the Company Or Its
    Affiliates, in Accordance with the Terms of Article
    24 of Law Number 18,046, the Share Corporations Law Management  For           Voted - For
4   If the Capital Increase Mentioned Above is
    Approved, to Amend the Permanent Articles of the
    Bylaws, in Relation to the Capital and to the
    Shares of the Company, and to Amend, Replace and Or
    Add the Transitory Articles of the Bylaws of the
    Company That are Necessary Due to the Capital
    Increase and in Accordance with the Resolutions
    That are Passed by the General Meeting              Management  For           Abstain
5   To Pass the Other Resolutions That are Necessary to
    Make the Amendment of the Bylaws That is Resolved
    on by the General Meeting Effective and to
    Formalize It                                        Management  For           Voted - For
Meeting Date: 25-Apr-13 Meeting Type: ExtraOrdinary General Meeting
1   To Modify Article Nineteenth of the Bylaws          Management  For           Abstain
2   To Adopt All Other Agreements Required in Relation
    to the Matters to be Discussed                      Management  For           Voted - For
Meeting Date: 26-Apr-13 Meeting Type: Ordinary General Meeting
1   Examination of the Situation of the Company and of
    the Reports from the Outside Auditing Firm, and the
    Approval of the Annual Report, Balance Sheet and
    Financial Statements for the Fiscal Year That Ended
    on December 31, 2012, and of the Report from the
    Outside Auditing Firm for the Same Fiscal Year      Management  For           Voted - For
2   Distribution of Profit from the 2012 Fiscal Year
    and Payment of Dividends, with the Board of
    Directors Proposing A Payment of Clp 20.59906 Per
    Share and That This Payment be Made from May 15,
    2013                                                Management  For           Voted - For
3   Presentation of the Dividend Policy                 Management  For           Voted - For
4   Establishment of Compensation for the Members of
    the Board of Directors for 2013,                    Management  For           Abstain


484




                         GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Election of Members of the Board of Directors       Management  For           Abstain
6   Establishment of the Compensation for the Members
    of the Committee of Directors and Expense Budget
    for Its Operation and That of Its Advisors for 2013 Management  For           Abstain
7   Information Regarding the Expenses of the Board of
    Directors and of the Committee of Directors During
    the 2012 Fiscal Year                                Management  For           Voted - For
8   Designation of an Outside Auditing Firm for 2013    Management  For           Voted - For
9   Designation of Risk Rating Agencies for 2013        Management  For           Voted - For
10  To Present the Matters Examined by the Committee of
    Directors and the Resolutions Passed by the Board
    of Directors to Approve the Related Party
    Transactions That are Referred to in Article 146,
    Et Seq., of the Share Corporations Law, with A
    Mention of the Members of the Board of Directors to
    Approve Them                                        Management  For           Voted - For
11  Information Regarding the Activities Conducted and
    Annual Term in Office of the Committee of Directors
    for 2012, and of the Proposals from the Committee
    of Directors That Were Not Accepted by the Board of
    Directors                                           Management  For           Voted - For
12  Designation of A Periodical in Which the Legal
    Notices Will be Published                           Management  For           Voted - For
13  In General, to Deal with Any Other Matters of
    Corporate Interest That are Appropriate for an
    Annual General Meeting of Shareholders in
    Accordance with the Law                             Management  For           Voted - Against
    Please Note That This is A Revision Due Change in
    Meeting Time from 11:00 to 0-9:00. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy-form Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
CRESUD, S.A.C.I.F. Y A.
CUSIP: 226406106 TICKER: CRESY
Meeting Date: 31-Oct-12  Meeting Type: Annual
1   Appointment of Two Shareholders to Sign the Minutes
    of the Shareholders' Meeting.                       Management  For           Voted - For
2   Reallocation of Liabilities for Deferred Tax
    Originated in the Application of Adjustment Due to
    Inflation.                                          Management  For           Voted - For
3   Consideration of the Documents Set Forth Under
    Section 234, Paragraph 1, Law 19,550, for the
    Fiscal Year Ended 06.30.2012.                       Management  For           Voted - For
4   Consideration of the Performance of the Board of
    Directors.                                          Management  For           Voted - For
5   Consideration of the Performance of the Supervisory
    Committee.                                          Management  For           Voted - For
6   Consideration of the Results of the Fiscal Year
    Ended on 06.30.2012, Which Posted A Profit of
    $78,263,000.                                        Management  For           Voted - For
                                                        485





    GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   Consideration of Board of Directors' Compensation
    in the Amount of $5,227,396 (total Compensations)
    Corresponding to Fiscal Year Ended on 06.30.12,
    Which Posted A Computable Loss According to the
    Regulations of the Argentine Securities Exchange
    Commission.                                         Management  For           Voted - For
8   Consideration of the Supervisory Committee's
    Compensation for the Fiscal Year Ended on
    06-30-2012.                                         Management  For           Abstain
9   Determination of the Number and Appointment of
    Regular Directors and Alternate Directors, If
    Applicable.                                         Management  For           Abstain
10  Appointment of Regular and Alternate Members of the
    Supervisory Committee.                              Management  For           Abstain
11  Appointment of Certifying Accountant for the Next
    Fiscal Year and Determination of His Compensation.  Management  For           Voted - For
12  Consideration of the Creation of A Global Program
    for the Issuance of Simple, Non-convertible Notes,
    Denominated in Pesos, United States Dollars Or Any
    Other Currency, with Common, Special, Floating
    And/or Other Security Interest, Including A
    Security Interest Provided by A Third Party,
    Whether Subordinated Or Not, for A Maximum
    Outstanding Amount, at Any Time, of Up to Usd
    300,000,000, All As More Fully Described in the
    Proxy Statement.                                    Management  For           Voted - For
13  Updating of Report on Shared Services Agreement and
    Consideration of the Optimization of Synergies with
    our Related Company Brasilagro -companhia
    Brasileira De Propriedades Agricolas S.a.
    Delegations.                                        Management  For           Voted - For
14  Treatment of Amounts Paid for Shareholders'
    Personal Assets Tax.                                Management  For           Voted - For
15  Amendment to Section Xvii of the By- Laws of the
    Company in Respect to Distance Board of Directors
    Meetings. Delegations and Authorizations.           Management  For           Voted - For
16  Amendment to Section Xix of the By- Laws of the
    Company. Establishment of the List of Officers
    Authorized to Answer Interrogatories.               Management  For           Voted - For
17  Updating of the Report on Incentive Plan for the
    Benefit of the Officers of the Company According to
    the Provisions Approved and Ratified by 2009/2010
    and 2011 Shareholders' Meetings Respectively.
    Consideration of the Delegations and the
    Ratification And/or Rectification Thereof,
    Extension for A New Period.                         Management  For           Voted - For
18  Consideration of the Approval of the Prospectus of
    Spin-off - Merger Between Cresud Sacif Y A,
    Hereinafter "cresud", with Its Controlled Company
    (100%) Inversiones Ganaderas Sa (igsa) As of
    06.30.09. Ratification of the Acts Performed by the
    Board of Directors And/or the Attorneys-in Fact of
    Cresud and Igsa, to This Date, with Regard to the
    Spin-off - Merger Approved by Shareholders' Meeting


486




                          GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Held on 10.29.09 and the Continuation Thereof Held
    on 11.27.09. Delegations and Authorizations.         Management  For           Voted - For
GOLDCORP INC.
CUSIP: 380956409 TICKER: GG
Meeting Date: 02-May-13   Meeting Type: Annual and Special Meeting
A   Director                                             Management
1   John P. Bell                                         Management  For           Voted - For
2   Beverley A. Briscoe                                  Management  For           Voted - For
3   Peter J. Dey                                         Management  For           Voted - For
4   Douglas M. Holtby                                    Management  For           Voted - For
5   Charles A. Jeannes                                   Management  For           Voted - For
6   P. Randy Reifel                                      Management  For           Voted - For
7   A. Dan Rovig                                         Management  For           Voted - For
8   Ian W. Telfer                                        Management  For           Voted - For
9   Blanca Trevi[]o                                      Management  For           Voted - For
10  Kenneth F. Williamson                                Management  For           Voted - For
B   In Respect of the Appointment of Deloitte LLP,
    Independent Registered Chartered Accountants, As
    Auditors of the Company and Authorizing the
    Directors to Fix Their Remuneration;                 Management  For           Voted - For
C   A Resolution Approving Certain Amendments to the
    Restricted Share Unit Plan of the Company;           Management  For           Voted - For
D   A Non-binding Advisory Resolution Accepting the
    Company's Approach to Executive Compensation.        Management  For           Voted - For
GRUPO FINANCIERO GALICIA S.A.
CUSIP: 399909100 TICKER: GGAL
Meeting Date: 02-Aug-12   Meeting Type: Special
1   Appointment of Two Shareholders to Sign the Minutes. Management  For           Voted - For
2   Ratification to Increase the Amount of the Global
    Program of Simple, Short, Mid-and/or Long Term
    Negotiable Obligations, Non- Convertible Into
    Shares for A Maximum Outstanding Face Value of Up
    to Us$ 60,000,000 Or the Equivalent Thereof in
    Another Currency, in the Sum of Up to Us$
    40,000,000 Or Its Equivalent in Any Other Currency,
    Bringing the Program to the Sum of Us$ 100,000,000
    Or Its Equivalent in Any Other Currency. Said
    Extension Has Been Resolved at the Ordinary and
    Extraordinary Shareholders' Meeting Held on April
    14th, 2010.                                          Management  For           Voted - For
3   Delegation of the Necessary Powers to the Board of
    Directors And/or Sub-delegation to One Or More of
    Its Members And/or to One Or More Members of the
    Company's Management And/or to Whom the Board of
    Directors Designates in Accordance with the
    Existing Rules Applicable in Order to Determine the
    Terms and Conditions of the Global Program and
    Negotiable Obligations to be Issued Within the Same
    Framework.                                           Management  For           Voted - For
                                                         487





                         GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 15-Apr-13  Meeting Type: Annual
1   Appointment of Two Shareholders to Sign the Minutes. Management  For           Voted - For
2A. Examination of the Business Affairs of our
    Controlled Company Banco De Galicia Y Buenos Aires
    S.a. Position to be Adopted by Grupo Financiero
    Galicia S.a. Over Some Issues to be Dealt with at
    Banco De Galicia Y Buenos Aires S.a. Next
    Shareholders Meeting: in Favor of the Proposals
    from Banco De Galicia Y Buenos Aires S.a.'s Board
    of Directors When Voting Items 1, 2, 3, 5, 6, 7,
    10, 11 and 12 of the Agenda.                         Management  For           Voted - For
2B. Examination of the Business Affairs of our
    Controlled Company Banco De Galicia Y Buenos Aires
    S.a. Position to be Adopted by Grupo Financiero
    Galicia S.a. Over Some Issues to be Dealt with at
    Banco De Galicia Y Buenos Aires S.a. Next
    Shareholders Meeting: in Favor of Approving the
    Performance of the Board of Directors and of the
    Syndics' Committee When Voting Item 4 of the Agenda. Management  For           Voted - For
2C. Examination of the Business Affairs of our
    Controlled Company Banco De Galicia Y Buenos Aires
    S.a. Position to be Adopted by Grupo Financiero
    Galicia S.a. Over Some Issues to be Dealt with at
    Banco De Galicia Y Buenos Aires S.a. Next
    Shareholders Meeting: When Voting Item 8 and 9 of
    the Agenda, in Favor of Establishing Seven (7)
    Regular Directors and Five (5) Alternate Directors,
    All As More Fully Described in the Proxy Statement.  Management  For           Voted - For
3   Examination of the Balance Sheet, Income Statement,
    and Other Documents As Set Forth by Section 234,
    Subsection 1 of the Law of Commercial Companies and
    the Annual Report and Report of the Supervisory
    Syndics' Committee for the 14th Fiscal Year Ended
    December 31st, 2012.                                 Management  For           Voted - For
4   Treatment to be Given to the Fiscal Year's Results.
    Dividends' Distribution.                             Management  For           Voted - For
5   Approval of the Board of Directors and Supervisory
    Syndics Committee's Performances.                    Management  For           Voted - For
6   Supervisory Syndics Committee[]s Compensation.       Management  For           Voted - For
7   Board of Directors Compensation.                     Management  For           Voted - For
8   Granting of Authorization to the Board of Directors
    to Make Advance Payments of Directors Fees During
    the Fiscal Year Started on January 1st, 2013
    Ad-referendum of the Shareholders' Meeting That
    Considers the Documentation Corresponding to Said
    Fiscal Year.                                         Management  For           Voted - For
9   Determination of the Number of Directors and
    Alternate Directors And, If Appropriate, Election
    Thereof for the Term Established by the Company's
    Bylaws Until Reaching the Number of Directors
    Determined by the Shareholders' Meeting.             Management  For           Voted - For
10  Election of Three Syndics and Three Alternate
    Syndics for One-year Term of Office.                 Management  For           Voted - For


488




                        GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
11  Compensation of the Independent Accountant
    Certifying the Financial Statements for Fiscal Year
    2012.                                                Management  For           Voted - For
12  Appointment of the Independent Accountant and
    Alternate Accountant to Certify the Financial
    Statements for Fiscal Year 2013.                     Management  For           Voted - For
13  Consideration of the Extension of the Period of
    Effectiveness and Update of the Global Program for
    the Issuance of Simple, Short, Mid- And/or Long
    Term Negotiable Obligations, Non-convertible Into
    Shares That Was Approved at the Ordinary
    Shareholders' Meetings Held on March 9th, 2009. the
    Program[]s Terms and Conditions Were Approved by the
    Board of Directors at the Meeting Held on March
    9th, 2009.                                           Management  For           Abstain
14  Delegation of the Necessary Powers to the Board of
    Directors And/or Sub-delegation to One Or More of
    Its Members And/or to One Or More Members of the
    Company's Management And/or to Whom the Board of
    Directors Designates in Order to Determine the
    Terms and Conditions of the Global Program for the
    Issuance of Simple, Short, Mid-and/or Long Term
    Negotiable Obligations, Non-convertible Into Shares
    and the Negotiable Obligations That Will be Issued
    Under the Same Program, All As More Fully Described
    in the Proxy Statement.                              Management  For           Abstain
IRSA INVERSIONES Y REPRESENTACIONES S.A.
CUSIP: 450047204 TICKER: IRS
Meeting Date: 31-Oct-12 Meeting Type: Special
1   Appointment of Two Shareholders to Sign the Minutes
    of the Shareholders' Meeting.                        Management  For           Voted - For
2   Reallocation of Liabilities for Deferred Tax
    Originated in the Application of Adjustment Due to
    Inflation.                                           Management  For           Voted - For
3   Consideration of the Documents Set Forth Under
    Section 234, Paragraph 1, Law 19,550, for the
    Fiscal Year Ended 06.30.2012.                        Management  For           Voted - For
4   Consideration of the Performance of the Board of
    Directors.                                           Management  For           Voted - For
5   Consideration of the Performance of the Supervisory
    Committee.                                           Management  For           Voted - For
6   Treatment and Allocation of the Result of the
    Fiscal Year Ended on 06.30.2012, Which Posted A
    Profit of $280,081,000. Consideration of Payment of
    A Cash Dividend in an Amount Equivalent Up to
    $56,016,200 in One Or More Installments. Delegation
    of the Implementation Thereof.                       Management  For           Voted - For
7   Consideration of Board of Directors' Compensation
    for the Fiscal Year Ended on 06-30-2012, in the
    Amount of $23,274,698 (total Compensations),
    $17,213,516 in Excess of the Limit of 5% (five Per
    Cent) of the Earnings, Increased Pursuant to
                                                         489





                          GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Section 261 of Law 19,550 and the Regulations of
    the Argentine Securities Exchange Commission, on
    Account of the Amount Proposed for Dividends
    Distribution. Delegation to the Board of Directors
    of the Approval of the Auditing Committee's Budget. Management  For           Voted - For
8   Consideration of the Supervisory Committee's
    Compensation for the Fiscal Year Ended on
    06-30-2012.                                         Management  For           Abstain
9   Determination of the Number and Appointment of
    Regular Directors and Alternate Directors, If
    Applicable.                                         Management  For           Abstain
10  Appointment of Regular and Alternate Members of the
    Supervisory Committee.                              Management  For           Abstain
11  Appointment of Certifying Accountant for the Next
    Fiscal Year and Determination of His Compensation.  Management  For           Voted - For
12  Updating of Report on Shared Services Agreement.    Management  For           Voted - For
13  Treatment of Amounts Paid for Shareholders'
    Personal Assets Tax.                                Management  For           Voted - For
14  Amendment to Section Xvii of the By- Laws of the
    Company in Respect to Distance Board of Directors
    Meetings. Delegations and Authorizations.           Management  For           Voted - For
15  Updating of the Information Regarding the
    Implementation of Payment of A Bonus to Officers of
    the Company Set Forth by Shareholders' Meetings
    Dated 10.29.09, 10.29.2010 and 10.31.2011.
    Consideration of the Approvals and Delegations and
    the Ratification And/or Rectification for A New
    Period.                                             Management  For           Abstain
16  Treatment of Holdings of Convertible Notes Issued
    by Alto Palermo Sa (apsa) Maturing in 2014,
    Including But Not Limited to the Acceptance of A
    Repurchase Offer and Establishment of the
    Conditions and Minimum and Maximum Limits for the
    Alienation Thereof. Delegations and Authorizations. Management  For           Abstain
MCEWEN MINING INC.
CUSIP: 58039P107 TICKER: MUX
Meeting Date: 16-May-13   Meeting Type: Annual
1   Director                                            Management
1   Robert R. Mcewen                                    Management  For           Voted - For
2   Michele L. Ashby                                    Management  For           Voted - For
3   Leanne M. Baker                                     Management  For           Voted - For
4   Donald R.m. Quick                                   Management  For           Voted - For
5   Michael L. Stein                                    Management  For           Voted - For
6   Allen V. Ambrose                                    Management  For           Voted - For
7   Richard W. Brissenden                               Management  For           Voted - For
2   Say on Pay - an Advisory Vote on the Approval of
    Compensation of our Named Executive Officers.       Management  For           Voted - For
3   To Ratify the Appointment of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Year Ending December 31, 2013.         Management  For           Voted - For


490




                            GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MERCADOLIBRE, INC.
CUSIP: 58733R102 TICKER: MELI
Meeting Date: 14-Jun-13     Meeting Type: Annual
1   Director                                            Management
1   Emiliano Calemzuk*                                  Management  For           Voted - For
2   Marcos Galperin*                                    Management  For           Voted - For
3   Veronica Allende Serra*                             Management  For           Voted - For
4   Meyer Malka#                                        Management  For           Voted - For
5   Javier Olivan#                                      Management  For           Voted - For
2   Advisory Vote on the Compensation of our Named
    Executive Officers                                  Management  For           Voted - For
3   Ratification of the Appointment of Deloitte & Co.
    S.a. As our Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013                                            Management  For           Voted - For
PAMPA ENERGIA S.A.
CUSIP: 697660207 TICKER: PAM
Meeting Date: 26-Apr-13     Meeting Type: Annual
1   Appointment of Shareholders to Approve and Sign the
    Minutes of the Shareholders' Meeting.               Management  For           Voted - For
2   Consideration of the Company's Balance Sheet,
    Statements of Comprehensive Income, All As More
    Fully Described in the Proxy Statement.             Management  For           Voted - For
3   Consideration of Allocation of the Results for the
    Year. Absorption of Accumulated Earnings Against
    "additional Paid-in Capital" Account.               Management  For           Voted - For
4   Consideration of Board of Directors' and
    Supervisory Committee's Performance.                Management  For           Voted - For
5   Consideration of Fees Payable to the Board and to
    the Supervisory Committee for $12,838,295 (total
    Fees).                                              Management  For           Voted - For
6   Consideration of Fees Payable to the Independent
    Auditor.                                            Management  For           Voted - Against
7   Increase to Ten (10) the Number of Regular
    Directors of the Company. Amendment to the Bylaws.  Management  For           Voted - For
8   Approval of the Amended and Restated Bylaws, All As
    More Fully Described in the Proxy Statement.        Management  For           Voted - For
9   Consideration of Resignation Tendered by Mr.
    Roberto Luis Maestretti. Appointment of Regular
    Directors, Alternate Directors and Statutory
    Auditors.                                           Management  For           Voted - For
10  Appointment of Independent Auditor and Alternate
    Independent Auditor, All As More Fully Described in
    the Proxy Statement.                                Management  For           Voted - Against
11  Consideration of Allocation of A Budgetary Item for
    the Operation of the Audit Committee.               Management  For           Voted - For
12  Grant of Authorizations to Carry Out Proceedings
    and Filings Necessary to Obtain the Relevant
    Registrations.                                      Management  For           Voted - For
                                                        491





                          GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
PAN AMERICAN SILVER CORP.
CUSIP: 697900108 TICKER: PAAS
Meeting Date: 13-May-13   Meeting Type: Annual and Special Meeting
1   Director                                            Management
1   Ross J. Beaty                                       Management  For           Voted - For
2   Geoffrey A. Burns                                   Management  For           Voted - For
3   Michael L. Carroll                                  Management  For           Voted - For
4   Christopher Noel Dunn                               Management  For           Voted - For
5   Neil De Gelder                                      Management  For           Voted - For
6   Robert P. Pirooz                                    Management  For           Voted - For
7   David C. Press                                      Management  For           Voted - For
8   Walter T. Segsworth                                 Management  For           Voted - For
2   Appointment of Deloitte LLP As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration.            Management  For           Voted - For
3   To Consider And, If Thought Appropriate, to Pass an
    Ordinary Resolution Approving the Corporation's
    Approach to Executive Compensation, the Complete
    Text of Which is Set Out in the Information
    Circular for the Meeting.                           Management  For           Voted - For
PETROBRAS ARGENTINA S.A.
CUSIP: 71646J109  TICKER: PZE
Meeting Date: 21-Mar-13   Meeting Type: Annual
1   Consideration of the Annual Report, Inventory,
    General Balance Sheet, Statement of Income,
    Statement of Comprehensive Income, Statement of
    Changes in Shareholders' Equity, Statement of Cash
    Flow, Additional Information Given in the Notes and
    Exhibits and the English Version of the Above
    Referenced Documents; Auditor's Report, All As More
    Fully Described in the Proxy Statement.             Management  For           Voted - For
2   Approval of Performance of the Management and
    Supervisory Bodies for Fiscal Year Ended December
    31, 2012.                                           Management  For           Voted - For
3   Allocation of Profits for the Year.                 Management  For           Voted - For
4   Resolution Concerning the Balances of the Voluntary
    Reserve for Future Investments and Reserve for
    Future Dividends Accounts.                          Management  For           Voted - For
5   Election of Regular Directors. Election of
    Alternate Directors and Determination of the Order
    of Priority.                                        Management  For           Abstain
6   Election of the Regular and Alternate Members of
    the Statutory Syndic Committee.                     Management  For           Abstain
7   Consideration of the Compensation of Directors and
    Statutory Syndic Committee's Members.               Management  For           Abstain
8   Consideration of Compensation of Certified Public
    Accountant and Appoint Certified Public Accountant
    for New Fiscal Year.                                Management  For           Voted - For
9   Consideration of Audit Committee's Budget.          Management  For           Abstain


492




                        GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
10  Creation of A Global Program for the Issue of
    Corporate Bonds ("global Program") and
    Authorization to Issue Debt Securities.              Management  For           Voted - For
11  Delegation to the Board of Directors the Power to
    Determine the Terms and Conditions of the Global
    Program.                                             Management  For           Voted - For
12  Appointment of Two Shareholders to Sign the Minutes. Management  For           Voted - For
SILVER STANDARD RESOURCES INC.
CUSIP: 82823L106 TICKER: SSRI
Meeting Date: 09-May-13 Meeting Type: Annual
1   To Set the Number of Directors at Seven.             Management  For           Voted - For
2   Director                                             Management
1   Peter W. Tomsett                                     Management  For           Voted - For
2   A.E. Michael Anglin                                  Management  For           Voted - For
3   Richard C. Campbell                                  Management  For           Voted - For
4   Gustavo A. Herrero                                   Management  For           Voted - For
5   Richard D. Paterson                                  Management  For           Voted - For
6   Steven P. Reid                                       Management  For           Voted - For
7   John Smith                                           Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP, As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration.                                        Management  For           Voted - For
TELECOM ARGENTINA, S.A.
CUSIP: 879273209 TICKER: TEO
Meeting Date: 23-Apr-13 Meeting Type: Annual
1   Appointment of Two Shareholders to Approve and Sign
    the Minutes of the Meeting.                          Management  For           Voted - For
2   Review the Documents Provided for in Section 234,
    Subsection 1 of Law 19,550, the Rules of Comision
    Nacional De Valores and the Listing Regulations of
    the Buenos Aires Stock Exchange (bolsa De Comercio
    De Buenos Aires), and of the Accounting Documents
    in English Required by the Rules of the U.S.
    Securities and Exchange Commission for the
    Twenty-fourth Fiscal Year Ended on December 31,
    2012 ('fiscal Year 2012').                           Management  For           Voted - For
3   Analysis of the Allocation of Retained Earnings As
    of December 31, 2012 (p$ 3,055 Million), All As
    More Fully Described in the Proxy Statement.         Management  For           Voted - For
4   Performance Review of the Members of the Board of
    Directors and Supervisory Committee from April 27,
    2012 to the Date of This Shareholders' Meeting.      Management  For           Voted - For
5   Review of Board of Directors' Compensation for the
    Services Rendered During Fiscal Year 2012 (from the
    Shareholders' Meeting of April 27, 2012 to the Date
    of This Meeting). Proposal to Pay the Aggregate
    Amount of P$ 8,500,000.-, Which Represents 0.29% of
    'accountable Earnings', Calculated Under Section 2
                                                         493





                        GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of Chapter III of the Rules of Comision Nacional De
    Valores.                                            Management  For           Voted - For
6   Determination of the Number of Directors and
    Alternate Directors Who Will Serve from the Date of
    This Shareholders' Meeting for Three Fiscal Years.  Management  For           Abstain
7   Election of Such Directors.                         Management  For           Abstain
8   Election of Such Alternate Directors.               Management  For           Abstain
9   Authorize the Board of Directors to Make Advance
    Payments of Fees for Up to P$ 9,000,000.- to Those
    Directors Acting During Fiscal Year 2013 (from the
    Date of This Shareholders' Meeting Through the Date
    of the Shareholders' Meeting Reviewing the
    Documents of Such Fiscal Year and Contingent Upon
    the Decision Passed at Such Meeting).               Management  For           Voted - For
10  Review of the Supervisory Committee's Compensation
    for the Services Rendered During Fiscal Year 2012
    (as from the Shareholders' Meeting of April 27,
    2012 Through the Date of This Meeting). Proposal to
    Pay the Aggregate Amount of P$ 2,436,925.           Management  For           Voted - For
11  Decide the Number of Members and Alternate Members
    of the Supervisory Committee for Fiscal Year 2013.  Management  For           Abstain
12  Election of Members of the Supervisory Committee.   Management  For           Abstain
13  Election of Alternate Members of the Supervisory
    Committee.                                          Management  For           Abstain
14  Authorize the Board of Directors to Make Advance
    Payments of Fees of Up to P$ 2,436,925.-, to Those
    Supervisory Committee Members Acting During Fiscal
    Year 2013 (from the Date of This Shareholders'
    Meeting Through the Date of the Shareholders'
    Meeting Reviewing the Documents of Such Fiscal Year
    and Contingent Upon the Decision Passed at Such
    Meeting).                                           Management  For           Voted - For
15  Appointment of Independent Auditors for Fiscal Year
    2013 Financial Statements and Determination of
    Their Compensation As Well As of the Compensation
    Due to Those Acting in Fiscal Year 2012.            Management  For           Voted - For
16  Review of the Audit Committee's Budget for Fiscal
    Year 2013.                                          Management  For           Voted - For
TENARIS, S.A.
CUSIP: 88031M109 TICKER: TS
Meeting Date: 02-May-13 Meeting Type: Annual
A1. Consideration of the Consolidated Management Report
    and Related Management Certifications on the
    Company's Consolidated Financial Statements As of
    and for the Year Ended 31 December 2012, and on the
    Annual Accounts As at 31 December 2012, and of the
    Independent Auditors' Reports on Such Consolidated
    Financial Statements and Annual Accounts.           Management  For           Voted - For
A2. Approval of the Company's Consolidated Financial
    Statements As of and for the Year Ended 31 December
    2012.                                               Management  For           Voted - For
                                                        494





                        GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
A3. Approval of the Company's Annual Accounts As at 31
    December 2012.                                      Management  For           Voted - For
A4. Allocation of Results and Approval of Dividend
    Payment for the Year Ended 31 December 2012.        Management  For           Voted - For
A5. Discharge of the Members of the Board of Directors
    for the Exercise of Their Mandate During the Year
    Ended 31 December 2012.                             Management  For           Voted - For
A6. Election of Members of the Board of Directors.      Management  For           Voted - Against
A7. Compensation of Members of the Board of Directors.  Management  For           Voted - For
A8. Appointment of the Independent Auditors for the
    Fiscal Year Ending 31 December 2013, and Approval
    of Their Fees.                                      Management  For           Voted - For
A9. Authorization to the Board of Directors to Cause
    the Distribution of All Shareholder Communications,
    Including Its Shareholder Meeting and Proxy
    Materials and Annual Reports to Shareholders, by
    Such Electronic Means As is Permitted by Any
    Applicable Laws Or Regulations.                     Management  For           Voted - For
TRANSPORTADORA DE GAS DEL SUR S.A.
CUSIP: 893870204 TICKER: TGS
Meeting Date: 25-Apr-13 Meeting Type: Annual
1   Appointment of Two Shareholders by the Chairman of
    the Board of Directors to Approve and Sign All
    Together the Minutes of the Meeting.                Management  For           Voted - For
2   Consideration of the Annual Report, Inventory,
    Financial Statements, Information Review,
    Information Required by Section 68 of the Buenos
    Aires Stock Exchange Regulations, Auditor's Report
    and Statutory Audit Committee's Report, in
    Accordance with Section 234, Paragraph 1 of Law
    19,550, for the Fiscal Year Ended December 31, 2012
    and the English Version.                            Management  For           Voted - For
3   Consideration of the Allocation of the Net Income
    for the Fiscal Year Ended December 31, 2012.        Management  For           Abstain
4   Resolution About the Allocation of the Voluntary
    Reserve Balance (future Capital Expenditures
    Reserve) Approved by the Shareholders' Meeting Held
    on April 12, 2012 (as Shown in the Consolidated
    Statements of Changes in Shareholders' Equity for
    the Years Ended December 31, 2012 and 2011 in the
    Annual Report As of December 31, 2012).             Management  For           Abstain
5   Consideration of the Actions Carried Out by the
    Board of Directors and the Statutory Audit
    Committee During the Fiscal Year Ended December 31,
    2012 and Determination of Their Compensation, for
    Which Purpose Section 5, Item III.3.2 of Book I of
    the Rules of Comision Nacional De Valores (2001
    Codified Text) Shall Not Apply.                     Management  For           Abstain
6   Consideration of the Auditing Committee Operating
    Budget for the Fiscal Year 2013.                    Management  For           Abstain
7   Appointment of A New Alternate Director.            Management  For           Abstain
                                                        495





                           GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   Appointment of Statutory Audit Committee Regular
    and Alternate Members.                              Management  For           Abstain
9   Consideration of the Compensation of the
    Independent Auditors That Certified the Financial
    Statements for the Fiscal Year 2012.                Management  For           Abstain
10  Appointment of the Regular and Alternate
    Independent Auditors to Certify the Financial
    Statements for the Fiscal Year 2013.                Management  For           Voted - For
11  Creation of A Global Program for the Issue of Notes
    (the "global Program") and the Authority to Issue,
    Under the Same Framework, Debt Securities, All As
    More Fully Described in the Proxy Statement.        Management  For           Voted - For
12  Delegation to the Board of Directors of the Widest
    Powers, with Authority to Sub-delegate Into One Or
    More Directors Or Employees, the Power to Establish
    the Terms and Conditions of the Global Program
    Adopted Under the Previous Paragraph, All As More
    Fully Described in the Proxy Statement.             Management  For           Voted - For
YAMANA GOLD INC.
CUSIP: 98462Y100 TICKER: AUY
Meeting Date: 01-May-13    Meeting Type: Annual
1   Director                                            Management
1   Peter Marrone                                       Management  For           Voted - For
2   Patrick J. Mars                                     Management  For           Voted - For
3   John Begeman                                        Management  For           Voted - For
4   Alexander Davidson                                  Management  For           Voted - For
5   Richard Graff                                       Management  For           Voted - For
6   Nigel Lees                                          Management  For           Voted - For
7   Juvenal Mesquita Filho                              Management  For           Voted - For
8   Carl Renzoni                                        Management  For           Voted - For
9   Antenor F. Silva, Jr.                               Management  For           Voted - For
10  Dino Titaro                                         Management  For           Voted - For
2   In Respect of the Appointment of Deloitte LLP As
    Auditors.                                           Management  For           Voted - For
YPF SOCIEDAD ANONIMA
CUSIP: 984245100 TICKER: YPF
Meeting Date: 17-Jul-12    Meeting Type: Special
1   Appointment of Two Shareholders to Sign the Minutes
    of the Meeting.                                     Management  For           Voted - For
2   Submit for Consideration the Annual Report,
    Inventory, Balance Sheet, Income Statement,
    Statement of Changes in Shareholders' Equity and
    Statement of Cash Flow, with Their Notes, Charts,
    Exhibits and Related Documents, and the Report of
    the Supervisory Committee, Corresponding to Fiscal
    Year No 35 That Began on January 1, 2011 and Ended
    on December 31, 2011.                               Management  For           Voted - For


496




                         GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Approval of the Management of the Board of
    Directors and the Supervisory Committee During the
    Fiscal Year That Began on January 1, 2011 and Ended
    on December 31, 2011.                               Management  For           Voted - For
4   Distribution of the Profits Accumulated As of
    December 31, 2011. Consideration of the Capital
    Stock Increase Using Profits Through the Issuance
    of Free-of-charge Shares for Their Distribution to
    Shareholders.                                       Management  For           Voted - For
5   Increase in Capital Subscribed for in Connection
    with the Implementation of the Capital Stock
    Increase and Delivery of the Free-of-charge Shares
    Mentioned in the Previous Item, in A Maximum Amount
    of Ars 5,789 Million, Which Represents Up to 147.2%
    of the Capital Stock, and Issuance of Shares in
    Proportion and Accordance with the Existing Classes
    of Shares, with A Right to Receive Dividends Since
    January 1, 2012, All As More Fully Described in the
    Proxy Statement.                                    Management  For           Voted - For
6   Remuneration of the Board of Directors for the
    Fiscal Year Ended December 31, 2011.                Management  For           Voted - For
7   Remuneration of the Supervisory Committee for the
    Fiscal Year Ended December 31, 2011.                Management  For           Voted - For
8   Compensation to be Received by the Directors and
    Members of the Supervisory Committee During the
    Fiscal Year Beginning on January 1, 2012.           Management  For           Abstain
9   Remuneration of the Independent Auditor for the
    Fiscal Year Ended December 31, 2011.                Management  For           Voted - For
10  Appointment of the Independent Auditor Who Shall
    Report on the Annual Accounting Documentation As of
    December 31, 2012 and Fix Its Remuneration.         Management  For           Voted - For
Meeting Date: 13-Sep-12  Meeting Type: Annual
1   Appointment of Two Shareholders to Sign the Minutes
    of the Meeting.                                     Management  For           Voted - For
2   Consideration of an Increase in the Amount of the
    Company's Global Medium Term Negotiable Obligations
    Program Which Was Authorized by the National
    Securities Commission by Resolution No. 15,896,
    Dated on June 5th, 2008 in the Amount of
    Us$2,000,000,000, to A Total of Maximum Nominal
    Amount in Circulation at Any Time Under the Program
    of Us$3,000,000,000.                                Management  For           Voted - For
Meeting Date: 30-May-13  Meeting Type: Annual
1   Appointment of Two Shareholders to Sign the Minutes
    of the Meeting.                                     Management  For           Voted - For
2   Consideration of the Board of Directors' Resolution
    Regarding the Creation of A Long-term Plan of
    Compensation in Shares for Employees, Through the
    Acquisition of Shares Held by the Company in
    Accordance with Section 64 Et Seq. of Law No.
    26,831. Exemption from the Preemptive Offer of
    Shares to Shareholders Pursuant to Section 67 of
    Law No. 26,831.                                     Management  For           Voted - For


497




    GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Consideration of the Annual Report, Inventory,
    Balance Sheet, Income Statement, Statement of
    Changes in Shareholders' Equity and Statement of
    Cash Flow, with Their Notes, Charts, Exhibits and
    Related Documents, and the Report of the
    Supervisory Committee and Independent Auditor,
    Corresponding to the Fiscal Year No. 36 Begun on
    January 1, 2012 and Ended on December 31, 2012.      Management  For           Voted - For
4   Use of Profits Accumulated As of December 31, 2012.
    Constitution of Reserves. Declaration of Dividends.  Management  For           Abstain
5   Remuneration of the Independent Auditor for the
    Fiscal Year Ended on December 31, 2012.              Management  For           Voted - For
6   Appointment of the Independent Auditor Who Shall
    Report on the Annual Accounting Documentation As of
    December 31, 2013 and Determination of Its
    Remuneration.                                        Management  For           Voted - For
7   Consideration of an Increase in the Amount of the
    Company's Global Medium-term Negotiable Obligations
    Program, Which Was Approved by the National
    Securities Commission (comision Nacional De
    Valores) Through Resolution No. 16,954, Dated
    September 13, 2012, in the Amount of
    Us$2,000,000,000, to Reach an Aggregate Maximum
    Nominal Amount at Any Time Outstanding Under the
    Program of Us$5,000,000,000.                         Management  For           Voted - For
8   Consideration of the Performance of the Board of
    Directors and the Supervisory Committee During the
    Fiscal Year Ended on December 31, 2012.              Management  For           Voted - For
9   Remuneration of the Board of Directors for the
    Fiscal Year Ended on December 31, 2012.              Management  For           Abstain
10  Remuneration of the Supervisory Committee for the
    Fiscal Year Ended on December 31, 2012.              Management  For           Abstain
11  Determination of the Number of Regular and
    Alternate Members of the Supervisory Committee.      Management  For           Abstain
12  Appointment of One Regular and One Alternate Member
    of the Supervisory Committee for the Class A Shares. Management  For           Abstain
13  Appointment of the Regular and Alternate Members of
    the Supervisory Committee for the Class D Shares.    Management  For           Abstain
14  Determination of the Number of Regular and
    Alternate Members of the Board of Directors.         Management  For           Abstain
15  Appointment of One Regular and One Alternate
    Director for the Class A Shares and Determination
    of Their Tenure.                                     Management  For           Abstain
16  Appointment of the Regular and Alternate Directors
    for Class D Shares and Determination of Their
    Tenure.                                              Management  For           Abstain
17  Determination of the Remuneration to be Received by
    the Members of the Board of Directors and the
    Members of the Supervisory Committee for the Fiscal
    Year Begun on January 1, 2013.                       Management  For           Abstain
18  Consideration of the Company's Report in Relation
    with the Perception of Remunerations in Excess by
    the Members of the Board of Directors As Resolved
    in the General Ordinary Shareholders' Meeting Held


498




           GLOBAL X FTSE ARGENTINA 20 ETF
PROPOSAL   PROPOSED BY                            MGT. POSITION REGISTRANT VOTED
on July 17, 2012, and Determination of the Course
of Action. Management                             For           Abstain


499




                           GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ADVANCED INFO SERVICE PUBLIC CO LTD
CUSIP: Y0014U183
Meeting Date: 27-Mar-13    Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    159303 Due to Splitting Of-resolution 12,
    Interchange of Director Name and Change in Voting
    Status of Re- Solutions 1 and 3. All Votes Received
    on the Previous Meeting Will be Disregar-ded and
    You Will Need to Reinstruct on This Meeting Notice.
    Thank You.                                          Non-Voting                Non-Voting
    In the Situation Where the Chairman of the Meeting
    Suddenly Change the Agenda-and/or Add New Agenda
    During the Meeting, We Will Vote That Agenda As
    Abstain.                                            Non-Voting                Non-Voting
1   Matters to be Informed                              Non-Voting                Non-Voting
2   To Consider and Adopt the Minutes of the Annual
    General Meeting of Shareholders for 2012, Held on
    28 March 2012                                       Management  For           Voted - For
3   To Acknowledge the Board of Directors Report on the
    Company's Operating Result-s for 2012               Non-Voting                Non-Voting
4   To Consider and Approve the Balance Sheet
    (statements of Financial Position) and Statements
    of Income for the Year Ended 31 December 2012       Management  For           Voted - For
5   To Approve Appropriation of the Net Profit for the
    Dividend Payments                                   Management  For           Voted - For
6   To Consider and Approve the Appointment of the
    Company's External Auditors and Fix Their
    Remuneration for 2013                               Management  For           Voted - For
7.A To Consider and Approve the Appointment of Director
    to Replace Those Who Will Retire by Rotation in
    2013: Mr.surasak Vajasit                            Management  For           Voted - For
7.B To Consider and Approve the Appointment of Director
    to Replace Those Who Will Retire by Rotation in
    2013: Mr.wichian Mektrakarn                         Management  For           Voted - For
7.C To Consider and Approve the Appointment of Director
    to Replace Those Who Will Retire by Rotation in
    2013: Mr.vithit Leenutaphong                        Management  For           Voted - For
7.D To Consider and Approve the Appointment of Director
    to Replace Those Who Will Retire by Rotation in
    2013: Ms.jeann Low Ngiab Jong                       Management  For           Voted - For
8   To Consider and Approve the Remuneration of the
    Company's Board of Directors for 2013               Management  For           Voted - For
9   To Approve A Letter to Conform with the Prohibitive
    Characters in Connection with Foreign Dominance     Management  For           Voted - For
10  To Approve the Issuance and Offering of Warrants
    Not Exceeding 405,800 Units (the Warrants) to the
    Directors and Employees of the Company and Its
    Subsidiaries to Purchase the Company's Ordinary
    Shares                                              Management  For           Voted - For
11  To Approve the Issuance and Allotment of Not More
    Than 405,800 New Ordinary Shares at A Par Value of


500




                            GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    One (1) Baht Each to be Reserved for the Exercise
    of the Warrants                                      Management  For           Voted - For
12.A To Approve the Allocation of the Warrants Exceeding
    Five (5) Per Cent of the Warrants Issued to
    Eligible Directors and Employees of the Company and
    Its Subsidiaries: Mr. Wichian Mektrakarn             Management  For           Voted - For
12.B To Approve the Allocation of the Warrants Exceeding
    Five (5) Per Cent of the Warrants Issued to
    Eligible Directors and Employees of the Company and
    Its Subsidiaries: Mrs. Suwimol Kaewkoon              Management  For           Voted - For
12.C To Approve the Allocation of the Warrants Exceeding
    Five (5) Per Cent of the Warrants Issued to
    Eligible Directors and Employees of the Company and
    Its Subsidiaries: Mr. Pong-amorn Nimpoonsawat        Management  For           Voted - For
12.D To Approve the Allocation of the Warrants Exceeding
    Five (5) Per Cent of the Warrants Issued to
    Eligible Directors and Employees of the Company and
    Its Subsidiaries: Ms. Somchai Lertsutiwong           Management  For           Voted - For
12.E To Approve the Allocation of the Warrants Exceeding
    Five (5) Per Cent of the Warrants Issued to
    Eligible Directors and Employees of the Company and
    Its Subsidiaries: Mr. Walan Norasetpakdi             Management  For           Voted - For
12.F To Approve the Allocation of the Warrants Exceeding
    Five (5) Per Cent of the Warrants Issued to
    Eligible Directors and Employees of the Company and
    Its Subsidiaries: Mrs. Vilasinee Puddhikarant        Management  For           Voted - For
12.G To Approve the Allocation of the Warrants Exceeding
    Five (5) Per Cent of the Warrants Issued to
    Eligible Directors and Employees of the Company and
    Its Subsidiaries: Mr. Weerawat Kiattipongthaworn     Management  For           Voted - For
12.H To Approve the Allocation of the Warrants Exceeding
    Five (5) Per Cent of the Warrants Issued to
    Eligible Directors and Employees of the Company and
    Its Subsidiaries: Ms. Issara Dejakaisaya             Management  For           Voted - For
13  Other Business (if Any)                              Management  Against       Voted - For
AXIATA GROUP BHD
CUSIP: Y0488A101
Meeting Date: 23-May-13     Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Financial Year Ended 31 December 2012 Together with
    the Report of the Directors and the Auditors Thereon Management  For           Voted - For
2   To Declare A Final Tax Exempt Dividend Under Single
    Tier System of 15 Sen Per Ordinary Share for the
    Financial Year Ended 31 December 2012                Management  For           Voted - For
3   To Declare A Special Tax Exempt Dividend Under
    Single Tier System of 12 Sen Per Ordinary Share for
    the Financial Year Ended 31 December 2012            Management  For           Voted - For
4   To Re-elect the Following Director Who Retire by
    Rotation Pursuant to Article 93 of the Company's
    Articles of Association and Who Being Eligible,
    Offer Themselves for Re-election: Dato' Sri
    Jamaludin Ibrahim                                    Management  For           Voted - For


501




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Re-elect the Following Director Who Retire by
    Rotation Pursuant to Article 93 of the Company's
    Articles of Association and Who Being Eligible,
    Offer Themselves for Re-election: Tan Sri Ghazzali
    Sheikh Abdul Khalid                                 Management  For           Voted - For
6   To Re-elect the Following Director Who is Appointed
    to the Board During the Year and Retire Pursuant to
    Article 99 (ii) of the Company's Articles of
    Association and Being Eligible, Offer Himself for
    Re-election: Dato' Abdul Rahman Ahmad               Management  For           Voted - For
7   To Re-elect the Following Director Who is Appointed
    to the Board During the Year and Retire Pursuant to
    Article 99 (ii) of the Company's Articles of
    Association and Being Eligible, Offer Himself for
    Re-election: Bella Ann Almeida                      Management  For           Voted - For
8   To Approve the Directors' Fees of Rm1,680,000.00
    Payable to the Non-executive Directors for the
    Financial Year Ended 31 December 2012               Management  For           Voted - For
9   To Approve the Payment of Directors' Fees of
    Rm30,000.00 Per Month for the Non-executive
    Chairman and Rm20,000.00 Per Month for Each
    Non-executive Director with Effect from 1 January
    2013 Until the Next Annual General Meeting of the
    Company                                             Management  For           Voted - For
10  To Re-appoint Messrs PricewaterhouseCoopers Having
    Consented to Act As the Auditors of the Company for
    the Financial Year Ending 31 December 2013 and to
    Authorise the Directors to Fix Their Remuneration   Management  For           Voted - For
11  Proposed Shareholders' Mandate for Recurrent
    Related Party Transactions of A Revenue Or Trading
    Nature                                              Management  For           Voted - For
12  Proposed Grant of Entitlements To, and Allotment
    and Issue Of, Ordinary Shares of Nominal Value of
    Rm 1.00 Each in the Company to Dato' Sri Jamaludin
    Ibrahim, Managing Director/president & Group Chief
    Executive Officer of the Company ("proposed Grant") Management  For           Voted - For
BANGKOK BANK PUBLIC CO LTD, BANGKOK
CUSIP: Y0606R101
Meeting Date: 12-Apr-13 Meeting Type: Annual General Meeting
    Please Note That These Shares Have No Voting
    Rights, Should You Wish To- Attend the Meeting
    Personally, You May Apply for an Entrance Card By-
    Contacting Your Client Representative. Thank You    Non-Voting                Non-Voting
1   To Approve the Minutes of the 19th Annual Ordinary
    Meeting of Shareholders-held on April 12, 2012      Non-Voting                Non-Voting
2   To Acknowledge the Report on the Results of
    Operations for the Year 2012 As-presented in the
    Annual Report                                       Non-Voting                Non-Voting
3   To Acknowledge the Report of the Audit Committee
    for the Year 2012                                   Non-Voting                Non-Voting
4   To Approve the Financial Statements for the Year
    Ended December 31, 2012                             Non-Voting                Non-Voting


502




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Approve the Appropriation of Profit and the
    Payment of Dividend for The-year 2012               Non-Voting                Non-Voting
6.1 To Elect Director in Place of Those Retiring by
    Rotation: Mr. Chatri-sophonpanich                   Non-Voting                Non-Voting
6.2 To Elect Director in Place of Those Retiring by
    Rotation: Mr. Kovit-poshyananda                     Non-Voting                Non-Voting
6.3 To Elect Director in Place of Those Retiring by
    Rotation: Mr. Piti-sithi-amnuai                     Non-Voting                Non-Voting
6.4 To Elect Director in Place of Those Retiring by
    Rotation: Mrs. Gasinee-witoonchart                  Non-Voting                Non-Voting
6.5 To Elect Director in Place of Those Retiring by
    Rotation: Mr. Phornthep-phornprapha                 Non-Voting                Non-Voting
6.6 To Elect Director in Place of Those Retiring by
    Rotation: Mr. Chansak Fuangfu                       Non-Voting                Non-Voting
7   To Acknowledge the Directors' Remuneration          Non-Voting                Non-Voting
8   To Appoint the Auditors and Determine the
    Remuneration                                        Non-Voting                Non-Voting
9   To Approve the Issuance and Offer for Sale of Bonds
    by the Bank                                         Non-Voting                Non-Voting
10  Other Business                                      Non-Voting                Non-Voting
C.P.ALL PUBLIC CO LTD
CUSIP: Y1772K169
Meeting Date: 12-Jun-13 Meeting Type: ExtraOrdinary General Meeting
    In the Situation Where the Chairman of the Meeting
    Suddenly Changes the Agenda-and/or Add New Agenda
    During the Meeting, We Will Vote That Agenda As
    Abstain-.                                           Non-Voting                Non-Voting
1   To Certify the Minutes of the Annual General
    Meeting of Shareholders for the Year 2013           Management  For           Voted - For
2   To Consider and Approve the Company's Acquisition
    of Shares of A) Siam Makro Public Company Limited,
    B) Siam Makro Holding (thailand) Limited; and C)
    Oht Company Limited from Shv Nederland B.v. in
    Accordance with Forms, Terms and Conditions
    Mutually Agreed Upon by All Parties, and the Making
    of Tender Offer for All Securities of Siam Makro
    Public Company Limited                              Management  For           Voted - Against
3   Other Agenda                                        Management  For           Voted - Against
CAPITALAND LTD
CUSIP: Y10923103
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Directors' Report and
    Audited Financial Statements for the Year Ended 31
    December 2012 and the Auditors' Report Thereon      Management  For           Voted - For
2   To Declare A First and Final 1-tier Dividend of
    Sgd0.07 Per Share for the Year Ended 31 December
    2012                                                Management  For           Voted - For
3   To Approve Directors' Fees of Sgd2,032,059 for the
    Year Ended 31 December 2012 Comprising: (a)


503




     GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Sgd1,474,641.30 to be Paid in Cash (2011:
     Sgd1,519,548.30); and (b) Sgd557,417.70 to be Paid
     in the Form of Share Awards Under the Capitaland
     Restricted Share Plan 2010, with Any Residual
     Balance to be Paid in Cash (2011: Sgd400,052.70)    Management  For           Voted - For
4(a) To Re-elect the Following Directors, Who are
     Retiring by Rotation Pursuant to Article 95 of the
     Articles of Association of the Company and Who,
     Being Eligible, Offer Themselves for Re-election:
     Mr Ng Kee Choe                                      Management  For           Voted - For
4(b) To Re-elect the Following Directors, Who are
     Retiring by Rotation Pursuant to Article 95 of the
     Articles of Association of the Company and Who,
     Being Eligible, Offer Themselves for Re-election:
     Mr Peter Seah Lim Huat                              Management  For           Voted - For
5(a) To Re-elect the Following Directors, Who are
     Retiring Pursuant to Article 101 of the Articles of
     Association of the Company and Who, Being Eligible,
     Offer Themselves for Re-election: Tan Sri Amirsham
     Bin A Aziz                                          Management  For           Voted - For
5(b) To Re-elect the Following Directors, Who are
     Retiring Pursuant to Article 101 of the Articles of
     Association of the Company and Who, Being Eligible,
     Offer Themselves for Re-election: Mr Stephen Lee
     Ching Yen                                           Management  For           Voted - For
5(c) To Re-elect the Following Directors, Who are
     Retiring Pursuant to Article 101 of the Articles of
     Association of the Company and Who, Being Eligible,
     Offer Themselves for Re-election: Mr Lim Ming Yan   Management  For           Voted - For
6    To Re-appoint KPMG LLP As Auditors of the Company
     and to Authorise the Directors to Fix Their
     Remuneration                                        Management  For           Voted - For
7A   That Pursuant to Section 161 of the Companies Act,
     Authority be and is Hereby Given to the Directors
     of the Company To: (a) (i) Issue Shares in the
     Capital of the Company ("shares") Whether by Way of
     Rights, Bonus Or Otherwise; And/or (ii) Make Or
     Grant Offers, Agreements Or Options (collectively,
     "instruments") That Might Or Would Require Shares
     to be Issued, Including But Not Limited to the
     Creation and Issue of (as Well As Adjustments To)
     Warrants, Debentures Or Other Instruments
     Convertible Into Shares, at Any Time                Management  For           Voted - For
     Contd Directors While This Resolution Was in Force,
     Provided That: (1) The-aggregate Number of Shares
     to be Issued Pursuant to This Resolution-
     (including Shares to be Issued in Pursuance of
     Instruments Made Or Granted-pursuant to This
     Resolution) Does Not Exceed Fifty Per Cent. (50%)
     of The-total Number of Issued Shares (excluding
     Treasury Shares) in the Capital Of-the Company (as
     Calculated in Accordance with Sub-paragraph (2)
     Below), Of-which the Aggregate Number of Shares to
     be Issued Other Than on A Pro Rata- Basis to
     Shareholders of the Company (including Shares to be
                                                         504





GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
Issued In-pursuance of Instruments Made Or Granted
Pursuant to This Resolution) Does-not Exceed Ten
Per Cent. (10%) of the Total Number of Issued
Shares-(excluding Treasury Shares) in the Capital
of the Company (as Calculated In-accordance with
Sub-contd                                              Non-Voting                Non-Voting
Contd Paragraph (2) Below); (2) (subject to Such
Manner of Calculation As May-be Prescribed by the
Singapore Exchange Securities Trading
Limited-("sgx-st")) for the Purpose of Determining
the Aggregate Number of Shares-that May be Issued
Under Subparagraph (1) Above, the Total Number of
Issued-shares (excluding Treasury Shares) Shall be
Based on the Total Number Of-issued Shares
(excluding Treasury Shares) in the Capital of the
Company At-the Time This Resolution is Passed,
After Adjusting For: (i) New Shares-arising from
the Conversion Or Exercise of Any Convertible
Securities Or-share Options Or Vesting of Share
Awards Which are Outstanding Or Subsisting-at the
Time This Resolution is Passed; and (ii) Any
Subsequent Bonus Issue,-consolidation Or
Subdivision of Shares; (3) in Exercising the
Authority-conferred by This Contd                      Non-Voting                Non-Voting
Contd Resolution, the Company Shall Comply with the
Provisions of the Listing-manual of the Sgx-st for
the Time Being in Force (unless Such Compliance
Has-been Waived by the Sgx-st) and the Articles of
Association for the Time Being- of the Company; and
(4) (unless Revoked Or Varied by the Company in
General-meeting) the Authority Conferred by This
Resolution Shall Continue in Force-until the
Conclusion of the Next Annual General Meeting of
the Company Or The- Date by Which the Next Annual
General Meeting of the Company is Required By-law
to be Held, Whichever is the Earlier                   Non-Voting                Non-Voting
7B That the Directors of the Company be and are Hereby
Authorised To: (a) Grant Awards in Accordance with
the Provisions of the Capitaland Performance Share
Plan 2010 (the "performance Share Plan") And/or the
Capitaland Restricted Share Plan 2010 (the
"restricted Share Plan"); and (b) Allot and Issue
from Time to Time Such Number of Shares in the
Capital of the Company As May be Required to be
Issued Pursuant to the Vesting of Awards Under the
Performance Share Plan And/or the Restricted Share
Plan, Provided That the Aggregate Number of Shares
to be Issued, When Aggregated with Existing Shares
(including Treasury Shares and Cash Equivalents)
Delivered And/or to be Delivered Pursuant to the
Performance Share Plan, the Restricted Share Plan
and All Shares, Options Or Awards Granted Under Any
Other Share Schemes of the Company Contd               Management  For           Voted - For
Contd Then in Force, Shall Not Exceed Eight Per
Cent. (8%) of the Total-number of Issued Shares
                                                       505





                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    (excluding Treasury Shares) in the Capital of The-
    Company from Time to Time                           Non-Voting                Non-Voting
Meeting Date: 26-Apr-13 Meeting Type: ExtraOrdinary General Meeting
1   Renewal of the Share Purchase Mandate               Management  For           Voted - For
CIMB GROUP HOLDINGS BHD
CUSIP: Y1636J101
Meeting Date: 25-Feb-13 Meeting Type: ExtraOrdinary General Meeting
1   Proposed Dividend Reinvestment Scheme That Provides
    the Shareholders of Cimbgh ("shareholders") with
    the Option to Elect to Reinvest Their Cash Dividend
    Entitlements in New Ordinary Shares of Rm 1.00 Each
    in Cimbgh ("cimbgh Shares") ("proposed Drs")        Management  For           Voted - For
    A Member Shall be Entitled to Appoint Only One (1)
    Proxy Unless He Or She Has-more Than 1,000 Shares
    in Which Case He Or She May Appoint Up to Five (5)
    Prox-ies Provided Each Proxy Appointed Shall
    Represent at Least 1,000 Shares.                    Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 17-Apr-13 Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Financial Year Ended 31 December 2012 and the
    Reports of the Directors and Auditors Thereon       Management  For           Voted - For
2   To Re-elect Dato' Robert Cheim Dau Meng As A
    Director Who Retire Pursuant to Article 76 of the
    Company's Articles of Association                   Management  For           Voted - For
3   To Re-elect Glenn Muhammad Surya Yusuf As A
    Director Who Retire Pursuant to Article 76 of the
    Company's Articles of Association                   Management  For           Voted - For
4   To Re-elect Watanan Petersik As A Director Who
    Retire Pursuant to Article 76 of the Company's
    Articles of Association                             Management  For           Voted - For
5   To Approve the Payment of Directors' Fees Amounting
    to Rm885,229 for the Financial Year Ended 31
    December 2012                                       Management  For           Voted - For
6   To Re-appoint Messrs. PricewaterhouseCoopers As
    Auditors of the Company and to Authorise the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
7   Proposed Renewal of the Authority for Directors to
    Issue Shares                                        Management  For           Voted - For
8   Proposed Renewal of the Authority for Directors to
    Allot and Issue New Ordinary Shares of Rm1.00 Each
    in the Company (cimb Shares) in Relation to the
    Dividend Reinvestment Scheme That Provides the
    Shareholders of the Company the Option to Elect to
    Reinvest Their Cash Dividend Entitlements in New
    Ordinary Shares of Rm1.00 Each in the Company
    (dividend Reinvestment Scheme)                      Management  For           Voted - For


506




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   Proposed Renewal of the Authority to Purchase Own
    Shares                                              Management  For           Voted - For
10  Proposed Amendments to the Articles of Association:
    Articles 70.(2) and 70.(3)                          Management  For           Voted - For
DBS GROUP HOLDINGS LTD, SINGAPORE
CUSIP: Y20246107
Meeting Date: 29-Apr-13 Meeting Type: Annual General Meeting
1   To Receive and Consider the Directors' Report and
    Audited Accounts for the Year Ended 31 December
    2012 and the Auditors' Report Thereon               Management  For           Voted - For
2   To Declare A One-tier Tax Exempt Final Dividend of
    28 Cents Per Ordinary Share, for the Year Ended 31
    December 2012 2011: Final Dividend of 28 Cents Per
    Ordinary Share, One-tier Tax Exempt                 Management  For           Voted - For
3   To Declare A One-tier Tax Exempt Final Dividend of
    2 Cents Per Non-voting Redeemable Convertible
    Preference Share, for the Year Ended 31 December
    2012. 2011: 2 Cents Per Non- Voting Redeemable
    Convertible Preference Share, One-tier Tax Exempt   Management  For           Voted - For
4   To Sanction the Amount of Sgd 2,923,438 Proposed
    As Directors' Remuneration for 2012. 2011: Sgd
    2,709,326                                           Management  For           Voted - For
5   To Re-appoint Messrs PricewaterhouseCoopers LLP As
    Auditors of the Company and to Authorise the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
6   To Re-elect the Following Director, Who are
    Retiring Under Article 95 of the Company's Articles
    of Association ("the Articles") and Who, Being
    Eligible, Offer Himself for Re-election: Mr Danny
    Teoh Leong Kay                                      Management  For           Voted - For
7   To Re-elect the Following Director, Who are
    Retiring Under Article 95 of the Company's Articles
    of Association ("the Articles") and Who, Being
    Eligible, Offer Herself for Re-election: Ms
    Euleen Goh Yiu Kiang                                Management  For           Voted - For
8   To Re-elect the Following Directors, Who are
    Retiring Under Article 101 of the Articles and Who,
    Being Eligible, Offer Himself for Re-election: Mr
    Andre Sekulic                                       Management  For           Voted - For
9   To Re-elect the Following Directors, Who are
    Retiring Under Article 101 of the Articles and Who,
    Being Eligible, Offer Herself for Re-election: Ms
    Woo Foong Pheng (mrs Ow)                            Management  For           Voted - For
10  That Authority be and is Hereby Given to the
    Directors of the Company To: (a) Allot and Issue
    from Time to Time Such Number of Ordinary Shares in
    the Capital of the Company ("dbsh Ordinary Shares")
    As May be Required to be Issued Pursuant to
    the Exercise of Options Under the Dbsh Share
    Option Plan; and (b) Offer and Grant Awards in
    Accordance with the Provisions of the Dbsh Share
    Plan and to Allot and Issue from Time to Time


507




              GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Such Number of Dbsh Ordinary Shares As May be
Required to be Issued Pursuant to the Vesting of
Awards Under                                        Management  For           Voted - For
Contd 5 Per Cent of the Total Number of Issued
Shares (excluding Treasury-shares) in the Capital
of the Company from Time to Time; and (2) The-
Aggregate Number of New Dbsh Ordinary Shares Under
Awards to be Granted-pursuant to the Dbsh Share
Plan During the Period Commencing from the Date
Of-this Annual General Meeting of the Company and
Ending on the Date of the Next-annual General
Meeting of the Company Or the Date by Which the
Next Annual-general Meeting of the Company is
Required by Law to be Held, Whichever Is-the
Earlier, Shall Not Exceed 2 Per Cent of the Total
Number of Issued Shares-(excluding Treasury Shares)
in the Capital of the Company from Time to Time     Non-Voting                Non-Voting
11 That Authority be and is Hereby Given to the
Directors of the Company To: (a) (i) Issue Shares
in the Capital of the Company ("shares") Whether
by Way of Rights, Bonus Or Otherwise; And/or (ii)
Make Or Grant Offers, Agreements Or Options
(collectively, "instruments") That Might Or
Would Require Shares to be Issued, Including But
Not Limited to the Creation and Issue of (as Well
As Adjustments To) Warrants, Debentures Or Other
Instruments Convertible Into Shares, at Any Time
and Upon Such Terms and Conditions and for
Such Purposes and to Such Persons As the Directors
May in Their Absolute Discretion Deem Fit; and (b)
(notwithstanding the Authority Conferred by This
Resolution May Have Ceased to be in Force) Issue
Shares in Pursuance of Any Instrument Made Or
Granted by the Directors While This
Resolution Was Contd                                Management  For           Voted - For
Contd in Force, Provided That: (1) the Aggregate
Number of Shares to Be-issued Pursuant to This
Resolution (including Shares to be Issued In-
Pursuance of Instruments Made Or Granted Pursuant
to This Resolution) Does-not Exceed 50 Per Cent of
the Total Number of Issued Shares
(excluding-treasury Shares) in the Capital of the
Company (as Calculated in Accordance-with Paragraph
(2) Below), of Which the Aggregate Number of Shares
to Be-issued Other Than on A Pro Rata Basis to
Shareholders of the Company- (including Shares to
be Issued in Pursuance of Instruments Made Or
Granted-pursuant to This Resolution) Shall be Less
Than 10 Per Cent of the Total-number of Issued
Shares (excluding Treasury Shares) in the Capital
of The-company (as Calculated in Accordance with
Paragraph (2) Below); (2) (subject-to Such Manner
of Contd                                            Non-Voting                Non-Voting
Contd Calculation and Adjustments As May be
Prescribed by the Singapore-exchange Securities
Trading Limited ("sgx-st")), for the Purpose Of-


508




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Determining the Aggregate Number of Shares That May
    be Issued Under Paragraph-(1) Above, the Percentage
    of Issued Shares Shall be Based on the Total
    Number-of Issued Shares (excluding Treasury Shares)
    in the Capital of the Company At- the Time This
    Resolution is Passed, After Adjusting For: (i) New
    Shares-arising from the Conversion Or Exercise of
    Any Convertible Securities Or-share Options Or
    Vesting of Share Awards Which are Outstanding Or
    Subsisting-at the Time This Resolution is Passed;
    and (ii) Any Subsequent Bonus Issue,-consolidation
    Or Subdivision of Shares; (3) in Exercising the
    Authority-conferred by This Resolution, the Company
    Shall Comply with the Provisions Of-the Contd       Non-Voting                Non-Voting
    Contd Listing Manual of the Sgx-st for the Time
    Being in Force (unless Such-compliance Has Been
    Waived by the Sgx-st) and the Articles of
    Association For-the Time Being of the Company; and
    (4) (unless Revoked Or Varied by The- Company in
    General Meeting) the Authority Conferred by This
    Resolution Shall-continue in Force Until the
    Conclusion of the Next Annual General Meeting
    Of-the Company Or the Date by Which the Next Annual
    General Meeting of The- Company is Required by Law
    to be Held, Whichever is the Earlier                Non-Voting                Non-Voting
12  That Authority be and is Hereby Given to the
    Directors of the Company to Allot and Issue Such
    Number of New Ordinary Shares and New Non-
    Voting Redeemable Convertible Preference Shares in
    the Capital of the Company As May be Required
    to be Allotted and Issued Pursuant to the
    Application of the Dbsh Scrip Dividend Scheme to
    the Final Dividends of 28 Cents Per Ordinary
    Share and 2 Cents Per Non-voting Redeemable
    Convertible Preference Share, for the Year Ended
    31 December 2012                                    Management  For           Voted - For
13  That Authority be and is Hereby Given to the
    Directors of the Company to Apply the Dbsh Scrip
    Dividend Scheme to Any Dividend(s) Which May be
    Declared for the Year Ending 31 December 2013 and
    to Allot and Issue Such Number of New Ordinary
    Shares and New Non- Voting Redeemable Convertible
    Preference Shares in the Capital of the Company As
    May be Required to be Allotted and Issued
    Pursuant Thereto                                    Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Text of Resolutions 6 To-13. If You Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    Fo-rm Unless You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 29-Apr-13 Meeting Type: ExtraOrdinary General Meeting
1   The Proposed Renewal of the Share Purchase Mandate  Management  For           Voted - For
                                                        509





                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GENTING BHD
CUSIP: Y26926116
Meeting Date: 13-Jun-13 Meeting Type: Annual General Meeting
1   To Approve the Declaration of A Final Dividend of
    4.5 Sen Less 25% Tax Per Ordinary Share of 10 Sen
    Each for the Financial Year Ended 31 December 2012
    to be Paid on 25 July 2013 to Members Registered in
    the Record of Depositors on 28 June 2013            Management  For           Voted - For
2   To Approve the Payment of Directors' Fees of
    Rm830,380 for the Financial Year Ended 31 December
    2012 (2011: Rm826,900)                              Management  For           Voted - For
3   To Re-elect Dato' Dr. R. Thillainathan As A
    Director of the Company Pursuant to Article 99 of
    the Articles of Association of the Company          Management  For           Voted - For
4   To Re-elect Mr Lim Keong Hui As A Director of the
    Company Pursuant to Article 104 of the Articles of
    Association of the Company                          Management  For           Voted - For
5   That Dato' Paduka Nik Hashim Bin Nik Yusoff,
    Retiring in Accordance with Section 129 of the
    Companies Act, 1965, be and is Hereby Re- Appointed
    As A Director of the Company to Hold Office Until
    the Conclusion of the Next Annual General Meeting." Management  For           Voted - For
6   That Tun Mohammed Hanif Bin Omar, Retiring in
    Accordance with Section 129 of the Companies Act,
    1965, be and is Hereby Re-appointed As A Director
    of the Company to Hold Office Until the Conclusion
    of the Next Annual General Meeting                  Management  For           Voted - For
7   That Tan Sri Dr. Lin See Yan, Retiring in
    Accordance with Section 129 of the Companies Act,
    1965, be and is Hereby Re-appointed As A Director
    of the Company to Hold Office Until the Conclusion
    of the Next Annual General Meeting."                Management  For           Voted - For
8   To Re-appoint PricewaterhouseCoopers As Auditors of
    the Company and to Authorise the Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
9   Proposed Authority for the Company to Purchase Its
    Own Shares                                          Management  For           Voted - For
10  Authority to Directors Pursuant to Section 132d of
    the Companies Act, 1965                             Management  For           Voted - For
11  Proposed Renewal of Shareholders' Mandate for
    Recurrent Related Party Transactions of A Revenue
    Or Trading Nature                                   Management  For           Voted - For
S.1 Proposed Amendments to the Articles of Association
    of the Company                                      Management  For           Voted - For
GENTING SINGAPORE PLC
CUSIP: G3825Q102
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
1   To Approve the Payment of Directors' Fees of Sgd
    594,000 (2011: Sgd 604,583) for the Financial Year
    Ended 31 December 2012                              Management  For           Voted - For
                                                        510





                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Re-elect the Following Person As Director of the
    Company Pursuant to Article 16.6 of the Articles of
    Association of the Company: Mr. Tan Hee Teck        Management  For           Voted - For
3   To Re-elect the Following Person As Director of the
    Company Pursuant to Article 16.6 of the Articles of
    Association of the Company: Mr. Lim Kok Hoong       Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers LLP, Singapore
    As Auditor of the Company and to Authorise the
    Directors to Fix Their Remuneration                 Management  For           Voted - Against
5   To Declare A Final Tax Exempt (one-tier) Dividend
    of Sgd 0.01 Per Ordinary Share for the Financial
    Year Ended 31 December 2012                         Management  For           Voted - For
6   Proposed Share Issue Mandate                        Management  For           Voted - For
7   Proposed Modifications To, and Renewal Of, the
    General Mandate for Interested Person Transactions  Management  For           Voted - For
8   Proposed Renewal of Share Buy-back Mandate          Management  For           Voted - For
GUDANG GARAM TBK, PT
CUSIP: Y7121F165
Meeting Date: 29-Jun-13 Meeting Type: Annual General Meeting
1   Accept Directors' Report                            Management  For           Voted - For
2   Accept Financial Statements                         Management  For           Voted - For
3   Approve Dividend                                    Management  For           Voted - For
4   Elect Directors and Commissioners                   Management  For           Abstain
5   Approve Auditors                                    Management  For           Voted - For
IOI CORPORATION BHD
CUSIP: Y41763106
Meeting Date: 29-Oct-12 Meeting Type: Annual General Meeting
1   To Re-elect the Following Director Retiring by
    Rotation Pursuant to Article 101 of the Company's
    Articles of Association: Dato' Lee Yeow Chor        Management  For           Voted - For
2   To Re-elect the Following Director Retiring by
    Rotation Pursuant to Article 101 of the Company's
    Articles of Association: Mr Lee Cheng Leang         Management  For           Voted - For
3   To Re-elect Mr Cheah Tek Kuang, the Director
    Retiring Pursuant to Article 102 of the Company's
    Articles of Association                             Management  For           Voted - For
4   That Tan Sri Dato' Lee Shin Cheng, A Director
    Retiring Pursuant to Section 129 of the Companies
    Act, 1965 be and is Hereby Re- Appointed A Director
    of the Company to Hold Office Until the Next Annual
    General Meeting                                     Management  For           Voted - For
5   That Datuk Hj Mohd Khalil B Dato' Hj Mohd Noor, A
    Director Retiring Pursuant to Section 129 of the
    Companies Act, 1965 be and is Hereby Re- Appointed
    A Director of the Company to Hold Office Until the
    Next Annual General Meeting                         Management  For           Voted - For
6   That the Payment of Directors' Fees of Rm660,000
    for the Financial Year Ended 30 June 2012 to be


511




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Divided Among the Directors in Such Manner As the
    Directors May Determine, be and is Hereby Approved  Management  For           Voted - For
7   To Re-appoint Bdo, the Retiring Auditors for the
    Financial Year Ending 30 June 2013 and to Authorise
    the Directors to Fix Their Remuneration             Management  For           Voted - For
8   Authority to Directors to Allot and Issue Shares
    Pursuant to Section 132d of the Companies Act, 1965 Management  For           Voted - For
9   Proposed Renewal of Existing Share Buy-back
    Authority                                           Management  For           Voted - For
10  Proposed Renewal of Shareholders' Mandate for
    Recurrent Related Party Transactions of A Revenue
    Or Trading Nature                                   Management  For           Voted - For
JARDINE CYCLE & CARRIAGE LTD
CUSIP: Y43703100
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Audited Financial
    Statements for the Year Ended 31st December 2012
    Together with the Reports of the Directors and the
    Auditors Thereon                                    Management  For           Voted - For
2   To Approve the Payment of A Final One-tier Tax
    Exempt Dividend of Usd 1.05 Per Share for the Year
    Ended 31st December 2012 As Recommended by the
    Directors                                           Management  For           Voted - For
3   To Approve Payment of Directors' Fees of Up to Sgd
    998,000 for the Year Ending 31st December 2013.
    (2012: Sgd 934,000)                                 Management  For           Voted - For
4a  To Re-elect the Following Director Retiring
    Pursuant to Article 94 of the Articles of
    Association of the Company: Mr. Anthony Nightingale Management  For           Voted - Against
4b  To Re-elect the Following Director Retiring
    Pursuant to Article 94 of the Articles of
    Association of the Company: Mr. Chang See Hiang     Management  For           Voted - For
4c  To Re-elect the Following Director Retiring
    Pursuant to Article 94 of the Articles of
    Association of the Company: Mr. Hassan Abas         Management  For           Voted - For
4d  To Re-elect the Following Director Retiring
    Pursuant to Article 94 of the Articles of
    Association of the Company: Mr. Lim Ho Kee          Management  For           Voted - For
5   To Re-elect Mr. Michael Kok, A Director Retiring
    Pursuant to Article 99 of the Articles of
    Association of the Company                          Management  For           Voted - Against
6   To Authorise Mr. Boon Yoon Chiang to Continue to
    Act As A Director of the Company from the Date of
    This Annual General Meeting Until the Next Annual
    General Meeting, Pursuant to Section 153(6) of the
    Companies Act, Cap. 50                              Management  For           Voted - Against
7   To Re-appoint PricewaterhouseCoopers LLP As
    Auditors and to Authorise the Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
8   To Transact Any Other Routine Business Which May
    Arise                                               Management  For           Voted - Against


512




                         GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9A  Renewal of the Share Issue Mandate                  Management  For           Voted - For
9B  Renewal of the Share Purchase Mandate               Management  For           Voted - For
9C  Renewal of the General Mandate for Interested
    Person Transactions                                 Management  For           Voted - For
KASIKORNBANK PUBLIC COMPANY LIMITED, BANGKOK
CUSIP: Y4591R100
Meeting Date: 03-Apr-13  Meeting Type: Annual General Meeting
    Please Note That These Shares Have No Voting
    Rights, Should You Wish To- Attend the Meeting
    Personally, You May Apply for an Entrance Card By-
    Contacting Your Client Representative. Thank You    Non-Voting                Non-Voting
1   To Consider Adopting the Minutes of the General
    Meeting of Shareholders No.-100 Held on April 2,
    2012                                                Non-Voting                Non-Voting
2   To Acknowledge the Board of Directors' Report on
    Year 2012 Operations                                Non-Voting                Non-Voting
3   To Consider Approving the Financial Statements for
    the Year Ended December-31, 2012                    Non-Voting                Non-Voting
4   To Consider Approving the Appropriation of Profit
    from 2012 Operating Results-and Dividend Payment    Non-Voting                Non-Voting
5   To Consider the Election of Directors to Replace
    Those Retiring by Rotation-5.1 Mr. Banthoon Lamsam
    5.2 Professor Dr. Yongyuth Yuthavong 5.3 Mrs.
    Chandra-purnariksha 5.4 Sqn.ldr. Nalinee Paiboon,
    M.D. 5.5 Mr. Saravoot Yoovidhya                     Non-Voting                Non-Voting
6   To Consider Appointment of New Directors 6.1 Dr.
    Piyasvasti Amranand 6.2 Mr.-kalin Sarasin 6.3 Mr.
    Somkiat Sirichatchai                                Non-Voting                Non-Voting
7   To Consider Designation of Names and Number of
    Directors with Signatory-authority                  Non-Voting                Non-Voting
8   To Consider Approving the Remuneration of Directors Non-Voting                Non-Voting
9   To Consider Approving the Appointment and the
    Fixing of Remuneration of The-auditor               Non-Voting                Non-Voting
10  Other Businesses (if Any)                           Non-Voting                Non-Voting
KEPPEL CORPORATION LTD, SINGAPORE
CUSIP: Y4722Z120
Meeting Date: 19-Apr-13  Meeting Type: Annual General Meeting
1   To Receive and Adopt the Directors' Report and
    Audited Financial Statements for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Declare A Final Tax-exempt (one-tier) Dividend
    of 27 Cents Per Share for the Year Ended 31
    December 2012 (2011: Final Tax-exempt (one-tier)
    Dividend of 26 Cents Per Share)                     Management  For           Voted - For
3   To Re-elect the Following Director, Who Will be
    Retiring by Rotation Pursuant to Article 81b of the
    Company's Articles of Association and Who, Being
    Eligible, Offers Himself for Re-election Pursuant
    to Article 81c: Mr Alvin Yeo Khirn Hai              Management  For           Voted - Against


513




    GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Re-elect the Following Director, Who Will be
    Retiring by Rotation Pursuant to Article 81b of the
    Company's Articles of Association and Who, Being
    Eligible, Offers Himself for Re-election Pursuant
    to Article 81c: Mr Tong Chong Heong                 Management  For           Voted - For
5   To Re-elect the Following Director, Who Will be
    Retiring by Rotation Pursuant to Article 81b of the
    Company's Articles of Association and Who, Being
    Eligible, Offers Himself for Re-election Pursuant
    to Article 81c: Mr Tan Ek Kia                       Management  For           Voted - For
6   To Re-elect Mr Tan Puay Chiang, Whom Being
    Appointed by the Board of Directors After the Last
    Annual General Meeting, Will Retire in Accordance
    with Article 81a(1) of the Company's Articles of
    Association and Who, Being Eligible, Offers Himself
    for Re-election                                     Management  For           Voted - For
7   To Approve the Ordinary Remuneration of the Non-
    Executive Directors of the Company for the
    Financial Year Ended 31 December 2012, Comprising
    the Following: (1) the Payment of Directors' Fees
    of an Aggregate Amount of Sgd 1,218,880 in Cash
    (2011: Sgd 1,382,500); and (2) (a) the Award of an
    Aggregate Number of 31,400 Existing Ordinary Shares
    in the Capital of the Company (the "remuneration
    Shares") to Dr Lee Boon Yang, Mr Lim Hock San, Mr
    Sven Bang Ullring, Mr Tony Chew Leong-chee, Mrs Oon
    Kum Loon, Mr Tow Heng Tan, Mr Alvin Yeo Khirn Hai,
    Mr Tan Ek Kia, Mr Danny Teoh and Mr Tan Puay Chiang
    As Payment in Part of Their Respective Remuneration
    for the Financial Year Ended 31 December 2012 As
    Follows: (i) 10,000 Remuneration Shares to Dr Lee
    Boon Yang; (ii) 900 Remuneration Shares to Mr Lim
    Hock San; (iii) 900 Remuneration Shares Contd       Management  For           Voted - For
    Contd to Mr Sven Bang Ullring; (iv) 3,000
    Remuneration Shares to Mr Tony Chew-leong- Chee;
    (v) 3,000 Remuneration Shares to Mrs Oon Kum Loon;
    (vi) 3,000-remuneration Shares to Mr Tow Heng Tan;
    (vii) 3,000 Remuneration Shares to Mr-alvin Yeo
    Khirn Hai; (viii) 3,000 Remuneration Shares to Mr
    Tan Ek Kia; (ix)- 3,000 Remuneration Shares to Mr
    Danny Teoh; and (x) 1,600 Remuneration Shares-to Mr
    Tan Puay Chiang, (b) the Directors of the Company
    And/or Any of Them Be-and are Hereby Authorised to
    Instruct A Third Party Agency to Purchase From- the
    Market 31,400 Existing Shares at Such Price As the
    Directors of The-company May Deem Fit and Deliver
    the Remuneration Shares to Each- Non-executive
    Director in the Manner As Set Out in (2)(a) Above;
    and (c) Any-director of the Company Or the Company
    Secretary be Authorised to Do All-things Contd      Non-Voting                Non-Voting
    Contd Necessary Or Desirable to Give Effect to the
    Above                                               Non-Voting                Non-Voting
8   To Re-appoint the Auditors and Authorise the
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
                                                        514





    GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   That Pursuant to Section 161 of the Companies Act,
    Chapter 50 of Singapore (the "companies Act") and
    Article 48a of the Company's Articles of
    Association, Authority be and is Hereby Given to
    the Directors of the Company To: (1) (a) Issue
    Shares in the Capital of the Company ("shares"),
    Whether by Way of Rights, Bonus Or Otherwise, and
    Including Any Capitalisation Pursuant to Article
    124 of the Company's Articles of Association of Any
    Sum for the Time Being Standing to the Credit of
    Any of the Company's Reserve Accounts Or Any Sum
    Standing to the Credit of the Profit and Loss
    Account Or Otherwise Available for Distribution;
    And/or (b) Make Or Grant Offers, Agreements Or
    Options That Might Or Would Require Shares to be
    Issued (including But Not Limited to the Creation
    and Issue of (as Well As Adjustments To) Warrants,
    Contd                                               Management  For           Voted - For
    Contd Debentures Or Other Instruments Convertible
    Into Shares) (collectively- "instruments"), at Any
    Time and Upon Such Terms and Conditions and for
    Such-purposes and to Such Persons As the Directors
    May in Their Absolute-discretion Deem Fit; and (2)
    (notwithstanding That the Authority So Conferred-
    by This Resolution May Have Ceased to be in Force)
    Issue Shares in Pursuance-of Any Instrument Made Or
    Granted by the Directors of the Company While
    The-authority Was in Force; Provided That: (i) the
    Aggregate Number of Shares To-be Issued Pursuant to
    This Resolution (including Shares to be Issued
    In-pursuance of Instruments Made Or Granted
    Pursuant to This Resolution and Any-adjustment
    Effected Under Any Relevant Instrument) Shall Not
    Exceed Fifty- (50) Per Cent. of the Total Number of
    Issued Shares (excluding Treasury-shares) (contd    Non-Voting                Non-Voting
    Contd As Calculated in Accordance with Sub-
    Paragraph (ii) Below), of Which-the Aggregate
    Number of Shares to be Issued Other Than on A Pro
    Rata Basis To-shareholders of the Company
    (including Shares to be Issued in Pursuance Of-
    Instruments Made Or Granted Pursuant to This
    Resolution and Any Adjustment-effected Under Any
    Relevant Instrument) Shall Not Exceed Five (5) Per
    Cent.-of the Total Number of Issued Shares
    (excluding Treasury Shares) (as-calculated in
    Accordance with Sub-paragraph (ii) Below) (ii)
    (subject to Such-manner of Calculation As May be
    Prescribed by the Singapore Exchange-securities
    Trading Limited ("sgx-st")) for the Purpose of
    Determining The-aggregate Number of Shares That May
    be Issued Under Sub-paragraph (i) Above,- the
    Percentage of Issued Shares Shall be Calculated
    Based on the Total Number-of Contd                  Non-Voting                Non-Voting
    Contd Issued Shares (excluding Treasury Shares) at
    the Time This Resolution-is Passed, After Adjusting
    For: (a) New Shares Arising from the Conversion


515




GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
Or-exercise of Convertible Securities Or Share
Options Or Vesting of Share- Awards Which are
Outstanding Or Subsisting As at the Time This
Resolution Is-passed; and (b) Any Subsequent Bonus
Issue, Consolidation Or Sub- Division Of-shares;
(iii) in Exercising the Authority Conferred by This
Resolution, The-company Shall Comply with the
Provisions of the Companies Act, the Listing-manual
of the Sgx-st for the Time Being in Force (unless
Such Compliance Has-been Waived by the Sgx-st) and
the Articles of Association for the Time Being-of
the Company; and (iv) (unless Revoked Or Varied by
the Company in General-meeting) the Authority
Conferred by This Resolution Shall Continue in Contd Non-Voting                Non-Voting
Contd Force Until the Conclusion of the Next Annual
General Meeting of The-company Or the Date by Which
the Next Annual General Meeting is Required By-law
to be Held, Whichever is the Earlier                 Non-Voting                Non-Voting
10 That: (1) for the Purposes of the Companies Act,
the Exercise by the Directors of the Company of All
the Powers of the Company to Purchase Or Otherwise
Acquire Shares Not Exceeding in Aggregate the
Maximum Limit (as Hereafter Defined), at Such
Price(s) As May be Determined by the Directors of
the Company from Time to Time Up to the Maximum
Price (as Hereafter Defined), Whether by Way Of:
(a) Market Purchase(s) (each A "market Purchase")
on the Sgx-st; And/or (b) Off-market Purchase(s)
(each an "off-market Purchase") in Accordance with
Any Equal Access Scheme(s) As May be Determined Or
Formulated by the Directors of the Company As They
Consider Fit, Which Scheme(s) Shall Satisfy All the
Conditions Prescribed by the Companies Act; and
Otherwise in Accordance with All Other Laws and
Regulations, Including But Not Limited To, Contd     Management  For           Voted - For
Contd the Provisions of the Companies Act and
Listing Rules of the Sgx-st As-may for the Time
Being be Applicable, be and is Hereby Authorised
And-approved Generally and Unconditionally (the
"share Purchase Mandate"); (2)-unless Varied Or
Revoked by the Members of the Company in A General
Meeting,-the Authority Conferred on the Directors
of the Company Pursuant to the Share- Purchase
Mandate May be Exercised by the Directors at Any
Time and from Time-to Time During the Period
Commencing from the Date of the Passing of
This-resolution and Expiring on the Earlier Of: (a)
the Date on Which the Next-annual General Meeting
of the Company is Held Or is Required by Law to
Be-held; Or (b) the Date on Which the Purchases Or
Acquisitions of Shares by The-company Pursuant to
the Share Purchase Mandate are Carried Out to the
Full-contd                                           Non-Voting                Non-Voting
Contd Extent Mandated; (3) in This Resolution:
"maximum Limit" Means That-number of Issued Shares
Representing Five (5) Per Cent. of the Total


516




GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
Number-of Issued Shares As at the Date of the Last
Annual General Meeting Or at The-date of the
Passing of This Resolution, Whichever is Higher,
Unless The-company Has Effected A Reduction of the
Share Capital of the Company In-accordance with the
Applicable Provisions of the Companies Act, at Any
Time-during the Relevant Period (as Hereafter
Defined), in Which Event the Total- Number of
Issued Shares Shall be Taken to be the Total Number
of Issued-shares As Altered (excluding Any Treasury
Shares That May be Held by The-company from Time to
Time); "relevant Period" Means the Period
Commencing-from the Date on Which the Last Annual
General Meeting Was Held and Expiring-on the Date
Contd                                                 Non-Voting                Non-Voting
Contd the Next Annual General Meeting is Held Or is
Required by Law to Be-held, Whichever is the
Earlier, After the Date of This Resolution; And-
"maximum Price", in Relation to A Share to be
Purchased Or Acquired, Means-the Purchase Price
(excluding Brokerage, Stamp Duties, Commission,
Applicable-goods and Services Tax and Other Related
Expenses) Which Is: (a) in the Case-of A Market
Purchase, 105 Per Cent. of the Average Closing
Price (as-hereafter Defined); and (b) in the Case
of an Off-market Purchase Pursuant To-an Equal
Access Scheme, 120 Per Cent. of the Average Closing
Price, Where:- "average Closing Price" Means the
Average of the Closing Market Prices of A-share
Over the Last Five (5) Market Days (a "market Day"
Being A Day on Which-the Sgx-st is Open for Trading
in Securities), on Which Transactions in The-contd    Non-Voting                Non-Voting
Contd Shares Were Recorded, in the Case of Market
Purchases, Before the Day-on Which the Purchase Or
Acquisition of Shares Was Made and Deemed to
Be-adjusted for Any Corporate Action That Occurs
After the Relevant Five (5)-market Days, Or in the
Case of Off-market Purchases, Before the Date on
Which-the Company Makes an Offer for the Purchase
Or Acquisition of Shares From-holders of Shares,
Stating Therein the Relevant Terms of the Equal
Access-scheme for Effecting the Off-market
Purchase; and (4) the Directors of The-company
And/or Any of Them be and are Hereby Authorised to
Complete and Do-all Such Acts and Things (including
Without Limitation, Executing Such-documents As May
be Required) As They And/or He May Consider
Necessary,- Expedient, Incidental Or in the
Interests of the Company to Give Effect To-the Contd  Non-Voting                Non-Voting
Contd Transactions Contemplated And/or Authorised
by This Resolution                                    Non-Voting                Non-Voting
11 That: (1) Approval be and is Hereby Given, for the
Purposes of Chapter 9 of the Listing Manual of the
Sgx-st, for the Company, Its Subsidiaries and
Target Associated Companies (as Defined in Appendix
2 to This Notice of Annual General Meeting


517




                         GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    ("appendix 2")), Or Any of Them, to Enter Into Any
    of the Transactions Falling Within the Types of
    Interested Person Transactions Described in
    Appendix 2, with Any Person Who Falls Within the
    Classes of Interested Persons Described in Appendix
    2, Provided That Such Transactions are Made on
    Normal Commercial Terms and in Accordance with the
    Review Procedures for Interested Person
    Transactions As Set Out in Appendix 2 (the "ipt
    Mandate") (2) the Ipt Mandate Shall, Unless Revoked
    Or Varied by the Company in General Meeting,
    Continue in Force Until the Date That the Next
    Annual General Contd                                Management   For           Voted - For
    Contd Meeting is Held Or is Required by Law to be
    Held, Whichever is The-earlier; (3) the Audit
    Committee of the Company be and is Hereby
    Authorised-to Take Such Action As It Deems Proper
    in Respect of Such Procedures And/or-to Modify Or
    Implement Such Procedures As May be Necessary to
    Take Into-consideration Any Amendment to Chapter 9
    of the Listing Manual of the Sgx-st-which May be
    Prescribed by the Sgx-st from Time to Time; and (4)
    The-directors of the Company And/or Any of Them be
    and are Hereby Authorised To-complete and Do All
    Such Acts and Things (including, Without
    Limitation,- Executing Such Documents As May be
    Required) As They And/or He May Consider-necessary,
    Expedient, Incidental Or in the Interests of the
    Company to Give-effect to the Ipt Mandate And/or
    This Resolution                                     Non-Voting                 Non-Voting
    Please Note That This is A Revision Due to
    Modification in Text of Resolution-7. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy For-m Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                 Non-Voting
Meeting Date: 19-Apr-13  Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only Resolution"1" Thank
    You.                                                Non-Voting                 Non-Voting
1   The Proposed Distribution                           Management   For           Voted - For
MALAYAN BANKING BHD MAYBANK
CUSIP: Y54671105
Meeting Date: 28-Mar-13  Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Financial Year Ended 31 December 2012 Together with
    the Reports of the Directors and Auditors Thereon   Management   For           Voted - For
2   To Approve the Payment of A Final Dividend in
    Respect of the Financial Year Ended 31 December
    2012 of Franked Dividend of 18 Sen Less 25%
    Taxation Per Ordinary Share (net 13.5 Sen) and
    Single-tier Dividend of 15 Sen Per Ordinary Share,


518




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Amounting to Net Dividend of 28.5 Sen Per Ordinary
    Share As Recommended by the Board                   Management  For           Voted - For
3   To Re-elect the Following Director, Each of Whom
    Retires by Rotation in Accordance with Articles 96
    and 97 of the Company's Articles of Association:
    Tan Sri Dato' Megat Zaharuddin Megat Mohd Nor       Management  For           Voted - For
4   To Re-elect the Following Director, Each of Whom
    Retires by Rotation in Accordance with Articles 96
    and 97 of the Company's Articles of Association:
    Dato' Mohd Salleh Harun                             Management  For           Voted - For
5   To Re-elect the Following Director, Each of Whom
    Retires by Rotation in Accordance with Articles 96
    and 97 of the Company's Articles of Association:
    Dato' Seri Ismail Shahudin                          Management  For           Voted - For
6   To Re-elect Mr Erry Riyana Hardjapamekas Who
    Retires in Accordance with Article 100 of the
    Company's Articles of Association                   Management  For           Voted - For
7   To Re-appoint Messrs Ernst & Young As Auditors of
    the Company for the Financial Year Ending 31
    December 2013 and to Authorise the Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
8   Authority to Directors to Issue Shares              Management  For           Voted - For
9   Allotment and Issuance of New Ordinary Shares of
    Rm1.00 Each in Maybank ("maybank Shares") in
    Relation to the Recurrent and Optional Dividend
    Reinvestment Plan That Allows Shareholders of
    Maybank ("shareholders") to Reinvest Their Dividend
    to Which the Dividend Reinvestment Plan Applies, in
    New Ordinary Shares of Rm1.00 Each in Maybank
    ("dividend Reinvestment Plan")                      Management  For           Voted - For
MAXIS BHD
CUSIP: Y58460109
Meeting Date: 09-May-13 Meeting Type: Annual General Meeting
1   To Declare A Final Single-tier Tax-exempt Dividend
    of 8 Sen Per Ordinary Share for the Financial Year
    Ended 31 December 2012                              Management  For           Voted - For
2   To Re-elect the Following Director Who Retire
    Pursuant to Article 114(1) of the Company's
    Articles of Association and Who Being Eligible,
    Have Offered Him Self for Re-election: Raja Tan Sri
    Dato' Seri Arshad Bin Raja Tun Uda                  Management  For           Voted - Against
3   To Re-elect the Following Director Who Retire
    Pursuant to Article 114(1) of the Company's
    Articles of Association and Who Being Eligible,
    Have Offered Him Self for Re-election: Dato'
    Mokhzani Bin Mahathir                               Management  For           Voted - For
4   To Re-elect the Following Director Who Were
    Appointed to the Board During the Year and Retire
    Pursuant to Article 121 of the Company's Articles
    of Association: Alvin Michael Hew Thai Kheam
    (appointed on 30 August 2012)                       Management  For           Voted - Against


519




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Re-elect the Following Director Who Were
    Appointed to the Board During the Year and Retire
    Pursuant to Article 121 of the Company's Articles
    of Association: Krishnan Ravi Kumar (appointed on
    26 November 2012)                                   Management  For           Voted - Against
6   To Re-elect the Following Director Who Were
    Appointed to the Board During the Year and Retire
    Pursuant to Article 121 of the Company's Articles
    of Association: Dr. Ibrahim Abdulrahman H. Kadi
    (appointed on 26 November 2012)                     Management  For           Voted - Against
7   To Re-appoint Messrs PricewaterhouseCoopers ("pwc")
    As Auditors of the Company to Hold Office from the
    Conclusion of This Meeting Until the Conclusion of
    the Next Annual General Meeting and to Authorise
    the Directors to Fix Their Remuneration             Management  For           Voted - For
Meeting Date: 09-May-13 Meeting Type: ExtraOrdinary General Meeting
1   Proposed Shareholders' Mandate for the Company
    And/or Its Subsidiaries to Enter Into Recurrent
    Related Party Transactions of A Revenue Or Trading
    Nature with Astro Holdings Sdn Bhd And/or Its
    Affiliates, Including But Not Limited to Astro
    Digital 5 Sdn Bhd (formerly Known As Digital Five
    Sdn Bhd), Measat Broadcast Network Systems Sdn Bhd,
    Astro Radio Sdn Bhd (formerly Known As Airtime
    Management and Programming Sdn Bhd), Astro
    Entertainment Sdn Bhd, Kristal-astro Sdn Bhd, Media
    Innovations Pty Ltd and Getit Infoservices Private
    Limited                                             Management  For           Voted - For
2   Proposed Shareholders' Mandate for the Company
    And/or Its Subsidiaries to Enter Into Recurrent
    Related Party Transactions of A Revenue Or Trading
    Nature with Tanjong Public Limited Company And/or
    Its Affiliates, Including But Not Limited to
    Tanjong City Centre Property Management Sdn Bhd and
    Tgv Cinemas Sdn Bhd                                 Management  For           Voted - For
3   Proposed Shareholders' Mandate for the Company
    And/or Its Subsidiaries to Enter Into Recurrent
    Related Party Transactions of A Revenue Or Trading
    Nature with Measat Global Berhad And/or Its
    Affiliates, Including But Not Limited to Measat
    Satellite Systems Sdn Bhd and Measat Broadband
    (international) Ltd                                 Management  For           Voted - For
4   Proposed Shareholders' Mandate for the Company
    And/or Its Subsidiaries to Enter Into Recurrent
    Related Party Transactions of A Revenue Or Trading
    Nature with Usaha Tegas Sdn Bhd And/or Its
    Affiliates, Including But Not Limited to Ut
    Hospitality Services Sdn Bhd, Ut Projects Sdn Bhd,
    Ut Energy Services Sdn Bhd, Utsb Management Sdn
    Bhd, Srg Asia Pacific Sdn Bhd, Bumi Armada Berhad,
    Mobitel (private) Limited and Sri Lanka Telecom PLC Management  For           Voted - For
5   Proposed Shareholders' Mandate for the Company
    And/or Its Subsidiaries to Enter Into Recurrent
    Related Party Transactions of A Revenue Or Trading
    Nature with Umts (malaysia) Sdn Bhd                 Management  For           Voted - For
                                                        520





                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6    Proposed Shareholders' Mandate for the Company
     And/or Its Subsidiaries to Enter Into Recurrent
     Related Party Transactions of A Revenue Or Trading
     Nature with Maxis Communications Berhad And/or Its
     Affiliates, Including But Not Limited to Dishnet
     Wireless Limited, Aircel Limited and Bridge Mobile
     Pte Ltd                                            Management  For           Voted - For
7    Proposed Shareholders' Mandate for the Company
     And/or Its Subsidiaries to Enter Into Recurrent
     Related Party Transactions of A Revenue Or Trading
     Nature with Saudi Telecom Company And/or Its
     Affiliates, Including But Not Limited to Cell C
     (pty) Ltd, Kuwait Telecom Company, Avea Iletisim
     Hizmetleri A.s., Sebit Egitim Ve Bilgi
     Teknolojileri Anonim Sirketi, Viva Bahrain Bsc (c)
     and Sale Advanced Co. Ltd                          Management  For           Voted - For
8    Proposed Shareholders' Mandate for the Company
     And/or Its Subsidiaries to Enter Into Recurrent
     Related Party Transactions of A Revenue Or Trading
     Nature with Pt Axis Telekom Indonesia              Management  For           Voted - For
9    Proposed Shareholders' Mandate for the Company
     And/or Its Subsidiaries to Enter Into Recurrent
     Related Party Transactions of A Revenue Or Trading
     Nature with Malaysian Jet Services Sdn Bhd         Management  For           Voted - For
10   Proposed Shareholders' Mandate for the Company
     And/or Its Subsidiaries to Enter Into Recurrent
     Related Party Transactions of A Revenue Or Trading
     Nature with Communications and Satellite Services
     Sdn Bhd and Malaysian Landed Property Sdn Bhd      Management  For           Voted - For
11   Proposed Shareholders' Mandate for the Company
     And/or Its Subsidiaries to Enter Into Recurrent
     Related Party Transactions of A Revenue Or Trading
     Nature with Strateq Data Centre Sdn Bhd and Opcom
     Cables Sdn Bhd                                     Management  For           Voted - For
OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
CUSIP: Y64248209
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for All Resolutions.
     Thank You.                                         Non-Voting                Non-Voting
1    Adoption of Audited Financial Statements and
     Directors' and Auditors' Reports                   Management  For           Voted - For
2(a) Re-appointment of Dr Cheong Choong Kong            Management  For           Voted - For
2(b) Re-appointment of Mr Lee Seng Wee                  Management  For           Voted - For
3(a) Re-election of Mr David Conner                     Management  For           Voted - For
3(b) Re-election of Dr Lee Tih Shih                     Management  For           Voted - For
3(c) Re-election of Mr Pramukti Surjaudaja              Management  For           Voted - For
3(d) Re-election of Professor Neo Boon Siong            Management  For           Voted - For
4    Approval of Final One-tier Tax Exempt Dividend     Management  For           Voted - For
5(a) Approval of Amount Proposed As Directors' Fees in
     Cash                                               Management  For           Voted - Against


521




                          GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY  MGT. POSITION REGISTRANT VOTED
5(b) Approval of Allotment and Issue of Ordinary Shares
     to the Non-executive Directors                      Management   For           Voted - For
6    Appointment of Auditors and Fixing Their
     Remuneration                                        Management   For           Voted - For
7(a) Authority to Allot and Issue Ordinary Shares on A
     Pro Rata Basis                                      Management   For           Voted - For
7(b) Authority to Make Or Grant Instruments That Might
     Or Would Require Ordinary Shares to be Issued on A
     Non Pro Rata Basis                                  Management   For           Voted - For
8    Authority to Grant Options And/or Rights to
     Subscribe for Ordinary Shares and Allot and Issue
     Ordinary Shares (ocbc Share Option Scheme 2001 and
     Ocbc Employee Share Purchase Plan)                  Management   For           Voted - For
9    Authority to Allot and Issue Ordinary Shares
     Pursuant to Ocbc Scrip Dividend Scheme              Management   For           Voted - For
Meeting Date: 25-Apr-13   Meeting Type: ExtraOrdinary General Meeting
1    The Proposed Renewal of the Share Purchase Mandate  Management   For           Voted - For
P.T. TELEKOMUNIKASI INDONESIA, TBK
CUSIP: 715684106 TICKER: TLK
Meeting Date: 19-Apr-13   Meeting Type: Annual
1    Approval of the Company's Annual Report for the
     2012 Financial Year, Including the Board of
     Commissioners' Supervisory Report.                  Management   For           Voted - For
2    Ratification of Financial Statements & Partnership
     and Community Development Program, Annual Report &
     Discharge of the Board.                             Management   For           Voted - For
3    Appropriation of the Company's Net Income for the
     2012 Financial Year.                                Management   For           Voted - For
4    Determination of Remuneration for Members of the
     Board and the Board of Commissioners for the 2013
     Financial Year.                                     Management   For           Voted - For
5    Appointment of A Public Accounting Firm to Audit
     the Company's Financial Statements for the 2013
     Financial Year.                                     Management   For           Voted - For
6    Changes to the Plan for the Use of the Company's
     Treasury Stock from Share Buy Back I Through IV.    Management   For           Voted - For
7    Change of Nomenclature Title of the Board of
     Directors Other Than President Director and Finance
     Director and Reaffirmation of the Structure of the
     Board of Directors As Stipulated in Annual General
     Meeting of Shareholders on May 11, 2012.            Management   For           Voted - For
8    Ratification of Minister of State- Owned Enterprise
     Regulation Number Per-12/mbu/2012, Dated August 12,
     2012 on Supporting Body for the Board of
     Commissioners in State-owned Enterprise.            Management   For           Voted - For
9    Amendment to the Company's Articles of Association,
     All As More Fully Described in the Proxy Statement. Management   For           Voted - For
10   Changes in Composition of Board of the Company.     Management   For           Abstain
                                                         522





                         GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
PETRONAS CHEMICALS GROUP BHD
CUSIP: Y6811G103
Meeting Date: 22-May-13  Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Financial Year Ended 31 December 2012 Together with
    the Reports of the Directors and Auditors Thereon    Management  For           Voted - For
2   To Approve the Payment of Final Dividend of 14 Sen
    Per Ordinary Share, Tax Exempt Under the Single
    Tier Tax System in Respect of the Financial Year
    Ended 31 December 2012                               Management  For           Voted - For
3   To Re-elect the Following Directors Who Retire by
    Rotation Pursuant to Article 93 of the Companys
    Articles of Association: Datuk Wan Zulkiflee Bin
    Wan Ariffin                                          Management  For           Voted - Against
4   To Re-elect the Following Directors Who Retire by
    Rotation Pursuant to Article 93 of the Companys
    Articles of Association: Ir. Kamarudin Bin Zakaria   Management  For           Voted - Against
5   To Re-elect the Following Directors Who Retire by
    Rotation Pursuant to Article 93 of the Companys
    Articles of Association: Md. Arif Bin Mahmood        Management  For           Voted - Against
6   To Approve the Increase of the Directors Fees from
    Rm1,000,000 Per Annum to Rm1,500,000 Per Annum and
    the Payment of Directors Fees for the Financial
    Year Ended 31 December 2012 in Excess of the
    Current Annual Limit                                 Management  For           Voted - For
7   To Re-appoint Messrs. KPMG Desa Megat Co. As
    Auditors of the Company and to Authorise the
    Directors to Fix Their Remuneration                  Management  For           Voted - For
8   That the Alterations, Modifications, Additions Or
    Deletions to the Articles of Association of the
    Company Contained in the Appendix I of the Annual
    Report be and are Hereby Approved                    Management  For           Voted - For
PETRONAS GAS BHD
CUSIP: Y6885J116
Meeting Date: 16-May-13  Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Financial Year Ended 31 December 2012 Together with
    the Reports of the Directors and Auditors Thereon    Management  For           Voted - For
2   To Approve the Payment of Final Dividend of 35 Sen
    Per Ordinary Share Under the Single Tier System in
    Respect of the Financial Year Ended 31 December 2012 Management  For           Voted - For
3   To Re-elect the Following Director Pursuant to
    Article 93 of the Company's Articles of
    Association: Datuk Anuar Bin Ahmad                   Management  For           Voted - Against
4   To Re-elect the Following Director Pursuant to
    Article 93 of the Company's Articles of
    Association: Datuk Rosli Bin Boni                    Management  For           Voted - Against
5   To Approve the Directors' Fees of Up to Rm986,000
    in Respect of the Financial Year Ending 31 December
    2013                                                 Management  For           Voted - For


523




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Re-appoint Messrs KPMG Desa Megat & Co. As
    Auditors of the Company and to Authorise the
    Directors to Fix Their Remuneration                 Management  For           Voted - Against
7   That Dato' N. Sadasivan S/o N.n. Pillay, Retiring
    in Accordance with Section 129 of the Companies
    Act, 1965, Malaysia and Who Has Served As an
    Independent Director of the Company for More Than
    Nine Years be and is Hereby Re-appointed As an
    Independent Director of the Company to Hold Office
    Until the Conclusion of Next Annual General Meeting
    of the Company                                      Management  For           Voted - For
PT ASTRA INTERNATIONAL TBK
CUSIP: Y7117N172
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
1   Approval of the Annual Report, Including
    Ratification of the Board of Commissioners
    Supervision Report and Ratification of the
    Consolidation Financial Statement of the Company
    for Financial Year 2012                             Management  For           Voted - For
2   Determination of the Appropriation of the Company's
    Net Profit Financial Year 2012                      Management  For           Voted - For
3   Change the Member of Board of Directors and the
    Members of Board of Commissioners of the Company
    and Determination of Salary And/or Benefit of the
    Board of Directors and Honorarium and Benefit for
    Commissioners of the Company                        Management  For           Abstain
4   Appointment of the Public Accountant Firm to
    Conduct Audit of the Company's Financial Statement
    for Financial Year 2013                             Management  For           Voted - For
PT BANK CENTRAL ASIA TBK
CUSIP: Y7123P138
Meeting Date: 06-May-13 Meeting Type: Annual General Meeting
1   Approval of the Company's Annual Report Including
    the Company's Financial Statements and the Board of
    Commissioners' Supervision Report for the Financial
    Year of 2012, and the Granting of Release and
    Discharge (acquit Et Decharge) to All Members of
    the Board of Directors and the Board of
    Commissioners of the Company for Their Management
    and Supervision During the Financial Year of 2012   Management  For           Voted - For
2   Appropriation of the Company's Profit for Financial
    Year of 2012                                        Management  For           Voted - For
3   Determination of Remuneration Or Honorarium and
    Other Benefits for Members of the Board of
    Directors and the Board of Commissioners of the
    Company                                             Management  For           Voted - For
4   Appointment of the Registered Public Accountant to
    Audit the Company's Books for the Financial Year of
    2013                                                Management  For           Voted - For


524




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Authorization for the Board of Directors to Pay
    Interim Dividends for the Financial Year of 2013    Management  For           Voted - For
PT BANK MANDIRI (PERSERO) TBK
CUSIP: Y7123S108
Meeting Date: 02-Apr-13 Meeting Type: Annual General Meeting
1   Approval to Annual Report and Ratification of
    Consolidated Financial Statement Report As Well As
    Commissioners Report and Report of Partnership and
    Community Development Program for Year 2012         Management  For           Voted - For
2   Appropriation of Company's Net Profit for Book Year
    2012                                                Management  For           Voted - For
3   Appointment of Public Accountant for Book Year 2013 Management  For           Voted - For
4   Determination of Salary And/or Honorarium, Tantiem
    and Other Benefit for Company's Board               Management  For           Voted - For
5   Approval, Arrangement and Increase of Pension
    Benefit and Give on Other Benefits for the Members
    of Dana Pensiun Bank Mandiri Satu, Dana Pensiun
    Bank Mandiri Dua, Dana Pensi Un Bank Mandiri Tiga,
    and Dana Pensiun Bank Mandiri Empat                 Management  For           Abstain
6   Affirmation on Minister of State for State Owned
    Enterprises Regulation No.per-12/mbu/2012           Management  For           Voted - For
7   Confirmation on Total of Bad Debt As Per Approval
    in Agm and Execution in Use the Total Bad Debt
    Including Disaster Victim                           Management  For           Abstain
8   Change in the Articles of Association               Management  For           Abstain
9   Change in the Company's Board                       Management  For           Voted - For
PT BANK RAKYAT INDONESIA (PERSERO) TBK
CUSIP: Y0697U112
Meeting Date: 28-Feb-13 Meeting Type: Annual General Meeting
1   Approval of Annual Report Including the
    Ratification of Company's Financial Report and the
    Board of Commissioners' Supervisory Duties Report
    for the Financial Year of 2012                      Management  For           Voted - For
2   Ratification of the Annual Report Including the
    Financial Report of the Partnership and Community
    Development Program (program Kemitraan Dan Program
    Bina Lingkungan) for the Financial Year of 2012     Management  For           Voted - For
3   Appropriation of the Company's Net Profit for the
    Financial Year of 2012                              Management  For           Voted - For
4   Determination of Salaries, Honorarium, Bonuses and
    Other Benefit for Members of the Board of Directors
    and the Board of Commissioners                      Management  For           Voted - For
5   Appointment of Public Accountant Office to Audit
    the Company's Financial Report and the Financial
    Report of the Partnership and Community Development
    Program for the Financial Year of 2013              Management  For           Voted - For
6   Approval of the Implementation of the Regulation of
    Minister of Soes                                    Management  For           Voted - For


525




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
CUSIP: Y7136Y118
Meeting Date: 17-Apr-13 Meeting Type: Annual General Meeting
1   Approval of Company Annual Report and the Annual
    Partnership and Community Development Program
    Report As Well As the Board of Commissioners
    Supervisory Report for Year 2012                     Management  For           Voted - For
2   Ratification of Financial Report 2012 Including the
    Financial Report of Partnership and Community
    Development Program for 2012 and to Release and
    Discharge the Member of Board of Directors and
    Board of Commissioners of Their Responsibilities
    for Their Actions and Supervision During 2012        Management  For           Voted - For
3   Approval on Distribution of the Company Profit for
    2012, Including Dividend                             Management  For           Voted - For
4   Appoint of Independent Public Accountant to Audit
    Company's Books and Financial Report of Partnership
    and Community Development Program for Book Year 2013 Management  For           Voted - For
5   Approve Remuneration for the Board of Commissioners
    and Board of Directors                               Management  For           Voted - For
6   Change the Board Member Structures                   Management  For           Abstain
PT UNILEVER INDONESIA TBK
CUSIP: Y9064H141
Meeting Date: 21-May-13 Meeting Type: Annual General Meeting
1   Ratification of Financial Statement and Approval of
    Annual Report for Year 2012, Along with Acquit Et
    De Charge for Year End 2012 Also Determination of
    Profit Allocation Including Cash Dividend
    Distribution                                         Management  For           Voted - For
2   Appointment of Public Accountant for Year 2013 and
    Also Determining Public Accountant's Honorarium
    Along with Other Conditions                          Management  For           Voted - For
3   Change of Board of Directors and Determination of
    Board of Directors and Commissioner's Remuneration
    for Year End 2013                                    Management  For           Abstain
4   Change the Pension Fund Benefit, Change and Or
    Addition in Pension Fund Regulation and Authorize
    Substitution Rights of Board of Directors the Right
    to Act on Behalf of the Founder Dpmp Ui to Do All
    Necessary Action                                     Management  For           Abstain
5   Change of Audit Committee                            Management  For           Abstain
    Please Note That This is A Revision Due to
    Modification of Text in Resolution-4. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy For-m Unless You Decide to Amend Your
    Original Instructions. Thank You.                    Non-Voting                Non-Voting
                        526





                         GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
CUSIP: Y7145P165
Meeting Date: 24-Aug-12  Meeting Type: ExtraOrdinary General Meeting
    In the Situation Where the Chairman of the Meeting
    Suddenly Change the Agenda-and/or Add New Agenda
    During the Meeting, We Will Vote That Agenda
    As-abstain.                                           Non-Voting                Non-Voting
1.1 To Consider the Capital of the Company: to Consider
    and Approve the Reduction of the Company's
    Registered Capital from Baht 3,322,000,222 to
    3,319,985,400 by Canceling 2,014,600 Unissued Shares  Management  For           Voted - For
1.2 To Consider the Capital of the Company: to Consider
    and Approve the Amendment to Clause 4 of the
    Company's Memorandum of Association Reregistered
    Capital So That It is in Line with the Reduction of
    Registered Capital                                    Management  For           Voted - For
1.3 To Consider the Capital of the Company: to Consider
    and Approve the Increase of the Company's
    Registered Capital from Baht 3,319,985,400 to Baht
    3,969,985,400, by Issuing 650,000,000 Newly Issued
    Ordinary Shares                                       Management  For           Voted - For
1.4 To Consider the Capital of the Company: the
    Amendment to Clause 4 of the Company's Memorandum
    of Association Reregistered Capital So That It is
    in Line with the Increase of Registered Capital       Management  For           Voted - For
1.5.1 To Consider the Capital of the Company: to Consider
    and Approve the Allocation of Up to 650,000,000
    Newly Issued Ordinary Shares to be Offered to the
    Public, As Follows: to Consider and Approve the
    Allocation of Up to 403,395,000 Newly Issued
    Ordinary Shares to Ptt Public Company Limited So
    That Ptt Public Company Limited Can Maintain Its
    Existing Shareholding in the Company, at
    Approximately 65.29 Pct of the Company's Total
    Issued Shares After This Offering But Prior to the
    Allocation of Newly Issued Ordinary Shares to the
    Over Allotment Agent                                  Management  For           Voted - For
1.5.2 To Consider the Capital of the Company: to Consider
    and Approve the Allocation of Up to 650,000,000
    Newly Issued Ordinary Shares to be Offered to the
    Public, As Follows: to Consider and Approve the
    Allocation of Up to 214,443,000 Newly Issued
    Ordinary Shares to the Public                         Management  For           Voted - For
1.5.3 To Consider the Capital of the Company: to Consider
    and Approve the Allocation of Up to 650,000,000
    Newly Issued Ordinary Shares to be Offered to the
    Public, As Follows: to Consider and Approve the
    Allocation of Up to 32,162,000 Newly Issued
    Ordinary Shares to the Over Allotment Agent           Management  For           Voted - For
1.6 To Consider the Capital of the Company: to Consider
    and Approve the Entry Into A Connected Transaction
    for the Allocation of the Newly Issued Ordinary
    Shares to Ptt Public Company Limited As Stated in
    Agenda Item 1.5.1 Above                               Management  For           Voted - For
                                                          527





                          GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
2   Other Matters If Any                                Management    For           Voted - Against
Meeting Date: 29-Oct-12   Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    125430 Due to Deletion Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                  Non-Voting
    In the Situation Where the Chairman of the Meeting
    Suddenly Change the Agenda-and/or Add New Agenda
    During the Meeting,we Will Vote That Agenda As
    Abstain.                                            Non-Voting                  Non-Voting
1.1 Approval of the Reduction of the Company's
    Registered Capital from Baht 3,322,000,000 to Baht
    3,319,985,400, by Canceling 2,014,600 Unissued
    Shares, at A Par Value of Baht 1 Per Share          Management    For           Voted - For
1.2 Approval of the Amendment to Clause 4 of the
    Company's Memorandum of Association Re: Registered
    Capital, in Order to Correspond with the Reduction
    of Registered Capital                               Management    For           Voted - For
1.3 Approval of the Increase of the Company's
    Registered Capital from Baht 3,319,985,400 to Baht
    3,969,985,400, by Issuing 650,000,000 Newly Issued
    Ordinary Shares, at the Par Value of Baht 1 Per
    Share                                               Management    For           Voted - For
1.4 Approval of the Amendment to Clause 4 of the
    Company's Memorandum of Association Re: Registered
    Capital in Order to Correspond with the Increase of
    Registered Capital                                  Management    For           Voted - For
1.5 Approval of the Offering and Allocation of Newly
    Issued Ordinary Shares As Follows: 1.5.1: the
    Offering and Allocation of Up to 650,000,000 Newly
    Issued Ordinary Shares to the Company's Eligible
    Existing Shareholders, in A Form of Preferential
    Public Offering, As Detailed Below: (a) the
    Offering and Allocation of Up to 650,000,000 Newly
    Issued Ordinary Shares, at the Par Value of Baht 1
    Per Share, to the Company's Eligible Existing
    Shareholders in Proportion to Their Shareholdings
    at the Entitlement Ratio Between Issued Ordinary
    Shares and Newly Issued Ordinary Shares Which Will
    be Later Announced. Any Fraction of Newly Issued
    Ordinary Shares, Which are Allocated and Offered to
    Each Shareholder, Shall be Rounded Down; (b) in the
    Case That There are Newly Issued Ordinary Shares
    Remaining from the Allocation of 1.5.1(a) Stated
    Above, the Company Will Re-allocate Such Remaining
    Newly Issued Ordinary Shares for at Least One Round
    to the Shareholders Who Subscribe to Newly Issued   Management    For           Voted - For
Meeting Date: 27-Mar-13   Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    157542 Due to Change in Vo-ting Status. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                  Non-Voting


528




                           GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    In the Situation Where the Chairman of the Meeting
    Suddenly Change the Agenda-and/or Add New Agenda
    During the Meeting,we Will Vote That Agenda As
    Abstain.                                             Non-Voting                Non-Voting
1   To Acknowledge the 2012 Performance Result and 2013
    Work Plan of the Company                             Non-Voting                Non-Voting
2   To Approve the 2012 Financial Statements             Management  For           Voted - For
3   To Approve the Dividend Payment for 2012 Performance Management  For           Voted - For
4   To Appoint the Auditor and Consider the Auditor's
    Fees for Year 2013                                   Management  For           Voted - Against
5.1 To Approve the Appointment of A New Director in
    Replacement of Those Who are Due to Retire by
    Rotation: Mr. Viraphol Jirapraditkul                 Management  For           Voted - Against
5.2 To Approve the Appointment of A New Director in
    Replacement of Those Who are Due to Retire by
    Rotation: Mr. Chaikasem Nitisiri                     Management  For           Voted - For
5.3 To Approve the Appointment of A New Director in
    Replacement of Those Who are Due to Retire by
    Rotation: Mr. Achporn Charuchinda                    Management  For           Voted - For
5.4 To Approve the Appointment of A New Director in
    Replacement of Those Who are Due to Retire by
    Rotation: Mr. Maitree Srinarawat                     Management  For           Voted - For
5.5 To Approve the Appointment of A New Director in
    Replacement of Those Who are Due to Retire by
    Rotation: General Warawat Indradat                   Management  For           Voted - For
6   To Approve the Directors' and the Sub- Committees'
    Remuneration                                         Management  For           Voted - Against
7   Other Matters (if Any)                               Management  For           Voted - Against
PTT PUBLIC COMPANY LIMITED
CUSIP: Y6883U113
Meeting Date: 11-Apr-13    Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    165395 Due to Change in Th-e Sequence of the
    Director Names. All Votes Received on the Previous
    Meeting W-ill be Disregarded and You Will Need to
    Reinstruct on This Meeting Notice. Tha-nk You.       Non-Voting                Non-Voting
    In the Situation Where the Chairman of the Meeting
    Suddenly Change the Agenda-and/or Add New Agenda
    During the Meeting,we Will Vote That Agenda As
    Abstain.                                             Non-Voting                Non-Voting
1   To Certify the 2012 Agm Minutes on April 10, 2012    Management  For           Voted - For
2   To Approve the 2012 Performance Statement and the
    2012 Financial Statement, Year-end on December 31,
    2012                                                 Management  For           Voted - For
3   To Approve 2012 Net Profit Allocation Plan and
    Dividend Policy                                      Management  For           Voted - For
4   To Appoint an Auditor and to Approve the 2013 Audit
    Fees                                                 Management  For           Voted - For
5   To Approve the 2013 Directors' Remuneration          Management  For           Voted - Against


529




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
6.A To Elect Director in Replacement for Those Who
    Retire by Rotation in 2013 Agm: Mr. Vichet
    Kasemthongsri                                        Management  For           Voted - For
6.B To Elect Director in Replacement for Those Who
    Retire by Rotation in 2013 Agm: Mrs. Benja
    Louichareon                                          Management  For           Voted - For
6.C To Elect Director in Replacement for Those Who
    Retire by Rotation in 2013 Agm: Mr. Waroonthep
    Watcharaporn                                         Management  For           Voted - For
6.D To Elect Director in Replacement for Those Who
    Retire by Rotation in 2013 Agm: Dr. Boonsom
    Lerdhirunwong                                        Management  For           Voted - For
6.E To Elect Director in Replacement for Those Who
    Retire by Rotation in 2013 Agm: Mr. Prasert
    Bunsumpun                                            Management  For           Voted - For
7   To Approve 5 Years External Fund Raising Plan
    (during 2013-2017)                                   Management  For           Voted - For
8   Other Matters                                        Management  For           Voted - Against
PUBLIC BANK BHD
CUSIP: Y71497112
Meeting Date: 18-Mar-13 Meeting Type: Annual General Meeting
O.1 To Receive the Audited Financial Statements for the
    Financial Year Ended 31 December 2012 and the
    Reports of the Directors and Auditors Thereon        Management  For           Voted - For
O.2 To Reelect Dato Haji Abdul Aziz Bin Dato Dr. Omar
    Who Retires by Rotation Pursuant to Article 111 of
    the Company's Articles of Association                Management  For           Voted - For
O.3 To Reelect Lai Wai Keen Who Retires Pursuant to
    Article 109 of the Company's Articles of Association Management  For           Voted - For
O.4 That Tan Sri Dato Sri Dr. Teh Hong Piow, Retiring
    Pursuant to Section 129 of the Companies Act, 1965,
    be and is Hereby Re-appointed A Director of the
    Company to Hold Office Until the Next Annual
    General Meeting                                      Management  For           Voted - For
O.5 That Tan Sri Datuk Seri Utama Thong Yaw Hong,
    Retiring Pursuant to Section 129 of the Companies
    Act, 1965, be and is Hereby Re-appointed A Director
    of the Company to Hold Office Until the Next
    Annual General Meeting                               Management  For           Voted - For
O.6 That Tan Sri Dato Sri Tay Ah Lek, Retiring Pursuant
    to Section 129 of the Companies Act, 1965, be and
    is Hereby Re-appointed A Director of the Company to
    Hold Office Until the Next Annual General Meeting    Management  For           Voted - For
O.7 That Dato Sri Lee Kong Lam, Retiring Pursuant to
    Section 129 of the Companies Act, 1965, be and is
    Hereby Re-appointed A Director of the Company to
    Hold Office Until the Next Annual General Meeting    Management  For           Voted - For
O.8 That Dato Yeoh Chin Kee, Retiring Pursuant to
    Section 129 of the Companies Act, 1965, be and is
    Hereby Re-appointed A Director of the Company to
    Hold Office Until the Next Annual General Meeting    Management  For           Voted - For


530




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.9 That Lai Wan, Retiring Pursuant to Section 129 of
    the Companies Act, 1965, be and is Hereby Re-
    Appointed A Director of the Company to Hold Office
    Until the Next Annual General Meeting                Management  For           Voted - For
O.10 To Approve the Payment of Directors Fees of Rm
    2,174,600 for the Financial Year Ended 31 December
    2012                                                 Management  For           Voted - For
O.11 To Reappoint Messrs KPMG As Auditors of the Company
    for the Financial Year Ending 31 December 2013,
    Subject to Approval of Bank Negara Malaysia, and to
    Authorise the Directors to Fix the Auditors
    Remuneration                                         Management  For           Voted - For
S.1 Proposed Amendments to the Articles of Association
    of Pbb                                               Management  For           Voted - For
SIAM CEMENT PUBLIC CO LTD
CUSIP: Y7866P139
Meeting Date: 27-Mar-13 Meeting Type: Annual General Meeting
    Please Note That These Shares Have No Voting
    Rights, Should You Wish To- Attend the Meeting
    Personally, You May Apply for an Entrance Card By-
    Contacting Your Client Representative. Thank You     Non-Voting                Non-Voting
1   To Approve the Minutes of the 2012 Annual General
    Meeting of Shareholders-(the 19th Meeting) Held on
    Friday, March 30, 2012                               Non-Voting                Non-Voting
2   To Acknowledge the Company's Annual Report for the
    Year 2012                                            Non-Voting                Non-Voting
3   To Approve the Financial Statement for the Year
    Ended December 31, 2012                              Non-Voting                Non-Voting
4   To Consider and Approve the Allocation of Profit
    for the Year 2012                                    Non-Voting                Non-Voting
5.1 To Consider and Approve the Election of Director in
    Replacement of Those Who-are Retired by Rotation:
    Mr. Chirayu Isarangkun Na Ayuthaya                   Non-Voting                Non-Voting
5.2 To Consider and Approve the Election of Director in
    Replacement of Those Who-are Retired by Rotation:
    Mr. Tarrin Nimmanahaeminda                           Non-Voting                Non-Voting
5.3 To Consider and Approve the Election of Director in
    Replacement of Those Who-are Retired by Rotation:
    Mr. Pramon Sutivong                                  Non-Voting                Non-Voting
5.4 To Consider and Approve the Election of Director in
    Replacement of Those Who-are Retired by Rotation:
    Mrs. Tarisa Watanagase                               Non-Voting                Non-Voting
6   To Consider and Approve the Appointment of Auditor
    and Audit Fee for the Year-2013. the Board of
    Directors Agrees with the Audit Committee to Select
    KPMG-phoomchai Audit Ltd. to be the Auditing Firm
    and Recommends the 2013 Annual-general Meeting of
    Shareholders to Consider and Approve the
    Appointment Of-the Auditors and Audit Fee As
    Follows: 1. the Appointment of the Auditors-from
    KPMG Phoomchai Audit Ltd. for the Siam Cement
                                                         531





    GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Public Company Limited For-the Year 2013. Mr. Supot
    Singhasaneh Certified Public Accountant No.         Non-Voting                Non-Voting
    Contd Commission. 2. to Approve the Audit Fee for
    the Company's Financial-statements of 2013 in the
    Amount of Baht 250000 Equals to the Audit Fee
    For-the Year 2012. the Proposed Auditing Firm and
    Auditors Have No Relationship-or Conflict of
    Interest with the Company Or the Managerial Staff
    of The-company Or Majority Shareholders Or Persons
    Related to the Said Persons                         Non-Voting                Non-Voting
7   To Consider and Approve the Increase of Another
    50,000 Million Baht to The-ceiling of the Issuance
    and Offering of Scc Debenture, Totaling
    200,000-million Baht                                Non-Voting                Non-Voting
8.1 The Amendments to Clause 25 of the Company's
    Articles of Association. The-board of Directors
    Requests the Meeting to Consider and Approve
    The-amendments to Clauses 25 of the Company's
    Articles of Association Regarding-voting by
    Discarding the Existing Provisions and Adopting the
    Proposed-provisions Together with Pursuing the
    Registration of the Amendments-thereafter           Non-Voting                Non-Voting
8.2 The Amendments to Clause 30 of the Company's
    Articles of Association. The-board of Directors
    Requests the Meeting to Consider and Approve
    The-amendments to Clauses 30 of the Company's
    Articles of Association Regarding-election of
    Directors by Discarding the Existing Provisions and
    Adopting The-proposed Provisions Together with
    Pursuing the Registration of the Amendments-
    Thereafter                                          Non-Voting                Non-Voting
9.1 To Acknowledge the Board of Directors'
    Remuneration. the Board Has Proposed-the Meeting to
    Acknowledge Maintaining the Remuneration and Bonus
    Paid to The-board of Directors in the Year 2013 in
    Accordance with the Rule Which Was-approved by the
    11th Annual General Meeting of Shareholders Held on
    March 24-2004 Effective from the Date of Approval
    Until the Meeting Resolves Otherwise                Non-Voting                Non-Voting
9.2 To Acknowledge the Sub-committees' Remuneration.
    the Board Has Proposed The- Meeting to Acknowledge
    Maintaining the Remuneration for Sub Committees in
    The-year 2013 in Accordance with the Rule Which Was
    Approved by the 18th Annual-general Meeting of
    Shareholders Held on March 30 2011 Effective from
    the Date-of Approval Until the Meeting Resolves
    Otherwise                                           Non-Voting                Non-Voting
10  Other Businesses (if Any)                           Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Change
    in Spelling of Director's Na-me in Res. 5.2. Thank
    You.                                                Non-Voting                Non-Voting


532




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SIME DARBY BHD
CUSIP: Y7962G108
Meeting Date: 08-Nov-12 Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Financial Year Ended 30 June 2012 Together with the
    Reports of the Directors and the Auditors Thereon   Management  For           Voted - For
2   To Declare A Final Single Tier Dividend of 25 Sen
    Per Ordinary Share for the Financial Year Ended 30
    June 2012                                           Management  For           Voted - For
3   To Approve the Annual Remuneration for the Non-
    Executive Directors As Disclosed in the Audited
    Financial Statements for the Financial Year Ended
    30 June 2012                                        Management  For           Voted - For
4   To Re-appoint Tun Musa Hitam As A Director of the
    Company and to Hold Office Until the Conclusion of
    the Next Annual General Meeting Pursuant to Section
    129(6) of the Companies Act, 1965                   Management  For           Voted - For
5   To Re-appoint Tan Sri Dato' Dr Wan Mohd Zahid Mohd
    Noordin As A Director of the Company and to Hold
    Office Until the Conclusion of the Next Annual
    General Meeting Pursuant to Section 129(6) of the
    Companies Act, 1965                                 Management  For           Voted - For
6   To Re-elect the Following Director Who Retire by
    Rotation in Accordance with Article 99 of the
    Articles of Association of the Company and Who Have
    Offered Himself for Re-election: Tan Sri Datuk Amar
    (dr) Tommy Bugo @ Hamid Bugo                        Management  For           Voted - For
7   To Re-elect the Following Director Who Retire by
    Rotation in Accordance with Article 99 of the
    Articles of Association of the Company and Who Have
    Offered Himself for Re-election: Dato Sri Lim Haw
    Kuang                                               Management  For           Voted - For
8   To Re-elect the Following Director Who Retire by
    Rotation in Accordance with Article 99 of the
    Articles of Association of the Company and Who Have
    Offered Himself for Re-election: Dato' Sreesanthan
    Eliathamby                                          Management  For           Voted - For
9   To Re-appoint PricewaterhouseCoopers As Auditors of
    the Company for the Financial Year Ending 30 June
    2013, and to Authorise the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
10  Authority to Allot and Issue Shares Pursuant to
    Section 132d of the Companies Act, 1965             Management  For           Voted - For
11  Proposed Renewal of Shareholders' Mandate for
    Existing Recurrent Related Party Transactions and
    Proposed New Shareholders' Mandate for Additional
    Recurrent Related Party Transactions of A Revenue
    Or Trading Nature                                   Management  For           Voted - For
S.1 Proposed Amendments to the Memorandum of
    Association of the Company                          Management  For           Voted - Against
S.2 Proposed Amendments to the Articles of Association
    of the Company                                      Management  For           Voted - Against
                                                        533





                           GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                  PROPOSED BY  MGT. POSITION REGISTRANT VOTED
Meeting Date: 08-Nov-12    Meeting Type: ExtraOrdinary General Meeting
1    Proposed Establishment of A Performance-based
     Employee Share Scheme for the Eligible Employees
     (including Executive Directors) of Sime Darby
     Berhad and Its Subsidiaries (excluding Subsidiaries
     Which are Dormant) ("proposed Scheme")               Management   For           Voted - For
2    Proposed Grant to Dato' Mohd Bakke Salleh ("dato'
     Bakke")                                              Management   For           Voted - For
3    Proposed Grant to Nur Tania Yusof ("nur Tania")      Management   For           Voted - For
SINGAPORE AIRLINES LTD, SINGAPORE
CUSIP: Y7992P128
Meeting Date: 26-Jul-12    Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' Only-for All Resolutions.
     Thank You.                                           Non-Voting                 Non-Voting
1    Adoption of Reports and Financial Statements         Management   For           Voted - For
2    To Declare A Final Dividend of 10 Cents Per
     Ordinary Share for the Year Ended 31 March 2012      Management   For           Voted - For
3(a) Re-election of Director in Accordance with Article
     82: Dr William Fung Kwok Lun                         Management   For           Voted - For
3(b) Re-election of Director in Accordance with Article
     82: Mrs Christina Ong                                Management   For           Voted - For
3(c) Re-election of Director in Accordance with Article
     82: Dr Helmut Gunter Wilhelm Panke                   Management   For           Voted - For
4    Re-election of Mr Jackson Peter Tai As A Director
     in Accordance with Article 89                        Management   For           Voted - For
5    Approval of Directors Emoluments for the Financial
     Year Ending 31 March 2013                            Management   For           Voted - For
6    Re-appointment of Auditors: Messrs Ernst & Young LLP Management   For           Voted - For
7.1  Authority for Directors to Issue Shares and
     Instruments Convertible Into Shares Pursuant to
     Section 161 of the Companies Act, Cap 50             Management   For           Voted - For
7.2  Authority for Directors to Grant Share Awards, and
     to Allot and Issue Shares, Pursuant to the Sia Psp
     and the Sia Rsp                                      Management   For           Voted - For
Meeting Date: 26-Jul-12    Meeting Type: ExtraOrdinary General Meeting
1    The Proposed Renewal of the Share Buy Back Mandate   Management   For           Voted - For
2    The Proposed Renewal of the Mandate for Interested
     Person Transactions                                  Management   For           Voted - For
SINGAPORE TECHNOLOGIES ENGINEERING LTD
CUSIP: Y7996W103
Meeting Date: 24-Apr-13    Meeting Type: Annual General Meeting
1    To Receive and Adopt the Directors' Report and
     Audited Financial Statements for the Year Ended 31
     December 2012 and the Auditors' Report Thereon       Management   For           Voted - For
2    To Declare A Final Ordinary Tax Exempt (one-tier)
     Dividend of 4.0 Cents Per Share and A Special Tax


534




    GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Exempt (one-tier) Dividend of 9.8 Cents Per Share
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3   To Re-elect the Following Directors, Who Will
    Retire by Rotation Pursuant to Article 98 of the
    Articles of Association of the Company and Who,
    Being Eligible, Offer Himself for Re-election: Dr
    Stanley Lai Tze Chang                               Management  For           Voted - Against
4   To Re-elect the Following Directors, Who Will
    Retire by Rotation Pursuant to Article 98 of the
    Articles of Association of the Company and Who,
    Being Eligible, Offer Himself for Re-election: Mr
    Quek Poh Huat                                       Management  For           Voted - Against
5   To Re-elect the Following Directors, Who Will
    Retire by Rotation Pursuant to Article 98 of the
    Articles of Association of the Company and Who,
    Being Eligible, Offer Himself for Re-election: Mr
    Davinder Singh                                      Management  For           Voted - Against
6   To Re-elect the Following Directors, Who Will Cease
    to Hold Office Pursuant to Article 104 of the
    Articles of Association of the Company and Who,
    Being Eligible, Offer Himself for Re-election: Mr
    Kwa Chong Seng                                      Management  For           Voted - Against
7   To Re-elect the Following Directors, Who Will Cease
    to Hold Office Pursuant to Article 104 of the
    Articles of Association of the Company and Who,
    Being Eligible, Offer Himself for Re-election: Mr
    Chan Yeng Kit                                       Management  For           Voted - Against
8   To Approve the Sum of Sgd1,166,346 (2011:
    Sgd1,076,346) As Directors' Compensation for the
    Year Ended 31 December 2012 Comprising:(i)
    Sgd844,446 to be Paid in Cash (2011: Sgd774,949);
    and (ii) Sgd321,900 to be Paid in the Form of
    Restricted Share Awards Pursuant to the Singapore
    Technologies Engineering Restricted Share Plan
    2010, with the Number of Shares to be Awarded
    Rounded Down to the Nearest Hundred and Any
    Residual Balance Settled in Cash (2011: Sgd301,397) Management  For           Voted - For
9   To Re-appoint KPMG LLP As Auditors of the Company
    and to Authorise the Directors to Fi X Their
    Remuneration                                        Management  For           Voted - For
10  That Authority be and is Hereby Given to the
    Directors To: (a) (i) Issue Shares in the Capital
    of the Company ("shares") Whether by Way of Rights,
    Bonus Or Otherwise; And/or (ii) Make Or Grant
    Offers, Agreements Or Options (collectively,
    "instruments") That Might Or Would Require Shares
    to be Issued, Including But Not Limited to the
    Creation and Issue of (as Well As Adjustments To)
    Warrants, Debentures Or Other Instruments
    Convertible Into Shares, at Any Time and Upon Such
    Terms and Conditions and for Such Purposes and to
    Such Persons As the Directors May, in Their
    Absolute Discretion, Deem Fi T; and (b)
    (notwithstanding the Authority Conferred by This
    Resolution May Have Ceased to be in Force) Issue


535




GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Shares in Pursuance of Any Instrument Made Or
Granted by the Directors While This Resolution Was
in Force, Provided That: Contd                      Management  For           Voted - For
Contd (1) the Aggregate Number of Shares to be
Issued Pursuant to This-resolution (including
Shares to be Issued in Pursuance of Instruments
Made Or-granted Pursuant to This Resolution) Does
Not Exceed 50 Per Cent. of The-total Number of
Issued Shares in the Capital of the Company
Excluding-treasury Shares (as Calculated in
Accordance with Sub-paragraph (2) Below),-of Which
the Aggregate Number of Shares to be Issued Other
Than on A Pro Rata-basis to Shareholders of the
Company (including Shares to be Issued In-pursuance
of Instruments Made Or Granted Pursuant to This
Resolution) Shall-not Exceed Five Per Cent. of the
Total Number of Issued Shares in the Capital-of the
Company Excluding Treasury Shares (as Calculated in
Accordance With-sub-paragraph (2) Below); (2)
(subject to Such Manner of Calculation As May-be
Contd                                               Non-Voting                Non-Voting
Contd Prescribed by the Sgx-st) for the Purpose of
Determining the Aggregate-number of Shares That May
be Issued Under Sub-paragraph (1) Above,
The-percentage of Issued Shares Shall be Based on
the Total Number of Issued-shares in the Capital of
the Company Excluding Treasury Shares at the
Time-this Resolution is Passed, After Adjusting
For: (i) New Shares Arising From-the Conversion Or
Exercise of Any Convertible Securities Or Share
Options Or-vesting of Share Awards Which are
Outstanding Or Subsisting at the Time
This-resolution is Passed; and (ii) Any Subsequent
Bonus Issue Or Consolidation Or- Subdivision of
Shares; (3) in Exercising the Authority Conferred
by This-resolution, the Company Shall Comply with
the Provisions of the Listing-manual of the Sgx-st
for the Time Being in Force (unless Such Compliance
Has-been Contd                                      Non-Voting                Non-Voting
Contd Waived by the Sgx-st) and the Articles of
Association for the Time-being of the Company; and
(4) (unless Revoked Or Varied by the Company
In-general Meeting) the Authority Conferred by This
Resolution Shall Continue In- Force Until the
Conclusion of the Next Annual General Meeting of
the Company-or the Date by Which the Next Annual
General Meeting of the Company Is-required by Law
to be Held, Whichever is the Earlier                Non-Voting                Non-Voting
11 That Approval be and is Hereby Given to the
Directors To: (i) Grant Awards in Accordance with
the Provisions of the Singapore Technologies
Engineering Performance Share Plan 2010 (the
"psp2010") And/or the Singapore Technologies
Engineering Restricted Share Plan 2010 (the
"rsp2010") (the Psp2010 and the Rsp2010, Together
the "share Plans"); and (ii) Allot and Issue from


536




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Time to Time Such Number of Fully Paid Ordinary
    Shares in the Capital of the Company As May be
    Required to be Issued Pursuant to the Vesting of
    Awards Under the Psp2010 And/or the Rsp2010,
    Provided That the Aggregate Number of New Ordinary
    Shares Allotted and Issued And/or to be Allotted
    and Issued, When Aggregated with Existing Ordinary
    Shares (including Ordinary Shares Held in Treasury)
    Delivered And/or to be Delivered, Pursuant to the
    Share Plans Shall Contd                              Management  For           Voted - For
    Contd Not Exceed Eight Per Cent. of the Total
    Number of Issued Ordinary-shares in the Capital of
    the Company (excluding Treasury Shares) from Time
    To-time                                              Non-Voting                Non-Voting
Meeting Date: 24-Apr-13 Meeting Type: ExtraOrdinary General Meeting
1   The Proposed Renewal of the Shareholders Mandate     Management  For           Voted - For
2   The Proposed Renewal of the Share Purchase Mandate   Management  For           Voted - For
SINGAPORE TELECOMMUNICATIONS LTD, SINGAPORE
CUSIP: Y79985209
Meeting Date: 27-Jul-12 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Financial Statements for
    the Financial Year Ended 31 March 2012, the
    Directors' Report and the Auditors' Report Thereon   Management  For           Voted - For
2   To Declare A Final Dividend of 9.0 Cents Per Share
    in Respect of the Financial Year Ended 31 March 2012 Management  For           Voted - For
3   To Re-elect the Following Director Who Retires by
    Rotation in Accordance with Article 97 of the
    Company's Articles of Association and Who, Being
    Eligible, Offers Herself for Re-election: Ms Chua
    Sock Koong                                           Management  For           Voted - For
4   To Re-elect the Following Director Who Retires by
    Rotation in Accordance with Article 97 of the
    Company's Articles of Association and Who, Being
    Eligible, Offers Herself for Re-election: Mrs Fang
    Ai Lian                                              Management  For           Voted - For
5   To Re-elect the Following Director Who Retires by
    Rotation in Accordance with Article 97 of the
    Company's Articles of Association and Who, Being
    Eligible, Offers Himself for Re-election: Mr
    Kaikhushru Shiavax Nargolwala                        Management  For           Voted - For
6   To Re-elect the Following Director Who Retires by
    Rotation in Accordance with Article 97 of the
    Company's Articles of Association and Who, Being
    Eligible, Offers Himself for Re-election: Mr Ong
    Peng Tsin                                            Management  For           Voted - For
7   To Re-elect Mr Bobby Chin Yoke Choong Who Ceases to
    Hold Office in Accordance with Article 103 of the
    Company's Articles of Association and Who, Being
    Eligible, Offers Himself for Re-election             Management  For           Voted - For
8   To Approve Payment of Directors' Fees by the
    Company of Up to Sgd 2,710,000 for the Financial


537




    GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Year Ending 31 March 2013 (2012: Up to Sgd
    2,650,000; Increase: Sgd 60,000)                    Management  For           Voted - For
9   To Re-appoint Auditors and to Authorise the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
10  That Authority be and is Hereby Given to the
    Directors To: (i) (1) Issue Shares in the Capital
    of the Company ("shares") Whether by Way of Rights,
    Bonus Or Otherwise; And/or (2) Make Or Grant
    Offers, Agreements Or Options (collectively,
    "instruments") That Might Or Would Require Shares
    to be Issued, Including But Not Limited to the
    Creation and Issue of (as Well As Adjustments To)
    Warrants, Debentures Or Other Instruments
    Convertible Into Shares, at Any Time and Upon Such
    Terms and Conditions and for Such Purposes and to
    Such Persons As the Directors May in Their Absolute
    Discretion Deem Fit; and (ii) (notwithstanding the
    Authority Conferred by This Resolution May Have
    Ceased to be in Force) Issue Contd                  Management  For           Voted - For
    Contd Shares in Pursuance of Any Instrument Made Or
    Granted by the Directors-while This Resolution Was
    in Force, Provided That: (i) the Aggregate
    Number-of Shares to be Issued Pursuant to This
    Resolution (including Shares to Be-issued in
    Pursuance of Instruments Made Or Granted Pursuant
    to This-resolution) Does Not Exceed 50 Per Cent of
    the Total Number of Issued Shares-(excluding
    Treasury Shares) in the Capital of the Company (as
    Calculated In-accordance with Sub-paragraph (ii)
    Below), of Which the Aggregate Number Of-shares to
    be Issued Other Than on A Pro Rata Basis to
    Shareholders of The- Company (including Shares to
    be Issued in Pursuance of Instruments Made
    Or-granted Pursuant to This Resolution) Does Not
    Exceed 5 Per Cent of the Total-number of Issued
    Shares (excluding Treasury Shares) in the Capital
    of The- Company Contd                               Non-Voting                Non-Voting
    Contd (as Calculated in Accordance with Sub-
    Paragraph (ii) Below); (ii)-(subject to Such Manner
    of Calculation As May be Prescribed by the
    Singapore-exchange Securities Trading Limited
    ("sgx-st")) for the Purpose Of- Determining the
    Aggregate Number of Shares That May be Issued
    Under-sub-paragraph (i) Above, the Percentage of
    Issued Shares Shall be Based On-the Total Number of
    Issued Shares (excluding Treasury Shares) in the
    Capital-of the Company at the Time This Resolution
    is Passed, After Adjusting For:-(a) New Shares
    Arising from the Conversion Or Exercise of Any
    Convertible-securities Or Share Options Or Vesting
    of Share Awards Which are Outstanding-or Subsisting
    at the Time This Resolution is Passed; and (b) Any
    Subsequent- Bonus Issue Or Consolidation Or
    Sub-division of Shares; (iii) in Exercising-the
    Authority Contd                                     Non-Voting                Non-Voting


538




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Contd Conferred by This Resolution, the Company
    Shall Comply with The-provisions of the Listing
    Manual of the Sgx-st and the Rules of Any
    Other-stock Exchange on Which the Shares of the
    Company May for the Time Being Be-listed Or Quoted
    ("other Exchange") for the Time Being in Force
    (unless Such-compliance Has Been Waived by the
    Sgx-st Or, As the Case May Be, the Other-exchange)
    and the Articles of Association for the Time Being
    of the Company;-and (iv) (unless Revoked Or Varied
    by the Company in General Meeting) The-authority
    Conferred by This Resolution Shall Continue in
    Force Until The- Conclusion of the Next Annual
    General Meeting of the Company Or the Date By-which
    the Next Annual General Meeting of the Company is
    Required by Law to Be-held, Whichever is the Earlier Non-Voting                Non-Voting
11  That Approval be and is Hereby Given to the
    Directors to Grant Awards in Accordance with the
    Provisions of the Singtel Performance Share Plan
    ("share Plan") and to Allot and Issue from Time to
    Time Such Number of Shares in the Capital of the
    Company As May be Required to be Issued Pursuant to
    the Vesting of Awards Under the Share Plan,
    Provided That: (i) the Aggregate Number of New
    Shares to be Issued Pursuant to the Exercise of
    Options Granted Under the Singapore Telecom Share
    Option Scheme 1999 ("1999 Scheme") and the Vesting
    of Awards Granted Or to be Granted Under the Share
    Plan Shall Not Exceed 5 Per Cent of the Total
    Number of Issued Shares (excluding Treasury Shares)
    in the Capital of the Company from Time to Time;
    and (ii) the Aggregate Number of New Shares Under
    Awards to be Granted Pursuant to the Share Plan
    Contd                                                Management  For           Voted - For
    Contd During the Period Commencing from the Date of
    This Annual General-meeting of the Company and
    Ending on the Date of the Next Annual
    General-meeting of the Company Or the Date by Which
    the Next Annual General Meeting- of the Company is
    Required by Law to be Held, Whichever is the
    Earlier, Shall-not Exceed 0.5 Per Cent of the Total
    Number of Issued Shares (excluding-treasury Shares)
    in the Capital of the Company from Time to Time      Non-Voting                Non-Voting
Meeting Date: 27-Jul-12 Meeting Type: ExtraOrdinary General Meeting
1   The Proposed Renewal of the Share Purchase Mandate   Management  For           Voted - For
2   The Proposed Adoption of the Singtel Performance
    Share Plan 2012                                      Management  For           Voted - For
3   The Proposed Approval for Participation by the
    Relevant Person in the Singtel Performance Share
    Plan 2012 for the Purposes of the Listing Rules of
    Asx Limited                                          Management  For           Voted - For


539




                          GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SM INVESTMENTS CORP
CUSIP: Y80676102
Meeting Date: 25-Apr-13   Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    167295 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That This Meeting Mentions Dissenter's
    Rights, Please Refer to The-management Information
    Circular for Details                                Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolution 7 and
    'in Favor' Or 'abstain' Only for Resolution Numbers
    1.1-to 1.8. Thank You.                              Non-Voting                Non-Voting
1.1 Election of Director: Henry Sy, Sr.                 Management  For           Voted - For
1.2 Election of Director: Teresita T. Sy                Management  For           Voted - For
1.3 Election of Director: Henry T. Sy, Jr.              Management  For           Voted - For
1.4 Election of Director: Harley T. Sy                  Management  For           Voted - For
1.5 Election of Director: Jose T. Sio                   Management  For           Voted - For
1.6 Election of Director: Vicente S. Perez, Jr.
    (independent Director)                              Management  For           Voted - For
1.7 Election of Director: Ah Doo Lim (independent
    Director)                                           Management  For           Voted - For
1.8 Election of Director: Joseph R. Higdon (independent
    Director)                                           Management  For           Voted - For
2   Approval of Minutes of Previous Annual
    Stockholders' Meeting                               Management  For           Voted - For
3   Approval of Annual Report                           Management  For           Voted - For
4   Ratification of All Acts and Resolutions of the
    Board of Directors and Executive Officers           Management  For           Voted - For
5   Approval of the Increase in Authorized Capital
    Stock from P7,000,000,000 to P12,000,000,000 and
    the Amendment of Article Seven of the Amended
    Articles of Incorporation to Reflect the Capital
    Increase and Declaration of 25% Stock Dividend      Management  For           Voted - For
6   Election of Sycip Gorres Velayo & Co. As
    Independent Auditors                                Management  For           Voted - Against
7   At Their Discretion, the Proxies Named Above are
    Authorized to Vote Upon Such Other Matters As May
    Properly Come Before the Meeting                    Management  For           Voted - Against
TENAGA NASIONAL BHD, KUALA LUMPUR
CUSIP: Y85859109
Meeting Date: 18-Dec-12   Meeting Type: Annual General Meeting
O.1 To Receive the Audited Financial Statements for the
    Financial Year Ended 31 August 2012 Together with
    the Reports of the Directors and Auditors Thereon   Management  For           Voted - For
O.2 To Approve the Declaration of A Final Single-tier
    Dividend of 15.0 Sen Per Ordinary Share for the
    Financial Year Ended 31 August 2012                 Management  For           Voted - For


540




                          GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.3 To Approve the Payment of Directors' Fees of Rm
    1,140,000.00 for the Financial Year Ended 31 August
    2012                                                Management  For           Voted - For
O.4 To Re-elect the Following Director Who Retire in
    Accordance with Article 135 of the Company's
    Articles of Association: Dato' Fuad Bin Jaafar      Management  For           Voted - For
O.5 To Re-elect the Following Director Who Retire in
    Accordance with Article 135 of the Company's
    Articles of Association: Dato' Abd Manaf Bin Hashim Management  For           Voted - For
O.6 To Re-elect the Following Director Who Retire in
    Accordance with Article 135 of the Company's
    Articles of Association: Datuk Wira Ir. Azman Bin
    Mohd                                                Management  For           Voted - For
O.7 To Re-appoint the Following Director Who Retire in
    Accordance with Section 129(6) of the Companies
    Act, 1965 ("act") to Hold Office Until the
    Conclusion of the Next Annual General Meeting
    ("agm"): Tan Sri Leo Moggie                         Management  For           Voted - For
O.8 To Re-appoint the Following Director Who Retire in
    Accordance with Section 129(6) of the Companies
    Act, 1965 ("act") to Hold Office Until the
    Conclusion of the Next Annual General Meeting
    ("agm"): Tan Sri Dato' Seri Siti Norma Binti Yaakob Management  For           Voted - For
O.9 To Re-appoint Messrs PricewaterhouseCoopers, Having
    Consented to Act As Auditors of the Company, to
    Hold Office Until the Conclusion of the Next Agm
    and to Authorise the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
O.10 Specific Authority for the Directors to Issue
    Shares Pursuant to the Tnb Employees' Share Option
    Scheme II ("esos II")                               Management  For           Voted - For
O.11 Proposed Offer and Grant of Options to Datuk Wira
    Ir. Azman Bin Mohd                                  Management  For           Voted - For
O.12 Proposed Renewal of Authority for the Purchase by
    the Company of Its Own Shares                       Management  For           Voted - For
S.1 Proposed Amendments to the Articles of Association
    of the Company                                      Management  For           Voted - For
THE SIAM COMMERCIAL BANK PUBLIC CO LTD
CUSIP: Y7905M113
Meeting Date: 04-Apr-13   Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    164476 Due to Change in Vo-ting Status and Change
    in Agenda. All Votes Received on the Previous
    Meeting W-ill be Disregarded and You Will Need to
    Reinstruct on This Meeting Notice. Tha-nk You.      Non-Voting                Non-Voting
    In the Situation Where the Chairman of the Meeting
    Suddenly Change the Agenda-and/or Add New Agenda
    During the Meeting,we Will Vote That Agenda As
    Abstain.                                            Non-Voting                Non-Voting
1   To Acknowledge the Annual Report of the Board of
    Directors                                           Non-Voting                Non-Voting


541




                         GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Consider and Approve the Financial Statements
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3   To Consider and Approve the Allocation of Profit
    from the Bank's Operational Results for the Year
    2012 and the Dividend Payment of Thb 4.50 Per Share Management  For           Voted - For
4   To Consider and Approve the Directors' Remuneration
    for the Year 2013 and the Directors' Bonus Based on
    the Year 2012 Operational Results                   Management  For           Voted - Against
5.1 To Consider and Elect A Director in Replacement of
    Who Retires by Rotation: Mrs. Kannikar Chalitaporn  Management  For           Voted - For
5.2 To Consider and Elect A Director in Replacement of
    Who Retires by Rotation: Mr. Anand Panyarachun      Management  For           Voted - For
5.3 To Consider and Elect A Director in Replacement of
    Who Retires by Rotation: Prof. Vicharn Panich       Management  For           Voted - For
5.4 To Consider and Elect A Director in Replacement of
    Who Retires by Rotation: Mr. Chumpol Nalamlieng     Management  For           Voted - For
5.5 To Consider and Elect A Director in Replacement of
    Who Retires by Rotation: Mr. Prasan Chuaphanich     Management  For           Voted - For
5.6 To Consider and Elect A Director in Replacement of
    Who Retires by Rotation: Police General Adul
    Sangsingkeo                                         Management  For           Voted - For
6   Approve KPMG Poomchai Audit Co. Ltd. As Auditors
    and Authorize Board to Fix Their Remuneration       Management  For           Voted - For
7   To Consider and Approve the Amendment to Clause 4
    of the Bank's Memorandum of Association in Order
    for It to be in Line with the Conversion of
    Preferred Shares Into Ordinary Shares in the Year
    2012                                                Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification of Text in Resolutions-3 and 5.2.
    Thank You.                                          Non-Voting                Non-Voting
UNITED OVERSEAS BANK LTD, SINGAPORE
CUSIP: V96194127
Meeting Date: 25-Apr-13  Meeting Type: Annual General Meeting
1   To Receive the Financial Statements, the Directors'
    Report and the Auditors' Report for the Year Ended
    31 December 2012                                    Management  For           Voted - For
2   To Declare A Final One-tier Tax-exempt Dividend of
    40 Cents and A Special One-tier Tax-exempt Dividend
    of Ten Cents Per Ordinary Share for the Year Ended
    31 December 2012                                    Management  For           Voted - For
3   To Approve Directors' Fees of Sgd1,815,000 for 2012
    (2011: Sgd1,670,000)                                Management  For           Voted - For
4   To Approve A Fee of Sgd2,250,000 (2011:
    Sgd2,250,000) to the Chairman of the Bank, Dr Wee
    Cho Yaw, for the Period from January 2012 to
    December 2012                                       Management  For           Voted - Against
5   To Re-appoint Ernst & Young LLP As Auditors of the
    Company and Authorise the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
6   To Re-elect Mr Wee Ee Cheong As A Director          Management  For           Voted - For


542




    GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Re-elect Mr Franklin Leo Lavin As A Director     Management  For           Voted - For
8   To Re-elect Mr James Koh Cher Siang As A Director   Management  For           Voted - For
9   To Re-elect Mr Ong Yew Huat As A Director           Management  For           Voted - For
10  That Pursuant to Section 153(6) of the Companies
    Act, Chapter 50 of Singapore, Dr Wee Cho Yaw be and
    is Hereby Re-appointed As A Director of the Company
    to Hold Such Office Until the Next Annual General
    Meeting (agm) of the Company                        Management  For           Voted - For
11  That Pursuant to Section 153(6) of the Companies
    Act, Chapter 50 of Singapore, Professor Cham Tao
    Soon be and is Hereby Re- Appointed As A Director
    of the Company to Hold Such Office Until the Next
    Annual General Meeting (agm) of the Company         Management  For           Voted - For
12  That Authority be and is Hereby Given to the
    Directors To: (a) (i) Issue Ordinary Shares in the
    Capital of the Company (shares) Whether by Way of
    Rights, Bonus Or Otherwise; And/or (ii) Make Or
    Grant Offers, Agreements Or Options (collectively,
    Instruments) That Might Or Would Require Shares to
    be Issued, Including But Not Limited to the
    Creation and Issue of (as Well As Adjustments To)
    Warrants, Debentures Or Other Instruments
    Convertible Into Shares, at Any Time and Upon Such
    Terms and Conditions and for Such Purposes and to
    Such Persons As the Directors May in Their Absolute
    Discretion Deem Fit; and (b) (notwithstanding the
    Authority Conferred by This Resolution May Have
    Ceased to be in Force) Issue Shares in Pursuance of
    Any Instrument Made Or Granted by the Directors
    While This Resolution Was in Force, Provided That:
    Contd                                               Management  For           Voted - For
    Contd : (1) the Aggregate Number of Ordinary Shares
    to be Issued Pursuant To-this Resolution (including
    Shares to be Issued in Pursuance of
    Instruments-made Or Granted Pursuant to This
    Resolution) Does Not Exceed 50 Per Cent Of-the
    Total Number of Issued Shares, Excluding Treasury
    Shares, in the Capital-of the Company (as
    Calculated in Accordance with Paragraph (2) Below),
    Of-which the Aggregate Number of Shares to be
    Issued Other Than on A Pro-rata-basis to
    Shareholders of the Company (including Shares to be
    Issued In-pursuance of Instruments Made Or Granted
    Pursuant to This Resolution) Does-not Exceed 20 Per
    Cent of the Total Number of Issued Shares,
    Excluding-treasury Shares, in the Capital of the
    Company (as Calculated in Accordance- with
    Paragraph (2) Below); (2) (subject to Such Manner
    of Calculation As May-be Contd                      Non-Voting                Non-Voting
    Contd Prescribed by the Singapore Exchange
    Securities Trading Limited-(sgx-st)) for the
    Purpose of Determining the Aggregate Number of
    Shares That-may be Issued Under Paragraph (1)
    Above, the Percentage of Issued Shares-shall be
    Based on the Total Number of Issued Shares,
                                                        543





    GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Excluding Treasury-shares, in the Capital of the
    Company at the Time This Resolution is Passed,-
    After Adjusting For: (i) New Ordinary Shares
    Arising from the Conversion Or-exercise of Any
    Convertible Securities Or Share Options Or Vesting
    of Share-awards Which are Outstanding Or Subsisting
    at the Time This Resolution Is-passed; and (ii) Any
    Subsequent Bonus Issue, Consolidation Or
    Subdivision Of-shares; (3) in Exercising the
    Authority Conferred by This Resolution, The-company
    Shall Comply with the Provisions of the Listing
    Manual of the Sgx-st- for the Contd                 Non-Voting                Non-Voting
    Contd Time Being in Force (unless Such Compliance
    Has Been Waived by The-sgx-st) and the Articles of
    Association for the Time Being of the Company;-and
    (4) (unless Revoked Or Varied by the Company in A
    General Meeting) The- Authority Conferred by This
    Resolution Shall Continue in Force Until
    The-conclusion of the Next Agm of the Company Or
    the Date by Which the Next Agm-of the Company is
    Required by Law to be Held, Whichever is Earlier    Non-Voting                Non-Voting
13  That Authority be and is Hereby Given to the
    Directors to Allot and Issue from Time to Time Such
    Number of Ordinary Shares As May be Required to be
    Allotted and Issued Pursuant to the Uob Scrip
    Dividend Scheme                                     Management  For           Voted - For
14  That (a) Authority be and is Hereby Given to the
    Directors To: (i) Allot and Issue Any of the
    Preference Shares Referred to in Articles 7a, 7b,
    7c, 7d, 7e And/or 7f of the Articles of Association
    of the Company; And/or (ii) Make Or Grant Offers,
    Agreements Or Options That Might Or Would Require
    the Preference Shares Referred to in Sub-paragraph
    (i) Above to be Issued, at Any Time                 Management  For           Abstain
    Contd Authorised to Do All Such Things and Execute
    All Such Documents As They-may Consider Necessary
    Or Appropriate to Give Effect to This Resolution
    As-they May Deem Fit; and (c) (unless Revoked Or
    Varied by the Company in A- General Meeting) the
    Authority Conferred by This Resolution Shall
    Continue In-force Until the Conclusion of the Next
    Agm of the Company Or the Date By-which the Next
    Agm of the Company is Required by Law to be Held,
    Whichever Is-earlier                                Non-Voting                Non-Voting
15  That (a) for the Purposes of Sections 76c and 76e
    of the Companies Act, the Exercise by the Directors
    of the Company of All the Powers of the Company to
    Purchase Or Otherwise Acquire Issued Ordinary
    Shares in the Capital of the Company Not Exceeding
    in Aggregate the Maximum Limit (as Hereafter
    Defined) at Such Price Or Prices As May be
    Determined by the Directors from Time to Time Up to
    the Maximum Price (as Hereafter Defined), Whether
    by Way Of: (i) Market Purchase(s) (market Purchase)
    on the Sgx-st; And/or (ii) Off-market Purchase(s)
    (off- Market Purchase) (if Effected Otherwise Than


544




GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
on the Sgx-st) in Accordance with Any Equal Access
Scheme(s) As May be Determined Or Formulated by the
Directors As They Consider Fit, Which Scheme(s)
Shall Satisfy All the Conditions Prescribed by the
Companies Act, and Otherwise in Contd               Management  For           Voted - For
Contd Accordance with All Other Laws, Regulations
and Rules of the Sgx-st As-may for the Time Being
be Applicable, be and is Hereby Authorised
And-approved Generally and Unconditionally (the
Share Purchase Mandate); (b) The-authority
Conferred on the Directors Pursuant to the Share
Purchase Mandate-may be Exercised by the Directors
at Any Time and from Time to Time During-the Period
Commencing from the Date of the Passing of This
Resolution And- Expiring on the Earliest Of: (i)
the Date on Which the Next Agm of The-company is
Held Or Required by Law to be Held; (ii) the Date
on Which The- Purchases Or Acquisitions of Shares
Pursuant to the Share Purchase Mandate-are Carried
Out to the Full Extent Mandated; Or (iii) the Date
on Which The-authority Conferred by the Share
Purchase Mandate is Revoked Or Varied by
The-company Contd                                   Non-Voting                Non-Voting
Contd in A General Meeting; (c) in This Resolution
15: "relevant Period"-means the Period Commencing
from the Date on Which the Last Agm of The-company
Was Held and Expiring on the Date the Next Agm of
the Company is Held-or is Required by Law to be
Held, Whichever is the Earlier, After the Date
Of-this Resolution; "maximum Limit" Means That
Number of Shares Representing-five Per Cent of the
Total Number of Issued Shares (excluding Any
Shares-which are Held As Treasury Shares) As at the
Date of the Passing of This-resolution Unless the
Company Has Effected A Reduction of the Share
Capital-of the Company in Accordance with the
Applicable Provisions of the Companies-act, at Any
Time During the Relevant Period, in Which Event the
Issued Shares-shall be Taken to be the Total Number
of the Issued Shares As Altered by Such- Contd      Non-Voting                Non-Voting
Contd Capital Reduction (excluding Any Shares Which
are Held As Treasury-shares As at That Date); and
"maximum Price" in Relation to A Share to
Be-purchased Or Acquired, Means the Purchase Price
(excluding Brokerage,- Commission, Applicable Goods
and Services Tax and Other Related Expenses)-which
Shall Not Exceed: (i) in the Case of A Market
Purchase, 105 Per Cent Of-the Average Closing Price
of the Shares; and (ii) in the Case of
An-off-market Purchase, 110 Per Cent of the Average
Closing Price of the Shares,-where: "average
Closing Price" Means the Average of the Last Dealt
Prices Of-the Shares Over the Five Consecutive
Market Days on Which the Shares Were-transacted on
the Sgx-st Immediately Preceding the Date of the
Market-purchase by the Company Or, As the Case May


545




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Be, the Date of the Making of The-offer Pursuant to
    Contd                                               Non-Voting                Non-Voting
    Contd the Off-market Purchase, and Deemed to be
    Adjusted in Accordance With-the Listing Rules of
    the Sgx-st for Any Corporate Action Which Occurs
    After-the Relevant Five-day Period; and "date of
    the Making of the Offer" Means The-date on Which
    the Company Announces Its Intention to Make an
    Offer for An-off-market Purchase, Stating Therein
    the Purchase Price (which Shall Not Be-more Than
    the Maximum Price Calculated on the Foregoing
    Basis) for Each Share-and the Relevant Terms of the
    Equal Access Scheme for Effecting The-off-market
    Purchase; and (d) the Directors And/or Any of Them
    be and Are-hereby Authorised to Complete and Do All
    Such Acts and Things (including-executing Such
    Documents As May be Required) As They And/or He May
    Consider-expedient Or Necessary to Give Effect to
    the Transactions Contemplated And/or-contd          Non-Voting                Non-Voting
    Contd Authorised by This Resolution                 Non-Voting                Non-Voting
WILMAR INTERNATIONAL LTD
CUSIP: Y9586L109
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Audited Accounts for the
    Year Ended 31 December 2012 and the Reports of the
    Directors and Auditors Thereon                      Management  For           Voted - For
2   To Approve the Payment of A Proposed Final Tax
    Exempt (one-tier) Dividend of Sgd 0.03 Per Ordinary
    Share for the Year Ended 31 December 2012           Management  For           Voted - For
3   To Approve the Payment of Directors' Fees of Sgd
    605,000 for the Year Ended 31 December 2012 (2011:
    Sgd 605,000)                                        Management  For           Voted - For
4   To Re-elect the Following Director: Mr Kuok Khoon
    Chen (retiring by Rotation Under Article 99)        Management  For           Voted - For
5   To Re-elect the Following Director: Mr Kuok Khoon
    Ean (retiring by Rotation Under Article 99)         Management  For           Voted - For
6   To Re-elect the Following Director: Mr Martua
    Sitorus (retiring by Rotation Under Article 99)     Management  For           Voted - For
7   To Re-elect the Following Director: Mr Juan Ricardo
    Luciano (retiring Under Article 100)                Management  For           Voted - For
8   To Re-appoint, Pursuant to Section 153(6) of the
    Companies Act, Chapter 50 of Singapore ("act"), Mr
    Yeo Teng Yang, Who Will be Retiring Under Section
    153 of the Act, to Hold Office from the Date of
    This Annual General Meeting Until the Next Annual
    General Meeting                                     Management  For           Voted - For
9   To Re-appoint Ernst & Young LLP As Auditors of the
    Company and to Authorise the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
10  Renewal of Mandate for Interested Person
    Transactions                                        Management  For           Voted - For


546




                        GLOBAL X FTSE ASEAN 40 ETF
PROPOSAL                                               PROPOSED BY  MGT. POSITION REGISTRANT VOTED
11  Authority to Issue and Allot Shares in the Capital
    of the Company                                     Management   For           Voted - For
12  Authority to Grant Options and Issue and Allot
    Shares Under Wilmar Executives Share Option Scheme
    2009                                               Management   For           Voted - For
Meeting Date: 25-Apr-13 Meeting Type: ExtraOrdinary General Meeting
1   Proposed Renewal of Share Purchase Mandate         Management   For           Voted - For


547




                        GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALMACENES EXITO SA, COLOMBIA
CUSIP: P3782F107
Meeting Date: 19-Mar-13 Meeting Type: Ordinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    162347 Due to Change in Ty-pe of Resolution Number
    10. All Votes Received on the Previous Meeting Will
    Be-disregarded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You-.                    Non-Voting                Non-Voting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Election of the Commissioners to Count the Votes
    and to Draft, Approve and Sign the General Meeting
    Minutes                                             Management  For           Voted - For
4   Reading of the Annual Report from the Board of
    Directors and from the President                    Management  For           Voted - For
5   Presentation of the Individual and Consolidated
    General Purpose Financial Statements, and Their
    Attachments and Other Documents That are Legally
    Required, with A Cutoff Date of December 31, 2012   Management  For           Voted - For
6   Reading of the Reports from the Auditor             Management  For           Voted - For
7   Approval of the Management Report, of the Financial
    Statements with A Cutoff Date of December 31, 2012,
    Together with Their Attachments and Other Documents
    That are Legally Required                           Management  For           Abstain
8   Approval of an Action Plan for the Process of
    Convergence with the International Financial
    Reporting Standards, in Accordance with That Which
    is Required by Decree 2784 of December 28, 2012,
    and Circular Letter 010 of 2013 from the Financial
    Superintendency of Columbia                         Management  For           Abstain
9   Proposals from the Management, Plan for the
    Distribution of Profit. Proposal in Regard to
    Donations                                           Management  For           Voted - For
10  Proposals from the Shareholders                     Management  For           Voted - Against
BANCO DAVIVIENDA SA, BOGOTA
CUSIP: P0918Z130
Meeting Date: 19-Sep-12 Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Appointment of the Chairperson and Secretary of the
    Meeting                                             Management  For           Voted - For
4   Management Report from the Board of Directors and
    from the President                                  Management  For           Voted - For
5   Internal Control System Report                      Management  For           Voted - For
6   Corporate Governance Committee Report               Management  For           Voted - For
7   Opinion of the Auditor Regarding the Individual
    Financial Statements to June 30, 2012               Management  For           Abstain
8   Consideration of the Individual Financial
    Statements to June 30, 2012                         Management  For           Abstain


548




                             GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                 PROPOSED BY     MGT. POSITION REGISTRANT VOTED
9    Opinion of the Auditor Regarding the Consolidated
     Financial Statements to June 30, 2012               Management      For           Abstain
10   Consideration of the Consolidated Financial
     Statements to June 30, 2012                         Management      For           Abstain
11   Proposal for the Distribution of Profit             Management      For           Voted - For
12   Proposals and Various                               Management      For           Voted - Against
13   Appointment of the Committee Charged with Reviewing
     and Approving the Meeting Minutes                   Management      For           Voted - For
BOLSA DE VALORES DE COLOMBIA
CUSIP: P17326102
Meeting Date: 21-Dec-12      Meeting Type: ExtraOrdinary General Meeting
I    Verification of the Quorum                          Management      For           Voted - For
II   Chairperson and Secretary of the General Meeting    Management      For           Voted - For
III  Reading and Consideration of the Agenda             Management      For           Voted - For
IV   Designation of A Committee Charged with the
     Approval of the Minutes                             Management      For           Voted - For
V    Acceptance of the Resignation of A Member of the
     Board of Directors                                  Management      For           Voted - For
VI   Appointment of the Replacement for A Member of the
     Board of Directors                                  Management      For           Abstain
VII  Proposal Alternative Number 1, in the Event That
     the Resolution in Item Vi is Passed Unanimously by
     Those in Attendance, Election of Independent
     Members to the Board of Directors for the Period
     from December 2012 Through March 2013               Management      For           Abstain
VIII Proposal Alternative Number 2, in the Event That
     the Resolution in Item Vi is Not Passed Unanimously
     by Those in Attendance, Election of Members Who are
     Not Independent to the Board of Directors for the
     Period from December 2012 Through March 2013        Management      For           Abstain
Meeting Date: 22-Mar-13      Meeting Type: Ordinary General Meeting
I    Verification of the Quorum                          Management      For           Voted - For
II   Chairperson and Secretary of the General Meeting,
     Paragraph, Article 36 of the Corporate Bylaws       Management      For           Voted - For
III  Reading and Consideration of the Agenda             Management      For           Voted - For
IV   Designation of A Commission Charged with Approving
     the Minutes                                         Management      For           Voted - For
V    Approval of the Management Report from the Board of
     Directors and from the President of Bolsa De
     Valores De Colombia S.a                             Management      For           Voted - For
VI   Report from the Auditor                             Management      For           Voted - For
VII  Approval of the Financial Statements for the 2012
     Fiscal Year                                         Management      For           Voted - For
VIII Study and Approval of the Plan for the Distribution
     of Profit                                           Management      For           Voted - For
IX   Election of Independent Members of the Board of
     Directors for the Period from April 2013 to March
     2014                                                Management      For           Abstain


549




                        GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
X    Election of Members Who are Not Classified As
     Independent Members of the Board of Directors for
     the Period from April 2013 to March 2014            Management  For           Abstain
XI   Establishment of Compensation for the Board of
     Directors                                           Management  For           Abstain
XII  Election of an Auditor and Approval of the Budget
     Allocation for His Or Her Term in Office            Management  For           Voted - For
XIII Report on the Schedule for the Implementation of
     International Financial Reporting Standards, Ifrs   Management  For           Voted - For
XIV  That Which is Proposed by the Shareholders          Management  For           Voted - Against
CANACOL ENERGY LTD
CUSIP: 134808104
Meeting Date: 14-Dec-12 Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolutions "1, 4,
     5 and 6" and 'in Favor' Or 'abstain' Only
     For-resolution Numbers "2.a to 2.h and 3". Thank
     You.                                                Non-Voting                Non-Voting
1    Fixing the Number of Directors to be Elected at the
     Meeting at Eight                                    Management  For           Voted - For
2.a  Election of Charle Gamba As A Director of the
     Corporation                                         Management  For           Voted - For
2.b  Election of Michael Hibberd As A Director of the
     Corporation                                         Management  For           Voted - For
2.c  Election of Jason Bednar As A Director of the
     Corporation                                         Management  For           Voted - For
2.d  Election of Stuart Hensman As A Director of the
     Corporation                                         Management  For           Voted - For
2.e  Election of Luis Baena As A Director of the
     Corporation                                         Management  For           Voted - For
2.f  Election of Alvaro Barrera As A Director of the
     Corporation                                         Management  For           Voted - For
2.g  Election of David Winter As A Director of the
     Corporation                                         Management  For           Voted - For
2.h  Election of Dominic Dacosta As A Director of the
     Corporation                                         Management  For           Voted - For
3    The Appointment of Deloitte & Touche LLP, Chartered
     Accountants, As Auditors of the Corporation for the
     Ensuing Year and the Authorization of the Directors
     to Fix Their Remuneration As Such                   Management  For           Voted - For
4    Passing, with Or Without Variation, A Special
     Resolution, the Full Text of Which is Set Forth in
     the Information Circular - Proxy Statement of the
     Corporation Dated November 9, 2012 (the
     "information Circular"), to Approve an Amendment to
     the Articles of the Corporation to Permit Meetings
     of Shareholders of the Corporation to be Held
     Outside of Alberta, All As More Particularly
     Described in the Information Circular               Management  For           Voted - For
5    Passing, with Or Without Variation, A Special
     Resolution, the Full Text of Which is Set Forth in


550




                           GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Information Circular, to Approve, with Or
    Without Amendment, the Consolidation of All of the
    Issued and Outstanding Common Shares of the
    Corporation on the Basis of One (1) Post-
    Consolidation Share for Every 10 Pre- Consolidation
    Shares, All As More Particularly Described in the
    Information Circular                                Management  For           Voted - For
6   Passing, with Or Without Variation, A Special
    Resolution, the Full Text of Which is Set Forth in
    the Information Circular, to Approve, with Or
    Without Amendment, the Issuance of Such Number of
    Common Shares of the Corporation As are Required to
    Acquire All of the Outstanding Common Shares and
    Outstanding Preferred Shares of Shona Energy
    Company, Inc., All As More Particularly Described
    in the Information Circular                         Management  For           Voted - For
7   At the Discretion of the Said Proxyholders, Upon
    Any Amendment Or Variation of the Above Matters Or
    Any Other Matter That May be Properly Brought
    Before the Meeting Or Any Adjournment Thereof in
    Such Manner As Such Proxy, in Such Proxyholder's
    Sole Judgment, May Determine                        Management  For           Voted - Against
CELSIA S.A. E.S.P
CUSIP: P3774N100
Meeting Date: 19-Mar-13    Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Designation of A Committee to Approve and Sign the
    Minutes                                             Management  For           Voted - For
4   Reading of the Annual Report from the Board of
    Directors and from the President                    Management  For           Voted - For
5   Reading of the Reports from the Auditor             Management  For           Voted - For
6   Reading of the General Purpose Individual and
    Consolidated Financial Statements to December 31,
    2012                                                Management  For           Voted - For
7   Consideration of the Annual Report from the Board
    of Directors and the President, of the Reports from
    the Auditor and of the General Purpose Individual
    and Consolidated Financial Statements to December
    31, 2012                                            Management  For           Abstain
8   Reading and Consideration of the Plan for the
    Distribution of Profit                              Management  For           Voted - For
9   Reading and Consideration of A Donation to the
    Celsia Foundation                                   Management  For           Abstain
10  Presentation of the Action Plan for Convergence
    with the International Financial Reporting
    Standards, Or Ifrs                                  Management  For           Voted - For
11  Election of the Board of Directors and the
    Establishment of Compensation                       Management  For           Abstain
12  Election of the Auditor and Establishment of His Or
    Her Compensation                                    Management  For           Voted - For
13  Reading and Consideration of A Bylaws Amendment     Management  For           Voted - For
                                                        551





                            GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
14  Proposals and Various                               Management  For           Voted - Against
CEMENTOS ARGOS S.A.
CUSIP: ADPV14150
Meeting Date: 15-Mar-13     Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Designation of A Committee to Count the Votes and
    Approve and Sign the General Meeting Minutes        Management  For           Voted - For
4   Report from the Board of Directors and from the
    President                                           Management  For           Voted - For
5   Presentation of the Financial Statements to
    December 31, 2012                                   Management  For           Voted - For
6   Report from the Auditor                             Management  For           Voted - For
7   Approval of the Report from the Board of Directors
    and the President and of the Financial Statements
    to December 31, 2012                                Management  For           Abstain
8   Presentation and Approval of A Proposal for the
    Partial Amendment of the Corporate Bylaws           Management  For           Abstain
9   Proposal for the Issuance of Shares with A
    Preferred Dividend and Without Voting Rights,
    Delegation to the Board of Directors to Establish
    the Rules for Their Placement, As Well As of the
    Authorization to List Them with the National
    Securities and Issuers Registry and on the Columbia
    Stock Exchange                                      Management  For           Abstain
10  Presentation and Approval of the Plan for the
    Distribution of Profit                              Management  For           Voted - For
11  Report on the Plan for the Implementation of
    International Financial Reporting Standards, in
    Compliance with Decree 2784 December 28, 2012       Management  For           Voted - For
12  Election of an Auditor and Allocation of His Or Her
    Compensation                                        Management  For           Voted - For
13  Allocation of Compensation for the Board of
    Directors                                           Management  For           Abstain
14  Proposals and Various                               Management  For           Voted - Against
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 8. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy-form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
CEMEX LATAM HOLDINGS S.A
CUSIP: E28096100
Meeting Date: 15-May-13     Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be A-second Call on 16 May 2013.
    Consequently, Your Voting Instructions Will-remain
    Valid for All Calls Unless the Agenda is Amended.
    Thank You.                                          Non-Voting                Non-Voting


552




                        GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Examination and Approval, If Deemed Appropriate, of
    the Individual Annual Accounts and the Management
    Information of Cemex Latam Holdings, S.a., for the
    Fiscal Year That Ended on December 31, 2012         Management  For           Voted - For
2   Examination and Approval, If Deemed Appropriate, of
    the Activity of the Board of Directors During the
    Fiscal Year That Ended on December 31, 2012         Management  For           Voted - For
3   Examination and Approval, If Deemed Appropriate, of
    the Proposal for the Allocation of the Results for
    the Fiscal Year That Ended on December 31, 2012     Management  For           Voted - For
4   Approval of the Aggregate Amount of the Annual
    Compensation of the Board of Directors              Management  For           Voted - For
5   Delegation to the Board of Directors for the
    Acquisition of Shares of the Company by the Company
    Or Its Subsidiary Companies, Within the Limits and
    with the Requirements Established in the Corporate
    Law, Leaving Without Effect the Prior Resolutions
    Regarding the Same Matter                           Management  For           Voted - For
6   Delegation to the Board of Directors of the
    Authority to Issue Notes, Bonds, Preferred Shares,
    Commercial Papers and Other Fixed Income Securities
    Or Debt Instruments of an Analogous Nature, and
    Authorization for the Company to be Able to
    Guarantee Issuances of Securities Effectuated by
    Subsidiary Companies, Leaving Without Effect the
    Prior Resolutions Regarding the Same Matter         Management  For           Voted - For
7   Delegation to the Board of Directors, If It Finds
    It be Convenient, of the Authority to Increase the
    Share Capital Up to the Amount That is Stated by
    the General Meeting, One Or More Times, Within A
    Maximum Period of Five Years, in Accordance with
    That Which is Provided for in the Corporate Law,
    Leaving Without Effect the Previous Resolutions
    Regarding the Same Matter                           Management  For           Voted - For
8   Delegation of Authority for the Formalization,
    Correction, Registration and Execution of the
    Resolutions Passed by the General Meeting of
    Shareholders, Bringing About, If Deemed
    Appropriate, the Accessory Conditions of the Same
    and to Carry Out As Many Acts As May be Necessary
    Or Convenient for Their Execution                   Management  For           Voted - For
9   Drafting and Approval of the General Meeting
    Minutes by Any of the Means Established in Law      Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date from 09 May T-o 07 May 2013. If You
    Have Already Sent in Your Votes, Please Do Not
    Return Th-is Proxy Form Unless You Decide to Amend
    Your Original Instructions. Thank You-.             Non-Voting                Non-Voting
CORPORACION FINANCIERA COLOMBIANA SA
CUSIP: P3138W200
Meeting Date: 03-Sep-12 Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
                                                        553





                          GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Designation of the Committee for the Approval of
    the General Meeting Minutes                         Management  For           Voted - For
4   Report from the Board of Directors and from the
    President of the Corporation for the Fiscal Period
    of January Through June 2012                        Management  For           Voted - For
5   Individual and Consolidated Financial Statements
    with A Cutoff Date of June 2012                     Management  For           Voted - For
6   Reports from the Auditor Regarding the Financial
    Statements                                          Management  For           Voted - For
7   Approval of the Reports from the Management and of
    the Financial Statements                            Management  For           Abstain
8   Plan for the Distribution of Profit                 Management  For           Voted - For
9   Report from the Board of Directors Regarding the
    Functioning of the Internal Control System and
    Regarding the Work Conducted by the Audit Committee Management  For           Voted - For
10  Election of the Financial Consumer Ombudsman        Management  For           Abstain
11  Determination of Donations for 2012                 Management  For           Voted - For
12  Proposals and Various                               Management  For           Voted - Against
Meeting Date: 04-Mar-13   Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Designation of the Committee to Approve the Minutes
    of the General Meeting                              Management  For           Voted - For
4   Reports from the Board of Directors and from the
    President of the Corporation for the Period from
    July Through December 2012                          Management  For           Voted - For
5   Presentation of Individual and Consolidated
    Financial Statements with A Cutoff Date of December
    2012                                                Management  For           Voted - For
6   Reports from the Auditor Regarding the Financial
    Statements                                          Management  For           Voted - For
7   Approval of the Reports from the Management and of
    the Financial Statements                            Management  For           Abstain
8   Plan for the Distribution of Profit                 Management  For           Voted - For
9   Report from the Board of Directors Regarding the
    Functioning of the Internal Control System and
    Regarding the Work Done by the Audit Committee      Management  For           Abstain
10  Election of the Board of Directors and
    Establishment of Compensation                       Management  For           Abstain
11  Election of the Auditor and Establishment of the
    Compensation and Resources for His Or Her Term in
    Office                                              Management  For           Voted - For
12  Report Regarding the Action Plan for Convergence
    with the Ifrs, Decree 2784 of 2012                  Management  For           Abstain
13  Proposals and Various                               Management  For           Voted - Against
                                                        554





                          GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CORPORACION FINANCIERA COLOMBIANA SA
CUSIP: P3138W283
Meeting Date: 03-Sep-12   Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Designation of the Committee for the Approval of
    the General Meeting Minutes                         Management  For           Voted - For
4   Report from the Board of Directors and from the
    President of the Corporation for the Fiscal Period
    of January Through June 2012                        Management  For           Voted - For
5   Individual and Consolidated Financial Statements
    with A Cutoff Date of June 2012                     Management  For           Voted - For
6   Reports from the Auditor Regarding the Financial
    Statements                                          Management  For           Voted - For
7   Approval of the Reports from the Management and of
    the Financial Statements                            Management  For           Abstain
8   Plan for the Distribution of Profit                 Management  For           Voted - For
9   Report from the Board of Directors Regarding the
    Functioning of the Internal Control System and
    Regarding the Work Conducted by the Audit Committee Management  For           Voted - For
10  Election of the Financial Consumer Ombudsman        Management  For           Abstain
11  Determination of Donations for 2012                 Management  For           Voted - For
12  Proposals and Various                               Management  For           Voted - Against
Meeting Date: 04-Mar-13   Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Designation of the Committee to Approve the Minutes
    of the General Meeting                              Management  For           Voted - For
4   Reports from the Board of Directors and from the
    President of the Corporation for the Period from
    July Through December 2012                          Management  For           Voted - For
5   Presentation of Individual and Consolidated
    Financial Statements with A Cutoff Date of December
    2012                                                Management  For           Voted - For
6   Reports from the Auditor Regarding the Financial
    Statements                                          Management  For           Voted - For
7   Approval of the Reports from the Management and of
    the Financial Statements                            Management  For           Abstain
8   Plan for the Distribution of Profit                 Management  For           Voted - For
9   Report from the Board of Directors Regarding the
    Functioning of the Internal Control System and
    Regarding the Work Done by the Audit Committee      Management  For           Abstain
10  Election of the Board of Directors and
    Establishment of Compensation                       Management  For           Abstain
11  Election of the Auditor and Establishment of the
    Compensation and Resources for His Or Her Term in
    Office                                              Management  For           Voted - For
12  Report Regarding the Action Plan for Convergence
    with the Ifrs, Decree 2784 of 2012                  Management  For           Abstain
13  Proposals and Various                               Management  For           Voted - Against


555




                           GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ECOPETROL S A
CUSIP: 279158109 TICKER: EC
Meeting Date: 06-Dec-12    Meeting Type: Special
4   Approval of the Agenda                              Management  Against       Voted - For
5   Appointment of the President for the Meeting        Management  Against       Voted - For
6   Appointment of the Commission in Charge of
    Scrutinizing Elections and Polling                  Management  Against       Voted - For
7   Appointment of the Commission in Charge of
    Reviewing and Approving the Minutes of the Meeting  Management  Against       Voted - For
8   Election of the Board of Directors (originated in
    the Fourth Position Vacancy Due to the Recent
    Appointment of Mr. Federico Rengifo Velez As
    Minister of Mines and Energy)                       Management  Against       Voted - For
Meeting Date: 21-Mar-13    Meeting Type: Annual
4   Approval of the Agenda                              Management  For           Voted - For
5   Appointment of the Meeting's President              Management  For           Voted - For
6   Appointment of the Commission in Charge of
    Scrutinizing Elections and Polling                  Management  For           Voted - For
7   Appointment of the Commission in Charge of
    Reviewing and Approving the Minutes of the Meeting  Management  For           Voted - For
13  Approval of Reports Presented by the Management,
    and the External Auditor and Approval of Financial
    Statements                                          Management  For           Voted - For
14  Approval of Proposal for Dividend Distribution      Management  For           Voted - For
15  Election of the External Auditor and Assignment of
    Remuneration                                        Management  For           Voted - For
16  Election of the Board of Directors and Assignment
    of Remuneration                                     Management  For           Voted - For
17  Approval of Amendments of Ecopetrol S.a.'s Bylaws   Management  For           Voted - For
EMPRESA DE ENERGIA DE BOGOTA SA ESP, BOGOTA
CUSIP: P37100107
Meeting Date: 21-Mar-13    Meeting Type: Ordinary General Meeting
1   The National Anthem of the Republic of Colombia     Management  For           Voted - For
2   The Anthem of the City of Bogota, D.c               Management  For           Voted - For
3   Report on the Registration and Validation of
    Attendees. Verification of the Quorum               Management  For           Voted - For
4   Appointment of the Committee to Draft and Approve
    the Minutes of the General Meeting                  Management  For           Voted - For
5   Appointment of the Chairperson of the General
    Meeting                                             Management  For           Voted - For
6   A Few Words from the Chairperson of the General
    Meeting                                             Management  For           Voted - For
7   Good Governance Code Report                         Management  For           Voted - For
8   Consideration of the Annual Report, Special
    Business Group Report, Eeb and Consolidated
    Financial Statements, Report on the Financial
    Situation and Opinion of the Auditor for the Period
    from January 1 to December 31, 2012                 Management  For           Voted - For


556




                          GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   Consideration of the Plan for the Distribution of
    Profit and Payment of Dividends                     Management  For           Voted - For
10  Consideration of Investment Financing and Granting
    of Guarantees                                       Management  For           Abstain
11  Presentation of the Report Regarding the Process of
    Convergence with the International Financial
    Reporting Standards, Ifrs                           Management  For           Voted - For
12  Election of Members of the Board of Directors of
    the Empresa De Energia De Bogota S.a. E.s.p         Management  For           Abstain
13  Proposals and Various                               Management  For           Voted - Against
EMPRESA DE TELECOMUNICACIONES DE BOGOTA SA
CUSIP: P3711Z125
Meeting Date: 19-Mar-13   Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Election of the Chairperson and Secretary of the
    Meeting                                             Management  For           Voted - For
3   Reading and Consideration of the Agenda             Management  For           Voted - For
4   Designation of the Committee to Draft the Minutes   Management  For           Voted - For
5   Election of the Members of the Board of Directors   Management  For           Abstain
6   Reading and Consideration of the Annual Report from
    the Board of Directors and from the President of
    the Company for the 2012 Fiscal Year                Management  For           Voted - For
7   Reading of the Opinion from the Auditor Regarding
    the Financial Statements of the Company for the
    2012 Fiscal Year                                    Management  For           Voted - For
8   Reading and Approval of the Financial Statements of
    the Company for the 2012 Fiscal Year                Management  For           Abstain
9   Reading of the Opinion of the Auditor Regarding the
    Consolidated Financial Statements of the Company
    for the 2012 Fiscal Year                            Management  For           Voted - For
10  Reading and Approval of the Consolidated Financial
    Statements of the Company for the 2012 Fiscal Year  Management  For           Abstain
11  Plan for the Allocation and Distribution of Profit
    from 2012                                           Management  For           Voted - For
12  Consideration and Approval of the Merger Agreement
    Between Empresa De Telecomunicaciones De Bogota
    S.a. Esp and Ingelcom Ingenieria Electronica Y De
    Telecomunicaiones Sas                               Management  For           Abstain
13  The Shareholders Can Exercise the Right of
    Withdrawal in Accordance with That Which is
    Provided for in Articles 13 and 14 of Law 222 of
    1995                                                Management  For           Abstain
14  Election of the Auditing Firm                       Management  For           Voted - For
15  Presentation and Approval of the Amendment of the
    Corporate Bylaws                                    Management  For           Abstain
16  Proposals and Various                               Management  For           Voted - Against


557




                            GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GRUPO ARGOS SA
CUSIP: P0275K122
Meeting Date: 20-Mar-13     Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                          Management  For           Voted - For
2   Reading and Approval of the Agenda                  Management  For           Voted - For
3   Designation of the Committee to Approve the Minutes Management  For           Voted - For
4   Joint Annual Report from the Board of Directors and
    the President                                       Management  For           Voted - For
5   Presentation of the Financial Statements to
    December 31, 2012                                   Management  For           Voted - For
6   Report from the Auditor                             Management  For           Voted - For
7   Approval of the Joint Annual Report from the Board
    of Directors and the President and of the Financial
    Statements to December 31, 2012                     Management  For           Abstain
8   Presentation and Approval of the Plan for the
    Distribution of Profit                              Management  For           Voted - For
9   Approval of the Allocation for A Social Benefit     Management  For           Abstain
10  Presentation of the Action Plan for the Ifrs
    Convergence Process in Accordance with That Which
    is Established in Circular Letter Number 010 of
    2013, Issued by the Financial Superintendency       Management  For           Voted - For
11  Election of the Board of Directors                  Management  For           Abstain
12  Allocation of Compensation for the Members of the
    Board of Directors                                  Management  For           Abstain
13  Election of the Auditor                             Management  For           Voted - For
14  Allocation of Compensation for the Auditor          Management  For           Abstain
15  Presentation and Approval of an Amendment to the
    Corporate Bylaws                                    Management  For           Abstain
16  Proposals Presented by the Shareholders             Management  For           Voted - Against
GRUPO AVAL ACCIONES Y VALORES S.A
CUSIP: P4948U103
Meeting Date: 28-Sep-12     Meeting Type: Ordinary General Meeting
1   Quorum Verification                                 Management  For           Voted - For
2   Reading and Approval of the Points of the Day       Management  For           Voted - For
3   Designation of A Commission for the Approval of the
    Minutes                                             Management  For           Voted - For
4   Management Report from the Board of Directors and
    the General Manager                                 Management  For           Voted - For
5   Financial Statements, Individuals and Consolidated,
    As at June 30 of 2012                               Management  For           Voted - For
6   External Auditor Report                             Management  For           Voted - For
7   Consideration and Approval of Management Reports,
    Financial Statements and Other Annexes for the
    First Half of 2012                                  Management  For           Abstain
8   Presentation and Approval of the Profits
    Distribution                                        Management  For           Voted - For
9   Proposals and Others                                Management  For           Voted - Against
                                                        558





                           GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 22-Mar-13    Meeting Type: Ordinary General Meeting
1   Verification of the Quorum                           Management  For           Voted - For
2   Reading and Approval of the Agenda                   Management  For           Voted - For
3   Appointment of the Committee to Approve the General
    Meeting Minutes                                      Management  For           Voted - For
4   Annual Report from the Board of Directors and from
    the President                                        Management  For           Voted - For
5   Individual and Consolidated Financial Statements to
    December 31, 2012                                    Management  For           Abstain
6   Opinion of the Auditor                               Management  For           Voted - For
7   Consideration and Approval of the Annual Report, of
    the Financial Statements and Other Attachments for
    the Second Half of 2012                              Management  For           Abstain
8   The Study and Approval of the Plan for Distribution
    of Profit                                            Management  For           Voted - For
9   Election of A Board of Directors and Establishment
    of Compensation                                      Management  For           Abstain
10  Election of the Auditor and Establishment of His Or
    Her Compensation                                     Management  For           Voted - For
11  Proposals and Various                                Management  For           Voted - Against
GRUPO DE INVERSIONES SURAMERICANA SA, BOGOTA
CUSIP: P4950L108
Meeting Date: 21-Mar-13    Meeting Type: Ordinary General Meeting
1   Quorum Verification                                  Management  For           Voted - For
2   Appoint A Commission to Write Up the Minutes of the
    Proceedings                                          Management  For           Voted - For
3   Management Report by the Board and the Chairman      Management  For           Voted - For
4   Submit the Financial Statements As of 31 December
    2012                                                 Management  For           Voted - For
5   Report by the Comptroller                            Management  For           Voted - For
6   Approve the Reports Issued by the Board, the
    Chairman and the Comptroller, As Well As the
    Financial Statements As of 31 December 2012          Management  For           Voted - For
7   Submit and Approve the Proposed Distribution of
    Profits                                              Management  For           Voted - For
8   Set the Fees of the Board and the Comptroller for
    the Period 2013 to 2014                              Management  For           Abstain
9   Appointment of the Board for the Period 2013 to 2015 Management  For           Abstain
10  Amendment of the Articles of Association             Management  For           Voted - For
11  Other Proposals. Any Other Business                  Management  For           Voted - Against
GRUPO NUTRESA SA
CUSIP: P5041C114
Meeting Date: 22-Mar-13    Meeting Type: Ordinary General Meeting
1   Verification of the Quorum and Instatement of the
    General Meeting                                      Management  For           Voted - For
2   Designation of Commissioners to Approve and Sign
    the General Meeting Minutes                          Management  For           Voted - For


559




                        GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Reading of the Annual and Sustainability Report
    from the Board of Directors and from the President
    of the Company                                      Management  For           Voted - For
4   Presentation of the Financial Statements with A
    Cutoff Date of December 31, 2012                    Management  For           Voted - For
5   Reading of the Opinions from the Auditor Regarding
    the Financial Statements                            Management  For           Voted - For
6   Consideration of the Annual Report, of the
    Financial Statements and of the Opinions from the
    Auditor                                             Management  For           Voted - For
7   Consideration of the Plan for the Distribution of
    Profit                                              Management  For           Voted - For
8   Election of the Board of Directors and
    Establishment of Compensation                       Management  For           Abstain
9   Election of the Auditor and Establishment of
    Compensation                                        Management  For           Voted - For
10  Bylaws Amendments                                   Management  For           Voted - For
11  Committee Reports on the Plan for the
    Implementation of the Ifrs                          Management  For           Voted - For
12  Proposals                                           Management  For           Voted - Against
INTERCONEXION ELECTRICA SA ESP, BOGOTA
CUSIP: P5624U101
Meeting Date: 22-Mar-13 Meeting Type: Ordinary General Meeting
1   Election of the Chairperson of the General Meeting  Management  For           Voted - For
2   Report from the Secretary Regarding the Approval of
    Minutes 101 of March 30, 2012                       Management  For           Voted - For
3   Election of the Committee to Approve the Minutes
    and Count the Votes                                 Management  For           Voted - For
4   A Few Words from the Minister of Mines and Energy,
    Mr. Federico Renjifo Velez                          Management  For           Voted - For
5   Greetings from the Chairperson of the Board of
    Directors and Reading of the Report from the Board
    of Directors Regarding Its Operation                Management  For           Voted - For
6   2012 Annual Report, Board of Directors and General
    Manager                                             Management  For           Voted - For
7   Report from the Board of Directors and from the
    General Manager Regarding Compliance with and
    Development of the Good Governance Code             Management  For           Voted - For
8   Reading and Presentation of the Isa and
    Consolidated Financial Statements to December 31,
    2012                                                Management  For           Voted - For
9   Reading of the Opinion from the Auditor             Management  For           Voted - For
10  Approval of the Isa and Consolidated Financial
    Statements to December 31, 2012                     Management  For           Abstain
11  Approval of the Plan for the Distribution of Profit
    from the 2012 Fiscal Year and Reserve Amount        Management  For           Voted - For
12  Election of the Auditor and Allocation of
    Compensation                                        Management  For           Voted - For
13  Election of the Board of Directors                  Management  For           Abstain
14  Various                                             Management  For           Voted - Against


560




                           GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ISAGEN SA
CUSIP: P5892H105
Meeting Date: 19-Mar-13    Meeting Type: Ordinary General Meeting
1   Verification of the Quorum and Approval of the
    Agenda                                              Management  For           Voted - For
2   Election of the Chairperson of the General Meeting  Management  For           Voted - For
3   Report from the Secretary of the General Meeting
    Regarding the Approval of Minutes Number 31 from
    March 27, 2012                                      Management  For           Voted - For
4   Election of the Commission for the Approval of the
    Minutes                                             Management  For           Voted - For
5   Greetings from the Minister of Mines and Energy     Management  For           Voted - For
6   Greetings from the Chairperson of the Board of
    Directors, Report Regarding the Operation of the
    Same and the Fulfillment of Other Good Governance
    Practices                                           Management  For           Voted - For
7   Annual Report for 2012                              Management  For           Voted - For
8   Report from the Representatives of the Minority
    Shareholders                                        Management  For           Voted - For
9   Consideration of the Financial Statements with A
    Cutoff Date of December 31, 2012                    Management  For           Voted - For
10  Reading of the Opinion from the Auditor             Management  For           Voted - For
11  Approval of the Financial Statements with A Cutoff
    Date of December 31, 2012, and Other Documents That
    are Required by Law                                 Management  For           Voted - For
12  Proposal for the Distribution of Profit             Management  For           Voted - For
13  Proposal for Amendments to the Bylaws and to the
    General Meeting Rules                               Management  For           Voted - For
14  Election of the Board of Directors                  Management  For           Abstain
15  Proposal for the Election of the Auditor            Management  For           Abstain
16  Various                                             Management  For           Voted - Against
PACIFIC RUBIALES ENERGY CORP, TORONTO ON
CUSIP: 69480U206
Meeting Date: 30-May-13    Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.12 and 3". Thank You.             Non-Voting                Non-Voting
1   To Set the Number of Directors at Twelve (12)       Management  For           Voted - For
2.1 Election of Director: Jose Francisco Arata          Management  For           Voted - For
2.2 Election of Director: Miguel De La Campa            Management  For           Voted - For
2.3 Election of Director: German Efromovich             Management  For           Voted - For
2.4 Election of Director: Serafino Iacono               Management  For           Voted - For
2.5 Election of Director: Augusto Lopez                 Management  For           Voted - For
2.6 Election of Director: Hernan Martinez               Management  For           Voted - For
2.7 Election of Director: Dennis Mills                  Management  For           Voted - For
2.8 Election of Director: Ronald Pantin                 Management  For           Voted - For
2.9 Election of Director: Victor Rivera                 Management  For           Voted - For


561




                            GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.1  Election of Director: Miguel Rodriguez              Management  For           Voted - For
2.11 Election of Director: Francisco Sole                Management  For           Voted - For
2.12 Election of Director: Neil Woodyer                  Management  For           Voted - For
3    Appointment of Ernst & Young LLP As Auditors of the
     Corporation for the Ensuing Year and Authorizing
     the Directors to Fix Their Remuneration             Management  For           Voted - Against
4    To Ratify, Confirm, Authorize and Approve the
     Advance Notice Policy, As Described in the
     Management Proxy Circular Dated April 25, 2013      Management  For           Voted - For
TABLEMAC S.A.
CUSIP: P8902H107
Meeting Date: 22-Mar-13     Meeting Type: Ordinary General Meeting
1    Verification of the Quorum                          Management  For           Voted - For
2    Reading and Approval of the Agenda                  Management  For           Voted - For
3    Designation of the Secretary of the Meeting         Management  For           Voted - For
4    Appointment of the Committee to Approve and Sign
     the Minutes                                         Management  For           Voted - For
5    Reading and Approval of the Annual Report from the
     Board of Directors and from the Manager             Management  For           Voted - For
6    Presentation of the Opinion from the Auditor
     Regarding the Financial Statements to December 31,
     2012                                                Management  For           Voted - For
7    Reading and Approval of the General-purpose
     Financial Statements with Their Notes to December
     31, 2012                                            Management  For           Abstain
8    Presentation and Approval of the Plan for the
     Distribution of Profit                              Management  For           Voted - For
9    Proposals from the Shareholders                     Management  For           Voted - Against
TEXTILES FABRICATO TEJICONDOR SA
CUSIP: P9138V100
Meeting Date: 21-Mar-13     Meeting Type: Ordinary General Meeting
1    Verification of the Quorum                          Management  For           Voted - For
2    Reading and Approval of the Agenda                  Management  For           Voted - For
3    Appointment of the Chairperson and Secretary of the
     Meeting                                             Management  For           Voted - For
4    Appointment of the Commissioners to Review, Approve
     and Sign the Minutes                                Management  For           Voted - For
5    Reading of the Annual Report from the Board of
     Directors and the President                         Management  For           Voted - For
6    Presentation of the Individual and Consolidated
     Financial Statements with A Cutoff Date of December
     31 2012, and Other Information Required by Law      Management  For           Voted - For
7    Reading of the Report from the Auditor              Management  For           Voted - For
8    Consideration and Approval of the Annual Report,
     Individual and Consolidated Financial Statements
     and Report from the Auditor                         Management  For           Abstain
9    Report on Losses                                    Management  For           Voted - For
                                                         562





    GLOBAL X FTSE COLOMBIA 20 ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
10  Appointment of the Board of Directors and
    Establishment of Compensation                      Management  For           Abstain
11  Establishment of the Compensation of the Auditor   Management  For           Abstain
12  Presentation of an Action Plan for the Process of
    Converging with the International Financial
    Reporting Standards, Ifrs                          Management  For           Voted - For
13  Reading and Consideration of the Bylaws Amendments Management  For           Abstain
14  Proposals from the Shareholders                    Management  For           Voted - Against


563




                        GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALPHA BANK SA, ATHENS
CUSIP: X1687N119
Meeting Date: 03-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-a Repetitive Meeting on 14
    Dec 2012 at 10:00 and B Repetitive Meeting on
    27-dec 2012 at 10:00. Also, Your Voting
    Instructions Will Not be Carried Over To-the Second
    Call. All Votes Received on This Meeting Will be
    Disregarded And-you Will Need to Reinstruct on the
    Repetitive Meeting. Thank You                       Non-Voting                Non-Voting
1   Issuance by the Bank, and Private Placement with
    Credit Agricole S.a. Or A Company Affiliated
    Thereto, of A Bond Loan, in Paper Form, of Total
    Principal Amounting Up to Euro 150 Million,
    Convertible by the Bondholder Into Common Voting
    Shares of the Bank and Redeemable by the Latter,
    Upon Cancellation of the Pre-emption Rights of the
    Existing (common and Preferred) Shareholders of the
    Bank. Grant of Authority to the Board of Directors
    of the Bank to Issue and Place, As Well As to Agree
    on the Specific Terms Of, the Bond Loan and Perform
    the Requisite Juridical Or Other Acts               Management  For           Voted - For
2   Delegation of Authority, in Accordance with
    Articles 13 Para. 1 Case (b) and 3a Para. 3 Section
    First of Codified Law 2190/1920, As the Case May
    Be, by the General Meeting to the Board of
    Directors of the Bank: (i) to Increase the Share
    Capital of the Bank, Through the Issuance and
    Distribution of New Shares, the Amount Whereof
    Shall be Paid in Cash And/or by Contribution in
    Kind, and (ii) to Issue One Or More Bonds
    Convertible Into Bank Shares                        Management  For           Voted - For
Meeting Date: 14-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be A-repetitive Meeting on 27
    Dec 2012. Also, Your Voting Instructions Will Not
    Be-carried Over to the Second Call. All Votes
    Received on This Meeting Will Be-disregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting. Thank-you                                  Non-Voting                Non-Voting
1   Issuance by the Bank, and Private Placement with
    Credit Agricole S.a. Or A Company Affiliated
    Thereto, of A Bond Loan, in Paper Form, of Total
    Principal Amounting Up to Euro 150 Million,
    Convertible by the Bondholder Into Common Voting
    Shares of the Bank and Redeemable by the Latter,
    Upon Cancellation of the Pre-emption Rights of the
    Existing (common and Preferred) Shareholders of the
    Bank. Grant of Authority to the Board of Directors
    of the Bank to Issue and Place, As Well As to Agree
    on the Specific Terms Of, the Bond Loan and Perform
    the Requisite Juridical Or Other Acts               Management  For           Voted - For


564




                         GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
2   Delegation of Authority, in Accordance with
    Articles 13 Para. 1 Case (b) and 3a Para. 3 Section
    First of Codified Law 2190/1920, As the Case May
    Be, by the General Meeting to the Board of
    Directors of the Bank: (i) to Increase the Share
    Capital of the Bank, Through the Issuance and
    Distribution of New Shares, the Amount Whereof
    Shall be Paid in Cash And/or by Contribution in
    Kind, and (ii) to Issue One Or More Bonds
    Convertible Into Bank Shares                        Management   For           Voted - For
Meeting Date: 27-Dec-12  Meeting Type: ExtraOrdinary General Meeting
    This is A Postponement of the Meeting Held on 14
    Dec 2012 and Clients are Requ-ired to Submit New
    Voting Instructions.                                Non-Voting                 Non-Voting
1   Issuance by the Bank, and Private Placement with
    Credit Agricole S.a. Or A Company Affiliated
    Thereto, of A Bond Loan, in Paper Form, of Total
    Principal Amounting Up to Euro 150 Million,
    Convertible by the Bondholder Into Common Voting
    Shares of the Bank and Redeemable by the Latter,
    Upon Cancellation of the Pre-emption Rights of the
    Existing (common and Preferred) Shareholders of the
    Bank. Grant of Authority to the Board of Directors
    of the Bank to Issue and Place, As Well As to Agree
    on the Specific Terms Of, the Bond Loan and Perform
    the Requisite Juridical Or Other Acts               Management   For           Voted - For
2   Delegation of Authority, in Accordance with
    Articles 13 Para. 1 Case (b) and 3a Para. 3 Section
    First of Codified Law 2190/1920, As the Case May
    Be, by the General Meeting to the Board of
    Directors of the Bank: (i) to Increase the Share
    Capital of the Bank, Through the Issuance and
    Distribution of New Shares, the Amount Whereof
    Shall be Paid in Cash And/or by Contribution in
    Kind, and (ii) to Issue One Or More Bonds
    Convertible Into Bank Shares                        Management   For           Voted - For
Meeting Date: 21-Jan-13  Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be A Fi-rst Iterative Egm on 26
    Jan 2013, and If No Quorum is Achieved, A Second
    Itera-tive Egm on 31 Jan 2013. Also, Your Voting
    Instructions Will Not be Carried Ov-er to the
    Second Call. All Votes Received on This Meeting
    Will be Disregarded-and You Will Need to Reinstruct
    on the Iterative Meetings. Thank You                Non-Voting                 Non-Voting
1   Issuance by the Bank and Private Placement with the
    Hellenic Financial Stability Fund (the "fund"), in
    Application (inter Alia) of L. 3864/2010 and
    Cabinet Act 38/2012, of Unsecured, Perpetual and
    Subordinated Bonds, Contingently Convertible Into
    Common Shares of the Bank with Voting Rights, and
    Redeemable by the Bank of A Total Principal Amount
    Up to Euro 2,000 Million, Payable by the Fund by
    Contribution in Kind of Financial Instruments Held


565




                           GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
    by the Fund. Grant of Authorisation to the Board of
    Directors of the Bank to Execute the Agreements on
    the Specific Terms of the Said Bond Loan and
    Perform the Requisite Acts for the Issuance and
    Placement of the Bonds                              Management     For           Voted - For
Meeting Date: 26-Jan-13    Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an A-repetitive Meeting on 31
    Jan 2013. Also, Your Voting Instructions Will Not
    Be-carried Over to the Second Call. All Votes
    Received on This Meeting Will be D-isregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting. Thank Yo-u.                                Non-Voting                   Non-Voting
1   Issuance by the Bank and Private Placement with the
    Hellenic Financial Stability Fund (the "fund"), in
    Application (inter Alia) of L. 3864/2010 and
    Cabinet Act 38/2012, of Unsecured, Perpetual and
    Subordinated Bonds, Contingently Convertible Into
    Common Shares of the Bank with Voting Rights, and
    Redeemable by the Bank of A Total Principal Amount
    Up to Euro 2,000 Million, Payable by the Fund by
    Contribution in Kind of Financial Instruments Held
    by the Fund. Grant of Authorisation to the Board of
    Directors of the Bank to Execute the Agreements on
    the Specific Terms of the Said Bond Loan and
    Perform the Requisite Acts for the Issuance and
    Placement of the Bonds                              Management     For           Voted - For
Meeting Date: 31-Jan-13    Meeting Type: ExtraOrdinary General Meeting
    Please Note That This Meeting of 31 Jan 2013 Will
    Only Take Place If Quorum Is-not Reached on the 26
    Jan 2013 Meeting.                                   Non-Voting                   Non-Voting
1   Issuance by the Bank and Private Placement with the
    Hellenic Financial Stability Fund (the "fund"), in
    Application (inter Alia) of L. 3864/2010 and
    Cabinet Act 38/2012, of Unsecured, Perpetual and
    Subordinated Bonds, Contingently Convertible Into
    Common Shares of the Bank with Voting Rights, and
    Redeemable by the Bank of A Total Principal Amount
    Up to Euro 2,000 Million, Payable by the Fund by
    Contribution in Kind of Financial Instruments Held
    by the Fund. Grant of Authorisation to the Board of
    Directors of the Bank to Execute the Agreements on
    the Specific Terms of the Said Bond Loan and
    Perform the Requisite Acts for the Issuance and
    Placement of the Bonds                              Management     For           Voted - For
Meeting Date: 06-Apr-13    Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an A-repetitive Meeting on 11
    Apr 2013 (and A Third Call on 16 Apr 2013). Also,
    Yo-ur Voting Instructions Will Not be Carried Over
    to the Second Call. All Votes-received on This
    Meeting Will be Disregarded and You Will Need to
    Reinstruct O-n the Repetitive Meeting. Thank You    Non-Voting                   Non-Voting


566




                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                 PROPOSED BY  MGT. POSITION REGISTRANT VOTED
1.a. Increase of the Nominal Value of Each Common Share
     with Voting Rights Issued by the Bank, by Way of
     Decrease of Their Number, Due to Reverse Split      Management   For           Voted - For
1.b. Increase of the Bank's Share Capital by Way of
     Change of the Nominal Value of the Common Shares
     (as Formed Under A), by Way of Capitalisation of
     Part of Article 4 Para. 4a of Codified Law
     2190/1920, in Order To, Inter Alia, Form an Even
     Replacement Ratio of the Number of Common Shares
     with Voting Rights with the Old Nominal Value to
     the Shares with the New Nominal Value               Management   For           Voted - For
1.c. Decrease of the Bank's Common Share Capital,
     Pursuant to Article 4 Para. 4a of Codified Law
     2190/1920, by Way of Decrease of the Nominal Value
     of the Common Shares with Voting Rights (as is
     Formed As A Result of the Above) and Credit with
     the Amount of Difference Thereof to the Special
     Reserve of the Said Article                         Management   For           Voted - For
2    Raising of Capital by the Bank, According to Law
     3864/2010, by the Increase of Its Share Capital
     Through Payment in Cash And/or Contribution in
     Kind. Restriction of the Pre-emption Rights of the
     Holders of Common Shares and Cancellation of the
     Pre-emption Rights of the Holder of Preference
     Shares, on the Share Capital Increase in Cash. for
     the Remainder, Granting of Pre-emption Rights for
     Old Holders of Common Shares, Along with Their
     Right Also to Express Interest for
     Pre-subscription. Issuance and Distribution by the
     Bank of New Common Dematerialised Shares with
     Voting Rights. Amendment of Article 5 of the
     Articles of Incorporation. Provision to the Board
     of Directors of the Bank of the Power to Specify
     the Terms of the Share Capital Increase (including
     the Power Under Article 13 Para. 6 of Codified Law
     2190/1920 to Determine the Offer Price of the New
     Shares) and Provide for Similar Issues Related to
     the Capital Increase                                Management   For           Voted - For
Meeting Date: 11-Apr-13   Meeting Type: ExtraOrdinary General Meeting
     Please Note in the Event the Meeting Does Not Reach
     Quorum, There Will be an A-repetitive Meeting on 16
     Apr 2013. Also, Your Voting Instructions Will Not
     Be-carried Over to the Second Call. All Votes
     Received on This Meeting Will be D-isregarded and
     You Will Need to Reinstruct on the Repetitive
     Meeting. Thank Yo-u                                 Non-Voting                 Non-Voting
1    (a) Increase of the Nominal Value of Each Common
     Share with Voting Rights Issued by the Bank, by Way
     of Decrease of Their Number, Due to Reverse Split,
     (b) Increase of the Bank's Share Capital by Way of
     Change of the Nominal Value of the Common Shares
     (as Formed Under A), by Way of Capitalisation of
     Part of Article 4 Para. 4a of Codified Law
     2190/1920, in Order To, Inter Alia, Form an Even
     Replacement Ratio of the Number of Common Shares


567




                              GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                      PROPOSED BY                                 MGT. POSITION REGISTRANT VOTED
    with Voting Rights with the Old Nominal Value to
    the Shares with the New Nominal Value (c) Decrease
    of the Bank's Common Share Capital, Pursuant to
    Article 4 Para. 4a of Codified Law 2190/1920, by
    Way of Decrease of the Nominal Value of the Common
    Shares with Voting Rights (as is Formed As A Result
    of the Above) and Credit with the Amount of
    Difference Thereof to the Special Reserve of the
    Said Article, Amendment of Article 5 of the
    Articles of Incorporation Management                                  For           Voted - For
2   Raising of Capital by the Bank, According to Law
    3864/2010, by the Increase of Its Share Capital
    Through Payment in Cash And/or Contribution in
    Kind. Restriction of the Pre-emption Rights of the
    Holders of Common Shares and Cancellation of the
    Pre-emption Rights of the Holder of Preference
    Shares, on the Share Capital Increase in Cash. for
    the Remainder, Granting of Pre-emption Rights for
    Old Holders of Common Shares, Along with Their
    Right Also to Express Interest for
    Pre-subscription. Issuance and Distribution by the
    Bank of New Common Dematerialised Shares with
    Voting Rights. Amendment of Article 5 of the
    Articles of Incorporation. Provision to the Board
    of Directors of the Bank of the Power to Specify
    the Terms of the Share Capital Increase (including
    the Power Under Article 13 Para. 6 of Codified Law
    2190/1920 to Determine the Offer Price of the New
    Shares) and Provide for Similar Issues Related to
    the Capital Increase      Management                                  For           Voted - For
Meeting Date: 16-Apr-13       Meeting Type: ExtraOrdinary General Meeting
1   (a) Increase of the Nominal Value of Each Common
    Share with Voting Rights Issued by the Bank, by Way
    of Decrease of Their Number, Due to Reverse Split,
    (b) Increase of the Bank's Share Capital by Way of
    Change of the Nominal Value of the Common Shares
    (as Formed Under A), by Way of Capitalisation of
    Part of Article 4 Para. 4a of Codified Law
    2190/1920, in Order To, Inter Alia, Form an Even
    Replacement Ratio of the Number of Common Shares
    with Voting Rights with the Old Nominal Value to
    the Shares with the New Nominal Value (c) Decrease
    of the Bank's Common Share Capital, Pursuant to
    Article 4 Para. 4a of Codified Law 2190/1920, by
    Way of Decrease of the Nominal Value of the Common
    Shares with Voting Rights (as is Formed As A Result
    of the Above) and Credit with the Amount of
    Difference Thereof to the Special Reserve of the
    Said Article, Amendment of Article 5 of the
    Articles of Incorporation Management                                  For           Voted - For
2   Raising of Capital by the Bank, According to Law
    3864/2010, by the Increase of Its Share Capital
    Through Payment in Cash And/or Contribution in
    Kind. Restriction of the Pre-emption Rights of the
    Holders of Common Shares and Cancellation of the


568




                         GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Pre-emption Rights of the Holder of Preference
    Shares, on the Share Capital Increase in Cash. for
    the Remainder, Granting of Pre-emption Rights for
    Old Holders of Common Shares, Along with Their
    Right Also to Express Interest for
    Pre-subscription. Issuance and Distribution by the
    Bank of New Common Dematerialised Shares with
    Voting Rights. Amendment of Article 5 of the
    Articles of Incorporation. Provision to the Board
    of Directors of the Bank of the Power to Specify
    the Terms of the Share Capital Increase (including
    the Power Under Article 13 Para. 6 of Codified Law
    2190/1920 to Determine the Offer Price of the New
    Shares) and Provide for Similar Issues Related to
    the Capital Increase                                Management  For           Voted - For
Meeting Date: 29-Jun-13  Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-a Repetitive Meeting on 10
    Jul 2013. Also, Your Voting Instructions Will
    Not-be Carried Over to the Second Call. All Votes
    Received on This Meeting Will-be Disregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting.-thank You                                  Non-Voting                Non-Voting
1   Submission for Approval of the Annual Financial
    Statements As at 31.12.2012, Together with the
    Relevant Reports of the Board of Directors and the
    Certified Auditors                                  Management  For           Voted - For
2   Discharge of the Board of Directors and the
    Certified Auditors from Any Liability               Management  For           Voted - For
3   Election of KPMG Certified Auditors Ae As Certified
    Auditors, with Marios T. Kyriacou and Charalambos
    G. Syrounis As Regular and Nikolaos Ch. Tsiboukas
    and Ioannis A. Achilas As Alternate, for the
    Financial Year 2013 and Approval of Their
    Remuneration                                        Management  For           Voted - For
4   Approval of the Members of the Board of Directors
    Fees                                                Management  For           Voted - For
5   Approval of the Actions, Statements and Juridical
    Acts to Date of the Members of the Boards of
    Directors of Alpha Bank and Emporiki Bank, of Their
    Agents and Proxies, for Purposes of the Merger of
    the Above Banks, by Absorption of the Latter by the
    Former. Discharge of the Said Persons, As Well As
    of the Certified Auditors, from Any Liability with
    Regard to the Merger                                Management  For           Voted - For
6   Grant of Authority, Under Article 23, Para. 1 of
    Codified Law 2190/1920, to the Members of the Board
    of Directors, the General Management, As Well As to
    Managers, to Participate in the Boards of Directors
    Or the Management of Companies Having Similar
    Purposes                                            Management  For           Voted - For


569




                        GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
COCA-COLA HBC AG, ZUG
CUSIP: H1512E100
Meeting Date: 19-Jun-13 Meeting Type: ExtraOrdinary General Meeting
    Part 1 of This Meeting is for Registration Only. If
    You Wish to Submit A Vote-or A Meeting Attendance
    on Part 2 of the Meeting, This Can Only be
    Processed B-y the Sub-custodian If You First Vote
    in Favour of the Registration in Part 1- Below by
    Voting in Favour of the Below Resolution, You are
    Authorising Broadri-dge to Ask Your Sub-custodian
    to Register the Shares. Although Blocking of Reg-
    Istered Shares is Not A Legal Requirement in the
    Swiss Market, Specific Polici-es at the Individual
    Sub-custodians May Vary. Depending on Sub-custodian
    Pract-ices, Shares May Remain Registered Until
    Meeting Date+1. De-registration Proce-dures May
    Vary and Therefore Shares May Not Always be
    Available for Trading. P-lease Contact Your Client
    Service Representative If You Have Any Concerns.    Non-Voting                Non-Voting
    Part 2 of This Meeting is for Voting on Agenda and
    Meeting Attendance Requests-only. Please Ensure
    That You Have First Voted in Favour of the
    Registration O-f Shares in Part 1 of the Meeting.
    Although Blocking of Registered Shares is N-ot A
    Legal Requirement in the Swiss Market, Specific
    Policies at the Individua-l Sub-custodians May
    Vary. Upon Receipt of the Vote Instruction, It is
    Possibl-e That A Marker May be Placed on Your
    Shares to Allow for Reconciliation and
    R-e-registration Following A Trade.if You Have
    Concerns Regarding Your Accounts,- Please Contact
    Your Client Representative.                         Non-Voting                Non-Voting
1   Advisory Non-binding Vote on the 2012 Consolidated
    Financial Statements of Coca-cola Hellenic Bottling
    Company S.a. and Its Subsidiaries                   Management  For           Voted - For
2   Approval of the Unconsolidated Interim Financial
    Statements of Coca-cola Hbc Ag As of 30 April 2013  Management  For           Voted - For
3   Appropriation of Reserves / Declaration of Dividend Management  For           Voted - For
4   Election of One New Member of the Board of
    Directors: Stefan F. Heidenreich                    Management  For           Voted - For
5   Change of Registered Office of Coca-cola Hbc Ag     Management  For           Voted - For
    Please Note That Due to the Transfer to Escrow
    Requirement, Shares Will be Blo-cked for Cdi
    Holders Only.                                       Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Change
    in Record Date from 17 June-to 14 June 2013. If You
    Have Already Sent in Your Votes, Please Do Not
    Return-this Proxy Form Unless You Decide to Amend
    Your Original Instructions. Thank Y-ou.             Non-Voting                Non-Voting
                                                        570





                            GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY     MGT. POSITION REGISTRANT VOTED
DUTY FREE SHOPS (FOLLI FOLLIE GROUP), ATTICA
CUSIP: X1890Z115
Meeting Date: 06-Dec-12     Meeting Type: ExtraOrdinary General Meeting
1   Decision for the Detachment of Duty Free Shops to
    the Public Sector                                   Management      For           Voted - For
2   Approval for the Above Action                       Management      For           Voted - For
3   Authorization to Bod Members to Act for the Above   Management      For           Voted - For
4   Approval of the Financial Reports of Company's
    Assets                                              Management      For           Voted - For
5   Approval of Bod's Decision Regarding the Detachment
    and the Relevant Transfer of the 51 Per Cent of
    Duty Free Shops to Dufry Ag                         Management      For           Voted - For
6   Approval to Guarantee the Shares of Duty Free Shops
    to Financial Institutes                             Management      For           Voted - For
7   Modification of Articles 1 and 2 of Company's
    Association                                         Management      For           Voted - For
8   Various Issues and Announcements                    Management      For           Voted - Against
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an A-repetitive Meeting on 17
    Dec 2012 and A B Repetitive Meeting on 28 Dec
    2012.-also, Your Voting Instructions Will Not be
    Carried Over to the Second Call. Al-l Votes
    Received on This Meeting Will be Disregarded and
    You Will Need to Rein-struct on the Repetitive
    Meeting. Thank You                                  Non-Voting                    Non-Voting
    Please Note That This is A Revision Due to Addition
    of Comment. If You Have Al-ready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Deci-de to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                    Non-Voting
Meeting Date: 14-Jun-13     Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an "-a" Repetitive Meeting on
    25 June 2013. Also, Your Voting Instructions Will
    Not-be Carried Over to the Second Call. All Votes
    Received on This Meeting Will B-e Disregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting. Thank-you                                  Non-Voting                    Non-Voting
1   Submission and Approval of the Annual Consolidated
    and Company's Financial Statements Following the
    Recital of the Management Report of the Board of
    Directors and of the Audit Certificate by the
    Company's Statutory Auditor Accountant for the
    Fiscal Year 2012                                    Management      For           Voted - For
2   Approval for the Appropriation of the Net Profits
    After Taxes for the Fiscal Year 2012 and Approval
    for the Non-distribution of Dividends to the
    Shareholders                                        Management      For           Voted - For
3   Discharge of the Members of the Company's Board of
    Directors and of the Company's Statutory Auditors
    from Any Liability for Their Activity During the
    Fiscal Year Ended on 31.12.2012                     Management      For           Voted - For


571




                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Election of One Ordinary and One Substitute
    Statutory Auditors for the Fiscal Year 2013         Management  For           Voted - For
5   Approval of Payments to the Members of the Board of
    Directors for the Fiscal Year 2012 and Pre Approval
    of Fees for the Fiscal Year 2013                    Management  For           Abstain
6   Approval for Authorization to the Board of
    Directors, According to Article 23a of Law
    2190.1920, for the Granting of Guarantees and Cash
    Facility and the Realization of Share Capital
    Increase of the Affiliated Companies, According to
    Par. 5 of Article 42e of Law 2190.1920              Management  For           Abstain
7   Amendment of Article 9 of the Articles of
    Association Under the Title "election and
    Composition of the Board of Directors", While Also
    Article 17 of the Articles of Association of the
    Company Under the Title "invitation Agenda of the
    General Meeting of Shareholders"                    Management  For           Abstain
8   Approval of A Share Back Scheme                     Management  For           Abstain
9   Various Announcements, Approvals and Decisions      Management  For           Voted - Against
    Please Note That This is A Revision Due to
    Modification in Quorum Comment. If-you Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    Form Unle-ss You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
ELLAKTOR SA, ATHENS
CUSIP: X1959E102
Meeting Date: 27-Jun-13   Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-a Repetitive Meeting on 08
    Jul 2013 and A B Repetitive Meeting on 22 Jul-2013.
    Also, Your Voting Instructions Will Not be Carried
    Over to the Second-call. All Votes Received on This
    Meeting Will be Disregarded and You Will-need to
    Reinstruct on the Repetitive Meeting. Thank You     Non-Voting                Non-Voting
1   Submission of the Annual Financial Statements and
    the Annual Consolidated Financial Statements for
    the Year Ended on 31.12.2012, Together with the
    Relevant Director and Certified Auditor Accountant
    Reports, for Approval                               Management  For           Voted - For
2   Release of the Board of Directors and the Certified
    Auditor Accountant from All Liability to
    Compensation with Regard to the Company's
    Management and the Financial Statements for 2011,
    Respectively                                        Management  For           Voted - For
3   Approval of Fees and Remunerations, Which Had Been
    Paid, to Members of the Board of Directors,
    Pursuant to Article 24 2 of Codified Law 2190.1920,
    for Fiscal Year 2012 and Preliminary Approval of
    Relevant, Which Will be Paid, for the Current Year
    2013, for the Same Reason                           Management  For           Abstain


572




                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
4   Election of One Ordinary and One Replacement
    Certified Auditor Accountant to Perform the Audit
    for Fiscal Year 2013, and Determination of Fees     Management    For           Voted - For
5   Authorisation, Pursuant to Article 23 1 of Codified
    Law 2190.1920, to Members of the Board of Directors
    and Company Managers to Participate in Boards of
    Directors Or in the Management of Group Companies
    Or of Other Companies, Even If Pursuing Similar
    Objectives                                          Management    For           Voted - For
6   Authorisation, Pursuant to Article 23 A 2 of
    Codified Law 2190.1920, to Enter Into, Extend Or
    Renew Contracts Made Between the Company and Its
    Affiliates, Within the Meaning of Article 42 E 5 of
    Codified Law 2190.1920                              Management    For           Abstain
7   Election of New Bod, Determination of Independent
    Members, According to C.l. 3016/2002, and Co's
    Statue                                              Management    For           Abstain
8   Election of Audit Committee Members According to
    Article 37 of C.l. 3696.2008                        Management    For           Abstain
9   Renewal, Pursuant to Article 13 Par. 1 Section. C
    Cl 2190.1920, of the Authorizations of the Bod to
    Issue Bonds Pursuant to the Provisions of Paragraph
    2 of Article 1 of Law 3156.2003                     Management    For           Abstain
10  Renewal, Pursuant to Article 13 Par. 1 Section. C
    Cl 2190.1920, of the Authorizations of the Bod to
    Increase Co's Share Capital                         Management    For           Abstain
11  Various Announcements                               Management    For           Voted - For
EUROBANK ERGASIAS S.A., ATHENS
CUSIP: X1898P101
Meeting Date: 30-Apr-13   Meeting Type: ExtraOrdinary General Meeting
1   Reduction in the Ordinary Share Capital of the Bank
    Through Simultaneous (i) Increase in the Nominal
    Value of Each Common Registered Voting Share of the
    Bank and Reduction in the Aggregate Number of Such
    Shares by Means of A Reverse Split, and (ii)
    Reduction in the Nominal Value of Each Common
    Voting Share of the Bank As It Stands After the
    Reverse Split, in Order to Form an Equivalent
    Special Reserve, As Per Article 4.4a of the
    Companies Act. Amendment of the Banks Articles of
    Association. Granting of Authorities                Management    For           Voted - For
2   Issuance, in Implementation of Law 3864/2010 and
    Council of Ministers Act 38/2012 and Pursuant to
    the Provisions Thereof, of Contingent Convertible
    Bonds of Unspecified Maturity, Convertible Into
    Common, Dematerialized, Registered Voting Shares of
    the Bank, with A Redemption Option by the Bank, of
    Up to Eur 1,700 Million (to be Determined by the
    Bank of Greece), to be Paid by Contribution in
    Kind, Offering Them Through Private Placement.
    Granting of Authorities to the Board of Directors
    of the Bank to Carry Out the Actions Required to
    Issue and Offer the Bonds As Per the Terms for


573




                        GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Covering the Share Capital Increase As Described in
    Agenda Item 3 Below                                 Management  For           Voted - For
3   Increase in the Share Capital of the Bank to Raise
    Funds of Up to Eur 5,839 Million by Issuing New
    Common Registered Voting Shares, in Accordance with
    Law 3864/2010, Through Payment in Cash And/or
    Contribution in Kind with Pre-emption Rights for
    the Existing Shareholders in Respect of the Part of
    the Increase That May be Covered by Cash.
    Cancellation of the Pre-emption Rights of
    Preference Shareholders of the Bank in the Said
    Increase. Granting of Authorities to the Board of
    Directors to Determine the Offer Price of the New
    Shares (pursuant to Article 13.6 of the Companies
    Act), and to Specify the Terms of the Said Share
    Capital Increase. Amendment of the Banks Articles
    of Association                                      Management  For           Voted - For
4   Announcement of the Election of New Members of the
    Board of Directors in Replacement of the Resigned
    Ones                                                Management  For           Voted - For
EUROBANK ERGASIAS S.A., ATHENS
CUSIP: X1898P135
Meeting Date: 27-Jun-13 Meeting Type: Ordinary General Meeting
1   Financial Statements for the Year Ended 31 December
    2012. Directors' and Auditors' Reports              Management  For           Voted - For
2   Discharge of the Board of Directors and the
    Auditors from All Responsibility for
    Indemnification in Relation to the Financial Year
    2012                                                Management  For           Voted - For
3   Appointment of Auditors for the Financial Year 2013
    and Determination of Their Fees                     Management  For           Voted - For
4   Appointment of New Board of Directors Due to the
    Expiration of the Term of the Current Board,
    Designation of the Independent Non-executive
    Members of the Board and Appointment of the Members
    of the Audit Committee                              Management  For           Abstain
5   Approval of the Remuneration of Directors and
    Agreements in Accordance with Articles 23a and 24
    of Company Law 2190/1920                            Management  For           Abstain
6   Increase of the Bank's Share Capital Up to the Sum
    of 580 Million Euro by Payment in Cash and the
    Issue Via Private Placement of New Common Shares to
    the Holders of Five Series of Hybrid Instruments
    (lower Tier 1-series A, B, C, D and E) and One
    Series of Subordinated Debt Instruments (lower Tier
    2), with Abolition of the Pre-emptive Rights in
    Favour of Existing Common and Preferred
    Shareholders. Amendment of the Articles of
    Association of the Bank                             Management  For           Voted - For


574




                        GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GREEK ORGANISATION OF FOOTBALL PROGNOSTICS SA OPAP
CUSIP: X3232T104
Meeting Date: 06-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is A Postponement of the
    Meeting Held on 26 Mar 2013                         Non-Voting                Non-Voting
1   Announcement of the Election of the Executive
    Members of the Board of Director-s Who Will Replace
    Members Who Have Resigned                           Non-Voting                Non-Voting
2   Ratification of the Audit Committee Members'
    Replacement, According to Article 37 of L.3693/2008 Management  For           Voted - For
3   Approval of the Draft Agreement, Between "opap
    S.a." and "intralot S.a. Integrated Information
    Systems and Gaming Services Company" for the
    "commissioning, Installation and Transition to
    Production Operations of All Necessary Equipment
    Regarding A New Operational System to Support All
    of the Company's Games. the Agreement Will Also
    Cover the Transition of "opap S.a.'s" Existing
    Operations to the New Operational System and Will
    Provide Preventive and Corrective Maintenance
    Services As Well As Technical Support for Procured
    Equipment and Software."                            Management  For           Voted - For
Meeting Date: 21-Jun-13 Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-a Repetitive Meeting on 05
    Jul 2013. Also, Your Voting Instructions Will
    Not-be Carried Over to the Second Call. All Votes
    Received on This Meeting Will-be Disregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting.-thank You                                  Non-Voting                Non-Voting
1   Submission and Approval of the Board of Director's
    Reports and Auditor's Reports for the Company's
    Annual Financial Statements for the 13th Fiscal
    Year Commencing on January 1st, 2012 Until December
    31st, 2012                                          Management  For           Voted - For
2   Submission and Approval of the Company's Corporate
    and Consolidated Financial Statements for the 13th
    Fiscal Year Commencing on January 1st, 2012 Until
    December 31st, 2012                                 Management  For           Voted - For
3   Approval of Earnings Distribution for the 13th
    Fiscal Year Commencing on January 1st, 2012 Until
    December 31st, 2012                                 Management  For           Voted - For
4   Discharge of the Members of the Board of Directors
    As Well As the Auditors from Any Liability for
    Indemnity with Respect to the 13th Fiscal Year
    Commencing on January 1st, 2012 Until December
    31st, 2012 and Approval of the Administrative and
    Representation Acts of the Board of Directors       Management  For           Voted - For
5   Approval of Remuneration and Compensation Payments
    for the Board of Directors Members for Their
    Attendance and Participation on the Board of
    Directors, for the 13th Fiscal Year Commencing on
    January 1st, 2012 Until December 31st, 2012         Management  For           Voted - For
                                                        575





                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
6   Preliminary Approval of Remuneration and
    Compensation Payments to the Members of the Board
    of Directors of the Company for the Current 14th
    Fiscal Year Commencing on January 1st, 2013 Until
    December 31st, 2013                                 Management    For           Voted - For
7   Nomination of Regular and Substitute Certified
    Auditors Accountants for the Current 14th Fiscal
    Year Commencing on January 1st, 2013 Until December
    31st, 2013 and the Determination of Their Fees      Management    For           Voted - For
8   Granting Permission to the Gm Pursuant to Article
    23a,par 4 of the Codified Law 2190/1920             Management    For           Voted - For
9   Granting Permission, Pursuant to Article 23a,
    Paragraph 1 of the Codified Law 2190/1920, to
    Members of the Board of Directors and Officers of
    the Company's Departments and Divisions for Their
    Participation and Rendering of Their Services in
    the Boards of Directors Or in the Management of the
    Group's Companies and Associate Companies for the
    Purposes As Set Out in Article 42e Paragraph 5, of
    the Codified Law 2190/1920                          Management    For           Voted - For
10  Various Announcements                               Management    For           Voted - For
HELLENIC PETROLEUM S.A., ATHENS
CUSIP: X3234A111
Meeting Date: 29-Jan-13   Meeting Type: ExtraOrdinary General Meeting
1   Amendment of Articles 8, 9 Par. 3, 14 Par.1 Point C
    and 20 Par.8 of the Company's Articles of
    Association                                         Management    For           Voted - For
2   Granting of A Special Permission Provided by
    Article 23a C.l. 2190.1920 for the Execution of an
    Agreement Between Hellenic Petroleum S.a. and A
    Member of Its Board of Directors                    Management    For           Voted - Against
Meeting Date: 27-Jun-13   Meeting Type: Ordinary General Meeting
1   Management Review of the 37th Corporate Fiscal Year
    1.1.2012-31.12.2012 and Submission of the Board of
    Directors' Management Report As Well As the
    Certified Auditors Report for the Annual Financial
    Statements in Accordance with the International
    Financial Reporting Standards, Including the
    Group's Consolidated Financial Statements, for
    Fiscal Year 2012                                    Management    For           Voted - For
2   Approval of the Company's Financial Statements and
    the Group's Consolidated Financial Statements, in
    Accordance with the International Financial
    Reporting Standards, Together with Relevant Reports
    for Fiscal Year 2012                                Management    For           Voted - For
3   Profit Distribution Approval                        Management    For           Voted - For
4   Acquittal of the Board of Directors Members and
    Auditors from Any Liability for Compensation for
    Fiscal Year 2012, Pursuant to Article 35 of
    Codified Law 2190/1920                              Management    For           Voted - For


576




                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
5   Election of Board of Directors, Pursuant to the
    Article 20 of the Company's Articles of Association Management    For           Abstain
6   Approval of Remuneration and Fees to the Members of
    the Board of Directors for 2012 and Determination
    of 2013 Remuneration and Fees                       Management    For           Voted - For
7   Approval of Remuneration to the Chairman of the
    Board of Directors and the Chief Executive Officer
    for 2012 and Determination of Their Remuneration
    for 2013                                            Management    For           Voted - For
8   Appointment of Certified Auditors for Fiscal Year
    2013, in Accordance with the Provisions of the
    Company's Articles of Association and Determination
    of Their Remuneration                               Management    For           Voted - For
9   Granting of the Special Permission Provided by
    Article 23a C.l. 2190/1920 for the Extension of the
    Duration of the Memorandum of Understanding Between
    "hellenic Petroleum S.a.", the Hellenic Republic
    and the "hellenic Republic Asset Development Funds
    S.a." for the Joint Sale of Their Participations in
    Depa Group                                          Management    For           Voted - For
Meeting Date: 27-Jun-13   Meeting Type: Special General Meeting
1   Election of Two Representatives of Minority
    Shareholders at the Bod of the Company, According
    to Articles 20 and 21                               Management    For           Abstain
HELLENIC TELECOMMUNICATIONS ORGANIZATIONS S.A., AT
CUSIP: X3258B102
Meeting Date: 20-Dec-12   Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an A-repetitive Meeting on 09
    Jan 2013 and B Repetitive Meeting on 22 Jan 2013.
    Al-so, Your Voting Instructions Will Not be Carried
    Over to the Second Call. All-votes Received on This
    Meeting Will be Disregarded and You Will Need to
    Reinst-ruct on the Repetitive Meeting. Thank You    Non-Voting                  Non-Voting
1   Granting by the General Shareholders Meeting
    Special Permission, Pursuant to Article 23a of
    C.l.2190/1920, for Entering Into the Separate
    Agreements Service Arrangements Between Ote S.a.
    and Ote Group Companies on the One Hand and
    Deutsche Telekom Dtag and Dtag Group Companies on
    the Other Hand for the Rendering for Year 2013 of
    Specific Services Within the Framework of the
    Framework Cooperation and Service Agreement /
    Assignment of Relevant Powers                       Management    For           Voted - For
2   Approval of the Amendment of Article 2 Object of
    the Company's Articles of Incorporation in Force    Management    For           Voted - For
3   Approval for the Continuation of the Insurance
    Coverage of the Company's Directors and Officers
    Against Liabilities Incurred in the Exercise of
    Their Competences, Duties and Functions, for the
    Time Period from 1.1.2013 Until 31.7.2013 and
    Assignment of Power to Sign It                      Management    For           Voted - For


577




                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
4   Announcement of the Election of A New Board Member,
    in Replacement of A Resigned Member, in Accordance
    with Article 9, Par. 4 of the Company's Articles of
    Incorporation                                       Management    For           Voted - For
5   Miscellaneous Announcements                         Management    For           Voted - For
Meeting Date: 26-Jun-13   Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-"a" Repetitive Meeting on
    10 Jul 2013 and A "b" Repetitive Meeting on 24
    Jul-2013. Also, Your Voting Instructions Will Not
    be Carried Over to the Second-call. All Votes
    Received on This Meeting Will be Disregarded and
    You Will-need to Reinstruct on the Repetitive
    Meeting. Thank You.                                 Non-Voting                  Non-Voting
1   Accept Financial Statements and Statutory Reports   Management    For           Voted - For
2   Approve Discharge of Board and Auditors             Management    For           Voted - Against
3   Approve Director Remuneration                       Management    For           Voted - For
4   Approve Auditors and Fix Their Remuneration         Management    For           Voted - For
5   Approve Director Liability Contracts                Management    For           Abstain
6   Approve Ceo Contract and Remuneration               Management    For           Voted - For
7   Amend the Terms of Contract Signed Between
    Executive Director and Company                      Management    For           Voted - For
8   Amend Stock Option Plan                             Management    For           Voted - For
9   Approve Use of Reserves for Participation of
    Company in Realization of Business Plans            Management    For           Voted - For
10  Amend Company Articles: Paragraph 3 (a) of Article
    8 (board of Directors) of the Company's Articles of
    Incorporation by Adding Item (ix)                   Management    For           Voted - For
11  Approve Share Buyback                               Management    For           Voted - For
12  Ratify Director Appointment                         Management    For           Voted - For
13  Various Announcements                               Management    For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Article Number in Res. 1-0. If You Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    For-m Unless You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                  Non-Voting
JUMBO SA, MOSCHATO
CUSIP: X4114P111
Meeting Date: 25-Jul-12   Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-"a" Repetitive Egm on 07
    Aug 2012 And, If the "a" Repetitive Egm Does Not-
    Reach Quorum, A "b" Repetitive Egm on 21 Aug 2012.
    Also, Your Voting- Instructions Will Not be Carried
    Over to the Second and Third Calls. All-votes
    Received on This Meeting Will be Disregarded and
    You Will Need To-reinstruct on the Repetitive
    Meetings. Thank You                                 Non-Voting                  Non-Voting
1   Approval of the Reduction of the Company's Share
    Capital by the Equivalent of Eur 27,292,132.77


578




                        GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Through A Reduction in the Nominal Value of the
    129,962,537 Shares of the Company by Eur 0.21 Per
    Share and Return of the Amount Eur 0.21 Per Share
    of the Capital Reduction to Its Shareholders in
    Cash. Amendment of Par A Article 5 of the Articles
    of Association of the Company Concerning the Share
    Capital                                             Management  For           Voted - For
Meeting Date: 01-Nov-12 Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-"a" Repetitive Meeting on
    14 Nov 2012 at 1600 and A "b" Repetitive Meeting
    On-27 Nov 2012 at 1600. Also, Your Voting
    Instructions Will Not be Carried Over-to the All
    Calls. All Votes Received on This Meeting Will be
    Disregarded And-you Will Need to Reinstruct on the
    Repetitive Meeting. Thank You.                      Non-Voting                Non-Voting
1   Submission for Approval of the Annual Consolidated
    and Company's Financial Statements of the Fiscal
    Year from 01.07.2011 to 30.06.2012, Which Were
    Established in Compliance with the International
    Accounting Standards Along with the Board of
    Director S Annual Report, the Corporate Governance
    Statement, the Explanatory Report of the Board of
    Directors According to Articles 11a of the Law
    3371/2005, Article 4 of the Law 3556/2007 and the
    Law 3873/2010, the Notes to the Financial
    Statements and the Independent Auditors Report      Management  For           Voted - For
2   Submission for Approval of the Distribution of
    Profits for the Closing Fiscal Year from 01.07.2011
    to 30.06.2012 and Make A Decision Regarding the Non
    Distribution of Dividend                            Management  For           Voted - For
3   Release of the Members of the Board of Directors
    and the Auditors of the Company from Any Liability
    for Compensation for Their Activity During the
    Fiscal Year from 01.07.2011 to 30.06.2012           Management  For           Voted - For
4   Appointment of Audit Firm for the Financial Year
    from 01.07.2012 to 30.06.2013 and Approval of Their
    Fees                                                Management  For           Voted - For
5   Final Approval of Fees for Some of the Members of
    the Board of Directors for the Fiscal Year from
    01.07.2011 to 30.06.2012                            Management  For           Voted - For
6   Pre Approval of Fees for Some of the Members of the
    Board of Directors for the Fiscal Year from
    01.07.2012 to 30.06.2013                            Management  For           Voted - For
MARFIN INVESTMENT GROUP HOLDING SA, ATHENS
CUSIP: X5188E106
Meeting Date: 12-Jul-12 Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-a Repetitive Meeting on 26
    Jul 2012. Also, Your Voting Instructions Will
    Not-be Carried Over to the Second Call. All Votes
    Received on This Meeting Will-be Disregarded and
                                                        579





                        GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Will Need to Reinstruct on the Repetitive
    Meeting.-thank You                                  Non-Voting                Non-Voting
1   Advising of the General Meeting on the Issuance of
    the New Convertible Bonded Loan of the Company,
    Which Was Decided by the Shareholders' General
    Meetings on 15.06.2011 and 24.10.2011 and Was
    Defined by the Bod on Its Session on 01.11.2011
    According to the Provisions of C.l.2190/1920 and
    L.3156/2003, As in Force and Granting of Relevant
    Approvals                                           Management  For           Abstain
Meeting Date: 26-Jul-12 Meeting Type: Ordinary General Meeting
1   Updating the General Meeting on the Issuance of the
    New Convertible Bond Loan of the Company, Which Was
    Resolved by the General Meeting of Shareholders on
    15.6.2011 and 24.10.2011 and Specified by the Board
    of Directors at Its Meeting Held on 1.11.2011,
    Pursuant to the Provisions of Codified Law
    2190/1920 and Law 3156/2003, As in Force. Granting
    Relevant Approvals                                  Management  For           Abstain
    Please Note That This is A Postponement of the
    Meeting Held on 12 Jul 2012                         Non-Voting                Non-Voting
Meeting Date: 28-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-"a" Repetitive Meeting on
    11 Oct 2012 and A "b" Repetitive Meeting on 25
    Oct-2012. Also, Your Voting Instructions Will Not
    be Carried Over to the Second-call. All Votes
    Received on This Meeting Will be Disregarded and
    You Will-need to Reinstruct on the Repetitive
    Meeting. Thank You                                  Non-Voting                Non-Voting
1   Reduction of the Share Capital of the Company by A
    Respective Reduction of the Nominal Value of Each
    Share in Order to Build A Special Reserve Pursuant
    to Article 4, Paragraph 4a of Codified Law
    2190.1920, As in Force. Respective Amendment of
    Article 5 Share Capital of the Articles of
    Incorporation of the Company                        Management  For           Voted - For
Meeting Date: 11-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-a Repetitive Meeting on 25
    Oct 2012. Also, Your Voting Instructions Will
    Not-be Carried Over to the Second Call. All Votes
    Received on This Meeting Will-be Disregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting.-thank You                                  Non-Voting                Non-Voting
1   Reduction of the Share Capital of the Company by A
    Respective Reduction of the Nominal Value of Each
    Share in Order to Build A Special Reserve Pursuant
    to Article 4, Paragraph 4a of Codified Law
    2190.1920, As in Force. Respective Amendment of
    Article 5 Share Capital of the Articles of
    Incorporation of the Company                        Management  For           Voted - For


580




                         GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Please Note That This is A Postponement of the
    Meeting Held on 28 Sep 2012.                        Non-Voting                 Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                 Non-Voting
Meeting Date: 25-Oct-12  Meeting Type: ExtraOrdinary General Meeting
1   Share Capital Decrease Via the Decrease of the
    Share Nominal Value for the Formation of Special
    Reserve According to Law 2190/1920 Art.4 Par.4a.
    Relevant Modification of Association's Art.5        Management   For           Voted - For
Meeting Date: 28-Jun-13  Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-"a" Repetitive Meeting on
    11 July 2013 and A "b" Repetitive Meeting on 25-
    July 2013. Also, Your Voting Instructions Will Not
    be Carried Over to The-second Call. All Votes
    Received on This Meeting Will be Disregarded and
    You-will Need to Reinstruct on the Repetitive
    Meeting. Thank You                                  Non-Voting                 Non-Voting
1   Submission and Approval of the Individual and
    Consolidated Annual Financial Statements of the
    Fiscal Year 2012 and the Respective Reports of the
    Board of Directors and the Chartered Accountants
    Auditors                                            Management   For           Voted - For
2   Discharge of the Members of the Board of Directors
    and the Chartered Accountants Auditors from All
    Liability with Regard to the Activities of Fiscal
    Year 2012                                           Management   For           Voted - For
3   Appointment of Chartered Accountants Auditors for
    the Fiscal Year 2013                                Management   For           Voted - For
4   Submission and Approval of the Report of Activities
    of the Nomination and Remuneration Committee to the
    Annual General Meeting of Shareholders              Management   For           Abstain
5   Approval of Election of New Members in the Board of
    Directors, the Audit Committee and the Nomination
    and Remuneration Committee of the Company in
    Replacement of Members That Resigned                Management   For           Voted - For
6   Approval of Contracts and Remunerations in
    Accordance with Articles 23a and 24 of Codified Law
    2190.1920                                           Management   For           Voted - For
7   Modification of Articles 11 Notice Agenda of the
    General Meeting , 30 Annual Financial Statements
    and 33 Liquidation of the Articles of Incorporation
    of the Company                                      Management   For           Voted - For
8   Updating the General Meeting on the Issuance of the
    New Convertible Bond Loan of the Company, Which Was
    Resolved by the General Meetings of Shareholders on
    15.6.2011 and 24.10.2011 and Specified by the Board
    of Directors at Its Meetings Held on 1.11.2011,
    5.2.2013 and 21.3.2013, Pursuant to the Provisions


581




                         GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of Codified Law 2190/1920 and Law 3156.2003, As in
    Force. Granting Any Approvals Required              Management  For           Abstain
9   Information with Regard to the Course of Activities
    of the Company and Its Strategic Planning           Management  For           Voted - For
METKA SA
CUSIP: X5328R165
Meeting Date: 08-May-13  Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an "-a" Repetitive Meeting on
    21 May 2013, and If Quorum is Not Achieved at the
    "a"-repetitive Meeting, A "b" Repetitive Meeting
    Will be Held on 04 June 2013. Al-so, Your Voting
    Instructions Will Not be Carried Over to the Second
    Call. All-votes Received on This Meeting Will be
    Disregarded and You Will Need to Reinst-ruct on the
    Repetitive Meeting. Thank You                       Non-Voting                Non-Voting
1   Submission for Approval of the Company and
    Consolidated Financial Statements for the
    Accounting Period from 01.01.2012 to 31.12.2012, of
    the Relevant Board of Directors' and Independent
    Auditor's Reports, and of the Statement of
    Corporate Governance in Accordance with Article 43a
    Par. 3 Item D of Codified Law C.l. 2190/1920        Management  For           Voted - For
2   Approval of the Appropriation of Results for the
    Accounting Period from 01.01.2012 to 31.12.2012     Management  For           Voted - For
3   Release of the Board of Directors Members and of
    the Company's Independent Auditors from Any
    Liability for Damages in Connection with the
    Management of the Accounting Period Ended on
    31.12.2012                                          Management  For           Voted - For
4   Election of Regular and Alternate Independent
    Auditors for the Financial Statements of the
    Current Accounting Period According to the Ias and
    Issue of the Respective Annual Certificate As
    Stated in Par. 5 Article 82 of Law 2238/1994, and
    Determination of Their Fee                          Management  For           Voted - For
5   Approval of the Fees of the Board of Directors
    Members of the Company for the Accounting Period
    from 01.01.2012 to 31.12.2012, and Pre Approval of
    Their Fees for the Current Accounting Period        Management  For           Voted - For
6   Miscellaneous Items Announcements Concerning the
    Progress of the Company, Its Subsidiaries and
    Affiliated Companies                                Management  For           Voted - Against
    Please Note That This is A Revision Due to
    Modification in Quorum Comment. If-you Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    Form Unle-ss You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting


582




                        GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MOTOR OIL (HELLAS) CORINTH REFINERIES SA, ATHENS
CUSIP: X55904100
Meeting Date: 19-Jun-13 Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-"a" Repetitive Meeting on
    03 Jul 2013 and A "b" Repetitive Meeting on 17
    Jul-2013. Also, Your Voting Instructions Will Not
    be Carried Over to the Second-call. All Votes
    Received on This Meeting Will be Disregarded and
    You Will-need to Reinstruct on the Repetitive
    Meeting. Thank You.                                 Non-Voting                Non-Voting
1   Approval of Financial Statements on A Consolidated
    and Parent Company Basis for the Fiscal Year 2012
    Together with the Accompanying Bod and Auditor
    Reports                                             Management  For           Voted - For
2   Discharge of the Members of the Bod and of the
    Auditors from Any Liability for Damages with Regard
    to the Financial Statements and Activities During
    the Above Mentioned Accounting Year                 Management  For           Voted - For
3   Election of the Members of the New Board of
    Directors As the Term of Service of the Existing
    Board Expires                                       Management  For           Voted - Against
4   Appointment of the Members of the Audit Committee
    According to Article 37 of the Law 3693.2008        Management  For           Voted - For
5   Approval of A Dividend Amount Euro 0.30 Per Share
    for the Fiscal Year 2012                            Management  For           Voted - For
6   Election of Two Certified Auditors Ordinary and
    Substitute for the Accounting Year 2013 and
    Approval of Their Fees                              Management  For           Voted - For
7   Approval of the Fees Paid to Bod Members for 2012
    and Pre Approval of Their Fees for 2013             Management  For           Voted - For
8   Return of Capital Euro 0.10 Per Share to the
    Shareholders Through Reduction of the Share Capital
    of the Company with Subsequent Reduction by the
    Same Amount of the Share Nominal Value and
    Respective Amendment of Article 5 of the Company
    Memorandum and Articles of Association              Management  For           Voted - For
9   Amendment of Article 3 of the Company Memorandum
    and Articles of Association So That the Secondary
    Company Objectives Include the Provision of the
    Following Services Information Technology, Human
    Resource Management, Coordination of Operations and
    Organization of Companies                           Management  For           Voted - For
MYTILINEOS HOLDINGS SA
CUSIP: X56014131
Meeting Date: 08-May-13 Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-"a" Repetitive Meeting on
    21may 2013 and A "b" Repetitive Meeting on 04
    June-2013. Also, Your Voting Instructions Will Not
    be Carried Over to the Second-call. All Votes
                                                        583





                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Received on This Meeting Will be Disregarded and
    You Will-need to Reinstruct on the Repetitive
    Meeting. Thank You.                                 Non-Voting                Non-Voting
1   Submission and Approval of Company's and the
    Consolidated Financial Statements for 2012 Along
    Bod's and Chartered Auditor's and the Statement of
    Company's Administration                            Management  For           Voted - For
2   Dismissal of Bod and Company's Auditors from Every
    Compensational Responsibility for 2012              Management  For           Voted - For
3   Election of Ordinary and Substitute Chartered
    Auditor for the Current Use and Determination of
    Their Remuneration and Issuance of the Annual Tax
    Certificate                                         Management  For           Voted - For
4   Approval of Bod's Remuneration for 2012 and
    Preapproval of Them for the Next Use                Management  For           Voted - For
5   Election of New Bod Members                         Management  For           Abstain
6   Various Issues and Announcements Regarding the
    Company and Affiliated Companies                    Management  For           Voted - Against
NATIONAL BANK OF GREECE S.A.
CUSIP: 633643606 TICKER: NBG
Meeting Date: 12-Nov-12   Meeting Type: Special
1   Reduction in the Bank's Share Capital Through A
    Reduction in the Nominal Value of the Shares, As
    Per Article 4.4a of the Companies Act, As Amended,
    for the Purpose of Forming A Special Reserve of
    Equal Amount. Amendment to Article 4 of the
    Articles of Association and Settlement of Specific
    Issues. Provision of Approvals and Powers.          Management  For           Voted - For
2   Increase in the Bank's Share Capital by Means of
    the Issue of New Ordinary Registered Shares Against
    A Contribution in Kind, with Abolition of the
    Preemptive Rights of Existing Shareholders.
    Amendment to Article 4 of the Articles of
    Association and Settlement of Particular Matters.
    Provision of Approvals and Powers.                  Management  For           Voted - For
3A. Election of Executive Member: Mr. Alexandros G.
    Tourkolias, Chief Executive Officer                 Management  For           Voted - For
3B. Election of Executive Member: Mr. Petros N.
    Christodoulou, Deputy Chief Executive Officer       Management  For           Voted - For
3C. Election of Non-executive Member: Mr. Georgios P.
    Zanias, Chairman of the Board of Directors          Management  For           Voted - Against
3D. Election of Non-executive Member: Mr. Ioannis C.
    Giannidis                                           Management  For           Voted - For
3E. Election of Non-executive Member: Mr. Efthymios C.
    Katsikas                                            Management  For           Voted - For
3F. Election of Non-executive Member: Mr. Stavros A.
    Koukos                                              Management  For           Voted - For
3G. Election of Independent Non- Executive Member: H.e.
    the Metropolitan of Ioannina Theoklitos             Management  For           Voted - For
3H. Election of Independent Non- Executive Member: Mr.
    Stefanos C. Vavalidis                               Management  For           Voted - Against


584




                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3I. Election of Independent Non- Executive Member: Mr.
    Spyridon J. Theodoropoulos                           Management  For           Voted - Against
3J. Election of Independent Non- Executive Member: Ms
    Alexandra T. Papalexopoulou - Benopoulou             Management  For           Voted - For
3K. Election of Independent Non- Executive Member: Mr.
    Petros K. Sabatacakis                                Management  For           Voted - For
3L. Election of Independent Non- Executive Member: Ms
    Maria A. Frangista                                   Management  For           Voted - For
3M. Election of Independent Non- Executive Member: Mr.
    Alexandros N. Makridis, Greek State Representative   Management  For           Voted - For
3N. Election of Independent Non- Executive Member:
    Mr.charalampos A.makkas,hellenic Financial
    Stability Fund Representative                        Management  For           Voted - For
4A. Election of Member of the Audit Committee: Petros
    Sabatacakis, Chairman                                Management  For           Voted - For
4B. Election of Member of the Audit Committee:
    Alexandra Papalexopoulou - Benopoulou, Vice Chairman Management  For           Voted - For
4C. Election of Member of the Audit Committee: Stefanos
    Vavalidis                                            Management  For           Voted - For
4D. Election of Member of the Audit Committee:
    Alexandros Makridis                                  Management  For           Voted - For
4E. Election of Member of the Audit Committee:
    Charalampos Makkas                                   Management  For           Voted - For
4F. Election of Member of the Audit Committee: Maria
    Frangista                                            Management  For           Voted - For
5   Approval of Contracts of the Bank with Members of
    the Board, Under Article 23a of the Companies Act.   Management  For           Voted - For
NATIONAL BANK OF GREECE S.A.
CUSIP: 633643705 TICKER: NBG
Meeting Date: 27-Jun-13   Meeting Type: Annual
1   Submission for Approval of the Board of Directors'
    and the Auditors' Reports on the Annual Financial
    Statements for the Financial Year 2012 (1.1.2012 -
    31.12.2012).                                         Management  For           Voted - For
2   Submission for Approval of the Annual Financial
    Statements of the Bank for the Financial Year 2012
    (1.1.2012 - 31.12.2012).                             Management  For           Voted - For
3   Discharge of the Members of the Board of Directors
    and the Auditors of the Bank from Any Liability for
    Indemnity Regarding the Annual Financial Statements
    and Management for the Year 2012 (01.01.2012 -
    31.12.2012).                                         Management  For           Voted - For
4   Approval of the Remuneration of the Board of
    Directors of the Bank for the Financial Year 2012.
    Determination of the Remuneration of the Chairman
    of the Board, the Ceo, the Deputy Ceo and
    Nonexecutive Directors Through to the Agm of 2014.
    Approval, for the Financial Year 2012, of the
    Remuneration of the Bank's Directors in Their
    Capacity As Members of the Bank's Audit, Corporate
    Governance & Nominations, Human Resources &


585




                        GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Remuneration, Risk Management, and Strategy
    Committees, and Determination of Their Remuneration
    Through to the Agm of 2014.                         Management  For           Voted - For
5   Granting of Permission for Directors, General
    Managers, Assistant General Managers and Managers
    to Participate on the Board of Directors Or in the
    Management of Nbg Group Companies Pursuing Similar
    Or Related Business Goals (as Per the Companies
    Act, Article 23, Par. 1 and Article 30, Par. 1 of
    the Bank's Articles of Association.                 Management  For           Voted - For
6   Election of New Members to the Audit Committee: Mr
    Petros Sabatacakis, Ms Alexandra Papalexopoulou, Mr
    Stefanos Vavalidis, Mr Alexandros Makridis and Mr
    Charalambos Makkas                                  Management  For           Voted - For
7   Election of Regular and Substitute Certified
    Auditors for the Purposes of the Audit of the
    Financial Statements of the Bank and the
    Consolidated Financial Statements of the Group for
    the Year 2013, and Determination of Their
    Remuneration.                                       Management  For           Voted - For
8   Various Announcements and Approvals.                Management  For           Voted - Against
PIRAEUS BANK SA, ATHENS
CUSIP: X06397107
Meeting Date: 21-Jan-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-'a' Repetitive Meeting on
    25 Jan 2013 and A 'b' Repetitive Meeting on 29
    Jan-2013. Also, Your Voting Instructions Will Not
    be Carried Over to the Second-call. All Votes
    Received on This Meeting Will be Disregarded and
    You Will-need to Reinstruct on the Repetitive
    Meetings. Thank You                                 Non-Voting                Non-Voting
1   Issue of Contingent Convertible Securities Up to A
    Total Amount of 2 Billion Euro, in Accordance with
    the Provisions of N.3864.2010, As Amended, and the
    Ministers' Council Act No 38.9.11.2012 Government
    Gazette 223.2012. Provision of Relevant
    Authorizations to the Board of the Bank             Management  For           Voted - For
2   Miscellaneous Announcements                         Management  For           Voted - For
Meeting Date: 26-Jan-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-a Repetitive Meeting on 31
    Jan 2013. Also, Your Voting Instructions Will
    Not-be Carried Over to the Second Call. All Votes
    Received on This Meeting Will-be Disregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting.-thank You.                                 Non-Voting                Non-Voting
1   Issue of Contingent Convertible Securities Up to A
    Total Amount of 2 Billion Euro, in Accordance with
    the Provisions of N.3864/2010, As Amended, and the
    Ministers' Council Act No 38/9.11.2012 (government
                                                        586





                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
    Gazette 223/2012). Provision of Relevant
    Authorizations to the Board of the Bank             Management    For           Voted - For
2   Miscellaneous Announcements                         Management    For           Voted - For
Meeting Date: 31-Jan-13   Meeting Type: ExtraOrdinary General Meeting
    That This is A Second Call Meeting and Votes on
    This Meeting Will Only Be- Considered If the First
    Call Does Not Reach Quorum                          Non-Voting                  Non-Voting
1   Issue of Contingent Convertible Securities Up to A
    Total Amount of 2 Billion Euro, in Accordance with
    the Provisions of N.3864/2010, As Amended, and the
    Ministers' Council Act No 38/9.11.2012 (government
    Gazette 223/2012). Provision of Relevant
    Authorizations to the Board of the Bank             Management    For           Voted - For
2   Miscellaneous Announcements                         Management    For           Voted - For
Meeting Date: 12-Apr-13   Meeting Type: ExtraOrdinary General Meeting
1   Increase of the Nominal Value of Each Ordinary
    Share and Parallel Reduction in the Number of the
    Bank's Ordinary Shares (reverse Split) and
    Subsequent Share Capital Increase of the Bank with
    Capitalization of Part of the Reserve of Article 4
    Para. 4a C.l. 2190/1920 for the of Achieving
    Integral Number of Shares Articles 5 and 27 of the
    Bank's Articles of Association Shall be Amended
    Accordingly and Relevant Authorizations Shall be
    Granted to the Board of Directors                   Management    For           Voted - For
2   Creation of Special Reserve of Article 4 Para. 4a
    of C.l. 2190/1920, with Equal Reduction of the
    Bank's Share Capital by Decreasing the Nominal
    Value of Each Ordinary Share Without Changing the
    Number of Ordinary Shares. Articles 5 and 27 of the
    Bank's Articles of Association Shall be Amended
    Accordingly                                         Management    For           Voted - For
3   Increase of the Share Capital of the Bank Through
    the Issuance of New Ordinary Shares in Order to
    Raise Funds                                         Management    For           Voted - For
4   Various Announcements                               Management    For           Voted - For
Meeting Date: 23-Apr-13   Meeting Type: ExtraOrdinary General Meeting
1   Increase of the Nominal Value of Each Ordinary
    Share and Parallel Reduction in the Number of the
    Bank's Ordinary Shares (reverse Split) and
    Subsequent Share Capital Increase of the Bank with
    Capitalization of Part of the Reserve of Article 4
    Para. 4a C.l. 2190/1920 for the of Achieving
    Integral Number of Shares Articles 5 and 27 of the
    Bank's Articles of Association Shall be Amended
    Accordingly and Relevant Authorizations Shall be
    Granted to the Board of Directors                   Management    For           Voted - For
2   Creation of Special Reserve of Article 4 Para. 4a
    of C.l. 2190/1920, with Equal Reduction of the
    Bank's Share Capital by Decreasing the Nominal
    Value of Each Ordinary Share Without Changing the
    Number of Ordinary Shares. Articles 5 and 27 of the
                                                        587





                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Bank's Articles of Association Shall be Amended
    Accordingly                                         Management  For           Voted - For
3   Increase of the Share Capital of the Bank Through
    the Issuance of New Ordinary Shares in Order to
    Raise Funds                                         Management  For           Voted - For
4   Various Announcements                               Management  For           Voted - For
PIRAEUS BANK SA, ATHENS
CUSIP: X06397156
Meeting Date: 26-Jun-13   Meeting Type: Ordinary General Meeting
1   Submission and Approval of the Financial Statements
    for 2012 Along with Bod's and Auditors' Reports     Management  For           Voted - For
2   Release of Bod and Auditors from Any Liability of
    Compensation for Fiscal Year 2012                   Management  For           Voted - For
3   Nomination of Chartered Auditors for Fiscal Year
    2013                                                Management  For           Voted - For
4   Approval of Year 2012 Fees and Remunerations Paid
    and Preliminary Approval for 2013 to be Paid to Bod Management  For           Voted - For
5   Delegation of Authority to Directors and Executive
    Officers of the Bank to Participate in the
    Management of Affiliated Companies of the Bank      Management  For           Voted - For
6   Miscellaneous Announcements                         Management  For           Voted - For
PIRAEUS PORT AUTHORITY SA
CUSIP: X6560Q105
Meeting Date: 28-Jun-13   Meeting Type: Ordinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    176336 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
1   Approval of the Financial Statements of 13th
    Corporate Use from 1/1/2012 to 31/12/2012 That are
    Accompanied with the Board of Director's Annual
    Report and the Auditor's Report                     Management  For           Voted - For
2   Discharge of the Board of Directors and the
    Auditors from All Responsibility for
    Indemnification in Relation to the 13th Corporate
    Use 1/1/2012 31/12/2012                             Management  For           Voted - For
3   Distribution of Profits for the Corporate Use from
    1/1/2012 to 31/12/2012                              Management  For           Voted - For
4   Appointment of Auditors, Regular and Surrogate, for
    the Corporate Use from 1/1/2013 to 31/12/2013 and
    Determination of Their Fees                         Management  For           Voted - For
5   Approval of the Remunerations and Compensations to
    the Board of Directors Members for the Corporate
    Use 2012, According to Article 24, Paragraph 2 of
    Law 2190/1920 As It is in Effect, and Pre Approval
    for the Corporate Use 2013                          Management  For           Abstain
6   Approval of Placement of A Member of the Board of
    Directors, Representative of Employees, According


588




                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY   MGT. POSITION REGISTRANT VOTED
    to Article 7, Paragraph 1 of the Articles of the
    Association                                         Management    For           Abstain
7   Amendment of Articles 4 and 5 of Co's Statute       Management    For           Abstain
8   Replacement of Bod Members                          Management    For           Abstain
9   Various Announcements                               Management    For           Voted - For
PUBLIC POWER CORPORATION S.A., ATHENS
CUSIP: X7023M103
Meeting Date: 04-Oct-12   Meeting Type: ExtraOrdinary General Meeting
1   Approval of the Draft Gas Supply Contract Between
    Ppc S.a. and Depa S.a                               Management    For           Voted - For
2   Approval of the Draft Settlement Agreement of All
    Pending Disputes As Between Ppc S.a. and Depa S.a   Management    For           Voted - For
3   Approval of the Draft Agreement in Relation to the
    Ppc's Option in Depa S.a. and the Hellenic Republic
    Asset Development Fund                              Management    For           Voted - For
4   Announcements and Other Issues                      Management    For           Voted - Against
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an A-repetitive Meeting on 15
    Oct 2012. Also, Your Voting Instructions Will Not
    Be-carried Over to the Second Call. All Votes
    Received on This Meeting Will be D-isregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting. Thank Yo-u                                 Non-Voting                  Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Quorum Comment. If You H-ave Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unless Yo-u Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                  Non-Voting
Meeting Date: 30-Nov-12   Meeting Type: ExtraOrdinary General Meeting
1   Abolition of Article 8,amendment of Articles 20 and
    21, and Codification of Company's Articles of
    Incorporation                                       Management    For           Voted - For
2   Announcements and Other Issues                      Management    For           Voted - Against
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an A-repetitive Meeting on 10
    Dec 2012. Also, Your Voting Instructions Will Not
    Be-carried Over to the Second Call. All Votes
    Received on This Meeting Will be D-isregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting. Thank Yo-u                                 Non-Voting                  Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Second Call Date. If You-have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unless-you Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                  Non-Voting
Meeting Date: 10-Dec-12   Meeting Type: Special General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an A-repetitive Meeting on 21
    Dec 2012. Also, Your Voting Instructions Will Not
    Be-carried Over to the Second Call. All Votes
                                                        589





                           GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
    Received on This Meeting Will be D-isregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting. Thank Yo-u.                                Non-Voting                   Non-Voting
1   Election of 2 New Representatives of Shareholder's
    Minority at Bod According to Law and Company's
    Association Due to the Expiry of the Term of the
    Current Ones                                        Management     For           Abstain
    Please Note That This is A Revision Due to
    Modification of Date in Second Call-comment. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Pr-oxy Form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                   Non-Voting
Meeting Date: 29-Mar-13    Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    167666 Due to Addition Of-resolution Number 2. All
    Votes Received on the Previous Meeting Will be
    Disreg-arded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                   Non-Voting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be an A-repetitive Meeting on 10
    Apr 2013. Also, Your Voting Instructions Will Not
    Be-carried Over to the Second Call. All Votes
    Received on This Meeting Will be D-isregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting. Thank Yo-u.                                Non-Voting                   Non-Voting
1   Approval of the Materialization of the Investment
    for the Construction of the Plant Ptolemais V and
    the Pertinent Contract                              Management     For           Voted - For
2   Ratification of the Election of Members of the
    Board of Directors                                  Management     For           Voted - For
Meeting Date: 29-Jun-13    Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-a Repetitive Meeting on 10
    Jul 2013. Also, Your Voting Instructions Will
    Not-be Carried Over to the Second Call. All Votes
    Received on This Meeting Will-be Disregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting.-thank You                                  Non-Voting                   Non-Voting
1   Submission for Approval of Ppc S.a.'s Stand Alone
    and Consolidated Financial Statements for the 11th
    Fiscal Year (from 1.1.2012 to 31.12.2012), As Well
    As Approval of the Unbundled Financial Statements
    Pursuant to Article 141 of Law 4001/2011, Which
    Replaced Article 20 of Law 3426/2005                Management     For           Voted - For
2   Distribution of Dividends for the Fiscal Year
    Starting on 1.1.2012 and Ending on 31.12.2012       Management     For           Voted - For
3   Release of the Members of the Board of Directors
    and of the Certified Auditors-accountants from Any
    Responsibility for Compensation Concerning the
    Fiscal Year from 1.1.2012 to 31.12.2012, Pursuant
    to Article 35 of Codified Law 2190/1920             Management     For           Voted - For
4   Approval of the Remuneration and Compensation Paid
    to the Members of the Board of Directors of the


590




                        GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Company for the Fiscal Year 2012 and Pre- Approval
    of the Gross Remuneration and Compensation to be
    Paid for the Fiscal 2013                             Management  For           Voted - For
5   Appointment of Certified Auditors for the Fiscal
    Year 2013, Pursuant to Articles 30 and 31 of the
    Articles of Incorporation of the Company and
    Approval of the Certified Auditors' Remuneration
    for the Above Mentioned Fiscal Year                  Management  For           Voted - For
6   Announcements and Other Issues                       Management  For           Voted - For
TITAN CEMENT CO, ATHENS
CUSIP: X90766126
Meeting Date: 14-Jun-13 Meeting Type: Ordinary General Meeting
1   Submission for Approval of the Annual Financial
    Statements (parent Company and Consolidated) for
    the Year 2012 Along with the Related Reports of the
    Board of Directors and the Auditors                  Management  For           Voted - For
2   Discharge of the Members of the Board of Directors
    and the Auditors from Any Liability for
    Compensation for the Year 2012                       Management  For           Voted - For
3   Approval of the Remuneration of the Members of the
    Board of Directors for the Year 2012 and Pre-
    Approval of Their Remuneration for the Year 2013     Management  For           Voted - For
4   Election of A New Board of Directors and
    Appointment of Its Independent Members               Management  For           Voted - For
5   Appointment of the Members of the Audit Committee
    Under Article 37 of Law 3693/2008                    Management  For           Voted - For
6   Election of Regular and Substitute Chartered
    Auditors for the Year 2013 and Approval of Their
    Remuneration                                         Management  For           Voted - For
7   Grant of Authorization, in Accordance with Article
    23 Par. 1 of Codified Law 2190/1920, to the Members
    of the Board of Directors and to Company Managers
    to Participate in the Bod Or in the Management of
    Other Companies of the Titan Group Pursuing the
    Same Or Similar Purposes                             Management  For           Voted - For
VIOHALCO SA
CUSIP: X97923100
Meeting Date: 11-Jul-12 Meeting Type: Ordinary General Meeting
1   Election of New Bod                                  Management  For           Voted - Against
2   Appointment of Audit Committee                       Management  For           Voted - For
    Please be Advised That at the Annual Ordinary
    General Meeting of the Company H-eld on 29/06/2012,
    the Discussion of Resolutions 5 and 6 of the Agenda
    Was Pos-tponed for the Agm on 11/07/2012. Thank You. Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment and C-hange in Meeting Time
    from 11:00 to 10:00. If You Have Already Sent in
    Your Vo-tes, Please Do Not Return This Proxy Form


591




                          GLOBAL X FTSE GREECE 20 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Unless You Decide to Amend Your Orig-inal
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 14-Jun-13   Meeting Type: Ordinary General Meeting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be An-a Repetitive Meeting on 26
    Jun 2013. Also, Your Voting Instructions Will
    Not-be Carried Over to the Second Call. All Votes
    Received on This Meeting Will-be Disregarded and
    You Will Need to Reinstruct on the Repetitive
    Meeting.-thank You.                                 Non-Voting                Non-Voting
1   To Approve the Company's Annual Financial
    Statements, for the Financial Year 2012, As Well As
    the Reports of the Directors and the Certified
    Auditors on Them                                    Management  For           Voted - For
2   To Discharge the Directors and the Certified
    Auditors from All Responsibility for Damages,
    Regarding the Financial Year 2012                   Management  For           Voted - For
3   To Appoint Certified Auditors for the Fiscal Year
    2013, As Well As the Substitutes of Them and Fix
    Their Remuneration                                  Management  For           Voted - For
4   To Elect the Members of A New Board of Directors    Management  For           Voted - Against
5   To Appoint the Members of the Inspection Committee,
    According to the Article 37 of L. 3693.2008         Management  For           Abstain
6   To Approve Directors' Remuneration, According to
    the Article 24 Par.2 of L. 2190.1920                Management  For           Abstain
7   Various Announcements                               Management  For           Voted - For
Meeting Date: 26-Jun-13   Meeting Type: Ordinary General Meeting
1   To Elect the Members of A New Board of Directors    Management  For           Voted - Against
2   To Appoint the Members of the Inspection Committee,
    According to the Article 37 of L. 3693.2008         Management  For           Abstain


592




                        GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
A.P. MOELLER - MAERSK A/S, COPENHAGEN
CUSIP: K0514G101
Meeting Date: 11-Apr-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    139907 Due to Change in Vo-ting Status. All Votes
    Received on the Previous Meeting Will be
    Disregarded. T-hank You.                             Non-Voting                Non-Voting
    Please Note That These Shares Have No Voting
    Rights, Should You Wish to Attend-the Meeting
    Personally, You May Apply for an Entrance Card by
    Contacting Your-client Representative. Thank You     Non-Voting                Non-Voting
a   Report on the Activities of the Company During the
    Past Financial Year                                  Non-Voting                Non-Voting
b   Submission of the Audited Annual Report for Adoption Non-Voting                Non-Voting
c   Resolution to Grant Discharge to Directors           Non-Voting                Non-Voting
d   Resolution on Appropriation of Profit, Including
    the Amount of Dividends, Or C-overing of Loss in
    Accordance with the Adopted Annual Report. the
    Board Propos-es Payment of A Dividend of Dkk 1,200
    Per Share of Dkk 1,000                               Non-Voting                Non-Voting
e.1 Re-election of Michael Pram Rasmussen to the Board
    of Directors                                         Non-Voting                Non-Voting
e.2 Re-election of Niels Jacobsen to the Board of
    Directors                                            Non-Voting                Non-Voting
e.3 Re-election of Leise Maersk Mc-kinney Moller to the
    Board of Directors                                   Non-Voting                Non-Voting
e.4 Re-election of Jan Topholm to the Board of Directors Non-Voting                Non-Voting
f.1 Election of Auditors the Board Proposes Re-
    Election Of: KPMG Statsautoriseret-
    Revisionspartnerselskab And                          Non-Voting                Non-Voting
f.2 Election of Auditors the Board Proposes Re-
    Election Of: PricewaterhouseCoopers-
    Statsautoriseret Revisionspartnerselskab             Non-Voting                Non-Voting
g   Deliberation of Any Proposals Submitted by the
    Board of Directors Or by Shareh-olders. No
    Proposals Have Been Submitted                        Non-Voting                Non-Voting
ASSA ABLOY AB, STOCKHOLM
CUSIP: W0817X105
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need


593




    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid-vote Option. Thank You    Non-Voting                Non-Voting
1   Opening of the Meeting                              Non-Voting                Non-Voting
2   Election of Chairman of the Meeting : Lars Renstrom Non-Voting                Non-Voting
3   Preparation and Approval of the Voting List         Non-Voting                Non-Voting
4   Approval of the Agenda                              Non-Voting                Non-Voting
5   Election of Two Persons to Approve the Minutes      Non-Voting                Non-Voting
6   Determination of Whether the Meeting Has Been Duly
    Convened                                            Non-Voting                Non-Voting
7   Report by the President and Ceo, Mr. Johan Molin    Non-Voting                Non-Voting
8.a Presentation Of: the Annual Report and the Audit
    Report As Well As The-consolidated Accounts and the
    Audit Report for the Group                          Non-Voting                Non-Voting
8.b Presentation Of: the Group Auditor's Report
    Regarding Whether There Has Been-compliance with
    the Remuneration Guidelines Adopted on the 2012
    Annual-general Meeting                              Non-Voting                Non-Voting
8.c Presentation Of: the Board of Directors Proposal
    Regarding Distribution Of-earnings and Motivated
    Statement                                           Non-Voting                Non-Voting
9.a Adoption of the Statement of Income and the Balance
    Sheet As Well As the Consolidated Statement of
    Income and the Consolidated Balance Sheet           Management  For           Voted - For
9.b Dispositions of the Company's Profit According to
    the Adopted Balance Sheet: the Board of Directors
    Proposes A Dividend of Sek 5.10 Per Share. As
    Record Date for the Dividend, the Board of
    Directors Proposes Tuesday 30 April 2013. Subject
    to Resolution by the Annual General Meeting in
    Accordance with the Proposal, the Dividend is
    Expected to be Distributed by Euroclear Sweden Ab
    on Monday 6 May 2013                                Management  For           Voted - For
9.c Discharge from Liability of the Members of the
    Board of Directors and the Ceo                      Management  For           Voted - For
10  Determination of the Number of Members of the Board
    of Directors                                        Management  For           Voted - For
11  Determination of Fees to the Board of Directors and
    Auditors                                            Management  For           Voted - For
12  Re-election of Lars Renstrom, Carl Douglas,
    Birgitta Klasen, Eva Lindqvist, Johan Molin,
    Sven-christer Nilsson, Jan Svensson and Ulrik
    Svensson As Members of the Board of Directors.
    Re-election of Lars Renstrom As Chairman of the
    Board of Directors and Carl Douglas As Vice
    Chairman of the Board of Directors                  Management  For           Voted - For
13  Election of Members of the Nomination Committee and
    Determination of the Assignment of the Nomination
    Committee: the Nomination Committee Shall Consist
    of Five Members, Who, Up to and Including the
    Annual General Meeting 2014, Shall be Gustaf


594




                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Douglas (investment Ab Latour), Mikael Ekdahl
    (melker Schorling Ab), Liselott Ledin (alecta),
    Marianne Nilsson (swedbank Robur Fonder) and Johan
    Strandberg (seb Fonder/seb Trygg Liv). Gustaf
    Douglas Shall be Appointed Chairman of the
    Nomination Committee                                Management  For           Voted - For
14  Resolution Regarding Guidelines for Remuneration to
    Senior Management                                   Management  For           Voted - Against
15  Resolution Regarding Authorisation to Repurchase
    and Transfer Series B Shares in the Company         Management  For           Voted - For
16  Resolution Regarding Long Term Incentive Programme  Management  For           Voted - For
17  Closing of the Meeting                              Non-Voting                Non-Voting
ATLAS COPCO AB, NACKA
CUSIP: W10020118
Meeting Date: 29-Apr-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged       Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid Vo-te Option. Thank You   Non-Voting                Non-Voting
1   Opening of the Meeting and Election of Chairman:
    Sune Carlsson                                       Non-Voting                Non-Voting
2   Preparation and Approval of Voting List             Non-Voting                Non-Voting
3   Approval of Agenda                                  Non-Voting                Non-Voting
4   Election of One Or Two Persons to Approve the
    Minutes                                             Non-Voting                Non-Voting
5   Determination Whether the Meeting Has Been Properly
    Convened                                            Non-Voting                Non-Voting
6   Presentation of the Annual Report and the Auditor's
    Report As Well As the Cons-olidated Annual Report
    and the Consolidated Auditor's Report               Non-Voting                Non-Voting
7   The President's Speech and Questions from
    Shareholders to the Board of Directo-rs and the
    Management                                          Non-Voting                Non-Voting
8.a Decision Regarding Approval of the Profit and Loss
    Account and the Balance Sheet and the Consolidated
    Profit and Loss Account and the Consolidated
    Balance Sheet                                       Management  For           Voted - For
8.b Decision Regarding Discharge from Liability of the
    Board Members and the President                     Management  For           Voted - For


595




                            GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.c  Decision Regarding the Allocation of the Company's
     Profit According to the Approved Balance Sheet: the
     Board Proposes That the Dividend for 2012 is
     Decided to be Sek 5.50 Per Share. If the Meeting
     Decides As Proposed, the Dividend is Expected to be
     Distributed by Euroclear on May 8, 2013             Management  For           Voted - For
8.d  Decision Regarding Record Date for Receiving
     Dividend: That May 3, 2013 is the Record Date for
     the Dividend                                        Management  For           Voted - For
9    Determination of the Number of Board Members and
     Deputy Members: That Ten Board Members be Elected   Management  For           Voted - For
10   That the Following Board Members are Re-elected:
     Sune Carlsson, Staffan Bohman, Johan Forssell,
     Ronnie Leten, Ulla Litzen, Gunilla Nordstrom,
     Anders Ullberg, Peter Wallenberg Jr and Margareth
     Ovrum and New Election of Hans Straberg; That Sune
     Carlsson is Elected Chairman of the Board and Hans
     Straberg is Elected Vice Chairman                   Management  For           Voted - Against
11   Determining the Remuneration, in Cash Or Partially
     in the Form of Synthetic Shares, to the Board of
     Directors and the Remuneration to Its Committees    Management  For           Voted - For
12.a The Boards' Proposal Regarding Guiding Principles
     for the Remuneration of Senior Executives           Management  For           Voted - For
12.b The Boards' Proposal Regarding A Performance
     Related Personnel Option Plan for 2013              Management  For           Voted - For
13.a Proposal Regarding A Mandate to Acquire Series A
     Shares Related to Personnel Option Plan for 2013    Management  For           Voted - For
13.b Proposal Regarding A Mandate to Acquire Series A
     Shares Related to Remuneration in the Form of
     Synthetic Shares                                    Management  For           Voted - For
13.c Proposal Regarding A Mandate to Transfer Series A
     Shares Related to Personnel Option Plan for 2013    Management  For           Voted - For
13.d Proposal Regarding A Mandate to Sell Series A
     Shares to Cover Costs Related to Synthetic Shares
     to the Board of Directors                           Management  For           Voted - For
13.e Proposal Regarding A Mandate to Sell Series A and B
     Shares to Cover Costs in Relation to the
     Performance Related Personnel Option Plans for
     2008, 2009 and 2010                                 Management  For           Voted - For
14   Closing of the Meeting                              Non-Voting                Non-Voting
CARLSBERG AS, COPENHAGEN
CUSIP: K36628137
Meeting Date: 21-Mar-13     Meeting Type: Annual General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                             Non-Voting                Non-Voting
     Please Note That If the Chairman of the Board Or A
     Board Member is Appointed-as Proxy, Which is Often
                                                         596





    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Case, Clients Can Only Expect Them to
    Accept-pro-management Votes. the Only Way to
    Guarantee That Abstain And/or Against-votes are
    Represented at the Meeting is to Send Your Own
    Representative. The- Sub Custodian Banks Offer
    Representation Services for an Added Fee
    If-requested. Thank You                             Non-Voting                Non-Voting
    Please be Advised That Some Subcustodians in
    Denmark Require the Shares to Be-registered in
    Segregated Accounts by Registration Deadline in
    Order To- Provide Voting Service. Please Contact
    Your Global Custodian to Find Out If-this
    Requirement Applies to Your Shares And, If So, Your
    Shares Are-registered in A Segregated Account for
    This General Meeting.                               Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'- Only for Resolutions "5.a
    to 5.j and 6". Thank You.                           Non-Voting                Non-Voting
1   Report on the Activities of the Company in the Past
    Year (not Subject To-vote)                          Non-Voting                Non-Voting
2   Presentation of the Audited Annual Report for
    Approval and Resolution to Discharge the
    Supervisory Board and the Executive Board from
    Their Obligations                                   Management  For           Voted - For
3   Board Recommendations Regarding the Distribution of
    Profit, Including Declaration of Dividends          Management  For           Voted - For
4.a Proposals from the Supervisory Board Or the
    Shareholder: Approval of the Supervisory Board
    Remuneration for 2013                               Management  For           Voted - For
4.b Proposals from the Supervisory Board Or the
    Shareholder: Approval of the Remuneration Policy
    for the Supervisory Board and the Executive Board
    of Carlsberg A/s, Including General Guidelines for
    Incentive Programmes for the Executive Board        Management  For           Voted - For
5.a Election of Member to the Supervisory Board:
    Re-election of Flemming Besenbacher                 Management  For           Voted - For
5.b Election of Member to the Supervisory Board:
    Re-election of Jess Soderberg                       Management  For           Voted - For
5.c Election of Member to the Supervisory Board:
    Re-election of Per Christian Ohrgaard               Management  For           Voted - For
5.d Election of Member to the Supervisory Board:
    Re-election of Lars Stemmerik                       Management  For           Voted - For
5.e Election of Member to the Supervisory Board:
    Re-election of Richard Burrows                      Management  For           Voted - For
5.f Election of Member to the Supervisory Board:
    Re-election of Cornelis (kees) Job Van Der Graaf    Management  For           Voted - For
5.g Election of Member to the Supervisory Board:
    Re-election of Donna Cordner                        Management  For           Voted - For
5.h Election of Member to the Supervisory Board:
    Re-election of Elisabeth Fleuriot                   Management  For           Voted - For
5.i Election of Member to the Supervisory Board:
    Re-election of Soren-peter Fuchs Olesen             Management  For           Voted - For
5.j Election of Member to the Supervisory Board: Nina
    Smith                                               Management  For           Voted - For
                                                        597





                          GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Appointment of One Auditor to Audit the Accounts
    for the Current Year: KPMG Statsautoriseret
    Revisionspartnerselskab be Re-elected               Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification to Voting Options Comm-ent. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy F-orm Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
DANSKE BANK AS, COPENHAGEN
CUSIP: K22272114
Meeting Date: 18-Mar-13   Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That If the Chairman of the Board Or A
    Board Member is Appointed-as Proxy, Which is Often
    the Case, Clients Can Only Expect Them to
    Accept-pro-management Votes. the Only Way to
    Guarantee That Abstain And/or Against-votes are
    Represented at the Meeting is to Send Your Own
    Representative. The- Sub Custodian Banks Offer
    Representation Services for an Added Fee
    If-requested. Thank You                             Non-Voting                Non-Voting
    Please be Advised That Some of Subcustodians in
    Denmark Require the Shares To-be Registered in
    Segregated Accounts by Registration Deadline in
    Order To- Provide Voting Service. Please Contact
    Your Global Custodian to Find Out If-this
    Requirement Applies to Your Shares And, If So, Your
    Shares Are-registered in A Segregated Account for
    This General Meeting.                               Non-Voting                Non-Voting
A   The Board of Directors Report on the Company's
    Activities in 2012                                  Management  For           Voted - For
B   Approval of Annual Report 2012                      Management  For           Voted - For
C   Approval of the Board of Directors Proposal for
    Allocation of Danske Bank A/ss Profit of Dkk 4,632
    Million                                             Management  For           Voted - For
D.1 Proposal by the Board of Directors to Elect A Board
    of Directors Consisting of Eight Members Elected by
    the General Meeting                                 Management  For           Voted - For
D.2.a Re-election of Member to the Board of Directors:
    Ole Andersen                                        Management  For           Voted - For
D.2.bRe-election of Member to the Board of Directors:
    Niels B. Christiansen                               Management  For           Voted - For
D.2.c Re-election of Member to the Board of Directors:
    Urban Backstrom                                     Management  For           Voted - For
D.2.dRe-election of Member to the Board of Directors:
    Jorn P. Jensen                                      Management  For           Voted - For
                                                        598





                        GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
D.2.e Re-election of Member to the Board of Directors:
    Trond O. Westlie                                     Management  For           Voted - For
D.2.f Election of Member to the Board of Directors: Lars
    Forberg                                              Management  For           Voted - For
D.2.gElection of Member to the Board of Directors: Carol
    Sergeant                                             Management  For           Voted - For
D.2.hElection of Member to the Board of Directors: Jim
    Hagemann Snabe                                       Management  For           Voted - For
D.2.i Election of Member to the Board of Directors: Egon
    Geertsen                                             Management  For           Voted - Against
E   Re-election of KPMG Statsautoriseret
    Revisionspartnerselskab                              Management  For           Voted - For
F   Proposal by the Board of Directors to Amend the
    Articles of Association: Proposal to Adjust the
    Board of Directors Existing Authority to Increase
    the Company's Share Capital                          Management  For           Voted - For
G   Proposal to Renew and Prolong the Board of
    Directors Existing Authority to Acquire Own Shares   Management  For           Voted - For
H   Approval of the Board of Directors Remuneration      Management  For           Voted - For
I.1 Please Note That This Resolution is A Shareholder
    Proposal: Proposal from A Group of Shareholders
    That: the General Meeting Express Its Support for
    the Imposition of A Tax on Speculation (ftt)         Shareholder Against       Voted - Against
I.2 Please Note That This Resolution is A Shareholder
    Proposal: Proposal from A Group of Shareholders
    That: Danske Bank Do Not Introduce New Fees for
    Customers Whose Total Volume of Business with the
    Bank Amounts to Less Than Dkk 60,000                 Shareholder Against       Voted - Against
I.3 Please Note That This Resolution is A Shareholder
    Proposal: Proposal from A Group of Shareholders
    That: the Salaries of the Executive Board Members
    Develop in Line with That of the Other Employees     Shareholder Against       Voted - Against
J   Please Note That This Resolution is A Shareholder
    Proposal: Proposal from A Shareholder That Eivind
    Kolding, Chairman of the Executive Board, be
    Replaced                                             Shareholder Against       Voted - Against
DNB ASA, OSLO
CUSIP: R1812S105
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client


599




    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Opening of the General Meeting by the Chairman of
    the Supervisory Board                               Non-Voting                Non-Voting
2   Approval of the Notice of the General Meeting and
    the Agenda                                          Management  For           Voted - For
3   Election of A Person to Sign the Minutes of the
    General Meeting Along with the Chairman             Management  For           Voted - For
4   Approval of Remuneration Rates for Members of the
    Supervisory Board, Control Committee and Election
    Committee in Line with the Recommendation Given     Management  For           Voted - For
5   Approval of the Auditor's Remuneration              Management  For           Voted - For
6   Approval of the 2012 Annual Report and Accounts,
    Including the Distribution of Dividends             Management  For           Voted - For
7   The Election Committee Unanimously Recommends the
    Election of the Following Twelve Members to the
    Supervisory Board, with A Term of Office of Up to
    Two Years: Amund Skarholt (re- Election), Inge
    Andersen (re-election), Sondre Gravir (new), Jorgen
    Ole Haslestad (new), Nalan Koc (re-election),
    Kristine Landmark (new), Thomas Leire
    (re-election), Torild Skogsholm                     Management  For           Voted - For
    Contd Office of Up to Two Years: Erik Buchmann
    (re-election) Harriet Hagan-(re-election) Bente
    Hagem (re-election), Liv Johannson (re-election),
    Herman-mehren (re-election), Gry Nilsen (re-
    Election), Asbjorn Olsen (re-election),-oddbjorn
    Paulsen (re-election), Anne Bjorg Thoen (re-
    Election), Elsbeth Sande-tronstad (re-election)     Non-Voting                Non-Voting
8   Election of Two Members to the Election Committee
    in Line with the Recommendation Given: Camilla
    Grieg, Karl Moursund                                Management  For           Voted - For
9   The Election Committee Unanimously Recommends the
    Election of the Following Four Members to the
    Control Committee, and Among These the Committee
    Chairman and Vice- Chairman, with A Term of Office
    of Up to Two Years: Frode Hassel
    (chairman)(re-election), Thorstein Overland
    (vice-chairman) (re-election), Karl Olav Hovden
    (re-election), Vigdis Merete Almestad
    (re-election). in Addition, the Election Committee
    Recommends the Election of the Following Two
    Deputies to Control Committee, with A Term of
    Office of Up to Two Years: Ida Espolin Johnson (re-
    Election), Agnar Langeland (new)                    Management  For           Voted - For


600




                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
10  Authorisation to the Board of Directors for the
    Repurchase of Shares                                Management  For           Voted - For
11.A Statement from the Board of Director in Connection
    with Remuneration to Senior Executives: Suggested
    Guidelines                                          Management  For           Voted - For
11.B Statement from the Board of Director in Connection
    with Remuneration to Senior Executives: Binding
    Guidelines                                          Management  For           Voted - For
12  Corporate Governance                                Management  For           Voted - For
13  Items Notified by Shareholder Sverre T. Evensen: A
    Financial Structure for A N-ew Real Economy,
    Financial Services Innovation, Absolute
    Requirements Regard-ing the   Assignment of
    Roles and Impartiality, Selection of Board Me-
    Mbers, Board Committee for Shared Financial
    Responsibility, Authorisation-and Common Interests  Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Change
    in Text of Resolution 13. If-you Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form
    Unl-ess You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
FORTUM CORPORATION, ESPOO
CUSIP: X2978Z118
Meeting Date: 09-Apr-13    Meeting Type: Annual General Meeting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged       Non-Voting                Non-Voting
    Please Note That Proposals 10, 11 and 12 are Made
    by the Nomination Board That-consists of the 3
    Shareholders Whose Shares Represents the Largest
    Number Of-votes of All Shares in the Company on 1
    November 2012. the Management Will Not-give Any
    Voting Recommendations. Thank You                   Non-Voting                Non-Voting
1   Opening of the Meeting                              Non-Voting                Non-Voting
2   Calling the Meeting to Order                        Non-Voting                Non-Voting
3   Election of Persons to Scrutinize the Minutes and
    to Supervise the Counting-of Votes                  Non-Voting                Non-Voting
4   Recording the Legality of the Meeting               Non-Voting                Non-Voting
5   Recording the Attendance at the Meeting and
    Adoption of the List of Votes                       Non-Voting                Non-Voting
6   Presentation of the Financial Statements, the
    Consolidated Financial-statements, the Operating
    and Financial Review and the Auditor's Report For-
    the Year 2012                                       Non-Voting                Non-Voting
7   Adoption of the Financial Statements and
    Consolidated Financial Statements                   Management  For           Voted - For
8   Resolution on the Use of the Profit Shown on the
    Balance Sheet and the Payment of Dividend. the


601




                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Board Proposes That A Dividend of Eur 1,00 Per
    Share Will be Paid                                  Management  For           Voted - For
9   Resolution of the Discharge from Liability of the
    Members of the Board of Directors and the Managing
    Director                                            Management  For           Voted - For
10  Resolution on the Remuneration of the Members of
    the Board of Directors                              Management  For           Voted - For
11  Resolution on the Number of Members of the Board of
    Directors. the Shareholders' Nomination Board
    Proposes That the Board Shall Consist of Seven (7)
    Members                                             Management  For           Voted - For
12  Election of the Chairman, Deputy Chairman and
    Members of the Board of Directors. the
    Shareholders' Nomination Board Proposes That S.
    Baldauf be Re-elected As Chairman and C.
    Ramm-schmidt be Re-elected As Deputy Chairman and
    That M. Akhtarzand, H-w. Binzel, I.
    Ervasti-vaintola, K. Ignatius and J. Larson be Re-
    Elected As Members                                  Management  For           Voted - For
13  Resolution on the Remuneration of the Auditor       Management  For           Voted - For
14  Election of Auditor. on the Recommendation of the
    Audit and Risk Committee, the Board Proposes That
    Deloitte and Touche Ltd, Chartered Public
    Accountants is Elected As the Auditor               Management  For           Voted - For
15  Establishing of Shareholders' Nomination Board. the
    Board Proposes That the General Meeting Would
    Resolve to Establish A Permanent Shareholders'
    Nomination Board                                    Management  For           Voted - For
16  Closing of the Meeting                              Non-Voting                Non-Voting
HENNES & MAURITZ AB H&M, STOCKHOLM
CUSIP: W41422101
Meeting Date: 23-Apr-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid-vote Option. Thank You    Non-Voting                Non-Voting
1   Opening of the Agm                                  Non-Voting                Non-Voting
2   Election of A Chairman for the Agm: Proposed by the
    Election Committee: The-lawyer Sven Unger is
    Proposed As Chairman of the Agm                     Non-Voting                Non-Voting
                                                        602





    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Address by Managing Director Karl-johan Persson
    Followed by an Opportunity To-ask Questions About
    the Company                                          Non-Voting                Non-Voting
4   Establishment and Approval of Voting List            Non-Voting                Non-Voting
5   Approval of the Agenda                               Non-Voting                Non-Voting
6   Election of People to Check the Minutes              Non-Voting                Non-Voting
7   Examination of Whether the Meeting Was Duly Convened Non-Voting                Non-Voting
8A  Presentation of the Annual Accounts and Auditor's
    Report As Well As The-consolidated Accounts and
    Consolidated Auditor's Report, and Auditor's-
    Statement on Whether the Guidelines for
    Remuneration to Senior Executives-applicable Since
    the Last Agm Have Been Followed                      Non-Voting                Non-Voting
8B  Statement by the Company's Auditor and the Chairman
    of the Auditing Committee                            Non-Voting                Non-Voting
8C  Statement by the Chairman of the Board on the Work
    of the Board                                         Non-Voting                Non-Voting
8D  Statement by the Chairman of the Election Committee
    on the Work of The-election Committee                Non-Voting                Non-Voting
9A  Resolution: Adoption of the Income Statement and
    Balance Sheet As Well As the Consolidated Income
    Statement and Consolidated Balance Sheet             Management  For           Voted - For
9B  Resolution: Disposal of the Company's Earnings in
    Accordance with the Adopted Balance Sheets, and
    Record Date. the Board Has Proposed A Dividend to
    the Shareholders of Sek 9.50 Per Share. the Board
    of Directors Has Proposed Friday 26 April As the
    Record Date. If the Resolution is Passed, Dividends
    are Expected to be Paid Out by Euroclear Sweden Ab
    on Thursday 2 May 2013                               Management  For           Voted - For
9C  Resolution: Discharge of the Members of the Board
    and Managing Director from Liability to the Company  Management  For           Voted - For
10  Establishment of the Number of Board Members and
    Deputy Board Members                                 Management  For           Voted - For
11  Establishment of Fees to the Board and Auditors      Management  For           Voted - For
12  Election of Board Members and Chairman of the
    Board: the Election Committee Proposes the
    Following Board of Directors. Re-election of All
    Current Board Members: Mia Brunell Livfors, Anders
    Dahlvig, Lottie Knutson, Sussi Kvart, Bo Lundquist,
    Stefan Persson, Melker Schorling and Christian
    Sievert. Chairman of the Board: Re- Election of
    Stefan Persson                                       Management  For           Voted - For
13  Election of Auditor. the Election Committee
    Proposes That the Registered Audit Firm Ernst &
    Young Ab be Elected As the Company's Auditor for A
    4-year Mandate Period, I.e. Up to and Including the
    Annual General Meeting to be Held in 2017. Ernst &
    Young Ab Has Notified That If the Agm Approves the
    Proposal, Authorised Public Accountant Asa Lundvall
    Will be the Auditor-in- Charge                       Management  For           Voted - For
14  Elect Stefan Persson, Lottie Tham, Liselott Ledin,
    Jan Andersson and Anders Oscarsson to the


603




                            GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Nominating Committee Approve Nominating Committee
    Guidelines                                          Management  For           Voted - Against
15  Resolution on Guidelines for Remuneration to Senior
    Executives                                          Management  For           Voted - For
16  Resolution Amending the Basis for Contributions to
    the H&m Incentive Program                           Management  For           Voted - For
17  Closing of the Agm                                  Non-Voting                Non-Voting
    Please Note That This is A Revision Due to
    Modification of the Text of the Res-olution No. 14.
    If You Have Already Sent in Your Votes, Please Do
    Not Return T-his Proxy Form Unless You Decide to
    Amend Your Original Instructions. Thank Yo-u.       Non-Voting                Non-Voting
INVESTOR AB, STOCKHOLM
CUSIP: W48102128
Meeting Date: 15-Apr-13     Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    158309 Due to Change in Vo-ting Status. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged       Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid Vo-te Option. Thank You   Non-Voting                Non-Voting
1   Election of the Chairman of the Meeting: Sven
    Unger, Member of the Swedish Bar-association, As
    Chairman of the Meeting                             Non-Voting                Non-Voting
2   Drawing Up and Approval of the Voting List          Non-Voting                Non-Voting
3   Approval of the Agenda                              Non-Voting                Non-Voting
4   Election of One Or Two Persons to Attest to the
    Accuracy of the Minutes                             Non-Voting                Non-Voting
5   Determination of Whether the Meeting Has Been Duly
    Convened                                            Non-Voting                Non-Voting
6   Presentation of the Parent Company's Annual Report
    and the Auditors' Report, A-s Well As of the
    Consolidated Financial Statements and the Auditors'
    Report Fo-r the Investor Group                      Non-Voting                Non-Voting
7   The President's Address                             Non-Voting                Non-Voting


604




    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   Report on the Work of the Board of Directors, the
    Remuneration Committee, The-audit Committee and the
    Finance and Risk Committee                          Non-Voting                Non-Voting
9   Resolutions Regarding Adoption of the Income
    Statement and the Balance Sheet for the Parent
    Company, As Well As of the Consolidated Income
    Statement and the Consolidated Balance Sheet for
    the Investor Group                                  Management  For           Voted - For
10  Resolution Regarding Discharge from Liability of
    the Members of the Board of Directors and the
    President                                           Management  For           Voted - For
11  Resolution Regarding Disposition of Investor's
    Earnings in Accordance with the Approved Balance
    Sheet and Determination of A Record Date for
    Dividends: the Board of Directors and the President
    Propose A Dividend to the Shareholders of Sek 7.00
    Per Share and That Thursday, April 18, 2013, Shall
    be the Record Date for Receipt of the Dividend.
    Should the Meeting Decide in Favor of the Proposal,
    Payment of the Dividend is Expected to be Made by
    Euroclear Sweden Ab on Tuesday, April 23, 2013      Management  For           Voted - For
12.A Decisions On: the Number of Members and Deputy
    Members of the Board of Directors Who Shall be
    Appointed by the Meeting: Thirteen Members of the
    Board of Directors and No Deputy Members of the
    Board of Directors                                  Management  For           Voted - For
12.B Decisions On: the Number of Auditors and Deputy
    Auditors Who Shall be Appointed by the Meeting: One
    Registered Auditing Company                         Management  For           Voted - For
13.A Decisions On: the Compensation That Shall be Paid
    to the Board of Directors                           Management  For           Voted - For
13.B Decisions On: the Compensation That Shall be Paid
    to the Auditors                                     Management  For           Voted - For
14  Election of Chairman of the Board of Directors,
    Other Members and Deputy Members of the Board of
    Directors: the Following Persons are Proposed for
    Re-election As Members of the Board of Directors:
    Dr. Josef Ackermann, Gunnar Brock, Sune Carlsson,
    Borje Ekholm, Tom Johnstone, Carola Lemne, Grace
    Reksten Skaugen, O. Griffith Sexton, Hans Straberg,
    Lena Treschow Torell, Jacob Wallenberg, Marcus
    Wallenberg and Peter Wallenberg Jr. Jacob
    Wallenberg is Proposed to be Re-elected As Chairman
    of the Board of Directors                           Management  For           Voted - For
15  Election of Auditors and Deputy Auditors: the
    Registered Auditing Company Deloitte Ab is Proposed
    to be Elected As Auditor for the Period Until the
    End of the Annual General Meeting 2014. Deloitte Ab
    Has Informed That, Subject to the Approval of the
    Proposal from the Nomination Committee Regarding
    Auditor, the Authorized Public Accountant Thomas
    Stromberg Will be the Auditor in Charge for the
    Audit                                               Management  For           Voted - For


605




                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY   MGT. POSITION REGISTRANT VOTED
16.A Proposals for Resolution On: Guidelines for Salary
    and on Other Remuneration for the President and
    Other Members of the Management Group                Management    For           Voted - For
16.B Proposals for Resolution On: A Long-term Variable
    Remuneration Program for the Members of the
    Management Group and Other Employees                 Management    For           Voted - For
17.A Proposals for Resolution On: Purchase and Transfer
    of Own Shares in Order to Give the Board of
    Directors Wider Freedom of Action in the Work with
    the Company's Capital Structure, in Order to Enable
    Transfer of Own Shares According to 17b Below, and
    in Order to Secure the Costs Connected to the
    Long-term Variable Remuneration Program and the
    Allocation of Synthetic Shares As Part of the
    Remuneration to the Board of Directors               Management    For           Voted - For
17.B Proposals for Resolution On: Transfer of Own Shares
    in Order to Enable the Company to Transfer Own
    Shares to Employees Who Participate in the
    Long-term Variable Remuneration Program 2013         Management    For           Voted - For
18  Conclusion of the Meeting                            Non-Voting                  Non-Voting
KONE OYJ, HELSINKI
CUSIP: X4551T105
Meeting Date: 24-Oct-12    Meeting Type: ExtraOrdinary General Meeting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged         Non-Voting                  Non-Voting
1   Opening of the Meeting                               Non-Voting                  Non-Voting
2   Calling the Meeting to Order                         Non-Voting                  Non-Voting
3   Election of Persons to Scrutinize the Minutes and
    to Supervise the Counting-of Votes                   Non-Voting                  Non-Voting
4   Recording the Legality of the Meeting                Non-Voting                  Non-Voting
5   Recording the Attendance at the Meeting and
    Adoption of the List of Votes                        Non-Voting                  Non-Voting
6   Resolution on the Payment of Extra Dividend the
    Board Proposes That an Extra Dividend of Eur 1.495
    be Paid for Each Class A Share and Eur 1.50 for
    Each Class B Share                                   Management    For           Voted - For
7   Closing of the Meeting                               Non-Voting                  Non-Voting
Meeting Date: 25-Feb-13    Meeting Type: Annual General Meeting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged         Non-Voting                  Non-Voting
1   Opening of the Meeting                               Non-Voting                  Non-Voting
                                                         606





    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Calling the Meeting to Order                        Non-Voting                Non-Voting
3   Election of Persons to Scrutinize the Minutes and
    to Supervise the Counting-of Votes                  Non-Voting                Non-Voting
4   Recording the Legality of the Meeting               Non-Voting                Non-Voting
5   Recording the Attendance at the Meeting and
    Adoption of the List of Votes                       Non-Voting                Non-Voting
6   Presentation of the Annual Accounts, the Report of
    the Board of Directors And-the Auditor's Report for
    Year 2012                                           Non-Voting                Non-Voting
7   Adoption of the Annual Accounts                     Management  For           Voted - For
8   Resolution on the Use of the Profit Shown on the
    Balance Sheet and Payment of Dividends. the Board
    of Directors Proposes That A Dividend of Eur 1,745
    is Paid for Each A Share and A Dividend of Eur 1,75
    is Paid for Each B Share                            Management  For           Voted - For
9   Resolution on the Discharge of the Members of the
    Board of Directors and the Ceo and President from
    the Liability                                       Management  For           Voted - For
10  Resolution on the Remuneration of the Members and
    Deputy Members of the Board of Directors            Management  For           Voted - For
11  Resolution on the Number of Members and Deputy
    Members of the Board of Directors. the Nomination
    and Compensation Committee of the Board of
    Directors Proposes That Eight (8) Board Members and
    One (1) Deputy Member are Elected                   Management  For           Voted - For
12  Election of Members and Deputy Member of the Board
    of Directors. the Nomination and Compensation
    Committee of the Board of Directors Proposes That
    S.akiba, M.alahuhta, A.brunila, A.herlin, J.herlin,
    S.hamalainen-lindfors, J.kaskeala and S.pietikainen
    are Re-elected to the Board and I.herlin is
    Elected As A New Deputy Member                      Management  For           Voted - For
13  Resolution on the Remuneration of the Auditors      Management  For           Voted - For
14  Resolution on the Number of Auditors. the Audit
    Committee of the Board of Directors Proposes That
    Two (2) Auditors are Elected                        Management  For           Voted - For
15  Election of Auditor. the Audit Committee of the
    Board of Directors Proposes That Authorized Public
    Accountants PricewaterhouseCoopers Oy and H.lassila
    are Elected As Auditors                             Management  For           Voted - For
16  Authorizing the Board of Directors to Decide on the
    Repurchase of the Company's Own Shares              Management  For           Voted - For
17  Closing of the Meeting                              Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Change
    in Spelling of Director's Na-me in Res. 12. If You
    Have Already Sent in Your Votes, Please Do Not
    Return Th-is Proxy Form Unless You Decide to Amend
    Your Original Instructions. Thank You-.             Non-Voting                Non-Voting


607




                         GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
NOKIA CORPORATION
CUSIP: 654902204 TICKER: NOK
Meeting Date: 07-May-13  Meeting Type: Annual
7   Adoption of the Annual Accounts.                     Management  For           Voted - For
8   Resolution on the Use of the Profit Shown on the
    Balance Sheet and the Payment of Dividend.           Management  For           Voted - For
9   Resolution on the Discharge of the Members of the
    Board of Directors and the President from Liability. Management  For           Voted - For
10  Resolution on the Remuneration of the Members of
    the Board of Directors.                              Management  For           Voted - For
11  Resolution on the Number of Members of the Board of
    Directors.                                           Management  For           Voted - For
12  Director                                             Management
1   Bruce Brown                                          Management  For           Voted - For
2   Elizabeth Doherty                                    Management  For           Voted - For
3   Stephen Elop                                         Management  For           Voted - For
4   Henning Kagermann                                    Management  For           Voted - For
5   Jouko Karvinen                                       Management  For           Voted - For
6   Helge Lund                                           Management  For           Voted - For
7   Marten Mickos                                        Management  For           Voted - For
8   Elizabeth Nelson                                     Management  For           Voted - For
9   Risto Siilasmaa                                      Management  For           Voted - For
10  Kari Stadigh                                         Management  For           Voted - For
13  Resolution on the Remuneration of the Auditor.       Management  For           Voted - For
14  Election of Auditor.                                 Management  For           Voted - For
15  Authorizing the Board of Directors to Resolve to
    Repurchase the Company's Own Shares.                 Management  For           Voted - For
16  Authorization to the Board of Directors to Resolve
    on the Issuance of Shares and Special Rights
    Entitling to Shares.                                 Management  For           Voted - For
NORDEA BANK AB, STOCKHOLM
CUSIP: W57996105
Meeting Date: 14-Mar-13  Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid-vote Option. Thank You     Non-Voting                Non-Voting


608




    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Election of A Chairman for the General Meeting: Eva
    Hagg                                                 Non-Voting                Non-Voting
2   Preparation and Approval of the Voting List          Non-Voting                Non-Voting
3   Approval of the Agenda                               Non-Voting                Non-Voting
4   Election of at Least One Minutes Checker             Non-Voting                Non-Voting
5   Determination Whether the General Meeting Has Been
    Duly Convened                                        Non-Voting                Non-Voting
6   Submission of the Annual Report and Consolidated
    Accounts, and of the Audit-report and the Group
    Audit Report in Connection Herewith: Speech by the
    Group-ceo                                            Non-Voting                Non-Voting
7   Adoption of the Income Statement and the
    Consolidated Income Statement, And-the Balance
    Sheet and the Consolidated Balance Sheet             Non-Voting                Non-Voting
8   Decision on Dispositions of the Company's Profit
    According to the Adopted Balance Sheet: the Board
    of Directors and the Ceo Propose A Dividend of 0.34
    Euro Per Share, and Further, That the Record Date
    for Dividend Should be 19 March 2013. with This
    Record Date, the Dividend is Scheduled to be Sent
    Out by Euroclear Sweden Ab on 26 March 2013          Management  For           Voted - For
9   Decision Regarding Discharge from Liability for the
    Members of the Board of Directors and the Ceo (the
    Auditor Recommends Discharge from Liability)         Management  For           Voted - For
10  Determination of the Number of Board Members         Management  For           Voted - For
11  Determination of the Number of Auditors              Management  For           Voted - For
12  Determination of Fees for Board Members and Auditors Management  For           Voted - For
13  Election of Board Members and Chairman of the
    Board: the Nomination Committee's Proposal: for the
    Period Until the End of the Next Annual General
    Meeting Bjorn Wahlroos, Peter F Braunwalder, Marie
    Ehrling, Svein Jacobsen, Tom Knutzen, Lars G
    Nordstrom, Sarah Russell and Kari Stadigh Shall be
    Re-elected As Board Members and Elisabeth Grieg
    Shall be Elected As Board Member. for the Period
    Until the End of the Next Annual General Meeting
    Bjorn Wahlroos Shall be Re-elected Chairman          Management  For           Voted - For
14  Election of Auditors: the Nomination Committee's
    Proposal: for the Period Until the End of the Next
    Annual General Meeting KPMG Ab Shall be Re- Elected
    Auditor                                              Management  For           Voted - For
15  Resolution on Establishment of A Nomination
    Committee                                            Management  For           Voted - For
16  Resolution on Authorization for the Board of
    Directors to Decide on Issue of Convertible
    Instruments in the Company                           Management  For           Voted - For
17.A Resolution on Authorization for the Board of
    Directors to Decide on Acquisition of Shares in the
    Company                                              Management  For           Voted - For
17.B Resolution on Authorization for the Board of
    Directors to Decide on Conveyance of Shares in the
    Company                                              Management  For           Voted - For
18  Resolution on Purchase of Own Shares According to
    Chapter 7 Section 6 of the Swedish Securities
                                                         609





                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Market Act (lagen (2007:528) Om
    Vardepappersmarknaden)                              Management  For           Voted - For
19  Resolution on Guidelines for Remuneration to the
    Executive Officers                                  Management  For           Voted - Against
NORSK HYDRO ASA, OSLO
CUSIP: R61115102
Meeting Date: 08-May-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Approval of the Notice and the Agenda               Management  For           Voted - For
2   Election of One Person to Countersign the Minutes   Management  For           Voted - For
3   Approval of the Financial Statements and the Board
    of Directors' Report for the Financial Year 2012
    for Norsk Hydro Asa and the Group, Including
    Distribution of Dividend                            Management  For           Voted - For
4   Auditor's Remuneration                              Management  For           Voted - For
5   Statement on Corporate Governance in Accordance
    with Section 3-3b of The-norwegian Accounting Act   Non-Voting                Non-Voting
6   Guidelines for Remuneration to the Executive
    Management                                          Management  For           Voted - For
7.1 Remuneration for the Members of the Corporate
    Assembly                                            Management  For           Voted - For
7.2 Remuneration for the Members of the Nomination
    Committee                                           Management  For           Voted - For
8   Question from A Shareholder                         Non-Voting                Non-Voting


610




                        GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ORKLA ASA, OSLO
CUSIP: R67787102
Meeting Date: 18-Apr-13 Meeting Type: Annual General Meeting
      Important Market Processing Requirement: A
      Beneficial Owner Signed Power Of-attorney (poa) is
      Required in Order to Lodge and Execute Your
      Voting-instructions in This Market. Absence of A
      Poa, May Cause Your Instructions To-be Rejected. If
      You Have Any Questions, Please Contact Your Client
      Service- Representative                             Non-Voting                Non-Voting
      Market Rules Require Disclosure of Beneficial Owner
      Information for All Voted-accounts. If an Account
      Has Multiple Beneficial Owners, You Will Need
      To-provide the Breakdown of Each Beneficial Owner
      Name, Address and Share-position to Your Client
      Service Representative. This Information is
      Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
      Shares Held in an Omnibus/nominee Account Need to
      be Re-registered in The-beneficial Owners Name to
      be Allowed to Vote at Meetings. Shares Will
      Be-temporarily Transferred to A Separate Account in
      the Beneficial Owner's Name-on the Proxy Deadline
      and Transferred Back to the Omnibus/nominee Account
      The-day After the Meeting.                          Non-Voting                Non-Voting
      Blocking Should Always be Applied, Record Date Or
      Not.                                                Non-Voting                Non-Voting
1     Approval of the Financial Statements for 2012,
      Including Distribution of A Dividend                Management  For           Voted - For
2.2   Advisory Approval of the Board of Directors'
      Statement of Guidelines for the Pay and Other
      Remuneration of the Executive Management in the
      Coming Financial Year                               Management  For           Voted - Against
2.3   Approval of Guidelines for Share-related Incentive
      Arrangements in the Coming Financial Year           Management  For           Voted - Against
4142 Amendments to the Articles of Association and the
      Instructions for the Nomination Committee           Management  For           Voted - For
4.3   Amendment of Article 8, Second Paragraph, of the
      Articles of Association                             Management  For           Voted - For
5(ii) Authorisation to Acquire Treasury Shares, to be
      Utilised to Fulfill Existing Employee Incentive
      Arrangements, and Incentive Arrangements Adopted by
      the General Meeting in Accordance with Item 2.3 of
      the Agenda                                          Management  For           Voted - For
5(iii Authorisation to Acquire Treasury Shares, to be
      Utilised to Acquire Shares for Cancellation         Management  For           Voted - For
6     Minimum Notice of an Extraordinary General Meeting  Management  For           Voted - Against
7(i)  Election of Members to the Corporate Assembly :
      Johan H. Andresen, Idar Kreutzer, Rune Bjerke,
      Nils-henrik Pettersson, Gunn Waersted, Lars
      Windfeldt, Olaug Svarva, Marianne Blystad, Nils
      Selte, Terje Venold, Ann Kristin Brautaset, Odd
      Gleditsch D.y., Gunnar Rydning. the Nomination
      Committee Further Recommends That Deputy Member
                                                          611





                             GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Scilla Treschow Hokholt be Elected As New Member of
      the Corporate Assembly                              Management  For           Voted - For
7(ii) Election of Deputy Members to the Corporate
      Assembly : Kjetil Houg, Camilla Hagen Sorli,
      Benedikte Bjorn, Kirsten Ideboen, Mimi K. Berdal    Management  For           Voted - For
8     Election of Member to the Nomination Committee :
      Nils-henrik Pettersson                              Management  For           Voted - For
9     Approval of the Auditor's Remuneration              Management  For           Voted - For
SAMPO PLC, SAMPO
CUSIP: X75653109
Meeting Date: 18-Apr-13      Meeting Type: Annual General Meeting
      Market Rules Require Disclosure of Beneficial Owner
      Information for All Voted-accounts. If an Account
      Has Multiple Beneficial Owners, You Will Need
      To-provide the Breakdown of Each Beneficial Owner
      Name, Address and Share-position to Your Client
      Service Representative. This Information is
      Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
1     Opening of the Meeting                              Non-Voting                Non-Voting
2     Calling the Meeting to Order                        Non-Voting                Non-Voting
3     Election of Persons to Scrutinize the Minutes and
      to Supervise the Counting-of Votes                  Non-Voting                Non-Voting
4     Recording the Legality of the Meeting               Non-Voting                Non-Voting
5     Recording the Attendance at the Meeting and
      Adoption of the List of Votes                       Non-Voting                Non-Voting
6     Presentation of the Annual Accounts, the Report of
      the Board of Directors And-the Auditor's Report for
      the Year 2012                                       Non-Voting                Non-Voting
7     Adoption of the Annual Accounts                     Management  For           Voted - For
8     Resolution on the Use of the Profit Shown on the
      Balance Sheet and the Payment of Dividend the Board
      Proposes to Pay A Dividend of Eur 1,35 Per Share    Management  For           Voted - For
9     Resolution on the Discharge of the Members of the
      Board of Directors and the Ceo from Liability       Management  For           Voted - For
10    Resolution on the Remuneration of the Members of
      the Board of Directors                              Management  For           Voted - For
11    Resolution on the Number of Members of the Board of
      Directors the Nomination and Compensation Committee
      Proposes That the Number of Board Members be Eight
      (8)                                                 Management  For           Voted - For
12    Election of Members of the Board of Directors the
      Nomination and Compensation Committee Proposes to
      Re-elect A.brunila, A.grate Axen,v- M.mattila,
      E.palin-lehtinen, P.a.sorlie, M.vuoria, B.wahlroos
      and to Elect J.fagerholm As New Board Member        Management  For           Voted - For
13    Resolution on the Remuneration of the Auditor       Management  For           Voted - For
14    Election of the Auditor the Audit Committee
      Proposes to Elect Ernst and Young Oy As Company's
      Auditor                                             Management  For           Voted - For
15    Authorizing the Board of Directors to Decide on the
      Repurchase of the Company's Own Shares              Management  For           Voted - For
                                                          612





                            GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
16  Closing of the Meeting                               Non-Voting                Non-Voting
    Please Note That This is A Revision Due to
    Modification of Text in Resolution-14. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy Fo-rm Unless You Decide to Amend Your
    Original Instructions. Thank You.                    Non-Voting                Non-Voting
SANDVIK AB, SANDVIKEN
CUSIP: W74857165
Meeting Date: 25-Apr-13     Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid-vote Option. Thank You     Non-Voting                Non-Voting
1   Opening of the Meeting                               Non-Voting                Non-Voting
2   Election of Attorney Anders Lindblad As Chairman of
    the Annual General-meeting                           Non-Voting                Non-Voting
3   Preparation and Approval of the Voting List          Non-Voting                Non-Voting
4   Election of One Or Two Persons to Verify the Minutes Non-Voting                Non-Voting
5   Approval of the Agenda                               Non-Voting                Non-Voting
6   Examination of Whether the Meeting Has Been Duly
    Convened                                             Non-Voting                Non-Voting
7   Presentation of the Annual Report, Auditor's Report
    and the Group Accounts-and Auditor's Report for the
    Group                                                Non-Voting                Non-Voting
8   Speech by the President                              Non-Voting                Non-Voting
9   Resolution in Respect of Adoption of the Profit and
    Loss Account, Balance Sheet, Consolidated Profit
    and Loss Account and Consolidated Balance Sheet      Management  For           Voted - For
10  Resolution in Respect of Discharge from Liability
    of the Board Members and the President for the
    Period to Which the Accounts Relate                  Management  For           Voted - For
11  Resolution in Respect of Allocation of the
    Company's Result in Accordance with the Adopted
    Balance Sheet and Resolution on Record Day           Management  For           Voted - For
12  Determination of the Number of Board Members and
    Deputy Members. in Conjunction with This, the Work
    of the Nomination Committee Will be Presented
    :eight Board Members and No Deputy Members
    (unchanged)                                          Management  For           Voted - For


613




                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
13  Determination of Fees to the Board of Directors     Management  For           Voted - For
14  Re-election of All Board Members: Olof Faxander,
    Jurgen M Geissinger, Johan Karlstrom, Fredrik
    Lundberg, Hanne De Mora, Anders Nyren, Simon
    Thompson and Lars Westerberg. Re-election of Anders
    Nyren As the Chairman of the Board of Directors     Management  For           Voted - For
15  Resolution on Guidelines for the Remuneration of
    Senior Executives                                   Management  For           Voted - For
16  Resolution on A Long-term Incentive Program (lti
    2013)                                               Management  For           Voted - For
17  Please Note That This Resolution is A Shareholder
    Proposal: Kjell Andersson Proposes That the
    Business Area Sandvik Materials Technology (smt)
    Should be Distributed to Sandvik's Shareholders and
    Listed on the Stock Exchange                        Shareholder Against       Voted - Against
18  Closing of the Meeting                              Non-Voting                Non-Voting
SCANIA AB, SODERTALJE
CUSIP: W76082119
Meeting Date: 03-May-13    Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    161142 Due to Change in Vo-ting Status. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid Vo-te Option. Thank You   Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged       Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
1   Opening of the Agm                                  Non-Voting                Non-Voting
2   Election of A Chairman of the Agm : Leif Ostling    Non-Voting                Non-Voting
3   Establishment and Approval of the Voting List       Non-Voting                Non-Voting
4   Approval of the Agenda                              Non-Voting                Non-Voting
5   Election of Two Persons to Verify the Minutes       Non-Voting                Non-Voting
6   Consideration of Whether the Agm Has Been Duly
    Convened                                            Non-Voting                Non-Voting
7   Presentation of the Annual Accounts and Auditors'
    Report, and the Consolidated-annual Accounts and
    Auditors' Report                                    Non-Voting                Non-Voting
                                                        614





                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   Addresses by the Chairman of the Board and by the
    President and Ceo                                   Non-Voting                Non-Voting
9   Questions from the Shareholders                     Non-Voting                Non-Voting
10  Adoption of the Income Statement and Balance Sheet
    and the Consolidated Income Statement and Balance
    Sheet                                               Management  For           Voted - For
11  Resolution Concerning Distribution of the Profit
    Accorded to the Adopted Balance Sheet and
    Resolution Concerning the Record Date for the
    Dividend: the Board of Directors Proposes A
    Dividend of Sek 4.75 Per Share                      Management  For           Voted - For
12  Resolution Concerning Discharge of the Members of
    the Board and the President and Ceo from Liability
    for the Financial Year                              Management  For           Voted - For
13  Resolution Concerning Guidelines for Salary and
    Other Remuneration of the President and Ceo As Well
    As Other Executive Officers                         Management  For           Voted - For
14  Resolution Concerning the 2013 Incentive Programme  Management  For           Voted - For
15a Determination of the Number of Board Members and
    Deputy Board Members to be Elected by the Agm: That
    the Board of Directors Shall Consist of 10 Members
    Elected by the Agm Without Deputies                 Management  For           Voted - For
15b Determination of Remuneration for Board Members     Management  For           Voted - For
15c Election of the Chairman of the Board, the Vice
    Chairman, Other Board Members and Deputy Board
    Members: Re-election of Peter Abele, Helmut Aurenz,
    Ferdinand K. Piech, Hans Dieter Potsch, Francisco
    Javier Garcia Sanz, Asa Thunman, Peter Wallenberg
    Jr, Martin Winterkorn and Leif Ostling As Board
    Members, Election of Martin Lundstedt As A New
    Member of the Board, Re-election of Martin
    Winterkorn As Chairman of the Board, Re-election of
    Leif Ostling As Vice Chairman of the Board          Management  For           Voted - For
15d Determination of Remuneration for the Auditors:
    Remuneration to the Auditors Shall be Paid
    According to Approved Invoices                      Management  For           Voted - For
16  Resolution Concerning the Nomination Committee      Management  For           Voted - Against
17  Closing of the Agm                                  Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Change
    in Standing Instructions. If-you Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form
    Unl-ess You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
SEADRILL LIMITED, HAMILTON
CUSIP: G7945E105
Meeting Date: 21-Sep-12    Meeting Type: Annual General Meeting
1   To Re-elect John Fredriksen As A Director of the
    Company                                             Management  For           Voted - For
2   To Re-elect Tor Olav Troim As A Director of the
    Company                                             Management  For           Voted - For
                                                        615





                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Re-elect Kate Blankenship As A Director of the
    Company                                             Management  For           Voted - For
4   To Re-elect Carl Erik Steen As A Director of the
    Company                                             Management  For           Voted - For
5   To Re-elect Kathrine Fredriksen As A Director of
    the Company                                         Management  For           Voted - For
6   To Re- Appoint PricewaterhouseCoopers As As Auditor
    and to Authorize the Directors to Determine Their
    Remuneration                                        Management  For           Voted - For
7   To Approve the Remuneration of the Company's Board
    of Directors of A Total Amount of Fees Not to
    Exceed Usd800,000 for the Year Ended December
    31,2012                                             Management  For           Voted - Against
SKANDINAVISKA ENSKILDA BANKEN, STOCKHOLM
CUSIP: W25381141
Meeting Date: 21-Mar-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid-vote Option. Thank You    Non-Voting                Non-Voting
1   Opening of the Meeting                              Non-Voting                Non-Voting
2   Election of Chairman of the Meeting: the Nomination
    Committee Proposes Sven-unger, Member of the
    Swedish Bar Association, As Chairman of the Meeting Non-Voting                Non-Voting
3   Preparation and Approval of the Voting List         Non-Voting                Non-Voting
4   Approval of the Agenda                              Non-Voting                Non-Voting
5   Election of Two Persons to Check the Minutes of the
    Meeting Together with The-chairman                  Non-Voting                Non-Voting
6   Determination of Whether the Meeting Has Been Duly
    Convened                                            Non-Voting                Non-Voting
7   Presentation of the Annual Report and the Auditors'
    Report As Well As The-consolidated Accounts and the
    Auditors' Report on the Consolidated Accounts       Non-Voting                Non-Voting
8   The President's Speech                              Non-Voting                Non-Voting
9   Adoption of the Profit and Loss Account and Balance
    Sheet As Well As The-consolidated Profit and Loss
    Account and Consolidated Balance Sheet              Non-Voting                Non-Voting
10  Allocation of the Bank's Profit As Shown in the
    Balance Sheet Adopted by The-meeting. the Board of


616




     GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Directors Proposes A Dividend of Sek 2.75 Per Share
     And-tuesday, 26 March 2013 As Record Date for the
     Dividend. If the Meeting- Decides According to the
     Proposal the Dividend is Expected to be
     Distributed-by Euroclear on Tuesday, 2 April 2013   Non-Voting                Non-Voting
11   Discharge from Liability of the Members of the
     Board of Directors and the President                Management  For           Voted - For
12   Information Concerning the Work of the Nomination
     Committee                                           Non-Voting                Non-Voting
13   Determination of the Number of Directors and
     Auditors to be Elected by the Meeting: the
     Nomination Committee Proposes 12 Directors and One
     Auditor                                             Management  For           Voted - For
14   Approval of the Remuneration to the Directors and
     the Auditor Elected by the Meeting                  Management  For           Voted - For
15   Election of Directors As Well As Chairman of the
     Board of Directors: the Nomination Committee
     Proposes Re-election of the Directors: Johan H.
     Andresen, Signhild Arnegard Hansen, Annika
     Falkengren, Urban Jansson, Birgitta Kantola, Tomas
     Nicolin, Jesper Ovesen, Jacob Wallenberg and Marcus
     Wallenberg and New Election of Samir Brikho, Winnie
     Fok and Sven Nyman. Marcus Wallenberg is Proposed
     As Chairman of the Board of Directors               Management  For           Voted - For
16   Election of Auditor: the Nomination Committee
     Proposes Re-election of the Registered Public
     Accounting Firm PricewaterhouseCoopers Ab for the
     Period Up to and Including the Annual General
     Meeting 2014. Main Responsible Will be Authorised
     Public Accountant Peter Nyllinge                    Management  For           Voted - Against
17   The Board of Director's Proposal on Guidelines for
     Salary and Other Remuneration for the President and
     Members of the Group Executive Committee            Management  For           Voted - Against
18.a The Board of Directors' Proposal on Long-term
     Equity Programmes for 2013: Seb Share Deferral
     Programme (sdp) 2013 for the Group Executive
     Committee and Certain Other Senior Managers and Key
     Employees with Critical Competences                 Management  For           Voted - For
18.b The Board of Directors' Proposal on Long-term
     Equity Programmes for 2013: Seb Share Matching
     Programme (smp) 2013 for Selected Key Business
     Employees with Critical Competences                 Management  For           Voted - For
18.c The Board of Directors' Proposal on Long-term
     Equity Programmes for 2013: Seb All Employee
     Programme (aep) 2013 for All Employees in Selected
     Countries                                           Management  For           Voted - For
19.a The Board of Directors' Proposal on the Acquisition
     and Sale of the Bank's Own Shares: Acquisition of
     the Bank's Own Shares in Its Securities Business    Management  For           Voted - For
19.b The Board of Directors' Proposal on the Acquisition
     and Sale of the Bank's Own Shares: Acquisition and
     Sale of the Bank's Own Shares for Capital Purposes
     and for Long-term Equity Programmes                 Management  For           Voted - For


617




                        GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
19.c The Board of Directors' Proposal on the Acquisition
     and Sale of the Bank's Own Shares: Transfer of the
     Bank's Own Shares to Participants in the 2013
     Long-term Equity Programmes                         Management  For           Voted - For
20   The Board of Director's Proposal on the Appointment
     of Auditors of Foundations That Have Delegated
     Their Business to the Bank                          Management  For           Voted - Against
21   Proposal Submitted by A Shareholder on Amendment to
     the Articles of Association                         Shareholder Against       Voted - Against
22   Closing of the Annual General Meeting               Non-Voting                Non-Voting
SKF AB, GOTEBORG
CUSIP: W84237143
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                             Non-Voting                Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
     Information for All Voted-accounts. If an Account
     Has Multiple Beneficial Owners, You Will Need
     To-provide the Breakdown of Each Beneficial Owner
     Name, Address and Share-position to Your Client
     Service Representative. This Information is
     Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
     Please Note That Not All Sub Custodians in Sweden
     Accept Abstain As A Valid-vote Option. Thank You    Non-Voting                Non-Voting
1    Opening of the Annual General Meeting               Non-Voting                Non-Voting
2    Election of A Chairman for the Meeting : Leif
     Ostling                                             Non-Voting                Non-Voting
3    Drawing Up and Approval of the Voting List          Non-Voting                Non-Voting
4    Approval of Agenda                                  Non-Voting                Non-Voting
5    Election of Persons to Verify the Minutes           Non-Voting                Non-Voting
6    Consideration of Whether the Meeting Has Been Duly
     Convened                                            Non-Voting                Non-Voting
7    Presentation of Annual Report and Audit Report As
     Well As Consolidated-accounts and Audit Report for
     the Group                                           Non-Voting                Non-Voting
8    Address by the President                            Non-Voting                Non-Voting
9    Matter of Adoption of the Income Statement and
     Balance Sheet and Consolidated Income Statement and
     Consolidated Balance Sheet                          Management  For           Voted - For
10   Resolution Regarding Distribution of Profits : Sek
     5.50 Per Share                                      Management  For           Voted - For
11   Matter of Discharge of the Board Members and the
     President from Liability                            Management  For           Voted - For
12   Determination of Number of Board Members and Deputy
     Members : 9 and No Deputy Members                   Management  For           Voted - For
13   Determination of Fee for the Board of Directors     Management  For           Voted - For
                                                         618





                        GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
14  Election of Board Members and Deputy Board Members
    Including Chairman of the Board of Directors :
    Re-election of the Board Members Leif Ostling, Ulla
    Litzen, Tom Johnstone, Lena Treschow Torell, Peter
    Grafoner, Lars Wedenborn, Joe Loughrey, Jouko
    Karvinen and Baba Kalyani. Winnie Fok Has Declined
    Re- Election. Leif Ostling is Proposed to be the
    Chairman of the Board of Directors                  Management  For           Voted - For
15  Determination of Number of Auditors and Deputy
    Auditors                                            Management  For           Voted - For
16  Determination of Fee for the Auditors               Management  For           Voted - For
17  The Board of Directors' Proposal Concerning
    Amendment of the Articles of Association: Article 9 Management  For           Voted - Against
18  Election of Auditors and Deputy Auditors :that Pwc
    is Newly Elected As Auditor Until the Close of the
    Annual General Meeting 2017                         Management  For           Voted - For
19  The Board of Directors' Proposal for A Resolution
    on Principles of Remuneration for Group Management  Management  For           Voted - For
20  The Board of Directors' Proposal for A Resolution
    on Skf's Performance Share Programme 2013           Management  For           Voted - For
21  The Board of Directors' Proposal for an
    Authorization to the Board of Directors to Decide
    Upon the Repurchase of the Company's Own Shares for
    the Period Until the Next Annual General Meeting    Management  For           Voted - For
22  Resolution Regarding Nomination Committee           Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 12. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Prox-y Form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
STATOIL ASA
CUSIP: 85771P102 TICKER: STO
Meeting Date: 14-May-13 Meeting Type: Special
3   Election of Chair for the Meeting                   Management  For           Voted - For
4   Approval of the Notice and the Agenda               Management  For           Voted - For
5   Election of Two Persons to Co-sign the Minutes
    Together with the Chair of the Meeting              Management  For           Voted - For
6   Approval of the Annual Report and Accounts for
    Statoil Asa and the Statoil Group for 2012
    Including the Board of Directors' Proposal for
    Distribution of Dividend                            Management  For           Voted - For
7   Proposal Submitted by A Shareholder Regarding
    Statoil's Activities in Canada                      Shareholder               Voted - Against
8   Proposal Submitted by A Shareholder Regarding
    Statoil's Activities in the Arctic                  Shareholder               Voted - Against
9   Report on Corporate Governance                      Management  For           Voted - For
10  Declaration on Stipulation of Salary and Other
    Remuneration for Executive Management               Management  For           Voted - For
11  Determination of Remuneration for the Company's
    External Auditor for 2012                           Management  For           Voted - For
12  Amendment of Articles of Association                Management  For           Voted - For


619




                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
13  Determination of Remuneration for the Corporate
    Assembly                                            Management  For           Voted - For
14  Election of Member to the Nomination Committee      Management  For           Voted - For
15  Determination of Remuneration for the Nomination
    Committee                                           Management  For           Voted - For
16  Authorisation to Acquire Statoil Asa Shares in the
    Market in Order to Continue Operation of the Share
    Saving Plan for Employees                           Management  For           Voted - For
17  Authorisation to Acquire Statoil Asa Shares in the
    Market for Subsequent Annulment                     Management  For           Voted - For
SVENSKA CELLULOSA SCA AB, STOCKHOLM
CUSIP: W90152120
Meeting Date: 10-Apr-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid-vote Option. Thank You    Non-Voting                Non-Voting
1   Opening of the Meeting and Election of Chairman of
    the Meeting: the Nomination-committee Proposes Sven
    Unger, Attorney at Law, As Chairman of the Annual
    Gen-eral Meeting                                    Non-Voting                Non-Voting
2   Preparation and Approval of the Voting List         Non-Voting                Non-Voting
3   Election of Two Persons to Check the Minutes        Non-Voting                Non-Voting
4   Determination of Whether the Meeting Has Been Duly
    Convened                                            Non-Voting                Non-Voting
5   Approval of the Agenda                              Non-Voting                Non-Voting
6   Presentation of the Annual Report and the Auditor's
    Report and The-consolidated Financial Statements
    and the Auditor's Report on The- Consolidated
    Financial Statements                                Non-Voting                Non-Voting
7   Speeches by the Chairman of the Board of Directors
    and the President                                   Non-Voting                Non-Voting
8.a Resolution on Adoption of the Income Statement and
    Balance Sheet, and of the Consolidated Income
    Statement and the Consolidated Balance Sheet        Management  For           Voted - For
8.b The Board of Directors Proposes A Dividend of Sek
    4.50 Per Share and That the Record Date for the
    Dividend be Monday, 15 April 2013. Payment Through


620




                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Euroclear Sweden Ab is Estimated to be Made on
    Thursday, 18 April 2013                             Management  For           Voted - For
8.c Resolution on Discharge from Personal Liability of
    the Directors and the President                     Management  For           Voted - For
9   Resolution on the Number of Directors and Deputy
    Directors: the Number of Directors Shall be Nine
    with No Deputy Directors                            Management  For           Voted - For
10  Resolution on the Number of Auditors and Deputy
    Auditors: the Number of Auditors Shall be One with
    No Deputy Auditor                                   Management  For           Voted - For
11  Resolution on the Remuneration to be Paid to the
    Board of Directors and the Auditors                 Management  For           Voted - Against
12  Election of Directors, Deputy Directors and
    Chairman of the Board of Directors: Re-election of
    the Directors Par Boman, Rolf Borjesson, Jan
    Johansson, Leif Johansson, Louise Julian, Sverker
    Martin-lof, Bert Nordberg, Anders Nyren and Barbara
    Milian Thoralfsson, Whereby Sverker Martin-lof is
    Proposed to be Elected As Chairman of the Board of
    Directors                                           Management  For           Voted - Against
13  Election of Auditors and Deputy Auditors: Re-
    Election of the Registered Accounting Firm
    PricewaterhouseCoopers Ab, for the Period Until the
    End of the Annual General Meeting 2014              Management  For           Voted - Against
14  Resolution on Guidelines for Remuneration for the
    Senior Management                                   Management  For           Voted - For
15  Please Note That This Resolution is A Shareholder
    Proposal: the Shareholder Carl Axel Bruno Proposes
    the Section Regarding the Board of Directors in the
    Articles of Association to be Added with the
    Following Wording. "at Least One Fourth of the
    Directors on the Board of Directors Shall be Men
    and at Least One Fourth of the Directors Shall be
    Women. the Least Number of Proposed Men and the
    Least Number of Proposed Women Shall be Increased
    to the Next Higher Whole Number."                   Shareholder Against       Voted - Against
16  Closing of the Meeting                              Non-Voting                Non-Voting
    Please Note That This is A Revision Due to
    Modification of Text in Resolution-1. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy For-m Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
SVENSKA HANDELSBANKEN AB, STOCKHOLM
CUSIP: W90937181
Meeting Date: 20-Mar-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting


621




    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid-vote Option. Thank You     Non-Voting                Non-Voting
1   Opening of the Meeting                               Non-Voting                Non-Voting
2   Election of the Chairman of the Meeting: the
    Nomination Committee Proposes-that Mr Sven Unger
    Should be Chairman of the Meeting                    Non-Voting                Non-Voting
3   Establishment and Approval of the List of Voters     Non-Voting                Non-Voting
4   Approval of the Agenda                               Non-Voting                Non-Voting
5   Election of Two Persons to Countersign the Minutes   Non-Voting                Non-Voting
6   Determining Whether the Meeting Has Been Duly Called Non-Voting                Non-Voting
7.1 A Presentation of the Annual Accounts and Auditors'
    Report, As Well As The-consolidated Annual Accounts
    and the Auditors' Report for the Group, For-2012.
    in Connection with This: A Presentation of the Past
    Year's Work by The-board and Its Committees          Non-Voting                Non-Voting
7.2 A Presentation of the Annual Accounts and Auditors'
    Report, As Well As The-consolidated Annual Accounts
    and the Auditors' Report for the Group, For-2012.
    in Connection with This: A Speech by the Group
    Chief Executive, and Any- Questions from
    Shareholders to the Board and Management of the Bank Non-Voting                Non-Voting
7.3 A Presentation of the Annual Accounts and Auditors'
    Report, As Well As The-consolidated Annual Accounts
    and the Auditors' Report for the Group, For-2012.
    in Connection with This: A Presentation of Audit
    Work During 2012                                     Non-Voting                Non-Voting
8   Resolutions Concerning Adoption of the Income
    Statement and the Balance Sheet, As Well As the
    Consolidated Income Statement and Consolidated
    Balance Sheet                                        Management  For           Voted - For
9   Resolution on the Allocation of the Bank's Profits
    in Accordance with the Adopted Balance Sheet and
    Also Concerning the Record Day. the Board Proposes
    A Dividend of Sek 10.75 Per Share, and That Monday,
    25 March 2013 be the Record Day for the Receiving
    of Dividends. If the Meeting Resolves in Accordance
    with the Proposal, Euroclear Expects to Distribute
    the Dividend on Thursday, 28 March 2013              Management  For           Voted - For
10  Resolution on Release from Liability for the
    Members of the Board and the Group Chief Executive
    for the Period Referred to in the Financial Reports  Management  For           Voted - For
11  Authorisation for the Board to Resolve on
    Acquisition and Divestment of Shares in the Bank     Management  For           Voted - For
12  Acquisition of Shares in the Bank for the Bank's
    Trading Book Pursuant to Chapter 7, Section 6 of
    the Swedish Securities Market Act                    Management  For           Voted - For


622




                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
13  Determining the Number of Members of the Board to
    be Appointed by the Meeting                         Management  For           Voted - For
14  Determining the Number of Auditors to be Appointed
    by the Meeting                                      Management  For           Voted - For
15  Deciding Fees for Board Members and Auditors        Management  For           Voted - For
16  Election of the Board Members and the Chairman of
    the Board: the Nomination Committee Proposes That
    the Meeting Re-elect All Board Members with the
    Exception of Mr Hans Larsson Who Has Declined
    Re-election. the Nomination Committee Also Proposes
    That Mr Anders Nyren be Elected As Chairman of the
    Board                                               Management  For           Voted - For
17  Election of Auditors: the Nomination Committee
    Proposes That the Meeting Re-elect KPMG Ab and
    Ernst & Young Ab As Auditors for the Period Until
    the End of the Agm to be Held in 2014. These Two
    Auditing Companies Have Announced That, Should They
    be Elected, They Will Appoint the Same Auditors to
    be Auditors in Charge As in 2012: Mr Stefan
    Holmstrom (authorised Public Accountant) Will be
    Appointed As Auditor in Charge for KPMG Ab, While
    Mr Erik Astrom (authorised Public Accountant) Will
    be Appointed As Auditor in Charge for Ernst & Young
    Ab                                                  Management  For           Voted - For
18  The Board's Proposal Concerning Guidelines for
    Compensation to Senior Management                   Management  For           Voted - For
19  The Board's Proposal Concerning the Appointment of
    Auditors in Foundations Without Own Management      Management  For           Voted - For
20  Please Note That This Resolution is A Shareholder
    Proposal: Shareholder's Proposal Regarding A Change
    to the Articles of Association in Respect of the
    Composition of the Board                            Shareholder Against       Voted - Against
21  Closing of the Meeting                              Non-Voting                Non-Voting
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 9. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy-form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
SWEDBANK AB, STOCKHOLM
CUSIP: W9423X102
Meeting Date: 20-Mar-13    Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    164743 Due to Change in Vo-ting Status of
    Resolution 9.b. All Votes Received on the Previous
    Meeting Will-be Disregarded and You Will Need to
    Reinstruct on This Meeting Notice. Thank-you.       Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid Vo-te Option. Thank You   Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner


623




     GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Name, Address and Share Position To-your Client
     Service Representative. This Information is
     Required in Order For- Your Vote to be Lodged       Non-Voting                Non-Voting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power of At-torney (poa) is
     Required in Order to Lodge and Execute Your Voting
     Instruction-s in This Market. Absence of A Poa, May
     Cause Your Instructions to be Rejected-. If You
     Have Any Questions, Please Contact Your Client
     Service Representative                              Non-Voting                Non-Voting
1    Opening of the Meeting and Address by the Chair of
     the Board of Directors                              Non-Voting                Non-Voting
2    Election of the Meeting Chair: the Nomination
     Committee Proposes That Counsel-claes Zettermarck
     is Elected Chair at the Meeting                     Non-Voting                Non-Voting
3    Preparation and Approval of the Voting List         Non-Voting                Non-Voting
4    Approval of the Agenda                              Non-Voting                Non-Voting
5    Election of Two Persons to Verify the Minutes       Non-Voting                Non-Voting
6    Decision Whether the Meeting Has Been Duly Convened Non-Voting                Non-Voting
7.a  Presentation of the Annual Report and the
     Consolidated Accounts for the Financ-ial Year 2012  Non-Voting                Non-Voting
7.b  Presentation of the Auditor's Reports for the Bank
     and the Group for the Finan-cial Year 2012          Non-Voting                Non-Voting
7.c  Address by the Ceo                                  Non-Voting                Non-Voting
8    Adoption of the Profit and Loss Account and Balance
     Sheet of the Bank and The-consolidated Profit and
     Loss Account and Consolidated Balance Sheet for the
     Fi-nancial Year 2012                                Non-Voting                Non-Voting
9.a  Approval of the Allocation of the Bank's Profit in
     Accordance with the Adopted Balance Sheet           Management  For           Voted - For
9.b  Please Note That This Resolution is A Shareholder
     Proposal: Decision on the Record Date for Dividends
     and in Conjunction Herewith the Matter Submitted by
     the Shareholder Bo Arnells Regarding His Announced
     Proposal to Decrease the Share Dividend             Shareholder Against       Voted - For
10   Decision Whether to Discharge the Members of the
     Board of Directors and the Ceo from Liability       Management  For           Voted - For
11   Determination of the Number of Board Members: the
     Nomination Committee Proposes That the Number of
     Board Members, Which Shall be Appointed by the
     Meeting, Shall be Unchanged at Ten                  Management  For           Voted - For
12.a Determination of the Fees to the Board Members      Management  For           Voted - For
12.b Determination of the Fees to the Auditor            Management  For           Voted - For
13   Election of the Board Members and the Chair: the
     Nomination Committee Proposes, for the Period Until
     the Close of the Next Agm, That All Board Members
     are Re-elected, Thus Olav Fjell, Ulrika Francke,
     Goran Hedman, Lars Idermark, Anders Igel, Pia
     Rudengren, Anders Sundstrom, Charlotte Stromberg,
     Karl-henrik Sundstrom and Siv Svensson. the
     Nomination Committee Proposes That Anders Sundstrom
     be Elected As Chair of the Board of Directors       Management  For           Voted - For
14   Decision on the Nomination Committee: the
     Nomination Committee Shall Consist of Five Members  Management  For           Voted - For
                                                         624





                            GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
15   Decision on the Guidelines for Remuneration to Top
     Executives                                          Management  For           Voted - For
16   Decision to Acquire Own Shares in Accordance with
     the Securities Market Act                           Management  For           Voted - For
17   Decision on Authorization for the Board of
     Directors to Decide on Acquisitions of Own Shares
     in Addition to What is Stated in Item 16            Management  For           Voted - For
18   Decision on Authorization for the Board of
     Directors to Decide on Issuance of Convertibles     Management  For           Voted - For
19.a Approval of Performance and Share Based
     Remuneration Programs for 2013: Decision Regarding
     A Common Program for 2013                           Management  For           Voted - For
19.b Approval of Performance and Share Based
     Remuneration Programs for 2013: Decision Regarding
     Deferred Variable Remuneration in the Form of
     Shares Under an Individual Program 2013             Management  For           Voted - For
19.c Approval of Performance and Share Based
     Remuneration Programs for 2013: Decision Regarding
     Transfer of Own Ordinary Shares                     Management  For           Voted - For
20   Please Note That This Resolution is A Shareholder
     Proposal: Matter Submitted by the Shareholder Bo
     Arnells on Suggested Proposal to Decrease the Share
     Dividend (refer to Item 9) and for the Bank to
     Become A Full Service Bank Again                    Shareholder Against       Voted - Against
21   Closing of the Meeting                              Non-Voting                Non-Voting
     Please Note, Proposals 9.a and 9.b are Being
     Treated As 1 Proposal. Thank You.                   Non-Voting                Non-Voting
     Please Note That This is A Revision Due to Receipt
     of Additional Comment. Than-k You.                  Non-Voting                Non-Voting
TELENOR ASA, FORNEBU
CUSIP: R21882106
Meeting Date: 15-May-13     Meeting Type: Annual General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                             Non-Voting                Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
     Information for All Voted-accounts. If an Account
     Has Multiple Beneficial Owners, You Will Need
     To-provide the Breakdown of Each Beneficial Owner
     Name, Address and Share-position to Your Client
     Service Representative. This Information is
     Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
     Shares Held in an Omnibus/nominee Account Need to
     be Re-registered in The-beneficial Owners Name to
     be Allowed to Vote at Meetings. Shares Will
     Be-temporarily Transferred to A Separate Account in
     the Beneficial Owner's Name-on the Proxy Deadline


625




     GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     and Transferred Back to the Omnibus/nominee Account
     The-day After the Meeting.                          Non-Voting                Non-Voting
     Blocking Should Always be Applied, Record Date Or
     Not.                                                Non-Voting                Non-Voting
1    Approval of the Notice of the Annual General
     Meeting and the Agenda                              Management  For           Voted - For
3    Approval of the Financial Statements and Report
     from the Board of Directors for the Financial Year
     2012                                                Management  For           Voted - For
4    Approval of the Remuneration to the Company's
     Auditor                                             Management  For           Voted - For
5    Information and Vote on the Board of Director's
     Statement Regarding the Determination of Salary and
     Other Remuneration to the Executive Management      Management  For           Voted - For
6    Reduction of Share Capital by Cancelling Treasury
     Shares and Redemption of Shares Owned by the
     Kingdom of Norway and Reduction of Other Equity     Management  For           Voted - For
7    Authorisation to Acquire Treasury Shares for the
     Purpose of Cancellation                             Management  For           Voted - For
8.1  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Anders Skjaevestad            Management  For           Voted - For
8.2  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: John Gordon Bernander         Management  For           Voted - For
8.3  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Kirsten Ideboen               Management  For           Voted - For
8.4  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Didrik Munch                  Management  For           Voted - For
8.5  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Elin Merete Myrmel- Johansen  Management  For           Voted - For
8.6  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Widar Salbuvik                Management  For           Voted - For
8.7  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Tore Onshuus Sandvik          Management  For           Voted - For
8.8  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Silvija Seres                 Management  For           Voted - For
8.9  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Siri Pettersen Strandenes     Management  For           Voted - For
8.1  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Olaug Svarva                  Management  For           Voted - For
8.11 Election of Deputy Member Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Gry Molleskog (1st Deputy)    Management  For           Voted - For


626




                          GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.12 Election of Deputy Member Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Nils-edvard Olsen (2nd Deputy) Management  For           Voted - For
8.13 Election of Deputy Member Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Ingvild Nybo Holth (3rd
     Deputy)                                              Management  For           Voted - For
9.i  Election of Member to the Nomination Committee in
     Line with the Nomination Committee's Proposal:
     Mette I. Wikborg                                     Management  For           Voted - For
9.ii Election of Member to the Nomination Committee in
     Line with the Nomination Committee's Proposal: Rune
     Selmar                                               Management  For           Voted - For
10.i Determination of Remuneration to the Members Of:
     the Corporate Assembly; in Line with the Nomination
     Committee's Proposal                                 Management  For           Voted - For
10.ii Determination of Remuneration to the Members Of:
     the Nomination Committee in Line with the
     Nomination Committee's Proposal                      Management  For           Voted - For
TELIASONERA AB, STOCKHOLM
CUSIP: W95890104
Meeting Date: 03-Apr-13   Meeting Type: Annual General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                              Non-Voting                Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
     Information for All Voted-accounts. If an Account
     Has Multiple Beneficial Owners, You Will Need
     To-provide the Breakdown of Each Beneficial Owner
     Name, Address and Share-position to Your Client
     Service Representative. This Information is
     Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
     Please Note That Not All Sub Custodians in Sweden
     Accept Abstain As A Valid-vote Option. Thank You     Non-Voting                Non-Voting
1    Election of Chairperson of the Meeting: Sven Unger,
     Attorney-at-law                                      Non-Voting                Non-Voting
2    Preparation and Approval of Voting Register          Non-Voting                Non-Voting
3    Adoption of Agenda                                   Non-Voting                Non-Voting
4    Election of Two Persons to Check the Meeting
     Minutes Along with The-chairperson                   Non-Voting                Non-Voting
5    Confirmation That the Meeting Has Been Duly and
     Properly Convened                                    Non-Voting                Non-Voting
6    Presentation of the Annual Report and Auditor's
     Report, Consolidated-financial Statements and Group
     Auditor's Report for 2012. Speech by
     Acting-president and Ceo Per-arne Blomquist in
     Connection Herewith and A Description-of the Board
     of Directors Work During 2012                        Non-Voting                Non-Voting
                                                          627





    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   Resolution to Adopt the Income Statement, Balance
    Sheet, Consolidated Statement of Comprehensive
    Income and Consolidated Statement of Financial
    Position for 2012                                   Management  For           Voted - For
8   The Board of Directors Proposes That A Dividend of
    Sek 2.85 Per Share Shall be Distributed to the
    Shareholders, and That April 8, 2013 Shall be Set
    As the Record Date for the Dividend. If the Annual
    General Meeting Adopts This Proposal, It is
    Estimated That Disbursement from Euroclear Sweden
    Ab Will Take Place on April 11, 2013                Management  For           Voted - For
9   Resolution Concerning Discharging of Members of the
    Board of Directors and the President from Personal
    Liability Towards the Company for the
    Administration of the Company in 2012               Management  For           Voted - Against
10  Resolution Concerning Number of Board Members and
    Deputy Board Members to be Elected by the Annual
    General Meeting                                     Management  For           Voted - For
11  Resolution Concerning Remuneration to the Board of
    Directors                                           Management  For           Voted - For
12  Election of Board of Directors. the Election Will
    be Preceded by Information from the Chairperson
    Concerning Positions Held in Other Companies by the
    Candidates: Re-election of Olli-pekka Kallasvuo and
    Per-arne Sandstrom. New Election of Marie Ehrling,
    Mats Jansson, Tapio Kuula, Nina Linander, Martin
    Lorentzon and Kersti Sandqvist. Maija-liisa Friman,
    Ingrid Jonasson Blank, Anders Narvinger, Timo
    Peltola, Lars Renstrom Och Jon Risfelt Have
    Declined Re- Election                               Management  For           Voted - For
13  Election of Chairman and Vice-chairman of the Board
    of Directors: Marie Ehrling As Chairman and
    Olli-pekka Kallasvuo As Vice-chairman               Management  For           Voted - For
14  Resolution Concerning Number of Auditors and Deputy
    Auditors                                            Management  For           Voted - For
15  Resolution Concerning Remuneration to the Auditors  Management  For           Voted - For
16  Election of Auditors and Deputy Auditors: Re-
    Election of PricewaterhouseCoopers Ab Until the End
    of the Annual General Meeting 2014                  Management  For           Voted - For
17  Election of Nomination Committee: Magnus Skaninger
    (swedish State), Kari Jarvinen (finnish State Via
    Solidium Oy), Jan Andersson (swedbank Robur Funds),
    Per Frennberg (alecta) and Marie Ehrling (chairman
    of the Board of Directors)                          Management  For           Voted - For
18  Proposal Regarding Guidelines for Remuneration to
    the Executive Management                            Management  For           Voted - Against
19  The Board of Directors' Proposal for Authorization
    to Acquire Own Shares                               Management  For           Voted - For
20(a) The Board of Directors' Proposal For:
    Implementation of A Long-term Incentive Program
    2013/2016                                           Management  For           Voted - For
20(b)The Board of Directors' Proposal For: Hedging
    Arrangements for the Program                        Management  For           Voted - For


628




                           GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
21  Proposal from the Shareholder Carl Henrik Bramelid:
    That Teliasonera Either Sells Back Skanova, Which
    Owns the Copper Cables in Sweden, to the Swedish
    State Or Distributes the Shares to the Company's
    Shareholders                                        Shareholder Against       Voted - Against
22  Proposal from the Shareholder Carl Henrik Bramelid:
    That Teliasonera Keeps Its Operations on the Mature
    Markets and Separates Its Operations on the
    Emerging Markets to A Separate Company/group the
    Shares of Which are Distributed to the Company's
    Shareholders. the Company/group Responsible for the
    Emerging Markets Should be Listed                   Shareholder Against       Voted - Against
23  Proposal from the Shareholder Ake Raushagen: That
    the Present Auditors be Dismissed and That the
    Nomination Committee be Given the Assignment to
    Draw Up A Proposal on New Auditors and to Review
    the Assignment and the Mandate of the New Auditors  Shareholder Against       Voted - For
24(a) Proposal from the Shareholder Lars Bramelid: (a)
    That the New Board of Directors be Given the
    Assignment to Claim Damages from the Persons Who
    Have Damaged the Company, Especially the Company's
    Management Group and the Board Members of That Time Shareholder Against       Voted - Against
24(b)Proposal from the Shareholder Lars Bramelid: That
    the Board of Directors is Therefore Given the Right
    to Limit the Company's Claim for Damages Against
    These Persons to A Total of Up to Sek 100 Million   Shareholder Against       Voted - Against
VOLVO AB, GOTEBORG
CUSIP: 928856301
Meeting Date: 04-Apr-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Please Note That Not All Sub Custodians in Sweden
    Accept Abstain As A Valid-vote Option. Thank You    Non-Voting                Non-Voting
1   Opening of the Meeting                              Non-Voting                Non-Voting
2   Election of Chairman of the Meeting: Sven Unger,
    Attorney at Law                                     Non-Voting                Non-Voting
3   Verification of the Voting List                     Non-Voting                Non-Voting
4   Approval of the Agenda                              Non-Voting                Non-Voting
5   Election of Minutes-checkers and Vote Controllers   Non-Voting                Non-Voting


629




    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Determination of Whether the Meeting Has Been Duly
    Convened                                            Non-Voting                Non-Voting
7   Presentation of the Work of the Board and Board
    Committees                                          Non-Voting                Non-Voting
8   Presentation of the Annual Report and the Auditors'
    Report As Well As The-consolidated Accounts and the
    Auditors' Report on the Consolidated Accounts.-in
    Connection Therewith, Speech by the President       Non-Voting                Non-Voting
9   Adoption of the Income Statement and Balance Sheet
    and the Consolidated-income Statement and
    Consolidated Balance Sheet                          Non-Voting                Non-Voting
10  Resolution in Respect of the Disposition to be Made
    of the Company's Profits                            Management  For           Voted - For
11  Resolution Regarding Discharge from Liability of
    the Members of the Board and of the President       Management  For           Voted - For
12  Determination of the Number of Members and Deputy
    Members of the Board of Directors to be Elected by
    the Meeting: the Election Committee Proposes Nine
    Members and No Deputy Members                       Management  For           Voted - For
13  Determination of the Remuneration to be Paid to the
    Board Members: the Election Committee Proposes That
    the Chairman of the Board is Awarded Sek 2,250,000
    and Each of the Other Board Members Elected by the
    Annual General Meeting Sek 750,000 with the
    Exception of the President. Furthermore, It is
    Proposed That the Chairman of the Audit Committee
    is Awarded Sek 300,000 and the Other Members in the
    Audit Committee Sek 150,000 Each and That the
    Chairman of the Remuneration Committee is Awarded
    Sek 125,000 and the Other Members of the
    Remuneration Committee Sek 100,000 Each             Management  For           Voted - For
14  Election of the Board Members and Chairman of the
    Board: the Election Committee Proposes Re- Election
    of Peter Bijur, Jean-baptiste Duzan, Hanne De Mora,
    Anders Nyren, Olof Persson, Carl-henric Svanberg,
    Ravi Venkatesan, Lars Westerberg and Ying Yeh. the
    Election Committee Further Proposes Re-election of
    Carl- Henric Svanberg As Chairman of the Board      Management  For           Voted - For
15  Election of Members of the Election Committee: the
    Election Committee Proposes That Carl-olof By,
    Representing Ab Industrivarden, Lars Forberg,
    Representing Violet Partners Lp, Hakan Sandberg,
    Representing Svenska Handelsbanken, Shb Pension
    Fund, Shb Employee Fund, Shb Pensionskassa and
    Oktogonen, Yngve Slyngstad, Representing Norges
    Bank Investment Management, and the Chairman of the
    Board of Directors are Elected Members of the
    Election Committee and That No Fees are Paid to the
    Members of the Election Committee                   Management  For           Voted - For
16  Resolution on the Adoption of A Remuneration Policy
    for Senior Executives                               Management  For           Voted - For
17  Resolution on the Board of Directors' Proposal for
    an Amendment of the Articles of Association: the
    Board of Directors Proposes That the Annual General
    Meeting Resolves That the Following Amendment is


630




                        GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Made to the Articles of Association. A New Second
    Sentence (italics) is Proposed to be Included in
    the First Paragraph of Section 6: the Company Shall
    Appoint A                                           Management  For           Voted - Against
18  Please Note That This Resolution is A Shareholder
    Proposal: Resolution on Shareholder's Proposal for
    an Amendment of the Articles of Association; the
    Shareholder Carl Axel Bruno Proposes That the
    Annual General Meeting Resolves That the Following
    Amendment is Made to the Articles of Association.
    the Board Shall Consist of at Least One Fourth Men
    and One Fourth Women. the Minimum Number of Male
    Candidates and the Minimum Number of Female
    Candidates Shall be Increased to the Nearest Whole
    Number                                              Shareholder Against       Voted - Against
19  Please Note That This Resolution is A Shareholder
    Proposal: Resolution on Shareholder's Proposal for
    Increasing Apprenticeships; the Shareholder Charles
    Croydon Proposes That the Annual General Meeting
    Resolves to Ask the Board to Consider the
    Intervention of Enhancing Young People's
    Employability Through Increasing the
    Apprenticeships That Volvo Offer                    Shareholder Against       Voted - Against
    Please Note That This is A Revision Due to
    Modification in Resolution 2 and 17-. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy Form-unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
YARA INTERNATIONAL ASA, OSLO
CUSIP: R9900C106
Meeting Date: 13-May-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting


631




    GLOBAL X FTSE NORDIC REGION ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Opening of the General Meeting, Approval of Meeting
    Notice and Agenda                                   Management  For           Voted - For
2   Election of Chairperson and A Person to Co-sign the
    Minutes                                             Management  For           Voted - For
3   Approval of the Annual Accounts and the Annual
    Report for 2012 for Yara International Asa and the
    Group, Including Distribution of Dividend           Management  For           Voted - For
4   Statement Regarding Determination of Salary and
    Other Remuneration to the Executive Management of
    the Company                                         Management  For           Voted - For
5   Report on Corporate Governance                      Management  For           Voted - For
6   Auditor's Fees for 2012                             Management  For           Voted - For
7   Remuneration to the Members of the Board, Members
    of the Compensation Committee and Members of the
    Audit Committee for the Period Until the Next
    Annual General Meeting                              Management  For           Voted - For
8   Remuneration to the Members of the Nomination
    Committee for the Period Until the Next Annual
    General Meeting                                     Management  For           Voted - For
9   Election of Members of the Board                    Management  For           Voted - For
10  Changes to the Articles of Association Regarding
    Signatory Power                                     Management  For           Voted - For
11  Capital Reduction by Cancellation of Own Shares and
    by Redemption of Shares Held on Behalf of the
    Norwegian State by the Ministry of Trade and
    Industry                                            Management  For           Voted - For
12  Power of Attorney to the Board Regarding
    Acquisition of Own Shares                           Management  For           Voted - For


632




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AKER ASA
CUSIP: R0114P108
Meeting Date: 17-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Opening of the Annual General Meeting, Including
    Approval of the Notice and Agenda                   Management  For           Voted - For
2   Appointment of A Person to Co-sign the Minutes of
    Meeting Along with the Meeting Chair                Management  For           Voted - For
3   Presentation of Business Activities                 Non-Voting                Non-Voting
4   Approval of the 2012 Annual Accounts of Aker Asa
    and Group's Consolidated Accounts and the Board of
    Directors' Report, Including Distribution of
    Dividend                                            Management  For           Voted - For
5   Consideration of the Board of Directors'
    Declaration Regarding Stipulation of Salary and
    Other Remuneration to Executive Management of the
    Company                                             Management  For           Voted - For
6   Stipulation of Remuneration to the Members of the
    Board of Directors and the Audit Committee          Management  For           Voted - For
7   Stipulation of Remuneration to the Members of the
    Nomination Committee                                Management  For           Voted - For
8   Election of Members to the Board of Directors       Management  For           Voted - For
9   Election of A Member to the Nomination Committee    Management  For           Voted - For
10  Approval of Remuneration to the Auditor for 2012    Management  For           Voted - For
11  Authorization to the Board of Directors to Purchase
    Treasury Shares in Connection with Acquisitions,
    Mergers, De-mergers Or Other Transfers of Business  Management  For           Voted - For
12  Authorization to the Board of Directors to Purchase
    Treasury Shares in Connection with the Share
    Program for the Employees                           Management  For           Voted - For
                                                        633





                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
13  Authorization to the Board of Directors to Purchase
    Treasury Shares for the Purpose of Subsequent
    Deletion of Shares                                  Management  For           Voted - For
AKER SOLUTIONS ASA, LYSAKER
CUSIP: R0180X100
Meeting Date: 12-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Opening of the Annual General Meeting by the
    Chairman                                            Non-Voting                Non-Voting
2   Approval of Summons and Agenda of the Annual
    General Meeting                                     Management  For           Voted - For
3   Appointment of A Person to Co-sign the Minutes      Management  For           Voted - For
4   Information About the Business                      Non-Voting                Non-Voting
5   Approval of the 2012 Annual Accounts of Aker
    Solutions Asa and Group's Consolidated Accounts and
    the Annual Report, Including Distribution of
    Dividend.                                           Management  For           Voted - For
6   Approval of the Board of Directors' Declaration
    Regarding Stipulation of Salary and Other
    Remuneration to Executive Management of the Company Management  For           Voted - For
7   Approval of Remuneration to the Members of the
    Board of Directors, the Board Risk Committee and
    the Audit Committee for 2012                        Management  For           Voted - For
8   Approval of Remuneration to the Members of the
    Nomination Committee for 2012                       Management  For           Voted - For
9   Election of Members to the Board of Directors       Management  For           Voted - For
10  Election of Members to the Nomination Committee     Management  For           Voted - For
11  Approval of Remuneration to the Auditor for 2012    Management  For           Voted - For


634




                           GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
12  Authorization to the Board of Directors to Purchase
    Treasury Shares in Connection with Acquisitions,
    Mergers, De-mergers Or Other Transfers of Business  Management  For           Voted - For
13  Authorization to the Board of Directors to Purchase
    Treasury Shares in Connection with the Share
    Programme for the Employees                         Management  For           Voted - For
14  Authorization to the Board of Directors to Purchase
    Treasury Shares for the Purpose of Subsequent
    Deletion of Shares                                  Management  For           Voted - For
ALGETA ASA
CUSIP: R02078104
Meeting Date: 11-Apr-13    Meeting Type: Ordinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Opening of the Meeting                              Non-Voting                Non-Voting
2   Election of Chairperson and Person to Co-sign the
    Minutes                                             Management  For           Voted - For
3   Approval of the Notice and the Agenda               Management  For           Voted - For
4   Approval of Consolidated Accounts, Company Accounts
    and Directors' Report for 2012                      Management  For           Voted - For
5   Approval of Board of Directors' Fee                 Management  For           Voted - Against
6   Approval of Remuneration of the Nomination
    Committee, Compensation Committee, Audit Committee
    and Corporate Governance Committee                  Management  For           Voted - For
7   Approval of the Auditor's Fee                       Management  For           Voted - For
8   Approval of the Board's Statement Concerning Senior
    Management Remuneration                             Management  For           Voted - Against
9   Decrease of the Company's Share Premium Fund        Management  For           Voted - For


635




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
10.1 Authorization to the Board to Increase the Share
     Capital of the Company in Connection with General
     Development of the Company                          Management  For           Voted - For
10.2 Authorization to the Board to Raise Convertible
     Loans in Connection with General Development of the
     Company                                             Management  For           Voted - For
11   Authorization to the Board to Increase the Share
     Capital of the Company in Connection with the
     Company's Equity Incentive Scheme                   Management  For           Voted - For
12   Authorization to Acquire Own Shares                 Management  For           Voted - For
13.1 Stein H. Annexstad is Re-elected As Chairman of the
     Board of Directors                                  Management  For           Voted - For
13.2 John Edward Berriman is Re-elected As the Deputy
     Chairman of the Board of Directors                  Management  For           Voted - For
13.3 Per Anders Gote Samuelsson is Re-elected As A Board
     Member                                              Management  For           Voted - For
13.4 Hilde Hermansen Steineger is Re-elected As A Board
     Member                                              Management  For           Voted - For
13.5 Kapil Dhingra is Re-elected As A Board Member       Management  For           Voted - For
13.6 Judith Hemberger is Re-elected As A Board Member    Management  For           Voted - For
13.7 Two New Board Members to be Nominated by the
     Nomination Committee Prior to the General Meeting
     are Elected As Board Members                        Management  For           Voted - For
14   Amending the Charter for the Nomination Committee   Management  For           Voted - For
15   Election of Thomas A. Vogt As A New Member to the
     Nomination Committee                                Management  For           Voted - For
16   Amending the Objective Clause in the Company's
     Articles of Associations                            Management  For           Voted - For
17   Deadline for Summons to Extraordinary General
     Meeting                                             Management  For           Voted - Against
ARCHER LTD
CUSIP: G0451H109
Meeting Date: 21-Sep-12 Meeting Type: Annual General Meeting
1    To Re-elect Saad Bargach As A Director of the
     Company                                             Management  For           Voted - For
2    To Re-elect Fredrik Halvorsen As A Director of the
     Company                                             Management  For           Voted - For
3    To Re-elect Tor Olav Troeim As A Director of the
     Company                                             Management  For           Voted - For
4    To Re-elect Kate Blankenship As A Director of the
     Company                                             Management  For           Voted - For
5    To Re-elect Cecilie Fredriksen As A Director of the
     Company                                             Management  For           Voted - For
6    To Re-elect Alejandro P. Bulgheroni As A Director
     of the Company                                      Management  For           Voted - For
7    To Re-elect Giovanni Dell'orto As A Director of the
     Company                                             Management  For           Voted - For
8    To Re-elect John Reynolds As A Director of the
     Company                                             Management  For           Voted - For


636




                          GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   To Re-appoint PricewaterhouseCoopers As As Auditor
    and to Authorize the Directors to Determine Their
    Remuneration                                        Management  For           Voted - For
10  To Approve the Remuneration of the Company's Board
    of Directors of A Total Amount of Fees Not to
    Exceed Usd 500,000 for the Year Ended December 31,
    2012                                                Management  For           Voted - For
Meeting Date: 13-Feb-13   Meeting Type: Special General Meeting
a   The Issued and Paid-up Share Capital of the Company
    be Reduced from Usd733,318,240 to Usd366,659,120 by
    Cancelling the Paid-up Capital of the Company to
    the Extent of Usd1.00 on Each of the Issued Shares
    of Par Value Usd2.00 in the Share Capital of the
    Company As at the Effective Date So That Each
    Issued Share of Usd2.00 Shall from the Effective
    Date Have A Par Value of Usd1.00 be Treated in All
    Respects As One (1) Fully Paid Up Share of Par
    Value Usd1.00 ("capital Reduction")                 Management  For           Voted - For
b   Subject to and Forthwith Upon the Capital Reduction
    Taking Effect, the Amount of Credit Arising from
    the Capital Reduction be Credited to the
    Contributed Surplus Account of the Company, and the
    Directors of the Company be and are Hereby
    Authorised to Apply Any Credit Balance in the
    Contributed Surplus Account of the Company in
    Accordance with the Bye-laws of the Company and All
    Applicable Laws                                     Management  For           Voted - For
c   Subject to and Forthwith Upon the Capital Reduction
    Taking Effect, All the 233,340,880 Authorised But
    Unissued Shares of Usd2.00 Each in the Company be
    Cancelled and the Authorised Share Capital of the
    Company of Usd1,200,000,000 be Diminished by
    Usd466,681,760 Representing the Amount of Shares So
    Cancelled, and Forthwith Upon Such Cancellation,
    the Authorised Share Capital of the Company be
    Restored to Usd1,200,000,000 by Creating
    833,340,880 Shares of Par Value Usd1.00 Each, Such
    That the Authorised Share Capital Will Then
    Comprise 1,200,000,000 Shares of Par Value Usd1.00
    Each                                                Management  For           Voted - For
d   Subject to and Forthwith Upon the Capital Reduction
    Taking Effect, the Register of Shareholders (and
    Each Branch Register and Sub- Register) Shall be
    Amended Such That the Shares in Issue on the
    Effective Date Shall be Recorded As Having A Par
    Value of Usd1.00 Each                               Management  For           Voted - For
ATEA ASA
CUSIP: R0728G106
Meeting Date: 30-Apr-13   Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
                                                        637





     GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                             Non-Voting                Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
     Information for All Voted-accounts. If an Account
     Has Multiple Beneficial Owners, You Will Need
     To-provide the Breakdown of Each Beneficial Owner
     Name, Address and Share-position to Your Client
     Service Representative. This Information is
     Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
     Shares Held in an Omnibus/nominee Account Need to
     be Re-registered in The-beneficial Owners Name to
     be Allowed to Vote at Meetings. Shares Will
     Be-temporarily Transferred to A Separate Account in
     the Beneficial Owner's Name-on the Proxy Deadline
     and Transferred Back to the Omnibus/nominee Account
     The-day After the Meeting.                          Non-Voting                Non-Voting
     Blocking Should Always be Applied, Record Date Or
     Not.                                                Non-Voting                Non-Voting
1    Election of Chairperson for the Meeting             Management  For           Voted - For
2    Election of an Individual to Sign the Minutes
     Jointly with the Chairperson                        Management  For           Voted - For
3    Approval of the Notice of the Meeting and Agenda    Management  For           Voted - For
4    Report from the Ceo                                 Management  For           Voted - For
5    Approval of the Financial Statements and Annual
     Report for 2012 for the Parent Company and the
     Group, Including Year-end Allocations               Management  For           Voted - For
6    Resolution Regarding Distribution of Dividend       Management  For           Voted - For
7    Reduction of the Share Premium Account by Transfer
     to Other (free) Equity                              Management  For           Voted - For
8    Approval of the Auditor's Fees                      Management  For           Voted - For
9.1  Adoption of the Remuneration to be Paid to Board
     Members: Chairman of the Board                      Management  For           Voted - For
9.2  Adoption of the Remuneration to be Paid to Board
     Members: Members Elected by the Shareholder         Management  For           Voted - For
9.3  Adoption of the Remuneration to be Paid to Board
     Members: Members Elected by the Employees           Management  For           Voted - For
10.1 Election of Members to the Nominating Committee and
     Approval of the Member's Remuneration: Karl Martin
     Stang                                               Management  For           Voted - For
10.2 Election of Members to the Nominating Committee and
     Approval of the Member's Remuneration: Carl Espen
     Wollebekk                                           Management  For           Voted - For
10.3 Election of Members to the Nominating Committee and
     Approval of the Member's Remuneration: Remuneration
     According to Accrued Time                           Management  For           Abstain
11.1 By-election to the Board of Director's: Lisbeth
     Kvan, Board Member                                  Management  For           Voted - For
12.1 The Board of Director's Declaration and Guidelines
     in Accordance with Section 6-16a of the Norwegian
     Public Limited Liability Companies Act: Guidelines
     for Salaries and Other Remuneration (consultative)  Management  For           Voted - Against


638




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
12.2 The Board of Director's Declaration and Guidelines
     in Accordance with Section 6-16a of the Norwegian
     Public Limited Liability Companies Act: Guidelines
     for Allotment of Shares/options                      Management  For           Voted - Against
13   The Board of Director's Statement of Business
     Control Pursuant to the Accounting Act's Section
     3-3b                                                 Management  For           Voted - For
14   Power of Attorney to the Board of Directors to
     Increase the Share Capital in Connection with the
     Fulfillment of the Company's Share Option Programme  Management  For           Voted - For
15   Power of Attorney to the Board of Directors to
     Increase the Share Capital Pursuant to Section
     10-14 of the Public Limited Liability Companies Act  Management  For           Voted - For
16   Power of Attorney to the Board of Directors to Buy
     Back Shares in Atea Pursuant to Section 9-4 of the
     Norwegian Public Limited Liability Companies Act     Management  For           Voted - For
BW OFFSHORE LTD
CUSIP: G1190N100
Meeting Date: 16-May-13 Meeting Type: Annual General Meeting
     Market Rules Require Disclosure of Beneficial Owner
     Information for All Voted-accounts. If an Account
     Has Multiple Beneficial Owners, You Will Need
     To-provide the Breakdown of Each Beneficial Owner
     Name, Address and Share-position to Your Client
     Service Representative. This Information is
     Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                              Non-Voting                Non-Voting
     Shares Held in an Omnibus/nominee Account Need to
     be Re-registered in The-beneficial Owners Name to
     be Allowed to Vote at Meetings. Shares Will
     Be-temporarily Transferred to A Separate Account in
     the Beneficial Owner's Name-on the Proxy Deadline
     and Transferred Back to the Omnibus/nominee Account
     The-day After the Meeting.                           Non-Voting                Non-Voting
     Please Note That This is A Revision Due to Change
     in Blocking from "y" to "n".-if You Have Already
     Sent in Your Votes, Please Do Not Return This Proxy
     Form-unless You Decide to Amend Your Original
     Instructions. Thank You.                             Non-Voting                Non-Voting
1    To Determine That the Number of Directors of the
     Company for the Forthcoming Year Shall be Ten        Management  For           Voted - Against
2.a  To Re-appoint the Following Director for the
     Following Term: Mr. Ronny Johan Langeland (for 2
     Years)                                               Management  For           Voted - For
2.b  To Re-appoint the Following Director for the
     Following Term: Mr. Andreas Sohmen-pao (for 2 Years) Management  For           Voted - For
                                                          639





                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.c To Re-appoint the Following Director for the
    Following Term: Mr. Maarten R. Scholten (for 2
    Years)                                              Management  For           Voted - For
2.d To Re-appoint the Following Director for the
    Following Term: Dr. Helmut Sohmen (for 1 Year)      Management  For           Voted - For
2.e To Re-appoint the Following Director for the
    Following Term: Mr. Christophe Pettenati-auziere
    (for 1 Year)                                        Management  For           Voted - For
3   To Authorise the Board of Directors to Fill Any
    Vacancy in the Number of Directors Left Unfilled
    for Any Reason at Such Time As the Board of
    Directors in Its Discretion Shall Determine         Management  For           Voted - Against
4   To Approve the Annual Fees Payable to the Directors
    at the Rate of Usd 60,000 for the Directors (other
    Than the Chairman and Deputy Chairman), Usd 80,000
    for the Chairman and Usd 70,000 for the Deputy
    Chairman, Plus an Additional Usd 10,000 Per Annum
    for Audit Committee Members and Usd 5,000 Per Annum
    for Nomination and Compensation Committee Members,
    Plus an Additional Usd 2,500 As Travel and
    Attendance Fee to Each Audit Committee Member for
    Each Full Quarterly Audit Committee Meeting         Management  For           Voted - For
5   To Approve the Reappointment of Ernst & Young As
    Auditor for the Forthcoming Year and to Authorise
    the Directors to Determine Their Remuneration       Management  For           Voted - For
CERMAQ ASA
CUSIP: R1536Z104
Meeting Date: 21-May-13 Meeting Type: Annual General Meeting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged       Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in the Bene-ficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will be
    Temporari-ly Transferred to A Separate Account in
    the Beneficial Owner's Name on the Pro-xy Deadline
    and Transferred Back to the Omnibus/nominee Account
    the Day After-the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not                                                 Non-Voting                Non-Voting
                                                        640





                         GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2    Election of A Person to Chair the Meeting: the
     Board of Directors Proposes Electing Attorney-at-
     Law Sverre Tysland to Chair the General Meeting. Mr
     Tysland is Independent of the Company and the
     Company Management and He Has No Other Assignments
     for the Company                                     Management  For           Voted - For
3    Election of One Person to Sign the Minutes Together
     with the Chairman of the Meeting                    Management  For           Voted - For
4    Approval of the Notice Convening the Meeting and
     the Proposed Agenda                                 Management  For           Voted - For
5    Approval of the Annual Accounts and the Board of
     Directors' Report for 2012, Including the
     Consolidated Accounts, Distribution of Dividend and
     Appropriation of Annual Profit                      Management  For           Voted - For
6    The Board of Director's Report on Corporate
     Governance                                          Management  For           Voted - For
7    The Board of Directors' Statement on Salaries and
     Other Remuneration for Senior Management            Management  For           Voted - For
8    Power of Attorney to Acquire Own Shares             Management  For           Voted - For
9    Approval of Auditor's Fees: the Board of Directors
     Proposes That the General Meeting Approves an
     Auditor's Fee of Nok 726,966 for 2012               Management  For           Voted - For
10.1 Remuneration for the Board of Directors             Management  For           Voted - For
10.2 Remuneration for the Members of the Nomination
     Committee                                           Management  For           Voted - For
10.3 Remuneration for the Members of the Audit Committee Management  For           Voted - For
10.4 Remuneration for the Members of the Remuneration
     Committee                                           Management  For           Voted - For
11.1 Election of Director of the Board: Rebekka Glasser
     Herlofsen                                           Management  For           Voted - For
11.2 Election of Director of the Board: Helge Midttun    Management  For           Voted - For
11.3 Election of Director of the Board: Ase Aulie
     Michelet                                            Management  For           Voted - For
11.4 Election of Director of the Board: Samuel Dyer
     Coriat                                              Management  For           Voted - For
12   Acquisition of Shares in Copeinca Asa: Rights Issue Management  For           Voted - Against
13   Acquisition of Shares in Copeinca Asa: Board
     Authorisation                                       Management  For           Voted - Against
Meeting Date: 11-Jul-13  Meeting Type: ExtraOrdinary General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                             Non-Voting                Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
     Information for All Voted-accounts. If an Account
     Has Multiple Beneficial Owners, You Will Need
     To-provide the Breakdown of Each Beneficial Owner
     Name, Address and Share-position to Your Client
     Service Representative. This Information is
     Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting


641




                          GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Opening of the Meeting and Registration of
    Shareholders Attending                              Management  For           Voted - For
2   Election of A Person to Chair the Meeting           Management  For           Voted - For
3   Election of One Person to Sign the Minutes Together
    with the Chairman of the Meeting                    Management  For           Voted - For
4   Approval of the Notice Convening the Meeting and
    the Proposed Agenda                                 Management  For           Voted - For
5   Authorisation to Sell Business Area                 Management  For           Voted - Against
DNB ASA, OSLO
CUSIP: R1812S105
Meeting Date: 30-Apr-13   Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Opening of the General Meeting by the Chairman of
    the Supervisory Board                               Non-Voting                Non-Voting
2   Approval of the Notice of the General Meeting and
    the Agenda                                          Management  For           Voted - For
3   Election of A Person to Sign the Minutes of the
    General Meeting Along with the Chairman             Management  For           Voted - For
4   Approval of Remuneration Rates for Members of the
    Supervisory Board, Control Committee and Election
    Committee in Line with the Recommendation Given     Management  For           Voted - For
                                                        642





                                GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Approval of the Auditor's Remuneration              Management  For           Voted - For
6   Approval of the 2012 Annual Report and Accounts,
    Including the Distribution of Dividends             Management  For           Voted - For
7   The Election Committee Unanimously Recommends the
    Election of the Following Twelve Members to the
    Supervisory Board, with A Term of Office of Up to
    Two Years: Amund Skarholt (re- Election), Inge
    Andersen (re-election), Sondre Gravir (new), Jorgen
    Ole Haslestad (new), Nalan Koc (re-election),
    Kristine Landmark (new), Thomas Leire
    (re-election), Torild Skogsholm                     Management  For           Voted - For
    Contd Office of Up to Two Years: Erik Buchmann
    (re-election) Harriet Hagan-(re-election) Bente
    Hagem (re-election), Liv Johannson (re-election),
    Herman-mehren (re-election), Gry Nilsen (re-
    Election), Asbjorn Olsen (re-election),-oddbjorn
    Paulsen (re-election), Anne Bjorg Thoen (re-
    Election), Elsbeth Sande-tronstad (re-election)     Non-Voting                Non-Voting
8   Election of Two Members to the Election Committee
    in Line with the Recommendation Given: Camilla
    Grieg, Karl Moursund                                Management  For           Voted - For
9   The Election Committee Unanimously Recommends the
    Election of the Following Four Members to the
    Control Committee, and Among These the Committee
    Chairman and Vice- Chairman, with A Term of Office
    of Up to Two Years: Frode Hassel
    (chairman)(re-election), Thorstein Overland
    (vice-chairman) (re-election), Karl Olav Hovden
    (re-election), Vigdis Merete Almestad
    (re-election). in Addition, the Election Committee
    Recommends the Election of the Following Two
    Deputies to Control Committee, with A Term of
    Office of Up to Two Years: Ida Espolin Johnson (re-
    Election), Agnar Langeland (new)                    Management  For           Voted - For
10  Authorisation to the Board of Directors for the
    Repurchase of Shares                                Management  For           Voted - For
11.A Statement from the Board of Director in Connection
    with Remuneration to Senior Executives: Suggested
    Guidelines                                          Management  For           Voted - For
11.B Statement from the Board of Director in Connection
    with Remuneration to Senior Executives: Binding
    Guidelines                                          Management  For           Voted - For
12  Corporate Governance                                Management  For           Voted - For
13  Items Notified by Shareholder Sverre T. Evensen: A
    Financial Structure for A N-ew Real Economy,
    Financial Services Innovation, Absolute
    Requirements Regard-ing the Assignment of
    Roles and Impartiality, Selection of Board Me-
    Mbers, Board Committee for Shared Financial
    Responsibility, Authorisation-and Common Interests  Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Change
    in Text of Resolution 13. If-you Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form
    Unl-ess You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
                                                        643





                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
DNO INTERNATIONAL ASA, OSLO
CUSIP: R6007G105
Meeting Date: 12-Jun-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
2   Election of A Person to Chair the Meeting and A
    Person to Sign the Minutes Together with the
    Chairman of the Meeting                             Management  For           Voted - For
3   Approval of the Notice and the Agenda               Management  For           Voted - For
4   Approval of the Annual Accounts and the Annual
    Report for Dno International Asa and the Group for
    the Financial Year 2012                             Management  For           Voted - For
5   It is Proposed That Bijan Mossavar-rahmani
    (executive Chairman), Lars Arne Takla (deputy
    Chairman), Gunnar Hirsti, Shelley Watson and Ellen
    K. Dyvik be Elected As Members of the Board of
    Directors                                           Management  For           Voted - Against
6   Determination of the Remuneration to the Members of
    the Board of Directors, the Audit Committee, the
    Hsse Committee, the Remuneration Committee and the
    Nomination Committee                                Management  For           Voted - For
7   Approval of the Auditor's Fee                       Management  For           Voted - For
8   Consideration of the Board of Directors' Statement
    Regarding the Determination of Salaries and Other
    Remuneration to the Management Pursuant to Section
    6-16a of the Norwegian Public Limited Companies Act Management  For           Voted - Against
9   Authorisation to the Board of Directors to Increase
    the Share Capital                                   Management  For           Voted - Against
10  Authorisation to the Board of Directors to Acquire
    Treasury Shares                                     Management  For           Voted - Against


644




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
FRED.OLSEN ENERGY ASA, OSLO
CUSIP: R25663106
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
    Proxy Can Only be Given to the Extent That the Bo
    Votes is Consistent With-all of the Items. This
    Implies That If Your Client Wish to Vote Against
    Or-abstain in Any of the Resolution, the Person
    Must Either Attend the Meeting-themselves Or
    Authorise Their Own Proxy, Or Their Subcustodian
    May Attend The-meeting on Your Clients Behalf.      Non-Voting                Non-Voting
1   Opening of the Annual General Meeting by the
    Chairman of the Board                               Management  For           Voted - For
2   Election of Chairman for the Meeting and One
    Shareholder to Sign the Minutes Together with the
    Chairman of the Meeting and Approval of the Notice
    of the Meeting and the Agenda                       Management  For           Voted - For
3   Directors' Report and the Annual Accounts for 2012
    for Fred. Olsen Energy Asa Parent Company and
    Consolidated, Hereunder the Board of Director's
    Proposal on Dividend: It is Suggested That an
    Ordinary Dividend of Nok 10 Per Share and an
    Extraordinary Dividend of Nok 10 Per Share is
    Distributed to the Shareholders of the Company As
    of the Date of the Annual General Meeting. Subject
    to the Annual General Meeting Resolving the
    Proposed Distribution of Dividend, the Company's
    Shares Will be Traded Ex. Dividend from and
    Including 29th May 2013, and It is Expected That
    the Payment Date of Dividend Will be on Or About
    20th June 2013                                      Management  For           Voted - For


645




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Authorization for the Board of Directors to
    Increase the Share Capital of the Company           Management  For           Voted - For
5   Authorization for the Board of Directors to
    Purchase the Company's Own Shares (treasury Shares) Management  For           Voted - For
6   Statement by the Board of Directors on the
    Remuneration of the Senior Management               Management  For           Voted - Against
7   Stipulation of Board of Directors' Fees             Management  For           Abstain
8   Stipulation of Auditor's Fee                        Management  For           Voted - For
9.1 Election of Anette S. Olsen to the Board of
    Directors                                           Management  For           Voted - For
9.2 Election of Cecilie B. Heuch to the Board of
    Directors                                           Management  For           Voted - For
9.3 Election of Agnar Gravdal to the Board of Directors Management  For           Voted - For
9.4 Election of Jan Petter Valheim                      Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in A Comment. If You H-ave Already
    Sent in Your Votes, Please Do Not Return This Proxy
    Form Unless Yo-u Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
GOLAR LNG LTD, HAMILTON
CUSIP: G9456A100
Meeting Date: 21-Sep-12 Meeting Type: Annual General Meeting
1   To Re-elect John Fredriksen As A Director of the
    Company                                             Management  For           Voted - For
2   To Re-elect Kate Blankenship As A Director of the
    Company                                             Management  For           Voted - For
3   To Re-elect Hans Petter Aas As A Director of the
    Company                                             Management  For           Voted - For
4   To Re-elect Kathrine Fredriksen As A Director of
    the Company                                         Management  For           Voted - For
5   To Re-elect Tor Olav Troim As A Director of the
    Company                                             Management  For           Voted - For
6   To Re-appoint PricewaterhouseCoopers of London,
    England As Auditors and to Authorise the Directors
    to Determine Their Remuneration                     Management  For           Voted - For
7   To Approve the Remuneration of the Company's Board
    of Directors of A Total Amount of Fees Not to
    Exceed Usd 550,000 for the Year Ended December 31,
    2012                                                Management  For           Voted - For
KVAERNER ASA, OSLO
CUSIP: R38879244
Meeting Date: 09-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting


646




                             GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Approval of Summons and Agenda                      Management  For           Voted - For
2   Appointment of at Least One Person to Co-sign the
    Minutes                                             Management  For           Voted - For
3   Distribution of Dividend                            Management  For           Voted - For
4   Amendment of the Company's Articles of Association
    with Effect from 1 January 2013                     Management  For           Voted - For
Meeting Date: 10-Apr-13      Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Approval of Notice of Meeting and Agenda            Management  For           Voted - For
2   Approval of Appointment of at Least One Person to
    Co-sign the Minutes                                 Management  For           Voted - For
3   Information About the Business                      Non-Voting                Non-Voting
4   Approval of the 2012 Annual Accounts of Kvaerner
    Asa and the Group's Consolidated Accounts and the
    Board of Directors' Report, Including Distribution


647




                          GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of Dividend: the Board of Directors Proposes That A
    Semi-annual Dividend of Nok 0.55 Per Share is Paid  Management  For           Voted - For
5   Approval of the Board of Directors' Declaration
    Regarding Stipulation of Salary and Other
    Remuneration to the Executive Management of the
    Company                                             Management  For           Voted - For
6   Election of Members to the Board of Directors       Management  For           Abstain
7   Election of Members to the Nomination Committee     Management  For           Abstain
8   Approval of Remuneration to the Members of the
    Board of Directors                                  Management  For           Abstain
9   Approval of Remuneration to the Members of the
    Nomination Committee                                Management  For           Abstain
10  Approval of Remuneration to the Auditor for 2012    Management  For           Voted - For
11  Approval of Authorisation to the Board of Directors
    to Purchase Treasury Shares in Connection with
    Acquisitions, Mergers, De- Mergers and Other
    Transfers of Business                               Management  For           Voted - For
12  Approval of Authorisation to the Board of Directors
    to Purchase Treasury Shares in Connection with
    Share Programmes for the Employees                  Management  For           Voted - For
MARINE HARVEST ASA, BERGEN
CUSIP: R2326D105
Meeting Date: 23-May-13   Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Election of A Chairperson and A Person to Sign the
    Minutes Together with the Chairperson: the
    Committee Proposes That Mr. Ole Eirik Leroy is
    Re-elected As the Chairman of the Company's Board
    and That Mr. Leif Frode Onarheim is Re- Elected As


648




                             GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Vice Chairman of the Board for the Election
    Period 2013/14                                       Management  For           Voted - For
2   Approval of the Notice and Proposed Agenda           Management  For           Voted - For
3   Briefing on the Business                             Non-Voting                Non-Voting
4   Approval of the Annual Accounts and the Board's
    Annual Report for 2012 for Marine Harvest Asa and
    the Marine Harvest Group                             Management  For           Voted - For
5   Allocation of the Result for the Financial Year
    2012: Marine Harvest Asa's Profit for the Financial
    Year 2012 of Nok 2,805,900,000 is Transferred to
    Other Equity                                         Management  For           Voted - For
6   Distribution of Extraordinary Dividend: A Dividend
    of in Total Nok 0.10 Per Share is Distributed        Management  For           Voted - For
7   Authority to the Board to Increase the Share
    Capital in Connection with Purchase of Shares in
    Cermaq Asa                                           Management  For           Voted - For
8   Authority to the Board to Purchase Own Shares        Management  For           Voted - For
9   Authority to the Board to Increase the Share Capital Management  For           Voted - For
10  Authority to the Board to Take Up Convertible Loans  Management  For           Voted - Against
11  Determination of Remuneration to the Members of the
    Board of Directors                                   Management  For           Voted - For
12  Election of Directors: the Committee Proposes That:
    Ole Eirik Leroy, Leif Frode Onarheim, Michael
    Parker are Re-elected for A Period of Two Years      Management  For           Voted - Against
13  Election of Members to the Nomination Committee and
    Determination of Remuneration to Its Members: the
    Committee Proposes That Merete Haugli is Re-elected
    for A Period of Two Years                            Management  For           Voted - For
14  Approval of Remuneration to the Company's Auditor    Management  For           Voted - For
15  Statement on the Determination of Salary and Other
    Remuneration for Senior Executives                   Management  For           Voted - For
16  Statement Regarding Principles for Corporate
    Governance                                           Non-Voting                Non-Voting
NORSK HYDRO ASA, OSLO
CUSIP: R61115102
Meeting Date: 08-May-13      Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting


649




                           GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Approval of the Notice and the Agenda               Management  For           Voted - For
2   Election of One Person to Countersign the Minutes   Management  For           Voted - For
3   Approval of the Financial Statements and the Board
    of Directors' Report for the Financial Year 2012
    for Norsk Hydro Asa and the Group, Including
    Distribution of Dividend                            Management  For           Voted - For
4   Auditor's Remuneration                              Management  For           Voted - For
5   Statement on Corporate Governance in Accordance
    with Section 3-3b of The-norwegian Accounting Act   Non-Voting                Non-Voting
6   Guidelines for Remuneration to the Executive
    Management                                          Management  For           Voted - For
7.1 Remuneration for the Members of the Corporate
    Assembly                                            Management  For           Voted - For
7.2 Remuneration for the Members of the Nomination
    Committee                                           Management  For           Voted - For
8   Question from A Shareholder                         Non-Voting                Non-Voting
NORWEGIAN AIR SHUTTLE ASA, FORNEBU
CUSIP: R63179106
Meeting Date: 15-May-13    Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
                                                        650





                          GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Opening of the General Meeting by the Chairman of
    the Board, Bjorn H. Kise                            Management  For           Voted - For
2   Election of A Meeting Chairperson                   Management  For           Voted - For
3   Election of Person to Co-sign the Minutes Together
    with the Chairperson                                Management  For           Voted - For
4   Approval of the Notice and the Agenda               Management  For           Voted - For
5   The Management's Report on the State of the Company Management  For           Voted - For
6   The Management's Statement Regarding Corporate
    Governance Principles                               Management  For           Voted - For
7   Approval of the Annual Report and Annual Accounts
    for 2012. the Board Recommends That No Dividend be
    Paid                                                Management  For           Voted - For
8   The Board of Directors Statement on the Management
    Compensation Policy                                 Management  For           Voted - Against
9   The Board Members for Re-election Are: Ola
    Krohn-fagervoll (deputy Chairman), Liv Berstad,
    Marianne Wergeland-jenssen                          Management  For           Voted - For
10  Fees for Members of the Board                       Management  For           Voted - For
11  Fees for the Auditor                                Management  For           Voted - For
12  Election of New Auditor: the Audit Committee
    Recommends to Elect Deloitte As As New Auditor      Management  For           Voted - For
13  Authorisation of the Board of Directors to Acquire
    Treasury Shares                                     Management  For           Voted - For
14  Authorisation of the Board of Directors to Increase
    the Company's Share Capital                         Management  For           Voted - For
15  Authorization of Fourteen Day Notice for
    Extraordinary General Meetings                      Management  For           Voted - Against
NORWEGIAN PROPERTY AS, STAVANGER
CUSIP: R6370J108
Meeting Date: 11-Apr-13   Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting


651




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
2   Approval of the Notice and the Agenda               Management  For           Voted - For
4   Approval of the Annual Accounts and the Annual
    Report                                              Management  For           Voted - For
5   Election of Board of Directors/board Members in
    Accordance with the Nomination Committee's Proposal Management  For           Voted - For
6   Election of Nomination Committee/members of the
    Nomination Committee in Accordance with the
    Nomination Committee's Proposal                     Management  For           Voted - For
7   Determination of Remuneration to the Members of the
    Board of Directors in Accordance with the
    Nomination Committee's Proposal                     Management  For           Voted - For
8   Determination of Remuneration to the Members of the
    Nomination Committee in Accordance with the
    Nomination Committee's Proposal                     Management  For           Voted - For
9   Approval of the Auditor's Fee                       Management  For           Voted - For
10  The Board of Director's Statement Regarding
    Specification Of, Salaries and Other Remuneration
    to the Management                                   Management  For           Voted - Against
12.A Power of Attorney for the Board of Directors to
    Increase the Share Capital: Cash                    Management  For           Voted - For
12.B Power of Attorney for the Board of Directors to
    Increase the Share Capital: Settlement              Management  For           Voted - For
13  Power of Attorney for the Board of Directors to
    Raise A Convertible Loan                            Management  For           Voted - For
14  Power of Attorney for the Board of Directors to
    Purchase Own Shares                                 Management  For           Voted - For
OPERA SOFTWARE ASA
CUSIP: R6664U108
Meeting Date: 14-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
                                                        652





                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Blocking Should Always be Applied, Record Date Or
    Not.                                                 Non-Voting                Non-Voting
1   Opening by the Chairman of the Board - Registration
    of Attending Shareholder                             Non-Voting                Non-Voting
2   Election of Chairperson for the Meeting: Attorney-
    At-law Geir Evenshaug                                Management  For           Voted - For
3   Approval of the Calling Notice and the Agenda        Management  For           Voted - For
4   Election of Person to Counter-sign the Minutes       Management  For           Voted - For
5   Election of New Board Member: Greg Coleman           Management  For           Voted - For
6.1 Remuneration to New Board Member: Fixed Remuneration Management  For           Voted - For
6.2 Remuneration to New Board Member: Grant of Options
    to Greg Coleman                                      Management  For           Voted - For
6.3 Remuneration to New Board Member: Remuneration for
    Alberto Torres                                       Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 2. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy-form Unless You Decide to Amend
    Your Original Instructions. Thank You.               Non-Voting                Non-Voting
Meeting Date: 04-Jun-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                           Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                 Non-Voting                Non-Voting
1   Opening by the Chairman of the Board : Registration
    of Attending Shareholder                             Non-Voting                Non-Voting
2   Election of Chairperson for the Meeting              Management  For           Voted - For
3   Approval of the Calling Notice and the Agenda        Management  For           Voted - For
4   Election of Person to Counter-sign the Minutes       Management  For           Voted - For
5   Approval of the Financial Statements and Annual
    Report for 2012                                      Management  For           Voted - For
6   Approval of Dividends for 2012                       Management  For           Voted - For
7   Approval of Group Contribution to Opera Software
    International As                                     Management  For           Voted - For
                                                         653





                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
8    Approval of Auditor's Fee for 2012                  Management  For           Voted - For
9    Corporate Governance Statement                      Non-Voting                Non-Voting
10.1 Approval of Remuneration to Board Members : Fixed
     Remuneration                                        Management  For           Voted - For
10.2 Approval of Remuneration to Board Members :
     Remuneration Participating Committees               Management  For           Voted - For
11   Approval of Remuneration to the Members of the
     Nomination Committee                                Management  For           Voted - For
12   Board Authorization to Acquire Own Shares           Management  For           Voted - For
13.1 Board Authorization to Increase the Share Capital
     by Issuance of New Shares                           Management  For           Voted - For
13.2 Authorization Regarding Acquisitions                Management  For           Voted - For
14.1 Election of Board of Director: Arve Johansen        Management  For           Voted - For
14.2 Election of Board of Director: Greg Coleman         Management  For           Voted - For
14.3 Election of Board of Director: Kari Stautland       Management  For           Voted - For
14.4 Election of Board of Director: Audun W. IVersen     Management  For           Voted - For
14.5 Election of Board of Director: Marianne H. Blystad  Management  For           Voted - For
15.1 Election of Nomination Committee: Jakob Iqbal       Management  For           Voted - For
15.2 Election of Nomination Committee: Michael Tetzshner Management  For           Voted - For
15.3 Election of Nomination Committee: Nils A. Foldal    Management  For           Voted - For
16   Declaration from the Board Regarding Remuneration
     Principles for Executive Team                       Management  For           Voted - For
17   Calling Notice Extraordinary General Meeting        Management  For           Voted - Against
18   Closing                                             Non-Voting                Non-Voting
ORKLA ASA, OSLO
CUSIP: R67787102
Meeting Date: 18-Apr-13 Meeting Type: Annual General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                             Non-Voting                Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
     Information for All Voted-accounts. If an Account
     Has Multiple Beneficial Owners, You Will Need
     To-provide the Breakdown of Each Beneficial Owner
     Name, Address and Share-position to Your Client
     Service Representative. This Information is
     Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
     Shares Held in an Omnibus/nominee Account Need to
     be Re-registered in The-beneficial Owners Name to
     be Allowed to Vote at Meetings. Shares Will
     Be-temporarily Transferred to A Separate Account in
     the Beneficial Owner's Name-on the Proxy Deadline
     and Transferred Back to the Omnibus/nominee Account
     The-day After the Meeting.                          Non-Voting                Non-Voting
     Blocking Should Always be Applied, Record Date Or
     Not.                                                Non-Voting                Non-Voting
                                                         654





                             GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
1     Approval of the Financial Statements for 2012,
      Including Distribution of A Dividend                Management  For           Voted - For
2.2   Advisory Approval of the Board of Directors'
      Statement of Guidelines for the Pay and Other
      Remuneration of the Executive Management in the
      Coming Financial Year                               Management  For           Voted - Against
2.3   Approval of Guidelines for Share-related Incentive
      Arrangements in the Coming Financial Year           Management  For           Voted - Against
4142 Amendments to the Articles of Association and the
      Instructions for the Nomination Committee           Management  For           Voted - For
4.3   Amendment of Article 8, Second Paragraph, of the
      Articles of Association                             Management  For           Voted - For
5(ii) Authorisation to Acquire Treasury Shares, to be
      Utilised to Fulfill Existing Employee Incentive
      Arrangements, and Incentive Arrangements Adopted by
      the General Meeting in Accordance with Item 2.3 of
      the Agenda                                          Management  For           Voted - For
5(iii Authorisation to Acquire Treasury Shares, to be
      Utilised to Acquire Shares for Cancellation         Management  For           Voted - For
6     Minimum Notice of an Extraordinary General Meeting  Management  For           Voted - Against
7(i)  Election of Members to the Corporate Assembly :
      Johan H. Andresen, Idar Kreutzer, Rune Bjerke,
      Nils-henrik Pettersson, Gunn Waersted, Lars
      Windfeldt, Olaug Svarva, Marianne Blystad, Nils
      Selte, Terje Venold, Ann Kristin Brautaset, Odd
      Gleditsch D.y., Gunnar Rydning. the Nomination
      Committee Further Recommends That Deputy Member
      Scilla Treschow Hokholt be Elected As New Member of
      the Corporate Assembly                              Management  For           Voted - For
7(ii) Election of Deputy Members to the Corporate
      Assembly : Kjetil Houg, Camilla Hagen Sorli,
      Benedikte Bjorn, Kirsten Ideboen, Mimi K. Berdal    Management  For           Voted - For
8     Election of Member to the Nomination Committee :
      Nils-henrik Pettersson                              Management  For           Voted - For
9     Approval of the Auditor's Remuneration              Management  For           Voted - For
PETROLEUM GEO-SERVICES ASA, LYSAKER
CUSIP: R69628114
Meeting Date: 14-May-13      Meeting Type: Annual General Meeting
      Important Market Processing Requirement: A
      Beneficial Owner Signed Power Of-attorney (poa) is
      Required in Order to Lodge and Execute Your
      Voting-instructions in This Market. Absence of A
      Poa, May Cause Your Instructions To-be Rejected. If
      You Have Any Questions, Please Contact Your Client
      Service- Representative                             Non-Voting                Non-Voting
      Market Rules Require Disclosure of Beneficial Owner
      Information for All Voted-accounts. If an Account
      Has Multiple Beneficial Owners, You Will Need
      To-provide the Breakdown of Each Beneficial Owner
      Name, Address and Share-position to Your Client
      Service Representative. This Information is
      Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
                                                          655





    GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Approval of the Calling Notice and Agenda           Management  For           Voted - For
2   Election of Person to Countersign the Minutes       Management  For           Voted - For
3   Approval of the Directors' Report and Financial
    Statements of Petroleum Geo-services Asa and the
    Group for 2012                                      Management  For           Voted - For
4   Approval of Dividends for 2012: Nok 1.65 Per Share
    is Paid As Dividend for 2012, Constituting an
    Aggregate Dividend Payment of Nok 359,369,995. the
    Dividend Will be Paid to Those Who are Shareholders
    at End of Trading on 14 May 2013, and the Shares
    Will be Trading Exclusive Dividend Rights As of 15
    May 2013                                            Management  For           Voted - For
5   Approval of the Auditor's Fee for 2012              Management  For           Voted - For
6.1 Election of Board of Director: Francis Robert Gugen
    (chairperson)                                       Management  For           Voted - For
6.2 Election of Board of Director: Harald Norvik (vice
    Chairperson)                                        Management  For           Voted - For
6.3 Election of Board of Director: Daniel J. Piette     Management  For           Voted - For
6.4 Election of Board of Director: Holly Van Deursen    Management  For           Voted - For
6.5 Election of Board of Director: Annette Malm Justad  Management  For           Voted - For
6.6 Election of Board of Director: Carol Bell           Management  For           Voted - For
6.7 Election of Board of Director: Ingar Skaug          Management  For           Voted - For
7.1 Nomination Committee - Election of Member: Roger
    O'neil (chairperson)                                Management  For           Voted - For
7.2 Nomination Committee - Election of Member: C. Maury
    Devine                                              Management  For           Voted - For
7.3 Nomination Committee - Election of Member: Hanne
    Harlem                                              Management  For           Voted - For
8.1 Approval of the Board Members' and Nomination
    Committee Members' Fees: Motion to Approve Board
    Members and Nomination Committee Members' Fees      Management  For           Voted - For
8.2 Approval of the Board Members' and Nomination
    Committee Members' Fees: Motion to Approve the
    Principles for the Shareholder Elected Board
    Members' Fees for the Period 14 May 2013 to the
    Annual General Meeting 2014                         Management  For           Voted - For
8.3 Approval of the Board Members' and Nomination
    Committee Members' Fees: Motion to Approve the
    Principles for the Fees for the Members of the
    Nomination Committee for the Period 14 May 2013 to
    the Annual General Meeting 2014                     Management  For           Voted - For
9   Authorization to Acquire Treasury Shares            Management  For           Voted - For
10  Statement from the Board Regarding Remuneration
    Principles for Senior Executives                    Management  For           Voted - For


656




                          GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
11   Approval of Performance Based Restricted Stock Plan Management  For           Voted - For
12.1 Motion to Authorize the Company's Board of
     Directors to Increase the Share Capital: General
     Authorization to Issue New Shares                   Management  For           Voted - For
12.2 Motion to Authorize the Company's Board of
     Directors to Increase the Share Capital:
     Authorization to Issue New Shares in Connection
     with Existing Share Option Programs                 Management  For           Voted - For
13   Motion to Authorize the Company's Board of
     Directors to Issue Convertible Loans                Management  For           Voted - For
14   Indemnification of Board of Directors and Ceo       Management  For           Voted - For
15   Change of the Company's Articles of Association:
     with Effect from 16 August 2013 Section4 of the
     Company's Article of Association Shall be Amended
     From: the Company's Domicile Shall be in Baerum
     Municipality. To: the Company's Domicile Shall be
     in Oslo Municipality                                Management  For           Voted - For
16   Corporate Governance Statement                      Management  For           Voted - For
PROSAFE SE, LARNACA
CUSIP: M8175T104
Meeting Date: 14-May-13   Meeting Type: Annual General Meeting
1    Election of the Chair of the Meeting                Management  For           Voted - For
2    Approval of the Notice of Meeting and Agenda        Management  For           Voted - For
3    Approval of the Report of the Board of Directors    Management  For           Voted - For
4    Approval of the Annual Financial Statements for the
     Year Ended 31 December 2012                         Management  For           Voted - For
5    Approval of the Report of the Auditors on the
     Annual Financial Statements for the Year Ended 31
     December 2012                                       Management  For           Voted - For
6.1  Election of Director: Michael Raymond Parker
     (chairman) - 1 Year Appointment                     Management  For           Voted - For
6.2  Election of Director: Christakis Pavlou - 1 Year
     Appointment                                         Management  For           Voted - For
6.3  Election of Director: Roger Cornish - 2 Year
     Appointment                                         Management  For           Voted - For
6.4  Election of Director: Carine Smith Ihenacho - 2
     Year Appointment                                    Management  For           Voted - For
7    Approval of the Remuneration of the Directors       Management  For           Voted - For
8.1  Election of Member to the Election Committee:
     Thomas Raaschou - Chair                             Management  For           Voted - For
8.2  Election of Member to the Election Committee:
     Erling Ueland                                       Management  For           Voted - For
9    Approval of the Remuneration of the Members of the
     Election Committee                                  Management  For           Voted - For
10   Re-appointment of Ernst & Young As Auditors of
     Prosafe Se                                          Management  For           Voted - For
11   Approval of the Remuneration of the Auditors (usd
     363,000 Audit Fees and Usd 29,000 Fees for Other
     Services)                                           Management  For           Voted - For
                                                         657





     GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
12   Authorisation of the Board of Directors to
     Implement the Acquisition by Prosafe Se of Up to
     10% of the Allotted Shares of Prosafe Se            Management  For           Voted - For
13.a Revoking Existing Authorisation to the Board of
     Directors to Issue and Allot Shares for the Purpose
     of A Private Placing and A Cash Issue. Authorising
     of the Board of Directors of Prosafe Se to Issue
     and Allot Up to 23,597,305 Ordinary Shares of
     Prosafe Se in Accordance with the Articles of
     Association of Prosafe Se. the Authorisation May be
     Used for the Purpose of I) A Private Placing by
     Using Shares in Prosafe Se As Consideration in
     Connection with an Acquisition by Prosafe Se of Any
     Business Or Asset Relevant to Prosafe Se's Current
     Business Or II) A Cash Issue. Such Authorisation to
     be Valid for 12 Months from 14 May 2013             Management  For           Voted - For
13.b Provided That the General Meeting Votes in Favour
     of 13a, the Board of Directors Proposes That the
     General Meeting Also Excludes the Existing
     Shareholders' Preferential Rights When It Comes to
     the Following Part of the Resolution Proposed Under
     13a: II) A Cash Issue                               Management  For           Voted - For
14   Revoking Existing Authorisation to the Board of
     Directors to Issue and Allot Shares for the Purpose
     of A Bond Loan. Authorizing of the Board of
     Directors of Prosafe Se to Issue and Allot Up to
     23,597,305 Ordinary Shares of Prosafe Se in
     Accordance with the Articles of Association of
     Prosafe Se. the Authorisation May be Used for the
     Purpose of Obtaining A Convertible Bond Loan. the
     Authorisation May be Used for the Purpose of
     Issuing New Shares to Holders of Convertible Bonds
     Issued by Prosafe Se. the Existing Shareholders'
     Preferential Right to Subscribe for New Shares
     Shall be Excluded by the General Meeting. Such
     Authorisation to be Valid for 5 Years from 14 May
     2013                                                Management  For           Voted - For
15   Reduction of the Issued Share Capital from Euro
     60,734,197.50 Divided Into 242,936,790 Ordinary
     Shares of Euro 0.25 Each to Euro 58,993,264.75
     Divided Into 235,973,059 Ordinary Shares of Euro
     0.25 Each by the Cancellation of 6,963,731 Ordinary
     Shares Held by the Company As Treasury Shares       Management  For           Voted - For
16   Amendment of the Articles of Association by
     Introducing New Article 19b Allowing the Company to
     Require Disclosure of Beneficial Interest in the
     Company's Shares                                    Management  For           Voted - For
     Please Note That This is A Revision Due to Change
     in Record Date from 03 May T-o 10 May 2013. If You
     Have Already Sent in Your Votes, Please Do Not
     Return Th-is Proxy Form Unless You Decide to Amend
     Your Original Instructions. Thank You-.             Non-Voting                Non-Voting
                                                         658





                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
RENEWABLE ENERGY CORPORATION ASA, SANDVIKA
CUSIP: R7199U100
Meeting Date: 27-Jul-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                           Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not                                                  Non-Voting                Non-Voting
1   Opening of the Meeting by the Chairman of the Board
    and Registration Of-attending Shareholders           Non-Voting                Non-Voting
2   Thomas Aanmoen is Elected to Chair the Meeting.
    Daniel Lindebjerg Haaland is Elected to Co-sign the
    Minutes                                              Management  For           Voted - For
3   Approval of the Notice of the Meeting and the Agenda Management  For           Voted - For
4   Share Capital Increase - Private Placement           Management  For           Voted - For
5   Authority to the Board to Carry Out A Subsequent
    Offering                                             Management  For           Voted - For
6   Amendment to the Board's Statement Regarding
    Compensation to Leading Employees                    Management  For           Abstain
SCHIBSTED ASA, OSLO
CUSIP: R75677105
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    161282 Due to Change in Vo-ting Status. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                      Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You


659




    GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged       Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in the Bene-ficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will be
    Temporari-ly Transferred to A Separate Account in
    the Beneficial Owner's Name on the Pro-xy Deadline
    and Transferred Back to the Omnibus/nominee Account
    the Day After-the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Election of Chair                                   Non-Voting                Non-Voting
2   Approval of the Notice of the Annual General
    Meeting and Agenda                                  Non-Voting                Non-Voting
3   Election of Two Representatives to Co-sign the
    Minutes of the Annual General M-eeting Together
    with the Chair                                      Non-Voting                Non-Voting
4   The General Meeting Approved the Financial
    Statements for 2012 for Schibsted Asa and the
    Schibsted Group, Including the Board of Directors'
    Report for 2012                                     Management  For           Voted - For
5   The General Meeting Approved the Board's Proposal
    Regarding Dividend for the 2012 Financial Year of
    Nok 3.50 Per Share, Excluding Shares Owned by the
    Group                                               Management  For           Voted - For
6   The General Meeting Approved the Auditor's Fee of
    Nok 650,000                                         Management  For           Voted - For
7   The General Meeting Resolved to Extend the Board of
    Directors' Authorization to Acquire and Dispose of
    Own Shares in Schibsted Asa Pursuant to the
    Norwegian Public Limited Liability Companies Act on
    the Following Conditions: 1. the Authorization is
    Valid Until the Next Annual General Meeting of
    Schibsted Asa in 2014 (i.e. No Later Than 30 June
    2014). 2. the Total Nominal Value of the Shares
    Acquired Under This Authorization May Not Exceed
    Nok 10,800,361. 3. the Minimum Amount Which Can be
    Paid for the Shares is Nok 30, and the Maximum
    Amount is Nok 500. 4. the Board is Free to Decide
    on the Acquisition Method and Possible Subsequent
    Sale of the Shares. the Authorization May Also be
    Used to Buy and Sell Shares in Takeover Situations  Management  For           Voted - Against
8   The Nomination Committee's Report on Its Work
    During the Period 2012-2013                         Non-Voting                Non-Voting
9   The General Meeting Approved the Board of
    Directors' Guidelines for Determining Management
    Remuneration in Schibsted Asa, Including the
    Guidelines for the Share-purchase Program That


660




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Shall be Continued in 2013, As These are Stated in
    the Management Remuneration Declaration. the Board
    of Directors Will Base Its Work on the Management
    Remuneration Declaration As from the Annual General
    Meeting in 2013                                   Management  For           Voted - For
10  The General Meeting Approved the Nomination
    Committee's Proposal Regarding the Re-election of
    the Shareholder-elected Directors for the Period
    2013-2014                                         Management  For           Voted - Against
11  The General Meeting Approved the Nomination
    Committee's Proposal Regarding Fees Payable to the
    Board of Directors and the Board's Committees for
    the Period from the Annual General Meeting in 2013
    to the Annual General Meeting in 2014             Management  For           Voted - For
12  The General Meeting Approved the Nomination
    Committee's Proposal Regarding Fees for the Period
    from the Annual General Meeting in 2012 to the
    Annual General Meeting in 2013                    Management  For           Voted - For
13  The General Meeting Authorized the Group Board to
    Administrate Parts of Article 7 of Schibsted's
    Articles of Association in Accordance with the
    Proposed Authorization As Worded in the Notice of
    the Annual General Meeting. the Authorization
    Applies from the Annual General Meeting on 30 April
    2013 Until the Annual General Meeting in 2014     Management  For           Voted - For
SEADRILL LIMITED, HAMILTON
CUSIP: G7945E105
Meeting Date: 21-Sep-12 Meeting Type: Annual General Meeting
1   To Re-elect John Fredriksen As A Director of the
    Company                                           Management  For           Voted - For
2   To Re-elect Tor Olav Troim As A Director of the
    Company                                           Management  For           Voted - For
3   To Re-elect Kate Blankenship As A Director of the
    Company                                           Management  For           Voted - For
4   To Re-elect Carl Erik Steen As A Director of the
    Company                                           Management  For           Voted - For
5   To Re-elect Kathrine Fredriksen As A Director of
    the Company                                       Management  For           Voted - For
6   To Re- Appoint PricewaterhouseCoopers As As Auditor
    and to Authorize the Directors to Determine Their
    Remuneration                                      Management  For           Voted - For
7   To Approve the Remuneration of the Company's Board
    of Directors of A Total Amount of Fees Not to
    Exceed Usd800,000 for the Year Ended December
    31,2012                                           Management  For           Voted - Against
STATOIL ASA, STAVANGER
CUSIP: R8413J103
Meeting Date: 14-May-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
                                                      661





    GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Open Meeting                                        Non-Voting                Non-Voting
2   Registration of Attending Shareholders and Proxies  Non-Voting                Non-Voting
3   Elect Olaug Svarva As the Chairman of Meeting       Management  For           Voted - For
4   Approve Notice of Meeting and Agenda                Management  For           Voted - For
5   Designate Inspector(s) of Minutes of Meeting        Management  For           Voted - For
6   Approve Financial Statements and Statutory Reports
    Approve Allocation of Income and Dividends of Nok
    6.75 Per Share                                      Management  For           Voted - For
7   Please Note That This Resolution is A Shareholder
    Proposal: Withdraw Company from Tar Sands
    Activities in Canada                                Shareholder Against       Voted - Against
8   Please Note That This Resolution is A Shareholder
    Proposal: Withdraw Company from Ice-laden
    Activities in the Arctic                            Shareholder Against       Voted - Against
9   Approve Board of Directors' Statement on Company
    Corporate Governance                                Management  For           Voted - For
10  Approve Remuneration Policy and Other Terms of
    Employment for Executive Management                 Management  For           Voted - For
11  Approve Remuneration of Auditors                    Management  For           Voted - For
12  Amendment of Articles of Association: Article 11:
    Re: Appointment of Nominating Committee Members     Management  For           Voted - For
13  Approve Remuneration of Corporate Assembly in the
    Amount of Nok 112,200 for the Chairman, Nok 59,100
    for the Vice Chairman, Nok 41,500 for Other
    Members, and Nok 5,900 for Deputy Members           Management  For           Voted - For
14  Elect Elisabeth Berge and Johan Alstad As Member
    and Deputy Member of Nominating Committee           Management  For           Voted - For
15  Approve Remuneration of Nominating Committee in the
    Amount of Nok 11,200 for the Chairman and Nok 8,300
    for Other Members                                   Management  For           Voted - For
16  Authorize Repurchase and Reissuance of Shares Up to
    A Nominal Value of Nok 27.5 Million in Connection
    with Share Saving Scheme for Employees              Management  For           Voted - For
                                                        662





                           GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
17   Authorize Repurchase of Up to 75 Million Shares for
     Cancellation Purposes                                Management  For           Voted - For
     Please Note That This is A Revision Due to Receipt
     of Chairman's Name and Arti-cle Number. If You Have
     Already Sent in Your Votes, Please Do Not Return
     This-proxy Form Unless You Decide to Amend Your
     Original Instructions. Thank You.                    Non-Voting                Non-Voting
STOREBRAND ASA, OSLO
CUSIP: R85746106
Meeting Date: 17-Apr-13    Meeting Type: Annual General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                              Non-Voting                Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
     Information for All Voted-accounts. If an Account
     Has Multiple Beneficial Owners, You Will Need
     To-provide the Breakdown of Each Beneficial Owner
     Name, Address and Share-position to Your Client
     Service Representative. This Information is
     Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
     Shares Held in an Omnibus/nominee Account Need to
     be Re-registered in The-beneficial Owners Name to
     be Allowed to Vote at Meetings. Shares Will
     Be-temporarily Transferred to A Separate Account in
     the Beneficial Owner's Name-on the Proxy Deadline
     and Transferred Back to the Omnibus/nominee Account
     The-day After the Meeting.                           Non-Voting                Non-Voting
     Blocking Should Always be Applied, Record Date Or
     Not.                                                 Non-Voting                Non-Voting
3    Approval of Meeting Notice and Agenda                Management  For           Voted - For
6    Approval of the Annual Report and Financial
     Statements, Including Application of the Year Result Management  For           Voted - For
7    Corporate Governance Report                          Management  For           Voted - For
8    The Board of Directors' Statement Concerning
     Remuneration of Executive Employees                  Management  For           Voted - For
9    Authorisation of the Board of Directors to Buy Back
     Treasury Shares                                      Management  For           Voted - For
10   Authorisation of the Board of Directors to Increase
     Share Capital by Issuing New Shares                  Management  For           Voted - For
11.1 Election of Member and Alternates to the Board of
     Representative: Terje Andersen                       Management  For           Voted - For
11.2 Election of Member and Alternates to the Board of
     Representative: Maalfrid Brath                       Management  For           Voted - For
11.3 Election of Member and Alternates to the Board of
     Representative: Helge Leiro Baastad                  Management  For           Voted - For
11.4 Election of Member and Alternates to the Board of
     Representative: Karen Helene Ulltveit-moe            Management  For           Voted - For


663




                         GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
11.5 Election of Member and Alternates to the Board of
     Representative: Anne-lise Aukner                    Management  For           Voted - For
11.6 Election of Member and Alternates to the Board of
     Representative: Jostein Furnes (alternate Member)   Management  For           Voted - For
11.7 Election of Member and Alternates to the Board of
     Representative: Mats Gottschalk (alternate Member)  Management  For           Voted - For
11.8 Election of Member and Alternates to the Board of
     Representative: Proposal to the Board of
     Representatives Regarding Who Should be Elected
     Chairman and Deputy Chairman: Terje R. Venold
     (chairman)                                          Management  For           Voted - For
11.9 Election of Member and Alternates to the Board of
     Representative: Proposal to the Board of
     Representatives Regarding Who Should be Elected
     Chairman and Deputy Chairman: Vibeke Hammer Madsen
     (deputy Chairman)                                   Management  For           Voted - For
12.1 Election of Member to the Nomination Committee:
     Terje R. Venold                                     Management  For           Voted - For
12.2 Election of Member to the Nomination Committee:
     Helge Leiro Baastad                                 Management  For           Voted - For
12.3 Election of Member to the Nomination Committee:
     Olaug Svarva                                        Management  For           Voted - For
12.4 Election of Member to the Nomination Committee:
     Kjetil Houg                                         Management  For           Voted - For
12.5 Election of Chairman to the Nomination Committee:
     Terje R. Venold                                     Management  For           Voted - For
13.1 Election of Member and Alternate to the Control
     Committee: Finn Myhre                               Management  For           Voted - For
13.2 Election of Member and Alternate to the Control
     Committee: Harald Moen                              Management  For           Voted - For
13.3 Election of Member and Alternate to the Control
     Committee: Anne Grete Steinkjer                     Management  For           Voted - For
13.4 Election of Member and Alternate to the Control
     Committee: Tone M. Reierselmoen (alternate Member)  Management  For           Voted - For
14   Remuneration of the Board of Representatives,
     Nomination Committee and Control Committee          Management  For           Voted - For
15   Approval of the Auditor's Remuneration, Including
     the Board of Directors' Disclosure on the
     Distribution of Remuneration Between Auditing and
     Other Services                                      Management  For           Voted - For
SUBSEA 7 SA, LUXEMBOURG
CUSIP: L8882U106
Meeting Date: 28-Jun-13  Meeting Type: Annual General Meeting
1    To Consider (i) the Management Reports of the Board
     of Directors of the Company in Respect of the
     Statutory and Consolidated Financial Statements of
     the Company and (ii) the Reports of Deloitte S.a.,
     Luxembourg, Authorised Statutory Auditor on the
     Statutory Financial Statements and the Consolidated
     Financial Statements of the Company for the Fiscal
     Year 2012                                           Management  For           Voted - For


664




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Approve the Statutory Financial Statements of
    the Company for the Fiscal Year 2012                Management  For           Voted - For
3   To Approve the Consolidated Financial Statements of
    the Company for the Fiscal Year 2012                Management  For           Voted - For
4   To Approve the Allocation of Results Including the
    Payment of A Dividend of the Company for the Fiscal
    Year 2012, As Recommended by the Board of Directors
    of the Company, Namely A Dividend of Usd 0.60 Per
    Common Share, Payable on July 12, 2013 to
    Shareholders (and on July 18, 2013 to Shareholders
    of Adss) Record As of 5 July, 2013                  Management  For           Voted - For
5   To Discharge the Directors of the Company in
    Respect of the Proper Performance of Their Duties
    for the Fiscal Year Ended December 31, 2012         Management  For           Voted - For
6   To Elect Deloitte S.a., Luxembourg As Authorised
    Statutory Auditor to Audit the Statutory and
    Consolidated Financial Statements of the Company,
    for A Term to Expire at the Next Annual General
    Meeting of Shareholders                             Management  For           Voted - For
7   To Approve the Recommendation of the Board of
    Directors of the Company to Adopt the 2013 Subsea 7
    S.a. Long Term Incentive Plan                       Management  For           Voted - For
8   To Re-elect Mr Allen Stevens As A Director Or the
    Company to Hold Office Until the Annual General
    Meeting of Shareholders to be Held in 2015 Or Until
    His Successor Has Been Duly Elected                 Management  For           Voted - For
9   To Re-elect Mr Dod Fraser As A Director of the
    Company to Hold Office Until the Annual General
    Meeting of Shareholders to be Held in 2015 Or Until
    His Successor Has Been Duly Elected                 Management  For           Voted - For
TELENOR ASA, FORNEBU
CUSIP: R21882106
Meeting Date: 15-May-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline


665




     GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     and Transferred Back to the Omnibus/nominee Account
     The-day After the Meeting.                          Non-Voting                Non-Voting
     Blocking Should Always be Applied, Record Date Or
     Not.                                                Non-Voting                Non-Voting
1    Approval of the Notice of the Annual General
     Meeting and the Agenda                              Management  For           Voted - For
3    Approval of the Financial Statements and Report
     from the Board of Directors for the Financial Year
     2012                                                Management  For           Voted - For
4    Approval of the Remuneration to the Company's
     Auditor                                             Management  For           Voted - For
5    Information and Vote on the Board of Director's
     Statement Regarding the Determination of Salary and
     Other Remuneration to the Executive Management      Management  For           Voted - For
6    Reduction of Share Capital by Cancelling Treasury
     Shares and Redemption of Shares Owned by the
     Kingdom of Norway and Reduction of Other Equity     Management  For           Voted - For
7    Authorisation to Acquire Treasury Shares for the
     Purpose of Cancellation                             Management  For           Voted - For
8.1  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Anders Skjaevestad            Management  For           Voted - For
8.2  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: John Gordon Bernander         Management  For           Voted - For
8.3  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Kirsten Ideboen               Management  For           Voted - For
8.4  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Didrik Munch                  Management  For           Voted - For
8.5  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Elin Merete Myrmel- Johansen  Management  For           Voted - For
8.6  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Widar Salbuvik                Management  For           Voted - For
8.7  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Tore Onshuus Sandvik          Management  For           Voted - For
8.8  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Silvija Seres                 Management  For           Voted - For
8.9  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Siri Pettersen Strandenes     Management  For           Voted - For
8.1  Election of Shareholder Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Olaug Svarva                  Management  For           Voted - For
8.11 Election of Deputy Member Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Gry Molleskog (1st Deputy)    Management  For           Voted - For


666




                          GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.12 Election of Deputy Member Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Nils-edvard Olsen (2nd Deputy) Management  For           Voted - For
8.13 Election of Deputy Member Elected Member to the
     Corporate Assembly in Line with the Nomination
     Committee's Proposal: Ingvild Nybo Holth (3rd
     Deputy)                                              Management  For           Voted - For
9.i  Election of Member to the Nomination Committee in
     Line with the Nomination Committee's Proposal:
     Mette I. Wikborg                                     Management  For           Voted - For
9.ii Election of Member to the Nomination Committee in
     Line with the Nomination Committee's Proposal: Rune
     Selmar                                               Management  For           Voted - For
10.i Determination of Remuneration to the Members Of:
     the Corporate Assembly; in Line with the Nomination
     Committee's Proposal                                 Management  For           Voted - For
10.ii Determination of Remuneration to the Members Of:
     the Nomination Committee in Line with the
     Nomination Committee's Proposal                      Management  For           Voted - For
TGS-NOPEC GEOPHYSICAL COMPANY ASA
CUSIP: R9138B102
Meeting Date: 04-Jun-13   Meeting Type: Ordinary General Meeting
     Important Market Processing Requirement: A
     Beneficial Owner Signed Power Of-attorney (poa) is
     Required in Order to Lodge and Execute Your
     Voting-instructions in This Market. Absence of A
     Poa, May Cause Your Instructions To-be Rejected. If
     You Have Any Questions, Please Contact Your Client
     Service- Representative                              Non-Voting                Non-Voting
     Market Rules Require Disclosure of Beneficial Owner
     Information for All Voted-accounts. If an Account
     Has Multiple Beneficial Owners, You Will Need
     To-provide the Breakdown of Each Beneficial Owner
     Name, Address and Share-position to Your Client
     Service Representative. This Information is
     Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
     Shares Held in an Omnibus/nominee Account Need to
     be Re-registered in The-beneficial Owners Name to
     be Allowed to Vote at Meetings. Shares Will
     Be-temporarily Transferred to A Separate Account in
     the Beneficial Owner's Name-on the Proxy Deadline
     and Transferred Back to the Omnibus/nominee Account
     The-day After the Meeting.                           Non-Voting                Non-Voting
     Blocking Should Always be Applied, Record Date Or
     Not.                                                 Non-Voting                Non-Voting
1    Election of A Meeting Chairman and A Person to
     Co-sign the Minutes                                  Management  For           Voted - For
2    Approval of the Notice and the Agenda                Management  For           Voted - For
3.a  Approval of the Annual Accounts and Annual Report
     for 2012                                             Management  For           Voted - For
                                                          667





                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.b Approval of the Board's Proposal on Dividend : the
    Board of Directors' Proposal to Distribute Dividend
    for 2012 of Nok 8 Per Share                          Management  For           Voted - For
4   Approval of Auditor's Fee                            Management  For           Voted - For
5.a Election of Director: Henry H. Hamilton III -
    Chairman                                             Management  For           Voted - For
5.b Election of Director: Dr. Colette Lewiner - Board
    Member                                               Management  For           Voted - For
5.c Election of Director: Elisabeth Harstad - Board
    Member                                               Management  For           Voted - For
5.d Election of Director: Mark Leonard - Board Member    Management  For           Voted - For
5.e Election of Director: Bengt Lie Hansen - Board
    Member                                               Management  For           Voted - For
5.f Election of Director: Vicki Messer - Board Member    Management  For           Voted - For
5.g Election of Director: Tor Magne Lonnum - Board
    Member                                               Management  For           Voted - For
6   Approval of Directors' Fee                           Management  For           Voted - For
7   Approval of Compensation to the Nomination Committee Management  For           Voted - For
8.a Election of Member to the Nomination Committee: Tor
    Himberg-larsen - Chairman                            Management  For           Voted - For
8.b Election of Member to the Nomination Committee:
    Christina Stray - Member                             Management  For           Voted - For
9   Statement on Corporate Governance                    Non-Voting                Non-Voting
10  Renewal of Authority to Acquire the Company's Shares Management  For           Voted - For
11  Advisory Vote on the Board's Guidelines on
    Compensation to the Executive Managers               Management  For           Voted - Against
12  Approval of 2013 Stock Option Plan and Resolution
    to Issue Free Standing Warrants                      Management  For           Voted - For
13  Authority to Increase the Share Capital              Management  For           Voted - For
TOMRA SYSTEMS ASA, ASKER
CUSIP: R91733114
Meeting Date: 22-Apr-13 Meeting Type: Ordinary General Meeting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged        Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                               Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in the Bene-ficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will be
    Temporari-ly Transferred to A Separate Account in
    the Beneficial Owner's Name on the Pro-xy Deadline
                                                         668





    GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    and Transferred Back to the Omnibus/nominee Account
    the Day After-the Meeting.                           Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not                                                  Non-Voting                Non-Voting
1   Opening of the General Meeting by the Chairman of
    the Board of Directors. Registration of Attending
    Shareholders, Including Shareholders Represented by
    Proxy                                                Management  For           Voted - For
2   Election of the Chairperson of the Meeting           Management  For           Voted - For
3   Election of One Person to Sign the Minutes of the
    General Meeting Together with the Chairperson of
    the Meeting                                          Management  For           Voted - For
4   Approval of the Notice of the Meeting and the Agenda Management  For           Voted - For
5   Report by the Management on the Status of the
    Company and the Group                                Management  For           Voted - For
6   Please Note That This Resolution is A Shareholder
    Proposal: Proposal from Shareholder on Sales of
    Tobacco Sorting Machines                             Shareholder Against       Voted - Against
7   Approval of the Annual Accounts and the Annual
    Report for 2012 for the Company and the Group,
    Including Proposal for Declaration of Dividend: an
    Ordinary Dividend of Nok 1.25 Per Share Shall be
    Distributed. Eligible for Dividend for A Share is
    the One Being Owner of the Share by the End of 22
    April 2013. the Shares Will be Traded on Oslo Stock
    Exchange Excluding Dividend As from 23 April 2013."
    the Dividend Shall be Paid on Or About 3 May 2013    Management  For           Voted - For
8   Advisory Vote Regarding Declaration from the Board
    of Directors on the Fixing of Salaries and Other
    Remunerations to Leading Personnel and Binding Vote
    Regarding Remuneration in Shares to All Employees    Management  For           Voted - For
9   Determination of Remuneration for the Board of
    Directors                                            Management  For           Voted - For
10  Determination of Remuneration for the Nomination
    Committee                                            Management  For           Voted - For
11  Determination of Remuneration for the Auditor        Management  For           Voted - For
12  Re-election of the Shareholder Elected Members of
    the Board of Directors: Svein Rennemo
    [chairperson], Jan Svensson, Bernd H J Bothe,
    Aniela Gabriela Gjos and New Election of Bodil
    Sonesson                                             Management  For           Voted - For
13  Re-election of Members of the Nomination Committee:
    Tom Knoff, Eric Douglas and Hild Kinder              Management  For           Voted - For
14  Authorisation Regarding Acquisition and Disposal of
    Treasury Shares                                      Management  For           Voted - For
15  Authorisation Regarding Private Placements of Newly
    Issued Shares in Connection with Mergers and
    Acquisitions                                         Management  For           Voted - For
16  Deadline for Calling an Extraordinary General
    Meeting Until the Next Annual General Meeting        Management  For           Voted - Against


669




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
WILH. WILHELMSEN ASA
CUSIP: R9883B109
Meeting Date: 13-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Adoption of the Notice and the Agenda               Management  For           Voted - For
3   Proposal for Dividend: A Dividend of Nok 4.00 Per
    Share is Distributed. the Dividend Accrues to
    Shareholders As of 13 November 2012                 Management  For           Voted - For
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting


670




                        GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Adoption of the Notice and the Agenda               Management  For           Voted - For
3   Approval of the Annual Accounts and the Annual
    Report for Wilh. Wilhelmsen Asa for the Financial
    Year 2012, Including the Consolidated Accounts for
    the Group and Payment of Dividend                   Management  For           Voted - For
4   Declaration from the Board of Directors on the
    Determination of Salaries and Other Remuneration
    for Leading Employees                               Management  For           Voted - For
6   Approval of the Fee to the Company's Auditor        Management  For           Voted - For
7   Determination of Remuneration to the Members of the
    Board of Directors (in Line with the Nomination
    Committee's Proposal)                               Management  For           Voted - For
8   Determination of Remuneration to the Members of the
    Nomination Committee (in Line with the Nomination
    Committee's Proposal)                               Management  For           Voted - For
9   Authorization to the Board of Directors to Increase
    the Share Capital                                   Management  For           Voted - For
YARA INTERNATIONAL ASA, OSLO
CUSIP: R9900C106
Meeting Date: 13-May-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Opening of the General Meeting, Approval of Meeting
    Notice and Agenda                                   Management  For           Voted - For
2   Election of Chairperson and A Person to Co-sign the
    Minutes                                             Management  For           Voted - For
3   Approval of the Annual Accounts and the Annual
    Report for 2012 for Yara International Asa and the
    Group, Including Distribution of Dividend           Management  For           Voted - For
                                                        671





    GLOBAL X FTSE NORWAY 30 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Statement Regarding Determination of Salary and
    Other Remuneration to the Executive Management of
    the Company                                         Management  For           Voted - For
5   Report on Corporate Governance                      Management  For           Voted - For
6   Auditor's Fees for 2012                             Management  For           Voted - For
7   Remuneration to the Members of the Board, Members
    of the Compensation Committee and Members of the
    Audit Committee for the Period Until the Next
    Annual General Meeting                              Management  For           Voted - For
8   Remuneration to the Members of the Nomination
    Committee for the Period Until the Next Annual
    General Meeting                                     Management  For           Voted - For
9   Election of Members of the Board                    Management  For           Voted - For
10  Changes to the Articles of Association Regarding
    Signatory Power                                     Management  For           Voted - For
11  Capital Reduction by Cancellation of Own Shares and
    by Redemption of Shares Held on Behalf of the
    Norwegian State by the Ministry of Trade and
    Industry                                            Management  For           Voted - For
12  Power of Attorney to the Board Regarding
    Acquisition of Own Shares                           Management  For           Voted - For


672




                          GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ASANKO GOLD INC
CUSIP: 04341Y105
Meeting Date: 27-Jun-13   Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.7 and 3". Thank You.              Non-Voting                Non-Voting
1   To Determine the Number of Directors at Seven       Management  For           Voted - For
2.1 Election of Director: Shawn Wallace                 Management  For           Voted - For
2.2 Election of Director: Gordon Fretwell               Management  For           Voted - For
2.3 Election of Director: Colin Steyn                   Management  For           Voted - For
2.4 Election of Director: Marcel De Groot               Management  For           Voted - For
2.5 Election of Director: Keith Minty                   Management  For           Voted - For
2.6 Election of Director: Peter Breese                  Management  For           Voted - For
2.7 Election of Director: Rob Sali                      Management  For           Voted - For
3   Appointment of KPMG LLP As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
4   To Consider and If Thought Advisable, to Approve A
    Special Resolution Authorizing an Alteration of the
    Company's Articles to Include Advance Notice
    Provisions                                          Management  For           Voted - For
ATAC RESOURCES LTD
CUSIP: 046491106
Meeting Date: 29-May-13   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolutions "1 , 4 and
    5" and 'in Favor' Or 'abstain' Only for
    Resolution-numbers "2.1 to 2.6 and 3". Thank You.   Non-Voting                Non-Voting
1   Number of Directors: to Set the Number of Directors
    at Six (6)                                          Management  For           Voted - For
2.1 Election of Director: Robert C. Carne               Management  For           Voted - For
2.1 Election of Director: Bruce J. Kenway               Management  For           Voted - For
2.3 Election of Director: Glenn R. Yeadon               Management  For           Voted - For
2.4 Election of Director: Helmut H. Wober               Management  For           Voted - For
2.5 Election of Director: Douglas O. Goss, Q. C         Management  For           Voted - For
2.6 Election of Director: Bruce A. Youngman             Management  For           Voted - For
3   Appointment of Auditors: Appointment of Davidson &
    Company LLP, Chartered Accountants, As Auditors of
    the Company for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
4   Renewal of 10% "rolling" Stock Option Plan: to
    Consider And, If Thought Advisable, to Pass an
    Ordinary Resolution Renewing the Company's 10%
    "rolling" Stock Option Plan, As More Fully
    Disclosed in the Information Circular Accompanying
    the Notice of Meeting                               Management  For           Voted - For


673




                         GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Discretionary Authority: to Grant the Proxyholder
    Authority to Vote at His/her Discretion on Any
    Other Business Or Amendment Or Variation to the
    Previous Resolutions                                Management  For           Voted - Against
CHESAPEAKE GOLD CORP
CUSIP: 165184102
Meeting Date: 19-Dec-12  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.1 to 1.6 and 2". Thank You.                      Non-Voting                Non-Voting
    Please Note That Resolution 3 is to be Approved by
    Disinterested- Shareholders. Thank You.             Non-Voting                Non-Voting
1.1 Election of Director: Chris K. Falck                Management  For           Voted - For
1.2 Election of Director: Daniel J. Kunz                Management  For           Voted - For
1.3 Election of Director: Peter F. Palmedo              Management  For           Voted - For
1.4 Election of Director: John Perston                  Management  For           Voted - For
1.5 Election of Director: P. Randy Reifel               Management  For           Voted - For
1.6 Election of Director: Gerald L. Sneddon             Management  For           Voted - For
2   Appointment of Deloitte & Touche LLP, Chartered
    Accountants As Auditor of the Company for the
    Ensuing Year                                        Management  For           Voted - For
3   To Approve the Company's New Stock Option Plan, As
    More Particularly Described in the Accompanying
    Information Circular                                Management  For           Voted - Against
CONTINENTAL GOLD LTD
CUSIP: G23850103
Meeting Date: 07-Jun-13  Meeting Type: Annual General Meeting
1.1 Election of Director: Robert W. Allen               Management  For           Voted - Against
1.2 Election of Director: Ari B. Sussman                Management  For           Voted - For
1.3 Election of Director: Gary P. Barket                Management  For           Voted - For
1.4 Election of Director: Jaime I. Gutierrez            Management  For           Voted - For
1.5 Election of Director: Paul J. Murphy                Management  For           Voted - For
1.6 Election of Director: Leon Teicher                  Management  For           Voted - For
1.7 Election of Director: Kenneth G. Thomas             Management  For           Voted - For
1.8 Election of Director: Timothy A. Warman             Management  For           Voted - For
2   Appointment of Auditors : Resolution Approving the
    Appointment of PricewaterhouseCoopers LLP As the
    Auditors of the Company and Authorizing the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
3   Resolution Approving Certain Amendments to the
    Company's Bye-laws to Add Advance Notice
    Requirements for Nominations of Directors by
    Shareholders in Certain Circumstances               Management  For           Voted - For


674




                        GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
EXETER RESOURCE CORP
CUSIP: 301835104
Meeting Date: 31-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.5 and 3". Thank You.              Non-Voting                Non-Voting
1   To Set the Number of Directors at Five (5)          Management  For           Voted - For
2.1 Election of Director: Bryce G. Roxburgh             Management  For           Voted - For
2.2 Election of Director: Yale R. Simpson               Management  For           Voted - For
2.3 Election of Director: Robert G. Reynolds            Management  For           Voted - For
2.4 Election of Director: John C. Simmons               Management  For           Voted - For
2.5 Election of Director: Julian Bavin                  Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants As Auditors of the Company
    for the Ensuing Year and Authorizing the Directors
    to Fix Their Remuneration                           Management  For           Voted - For
4   To Approve an Amendment to the Company's Stock
    Option Plan                                         Management  For           Voted - Against
EXTORRE GOLD MINES LTD, VANCOUVER BC
CUSIP: 30227B109
Meeting Date: 15-Aug-12 Meeting Type: Special General Meeting
1   To Pass A Special Resolution Approving an
    Arrangement Under Section 192 of the Canada
    Business Corporations Act Involving the
    Corporation, Its Shareholders and Yamana Gold Inc.
    ("yamana") Pursuant to Which, Among Other Things,
    Yamana Will Acquire All of the Outstanding Common
    Shares of the Corporation (the "common Shares") for
    Cad 3.50 in Cash and A 0.0467 of A Common Share of
    Yamana in Exchange for Each Common Share, All As
    More Particularly Described in the Accompanying
    Management Information Circular of the Corporation  Management  For           Voted - For
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolution 1.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
GOLD CANYON RESOURCES INC
CUSIP: 38055D105
Meeting Date: 07-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.7 and 3". Thank You.              Non-Voting                Non-Voting


675




                          GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Set the Number of Directors at 7                 Management  For           Voted - For
2.1 Election of Director: Troy J. Fierro                Management  For           Voted - For
2.2 Election of Director: Akiko Levinson                Management  For           Voted - For
2.3 Election of Director: Ron Schmitz                   Management  For           Voted - For
2.4 Election of Director: Quinton Hennigh               Management  For           Voted - For
2.5 Election of Director: Conrad Pinette                Management  For           Voted - For
2.6 Election of Director: Richard J. Hall               Management  For           Voted - For
2.7 Election of Director: Terrence A. Lyons             Management  For           Voted - For
3   Appointment of Davidson and Company LLP, Chartered
    Accountants As Auditors of the Corporation for the
    Ensuing Year and Authorizing the Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
4   Approval of Rolling Stock Option Plan               Management  For           Voted - For
GRYPHON MINERALS LTD
CUSIP: Q4352M109
Meeting Date: 20-Nov-12   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 4, 5 and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1, 4, 5 and 6),-you
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - For
2   Re-election of Director - Andrea Hall               Management  For           Voted - For
3   Re-election of Director - Didier Murcia             Management  For           Voted - For
4   Approval to Issue Securities Under an Employee
    Incentive Scheme                                    Management  For           Voted - For
5   Issue of Plan Rights to Related Party - Stephen
    Parsons                                             Management  For           Voted - For
6   Please Note That This is A Shareholders' Proposal:
    That, for the Purpose of Section 250v(1) of the
    Corporations Act and for All Other Purposes,
    Approval is Given For: (a) the Company to Hold
    Another Meeting of Shareholders Within 90 Days of
    the Date of This Meeting (spill Meeting); and (b)
    All Vacating Directors to Cease to Hold Office
    Immediately Before the End of the Spill Meeting;
    and (c) Resolutions to Appoint Persons to Offices
    That Will be Vacated Pursuant to (b) to be Put to
    Vote at the Spill Meeting                           Shareholder Against       Voted - Against
                                                        676





                        GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 23-Jan-13 Meeting Type: Ordinary General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 2 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1 and 2), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Ratification of Prior Issue-shares                   Management  For           Voted - For
2   Increase in Non-executive Director Fee Pool          Management  For           Voted - For
INTERNATIONAL TOWER HILL MINES LTD, VANCOUVER BC
CUSIP: 46050R102
Meeting Date: 19-Sep-12 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4
    and 5" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "2.1 to 2.8 and 3". Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That Resolution 4 is to be Approved by
    Disinterested- Shareholders. Thank You.              Non-Voting                Non-Voting
1   To Set the Number of Directors at Eight              Management  For           Voted - For
2.1 Election of Director: Anton Drescher                 Management  For           Voted - For
2.2 Election of Director: Timothy Haddon                 Management  For           Voted - For
2.3 Election of Director: Jeffrey Pontius                Management  For           Voted - For
2.4 Election of Director: Daniel Carriere                Management  For           Voted - For
2.5 Election of Director: Roger Taplin                   Management  For           Voted - For
2.6 Election of Director: Donald Ewigleben               Management  For           Voted - For
2.7 Election of Director: Mark Hamilton                  Management  For           Voted - For
2.8 Election of Director: Jonathan Berg                  Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants, As Auditors of the Company
    for the Fiscal Year Ending December 31, 2012 and
    Authorizing the Directors to Fix Their Remuneration  Management  For           Voted - For
4   To Pass an Ordinary Resolution Re-approving the
    Company's 2006 Incentive Stock Option Plan
    Including Certain Amendments Thereto, As More
    Particularly Described in the Accompanying
    Information Circular, and Approving Any Unallocated
    Options Thereunder                                   Management  For           Voted - For
5   To Pass an Ordinary Resolution Re-approving the
    Company's Shareholder Rights Plan Including Certain
    Amendments Thereto, As More Particularly Described
    in the Accompanying Information Circular             Management  For           Voted - For
                                                         677





                        GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That Only Registered Shareholders Or
    Duly Appointed Proxy Holders-for Registered
    Shareholders are Permitted to Vote at the Meeting.  Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
KAMINAK GOLD CORP, VANCOUVER
CUSIP: 48356P202
Meeting Date: 27-Mar-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.6 and 3 ". Thank You.             Non-Voting                Non-Voting
    Please Note That Resolution 4 is to be Approved by
    Disinterested- Shareholders. Thank You.             Non-Voting                Non-Voting
1   To Set the Number of Directors at Six               Management  For           Voted - For
2.1 Election of Director: John Robins                   Management  For           Voted - For
2.2 Election of Director: Eira Thomas                   Management  For           Voted - For
2.3 Election of Director: Bradley Blacketor             Management  For           Voted - For
2.4 Election of Director: Richard Hall                  Management  For           Voted - For
2.5 Election of Director: D. Bruce Mcleod               Management  For           Voted - For
2.6 Election of Director: James Paterson                Management  For           Voted - For
3   Appointment of Davidson & Company LLP, Chartered
    Accountants As Auditors of the Company for the
    Ensuing Year and Authorizing the Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
4   To Approve and Ratify the Company's Stock Option
    Plan As More Particularly Described in the
    Company's Information Circular                      Management  For           Voted - For
KEEGAN RESOURCES INC
CUSIP: 487275109
Meeting Date: 25-Sep-12 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions 1 and
    4 and 'in Favor' Or 'abstain' Only for
    Resolutions-2.1 to 2.6 and 3. Thank You.            Non-Voting                Non-Voting
1   To Set the Number of Directors at Six               Management  For           Voted - For
2.1 Election of Director: Shawn Wallace                 Management  For           Voted - For
2.2 Election of Director: Marcel De Groot               Management  For           Voted - For
2.3 Election of Director: Daniel Mccoy                  Management  For           Voted - For
2.4 Election of Director: Gordon Fretwell               Management  For           Voted - For
2.5 Election of Director: Keith Minty                   Management  For           Voted - For
2.6 Election of Director: Robert Sali                   Management  For           Voted - For
3   Appointment of KPMG LLP As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For


678




                          GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Approve the Adoption of A New Shareholder Rights
    Plan Agreement                                      Management  For           Voted - For
Meeting Date: 19-Feb-13   Meeting Type: Special General Meeting
    Please Note That This Meeting Mentions Dissenter's
    Rights, Please Refer To-the Management Information
    Circular for Details                                Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Approve, with Or Without Variation, A Special
    Resolution, the Full Text of Which is Set Forth in
    Appendix B to the Accompanying Joint Management
    Information Circular of the Company and Pmi Gold
    Corporation ("pmi") Dated January 17, 2013 (the
    "information Circular"), to Approve: (i) the
    Issuance, Or Reservation for Issuance, As the Case
    May Be, by the Company, Pursuant to the Arrangement
    Agreement Dated December 5, 2012 Between Pmi and
    the Company (the "arrangement Agreement"), of
    89,767,038 Common Shares of the Company,
    Representing 105.57% of the Total Issued and
    Outstanding Shares of the Company As at the Date of
    the Information Circular and Being the Number
    Common Shares of the Company Necessary to Give
    Effect to the Arrangement (as Defined in the
    Arrangement Agreement); (ii) the Adoption of New
    Articles of the Contd                               Management  For           Voted - For
    Contd Company, the Full Text of Which is Set Forth
    in Appendix M to The-information Circular; and
    (iii) Effective As of the Effective Time (as-
    Defined in the Arrangement Agreement) Or As Soon As
    Possible Thereafter, The-change of Name of the
    Company from "keegan Resources Inc." to "asanko
    Gold-inc.", All As More Particularly Described in
    the Information Circular                            Non-Voting                Non-Voting
2   To Approve, with Or Without Variation, an Ordinary
    Resolution, the Full Text of Which is Set Forth in
    Appendix B to the Information Circular, to Approve
    the Adoption of A New Share Option Plan of the
    Company, the Full Text of Which is Set Forth in
    Appendix K to the Information Circular, All As More
    Particularly Described in the Information Circular.
    the Foregoing Resolution Will Only be Effective,
    and Will Not be Implemented, Unless the Keegan
    Arrangement Resolution Set Forth Above, the Full
    Text of Which is Set Forth in Appendix B to the
    Information Circular, is Approved                   Management  For           Voted - For
3   To Approve, with Or Without Variation, an Ordinary
    Resolution, the Full Text of Which is Set Forth in
    Appendix B to the Information Circular, to Approve
    the Adoption of A Performance Rights Plan of the
    Company, the Full Text of Which is Set Forth in
    Appendix L to the Information Circular, All As More
    Particularly Described in the Information Circular.
    the Foregoing Resolution Will Only be Effective,


679




                         GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                        PROPOSED BY   MGT. POSITION REGISTRANT VOTED
    and Will Not be Implemented, Unless the Keegan
    Arrangement Resolution Set Forth Above, the Full
    Text of Which is Set Forth in Appendix B to the
    Information Circular, is Approved           Management    For           Voted - For
LYDIAN INTERNATIONAL LTD, ST HELIER
CUSIP: G5724R107
Meeting Date: 20-May-13  Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    " 1.1 to 1.7 and 2". Thank You.             Non-Voting                  Non-Voting
1.1 The Election of Management's Nominee for Director:
    Gordon Wylie                                Management    For           Voted - For
1.2 The Election of Management's Nominee for Director:
    Dr. Timothy Coughlin                        Management    For           Voted - For
1.3 The Election of Management's Nominee for Director:
    Roderick Corrie                             Management    For           Voted - For
1.4 The Election of Management's Nominee for Director:
    Marc C. Henderson                           Management    For           Voted - For
1.5 The Election of Management's Nominee for Director:
    Dr. Geoffrey P. Cowley                      Management    For           Voted - For
1.6 The Election of Management's Nominee for Director:
    Dr. Armen Sarkissian                        Management    For           Voted - For
1.7 The Election of Management's Nominee for Director:
    David Woodall                               Management    For           Voted - For
2   The Appointment of Grant Thornton LLP As Auditor of
    the Company and the Authorization of the Directors
    to Fix the Auditor's Remuneration           Management    For           Voted - For
3   The Approval of A Resolution to Ratify, Confirm and
    Approve the Stock Option Plan of the Company As
    Described in the Accompanying Management
    Information Circular                        Management    For           Voted - For
NEWSTRIKE CAPITAL INC, VANCOUVER BC
CUSIP: 652507104
Meeting Date: 30-Jan-13  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.6 and 3". Thank You.      Non-Voting                  Non-Voting
1   To Set the Number of Directors at Six       Management    For           Voted - For
2.1 Election of Director: Richard O'c. Whittall Management    For           Voted - For
2.2 Election of Director: Kevin D. Rathbun      Management    For           Voted - For
2.3 Election of Director: Kenneth R. Thorsen    Management    For           Voted - For
2.4 Election of Director: Robert Withers        Management    For           Voted - For
2.5 Election of Director: Wojtek Wodzicki       Management    For           Voted - For
2.6 Election of Director: George Brack          Management    For           Voted - For


680




                           GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Appointment of Davidson & Company LLP As Auditors
    of the Company for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
4   To Confirm the Company's Stock Option Plan Dated
    January 20, 2010                                    Management  For           Voted - For
NOVAGOLD RESOURCES INC.
CUSIP: 6.70E+210  TICKER: NG
Meeting Date: 29-May-13    Meeting Type: Annual and Special Meeting
1   Director                                            Management
1   Sharon E. Dowdall                                   Management  For           Voted - For
2   Dr. Marc Faber                                      Management  For           Vote Withheld
3   Dr. Thomas S. Kaplan                                Management  For           Voted - For
4   Gregory A. Lang                                     Management  For           Voted - For
5   Gillyeard J. Leathley                               Management  For           Voted - For
6   Igor Levental                                       Management  For           Voted - For
7   Kalidas V. Madhavpeddi                              Management  For           Voted - For
8   Gerald J. Mcconnell                                 Management  For           Voted - For
9   Clynton R. Nauman                                   Management  For           Voted - For
10  Rick Van Nieuwenhuyse                               Management  For           Voted - For
11  Anthony P. Walsh                                    Management  For           Voted - For
2   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration.                                       Management  For           Voted - For
3   To Consider And, If Deemed Advisable, Pass an
    Ordinary Resolution Authorizing the Company to
    Enter Into an Amending Agreement to an Escrow
    Agreement Governing Certain Escrowed Shares, As
    More Particularly Set Forth in Appendix A to the
    Accompanying Management Information Circular.       Management  For           Voted - For
4   To Consider And, If Deemed Advisable, Pass A
    Special Resolution Authorizing the Continuance of
    the Comapny to British Columbia, As More
    Particularly Set Forth in Appendix B to the
    Accompanying Management Information Circular.       Management  For           Voted - For
PARAMOUNT GOLD & SILVER CORP.
CUSIP: 69924P102 TICKER: PZG
Meeting Date: 04-Dec-12    Meeting Type: Annual
1   Director                                            Management
1   Christopher Crupi                                   Management  For           Voted - For
2   Michel Y. Stinglhamber                              Management  For           Voted - For
3   John Carden                                         Management  For           Voted - For
4   Robert Dinning                                      Management  For           Voted - For
5   Christopher Reynolds                                Management  For           Voted - For
6   Eliseo Gonzalez-urien                               Management  For           Voted - For
7   Shawn Kennedy                                       Management  For           Voted - For


681




                         GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Vote on Ratification of Mnp LLP As our Independent
    Registered Public Accountants.                      Management  For           Voted - For
3   To Approve, by Non-binding Vote, Executive
    Compensation.                                       Management  For           Voted - For
PRETIUM RESOURCES INC, VANCOUVER BC
CUSIP: 74139C102
Meeting Date: 10-May-13  Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.6 and 3". Thank You.              Non-Voting                Non-Voting
1   To Set the Number of Directors at Six (6)           Management  For           Voted - For
2.1 Election of Director: Robert A. Quartermain         Management  For           Voted - For
2.2 Election of Director: Joseph J. Ovsenek             Management  For           Voted - For
2.3 Election of Director: Ross A. Mitchell              Management  For           Voted - For
2.4 Election of Director: C. Noel Dunn                  Management  For           Voted - For
2.5 Election of Director: Tom Yip                       Management  For           Voted - For
2.6 Election of Director: George Paspalas               Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Company for the Ensuing Year and
    Authorizing the Directors to Fix Their Remuneration Management  For           Voted - For
4   To Consider, and If Thought Fit, Approve the
    Resolution with Respect to the Amendment and Re-
    Adoption of the Company's Stock Option Plan Dated
    April 5, 2013 and the Unallocated Options
    Thereunder, As More Specifically Set Out in the
    Information Circular of the Company with Respect to
    the Meeting                                         Management  For           Voted - For
RAINY RIVER RESOURCES LTD, TORONTO ON
CUSIP: 75101R100
Meeting Date: 28-May-13  Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    " 1.1 to 1.7 and 2". Thank You.                     Non-Voting                Non-Voting
1.1 Election of Director : Stuart Averill               Management  For           Voted - For
1.2 Election of Director : Leo Berezan                  Management  For           Voted - For
1.3 Election of Director : James Excell                 Management  For           Voted - For
1.4 Election of Director : Dale Peniuk                  Management  For           Voted - For
1.5 Election of Director : Richard Pettit               Management  For           Voted - For
1.6 Election of Director : Gerald Shields               Management  For           Voted - For
1.7 Election of Director : Raymond Threlkeld            Management  For           Voted - For
2   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants, As Auditors of the Company
    for the Ensuing Year                                Management  For           Voted - For
3   To Ratify and Confirm the Adoption of the Company's
    Advance Notice Policy As Set Out in the Management
    Information Circular of the Company                 Management  For           Voted - For


682




                        GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
RUBICON MINERALS CORPORATION, VANCOUVER BC
CUSIP: 780911103
Meeting Date: 26-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "2" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1 and 3.1 to 3.8 ". Thank You.                     Non-Voting                Non-Voting
1   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
2   To Set the Number of Directors at Eight (8)         Management  For           Voted - For
3.1 Election of Director: David W. Adamson              Management  For           Voted - For
3.2 Election of Director: Christopher J. Bradbrook      Management  For           Voted - For
3.3 Election of Director: Julian Kemp                   Management  For           Voted - For
3.4 Election of Director: Michael A. Lalonde            Management  For           Voted - For
3.5 Election of Director: David R. Reid                 Management  For           Voted - For
3.6 Election of Director: Peter M. Rowlandson           Management  For           Voted - For
3.7 Election of Director: Bruce A. Thomas, Q.c.         Management  For           Voted - For
3.8 Election of Director: Michael D. Winship            Management  For           Voted - For
SABINA GOLD & SILVER CORP, VANCOUVER BC
CUSIP: 785246109
Meeting Date: 13-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolutions 1, 4
    and 5 and 'in Favor' Or 'abstain' Only for
    Resolutions 2-.1 to 2.10 and 3. Thank You.          Non-Voting                Non-Voting
1   To Determine the Number of Directors at Ten (10)    Management  For           Voted - For
2.1 Election of Director: Terrence E. Eyton             Management  For           Voted - For
2.2 Election of Director: David A. Fennell              Management  For           Voted - For
2.3 Election of Director: Jonathan Goodman              Management  For           Voted - For
2.4 Election of Director: Scott B. Hean                 Management  For           Voted - For
2.5 Election of Director: James N. Morton               Management  For           Voted - For
2.6 Election of Director: Robert Pease                  Management  For           Voted - For
2.7 Election of Director: John Wakeford                 Management  For           Voted - For
2.8 Election of Director: Anthony P. Walsh              Management  For           Voted - For
2.9 Election of Director: John F. Whitton               Management  For           Voted - For
2.1 Election of Director: Leroy E. Wilkes               Management  For           Voted - For
3   To Appoint KPMG LLP, Chartered Accountants, As
    Auditor of the Company                              Management  For           Voted - For
4   To Ratify, Confirm and Approve by Ordinary
    Resolution, the Company's Stock Option Plan,
    Approving All Unallocated Options Under the Plan
    and Providing for the Company to Continue to Grant
    Options Under the Plan Until June 13, 2016          Management  For           Voted - For
5   To Ratify, Confirm and Approve by Ordinary
    Resolution, the Company's Advance Notice Policy,
    Adopted by the Board of Directors on April 4, 2013,
                                                        683





                          GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Which Governs the Process for Nomination of
    Director of the Company at Shareholder Meetings     Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in Voting Options Comm-ent. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy F-orm Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
SEABRIDGE GOLD INC.
CUSIP: 811916105 TICKER: SA
Meeting Date: 26-Jun-13   Meeting Type: Annual
1   Director                                            Management
1   James S. Anthony                                    Management  For           Voted - For
2   A. Frederick Banfield                               Management  For           Voted - For
3   D. Scott Barr                                       Management  For           Voted - For
4   Thomas C. Dawson                                    Management  For           Voted - For
5   Louis J. Fox                                        Management  For           Voted - For
6   Rudi P. Fronk                                       Management  For           Voted - For
7   Eliseo Gonzalez-urien                               Management  For           Voted - For
8   Jay S. Layman                                       Management  For           Voted - For
2   Appointment of KPMG LLP, Chartered Accountants, As
    Auditors of the Corporation for the Ensuing Year.   Management  For           Voted - For
3   To Authorize the Directors to Fix the Auditors
    Remuneration.                                       Management  For           Voted - For
4   To Approve, by A Majority of Disinterested
    Shareholders, an Increase in the Number of Shares
    Reserved for Issue Under the Corporation's Stock
    Option Plan by 665,000 Shares and Grants of 665,000
    Stock Options in Total to Directors and Senior
    Officers.                                           Management  For           Voted - For
5   To Approve an Increase in the Number of Shares
    Reserved for Issue Under the Corporation's Stock
    Option Plan by 215,000 Shares.                      Management  For           Voted - For
6   To Transact Such Other Business As May Properly
    Come Before the Meeting.                            Management  For           Voted - Against
TOREX GOLD RESOURCES INC, TORONTO ON
CUSIP: 891054108
Meeting Date: 19-Jun-13   Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for
    Resolutions-numbers "1.1 to 1.7 and 2". Thank You   Non-Voting                Non-Voting
1.1 Election of Director: Fred Stanford                 Management  For           Voted - For
1.2 Election of Director: Michael Murphy                Management  For           Voted - For
1.3 Election of Director: A. Terrance Macgibbon         Management  For           Voted - For
1.4 Election of Director: David Fennell                 Management  For           Voted - For
1.5 Election of Director: Andrew Adams                  Management  For           Voted - For
1.6 Election of Director: Frank Davis                   Management  For           Voted - For
1.7 Election of Director: James Crombie                 Management  For           Voted - For


684




                        GLOBAL X GOLD EXPLORERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Appointment of KPMG LLP As Auditors of the Company
    for the Ensuing Year and Authorizing the Directors
    to Fix Their Remuneration                           Management  For           Voted - For
3   Ratification and Confirmation of an Amendment to
    the Company's By-laws to Add an Advance Notice
    Requirement for Nominations of Directors by
    Shareholders in Certain Circumstances, As More
    Particularly Described in the Accompanying
    Management Information Circular                     Management  For           Voted - For
VOLTA RESOURCES INC, TORONTO ON
CUSIP: 92870R104
Meeting Date: 13-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.a to 1.g and 2". Thank You.                      Non-Voting                Non-Voting
1.a Election of Director: Kevin Bullock                 Management  For           Voted - For
1.b Election of Director: Victor King                   Management  For           Voted - For
1.c Election of Director: Robert Whittall               Management  For           Voted - For
1.d Election of Director: Gordon J. Bogden              Management  For           Voted - For
1.e Election of Director: Lewis Lawrick                 Management  For           Voted - For
1.f Election of Director: Robert Francis                Management  For           Voted - For
1.g Election of Director: Alexander J. Davidson         Management  For           Voted - For
2   Appointment of KPMG LLP, Chartered Accountants As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
3   Approval of the Option Plan Resolution, the Details
    of Which are Contained Under the Heading "stock
    Option Plan" and "schedule B" in the Accompanying
    Management Information Circular (the "information
    Circular") of the Corporation Dated May 9, 2013     Management  For           Voted - For
4   To Vote in Such Proxyholder's Discretion on
    Amendments Or Variations to the Matters Identified
    in the Information Circular Or on Such Other
    Matters As May Properly Come Before the Meeting Or
    Any Adjournment Thereof                             Management  For           Voted -- Against


685




                          GLOBAL X JUNIOR MLP ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
BREITBURN ENERGY PARTNERS L.P.
CUSIP: 106776107 TICKER: BBEP
Meeting Date: 19-Jun-13   Meeting Type: Annual
1   Director                                           Management
1   Halbert S. Washburn                                Management  For           Voted - For
2   Charles S. Weiss                                   Management  For           Voted - For
2   Ratification of the Appointment of
    PricewaterhouseCoopers LLP As the Independent
    Registered Public Accounting Firm for the Year
    Ending December 31, 2013.                          Management  For           Voted - For
DORCHESTER MINERALS, L.P.
CUSIP: 25820R105 TICKER: DMLP
Meeting Date: 15-May-13   Meeting Type: Annual
1   Director                                           Management
1   Buford P. Berry                                    Management  For           Voted - For
2   C.W. ("Bill") Russell                              Management  For           Voted - For
3   Ronald P. Trout                                    Management  For           Voted - For
2   Approval of the Appointment of Grant Thornton LLP
    As our Independent Registered Public Accounting
    Firm for the Year Ending December 31, 2013.        Management  For           Voted - For
EAGLE ROCK ENERGY PARTNERS, L.P.
CUSIP: 26985R104 TICKER: EROC
Meeting Date: 16-May-13   Meeting Type: Annual
1   Director                                           Management
1   Peggy A. Heeg                                      Management  For           Voted - For
2   Philip B. Smith                                    Management  For           Voted - For
2   Advisory Vote to Approve Named Executive Officer
    Compensation.                                      Management  For           Voted - Against
3   Ratification of the Appointment of KPMG LLP As the
    Independent Registered Public Accounting Firm of
    the Partnership to Examine, Audit and Report to
    Unitholders on the Consolidated Financial
    Statements of our Partnership and Its Subsidiaries
    for the Fiscal Year Ending December 31, 2013.      Management  For           Voted - For
LEGACY RESERVES LP
CUSIP: 524707304 TICKER: LGCY
Meeting Date: 14-May-13   Meeting Type: Annual
1   Director                                           Management
1   Cary D. Brown                                      Management  For           Voted - For
2   Kyle A. Mcgraw                                     Management  For           Voted - For
3   Dale A. Brown                                      Management  For           Voted - For
4   G. Larry Lawrence                                  Management  For           Voted - For
5   William D. Sullivan                                Management  For           Voted - For


686




    GLOBAL X JUNIOR MLP ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   William R. Granberry                               Management  For           Voted - For
7   Kyle D. Vann                                       Management  For           Voted - For
2   Ratification of the Appointment of Bdo Usa, LLP As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending December 31, 2013.      Management  For           Voted - For


687




                        GLOBAL X LITHIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AVALON RARE METALS INC, TORONTO ON
CUSIP: 053470100
Meeting Date: 29-Jan-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    148486 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain' Only-for Resolution Numbers
    "1.1 to 1.6 and 2". Thank You.                      Non-Voting                Non-Voting
1.1 Election of Director: Donald Bubar                  Management  For           Voted - For
1.2 Election of Director: Alan Ferry                    Management  For           Voted - For
1.3 Election of Director: Phil Fontaine                 Management  For           Voted - For
1.4 Election of Director: Brian Maceachen               Management  For           Voted - For
1.5 Election of Director: Peter Mccarter                Management  For           Voted - For
1.6 Election of Director: Richard Morland               Management  For           Voted - For
2   The Resolution Ratifying the Appointment of the
    Auditors of the Company and to Appoint the Auditors
    of the Company for the Ensuing Year and to
    Authorize the Directors of the Company to Fix the
    Remuneration of the Auditors: Mccarney Greenwood
    LLP, Chartered Accountants                          Management  For           Voted - For
3   The Discretion of the Proxy Nominee on Any
    Amendments to the Foregoing and on Such Other
    Matters As May Properly Come Before the Meeting Or
    Any Adjournments Thereof                            Management  For           Voted - Against
CANADA LITHIUM CORP, VANCOUVE BC
CUSIP: 135120400
Meeting Date: 20-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.1 to 1.9 and 2". Thank You.                      Non-Voting                Non-Voting
1.1 Election of Director: Kerry Knoll                   Management  For           Voted - For
1.2 Election of Director: Peter Secker                  Management  For           Voted - For
1.3 Election of Director: James Fairbairn               Management  For           Voted - For
1.4 Election of Director: Robert Cudney                 Management  For           Voted - Against
1.5 Election of Director: Ian Mcdonald                  Management  For           Voted - For
1.6 Election of Director: Ernie Eves                    Management  For           Voted - For
1.7 Election of Director: Stephane Bertrand             Management  For           Voted - Against
1.8 Election of Director: Mitchell Lavery               Management  For           Voted - For
1.9 Election of Director: Patrick Mohan                 Management  For           Voted - For
2   Appointing PricewaterhouseCoopers LLP As the
    Auditor of the Company and Authorizing the
    Directors to Fix the Auditor's Remuneration         Management  For           Voted - For
3   Approving All Unallocated Options to Purchase
    Common Shares Issuable Pursuant to the Stock Option


688




                        GLOBAL X LITHIUM ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Plan of the Corporation for the Ensuing Three (3)
     Years                                               Management  For           Voted - For
COSLIGHT TECHNOLOGY INTERNATIONAL GROUP LTD
CUSIP: G24431101
Meeting Date: 18-Feb-13 Meeting Type: Special General Meeting
     Please Note That the Company Notice is Available by
     Clicking on the Url Link:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0118/ltn20130118222.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0118/ltn20130118204.pdf                        Non-Voting                Non-Voting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolution "1".
     Thank You.                                          Non-Voting                Non-Voting
1    To Approve the Disposal Agreement and the
     Transactions Contemplated Thereunder                Management  For           Voted - For
Meeting Date: 06-Jun-13 Meeting Type: Annual General Meeting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2013/0422/ltn20130422622.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/seh
     K/2013/0422/ltn20130422638.pdf                      Non-Voting                Non-Voting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions. Thank
     You.                                                Non-Voting                Non-Voting
1    To Receive and Adopt the Audited Financial
     Statements and the Reports of the Directors and
     Auditors for the Year Ended 31 December 2012        Management  For           Voted - For
2(A) To Re-elect Mr. Li Ke Xue, As an Executive Director Management  For           Voted - Against
2(B) To Re-elect Mr. Zhang Li Ming, As an Executive
     Director                                            Management  For           Voted - Against
2(C) To Re-elect Mr. Liu Xing Quan, As an Executive
     Director                                            Management  For           Voted - Against
2(D) To Re-elect Dr. Yin Ge Ping, As an Independent
     Non-executive Director                              Management  For           Voted - For
2(E) To Authorise the Board of Directors of the Company
     to Fix Directors Remuneration                       Management  For           Voted - For
3    To Re-appoint Messrs. Shinewing (hk) Cpa Limited As
     the Auditors of the Company and Authorise the Board
     of Directors to Fix Their Remuneration              Management  For           Voted - For
4(A) To Grant General Mandate to the Board of Directors
     of the Company to Issue Securities of the Company   Management  For           Voted - Against
4(B) To Grant General Mandate to the Board of Directors
     of the Company to Repurchase Securities of the
     Company                                             Management  For           Voted - For
4(C) To Extend the General Mandate to Issue New
     Securities of the Company by the Aggregate Nominal
     Amount of the Shares Repurchased Pursuant to
     Resolution 4(b) Above                               Management  For           Voted - Against


689




                           GLOBAL X LITHIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
EXIDE TECHNOLOGIES
CUSIP: 302051206 TICKER: XIDE
Meeting Date: 20-Sep-12    Meeting Type: Annual
1   Director                                            Management
1   Herbert F. Aspbury                                  Management  For           Voted - For
2   James R. Bolch                                      Management  For           Voted - For
3   Michael R. D'appolonia                              Management  For           Voted - For
4   David S. Ferguson                                   Management  For           Voted - For
5   John O'higgins                                      Management  For           Voted - For
6   Dominic J. Pileggi                                  Management  For           Voted - For
7   John P. Reilly                                      Management  For           Voted - For
8   Michael P. Ressner                                  Management  For           Voted - For
9   Carroll R. Wetzel, Jr.                              Management  For           Voted - For
2   Advisory Vote to Approve the Compensation of our
    Named Executive Officers As Described in the Proxy
    Statement.                                          Management  For           Voted - For
3   Ratify the Appointment of the Company's Independent
    Auditors for Fiscal 2013.                           Management  For           Voted - For
FMC CORPORATION
CUSIP: 302491303 TICKER: FMC
Meeting Date: 23-Apr-13    Meeting Type: Annual
1A. Election of Director to Serve in Class III for A
    Three-year Term: Pierre Brondeau                    Management  For           Voted - For
1B. Election of Director to Serve in Class III for A
    Three-year Term: Dirk A. Kempthorne                 Management  For           Voted - For
1C. Election of Director to Serve in Class III for A
    Three-year Term: Robert C. Pallash                  Management  For           Voted - For
2   Ratification of the Appointment of Independent
    Registered Public Accounting Firm.                  Management  For           Voted - For
3   Approval, by Non-binding Vote, of Executive
    Compensation.                                       Management  For           Voted - For
4   Amendment of the Company's Restated Certificate of
    Incorporation to Eliminate the Classification of
    Directors.                                          Management  For           Voted - For
GALAXY RESOURCES LTD, PERTH
CUSIP: Q39596103
Meeting Date: 15-Feb-13    Meeting Type: Ordinary General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 2a, 2b and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
                                                        690





                          GLOBAL X LITHIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Against) on Proposals (1, 2a and 2b),-you
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Ratification of Share Issue to M&g Investment
    Management Ltd (or Its Nominee)                     Management  For           Voted - For
2a  Ratification of Share Issue to Deutsche Bank Ag (or
    Its Nominee)                                        Management  For           Voted - For
2b  Approval of Share Issue to Deutsche Bank Ag (or Its
    Nominee)                                            Management  For           Voted - For
Meeting Date: 31-May-13   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 1 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (1), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - Against
2   Re-election of Mr Craig Readhead As A Director      Management  For           Voted - For
Meeting Date: 07-Jun-13   Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    194902 Due to Postponement-of the Meeting Date from
    31 May 2013 to 07 Jun 2013 and Change in Record
    Date-from 29 May 2013 to 05 Jun 2013 and Deletion
    of Resolution. All Votes Receive-d on the Previous
    Meeting Will be Disregarded and You Will Need to
    Reinstruct-on This Meeting Notice. Thank You.       Non-Voting                Non-Voting
1   Re-election of Mr Craig Readhead As A Director      Management  For           Voted - For
GS YUASA CORPORATION
CUSIP: J1770L109
Meeting Date: 27-Jun-13   Meeting Type: Annual General Meeting
1   Approve Appropriation of Surplus                    Management  For           Voted - For
2   Amend Articles To: Expand Business Lines, Reduce
    Term of Office of Directors to One Year             Management  For           Voted - For
3.1 Appoint A Director                                  Management  For           Voted - For
3.2 Appoint A Director                                  Management  For           Voted - For
3.3 Appoint A Director                                  Management  For           Voted - For
3.4 Appoint A Director                                  Management  For           Voted - For
3.5 Appoint A Director                                  Management  For           Voted - For
3.6 Appoint A Director                                  Management  For           Voted - For
3.7 Appoint A Director                                  Management  For           Voted - For


691




                        GLOBAL X LITHIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.8  Appoint A Director                                 Management  For           Voted - For
3.9  Appoint A Director                                 Management  For           Voted - For
3.10 Appoint A Director                                 Management  For           Voted - For
3.11 Appoint A Director                                 Management  For           Voted - For
4.1  Appoint A Corporate Auditor                        Management  For           Voted - For
4.2  Appoint A Corporate Auditor                        Management  For           Voted - Against
4.3  Appoint A Corporate Auditor                        Management  For           Voted - Against
4.4  Appoint A Corporate Auditor                        Management  For           Voted - For
5    Appoint A Substitute Corporate Auditor             Management  For           Voted - Against
6    Approve Adoption of Anti-takeover Defense Measures Management  For           Voted - Against
LG CHEM LTD, SEOUL
CUSIP: Y52758102
Meeting Date: 15-Mar-13 Meeting Type: Annual General Meeting
1    Approval of Financial Statements. (expected
     Dividend: Ordinary Share: Krw 4000 Per Shs
     Preferred Share : Krw 4050 Per Shs)                Management  For           Voted - For
2    Election of Director Bak Il Jin, Nam Gi Myeong, O
     Seung Mo                                           Management  For           Voted - For
3    Election of Audit Committee Member Nam Gi Myeong ,
     O Seung Mo                                         Management  For           Voted - For
4    Approval of Remuneration for Director              Management  For           Voted - For
LITHIUM AMERICAS CORP, TORONTO ON
CUSIP: 536800105
Meeting Date: 11-Jul-12 Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'abstain' For-all Resolutions. Thank
     You.                                               Non-Voting                Non-Voting
1.1  Election of Director: Waldo Perez                  Management  For           Voted - For
1.2  Election of Director: David D'onofrio              Management  For           Voted - For
1.3  Election of Director: W. Thomas Hodgson            Management  For           Voted - For
1.4  Election of Director: John Kanellitsas             Management  For           Voted - For
1.5  Election of Director: C. Karayannopoulos           Management  For           Voted - For
1.6  Election of Director: Franco Mignacco              Management  For           Voted - For
1.7  Election of Director: George E. Pirie              Management  For           Voted - For
1.8  Election of Director: Douglas Reeson               Management  For           Voted - For
2    The Resolution Appointing Deloitte & Touche LLP,
     Chartered Accountants, As the Auditors of the
     Corporation for the Ensuing Year and Authorizing
     the Directors of the Corporation to Fix Their
     Remuneration                                       Management  For           Voted - Against
Meeting Date: 25-Jun-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'abstain'- Only for Resolution
     Numbers "1.a to 1.h and 2". Thank You.             Non-Voting                Non-Voting
1.a  Election of Director: David D'onofrio              Management  For           Voted - For
1.b  Election of Director: Paul Fornazzari              Management  For           Voted - For
                                                        692





                        GLOBAL X LITHIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.c Election of Director: W. Thomas Hodgson             Management  For           Voted - For
1.d Election of Director: John Kanellitsas              Management  For           Voted - For
1.e Election of Director: Constantine Karayannopoulos   Management  For           Voted - For
1.f Election of Director: Franco Mignacco               Management  For           Voted - For
1.g Election of Director: George E. Pirie               Management  For           Voted - For
1.h Election of Director: Douglas Reeson                Management  For           Voted - For
2   The Resolution Appointing Deloitte & Touche LLP,
    Chartered Accountants, As the Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors of the Corporation to Fix Their
    Remuneration                                        Management  For           Voted - For
3   At the Discretion of the Said Proxy Holder, to Vote
    Upon Any Amendments to Or Variations of the Above
    Matters Or Any Other Matter That May be Properly
    Brought Before the Said Meeting Or Any Adjournment
    Thereof                                             Management  For           Voted - Against
OROCOBRE LTD
CUSIP: Q7142R106
Meeting Date: 30-Nov-12 Meeting Type: Annual General Meeting
1   Directors Remuneration Report                       Management  For           Voted - For
2   Re-election of Mr John Gibson As A Director         Management  For           Voted - For
3   Re-election of Mr Courtney Pratt As A Director      Management  For           Voted - For
4   Appointment of Auditor: Ernst & Young               Management  For           Voted - For
5   Non-executive Directors Remuneration                Management  For           Voted - For
6   Approval of the Orocobre Limited Performance Rights
    and Option Plan                                     Management  For           Voted - For
7   Grant of Performance Rights and Options to the
    Managing Director, Mr Richard Seville               Management  For           Voted - For
8   Approval of Managing Director Termination Payment   Management  For           Voted - For
    Voting Exclusions Apply to This Meeting for
    Proposals 1,5,6,7 and 8 Votes Cast-by Any
    Individual Or Related Party Who Benefit from the
    Passing of the Propos-al/s Will be Disregarded by
    the Company. Hence, If You Have Obtained Benefit
    O-r Expect to Obtain Future Benefit You Should Not
    Vote (or Vote "abstain") on T-he Relevant Proposal
    Items. by Doing So, You Acknowledge That You Have
    Obtaine-d Benefit Or Expect to Obtain Benefit by
    the Passing of the Relevant Proposal/-s. by Voting
    (for Or Against) on Proposal (1,5,6,7 and 8), You
    Acknowledge Tha-t You Have Not Obtained Benefit
    Neither Expect to Obtain Benefit by the Passin-g of
    the Relevant Proposal/s and You Comply with the
    Voting Exclusion.                                   Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment and R-eceipt of Auditor Name.
    If You Have Already Sent in Your Votes, Please Do
    Not-return This Proxy Form Unless You Decide to
    Amend Your Original Instructions.-thank You.        Non-Voting                Non-Voting
                                                        693





                        GLOBAL X LITHIUM ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
REED RESOURCES LTD
CUSIP: Q80514104
Meeting Date: 29-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3 and 4 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (3 and 4), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Re-election of Luke Tonkin As Director               Management  For           Voted - For
2   Re-election of Chris Reed As Director                Management  For           Voted - For
3   Adoption of Remuneration Report                      Management  For           Voted - For
4   Ratification of Share Placement                      Management  For           Voted - For
ROCKWOOD HOLDINGS, INC.
CUSIP: 774415103 TICKER: ROC
Meeting Date: 21-May-13 Meeting Type: Annual
1   Director                                             Management
1   Seifi Ghasemi                                        Management  For           Voted - For
2   Sheldon Erikson                                      Management  For           Voted - For
2   To Ratify the Appointment of Deloitte & Touche LLP
    As Rockwood's Independent Registered Public
    Accounting Firm for Its Fiscal Year Ending December
    31, 2013.                                            Management  For           Voted - For
3   To Approve A Stockholder Proposal Relating to the
    Vote Required to Elect Directors.                    Shareholder Against       Voted - For
SAFT GROUPE, BAGNOLET
CUSIP: F7758P107
Meeting Date: 07-May-13 Meeting Type: MIX
    The Following Applies to Non- Resident Shareowners
    Only: Proxy Cards: Voting-instructions Will be
    Forwarded to the Global Custodians on the Vote
    Deadline-date. in Capacity As Registered
    Intermediary, the Global Custodians Will Sign-the
    Proxy Cards and Forward Them to the Local
    Custodian. If You Request More-information, Please
    Contact Your Client Representative                   Non-Voting                Non-Voting
    Please Note That Important Additional Meeting
    Information is Available by Clic-king on the
    Material Url Links: Https://balo.journal-
    Officiel.gouv.fr/pdf/2013-
                                                         694





                          GLOBAL X LITHIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    /0327/201303271300922.pdf. This is A Revision Due
    to Receipt of Additional Url-link:
    Http://www.journal-
    Officiel.gouv.fr//pdf/2013/0417/201304171301354
    .pdf.-if You Have Already Sent in Your Votes,
    Please Do Not Return This Proxy Form-unless You
    Decide to Amend Your Original Instructions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note in the French Market That the Only
    Valid Vote Options are "for"-and "against" A Vote
    of "abstain" Will be Treated As an "against" Vote.  Non-Voting                Non-Voting
O.1 Approval of the Annual Corporate Financial
    Statements for the Financial Year Ended December
    31, 2012                                            Management  For           Voted - For
O.2 Approval of the Consolidated Financial Statements
    for the Financial Year Ended December 31, 2012      Management  For           Voted - For
O.3 Allocation of Income for the Financial Year and
    Distribution of the Regular Dividend at Eur 0.75
    Per Share and Determining the Date of Payment       Management  For           Voted - For
O.4 Option Offered to Shareholders to Pay the Dividend
    in Shares                                           Management  For           Voted - For
O.5 Authorization to be Granted to the Executive Board
    to Trade in Company's Shares Under A Liquidity
    Contract                                            Management  For           Voted - For
O.6 Authorization to be Granted to the Executive Board
    to Trade in Company's Shares Outside of A Liquidity
    Contract in Order to Cancel Them, If Applicable     Management  For           Voted - For
O.7 Renewal of Term of Mr. Yann Duchesne As Supervisory
    Board Member                                        Management  For           Voted - For
O.8 Renewal of Term of Mr. Ghislain Lescuyer As
    Supervisory Board Member                            Management  For           Voted - For
O.9 Renewal of Term of Mrs. Charlotte Garnier- Peugeot
    As Supervisory Board Member                         Management  For           Voted - For
O.10 Setting the Total Annual Amount of Attendance
    Allowances Allocated to Supervisory Board Members
    for the Financial Year 2013                         Management  For           Voted - For
O.11 Regulated Agreements                               Management  For           Voted - For
E.12 Authorization to be Granted to the Executive Board
    to Reduce Share Capital by Cancellation of Treasury
    Shares                                              Management  For           Voted - For
O.13 Powers to Carry Out All Legal Formalities          Management  For           Voted - For
SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.
CUSIP: 833635105 TICKER: SQM
Meeting Date: 25-Apr-13   Meeting Type: Annual
1   Sqm's Balance Sheet, Audited Financial Statements,
    Annual Report, Accounting Inspectors Report, and
    External Auditors' Report for the Business Year
    Ended December 31, 2012.                            Management  For           Voted - For
2   Appointment of the External Auditing Company and
    Accounting Inspectors for the 2013 Business Year.   Management  For           Voted - For


695




                        GLOBAL X LITHIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Operations Referred to in Title Xvi of Law 18,046
    ("law of Corporations" of Chile).                   Management  For           Voted - For
4   Investment and Financing Policies.                  Management  For           Voted - For
5   Net Income for the 2012 Business Year, Distribution
    of Final Dividend and Future Dividend Policy.       Management  For           Voted - For
6   Board of Director Expenditures for the 2012
    Business Year.                                      Management  For           Voted - For
7   Elections and Compensation for the Members of the
    Board.                                              Management  For           Abstain
8   Matters Related to the Directors, Audit and Health,
    Safety and Environment Committees.                  Management  For           Abstain
9   Other Corresponding Matters in Accordance with the
    Law.                                                Management  For           Voted - Against
TALISON LITHIUM LTD, PERTH WA
CUSIP: Q88128105
Meeting Date: 13-Dec-12 Meeting Type: Scheme Meeting
    Please Note That This is an Amendment to Meeting Id
    138590 Due to Receipt of P-ast Record Date. All
    Votes Received on the Previous Meeting Will be
    Disregarde-d and You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
1   That, Pursuant to and in Accordance with the
    Provisions of Section 411 of the Corporations Act,
    Talison Shareholders Approve the Arrangement
    Proposed Between Talison Lithium Limited and the
    Holders of Its Fully Paid Ordinary Shares,
    Designated the "share Scheme", As Contained in and
    More Particularly Described in This Scheme Booklet
    Accompanying the Notice Convening This Meeting
    (with Or Without Any Modifications Or Conditions
    Approved by the Court to Which Talison Lithium
    Limited Agrees) And, Subject to Approval of the
    Share Scheme by the Court, the Talison Board is
    Authorised to Implement the Share Scheme with Any
    Such Modifications Or Conditions                    Management  For           Abstain
    Please Note That This is A Revision Due to Change
    in Meeting Date from 29 Nov-2012 to 13 Dec 2012. If
    You Have Already Sent in Your Votes, Please Do Not
    Ret-urn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Tha-nk You.             Non-Voting                Non-Voting
Meeting Date: 31-Jan-13 Meeting Type: Annual General Meeting
1   Re-election of Mr. Peter Oliver As A Director of
    the Company                                         Management  For           Voted - For
2   Re-election of Mr. Peter Robinson As A Director of
    the Company                                         Management  For           Voted - For
3   Re-election of Mr. Ronnie Beevor As A Director of
    the Company                                         Management  For           Voted - For
4   Election of Mr Christopher Corbett As A Director of
    the Company                                         Management  For           Voted - For
5   Re-election of Mr. Mark Smith As A Director of the
    Company                                             Management  For           Voted - Against


696




                        GLOBAL X LITHIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Re-election of Mr. David Shaw As A Director of the
    Company                                             Management  For           Voted - Against
7   Re-election of Mr. Frank Wheatley As A Director of
    the Company                                         Management  For           Voted - For
Meeting Date: 27-Feb-13 Meeting Type: Scheme Meeting
    Please Note That Resolution 1 is to be Approved by
    Disinterested- Shareholders. Thank You              Non-Voting                Non-Voting
1   That, Pursuant to and in Accordance with the
    Provisions of Section 411 of the Corporations Act,
    Talison Optionholders Approve the Arrangement
    Proposed Between Talison Lithium Limited and the
    Holders of Its Options, Designated the ''option
    Scheme'', As Contained in and More Particularly
    Described in the Scheme Booklet Accompanying the
    Notice Convening This Meeting (with Or Without Any
    Modifications Or Conditions Approved at This
    Meeting Or Approved by the Federal Court of
    Australia After This Meeting, and to Which Talison
    Lithium Limited and Windfield Holdings Pty Ltd
    Agree) And, Subject to Approval of the Option
    Scheme by the Court, the Talison Board is
    Authorised to Implement the Option Scheme with Any
    Such Modifications Or Conditions                    Management  For           Voted - For
    Please Note That Resolution 1 is to be Approved by
    Disinterested Shareholders.-thank You               Non-Voting                Non-Voting
1   That, Pursuant to and in Accordance with the
    Provisions of Section 411 of the Corporations Act,
    the Arrangement Proposed Between Talison Lithium
    Limited and the Holders of Its Fully Paid Ordinary
    Shares (other Than Certain Excluded Shareholders),
    Designated the ''share Scheme'', As Contained in
    and More Particularly Described in the Scheme
    Booklet Accompanying the Notice Convening This
    Meeting (with Or Without Any Modifications Or
    Conditions Approved at This Meeting Or Approved by
    the Federal Court of Australia After This Meeting,
    and to Which Talison Lithium Limited and Windfield
    Holdings Pty Ltd Agree) is Approved And, Subject to
    Approval of the Share Scheme by the Court, the
    Talison Board is Authorised to Implement the Share
    Scheme with Any Such Modifications Or Conditions    Management  For           Voted - For
    Voting Exclusions Apply to This Meeting for
    Proposal 1 Votes Cast by Any Indiv-idual Or Related
    Party Who Benefit from the Passing of the Proposal
    Will be Di-sregarded by the Company. Hence, If You
    Have Obtained Benefit Or Expect to Obt-ain Future
    Benefit You Should Not Vote (or Vote "abstain") on
    the Relevant Pro-posal Items. by Doing So, You
    Acknowledge That You Have Obtained Benefit Or Ex-
    Pect to Obtain Benefit by the Passing of the
    Relevant Proposal. by Voting (for-or Against) on
    Proposal (1), You Acknowledge That You Have Not
    Obtained Benef-it Neither Expect to Obtain Benefit
    by the Passing of the Relevant Proposal/s-and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
                                                        697





                         GLOBAL X LITHIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ULTRALIFE CORPORATION
CUSIP: 903899102 TICKER: ULBI
Meeting Date: 04-Jun-13  Meeting Type: Annual
1   Director                                            Management
1   Steven M. Anderson                                  Management  For           Voted - For
2   Michael D. Popielec                                 Management  For           Voted - For
3   Thomas L. Saeli                                     Management  For           Voted - For
4   Robert W. Shaw II                                   Management  For           Voted - For
5   Ranjit C. Singh                                     Management  For           Voted - For
6   Bradford T. Whitmore                                Management  For           Voted - For
2   To Ratify the Selection of Bonadio & Co., LLP As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending December 31, 2013.       Management  For           Voted - For
3   To Approve an Amendment to our Amended and Restated
    2004 Long-term Incentive Plan, As Amended, Which
    Does Not Change the Total Shares Available But
    Which Does Include an Increase in the Number of
    Shares That Can be Issued Pursuant to Awards Other
    Than Stock Options and Stock Appreciation Rights,
    All As More Fully Described in the Proxy Statement. Management  For           Voted - For
4   To Ratify the Grants of Stock Awards in Excess of
    the Previous 200,000-share Limitation Set Forth in
    our Amended and Restated 2004 Long- Term Incentive
    Plan, As Amended.                                   Management  For           Voted - For


698




                              GLOBAL X MLP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
BUCKEYE PARTNERS, L.P.
CUSIP: 118230101 TICKER: BPL
Meeting Date: 04-Jun-13       Meeting Type: Annual
1   Director                                            Management
1   Oliver G. Richard, III                              Management  For           Voted - For
2   Clark C. Smith                                      Management  For           Voted - For
3   Frank S. Sowinski                                   Management  For           Voted - For
2   The Approval of the Buckeye Partners, L.p. 2013
    Long-term Incentive Plan.                           Management  For           Voted - For
3   The Ratification of the Selection of Deloitte &
    Touche LLP As Buckeye Partners, L.p.'s Independent
    Registered Public Accountants for 2013.             Management  For           Voted - For
MAGELLAN MIDSTREAM PARTNERS,L.P.
CUSIP: 559080106 TICKER: MMP
Meeting Date: 25-Apr-13       Meeting Type: Annual
1   Director                                            Management
1   Walter R. Arnheim                                   Management  For           Voted - For
2   Patrick C. Eilers                                   Management  For           Voted - For
2   Advisory Resolution to Approve Executive
    Compensation                                        Management  For           Voted - For
3   Ratification of Appointment of Independent Auditor  Management  For           Voted - For
MARKWEST ENERGY PARTNERS LP
CUSIP: 570759100 TICKER: MWE
Meeting Date: 29-May-13       Meeting Type: Annual
1   Director                                            Management
1   Frank M. Semple                                     Management  For           Voted - For
2   Donald D. Wolf                                      Management  For           Voted - For
3   Keith E. Bailey                                     Management  For           Voted - For
4   Michael L. Beatty                                   Management  For           Voted - For
5   Charles K. Dempster                                 Management  For           Voted - For
6   Donald C. Heppermann                                Management  For           Voted - For
7   Randall J. Larson                                   Management  For           Voted - For
8   Anne E. Fox Mounsey                                 Management  For           Voted - For
9   William P. Nicoletti                                Management  For           Voted - For
2   Ratification of Deloitte & Touche LLP As the
    Partnership's Independent Registered Public
    Accountants for the Fiscal Year Ending December 31,
    2013.                                               Management  For           Voted - For
PVR PARTNERS, L.P.
CUSIP: 693665101 TICKER: PVR
Meeting Date: 05-Jun-13       Meeting Type: Annual
1   Director                                            Management
1   Robert J. Hall                                      Management  For           Voted - For
                                                        699





    GLOBAL X MLP ETF
PROPOSAL                                         PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Marsha R. Perelman                           Management  For           Voted - For
2   To Approve the Advisory Resolution Approving
    Executive Compensation                       Management  For           Voted - For
3   To Ratify the Appointment of KPMG LLP As the
    Partnership's Independent Registered Public
    Accounting Firm for the 2013 Fiscal Year     Management  For           Voted - For


700




                         GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
A. SCHULMAN, INC.
CUSIP: 808194104 TICKER: SHLM
Meeting Date: 13-Dec-12  Meeting Type: Annual
1   Director                                           Management
1   Eugene R. Allspach                                 Management  For           Voted - For
2   Gregory T. Barmore                                 Management  For           Voted - For
3   David G. Birney                                    Management  For           Voted - For
4   Howard R. Curd                                     Management  For           Voted - For
5   Joseph M. Gingo                                    Management  For           Voted - For
6   Michael A. Mcmanus, Jr.                            Management  For           Voted - For
7   Lee D. Meyer                                       Management  For           Voted - For
8   James A. Mitarotonda                               Management  For           Voted - For
9   Ernest J. Novak, Jr.                               Management  For           Voted - For
10  Dr. Irvin D. Reid                                  Management  For           Voted - For
11  John B. Yasinsky                                   Management  For           Voted - For
2   The Ratification of the Appointment of
    PricewaterhouseCoopers LLP As A. Schulman's
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending August 31, 2013.            Management  For           Voted - For
3   To Approve, on an Advisory Basis, the Proposal
    Regarding A. Schulman's Executive Compensation.    Management  For           Voted - For
ABIOMED, INC.
CUSIP: 003654100 TICKER: ABMD
Meeting Date: 08-Aug-12  Meeting Type: Annual
1   Director                                           Management
1   Louis E. Lataif                                    Management  For           Voted - For
2   Henri A. Termeer                                   Management  For           Voted - For
2   Approval on an Advisory Basis, the Compensation of
    the Named Executive Officers                       Management  For           Voted - For
3   Approval of Amendment to 2008 Stock Incentive Plan Management  For           Voted - Against
4   Approval of Amendment to 1988 Employee Stock
    Purchase Plan                                      Management  For           Voted - For
5   Ratification of Appointment of Independent
    Registered Public Accounting Firm                  Management  For           Voted - For
ACXIOM CORPORATION
CUSIP: 005125109 TICKER: ACXM
Meeting Date: 16-Aug-12  Meeting Type: Annual
1.1 Election of Director: John L. Battelle             Management  For           Voted - For
1.2 Election of Director: Ann Die Hasselmo             Management  For           Voted - For
1.3 Election of Director: William J. Henderson         Management  For           Voted - For
2   Advisory (non-binding) Vote to Approve the
    Compensation of Acxiom Corporation's Named
    Executive Officers                                 Management  For           Voted - For
3   Ratification of KPMG LLP As Independent Registered
    Public Accountant                                  Management  For           Voted - For


701




                         GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AEROVIRONMENT, INC.
CUSIP: 008073108 TICKER: AVAV
Meeting Date: 04-Oct-12  Meeting Type: Annual
1   Director                                            Management
1   Timothy E. Conver                                   Management  For           Voted - For
2   Arnold L. Fishman                                   Management  For           Voted - For
2   To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm.                                               Management  For           Voted - For
ALKERMES PLC
CUSIP: G01767105 TICKER: ALKS
Meeting Date: 01-Aug-12  Meeting Type: Annual
1   Director                                            Management
1   Floyd E. Bloom                                      Management  For           Voted - For
2   Geraldine A. Henwood                                Management  For           Voted - For
2   To Approve an Amendment to the Alkermes PLC 2011
    Stock Option and Incentive Plan to Increase the
    Shares Available for Issuance from 8,350,000 to
    12,550,000.                                         Management  For           Voted - Against
3   To Hold A Non-binding Advisory Vote to Approve the
    Compensation of our Named Executive Officers.       Management  For           Voted - Against
4   To Hold A Non-binding Advisory Vote on the
    Frequency of Future Advisory Votes on Executive
    Compensation.                                       Management  1 Year        Voted - 1 Year
5   To Authorize Holding the 2013 Annual General
    Meeting of Shareholders of the Company at A
    Location Outside of Ireland.                        Management  For           Voted - For
6   To Appoint PricewaterhouseCoopers As the
    Independent Auditors of the Company and to
    Authorize the Audit and Risk Committee of the Board
    of Directors to Set the Auditor's Remuneration.     Management  For           Voted - For
ARIBA, INC.
CUSIP: 04033V203 TICKER: ARBA
Meeting Date: 29-Aug-12  Meeting Type: Special
1   To Adopt the Agreement and Plan of Merger, Dated As
    of May 22, 2012, by and Among Sap America, Inc., A
    Delaware Corporation (sap), Angel Expansion
    Corporation, A Delaware Corporation and
    Wholly-owned Subsidiary of Sap, and Ariba, As Such
    Agreement May be Amended from Time to Time.         Management  For           Voted - For
2   To Approve, on A Non-binding Advisory Basis, the
    Compensation to be Paid to Ariba's Named Executive
    Officers That is Based on Or Otherwise Relates to
    the Merger, Including the Agreements and
    Understandings with Ariba Pursuant to Which Such
    Compensation May be Paid Or Become Payable.         Management  For           Voted - For
3   To Approve the Adjournment of the Special Meeting
    to A Later Date, If the Chairman of the Special


702




                        GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Meeting Determines That It is Necessary Or
    Appropriate and is Permitted by the Merger
    Agreement, to Solicit Additional Proxies If There
    is Not A Quorum Present Or There are Not Sufficient
    Votes in Favor of Adoption of the Merger Agreement
    at the Time of the Meeting.                         Management  For           Voted - For
ARUBA NETWORKS, INC.
CUSIP: 043176106 TICKER: ARUN
Meeting Date: 29-Nov-12 Meeting Type: Annual
1   Director                                            Management
1   Dominic P. Orr                                      Management  For           Vote Withheld
2   Keerti Melkote                                      Management  For           Voted - For
3   Bernard Guidon                                      Management  For           Voted - For
4   Emmanuel Hernandez                                  Management  For           Voted - For
5   Michael R. Kourey                                   Management  For           Voted - For
6   Willem P. Roelandts                                 Management  For           Voted - For
7   Juergen Rottler                                     Management  For           Voted - For
8   Daniel Warmenhoven                                  Management  For           Voted - For
2   Ratification of the Appointment of
    PricewaterhouseCoopers LLP As the Company's
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending July 31, 2013.               Management  For           Voted - For
3   Approval, on A Non-binding, Advisory Basis, of the
    Compensation of the Company's Named Executive
    Officers.                                           Management  For           Voted - For
ASCENA RETAIL GROUP, INC.
CUSIP: 04351G101 TICKER: ASNA
Meeting Date: 11-Dec-12 Meeting Type: Annual
1   Director                                            Management
1   John Usdan                                          Management  For           Voted - For
2   Randy L. Pearce                                     Management  For           Voted - For
2   Proposal to Approve, by Non-binding Vote, the
    Compensation Paid to the Company's Named Executive
    Officers During Fiscal 2012.                        Management  For           Voted - For
3   Proposal to Approve the Amendment and Restatement
    of the Company's 2010 Stock Incentive Plan, As
    Amended.                                            Management  For           Voted - Against
4   Proposal to Ratify Deloitte & Touche LLP As the
    Company's Independent Registered Public Accounting
    Firm for Fiscal Year Ending July 27, 2013.          Management  For           Voted - For
ASML HOLDINGS N.V.
CUSIP: N07059186 TICKER: ASML
Meeting Date: 07-Sep-12 Meeting Type: Special
3A. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company in
                                                        703





    GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Connection with the Customer Co- Investment
    Program, Subject to Supervisory Board Approval, Up
    to 25% of the Issued Share Capital of the Company
    at the Annual General Meeting of Shareholders (the
    "agm") Held on 25 April 2012, from 7 September 2012
    Through 31 July 2013.                               Management  For           Voted - For
3B. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude, Subject to
    Supervisory Board Approval, the Pre-emption Rights
    Accruing to Shareholders in Connection with the
    Issue of Shares Or Rights to Subscribe for Shares
    As Described Under (a) from 7 September 2012
    Through 31 July 2013.                               Management  For           Voted - For
4A. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part I) to Create A Specific Share
    Class (ordinary Shares M) for the Participants to
    the Customer Co- Investment Program. Upon the First
    Amendment of the Articles of Association of the
    Company the Ordinary Shares to be Held for the
    Benefit of the Participants to the Customer
    Co-investment Program Will be Converted Into
    Ordinary Shares M and All Other Ordinary Shares
    Will be Converted Into Ordinary Shares A.           Management  For           Voted - For
4B. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part II) to Increase the Par Value Per
    Ordinary Share A by an Amount to be Determined by
    the Board of Management of at Least Eur 5.97 Per
    Share and at Most Eur 12 Per Share at the Expense
    of the Share Premium Reserve.                       Management  For           Voted - For
4C. Proposal to Resolve to Reduce the Issued Capital by
    an Amount at Least Equal to the Aggregate Amount to
    be Paid by the Participants to the Customer
    Co-investment Program for Their Shares, Being an
    Amount No Less Than Eur 2,513,447,071.07 and No
    More Than Eur 5,000,000,000 by Decreasing the
    Nominal Value of the Ordinary Shares A by an Amount
    to be Determined by the Board of Management of at
    Least Eur 5.99 Per Share and at Most Eur 12 Per
    Share, All As More Fully Described in the Proxy
    Statement.                                          Management  For           Voted - For
4D. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part IV) to Consolidate the Ordinary
    Shares A at an Exchange Ratio to be Determined by
    the Board of Management. the Exchange Ratio Will
    Depend on the Percentage of New Shares to be Issued
    to the Participants to the Customer Co-investment
    Program, All As More Fully Described in the Proxy
    Statement.                                          Management  For           Voted - For
4E. Proposal to Resolve to Amend the Articles of
    Association in Accordance with the Draft Deed of


704




    GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Amendment to the Articles of Association (part V)
    to Delete the Share Class M for Participants to the
    Customer Co-investment Program and Share Class A
    for the Other Shareholders. the Ordinary Shares M
    and Ordinary Shares A Shall be Converted Into
    Ordinary Shares Without A Specific Letter Mark
    Attached to It.                                     Management  For           Voted - For
5   Authorization to Execute the Deeds of Amendment
    Proposal to Resolve to Authorize Each Director of
    the Company As Well As Any and All Lawyers and
    Paralegals Practicing with De Brauw Blackstone
    Westbroek N.v. to Execute the Notarial Deeds of
    Amendment to the Articles of Association.           Management  For           Voted - For
6A. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company, Subject
    to Supervisory Board Approval, Limited to 5% of the
    Issued Share Capital at 25 April 2012 from 7
    September 2012 Through 25 October                   Management  For           Voted - For
6B. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude the Pre-emption
    Rights Accruing to Shareholders in Connection with
    the Issue of Shares Or Rights to Subscribe for
    Shares As Described Under (a), Subject to Approval
    of the Supervisory Board, for A Period from 7
    September 2012 Through 25 October 2013. Provided
    That the General Meeting of Shareholders Grants
    This New Authorization, the Corresponding
    Authorization Granted at the Agm Held on 25 April
    2012 Will Cease to Apply to the Extent Not Already
    Used.                                               Management  For           Voted - For
6C. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company, Subject
    to Supervisory Board Approval, Limited to 5% of the
    Issued Share Capital at 25 April 2012, Which 5% Can
    Only be Used in Connection with Or on the Occasion
    of Mergers, Acquisitions And/or (strategic)
    Alliances, for A Period from 7 September 2012
    Through 25 October 2013, All As More Fully
    Described in the Proxy Statement.                   Management  For           Voted - For
6D. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude the Pre-emption
    Rights Accruing to Shareholders in Connection with
    the Issue of Shares Or Rights to Subscribe for
    Shares As Described Under (c), Subject to Approval
    of the Supervisory Board, for A Period from 7
    September 2012 Through 25 October 2013. Provided
    That the General Meeting of Shareholders Grants
    This New Authorization, the Corresponding
    Authorization Granted at the Agm Held on 25 April
    2012 Will Cease to Apply to the Extent Not Already
    Used.                                               Management  For           Voted - For
3A. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company in


705




    GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Connection with the Customer Co- Investment
    Program, Subject to Supervisory Board Approval, Up
    to 25% of the Issued Share Capital of the Company
    at the Annual General Meeting of Shareholders (the
    "agm") Held on 25 April 2012, from 7 September 2012
    Through 31 July 2013.                               Management  For           Voted - For
3B. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude, Subject to
    Supervisory Board Approval, the Pre-emption Rights
    Accruing to Shareholders in Connection with the
    Issue of Shares Or Rights to Subscribe for Shares
    As Described Under (a) from 7 September 2012
    Through 31 July 2013.                               Management  For           Voted - For
4A. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part I) to Create A Specific Share
    Class (ordinary Shares M) for the Participants to
    the Customer Co- Investment Program. Upon the First
    Amendment of the Articles of Association of the
    Company the Ordinary Shares to be Held for the
    Benefit of the Participants to the Customer
    Co-investment Program Will be Converted Into
    Ordinary Shares M and All Other Ordinary Shares
    Will be Converted Into Ordinary Shares A.           Management  For           Voted - For
4B. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part II) to Increase the Par Value Per
    Ordinary Share A by an Amount to be Determined by
    the Board of Management of at Least Eur 5.97 Per
    Share and at Most Eur 12 Per Share at the Expense
    of the Share Premium Reserve.                       Management  For           Voted - For
4C. Proposal to Resolve to Reduce the Issued Capital by
    an Amount at Least Equal to the Aggregate Amount to
    be Paid by the Participants to the Customer
    Co-investment Program for Their Shares, Being an
    Amount No Less Than Eur 2,513,447,071.07 and No
    More Than Eur 5,000,000,000 by Decreasing the
    Nominal Value of the Ordinary Shares A by an Amount
    to be Determined by the Board of Management of at
    Least Eur 5.99 Per Share and at Most Eur 12 Per
    Share, All As More Fully Described in the Proxy
    Statement.                                          Management  For           Voted - For
4D. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part IV) to Consolidate the Ordinary
    Shares A at an Exchange Ratio to be Determined by
    the Board of Management. the Exchange Ratio Will
    Depend on the Percentage of New Shares to be Issued
    to the Participants to the Customer Co-investment
    Program, All As More Fully Described in the Proxy
    Statement.                                          Management  For           Voted - For
4E. Proposal to Resolve to Amend the Articles of
    Association in Accordance with the Draft Deed of


706




    GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Amendment to the Articles of Association (part V)
    to Delete the Share Class M for Participants to the
    Customer Co-investment Program and Share Class A
    for the Other Shareholders. the Ordinary Shares M
    and Ordinary Shares A Shall be Converted Into
    Ordinary Shares Without A Specific Letter Mark
    Attached to It.                                     Management  For           Voted - For
5   Authorization to Execute the Deeds of Amendment
    Proposal to Resolve to Authorize Each Director of
    the Company As Well As Any and All Lawyers and
    Paralegals Practicing with De Brauw Blackstone
    Westbroek N.v. to Execute the Notarial Deeds of
    Amendment to the Articles of Association.           Management  For           Voted - For
6A. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company, Subject
    to Supervisory Board Approval, Limited to 5% of the
    Issued Share Capital at 25 April 2012 from 7
    September 2012 Through 25 October                   Management  For           Voted - For
6B. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude the Pre-emption
    Rights Accruing to Shareholders in Connection with
    the Issue of Shares Or Rights to Subscribe for
    Shares As Described Under (a), Subject to Approval
    of the Supervisory Board, for A Period from 7
    September 2012 Through 25 October 2013. Provided
    That the General Meeting of Shareholders Grants
    This New Authorization, the Corresponding
    Authorization Granted at the Agm Held on 25 April
    2012 Will Cease to Apply to the Extent Not Already
    Used.                                               Management  For           Voted - For
6C. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company, Subject
    to Supervisory Board Approval, Limited to 5% of the
    Issued Share Capital at 25 April 2012, Which 5% Can
    Only be Used in Connection with Or on the Occasion
    of Mergers, Acquisitions And/or (strategic)
    Alliances, for A Period from 7 September 2012
    Through 25 October 2013, All As More Fully
    Described in the Proxy Statement.                   Management  For           Voted - For
6D. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude the Pre-emption
    Rights Accruing to Shareholders in Connection with
    the Issue of Shares Or Rights to Subscribe for
    Shares As Described Under (c), Subject to Approval
    of the Supervisory Board, for A Period from 7
    September 2012 Through 25 October 2013. Provided
    That the General Meeting of Shareholders Grants
    This New Authorization, the Corresponding
    Authorization Granted at the Agm Held on 25 April
    2012 Will Cease to Apply to the Extent Not Already
    Used.                                               Management  For           Voted - For


707




                         GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ASPEN TECHNOLOGY, INC.
CUSIP: 045327103 TICKER: AZPN
Meeting Date: 06-Dec-12  Meeting Type: Annual
1   Director                                            Management
1   Mark E. Fusco                                       Management  For           Voted - For
2   Gary E. Haroian                                     Management  For           Voted - For
2   Ratification of Selection of Independent Registered
    Public Accounting Firm                              Management  For           Voted - For
3   Advisory Vote on Executive Compensation             Management  For           Voted - For
BE AEROSPACE, INC.
CUSIP: 073302101 TICKER: BEAV
Meeting Date: 25-Jul-12  Meeting Type: Annual
1   Director                                            Management
1   Richard G. Hamermesh                                Management  For           Voted - For
2   Amin J. Khoury                                      Management  For           Voted - For
2   Say on Pay - an Advisory Vote on the Approval of
    Executive Compensation.                             Management  For           Voted - For
3   Proposal to Amend the Certificate of Incorporation
    to Change the Company Name to "b/e Aerospace, Inc." Management  For           Voted - For
4   Proposal to Ratify the Appointment of Deloitte &
    Touche LLP As the Company's Independent Registered
    Public Accounting Firm for the 2012 Fiscal Year.    Management  For           Voted - For
5   Proposal to Amend the be Aerospace, Inc. 2005
    Long-term Incentive Plan.                           Management  For           Voted - For
BEBE STORES, INC.
CUSIP: 075571109 TICKER: BEBE
Meeting Date: 22-Oct-12  Meeting Type: Annual
1   Director                                            Management
1   Manny Mashouf                                       Management  For           Voted - For
2   Barbara Bass                                        Management  For           Voted - For
3   Cynthia Cohen                                       Management  For           Voted - For
4   Corrado Federico                                    Management  For           Voted - For
5   Caden Wang                                          Management  For           Voted - For
2   To Ratify the Appointment of Deloitte and Touche
    LLP As our Independent Registered Public Accounting
    Firm for the Fiscal Year Ending July 6, 2013        Management  For           Voted - For
BRIGHTPOINT, INC.
CUSIP: 109473405 TICKER: CELL
Meeting Date: 19-Sep-12  Meeting Type: Special
1   To Approve the Agreement and Plan of Merger, Dated
    As of June 29, 2012 (the "merger Agreement"), by
    and Among the Company, Ingram Micro, Inc., A
    Delaware Corporation ("parent") and Merger Sub,
    Inc., and Indiana Corporation and Wholly- Owned


708




                        GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Subsidiary of Parent ("merger Sub"), All As More
    Fully Described in the Proxy Statement.             Management  For           Voted - For
2   To Approve, on A Non-binding, Advisory Basis, the
    Compensation That May be Paid Or Become Payable to
    the Company's Named Executive Officers That is
    Based on Or Otherwise Relates to the Merger.        Management  For           Voted - For
3   To Approve the Adjournment of the Special Meeting,
    If Necessary Or Appropriate, to Solicit Additional
    Proxies If There are Insufficient Votes at the Time
    of the Special Meeting to Approve the Merger
    Agreement.                                          Management  For           Voted - For
CASEY'S GENERAL STORES, INC.
CUSIP: 147528103 TICKER: CASY
Meeting Date: 14-Sep-12 Meeting Type: Annual
1   Director                                            Management
1   Kenneth H. Haynie                                   Management  For           Voted - For
2   William C. Kimball                                  Management  For           Voted - For
3   Richard A. Wilkey                                   Management  For           Voted - For
2   To Ratify the Appointment of KPMG LLP As the
    Independent Auditors of the Company for the Fiscal
    Year Ending April 30, 2013.                         Management  For           Voted - For
3   To Approve, on an Advisory Basis, the Compensation
    of our Named Executive Officers.                    Management  For           Voted - For
CENTURY ALUMINUM COMPANY
CUSIP: 156431108 TICKER: CENX
Meeting Date: 18-Sep-12 Meeting Type: Annual
1   Proposal to Adopt and Approve an Amendment to our
    Amended and Restated Certificate of Incorporation
    to Declassify our Board of Directors and Provide
    for the Annual Election of Directors.               Management  For           Voted - For
2   Proposal to Adopt and Approve an Amendment to our
    Amended and Restated Certificate of Incorporation
    Granting Stockholders Owning Not Less Than 10% of
    our Outstanding Common Stock the Right to Call A
    Special Meeting of Stockholders.                    Management  For           Voted - For
3   Director                                            Management
1   Jarl Berntzen                                       Management  For           Voted - For
4   Proposal to Ratify the Appointment of Deloitte &
    Touche LLP As the Company's Independent Registered
    Public Accounting Firm for the Fiscal Year Ending
    December 31, 2012.                                  Management  For           Voted - For
5   Proposal to Approve, on an Advisory Basis, A
    Resolution on the Compensation of our Named
    Executive Officers.                                 Management  For           Voted - For
                                                        709





                        GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
CINTAS CORPORATION
CUSIP: 172908105 TICKER: CTAS
Meeting Date: 16-Oct-12 Meeting Type: Annual
1A. Election of Director: Gerald S. Adolph             Management  For           Voted - For
1B. Election of Director: John F. Barrett              Management  For           Voted - For
1C. Election of Director: Melanie W. Barstad           Management  For           Voted - For
1D. Election of Director: Richard T. Farmer            Management  For           Voted - For
1E. Election of Director: Scott D. Farmer              Management  For           Voted - For
1F. Election of Director: James J. Johnson             Management  For           Voted - For
1G. Election of Director: Robert J. Kohlhepp           Management  For           Voted - For
1H. Election of Director: Joseph Scaminace             Management  For           Voted - For
1I. Election of Director: Ronald W. Tysoe              Management  For           Voted - For
2   Advisory Resolution to Approve Named Executive
    Officer Compensation.                              Management  For           Voted - For
3   Ratification of Ernst & Young LLP As our
    Independent Registered Public Accounting Firm for
    Fiscal Year 2013.                                  Management  For           Voted - For
CIRRUS LOGIC, INC.
CUSIP: 172755100 TICKER: CRUS
Meeting Date: 26-Jul-12 Meeting Type: Annual
1   Director                                           Management
1   John C. Carter                                     Management  For           Voted - For
2   Timothy R. Dehne                                   Management  For           Voted - For
3   Jason P. Rhode                                     Management  For           Voted - For
4   Alan R. Schuele                                    Management  For           Voted - For
5   William D. Sherman                                 Management  For           Voted - For
6   Susan Wang                                         Management  For           Voted - For
2   Ratification of the Appointment of Ernst & Young
    LLP As the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending March
    30, 2013.                                          Management  For           Voted - For
3   Advisory Vote to Approve Named Executive Officer
    Compensation.                                      Management  For           Voted - For
COMMVAULT SYSTEMS INC.
CUSIP: 204166102 TICKER: CVLT
Meeting Date: 22-Aug-12 Meeting Type: Annual
1   Director                                           Management
1   N. Robert Hammer                                   Management  For           Voted - For
2   Keith Geeslin                                      Management  For           Voted - For
3   Gary B. Smith                                      Management  For           Voted - For
2   Approve Appointment of Ernst & Young LLP As
    Independent Public Accountants for the Fiscal Year
    Ending March 31, 2013.                             Management  For           Voted - For
3   Approve, by Non-binding Vote, the Company's
    Executive Compensation.                            Management  For           Voted - For


710




                           GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
COMPUWARE CORPORATION
CUSIP: 205638109 TICKER: CPWR
Meeting Date: 28-Aug-12    Meeting Type: Annual
1   Director                                            Management
1   Dennis W. Archer                                    Management  For           Voted - For
2   Gurminder S. Bedi                                   Management  For           Voted - For
3   William O. Grabe                                    Management  For           Voted - For
4   Frederick A. Henderson                              Management  For           Voted - For
5   Peter Karmanos, Jr.                                 Management  For           Voted - For
6   Faye Alexander Nelson                               Management  For           Voted - For
7   Robert C. Paul                                      Management  For           Voted - For
8   Glenda D. Price                                     Management  For           Voted - For
9   W. James Prowse                                     Management  For           Voted - For
10  G. Scott Romney                                     Management  For           Voted - For
11  Ralph J. Szygenda                                   Management  For           Voted - For
2   A Non-binding Proposal to Ratify the Appointment of
    Deloitte & Touche LLP, our Independent Registered
    Public Accounting Firm, to Audit our Consolidated
    Financial Statements for the Fiscal Year Ending
    March 31, 2013.                                     Management  For           Voted - For
3   A Non-binding Proposal to Ratify the Rights
    Agreement, Dated October 25, 2000, As Amended on
    March 9, 2012.                                      Management  For           Voted - Against
4   A Proposal to Approve the Amendment to the Restated
    Articles of Incorporation to Adopt A Majority Vote
    Standard for the Election of Directors.             Management  For           Voted - For
5   A Non-binding Proposal to Approve the Compensation
    of the Company's Named Executive Officers.          Management  For           Voted - Against
COMSCORE, INC.
CUSIP: 20564W105 TICKER: SCOR
Meeting Date: 24-Jul-12    Meeting Type: Annual
1   Director                                            Management
1   William J. Henderson                                Management  For           Voted - For
2   Ronald J. Korn                                      Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP As
    the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2012.                                           Management  For           Voted - For
3   Advisory Vote to Approve Compensation Awarded to
    Named Executive Officers in 2011.                   Management  For           Voted - Against
COMVERSE TECHNOLOGY, INC.
CUSIP: 205862402 TICKER: CMVT
Meeting Date: 10-Oct-12    Meeting Type: Special
1   To Authorize the Distribution to Comverse
    Technology, Inc. Shareholders of 100% of the
    Outstanding Shares of Comverse, Inc. Common Stock.  Management  For           Voted - For


711




                        GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Approve the Comverse, Inc. 2012 Stock Incentive
    Compensation Plan.                                  Management  For           Voted - For
3   To Approve the Comverse, Inc. 2012 Annual
    Performance Bonus Plan.                             Management  For           Voted - For
4   To Approve A Contingent Amendment to Comverse
    Technology, Inc.'s Certificate of Incorporation to
    Effect A Reverse Stock Split of Issued and
    Outstanding Comverse Technology, Inc. Common Stock. Management  For           Voted - For
5   To Approve the Adjournment Or Postponement of the
    Special Meeting of Shareholders of Comverse
    Technology, Inc., If Necessary Or Appropriate, to
    Solicit Additional Proxies If There are Not
    Sufficient Votes at the Time of the Special Meeting
    to Authorize Or Approve the Foregoing Proposals.    Management  For           Voted - For
COPART, INC.
CUSIP: 217204106 TICKER: CPRT
Meeting Date: 05-Dec-12 Meeting Type: Annual
1   Director                                            Management
1   Willis J. Johnson                                   Management  For           Voted - For
2   A. Jayson Adair                                     Management  For           Voted - For
3   Matt Blunt                                          Management  For           Voted - For
4   Steven D. Cohan                                     Management  For           Voted - For
5   Daniel J. Englander                                 Management  For           Voted - For
6   James E. Meeks                                      Management  For           Voted - For
7   Vincent W. Mitz                                     Management  For           Voted - For
8   Thomas N. Tryforos                                  Management  For           Voted - For
2   Advisory (non-binding) Vote to Approve Executive
    Compensation for the Year Ended July 31, 2012 (say
    on Pay Vote).                                       Management  For           Voted - For
3   Ratify the Appointment of Ernst & Young LLP As our
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending July 31, 2013.               Management  For           Voted - For
CRACKER BARREL OLD COUNTRY STORE INC
CUSIP: 22410J106 TICKER: CBRL
Meeting Date: 15-Nov-12 Meeting Type: Contested-Annual
1   Director                                            Management
1   Thomas H. Barr                                      Management  For           Voted - For
2   James W. Bradford                                   Management  For           Voted - For
3   Sandra B. Cochran                                   Management  For           Voted - For
4   Glenn A. Davenport                                  Management  For           Voted - For
5   Richard J. Dobkin                                   Management  For           Voted - For
6   Norman E. Johnson                                   Management  For           Voted - For
7   William W. Mccarten                                 Management  For           Voted - For
8   Martha M. Mitchell                                  Management  For           Voted - For
9   Coleman H. Peterson                                 Management  For           Voted - For
10  Andrea M. Weiss                                     Management  For           Voted - For
2   To Approve the Company's Shareholder Rights Plan.   Management  For           Voted - Against


712




                            GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Approve, on an Advisory Basis, the Compensation
    of the Company's Named Executive Officers.          Management  For           Voted - For
4   To Ratify the Appointment of Deloitte & Touche LLP
    As the Company's Independent Registered Public
    Accounting Firm for the 2013 Fiscal Year.           Management  For           Voted - For
CREE, INC.
CUSIP: 225447101 TICKER: CREE
Meeting Date: 23-Oct-12     Meeting Type: Annual
1   Director                                            Management
1   Charles M. Swoboda                                  Management  For           Voted - For
2   Clyde R. Hosein                                     Management  For           Voted - For
3   Robert A. Ingram                                    Management  For           Voted - For
4   Franco Plastina                                     Management  For           Voted - For
5   Alan J. Ruud                                        Management  For           Voted - For
6   Robert L. Tillman                                   Management  For           Voted - For
7   Harvey A. Wagner                                    Management  For           Voted - For
8   Thomas H. Werner                                    Management  For           Voted - For
2   Approval of Amendment to the 2004 Long-term
    Incentive Compensation Plan.                        Management  For           Voted - For
3   Ratification of the Appointment of Ernst & Young
    LLP As Independent Auditors for the Fiscal Year
    Ending June 30, 2013.                               Management  For           Voted - For
4   Advisory (nonbinding) Vote to Approve Executive
    Compensation.                                       Management  For           Voted - For
CYBERONICS, INC.
CUSIP: 23251P102 TICKER: CYBX
Meeting Date: 19-Sep-12     Meeting Type: Annual
1   Director                                            Management
1   Guy C. Jackson                                      Management  For           Voted - For
2   Joseph E. Laptewicz, Jr                             Management  For           Voted - For
3   Daniel J. Moore                                     Management  For           Voted - For
4   Hugh M. Morrison                                    Management  For           Voted - For
5   Alfred J. Novak                                     Management  For           Voted - For
6   Arthur L. Rosenthal                                 Management  For           Voted - For
7   Jon T. Tremmel                                      Management  For           Voted - For
2   Proposal to Approve the Cyberonics, Inc. 2009 Stock
    Plan, As Amended to Increase the Maximum Number of
    Shares That Can be Issued Under the Plan by
    2,200,000 Shares.                                   Management  For           Voted - For
3   Proposal to Approve the Fiscal 2013 Executive Bonus
    Program.                                            Management  For           Voted - For
4   Proposal to Ratify the Selection of KPMG LLP As
    Cyberonics, Inc.'s Independent Registered Public
    Accounting Firm for the Fiscal Year Ending April
    26, 2013.                                           Management  For           Voted - For


713




                          GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Say on Pay - Proposal to Approve by Advisory Vote
    the Executive Compensation Described in the Proxy
    Statement.                                          Management  For           Voted - For
DRYSHIPS, INC.
CUSIP: Y2109Q101 TICKER: DRYS
Meeting Date: 01-Oct-12   Meeting Type: Annual
1   Director                                            Management
1   Evangelos Mytilinaios                               Management  For           Voted - For
2   George Xiradakis                                    Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young (hellas)
    Certified Auditors Accountants S.a., As Dryships
    Inc.'s Independent Auditors for the Fiscal Year
    Ending December 31, 2012.                           Management  For           Voted - For
EBIX, INC.
CUSIP: 278715206 TICKER: EBIX
Meeting Date: 13-Nov-12   Meeting Type: Annual
1   Director                                            Management
1   Hans U. Benz                                        Management  For           Voted - For
2   Pavan Bhalla                                        Management  For           Voted - For
3   Neil D. Eckert                                      Management  For           Voted - For
4   Rolf Herter                                         Management  For           Voted - For
5   Hans Ueli Keller                                    Management  For           Voted - For
6   Robin Raina                                         Management  For           Voted - For
2   To Ratify the Appointment of Cherry Bekaert &
    Holland, LLP As our Independent Registered Public
    Accounting Firm for the Year Ending December 31,
    2012.                                               Management  For           Voted - For
3   To Provide an Advisory Vote to Approve the 2011
    Compensation Paid to our Named Executive Officers.  Management  For           Voted - For
EDUCATION MANAGEMENT CORPORATION
CUSIP: 28140M103 TICKER: EDMC
Meeting Date: 02-Nov-12   Meeting Type: Annual
1   Director                                            Management
1   Edward H. West                                      Management  For           Vote Withheld
2   Mick J. Beekhuizen                                  Management  For           Vote Withheld
3   Samuel C. Cowley                                    Management  For           Voted - For
4   Adrian M. Jones                                     Management  For           Vote Withheld
5   Jeffrey T. Leeds                                    Management  For           Vote Withheld
6   John R. Mckernan, Jr.                               Management  For           Vote Withheld
7   Leo F. Mullin                                       Management  For           Vote Withheld
8   Brian A. Napack                                     Management  For           Vote Withheld
9   Todd S. Nelson                                      Management  For           Vote Withheld
10  Paul J. Salem                                       Management  For           Vote Withheld
11  Peter O. Wilde                                      Management  For           Vote Withheld


714




                          GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Ratification of Appointment of Ernst & Young LLP As
    Independent Registered Public Accounting Firm for
    Fiscal Year 2013.                                   Management  For           Voted - For
ENERGY XXI (BERMUDA) LIMITED
CUSIP: G10082140 TICKER: EXXI
Meeting Date: 06-Nov-12   Meeting Type: Annual
1   Director                                            Management
1   Paul Davison                                        Management  For           Voted - For
2   Hill Feinberg                                       Management  For           Voted - For
2   Approval of Uhy LLP As Independent Auditors for
    Fiscal Year Ending June 30, 2013 and to Authorize
    the Audit Committee of the Board of Directors to
    Set the Auditors' Remuneration.                     Management  For           Voted - For
FINISAR CORPORATION
CUSIP: 31787A507 TICKER: FNSR
Meeting Date: 03-Dec-12   Meeting Type: Annual
1   Director                                            Management
1   Michael C. Child                                    Management  For           Voted - For
2   Roger C. Ferguson                                   Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP As
    Finisar's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending April 30, 2013.     Management  For           Voted - For
3   To Vote on A Non-binding Advisory Resolution to
    Approve the Compensation of Finisar's Named
    Executive Officers.                                 Management  For           Voted - For
FINISH LINE, INC.
CUSIP: 317923100 TICKER: FINL
Meeting Date: 19-Jul-12   Meeting Type: Annual
1   Director                                            Management
1   Bill Kirkendall                                     Management  For           Voted - For
2   William P. Carmichael                               Management  For           Voted - For
3   Richard P. Crystal                                  Management  For           Voted - For
2   To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Company's Fiscal Year Ending March 2,
    2013.                                               Management  For           Voted - For
3   To Approve A Non-binding Advisory Resolution
    Approving the Compensation of the Company's Named
    Executive Officers.                                 Management  For           Voted - For
FRED'S, INC.
CUSIP: 356108100 TICKER: FRED
Meeting Date: 26-Jul-12   Meeting Type: Annual
1   Director                                            Management
1   Michael J. Hayes                                    Management  For           Voted - For
                                                        715





                          GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   John R. Eisenman                                     Management  For           Voted - For
3   Roger T. Knox                                        Management  For           Voted - For
4   Thomas H. Tashjian                                   Management  For           Voted - For
5   B. Mary Mcnabb                                       Management  For           Voted - For
6   Michael T. Mcmillan                                  Management  For           Voted - For
7   Bruce A. Efird                                       Management  For           Voted - For
8   Steven R. Fitzpatrick                                Management  For           Voted - For
2   Approval of Bdo Usa, LLP As Independent Registered
    Public Accounting Firm of the Company, As Described
    in the Proxy Statement.                              Management  For           Voted - For
3   Approval of the 2012 Long-term Incentive Plan.       Management  For           Voted - For
4   Advisory Vote on Executive Compensation.             Management  For           Voted - For
5   Approval of the Continued Use of the Shareholders
    Rights Plan.                                         Management  For           Voted - Against
6   Nomination of A Corporate Governance Expert to the
    Board of Directors.                                  Shareholder Against       Voted - For
GEN-PROBE INCORPORATED
CUSIP: 36866T103 TICKER: GPRO
Meeting Date: 31-Jul-12   Meeting Type: Special
1   Proposal to Adopt the Agreement and Plan of Merger
    by and Among Gen-probe Incorporated, Hologic, Inc.
    and Gold Acquisition Corp., As It May be Amended
    from Time to Time (the "agreement and Plan of
    Merger").                                            Management  For           Voted - For
2   Proposal to Adjourn the Special Meeting to A Later
    Date to Solicit Additional Proxies If There are
    Insufficient Votes to Approve Proposal 1 at the
    Time of the Special Meeting.                         Management  For           Voted - For
3   Proposal to Approve, on A Non- Binding Advisory
    Basis, Certain Compensation Arrangements for
    Gen-probe Incorporated's Named Executive Officers
    in Connection with the Agreement and Plan of Merger. Management  For           Voted - For
GEORESOURCES, INC.
CUSIP: 372476101 TICKER: GEOI
Meeting Date: 31-Jul-12   Meeting Type: Special
1   Proposal to Approve and Adopt the Agreement and
    Plan of Merger, Dated As of April 24, 2012, As It
    May be Amended from Time to Time, by and Among
    Georesources, Inc., Halcon Resources Corporation,
    Leopard Sub I, Inc. and Leopard Sub II, Llc, and
    the Transactions Contemplated Thereby.               Management  For           Voted - For
2   Proposal to Approve, on A Non- Binding, Advisory
    Basis, the Compensation That May be Paid Or Become
    Payable to Georesources' Named Executive Officers
    That is Based on Or Otherwise Relates to the Merger. Management  For           Voted - For
3   Proposal to Approve the Adjournment of the Special
    Meeting, If Necessary Or Appropriate, to Solicit
    Additional Proxies If There are Not Sufficient
    Votes to Approve Proposal 1 Above.                   Management  For           Voted - For


716




                          GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
GOLAR LNG LIMITED
CUSIP: G9456A100 TICKER: GLNG
Meeting Date: 21-Sep-12   Meeting Type: Annual
1   To Re-elect John Fredriksen As A Director of the
    Company.                                           Management  For           Voted - For
2   To Re-elect Kate Blankenship As A Director of the
    Company.                                           Management  For           Voted - For
3   To Re-elect Hans Petter Aas As A Director of the
    Company.                                           Management  For           Voted - For
4   To Re-elect Kathrine Fredriksen As A Director of
    the Company.                                       Management  For           Voted - For
5   To Re-elect Tor Olav Troim As A Director of the
    Company.                                           Management  For           Voted - For
6   Proposal to Re-appoint PricewaterhouseCoopers of
    London, England As Auditors and to Authorize the
    Directors to Determine Their Remuneration.         Management  For           Voted - For
7   Proposal to Approve the Remuneration of the
    Company's Board of Directors of A Total Amount of
    Fees Not to Exceed Us$550,000 for the Year Ended
    December 31, 2012.                                 Management  For           Voted - For
GT ADVANCED TECHNOLOGIES INC
CUSIP: 36191U106 TICKER: GTAT
Meeting Date: 22-Aug-12   Meeting Type: Annual
1   Director                                           Management
1   J. Michal Conaway                                  Management  For           Voted - For
2   Kathleen A. Cote                                   Management  For           Voted - For
3   Ernest L. Godshalk                                 Management  For           Voted - For
4   Thomas Gutierrez                                   Management  For           Voted - For
5   Matthew E. Massengill                              Management  For           Voted - For
6   Mary Petrovich                                     Management  For           Voted - For
7   Robert E. Switz                                    Management  For           Voted - For
8   Noel G. Watson                                     Management  For           Voted - For
2   Ratification of the Appointment of Deloitte &
    Touche LLP As Independent Registered Public
    Accounting Firm of the Company for the Nine-month
    Transition Period Ending December 31, 2012.        Management  For           Voted - For
3   Approval of the Advisory Vote on Executive Officer
    Compensation.                                      Management  For           Voted - For
HERMAN MILLER, INC.
CUSIP: 600544100 TICKER: MLHR
Meeting Date: 08-Oct-12   Meeting Type: Annual
1   Director                                           Management
1   James R. Kackley*                                  Management  For           Voted - For
2   David A. Brandon#                                  Management  For           Voted - For
3   Douglas D. French#                                 Management  For           Voted - For
4   John R. Hoke III#                                  Management  For           Voted - For


717




                         GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Proposal to Ratify the Appointment of Ernst & Young
    LLP As our Independent Registered Public Accounting
    Firm.                                               Management  For           Voted - For
3   Proposal to Approve, on an Advisory Basis, the
    Compensation Paid to the Company's Named Executive
    Officers.                                           Management  For           Voted - For
ICON PLC
CUSIP: 45103T107 TICKER: ICLR
Meeting Date: 19-Jul-12  Meeting Type: Annual
O1. To Receive the Accounts and Reports                 Management  For           Voted - For
O2. To Re-elect Dr. Ronan Lambe                         Management  For           Voted - For
O3. To Re-elect Mr. Ciaran Murray                       Management  For           Voted - For
O4. To Authorise the Fixing of the Auditors'
    Remuneration                                        Management  For           Voted - For
S5. To Authorise the Company to Allot Shares            Management  For           Voted - For
S6. To Disapply the Statutory Pre- Emption Rights       Management  For           Voted - For
S7. To Authorise the Company to Purchase Its Shares     Management  For           Voted - For
ICONIX BRAND GROUP, INC.
CUSIP: 451055107 TICKER: ICON
Meeting Date: 15-Aug-12  Meeting Type: Annual
1   Director                                            Management
1   Neil Cole                                           Management  For           Voted - For
2   Barry Emanuel                                       Management  For           Voted - For
3   Drew Cohen                                          Management  For           Voted - For
4   F. Peter Cuneo                                      Management  For           Voted - For
5   Mark Friedman                                       Management  For           Voted - For
6   James A. Marcum                                     Management  For           Voted - For
7   Laurence N. Charney                                 Management  For           Voted - For
2   Ratification of the Appointment of Bdo Usa, LLP As
    the Company's Independent Registered Public
    Accountants for the Fiscal Year Ending December 31,
    2012.                                               Management  For           Voted - For
3   To Approve the Advisory Resolution on Executive
    Compensation.                                       Management  For           Voted - Against
4   To Approve the Adoption of the Company's Amended
    and Restated 2009 Equity Incentive Plan.            Management  For           Voted - For
II-VI INCORPORATED
CUSIP: 902104108 TICKER: IIVI
Meeting Date: 02-Nov-12  Meeting Type: Annual
1A. Election of Class One Director for A Three-year
    Term: Marc Y.e. Pelaez                              Management  For           Voted - For
1B. Election of Class One Director for A Three-year
    Term: Howard H. Xia                                 Management  For           Voted - For
1C. Election of Class One Director for A Three-year
    Term: Vincent D. Mattera, Jr.                       Management  For           Voted - For


718




                            GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2A. Election of Class Two Director for A One-year Term:
    Wendy F. Dicicco                                    Management  For           Voted - For
3   Advisory Vote to Approve the Company's Named
    Executive Officer Compensation                      Management  For           Voted - Against
4   Approval of the II-vi Incorporated 2012 Omnibus
    Incentive Plan                                      Management  For           Voted - For
5   Ratification of the Audit Committee's Selection of
    Ernst & Young LLP As the Company's Independent
    Registered Public Accounting Firm for the Fiscal
    Year Ending June 30, 2013                           Management  For           Voted - For
IMMUNOGEN, INC.
CUSIP: 45253H101 TICKER: IMGN
Meeting Date: 13-Nov-12     Meeting Type: Annual
1   To Fix the Number of Members of the Board of
    Directors at Ten (10).                              Management  For           Voted - For
2   Director                                            Management
1   Mark Skaletsky                                      Management  For           Voted - For
2   J. J. Villafranca Ph.D.                             Management  For           Voted - For
3   Nicole Onetto, Md                                   Management  For           Voted - For
4   Stephen C. Mccluski                                 Management  For           Voted - For
5   Richard J. Wallace                                  Management  For           Voted - For
6   Daniel M. Junius                                    Management  For           Voted - For
7   Howard H. Pien                                      Management  For           Voted - For
8   Mark Goldberg, Md                                   Management  For           Voted - For
9   Dean J. Mitchell                                    Management  For           Voted - For
10  Kristine Peterson                                   Management  For           Voted - For
3   To Approve an Amendment to the 2006 Employee,
    Director and Consultant Equity Incentive Plan to
    Increase the Number of Shares of Common Stock
    Authorized for Issuance Thereunder by 3,500,000.    Management  For           Voted - For
4   To Approve an Amendment to the Restated Articles of
    Organization to Increase the Number of Authorized
    Shares of Common Stock from 100,000,000 to
    150,000,000.                                        Management  For           Voted - For
5   To Approve, on an Advisory Basis, the Compensation
    Paid to our Named Executive Officers, As Disclosed
    in our Proxy Statement.                             Management  For           Voted - For
6   To Ratify the Appointment of Ernst & Young LLP As
    Immunogen's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending June 30,
    2013.                                               Management  For           Voted - For
INTEGRATED DEVICE TECHNOLOGY, INC.
CUSIP: 458118106 TICKER: IDTI
Meeting Date: 13-Sep-12     Meeting Type: Annual
1   Director                                            Management
1   John Schofield                                      Management  For           Voted - For
2   Jeff Mccreary                                       Management  For           Voted - For
3   Umesh Padval                                        Management  For           Voted - For
                                                        719





                            GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Gordon Parnell                                       Management  For           Voted - For
5   Donald Schrock                                       Management  For           Voted - For
6   Ron Smith, Ph.D.                                     Management  For           Voted - For
7   T.L. Tewksbury III, Phd                              Management  For           Voted - For
8   Peter Feld                                           Management  For           Voted - For
2   To Approve, on A Non-binding, Advisory Basis, the
    Compensation of our Named Executive Officers As
    Disclosed in the Proxy Statement Pursuant to the
    Compensation Disclosure Rules of the Securities and
    Exchange Commission ("say-on- Pay").                 Management  For           Voted - For
3   To Approve an Amendment and Restatement to the 2009
    Employee Stock Purchase Plan to Increase the Number
    of Shares Reserved for Issuance Thereunder from
    9,000,000 to 14,000,000.                             Management  For           Voted - For
4   To Ratify the Selection of PricewaterhouseCoopers
    LLP As the Independent Registered Public Accounting
    Firm of the Company for Its Fiscal Year Ending
    March 31, 2013.                                      Management  For           Voted - For
JACK HENRY & ASSOCIATES, INC.
CUSIP: 426281101 TICKER: JKHY
Meeting Date: 14-Nov-12     Meeting Type: Annual
1   Director                                             Management
1   J. Hall                                              Management  For           Voted - For
2   M. Flanigan                                          Management  For           Voted - For
3   W. Brown                                             Management  For           Voted - For
4   M. Shepard                                           Management  For           Voted - For
5   J. Prim                                              Management  For           Voted - For
6   T. Wilson                                            Management  For           Voted - For
7   J. Fiegel                                            Management  For           Voted - For
8   T. Wimsett                                           Management  For           Voted - For
2   To Approve the Compensation of our Named Executive
    Officers.                                            Management  For           Voted - For
3   To Approve the Company's 2012 Annual Incentive Plan. Management  For           Voted - For
4   To Ratify the Selection of the Company's
    Independent Registered Public Accounting Firm.       Management  For           Voted - For
JDA SOFTWARE GROUP, INC.
CUSIP: 46612K108 TICKER: JDAS
Meeting Date: 13-Nov-12     Meeting Type: Annual
1A  Election of Director: J. Michael Gullard             Management  For           Voted - For
1B  Election of Director: Richard Haddrill               Management  For           Voted - For
2   To Consider an Advisory Vote to Approve the
    Compensation of our Named Executive Officers.        Management  For           Voted - For
3   To Re-approve the Material Terms of Performance
    Goals That May be Established Under the 2005
    Performance Incentive Plan to Preserve Federal
    Income Tax Deductions.                               Management  For           Voted - For
4   To Ratify the Appointment of our Public Accountants
    for the Year Ending December 31, 2012.               Management  For           Voted - For
                                                         720





                          GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
JDS UNIPHASE CORPORATION
CUSIP: 46612J507 TICKER: JDSU
Meeting Date: 14-Nov-12   Meeting Type: Annual
1A. Election of Director: Richard E. Belluzzo           Management  For           Voted - For
1B. Election of Director: Harold L. Covert              Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As the Independent Public Accounting Firm for
    Jds Uniphase Corporation for the Fiscal Year Ending
    June 29, 2013.                                      Management  For           Voted - For
3   To Approve, by Non-binding Advisory Vote, the
    Compensation of our Named Executive Officers.       Management  For           Voted - For
4   To Approve an Amendment to our Certificate of
    Incorporation to Eliminate the Classified Structure
    of the Board of Directors.                          Management  For           Voted - For
5   To Approve Amendments to our Amended and Restated
    2003 Equity Incentive Plan.                         Management  For           Voted - For
LIBERTY MEDIA CORPORATION
CUSIP: 530322106 TICKER: LMCA
Meeting Date: 08-Aug-12   Meeting Type: Annual
1   Director                                            Management
1   Donne F. Fisher                                     Management  For           Voted - For
2   Gregory B. Maffei                                   Management  For           Voted - For
3   Andrea L. Wong                                      Management  For           Voted - For
2   The Say-on-pay Proposal, to Approve, on an Advisory
    Basis, the Compensation of our Named Executive
    Officers.                                           Management  For           Voted - For
3   The Say-on-frequency Proposal, to Approve, on an
    Advisory Basis, the Frequency at Which Stockholders
    are Provided an Advisory Vote on the Compensation
    of Named Executive Officers.                        Management                Voted - 1 Year
4   A Proposal to Adopt the Liberty Media Corporation
    2011 Incentive Plan.                                Management  For           Voted - Against
5   A Proposal to Adopt the Liberty Media Corporation
    2011 Nonemployee Director Incentive Plan.           Management  For           Voted - Against
6   A Proposal to Ratify the Selection of KPMG LLP As
    our Independent Auditors for the Fiscal Year Ending
    December 31, 2012.                                  Management  For           Voted - For
LOGITECH INTERNATIONAL S.A.
CUSIP: H50430232 TICKER: LOGI
Meeting Date: 05-Sep-12   Meeting Type: Annual
1   Approval of Annual Report, Compensation Report,
    Consolidated Financial Statements and the Statutory
    Financial Statements.                               Management  For           Voted - For
2   Advisory Vote on Executive Compensation             Management  For           Voted - For
3.1 Appropriation of Retained Earnings                  Management  For           Voted - For
3.2 Distribution of Capital Contribution Reserves       Management  For           Voted - For


721




                         GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Reduction of Share Capital by Cancellation of
    Repurchased Shares                                Management  For           Voted - For
5   Amendment & Restatement of 2006 Stock Incentive
    Plan, Including Increase to Number of Shares
    Available for Issuance Under Plan                 Management  For           Voted - For
6   Authorization to Exceed 10% Holding of Own Share
    Capital                                           Management  For           Voted - For
7   Release of the Board of Directors and Executive
    Officers from Liability for Activities During
    Fiscal Year 2012                                  Management  For           Voted - For
8   Decrease of the Term of Office for Members of the
    Board of Directors                                Management  For           Voted - For
9.1 Re-election of Mr. Erh-hsun Chang                 Management  For           Voted - For
9.2 Re-election of Mr. Kee-lock Chua                  Management  For           Voted - For
9.3 Election of Mr. Didier Hirsch                     Management  For           Voted - For
10  Re-election of PricewaterhouseCoopers S.a. As
    Auditors and Ratification of Appointment of
    PricewaterhouseCoopers LLP As Independent
    Registered Public Accounting Firm.                Management  For           Voted - For
MICROS SYSTEMS, INC.
CUSIP: 594901100 TICKER: MCRS
Meeting Date: 16-Nov-12  Meeting Type: Annual
1   Director                                          Management
1   Louis M. Brown, Jr.                               Management  For           Voted - For
2   B. Gary Dando                                     Management  For           Voted - For
3   A.L. Giannopoulos                                 Management  For           Voted - For
4   F. Suzanne Jenniches                              Management  For           Voted - For
5   John G. Puente                                    Management  For           Voted - For
6   Dwight S. Taylor                                  Management  For           Voted - For
2   Proposal to Ratify the Appointment of
    PricewaterhouseCoopers LLP As the Independent
    Registered Public Accounting Firm of the Company
    for the 2013 Fiscal Year                          Management  For           Voted - For
3   Proposal to Amend the Company's 1991 Stock Option
    Plan to Authorize the Issuance of an Additional
    1,200,000 Shares of Common Stock Under the Plan   Management  For           Voted - For
4   Advisory Vote on Compensation of Company's Named
    Executive Officers                                Management  For           Voted - For
MOLEX INCORPORATED
CUSIP: 608554101 TICKER: MOLX
Meeting Date: 26-Oct-12  Meeting Type: Annual
1   Director                                          Management
1   Michelle L. Collins                               Management  For           Voted - For
2   Fred L. Krehbiel                                  Management  For           Voted - For
3   David L. Landsittel                               Management  For           Voted - For
4   Joe W. Laymon                                     Management  For           Voted - For
5   James S. Metcalf                                  Management  For           Voted - For


722




                         GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Ratification of the Selection of Ernst & Young LLP
    As the Independent Auditor for Fiscal Year 2013.    Management  For           Voted - For
MONRO MUFFLER BRAKE, INC.
CUSIP: 610236101 TICKER: MNRO
Meeting Date: 07-Aug-12  Meeting Type: Annual
1   Director                                            Management
1   Richard A. Berenson                                 Management  For           Voted - For
2   Donald Glickman                                     Management  For           Voted - For
3   James R. Wilen                                      Management  For           Voted - For
4   Elizabeth A. Wolszon                                Management  For           Voted - For
5   John W. Van Heel                                    Management  For           Voted - For
2   To Approve an Amendment to the Company's Restated
    Certificate of Incorporation to Increase the Number
    of Authorized Shares of Common Stock from
    45,000,000 to 65,000,000.                           Management  For           Voted - For
3   To Approve, on A Non-binding Basis, the
    Compensation Paid to the Company's Named Executive
    Officers.                                           Management  For           Voted - For
4   To Ratify the Re-appointment of
    PricewaterhouseCoopers LLP As the Independent
    Registered Public Accounting Firm of the Company
    for the Fiscal Year Ending March 30, 2013.          Management  For           Voted - For
MYRIAD GENETICS, INC.
CUSIP: 62855J104 TICKER: MYGN
Meeting Date: 05-Dec-12  Meeting Type: Annual
1   Director                                            Management
1   John T. Henderson, M.D.                             Management  For           Voted - For
2   S. Louise Phanstiel                                 Management  For           Voted - For
2   To Approve Proposed Amendments to the Company's
    2010 Employee, Director and Consultant Equity
    Incentive Plan.                                     Management  For           Voted - Against
3   To Approve the Adoption of the Company's 2012
    Employee Stock Purchase Plan.                       Management  For           Voted - For
4   To Approve the Adoption of the Company's 2013
    Executive Incentive Plan.                           Management  For           Voted - For
5   To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending June 30, 2013.      Management  For           Voted - For
6   To Approve, on an Advisory Basis, the Compensation
    of the Company's Named Executive Officers, As
    Disclosed in the Proxy Statement.                   Management  For           Voted - For
NETEASE, INC.
CUSIP: 64110W102 TICKER: NTES
Meeting Date: 06-Sep-12  Meeting Type: Annual
1A  Re-election of Director: William Lei Ding           Management  For           Voted - For
1B  Re-election of Director: Alice Cheng                Management  For           Voted - For
                                                        723





                          GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1C  Re-election of Director: Denny Lee                  Management  For           Voted - For
1D  Re-election of Director: Joseph Tong                Management  For           Voted - For
1E  Re-election of Director: Lun Feng                   Management  For           Voted - For
1F  Re-election of Director: Michael Leung              Management  For           Voted - For
1G  Re-election of Director: Michael Tong               Management  For           Voted - For
2   Appoint PricewaterhouseCoopers Zhong Tian Cpas
    Limited Company As Independent Auditors of Netease,
    Inc. for the Fiscal Year Ending December 31, 2012.  Management  For           Voted - For
NETSCOUT SYSTEMS, INC.
CUSIP: 64115T104 TICKER: NTCT
Meeting Date: 21-Aug-12   Meeting Type: Annual
1   Director                                            Management
1   Victor A. Demarines                                 Management  For           Voted - For
2   Vincent J. Mullarkey                                Management  For           Voted - For
2   To Ratify the Selection of PricewaterhouseCoopers
    LLP to Serve As our Independent Registered Public
    Accounting Firm for the Fiscal Year Ending March
    31, 2013.                                           Management  For           Voted - For
3   To Approve, on an Advisory Basis, the Compensation
    of our Named Executive Officers, As Disclosed in
    This Proxy Statement in Accordance with Securities
    Exchange Commission Rules.                          Management  For           Voted - For
NICE-SYSTEMS LTD.
CUSIP: 653656108 TICKER: NICE
Meeting Date: 12-Sep-12   Meeting Type: Annual
1.1 Election of Director: Ron Gutler                    Management  For           Voted - For
1.2 Election of Director: Joseph Atsmon                 Management  For           Voted - For
1.3 Election of Director: Rimon Ben- Shaoul             Management  For           Voted - For
1.4 Election of Director: Yoseph Dauber                 Management  For           Voted - For
1.5 Election of Director: David Kostman                 Management  For           Voted - For
1.6 Election of Director: Yehoshua (shuki) Ehrlich      Management  For           Voted - For
2   To Approve the Increase of the Annual Fee Paid to
    the Company's Independent Directors                 Management  For           Voted - For
3   To Approve the Increase of the Special Annual Fee
    Paid to the Chairman of the Board of Directors      Management  For           Voted - For
4   To Approve the Grant of Options to the Company's
    Independent Directors                               Management  For           Voted - For
5   To Approve Liability Insurance in Favor of the
    Company's Independent Directors                     Management  For           Voted - For
6   To Re-appoint the Company's Independent Auditors
    and to Authorize the Company's Board of Directors
    to Fix Their Remuneration                           Management  For           Voted - For


724




                           GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                               PROPOSED BY  MGT. POSITION REGISTRANT VOTED
OMNIVISION TECHNOLOGIES, INC.
CUSIP: 682128103 TICKER: OVTI
Meeting Date: 27-Sep-12    Meeting Type: Annual
1   Director                                           Management
1   Joseph Jeng                                        Management   For           Voted - For
2   Dwight Steffensen                                  Management   For           Voted - For
2   Ratification of PricewaterhouseCoopers LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending April 30, 2013.    Management   For           Voted - For
3   Advisory Resolution to Approve Executive
    Compensation.                                      Management   For           Voted - For
OPEN TEXT CORPORATION
CUSIP: 683715106 TICKER: OTEX
Meeting Date: 27-Sep-12    Meeting Type: Annual and Special Meeting
1   Director                                           Management
1   P. Thomas Jenkins                                  Management   For           Voted - For
2   Mark Barrenechea                                   Management   For           Voted - For
3   Randy Fowlie                                       Management   For           Voted - For
4   Gail Hamilton                                      Management   For           Voted - For
5   Brian J. Jackman                                   Management   For           Voted - For
6   Stephen J. Sadler                                  Management   For           Voted - For
7   Michael Slaunwhite                                 Management   For           Voted - For
8   Katharine B. Stevenson                             Management   For           Voted - For
9   Deborah Weinstein                                  Management   For           Voted - For
2   Re-appoint KPMG LLP, Chartered Accountants, As
    Independent Auditors for the Company and Authorize
    the Directors to Fix the Auditors' Remuneration.   Management   For           Voted - For
3   The Resolution Attached As Schedule "a" to the
    Management Information Circular Dated August 20,
    2012 Approving the Amendment to the Company's 2004
    Stock Option Plan to Reserve for Issuance an
    Additional 2,500,000 Common Shares Under the 2004
    Stock Option Plan.                                 Management   For           Voted - For
PAREXEL INTERNATIONAL CORPORATION
CUSIP: 699462107 TICKER: PRXL
Meeting Date: 06-Dec-12    Meeting Type: Annual
1   Director                                           Management
1   Eduard E. Holdener                                 Management   For           Voted - For
2   Richard L. Love                                    Management   For           Voted - For
2   Approve, in an Advisory Vote, the Compensation of
    our Named Executive Officers As Presented in the
    Proxy Statement.                                   Management   For           Voted - For
3   Approve an Amendment to our 2010 Stock Incentive
    Plan to Increase the Maximum Number of Shares
    Available for Issuance Under the Plan by 3,000,000
    Shares.                                            Management   For           Voted - For


725




                          GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Approve an Amendment to our Restated Articles of
    Organization, As Amended, to Increase the Number of
    Authorized Shares of Common Stock, $.01 Par Value
    Per Share, from 75,000,000 to 150,000,000.          Management  For           Voted - Against
5   To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending June 30, 2013.      Management  For           Voted - For
PATTERSON COMPANIES, INC.
CUSIP: 703395103 TICKER: PDCO
Meeting Date: 10-Sep-12   Meeting Type: Annual
1   Director                                            Management
1   Scott P. Anderson*                                  Management  For           Voted - For
2   Ellen A. Rudnick*                                   Management  For           Voted - For
3   Harold C. Slavkin*                                  Management  For           Voted - For
4   James W. Wiltz*                                     Management  For           Voted - For
5   Jody H. Feragen**                                   Management  For           Voted - For
2   To Approve the Amendment to our Bylaws.             Management  For           Voted - For
3   To Approve the Amendment to our Amended and
    Restated Equity Incentive Plan.                     Management  For           Voted - For
4   To Approve the Amendment to our Amended and
    Restated Employee Stock Purchase Plan.              Management  For           Voted - For
5   Advisory Approval of Executive Compensation.        Management  For           Voted - For
6   To Ratify the Selection of Ernst & Young LLP As our
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending April 27, 2013.
    the Board of Directors Recommends A
    Vote "against" Item 7                               Management  For           Voted - For
7   To Approve the Shareholder Proposal Regarding the
    Adoption of Cumulative Voting.                      Shareholder Against       Voted - Against
PSS WORLD MEDICAL, INC.
CUSIP: 69366A100 TICKER: PSSI
Meeting Date: 16-Aug-12   Meeting Type: Annual
1A. Election of Class I Director: Jeffrey C. Crowe      Management  For           Voted - For
1B. Election of Class I Director: A. Hugh Greene        Management  For           Voted - For
1C. Election of Class I Director: Steven T. Halverson   Management  For           Voted - For
2   Ratify the Appointment of KPMG LLP As the Company's
    Independent Registered Public Accounting Firm for
    the 2013 Fiscal Year.                               Management  For           Voted - For
3   Approve, on A Non-binding Advisory Basis, the
    Compensation of the Company's Named Executive
    Officers.                                           Management  For           Voted - For
QLOGIC CORPORATION
CUSIP: 747277101 TICKER: QLGC
Meeting Date: 23-Aug-12   Meeting Type: Annual
1A. Election of Director: Simon Biddiscombe             Management  For           Voted - For
1B. Election of Director: H.k. Desai                    Management  For           Voted - For
                                                        726





                        GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1C. Election of Director: Balakrishnan S. Iyer          Management  For           Voted - For
1D. Election of Director: Kathryn B. Lewis              Management  For           Voted - For
1E. Election of Director: D. Scott Mercer               Management  For           Voted - For
1F. Election of Director: George D. Wells               Management  For           Voted - For
1G. Election of Director: William M. Zeitler            Management  For           Voted - For
2   Advisory Vote to Approve the Compensation of the
    Company's Named Executive Officers As Set Forth in
    the Accompanying Proxy Statement.                   Management  For           Voted - For
3   Ratification of Appointment of KPMG LLP As
    Independent Registered Public Accounting Firm.      Management  For           Voted - For
QUALITY SYSTEMS, INC.
CUSIP: 747582104 TICKER: QSII
Meeting Date: 16-Aug-12 Meeting Type: Contested-Annual
1   Director                                            Management
1   Craig A. Barbarosh                                  Management  For           Voted - For
2   George H. Bristol                                   Management  For           Voted - For
3   Mark H. Davis                                       Management  For           Voted - For
4   D. Russell Pflueger                                 Management  For           Voted - For
5   Steven T. Plochocki                                 Management  For           Voted - For
6   Sheldon Razin                                       Management  For           Voted - For
7   Lance E. Rosenzweig                                 Management  For           Voted - For
8   Maureen A. Spivack                                  Management  For           Voted - For
2   Advisory Vote to Approve the Compensation of our
    Named Executive Officers.                           Management  For           Voted - For
3   Ratification of the Appointment of
    PricewaterhouseCoopers LLP As our Independent
    Public Accountants for the Fiscal Year Ending March
    31, 2013.                                           Management  For           Voted - For
QUEST SOFTWARE, INC.
CUSIP: 74834T103 TICKER: QSFT
Meeting Date: 25-Sep-12 Meeting Type: Special
1   To Adopt the Agreement & Plan of Merger (the
    "merger Agreement") Among the Company, Dell Inc., A
    Delaware Corporation ("parent") & Diamond Merger
    Sub Inc. A Delaware Corporation & Wholly Owned
    Subsidiary of Parent ("merger Sub") Providing for
    the Merger of Merger Sub with & Into the Company
    ("merger"), with the Company Surviving the Merger
    As A Wholly Owned Subsidiary of Parent.             Management  For           Voted - For
2   To Consider and Vote on A Non- Binding, Advisory
    Proposal to Approve the Compensation That May
    Become Payable to the Company's Named Executive
    Officers in Connection with the Completion of the
    Merger.                                             Management  For           Voted - For
3   To Approve the Adjournment of the Special Meeting,
    If Necessary Or Appropriate, to Solicit Additional
    Proxies If There are Insufficient Votes at the Time


727




                            GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of the Special Meeting to Adopt the Merger
    Agreement.                                           Management  For           Voted - For
RADWARE LTD.
CUSIP: M81873107 TICKER: RDWR
Meeting Date: 08-Nov-12     Meeting Type: Annual
1A. Re-election of Class I Director to Serve Until 2015
    Annual General Meeting: Mr. Yehuda Zisapel           Management  For           Voted - For
1B. Re-election of Class I Director to Serve Until 2015
    Annual General Meeting: Mr. Avraham Asheri           Management  For           Voted - For
2   To Re-elect Mr. David Rubner As an External
    Director of the Company for A Period of Three Years. Management  For           Voted - For
3   To Approve Modification in Terms of Compensation to
    the Chief Executive Officer of the Company.          Management  For           Voted - For
4   To Approve Terms of Procurement of Directors' and
    Officers' Liability Insurance Policy.                Management  For           Voted - For
5   To Approve the Reappointment of Kost Forer Gabbay &
    Kasierer, A Member of Ernst & Young Global, As the
    Company's Auditors, and to Authorize the Board of
    Directors to Delegate to the Audit Committee the
    Authority to Fix Their Remuneration in Accordance
    with the Volume and Nature of Their Services to the
    Company for Such Fiscal Year.                        Management  For           Voted - For
RESOURCES CONNECTION, INC.
CUSIP: 76122Q105 TICKER: RECN
Meeting Date: 18-Oct-12     Meeting Type: Annual
1   Director                                             Management
1   Susan Crawford                                       Management  For           Voted - For
2   Donald Murray                                        Management  For           Voted - For
3   A. Robert Pisano                                     Management  For           Voted - For
4   Michael Wargotz                                      Management  For           Voted - For
2   Ratification of the Engagement of Mcgladrey LLP As
    the Company's Independent Registered Public
    Accounting Firm for Fiscal Year 2013.                Management  For           Voted - For
3   Advisory Vote to Approve the Company's Executive
    Compensation.                                        Management  For           Voted - For
RF MICRO DEVICES, INC.
CUSIP: 749941100 TICKER: RFMD
Meeting Date: 16-Aug-12     Meeting Type: Annual
1   Director                                             Management
1   Walter H. Wilkinson, Jr                              Management  For           Voted - For
2   Robert A. Bruggeworth                                Management  For           Voted - For
3   Daniel A. Dileo                                      Management  For           Voted - For
4   Jeffery R. Gardner                                   Management  For           Voted - For
5   John R. Harding                                      Management  For           Voted - For
6   Masood A. Jabbar                                     Management  For           Voted - For
7   Casimir S. Skrzypczak                                Management  For           Voted - For
                                                         728





                         GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   Erik H. Van Der Kaay                                Management  For           Voted - For
2   To Approve, on an Advisory Basis, the Compensation
    of our Named Executive Officers (as Defined in the
    Proxy Statement).                                   Management  For           Voted - For
3   To Approve the 2012 Stock Incentive Plan.           Management  For           Voted - For
4   To Amend the Employee Stock Purchase Plan to
    Increase the Number of Shares Authorized for
    Issuance.                                           Management  For           Voted - For
5   To Ratify the Appointment of Ernst & Young LLP As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending March 30, 2013.          Management  For           Voted - For
ROYAL GOLD, INC.
CUSIP: 780287108 TICKER: RGLD
Meeting Date: 14-Nov-12  Meeting Type: Annual
1A. Election of Director: Stanley Dempsey               Management  For           Voted - For
1B. Election of Director: Tony Jensen                   Management  For           Voted - For
1C. Election of Director: Gordon J. Bogden              Management  For           Voted - For
2   Proposal to Ratify the Appointment of Ernst & Young
    LLP As Independent Registered Public Accountants of
    the Company for the Fiscal Year Ending June 30,
    2013.                                               Management  For           Voted - For
3   Proposal to Approve the Advisory Resolution
    Relating to Executive Compensation.                 Management  For           Voted - For
SILICON MOTION TECHNOLOGY CORP.
CUSIP: 82706C108 TICKER: SIMO
Meeting Date: 26-Sep-12  Meeting Type: Annual
1A. Election of Director: Mr. Yung-chien Wang           Management  For           Voted - For
1B. Election of Director: Mr. Steve Chen                Management  For           Voted - For
2   Ratify the Selection of Deloitte & Touche As
    Independent Auditors and Authorization to Fix Their
    Remuneration.                                       Management  For           Voted - For
SINA CORPORATION
CUSIP: G81477104 TICKER: SINA
Meeting Date: 10-Aug-12  Meeting Type: Annual
1   Re-election of Yan Wang As A Director of the
    Company.                                            Management  For           Voted - For
2   Re-election of Song-yi Zhang As A Director of the
    Company.                                            Management  For           Voted - For
3   Ratify the Appointment of PricewaterhouseCoopers
    Zhong Tian Cpas Limited Company As the Independent
    Auditors of the Company.                            Management  For           Voted - For
S4. As A Special Resoultion, Approval of the Amendment
    of Article 71 Set Forth in the Second Amended and
    Restated Articles of Association of the Company by
    Adopting the Third Amended and Restated Articles of
    Association of the Company.                         Management  For           Voted - For


729




                          GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SPREADTRUM COMMUNICATIONS, INC.
CUSIP: 849415203 TICKER: SPRD
Meeting Date: 27-Jul-12   Meeting Type: Annual
O1  That Leo Li, Currently A Class II Director of the
    Company, be Re- Elected for A Full Term of Three
    Years.                                              Management  For           Voted - For
O2  That Carol Yu, Currently A Class II Director of the
    Company, be Re- Elected for A Full Term of Three
    Years.                                              Management  For           Voted - For
O3  That Zhongrui Xia, Currently A Class II Director of
    the Company, be Re- Elected for A Full Term of
    Three Years.                                        Management  For           Voted - For
O4  That Addition of 2,700,000 Ordinary Shares of
    Company to Shares Authorized & Reserved for
    Issuance Under Company's 2007 Equity Incentive Plan
    Approved by Company's Board on November 8, 2011.    Management  For           Voted - Against
O5  That Addition of 700,680 Ordinary Shares of Company
    to Shares Authorized & Reserved for Issuance Under
    Company's 2007 Equity Incentive Plan As Approved by
    Company's Board on May 23, 2012.                    Management  For           Voted - Against
O6  That PricewaterhouseCoopers Zhong Tian Cpas Limited
    Company be Retained As the Company's Independent
    Auditor for the Fiscal Year Ending December 31,
    2012.                                               Management  For           Voted - For
STRATASYS, INC.
CUSIP: 862685104 TICKER: SSYS
Meeting Date: 14-Sep-12   Meeting Type: Special
1   To Adopt the Agreement and Plan of Merger, Or the
    Merger Agreement, Dated As of April 13, 2012, by
    and Among Stratasys, Objet Ltd., an Israeli
    Corporation, Seurat Holdings Inc., A Delaware
    Corporation and an Indirect Wholly-owned Subsidiary
    of Objet, Or Holdco, and Oaktree Merger Inc., As It
    May be Further Amended from Time to Time.           Management  For           Voted - For
2   To Approve, on an Advisory (non- Binding) Basis,
    Certain Compensatory Arrangements Between Stratasys
    and Its Named Executive Officers Relating to the
    Merger, As Described in the Accompanying Proxy
    Statement/prospectus.                               Management  For           Voted - For
3   To Approve One Or More Adjournments of the Special
    Meeting to A Later Date Or Time, If Necessary Or
    Appropriate, to Permit Solicitation of Additional
    Proxies in the Event There are Insufficient Votes
    at the Time of the Special Meeting, Or at Any
    Adjournment Or Postponement of That Meeting, to
    Adopt the Merger Agreement.                         Management  For           Voted - For
                                                        730





                        GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SYNAPTICS INCORPORATED
CUSIP: 87157D109 TICKER: SYNA
Meeting Date: 23-Oct-12 Meeting Type: Annual
1   Director                                            Management
1   Jeffrey D. Buchanan                                 Management  For           Voted - For
2   Keith B. Geeslin                                    Management  For           Voted - For
3   James L. Whims                                      Management  For           Voted - For
2   Proposal to Provide A Non-binding Advisory Vote on
    the Compensation of the Company's Named Executive
    Officers for Fiscal 2012 ("say-on-pay").            Management  For           Voted - Against
3   Proposal to Ratify the Appointment of KPMG LLP, an
    Independent Registered Public Accounting Firm, As
    the Company's Independent Auditor for the Fiscal
    Year Ending June 30, 2013.                          Management  For           Voted - For
TAKE-TWO INTERACTIVE SOFTWARE, INC.
CUSIP: 874054109 TICKER: TTWO
Meeting Date: 20-Sep-12 Meeting Type: Annual
1   Director                                            Management
1   Strauss Zelnick                                     Management  For           Voted - For
2   Robert A. Bowman                                    Management  For           Voted - For
3   Sunghwan Cho                                        Management  For           Voted - For
4   Michael Dornemann                                   Management  For           Voted - For
5   Brett Icahn                                         Management  For           Voted - For
6   J. Moses                                            Management  For           Voted - For
7   James L. Nelson                                     Management  For           Voted - For
8   Michael Sheresky                                    Management  For           Voted - For
2   Approval of the Amendment to the Take-two
    Interactive Software, Inc. 2009 Stock Incentive
    Plan.                                               Management  For           Voted - For
3   Approval of an Amendment to the Restated
    Certificate of Incorporation of the Company to
    Increase the Number of Authorized Shares of Common
    Stock from 150 Million to 200 Million.              Management  For           Voted - For
4   Advisory Vote to Approve the Compensation of the
    Named Executive Officers.                           Management  For           Voted - Against
5   Ratification of the Appointment of Ernst & Young
    LLP As our Independent Registered Public Accounting
    Firm for the Fiscal Year Ending March 31, 2013.     Management  For           Voted - For
THE HAIN CELESTIAL GROUP, INC.
CUSIP: 405217100 TICKER: HAIN
Meeting Date: 15-Nov-12 Meeting Type: Annual
1   Director                                            Management
1   Irwin D. Simon                                      Management  For           Voted - For
2   Richard C. Berke                                    Management  For           Voted - For
3   Jack Futterman                                      Management  For           Voted - For
4   Marina Hahn                                         Management  For           Voted - For


731




                         GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Andrew R. Heyer                                     Management  For           Voted - For
6   Brett Icahn                                         Management  For           Voted - For
7   Roger Meltzer                                       Management  For           Voted - For
8   Scott M. O'neil                                     Management  For           Voted - For
9   David Schechter                                     Management  For           Voted - For
10  Lawrence S. Zilavy                                  Management  For           Voted - For
2   To Vote, on an Advisory Basis, for the Compensation
    Awarded to the Named Executive Officers for the
    Fiscal Year Ended June 30, 2012, As Set Forth in
    the Proxy Statement.                                Management  For           Voted - Against
3   To Approve the Amendment of the Amended and
    Restated 2002 Long Term Incentive and Stock Award
    Plan.                                               Management  For           Voted - For
4   To Ratify the Appointment of Ernst & Young LLP to
    Act As Registered Independent Accountants of the
    Company for the Fiscal Year Ending June 30, 2013.   Management  For           Voted - For
THE MADISON SQUARE GARDEN COMPANY
CUSIP: 55826P100 TICKER: MSG
Meeting Date: 29-Nov-12  Meeting Type: Annual
1   Director                                            Management
1   Richard D. Parsons                                  Management  For           Voted - For
2   Alan D. Schwartz                                    Management  For           Vote Withheld
3   Vincent Tese                                        Management  For           Vote Withheld
2   To Ratify the Appointment of KPMG LLP As
    Independent Registered Public Accounting Firm of
    the Company for Fiscal Year 2013.                   Management  For           Voted - For
TIVO INC.
CUSIP: 888706108 TICKER: TIVO
Meeting Date: 01-Aug-12  Meeting Type: Annual
1   Director                                            Management
1   Peter Aquino                                        Management  For           Voted - For
2   Thomas Wolzien                                      Management  For           Voted - For
2   To Ratify the Selection of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending January 31, 2013.   Management  For           Voted - For
3   To Approve A Two-year Request to Amend the Amended
    & Restated 2008 Equity Incentive Award Plan to
    Reserve an Additional 7,000,000 Shares of our
    Common Stock for Issuance.                          Management  For           Voted - Against
4   To Approve an Amendment to the Amended & Restated
    1999 Employee Stock Purchase Plan to Reserve an
    Additional 1,500,000 Shares of our Common Stock for
    Issuance.                                           Management  For           Voted - Against
5   To Approve, on A Non-binding, Advisory Basis, the
    Compensation of our Named Executive Officers As
    Disclosed in the Proxy Statement Pursuant to the
    Compensation Disclosure Rules of the Securities and
    Exchange Commission ("say-on- Pay").                Management  For           Voted - For
                                                        732





                           GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ULTRATECH, INC.
CUSIP: 904034105 TICKER: UTEK
Meeting Date: 17-Jul-12    Meeting Type: Annual
1   Director                                            Management
1   Arthur W. Zafiropoulo                               Management  For           Voted - For
2   Michael Child                                       Management  For           Voted - For
3   Joel F. Gemunder                                    Management  For           Voted - For
4   Nicholas Konidaris                                  Management  For           Voted - For
5   Dennis Raney                                        Management  For           Voted - For
6   Henri Richard                                       Management  For           Voted - For
7   Rick Timmins                                        Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP As
    the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2012.                                           Management  For           Voted - For
3   To Approve an Amendment to the Company's
    Certificate of Incorporation, to Increase the
    Number of Authorized Shares of Common Stock from
    40,000,000 to 80,000,000.                           Management  For           Voted - Against
4   To Approve an Advisory Resolution to Approve
    Executive Compensation.                             Management  For           Voted - For
UNITED NATURAL FOODS, INC.
CUSIP: 911163103 TICKER: UNFI
Meeting Date: 12-Dec-12    Meeting Type: Annual
1A. Election of Director: Peter Roy                     Management  For           Voted - For
1B. Election of Director: Richard J. Schnieders         Management  For           Voted - For
2   Ratification of the Selection of KPMG LLP As our
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending August 3, 2013.              Management  For           Voted - For
3   Advisory Approval of the Company's Executive
    Compensation.                                       Management  For           Voted - For
4   Approval of the United Natural Foods, Inc. 2012
    Equity Incentive Plan.                              Management  For           Voted - For
5   The Stockholder Proposal If Properly Presented at
    the Annual Meeting.                                 Shareholder Against       Voted - For
VIASAT, INC.
CUSIP: 92552V100 TICKER: VSAT
Meeting Date: 20-Sep-12    Meeting Type: Annual
1   Director                                            Management
1   Robert Johnson                                      Management  For           Voted - For
2   John Stenbit                                        Management  For           Voted - For
2   Ratification of Appointment of
    PricewaterhouseCoopers LLP As Viasat's Independent
    Registered Public Accounting Firm                   Management  For           Voted - For
3   Advisory Vote on Executive Compensation             Management  For           Voted - For


733




                        GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Approval of Amendment to the 1996 Equity
    Participation Plan                                  Management  For           Voted - Against
VISTAPRINT NV
CUSIP: N93540107 TICKER: VPRT
Meeting Date: 08-Nov-12 Meeting Type: Annual
1   For the Sole Position on our Supervisory Board, the
    Supervisory Board Recommends A Vote "for" the
    Following Proposal: A Vote for the Election of
    Nominee Mark T. Thomas (note: an Abstention on This
    Proposal Will be A Vote for Nominee John J. Gavin,
    Jr. Vote Against This Proposal Will be A Vote
    Against Both Nominees.)                             Management  For           Voted - For
2   For the Sole Position on our Management Board, the
    Supervisory Board Recommends A Vote "for" the
    Following Proposal: A Vote for the Election of
    Nominee Hauke Hansen (note: an Abstention on This
    Proposal Will be A Vote for Nominee Katryn Blake.
    Vote Against This Proposal Will be A Vote Against
    Both Nominees.)                                     Management  For           Voted - For
3   Adopt our Statutory Annual Accounts for the Fiscal
    Year Ended June 30, 2012.                           Management  For           Voted - For
4   Discharge the Members of our Management Board from
    Liability with Respect to the Exercise of Their
    Duties.                                             Management  For           Voted - For
5   Discharge the Members of our Supervisory Board from
    Liability with Respect to the Exercise of Their
    Duties.                                             Management  For           Voted - For
6   Authorize the Management Board to Repurchase Up to
    6,800,000 of our Issued and Outstanding Ordinary
    Shares Until May 8, 2014.                           Management  For           Voted - Against
7   Authorize the Management Board to Repurchase Up to
    3,400,000 of our Issued and Outstanding Ordinary
    Shares Until May 8, 2014.                           Management  For           Voted - For
8   Approve an Amendment to our Articles of Association
    to Reduce our Authorized Capital.                   Management  For           Voted - For
9   Approve the Cancellation of 5,869,662 Ordinary
    Shares Held in our Treasury Account.                Management  For           Voted - For
10  Appoint Ernst & Young LLP As our Independent
    Registered Public Accounting Firm for the Fiscal
    Year Ending June 30, 2013.                          Management  For           Voted - For
11  Vote on A Non-binding "say on Pay" Proposal
    Regarding the Compensation of our Named Executive
    Officers.                                           Management  For           Voted - For
WEBMD HEALTH CORP.
CUSIP: 94770V102 TICKER: WBMD
Meeting Date: 24-Jul-12 Meeting Type: Annual
1   Director                                            Management
1   Mark J. Adler, M.D.                                 Management  For           Voted - For
2   Neil F. Dimick                                      Management  For           Voted - For


734




                           GLOBAL X NASDAQ 400 MID CAP ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   James V. Manning                                    Management  For           Voted - For
4   Joseph E. Smith                                     Management  For           Voted - For
2   Advisory Vote to Approve Webmd's Executive
    Compensation.                                       Management  For           Voted - For
3   To Approve an Amendment to Webmd's 2005 Long-term
    Incentive Plan to Increase the Number of Shares
    Reserved for Issuance.                              Management  For           Voted - Against
4   To Ratify the Appointment of Ernst & Young LLP As
    the Independent Registered Public Accounting Firm
    to Serve As Webmd's Independent Auditor for the
    Fiscal Year Ending December 31, 2012.               Management  For           Voted - For
WESTERN DIGITAL CORPORATION
CUSIP: 958102105 TICKER: WDC
Meeting Date: 08-Nov-12    Meeting Type: Annual
1A. Election of Director: Kathleen A. Cote              Management  For           Voted - For
1B. Election of Director: John F. Coyne                 Management  For           Voted - For
1C. Election of Director: Henry T. Denero               Management  For           Voted - For
1D. Election of Director: William L. Kimsey             Management  For           Voted - For
1E. Election of Director: Michael D. Lambert            Management  For           Voted - For
1F. Election of Director: Len J. Lauer                  Management  For           Voted - For
1G. Election of Director: Matthew E. Massengill         Management  For           Voted - For
1H. Election of Director: Roger H. Moore                Management  For           Voted - For
1I. Election of Director: Kensuke Oka                   Management  For           Voted - For
1J. Election of Director: Thomas E. Pardun              Management  For           Voted - For
1K. Election of Director: Arif Shakeel                  Management  For           Voted - For
1L. Election of Director: Masahiro Yamamura             Management  For           Voted - For
2   To Approve an Amendment and Restatement of our 2004
    Performance Incentive Plan That Would, Among Other
    Things, Increase by 11,500,000 the Number of Shares
    of our Common Stock Available for Issuance Under
    the Plan.                                           Management  For           Voted - For
3   To Approve an Amendment and Restatement of our 2005
    Employee Stock Purchase Plan That Would, Among
    Other Things, Increase by 8,000,000 the Number of
    Shares of our Common Stock Available for Issuance
    Under the Plan.                                     Management  For           Voted - For
4   To Approve on an Advisory Basis the Named Executive
    Officer Compensation in This Proxy Statement.       Management  For           Voted - For
5   To Ratify the Appointment of KPMG LLP As our
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending June 28, 2013.               Management  For           Voted - For


735




                         GLOBAL X NASDAQ 500 ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
A. SCHULMAN, INC.
CUSIP: 808194104 TICKER: SHLM
Meeting Date: 13-Dec-12  Meeting Type: Annual
1   Director                                           Management
1   Eugene R. Allspach                                 Management  For           Voted - For
2   Gregory T. Barmore                                 Management  For           Voted - For
3   David G. Birney                                    Management  For           Voted - For
4   Howard R. Curd                                     Management  For           Voted - For
5   Joseph M. Gingo                                    Management  For           Voted - For
6   Michael A. Mcmanus, Jr.                            Management  For           Voted - For
7   Lee D. Meyer                                       Management  For           Voted - For
8   James A. Mitarotonda                               Management  For           Voted - For
9   Ernest J. Novak, Jr.                               Management  For           Voted - For
10  Dr. Irvin D. Reid                                  Management  For           Voted - For
11  John B. Yasinsky                                   Management  For           Voted - For
2   The Ratification of the Appointment of
    PricewaterhouseCoopers LLP As A. Schulman's
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending August 31, 2013.            Management  For           Voted - For
3   To Approve, on an Advisory Basis, the Proposal
    Regarding A. Schulman's Executive Compensation.    Management  For           Voted - For
ABIOMED, INC.
CUSIP: 003654100 TICKER: ABMD
Meeting Date: 08-Aug-12  Meeting Type: Annual
1   Director                                           Management
1   Louis E. Lataif                                    Management  For           Voted - For
2   Henri A. Termeer                                   Management  For           Voted - For
2   Approval on an Advisory Basis, the Compensation of
    the Named Executive Officers                       Management  For           Voted - For
3   Approval of Amendment to 2008 Stock Incentive Plan Management  For           Voted - Against
4   Approval of Amendment to 1988 Employee Stock
    Purchase Plan                                      Management  For           Voted - For
5   Ratification of Appointment of Independent
    Registered Public Accounting Firm                  Management  For           Voted - For
ACXIOM CORPORATION
CUSIP: 005125109 TICKER: ACXM
Meeting Date: 16-Aug-12  Meeting Type: Annual
1.1 Election of Director: John L. Battelle             Management  For           Voted - For
1.2 Election of Director: Ann Die Hasselmo             Management  For           Voted - For
1.3 Election of Director: William J. Henderson         Management  For           Voted - For
2   Advisory (non-binding) Vote to Approve the
    Compensation of Acxiom Corporation's Named
    Executive Officers                                 Management  For           Voted - For
3   Ratification of KPMG LLP As Independent Registered
    Public Accountant                                  Management  For           Voted - For


736




                         GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AEROVIRONMENT, INC.
CUSIP: 008073108 TICKER: AVAV
Meeting Date: 04-Oct-12  Meeting Type: Annual
1   Director                                            Management
1   Timothy E. Conver                                   Management  For           Voted - For
2   Arnold L. Fishman                                   Management  For           Voted - For
2   To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm.                                               Management  For           Voted - For
ALKERMES PLC
CUSIP: G01767105 TICKER: ALKS
Meeting Date: 01-Aug-12  Meeting Type: Annual
1   Director                                            Management
1   Floyd E. Bloom                                      Management  For           Voted - For
2   Geraldine A. Henwood                                Management  For           Voted - For
2   To Approve an Amendment to the Alkermes PLC 2011
    Stock Option and Incentive Plan to Increase the
    Shares Available for Issuance from 8,350,000 to
    12,550,000.                                         Management  For           Voted - Against
3   To Hold A Non-binding Advisory Vote to Approve the
    Compensation of our Named Executive Officers.       Management  For           Voted - Against
4   To Hold A Non-binding Advisory Vote on the
    Frequency of Future Advisory Votes on Executive
    Compensation.                                       Management  1 Year        Voted - 1 Year
5   To Authorize Holding the 2013 Annual General
    Meeting of Shareholders of the Company at A
    Location Outside of Ireland.                        Management  For           Voted - For
6   To Appoint PricewaterhouseCoopers As the
    Independent Auditors of the Company and to
    Authorize the Audit and Risk Committee of the Board
    of Directors to Set the Auditor's Remuneration.     Management  For           Voted - For
ARIBA, INC.
CUSIP: 04033V203 TICKER: ARBA
Meeting Date: 29-Aug-12  Meeting Type: Special
1   To Adopt the Agreement and Plan of Merger, Dated As
    of May 22, 2012, by and Among Sap America, Inc., A
    Delaware Corporation (sap), Angel Expansion
    Corporation, A Delaware Corporation and
    Wholly-owned Subsidiary of Sap, and Ariba, As Such
    Agreement May be Amended from Time to Time.         Management  For           Voted - For
2   To Approve, on A Non-binding Advisory Basis, the
    Compensation to be Paid to Ariba's Named Executive
    Officers That is Based on Or Otherwise Relates to
    the Merger, Including the Agreements and
    Understandings with Ariba Pursuant to Which Such
    Compensation May be Paid Or Become Payable.         Management  For           Voted - For
3   To Approve the Adjournment of the Special Meeting
    to A Later Date, If the Chairman of the Special


737




                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Meeting Determines That It is Necessary Or
    Appropriate and is Permitted by the Merger
    Agreement, to Solicit Additional Proxies If There
    is Not A Quorum Present Or There are Not Sufficient
    Votes in Favor of Adoption of the Merger Agreement
    at the Time of the Meeting.                         Management  For           Voted - For
ARUBA NETWORKS, INC.
CUSIP: 043176106 TICKER: ARUN
Meeting Date: 29-Nov-12 Meeting Type: Annual
1   Director                                            Management
1   Dominic P. Orr                                      Management  For           Vote Withheld
2   Keerti Melkote                                      Management  For           Voted - For
3   Bernard Guidon                                      Management  For           Voted - For
4   Emmanuel Hernandez                                  Management  For           Voted - For
5   Michael R. Kourey                                   Management  For           Voted - For
6   Willem P. Roelandts                                 Management  For           Voted - For
7   Juergen Rottler                                     Management  For           Voted - For
8   Daniel Warmenhoven                                  Management  For           Voted - For
2   Ratification of the Appointment of
    PricewaterhouseCoopers LLP As the Company's
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending July 31, 2013.               Management  For           Voted - For
3   Approval, on A Non-binding, Advisory Basis, of the
    Compensation of the Company's Named Executive
    Officers.                                           Management  For           Voted - For
ASCENA RETAIL GROUP, INC.
CUSIP: 04351G101 TICKER: ASNA
Meeting Date: 11-Dec-12 Meeting Type: Annual
1   Director                                            Management
1   John Usdan                                          Management  For           Voted - For
2   Randy L. Pearce                                     Management  For           Voted - For
2   Proposal to Approve, by Non-binding Vote, the
    Compensation Paid to the Company's Named Executive
    Officers During Fiscal 2012.                        Management  For           Voted - For
3   Proposal to Approve the Amendment and Restatement
    of the Company's 2010 Stock Incentive Plan, As
    Amended.                                            Management  For           Voted - Against
4   Proposal to Ratify Deloitte & Touche LLP As the
    Company's Independent Registered Public Accounting
    Firm for Fiscal Year Ending July 27, 2013.          Management  For           Voted - For
ASML HOLDINGS N.V.
CUSIP: N07059186 TICKER: ASML
Meeting Date: 07-Sep-12 Meeting Type: Special
3A. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company in
                                                        738





    GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Connection with the Customer Co- Investment
    Program, Subject to Supervisory Board Approval, Up
    to 25% of the Issued Share Capital of the Company
    at the Annual General Meeting of Shareholders (the
    "agm") Held on 25 April 2012, from 7 September 2012
    Through 31 July 2013.                               Management  For           Voted - For
3B. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude, Subject to
    Supervisory Board Approval, the Pre-emption Rights
    Accruing to Shareholders in Connection with the
    Issue of Shares Or Rights to Subscribe for Shares
    As Described Under (a) from 7 September 2012
    Through 31 July 2013.                               Management  For           Voted - For
4A. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part I) to Create A Specific Share
    Class (ordinary Shares M) for the Participants to
    the Customer Co- Investment Program. Upon the First
    Amendment of the Articles of Association of the
    Company the Ordinary Shares to be Held for the
    Benefit of the Participants to the Customer
    Co-investment Program Will be Converted Into
    Ordinary Shares M and All Other Ordinary Shares
    Will be Converted Into Ordinary Shares A.           Management  For           Voted - For
4B. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part II) to Increase the Par Value Per
    Ordinary Share A by an Amount to be Determined by
    the Board of Management of at Least Eur 5.97 Per
    Share and at Most Eur 12 Per Share at the Expense
    of the Share Premium Reserve.                       Management  For           Voted - For
4C. Proposal to Resolve to Reduce the Issued Capital by
    an Amount at Least Equal to the Aggregate Amount to
    be Paid by the Participants to the Customer
    Co-investment Program for Their Shares, Being an
    Amount No Less Than Eur 2,513,447,071.07 and No
    More Than Eur 5,000,000,000 by Decreasing the
    Nominal Value of the Ordinary Shares A by an Amount
    to be Determined by the Board of Management of at
    Least Eur 5.99 Per Share and at Most Eur 12 Per
    Share, All As More Fully Described in the Proxy
    Statement.                                          Management  For           Voted - For
4D. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part IV) to Consolidate the Ordinary
    Shares A at an Exchange Ratio to be Determined by
    the Board of Management. the Exchange Ratio Will
    Depend on the Percentage of New Shares to be Issued
    to the Participants to the Customer Co-investment
    Program, All As More Fully Described in the Proxy
    Statement.                                          Management  For           Voted - For
4E. Proposal to Resolve to Amend the Articles of
    Association in Accordance with the Draft Deed of


739




    GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Amendment to the Articles of Association (part V)
    to Delete the Share Class M for Participants to the
    Customer Co-investment Program and Share Class A
    for the Other Shareholders. the Ordinary Shares M
    and Ordinary Shares A Shall be Converted Into
    Ordinary Shares Without A Specific Letter Mark
    Attached to It.                                     Management  For           Voted - For
5   Authorization to Execute the Deeds of Amendment
    Proposal to Resolve to Authorize Each Director of
    the Company As Well As Any and All Lawyers and
    Paralegals Practicing with De Brauw Blackstone
    Westbroek N.v. to Execute the Notarial Deeds of
    Amendment to the Articles of Association.           Management  For           Voted - For
6A. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company, Subject
    to Supervisory Board Approval, Limited to 5% of the
    Issued Share Capital at 25 April 2012 from 7
    September 2012 Through 25 October                   Management  For           Voted - For
6B. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude the Pre-emption
    Rights Accruing to Shareholders in Connection with
    the Issue of Shares Or Rights to Subscribe for
    Shares As Described Under (a), Subject to Approval
    of the Supervisory Board, for A Period from 7
    September 2012 Through 25 October 2013. Provided
    That the General Meeting of Shareholders Grants
    This New Authorization, the Corresponding
    Authorization Granted at the Agm Held on 25 April
    2012 Will Cease to Apply to the Extent Not Already
    Used.                                               Management  For           Voted - For
6C. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company, Subject
    to Supervisory Board Approval, Limited to 5% of the
    Issued Share Capital at 25 April 2012, Which 5% Can
    Only be Used in Connection with Or on the Occasion
    of Mergers, Acquisitions And/or (strategic)
    Alliances, for A Period from 7 September 2012
    Through 25 October 2013, All As More Fully
    Described in the Proxy Statement.                   Management  For           Voted - For
6D. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude the Pre-emption
    Rights Accruing to Shareholders in Connection with
    the Issue of Shares Or Rights to Subscribe for
    Shares As Described Under (c), Subject to Approval
    of the Supervisory Board, for A Period from 7
    September 2012 Through 25 October 2013. Provided
    That the General Meeting of Shareholders Grants
    This New Authorization, the Corresponding
    Authorization Granted at the Agm Held on 25 April
    2012 Will Cease to Apply to the Extent Not Already
    Used.                                               Management  For           Voted - For
3A. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company in


740




    GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Connection with the Customer Co- Investment
    Program, Subject to Supervisory Board Approval, Up
    to 25% of the Issued Share Capital of the Company
    at the Annual General Meeting of Shareholders (the
    "agm") Held on 25 April 2012, from 7 September 2012
    Through 31 July 2013.                               Management  For           Voted - For
3B. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude, Subject to
    Supervisory Board Approval, the Pre-emption Rights
    Accruing to Shareholders in Connection with the
    Issue of Shares Or Rights to Subscribe for Shares
    As Described Under (a) from 7 September 2012
    Through 31 July 2013.                               Management  For           Voted - For
4A. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part I) to Create A Specific Share
    Class (ordinary Shares M) for the Participants to
    the Customer Co- Investment Program. Upon the First
    Amendment of the Articles of Association of the
    Company the Ordinary Shares to be Held for the
    Benefit of the Participants to the Customer
    Co-investment Program Will be Converted Into
    Ordinary Shares M and All Other Ordinary Shares
    Will be Converted Into Ordinary Shares A.           Management  For           Voted - For
4B. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part II) to Increase the Par Value Per
    Ordinary Share A by an Amount to be Determined by
    the Board of Management of at Least Eur 5.97 Per
    Share and at Most Eur 12 Per Share at the Expense
    of the Share Premium Reserve.                       Management  For           Voted - For
4C. Proposal to Resolve to Reduce the Issued Capital by
    an Amount at Least Equal to the Aggregate Amount to
    be Paid by the Participants to the Customer
    Co-investment Program for Their Shares, Being an
    Amount No Less Than Eur 2,513,447,071.07 and No
    More Than Eur 5,000,000,000 by Decreasing the
    Nominal Value of the Ordinary Shares A by an Amount
    to be Determined by the Board of Management of at
    Least Eur 5.99 Per Share and at Most Eur 12 Per
    Share, All As More Fully Described in the Proxy
    Statement.                                          Management  For           Voted - For
4D. Proposal to Resolve to Amend the Articles of
    Association of the Company in Accordance with the
    Draft Deed of Amendment to the Articles of
    Association (part IV) to Consolidate the Ordinary
    Shares A at an Exchange Ratio to be Determined by
    the Board of Management. the Exchange Ratio Will
    Depend on the Percentage of New Shares to be Issued
    to the Participants to the Customer Co-investment
    Program, All As More Fully Described in the Proxy
    Statement.                                          Management  For           Voted - For
4E. Proposal to Resolve to Amend the Articles of
    Association in Accordance with the Draft Deed of


741




    GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Amendment to the Articles of Association (part V)
    to Delete the Share Class M for Participants to the
    Customer Co-investment Program and Share Class A
    for the Other Shareholders. the Ordinary Shares M
    and Ordinary Shares A Shall be Converted Into
    Ordinary Shares Without A Specific Letter Mark
    Attached to It.                                     Management  For           Voted - For
5   Authorization to Execute the Deeds of Amendment
    Proposal to Resolve to Authorize Each Director of
    the Company As Well As Any and All Lawyers and
    Paralegals Practicing with De Brauw Blackstone
    Westbroek N.v. to Execute the Notarial Deeds of
    Amendment to the Articles of Association.           Management  For           Voted - For
6A. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company, Subject
    to Supervisory Board Approval, Limited to 5% of the
    Issued Share Capital at 25 April 2012 from 7
    September 2012 Through 25 October                   Management  For           Voted - For
6B. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude the Pre-emption
    Rights Accruing to Shareholders in Connection with
    the Issue of Shares Or Rights to Subscribe for
    Shares As Described Under (a), Subject to Approval
    of the Supervisory Board, for A Period from 7
    September 2012 Through 25 October 2013. Provided
    That the General Meeting of Shareholders Grants
    This New Authorization, the Corresponding
    Authorization Granted at the Agm Held on 25 April
    2012 Will Cease to Apply to the Extent Not Already
    Used.                                               Management  For           Voted - For
6C. Proposal to Resolve to Authorize the Board of
    Management to Issue Shares Or Rights to Subscribe
    for Shares in the Capital of the Company, Subject
    to Supervisory Board Approval, Limited to 5% of the
    Issued Share Capital at 25 April 2012, Which 5% Can
    Only be Used in Connection with Or on the Occasion
    of Mergers, Acquisitions And/or (strategic)
    Alliances, for A Period from 7 September 2012
    Through 25 October 2013, All As More Fully
    Described in the Proxy Statement.                   Management  For           Voted - For
6D. Proposal to Resolve to Authorize the Board of
    Management to Restrict Or Exclude the Pre-emption
    Rights Accruing to Shareholders in Connection with
    the Issue of Shares Or Rights to Subscribe for
    Shares As Described Under (c), Subject to Approval
    of the Supervisory Board, for A Period from 7
    September 2012 Through 25 October 2013. Provided
    That the General Meeting of Shareholders Grants
    This New Authorization, the Corresponding
    Authorization Granted at the Agm Held on 25 April
    2012 Will Cease to Apply to the Extent Not Already
    Used.                                               Management  For           Voted - For


742




                         GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ASPEN TECHNOLOGY, INC.
CUSIP: 045327103 TICKER: AZPN
Meeting Date: 06-Dec-12  Meeting Type: Annual
1   Director                                            Management
1   Mark E. Fusco                                       Management  For           Voted - For
2   Gary E. Haroian                                     Management  For           Voted - For
2   Ratification of Selection of Independent Registered
    Public Accounting Firm                              Management  For           Voted - For
3   Advisory Vote on Executive Compensation             Management  For           Voted - For
AUTOMATIC DATA PROCESSING, INC.
CUSIP: 053015103 TICKER: ADP
Meeting Date: 13-Nov-12  Meeting Type: Annual
1   Director                                            Management
1   Ellen R. Alemany                                    Management  For           Voted - For
2   Gregory D. Brenneman                                Management  For           Voted - For
3   Leslie A. Brun                                      Management  For           Voted - For
4   Richard T. Clark                                    Management  For           Voted - For
5   Eric C. Fast                                        Management  For           Voted - For
6   Linda R. Gooden                                     Management  For           Voted - For
7   R. Glenn Hubbard                                    Management  For           Voted - For
8   John P. Jones                                       Management  For           Voted - For
9   Carlos A. Rodriguez                                 Management  For           Voted - For
10  Enrique T. Salem                                    Management  For           Voted - For
11  Gregory L. Summe                                    Management  For           Voted - For
2   Appointment of Deloitte & Touche LLP.               Management  For           Voted - For
3   Advisory Vote on Executive Compensation.            Management  For           Voted - For
BE AEROSPACE, INC.
CUSIP: 073302101 TICKER: BEAV
Meeting Date: 25-Jul-12  Meeting Type: Annual
1   Director                                            Management
1   Richard G. Hamermesh                                Management  For           Voted - For
2   Amin J. Khoury                                      Management  For           Voted - For
2   Say on Pay - an Advisory Vote on the Approval of
    Executive Compensation.                             Management  For           Voted - For
3   Proposal to Amend the Certificate of Incorporation
    to Change the Company Name to "b/e Aerospace, Inc." Management  For           Voted - For
4   Proposal to Ratify the Appointment of Deloitte &
    Touche LLP As the Company's Independent Registered
    Public Accounting Firm for the 2012 Fiscal Year.    Management  For           Voted - For
5   Proposal to Amend the be Aerospace, Inc. 2005
    Long-term Incentive Plan.                           Management  For           Voted - For


743




                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
BEBE STORES, INC.
CUSIP: 075571109 TICKER: BEBE
Meeting Date: 22-Oct-12   Meeting Type: Annual
1   Director                                             Management
1   Manny Mashouf                                        Management  For           Voted - For
2   Barbara Bass                                         Management  For           Voted - For
3   Cynthia Cohen                                        Management  For           Voted - For
4   Corrado Federico                                     Management  For           Voted - For
5   Caden Wang                                           Management  For           Voted - For
2   To Ratify the Appointment of Deloitte and Touche
    LLP As our Independent Registered Public Accounting
    Firm for the Fiscal Year Ending July 6, 2013         Management  For           Voted - For
BMC SOFTWARE, INC.
CUSIP: 055921100 TICKER: BMC
Meeting Date: 25-Jul-12   Meeting Type: Contested-Annual
1   Director                                             Management
1   Robert E. Beauchamp                                  Management  For           Voted - For
2   Jon E. Barfield                                      Management  For           Voted - For
3   Gary L. Bloom                                        Management  For           Voted - For
4   Meldon K. Gafner                                     Management  For           Voted - For
5   Mark J. Hawkins                                      Management  For           Voted - For
6   Stephan A. James                                     Management  For           Voted - For
7   P. Thomas Jenkins                                    Management  For           Voted - For
8   Louis J. Lavigne, Jr.                                Management  For           Voted - For
9   Kathleen A. O'neil                                   Management  For           Voted - For
10  Tom C. Tinsley                                       Management  For           Voted - For
2   To Approve the Bmc Software, Inc. 2013 Employee
    Stock Purchase Plan.                                 Management  For           Voted - For
3   To Ratify the Appointment by our Audit Committee of
    Ernst & Young LLP As the Independent Registered
    Public Accounting Firm of Bmc Software, Inc. for
    the Fiscal Year Ending March 31, 2013.               Management  For           Voted - For
4   To Approve Executive Compensation on an Advisory
    Basis.                                               Management  For           Voted - For
5   To Vote on A Stockholder Proposal Submitted by
    Elliott Associates, L.p. and Elliott International,
    L.p. Regarding the Repeal of Provisions Or
    Amendments of the Company's Amended and Restated
    Bylaws, As Set Forth in the Proxy Statement.         Shareholder Against       Voted - For
1   Director                                             Management
1   Carl James Schaper                                   Management  For           Voted - For
2   Thomas E. Hogan                                      Management  For           Voted - For
3   John M. Dillon                                       Management  For           Voted - For
4   Andreas W. Mattes                                    Management  For           Voted - For
5   Mgt Nom R.E. Beauchamp                               Management  For           Voted - For
6   Mgt Nom Gary L. Bloom                                Management  For           Voted - For
7   Mgt Nom Mark J. Hawkins                              Management  For           Voted - For
8   Mgt Nom S.A. James                                   Management  For           Voted - For
                                                         744





                         GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   Mgt Nom P.T. Jenkins                                Management  For           Voted - For
10  Mgt Nom L.J. Lavigne Jr                             Management  For           Voted - For
2   To Approve the Bmc Software, Inc. 2013 Employee
    Stock Purchase Plan, As Described Further in the
    Company's Proxy Statement on Schedule 14a, Filed
    with the Sec on June 5, 2012 (the "company's Proxy
    Statement").                                        Management  For           Voted - For
3   To Approve the Company's Proposal to Ratify the
    Selection by the Audit Committee of the Firm of
    Ernst & Young LLP As the Company's Independent
    Registered Public Accounting Firm for the Year
    Ending March 31, 2013.                              Management  For           Voted - For
4   To Approve, on an Advisory Basis, the Compensation
    of the Company's Named Executive Officers, As
    Described Further in the Company's Proxy Statement. Management  For           Voted - For
5   To Approve the Repealing of Any Provision of Or
    Amendment to the By- Laws Adopted by the Board
    Subsequent to November 10, 2010 Without the
    Approval of the Stockholders.                       Management  For           Voted - For
1A  To Elect Robert E. Beauchamp As Director            Management  For           Voted - For
1B  To Elect Jon E. Barfield As Director                Management  For           Voted - For
1C  To Elect Gary L. Bloom As Director                  Management  For           Voted - For
1D  To Elect John M. Dillon As Director                 Management  For           Voted - For
1E  To Elect Meldon K. Gafner As Director               Management  For           Voted - For
1F  To Elect Mark J. Hawkins As Director                Management  For           Voted - For
1G  To Elect Stephan A. James As Director               Management  For           Voted - For
1H  To Elect P. Thomas Jenkins As Director              Management  For           Voted - For
1I  To Elect Louis J. Lavigne, Jr. As Director          Management  For           Voted - For
1J  To Elect Kathleen A. O'neil As Director             Management  For           Voted - For
1K  To Elect Carl James Schaper As Director             Management  For           Voted - For
1L  To Elect Tom C. Tinsley As Director                 Management  For           Voted - For
2   To Approve the Bmc Software, Inc. 2013 Employee
    Stock Purchase Plan.                                Management  For           Voted - For
3   To Ratify the Appointment by our Audit Committee of
    Ernst & Young LLP As the Independent Registered
    Public Accounting Firm of Bmc Software, Inc. for
    the Fiscal Year Ending March 31, 2013.              Management  For           Voted - For
4   To Approve Executive Compensation on an Advisory
    Basis.                                              Management  For           Voted - For
BRIGHTPOINT, INC.
CUSIP: 109473405 TICKER: CELL
Meeting Date: 19-Sep-12  Meeting Type: Special
1   To Approve the Agreement and Plan of Merger, Dated
    As of June 29, 2012 (the "merger Agreement"), by
    and Among the Company, Ingram Micro, Inc., A
    Delaware Corporation ("parent") and Merger Sub,
    Inc., and Indiana Corporation and Wholly- Owned
    Subsidiary of Parent ("merger Sub"), All As More
    Fully Described in the Proxy Statement.             Management  For           Voted - For
2   To Approve, on A Non-binding, Advisory Basis, the
    Compensation That May be Paid Or Become Payable to
                                                        745





                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Company's Named Executive Officers That is
    Based on Or Otherwise Relates to the Merger.        Management  For           Voted - For
3   To Approve the Adjournment of the Special Meeting,
    If Necessary Or Appropriate, to Solicit Additional
    Proxies If There are Insufficient Votes at the Time
    of the Special Meeting to Approve the Merger
    Agreement.                                          Management  For           Voted - For
CA, INC.
CUSIP: 12673P105 TICKER: CA
Meeting Date: 01-Aug-12 Meeting Type: Annual
1A. Election of Director: Jens Alder                    Management  For           Voted - For
1B. Election of Director: Raymond J. Bromark            Management  For           Voted - For
1C. Election of Director: Gary J. Fernandes             Management  For           Voted - For
1D. Election of Director: Rohit Kapoor                  Management  For           Voted - For
1E. Election of Director: Kay Koplovitz                 Management  For           Voted - For
1F. Election of Director: Christopher B. Lofgren        Management  For           Voted - For
1G. Election of Director: William E. Mccracken          Management  For           Voted - For
1H. Election of Director: Richard Sulpizio              Management  For           Voted - For
1I. Election of Director: Laura S. Unger                Management  For           Voted - For
1J. Election of Director: Arthur F. Weinbach            Management  For           Voted - For
1K. Election of Director: Renato (ron) Zambonini        Management  For           Voted - For
2   To Ratify the Appointment of KPMG LLP As our
    Independent Registered Public Accounting Firm.      Management  For           Voted - For
3   To Approve, by Non-binding Vote, the Compensation
    of Named Executive Officers.                        Management  For           Voted - For
4   To Approve the Ca, Inc. 2012 Compensation Plan for
    Non-employee Directors.                             Management  For           Voted - For
CASEY'S GENERAL STORES, INC.
CUSIP: 147528103 TICKER: CASY
Meeting Date: 14-Sep-12 Meeting Type: Annual
1   Director                                            Management
1   Kenneth H. Haynie                                   Management  For           Voted - For
2   William C. Kimball                                  Management  For           Voted - For
3   Richard A. Wilkey                                   Management  For           Voted - For
2   To Ratify the Appointment of KPMG LLP As the
    Independent Auditors of the Company for the Fiscal
    Year Ending April 30, 2013.                         Management  For           Voted - For
3   To Approve, on an Advisory Basis, the Compensation
    of our Named Executive Officers.                    Management  For           Voted - For
CENTURY ALUMINUM COMPANY
CUSIP: 156431108 TICKER: CENX
Meeting Date: 18-Sep-12 Meeting Type: Annual
1   Proposal to Adopt and Approve an Amendment to our
    Amended and Restated Certificate of Incorporation


746




                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
    to Declassify our Board of Directors and Provide
    for the Annual Election of Directors.              Management  For           Voted - For
2   Proposal to Adopt and Approve an Amendment to our
    Amended and Restated Certificate of Incorporation
    Granting Stockholders Owning Not Less Than 10% of
    our Outstanding Common Stock the Right to Call A
    Special Meeting of Stockholders.                   Management  For           Voted - For
3   Director                                           Management
1   Jarl Berntzen                                      Management  For           Voted - For
4   Proposal to Ratify the Appointment of Deloitte &
    Touche LLP As the Company's Independent Registered
    Public Accounting Firm for the Fiscal Year Ending
    December 31, 2012.                                 Management  For           Voted - For
5   Proposal to Approve, on an Advisory Basis, A
    Resolution on the Compensation of our Named
    Executive Officers.                                Management  For           Voted - For
CINTAS CORPORATION
CUSIP: 172908105 TICKER: CTAS
Meeting Date: 16-Oct-12 Meeting Type: Annual
1A. Election of Director: Gerald S. Adolph             Management  For           Voted - For
1B. Election of Director: John F. Barrett              Management  For           Voted - For
1C. Election of Director: Melanie W. Barstad           Management  For           Voted - For
1D. Election of Director: Richard T. Farmer            Management  For           Voted - For
1E. Election of Director: Scott D. Farmer              Management  For           Voted - For
1F. Election of Director: James J. Johnson             Management  For           Voted - For
1G. Election of Director: Robert J. Kohlhepp           Management  For           Voted - For
1H. Election of Director: Joseph Scaminace             Management  For           Voted - For
1I. Election of Director: Ronald W. Tysoe              Management  For           Voted - For
2   Advisory Resolution to Approve Named Executive
    Officer Compensation.                              Management  For           Voted - For
3   Ratification of Ernst & Young LLP As our
    Independent Registered Public Accounting Firm for
    Fiscal Year 2013.                                  Management  For           Voted - For
CIRRUS LOGIC, INC.
CUSIP: 172755100 TICKER: CRUS
Meeting Date: 26-Jul-12 Meeting Type: Annual
1   Director                                           Management
1   John C. Carter                                     Management  For           Voted - For
2   Timothy R. Dehne                                   Management  For           Voted - For
3   Jason P. Rhode                                     Management  For           Voted - For
4   Alan R. Schuele                                    Management  For           Voted - For
5   William D. Sherman                                 Management  For           Voted - For
6   Susan Wang                                         Management  For           Voted - For
2   Ratification of the Appointment of Ernst & Young
    LLP As the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending March
    30, 2013.                                          Management  For           Voted - For


747




                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Advisory Vote to Approve Named Executive Officer
    Compensation.                                      Management  For           Voted - For
CISCO SYSTEMS, INC.
CUSIP: 17275R102 TICKER: CSCO
Meeting Date: 15-Nov-12   Meeting Type: Annual
1A. Election of Director: Carol A. Bartz               Management  For           Voted - For
1B. Election of Director: Marc Benioff                 Management  For           Voted - For
1C. Election of Director: M. Michele Burns             Management  For           Voted - For
1D. Election of Director: Michael D. Capellas          Management  For           Voted - For
1E. Election of Director: Larry R. Carter              Management  For           Voted - For
1F. Election of Director: John T. Chambers             Management  For           Voted - For
1G. Election of Director: Brian L. Halla               Management  For           Voted - For
1H. Election of Director: Dr. John L. Hennessy         Management  For           Voted - For
1I  Election of Director: Dr. Kristina M. Johnson      Management  For           Voted - For
1J. Election of Director: Richard M. Kovacevich        Management  For           Voted - For
1K. Election of Director: Roderick C. Mcgeary          Management  For           Voted - For
1L. Election of Director: Arun Sarin                   Management  For           Voted - For
1M. Election of Director: Steven M. West               Management  For           Voted - For
2   Approval of Amendment and Restatement of the
    Executive Incentive Plan.                          Management  For           Voted - For
3   Approval, on an Advisory Basis, of Executive
    Compensation.                                      Management  For           Voted - For
4   Ratification of PricewaterhouseCoopers LLP As
    Cisco's Independent Registered Public Accounting
    Firm for Fiscal 2013.                              Management  For           Voted - For
5   Approval to Have Cisco's Board Adopt A Policy to
    Have an Independent Board Chairman Whenever
    Possible.                                          Shareholder Against       Voted - For
6   Approval to Request Cisco Management to Prepare A
    Report on "conflict Minerals" in Cisco's Supply
    Chain.                                             Shareholder Against       Voted - Against
COMMVAULT SYSTEMS INC.
CUSIP: 204166102 TICKER: CVLT
Meeting Date: 22-Aug-12   Meeting Type: Annual
1   Director                                           Management
1   N. Robert Hammer                                   Management  For           Voted - For
2   Keith Geeslin                                      Management  For           Voted - For
3   Gary B. Smith                                      Management  For           Voted - For
2   Approve Appointment of Ernst & Young LLP As
    Independent Public Accountants for the Fiscal Year
    Ending March 31, 2013.                             Management  For           Voted - For
3   Approve, by Non-binding Vote, the Company's
    Executive Compensation.                            Management  For           Voted - For


748




                           GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
COMPUWARE CORPORATION
CUSIP: 205638109 TICKER: CPWR
Meeting Date: 28-Aug-12    Meeting Type: Annual
1   Director                                            Management
1   Dennis W. Archer                                    Management  For           Voted - For
2   Gurminder S. Bedi                                   Management  For           Voted - For
3   William O. Grabe                                    Management  For           Voted - For
4   Frederick A. Henderson                              Management  For           Voted - For
5   Peter Karmanos, Jr.                                 Management  For           Voted - For
6   Faye Alexander Nelson                               Management  For           Voted - For
7   Robert C. Paul                                      Management  For           Voted - For
8   Glenda D. Price                                     Management  For           Voted - For
9   W. James Prowse                                     Management  For           Voted - For
10  G. Scott Romney                                     Management  For           Voted - For
11  Ralph J. Szygenda                                   Management  For           Voted - For
2   A Non-binding Proposal to Ratify the Appointment of
    Deloitte & Touche LLP, our Independent Registered
    Public Accounting Firm, to Audit our Consolidated
    Financial Statements for the Fiscal Year Ending
    March 31, 2013.                                     Management  For           Voted - For
3   A Non-binding Proposal to Ratify the Rights
    Agreement, Dated October 25, 2000, As Amended on
    March 9, 2012.                                      Management  For           Voted - Against
4   A Proposal to Approve the Amendment to the Restated
    Articles of Incorporation to Adopt A Majority Vote
    Standard for the Election of Directors.             Management  For           Voted - For
5   A Non-binding Proposal to Approve the Compensation
    of the Company's Named Executive Officers.          Management  For           Voted - Against
COMSCORE, INC.
CUSIP: 20564W105 TICKER: SCOR
Meeting Date: 24-Jul-12    Meeting Type: Annual
1   Director                                            Management
1   William J. Henderson                                Management  For           Voted - For
2   Ronald J. Korn                                      Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP As
    the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2012.                                           Management  For           Voted - For
3   Advisory Vote to Approve Compensation Awarded to
    Named Executive Officers in 2011.                   Management  For           Voted - Against
COMVERSE TECHNOLOGY, INC.
CUSIP: 205862402 TICKER: CMVT
Meeting Date: 10-Oct-12    Meeting Type: Special
1   To Authorize the Distribution to Comverse
    Technology, Inc. Shareholders of 100% of the
    Outstanding Shares of Comverse, Inc. Common Stock.  Management  For           Voted - For


749




                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Approve the Comverse, Inc. 2012 Stock Incentive
    Compensation Plan.                                  Management  For           Voted - For
3   To Approve the Comverse, Inc. 2012 Annual
    Performance Bonus Plan.                             Management  For           Voted - For
4   To Approve A Contingent Amendment to Comverse
    Technology, Inc.'s Certificate of Incorporation to
    Effect A Reverse Stock Split of Issued and
    Outstanding Comverse Technology, Inc. Common Stock. Management  For           Voted - For
5   To Approve the Adjournment Or Postponement of the
    Special Meeting of Shareholders of Comverse
    Technology, Inc., If Necessary Or Appropriate, to
    Solicit Additional Proxies If There are Not
    Sufficient Votes at the Time of the Special Meeting
    to Authorize Or Approve the Foregoing Proposals.    Management  For           Voted - For
COPART, INC.
CUSIP: 217204106 TICKER: CPRT
Meeting Date: 05-Dec-12 Meeting Type: Annual
1   Director                                            Management
1   Willis J. Johnson                                   Management  For           Voted - For
2   A. Jayson Adair                                     Management  For           Voted - For
3   Matt Blunt                                          Management  For           Voted - For
4   Steven D. Cohan                                     Management  For           Voted - For
5   Daniel J. Englander                                 Management  For           Voted - For
6   James E. Meeks                                      Management  For           Voted - For
7   Vincent W. Mitz                                     Management  For           Voted - For
8   Thomas N. Tryforos                                  Management  For           Voted - For
2   Advisory (non-binding) Vote to Approve Executive
    Compensation for the Year Ended July 31, 2012 (say
    on Pay Vote).                                       Management  For           Voted - For
3   Ratify the Appointment of Ernst & Young LLP As our
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending July 31, 2013.               Management  For           Voted - For
CRACKER BARREL OLD COUNTRY STORE INC
CUSIP: 22410J106 TICKER: CBRL
Meeting Date: 15-Nov-12 Meeting Type: Contested-Annual
1   Director                                            Management
1   Thomas H. Barr                                      Management  For           Voted - For
2   James W. Bradford                                   Management  For           Voted - For
3   Sandra B. Cochran                                   Management  For           Voted - For
4   Glenn A. Davenport                                  Management  For           Voted - For
5   Richard J. Dobkin                                   Management  For           Voted - For
6   Norman E. Johnson                                   Management  For           Voted - For
7   William W. Mccarten                                 Management  For           Voted - For
8   Martha M. Mitchell                                  Management  For           Voted - For
9   Coleman H. Peterson                                 Management  For           Voted - For
10  Andrea M. Weiss                                     Management  For           Voted - For
2   To Approve the Company's Shareholder Rights Plan.   Management  For           Voted - Against


750




                            GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Approve, on an Advisory Basis, the Compensation
    of the Company's Named Executive Officers.          Management  For           Voted - For
4   To Ratify the Appointment of Deloitte & Touche LLP
    As the Company's Independent Registered Public
    Accounting Firm for the 2013 Fiscal Year.           Management  For           Voted - For
CREE, INC.
CUSIP: 225447101 TICKER: CREE
Meeting Date: 23-Oct-12     Meeting Type: Annual
1   Director                                            Management
1   Charles M. Swoboda                                  Management  For           Voted - For
2   Clyde R. Hosein                                     Management  For           Voted - For
3   Robert A. Ingram                                    Management  For           Voted - For
4   Franco Plastina                                     Management  For           Voted - For
5   Alan J. Ruud                                        Management  For           Voted - For
6   Robert L. Tillman                                   Management  For           Voted - For
7   Harvey A. Wagner                                    Management  For           Voted - For
8   Thomas H. Werner                                    Management  For           Voted - For
2   Approval of Amendment to the 2004 Long-term
    Incentive Compensation Plan.                        Management  For           Voted - For
3   Ratification of the Appointment of Ernst & Young
    LLP As Independent Auditors for the Fiscal Year
    Ending June 30, 2013.                               Management  For           Voted - For
4   Advisory (nonbinding) Vote to Approve Executive
    Compensation.                                       Management  For           Voted - For
CTRIP.COM INTERNATIONAL, LTD.
CUSIP: 22943F100 TICKER: CTRP
Meeting Date: 26-Oct-12     Meeting Type: Annual
S1. That the Deletion of Sentence from Article 80 of
    Currently Effective Amended and Restated Memorandum
    and Articles of Association be and Hereby is
    Authorized and Approved; That Each Director Or
    Officer be and is Hereby Authorized to Take Any and
    Every Action That Might be Necessary, Appropriate
    Or Desirable to Effect the Foregoing Resolution.    Management  For           Voted - For
CYBERONICS, INC.
CUSIP: 23251P102 TICKER: CYBX
Meeting Date: 19-Sep-12     Meeting Type: Annual
1   Director                                            Management
1   Guy C. Jackson                                      Management  For           Voted - For
2   Joseph E. Laptewicz, Jr                             Management  For           Voted - For
3   Daniel J. Moore                                     Management  For           Voted - For
4   Hugh M. Morrison                                    Management  For           Voted - For
5   Alfred J. Novak                                     Management  For           Voted - For
6   Arthur L. Rosenthal                                 Management  For           Voted - For
7   Jon T. Tremmel                                      Management  For           Voted - For


751




                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Proposal to Approve the Cyberonics, Inc. 2009 Stock
    Plan, As Amended to Increase the Maximum Number of
    Shares That Can be Issued Under the Plan by
    2,200,000 Shares.                                   Management  For           Voted - For
3   Proposal to Approve the Fiscal 2013 Executive Bonus
    Program.                                            Management  For           Voted - For
4   Proposal to Ratify the Selection of KPMG LLP As
    Cyberonics, Inc.'s Independent Registered Public
    Accounting Firm for the Fiscal Year Ending April
    26, 2013.                                           Management  For           Voted - For
5   Say on Pay - Proposal to Approve by Advisory Vote
    the Executive Compensation Described in the Proxy
    Statement.                                          Management  For           Voted - For
DRYSHIPS, INC.
CUSIP: Y2109Q101 TICKER: DRYS
Meeting Date: 01-Oct-12   Meeting Type: Annual
1   Director                                            Management
1   Evangelos Mytilinaios                               Management  For           Voted - For
2   George Xiradakis                                    Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young (hellas)
    Certified Auditors Accountants S.a., As Dryships
    Inc.'s Independent Auditors for the Fiscal Year
    Ending December 31, 2012.                           Management  For           Voted - For
EBIX, INC.
CUSIP: 278715206 TICKER: EBIX
Meeting Date: 13-Nov-12   Meeting Type: Annual
1   Director                                            Management
1   Hans U. Benz                                        Management  For           Voted - For
2   Pavan Bhalla                                        Management  For           Voted - For
3   Neil D. Eckert                                      Management  For           Voted - For
4   Rolf Herter                                         Management  For           Voted - For
5   Hans Ueli Keller                                    Management  For           Voted - For
6   Robin Raina                                         Management  For           Voted - For
2   To Ratify the Appointment of Cherry Bekaert &
    Holland, LLP As our Independent Registered Public
    Accounting Firm for the Year Ending December 31,
    2012.                                               Management  For           Voted - For
3   To Provide an Advisory Vote to Approve the 2011
    Compensation Paid to our Named Executive Officers.  Management  For           Voted - For
EDUCATION MANAGEMENT CORPORATION
CUSIP: 28140M103 TICKER: EDMC
Meeting Date: 02-Nov-12   Meeting Type: Annual
1   Director                                            Management
1   Edward H. West                                      Management  For           Vote Withheld
2   Mick J. Beekhuizen                                  Management  For           Vote Withheld
3   Samuel C. Cowley                                    Management  For           Voted - For
                                                        752





                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Adrian M. Jones                                     Management  For           Vote Withheld
5   Jeffrey T. Leeds                                    Management  For           Vote Withheld
6   John R. Mckernan, Jr.                               Management  For           Vote Withheld
7   Leo F. Mullin                                       Management  For           Vote Withheld
8   Brian A. Napack                                     Management  For           Vote Withheld
9   Todd S. Nelson                                      Management  For           Vote Withheld
10  Paul J. Salem                                       Management  For           Vote Withheld
11  Peter O. Wilde                                      Management  For           Vote Withheld
2   Ratification of Appointment of Ernst & Young LLP As
    Independent Registered Public Accounting Firm for
    Fiscal Year 2013.                                   Management  For           Voted - For
ELECTRONIC ARTS INC.
CUSIP: 285512109 TICKER: EA
Meeting Date: 26-Jul-12   Meeting Type: Annual
1A  Election of Director: Leonard S. Coleman            Management  For           Voted - For
1B  Election of Director: Jay C. Hoag                   Management  For           Voted - For
1C  Election of Director: Jeffrey T. Huber              Management  For           Voted - For
1D  Election of Director: Geraldine B. Laybourne        Management  For           Voted - For
1E  Election of Director: Gregory B. Maffei             Management  For           Voted - For
1F  Election of Director: Vivek Paul                    Management  For           Voted - For
1G  Election of Director: Lawrence F. Probst III        Management  For           Voted - For
1H  Election of Director: John S. Riccitiello           Management  For           Voted - For
1I  Election of Director: Richard A. Simonson           Management  For           Voted - For
1J  Election of Director: Luis A. Ubinas                Management  For           Voted - For
2   Approval of Amendments to the 2000 Equity Incentive
    Plan.                                               Management  For           Voted - For
3   Approval of the Executive Bonus Plan.               Management  For           Voted - For
4   Advisory Vote on the Compensation of the Named
    Executive Officers.                                 Management  For           Voted - For
5   Ratification of the Appointment of KPMG LLP As
    Independent Auditors for the Fiscal Year Ending
    March 31, 2013.                                     Management  For           Voted - For
ENERGY XXI (BERMUDA) LIMITED
CUSIP: G10082140 TICKER: EXXI
Meeting Date: 06-Nov-12   Meeting Type: Annual
1   Director                                            Management
1   Paul Davison                                        Management  For           Voted - For
2   Hill Feinberg                                       Management  For           Voted - For
2   Approval of Uhy LLP As Independent Auditors for
    Fiscal Year Ending June 30, 2013 and to Authorize
    the Audit Committee of the Board of Directors to
    Set the Auditors' Remuneration.                     Management  For           Voted - For
                                                        753





                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
FINISAR CORPORATION
CUSIP: 31787A507 TICKER: FNSR
Meeting Date: 03-Dec-12   Meeting Type: Annual
1   Director                                            Management
1   Michael C. Child                                    Management  For           Voted - For
2   Roger C. Ferguson                                   Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP As
    Finisar's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending April 30, 2013.     Management  For           Voted - For
3   To Vote on A Non-binding Advisory Resolution to
    Approve the Compensation of Finisar's Named
    Executive Officers.                                 Management  For           Voted - For
FINISH LINE, INC.
CUSIP: 317923100 TICKER: FINL
Meeting Date: 19-Jul-12   Meeting Type: Annual
1   Director                                            Management
1   Bill Kirkendall                                     Management  For           Voted - For
2   William P. Carmichael                               Management  For           Voted - For
3   Richard P. Crystal                                  Management  For           Voted - For
2   To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Company's Fiscal Year Ending March 2,
    2013.                                               Management  For           Voted - For
3   To Approve A Non-binding Advisory Resolution
    Approving the Compensation of the Company's Named
    Executive Officers.                                 Management  For           Voted - For
FLEXTRONICS INTERNATIONAL LTD.
CUSIP: Y2573F102 TICKER: FLEX
Meeting Date: 30-Aug-12   Meeting Type: Annual
1A. Re-election of Mr. James A. Davidson As A Director
    of Flextronics.                                     Management  For           Voted - For
1B. Re-election of Mr. William D. Watkins As A Director
    of Flextronics.                                     Management  For           Voted - For
2   Re-election of Mr. Lay Koon Tan As A Director of
    Flextronics.                                        Management  For           Voted - For
3   To Approve the Re-appointment of Deloitte & Touche
    LLP As Flextronics's Independent Auditors for the
    2013 Fiscal Year and to Authorize the Board of
    Directors to Fix Its Remuneration.                  Management  For           Voted - For
4   To Approve the General Authorization for the
    Directors of Flextronics to Allot and Issue
    Ordinary Shares.                                    Management  For           Voted - For
5   Non-binding, Advisory Resolution. to Approve the
    Compensation of Flextronics's Named Executive
    Officers, As Disclosed Pursuant to Item 402 of
    Regulation S-k, Set Forth in "compensation
    Discussion and Analysis" and in the Compensation


754




                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Tables and the Accompanying Narrative Disclosure
    Under "executive Compensation" in Flextronics's
    Proxy Statement Relating to Its 2012 Agm             Management  For           Voted - For
S1. Extraordinary General Meeting Proposal: to Approve
    the Renewal of the Share Purchase Mandate Relating
    to Acquisitions by Flextronics of Its Own Issued
    Ordinary Shares.                                     Management  For           Voted - For
FRED'S, INC.
CUSIP: 356108100 TICKER: FRED
Meeting Date: 26-Jul-12   Meeting Type: Annual
1   Director                                             Management
1   Michael J. Hayes                                     Management  For           Voted - For
2   John R. Eisenman                                     Management  For           Voted - For
3   Roger T. Knox                                        Management  For           Voted - For
4   Thomas H. Tashjian                                   Management  For           Voted - For
5   B. Mary Mcnabb                                       Management  For           Voted - For
6   Michael T. Mcmillan                                  Management  For           Voted - For
7   Bruce A. Efird                                       Management  For           Voted - For
8   Steven R. Fitzpatrick                                Management  For           Voted - For
2   Approval of Bdo Usa, LLP As Independent Registered
    Public Accounting Firm of the Company, As Described
    in the Proxy Statement.                              Management  For           Voted - For
3   Approval of the 2012 Long-term Incentive Plan.       Management  For           Voted - For
4   Advisory Vote on Executive Compensation.             Management  For           Voted - For
5   Approval of the Continued Use of the Shareholders
    Rights Plan.                                         Management  For           Voted - Against
6   Nomination of A Corporate Governance Expert to the
    Board of Directors.                                  Shareholder Against       Voted - For
GEN-PROBE INCORPORATED
CUSIP: 36866T103 TICKER: GPRO
Meeting Date: 31-Jul-12   Meeting Type: Special
1   Proposal to Adopt the Agreement and Plan of Merger
    by and Among Gen-probe Incorporated, Hologic, Inc.
    and Gold Acquisition Corp., As It May be Amended
    from Time to Time (the "agreement and Plan of
    Merger").                                            Management  For           Voted - For
2   Proposal to Adjourn the Special Meeting to A Later
    Date to Solicit Additional Proxies If There are
    Insufficient Votes to Approve Proposal 1 at the
    Time of the Special Meeting.                         Management  For           Voted - For
3   Proposal to Approve, on A Non- Binding Advisory
    Basis, Certain Compensation Arrangements for
    Gen-probe Incorporated's Named Executive Officers
    in Connection with the Agreement and Plan of Merger. Management  For           Voted - For


755




                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
GEORESOURCES, INC.
CUSIP: 372476101 TICKER: GEOI
Meeting Date: 31-Jul-12   Meeting Type: Special
1   Proposal to Approve and Adopt the Agreement and
    Plan of Merger, Dated As of April 24, 2012, As It
    May be Amended from Time to Time, by and Among
    Georesources, Inc., Halcon Resources Corporation,
    Leopard Sub I, Inc. and Leopard Sub II, Llc, and
    the Transactions Contemplated Thereby.               Management  For           Voted - For
2   Proposal to Approve, on A Non- Binding, Advisory
    Basis, the Compensation That May be Paid Or Become
    Payable to Georesources' Named Executive Officers
    That is Based on Or Otherwise Relates to the Merger. Management  For           Voted - For
3   Proposal to Approve the Adjournment of the Special
    Meeting, If Necessary Or Appropriate, to Solicit
    Additional Proxies If There are Not Sufficient
    Votes to Approve Proposal 1 Above.                   Management  For           Voted - For
GOLAR LNG LIMITED
CUSIP: G9456A100 TICKER: GLNG
Meeting Date: 21-Sep-12   Meeting Type: Annual
1   To Re-elect John Fredriksen As A Director of the
    Company.                                             Management  For           Voted - For
2   To Re-elect Kate Blankenship As A Director of the
    Company.                                             Management  For           Voted - For
3   To Re-elect Hans Petter Aas As A Director of the
    Company.                                             Management  For           Voted - For
4   To Re-elect Kathrine Fredriksen As A Director of
    the Company.                                         Management  For           Voted - For
5   To Re-elect Tor Olav Troim As A Director of the
    Company.                                             Management  For           Voted - For
6   Proposal to Re-appoint PricewaterhouseCoopers of
    London, England As Auditors and to Authorize the
    Directors to Determine Their Remuneration.           Management  For           Voted - For
7   Proposal to Approve the Remuneration of the
    Company's Board of Directors of A Total Amount of
    Fees Not to Exceed Us$550,000 for the Year Ended
    December 31, 2012.                                   Management  For           Voted - For
GT ADVANCED TECHNOLOGIES INC
CUSIP: 36191U106 TICKER: GTAT
Meeting Date: 22-Aug-12   Meeting Type: Annual
1   Director                                             Management
1   J. Michal Conaway                                    Management  For           Voted - For
2   Kathleen A. Cote                                     Management  For           Voted - For
3   Ernest L. Godshalk                                   Management  For           Voted - For
4   Thomas Gutierrez                                     Management  For           Voted - For
5   Matthew E. Massengill                                Management  For           Voted - For
6   Mary Petrovich                                       Management  For           Voted - For


756




                         GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   Robert E. Switz                                     Management  For           Voted - For
8   Noel G. Watson                                      Management  For           Voted - For
2   Ratification of the Appointment of Deloitte &
    Touche LLP As Independent Registered Public
    Accounting Firm of the Company for the Nine-month
    Transition Period Ending December 31, 2012.         Management  For           Voted - For
3   Approval of the Advisory Vote on Executive Officer
    Compensation.                                       Management  For           Voted - For
HERMAN MILLER, INC.
CUSIP: 600544100 TICKER: MLHR
Meeting Date: 08-Oct-12  Meeting Type: Annual
1   Director                                            Management
1   James R. Kackley*                                   Management  For           Voted - For
2   David A. Brandon#                                   Management  For           Voted - For
3   Douglas D. French#                                  Management  For           Voted - For
4   John R. Hoke III#                                   Management  For           Voted - For
2   Proposal to Ratify the Appointment of Ernst & Young
    LLP As our Independent Registered Public Accounting
    Firm.                                               Management  For           Voted - For
3   Proposal to Approve, on an Advisory Basis, the
    Compensation Paid to the Company's Named Executive
    Officers.                                           Management  For           Voted - For
ICON PLC
CUSIP: 45103T107 TICKER: ICLR
Meeting Date: 19-Jul-12  Meeting Type: Annual
O1. To Receive the Accounts and Reports                 Management  For           Voted - For
O2. To Re-elect Dr. Ronan Lambe                         Management  For           Voted - For
O3. To Re-elect Mr. Ciaran Murray                       Management  For           Voted - For
O4. To Authorise the Fixing of the Auditors'
    Remuneration                                        Management  For           Voted - For
S5. To Authorise the Company to Allot Shares            Management  For           Voted - For
S6. To Disapply the Statutory Pre- Emption Rights       Management  For           Voted - For
S7. To Authorise the Company to Purchase Its Shares     Management  For           Voted - For
ICONIX BRAND GROUP, INC.
CUSIP: 451055107 TICKER: ICON
Meeting Date: 15-Aug-12  Meeting Type: Annual
1   Director                                            Management
1   Neil Cole                                           Management  For           Voted - For
2   Barry Emanuel                                       Management  For           Voted - For
3   Drew Cohen                                          Management  For           Voted - For
4   F. Peter Cuneo                                      Management  For           Voted - For
5   Mark Friedman                                       Management  For           Voted - For
6   James A. Marcum                                     Management  For           Voted - For
7   Laurence N. Charney                                 Management  For           Voted - For


757




                            GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Ratification of the Appointment of Bdo Usa, LLP As
    the Company's Independent Registered Public
    Accountants for the Fiscal Year Ending December 31,
    2012.                                               Management  For           Voted - For
3   To Approve the Advisory Resolution on Executive
    Compensation.                                       Management  For           Voted - Against
4   To Approve the Adoption of the Company's Amended
    and Restated 2009 Equity Incentive Plan.            Management  For           Voted - For
II-VI INCORPORATED
CUSIP: 902104108 TICKER: IIVI
Meeting Date: 02-Nov-12     Meeting Type: Annual
1A. Election of Class One Director for A Three-year
    Term: Marc Y.e. Pelaez                              Management  For           Voted - For
1B. Election of Class One Director for A Three-year
    Term: Howard H. Xia                                 Management  For           Voted - For
1C. Election of Class One Director for A Three-year
    Term: Vincent D. Mattera, Jr.                       Management  For           Voted - For
2A. Election of Class Two Director for A One-year Term:
    Wendy F. Dicicco                                    Management  For           Voted - For
3   Advisory Vote to Approve the Company's Named
    Executive Officer Compensation                      Management  For           Voted - Against
4   Approval of the II-vi Incorporated 2012 Omnibus
    Incentive Plan                                      Management  For           Voted - For
5   Ratification of the Audit Committee's Selection of
    Ernst & Young LLP As the Company's Independent
    Registered Public Accounting Firm for the Fiscal
    Year Ending June 30, 2013                           Management  For           Voted - For
IMMUNOGEN, INC.
CUSIP: 45253H101 TICKER: IMGN
Meeting Date: 13-Nov-12     Meeting Type: Annual
1   To Fix the Number of Members of the Board of
    Directors at Ten (10).                              Management  For           Voted - For
2   Director                                            Management
1   Mark Skaletsky                                      Management  For           Voted - For
2   J. J. Villafranca Ph.D.                             Management  For           Voted - For
3   Nicole Onetto, Md                                   Management  For           Voted - For
4   Stephen C. Mccluski                                 Management  For           Voted - For
5   Richard J. Wallace                                  Management  For           Voted - For
6   Daniel M. Junius                                    Management  For           Voted - For
7   Howard H. Pien                                      Management  For           Voted - For
8   Mark Goldberg, Md                                   Management  For           Voted - For
9   Dean J. Mitchell                                    Management  For           Voted - For
10  Kristine Peterson                                   Management  For           Voted - For
3   To Approve an Amendment to the 2006 Employee,
    Director and Consultant Equity Incentive Plan to
    Increase the Number of Shares of Common Stock
    Authorized for Issuance Thereunder by 3,500,000.    Management  For           Voted - For


758




                             GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Approve an Amendment to the Restated Articles of
    Organization to Increase the Number of Authorized
    Shares of Common Stock from 100,000,000 to
    150,000,000.                                        Management  For           Voted - For
5   To Approve, on an Advisory Basis, the Compensation
    Paid to our Named Executive Officers, As Disclosed
    in our Proxy Statement.                             Management  For           Voted - For
6   To Ratify the Appointment of Ernst & Young LLP As
    Immunogen's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending June 30,
    2013.                                               Management  For           Voted - For
INTEGRATED DEVICE TECHNOLOGY, INC.
CUSIP: 458118106 TICKER: IDTI
Meeting Date: 13-Sep-12      Meeting Type: Annual
1   Director                                            Management
1   John Schofield                                      Management  For           Voted - For
2   Jeff Mccreary                                       Management  For           Voted - For
3   Umesh Padval                                        Management  For           Voted - For
4   Gordon Parnell                                      Management  For           Voted - For
5   Donald Schrock                                      Management  For           Voted - For
6   Ron Smith, Ph.D.                                    Management  For           Voted - For
7   T.L. Tewksbury III, Phd                             Management  For           Voted - For
8   Peter Feld                                          Management  For           Voted - For
2   To Approve, on A Non-binding, Advisory Basis, the
    Compensation of our Named Executive Officers As
    Disclosed in the Proxy Statement Pursuant to the
    Compensation Disclosure Rules of the Securities and
    Exchange Commission ("say-on- Pay").                Management  For           Voted - For
3   To Approve an Amendment and Restatement to the 2009
    Employee Stock Purchase Plan to Increase the Number
    of Shares Reserved for Issuance Thereunder from
    9,000,000 to 14,000,000.                            Management  For           Voted - For
4   To Ratify the Selection of PricewaterhouseCoopers
    LLP As the Independent Registered Public Accounting
    Firm of the Company for Its Fiscal Year Ending
    March 31, 2013.                                     Management  For           Voted - For
JACK HENRY & ASSOCIATES, INC.
CUSIP: 426281101 TICKER: JKHY
Meeting Date: 14-Nov-12      Meeting Type: Annual
1   Director                                            Management
1   J. Hall                                             Management  For           Voted - For
2   M. Flanigan                                         Management  For           Voted - For
3   W. Brown                                            Management  For           Voted - For
4   M. Shepard                                          Management  For           Voted - For
5   J. Prim                                             Management  For           Voted - For
6   T. Wilson                                           Management  For           Voted - For
7   J. Fiegel                                           Management  For           Voted - For
8   T. Wimsett                                          Management  For           Voted - For


759




                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Approve the Compensation of our Named Executive
    Officers.                                            Management  For           Voted - For
3   To Approve the Company's 2012 Annual Incentive Plan. Management  For           Voted - For
4   To Ratify the Selection of the Company's
    Independent Registered Public Accounting Firm.       Management  For           Voted - For
JDA SOFTWARE GROUP, INC.
CUSIP: 46612K108 TICKER: JDAS
Meeting Date: 13-Nov-12 Meeting Type: Annual
1A  Election of Director: J. Michael Gullard             Management  For           Voted - For
1B  Election of Director: Richard Haddrill               Management  For           Voted - For
2   To Consider an Advisory Vote to Approve the
    Compensation of our Named Executive Officers.        Management  For           Voted - For
3   To Re-approve the Material Terms of Performance
    Goals That May be Established Under the 2005
    Performance Incentive Plan to Preserve Federal
    Income Tax Deductions.                               Management  For           Voted - For
4   To Ratify the Appointment of our Public Accountants
    for the Year Ending December 31, 2012.               Management  For           Voted - For
JDS UNIPHASE CORPORATION
CUSIP: 46612J507 TICKER: JDSU
Meeting Date: 14-Nov-12 Meeting Type: Annual
1A. Election of Director: Richard E. Belluzzo            Management  For           Voted - For
1B. Election of Director: Harold L. Covert               Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As the Independent Public Accounting Firm for
    Jds Uniphase Corporation for the Fiscal Year Ending
    June 29, 2013.                                       Management  For           Voted - For
3   To Approve, by Non-binding Advisory Vote, the
    Compensation of our Named Executive Officers.        Management  For           Voted - For
4   To Approve an Amendment to our Certificate of
    Incorporation to Eliminate the Classified Structure
    of the Board of Directors.                           Management  For           Voted - For
5   To Approve Amendments to our Amended and Restated
    2003 Equity Incentive Plan.                          Management  For           Voted - For
KLA-TENCOR CORPORATION
CUSIP: 482480100 TICKER: KLAC
Meeting Date: 07-Nov-12 Meeting Type: Annual
1   Director                                             Management
1   Robert P. Akins                                      Management  For           Vote Withheld
2   Robert T. Bond                                       Management  For           Voted - For
3   Kiran M. Patel                                       Management  For           Voted - For
4   David C. Wang                                        Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending June 30,
    2013.                                                Management  For           Voted - For


760




                         GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Approve an Amendment to the Company's
    Certificate of Incorporation to Declassify the
    Company's Board of Directors.                       Management  For           Voted - For
4   Advisory Proposal on the Company's Executive
    Compensation.                                       Management  For           Voted - For
LAM RESEARCH CORPORATION
CUSIP: 512807108 TICKER: LRCX
Meeting Date: 01-Nov-12  Meeting Type: Annual
1   Director                                            Management
1   Martin B. Anstice                                   Management  For           Voted - For
2   Eric K. Brandt                                      Management  For           Voted - For
3   Michael R. Cannon                                   Management  For           Voted - For
4   Youssef A. El-mansy                                 Management  For           Voted - For
5   Christine A. Heckart                                Management  For           Voted - For
6   Grant M. Inman                                      Management  For           Voted - For
7   Catherine P. Lego                                   Management  For           Voted - For
8   Stephen G. Newberry                                 Management  For           Voted - For
9   Krishna C. Saraswat                                 Management  For           Voted - For
10  William R. Spivey                                   Management  For           Voted - For
11  Abhijit Y. Talwalkar                                Management  For           Voted - For
2   Advisory Vote on Fiscal Year 2012 Executive
    Compensation ("say on Pay").                        Management  For           Voted - For
3   Ratification of the Appointment of Independent
    Registered Public Accounting Firm for Fiscal Year
    2013.                                               Management  For           Voted - For
LIBERTY INTERACTIVE CORPORATION
CUSIP: 53071M104 TICKER: LINTA
Meeting Date: 08-Aug-12  Meeting Type: Annual
1   A Proposal (the "tracking Stock Proposal") to Amend
    and Restate our Certificate of Incorporation to
    Create A New Tracking Stock to be Designated the
    Liberty Ventures Common Stock and to Make Certain
    Conforming Changes to our Existing Liberty
    Interactive Common Stock.                           Management  For           Voted - For
2   A Proposal to Authorize the Adjournment of the
    Annual Meeting by Liberty Interactive Corporation
    to Permit Further Solicitation of Proxies, If
    Necessary Or Appropriate, If Sufficient Votes are
    Not Represented at the Annual Meeting to Approve
    the Tracking Stock Proposal.                        Management  For           Voted - For
3   Director                                            Management
1   Michael A. George                                   Management  For           Voted - For
2   Gregory B. Maffei                                   Management  For           Voted - For
3   M. Lavoy Robison                                    Management  For           Voted - For
4   A Proposal to Ratify the Selection of KPMG LLP As
    our Independent Auditors for the Fiscal Year Ending
    December 31, 2012.                                  Management  For           Voted - For
                                                        761





                           GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
LIBERTY MEDIA CORPORATION
CUSIP: 530322106 TICKER: LMCA
Meeting Date: 08-Aug-12    Meeting Type: Annual
1   Director                                            Management
1   Donne F. Fisher                                     Management  For           Voted - For
2   Gregory B. Maffei                                   Management  For           Voted - For
3   Andrea L. Wong                                      Management  For           Voted - For
2   The Say-on-pay Proposal, to Approve, on an Advisory
    Basis, the Compensation of our Named Executive
    Officers.                                           Management  For           Voted - For
3   The Say-on-frequency Proposal, to Approve, on an
    Advisory Basis, the Frequency at Which Stockholders
    are Provided an Advisory Vote on the Compensation
    of Named Executive Officers.                        Management                Voted - 1 Year
4   A Proposal to Adopt the Liberty Media Corporation
    2011 Incentive Plan.                                Management  For           Voted - Against
5   A Proposal to Adopt the Liberty Media Corporation
    2011 Nonemployee Director Incentive Plan.           Management  For           Voted - Against
6   A Proposal to Ratify the Selection of KPMG LLP As
    our Independent Auditors for the Fiscal Year Ending
    December 31, 2012.                                  Management  For           Voted - For
LINEAR TECHNOLOGY CORPORATION
CUSIP: 535678106 TICKER: LLTC
Meeting Date: 07-Nov-12    Meeting Type: Annual
1   Director                                            Management
1   Robert H. Swanson, Jr.                              Management  For           Voted - For
2   Lothar Maier                                        Management  For           Voted - For
3   Arthur C. Agnos                                     Management  For           Voted - For
4   John J. Gordon                                      Management  For           Voted - For
5   David S. Lee                                        Management  For           Voted - For
6   Richard M. Moley                                    Management  For           Voted - For
7   Thomas S. Volpe                                     Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - Against
3   To Ratify the Appointment of Ernst & Young LLP As
    the Independent Registered Public Accounting Firm
    of the Company for the Fiscal Year Ending June 30,
    2013.                                               Management  For           Voted - For
LOGITECH INTERNATIONAL S.A.
CUSIP: H50430232 TICKER: LOGI
Meeting Date: 05-Sep-12    Meeting Type: Annual
1   Approval of Annual Report, Compensation Report,
    Consolidated Financial Statements and the Statutory
    Financial Statements.                               Management  For           Voted - For
2   Advisory Vote on Executive Compensation             Management  For           Voted - For
3.1 Appropriation of Retained Earnings                  Management  For           Voted - For
3.2 Distribution of Capital Contribution Reserves       Management  For           Voted - For


762




                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Reduction of Share Capital by Cancellation of
    Repurchased Shares                                  Management  For           Voted - For
5   Amendment & Restatement of 2006 Stock Incentive
    Plan, Including Increase to Number of Shares
    Available for Issuance Under Plan                   Management  For           Voted - For
6   Authorization to Exceed 10% Holding of Own Share
    Capital                                             Management  For           Voted - For
7   Release of the Board of Directors and Executive
    Officers from Liability for Activities During
    Fiscal Year 2012                                    Management  For           Voted - For
8   Decrease of the Term of Office for Members of the
    Board of Directors                                  Management  For           Voted - For
9.1 Re-election of Mr. Erh-hsun Chang                   Management  For           Voted - For
9.2 Re-election of Mr. Kee-lock Chua                    Management  For           Voted - For
9.3 Election of Mr. Didier Hirsch                       Management  For           Voted - For
10  Re-election of PricewaterhouseCoopers S.a. As
    Auditors and Ratification of Appointment of
    PricewaterhouseCoopers LLP As Independent
    Registered Public Accounting Firm.                  Management  For           Voted - For
MAXIM INTEGRATED PRODUCTS, INC.
CUSIP: 57772K101 TICKER: MXIM
Meeting Date: 14-Nov-12 Meeting Type: Annual
1   Director                                            Management
1   Tunc Doluca                                         Management  For           Voted - For
2   B. Kipling Hagopian                                 Management  For           Voted - For
3   James R. Bergman                                    Management  For           Voted - For
4   Joseph R. Bronson                                   Management  For           Voted - For
5   Robert E. Grady                                     Management  For           Voted - For
6   William D. Watkins                                  Management  For           Voted - For
7   A.R. Frank Wazzan                                   Management  For           Voted - For
2   To Ratify the Appointment of Deloitte & Touche LLP
    As Maxim's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending June 29, 2013.      Management  For           Voted - For
3   To Ratify and Approve an Amendment to Maxim's 2008
    Employee Stock Purchase Plan to Increase the Number
    of Shares Available for Issuance Thereunder by
    2,000,000 Shares.                                   Management  For           Voted - For
4   To Ratify and Approve an Amendment and Restatement
    of the Company's 1996 Stock Incentive Plan (as
    Amended, the "plan") to Increase the Number of
    Shares Available for Issuance Thereunder by
    6,000,000 Shares and to Expand the Performance
    Metrics for Employee Equity Grants Under the Plan.  Management  For           Voted - For
5   Advisory Vote on Executive Compensation.            Management  For           Voted - For
MICROCHIP TECHNOLOGY INCORPORATED
CUSIP: 595017104 TICKER: MCHP
Meeting Date: 17-Aug-12 Meeting Type: Annual
1   Director                                            Management


763




                            GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Steve Sanghi                                        Management  For           Voted - For
2   Albert J. Hugo-martinez                             Management  For           Voted - For
3   L.B. Day                                            Management  For           Voted - For
4   Matthew W. Chapman                                  Management  For           Voted - For
5   Wade F. Meyercord                                   Management  For           Voted - For
2   Amend and Restate our 2004 Equity Incentive Plan to
    (i) Increase Number of Shares of Common Stock
    Authorized for Issuance Thereunder by 9,900,000,
    (ii) Extend the Term of the Plan Through May 22,
    2022, (iii) Re- Approve Material Terms of Plan, All
    As More Fully Described in the Proxy Statement.     Management  For           Voted - For
3   Proposal to Approve the Issuance of Shares of our
    Common Stock Upon Conversion of our Convertible
    Debentures As Required by the Nasdaq Listing Rules,
    All As More Fully Described in the Proxy Statement. Management  For           Voted - For
4   Proposal to Ratify the Appointment of Ernst & Young
    LLP As the Independent Registered Public Accounting
    Firm of Microchip for the Fiscal Year Ending March
    31, 2013.                                           Management  For           Voted - For
5   Proposal to Approve an Advisory (non-binding) Vote
    on the Compensation of our Named Executives.        Management  For           Voted - For
MICROS SYSTEMS, INC.
CUSIP: 594901100 TICKER: MCRS
Meeting Date: 16-Nov-12     Meeting Type: Annual
1   Director                                            Management
1   Louis M. Brown, Jr.                                 Management  For           Voted - For
2   B. Gary Dando                                       Management  For           Voted - For
3   A.L. Giannopoulos                                   Management  For           Voted - For
4   F. Suzanne Jenniches                                Management  For           Voted - For
5   John G. Puente                                      Management  For           Voted - For
6   Dwight S. Taylor                                    Management  For           Voted - For
2   Proposal to Ratify the Appointment of
    PricewaterhouseCoopers LLP As the Independent
    Registered Public Accounting Firm of the Company
    for the 2013 Fiscal Year                            Management  For           Voted - For
3   Proposal to Amend the Company's 1991 Stock Option
    Plan to Authorize the Issuance of an Additional
    1,200,000 Shares of Common Stock Under the Plan     Management  For           Voted - For
4   Advisory Vote on Compensation of Company's Named
    Executive Officers                                  Management  For           Voted - For
MICROSOFT CORPORATION
CUSIP: 594918104 TICKER: MSFT
Meeting Date: 28-Nov-12     Meeting Type: Annual
1   Election of Director: Steven A. Ballmer             Management  For           Voted - For
2   Election of Director: Dina Dublon                   Management  For           Voted - For
3   Election of Director: William H. Gates III          Management  For           Voted - For
4   Election of Director: Maria M. Klawe                Management  For           Voted - For
5   Election of Director: Stephen J. Luczo              Management  For           Voted - For
                                                        764





                         GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Election of Director: David F. Marquardt            Management  For           Voted - For
7   Election of Director: Charles H. Noski              Management  For           Voted - For
8   Election of Director: Helmut Panke                  Management  For           Voted - For
9   Election of Director: John W. Thompson              Management  For           Voted - For
10  Advisory Vote on Named Executive Officer
    Compensation (the Board Recommends A Vote for This
    Proposal)                                           Management  For           Voted - For
11  Approval of Employee Stock Purchase Plan (the Board
    Recommends A Vote for This Proposal)                Management  For           Voted - For
12  Ratification of Deloitte & Touche LLP As our
    Independent Auditor for Fiscal Year 2013 (the Board
    Recommends A Vote for This Proposal)                Management  For           Voted - For
13  Shareholder Proposal - Adopt Cumulative Voting (the
    Board Recommends A Vote Against This Proposal)      Shareholder Against       Voted - Against
MOLEX INCORPORATED
CUSIP: 608554101 TICKER: MOLX
Meeting Date: 26-Oct-12  Meeting Type: Annual
1   Director                                            Management
1   Michelle L. Collins                                 Management  For           Voted - For
2   Fred L. Krehbiel                                    Management  For           Voted - For
3   David L. Landsittel                                 Management  For           Voted - For
4   Joe W. Laymon                                       Management  For           Voted - For
5   James S. Metcalf                                    Management  For           Voted - For
2   Ratification of the Selection of Ernst & Young LLP
    As the Independent Auditor for Fiscal Year 2013.    Management  For           Voted - For
MONRO MUFFLER BRAKE, INC.
CUSIP: 610236101 TICKER: MNRO
Meeting Date: 07-Aug-12  Meeting Type: Annual
1   Director                                            Management
1   Richard A. Berenson                                 Management  For           Voted - For
2   Donald Glickman                                     Management  For           Voted - For
3   James R. Wilen                                      Management  For           Voted - For
4   Elizabeth A. Wolszon                                Management  For           Voted - For
5   John W. Van Heel                                    Management  For           Voted - For
2   To Approve an Amendment to the Company's Restated
    Certificate of Incorporation to Increase the Number
    of Authorized Shares of Common Stock from
    45,000,000 to 65,000,000.                           Management  For           Voted - For
3   To Approve, on A Non-binding Basis, the
    Compensation Paid to the Company's Named Executive
    Officers.                                           Management  For           Voted - For
4   To Ratify the Re-appointment of
    PricewaterhouseCoopers LLP As the Independent
    Registered Public Accounting Firm of the Company
    for the Fiscal Year Ending March 30, 2013.          Management  For           Voted - For
                                                        765





                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MYRIAD GENETICS, INC.
CUSIP: 62855J104 TICKER: MYGN
Meeting Date: 05-Dec-12   Meeting Type: Annual
1   Director                                            Management
1   John T. Henderson, M.D.                             Management  For           Voted - For
2   S. Louise Phanstiel                                 Management  For           Voted - For
2   To Approve Proposed Amendments to the Company's
    2010 Employee, Director and Consultant Equity
    Incentive Plan.                                     Management  For           Voted - Against
3   To Approve the Adoption of the Company's 2012
    Employee Stock Purchase Plan.                       Management  For           Voted - For
4   To Approve the Adoption of the Company's 2013
    Executive Incentive Plan.                           Management  For           Voted - For
5   To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending June 30, 2013.      Management  For           Voted - For
6   To Approve, on an Advisory Basis, the Compensation
    of the Company's Named Executive Officers, As
    Disclosed in the Proxy Statement.                   Management  For           Voted - For
NETAPP, INC
CUSIP: 64110D104 TICKER: NTAP
Meeting Date: 31-Aug-12   Meeting Type: Annual
1   Director                                            Management
1   Daniel J. Warmenhoven                               Management  For           Voted - For
2   Nicholas G. Moore                                   Management  For           Voted - For
3   Thomas Georgens                                     Management  For           Voted - For
4   Jeffry R. Allen                                     Management  For           Voted - For
5   Alan L. Earhart                                     Management  For           Voted - For
6   Gerald Held                                         Management  For           Voted - For
7   T. Michael Nevens                                   Management  For           Voted - For
8   George T. Shaheen                                   Management  For           Voted - For
9   Robert T. Wall                                      Management  For           Voted - For
10  Richard P. Wallace                                  Management  For           Voted - For
2   To Approve an Amendment to the 1999 Stock Option
    Plan to Increase the Share Reserve by an Additional
    7,350,000 Shares of Common Stock.                   Management  For           Voted - For
3   To Approve an Amendment to the Company's Employee
    Stock Purchase Plan to Increase the Share Reserve
    by an Additional 5,000,000 Shares of Common Stock.  Management  For           Voted - For
4   To Approve an Advisory Vote on Named Executive
    Officer Compensation.                               Management  For           Voted - For
5   To Ratify the Appointment of Deloitte & Touche LLP
    As Independent Auditors of the Company for the
    Fiscal Year Ending April 26, 2013.                  Management  For           Voted - For
6   To Consider A Stockholder Proposal Regarding the
    Adoption of A Simple Majority Voting Standard for
    Stockholder Matters, If Properly Presented at the
    Meeting.                                            Shareholder               Voted - For


766




                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
NETEASE, INC.
CUSIP: 64110W102 TICKER: NTES
Meeting Date: 06-Sep-12   Meeting Type: Annual
1A  Re-election of Director: William Lei Ding           Management  For           Voted - For
1B  Re-election of Director: Alice Cheng                Management  For           Voted - For
1C  Re-election of Director: Denny Lee                  Management  For           Voted - For
1D  Re-election of Director: Joseph Tong                Management  For           Voted - For
1E  Re-election of Director: Lun Feng                   Management  For           Voted - For
1F  Re-election of Director: Michael Leung              Management  For           Voted - For
1G  Re-election of Director: Michael Tong               Management  For           Voted - For
2   Appoint PricewaterhouseCoopers Zhong Tian Cpas
    Limited Company As Independent Auditors of Netease,
    Inc. for the Fiscal Year Ending December 31, 2012.  Management  For           Voted - For
NETSCOUT SYSTEMS, INC.
CUSIP: 64115T104 TICKER: NTCT
Meeting Date: 21-Aug-12   Meeting Type: Annual
1   Director                                            Management
1   Victor A. Demarines                                 Management  For           Voted - For
2   Vincent J. Mullarkey                                Management  For           Voted - For
2   To Ratify the Selection of PricewaterhouseCoopers
    LLP to Serve As our Independent Registered Public
    Accounting Firm for the Fiscal Year Ending March
    31, 2013.                                           Management  For           Voted - For
3   To Approve, on an Advisory Basis, the Compensation
    of our Named Executive Officers, As Disclosed in
    This Proxy Statement in Accordance with Securities
    Exchange Commission Rules.                          Management  For           Voted - For
NICE-SYSTEMS LTD.
CUSIP: 653656108 TICKER: NICE
Meeting Date: 12-Sep-12   Meeting Type: Annual
1.1 Election of Director: Ron Gutler                    Management  For           Voted - For
1.2 Election of Director: Joseph Atsmon                 Management  For           Voted - For
1.3 Election of Director: Rimon Ben- Shaoul             Management  For           Voted - For
1.4 Election of Director: Yoseph Dauber                 Management  For           Voted - For
1.5 Election of Director: David Kostman                 Management  For           Voted - For
1.6 Election of Director: Yehoshua (shuki) Ehrlich      Management  For           Voted - For
2   To Approve the Increase of the Annual Fee Paid to
    the Company's Independent Directors                 Management  For           Voted - For
3   To Approve the Increase of the Special Annual Fee
    Paid to the Chairman of the Board of Directors      Management  For           Voted - For
4   To Approve the Grant of Options to the Company's
    Independent Directors                               Management  For           Voted - For
5   To Approve Liability Insurance in Favor of the
    Company's Independent Directors                     Management  For           Voted - For


767




                              GLOBAL X NASDAQ 500 ETF
PROPOSAL                                               PROPOSED BY     MGT. POSITION REGISTRANT VOTED
6   To Re-appoint the Company's Independent Auditors
    and to Authorize the Company's Board of Directors
    to Fix Their Remuneration                          Management      For           Voted - For
OMNIVISION TECHNOLOGIES, INC.
CUSIP: 682128103 TICKER: OVTI
Meeting Date: 27-Sep-12       Meeting Type: Annual
1   Director                                           Management
1   Joseph Jeng                                        Management      For           Voted - For
2   Dwight Steffensen                                  Management      For           Voted - For
2   Ratification of PricewaterhouseCoopers LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending April 30, 2013.    Management      For           Voted - For
3   Advisory Resolution to Approve Executive
    Compensation.                                      Management      For           Voted - For
OPEN TEXT CORPORATION
CUSIP: 683715106 TICKER: OTEX
Meeting Date: 27-Sep-12       Meeting Type: Annual and Special Meeting
1   Director                                           Management
1   P. Thomas Jenkins                                  Management      For           Voted - For
2   Mark Barrenechea                                   Management      For           Voted - For
3   Randy Fowlie                                       Management      For           Voted - For
4   Gail Hamilton                                      Management      For           Voted - For
5   Brian J. Jackman                                   Management      For           Voted - For
6   Stephen J. Sadler                                  Management      For           Voted - For
7   Michael Slaunwhite                                 Management      For           Voted - For
8   Katharine B. Stevenson                             Management      For           Voted - For
9   Deborah Weinstein                                  Management      For           Voted - For
2   Re-appoint KPMG LLP, Chartered Accountants, As
    Independent Auditors for the Company and Authorize
    the Directors to Fix the Auditors' Remuneration.   Management      For           Voted - For
3   The Resolution Attached As Schedule "a" to the
    Management Information Circular Dated August 20,
    2012 Approving the Amendment to the Company's 2004
    Stock Option Plan to Reserve for Issuance an
    Additional 2,500,000 Common Shares Under the 2004
    Stock Option Plan.                                 Management      For           Voted - For
ORACLE CORPORATION
CUSIP: 68389X105 TICKER: ORCL
Meeting Date: 07-Nov-12       Meeting Type: Annual
1   Director                                           Management
1   Jeffrey S. Berg                                    Management      For           Voted - For
2   H. Raymond Bingham                                 Management      For           Voted - For
3   Michael J. Boskin                                  Management      For           Voted - For
4   Safra A. Catz                                      Management      For           Voted - For
5   Bruce R. Chizen                                    Management      For           Voted - For


768




                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   George H. Conrades                                  Management  For           Voted - For
7   Lawrence J. Ellison                                 Management  For           Voted - For
8   Hector Garcia-molina                                Management  For           Voted - For
9   Jeffrey O. Henley                                   Management  For           Voted - For
10  Mark V. Hurd                                        Management  For           Voted - For
11  Donald L. Lucas                                     Management  For           Voted - For
12  Naomi O. Seligman                                   Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - Against
3   Approval of Increase in Shares Under the Directors'
    Stock Plan.                                         Management  For           Voted - For
4   Ratification of the Selection of Ernst & Young LLP
    As Independent Registered Public Accounting Firm
    for Fiscal Year 2013.                               Management  For           Voted - For
5   Stockholder Proposal Regarding Multiple Performance
    Metrics.                                            Shareholder Against       Voted - For
6   Stockholder Proposal Regarding Independent Board
    Chairman.                                           Shareholder Against       Voted - For
7   Stockholder Proposal Regarding Equity Retention
    Policy.                                             Shareholder Against       Voted - Against
8   Stockholder Proposal Regarding Equity Acceleration
    Upon A Change in Control of Oracle.                 Shareholder Against       Voted - For
PAREXEL INTERNATIONAL CORPORATION
CUSIP: 699462107 TICKER: PRXL
Meeting Date: 06-Dec-12   Meeting Type: Annual
1   Director                                            Management
1   Eduard E. Holdener                                  Management  For           Voted - For
2   Richard L. Love                                     Management  For           Voted - For
2   Approve, in an Advisory Vote, the Compensation of
    our Named Executive Officers As Presented in the
    Proxy Statement.                                    Management  For           Voted - For
3   Approve an Amendment to our 2010 Stock Incentive
    Plan to Increase the Maximum Number of Shares
    Available for Issuance Under the Plan by 3,000,000
    Shares.                                             Management  For           Voted - For
4   Approve an Amendment to our Restated Articles of
    Organization, As Amended, to Increase the Number of
    Authorized Shares of Common Stock, $.01 Par Value
    Per Share, from 75,000,000 to 150,000,000.          Management  For           Voted - Against
5   To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending June 30, 2013.      Management  For           Voted - For
PATTERSON COMPANIES, INC.
CUSIP: 703395103 TICKER: PDCO
Meeting Date: 10-Sep-12   Meeting Type: Annual
1   Director                                            Management
1   Scott P. Anderson*                                  Management  For           Voted - For
2   Ellen A. Rudnick*                                   Management  For           Voted - For
3   Harold C. Slavkin*                                  Management  For           Voted - For
                                                        769





                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   James W. Wiltz*                                     Management  For           Voted - For
5   Jody H. Feragen**                                   Management  For           Voted - For
2   To Approve the Amendment to our Bylaws.             Management  For           Voted - For
3   To Approve the Amendment to our Amended and
    Restated Equity Incentive Plan.                     Management  For           Voted - For
4   To Approve the Amendment to our Amended and
    Restated Employee Stock Purchase Plan.              Management  For           Voted - For
5   Advisory Approval of Executive Compensation.        Management  For           Voted - For
6   To Ratify the Selection of Ernst & Young LLP As our
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending April 27, 2013.
    the Board of Directors Recommends A
    Vote "against" Item 7                               Management  For           Voted - For
7   To Approve the Shareholder Proposal Regarding the
    Adoption of Cumulative Voting.                      Shareholder Against       Voted - Against
PAYCHEX, INC.
CUSIP: 704326107 TICKER: PAYX
Meeting Date: 23-Oct-12   Meeting Type: Annual
1A. Election of Director: B. Thomas Golisano            Management  For           Voted - For
1B. Election of Director: Joseph G. Doody               Management  For           Voted - For
1C. Election of Director: David J. S. Flaschen          Management  For           Voted - For
1D. Election of Director: Phillip Horsley               Management  For           Voted - For
1E. Election of Director: Grant M. Inman                Management  For           Voted - For
1F. Election of Director: Pamela A. Joseph              Management  For           Voted - For
1G. Election of Director: Martin Mucci                  Management  For           Voted - For
1H. Election of Director: Joseph M. Tucci               Management  For           Voted - For
1I. Election of Director: Joseph M. Velli               Management  For           Voted - For
2   Advisory Vote to Approve Named Executive Officer
    Compensation.                                       Management  For           Voted - For
3   Ratification of the Selection of Ernst & Young LLP
    As the Company's Independent Registered Public
    Accounting Firm.                                    Management  For           Voted - For
PERRIGO COMPANY
CUSIP: 714290103 TICKER: PRGO
Meeting Date: 06-Nov-12   Meeting Type: Annual
1   Director                                            Management
1   Gary M. Cohen                                       Management  For           Voted - For
2   David T. Gibbons                                    Management  For           Voted - For
3   Ran Gottfried                                       Management  For           Voted - For
4   Ellen R. Hoffing                                    Management  For           Voted - For
2   An Advisory Vote to Approve the Compensation of the
    Company's Named Executive Officers.                 Management  For           Voted - For
3   Ratification of Appointment of Ernst & Young LLP As
    our Independent Registered Public Accounting Firm
    for Fiscal Year 2013.                               Management  For           Voted - For


770




                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
PSS WORLD MEDICAL, INC.
CUSIP: 69366A100 TICKER: PSSI
Meeting Date: 16-Aug-12   Meeting Type: Annual
1A. Election of Class I Director: Jeffrey C. Crowe       Management  For           Voted - For
1B. Election of Class I Director: A. Hugh Greene         Management  For           Voted - For
1C. Election of Class I Director: Steven T. Halverson    Management  For           Voted - For
2   Ratify the Appointment of KPMG LLP As the Company's
    Independent Registered Public Accounting Firm for
    the 2013 Fiscal Year.                                Management  For           Voted - For
3   Approve, on A Non-binding Advisory Basis, the
    Compensation of the Company's Named Executive
    Officers.                                            Management  For           Voted - For
QLOGIC CORPORATION
CUSIP: 747277101 TICKER: QLGC
Meeting Date: 23-Aug-12   Meeting Type: Annual
1A. Election of Director: Simon Biddiscombe              Management  For           Voted - For
1B. Election of Director: H.k. Desai                     Management  For           Voted - For
1C. Election of Director: Balakrishnan S. Iyer           Management  For           Voted - For
1D. Election of Director: Kathryn B. Lewis               Management  For           Voted - For
1E. Election of Director: D. Scott Mercer                Management  For           Voted - For
1F. Election of Director: George D. Wells                Management  For           Voted - For
1G. Election of Director: William M. Zeitler             Management  For           Voted - For
2   Advisory Vote to Approve the Compensation of the
    Company's Named Executive Officers As Set Forth in
    the Accompanying Proxy Statement.                    Management  For           Voted - For
3   Ratification of Appointment of KPMG LLP As
    Independent Registered Public Accounting Firm.       Management  For           Voted - For
QUALITY SYSTEMS, INC.
CUSIP: 747582104 TICKER: QSII
Meeting Date: 16-Aug-12   Meeting Type: Contested-Annual
1   Director                                             Management
1   Craig A. Barbarosh                                   Management  For           Voted - For
2   George H. Bristol                                    Management  For           Voted - For
3   Mark H. Davis                                        Management  For           Voted - For
4   D. Russell Pflueger                                  Management  For           Voted - For
5   Steven T. Plochocki                                  Management  For           Voted - For
6   Sheldon Razin                                        Management  For           Voted - For
7   Lance E. Rosenzweig                                  Management  For           Voted - For
8   Maureen A. Spivack                                   Management  For           Voted - For
2   Advisory Vote to Approve the Compensation of our
    Named Executive Officers.                            Management  For           Voted - For
3   Ratification of the Appointment of
    PricewaterhouseCoopers LLP As our Independent
    Public Accountants for the Fiscal Year Ending March
    31, 2013.                                            Management  For           Voted - For


771




                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
QUEST SOFTWARE, INC.
CUSIP: 74834T103 TICKER: QSFT
Meeting Date: 25-Sep-12 Meeting Type: Special
1   To Adopt the Agreement & Plan of Merger (the
    "merger Agreement") Among the Company, Dell Inc., A
    Delaware Corporation ("parent") & Diamond Merger
    Sub Inc. A Delaware Corporation & Wholly Owned
    Subsidiary of Parent ("merger Sub") Providing for
    the Merger of Merger Sub with & Into the Company
    ("merger"), with the Company Surviving the Merger
    As A Wholly Owned Subsidiary of Parent.              Management  For           Voted - For
2   To Consider and Vote on A Non- Binding, Advisory
    Proposal to Approve the Compensation That May
    Become Payable to the Company's Named Executive
    Officers in Connection with the Completion of the
    Merger.                                              Management  For           Voted - For
3   To Approve the Adjournment of the Special Meeting,
    If Necessary Or Appropriate, to Solicit Additional
    Proxies If There are Insufficient Votes at the Time
    of the Special Meeting to Adopt the Merger
    Agreement.                                           Management  For           Voted - For
RADWARE LTD.
CUSIP: M81873107 TICKER: RDWR
Meeting Date: 08-Nov-12 Meeting Type: Annual
1A. Re-election of Class I Director to Serve Until 2015
    Annual General Meeting: Mr. Yehuda Zisapel           Management  For           Voted - For
1B. Re-election of Class I Director to Serve Until 2015
    Annual General Meeting: Mr. Avraham Asheri           Management  For           Voted - For
2   To Re-elect Mr. David Rubner As an External
    Director of the Company for A Period of Three Years. Management  For           Voted - For
3   To Approve Modification in Terms of Compensation to
    the Chief Executive Officer of the Company.          Management  For           Voted - For
4   To Approve Terms of Procurement of Directors' and
    Officers' Liability Insurance Policy.                Management  For           Voted - For
5   To Approve the Reappointment of Kost Forer Gabbay &
    Kasierer, A Member of Ernst & Young Global, As the
    Company's Auditors, and to Authorize the Board of
    Directors to Delegate to the Audit Committee the
    Authority to Fix Their Remuneration in Accordance
    with the Volume and Nature of Their Services to the
    Company for Such Fiscal Year.                        Management  For           Voted - For
RESOURCES CONNECTION, INC.
CUSIP: 76122Q105 TICKER: RECN
Meeting Date: 18-Oct-12 Meeting Type: Annual
1   Director                                             Management
1   Susan Crawford                                       Management  For           Voted - For
2   Donald Murray                                        Management  For           Voted - For
3   A. Robert Pisano                                     Management  For           Voted - For


772




                            GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Michael Wargotz                                     Management  For           Voted - For
2   Ratification of the Engagement of Mcgladrey LLP As
    the Company's Independent Registered Public
    Accounting Firm for Fiscal Year 2013.               Management  For           Voted - For
3   Advisory Vote to Approve the Company's Executive
    Compensation.                                       Management  For           Voted - For
RF MICRO DEVICES, INC.
CUSIP: 749941100 TICKER: RFMD
Meeting Date: 16-Aug-12     Meeting Type: Annual
1   Director                                            Management
1   Walter H. Wilkinson, Jr                             Management  For           Voted - For
2   Robert A. Bruggeworth                               Management  For           Voted - For
3   Daniel A. Dileo                                     Management  For           Voted - For
4   Jeffery R. Gardner                                  Management  For           Voted - For
5   John R. Harding                                     Management  For           Voted - For
6   Masood A. Jabbar                                    Management  For           Voted - For
7   Casimir S. Skrzypczak                               Management  For           Voted - For
8   Erik H. Van Der Kaay                                Management  For           Voted - For
2   To Approve, on an Advisory Basis, the Compensation
    of our Named Executive Officers (as Defined in the
    Proxy Statement).                                   Management  For           Voted - For
3   To Approve the 2012 Stock Incentive Plan.           Management  For           Voted - For
4   To Amend the Employee Stock Purchase Plan to
    Increase the Number of Shares Authorized for
    Issuance.                                           Management  For           Voted - For
5   To Ratify the Appointment of Ernst & Young LLP As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending March 30, 2013.          Management  For           Voted - For
ROYAL GOLD, INC.
CUSIP: 780287108 TICKER: RGLD
Meeting Date: 14-Nov-12     Meeting Type: Annual
1A. Election of Director: Stanley Dempsey               Management  For           Voted - For
1B. Election of Director: Tony Jensen                   Management  For           Voted - For
1C. Election of Director: Gordon J. Bogden              Management  For           Voted - For
2   Proposal to Ratify the Appointment of Ernst & Young
    LLP As Independent Registered Public Accountants of
    the Company for the Fiscal Year Ending June 30,
    2013.                                               Management  For           Voted - For
3   Proposal to Approve the Advisory Resolution
    Relating to Executive Compensation.                 Management  For           Voted - For
SEAGATE TECHNOLOGY PLC
CUSIP: G7945M107 TICKER: STX
Meeting Date: 24-Oct-12     Meeting Type: Annual
1A. Election of Director: Stephen J. Luczo              Management  For           Voted - For
1B. Election of Director: Frank J. Biondi, Jr.          Management  For           Voted - For
                                                        773





                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1C. Election of Director: Michael R. Cannon             Management  For           Voted - For
1D. Election of Director: Mei-wei Cheng                 Management  For           Voted - For
1E. Election of Director: William T. Coleman            Management  For           Voted - For
1F. Election of Director: Jay L. Geldmacher             Management  For           Voted - For
1G. Election of Director: Dr. Seh-woong Jeong           Management  For           Voted - For
1H. Election of Director: Lydia M. Marshall             Management  For           Voted - For
1I. Election of Director: Kristen M. Onken              Management  For           Voted - For
1J. Election of Director: Dr. Chong Sup Park            Management  For           Voted - For
1K. Election of Director: Gregorio Reyes                Management  For           Voted - For
1L. Election of Director: Edward J. Zander              Management  For           Voted - For
2   To Approve the Seagate Technology PLC Amended and
    Restated Employee Stock Purchase Plan.              Management  For           Voted - For
3   To Determine the Price Range at Which the Company
    Can Re-issue Treasury Shares Off-market.            Management  For           Voted - Against
4   To Authorize Holding the 2013 Annual General
    Meeting of Shareholders of the Company at A
    Location Outside of Ireland.                        Management  For           Voted - For
5   To Approve, in A Non-binding Advisory Vote, the
    Company's Named Executive Officer Compensation.     Management  For           Voted - For
6   To Ratify, in A Non-binding Vote, the Appointment
    of Ernst & Young LLP As the Independent Auditors
    for Fiscal Year 2013 and to Authorize, in A Binding
    Vote, the Audit Committee of the Board of Directors
    to Set the Auditors' Remuneration.                  Management  For           Voted - For
SILICON MOTION TECHNOLOGY CORP.
CUSIP: 82706C108 TICKER: SIMO
Meeting Date: 26-Sep-12 Meeting Type: Annual
1A. Election of Director: Mr. Yung-chien Wang           Management  For           Voted - For
1B. Election of Director: Mr. Steve Chen                Management  For           Voted - For
2   Ratify the Selection of Deloitte & Touche As
    Independent Auditors and Authorization to Fix Their
    Remuneration.                                       Management  For           Voted - For
SINA CORPORATION
CUSIP: G81477104 TICKER: SINA
Meeting Date: 10-Aug-12 Meeting Type: Annual
1   Re-election of Yan Wang As A Director of the
    Company.                                            Management  For           Voted - For
2   Re-election of Song-yi Zhang As A Director of the
    Company.                                            Management  For           Voted - For
3   Ratify the Appointment of PricewaterhouseCoopers
    Zhong Tian Cpas Limited Company As the Independent
    Auditors of the Company.                            Management  For           Voted - For
S4. As A Special Resoultion, Approval of the Amendment
    of Article 71 Set Forth in the Second Amended and
    Restated Articles of Association of the Company by
    Adopting the Third Amended and Restated Articles of
    Association of the Company.                         Management  For           Voted - For


774




                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SPREADTRUM COMMUNICATIONS, INC.
CUSIP: 849415203 TICKER: SPRD
Meeting Date: 27-Jul-12   Meeting Type: Annual
O1  That Leo Li, Currently A Class II Director of the
    Company, be Re- Elected for A Full Term of Three
    Years.                                              Management  For           Voted - For
O2  That Carol Yu, Currently A Class II Director of the
    Company, be Re- Elected for A Full Term of Three
    Years.                                              Management  For           Voted - For
O3  That Zhongrui Xia, Currently A Class II Director of
    the Company, be Re- Elected for A Full Term of
    Three Years.                                        Management  For           Voted - For
O4  That Addition of 2,700,000 Ordinary Shares of
    Company to Shares Authorized & Reserved for
    Issuance Under Company's 2007 Equity Incentive Plan
    Approved by Company's Board on November 8, 2011.    Management  For           Voted - Against
O5  That Addition of 700,680 Ordinary Shares of Company
    to Shares Authorized & Reserved for Issuance Under
    Company's 2007 Equity Incentive Plan As Approved by
    Company's Board on May 23, 2012.                    Management  For           Voted - Against
O6  That PricewaterhouseCoopers Zhong Tian Cpas Limited
    Company be Retained As the Company's Independent
    Auditor for the Fiscal Year Ending December 31,
    2012.                                               Management  For           Voted - For
STRATASYS, INC.
CUSIP: 862685104 TICKER: SSYS
Meeting Date: 14-Sep-12   Meeting Type: Special
1   To Adopt the Agreement and Plan of Merger, Or the
    Merger Agreement, Dated As of April 13, 2012, by
    and Among Stratasys, Objet Ltd., an Israeli
    Corporation, Seurat Holdings Inc., A Delaware
    Corporation and an Indirect Wholly-owned Subsidiary
    of Objet, Or Holdco, and Oaktree Merger Inc., As It
    May be Further Amended from Time to Time.           Management  For           Voted - For
2   To Approve, on an Advisory (non- Binding) Basis,
    Certain Compensatory Arrangements Between Stratasys
    and Its Named Executive Officers Relating to the
    Merger, As Described in the Accompanying Proxy
    Statement/prospectus.                               Management  For           Voted - For
3   To Approve One Or More Adjournments of the Special
    Meeting to A Later Date Or Time, If Necessary Or
    Appropriate, to Permit Solicitation of Additional
    Proxies in the Event There are Insufficient Votes
    at the Time of the Special Meeting, Or at Any
    Adjournment Or Postponement of That Meeting, to
    Adopt the Merger Agreement.                         Management  For           Voted - For
                                                        775





                          GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SYMANTEC CORPORATION
CUSIP: 871503108 TICKER: SYMC
Meeting Date: 23-Oct-12   Meeting Type: Annual
1A. Election of Director: Stephen M. Bennett            Management  For           Voted - For
1B. Election of Director: Michael A. Brown              Management  For           Voted - For
1C. Election of Director: Frank E. Dangeard             Management  For           Voted - For
1D. Election of Director: Stephen E. Gillett            Management  For           Voted - For
1E. Election of Director: Geraldine B. Laybourne        Management  For           Voted - For
1F. Election of Director: David L. Mahoney              Management  For           Voted - For
1G. Election of Director: Robert S. Miller              Management  For           Voted - For
1H. Election of Director: Daniel H. Schulman            Management  For           Voted - For
1I. Election of Director: V. Paul Unruh                 Management  For           Voted - For
2   Ratification of the Appointment of KPMG LLP As our
    Independent Registered Public Accounting Firm for
    the 2013 Fiscal Year.                               Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
4   Stockholder Proposal Regarding Executives to Retain
    Significant Stock, If Properly Presented at the
    Meeting.                                            Shareholder Against       Voted - Against
SYNAPTICS INCORPORATED
CUSIP: 87157D109 TICKER: SYNA
Meeting Date: 23-Oct-12   Meeting Type: Annual
1   Director                                            Management
1   Jeffrey D. Buchanan                                 Management  For           Voted - For
2   Keith B. Geeslin                                    Management  For           Voted - For
3   James L. Whims                                      Management  For           Voted - For
2   Proposal to Provide A Non-binding Advisory Vote on
    the Compensation of the Company's Named Executive
    Officers for Fiscal 2012 ("say-on-pay").            Management  For           Voted - Against
3   Proposal to Ratify the Appointment of KPMG LLP, an
    Independent Registered Public Accounting Firm, As
    the Company's Independent Auditor for the Fiscal
    Year Ending June 30, 2013.                          Management  For           Voted - For
TAKE-TWO INTERACTIVE SOFTWARE, INC.
CUSIP: 874054109 TICKER: TTWO
Meeting Date: 20-Sep-12   Meeting Type: Annual
1   Director                                            Management
1   Strauss Zelnick                                     Management  For           Voted - For
2   Robert A. Bowman                                    Management  For           Voted - For
3   Sunghwan Cho                                        Management  For           Voted - For
4   Michael Dornemann                                   Management  For           Voted - For
5   Brett Icahn                                         Management  For           Voted - For
6   J. Moses                                            Management  For           Voted - For
7   James L. Nelson                                     Management  For           Voted - For
8   Michael Sheresky                                    Management  For           Voted - For


776




                         GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Approval of the Amendment to the Take-two
    Interactive Software, Inc. 2009 Stock Incentive
    Plan.                                               Management  For           Voted - For
3   Approval of an Amendment to the Restated
    Certificate of Incorporation of the Company to
    Increase the Number of Authorized Shares of Common
    Stock from 150 Million to 200 Million.              Management  For           Voted - For
4   Advisory Vote to Approve the Compensation of the
    Named Executive Officers.                           Management  For           Voted - Against
5   Ratification of the Appointment of Ernst & Young
    LLP As our Independent Registered Public Accounting
    Firm for the Fiscal Year Ending March 31, 2013.     Management  For           Voted - For
THE HAIN CELESTIAL GROUP, INC.
CUSIP: 405217100 TICKER: HAIN
Meeting Date: 15-Nov-12  Meeting Type: Annual
1   Director                                            Management
1   Irwin D. Simon                                      Management  For           Voted - For
2   Richard C. Berke                                    Management  For           Voted - For
3   Jack Futterman                                      Management  For           Voted - For
4   Marina Hahn                                         Management  For           Voted - For
5   Andrew R. Heyer                                     Management  For           Voted - For
6   Brett Icahn                                         Management  For           Voted - For
7   Roger Meltzer                                       Management  For           Voted - For
8   Scott M. O'neil                                     Management  For           Voted - For
9   David Schechter                                     Management  For           Voted - For
10  Lawrence S. Zilavy                                  Management  For           Voted - For
2   To Vote, on an Advisory Basis, for the Compensation
    Awarded to the Named Executive Officers for the
    Fiscal Year Ended June 30, 2012, As Set Forth in
    the Proxy Statement.                                Management  For           Voted - Against
3   To Approve the Amendment of the Amended and
    Restated 2002 Long Term Incentive and Stock Award
    Plan.                                               Management  For           Voted - For
4   To Ratify the Appointment of Ernst & Young LLP to
    Act As Registered Independent Accountants of the
    Company for the Fiscal Year Ending June 30, 2013.   Management  For           Voted - For
TIVO INC.
CUSIP: 888706108 TICKER: TIVO
Meeting Date: 01-Aug-12  Meeting Type: Annual
1   Director                                            Management
1   Peter Aquino                                        Management  For           Voted - For
2   Thomas Wolzien                                      Management  For           Voted - For
2   To Ratify the Selection of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending January 31, 2013.   Management  For           Voted - For
3   To Approve A Two-year Request to Amend the Amended
    & Restated 2008 Equity Incentive Award Plan to
                                                        777





                           GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Reserve an Additional 7,000,000 Shares of our
    Common Stock for Issuance.                          Management  For           Voted - Against
4   To Approve an Amendment to the Amended & Restated
    1999 Employee Stock Purchase Plan to Reserve an
    Additional 1,500,000 Shares of our Common Stock for
    Issuance.                                           Management  For           Voted - Against
5   To Approve, on A Non-binding, Advisory Basis, the
    Compensation of our Named Executive Officers As
    Disclosed in the Proxy Statement Pursuant to the
    Compensation Disclosure Rules of the Securities and
    Exchange Commission ("say-on- Pay").                Management  For           Voted - For
ULTRATECH, INC.
CUSIP: 904034105 TICKER: UTEK
Meeting Date: 17-Jul-12    Meeting Type: Annual
1   Director                                            Management
1   Arthur W. Zafiropoulo                               Management  For           Voted - For
2   Michael Child                                       Management  For           Voted - For
3   Joel F. Gemunder                                    Management  For           Voted - For
4   Nicholas Konidaris                                  Management  For           Voted - For
5   Dennis Raney                                        Management  For           Voted - For
6   Henri Richard                                       Management  For           Voted - For
7   Rick Timmins                                        Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP As
    the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2012.                                           Management  For           Voted - For
3   To Approve an Amendment to the Company's
    Certificate of Incorporation, to Increase the
    Number of Authorized Shares of Common Stock from
    40,000,000 to 80,000,000.                           Management  For           Voted - Against
4   To Approve an Advisory Resolution to Approve
    Executive Compensation.                             Management  For           Voted - For
UNITED NATURAL FOODS, INC.
CUSIP: 911163103 TICKER: UNFI
Meeting Date: 12-Dec-12    Meeting Type: Annual
1A. Election of Director: Peter Roy                     Management  For           Voted - For
1B. Election of Director: Richard J. Schnieders         Management  For           Voted - For
2   Ratification of the Selection of KPMG LLP As our
    Independent Registered Public Accounting Firm for
    the Fiscal Year Ending August 3, 2013.              Management  For           Voted - For
3   Advisory Approval of the Company's Executive
    Compensation.                                       Management  For           Voted - For
4   Approval of the United Natural Foods, Inc. 2012
    Equity Incentive Plan.                              Management  For           Voted - For
5   The Stockholder Proposal If Properly Presented at
    the Annual Meeting.                                 Shareholder Against       Voted - For


778




                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
VIASAT, INC.
CUSIP: 92552V100 TICKER: VSAT
Meeting Date: 20-Sep-12 Meeting Type: Annual
1   Director                                            Management
1   Robert Johnson                                      Management  For           Voted - For
2   John Stenbit                                        Management  For           Voted - For
2   Ratification of Appointment of
    PricewaterhouseCoopers LLP As Viasat's Independent
    Registered Public Accounting Firm                   Management  For           Voted - For
3   Advisory Vote on Executive Compensation             Management  For           Voted - For
4   Approval of Amendment to the 1996 Equity
    Participation Plan                                  Management  For           Voted - Against
VISTAPRINT NV
CUSIP: N93540107 TICKER: VPRT
Meeting Date: 08-Nov-12 Meeting Type: Annual
1   For the Sole Position on our Supervisory Board, the
    Supervisory Board Recommends A Vote "for" the
    Following Proposal: A Vote for the Election of
    Nominee Mark T. Thomas (note: an Abstention on This
    Proposal Will be A Vote for Nominee John J. Gavin,
    Jr. Vote Against This Proposal Will be A Vote
    Against Both Nominees.)                             Management  For           Voted - For
2   For the Sole Position on our Management Board, the
    Supervisory Board Recommends A Vote "for" the
    Following Proposal: A Vote for the Election of
    Nominee Hauke Hansen (note: an Abstention on This
    Proposal Will be A Vote for Nominee Katryn Blake.
    Vote Against This Proposal Will be A Vote Against
    Both Nominees.)                                     Management  For           Voted - For
3   Adopt our Statutory Annual Accounts for the Fiscal
    Year Ended June 30, 2012.                           Management  For           Voted - For
4   Discharge the Members of our Management Board from
    Liability with Respect to the Exercise of Their
    Duties.                                             Management  For           Voted - For
5   Discharge the Members of our Supervisory Board from
    Liability with Respect to the Exercise of Their
    Duties.                                             Management  For           Voted - For
6   Authorize the Management Board to Repurchase Up to
    6,800,000 of our Issued and Outstanding Ordinary
    Shares Until May 8, 2014.                           Management  For           Voted - Against
7   Authorize the Management Board to Repurchase Up to
    3,400,000 of our Issued and Outstanding Ordinary
    Shares Until May 8, 2014.                           Management  For           Voted - For
8   Approve an Amendment to our Articles of Association
    to Reduce our Authorized Capital.                   Management  For           Voted - For
9   Approve the Cancellation of 5,869,662 Ordinary
    Shares Held in our Treasury Account.                Management  For           Voted - For
10  Appoint Ernst & Young LLP As our Independent
    Registered Public Accounting Firm for the Fiscal
    Year Ending June 30, 2013.                          Management  For           Voted - For


779




                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
11  Vote on A Non-binding "say on Pay" Proposal
    Regarding the Compensation of our Named Executive
    Officers.                                            Management  For           Voted - For
VODAFONE GROUP PLC
CUSIP: 92857W209 TICKER: VOD
Meeting Date: 24-Jul-12 Meeting Type: Annual
1   To Receive the Company's Accounts and Reports of
    the Directors and the Auditor for the Year Ended 31
    March 2012                                           Management  For           Voted - For
2   To Re-elect Gerard Kleisterlee As A Director
    (member of the Nominations and Governance Committee) Management  For           Voted - For
3   To Re-elect Vittorio Colao As A Director             Management  For           Voted - For
4   To Re-elect Andy Halford As A Director               Management  For           Voted - For
5   To Re-elect Stephen Pusey As A Director              Management  For           Voted - For
6   To Re-elect Renee James As A Director                Management  For           Voted - For
7   To Re-elect Alan Jebson As A Director (member of
    the Audit and Risk Committee)                        Management  For           Voted - For
8   To Re-elect Samuel Jonah As A Director (member of
    the Remuneration Committee)                          Management  For           Voted - For
9   To Re-elect Nick Land As A Director (member of the
    Audit and Risk Committee)                            Management  For           Voted - For
10  To Re-elect Anne Lauvergeon As A Director (member
    of the Audit and Risk Committee)                     Management  For           Voted - For
11  To Re-elect Luc Vandevelde As A Director (member of
    the Nominations and Governance Committee and Member
    of the Remuneration Committee)                       Management  For           Voted - For
12  To Re-elect Anthony Watson As A Director (member of
    the Nominations and Governance Committee and Member
    of the Remuneration Committee)                       Management  For           Voted - For
13  To Re-elect Philip Yea As A Director (member of the
    Remuneration Committee)                              Management  For           Voted - For
14  To Approve A Final Dividend of 6.47 Pence Per
    Ordinary Share                                       Management  For           Voted - For
15  To Approve the Remuneration Report of the Board for
    the Year Ended 31 March 2012                         Management  For           Voted - For
16  To Re-appoint Deloitte LLP As Auditor                Management  For           Voted - For
17  To Authorise the Audit & Risk Committee to
    Determine the Remuneration of the Auditor            Management  For           Voted - For
18  To Authorise the Directors to Allot Shares           Management  For           Voted - For
S19 To Authorise the Directors to Dis- Apply
    Pre-emption Rights                                   Management  For           Voted - For
S20 To Authorise the Company to Purchase Its Own Shares
    (section 701, Companies Act 2006)                    Management  For           Voted - For
21  To Authorise Political Donations and Expenditure     Management  For           Voted - For
S22 To Authorise the Calling of A General Meeting Other
    Than an Annual General Meeting on Not Less Than 14
    Clear Days' Notice                                   Management  For           Voted - Against


780




                           GLOBAL X NASDAQ 500 ETF
PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
WEBMD HEALTH CORP.
CUSIP: 94770V102 TICKER: WBMD
Meeting Date: 24-Jul-12    Meeting Type: Annual
1   Director                                          Management
1   Mark J. Adler, M.D.                               Management  For           Voted - For
2   Neil F. Dimick                                    Management  For           Voted - For
3   James V. Manning                                  Management  For           Voted - For
4   Joseph E. Smith                                   Management  For           Voted - For
2   Advisory Vote to Approve Webmd's Executive
    Compensation.                                     Management  For           Voted - For
3   To Approve an Amendment to Webmd's 2005 Long-term
    Incentive Plan to Increase the Number of Shares
    Reserved for Issuance.                            Management  For           Voted - Against
4   To Ratify the Appointment of Ernst & Young LLP As
    the Independent Registered Public Accounting Firm
    to Serve As Webmd's Independent Auditor for the
    Fiscal Year Ending December 31, 2012.             Management  For           Voted - For
WYNN RESORTS, LIMITED
CUSIP: 983134107 TICKER: WYNN
Meeting Date: 02-Nov-12    Meeting Type: Annual
1   Director                                          Management
1   Linda Chen                                        Management  For           Voted - For
2   Marc D. Schorr                                    Management  For           Voted - For
3   J. Edward (ted) Virtue                            Management  For           Voted - For
4   Elaine P. Wynn                                    Management  For           Voted - For
2   To Approve the Amended and Restated Annual
    Performance Based Incentive Plan.                 Management  For           Voted - For
3   To Ratify the Audit Committee's Appointment of
    Ernst & Young, LLP As the Independent Public
    Accountants for the Company and All of Its
    Subsidiaries for 2012.                            Management  For           Voted - For
XILINX, INC.
CUSIP: 983919101 TICKER: XLNX
Meeting Date: 08-Aug-12    Meeting Type: Annual
1A  Election of Director: Philip T. Gianos            Management  For           Voted - For
1B  Election of Director: Moshe N. Gavrielov          Management  For           Voted - For
1C  Election of Director: John L. Doyle               Management  For           Voted - For
1D  Election of Director: Jerald G. Fishman           Management  For           Voted - For
1E  Election of Director: William G. Howard, Jr.      Management  For           Voted - For
1F  Election of Director: J. Michael Patterson        Management  For           Voted - For
1G  Election of Director: Albert A. Pimentel          Management  For           Voted - For
1H  Election of Director: Marshall C. Turner          Management  For           Voted - For
1I  Election of Director: Elizabeth W Vanderslice     Management  For           Voted - For
2   Proposal to Approve an Amendment to the Company's
    1990 Employee Qualified Stock Purchase Plan.      Management  For           Voted - For


781




                        GLOBAL X NASDAQ 500 ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Proposal to Approve an Amendment to the Company's
    2007 Equity Incentive Plan.                         Management  For           Voted - For
4   Proposal to Approve, on an Advisory Basis, the
    Compensation of the Company's Named Executive
    Officers.                                           Management  For           Voted - For
5   Proposal to Ratify the Appointment of Ernst & Young
    LLP As the Company's External Auditors for Fiscal
    2013.                                               Management  For           Voted - For
YAHOO! INC.
CUSIP: 984332106 TICKER: YHOO
Meeting Date: 12-Jul-12 Meeting Type: Annual
1A. Election of Director: Alfred J. Amoroso             Management  For           Voted - For
1B. Election of Director: John D. Hayes                 Management  For           Voted - For
1C. Election of Director: Susan M. James                Management  For           Voted - For
1D. Election of Director: David W. Kenny                Management  For           Voted - For
1E. Election of Director: Peter Liguori                 Management  For           Voted - For
1F. Election of Director: Daniel S. Loeb                Management  For           Voted - For
1G. Election of Director: Thomas J. Mcinerney           Management  For           Voted - For
1H. Election of Director: Brad D. Smith                 Management  For           Voted - For
1I. Election of Director: Maynard G. Webb, Jr.          Management  For           Voted - For
1J. Election of Director: Harry J. Wilson               Management  For           Voted - For
1K. Election of Director: Michael J. Wolf               Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - Against
3   Amendment to the Company's 1995 Stock Plan.         Management  For           Voted - For
4   Amendment to the Company's 1996 Directors' Stock
    Plan.                                               Management  For           Voted - For
5   Ratification of the Appointment of Independent
    Registered Public Accounting Firm.                  Management  For           Voted - For


782




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ASIAINFO-LINKAGE, INC.
CUSIP: 04518A104 TICKER: ASIA
Meeting Date: 25-Apr-13 Meeting Type: Annual
1   Director                                            Management
1   Steve Zhang                                         Management  For           Voted - For
2   Thomas J. Manning                                   Management  For           Voted - For
3   Sean Shao                                           Management  For           Voted - For
2   Proposal to Ratify Independent Public Accounting
    Firm for the Fiscal Year Ending December 31, 2013.  Management  For           Voted - For
3   Say on Pay - an Advisory Vote on the Approval of
    Executive Compensation.                             Management  For           Voted - For
ASM PACIFIC TECHNOLOGY LTD
CUSIP: G0535Q133
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0322/ltn20130322354.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0322/ltn20130322336.pdf                        Non-Voting                Non-Voting
1   To Receive, Consider and Adopt the Audited
    Consolidated Financial Statements of the Company
    and the Reports of the Directors and of the
    Independent Auditor for the Year Ended 31 December
    2012                                                Management  For           Voted - For
2   To Declare A Final Dividend of Hkd 0.30 Per Share
    for the Year Ended 31 December 2012                 Management  For           Voted - For
3   To Re-elect Mr. Petrus Antonius Maria Van Bommel As
    Director                                            Management  For           Voted - Against
4   To Re-elect Mr. Charles Dean Del Prado As Director  Management  For           Voted - Against
5   To Re-elect Miss Orasa Livasiri As Director         Management  For           Voted - For
6   To Re-elect Mr. Wong Hon Yee As Director            Management  For           Voted - For
7   To Appoint Mr. Tang Koon Hung, Eric As Independent
    Non-executive Director                              Management  For           Voted - Against
8   To Authorise the Board of Directors to Fix the
    Directors' Remuneration                             Management  For           Voted - For
9   To Re-appoint Deloitte Touche Tohmatsu As the
    Auditors and to Authorise the Board of Directors to
    Fix Their Remuneration                              Management  For           Voted - For
10  To Give A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares of the
    Company                                             Management  For           Voted - Against
11  To Give A General Mandate to the Directors to
    Repurchase Shares of the Company                    Management  For           Voted - For


783




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
12  To Extend the General Mandate Granted to the
    Directors to Issue Additional Shares of the Company
    by Adding Thereto the Shares Repurchased by the
    Company                                             Management  For           Voted - Against
BYD ELECTRONIC (INTERNATIONAL) CO LTD
CUSIP: Y1045N107
Meeting Date: 07-Jun-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422117.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422083.pdf                        Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements of the Company and the Reports
    of the Directors and Auditors for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Consider and Approve the Profit Distribution
    Plan of the Company for the Year 2012               Management  For           Voted - For
3   To Re-elect Ms. Li Ke As an Executive Director of
    the Company and to Authorize the Board of Directors
    of the Company to Fix Her Remuneration              Management  For           Voted - Against
4   To Re-elect Mr. Sun Yi-zao As an Executive Director
    of the Company and to Authorize the Board of
    Directors of the Company to Fix His Remuneration    Management  For           Voted - Against
5   To Elect Mr. Chung Kwok Mo John As an Independent
    Non-executive Director of the Company and to
    Authorize the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - For
6   To Appoint Auditors for the Financial Year of 2013
    and to Authorize the Board of Directors of the
    Company to Fix Their Remuneration                   Management  For           Voted - For
7   To Grant A General and Unconditional Mandate to the
    Directors of the Company to Allot, Issue and
    Otherwise Deal with New Shares of the Company Not
    Exceeding 20 Per Cent. of the Aggregate Nominal
    Amount of the Issued Share Capital of the Company
    As at the Date of Passing of This Resolution        Management  For           Voted - Against
8   To Grant A General and Unconditional Mandate to the
    Directors of the Company to Repurchase the
    Company's Own Shares Not Exceeding 10 Per Cent. of
    the Aggregate Nominal Amount of the Issued Share
    Capital of the Company As at the Date of Passing of
    This Resolution                                     Management  For           Voted - For
9   To Extend the Mandate Granted Under Resolution No.
    7 by Including the Number of Shares Repurchased by
    the Company Pursuant to Resolution No. 8            Management  For           Voted - Against


784




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI
CUSIP: Y1436A102
Meeting Date: 27-Nov-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0927/ltn20120927232.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0927/ltn20120927270.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0927/ltn20120927250.-pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   That the Proposed Revised Annual Caps for the
    Operation Support Services Framework Agreement and
    the Service Charges Receivable by the Company from
    China Telecom Group Under the Supplies Procurement
    Services Framework Agreement for the Year Ending 31
    December 2012 As Described in the Circular of the
    Company Dated 27 September 2012 (the ''circular'')
    be and are Hereby Approved, Ratified and Confirmed  Management  For           Voted - For
2   That the 2012 Supplemental Agreement (in Respect
    Of, Among Others, the Renewal of Terms of the
    Non-exempt Continuing Connected Transactions to 31
    December 2015) with China Telecom As Described in
    the Circular be and are Hereby Approved, Ratified
    and Confirmed and That Any Director of the Company
    be and is Hereby Authorized to Do All Such Further
    Acts and Things and Execute Such Further Documents
    and Take All Such Steps Which in Their Opinion May
    be Necessary, Desirable Or Expedient to Implement
    And/or Give Effect to the Terms of Such Agreement   Management  For           Voted - For
3   That the Proposed New Annual Caps for the Non-
    Exempt Continuing Connected Transactions for the
    Three Years Ending 31 December 2015 As Described in
    the Circular be and are Hereby Approved, Ratified
    and Confirmed                                       Management  For           Voted - For
4   That Mr. Li Zhengmao's Appointment As A Non-
    Executive Director of the Company be Considered and
    Approved, with His Term of Office Effective from
    the Date When This Resolution is Passed Until the
    Annual General Meeting of the Company for the Year
    2014 to be Held in 2015; and That Any One of the
    Directors of the Company be Authorized, on Behalf
    of the Company, to Enter Into A Service Contract
    with Mr. Li Zhengmao                                Management  For           Voted - Against
Meeting Date: 27-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-


785




    GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422347.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0422/ltn20130422315.pdf                        Non-Voting                Non-Voting
1   That the Consolidated Financial Statements of the
    Company, the Report of the Directors, the Report of
    the Supervisory Committee and the Report of the
    International Auditors for the Year Ended 31
    December 2012 be Considered and Approved, and the
    Board of Directors of the Company (the "board") be
    Authorized to Prepare the Budget of the Company for
    the Year 2013                                       Management  For           Voted - For
2   That the Profit Distribution Proposal and the
    Declaration and Payment of A Final Dividend for the
    Year Ended 31 December 2012 be Considered and
    Approved                                            Management  For           Voted - For
3   That the Appointment of Deloitte Touche Tohmatsu
    and Deloitte Touche Tohmatsu Certified Public
    Accountants LLP As the International Auditors and
    Domestic Auditors of the Company, Respectively, for
    the Year Ending 31 December 2013 be Considered and
    Approved, and the Board be Authorized to Fix the
    Remuneration of the Auditors                        Management  For           Voted - For
4.1 That the Grant of A General Mandate to the Board to
    Issue Debentures Denominated in Local Or Foreign
    Currencies, in One Or More Tranches in the Prc and
    Overseas, Including But Not Limited To, Short-term
    Commercial Paper, Medium Term Note, Company Bond
    and Corporate Debts, with A Maximum Aggregate
    Outstanding Repayment Amount of Up to Rmb6 Billion
    be Considered and Approved                          Management  For           Voted - For
4.2 That the Board Or Any Two of Three Directors of the
    Company Duly Authorized by the Board, Namely Mr. Li
    Ping, Mr. Zheng Qibao and Ms. Hou Rui, Taking Into
    Account the Specific Needs of the Company and
    Market Conditions, be and are Hereby Generally and
    Unconditionally Authorized to Determine the
    Specific Terms and Conditions Of, and Other Matters
    Relating To, the Issue of Debentures, and Do All
    Such Acts Which are Necessary and Incidental to the
    Issue of Debentures                                 Management  For           Voted - For
4.3 That the Grant of the General Mandate Under This
    Resolution Shall Come Into Effect Upon Approval
    from the General Meeting and Will be Valid for 12
    Months from That Date                               Management  For           Voted - For
5   That the Grant of A General Mandate to the Board to
    Issue, Allot and Deal with the Additional Shares in
    the Company Not Exceeding 20% of Each of the
    Existing Domestic Shares and H Shares (as the Case
    May Be) in Issue be Considered and Approved         Management  For           Voted - Against
6   That the Board be Authorized to Increase the
    Registered Capital of the Company to Reflect the
    Issue of Shares in the Company Authorized Under
    Special Resolution 5, and to Make Such Appropriate
    and Necessary Amendments to the Articles of


786




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Association As They Think Fit to Reflect Such
     Increases in the Registered Capital of the Company
     and to Take Any Other Action and Complete Any
     Formality Required to Effect Such Increase of the
     Registered Capital of the Company                   Management  For           Voted - Against
CHINA WIRELESS TECHNOLOGIES LTD
CUSIP: G21165108
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against' For-all Resolutions. Thank
     You.                                                Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking-on the Url Links:-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0408/ltn20130408651.pdf-and-
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0408/ltn20130408639.pdf                        Non-Voting                Non-Voting
1    To Receive and Consider the Audited Consolidated
     Financial Statements and the Reports of the
     Directors of the Company (collectively, "directors"
     and Individually, A "director") and the Auditors of
     the Company ("auditors") for the Year Ended 31
     December 2012                                       Management  For           Voted - For
2    To Declare the Final Dividend for the Year Ended 31
     December 2012                                       Management  For           Voted - For
3Ai  To Re-elect Mr. Jiang Chao As an Executive
     Director. Please Refer to the Bibliography of Mr.
     Jiang Chao As Set Out in Appendix II to the
     Circular of the Company Dated 9 April 2013          Management  For           Voted - For
3Aii To Re-elect Mr. Chan King Chung As an Independent
     Non-executive Director. Please Refer to the
     Bibliography of Mr. Chan King Chung As Set Out in
     Appendix II to the Circular of the Company Dated 9
     April 2013                                          Management  For           Voted - For
3Aiii To Re-elect Mr. Yang Xianzu As an Independent
     Non-executive Director. Please Refer to the
     Bibliography of Mr. Yang Xianzu As Set Out in
     Appendix II to the Circular of the Company Dated 9
     April 2013                                          Management  For           Voted - For
3B   To Authorise the Board of Directors ("board") to
     Fix the Remuneration of the Directors               Management  For           Voted - For
4    To Re-appoint Ernst & Young As Auditors and to
     Authorise the Board to Fix Their Remuneration       Management  For           Voted - For
5    To Grant A General Mandate to the Board to Allot,
     Issue and Deal with Additional Shares               Management  For           Voted - Against
6    To Approve the Grant of General Mandate to the
     Directors to Repurchase the Shares                  Management  For           Voted - For
7    To Approve the Extension of the General Mandate to
     the Directors to Issue Additional Shares Up to the
     Number of Shares Repurchased by the Company         Management  For           Voted - Against
     Please Note That This is A Revision Due to Change
     in Record Date from 17 May T-o 16 May 2013. If You


787




    GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Have Already Sent in Your Votes, Please Do Not
    Return Th-is Proxy Form Unless You Decide to Amend
    Your Original Instructions. Thank You-.              Non-Voting                Non-Voting
COMBA TELECOM SYSTEMS HOLDINGS LTD
CUSIP: G22972114
Meeting Date: 31-May-13   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0425/ltn20130425567.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0425/ltn20130425591.pdf                       Non-Voting                Non-Voting
1   To Receive and Approve the Audited Consolidated
    Financial Statements and the Reports of the
    Directors (the "directors") and the Auditors of the
    Company for the Year Ended 31 December 2012          Management  For           Voted - For
2a  To Re-elect Mr. Fok Tung Ling As Executive Director  Management  For           Voted - For
2b  To Re-elect Mr. Wu Jiang Cheng As Executive Director Management  For           Voted - For
2c  To Re-elect Mr. Yan Ji Ci As Executive Director      Management  For           Voted - For
2d  To Re-elect Mr. Yeung Pui Sang, Simon As Executive
    Director                                             Management  For           Voted - For
2e  To Re-elect Mr. Lin Jin Tong As Independent Non-
    Executive Director                                   Management  For           Voted - For
2f  To Re-elect Mr. Qian Ting Shuo As Independent
    Non-executive Director                               Management  For           Voted - For
2g  To Authorize the Board of Directors to Fix the
    Directors' Remuneration                              Management  For           Voted - For
3   To Re-appoint Ernst & Young As the Company's
    Auditors and Authorize the Board of Directors to Fi
    X Their Remuneration                                 Management  For           Voted - For
4   To Grant the General Mandate to the Directors to
    Issue, Allot and Otherwise Deal with the Shares      Management  For           Voted - Against
5   To Grant the General Mandate to the Directors to
    Repurchase the Shares                                Management  For           Voted - For
6   To Add the Nominal Amount of the Shares Repurchased
    by the Company to the Mandate Granted to the
    Directors Under the Resolution No. 4                 Management  For           Voted - Against
7   To Approve and Adopt the New Share Option Scheme     Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting


788




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
DIGITAL CHINA HOLDINGS LTD
CUSIP: G2759B107
Meeting Date: 27-Aug-12 Meeting Type: Annual General Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2012/0709/ltn20120709261.pdf                        Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
1     To Receive and Adopt the Audited Consolidated
      Financial Statements of the Company and Its
      Subsidiaries and the Reports of the Directors and
      Auditors for the Year Ended 31 March 2012           Management  For           Voted - For
2     To Declare A Final Dividend for the Year Ended 31
      March 2012                                          Management  For           Voted - For
3.i   To Re-elect Mr. Lin Yang As A Director              Management  For           Voted - For
3.ii  To Re-elect Mr. Wong Man Chung, Francis As A
      Director                                            Management  For           Voted - For
3.iii To Re-elect Mr. Ong Ka Lueng, Peter As A Director   Management  For           Voted - For
3.iv  To Authorise the Board of Directors to Fix the
      Directors' Remuneration                             Management  For           Voted - For
4     To Re-appoint Ernst & Young As Auditors of the
      Company and to Authorise the Board of Directors to
      Fix Their Remuneration                              Management  For           Voted - For
5.(1) To Grant A General and Unconditional Mandate to the
      Board of Directors to Issue Shares of the Company   Management  For           Voted - Against
5.(2) To Grant A General and Unconditional Mandate to the
      Board of Directors to Repurchase Shares of the
      Company                                             Management  For           Voted - For
5.(3) To the Extension of the General Mandate Granted to
      the Board of Directors Pursuant to Resolution 5(1)
      to Cover the Shares Repurchased by the Company
      Pursuant to Resolution 5(2)                         Management  For           Voted - Against
      Please Note That This is A Revision Due to Receipt
      of Actual Record Date 21 Au-g 2012. If You Have
      Already Sent in Your Votes, Please Do Not Return
      This Prox-y Form Unless You Decide to Amend Your
      Original Instructions. Thank You.                   Non-Voting                Non-Voting
FOXCONN INTERNATIONAL HOLDINGS LTD
CUSIP: G36550104
Meeting Date: 13-Sep-12 Meeting Type: ExtraOrdinary General Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0814/ltn20120814237.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-resolution "1". Thank
      You.                                                Non-Voting                Non-Voting


789




    GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Approve the Sub-contracting Income Transaction,
    the Supplemental Agreement and the Proposed Annual
    Caps (each Term As Defined in the Circular of the
    Company Dated 15 August 2012)                       Management  For           Voted - For
Meeting Date: 30-May-13   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0417/ltn20130417445.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0417/ltn20130417466.pdf                        Non-Voting                Non-Voting
1   To Receive and Consider the Audited Consolidated
    Financial Statements of the Company and Its
    Subsidiaries for the Year Ended 31 December 2012
    Together with the Reports of the Directors and the
    Independent Auditors Thereon                        Management  For           Voted - For
2   To Re-elect Mr. Tong Wen-hsin As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - Against
3   To Re-elect Mr. Chih Yu Yang As Director and
    Authorise the Board of Directors of the Company to
    Fix His Remuneration                                Management  For           Voted - Against
4   To Re-appoint Deloitte Touche Tohmatsu As Auditors
    of the Company and Authorise the Board of Directors
    of the Company to Fix Their Remuneration            Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Purchase Shares of the Company in Accordance with
    Ordinary Resolution Number (5) As Set Out in the
    Notice of the Meeting                               Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares of the
    Company in Accordance with Ordinary Resolution
    Number (6) As Set Out in the Notice of the Meeting  Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Allot, Issue and Deal with Additional
    Shares of the Company in Accordance with Ordinary
    Resolution Number (7) As Set Out in the Notice of
    the Meeting                                         Management  For           Voted - Against
8   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares of the
    Company Under the Share Scheme of the Company in
    Accordance with Ordinary Resolution Number (8) As
    Set Out in the Notice of the Meeting                Management  For           Voted - For
9   That: (a) Subject to and Conditional Upon the
    Registrar of Companies in the Cayman Islands
    Granting Approval for Use by the Company of the
    English Name of ''fih Mobile Limited'' and the
    Formal Chinese Name of (as Specified) and Then
    Issuing A Certificate of Incorporation on Change of
    Name in Respect Thereof, the English Name of the
    Company be Changed from ''foxconn International


790




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Holdings Limited'' to ''fih Mobile Limited'' and
    (as Specified) be Adopted As the Formal Chinese
    Name of the Company (such Proposed Change of the
    English Name and Such Proposed Adoption of the
    Formal Chinese Name are Collectively Referred to
    Hereinafter As the ''proposed Changes''); and (b)
    Any One of the Directors of the Company be and is
    Hereby Authorised for and on Behalf of the Company
    to Do Any and All Such Acts and Things and Execute
    and Contd                                            Management  For           Voted - For
    Contd Deliver Any and All Documents and Make Any
    and All Arrangements As He-may in His Absolute
    Discretion Consider Necessary Or Expedient in
    Connection-with Or for the Purposes of Any of the
    Proposed Changes, Including Without-limitation to
    Attend to and Complete Any and All Necessary
    Registrations-and/or Filings in Connection with Or
    for the Purposes of Any of the Proposed-changes      Non-Voting                Non-Voting
JU TENG INTERNATIONAL HOLDINGS LTD
CUSIP: G52105106
Meeting Date: 14-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-for All Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0403/ltn20130403894.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0403/ltn20130403748.pdf                       Non-Voting                Non-Voting
1   To Receive and Approve the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and Auditors of the Company for the Year
    Ended 31 December 2012                               Management  For           Voted - For
2   To Approve the Declaration of A Final Dividend for
    the Year Ended 31 December 2012 of Hkd 0.12 Per
    Share of Hkd 0.10 Each in the Capital of the Company Management  For           Voted - For
3.a To Re-elect Hsieh Wan-fu As Executive Director of
    the Company                                          Management  For           Voted - For
3.b To Re-elect Tsui Yung Kwok As Executive Director of
    the Company                                          Management  For           Voted - For
3.c To Re-elect Tsai Wen-yu As Independent Non-
    Executive Director of the Company                    Management  For           Voted - For
3.d To Authorise the Board of Directors of the Company
    to Fix the Remuneration of the Directors             Management  For           Voted - For
4   To Re-appoint Ernst & Young As the Auditors of the
    Company for the Year Ending 31 December 2013 and to
    Authorise the Board of Directors of the Company to
    Fix Their Remuneration                               Management  For           Voted - For
5   To Grant A General and Unconditional Mandate to the
    Directors of the Company to Allot, Issue Or
    Otherwise Deal with the Unissued Shares in the


791




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Capital of the Company Not Exceeding 20% of the
    Issued Share Capital of the Company                 Management  For           Voted - Against
6   To Grant A General Mandate to the Directors of the
    Company to Purchase the Company's Shares Up to 10%
    of the Issued Share Capital of the Company          Management  For           Voted - For
7   To Add the Nominal Amount of the Shares Repurchased
    by the Company to the General Mandate Granted to
    the Directors Under Resolution No.5                 Management  For           Voted - Against
    Please Note That This is A Revision Due to
    Modification of Text in Resolution-2. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy For-m Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
KINGDEE INTERNATIONAL SOFTWARE GROUP CO LTD, GEORG
CUSIP: G52568147
Meeting Date: 08-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0403/ltn20130403548.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0403/ltn20130403540.pdf                      Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Accounts and the Reports of the Directors and
    Auditors of the Company for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2A  To Re-elect Mr. Xu Shao Chun As an Executive
    Director ("director") of the Company                Management  For           Voted - For
2B  To Re-elect Mr. Chen Deng Kun As an Executive
    Director                                            Management  For           Voted - For
2C  To Re-elect Mr. Wu Cheng As an Independent
    Non-executive Director                              Management  For           Voted - For
2D  To Re-elect Mr. Yang Jian As an Executive Director  Management  For           Voted - For
2E  To Re-elect Ms. Dong Ming Zhu As A Non- Executive
    Director                                            Management  For           Voted - For
3   To Authorize the Board of Directors (the "board")
    to Fix the Remuneration of the Directors            Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers, the Retiring
    Auditors, As the Auditors of the Company and to
    Authorize the Board to Fix Their Remuneration       Management  For           Voted - For
5A  To Give A General Mandate to the Directors to Issue
    and Allot Additional Shares Not Exceeding 20% of
    the Existing Issued Share Capital of the Company    Management  For           Voted - Against
5B  To Give A General Mandate to the Directors to
    Repurchase the Company's Own Shares Not Exceeding
    10% of the Existing Issued Share Capital of the
    Company                                             Management  For           Voted - For


792




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5C  Conditional Upon Ordinary Resolutions 5(a) and 5(b)
    Being Passed, to Extend the General Mandate to the
    Directors to Issue and Allot Additional Shares by
    the Number of Shares Repurchased by the Company
    Under the Mandate Referred to in Resolution
    Numbered 5(b) Above                                 Management  For           Voted - Against
LENOVO GROUP LTD
CUSIP: Y5257Y107
Meeting Date: 16-Jul-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/0531/ltn20130531157-.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0531/ltn20130531155.pdf                        Non-Voting                Non-Voting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Accounts for
    the Year Ended March 31, 2013 Together with the
    Reports of the Directors and Auditor Thereon        Management  For           Voted - For
2   To Declare A Final Dividend for the Issued Ordinary
    Shares for the Year Ended March 31, 2013            Management  For           Voted - For
3.a To Re-elect Mr. William Tudor Brown As Director     Management  For           Voted - For
3.b To Re-elect Mr. Yang Yuanqing As Director           Management  For           Voted - For
3.c To Re-elect Dr. Tian Suning As Director             Management  For           Voted - For
3.d To Re-elect Mr. Nicholas C. Allen As Director       Management  For           Voted - For
3.e To Resolve Not to Fill Up the Vacated Office
    Resulted from the Retirement of Dr. Wu Yibing As
    Director                                            Management  For           Voted - For
3.f To Authorize the Board of Directors to Fix
    Director's Fees                                     Management  For           Voted - For
4   To Re-appoint PricewaterhouseCoopers As Auditor and
    Authorize the Board of Directors to Fix Auditor's
    Remuneration                                        Management  For           Voted - For
5   Ordinary Resolution - to Grant A General Mandate to
    the Directors to Allot, Issue and Deal with
    Additional Ordinary Shares Not Exceeding 20% of the
    Aggregate Nominal Amount of the Issued Ordinary
    Share Capital of the Company                        Management  For           Voted - Against
6   Ordinary Resolution - to Grant A General Mandate to
    the Directors to Repurchase Ordinary Shares Not
    Exceeding 10% of the Aggregate Nominal Amount of
    the Issued Ordinary Share Capital of the Company    Management  For           Voted - For
7   Ordinary Resolution - to Extend the General
    Mandate to the Directors to Issue New Ordinary
    Shares of the Company by Adding the Number of the
    Shares Repurchased                                  Management  For           Voted - Against


793




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
NETEASE, INC.
CUSIP: 64110W102 TICKER: NTES
Meeting Date: 06-Sep-12 Meeting Type: Annual
1A    Re-election of Director: William Lei Ding           Management  For           Voted - For
1B    Re-election of Director: Alice Cheng                Management  For           Voted - For
1C    Re-election of Director: Denny Lee                  Management  For           Voted - For
1D    Re-election of Director: Joseph Tong                Management  For           Voted - For
1E    Re-election of Director: Lun Feng                   Management  For           Voted - For
1F    Re-election of Director: Michael Leung              Management  For           Voted - For
1G    Re-election of Director: Michael Tong               Management  For           Voted - For
2     Appoint PricewaterhouseCoopers Zhong Tian Cpas
      Limited Company As Independent Auditors of Netease,
      Inc. for the Fiscal Year Ending December 31, 2012.  Management  For           Voted - For
SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORP
CUSIP: G8020E101
Meeting Date: 13-Jun-13 Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/0510/ltn20130510370.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/0510/ltn20130510404.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements and the Reports of the Directors and
      Auditors of the Company for the Year Ended 31
      December 2012                                       Management  For           Voted - For
2.i   To Re-elect Lawrence Juen-yee Lau As A Non-
      Executive Director of the Company                   Management  For           Voted - For
2.ii  To Re-elect Zhou Jie As A Non-executive Director of
      the Company                                         Management  For           Voted - For
2.iii To Authorize the Board of Directors of the Company
      (the ''board'') to Fix the Directors' Remuneration  Management  For           Voted - For
3     To Re-appoint Deloitte Touche Tohmatsu As Auditors
      of the Company and Authorize the Audit Committee of
      the Board to Fix Their Remuneration                 Management  For           Voted - For
4     To Grant A General Mandate to the Board to Allot,
      Issue, Grant, Distribute and Otherwise Deal with
      Additional Shares in the Company, Not Exceeding
      Twenty Per Cent. of the Issued Share Capital of the
      Company at the Date of This Resolution              Management  For           Voted - Against
5     To Grant A General Mandate to the Board to
      Repurchase Shares of the Company, Not Exceeding Ten
      Per Cent. of the Issued Share Capital of the
      Company at the Date of This Resolution              Management  For           Voted - For
6     Conditional on the Passing of Resolutions 4 and 5,
      to Authorize the Board to Exercise the Powers to
      Allot, Issue, Grant, Distribute and Otherwise Deal


794




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    with the Additional Authorized But Unissued Shares
    in the Company Repurchased by the Company           Management  For           Voted - Against
7   To Approve the Adoption of the 2014 Stock Option
    Plan, the 2014 Employee Stock Purchase Plan and the
    2014 Equity Incentive Plan and the Issue of Shares
    and Options Thereunder                              Management  For           Voted - For
8   To Approve the Termination of the 2004 Stock Option
    Plan, the 2004 Employee Stock Purchase Plan and the
    2004 Equity Incentive Plan                          Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date from 12 June-to 07 June 2013. If You
    Have Already Sent in Your Votes, Please Do Not
    Return-this Proxy Form Unless You Decide to Amend
    Your Original Instructions. Thank Y-ou.             Non-Voting                Non-Voting
SINA CORPORATION
CUSIP: G81477104 TICKER: SINA
Meeting Date: 10-Aug-12 Meeting Type: Annual
1   Re-election of Yan Wang As A Director of the
    Company.                                            Management  For           Voted - For
2   Re-election of Song-yi Zhang As A Director of the
    Company.                                            Management  For           Voted - For
3   Ratify the Appointment of PricewaterhouseCoopers
    Zhong Tian Cpas Limited Company As the Independent
    Auditors of the Company.                            Management  For           Voted - For
S4. As A Special Resoultion, Approval of the Amendment
    of Article 71 Set Forth in the Second Amended and
    Restated Articles of Association of the Company by
    Adopting the Third Amended and Restated Articles of
    Association of the Company.                         Management  For           Voted - For
SKY-MOBI LTD.
CUSIP: 83084G109 TICKER: MOBI
Meeting Date: 14-Dec-12 Meeting Type: Annual
1   Re-election of Mr. Kui Zhou As A Class B Director
    of the Company                                      Management  For           Voted - For
2   Re-election of Mr. Wei Zhou As A Class B Director
    of the Company                                      Management  For           Voted - For
3   Appointment of Deloitte Touche Tohmatsu As the
    Company's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending March 31, 2013      Management  For           Voted - For
4   Authorization of Mr. Michael Tao Song to Take Any
    and Every Action That Might be Necessary to Effect
    the Foregoing Resolutions As He, in His Absolute
    Discretion, Thinks Fit                              Management  For           Voted - Against
SOHU.COM INC.
CUSIP: 83408W103 TICKER: SOHU
Meeting Date: 14-Jun-13 Meeting Type: Annual
1   Director                                            Management
                                                        795





                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Dr. Charles Zhang                                   Management  For           Voted - For
2   Mr. Charles Huang                                   Management  For           Voted - For
3   Dr. Dave Qi                                         Management  For           Voted - For
4   Mr. Shi Wang                                        Management  For           Vote Withheld
2   To Vote on an Advisory Resolution Approving our
    Executive Compensation.                             Management  For           Voted - For
3   To Ratify the Appointment of PricewaterhouseCoopers
    Zhong Tian Cpas Limited Company As our Independent
    Auditors for the Fiscal Year Ending December 31,
    2013.                                               Management  For           Voted - For
SPREADTRUM COMMUNICATIONS, INC.
CUSIP: 849415203 TICKER: SPRD
Meeting Date: 27-Jul-12 Meeting Type: Annual
O1  That Leo Li, Currently A Class II Director of the
    Company, be Re- Elected for A Full Term of Three
    Years.                                              Management  For           Voted - For
O2  That Carol Yu, Currently A Class II Director of the
    Company, be Re- Elected for A Full Term of Three
    Years.                                              Management  For           Voted - For
O3  That Zhongrui Xia, Currently A Class II Director of
    the Company, be Re- Elected for A Full Term of
    Three Years.                                        Management  For           Voted - For
O4  That Addition of 2,700,000 Ordinary Shares of
    Company to Shares Authorized & Reserved for
    Issuance Under Company's 2007 Equity Incentive Plan
    Approved by Company's Board on November 8, 2011.    Management  For           Voted - Against
O5  That Addition of 700,680 Ordinary Shares of Company
    to Shares Authorized & Reserved for Issuance Under
    Company's 2007 Equity Incentive Plan As Approved by
    Company's Board on May 23, 2012.                    Management  For           Voted - Against
O6  That PricewaterhouseCoopers Zhong Tian Cpas Limited
    Company be Retained As the Company's Independent
    Auditor for the Fiscal Year Ending December 31,
    2012.                                               Management  For           Voted - For
TCL COMMUNICATION TECHNOLOGY HOLDINGS LTD, GEORGE
CUSIP: G87016146
Meeting Date: 25-Jan-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution 1 . Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy are
    Available by Clicking on The-url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0110/ltn20130-110266.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0110/ltn20-130110239.pdf                       Non-Voting                Non-Voting
1   To Approve the Master Supply (renewal 2012)
    Agreement (as Defined in the Circular of the
    Company Dated 10 January 2013 (the "circular"), the
                                                        796





                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Terms and the Transactions Thereunder, Together
      with the Relevant Proposed Annual Caps in Relation
      to Such Transactions for the Three Years Ending 31
      December 2015 As Set Out in the Circular            Management  For           Voted - For
TENCENT HOLDINGS LTD, GEORGE TOWN
CUSIP: G87572148
Meeting Date: 15-May-13 Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0328/ltn201303281202.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0328/ltn201303281196.pdf                       Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements and the Reports of the Directors and
      Auditor for the Year Ended 31 December 2012         Management  For           Voted - For
2     To Declare A Final Dividend                         Management  For           Voted - For
3.i.a To Re-elect Mr Zhang Zhidong As Director            Management  For           Voted - For
3.i.b To Re-elect Mr Ian Charles Stone As Director        Management  For           Voted - For
3.i.c To Re-elect Mr Jacobus Petrus Bekker As Director    Management  For           Voted - For
3.ii  To Authorise the Board of Directors to Fix the
      Directors' Remuneration                             Management  For           Voted - For
4     To Re-appoint Auditor and to Authorise the Board of
      Directors to Fix Their Remuneration                 Management  For           Voted - For
5     To Grant A General Mandate to the Directors to
      Issue New Shares (ordinary Resolution 5 As Set Out
      in the Notice of the Agm)                           Management  For           Voted - Against
6     To Grant A General Mandate to the Directors to
      Repurchase Shares (ordinary Resolution 6 As Set Out
      in the Notice of the Agm)                           Management  For           Voted - For
7     To Extend the General Mandate to Issue New Shares
      by Adding the Number of Shares Repurchased
      (ordinary Resolution 7 As Set Out in the Notice of
      the Agm)                                            Management  For           Voted - Against
TPV TECHNOLOGY LTD
CUSIP: G8984D107
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0418/ltn20130418577.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2013/0418/ltn20130418640.pdf                      Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against' For-all Resolutions. Thank
      You.                                                Non-Voting                Non-Voting
                                                          797





                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Receive and Consider the Audited Accounts and
    the Reports of the Directors and of the Auditors
    for the Year Ended 31 December 2012                 Management  For           Voted - For
2   To Approve the Payment of A Final Dividend          Management  For           Voted - For
3   To Re-elect Dr Hsuan, Jason As Executive Director
    of the Company                                      Management  For           Voted - For
4   To Re-elect Mr Chan Boon Teong (who Has Served As
    an Independent Non-executive Director for More Than
    9 Years) As Independent Non- Executive Director of
    the Company                                         Management  For           Voted - For
5   To Re-elect Dr Ku Chia-tai (who Has Served As an
    Independent Non-executive Director for More Than 9
    Years) As Independent Non-executive Director of the
    Company                                             Management  For           Voted - For
6   To Authorize the Board of Directors of the Company
    to Fix the Remuneration of Directors                Management  For           Voted - For
7   To Re-appoint PricewaterhouseCoopers As Auditors of
    the Company and to Authorize the Board of Directors
    to Fix Their Remuneration                           Management  For           Voted - For
8   To Approve by an Ordinary Resolution, the Granting
    of A General and Unconditional Mandate to the Board
    of Directors to Repurchase the Company's Own Shares Management  For           Voted - For
9   To Approve by an Ordinary Resolution, the Granting
    of A General and Unconditional Mandate to the Board
    of Directors to Issue New Shares of the Company     Management  For           Voted - Against
10  To Approve by an Ordinary Resolution, the Inclusion
    of the Aggregate Nominal Amount of Shares
    Repurchased by the Company to the Mandate Granted
    Under Resolution No. 9                              Management  For           Voted - Against
TRAVELSKY TECHNOLOGY LTD
CUSIP: Y8972V101
Meeting Date: 18-Jun-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419813.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419765.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   To Consider and Approve the Resolution in Relation
    to the Report of the Board of the Company for the
    Year Ended 31 December 2012                         Management  For           Voted - For
2   To Consider and Approve the Resolution in Relation
    to the Report of the Supervisory Committee of the
    Company for the Year Ended 31 December 2012         Management  For           Voted - For
3   To Consider and Approve the Resolution in Relation
    to the Audited Financial Statements of the Group
    (i.e. the Company and Its Subsidiaries) for the
    Year Ended 31 December 2012                         Management  For           Voted - For


798




    GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Consider and Approve the Resolution in Relation
    to the Allocation of Profit and Distribution of
    Final Dividend for the Year Ended 31 December 2012  Management  For           Voted - For
5   To Consider and Approve the Resolution in Relation
    to the Re-appointment of Auditors for the Year
    Ended 31 December 2013 and the Authorization to the
    Board to Fix the Remuneration Thereof               Management  For           Voted - For
6.1 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Xu Qiang As the
    Executive Director of the Fifth Session of the
    Board of the Company for A Term of Office of Three
    Years Commencing from the Conclusion of the Agm,
    and the Authorization to Board to Determine His
    Remuneration                                        Management  For           Voted - For
6.2 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Cui Zhixiong As the
    Executive Director of the Fifth Session of the
    Board of the Company for A Term of Office of Three
    Years Commencing from the Conclusion of the Agm,
    and the Authorization to Board to Determine His
    Remuneration                                        Management  For           Voted - For
6.3 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Xiao Yinhong As the
    Executive Director of the Fifth Session of the
    Board of the Company for A Term of Office of Three
    Years Commencing from the Conclusion of the Agm,
    and the Authorization to Board to Determine His
    Remuneration                                        Management  For           Voted - For
6.4 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Wang Quanhua As the
    Non-executive Director of the Fifth Session of the
    Board of the Company for A Term of Office of Three
    Years Commencing from the Conclusion of the Agm,
    and the Authorization to Board to Determine His
    Remuneration                                        Management  For           Voted - Against
6.5 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Sun Yude As the
    Non-executive Director of the Fifth Session of the
    Board of the Company for A Term of Office of Three
    Years Commencing from the Conclusion of the Agm,
    and the Authorization to Board to Determine His
    Remuneration                                        Management  For           Voted - For
6.6 To Consider and Approve the Resolution in Relation
    to the Appointment of Mr. Cai, Kevin Yang As the
    Non-executive Director of the Fifth Session of the
    Board of the Company for A Term of Office of Three
    Years Commencing from the Conclusion of the Agm,
    and the Authorization to Board to Determine His
    Remuneration                                        Management  For           Voted - For
6.7 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Cheung Yuk Ming As the
    Independent Non-executive Director of the Fifth
    Session of the Board of the Company for A Term of
    Office of Three Years Commencing from the


799




    GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Conclusion of the Agm, and the Authorization to
    Board to Determine His Remuneration                 Management  For           Voted - For
6.8 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Pan Chongyi As the
    Independent Non-executive Director of the Fifth
    Session of the Board of the Company for A Term of
    Office of Two Years Commencing from the Conclusion
    of the Agm, and the Authorization to Board to
    Determine His Remuneration                          Management  For           Voted - For
6.9 To Consider and Approve the Resolution in Relation
    to the Appointment of Mr. Zhang Hainan As the
    Independent Non-executive Director of the Fifth
    Session of the Board of the Company for A Term of
    Office of Two Years Commencing from the Conclusion
    of the Agm, and the Authorization to Board to
    Determine His Remuneration                          Management  For           Voted - For
7.1 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Ms. Zeng Yiwei As the
    Shareholder Representative Supervisor of the Fifth
    Session of the Supervisory Committee of the Company
    for A Term of Office of Three Years Commencing from
    the Conclusion of the Agm, and the Authorization to
    Board to Determine Her Remuneration                 Management  For           Voted - For
7.2 To Consider and Approve the Resolution in Relation
    to the Appointment of Mr. He Haiyan As the
    Shareholder Representative Supervisor of the Fifth
    Session of the Supervisory Committee of the Company
    for A Term of Office of Three Years Commencing from
    the Conclusion of the Agm, and the Authorization to
    Board to Determine His Remuneration                 Management  For           Voted - For
7.3 To Consider and Approve the Resolution in Relation
    to the Re-appointment of Mr. Rao Geping As the
    Independent Supervisor of the Fifth Session of the
    Supervisory Committee of the Company for A Term of
    Office of Three Years Commencing from the
    Conclusion of the Agm, and the Authorization to
    Board to Determine His Remuneration                 Management  For           Voted - For
8   To Consider and Approve the Resolution in Relation
    to the Authorization of A General Mandate to the
    Board of the Company to Issue New H Shares and
    Domestic Shares of the Company As Set Out in the
    Circular                                            Management  For           Voted - Against
9   To Consider and Approve the Resolution in Relation
    to the Authorization of A General Mandate to the
    Board of the Company to Repurchase H Shares of the
    Company As Set Out in the Circular                  Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date. If You Have-already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You D-ecide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting


800




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 18-Jun-13 Meeting Type: Class Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419815.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0419/ltn20130419769.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Grant of A General
    Mandate to the Board of the Company to Repurchase H
    Shares of the Company As Set Out in the Company's
    Circular Dated 22 April 2013                        Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date. If You Have-already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You D-ecide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
VANCEINFO TECHNOLOGIES INC.
CUSIP: 921564100 TICKER: VIT
Meeting Date: 06-Nov-12 Meeting Type: Special
S1. That (1) Agreement and Plan of Merger, by and Among
    the Company, Hisoft Technology International
    Limited, Chemistry Merger Sub Inc., ("merger Sub"),
    and Chemistry Merger Sub II Inc., ("merger
    Agreement"), (2) Plan of Merger ("plan of Merger")
    by and Among the Company and Merger Sub, (3)
    Transactions Contemplated Thereby, Including the
    Merger, are Authorized and Approved.                Management  Against       Voted - For
O2. As an Ordinary Resolution, That in the Event That
    There are Insufficient Proxies Received at the Time
    of the Egm to Authorize and Approve the Merger
    Agreement, the Plan of Merger and the Transactions
    Contemplated Thereby, Including the Merger, the
    Chairman of the Egm be Instructed to Adjourn the
    Egm in Order to Allow the Company to Solicit
    Additional Proxies.                                 Management  Against       Voted - For
VODONE LTD, HAMILTON
CUSIP: G9388Y101
Meeting Date: 28-May-13 Meeting Type: Annual General Meeting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn20130425041.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0425/ltn20130425039.pdf                        Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
                                                        801





                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Receive and Consider the Audited Consolidated
    Financial Statements and the Reports of the
    Directors and the Auditors for the Year Ended 31
    December 2012                                        Management  For           Voted - For
2a  To Re-elect Dr. Zhang Lijun As an Executive Director Management  For           Voted - For
2b  To Re-elect Mr. Wang Linan As an Independent
    Non-executive Director                               Management  For           Voted - For
2c  To Authorise the Board of Directors to Fix the
    Remuneration of Directors                            Management  For           Voted - Against
3   To Re-appoint Bdo Limited As the Auditors and to
    Authorise the Board of Directors to Fix Their
    Remuneration                                         Management  For           Voted - For
4   To Grant A General Mandate to the Directors to
    Purchase the Shares of the Company Not Exceeding
    10% of the Aggregate Nominal Amount of the Issued
    Share Capital of the Company As at the Date of the
    Passing of This Resolution                           Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Issue, Allot and Deal with Additional Shares of the
    Company Not Exceeding 20% of the Aggregate Nominal
    Amount of the Issued Share Capital of the Company
    As at the Date of the Passing of This Resolution     Management  For           Voted - Against
6   To Extend the General Mandate Granted to the
    Directors to Issue, Allot and Deal with Additional
    Shares in the Capital of the Company by the
    Aggregate Nominal Amount of Shares Repurchased by
    the Company                                          Management  For           Voted - Against
7   To Refresh the Existing Scheme Mandate Limit Under
    the Share Option Scheme of China Mobile Games and
    Entertainment Group Limited ("cmge") for Allowing
    Cmge to Grant Share Options Up to 10% of the
    Aggregate Nominal Amount of the Issued Share
    Capital of Cmge As at the Date of the Passing of
    This Resolution                                      Management  For           Voted - For
VTECH HOLDINGS LTD, HAMILTON
CUSIP: G9400S132
Meeting Date: 13-Jul-12 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0608/ltn20120608259.pdf                         Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors of the
    Company (''directors'') and the Auditor of the
    Company (''auditor'') for the Year Ended 31 March
    2012                                                 Management  For           Voted - For
2   To Consider and Declare A Final Dividend in Respect
    of the Year Ended 31 March 2012                      Management  For           Voted - For
3.a To Re-elect Dr. Allan Wong Chi Yun As Director       Management  For           Voted - For


802




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.b To Re-elect Dr. William Fung Kwok Lun As Director   Management  For           Voted - For
3.c To Re-elect Mr. Denis Morgie Ho Pak Cho As Director Management  For           Voted - Against
3.d To Fix the Remuneration of the Directors            Management  For           Voted - For
4   To Re-appoint KPMG As the Auditor and Authorise the
    Board of Directors to Fix Their Remuneration        Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Repurchase Shares Representing Up to 10% of the
    Issued Share Capital of the Company at the Date of
    the Annual General Meeting                          Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares
    Representing Up to 10% of the Issued Share Capital
    of the Company at the Date of the Annual General
    Meeting                                             Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Allot, Issue and Deal with Additional
    Shares by the Addition of Such Number of Shares to
    be Repurchased by the Company                       Management  For           Voted - Against
Meeting Date: 12-Jul-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/0603/ltn20130603157-8.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0603/ltn201306031510.pdf                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors of the
    Company (''directors'') and the Auditor of the
    Company (''auditor'') for the Year Ended 31 March
    2013                                                Management  For           Voted - For
2   To Consider and Declare A Final Dividend in Respect
    of the Year Ended 31 March 2013                     Management  For           Voted - For
3.a To Re-elect Dr. Pang King Fai As Director           Management  For           Voted - For
3.b To Re-elect Mr. Michael Tien Puk Sun As Director    Management  For           Voted - For
3.c To Re-elect Mr. Wong Kai Man As Director            Management  For           Voted - For
3.d To Fix the Remuneration of the Directors            Management  For           Voted - For
4   To Re-appoint KPMG As the Auditor and Authorise the
    Board of Directors to Fix Their Remuneration        Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Repurchase Shares Representing Up to 10% of the
    Issued Share Capital of the Company at the Date of
    the 2013 Agm                                        Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares
    Representing Up to 10% of the Issued Share Capital
    of the Company at the Date of the 2013 Agm          Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Allot, Issue and Deal with Additional
    Shares by the Addition of Such Number of Shares to
    be Repurchased by the Company                       Management  For           Voted - Against


803




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ZTE CORPORATION
CUSIP: Y0004F105
Meeting Date: 07-Mar-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0117/ltn20130117247.pdf-,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0117/ltn20130117199.pdf-and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0218/ltn20130218198.-pdf                       Non-Voting                Non-Voting
1.1 That Mr. Hou Weigui be Elected As A Non-
    Independent Director of the Sixth Session of the
    Board of Directors of the Company for A Term
    Commencing on 30 March 2013 and Ending on 29 March
    2016                                                Management  For           Voted - For
1.2 That Mr. Zhang Jianheng be Elected As A Non-
    Independent Director of the Sixth Session of the
    Board of Directors of the Company for A Term
    Commencing on 30 March 2013 and Ending on 29 March
    2016                                                Management  For           Voted - For
1.3 That Mr. Xie Weiliang be Elected As A Non-
    Independent Director of the Sixth Session of the
    Board of Directors of the Company for A Term
    Commencing on 30 March 2013 and Ending on 29 March
    2016                                                Management  For           Voted - Against
1.4 That Mr. Wang Zhanchen be Elected As A Non-
    Independent Director of the Sixth Session of the
    Board of Directors of the Company for A Term
    Commencing on 30 March 2013 and Ending on 29 March
    2016                                                Management  For           Voted - Against
1.5 That Mr. Zhang Junchao be Elected As A Non-
    Independent Director of the Sixth Session of the
    Board of Directors of the Company for A Term
    Commencing on 30 March 2013 and Ending on 29 March
    2016                                                Management  For           Voted - Against
1.6 That Mr. Dong Lianbo be Elected As A Non-
    Independent Director of the Sixth Session of the
    Board of Directors of the Company for A Term
    Commencing on 30 March 2013 and Ending on 29 March
    2016                                                Management  For           Voted - For
1.7 That Mr. Shi Lirong be Elected As A Non-
    Independent Director of the Sixth Session of the
    Board of Directors of the Company for A Term
    Commencing on 30 March 2013 and Ending on 29 March
    2016                                                Management  For           Voted - For
1.8 That Mr. Yin Yimin be Elected As A Non- Independent
    Director of the Sixth Session of the Board of
    Directors of the Company for A Term Commencing on
    30 March 2013 and Ending on 29 March 2016           Management  For           Voted - For
1.9 That Mr. He Shiyou be Elected As A Non- Independent
    Director of the Sixth Session of the Board of
    Directors of the Company for A Term Commencing on
    30 March 2013 and Ending on 29 March 2016           Management  For           Voted - For
                                                        804





     GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                      PROPOSED BY                          MGT. POSITION REGISTRANT VOTED
1.10 That Ms. Qu Xiaohui be Elected As an Independent
     Non-executive Director of the Sixth Session of the
     Board of Directors of the Company for A Term
     Commencing on 30 March 2013 and Ending on 21 July
     2015                     Management                           For           Voted - For
1.11 That Mr. Chen Naiwei be Elected As an Independent
     Non-executive Director of the Sixth Session of the
     Board of Directors of the Company for A Term
     Commencing on 30 March 2013 and Ending on 21 July
     2015                     Management                           For           Voted - For
1.12 That Mr. Wei Wei be Elected As an Independent
     Non-executive Director of the Sixth Session of the
     Board of Directors of the Company for A Term
     Commencing on 30 March 2013 and Ending on 21 July
     2015                     Management                           For           Voted - For
1.13 That Mr. Tan Zhenhui be Elected As an Independent
     Non-executive Director of the Sixth Session of the
     Board of Directors of the Company for A Term
     Commencing on 30 March 2013 and Ending on 29 March
     2016                     Management                           For           Voted - For
1.14 That Mr. Timothy Alexander Steinert be Elected As
     an Independent Non-executive Director of the Sixth
     Session of the Board of Directors of the Company
     for A Term Commencing on 30 March 2013 and Ending
     on 29 June 2013          Management                           For           Voted - For
2.1  That Mr. Chang Qing be Elected As A Shareholders
     Representative Supervisor of the Sixth Session of
     the Supervisory Committee of the Company for A Term
     Commencing on 30 March 2013 and Ending on 29 March
     2016                     Management                           For           Voted - For
2.2  That Ms. Xu Weiyan be Elected As A Shareholders
     Representative Supervisor of the Sixth Session of
     the Supervisory Committee of the Company for A Term
     Commencing on 30 March 2013 and Ending on 29 March
     2016                     Management                           For           Voted - For
3    To Consider and Approve the Resolution on the
     Amendment of Certain Clauses of the Articles of
     Association              Management                           For           Voted - For
     Voting at the Egm in Respect of Sub- Resolutions
     No. 1.1 to 1.9 and 1.10 to 1.1-4 Under Resolution
     No. 1 (namely the Election of Non-independent
     Directors And-election of Independent Non-executive
     Directors) is Conducted by Way of Accum-ulative
     Voting.                  Non-Voting                                         Non-Voting
     Please Note That This is A Revision Due to Receipt
     of Additional Comment. If Y-ou Have Already Sent in
     Your Votes, Please Do Not Return This Proxy Form
     Unles-s You Decide to Amend Your Original
     Instructions. Thank You. Non-Voting                                         Non-Voting
Meeting Date: 30-May-13       Meeting Type: Annual General Meeting
     Please Note That This is an Amendment to Meeting Id
     187696 Due to Change in Re-cord Date. All Votes
     Received on the Previous Meeting Will be


805




    GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0414/ltn-20130414019.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0414/ltn-20130414015.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/-ltn20130509250.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the 2012 Financial
    Statements of the Company Audited by Prc and Hong
    Kong Auditors                                       Management  For           Voted - For
2   To Consider and Approve the 2012 Report of the
    Board of Directors of the Company                   Management  For           Voted - For
3   To Consider and Approve the 2012 Report of the
    Supervisory Committee of the Company                Management  For           Voted - For
4   To Consider and Approve the 2012 Report of the
    President of the Company                            Management  For           Voted - For
5   To Consider and Approve the Final Financial
    Accounts of the Company for 2012                    Management  For           Voted - For
6   To Consider and Approve the Proposals of Profit
    Distribution of the Company for 2012                Management  For           Voted - For
7.1 To Consider and Approve the Resolutions on the
    Proposed Application by the Company for Composite
    Credit Facilities: to Consider and Approve the
    Resolution of the Company Proposing the Application
    to Bank of China Limited, Shenzhen Branch for A
    Composite Credit Facility Amounting to Rmb23.0
    Billion                                             Management  For           Voted - For
7.2 To Consider and Approve the Resolutions on the
    Proposed Application by the Company for Composite
    Credit Facilities: to Consider and Approve the
    Resolution of the Company Proposing the Application
    to China Construction Bank Corporation, Shenzhen
    Branch for A Composite Credit Facility Amounting to
    Rmb11.5 Billion                                     Management  For           Voted - For
7.3 To Consider and Approve the Resolutions on the
    Proposed Application by the Company for Composite
    Credit Facilities: to Consider and Approve the
    Resolution of the Company Proposing the Application
    to China Development Bank Corporation, Shenzhen
    Branch for A Composite Credit Facility Amounting to
    Usd6.0 Billion                                      Management  For           Voted - For
8.1 To Consider and Approve the Resolutions on the
    Appointment of the Prc Auditor and the Hong Kong
    Auditor of the Company for 2013: to Consider and
    Approve the Re-appointment of Ernst & Young Hua
    Ming LLP As the Prc Auditor of the Company's
    Financial Report for 2013 and Authorise the Board
    of Directors to Fix the Financial Report Audit Fees
    of Ernst & Young Hua Ming LLP for 2013 Based on the
    Specific Audit Work to be Conducted                 Management  For           Voted - For
8.2 To Consider and Approve the Resolutions on the
    Appointment of the Prc Auditor and the Hong Kong


806




                        GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Auditor of the Company for 2013: to Consider and
    Approve the Re-appointment of Ernst & Young As the
    Hong Kong Auditor of the Company's Financial Report
    for 2013 and Authorise the Board of Directors to
    Fix the Financial Report Audit Fees of Ernst &
    Young for 2013 Based on the Specific Audit Work to
    be Conducted                                        Management  For           Voted - For
8.3 To Consider and Approve the Resolutions on the
    Appointment of the Prc Auditor and the Hong Kong
    Auditor of the Company for 2013: to Consider and
    Approve the Re-appointment of Ernst & Young Hua
    Ming LLP As the Internal Control Auditor of the
    Company for 2013 and Authorize the Board of
    Directors to Fix the Internal Control Audit Fees of
    Ernst & Young Hua Ming LLP for 2013 Based on the
    Specific Audit Work to be Conducted                 Management  For           Voted - For
9.1 To Consider and Approve the Resolution on the
    Application for Investment Limits in Derivative
    Products of the Company for 2013: to Consider and
    Approve the Authorisation for the Company to Invest
    in Value Protection Derivative Products Against Its
    Foreign Exchange Risk Exposure by Hedging Through
    Dynamic Coverage Rate for an Net Amount Not
    Exceeding the Equivalent of Usd3.0 Billion (such
    Limit May be Applied on A Revolving Basis During
    the Effective Period of the Authorisation). the
    Authorisation Shall be Effective from the Date on
    Which It is Approved by Way of Resolution at the
    General Meeting to the Date on Which the Next
    Annual General Meeting of the Company Closes Or to
    the Date on Which This Authorisation is Modified Or
    Revoked at A General Meeting, Whichever is Earlier  Management  For           Voted - For
9.2 To Consider and Approve the Resolution on the
    Application for Investment Limits in Derivative
    Products of the Company for 2013: to Consider and
    Approve the Authorisation for Company to Invest in
    Fixed Income Derivative Products for an Net Amount
    Not Exceeding the Equivalent of Usd500 Million
    (such Limit May be Applied on A Revolving Basis
    During the Effective Period of the Authorisation).
    the Authorisation Shall be Effective from the Date
    on Which It is Approved by Way of Resolution at the
    General Meeting to the Date on Which the Next
    Annual General Meeting of the Company Closes Or to
    the Date on Which This Authorisation is Modified Or
    Revoked at A General Meeting, Whichever is Earlier  Management  For           Voted - For
10  To Consider and Approve the Resolution of the
    Company on the Application for General Mandate for
    2013                                                Management  For           Voted - Against
Meeting Date: 28-Jun-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That This is an Amendment to Meeting Id
    200082 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting


807




    GLOBAL X NASDAQ CHINA TECHNOLOGY ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0613/lt-n20130613726.pdf
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0613/ltn-20130613734.pdf
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0613/ltn2-0130613708.pdf
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0513/ltn2-0130513167.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0607/ltn201306-07346.pdf                       Non-Voting                Non-Voting
1   To Consider and Approve the Resolution on the
    Repurchase and Cancellation of Restricted Shares
    Not Qualified for Unlocking                         Management  For           Voted - For
2   To Consider and Approve the Resolution on the
    Amendment of Certain Clauses of the Articles of
    Association                                         Management  For           Voted - For
3   To Consider and Approve the Resolution on the
    Election of Independent Non-executive Director That
    Mr. Richard Xike Zhang (as Specified) be Elected As
    an Independent Non-executive Director of the Sixth
    Session of the Board of Directors of the Company
    for A Term Commencing on 30 June 2013 and Expiring
    Upon the Conclusion of the Term of the Sixth
    Session of the Board of Directors of the Company
    (namely 29 March 2016)                              Management  For           Voted -- For


808




                         GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ACCESS BANK NIGERIA PLC
CUSIP: V0014P104
Meeting Date: 25-Apr-13  Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Year Ended December 31, 2012 and the Reports of the
    Directors, Auditors and Audit Committee Thereon     Management  For           Voted - For
2   To Declare A Final Dividend                         Management  For           Voted - For
3   To Re-elect Mr. Gbenga Oyebode Mfr As A Non-
    Executive Director                                  Management  For           Voted - For
4   To Re-elect Dr. Mahmoud Isa-dutse As A Non-
    Executive Director                                  Management  For           Voted - For
5   To Re-elect Mrs. Mosun Belo-olusoga As A Non-
    Executive Director                                  Management  For           Voted - For
6   To Elect Dr. Ernest Chukwuka-anene Ndukwe, Who Was
    Appointed an Independent Non- Executive Director by
    the Board Since the Last Annual General Meeting     Management  For           Voted - For
7   To Appoint Messrs PricewaterhouseCoopers As the
    Auditors to the Company; in Place of the Retiring
    Auditors, KPMG Professional Services                Management  For           Voted - For
8   To Authorise the Directors to Fix the Remuneration
    of the Auditors                                     Management  For           Voted - For
9   To Elect/re-elect Members of the Audit Committee    Management  For           Voted - For
10  That the Directors' Fees for the Financial Year
    Ending December 31, 2013 be and is Hereby Fixed at
    N41, 500,000.00 (forty One Million Five Hundred
    Thousand Naira Only)                                Management  For           Voted - For
11  That Subject to Required Regulatory Approvals, the
    Directors be and are Hereby Authorized to
    Distribute to Members of the Bank, the Bank's
    Equity Interest in the Issued Share Capital of
    Wapic Insurance PLC ('wapic Shares') to Ensure
    Compliance with the Central Bank of Nigeria
    Regulation 3, 2010 on the Scope of Banking
    Activities and Ancillary Matters                    Management  For           Voted - For
12  That the Directors be and are Hereby Authorized to
    Appoint Professional Advisers and Take Such Steps
    As May be Required to Give Effect to the
    Transaction Referred to in Resolutions 11 Above
    Upon Such Terms and Conditions As the Directors May
    Approve                                             Management  For           Voted - For
AFREN PLC, LONDON
CUSIP: G01283103
Meeting Date: 20-May-13  Meeting Type: Ordinary General Meeting
1   That the Company Acquire the Beneficial Interest in
    15,000,000 Ordinary Shares in the Capital of First
    Hydrocarbon Nigeria Company Ltd As in Circular
    Dated 2 May 2013                                    Management  For           Voted - For


809




                        GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 11-Jun-13 Meeting Type: Annual General Meeting
1   That the Financial Statements for the Year Ended 31
    December 2012, Together with the Reports of the
    Directors and Auditors Thereon, be Received and
    Adopted                                             Management  For           Voted - For
2   That the Directors' Remuneration Report for the
    Year Ended 31 December 2012, Together with the
    Auditors' Report Thereon, be Approved               Management  For           Voted - Against
3   That Egbert Imomoh be Re-elected As A Director of
    the Company                                         Management  For           Voted - For
4   That Peter Bingham be Re-elected As A Director of
    the Company                                         Management  For           Voted - For
5   That John St John be Re-elected As A Director of
    the Company                                         Management  For           Voted - For
6   That Toby Hayward be Re-elected As A Director of
    the Company                                         Management  For           Voted - For
7   That Ennio Sganzerla be Re-elected As A Director of
    the Company                                         Management  For           Voted - For
8   That Patrick Obath be Re-elected As A Director of
    the Company                                         Management  For           Voted - For
9   That Osman Shahenshah be Re-elected As A Director
    of the Company                                      Management  For           Voted - For
10  That Shahid Ullah be Re-elected As A Director of
    the Company                                         Management  For           Voted - For
11  That Darra Comyn be Re-elected As A Director of the
    Company                                             Management  For           Voted - For
12  That Deloitte LLP be Re-appointed As Auditors of
    the Company                                         Management  For           Voted - For
13  That the Directors be and are Hereby Generally and
    Unconditionally Authorised to Allot and Grant
    Rights to Subscribe for Or to Convert Securities
    Into Shares of the Company                          Management  For           Voted - For
14  That the Directors be Given Power to Allot Equity
    Securities                                          Management  For           Voted - For
15  That the Company be Generally and Unconditionally
    Authorised to Make One Or More Market Purchases     Management  For           Voted - For
16  That the Company's Articles of Association be
    Amended                                             Management  For           Voted - For
17  That A General Meeting of the Company, Other Than
    an Annual General Meeting of the Company, May be
    Called on Not Less Than 14 Clear Days' Notice       Management  For           Voted - Against
    Please Note That This is A Revision Due to
    Modification of Text in Resolution-8. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy For-m Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting


810




                          GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
DANGOTE CEMENT PLC, LAGOS
CUSIP: V27546106
Meeting Date: 23-May-13   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Receive the Audited Financial Statements for the
    Year Ended 31st December 2012, and the Reports of
    the Directors, Auditors and Audit Committee Thereon Management  For           Voted - For
2   To Declare A Dividend                               Management  For           Voted - For
3   To Elect Or Re-elect Directors                      Management  For           Voted - For
4   To Fix the Remuneration of the Directors            Management  For           Voted - For
5   To Authorize the Directors to Fix the Remuneration
    of the Auditors                                     Management  For           Voted - For
6   To Elect Members of the Audit Committee             Management  For           Voted - For
DIAMOND BANK PLC, LAGOS
CUSIP: V2857Q108
Meeting Date: 30-Apr-13   Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Period Ended December 31, 2012, and the Report of
    the Directors, Auditors and Audit Committee Thereon Management  For           Abstain
2   To Elect/re-elect Directors: (i) in Accordance with
    the Provisions of the Articles of Association of
    the Company. Mr. Chris Ogbechie, Mr.ian Greenstreet
    and Ms. Ngozi Edozien Retire by Rotation and Being
    Eligible, Offer Themselves for Re-election (ii) the
    Appointment of Mrs Ifueko Omoigui Okauru As
    Independent Director is Also Being Tabled for Your
    Ratification (iii) the Appointment of A
    Non-executive Director (mr. Allan Christopher
    Michael Low for Your Ratification; to Re-elect Hrm
    Igwe Nnaemeka Alfred Ugochukwu Achebe Who is
    Over 70 Years Will be Proposed for Re-election As
    Director Pursuant to Section 256 of the Companies
    and Allied Matters Act, 1990                        Management  For           Voted - For
3   To Appoint Auditors: KPMG Professional Services As
    the New Auditors to the Bank, be and is Hereby
    Approved                                            Management  For           Voted - For
4   To Authorize the Directors to Fix Remuneration of
    the Auditors                                        Management  For           Voted - For
5   To Elect Members of the Audit Committee             Management  For           Voted - For
6   That the Authorized Share Capital of the Company be
    and Hereby Increased from Ngn 10,000,000,000 (ten
    Billion Naira) to Ngn 15,000,000,000 (fifteen
    Billion Naira) by the Creation of Additional
    10,000,000,000 Ordinary Shares of the Company of
    50 Kobo Each, Ranking Pari Passu in All Respects
    with the Existing Ordinary Shares of the Company    Management  For           Voted - For
7   That the Memorandum and Articles of Association of
    the Company be and is Hereby Amended As


811




                          GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Follows: (a) by Deleting Clause 7(a) of the
    Memorandum and Substituting It With: the Share
    Capital of the Company is Ngn 15,000,000,000
    (fifteen Billion Naira) Divided Into 30,000,000.000
    (thirty Billion) Ordinary Shares of 50 Kobo Each    Management  For           Voted - For
8   That Subject to the Approval of Regulatory
    Authorities, the Directors be and are Hereby
    Authorized to Raise Additional Capital of Up to
    Usd750,000,000 (seven Hundred and Fifty Million
    United States Dollars) Or Its Naira Equivalent
    Through the Issuance of Any Form of Debt And/or
    Equity And/or Any Other Instrument Which May be
    Appropriate to Meet the Bank's Capital
    Requirements, to be Undertaken by Way Of            Management  For           Voted - For
9   That Subject to the Approval of the Regulatory
    Authorities, the Directors be and are Hereby
    Authorized That in the Event of Over Subscription,
    Excess Monies Arising from the Offer be Absorbed to
    the Extent Required by the Bank                     Management  For           Voted - For
10  That the Directors' Fees Shall Until Reviewed by
    the Company in Annual General Meeting be Fixed at
    N124,000,000.00 (one Hundred and Twenty- Four
    Million Naira) for Each Financial Year              Management  For           Voted - For
11  That Clause 104 of the Articles of Association be
    Amended by Deleting and Substituting With: the
    Directors Shall Provide for the Safe Keeping of the
    Seal, Which Shall be Used by the Authority of the
    Directors of A Committee of the Directors
    Authorized by the Directors in That Behalf and
    Every Instrument to Which the Seal Shall be Affixed
    Shall be Signed by A Director and Shall be
    Counter-signed by the Secretary, Or by A Second
    Director Or Signed by Two Other Persons Appointed
    by the Directors from Time to Time for the Purpose  Management  For           Voted - For
12  That Clause 85 of the Articles of Association be
    Amended by Deleting and Substituting It with "
    However A Director Shall Abstain from Discussion
    and Voting on Any Matter in Which the Director Has
    Or May Have Conflict of Interest                    Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification of Text in Resolution-2. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy For-m Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
FBN HOLDINGS PLC, LAGOS
CUSIP: V342A5109
Meeting Date: 31-May-13   Meeting Type: Annual General Meeting
1   To Receive the Audited Accounts for the Year Ended
    December 31,2012 Together with the Reports of the
    Directors, and Auditors Thereon                     Management  For           Abstain
2   To Declare A Dividend                               Management  For           Voted - For
3   To Elect Directors                                  Management  For           Voted - For


812




                          GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Approve the Remuneration of Directors            Management  For           Voted - For
5   To Authorize the Directors to Fix the Remuneration
    of the Joint Auditors                               Management  For           Voted - For
6   To Elect Members of the Audit Committee             Management  For           Voted - For
FIDELITY BANK PLC, VICTORIA ISLAND
CUSIP: V3456T105
Meeting Date: 21-May-13   Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Year Ended December 31,2012 and the Reports of the
    Directors, Joint Auditors and Audit Committee
    Thereon                                             Management  For           Voted - For
2   To Declare A Dividend: If the Proposed Dividend of
    21 Kobo Per Share is Approved                       Management  For           Voted - For
3   To Elect/re-elect Directors                         Management  For           Voted - For
4   To Approve the Remuneration of the Directors        Management  For           Abstain
5   To Authorize the Directors to Fix the Remuneration
    of the Joint Auditors                               Management  For           Abstain
6   To Elect Members to the Audit Committee             Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification of Text in Resolution-2. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy For-m Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
FIRST CITY MONUMENT BANK PLC, LAGOS
CUSIP: V3558N105
Meeting Date: 19-Jun-13   Meeting Type: Annual General Meeting
1   To Receive and Consider the Report of the Directors
    and the Financial Statements for the Year Ended
    December 31 2012, the Auditor's Report Thereon and
    the Audit Committee Report                          Management  For           Voted - For
2   To Authorize the Directors to Fix the Remuneration
    of the Auditors                                     Management  For           Abstain
3   To Re-elect Directors in Place of Those Retiring    Management  For           Abstain
4   To Elect Or Re-elect Members of the Audit Committee Management  For           Voted - For
5   That Following the Recommendation of Directors, the
    Sum of N380,821,960.00 be and is Hereby Capitalized
    from the Share Premium Account Into Ordinary Shares
    of 50 Kobo Each and Appropriated to the Members
    Whose Names Appear in the Register of Members at
    the Close of Business on Tuesday June 04, 2013 in
    the Proportion of One New Share for Every
    Twenty-five Shares Registered in Such Member's
    Names on That Date, Subject to the Approval of the
    Appropriate Regulatory Authorities, the Shares So
    Distributed Being Treated for All Purposes As
    Capital and Not As Income, Ranking Pari Passu With,
    Existing Shares of the Company. This Shares Shall
    be Distributed to Shareholders Under the Fcmb PLC
    the Holding Company                                 Management  For           Abstain
                                                        813





                          GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GUARANTY TRUST BANK PLC
CUSIP: V41619103
Meeting Date: 25-Apr-13   Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Year Ended December 31, 2012, and the Reports of
    the Directors, Auditor and Audit Committee Thereon  Management  For           Voted - For
2   To Declare A Dividend                               Management  For           Voted - For
3   To Elect/re-elect Directors                         Management  For           Voted - For
4   To Authorize Directors to Fix the Remuneration of
    the Auditor                                         Management  For           Voted - For
5   To Elect Members of the Audit Committee             Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date from 24 Apr 2-013 to 10 Apr 2013. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                Non-Voting
LAFARGE CEMENT WAPCO NIGERIA PLC
CUSIP: V2856X104
Meeting Date: 28-May-13   Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements for the
    Year Ended 31st December 2012, the Reports of the
    Directors, Auditors and Audit Committee Thereon     Management  For           Abstain
2   To Declare A Dividend                               Management  For           Voted - For
3   To Elect/re-elect Retiring Directors                Management  For           Voted - For
4   To Authorize the Directors to Fix the Remuneration
    of the External Auditors                            Management  For           Abstain
5   To Elect Members of the Audit Committee             Management  For           Voted - For
6   To Approve the Remuneration of the Directors        Management  For           Abstain
MART RESOURCES INC
CUSIP: 572903102
Meeting Date: 27-Jun-13   Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.5 and 3". Thank You.              Non-Voting                Non-Voting
    Please Note That Resolution 4 is to be Approved by
    Disinterested- Shareholders. Thank You.             Non-Voting                Non-Voting
1   To Fix the Number of Directors to be Elected at the
    Meeting at Five (5)                                 Management  For           Voted - For
2.1 Election of Director: Wade G. Cherwayko             Management  For           Voted - For
2.2 Election of Director: Leroy Wolbaum                 Management  For           Voted - For
2.3 Election of Director: Derrick R. Armstrong          Management  For           Voted - For
2.4 Election of Director: Dallas L. Droppo, Q.c.        Management  For           Voted - For
2.5 Election of Director: Paul A. Crilly                Management  For           Voted - For
3   To Appoint Deloitte LLP As Auditors of the
    Corporation for the Ensuing Year and to Authorize


814




                         GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    the Board of Directors to Fix the Auditor's
    Remuneration                                        Management   For           Voted - For
4   To Approve and Adopt an Ordinary Resolution
    Relating to the Amendment, Renewal, and Approval of
    the Stock Option Plan of the Corporation, As More
    Particularly Set Out in the Management Information
    Circular of the Corporation Dated May 22, 2013 (the
    "information Circular")                             Management   For           Voted - For
NESTLE FOODS NIGERIA PLC
CUSIP: V6702N103
Meeting Date: 09-May-13  Meeting Type: Annual General Meeting
1   To Lay Before the Meeting the Report of the
    Directors the Financial Statements for the Year
    Ended 31 December 2012 and the Reports of the
    Auditors and the Audit Committee Thereon            Management   For           Abstain
2   To Declare A Final Dividend                         Management   For           Abstain
3   To Re-elect Director                                Management   For           Abstain
4   To Authorize the Directors to Fix the Remuneration
    of the Auditors                                     Management   For           Abstain
5   To Elect the Members of the Audit Committee         Management   For           Abstain
6   To Fix the Remuneration of Directors and Approve
    Benefits to the Long Serving Retired Director       Management   For           Abstain
OANDO PLC
CUSIP: V6796A108
Meeting Date: 24-Jun-13  Meeting Type: ExtraOrdinary General Meeting
1   That on the Recommendation of the Directors and
    Pursuant to Article 7 of the Company's Articles of
    Association, the Shareholders Hereby Authorise the
    Directors to Raise Additional Capital Through the
    Issuance of Not More Than 2,046,706,324 Ordinary
    Shares of 50 Kobo Each, at N15.00 Per Share by Way
    of A Special/private Placement Subject to
    Regulatory Approvals                                Management   For           Voted - Against
    Please Note That This is A Revision Due to Change
    in Record Date from 21 Jun 2-013 to 14 Jun 2013. If
    You Have Already Sent in Your Votes, Please Do Not
    Retu-rn This Proxy Form Unless You Decide to Amend
    Your Original Instructions. Than-k You.             Non-Voting                 Non-Voting
SAIPEM SPA, SAN DONATO MILANESE
CUSIP: T82000117
Meeting Date: 30-Apr-13  Meeting Type: Ordinary General Meeting
    Please Note That the Italian Language Agenda is
    Available by Clicking on The-url Link:
    Https://materials.proxyvote.com/approved/99999
    Z/19840101/nps_159429.-pdf                          Non-Voting                 Non-Voting
    Please Note That This is A Revision Due to
    Postponement of Meeting Date from 2-4 Apr 2013 to


815




                         GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    30 Apr 2013. There is No Need to Re-vote As Initial
    Vote Instruc-tions Remain Valid. Thank You.         Non-Voting                Non-Voting
1   Statutory Financial Statements at December 31, 2012
    of Saipem S.p.a. Relevant Deliberations.
    Presentation of the Consolidated Financial
    Statements at December 31, 2012. Reports by the
    Board of Directors, the Statutory Auditors and the
    External Auditors                                   Management  For           Voted - For
2   Allocation of the Net Profit                        Management  For           Voted - For
3   Appointment of A Board Director                     Management  For           Voted - For
4   Additional Fees to the External Auditors            Management  For           Voted - For
5   Compensation Report: Compensation Policy            Management  For           Voted - For
SEACOR HOLDINGS INC.
CUSIP: 811904101 TICKER: CKH
Meeting Date: 26-Jun-13  Meeting Type: Annual
1   Director                                            Management
1   Charles Fabrikant                                   Management  For           Voted - For
2   Pierre De Demandolx                                 Management  For           Voted - For
3   Oivind Lorentzen                                    Management  For           Voted - For
4   Andrew R. Morse                                     Management  For           Voted - For
5   R. Christopher Regan                                Management  For           Voted - For
6   Steven J. Wisch                                     Management  For           Voted - For
2   To Approve the Compensation Paid by the Company to
    the Named Executive Officers.                       Management  For           Voted - Against
3   To Ratify the Appointment of Ernst & Young LLP As
    Seacor's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending December 31, 2013.  Management  For           Voted - For
SKYE BANK PLC, LAGOS
CUSIP: V7796U128
Meeting Date: 22-May-13  Meeting Type: Annual General Meeting
1   To Receive and Consider the Audited Financial
    Statements for the Period Ended December 31,2012,
    Together with the Reports of the Directors,
    Auditors, and the Audit Committee Thereon           Management  For           Voted - For
2   To Declare Dividend: 50 Kobo Per Share              Management  For           Voted - For
3   To Appoint/re-elect Directors                       Management  For           Voted - For
4   To Authorize the Directors to Fix the Remuneration
    of the Auditors                                     Management  For           Voted - For
5   To Elect Members of the Audit Committee             Management  For           Voted - For
6   To Fix the Director's Fees for the Year Ending
    December 31, 2013                                   Management  For           Voted - For
7   Pursuant to the Articles of Association of the
    Bank, to Authorize the Directors To: A) Raise Up to
    N50bn (fifty Billion Naira Only) in Form of
    Additional Share Capital from the Capital Market,
    Local, Foreign Or Other Investors Whether by
    Private Placement, Public Or Rights Offer and
    Issuing Ordinary Shares of the Bank for Such


816




                          GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Equity, and Up to Usd200m Or Its Equivalent in
    Naira by Way of Tier 2 Capital Whether by Bonds,
    Convertible Loans Or Other Debt Instruments, with
    Or Without the Option of Converting Such Bonds,
    Loans Or Other Debt, Instruments to Ordinary Shares
    of the Bank Upon Such Terms and Conditions As the
    Directors May Deem Fit, Subject to Necessary
    Regulatory Approvals B) in the Event of an
    Over-subscription of Any Equity Or Debt Instrument
    Offered, the Directors be and are Hereby Authorised
    to Procure That Contd                               Management  For           Voted - For
    Contd Part Or All of the Over-subscription Funds
    Raised be Absorbed in A-manner They Deem
    Appropriate to the Extent Required by the Bank and
    Subject-to Obtaining the Approvals of Relevant
    Regulatory Authorities C) Appoint Such-
    Professional Parties, Enter Into Any Agreement,
    Execute Any Document And-perform All Such Other
    Acts and Do All Such Other Things As May be
    Necessary-for Or Incidental to Giving Effect to the
    Above Resolutions                                   Non-Voting                Non-Voting
SUBSEA 7 SA, LUXEMBOURG
CUSIP: L8882U106
Meeting Date: 28-Jun-13   Meeting Type: Annual General Meeting
1   To Consider (i) the Management Reports of the Board
    of Directors of the Company in Respect of the
    Statutory and Consolidated Financial Statements of
    the Company and (ii) the Reports of Deloitte S.a.,
    Luxembourg, Authorised Statutory Auditor on the
    Statutory Financial Statements and the Consolidated
    Financial Statements of the Company for the Fiscal
    Year 2012                                           Management  For           Voted - For
2   To Approve the Statutory Financial Statements of
    the Company for the Fiscal Year 2012                Management  For           Voted - For
3   To Approve the Consolidated Financial Statements of
    the Company for the Fiscal Year 2012                Management  For           Voted - For
4   To Approve the Allocation of Results Including the
    Payment of A Dividend of the Company for the Fiscal
    Year 2012, As Recommended by the Board of Directors
    of the Company, Namely A Dividend of Usd 0.60 Per
    Common Share, Payable on July 12, 2013 to
    Shareholders (and on July 18, 2013 to Shareholders
    of Adss) Record As of 5 July, 2013                  Management  For           Voted - For
5   To Discharge the Directors of the Company in
    Respect of the Proper Performance of Their Duties
    for the Fiscal Year Ended December 31, 2012         Management  For           Voted - For
6   To Elect Deloitte S.a., Luxembourg As Authorised
    Statutory Auditor to Audit the Statutory and
    Consolidated Financial Statements of the Company,
    for A Term to Expire at the Next Annual General
    Meeting of Shareholders                             Management  For           Voted - For


817




                        GLOBAL X NIGERIA ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Approve the Recommendation of the Board of
    Directors of the Company to Adopt the 2013 Subsea 7
    S.a. Long Term Incentive Plan                       Management  For           Voted - For
8   To Re-elect Mr Allen Stevens As A Director Or the
    Company to Hold Office Until the Annual General
    Meeting of Shareholders to be Held in 2015 Or Until
    His Successor Has Been Duly Elected                 Management  For           Voted - For
9   To Re-elect Mr Dod Fraser As A Director of the
    Company to Hold Office Until the Annual General
    Meeting of Shareholders to be Held in 2015 Or Until
    His Successor Has Been Duly Elected                 Management  For           Voted - For
TGS-NOPEC GEOPHYSICAL COMPANY ASA
CUSIP: R9138B102
Meeting Date: 04-Jun-13 Meeting Type: Ordinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
    Shares Held in an Omnibus/nominee Account Need to
    be Re-registered in The-beneficial Owners Name to
    be Allowed to Vote at Meetings. Shares Will
    Be-temporarily Transferred to A Separate Account in
    the Beneficial Owner's Name-on the Proxy Deadline
    and Transferred Back to the Omnibus/nominee Account
    The-day After the Meeting.                          Non-Voting                Non-Voting
    Blocking Should Always be Applied, Record Date Or
    Not.                                                Non-Voting                Non-Voting
1   Election of A Meeting Chairman and A Person to
    Co-sign the Minutes                                 Management  For           Voted - For
2   Approval of the Notice and the Agenda               Management  For           Voted - For
3.a Approval of the Annual Accounts and Annual Report
    for 2012                                            Management  For           Voted - For
3.b Approval of the Board's Proposal on Dividend : the
    Board of Directors' Proposal to Distribute Dividend
    for 2012 of Nok 8 Per Share                         Management  For           Voted - For
4   Approval of Auditor's Fee                           Management  For           Voted - For
5.a Election of Director: Henry H. Hamilton III -
    Chairman                                            Management  For           Voted - For
5.b Election of Director: Dr. Colette Lewiner - Board
    Member                                              Management  For           Voted - For
5.c Election of Director: Elisabeth Harstad - Board
    Member                                              Management  For           Voted - For
                                                        818





                          GLOBAL X NIGERIA ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
5.d Election of Director: Mark Leonard - Board Member    Management  For           Voted - For
5.e Election of Director: Bengt Lie Hansen - Board
    Member                                               Management  For           Voted - For
5.f Election of Director: Vicki Messer - Board Member    Management  For           Voted - For
5.g Election of Director: Tor Magne Lonnum - Board
    Member                                               Management  For           Voted - For
6   Approval of Directors' Fee                           Management  For           Voted - For
7   Approval of Compensation to the Nomination Committee Management  For           Voted - For
8.a Election of Member to the Nomination Committee: Tor
    Himberg-larsen - Chairman                            Management  For           Voted - For
8.b Election of Member to the Nomination Committee:
    Christina Stray - Member                             Management  For           Voted - For
9   Statement on Corporate Governance                    Non-Voting                Non-Voting
10  Renewal of Authority to Acquire the Company's Shares Management  For           Voted - For
11  Advisory Vote on the Board's Guidelines on
    Compensation to the Executive Managers               Management  For           Voted - Against
12  Approval of 2013 Stock Option Plan and Resolution
    to Issue Free Standing Warrants                      Management  For           Voted - For
13  Authority to Increase the Share Capital              Management  For           Voted - For
UAC OF NIGERIA PLC
CUSIP: V9220Z103
Meeting Date: 26-Jun-13   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
1   To Declare Dividend: N1.60 Per Share                 Management  For           Voted - For
2   To Re-elect Mrs A S Ajumogobia As A Director         Management  For           Voted - For
3   To Elect Dr Umaru Alka As A Director                 Management  For           Voted - For
4   To Elect Mr B O Kasali As A Director                 Management  For           Voted - For
5   To Authorize the Directors to Fix Auditor's
    Remunerations                                        Management  For           Voted - For
6   To Elect Members of the Audit Committee              Management  For           Voted - For
7   To Fix Remuneration of Directors                     Management  For           Voted - For
8   To Approve Bonus Issue of 1 for 5                    Management  For           Voted - For
UNITED BANK FOR AFRICA
CUSIP: V9T62Y106
Meeting Date: 07-Jun-13   Meeting Type: Annual General Meeting
O.1 To Receive the Audited Accounts for the Year Ended
    December 31, 2012 Together with the Reports of the
    Directors, Auditors and the Audit Committee Thereon  Management  For           Abstain
O.2 To Declare A Dividend                                Management  For           Voted - For
O.3 To Elect Or Re-elect Directors                       Management  For           Voted - For
O.4 To Authorize the Directors to Fix the Remuneration
    of the Auditors                                      Management  For           Voted - For
O.5 To Elect Members of the Audit Committee              Management  For           Abstain


819




                          GLOBAL X NIGERIA ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
ZENITH BANK PLC, LAGOS
CUSIP: V9T871109
Meeting Date: 24-Apr-13   Meeting Type: Annual General Meeting
1   To Receive and Adopt the Audited Accounts for the
    Financial Year Ended 31st December, 2012, the
    Reports of the Directors, Auditors and Audit
    Committee Thereon                                  Management  For           Voted - For
2   To Declare A Dividend                              Management  For           Voted - For
3   To Elect/re-elect Directors                        Management  For           Voted - For
4   To Authorize the Directors to Fix the Remuneration
    of the Auditors                                    Management  For           Voted - For
5   To Elect Members of the Audit Committee            Management  For           Voted - For
6   To Approve the Remuneration of the Directors for
    the Year Ending December 31, 2013                  Management  For           Voted - For
7   That Chief Mrs Chinyere Edith Asika, Who Has
    Attained the Age of 70 Years be Elected As an
    Independent Director of the Bank                   Management  For           Voted - For


820




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3M COMPANY
CUSIP: 88579Y101 TICKER: MMM
Meeting Date: 14-May-13 Meeting Type: Annual
1A. Election of Director: Linda G. Alvarado             Management  For           Voted - For
1B. Election of Director: Vance D. Coffman              Management  For           Voted - For
1C. Election of Director: Michael L. Eskew              Management  For           Voted - For
1D. Election of Director: W. James Farrell              Management  For           Voted - For
1E. Election of Director: Herbert L. Henkel             Management  For           Voted - For
1F. Election of Director: Muhtar Kent                   Management  For           Voted - For
1G. Election of Director: Edward M. Liddy               Management  For           Voted - For
1H. Election of Director: Robert S. Morrison            Management  For           Voted - For
1I. Election of Director: Aulana L. Peters              Management  For           Voted - For
1J. Election of Director: Inge G. Thulin                Management  For           Voted - For
1K. Election of Director: Robert J. Ulrich              Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As 3m's Independent Registered Public
    Accounting Firm.                                    Management  For           Voted - For
3   Advisory Approval of Executive Compensation.        Management  For           Voted - For
4   Stockholder Proposal on Action by Written Consent.  Shareholder Against       Voted - For
5   Stockholder Proposal on Prohibiting Political
    Spending from Corporate Treasury Funds.             Shareholder Against       Voted - Against
ABBOTT LABORATORIES
CUSIP: 002824100 TICKER: ABT
Meeting Date: 26-Apr-13 Meeting Type: Annual
1   Director                                            Management
1   R.J. Alpern                                         Management  For           Voted - For
2   R.S. Austin                                         Management  For           Voted - For
3   S.E. Blount                                         Management  For           Voted - For
4   W.J. Farrell                                        Management  For           Voted - For
5   E.M. Liddy                                          Management  For           Voted - For
6   N. Mckinstry                                        Management  For           Voted - For
7   P.N. Novakovic                                      Management  For           Voted - For
8   W.A. Osborn                                         Management  For           Voted - For
9   S.C. Scott III                                      Management  For           Voted - For
10  G.F. Tilton                                         Management  For           Voted - For
11  M.D. White                                          Management  For           Voted - For
2   Ratification of Deloitte & Touche LLP As Auditors   Management  For           Voted - For
3   Say on Pay - an Advisory Vote to Approve Executive
    Compensation                                        Management  For           Voted - Against
4   Shareholder Proposal - Genetically Modified
    Ingredients                                         Shareholder Against       Voted - Against
5   Shareholder Proposal - Lobbying Disclosure          Shareholder Against       Voted - Against
6   Shareholder Proposal - Independent Board Chair      Shareholder Against       Voted - For
7   Shareholder Proposal - Equity Retention and Hedging Shareholder Against       Voted - Against
8   Shareholder Proposal - Incentive Compensation       Shareholder Against       Voted - For


821




                           GLOBAL X PERMANENT ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   Shareholder Proposal - Accelerated Vesting of
    Awards Upon Change in Control                        Shareholder Against       Voted - Against
ABBVIE INC.
CUSIP: 00287Y109 TICKER: ABBV
Meeting Date: 06-May-13    Meeting Type: Annual
1   Director                                             Management
1   William H.l. Burnside                                Management  For           Voted - For
2   Edward J. Rapp                                       Management  For           Voted - For
3   Roy S. Roberts                                       Management  For           Voted - For
2   Ratification of Ernst & Young LLP As Auditors of
    Abbvie for 2013.                                     Management  For           Voted - For
3   Say on Pay - an Advisory Vote on the Approval of
    Executive Compensation.                              Management  For           Voted - For
4   Say When on Pay - an Advisory Vote on the Frequency
    of the Advisory Stockholder Vote to Approve
    Executive Compensation.                              Management  1 Year        Voted - 1 Year
5   Approval of the Abbvie 2013 Incentive Stock Program. Management  For           Voted - For
ALTRIA GROUP, INC.
CUSIP: 02209S103 TICKER: MO
Meeting Date: 16-May-13    Meeting Type: Annual
1A. Election of Director: Gerald L. Baliles              Management  For           Voted - For
1B. Election of Director: Martin J. Barrington           Management  For           Voted - For
1C. Election of Director: John T. Casteen III            Management  For           Voted - For
1D. Election of Director: Dinyar S. Devitre              Management  For           Voted - For
1E. Election of Director: Thomas F. Farrell II           Management  For           Voted - For
1F. Election of Director: Thomas W. Jones                Management  For           Voted - For
1G. Election of Director: Debra J. Kelly- Ennis          Management  For           Voted - For
1H. Election of Director: W. Leo Kiely III               Management  For           Voted - For
1I. Election of Director: Kathryn B. Mcquade             Management  For           Voted - For
1J. Election of Director: George Munoz                   Management  For           Voted - For
1K. Election of Director: Nabil Y. Sakkab                Management  For           Voted - For
2   Ratification of the Selection of Independent
    Registered Public Accounting Firm                    Management  For           Voted - For
3   Advisory Vote to Approve the Compensation of the
    Company's Named Executive Officers                   Management  For           Voted - For
4   Shareholder Proposal - Disclosure of Lobbying
    Policies and Practices                               Shareholder Against       Voted - Against
AMAZON.COM, INC.
CUSIP: 023135106 TICKER: AMZN
Meeting Date: 23-May-13    Meeting Type: Annual
1A. Election of Director: Jeffrey P. Bezos               Management  For           Voted - For
1B. Election of Director: Tom A. Alberg                  Management  For           Voted - For
1C. Election of Director: John Seely Brown               Management  For           Voted - For
1D. Election of Director: William B. Gordon              Management  For           Voted - For
1E. Election of Director: Jamie S. Gorelick              Management  For           Voted - For
                                                         822





                        GLOBAL X PERMANENT ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
1F. Election of Director: Alain Monie                  Management  For           Voted - For
1G. Election of Director: Jonathan J. Rubinstein       Management  For           Voted - For
1H. Election of Director: Thomas O. Ryder              Management  For           Voted - For
1I. Election of Director: Patricia Q. Stonesifer       Management  For           Voted - For
2   Ratification of the Appointment of Ernst & Young
    LLP As Independent Auditors                        Management  For           Voted - For
3   Shareholder Proposal Regarding A Report Concerning
    Corporate Political Contributions                  Shareholder Against       Voted - For
AMERICAN EXPRESS COMPANY
CUSIP: 025816109 TICKER: AXP
Meeting Date: 29-Apr-13 Meeting Type: Annual
1   Director                                           Management
1   C. Barshefsky                                      Management  For           Voted - For
2   U.M. Burns                                         Management  For           Voted - For
3   K.I. Chenault                                      Management  For           Voted - For
4   P. Chernin                                         Management  For           Voted - For
5   A. Lauvergeon                                      Management  For           Voted - For
6   T.J. Leonsis                                       Management  For           Voted - For
7   R.C. Levin                                         Management  For           Voted - For
8   R.A. Mcginn                                        Management  For           Voted - For
9   S.J. Palmisano                                     Management  For           Voted - For
10  S.s Reinemund                                      Management  For           Voted - For
11  D.L. Vasella                                       Management  For           Voted - For
12  R.D. Walter                                        Management  For           Voted - For
13  R.A. Williams                                      Management  For           Voted - For
2   Ratification of Appointment of
    PricewaterhouseCoopers LLP As our Independent
    Registered Public Accounting Firm for 2013.        Management  For           Voted - For
3   Advisory Resolution to Approve Executive
    Compensation.                                      Management  For           Voted - Against
4   Shareholder Proposal Relating to Separation of
    Chairman and Ceo Roles.                            Shareholder Against       Voted - For
AMERICAN INTERNATIONAL GROUP, INC.
CUSIP: 026874784 TICKER: AIG
Meeting Date: 15-May-13 Meeting Type: Annual
1A. Election of Director: Robert H. Benmosche          Management  For           Voted - For
1B. Election of Director: W. Don Cornwell              Management  For           Voted - For
1C. Election of Director: John H. Fitzpatrick          Management  For           Voted - For
1D. Election of Director: William G. Jurgensen         Management  For           Voted - For
1E. Election of Director: Christopher S. Lynch         Management  For           Voted - For
1F. Election of Director: Arthur C. Martinez           Management  For           Voted - For
1G. Election of Director: George L. Miles, Jr.         Management  For           Voted - For
1H. Election of Director: Henry S. Miller              Management  For           Voted - For
1I. Election of Director: Robert S. Miller             Management  For           Voted - For
1J. Election of Director: Suzanne Nora Johnson         Management  For           Voted - For
1K. Election of Director: Ronald A. Rittenmeyer        Management  For           Voted - For


823




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1L. Election of Director: Douglas M. Steenland          Management  For           Voted - For
1M. Election of Director: Theresa M. Stone              Management  For           Voted - For
2   To Approve the American International Group, Inc.
    2013 Omnibus Incentive Plan.                        Management  For           Voted - For
3   To Vote Upon A Non-binding Shareholder Resolution
    to Approve Executive Compensation.                  Management  For           Voted - For
4   To Recommend, by Non-binding Vote, the Frequency of
    Future Executive Compensation Votes.                Management  1 Year        Voted - 1 Year
5   To Act Upon A Proposal to Ratify the Selection of
    PricewaterhouseCoopers LLP As Aig's Independent
    Registered Public Accounting Firm for 2013.         Management  For           Voted - For
6   To Act Upon A Shareholder Proposal Relating to
    Restricting Service on Other Boards by Directors of
    Aig.                                                Shareholder Against       Voted - Against
AMERICAN TOWER CORPORATION
CUSIP: 03027X100 TICKER: AMT
Meeting Date: 21-May-13 Meeting Type: Annual
1A. Election of Director: Raymond P. Dolan              Management  For           Voted - For
1B. Election of Director: Ronald M. Dykes               Management  For           Voted - For
1C. Election of Director: Carolyn F. Katz               Management  For           Voted - For
1D. Election of Director: Gustavo Lara Cantu            Management  For           Voted - For
1E. Election of Director: Joann A. Reed                 Management  For           Voted - For
1F. Election of Director: Pamela D.a. Reeve             Management  For           Voted - For
1G. Election of Director: David E. Sharbutt             Management  For           Voted - For
1H. Election of Director: James D. Taiclet, Jr.         Management  For           Voted - For
1I. Election of Director: Samme L. Thompson             Management  For           Voted - For
2   To Ratify the Selection of Deloitte & Touche LLP As
    Independent Registered Public Accounting Firm for
    2013.                                               Management  For           Voted - For
3   To Approve, on an Advisory Basis, the Company's
    Executive Compensation.                             Management  For           Voted - For
4   To Approve an Amendment to the Company's Amended
    and Restated By- Laws to Reduce the Ownership
    Threshold Required to Call A Special Meeting.       Management  For           Voted - For
AMGEN INC.
CUSIP: 031162100 TICKER: AMGN
Meeting Date: 22-May-13 Meeting Type: Annual
1A. Election of Director: Dr. David Baltimore           Management  For           Voted - For
1B. Election of Director: Mr. Frank J. Biondi, Jr.      Management  For           Voted - For
1C. Election of Director: Mr. Robert A. Bradway         Management  For           Voted - For
1D. Election of Director: Mr. Francois De Carbonnel     Management  For           Voted - For
1E. Election of Director: Dr. Vance D. Coffman          Management  For           Voted - For
1F. Election of Director: Mr. Robert A. Eckert          Management  For           Voted - For
1G. Election of Director: Dr. Rebecca M. Henderson      Management  For           Voted - For
1H. Election of Director: Mr. Frank C. Herringer        Management  For           Voted - For
1I. Election of Director: Dr. Tyler Jacks               Management  For           Voted - For
1J. Election of Director: Dr. Gilbert S. Omenn          Management  For           Voted - For


824




                           GLOBAL X PERMANENT ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1K. Election of Director: Ms. Judith C. Pelham           Management  For           Voted - For
1L. Election of Director: Mr. Leonard D. Schaeffer       Management  For           Voted - For
1M. Election of Director: Dr. Ronald D. Sugar            Management  For           Voted - For
2   To Ratify the Selection of Ernst & Young LLP As our
    Independent Registered Public Accountants for the
    Fiscal Year Ending December 31, 2013.                Management  For           Voted - For
3   Advisory Vote to Approve our Executive Compensation. Management  For           Voted - For
4   Approval of our Proposed Amended and Restated 2009
    Equity Incentive Plan.                               Management  For           Voted - For
ANGLO AMERICAN PLC, LONDON
CUSIP: G03764134
Meeting Date: 19-Apr-13    Meeting Type: Annual General Meeting
1   To Receive the Financial Statements of the Company
    and the Group and the Reports of the Directors and
    Auditors for the Year Ended 31 December 2012         Management  For           Voted - For
2   To Declare A Final Dividend of 53 Us Cents Per
    Ordinary Share, Payable on 25 April 2013 to Those
    Shareholders Registered at the Close of Business on
    22 March 2013                                        Management  For           Voted - For
3   To Elect Mark Cutifani As A Director of the Company  Management  For           Voted - For
4   To Elect Byron Grote As A Director of the Company    Management  For           Voted - For
5   To Elect Anne Stevens As A Director of the Company   Management  For           Voted - For
6   To Re-elect David Challen As A Director of the
    Company                                              Management  For           Voted - For
7   To Re-elect Sir Ck Chow As A Director of the Company Management  For           Voted - For
8   To Re-elect Sir Philip Hampton As A Director of the
    Company                                              Management  For           Voted - For
9   To Re-elect Rene Medori As A Director of the Company Management  For           Voted - For
10  To Re-elect Phuthuma Nhleko As A Director of the
    Company                                              Management  For           Voted - For
11  To Re-elect Ray O'rourke As A Director of the
    Company                                              Management  For           Voted - For
12  To Re-elect Sir John Parker As A Director of the
    Company                                              Management  For           Voted - For
13  To Re-elect Jack Thompson As A Director of the
    Company                                              Management  For           Voted - For
14  To Re-appoint Deloitte LLP As Auditors of the
    Company for the Ensuing Year                         Management  For           Voted - For
15  To Authorise the Directors to Determine the
    Remuneration of the Auditors                         Management  For           Voted - For
16  To Approve the Directors' Remuneration Report for
    the Year Ended 31 December 2012 Set Out in the
    Annual Report                                        Management  For           Voted - Against
17  To Resolve That the Authority Conferred on the
    Directors by Article 9.2 of the Company's Articles
    of Association be Renewed for the Period Ending at
    the Conclusion of the Annual General Meeting in
    2014 Or on 30 June 2014, Whichever is the Earlier,
    and for Such Period the Section 551 Amount Shall be
    Usd 76.4 Million. Such Authority Shall be in


825




                        GLOBAL X PERMANENT ETF
PROPOSAL                                      PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Substitution for All Previous Authorities Pursuant
    to Section 551 of the Companies Act 2006  Management  For           Voted - For
18  To Resolve That Subject to the Passing of
    Resolution 17 Above, the Power Conferred on the
    Directors by Article 9.3 of the Company's Articles
    of Association be Renewed for the Period Referred
    to in Resolution 17 and for Such Period the Section
    561 Amount Shall be Usd 38.2 Million. Such
    Authority Shall be in Substitution for All Previous
    Powers Pursuant to Section 561 of the Companies Act
    2006                                      Management  For           Voted - For
19  To Resolve That the Company be and is Generally and
    Unconditionally Authorised for the Purpose of
    Section 701 of the Companies Act 2006 to Make
    Market Purchases (within the Meaning of Section693
    of the Companies Act 2006) of Ordinary Shares of 54
    86/91 Us Cents Each in the Capital of the Company
    Provided That: A) the Maximum Number of Ordinary
    Shares of 54 86/91 Us Cents Each in the Capital of
    the Company Authorised to be Acquired is 208.5
    Million) B) the Minimum Price Which May be Paid for
    an Ordinary Share is 54 86/91 Us Cents, Which
    Amount Shall be Exclusive of Expenses; C) the
    Maximum Price Which May be Paid for an Ordinary
    Share is an Amount (exclusive of Expenses) Equal
    to the Higher of 105% of the Average of the Middle
    Market Quotation for an Ordinary Share, As
    Derived from the London Stock Exchange    Daily
    Official Contd                            Management  For           Voted - For
    Contd List, for the Five Business Days Immediately
    Preceding the Day on Which-such Ordinary Share is
    Contracted to be Purchased and the Highest Current
    Bid-as Stipulated by Article 5(1) of the Buy-back
    and Stabilisation Regulations-2003; and D) the
    Authority Hereby Conferred Shall Expire at the
    Conclusion Of-the Annual General Meeting of the
    Company to be Held in 2014 (except In-relation to
    the Purchase of Ordinary Shares the Contract for
    Which Was- Concluded Before the Expiry of Such
    Authority and Which Might be Executed-wholly Or
    Partly After Such Expiry) Unless Such Authority is
    Renewed Prior To-such Time                Non-Voting                Non-Voting
20  That A General Meeting Other Than an Annual General
    Meeting May be Called on Not Less Than 14 Clear
    Days' Notice                              Management  For           Voted - Against
ANNALY CAPITAL MANAGEMENT, INC.
CUSIP: 035710409 TICKER: NLY
Meeting Date: 23-May-13 Meeting Type: Annual
1A. Election of Director: Kevin P. Brady      Management  For           Voted - For
1B. Election of Director: E. Wayne Nordberg   Management  For           Voted - For
1C. Election of Director: Kevin G. Keyes      Management  For           Voted - For
1D. Election of Director: John H. Schaefer    Management  For           Voted - For


826




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   The Management Externalization Proposal to Approve
    our Entering Into A Management Agreement with the
    Manager.                                            Management  For           Voted - For
3   The Proposal to Approve A Non- Binding Advisory
    Resolution on Executive Compensation.               Management  For           Voted - Against
4   Ratification of the Appointment of Ernst & Young
    LLP As Independent Registered Public Accounting
    Firm for the Company for the 2013 Fiscal Year.      Management  For           Voted - For
APPLE INC.
CUSIP: 037833100 TICKER: AAPL
Meeting Date: 27-Feb-13 Meeting Type: Annual
1   Director                                            Management
1   William Campbell                                    Management  For           Voted - For
2   Timothy Cook                                        Management  For           Voted - For
3   Millard Drexler                                     Management  For           Voted - For
4   Al Gore                                             Management  For           Voted - For
5   Robert Iger                                         Management  For           Voted - For
6   Andrea Jung                                         Management  For           Voted - For
7   Arthur Levinson                                     Management  For           Voted - For
8   Ronald Sugar                                        Management  For           Voted - For
2   Amendment of Apple's Restated Articles of
    Incorporation to (i) Eliminate Certain Language
    Relating to Term of Office of Directors in Order to
    Facilitate the Adoption of Majority Voting for
    Election of Directors, (ii) Eliminate "blank Check"
    Preferred Stock, (iii) Establish A Par Value for
    Company's Common Stock of $0.00001 Per Share and
    (iv) Make Other Changes.                            Management  For           Voted - For
3   Ratification of the Appointment of Ernst & Young
    LLP As the Company's Independent Registered Public
    Accounting Firm for 2013.                           Management  For           Voted - For
4   A Non-binding Advisory Resolution to Approve
    Executive Compensation.                             Management  For           Voted - For
5   A Shareholder Proposal Entitled "executives to
    Retain Significant Stock."                          Shareholder Against       Voted - Against
6   A Shareholder Proposal Entitled "board Committee on
    Human Rights."                                      Shareholder Against       Voted - Against
ARCHER-DANIELS-MIDLAND COMPANY
CUSIP: 039483102 TICKER: ADM
Meeting Date: 01-Nov-12 Meeting Type: Annual
1A. Election of Director: A.l. Boeckmann                Management  For           Voted - For
1B. Election of Director: G.w. Buckley                  Management  For           Voted - For
1C. Election of Director: M.h. Carter                   Management  For           Voted - For
1D. Election of Director: T. Crews                      Management  For           Voted - For
1E. Election of Director: P. Dufour                     Management  For           Voted - For
1F. Election of Director: D.e. Felsinger                Management  For           Voted - For
1G. Election of Director: A. Maciel                     Management  For           Voted - For
1H. Election of Director: P.j. Moore                    Management  For           Voted - For
                                                        827





                        GLOBAL X PERMANENT ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1I. Election of Director: T.f. O'neill                   Management  For           Voted - For
1J. Election of Director: D. Shih                        Management  For           Voted - For
1K. Election of Director: K.r. Westbrook                 Management  For           Voted - For
1L. Election of Director: P.a. Woertz                    Management  For           Voted - For
2   Ratify the Appointment of Ernst & Young LLP As
    Independent Auditors for the Six-month Period
    Ending December 31, 2012.                            Management  For           Voted - For
3   Advisory Vote on Executive Compensation.             Management  For           Voted - For
4   Stockholder's Proposal Regarding Special Shareowner
    Meetings.                                            Shareholder Against       Voted - For
Meeting Date: 02-May-13 Meeting Type: Annual
1A. Election of Director: A.l. Boeckmann                 Management  For           Voted - For
1B. Election of Director: G.w. Buckley                   Management  For           Voted - Against
1C. Election of Director: M.h. Carter                    Management  For           Voted - For
1D. Election of Director: T.k. Crews                     Management  For           Voted - For
1E. Election of Director: P. Dufour                      Management  For           Voted - For
1F. Election of Director: D.e. Felsinger                 Management  For           Voted - For
1G. Election of Director: A. Maciel                      Management  For           Voted - For
1H. Election of Director: P.j. Moore                     Management  For           Voted - For
1I. Election of Director: T.f. O'neill                   Management  For           Voted - Against
1J. Election of Director: D. Shih                        Management  For           Voted - For
1K. Election of Director: K.r. Westbrook                 Management  For           Voted - For
1L. Election of Director: P.a. Woertz                    Management  For           Voted - For
2   Ratify the Appointment of Ernst & Young LLP As
    Independent Auditors for the Year Ending December
    31, 2013.                                            Management  For           Voted - For
3   Advisory Vote on Executive Compensation.             Management  For           Voted - For
AT&T INC.
CUSIP: 00206R102 TICKER: T
Meeting Date: 26-Apr-13 Meeting Type: Annual
1A. Election of Director: Randall L. Stephenson          Management  For           Voted - For
1B. Election of Director: Gilbert F. Amelio              Management  For           Voted - For
1C. Election of Director: Reuben V. Anderson             Management  For           Voted - For
1D. Election of Director: James H. Blanchard             Management  For           Voted - For
1E. Election of Director: Jaime Chico Pardo              Management  For           Voted - For
1F. Election of Director: Scott T. Ford                  Management  For           Voted - For
1G. Election of Director: James P. Kelly                 Management  For           Voted - For
1H. Election of Director: Jon C. Madonna                 Management  For           Voted - For
1I. Election of Director: Michael B. Mccallister         Management  For           Voted - For
1J. Election of Director: John B. Mccoy                  Management  For           Voted - For
1K. Election of Director: Joyce M. Roche                 Management  For           Voted - For
1L. Election of Director: Matthew K. Rose                Management  For           Voted - For
1M. Election of Director: Laura D'andrea Tyson           Management  For           Voted - For
2   Ratification of Appointment of Independent Auditors. Management  For           Voted - For
3   Advisory Approval of Executive Compensation.         Management  For           Voted - For
4   Approve Stock Purchase and Deferral Plan.            Management  For           Voted - For
5   Political Contributions Report.                      Shareholder Against       Voted - Against


828




                           GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Lead Batteries Report.                              Shareholder Against       Voted - Against
7   Compensation Packages.                              Shareholder Against       Voted - For
8   Independent Board Chairman.                         Shareholder Against       Voted - For
BANK OF AMERICA CORPORATION
CUSIP: 060505104 TICKER: BAC
Meeting Date: 08-May-13    Meeting Type: Annual
1A. Election of Director: Sharon L. Allen               Management  For           Voted - For
1B. Election of Director: Susan S. Bies                 Management  For           Voted - For
1C. Election of Director: Jack O. Bovender, Jr.         Management  For           Voted - For
1D. Election of Director: Frank P. Bramble, Sr.         Management  For           Voted - For
1E. Election of Director: Arnold W. Donald              Management  For           Voted - For
1F. Election of Director: Charles K. Gifford            Management  For           Voted - For
1G. Election of Director: Charles O. Holliday, Jr.      Management  For           Voted - For
1H. Election of Director: Linda P. Hudson               Management  For           Voted - For
1I. Election of Director: Monica C. Lozano              Management  For           Voted - For
1J. Election of Director: Thomas J. May                 Management  For           Voted - For
1K. Election of Director: Brian T. Moynihan             Management  For           Voted - For
1L. Election of Director: Lionel L. Nowell, III         Management  For           Voted - For
1M. Election of Director: R. David Yost                 Management  For           Voted - For
2   An Advisory (non-binding) Vote to Approve Executive
    Compensation (say on Pay).                          Management  For           Voted - For
3   Ratification of the Appointment of the Registered
    Independent Public Accounting Firm for 2013.        Management  For           Voted - For
4   Stockholder Proposal - Report on Political
    Contributions.                                      Shareholder Against       Voted - For
5   Stockholder Proposal - Proxy Access.                Shareholder Against       Voted - Against
6   Stockholder Proposal - Multiple Board Service.      Shareholder Against       Voted - Against
7   Stockholder Proposal - Political Contributions.     Shareholder Against       Voted - Against
8   Stockholder Proposal - Mortgage Servicing.          Shareholder Against       Voted - Against
BERKSHIRE HATHAWAY INC.
CUSIP: 084670702 TICKER: BRKB
Meeting Date: 04-May-13    Meeting Type: Annual
1   Director                                            Management
1   Warren E. Buffett                                   Management  For           Voted - For
2   Charles T. Munger                                   Management  For           Voted - For
3   Howard G. Buffett                                   Management  For           Voted - For
4   Stephen B. Burke                                    Management  For           Voted - For
5   Susan L. Decker                                     Management  For           Voted - For
6   William H. Gates III                                Management  For           Voted - For
7   David S. Gottesman                                  Management  For           Voted - For
8   Charlotte Guyman                                    Management  For           Voted - For
9   Donald R. Keough                                    Management  For           Voted - For
10  Thomas S. Murphy                                    Management  For           Voted - For
11  Ronald L. Olson                                     Management  For           Voted - For
12  Walter Scott, Jr.                                   Management  For           Voted - For
13  Meryl B. Witmer                                     Management  For           Voted - For
                                                        829





                          GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Shareholder Proposal Regarding Greenhouse Gas and
    Other Air Emissions.                                Shareholder Against       Voted - Against
BHP BILLITON LIMITED
CUSIP: 088606108 TICKER: BHP
Meeting Date: 29-Nov-12   Meeting Type: Annual
1   To Receive the 2012 Financial Statements and
    Reports for Bhp Billiton Limited and Bhp Billiton
    PLC                                                 Management  For           Voted - For
2   To Elect Pat Davies As A Director of Each of Bhp
    Billiton Limited and Bhp Billiton PLC               Management  For           Voted - For
3   To Re-elect Malcolm Broomhead As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
4   To Re-elect Sir John Buchanan As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
5   To Re-elect Carlos Cordeiro As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
6   To Re-elect David Crawford As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
7   To Re-elect Carolyn Hewson As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
8   To Re-elect Marius Kloppers As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
9   To Re-elect Lindsay Maxsted As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
10  To Re-elect Wayne Murdy As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
11  To Re-elect Keith Rumble As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
12  To Re-elect John Schubert As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
13  To Re-elect Shriti Vadera As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
14  To Re-elect Jac Nasser As A Director of Each of Bhp
    Billiton Limited and Bhp Billiton PLC               Management  For           Voted - For
15  To Reappoint KPMG Audit PLC As the Auditor of Bhp
    Billiton PLC                                        Management  For           Voted - For
16  To Renew the General Authority to Issue Shares in
    Bhp Billiton PLC                                    Management  For           Voted - For
17  To Approve the Authority to Issue Shares in Bhp
    Billiton PLC for Cash                               Management  For           Voted - For
18  To Approve the Repurchase of Shares in Bhp Billiton
    PLC                                                 Management  For           Voted - For
19  To Approve the 2012 Remuneration Report             Management  For           Voted - For
20  To Approve the Grant of Long-term Incentive
    Performance Shares to Marius Kloppers               Management  For           Voted - For


830




                        GLOBAL X PERMANENT ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
BOSTON PROPERTIES, INC.
CUSIP: 101121101 TICKER: BXP
Meeting Date: 21-May-13 Meeting Type: Annual
1A. Election of Director: Zoe Baird Budinger         Management  For           Voted - For
1B. Election of Director: Carol B. Einiger           Management  For           Voted - For
1C. Election of Director: Jacob A. Frenkel           Management  For           Voted - For
1D. Election of Director: Joel I. Klein              Management  For           Voted - For
1E. Election of Director: Douglas T. Linde           Management  For           Voted - For
1F. Election of Director: Matthew J. Lustig          Management  For           Voted - For
1G. Election of Director: Alan J. Patricof           Management  For           Voted - For
1H. Election of Director: Owen D. Thomas             Management  For           Voted - For
1I. Election of Director: Martin Turchin             Management  For           Voted - For
1J. Election of Director: David A. Twardock          Management  For           Voted - For
1K. Election of Director: Mortimer B. Zuckerman      Management  For           Voted - For
2   To Approve, by Non-binding Resolution, the
    Company's Named Executive Officer Compensation.  Management  For           Voted - Against
3   To Ratify the Audit Committee's Appointment of
    PricewaterhouseCoopers LLP As our Independent
    Registered Public Accounting Firm for the Fiscal
    Year Ending December 31, 2013.                   Management  For           Voted - For
BRISTOL-MYERS SQUIBB COMPANY
CUSIP: 110122108 TICKER: BMY
Meeting Date: 07-May-13 Meeting Type: Annual
1A. Election of Director: L. Andreotti               Management  For           Voted - For
1B. Election of Director: L.b. Campbell              Management  For           Voted - For
1C. Election of Director: J.m. Cornelius             Management  For           Voted - For
1D. Election of Director: L.h. Glimcher, M.D.        Management  For           Voted - For
1E. Election of Director: M. Grobstein               Management  For           Voted - For
1F. Election of Director: A.j. Lacy                  Management  For           Voted - For
1G. Election of Director: V.l. Sato, Ph.D.           Management  For           Voted - For
1H. Election of Director: E. Sigal, M.D., Ph.D.      Management  For           Voted - For
1I. Election of Director: G.l. Storch                Management  For           Voted - For
1J. Election of Director: T.d. West, Jr.             Management  For           Voted - For
2   Ratification of the Appointment of Independent
    Registered Public Accounting Firm.               Management  For           Voted - For
3   Advisory Vote to Approve the Compensation of our
    Named Executive Officers.                        Management  For           Voted - For
CATERPILLAR INC.
CUSIP: 149123101 TICKER: CAT
Meeting Date: 12-Jun-13 Meeting Type: Annual
1   Director                                         Management
1   David L. Calhoun                                 Management  For           Voted - For
2   Daniel M. Dickinson                              Management  For           Voted - For
3   Juan Gallardo                                    Management  For           Voted - For
4   David R. Goode                                   Management  For           Voted - For


831




                          GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Jesse J. Greene, Jr.                                Management  For           Voted - For
6   Jon M. Huntsman, Jr.                                Management  For           Voted - For
7   Peter A. Magowan                                    Management  For           Voted - For
8   Dennis A. Muilenburg                                Management  For           Voted - For
9   Douglas R. Oberhelman                               Management  For           Voted - For
10  William A. Osborn                                   Management  For           Voted - For
11  Charles D. Powell                                   Management  For           Voted - For
12  Edward B. Rust, Jr.                                 Management  For           Voted - For
13  Susan C. Schwab                                     Management  For           Voted - For
14  Joshua I. Smith                                     Management  For           Voted - For
15  Miles D. White                                      Management  For           Voted - For
2   Ratify the Appointment of Independent Registered
    Public Accounting Firm for 2013.                    Management  For           Voted - For
3   Advisory Vote on Executive Compensation.            Management  For           Voted - For
4   Stockholder Proposal - Director Election Majority
    Vote Standard.                                      Shareholder Against       Voted - For
5   Stockholder Proposal - Stockholder Action by
    Written Consent.                                    Shareholder Against       Voted - For
6   Stockholder Proposal - Executive Stock Retention.   Shareholder Against       Voted - Against
7   Stockholder Proposal - Sustainability Measure in
    Executive Compensation.                             Shareholder Against       Voted - Against
8   Stockholder Proposal - Review of Global Corporate
    Standards.                                          Shareholder Against       Voted - Against
9   Stockholder Proposal - Sales to Sudan.              Shareholder Against       Voted - Against
CHEVRON CORPORATION
CUSIP: 166764100 TICKER: CVX
Meeting Date: 29-May-13   Meeting Type: Annual
1A. Election of Director: L.f. Deily                    Management  For           Voted - For
1B. Election of Director: R.e. Denham                   Management  For           Voted - For
1C. Election of Director: A.p. Gast                     Management  For           Voted - For
1D. Election of Director: E. Hernandez                  Management  For           Voted - For
1E. Election of Director: G.l. Kirkland                 Management  For           Voted - For
1F. Election of Director: C.w. Moorman                  Management  For           Voted - For
1G. Election of Director: K.w. Sharer                   Management  For           Voted - For
1H. Election of Director: J.g. Stumpf                   Management  For           Voted - For
1I. Election of Director: R.d. Sugar                    Management  For           Voted - For
1J. Election of Director: C. Ware                       Management  For           Voted - For
1K. Election of Director: J.s. Watson                   Management  For           Voted - For
2   Ratification of Appointment of Independent
    Registered Public Accounting Firm                   Management  For           Voted - For
3   Advisory Vote to Approve Named Executive Officer
    Compensation                                        Management  For           Voted - For
4   Approval of Amendments to Long- Term Incentive Plan Management  For           Voted - For
5   Shale Energy Operations                             Shareholder Against       Voted - Against
6   Offshore Oil Wells                                  Shareholder Against       Voted - Against
7   Climate Risk                                        Shareholder Against       Voted - Against
8   Lobbying Disclosure                                 Shareholder Against       Voted - Against
                                                        832





                          GLOBAL X PERMANENT ETF
PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   Cessation of Use of Corporate Funds for Political
    Purposes                                          Shareholder Against       Voted - Against
10  Cumulative Voting                                 Shareholder Against       Voted - Against
11  Special Meetings                                  Shareholder Against       Voted - Against
12  Independent Director with Environmental Expertise Shareholder Against       Voted - Against
13  Country Selection Guidelines                      Shareholder Against       Voted - Against
CISCO SYSTEMS, INC.
CUSIP: 17275R102 TICKER: CSCO
Meeting Date: 15-Nov-12   Meeting Type: Annual
1A. Election of Director: Carol A. Bartz              Management  For           Voted - For
1B. Election of Director: Marc Benioff                Management  For           Voted - For
1C. Election of Director: M. Michele Burns            Management  For           Voted - For
1D. Election of Director: Michael D. Capellas         Management  For           Voted - For
1E. Election of Director: Larry R. Carter             Management  For           Voted - For
1F. Election of Director: John T. Chambers            Management  For           Voted - For
1G. Election of Director: Brian L. Halla              Management  For           Voted - For
1H. Election of Director: Dr. John L. Hennessy        Management  For           Voted - For
1I  Election of Director: Dr. Kristina M. Johnson     Management  For           Voted - For
1J. Election of Director: Richard M. Kovacevich       Management  For           Voted - For
1K. Election of Director: Roderick C. Mcgeary         Management  For           Voted - For
1L. Election of Director: Arun Sarin                  Management  For           Voted - For
1M. Election of Director: Steven M. West              Management  For           Voted - For
2   Approval of Amendment and Restatement of the
    Executive Incentive Plan.                         Management  For           Voted - For
3   Approval, on an Advisory Basis, of Executive
    Compensation.                                     Management  For           Voted - For
4   Ratification of PricewaterhouseCoopers LLP As
    Cisco's Independent Registered Public Accounting
    Firm for Fiscal 2013.                             Management  For           Voted - For
5   Approval to Have Cisco's Board Adopt A Policy to
    Have an Independent Board Chairman Whenever
    Possible.                                         Shareholder Against       Voted - For
6   Approval to Request Cisco Management to Prepare A
    Report on "conflict Minerals" in Cisco's Supply
    Chain.                                            Shareholder Against       Voted - Against
CITIGROUP INC.
CUSIP: 172967424 TICKER: C
Meeting Date: 24-Apr-13   Meeting Type: Annual
1A. Election of Director: Michael L. Corbat           Management  For           Voted - For
1B. Election of Director: Franz B. Humer              Management  For           Voted - For
1C. Election of Director: Robert L. Joss              Management  For           Voted - For
1D. Election of Director: Michael E. O'neill          Management  For           Voted - For
1E. Election of Director: Judith Rodin                Management  For           Voted - For
1F. Election of Director: Robert L. Ryan              Management  For           Voted - For
1G. Election of Director: Anthony M. Santomero        Management  For           Voted - For
1H. Election of Director: Joan E. Spero               Management  For           Voted - For
1I. Election of Director: Diana L. Taylor             Management  For           Voted - For
                                                      833





                         GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1J. Election of Director: William S. Thompson, Jr.      Management  For           Voted - For
1K. Election of Director: Ernesto Zedillo Ponce De Leon Management  For           Voted - For
2   Proposal to Ratify the Selection of KPMG LLP As
    Citi's Independent Registered Public Accounting
    Firm for 2013.                                      Management  For           Voted - For
3   Advisory Approval of Citi's 2012 Executive
    Compensation.                                       Management  For           Voted - For
4   Amendment to the Citigroup 2009 Stock Incentive
    Plan (relating to Dividend Equivalents).            Management  For           Voted - For
5   Stockholder Proposal Requesting That Executives
    Retain A Significant Portion of Their Stock Until
    Reaching Normal Retirement Age.                     Shareholder Against       Voted - Against
6   Stockholder Proposal Requesting A Report on
    Lobbying and Grassroots Lobbying Contributions.     Shareholder Against       Voted - Against
7   Stockholder Proposal Requesting That the Board
    Institute A Policy to Make It More Practical to
    Deny Indemnification for Directors.                 Shareholder Against       Voted - Against
COMCAST CORPORATION
CUSIP: 20030N101 TICKER: CMCSA
Meeting Date: 15-May-13  Meeting Type: Annual
1   Director                                            Management
1   Kenneth J. Bacon                                    Management  For           Voted - For
2   Sheldon M. Bonovitz                                 Management  For           Voted - For
3   Joseph J. Collins                                   Management  For           Voted - For
4   J. Michael Cook                                     Management  For           Voted - For
5   Gerald L. Hassell                                   Management  For           Voted - For
6   Jeffrey A. Honickman                                Management  For           Voted - For
7   Eduardo G. Mestre                                   Management  For           Voted - For
8   Brian L. Roberts                                    Management  For           Voted - For
9   Ralph J. Roberts                                    Management  For           Voted - For
10  Johnathan A. Rodgers                                Management  For           Voted - For
11  Dr. Judith Rodin                                    Management  For           Voted - For
2   Ratification of the Appointment of our Independent
    Auditors                                            Management  For           Voted - For
3   To Prohibit Accelerated Vesting Upon A Change in
    Control                                             Shareholder Against       Voted - For
4   To Adopt A Recapitalization Plan                    Shareholder Against       Voted - For
CVS CAREMARK CORPORATION
CUSIP: 126650100 TICKER: CVS
Meeting Date: 09-May-13  Meeting Type: Annual
1A. Election of Director: C. David Brown II             Management  For           Voted - For
1B. Election of Director: David W. Dorman               Management  For           Voted - For
1C. Election of Director: Anne M. Finucane              Management  For           Voted - For
1D. Election of Director: Kristen Gibney Williams       Management  For           Voted - For
1E. Election of Director: Larry J. Merlo                Management  For           Voted - For
1F. Election of Director: Jean-pierre Millon            Management  For           Voted - For
1G. Election of Director: Richard J. Swift              Management  For           Voted - For


834




                        GLOBAL X PERMANENT ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
1H. Election of Director: William C. Weldon            Management  For           Voted - For
1I. Election of Director: Tony L. White                Management  For           Voted - For
2   Proposal to Ratify Independent Public Accounting
    Firm for 2013.                                     Management  For           Voted - For
3   Say on Pay - an Advisory Vote on the Approval of
    Executive Compensation.                            Management  For           Voted - For
4   Amend the Company's 2007 Employee Stock Purchase
    Plan to Add Shares to the Plan.                    Management  For           Voted - For
5   Amend the Company's Charter to Reduce Voting
    Thresholds in the Fair Price Provision.            Management  For           Voted - For
6   Stockholder Proposal Regarding Political
    Contributions and Expenditures.                    Shareholder Against       Voted - Against
7   Stockholder Proposal Regarding Policy on
    Accelerated Vesting of Equity Awards Upon A Change
    in Control.                                        Shareholder Against       Voted - Against
8   Stockholder Proposal Regarding Lobbying
    Expenditures.                                      Shareholder Against       Voted - Against
EBAY INC.
CUSIP: 278642103 TICKER: EBAY
Meeting Date: 18-Apr-13 Meeting Type: Annual
1A. Election of Director: David M. Moffett             Management  For           Voted - For
1B. Election of Director: Richard T. Schlosberg, III   Management  For           Voted - For
1C. Election of Director: Thomas J. Tierney            Management  For           Voted - For
2   To Approve, on an Advisory Basis, the Compensation
    of our Named Executive Officers.                   Management  For           Voted - Against
3   Stockholder Proposal Regarding Corporate Lobbying
    Disclosure.                                        Shareholder Against       Voted - Against
4   Stockholder Proposal Regarding Privacy and Data
    Security.                                          Shareholder Against       Voted - Against
5   Ratification of the Appointment of
    PricewaterhouseCoopers LLP As our Independent
    Auditors for our Fiscal Year Ending December 31,
    2013.                                              Management  For           Voted - For
EMC CORPORATION
CUSIP: 268648102 TICKER: EMC
Meeting Date: 01-May-13 Meeting Type: Annual
1A. Election of Director: Michael W. Brown             Management  For           Voted - For
1B. Election of Director: Randolph L. Cowen            Management  For           Voted - For
1C. Election of Director: Gail Deegan                  Management  For           Voted - For
1D. Election of Director: James S. Distasio            Management  For           Voted - For
1E. Election of Director: John R. Egan                 Management  For           Voted - For
1F. Election of Director: Edmund F. Kelly              Management  For           Voted - For
1G. Election of Director: Jami Miscik                  Management  For           Voted - For
1H. Election of Director: Windle B. Priem              Management  For           Voted - For
1I. Election of Director: Paul Sagan                   Management  For           Voted - For
1J. Election of Director: David N. Strohm              Management  For           Voted - For
1K. Election of Director: Joseph M. Tucci              Management  For           Voted - For


835




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Ratification of the Selection by the Audit
    Committee of PricewaterhouseCoopers LLP As Emc's
    Independent Auditors for the Fiscal Year Ending
    December 31, 2013, As Described in Emc's Proxy
    Statement.                                          Management  For           Voted - For
3   Advisory Approval of our Executive Compensation, As
    Described in Emc's Proxy Statement.                 Management  For           Voted - Against
4   Approval of the Emc Corporation Amended and
    Restated 2003 Stock Plan, As Described in Emc's
    Proxy Statement.                                    Management  For           Voted - For
5   Approval of the Emc Corporation Amended and
    Restated 1989 Employee Stock Purchase Plan, As
    Described in Emc's Proxy Statement.                 Management  For           Voted - For
6   Approval of Amendments to Emc's Articles of
    Organization and Bylaws to Allow Shareholders to
    Act by Written Consent by Less Than Unanimous
    Approval, As Described in Emc's Proxy Statement.    Management  For           Voted - For
7   To Act Upon A Shareholder Proposal Relating to
    Political Contributions, As Described in Emc's
    Proxy Statement.                                    Shareholder Against       Voted - Against
EQUITY RESIDENTIAL
CUSIP: 29476L107 TICKER: EQR
Meeting Date: 13-Jun-13 Meeting Type: Annual
1   Director                                            Management
1   John W. Alexander                                   Management  For           Voted - For
2   Charles L. Atwood                                   Management  For           Voted - For
3   Linda Walker Bynoe                                  Management  For           Voted - For
4   Mary Kay Haben                                      Management  For           Voted - For
5   Bradley A. Keywell                                  Management  For           Voted - For
6   John E. Neal                                        Management  For           Voted - For
7   David J. Neithercut                                 Management  For           Voted - For
8   Mark S. Shapiro                                     Management  For           Voted - For
9   Gerald A. Spector                                   Management  For           Voted - For
10  B. Joseph White                                     Management  For           Voted - For
11  Samuel Zell                                         Management  For           Voted - For
2   Ratification of the Selection of Ernst & Young LLP
    As the Company's Independent Auditor for the Year
    Ending December 31, 2013.                           Management  For           Voted - For
3   Approval of Executive Compensation.                 Management  For           Voted - For
4   Shareholder Proposal Relating to Sustainability
    Reporting.                                          Shareholder Against       Voted - Against
EXXON MOBIL CORPORATION
CUSIP: 30231G102 TICKER: XOM
Meeting Date: 29-May-13 Meeting Type: Annual
1   Director                                            Management
1   M.J. Boskin                                         Management  For           Voted - For
2   P. Brabeck-letmathe                                 Management  For           Voted - For
3   U.M. Burns                                          Management  For           Voted - For
                                                        836





                         GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   L.R. Faulkner                                       Management  For           Voted - For
5   J.S. Fishman                                        Management  For           Voted - For
6   H.H. Fore                                           Management  For           Voted - For
7   K.C. Frazier                                        Management  For           Voted - For
8   W.W. George                                         Management  For           Voted - For
9   S.J. Palmisano                                      Management  For           Vote Withheld
10  S.s Reinemund                                       Management  For           Voted - For
11  R.W. Tillerson                                      Management  For           Voted - For
12  W.C. Weldon                                         Management  For           Voted - For
13  E.E. Whitacre, Jr.                                  Management  For           Voted - For
2   Ratification of Independent Auditors (page 60)      Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation
    (page 61)                                           Management  For           Voted - For
4   Independent Chairman (page 63)                      Shareholder Against       Voted - For
5   Majority Vote for Directors (page 64)               Shareholder Against       Voted - For
6   Limit Directorships (page 65)                       Shareholder Against       Voted - Against
7   Report on Lobbying (page 66)                        Shareholder Against       Voted - Against
8   Political Contributions Policy (page 67)            Shareholder Against       Voted - Against
9   Amendment of Eeo Policy (page 69)                   Shareholder Against       Voted - For
10  Report on Natural Gas Production (page 70)          Shareholder Against       Voted - Against
11  Greenhouse Gas Emissions Goals (page 72)            Shareholder Against       Voted - Against
GENERAL ELECTRIC COMPANY
CUSIP: 369604103 TICKER: GE
Meeting Date: 24-Apr-13  Meeting Type: Annual
A1  Election of Director: W. Geoffrey Beattie           Management  For           Voted - For
A2  Election of Director: John J. Brennan               Management  For           Voted - For
A3  Election of Director: James I. Cash, Jr.            Management  For           Voted - For
A4  Election of Director: Francisco D'souza             Management  For           Voted - For
A5  Election of Director: Marijn E. Dekkers             Management  For           Voted - For
A6  Election of Director: Ann M. Fudge                  Management  For           Voted - For
A7  Election of Director: Susan Hockfield               Management  For           Voted - For
A8  Election of Director: Jeffrey R. Immelt             Management  For           Voted - For
A9  Election of Director: Andrea Jung                   Management  For           Voted - For
A10 Election of Director: Robert W. Lane                Management  For           Voted - For
A11 Election of Director: Ralph S. Larsen               Management  For           Voted - For
A12 Election of Director: Rochelle B. Lazarus           Management  For           Voted - For
A13 Election of Director: James J. Mulva                Management  For           Voted - For
A14 Election of Director: Mary L. Schapiro              Management  For           Voted - For
A15 Election of Director: Robert J. Swieringa           Management  For           Voted - For
A16 Election of Director: James S. Tisch                Management  For           Voted - For
A17 Election of Director: Douglas A. Warner III         Management  For           Voted - For
B1  Advisory Approval of our Named Executives'
    Compensation                                        Management  For           Voted - For
B2  Ratification of Selection of Independent Registered
    Public Accounting Firm                              Management  For           Voted - For
C1  Cessation of All Stock Options and Bonuses          Shareholder Against       Voted - Against
C2  Director Term Limits                                Shareholder Against       Voted - Against
C3  Independent Chairman                                Shareholder Against       Voted - For
                                                        837





                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
C4  Right to Act by Written Consent                     Shareholder Against       Voted - For
C5  Executives to Retain Significant Stock              Shareholder Against       Voted - Against
C6  Multiple Candidate Elections                        Shareholder Against       Voted - Against
GENERAL GROWTH PROPERTIES, INC
CUSIP: 370023103 TICKER: GGP
Meeting Date: 10-May-13 Meeting Type: Annual
1   Director                                            Management
1   Richard B. Clark                                    Management  For           Voted - For
2   Mary Lou Fiala                                      Management  For           Voted - For
3   J. Bruce Flatt                                      Management  For           Voted - For
4   John K. Haley                                       Management  For           Voted - For
5   Cyrus Madon                                         Management  For           Voted - For
6   Sandeep Mathrani                                    Management  For           Voted - For
7   David J. Neithercut                                 Management  For           Voted - For
8   Mark R. Patterson                                   Management  For           Voted - For
9   John G. Schreiber                                   Management  For           Voted - For
2   Ratification of the Selection of Independent
    Registered Public Accounting Firm.                  Management  For           Voted - For
3   Approval, on an Advisory Basis, of the Compensation
    Paid to the Named Executive Officers.               Management  For           Voted - Against
GLENCORE INTERNATIONAL PLC, ST HELIER
CUSIP: G39420107
Meeting Date: 16-May-13 Meeting Type: Annual General Meeting
1   To Receive the Company's Accounts and the Reports
    of the Directors and Auditors for the Year Ended 31
    December 2012 (the "2012 Annual Report")            Management  For           Voted - For
2   To Declare A Final Dividend of Usd0.1035 Per
    Ordinary Share for the Year Ended 31 December 2012
    Which the Directors Propose, and the Shareholders
    Resolve, is to be Paid Only from the Capital
    Contribution Reserves of the Company                Management  For           Voted - For
3   To Re-elect IVan Glasenberg (chief Executive
    Officer) As A Director                              Management  For           Voted - For
4   To Re-elect Anthony Hayward (senior Independent
    Non-executive Director) As A Director               Management  For           Voted - For
5   To Re-elect Leonhard Fischer (independent Non-
    Executive Director) As A Director                   Management  For           Voted - For
6   To Re-elect William Macaulay (independent Non-
    Executive Director) As A Director                   Management  For           Voted - For
7   Subject to the Company's Merger with Xstrata PLC
    (the "merger") Becoming Effective and Sir John Bond
    Being Appointed As A Director, to Elect Sir John
    Bond (independent Non-executive Chairman) As A
    Director                                            Management  For           Voted - For
8   Subject to the Merger Becoming Effective and Sir
    Steve Robson Being Appointed As A Director, to
    Elect Sir Steve Robson (independent Non- Executive
    Director) As A Director                             Management  For           Voted - For


838




    GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   Subject to the Merger Becoming Effective and Ian
    Strachan Being Appointed As A Director, to Elect
    Ian Strachan (independent Non-executive Director)
    As A Director                                       Management  For           Voted - For
10  Subject to the Merger Becoming Effective and Con
    Fauconnier Being Appointed As A Director, to Elect
    Con Fauconnier (independent Non- Executive
    Director) As A Director                             Management  For           Voted - For
11  Subject to the Merger Becoming Effective and Peter
    Hooley Being Appointed As A Director, to Elect
    Peter Hooley (independent Non-executive Director)
    As A Director                                       Management  For           Voted - For
12  Subject to the Merger Having Not Become Effective,
    to Re-elect Simon Murray (independent Non-executive
    Chairman) As A Director                             Management  For           Voted - For
13  Subject to the Merger Having Not Become Effective,
    to Re-elect Steven Kalmin (chief Financial Officer)
    As A Director                                       Management  For           Voted - For
14  Subject to the Merger Having Not Become Effective,
    to Re-elect Peter Coates (director) As A Director   Management  For           Voted - For
15  Subject to the Merger Having Not Become Effective,
    to Re-elect Li Ning (independent Non- Executive
    Director) As A Director                             Management  For           Voted - For
16  To Approve the Directors' Remuneration Report on
    Pages 93 to 100 of the 2012 Annual Report           Management  For           Voted - For
17  To Reappoint Deloitte LLP As the Company's Auditors
    to Hold Office Until the Conclusion of the Next
    General Meeting at Which Accounts are Laid          Management  For           Voted - For
18  To Authorise the Audit Committee to Fix the
    Remuneration of the Auditors                        Management  For           Voted - For
19  To Renew the Authority Conferred on the Directors
    to Allot Shares Or Grant Rights to Subscribe for Or
    to Convert Any Security Into Shares                 Management  For           Voted - For
20  Subject to and Conditionally Upon the Passing of
    Resolution 19, to Empower the Directors to Allot
    Equity Securities                                   Management  For           Voted - For
21  The Company be and is Hereby Generally and
    Unconditionally Authorised Pursuant to Article 57
    of the Companies (jersey) Law 1991 (the "companies
    Law") to Make Market Purchases of Ordinary Shares   Management  For           Voted - For
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0423/ltn-20130423193.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0423/-ltn20130423183.pdf                       Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Addition
    of Comment. If You Have Al-ready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Deci-de to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting


839




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GOOGLE INC.
CUSIP: 38259P508 TICKER: GOOG
Meeting Date: 06-Jun-13 Meeting Type: Annual
1   Director                                            Management
1   Larry Page                                          Management  For           Voted - For
2   Sergey Brin                                         Management  For           Voted - For
3   Eric E. Schmidt                                     Management  For           Voted - For
4   L. John Doerr                                       Management  For           Voted - For
5   Diane B. Greene                                     Management  For           Voted - For
6   John L. Hennessy                                    Management  For           Voted - For
7   Ann Mather                                          Management  For           Voted - For
8   Paul S. Otellini                                    Management  For           Voted - For
9   K. Ram Shriram                                      Management  For           Voted - For
10  Shirley M. Tilghman                                 Management  For           Voted - For
2   The Ratification of the Appointment of Ernst &
    Young LLP As Google's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
3   A Stockholder Proposal Regarding A Report on Lead
    Batteries in Google's Supply Chain, If Properly
    Presented at the Meeting.                           Shareholder Against       Voted - Against
4   A Stockholder Proposal Regarding Equal Shareholder
    Voting, If Properly Presented at the Meeting.       Shareholder Against       Voted - For
5   A Stockholder Proposal Regarding Executive Stock
    Retention, If Properly Presented at the Meeting.    Shareholder Against       Voted - Against
6   A Stockholder Proposal Regarding Succession
    Planning, If Properly Presented at the Meeting.     Shareholder Against       Voted - Against
HCP, INC.
CUSIP: 40414L109 TICKER: HCP
Meeting Date: 25-Apr-13 Meeting Type: Annual
1A. Election of Director: James F. Flaherty III         Management  For           Voted - For
1B. Election of Director: Christine N. Garvey           Management  For           Voted - For
1C. Election of Director: David B. Henry                Management  For           Voted - For
1D. Election of Director: Lauralee E. Martin            Management  For           Voted - For
1E. Election of Director: Michael D. Mckee              Management  For           Voted - For
1F. Election of Director: Peter L. Rhein                Management  For           Voted - For
1G. Election of Director: Kenneth B. Roath              Management  For           Voted - For
1H. Election of Director: Joseph P. Sullivan            Management  For           Voted - For
2   Ratification of the Appointment of Deloitte &
    Touche LLP As Hcp's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For


840




                          GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
INTEL CORPORATION
CUSIP: 458140100 TICKER: INTC
Meeting Date: 16-May-13   Meeting Type: Annual
1A. Election of Director: Charlene Barshefsky           Management  For           Voted - For
1B. Election of Director: Andy D. Bryant                Management  For           Voted - For
1C. Election of Director: Susan L. Decker               Management  For           Voted - For
1D. Election of Director: John J. Donahoe               Management  For           Voted - For
1E. Election of Director: Reed E. Hundt                 Management  For           Voted - For
1F. Election of Director: James D. Plummer              Management  For           Voted - For
1G. Election of Director: David S. Pottruck             Management  For           Voted - For
1H. Election of Director: Frank D. Yeary                Management  For           Voted - For
1I. Election of Director: David B. Yoffie               Management  For           Voted - For
2   Ratification of Selection of Ernst & Young LLP As
    our Independent Registered Public Accounting Firm
    for the Current Year                                Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation     Management  For           Voted - For
4   Approval of Amendment and Extension of the 2006
    Equity Incentive Plan                               Management  For           Voted - For
5   Stockholder Proposal Titled "executives to Retain
    Significant Stock"                                  Shareholder Against       Voted - Against
INTERNATIONAL BUSINESS MACHINES CORP.
CUSIP: 459200101 TICKER: IBM
Meeting Date: 30-Apr-13   Meeting Type: Annual
1A. Election of Director: A.j.p. Belda                  Management  For           Voted - For
1B. Election of Director: W.r. Brody                    Management  For           Voted - For
1C. Election of Director: K.i. Chenault                 Management  For           Voted - For
1D. Election of Director: M.l. Eskew                    Management  For           Voted - For
1E. Election of Director: D.n. Farr                     Management  For           Voted - For
1F. Election of Director: S.a. Jackson                  Management  For           Voted - For
1G. Election of Director: A.n. Liveris                  Management  For           Voted - For
1H. Election of Director: W.j. Mcnerney, Jr.            Management  For           Voted - For
1I. Election of Director: J.w. Owens                    Management  For           Voted - For
1J. Election of Director: V.m. Rometty                  Management  For           Voted - For
1K. Election of Director: J.e. Spero                    Management  For           Voted - For
1L. Election of Director: S. Taurel                     Management  For           Voted - For
1M. Election of Director: L.h. Zambrano                 Management  For           Voted - For
2   Ratification of Appointment of Independent
    Registered Public Accounting Firm (page 71)         Management  For           Voted - For
3   Advisory Vote on Executive Compensation (page 72)   Management  For           Voted - For
4   Stockholder Proposal for Disclosure of Lobbying
    Policies and Practices (page 73)                    Shareholder Against       Voted - Against
5   Stockholder Proposal on the Right to Act by Written
    Consent (page 74)                                   Shareholder Against       Voted - For
6   Stockholder Proposal on Independent Board Chair
    (page 75)                                           Shareholder Against       Voted - For
7   Stockholder Proposal for Executives to Retain
    Significant Stock (page 76)                         Shareholder Against       Voted - Against


841




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
JOHNSON & JOHNSON
CUSIP: 478160104 TICKER: JNJ
Meeting Date: 25-Apr-13 Meeting Type: Annual
1A. Election of Director: Mary Sue Coleman              Management  For           Voted - For
1B. Election of Director: James G. Cullen               Management  For           Voted - For
1C. Election of Director: Ian E.l. Davis                Management  For           Voted - For
1D. Election of Director: Alex Gorsky                   Management  For           Voted - For
1E. Election of Director: Michael M.e. Johns            Management  For           Voted - For
1F. Election of Director: Susan L. Lindquist            Management  For           Voted - For
1G. Election of Director: Anne M. Mulcahy               Management  For           Voted - For
1H. Election of Director: Leo F. Mullin                 Management  For           Voted - For
1I. Election of Director: William D. Perez              Management  For           Voted - For
1J. Election of Director: Charles Prince                Management  For           Voted - For
1K. Election of Director: A. Eugene Washington          Management  For           Voted - For
1L. Election of Director: Ronald A. Williams            Management  For           Voted - For
2   Advisory Vote to Approve Named Executive Officer
    Compensation                                        Management  For           Voted - For
3   Ratification of Appointment of
    PricewaterhouseCoopers LLP As Independent
    Registered Public Accounting Firm for 2013          Management  For           Voted - For
4   Shareholder Proposal - Executives to Retain
    Significant Stock                                   Shareholder Against       Voted - Against
5   Shareholder Proposal on Political Contributions and
    Corporate Values                                    Shareholder Against       Voted - Against
6   Shareholder Proposal on Independent Board Chairman  Shareholder Against       Voted - For
JPMORGAN CHASE & CO.
CUSIP: 46625H100 TICKER: JPM
Meeting Date: 21-May-13 Meeting Type: Annual
1A. Election of Director: James A. Bell                 Management  For           Voted - For
1B. Election of Director: Crandall C. Bowles            Management  For           Voted - For
1C. Election of Director: Stephen B. Burke              Management  For           Voted - For
1D. Election of Director: David M. Cote                 Management  For           Voted - For
1E. Election of Director: James S. Crown                Management  For           Voted - For
1F. Election of Director: James Dimon                   Management  For           Voted - For
1G. Election of Director: Timothy P. Flynn              Management  For           Voted - For
1H. Election of Director: Ellen V. Futter               Management  For           Voted - For
1I. Election of Director: Laban P. Jackson, Jr.         Management  For           Voted - For
1J. Election of Director: Lee R. Raymond                Management  For           Voted - For
1K. Election of Director: William C. Weldon             Management  For           Voted - For
2   Ratification of Independent Registered Public
    Accounting Firm                                     Management  For           Voted - For
3   Advisory Resolution to Approve Executive
    Compensation                                        Management  For           Voted - For
4   Amendment to the Firm's Restated Certificate of
    Incorporation to Authorize Shareholder Action by
    Written Consent                                     Management  For           Voted - For
5   Reapproval of Key Executive Performance Plan        Management  For           Voted - For


842




                        GLOBAL X PERMANENT ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Require Separation of Chairman and Ceo             Shareholder Against       Voted - For
7   Require Executives to Retain Significant Stock
    Until Reaching Normal Retirement Age               Shareholder Against       Voted - Against
8   Adopt Procedures to Avoid Holding Or Recommending
    Investments That Contribute to Human Rights
    Violations                                         Shareholder Against       Voted - Against
9   Disclose Firm Payments Used Directly Or Indirectly
    for Lobbying, Including Specific Amounts and
    Recipients' Names                                  Shareholder Against       Voted - Against
KRAFT FOODS GROUP, INC.
CUSIP: 50076Q106 TICKER: KRFT
Meeting Date: 22-May-13 Meeting Type: Annual
1A. Election of Director: Abelardo E. Bru              Management  For           Voted - For
1B. Election of Director: Jeanne P. Jackson            Management  For           Voted - For
1C. Election of Director: E. Follin Smith              Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.   Management  For           Voted - For
3   Advisory Vote on the Frequency of an Executive
    Compensation Vote.                                 Management  1 Year        Voted - 1 Year
4   Approval of the Material Terms for
    Performance-based Awards Under the Kraft Foods
    Group, Inc. 2012 Performance Incentive Plan.       Management  For           Voted - For
5   Ratification of the Selection of
    PricewaterhouseCoopers LLP As our Independent
    Auditors for the Fiscal Year Ending December 28,
    2013.                                              Management  For           Voted - For
6   Shareholder Proposal: Label Genetically Engineered
    Products.                                          Shareholder Against       Voted - Against
MASTERCARD INCORPORATED
CUSIP: 57636Q104 TICKER: MA
Meeting Date: 18-Jun-13 Meeting Type: Annual
1A. Election of Director: Richard Haythornthwaite      Management  For           Voted - For
1B. Election of Director: Ajay Banga                   Management  For           Voted - For
1C. Election of Director: Silvio Barzi                 Management  For           Voted - For
1D. Election of Director: David R. Carlucci            Management  For           Voted - For
1E. Election of Director: Steven J. Freiberg           Management  For           Voted - For
1F. Election of Director: Nancy J. Karch               Management  For           Voted - For
1G. Election of Director: Marc Olivie                  Management  For           Voted - For
1H. Election of Director: Rima Qureshi                 Management  For           Voted - For
1I. Election of Director: Jose Octavio Reyes Lagunes   Management  For           Voted - For
1J. Election of Director: Mark Schwartz                Management  For           Voted - For
1K. Election of Director: Jackson P. Tai               Management  For           Voted - For
1L. Election of Director: Edward Suning Tian           Management  For           Voted - For
2   Advisory Approval of the Company's Executive
    Compensation                                       Management  For           Voted - For
3   Ratification of the Appointment of
    PricewaterhouseCoopers LLP As the Independent
    Registered Public Accounting Firm                  Management  For           Voted - For
                                                       843





                         GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MCDONALD'S CORPORATION
CUSIP: 580135101 TICKER: MCD
Meeting Date: 23-May-13  Meeting Type: Annual
1A. Election of Director: Walter E. Massey              Management  For           Voted - For
1B. Election of Director: John W. Rogers, Jr.           Management  For           Voted - For
1C. Election of Director: Roger W. Stone                Management  For           Voted - For
1D. Election of Director: Miles D. White                Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
3   Advisory Vote to Approve the Appointment of Ernst &
    Young LLP As Independent Auditor for 2013.          Management  For           Voted - For
4   Advisory Vote on A Shareholder Proposal Requesting
    an Annual Report on Executive Compensation, If
    Presented.                                          Shareholder Against       Voted - Against
5   Advisory Vote on A Shareholder Proposal Requesting
    an Executive Stock Retention Policy, If Presented.  Shareholder Against       Voted - Against
6   Advisory Vote on A Shareholder Proposal Requesting
    A Human Rights Report, If Presented.                Shareholder Against       Voted - Against
7   Advisory Vote on A Shareholder Proposal Requesting
    A Nutrition Report, If Presented.                   Shareholder Against       Voted - Against
MERCK & CO., INC.
CUSIP: 58933Y105 TICKER: MRK
Meeting Date: 28-May-13  Meeting Type: Annual
1A. Election of Director: Leslie A. Brun                Management  For           Voted - For
1B. Election of Director: Thomas R. Cech                Management  For           Voted - For
1C. Election of Director: Kenneth C. Frazier            Management  For           Voted - For
1D. Election of Director: Thomas H. Glocer              Management  For           Voted - For
1E. Election of Director: William B. Harrison Jr.       Management  For           Voted - For
1F. Election of Director: C. Robert Kidder              Management  For           Voted - For
1G. Election of Director: Rochelle B. Lazarus           Management  For           Voted - For
1H. Election of Director: Carlos E. Represas            Management  For           Voted - For
1I. Election of Director: Patricia F. Russo             Management  For           Voted - For
1J. Election of Director: Craig B. Thompson             Management  For           Voted - For
1K. Election of Director: Wendell P. Weeks              Management  For           Voted - For
1L. Election of Director: Peter C. Wendell              Management  For           Voted - For
2   Ratification of the Appointment of the Company's
    Independent Registered Public Accounting Firm for
    2013.                                               Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
4   Shareholder Proposal Concerning Shareholders' Right
    to Act by Written Consent.                          Shareholder Against       Voted - For
5   Shareholder Proposal Concerning Special Shareowner
    Meetings.                                           Shareholder Against       Voted - Against
6   Shareholder Proposal Concerning A Report on
    Charitable and Political Contributions.             Shareholder Against       Voted - Against
7   Shareholder Proposal Concerning A Report on
    Lobbying Activities.                                Shareholder Against       Voted - Against


844




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MICROSOFT CORPORATION
CUSIP: 594918104 TICKER: MSFT
Meeting Date: 28-Nov-12 Meeting Type: Annual
1   Election of Director: Steven A. Ballmer             Management  For           Voted - For
2   Election of Director: Dina Dublon                   Management  For           Voted - For
3   Election of Director: William H. Gates III          Management  For           Voted - For
4   Election of Director: Maria M. Klawe                Management  For           Voted - For
5   Election of Director: Stephen J. Luczo              Management  For           Voted - For
6   Election of Director: David F. Marquardt            Management  For           Voted - For
7   Election of Director: Charles H. Noski              Management  For           Voted - For
8   Election of Director: Helmut Panke                  Management  For           Voted - For
9   Election of Director: John W. Thompson              Management  For           Voted - For
10  Advisory Vote on Named Executive Officer
    Compensation (the Board Recommends A Vote for This
    Proposal)                                           Management  For           Voted - For
11  Approval of Employee Stock Purchase Plan (the Board
    Recommends A Vote for This Proposal)                Management  For           Voted - For
12  Ratification of Deloitte & Touche LLP As our
    Independent Auditor for Fiscal Year 2013 (the Board
    Recommends A Vote for This Proposal)                Management  For           Voted - For
13  Shareholder Proposal - Adopt Cumulative Voting (the
    Board Recommends A Vote Against This Proposal)      Shareholder Against       Voted - Against
MONDELEZ INTL, INC
CUSIP: 609207105 TICKER: MDLZ
Meeting Date: 21-May-13 Meeting Type: Annual
1A. Election of Director: Stephen F. Bollenbach         Management  For           Voted - For
1B. Election of Director: Lewis W.k. Booth              Management  For           Voted - For
1C. Election of Director: Lois D. Juliber               Management  For           Voted - For
1D. Election of Director: Mark D. Ketchum               Management  For           Voted - For
1E. Election of Director: Jorge S. Mesquita             Management  For           Voted - For
1F. Election of Director: Fredric G. Reynolds           Management  For           Voted - For
1G. Election of Director: Irene B. Rosenfeld            Management  For           Voted - For
1H. Election of Director: Patrick T. Siewert            Management  For           Voted - For
1I. Election of Director: Ruth J. Simmons               Management  For           Voted - For
1J  Election of Director: Ratan N. Tata                 Management  For           Voted - For
1K  Election of Director: J.f. Van Boxmeer              Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation     Management  For           Voted - Against
3   Ratification of PricewaterhouseCoopers LLP As our
    Independent Auditors for 2013                       Management  For           Voted - For
4   Shareholder Proposal: Report on Extended Producer
    Responsibility                                      Shareholder Against       Voted - Against
5   Shareholder Proposal: Sustainability Report on
    Gender Equality in the Company's Supply Chain       Shareholder Against       Voted - Against


845




                          GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MONSANTO COMPANY
CUSIP: 61166W101 TICKER: MON
Meeting Date: 31-Jan-13   Meeting Type: Annual
1A. Election of Director: David L. Chicoine, Ph.D.      Management  For           Voted - For
1B. Election of Director: Arthur H. Harper              Management  For           Voted - For
1C. Election of Director: Gwendolyn S. King             Management  For           Voted - For
1D. Election of Director: Jon R. Moeller                Management  For           Voted - For
2   Ratify the Appointment of Deloitte & Touche LLP As
    our Independent Registered Public Accounting Firm
    for Fiscal 2013.                                    Management  For           Voted - For
3   Advisory, (non-binding) Vote to Approve Executive
    Compensation.                                       Management  For           Voted - For
4   Approval of Amendment to the Amended and Restated
    Certificate of Incorporation of the Company to
    Declassify the Board.                               Management  For           Voted - For
5   Shareowner Proposal Requesting A Report on Certain
    Matters Related to Gmo Products.                    Shareholder Against       Voted - Against
ORACLE CORPORATION
CUSIP: 68389X105 TICKER: ORCL
Meeting Date: 07-Nov-12   Meeting Type: Annual
1   Director                                            Management
1   Jeffrey S. Berg                                     Management  For           Voted - For
2   H. Raymond Bingham                                  Management  For           Voted - For
3   Michael J. Boskin                                   Management  For           Voted - For
4   Safra A. Catz                                       Management  For           Voted - For
5   Bruce R. Chizen                                     Management  For           Voted - For
6   George H. Conrades                                  Management  For           Voted - For
7   Lawrence J. Ellison                                 Management  For           Voted - For
8   Hector Garcia-molina                                Management  For           Voted - For
9   Jeffrey O. Henley                                   Management  For           Voted - For
10  Mark V. Hurd                                        Management  For           Voted - For
11  Donald L. Lucas                                     Management  For           Voted - For
12  Naomi O. Seligman                                   Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - Against
3   Approval of Increase in Shares Under the Directors'
    Stock Plan.                                         Management  For           Voted - For
4   Ratification of the Selection of Ernst & Young LLP
    As Independent Registered Public Accounting Firm
    for Fiscal Year 2013.                               Management  For           Voted - For
5   Stockholder Proposal Regarding Multiple Performance
    Metrics.                                            Shareholder Against       Voted - For
6   Stockholder Proposal Regarding Independent Board
    Chairman.                                           Shareholder Against       Voted - For
7   Stockholder Proposal Regarding Equity Retention
    Policy.                                             Shareholder Against       Voted - Against
8   Stockholder Proposal Regarding Equity Acceleration
    Upon A Change in Control of Oracle.                 Shareholder Against       Voted - For


846




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
PEPSICO, INC.
CUSIP: 713448108 TICKER: PEP
Meeting Date: 01-May-13 Meeting Type: Annual
1A. Election of Director: S.l. Brown                     Management  For           Voted - For
1B. Election of Director: G.w. Buckley                   Management  For           Voted - For
1C. Election of Director: I.m. Cook                      Management  For           Voted - For
1D. Election of Director: D. Dublon                      Management  For           Voted - For
1E. Election of Director: V.j. Dzau                      Management  For           Voted - For
1F. Election of Director: R.l. Hunt                      Management  For           Voted - For
1G. Election of Director: A. Ibarguen                    Management  For           Voted - For
1H. Election of Director: I.k. Nooyi                     Management  For           Voted - For
1I. Election of Director: S.p. Rockefeller               Management  For           Voted - For
1J. Election of Director: J.j. Schiro                    Management  For           Voted - For
1K. Election of Director: L.g. Trotter                   Management  For           Voted - For
1L. Election of Director: D. Vasella                     Management  For           Voted - For
1M. Election of Director: A. Weisser                     Management  For           Voted - For
2   Ratify the Appointment of KPMG LLP As our
    Independent Registered Public Accountants for
    Fiscal Year 2013.                                    Management  For           Voted - For
3   Advisory Resolution to Approve Executive
    Compensation.                                        Management  For           Voted - For
PETROCHINA COMPANY LIMITED
CUSIP: 7.16E+104 TICKER: PTR
Meeting Date: 23-May-13 Meeting Type: Annual
1   To Consider and Approve the Report of the Board of
    Directors of the Company for the Year 2012.          Management  For           Voted - For
2   To Consider and Approve the Report of the
    Supervisory Committee of the Company for the Year
    2012.                                                Management  For           Voted - For
3   To Consider and Approve the Audited Financial
    Statements of the Company for the Year 2012.         Management  For           Voted - For
4   To Consider and Approve the Declaration and Payment
    of the Final Dividend in the Amount and in the
    Manner Recommended by Board.                         Management  For           Voted - For
5   To Consider and Approve the Authorisation of the
    Board of Directors to Determine the Distribution of
    Interim Dividends.                                   Management  For           Voted - For
6   To Consider and Approve the Appointment of KPMG
    Huazhen and KPMG As the Domestic and International
    Auditors of the Company.                             Management  For           Voted - For
7A  To Consider and Approve the Election of Mr. Li
    Qingyi As the Supervisor of the Company.             Management  For           Voted - Against
7B  To Consider and Approve the Election of Mr. Fan
    Fuchun As the Independent Supervisor of the Company. Management  For           Voted - For
S8  To Consider and Approve, by Way of Special
    Resolution, Certain Amendments to the Articles of
    Association of the Company.                          Management  For           Voted - For
S9  To Consider and Approve, by Way of Special
    Resolution, to Unconditionally Grant A General


847




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Mandate to Determine and Handle the Issue of Debt
    Financing Instruments of the Company with the
    Outstanding Balance Amount of Up to Rmb100 Billion,
    Upon Such Terms and Conditions to be Determined by
    the Board of Directors.                             Management  For           Voted - For
S10 To Grant A General Mandate to the Board to
    Separately Or Concurrently Issue, Allot and Deal
    with Additional Domestic Shares and Overseas Listed
    Foreign Shares in the Company.                      Management  For           Voted - Against
PETROLEO BRASILEIRO S.A. - PETROBRAS
CUSIP: 71654V408 TICKER: PBR
Meeting Date: 29-Apr-13 Meeting Type: Special
O1  Management Report and Financial Statements,
    Accompanied of Opinion from the Fiscal Board.       Management  For           Voted - For
O2  Capital Budget, Regarding the Year of 2013.         Management  For           Voted - For
O3  Destination of Income for the Year of 2012.         Management  For           Voted - For
O4A Election of the Members of the Board of Directors:
    Appointed by the Controlling Shareholder.           Management  For           Voted - For
O4B Election of the Members of the Board of Directors:
    Appointed by the Minority Shareholders, All As More
    Fully Described in the Proxy Statement.             Management  For           Voted - For
O5  Election of the Chairman of the Board of Directors
    Appointed by the Controlling Shareholder.           Management  For           Voted - For
O6A Election of the Members of the Fiscal Board and
    Their Respective Substitutes: Appointed by the
    Controlling Shareholder.                            Management  For           Voted - For
O6B Election of the Members of the Fiscal Board and
    Their Respective Substitutes: Appointed by the
    Minority Shareholders, All As More Fully Described
    in the Proxy Statement.                             Management  For           Voted - For
O7  Establishment of Compensation of Management and
    Effective Members in the Fiscal Board.              Management  For           Voted - For
E1  Increase of the Capital Stock.                      Management  For           Voted - For
PFIZER INC.
CUSIP: 717081103 TICKER: PFE
Meeting Date: 25-Apr-13 Meeting Type: Annual
1A  Election of Director: Dennis A. Ausiello            Management  For           Voted - For
1B  Election of Director: M. Anthony Burns              Management  For           Voted - For
1C  Election of Director: W. Don Cornwell               Management  For           Voted - For
1D  Election of Director: Frances D. Fergusson          Management  For           Voted - For
1E  Election of Director: William H. Gray, III          Management  For           Voted - For
1F  Election of Director: Helen H. Hobbs                Management  For           Voted - For
1G  Election of Director: Constance J. Horner           Management  For           Voted - For
1H  Election of Director: James M. Kilts                Management  For           Voted - For
1I  Election of Director: George A. Lorch               Management  For           Voted - For
1J  Election of Director: Suzanne Nora Johnson          Management  For           Voted - For
1K  Election of Director: Ian C. Read                   Management  For           Voted - For
1L  Election of Director: Stephen W. Sanger             Management  For           Voted - For


848




                         GLOBAL X PERMANENT ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1M  Election of Director: Marc Tessier- Lavigne          Management  For           Voted - For
2   Ratify the Selection of KPMG LLP As Independent
    Registered Public Accounting Firm for 2013           Management  For           Voted - For
3   Advisory Approval of Executive Compensation          Management  For           Voted - For
4   Shareholder Proposal Regarding Executive Equity
    Retention                                            Shareholder Against       Voted - Against
5   Shareholder Proposal Regarding Action by Written
    Consent                                              Shareholder Against       Voted - For
PHILIP MORRIS INTERNATIONAL INC.
CUSIP: 718172109 TICKER: PM
Meeting Date: 08-May-13  Meeting Type: Annual
1A. Election of Director: Harold Brown                   Management  For           Voted - For
1B. Election of Director: Mathis Cabiallavetta           Management  For           Voted - For
1C. Election of Director: Andre Calantzopoulos           Management  For           Voted - For
1D. Election of Director: Louis C. Camilleri             Management  For           Voted - For
1E. Election of Director: J. Dudley Fishburn             Management  For           Voted - For
1F. Election of Director: Jennifer Li                    Management  For           Voted - For
1G. Election of Director: Graham Mackay                  Management  For           Voted - For
1H. Election of Director: Sergio Marchionne              Management  For           Voted - For
1I. Election of Director: Kalpana Morparia               Management  For           Voted - For
1J. Election of Director: Lucio A. Noto                  Management  For           Voted - For
1K. Election of Director: Robert B. Polet                Management  For           Voted - For
1L. Election of Director: Carlos Slim Helu               Management  For           Voted - For
1M. Election of Director: Stephen M. Wolf                Management  For           Voted - For
2   Ratification of the Selection of Independent
    Auditors                                             Management  For           Voted - For
3   Advisory Resolution Approving Executive Compensation Management  For           Voted - For
POTASH CORPORATION OF SASKATCHEWAN INC.
CUSIP: 73755L107 TICKER: POT
Meeting Date: 16-May-13  Meeting Type: Annual and Special Meeting
1   Director                                             Management
1   C.M. Burley                                          Management  For           Voted - For
2   D.G. Chynoweth                                       Management  For           Voted - For
3   D. Clauw                                             Management  For           Voted - For
4   W.J. Doyle                                           Management  For           Voted - For
5   J.W. Estey                                           Management  For           Voted - For
6   G.W. Grandey                                         Management  For           Voted - For
7   C.S. Hoffman                                         Management  For           Voted - For
8   D.J. Howe                                            Management  For           Voted - For
9   A.D. Laberge                                         Management  For           Voted - For
10  K.G. Martell                                         Management  For           Voted - For
11  J.J. Mccaig                                          Management  For           Voted - For
12  M. Mogford                                           Management  For           Voted - For
13  E. Viyella De Paliza                                 Management  For           Voted - For
2   The Appointment of Deloitte LLP As Auditors of the
    Corporation.                                         Management  For           Voted - For


849




                          GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   The Resolution (attached As Appendix B to the
    Accompanying Management Proxy Circular) Approving
    the Adoption of A New Performance Option Plan, the
    Full Text of Which is Attached As Appendix C to the
    Accompanying Management Proxy Circular.             Management  For           Voted - For
4   The Advisory Resolution Accepting the Corporation's
    Approach to Executive Compensation Disclosed in the
    Accompanying Management Proxy Circular.             Management  For           Voted - For
PUBLIC STORAGE
CUSIP: 74460D109 TICKER: PSA
Meeting Date: 09-May-13   Meeting Type: Annual
1   Director                                            Management
1   Ronald L. Havner, Jr.                               Management  For           Voted - For
2   Tamara Hughes Gustavson                             Management  For           Voted - For
3   Uri P. Harkham                                      Management  For           Voted - For
4   B. Wayne Hughes, Jr.                                Management  For           Voted - For
5   Avedick B. Poladian                                 Management  For           Voted - For
6   Gary E. Pruitt                                      Management  For           Voted - For
7   Ronald P. Spogli                                    Management  For           Voted - For
8   Daniel C. Staton                                    Management  For           Voted - For
2   Ratification of Appointment of Ernst & Young LLP As
    the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
QUALCOMM INCORPORATED
CUSIP: 747525103 TICKER: QCOM
Meeting Date: 05-Mar-13   Meeting Type: Annual
1A  Election of Director: Barbara T. Alexander          Management  For           Voted - For
1B  Election of Director: Donald G. Cruickshank         Management  For           Voted - For
1C  Election of Director: Raymond V. Dittamore          Management  For           Voted - For
1D  Election of Director: Susan Hockfield               Management  For           Voted - For
1E  Election of Director: Thomas W. Horton              Management  For           Voted - For
1F  Election of Director: Paul E. Jacobs                Management  For           Voted - For
1G  Election of Director: Sherry Lansing                Management  For           Voted - For
1H  Election of Director: Duane A. Nelles               Management  For           Voted - For
1I  Election of Director: Francisco Ros                 Management  For           Voted - For
1J  Election of Director: Brent Scowcroft               Management  For           Voted - For
1K  Election of Director: Marc I. Stern                 Management  For           Voted - For
2   To Approve the 2006 Long-term Incentive Plan, As
    Amended, Which Includes an Increase in the Share
    Reserve by 90,000,000 Shares.                       Management  For           Voted - For
3   To Ratify the Selection of PricewaterhouseCoopers
    LLP As our Independent Public Accountants for our
    Fiscal Year Ending September 29, 2013.              Management  For           Voted - For
4   Advisory Approval of the Company's Executive
    Compensation.                                       Management  For           Voted - For
                                                        850





                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
RIO TINTO PLC
CUSIP: 767204100 TICKER: RIO
Meeting Date: 18-Apr-13 Meeting Type: Annual
1   Receipt of the 2012 Annual Report                   Management  For           Voted - For
2   Approval of the Remuneration Report                 Management  For           Voted - For
3   To Re-elect Robert Brown As A Director              Management  For           Voted - For
4   To Re-elect Vivienne Cox As A Director              Management  For           Voted - For
5   To Re-elect Jan Du Plessis As A Director            Management  For           Voted - For
6   To Re-elect Guy Elliott As A Director               Management  For           Voted - For
7   To Re-elect Michael Fitzpatrick As A Director       Management  For           Voted - For
8   To Re-elect Ann Godbehere As A Director             Management  For           Voted - For
9   To Re-elect Richard Goodmanson As A Director        Management  For           Voted - For
10  To Re-elect Lord Kerr As A Director                 Management  For           Voted - For
11  To Re-elect Chris Lynch As A Director               Management  For           Voted - For
12  To Re-elect Paul Tellier As A Director              Management  For           Voted - For
13  To Re-elect John Varley As A Director               Management  For           Voted - For
14  To Re-elect Sam Walsh As A Director                 Management  For           Voted - For
15  Re-appointment of the Auditors                      Management  For           Voted - For
16  Authorise the Audit Committee to Fix the
    Remuneration of Auditors                            Management  For           Voted - For
17  Approval of the Performance Share Plan 2013         Management  For           Voted - For
18  General Authority to Allot Shares                   Management  For           Voted - For
19  Disapplication of Pre-emption Rights                Management  For           Voted - For
20  Authority to Purchase Rio Tinto PLC Shares          Management  For           Voted - For
21  Notice Period for General Meetings Other Than
    Annual General Meetings                             Management  For           Voted - Against
ROYAL DUTCH SHELL PLC
CUSIP: 780259206 TICKER: RDSA
Meeting Date: 21-May-13 Meeting Type: Annual
1   Adoption of Annual Report & Accounts                Management  For           Voted - For
2   Approval of Remuneration Report                     Management  For           Voted - For
3   Re-appointment of Josef Ackermann As A Director of
    the Company                                         Management  For           Voted - For
4   Re-appointment of Guy Elliott As A Director of the
    Company                                             Management  For           Voted - For
5   Re-appointment of Simon Henry As A Director of the
    Company                                             Management  For           Voted - For
6   Re-appointment of Charles O. Holliday As A Director
    of the Company                                      Management  For           Voted - For
7   Re-appointment of Gerard Kleisterlee As A Director
    of the Company                                      Management  For           Voted - For
8   Re-appointment of Jorma Ollila As A Director of the
    Company                                             Management  For           Voted - For
9   Re-appointment of Sir Nigel Sheinwald As A Director
    of the Company                                      Management  For           Voted - For
10  Re-appointment of Linda G. Stuntz As A Director of
    the Company                                         Management  For           Voted - For


851




                        GLOBAL X PERMANENT ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
11  Re-appointment of Peter Voser As A Director of the
    Company                                            Management  For           Voted - For
12  Re-appointment of Hans Wijers As A Director of the
    Company                                            Management  For           Voted - For
13  Re-appointment of Gerrit Zalm As A Director of the
    Company                                            Management  For           Voted - For
14  Re-appointment of Auditors                         Management  For           Voted - For
15  Remuneration of Auditors                           Management  For           Voted - For
16  Authority to Allot Shares                          Management  For           Voted - For
17  Disapplication of Pre-emption Rights               Management  For           Voted - For
18  Authority to Purchase Own Shares                   Management  For           Voted - For
19  Authority for Certain Donations and Expenditure    Management  For           Voted - For
SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)
CUSIP: 806857108 TICKER: SLB
Meeting Date: 10-Apr-13 Meeting Type: Annual
1A. Election of Director: Peter L.s. Currie            Management  For           Voted - For
1B. Election of Director: Tony Isaac                   Management  For           Voted - For
1C. Election of Director: K. Vaman Kamath              Management  For           Voted - For
1D. Election of Director: Paal Kibsgaard               Management  For           Voted - For
1E. Election of Director: Nikolay Kudryavtsev          Management  For           Voted - For
1F. Election of Director: Adrian Lajous                Management  For           Voted - For
1G. Election of Director: Michael E. Marks             Management  For           Voted - For
1H. Election of Director: Lubna S. Olayan              Management  For           Voted - For
1I. Election of Director: L. Rafael Reif               Management  For           Voted - For
1J. Election of Director: Tore I. Sandvold             Management  For           Voted - For
1K. Election of Director: Henri Seydoux                Management  For           Voted - For
2   To Approve, on an Advisory Basis, the Company's
    Executive Compensation.                            Management  For           Voted - For
3   To Approve the Company's 2012 Financial Statements
    and Declarations of Dividends.                     Management  For           Voted - For
4   To Approve the Appointment of the Independent
    Registered Public Accounting Firm.                 Management  For           Voted - For
5   To Approve the Adoption of the 2013 Schlumberger
    Omnibus Incentive Plan.                            Management  For           Voted - For
6   To Approve the Adoption of an Amendment and
    Restatement of the Schlumberger Discount Stock
    Purchase Plan.                                     Management  For           Voted - For
SIMON PROPERTY GROUP, INC.
CUSIP: 828806109 TICKER: SPG
Meeting Date: 14-May-13 Meeting Type: Annual
1A. Election of Director: Melvyn E. Bergstein          Management  For           Voted - For
1B. Election of Director: Larry C. Glasscock           Management  For           Voted - For
1C. Election of Director: Karen N. Horn, Ph.D.         Management  For           Voted - For
1D. Election of Director: Allan Hubbard                Management  For           Voted - For
1E. Election of Director: Reuben S. Leibowitz          Management  For           Voted - For
1F. Election of Director: Daniel C. Smith, Ph.D.       Management  For           Voted - For
1G. Election of Director: J. Albert Smith, Jr.         Management  For           Voted - For
                                                       852





                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Annual Advisory Vote to Approve the Company's
    Executive Compensation.                             Management  For           Voted - Against
3   Ratification of the Appointment of Ernst & Young
    LLP As our Independent Registered Public Accounting
    Firm for 2013.                                      Management  For           Voted - For
THE BOEING COMPANY
CUSIP: 97023105 TICKER: BA
Meeting Date: 29-Apr-13 Meeting Type: Annual
1A. Election of Director: David L. Calhoun              Management  For           Voted - For
1B. Election of Director: Arthur D. Collins, Jr.        Management  For           Voted - For
1C. Election of Director: Linda Z. Cook                 Management  For           Voted - For
1D. Election of Director: Kenneth M. Duberstein         Management  For           Voted - For
1E. Election of Director: Edmund P. Giambastiani, Jr.   Management  For           Voted - For
1F. Election of Director: Lawrence W. Kellner           Management  For           Voted - For
1G. Election of Director: Edward M. Liddy               Management  For           Voted - For
1H. Election of Director: W. James Mcnerney, Jr.        Management  For           Voted - For
1I. Election of Director: Susan C. Schwab               Management  For           Voted - For
1J. Election of Director: Ronald A. Williams            Management  For           Voted - For
1K. Election of Director: Mike S. Zafirovski            Management  For           Voted - For
2   Advisory Vote to Approve Named Executive Officer
    Compensation.                                       Management  For           Voted - For
3   Ratification of the Appointment of Deloitte &
    Touche LLP As Independent Auditor for 2013.         Management  For           Voted - For
4   Future Extraordinary Retirement Benefits.           Shareholder Against       Voted - Against
5   Action by Written Consent.                          Shareholder Against       Voted - For
6   Executives to Retain Significant Stock.             Shareholder Against       Voted - Against
7   Independent Board Chairman.                         Shareholder Against       Voted - For
THE COCA-COLA COMPANY
CUSIP: 191216100 TICKER: KO
Meeting Date: 24-Apr-13 Meeting Type: Annual
1A. Election of Director: Herbert A. Allen              Management  For           Voted - For
1B. Election of Director: Ronald W. Allen               Management  For           Voted - For
1C. Election of Director: Howard G. Buffett             Management  For           Voted - For
1D. Election of Director: Richard M. Daley              Management  For           Voted - For
1E. Election of Director: Barry Diller                  Management  For           Voted - For
1F. Election of Director: Helene D. Gayle               Management  For           Voted - For
1G. Election of Director: Evan G. Greenberg             Management  For           Voted - For
1H. Election of Director: Alexis M. Herman              Management  For           Voted - For
1I. Election of Director: Muhtar Kent                   Management  For           Voted - For
1J. Election of Director: Robert A. Kotick              Management  For           Voted - For
1K. Election of Director: Maria Elena Lagomasino        Management  For           Voted - For
1L. Election of Director: Donald F. Mchenry             Management  For           Voted - For
1M. Election of Director: Sam Nunn                      Management  For           Voted - For
1N. Election of Director: James D. Robinson III         Management  For           Voted - For
1O. Election of Director: Peter V. Ueberroth            Management  For           Voted - For
1P. Election of Director: Jacob Wallenberg              Management  For           Voted - For


853




                         GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Ratification of the Appointment of Ernst & Young
    LLP As Independent Auditors.                        Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
4   Approve an Amendment to the Company's By-laws to
    Permit Shareowners to Call Special Meetings.        Management  For           Voted - For
5   Shareowner Proposal Regarding A Board Committee on
    Human Rights.                                       Shareholder Against       Voted - Against
THE HOME DEPOT, INC.
CUSIP: 437076102 TICKER: HD
Meeting Date: 23-May-13  Meeting Type: Annual
1A. Election of Director: F. Duane Ackerman             Management  For           Voted - For
1B. Election of Director: Francis S. Blake              Management  For           Voted - For
1C. Election of Director: Ari Bousbib                   Management  For           Voted - For
1D. Election of Director: Gregory D. Brenneman          Management  For           Voted - For
1E. Election of Director: J. Frank Brown                Management  For           Voted - For
1F. Election of Director: Albert P. Carey               Management  For           Voted - For
1G. Election of Director: Armando Codina                Management  For           Voted - For
1H. Election of Director: Bonnie G. Hill                Management  For           Voted - For
1I. Election of Director: Karen L. Katen                Management  For           Voted - For
1J. Election of Director: Mark Vadon                    Management  For           Voted - For
2   Proposal to Ratify the Appointment of KPMG LLP      Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation     Management  For           Voted - For
4   Approval of the Material Terms of Officer
    Performance Goals Under the Management Incentive
    Plan                                                Management  For           Voted - For
5   Approval of the Amended and Restated 2005 Omnibus
    Stock Incentive Plan                                Management  For           Voted - For
6   Shareholder Proposal Regarding Employment Diversity
    Report                                              Shareholder Against       Voted - Against
7   Shareholder Proposal Regarding Stormwater
    Management Policy                                   Shareholder Against       Voted - Against
THE MOSAIC COMPANY
CUSIP: 61945C103 TICKER: MOS
Meeting Date: 04-Oct-12  Meeting Type: Annual
1A. Election of Director: Phyllis E. Cochran            Management  For           Voted - For
1B. Election of Director: Gregory L. Ebel               Management  For           Voted - For
1C. Election of Director: Robert L. Lumpkins            Management  For           Voted - For
1D. Election of Director: William T. Monahan            Management  For           Voted - For
2   Ratification of Election of One Director, Harold H.
    Mackay.                                             Management  For           Voted - For
3   Ratification of the Appointment of KPMG LLP As our
    Independent Registered Public Accounting Firm to
    Audit our Financial Statements As of and for the
    Year Ending May 31, 2013 and the Effectiveness of
    Internal Control Over Financial Reporting As of May
    31, 2013.                                           Management  For           Voted - For


854




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   A Non-binding Advisory Vote on Executive
    Compensation ("say-on- Pay").                       Management  For           Voted - For
THE PROCTER & GAMBLE COMPANY
CUSIP: 742718109 TICKER: PG
Meeting Date: 09-Oct-12 Meeting Type: Annual
1A. Election of Director: Angela F. Braly               Management  For           Voted - For
1B. Election of Director: Kenneth I. Chenault           Management  For           Voted - For
1C. Election of Director: Scott D. Cook                 Management  For           Voted - For
1D. Election of Director: Susan Desmond- Hellmann       Management  For           Voted - For
1E. Election of Director: Robert A. Mcdonald            Management  For           Voted - For
1F. Election of Director: W. James Mcnerney, Jr.        Management  For           Voted - For
1G. Election of Director: Johnathan A. Rodgers          Management  For           Voted - For
1H. Election of Director: Margaret C. Whitman           Management  For           Voted - For
1I. Election of Director: Mary Agnes Wilderotter        Management  For           Voted - For
1J. Election of Director: Patricia A. Woertz            Management  For           Voted - For
1K. Election of Director: Ernesto Zedillo               Management  For           Voted - For
2   Ratify Appointment of the Independent Registered
    Public Accounting Firm                              Management  For           Voted - For
3   Advisory Vote on Executive Compensation (the Say on
    Pay Vote)                                           Management  For           Voted - For
4   Shareholder Proposal #1 - Say on Political
    Contribution (page 67 of Proxy Statement)           Shareholder Against       Voted - Against
5   Shareholder Proposal #2 - Producer Responsibility
    for Packaging (page 70 of Proxy Statement)          Shareholder Against       Voted - Against
6   Shareholder Proposal #3 - Adopt Simple Majority
    Vote (page 72 of Proxy Statement)                   Shareholder Against       Voted - For
THE WALT DISNEY COMPANY
CUSIP: 254687106 TICKER: DIS
Meeting Date: 06-Mar-13 Meeting Type: Annual
1A. Election of Director: Susan E. Arnold               Management  For           Voted - For
1B. Election of Director: John S. Chen                  Management  For           Voted - For
1C. Election of Director: Judith L. Estrin              Management  For           Voted - For
1D. Election of Director: Robert A. Iger                Management  For           Voted - For
1E. Election of Director: Fred H. Langhammer            Management  For           Voted - For
1F. Election of Director: Aylwin B. Lewis               Management  For           Voted - For
1G. Election of Director: Monica C. Lozano              Management  For           Voted - For
1H. Election of Director: Robert W. Matschullat         Management  For           Voted - For
1I. Election of Director: Sheryl K. Sandberg            Management  For           Voted - For
1J. Election of Director: Orin C. Smith                 Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As the Company's Registered Public Accountants
    for 2013.                                           Management  For           Voted - For
3   To Approve the Terms of the Company's Amended and
    Restated 2002 Executive Performance Plan, As
    Amended.                                            Management  For           Voted - Against
4   To Approve the Advisory Resolution on Executive
    Compensation.                                       Management  For           Voted - Against


855




                          GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Approve the Shareholder Proposal Relating to
    Proxy Access.                                       Shareholder Against       Voted - For
6   To Approve the Shareholder Proposal Relating to
    Future Separation of Chairman and Chief Executive
    Officer.                                            Shareholder Against       Voted - For
U.S. BANCORP
CUSIP: 902973304 TICKER: USB
Meeting Date: 16-Apr-13   Meeting Type: Annual
1A. Election of Director: Douglas M. Baker, Jr.         Management  For           Voted - For
1B. Election of Director: Y. Marc Belton                Management  For           Voted - For
1C. Election of Director: Victoria Buyniski Gluckman    Management  For           Voted - For
1D. Election of Director: Arthur D. Collins, Jr.        Management  For           Voted - For
1E. Election of Director: Richard K. Davis              Management  For           Voted - For
1F. Election of Director: Roland A. Hernandez           Management  For           Voted - For
1G. Election of Director: Doreen Woo Ho                 Management  For           Voted - For
1H. Election of Director: Joel W. Johnson               Management  For           Voted - For
1I. Election of Director: Olivia F. Kirtley             Management  For           Voted - For
1J. Election of Director: Jerry W. Levin                Management  For           Voted - For
1K. Election of Director: David B. O'maley              Management  For           Voted - For
1L. Election of Director: O'dell M. Owens, M.D., M.p.h. Management  For           Voted - For
1M. Election of Director: Craig D. Schnuck              Management  For           Voted - For
1N. Election of Director: Patrick T. Stokes             Management  For           Voted - For
2   Ratification of Selection of Ernst & Young LLP As
    our Independent Auditor for the 2013 Fiscal Year.   Management  For           Voted - For
3   Advisory Vote to Approve the Compensation of our
    Executives Disclosed in the Proxy Statement.        Management  For           Voted - For
4   Shareholder Proposal: Adoption of A Policy
    Requiring That the Chairman of the Board be an
    Independent Director.                               Shareholder Against       Voted - For
UNION PACIFIC CORPORATION
CUSIP: 907818108 TICKER: UNP
Meeting Date: 16-May-13   Meeting Type: Annual
1A. Election of Director: A.h. Card, Jr.                Management  For           Voted - For
1B. Election of Director: E.b. Davis, Jr.               Management  For           Voted - For
1C. Election of Director: T.j. Donohue                  Management  For           Voted - For
1D. Election of Director: A.w. Dunham                   Management  For           Voted - For
1E. Election of Director: J.r. Hope                     Management  For           Voted - For
1F. Election of Director: J.j. Koraleski                Management  For           Voted - For
1G. Election of Director: C.c. Krulak                   Management  For           Voted - For
1H. Election of Director: M.r. Mccarthy                 Management  For           Voted - For
1I. Election of Director: M.w. Mcconnell                Management  For           Voted - For
1J. Election of Director: T.f. Mclarty III              Management  For           Voted - For
1K. Election of Director: S.r. Rogel                    Management  For           Voted - For
1L. Election of Director: J.h. Villarreal               Management  For           Voted - For
1M. Election of Director: J.r. Young                    Management  For           Voted - For


856




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Ratification of the Appointment of Deloitte &
    Touche As the Independent Registered Public
    Accounting Firm.                                    Management  For           Voted - For
3   An Advisory Vote on Executive Compensation ("say on
    Pay").                                              Management  For           Voted - For
4   Adopt the Union Pacific Corporation 2013 Stock
    Incentive Plan.                                     Management  For           Voted - For
5   Shareholder Proposal Regarding Lobbying Activities
    If Properly Presented at the Annual Meeting.        Shareholder Against       Voted - Against
UNITED PARCEL SERVICE, INC.
CUSIP: 911312106 TICKER: UPS
Meeting Date: 02-May-13 Meeting Type: Annual
1A. Election of Director: F. Duane Ackerman             Management  For           Voted - For
1B. Election of Director: Michael J. Burns              Management  For           Voted - For
1C. Election of Director: D. Scott Davis                Management  For           Voted - For
1D. Election of Director: Stuart E. Eizenstat           Management  For           Voted - For
1E. Election of Director: Michael L. Eskew              Management  For           Voted - For
1F. Election of Director: William R. Johnson            Management  For           Voted - For
1G. Election of Director: Candace Kendle                Management  For           Voted - For
1H. Election of Director: Ann M. Livermore              Management  For           Voted - For
1I. Election of Director: Rudy H.p. Markham             Management  For           Voted - For
1J. Election of Director: Clark T. Randt, Jr.           Management  For           Voted - For
1K. Election of Director: Carol B. Tome                 Management  For           Voted - For
1L. Election of Director: Kevin M. Warsh                Management  For           Voted - For
2   To Ratify the Appointment of Deloitte & Touche LLP
    As Ups's Independent Registered Public Accountants
    for the Year Ending December 31, 2013.              Management  For           Voted - For
3   Shareowner Proposal on Lobbying Disclosure.         Shareholder Against       Voted - Against
4   Shareowner Proposal to Reduce the Voting Power of
    Class A Stock from 10 Votes Per Share to One Vote
    Per Share.                                          Shareholder Against       Voted - For
UNITED TECHNOLOGIES CORPORATION
CUSIP: 913017109 TICKER: UTX
Meeting Date: 29-Apr-13 Meeting Type: Annual
1A. Election of Director: Louis R. Chenevert            Management  For           Voted - For
1B. Election of Director: John V. Faraci                Management  For           Voted - For
1C. Election of Director: Jean-pierre Garnier           Management  For           Voted - For
1D. Election of Director: Jamie S. Gorelick             Management  For           Voted - For
1E. Election of Director: Edward A. Kangas              Management  For           Voted - For
1F. Election of Director: Ellen J. Kullman              Management  For           Voted - For
1G. Election of Director: Marshall O. Larsen            Management  For           Voted - For
1H. Election of Director: Harold Mcgraw III             Management  For           Voted - For
1I. Election of Director: Richard B. Myers              Management  For           Voted - For
1J. Election of Director: H. Patrick Swygert            Management  For           Voted - For
1K. Election of Director: Andre Villeneuve              Management  For           Voted - For
1L. Election of Director: Christine Todd Whitman        Management  For           Voted - For


857




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Appointment of the Firm of PricewaterhouseCoopers
    LLP As Independent Auditor for 2013.                Management  For           Voted - For
3   Advisory Vote to Approve the Compensation of our
    Named Executive Officers.                           Management  For           Voted - For
UNITEDHEALTH GROUP INCORPORATED
CUSIP: 91324P102 TICKER: UNH
Meeting Date: 03-Jun-13 Meeting Type: Annual
1A. Election of Director: William C. Ballard, Jr.       Management  For           Voted - For
1B. Election of Director: Edson Bueno, M.D.             Management  For           Voted - For
1C. Election of Director: Richard T. Burke              Management  For           Voted - For
1D. Election of Director: Robert J. Darretta            Management  For           Voted - For
1E. Election of Director: Stephen J. Hemsley            Management  For           Voted - For
1F. Election of Director: Michele J. Hooper             Management  For           Voted - For
1G. Election of Director: Rodger A. Lawson              Management  For           Voted - For
1H. Election of Director: Douglas W. Leatherdale        Management  For           Voted - For
1I. Election of Director: Glenn M. Renwick              Management  For           Voted - For
1J. Election of Director: Kenneth I. Shine, M.D.        Management  For           Voted - For
1K. Election of Director: Gail R. Wilensky, Ph.D.       Management  For           Voted - For
2   Advisory Approval of the Company's Executive
    Compensation.                                       Management  For           Voted - For
3   Ratification of the Appointment of Deloitte &
    Touche LLP As the Independent Registered Public
    Accounting Firm for the Company for the Year Ending
    December 31, 2013.                                  Management  For           Voted - For
4   The Shareholder Proposal Set Forth in the Proxy
    Statement Requesting Additional Lobbying
    Disclosure, If Properly Presented at the 2013
    Annual Meeting of Shareholders.                     Shareholder Against       Voted - Against
VALE S.A.
CUSIP: 9.19E+109 TICKER: VALE
Meeting Date: 17-Apr-13 Meeting Type: Annual
O1A Evaluation of the Management's Annual Report And,
    Analysis, Discussion, and Vote on the Financial
    Statements for the Fiscal Year Ending on December
    31, 2012                                            Management  For           Voted - For
O1B Proposal for the Destination of Profits for the
    2012 Fiscal Year                                    Management  For           Voted - For
O1C Election of the Members of the Board of Directors   Management  For           Voted - Against
O1D Election of the Members of the Fiscal Council       Management  For           Voted - For
O1E Establishment of the Remuneration of the Senior
    Management and Members of the Fiscal Council for
    the Year 2013, As Well As the Annual Global
    Remuneration Supplementation for the 2012           Management  For           Voted - Against
E2A Proposal to Amend the Articles of Incorporation of
    Vale, All As More Fully Described in the Proxy
    Statement                                           Management  For           Voted - For
E2B Consolidation of the Articles of Incorporation to
    Reflect the Amendments Approved                     Management  For           Voted - For


858




                        GLOBAL X PERMANENT ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
VENTAS, INC.
CUSIP: 92276F100 TICKER: VTR
Meeting Date: 16-May-13 Meeting Type: Annual
1A. Election of Director: Debra A. Cafaro              Management  For           Voted - For
1B. Election of Director: Douglas Crocker II           Management  For           Voted - For
1C. Election of Director: Ronald G. Geary              Management  For           Voted - For
1D. Election of Director: Jay M. Gellert               Management  For           Voted - For
1E. Election of Director: Richard I. Gilchrist         Management  For           Voted - For
1F. Election of Director: Matthew J. Lustig            Management  For           Voted - For
1G. Election of Director: Douglas M. Pasquale          Management  For           Voted - For
1H. Election of Director: Robert D. Reed               Management  For           Voted - For
1I. Election of Director: Sheli Z. Rosenberg           Management  For           Voted - For
1J. Election of Director: Glenn J. Rufrano             Management  For           Voted - For
1K. Election of Director: James D. Shelton             Management  For           Voted - For
2   Ratification of the Selection of Ernst & Young LLP
    As the Independent Registered Public Accounting
    Firm for Fiscal Year 2013.                         Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.   Management  For           Voted - For
4   Stockholder Proposal Regarding an Equity Retention
    Policy.                                            Shareholder Against       Voted - Against
5   Stockholder Proposal Regarding an Independent
    Chairman.                                          Shareholder Against       Voted - For
6   Stockholder Proposal Regarding Acceleration of
    Equity Award Vesting.                              Shareholder Against       Voted - Against
7   Stockholder Proposal Regarding Tax Gross-up
    Payments.                                          Shareholder Against       Voted - For
VERIZON COMMUNICATIONS INC.
CUSIP: 92343V104 TICKER: VZ
Meeting Date: 02-May-13 Meeting Type: Annual
1A  Election of Director: Richard L. Carrion           Management  For           Voted - For
1B  Election of Director: Melanie L. Healey            Management  For           Voted - For
1C  Election of Director: M. Frances Keeth             Management  For           Voted - For
1D  Election of Director: Robert W. Lane               Management  For           Voted - For
1E  Election of Director: Lowell C. Mcadam             Management  For           Voted - For
1F  Election of Director: Sandra O. Moose              Management  For           Voted - For
1G  Election of Director: Joseph Neubauer              Management  For           Voted - For
1H  Election of Director: Donald T. Nicolaisen         Management  For           Voted - For
1I  Election of Director: Clarence Otis, Jr.           Management  For           Voted - For
1J  Election of Director: Hugh B. Price                Management  For           Voted - For
1K  Election of Director: Rodney E. Slater             Management  For           Voted - For
1L  Election of Director: Kathryn A. Tesija            Management  For           Voted - For
1M  Election of Director: Gregory D. Wasson            Management  For           Voted - For
2   Ratification of Appointment of Independent
    Registered Public Accounting Firm                  Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation    Management  For           Voted - For
4   Approval of Long-term Incentive Plan               Management  For           Voted - For
5   Network Neutrality                                 Shareholder Against       Voted - Against


859




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Lobbying Activities                                 Shareholder Against       Voted - Against
7   Proxy Access Bylaws                                 Shareholder Against       Voted - For
8   Severance Approval Policy                           Shareholder Against       Voted - Against
9   Shareholder Right to Call A Special Meeting         Shareholder Against       Voted - For
10  Shareholder Right to Act by Written Consent         Shareholder Against       Voted - For
VISA INC.
CUSIP: 92826C839 TICKER: V
Meeting Date: 30-Jan-13 Meeting Type: Annual
1A. Election of Director: Gary P. Coughlan              Management  For           Voted - For
1B. Election of Director: Mary B. Cranston              Management  For           Voted - For
1C. Election of Director: Francisco Javier
    Fernandez-carbajal                                  Management  For           Voted - For
1D. Election of Director: Robert W. Matschullat         Management  For           Voted - For
1E. Election of Director: Cathy E. Minehan              Management  For           Voted - For
1F. Election of Director: Suzanne Nora Johnson          Management  For           Voted - For
1G. Election of Director: David J. Pang                 Management  For           Voted - For
1H. Election of Director: Joseph W. Saunders            Management  For           Voted - For
1I. Election of Director: Charles W. Scharf             Management  For           Voted - For
1J. Election of Director: William S. Shanahan           Management  For           Voted - For
1K. Election of Director: John A. Swainson              Management  For           Voted - For
2   Approval, on an Advisory Basis, of the Compensation
    of our Named Executive Officers.                    Management  For           Voted - For
3   Ratification of the Appointment of KPMG LLP As our
    Independent Registered Public Accounting Firm for
    Fiscal Year 2013.                                   Management  For           Voted - For
4   Stockholder Proposal on Lobbying Practices and
    Expenditures, If Properly Presented.                Shareholder Against       Voted - Against
VORNADO REALTY TRUST
CUSIP: 929042109 TICKER: VNO
Meeting Date: 23-May-13 Meeting Type: Annual
1   Director                                            Management
1   Candace K. Beinecke                                 Management  For           Voted - For
2   Robert P. Kogod                                     Management  For           Voted - For
3   David Mandelbaum                                    Management  For           Voted - For
4   Richard R. West                                     Management  For           Voted - For
2   Ratification of the Appointment of Deloitte &
    Touche LLP As the Company's Independent Registered
    Public Accounting Firm for the Current Fiscal Year. Management  For           Voted - For
3   Non-binding Advisory Vote to Approve Executive
    Compensation.                                       Management  For           Voted - For
4   Non-binding Shareholder Proposal Regarding Majority
    Voting.                                             Shareholder Against       Voted - For
5   Non-binding Shareholder Proposal Regarding the
    Appointment of an Independent Chairman.             Shareholder Against       Voted - For
6   Non-binding Shareholder Proposal Regarding
    Establishing One Class of Trustees to be Elected
    Annually.                                           Shareholder Against       Voted - For
                                                        860





                         GLOBAL X PERMANENT ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
WAL-MART STORES, INC.
CUSIP: 931142103 TICKER: WMT
Meeting Date: 07-Jun-13  Meeting Type: Annual
1A. Election of Director: Aida M. Alvarez            Management  For           Voted - For
1B. Election of Director: James I. Cash, Jr.         Management  For           Voted - For
1C. Election of Director: Roger C. Corbett           Management  For           Voted - For
1D. Election of Director: Douglas N. Daft            Management  For           Voted - For
1E. Election of Director: Michael T. Duke            Management  For           Voted - For
1F. Election of Director: Timothy P. Flynn           Management  For           Voted - For
1G. Election of Director: Marissa A. Mayer           Management  For           Voted - For
1H. Election of Director: Gregory B. Penner          Management  For           Voted - For
1I. Election of Director: Steven S Reinemund         Management  For           Voted - For
1J. Election of Director: H. Lee Scott, Jr.          Management  For           Voted - For
1K. Election of Director: Jim C. Walton              Management  For           Voted - For
1L. Election of Director: S. Robson Walton           Management  For           Voted - For
1M. Election of Director: Christopher J. Williams    Management  For           Voted - For
1N. Election of Director: Linda S. Wolf              Management  For           Voted - For
2   Ratification of Ernst & Young LLP As Independent
    Accountants                                      Management  For           Voted - For
3   Advisory Vote to Approve Named Executive Officer
    Compensation                                     Management  For           Voted - For
4   Approval of the Wal-mart Stores, Inc. Management
    Incentive Plan, As Amended                       Management  For           Voted - For
5   Special Shareowner Meeting Right                 Shareholder Against       Voted - For
6   Equity Retention Requirement                     Shareholder Against       Voted - Against
7   Independent Chairman                             Shareholder Against       Voted - For
8   Request for Annual Report on Recoupment of
    Executive Pay                                    Shareholder Against       Voted - For
WELLS FARGO & COMPANY
CUSIP: 949746101 TICKER: WFC
Meeting Date: 23-Apr-13  Meeting Type: Annual
1A) Election of Director: John D. Baker II           Management  For           Voted - For
1B) Election of Director: Elaine L. Chao             Management  For           Voted - For
1C) Election of Director: John S. Chen               Management  For           Voted - For
1D) Election of Director: Lloyd H. Dean              Management  For           Voted - For
1E) Election of Director: Susan E. Engel             Management  For           Voted - For
1F) Election of Director: Enrique Hernandez, Jr.     Management  For           Voted - For
1G) Election of Director: Donald M. James            Management  For           Voted - For
1H) Election of Director: Cynthia H. Milligan        Management  For           Voted - For
1I) Election of Director: Federico F. Pena           Management  For           Voted - For
1J) Election of Director: Howard V. Richardson       Management  For           Voted - For
1K) Election of Director: Judith M. Runstad          Management  For           Voted - For
1L) Election of Director: Stephen W. Sanger          Management  For           Voted - For
1M) Election of Director: John G. Stumpf             Management  For           Voted - For
1N) Election of Director: Susan G. Swenson           Management  For           Voted - For
2   Advisory Resolution to Approve Executive
    Compensation.                                    Management  For           Voted - For


861




                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Proposal to Approve the Company's Amended and
    Restated Long-term Incentive Compensation Plan.     Management  For           Voted - For
4   Proposal to Ratify the Appointment of KPMG LLP As
    the Company's Independent Registered Public
    Accounting Firm for 2013.                           Management  For           Voted - For
5   Stockholder Proposal to Adopt A Policy Requiring an
    Independent Chairman.                               Shareholder Against       Voted - For
6   Stockholder Proposal to Provide A Report on the
    Company's Lobbying Policies and Practices.          Shareholder Against       Voted - Against
7   Stockholder Proposal to Review and Report on
    Internal Controls Over the Company's Mortgage
    Servicing and Foreclosure Practices.                Shareholder Against       Voted - Against
WILMAR INTERNATIONAL LTD
CUSIP: Y9586L109
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Audited Accounts for the
    Year Ended 31 December 2012 and the Reports of the
    Directors and Auditors Thereon                      Management  For           Voted - For
2   To Approve the Payment of A Proposed Final Tax
    Exempt (one-tier) Dividend of Sgd 0.03 Per Ordinary
    Share for the Year Ended 31 December 2012           Management  For           Voted - For
3   To Approve the Payment of Directors' Fees of Sgd
    605,000 for the Year Ended 31 December 2012 (2011:
    Sgd 605,000)                                        Management  For           Voted - For
4   To Re-elect the Following Director: Mr Kuok Khoon
    Chen (retiring by Rotation Under Article 99)        Management  For           Voted - For
5   To Re-elect the Following Director: Mr Kuok Khoon
    Ean (retiring by Rotation Under Article 99)         Management  For           Voted - For
6   To Re-elect the Following Director: Mr Martua
    Sitorus (retiring by Rotation Under Article 99)     Management  For           Voted - For
7   To Re-elect the Following Director: Mr Juan Ricardo
    Luciano (retiring Under Article 100)                Management  For           Voted - For
8   To Re-appoint, Pursuant to Section 153(6) of the
    Companies Act, Chapter 50 of Singapore ("act"), Mr
    Yeo Teng Yang, Who Will be Retiring Under Section
    153 of the Act, to Hold Office from the Date of
    This Annual General Meeting Until the Next Annual
    General Meeting                                     Management  For           Voted - For
9   To Re-appoint Ernst & Young LLP As Auditors of the
    Company and to Authorise the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
10  Renewal of Mandate for Interested Person
    Transactions                                        Management  For           Voted - For
11  Authority to Issue and Allot Shares in the Capital
    of the Company                                      Management  For           Voted - For
12  Authority to Grant Options and Issue and Allot
    Shares Under Wilmar Executives Share Option Scheme
    2009                                                Management  For           Voted - For
Meeting Date: 25-Apr-13 Meeting Type: ExtraOrdinary General Meeting
1   Proposed Renewal of Share Purchase Mandate          Management  For           Voted - For
                                                        862





                        GLOBAL X PERMANENT ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
XSTRATA PLC, LONDON
CUSIP: G9826T102
Meeting Date: 12-Jul-12 Meeting Type: Ordinary General Meeting
    Please Note That This is an Information Meeting.
    Should You Wish to Attend-the Meeting Personally,
    You May Apply for an Entrance Card by Contacting
    Your-client Representative. Thank You               Non-Voting                Non-Voting
    Please Note That the Decision of Adjournment Will
    be Made at the Meeting.-thank You                   Non-Voting                Non-Voting
1   Any Other Business                                  Non-Voting                Non-Voting
Meeting Date: 07-Sep-12 Meeting Type: Court Meeting
    Please Note That Abstain is Not A Valid Vote Option
    for This Meeting Type. Ple-ase Choose Between "for"
    and "against" Only. Should You Choose to Vote
    Abstain-for This Meeting Then Your Vote Will be
    Disregarded by the Issuer Or Issuers-agent.         Non-Voting                Non-Voting
1   For the Purpose of Considering And, If Thought Fit,
    Approving, with Or Without Modification, the Scheme
    Referred to in the Notice Convening the Court
    Meeting                                             Management  For           Voted - Against
Meeting Date: 07-Sep-12 Meeting Type: Ordinary General Meeting
1   That, Subject to and Conditional Upon the Passing
    of Resolution 2 Set Out in the Notice of the New
    Xstrata General Meeting, for the Purposes of Giving
    Effect to the Scheme: (a) the Directors of the
    Company be Authorised to Take All Such Actions As
    They May Consider Necessary Or Appropriate for
    Carrying the Scheme Into Full Effect; (b) the
    Re-classification of the Ordinary Shares of the
    Company and the Reduction of Capital (including Any
    Reversals Or Contingencies Associated Therewith) be
    Approved; (c) the Capitalisation of the Reserve
    Arising from the Reduction of Capital in Paying Up
    the New Xstrata Shares to be Allotted to Glencore
    International PLC (or Its Nominee(s)) be Approved;
    (d) the Directors of the Company be Authorised to
    Allot the New Xstrata Shares to Glencore
    International PLC (or Its Nominee(s)) As Referred
    to in Paragraph (c) Above; and (e) the Amendments
    to the Articles of Association of the Company be
    Approved                                            Management  For           Voted - Against
2   That, Subject to and Conditional Upon the Passing
    of Resolution 1 Set Out in the Notice of the New
    Xstrata General Meeting and the Passing of the
    Resolution Set Out in the Notice of the Court
    Meeting: 2.1 the Amended Management Incentive
    Arrangements, As Defined in the Supplementary
    Circular, be Approved and the Directors of the
    Company be Authorised to Do Or Procure to be Done
    All Such Acts and Things on Behalf of the Company
    As They Consider Necessary Or Expedient for the
    Purpose of Giving Effect to Such Arrangements; and
    2.2 the New Xstrata 2012 Plan, As Defined in the


863




                        GLOBAL X PERMANENT ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Supplementary Circular, be Adopted and That the
    Directors of the Company be Authorised to Do Or
    Procure to be Done All Such Acts and Things on
    Behalf of the Company As They Consider Necessary Or
    Expedient for the Purpose of Giving Effect to the
    New Xstrata 2012 Plan                            Management  For           Voted - Against
Meeting Date: 20-Nov-12 Meeting Type: Court Meeting
    Please Note That Abstain is Not A Valid Vote Option
    for This Meeting Type. Ple-ase Choose Between "for"
    and "against" Only. Should You Choose to Vote
    Abstain-for This Meeting Then Your Vote Will be
    Disregarded by the Issuer Or Issuers-agent.      Non-Voting                Non-Voting
1   To Approve the Said New Scheme Subject to the
    Revised Management Incentive Arrangements
    Resolution to be Proposed at the Further Xstrata
    General Meeting Being Passed                     Management  For           Voted - For
2   Please Note That This is A Shareholders' Proposal:
    to Approve the Said New Scheme Subject to the
    Revised Management Incentive Arrangements
    Resolution to be Proposed at the Further Xstrata
    General Meeting Not Being Passed                 Shareholder Against       Voted - For
Meeting Date: 20-Nov-12 Meeting Type: Ordinary General Meeting
1   That, for the Purposes of Giving Effect to the New
    Scheme:(a) the Directors of the Company be
    Authorised to Take All Such Actions As They May
    Consider Necessary Or Appropriate for Carrying the
    New Scheme Into Full Effect; (b) the Re-
    Classification of the Ordinary Shares of the
    Company and the Reduction of Capital (including Any
    Reversals Or Contingencies Associated Therewith) be
    Approved; (c) the Capitalisation of the Reserve
    Arising from the Reduction of Capital in Paying Up
    the Further Xstrata Shares to be Allotted to
    Glencore International PLC (or Its Nominee(s)) be
    Approved; (d) the Directors of the Company be
    Authorised to Allot the New Xstrata Shares to
    Glencore International PLC (or Its Nominee(s)) As
    Referred to in Paragraph (c) Above; and (e) the
    Amendments to the Articles of Association of the
    Company be Approved                              Management  For           Voted - For
2   That: 2.1 the Revised Management Incentive
    Arrangements, As Defined in the New Scheme
    Circular, be Approved and the Directors of the
    Company be Authorised to Do Or Procure to be Done
    All Such Acts and Things on Behalf of the Company
    As They Consider Necessary Or Expedient for the
    Purpose of Giving Effect to Such Arrangements; and
    2.2 the Revised New Xstrata 2012 Plan, As Defined
    in the New Scheme Circular, be Adopted and That the
    Directors of the Company be Authorised to Do Or
    Procure to be Done All Such Acts and Things on
    Behalf of the Company As They Consider Necessary
    Or Expedient for the Purpose of Giving Effect to
    the Revised New Xstrata 2012 Plan                Management  For           Voted - Against
                                                     864





                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AFRICAN BARRICK GOLD LIMITED, LONDON
CUSIP: G0128R100
Meeting Date: 18-Apr-13 Meeting Type: Annual General Meeting
1   That the Audited Annual Accounts for the Company
    for the Financial Year Ended 31 December 2012,
    Together with the Directors' Report and the
    Auditors' Reports Thereon be Received, Adopted and
    Approved                                             Management  For           Voted - For
2   That the Directors' Remuneration Report for the
    Financial Year Ended 31 December 2012 be Approved    Management  For           Voted - Against
3   That A Final Dividend of Us12.3 Cents Per Ordinary
    Share, for the Year Ended 31 December 2012, be
    Approved                                             Management  For           Voted - For
4   That Kelvin Dushnisky be Elected As A Director of
    the Company                                          Management  For           Voted - For
5   That Gregory ('greg') Hawkins be Re-elected As A
    Director of the Company                              Management  For           Voted - For
6   That Ambassador Juma V. Mwapachu be Re- Elected As
    A Director of the Company                            Management  For           Voted - For
7   That Andre Falzon be Re-elected As A Director of
    the Company                                          Management  For           Voted - For
8   That Stephen Galbraith be Re-elected As A Director
    of the Company                                       Management  For           Voted - For
9   That David Hodgson be Re-elected As A Director of
    the Company                                          Management  For           Voted - For
10  That Michael Kenyon be Re-elected As A Director of
    the Company                                          Management  For           Voted - For
11  That Richard ('rick') Mccreary be Elected As A
    Director of the Company                              Management  For           Voted - For
12  That PricewaterhouseCoopers LLP be Re- Appointed As
    Auditors of the Company                              Management  For           Voted - For
13  That the Audit Committee of the Company be
    Authorised to Agree the Remuneration of the Auditors Management  For           Voted - For
14  That the Directors of the Company be Authorised to
    Allot Shares in the Company                          Management  For           Voted - For
15  That the Directors of the Company be Empowered to
    Allot Equity Securities for Cash                     Management  For           Voted - For
16  That the Company be Authorised to Make Market
    Purchases of Ordinary Shares                         Management  For           Voted - For
17  That A General Meeting Other Than an Annual General
    Meeting May be Called on Not Less Than 14 Clear
    Days' Notice                                         Management  For           Voted - Against
ALACER GOLD CORP
CUSIP: 010679108
Meeting Date: 11-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.1 to 1.7 and 2". Thank You.                       Non-Voting                Non-Voting
                                                         865





                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.1 Election of Director: Timothy J. Haddon             Management  For           Voted - For
1.2 Election of Director: David F. Quinlivan            Management  For           Voted - For
1.3 Election of Director: Jan A. Castro                 Management  For           Voted - For
1.4 Election of Director: Stephanie J. Unwin            Management  For           Voted - For
1.5 Election of Director: Edward C. Dowling, Jr         Management  For           Voted - For
1.6 Election of Director: Rohan I. Williams             Management  For           Voted - For
1.7 Election of Director: Richard P. Graff              Management  For           Voted - For
2   To Appoint PricewaterhouseCoopers LLP As Auditors
    and to Authorize the Directors to Fix the
    Remuneration to be Paid to Them                     Management  For           Voted - For
3   The Resolution Ratifying, Confirming and Approving
    the Adoption of the Amended and Restated
    Shareholder Rights Plan Agreement, A Copy of Which
    is Set Forth in the Accompanying Management
    Information Circular of the Corporation             Management  For           Voted - For
ALAMOS GOLD INC
CUSIP: 011527108
Meeting Date: 06-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1" and
    'in Favor' Or 'abstain' Only for
    Resolutions-numbers "2.1 to 2.6 and 3". Thank You.  Non-Voting                Non-Voting
1   To Set the Number of Directors at Six               Management  For           Voted - For
2.1 Election of Director: Mark Wayne                    Management  For           Voted - For
2.2 Election of Director: John A. Mccluskey             Management  For           Voted - For
2.3 Election of Director: Kenneth Stowe                 Management  For           Voted - For
2.4 Election of Director: David Gower                   Management  For           Voted - For
2.5 Election of Director: Paul J. Murphy                Management  For           Voted - For
2.6 Election of Director: Anthony Garson                Management  For           Voted - For
3   Appointment of Ernst & Young LLP As Auditors of the
    Company for the Ensuing Year and Authorizing the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
ANGLOGOLD ASHANTI LIMITED
CUSIP: 035128206 TICKER: AU
Meeting Date: 11-Mar-13 Meeting Type: Special
O1. Amendments to the Rules of the Anglogold Ashanti
    Limited Long Term Incentive Plan 2005               Management  For           Voted - For
O2. Amendments to the Rules of the Anglogold Ashanti
    Limited Bonus Share Plan 2005                       Management  For           Voted - For
O3. Authority to Directors and Company Secretary to
    Implement Resolutions 1 to 2                        Management  For           Voted - For
Meeting Date: 27-Mar-13 Meeting Type: Special
S1. Approval of A New Memorandum of Incorporation for
    Anglogold Ashanti Limited                           Management  For           Voted - For
O2. Authority to Directors and Company Secretary to
    Implement Resolution 1                              Management  For           Voted - For
                                                        866





                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 13-May-13 Meeting Type: Annual
O1  Re-appointment of Ernst & Young Inc. As Auditors of
    the Company                                         Management  For           Voted - For
O2  Election of Mr Mj Kirkwood As A Director            Management  For           Voted - For
O3  Election of Mr Am O'neill As A Director             Management  For           Voted - For
O4  Re-election of Mr S Venkatakrishnan As A Director   Management  For           Voted - For
O5  Appointment of Prof Lw Nkuhlu As A Member of the
    Audit and Corporate Governance Committee of the
    Company                                             Management  For           Voted - For
O6  Appointment of Mr Mj Kirkwood As A Member of the
    Audit and Corporate Governance Committee of the
    Company                                             Management  For           Voted - For
O7  Appointment of Mr R Gasant As A Member of the Audit
    and Corporate Governance Committee of the Company   Management  For           Voted - For
O8  Appointment of Ms Np January-bardill As A Member of
    the Audit and Corporate Governance Committee of the
    Company                                             Management  For           Voted - For
O9  General Authority to Directors to Allot and Issue
    Ordinary Shares                                     Management  For           Voted - For
O10 General Authority to Directors to Issue for Cash,
    Those Ordinary Shares Placed Under the Control of
    the Directors in Terms of Ordinary Resolution
    Number 9                                            Management  For           Voted - For
11  Endorsement of the Anglogold Ashanti Remuneration
    Policy                                              Management  For           Voted - For
S1  Increase in Non-executive Directors' Fees           Management  For           Voted - For
S2  Increase in Non-executive Directors' Committee Fees Management  For           Voted - For
S3  Acquisition of Company's Shares                     Management  For           Voted - For
S4  Approval to Grant Financial Assistance in Terms of
    Sections 44 and 45                                  Management  For           Voted - For
ARGONAUT GOLD INC, TORONTO, ON
CUSIP: 04016A101
Meeting Date: 07-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "1.1 to 1.7 and 2". Thank You.              Non-Voting                Non-Voting
1.1 Election of Director: Peter C. Dougherty            Management  For           Voted - For
1.2 Election of Director: Brian J. Kennedy              Management  For           Voted - For
1.3 Election of Director: James E. Kofman               Management  For           Voted - For
1.4 Election of Director: Christopher R. Lattanzi       Management  For           Voted - For
1.5 Election of Director: Peter Mordaunt                Management  For           Voted - For
1.6 Election of Director: Dale C. Peniuk                Management  For           Voted - For
1.7 Election of Director: David H. Watkins              Management  For           Voted - For
2   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants, As Auditors of the Company
    and the Authorization of the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
3   To Pass A Resolution to Confirm and Ratify an
    Amendment to the General By-law No. 1, As More
                                                        867





                         GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Particularly Described in the Accompanying
    Management Information Circular                     Management  For           Voted - For
4   To Confirm and Reauthorize the Company's 2010 Share
    Incentive Plan, As More Particularly Described in
    the Accompanying Management Information Circular    Management  For           Voted - For
AURIZON MINES LTD, VANCOUVER BC
CUSIP: 05155P106
Meeting Date: 07-Mar-13  Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
1   The Rights Plan Resolution Described in the
    Management Information Circular Accompanying the
    Notice of Meeting Ratifying and Confirming the
    Adoption by the Board of Directors of the
    Shareholder Rights Plan Dated January 22, 2013      Management  For           Voted - For
Meeting Date: 09-May-13  Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolution 1.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That This Meeting Mentions Dissenter's
    Rights, Please Refer To-the Management Information
    Circular for Details                                Non-Voting                Non-Voting
1   To Approve an Arrangement Under the Provisions of
    Division 5 of Part 9 of the Business Corporations
    Act (british Columbia) Involving the Company, Its
    Securityholders, 0963708 B.c. Ltd. and Hecla Mining
    Company, As More Fully Set Out in Appendix A of the
    Accompanying Management Information Proxy Circular
    of the Company Dated April 10, 2013                 Management  For           Voted - For
B2GOLD CORP, VANCOUVER BC
CUSIP: 11777Q209
Meeting Date: 20-Dec-12  Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1". Thank
    You.                                                Non-Voting                Non-Voting
1   To Consider And, If Deemed Appropriate, to Pass,
    with Or Without Variation, the Resolutions Set
    Forth in Schedule A to the Accompanying Management
    Information Circular Approving the Issuance of
    Shares of B2gold Corp. in Connection with the
    Acquisition of All of the Issued and Outstanding
    Securities of Cga Mining Limited Under an
    Australian Scheme of Arrangement, As More
    Particularly Described in the Accompanying
    Management Information Circular                     Management  For           Voted - For


868




                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 14-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1" and 'in
    Favor' Or 'abstain' Only for Resolution Numbers
    "2.1-to 2.8 and 3". Thank You.                       Non-Voting                Non-Voting
1   To Set the Number of Directors at 8                  Management  For           Voted - For
2.1 Election of Director: Clive Johnson                  Management  For           Voted - For
2.2 Election of Director: Robert Cross                   Management  For           Voted - For
2.3 Election of Director: Robert Gayton                  Management  For           Voted - For
2.4 Election of Director: Barry Rayment                  Management  For           Voted - For
2.5 Election of Director: Jerry Korpan                   Management  For           Voted - For
2.6 Election of Director: John IVany                     Management  For           Voted - For
2.7 Election of Director: Bongani Mtshisi                Management  For           Voted - For
2.8 Election of Director: Michael Carrick                Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration              Management  For           Voted - For
CENTAMIN PLC, ST HELIER
CUSIP: G2055Q105
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Company's Annual Accounts
    for the Financial Year Ended 31 December 2012
    Together with the Directors' Report and the
    Auditor's Report on Those Accounts                   Management  For           Voted - For
2   To Receive and Approve the Directors' Remuneration
    Report (which Forms Part of the Directors' Report)
    for the Financial Year Ended 31 December 2012        Management  For           Voted - Against
3.1 To Re-elect Josef El-raghy, Who Retires in
    Accordance with Article 33 of the Company's
    Articles of Association (the "articles") And, Being
    Eligible, Offers Himself for Re-election As Director Management  For           Voted - For
3.2 To Re-elect Trevor Schultz, Who Retires in
    Accordance with Article 33 of the Company's
    Articles of Association (the "articles") And, Being
    Eligible, Offers Himself for Re-election As Director Management  For           Voted - For
3.3 To Re-elect Gordon Edward Haslam, Who Retires in
    Accordance with Article 33 of the Company's
    Articles of Association (the "articles") And, Being
    Eligible, Offers Himself for Re-election As Director Management  For           Voted - For
3.4 To Re-elect Professor G. Robert Bowker, Who Retires
    in Accordance with Article 33 of the Company's
    Articles of Association (the "articles") And, Being
    Eligible, Offers Himself for Re-election As Director Management  For           Voted - For
3.5 To Re-elect Mark Arnesen, Who Retires in Accordance
    with Article 33 of the Company's Articles of
    Association (the "articles") And, Being Eligible,
    Offers Himself for Re-election As Director           Management  For           Voted - For
3.6 To Re-elect Mark Bankes, Who Retires in Accordance
    with Article 33 of the Company's Articles of


869




                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Association (the "articles") And, Being Eligible,
     Offers Himself for Re-election As Director           Management  For           Voted - For
3.7  To Re-elect Kevin Tomlinson, Who Retires in
     Accordance with Article 33 of the Company's
     Articles of Association (the "articles") And, Being
     Eligible, Offers Himself for Re-election As Director Management  For           Voted - For
4.1  To Re-appoint Deloitte LLP As the Company's
     Auditors to Hold Office from the Conclusion of This
     Meeting Until the Conclusion of the Next Annual
     General Meeting at Which Accounts are Laid Before
     the Company                                          Management  For           Voted - For
4.2  To Authorise the Directors to Agree the
     Remuneration of the Auditors                         Management  For           Voted - For
5    To Increase the Maximum Aggregate Amount of Fees
     Payable to Directors to Gbp 600,000                  Management  For           Voted - For
6    To Authorize the Directors to Allot Relevant
     Securities                                           Management  For           Voted - For
7    To Display the Pre-emptive Rights Under the
     Company's Articles in Respect of the Allotment of
     Equity Securities for Cash                           Management  For           Voted - For
8    To Authorize the Company to Make Market Purchases
     of Its Own Shares                                    Management  For           Voted - For
CENTERRA GOLD INC, TORONTO ON
CUSIP: 152006102
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'abstain'- Only for Resolutions "1.1
     to 1.10 and 2". Thank You.                           Non-Voting                Non-Voting
1.1  Election of Director : Ian Atkinson                  Management  For           Voted - For
1.2  Election of Director : Richard W. Connor             Management  For           Voted - For
1.3  Election of Director : Raphael A. Girard             Management  For           Voted - For
1.4  Election of Director : Karybek U. Ibraev             Management  For           Voted - For
1.5  Election of Director : Stephen A. Lang               Management  For           Voted - For
1.6  Election of Director : John W. Lill                  Management  For           Voted - For
1.7  Election of Director : Amangeldy M. Muraliev         Management  For           Voted - For
1.8  Election of Director : Sheryl K. Pressler            Management  For           Voted - For
1.9  Election of Director : Terry V. Rogers               Management  For           Voted - For
1.10 Election of Director : Bruce V. Walter               Management  For           Voted - For
2    To Approve the Appointment of KPMG LLP As the
     Auditors of the Corporation for the Ensuing Year
     and to Authorize the Directors of the Corporation
     to Fix the Remuneration to be Paid to the Auditors   Management  For           Voted - For
3    To Vote at the Discretion of the Proxyholder on Any
     Amendments Or Variations to the Foregoing and on
     Any Other Matters (other Than Matters Which are to
     Come Before the Meeting and Which are the Subject
     of Another Proxy Executed by the Undersigned) Which
     May Properly Come Before the Meeting Or Any
     Postponement Or Adjournment Thereof                  Management  For           Voted - Against


870




                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
DETOUR GOLD CORPORATION, TORONTO ON
CUSIP: 250669108
Meeting Date: 09-May-13 Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolutions "3, 4
     and 5" and 'in Favor' Or 'abstain' Only
     For-resolution Numbers "1.1 to 1.10 and 2". Thank
     You.                                                Non-Voting                Non-Voting
1.1  Election of Director: Peter E. Crossgrove           Management  For           Voted - For
1.2  Election of Director: Louis Dionne                  Management  For           Voted - For
1.3  Election of Director: Robert E. Doyle               Management  For           Voted - For
1.4  Election of Director: Andre Falzon                  Management  For           Voted - For
1.5  Election of Director: Ingrid J. Hibbard             Management  For           Voted - For
1.6  Election of Director: J. Michael Kenyon             Management  For           Voted - Against
1.7  Election of Director: Alex G. Morrison              Management  For           Voted - For
1.8  Election of Director: Gerald S. Panneton            Management  For           Voted - For
1.9  Election of Director: Jonathan Rubenstein           Management  For           Voted - For
1.10 Election of Director: Graham Wozniak                Management  For           Voted - For
2    Appoint KPMG LLP As Auditors of the Corporation for
     the Ensuing Year and Authorize the Directors to Fix
     Their Remuneration                                  Management  For           Voted - For
3    Ratify the Corporation's Amended and Restated
     By-laws                                             Management  For           Voted - For
4    Approve an Amendment to the Corporation's Articles
     to Increase the Maximum Number of Directors of the
     Corporation from 10 to 16                           Management  For           Voted - For
5    Approve the Corporation's Amended and Restated
     Share Option Plan                                   Management  For           Voted - For
ELDORADO GOLD CORP, VANCOUVER BC
CUSIP: 284902103
Meeting Date: 02-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolution "3" and
     'in Favor' Or 'abstain' Only for Resolution-numbers
     "1.1 to 1.9 and 2". Thank You.                      Non-Voting                Non-Voting
1.1  Elect the Director: K. Ross Cory                    Management  For           Voted - For
1.2  Elect the Director: Robert R. Gilmore               Management  For           Voted - For
1.3  Elect the Director: Geoffrey A. Handley             Management  For           Voted - For
1.4  Elect the Director: Wayne D. Lenton                 Management  For           Voted - For
1.5  Elect the Director: Michael A. Price                Management  For           Voted - For
1.6  Elect the Director: Steven P. Reid                  Management  For           Voted - For
1.7  Elect the Director: Jonathan A. Rubenstein          Management  For           Voted - For
1.8  Elect the Director: Donald M. Shumka                Management  For           Voted - For
1.9  Elect the Director: Paul N. Wright                  Management  For           Voted - For
2    Appoint KPMG LLP As the Independent Auditor         Management  For           Voted - For
3    Authorize the Directors to Set the Auditor's Pay,
     If KPMG is Re-appointed As the Independent Auditor  Management  For           Voted - For


871




                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GOLD FIELDS LIMITED
CUSIP: 38059T106 TICKER: GFI
Meeting Date: 09-May-13 Meeting Type: Annual
O1  Re-appointment of Auditors: KPMG Inc.               Management  For           Voted - For
O2  Re-election of A Director: Mr Dn Murray             Management  For           Voted - For
O3  Re-election of A Director: Mr Dmj Ncube             Management  For           Voted - For
O4  Re-election of A Director: Mr Rl Pennant-rea        Management  For           Voted - For
O5  Re-election of A Director: Ms Gm Wilson             Management  For           Voted - For
O6  Re-election of A Member and Chair of the Audit
    Committee: Ms Gm Wilson                             Management  For           Voted - For
O7  Re-election of A Member of the Audit Committee: Mr
    Rp Menell                                           Management  For           Voted - For
O8  Re-election of A Member of the Audit Committee: Mr
    Dmj Ncube                                           Management  For           Voted - For
O9  Re-election of A Member of the Audit Committee: Mr
    Rl Pennant-rea                                      Management  For           Voted - For
O10 Approval for the Issue of Authorised But Unissued
    Ordinary Shares                                     Management  For           Voted - For
O11 Approval for the Issuing of Equity Securities for
    Cash                                                Management  For           Voted - For
O12 Advisory Endorsement of the Remuneration Policy     Management  For           Voted - For
S1  Approval for the Remuneration of Non-executive
    Directors                                           Management  For           Voted - For
S2  Approval for the Company to Grant Financial
    Assistance in Terms of Section 44 and 45 of the Act Management  For           Voted - For
S3  Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S4  Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S5  Approval of Amendments to the Existing Memorandum
    of Incorporation                                    Management  For           Voted - For
S6  Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S7  Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S8  Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S9  Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S10 Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S11 Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S12 Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S13 Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S14 Approval of Amendment to the Existing Memorandum of
    Incorporation                                       Management  For           Voted - For
S15 Amendment to Schedule 1 to the Memorandum of
    Incorporation                                       Management  For           Voted - For


872




                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
S16  Acquisition of the Company's Own Shares             Management  For           Voted - For
HARMONY GOLD MINING COMPANY LIMITED
CUSIP: 413216300 TICKER: HMY
Meeting Date: 28-Nov-12 Meeting Type: Annual
O1   To Re-elect Fikile De Buck As A Director            Management  For           Voted - For
O2   To Re-elect Simo Lushaba As A Director              Management  For           Voted - For
O3   To Re-elect Modise Motloba As A Director            Management  For           Voted - For
O4   To Re-elect Patrice Motsepe As A Director           Management  For           Voted - For
O5   To Elect Fikile De Buck As A Member of the Audit
     Committee                                           Management  For           Voted - For
O6   To Elect Simo Lushaba As A Member of the Audit
     Committee                                           Management  For           Voted - For
O7   To Elect Modise Motloba As A Member of the Audit
     Committee                                           Management  For           Voted - For
O8   To Elect John Wetton As A Member of the Audit
     Committee                                           Management  For           Voted - For
O9   To Re-appoint the External Auditors                 Management  For           Voted - For
O10  To Approve the Remuneration Policy                  Management  For           Voted - For
O11  To Authorise the Issue of Shares                    Management  For           Voted - For
O12  To Amend the Broad-based Employee Share Ownership
     Plan                                                Management  For           Voted - For
S13  To Approve Non-executive Directors' Remuneration    Management  For           Voted - For
S14  To Adopt A New Memorandum of Incorporation          Management  For           Voted - For
KINROSS GOLD CORP, TORONTO ON
CUSIP: 496902404
Meeting Date: 08-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolution "3" and
     'in Favor' Or 'abstain' Only for Resolution-numbers
     "1.1 to 1.12 and 2". Thank You.                     Non-Voting                Non-Voting
1.1  Election of Director: John A. Brough                Management  For           Voted - For
1.2  Election of Director: John K. Carrington            Management  For           Voted - For
1.3  Election of Director: John M.h. Huxley              Management  For           Voted - For
1.4  Election of Director: Kenneth C. Irving             Management  For           Voted - For
1.5  Election of Director: John A. Keyes                 Management  For           Voted - For
1.6  Election of Director: John A. Macken                Management  For           Voted - For
1.7  Election of Director: Catherine Mcleod-seltzer      Management  For           Voted - For
1.8  Election of Director: John E. Oliver                Management  For           Voted - For
1.9  Election of Director: Una M. Power                  Management  For           Voted - For
1.10 Election of Director: Terence C.w. Reid             Management  For           Voted - For
1.11 Election of Director: J. Paul Rollinson             Management  For           Voted - For
1.12 Election of Director: Ruth G. Woods                 Management  For           Voted - For
2    To Approve the Appointment of KPMG LLP, Chartered
     Accountants, As Auditors of the Company for the
     Ensuing Year and to Authorize the Directors to Fix
     Their Remuneration                                  Management  For           Voted - For


873




                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Consider, and If Deemed Appropriate, to Pass, an
    Advisory Resolution on Kinross' Approach to
    Executive Compensation                               Management  For           Voted - Against
KIRKLAND LAKE GOLD INC, KIRKLAND LAKE ON
CUSIP: 49740P106
Meeting Date: 24-Oct-12 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.8 and 3". Thank You.               Non-Voting                Non-Voting
    Please Note That Resolution 4 is to be Approved by
    Disinterested- Shareholders. Thank You.              Non-Voting                Non-Voting
1   Set the Number of Directors at Eight                 Management  For           Voted - For
2.1 Election of Director: Bayley, Brian E.               Management  For           Voted - For
2.2 Election of Director: Dobson, D. Harry W.            Management  For           Voted - For
2.3 Election of Director: Gabriel, Trevor M.             Management  For           Voted - For
2.4 Election of Director: Hinchcliffe, Brian A.          Management  For           Voted - For
2.5 Election of Director: Klessig, Pamela J.             Management  For           Voted - For
2.6 Election of Director: Tessier, Mark S.               Management  For           Voted - For
2.7 Election of Director: Thomson, John S.               Management  For           Voted - For
2.8 Election of Director: Whittaker, Dawn P.             Management  For           Voted - For
3   Appointment of Kmpg LLP, Chartered Accountants, As
    Auditor of the Corporation for the Ensuing Year and
    Authorizing the Directors to Approve the Auditor's
    Remuneration                                         Management  For           Voted - For
4   Approving All Unallocated Options Under the
    Company's Stock Option Plan (the "plan") and
    Authorizing the Company to Continue Granting
    Options Under the Plan Until October 24, 2015, the
    Day That is Three Years from the Date of the Meeting Management  For           Voted - For
KOZA ALTIN IZLETMELERI A.S., IZMIR
CUSIP: M63730101
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: Power of
    Attorney (poa) Requirments-vary by Custodian.
    Global Custodians May Have A Poa in Place Which
    Would-eliminate the Need for the Individual
    Beneficial Owner Poa. in the Absence Of-this
    Arrangement, an Individual Beneficial Owner Poa May
    be Required. If You- Have Any Questions Please
    Contact Your Client Service Representative.
    Thank-you.                                           Non-Voting                Non-Voting
1   Opening, Election of the Presidency Board and
    Authorization of the Presidency Board to Sign the
    Meeting Minutes                                      Management  For           Voted - For
2   Approval of the Annual Report                        Management  For           Voted - For
3   Reading of Audit Reports                             Management  For           Voted - For
4   Reading and Approval of the Financial Reports        Management  For           Voted - For


874




                            GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Release of the Board                                Management  For           Voted - For
6   Release of the Auditors                             Management  For           Voted - For
7   Informing the Shareholders About Dividend Policy    Management  For           Voted - For
8   Discussion of the Profit Distribution Proposal Made
    by the Board                                        Management  For           Voted - For
9   Approval of the Amendment to Articles
    3,4,6,7.1,7.2,10,11,12,13, 14,15,16 and 17 of
    Articles of Association of the Company              Management  For           Voted - For
10  Election of the Board and Auditors and
    Determination of the Their Term of Office           Management  For           Voted - For
11  Informing the Shareholders About Wage Paid to
    Senior Managements                                  Management  For           Voted - For
12  Determination of the Monthly Wage for the Board     Management  For           Voted - Against
13  Approval of the Independent Audit Firm              Management  For           Voted - For
14  Discussion of the Internal Policy Regarding Acting
    of Board                                            Management  For           Voted - For
15  Informing the Shareholders About Information Policy
    of the Company                                      Management  For           Voted - For
16  Informing the Shareholders About Donations and
    Determination of the Donation Limit                 Management  For           Voted - For
17  Granting Permission to Board to Carry Out of the
    Transactions Written in Articles 395 and 396 of the
    Turkish Commercial Code                             Management  For           Voted - Against
18  Wishes and Hopes                                    Management  For           Voted - For
MEDUSA MINING LTD
CUSIP: Q59444101
Meeting Date: 15-Nov-12     Meeting Type: Annual General Meeting
1   Re-election of Director - Dr Robert Weinberg        Management  For           Voted - For
2   Disapplication of Pre-emptive Rights                Management  For           Voted - For
3   Adoption of the Remuneration Report                 Management  For           Voted - For
    Voting Exclusions Apply to This Meeting for
    Proposal 3 and Votes Cast by Any I-ndividual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s Will-be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or Expect-to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") on the Releva-nt Proposal Items. by
    Doing So, You Acknowledge That You Have Obtained
    Benefit-or Expect to Obtain Benefit by the Passing
    of the Relevant Proposal/s. by Vot-ing (for Or
    Against) on Proposal (3), You Acknowledge That You
    Have Not Obtain-ed Benefit Neither Expect to Obtain
    Benefit by the Passing of the Relevant Pro-posal/s
    and You Comply with the Voting Exclusion.           Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Comment. If You Have Alr-eady Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Decid-e to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
                                                        875





                           GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
OSISKO MINING CORP
CUSIP: 688278100
Meeting Date: 09-May-13    Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolutions "3, 4,
     5 and 6" and 'in Favor' Or 'abstain' Only
     For-resolution Numbers "1.1 to 1.11 and 2". Thank
     You.                                                Non-Voting                Non-Voting
1.1  Election of Director: Victor H. Bradley             Management  For           Voted - For
1.2  Election of Director: John F. Burzynski             Management  For           Voted - For
1.3  Election of Director: Marcel Cote                   Management  For           Voted - For
1.4  Election of Director: Michele Darling               Management  For           Voted - For
1.5  Election of Director: Joanne Ferstman               Management  For           Voted - For
1.6  Election of Director: Staph Leavenworth Bakali      Management  For           Voted - For
1.7  Election of Director: William A. Mackinnon          Management  For           Voted - For
1.8  Election of Director: Charles E. Page               Management  For           Voted - For
1.9  Election of Director: Sean Roosen                   Management  For           Voted - For
1.10 Election of Director: Gary A. Sugar                 Management  For           Voted - For
1.11 Election of Director: Serge Vezina                  Management  For           Voted - For
2    Appointment of PricewaterhouseCoopers LLP As
     Independent Auditors and Authorizing Directors to
     Fix Their Remuneration                              Management  For           Voted - For
3    Special Resolution to Apply for A Certificate of
     Amendment of the Articles of the Corporation        Management  For           Voted - For
4    Ratifying the Continued Existence of the
     Shareholder Rights Plan                             Management  For           Voted - For
5    Ratifying By-law 2012-1 Regarding an Advance Notice
     Provision                                           Management  For           Voted - For
6    Advisory Vote on Executive Compensation             Management  For           Voted - Against
PERSEUS MINING LTD
CUSIP: Q74174105
Meeting Date: 23-Nov-12    Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
     Proposals 1 and 4 to 7 and Votes-cast by Any
     Individual Or Related Party Who Benefit from the
     Passing of The-proposal/s Will be Disregarded by
     the Company. Hence, If You Have Obtained-benefit Or
     Expect to Obtain Future Benefit You Should Not Vote
     (or Vote-"abstain") on the Relevant Proposal Items.
     by Doing So, You Acknowledge That-you Have Obtained
     Benefit Or Expect to Obtain Benefit by the Passing
     of The- Relevant Proposal/s. by Voting (for Or
     Against) on Proposals (1 and 4 to 7),-you
     Acknowledge That You Have Not Obtained Benefit
     Neither Expect to Obtain-benefit by the Passing of
     the Relevant Proposal/s and You Comply with
     The-voting Exclusion.                               Non-Voting                Non-Voting
1    Adoption of Remuneration Report                     Management  For           Voted - For
2    Re-election of Director, Rhett Brans                Management  For           Voted - For
                                                         876





                         GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Re-election of Director, Sean Harvey                Management  For           Voted - For
4   Approval of Performance Rights Plan                 Management  For           Voted - For
5   Issue of Performance Rights to Mark Calderwood      Management  For           Voted - For
6   Issue of Performance Rights to Colin Carson         Management  For           Voted - For
7   Issue of Performance Rights to Rhett Brans          Management  For           Voted - For
PETROPAVLOVSK PLC
CUSIP: G7053A101
Meeting Date: 07-Mar-13  Meeting Type: Ordinary General Meeting
1   That the Proposed Issue by Irc Of: (i) Up to
    1,962,500,000 New Shares of Irc (irc Shares) and
    the Related Transactions (the Transaction) on the
    Terms and Subject to the Conditions of the General
    Nice Subscription Agreement and Minmetals
    Cheerglory Subscription Agreement Each As Defined
    and Described in the Circular to Shareholders of
    the Company Dated 18 February 2013 of Which This
    Notice Forms Part (the Circular), and (ii) If
    1,962,500,000 Irc Shares are Not Issued Pursuant to
    the Transaction, Up to the Number of Irc Shares
    Equal to 1,962,500,000 Less the Number of Irc
    Shares Issued Pursuant to the Transaction to Such
    Persons and on Such Terms As Irc May Determine be
    Approved and That Each and Any of the Directors and
    the Secretary of the Company, be Authorised to
    Conclude and Implement the Transaction in
    Accordance Contd                                    Management  For           Voted - For
    Contd with Such Terms and Conditions and the
    Related Documentation and To-make Such Non-
    Material Modifications, Variations, Waivers and
    Extensions Of-any of the Terms of the Transaction
    and be Further Authorised to Approve The-issue of
    Any Such Additional Irc Shares Whose Issue is
    Authorised in (ii)-above                            Non-Voting                Non-Voting
Meeting Date: 11-Jun-13  Meeting Type: Annual General Meeting
1   To Receive and Adopt the Accounts and the Reports
    of the Directors and Auditors Thereon               Management  For           Voted - For
2   To Receive and Approve the Directors' Remuneration
    Report                                              Management  For           Voted - For
3   To Declare A Final Dividend and to Approve the
    Related Arrangements                                Management  For           Voted - For
4   To Re-appoint Deloitte LLP As Auditors of the
    Company                                             Management  For           Voted - For
5   To Authorise the Directors to Determine the
    Remuneration of the Auditors                        Management  For           Voted - For
6   To Re-elect Mr Peter Hambro As A Director of the
    Company                                             Management  For           Voted - For
7   To Re-elect Mr Sergey Ermolenko As A Director of
    the Company                                         Management  For           Voted - Against
8   To Re-elect Mr Andrey Maruta As A Director of the
    Company                                             Management  For           Voted - For
                                                        877





                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9   To Re-elect Dr Alfiya Samokhvalova As A Director of
    the Company                                         Management  For           Voted - For
10  To Re-elect Mr Martin Smith As A Director of the
    Company                                             Management  For           Voted - For
11  To Re-elect Dr Graham Birch As A Director of the
    Company                                             Management  For           Voted - For
12  To Re-elect Ms Rachel English As A Director of the
    Company                                             Management  For           Voted - For
13  To Re-elect Sir Malcolm Field As A Director of the
    Company                                             Management  For           Voted - For
14  To Re-elect Lord Guthrie As A Director of the
    Company                                             Management  For           Voted - For
15  To Re-elect Dr David Humphreys As A Director of the
    Company                                             Management  For           Voted - For
16  To Re-elect Sir Roderic Lyne As A Director of the
    Company                                             Management  For           Voted - For
17  To Re-elect Mr Charles Mcveigh III As A Director of
    the Company                                         Management  For           Voted - For
18  To Authorise the Directors to Allot Shares          Management  For           Voted - For
19  To Disapply Statutory Pre-emption Rights            Management  For           Voted - For
20  To Authorise the Company to Purchase Shares         Management  For           Voted - For
21  To Allow General Meetings to be Called on 14 Clear
    Days' Notice                                        Management  For           Voted - Against
POLYUS GOLD INTERNATIONAL LTD, JERSEY
CUSIP: G7166H100
Meeting Date: 31-May-13 Meeting Type: Annual General Meeting
1   To Receive the Company's Financial Statements and
    the Reports of the Directors and the Auditors for
    the Year Ended 31 December 2012                     Management  For           Voted - For
2   To Approve the Directors Remuneration Report for
    the Year Ended 31 December 2012                     Management  For           Voted - Against
3   To Declare (i) A Final Dividend in the Amount of
    Usd 0.0824 Per Ordinary Share and (ii) A Special
    Dividend in the Amount of Usd 0.0232 Per Ordinary
    Share, Both in Respect of the Financial Year Ended
    31 December, 2012. If Approved, the Final Dividend
    Will be Paid on 7 June 2013 to Those Shareholders
    Who Appeared on the Register of the Company at
    6:00pm (uk Time) on 24 May 2012                     Management  For           Voted - For
4   To Re-elect Adrian Coates As A Director of the
    Company                                             Management  For           Voted - For
5   To Re-elect German Pikhoya As A Director of the
    Company                                             Management  For           Voted - For
6   To Re-elect the Earl of Clanwilliam As A Director
    of the Company                                      Management  For           Voted - For
7   To Re-elect Bruce Buck As A Director of the Company Management  For           Voted - For
8   To Re-elect Kobus Moolman As A Director of the
    Company                                             Management  For           Voted - For
9   To Re-elect Anna Kolonchina As A Director of the
    Company                                             Management  For           Voted - Against
10  To Elect Igor Gorin As A Director of the Company    Management  For           Voted - For
                                                        878





                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
11  To Re-appoint Deloitte LLP As Auditor of the
    Company to Hold Office Until the Conclusion of the
    Next General Meeting at Which Accounts are Laid
    Before the Company                                  Management  For           Voted - For
12  To Authorise the Board to Fix the Amount of the
    Auditors Remuneration                               Management  For           Voted - For
13  To Authorise the Directors to Allot New Equity
    Securities (on the Terms Set Out in Resolution 13)  Management  For           Voted - For
14  To Authorise the Disapplication of Certain Pre-
    Emption Rights (on Terms Set Out in Resolution 14)  Management  For           Voted - For
15  To Authorise the Company to Make on Market Share
    Buy Backs (on the Terms Set Out in Resolution 15)   Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in Resolution 4. If Yo-u Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    Form Unless-you Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
RANDGOLD RESOURCES LIMITED
CUSIP: 752344309 TICKER: GOLD
Meeting Date: 29-Apr-13 Meeting Type: Annual
O1  To Receive and Consider the Audited Financial
    Statements of the Company for the Year Ended 31
    December 2012 Together with the Directors' Reports
    and the Auditors' Report on the Financial
    Statements.                                         Management  For           Voted - For
O2  To Declare A Final Dividend of Us$0.50 Per Ordinary
    Share Recommended by the Directors in Respect of
    the Financial Year Ended 31 December 2012.          Management  For           Voted - For
O3  To Approve the Directors' Remuneration Report for
    the Financial Year Ended 31 December 2012.          Management  For           Voted - For
O4  To Re-elect Philippe Lietard As A Director of the
    Company.                                            Management  For           Voted - For
O5  To Re-elect Mark Bristow As A Director of the
    Company.                                            Management  For           Voted - For
O6  To Re-elect Norborne Cole Jr As A Director of the
    Company.                                            Management  For           Voted - For
O7  To Re-elect Christopher Coleman As A Director of
    the Company.                                        Management  For           Voted - For
O8  To Re-elect Kadri Dagdelen As A Director of the
    Company.                                            Management  For           Voted - For
O9  To Re-elect Jeanine Mabunda Lioko As A Director of
    the Company.                                        Management  For           Voted - For
O10 To Re-elect Graham Shuttleworth As A Director of
    the Company.                                        Management  For           Voted - For
O11 To Re-elect Andrew Quinn As A Director of the
    Company.                                            Management  For           Voted - For
O12 To Re-elect Karl Voltaire As A Director of the
    Company.                                            Management  For           Voted - For
O13 To Re-appoint Bdo LLP As the Auditor of the Company
    to Hold Office Until the Conclusion of the Next
    Annual General Meeting of the Company.              Management  For           Voted - For
                                                        879





                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
O14 To Authorise the Directors to Determine the
    Remuneration of the Auditors.                       Management  For           Voted - For
O15 Authority to Allot Shares and Grant Rights to
    Subscribe For, Or Convert Any Security Into Shares. Management  For           Voted - For
O16 Awards of Ordinary Shares to Non- Executive
    Directors.                                          Management  For           Voted - For
O17 To Authorise the Board to Grant to the Ceo A
    One-off 'career Shares' Award of Ordinary Shares in
    the Company.                                        Management  For           Voted - For
O18 To Increase the Aggregate Amounts of Fees That May
    be Paid to the Directors Pursuant to Article 40 of
    the Articles of Association of the Company from
    Us$750,000 to Us$1,000,000.                         Management  For           Voted - For
S19 Authority to Disapply Pre-emption Rights.           Management  For           Voted - For
S20 Authority for the Company to Purchase Its Own
    Ordinary Shares.                                    Management  For           Voted - For
REAL GOLD MINING LTD
CUSIP: G74099105
Meeting Date: 26-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Card
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0910/lt-n20120910022.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/0910-/ltn20120910026.pdf                       Non-Voting                Non-Voting
1   That the Debt Restructuring Agreement Entered
    Between the Company, Mr. Wu Ruilin, Top Lucky
    Management Limited, Quanmin Investments Limited and
    Victory Gold Management Inc. on 26 June 2012 (the
    ''debt Restructuring Agreement'') in Relation to
    the Repayment Arrangement of Debt Restructuring be
    and is Hereby Confirmed, Ratified and Approved, and
    Any One Or More of the Directors of the Company be
    and is Hereby Authorised to Do All Such Further
    Acts and Things, Negotiate, Approve, Agree, Sign,
    Initial, Ratify And/or Execute Such Further
    Documents and Take All Such Steps Which May in
    Their Opinion be Necessary, Desirable Or Expedient
    to Implement And/or Give Effect to the Terms of the
    Debt Restructuring Agreement and the Transactions
    Contemplated Thereunder                             Management  For           Voted - For
SIBANYE GOLD
CUSIP: 825724206 TICKER: SBGL
Meeting Date: 13-May-13 Meeting Type: Annual
1   Re-appointment of Auditors                          Management  For           Voted - For
2   Re-election of A Director: Tj Cumming               Management  For           Voted - For
3   Re-election of A Director: be Davison               Management  For           Voted - For
                                                        880





                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Re-election of A Director: Ng Nika                   Management  For           Voted - For
5   Re-election of A Director: Sc Van Der Merwe          Management  For           Voted - For
6   Re-election of A Member and Chair of the Audit
    Committee: Ka Rayner                                 Management  For           Voted - For
7   Re-election of A Member of the Audit Committee: Rp
    Menell                                               Management  For           Voted - For
8   Election of A Member of the Audit Committee: Ng Nika Management  For           Voted - For
9   Election of A Member of the Audit Committee: Sc Van
    Der Merwe                                            Management  For           Voted - For
10A Approval for the Issue of Authorised But Unissued
    Ordinary Shares                                      Management  For           Voted - For
10B Advisory Endorsement of the Remuneration Policy      Management  For           Voted - For
11  Approval for the Amendment of Rule 5.1.1 of the
    Sibanye Gold Limited 2013 Share Plan                 Management  For           Voted - For
12  Approval for the Amendment of Rule 5.2.1 of the
    Sibanye Gold Limited 2013 Share Plan                 Management  For           Voted - For
S1  Approval of the Remuneration of Non-executive
    Directors                                            Management  For           Voted - For
S2  Approval for the Company to Grant Financial
    Assistance in Terms of Section 44 and 45 of the Act  Management  For           Voted - For
S3  Approval of Amendments to the Existing Memorandum
    of Incorporation                                     Management  For           Voted - For
S4  Acquisition of the Company's Own Shares              Management  For           Voted - For
ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
CUSIP: Y988A6104
Meeting Date: 08-Oct-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/0822/ltn20120822335.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                           Non-Voting                Non-Voting
1   To Consider and Approve the Proposed Issue of Short
    Term Bonds                                           Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Actual Record Date. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting
Meeting Date: 26-Feb-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That the Company Notice is Available by
    Clicking on the Url- Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0111/ltn20130111203.pdf,-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0111/ltn20130111195.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0111/ltn20130111185.pdf                         Non-Voting                Non-Voting
                                                         881





    GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.a To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Lu
    Dongshang As an Executive Director of the Company   Management  For           Voted - For
1.b To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Weng
    Zhanbin As an Executive Director of the Company     Management  For           Voted - For
1.c To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Li
    Xiuchen As an Executive Director of the Company     Management  For           Voted - For
1.d To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Liang
    Xinjun As A Non-executive Director of the Company   Management  For           Voted - For
1.e To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Cong
    Jianmao As A Non-executive Director of the Company  Management  For           Voted - For
1.f To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Ye Kai
    As A Non-executive Director of the Company          Management  For           Voted - For
1.g To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Kong
    Fanhe As A Non-executive Director of the Company    Management  For           Voted - For
1.h To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Appoint Mr. Xie
    Jiyuan As an Independent Non- Executive Director of
    the Company                                         Management  For           Voted - For
1.i To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Ye
    Tianzhu As an Independent Non- Executive Director
    of the Company                                      Management  For           Voted - For
1.j To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Ms. Chen
    Jinrong As an Independent Non-executive Director of
    the Company                                         Management  For           Voted - For
1.k To Consider and Approve the Following Candidate As
    Director of the Fourth Session of the Board of the
                                                        882





                         GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Company with A Term of Three Years Commencing from
    the Conclusion of the Egm : to Re-elect Mr. Choy
    Sze Chung Jojo As an Independent Non-executive
    Director of the Company                             Management  For           Voted - For
2.a To Consider and Approve the Following Candidate As
    Supervisors Acting As Shareholders' Representatives
    of the Fourth Session of the Supervisory Committee
    of the Company with A Term of Three Years
    Commencing from the Conclusion of the Egm: to
    Re-elect Mr. Wang Xiaojie As A Supervisor Acting As
    Shareholders' Representative of the Company         Management  For           Voted - Against
2.b To Consider and Approve the Following Candidate As
    Supervisors Acting As Shareholders' Representatives
    of the Fourth Session of the Supervisory Committee
    of the Company with A Term of Three Years
    Commencing from the Conclusion of the Egm: to
    Re-elect Ms. Jin Ting As A Supervisor Acting As
    Shareholders' Representative of the Company         Management  For           Voted - For
3   To Approve the Remuneration Package for Directors
    of the Fourth Session of the Board and Supervisors
    of the Fourth Session of the Supervisory Committee
    and Enter Into Written Service Contracts with
    Members of the Board and the Supervisory Committee
    in Respect of Their Remuneration Package            Management  For           Voted - For
Meeting Date: 27-May-13  Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    182773 Due to Addition Of-resolutions. All Votes
    Received on the Previous Meeting Will be
    Disregarded An-d You Will Need to Reinstruct on
    This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking O-n the Url Links:
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn-20130408862.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0408/ltn-20130408779.pdf,
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/ltn-20130509055.pdf and
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0509/-ltn20130509051.pdf                       Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolutions "s.3.a
    to S.3c". Thank You.                                Non-Voting                Non-Voting
I   The Report of the Board of Directors ("board") of
    the Company for the Year Ended 31 December 2012     Management  For           Voted - For
II  The Report of the Supervisory Committee of the
    Company for the Year Ended 31 December 2012         Management  For           Voted - For
III The Audited Financial Report of the Company for the
    Year Ended 31 December 2012                         Management  For           Voted - For
IV  The Proposal for the Declaration and Payment of
    Final Dividends for the Year Ended 31 December 2012 Management  For           Voted - For
V   The Proposal for the Re-appointment of Ernst &
    Young and Shulun Pan Certified Public Accountants
    As the International Auditor and the Prc Auditor of
                                                        883





                        GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     the Company Respectively for the Year Ended 31
     December 2013, and to Authorize the Board to Fix
     Their Respective Remuneration                       Management  For           Voted - For
s.1  To Grant A General Mandate to be Given to the Board
     to Exercise the Power of the Company to Allot,
     Issue Or Deal with the Domestic Shares and H Shares
     of Up to A Maximum of 20% of the Aggregate Nominal
     Value of Each of the Issued Domestic Shares and H
     Shares of the Company As at the Date of Passing
     This Resolution                                     Management  For           Voted - Against
s.2  To Grant A General Mandate to be Given to the Board
     to Exercise the Power of the Company to Repurchase
     H Shares of Up to A Maximum of 10% of the Aggregate
     Nominal Value of the Issued H Shares Share Capital
     of the Company As at the Date of Passing This
     Resolution                                          Management  For           Voted - For
S.3a To Consider and Approve the Following As Special
     Resolution: the Proposed Amendments to Article 3.4
     of the Articles of Association (as Set Out in the
     Appendix to the Circular of the Company Dated 9 May
     2013)                                               Management  For           Voted - For
S.3b To Consider and Approve the Following As Special
     Resolution: the Proposed Amendments to Article 9.8
     of the Articles of Association (as Set Out in the
     Appendix to the Circular of the Company Dated 9 May
     2013)                                               Management  For           Voted - For
S.3c To Consider and Approve the Following As Special
     Resolution: the Proposed Amendments to Article 10.1
     of the Articles of Association (as Set Out in the
     Circular of the Company Dated 8 April 2013)         Management  For           Voted - For
Meeting Date: 27-May-13 Meeting Type: Class Meeting
     Please Note That This is an Amendment to Meeting Id
     175350 Due to Addition Of-resolutions. All Votes
     Received on the Previous Meeting Will be
     Disregarded An-d You Will Need to Reinstruct on
     This Meeting Notice. Thank You.                     Non-Voting                Non-Voting
     Please Note That the Company Notice and Proxy Form
     are Available by Clicking O-n the Url Links:
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0408/ltn-20130408878.pdf,
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0408/ltn-20130408790.pdf,
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0509/ltn-20130509067.pdf and
     Http://www.hkexnews.hk/listedco/listconews/sehk/
     2013/0509/-ltn20130509059.pdf                       Non-Voting                Non-Voting
1    To Grant A General Mandate to be Given to the Board
     to Exercise the Power of the Company to Repurchase
     H Shares of Up to A Maximum of 10% of the Aggregate
     Nominal Value of the Issued H Shares Share Capital
     of the Company As at the Date of Passing This
     Resolution                                          Management  For           Voted - For


884




    GLOBAL X PURE GOLD MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.a The Proposed Amendments to Article 3.4 of the
    Articles of Association (as Set Out in the Appendix
    to the Circular of the Company Dated 9 May 2013)    Management  For           Voted - For
2.b The Proposed Amendments to Article 9.8 of the
Articles of Association (as Set Out in the Appendix
to the Circular of the Company Dated 9 May 2013)        Management  For           Voted - For


885




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALACER GOLD CORP
CUSIP: 010679108
Meeting Date: 11-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.1 to 1.7 and 2". Thank You.                      Non-Voting                Non-Voting
1.1 Election of Director: Timothy J. Haddon             Management  For           Voted - For
1.2 Election of Director: David F. Quinlivan            Management  For           Voted - For
1.3 Election of Director: Jan A. Castro                 Management  For           Voted - For
1.4 Election of Director: Stephanie J. Unwin            Management  For           Voted - For
1.5 Election of Director: Edward C. Dowling, Jr         Management  For           Voted - For
1.6 Election of Director: Rohan I. Williams             Management  For           Voted - For
1.7 Election of Director: Richard P. Graff              Management  For           Voted - For
2   To Appoint PricewaterhouseCoopers LLP As Auditors
    and to Authorize the Directors to Fix the
    Remuneration to be Paid to Them                     Management  For           Voted - For
3   The Resolution Ratifying, Confirming and Approving
    the Adoption of the Amended and Restated
    Shareholder Rights Plan Agreement, A Copy of Which
    is Set Forth in the Accompanying Management
    Information Circular of the Corporation             Management  For           Voted - For
ALAMOS GOLD INC
CUSIP: 011527108
Meeting Date: 06-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1" and
    'in Favor' Or 'abstain' Only for
    Resolutions-numbers "2.1 to 2.6 and 3". Thank You.  Non-Voting                Non-Voting
1   To Set the Number of Directors at Six               Management  For           Voted - For
2.1 Election of Director: Mark Wayne                    Management  For           Voted - For
2.2 Election of Director: John A. Mccluskey             Management  For           Voted - For
2.3 Election of Director: Kenneth Stowe                 Management  For           Voted - For
2.4 Election of Director: David Gower                   Management  For           Voted - For
2.5 Election of Director: Paul J. Murphy                Management  For           Voted - For
2.6 Election of Director: Anthony Garson                Management  For           Voted - For
3   Appointment of Ernst & Young LLP As Auditors of the
    Company for the Ensuing Year and Authorizing the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
ALPHA NATURAL RESOURCES, INC.
CUSIP: 02076X102 TICKER: ANR
Meeting Date: 22-May-13 Meeting Type: Annual
1.1 Election of Director: Kevin S. Crutchfield          Management  For           Voted - For
1.2 Election of Director: Angelo C. Brisimitzakis       Management  For           Voted - For
1.3 Election of Director: William J. Crowley, Jr.       Management  For           Voted - For


886




    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.4 Election of Director: E. Linn Draper, Jr.           Management  For           Voted - For
1.5 Election of Director: Glenn A. Eisenberg            Management  For           Voted - For
1.6 Election of Director: Deborah M. Fretz              Management  For           Voted - For
1.7 Election of Director: P. Michael Giftos             Management  For           Voted - For
1.8 Election of Director: L. Patrick Hassey             Management  For           Voted - For
1.9 Election of Director: Joel Richards, III            Management  For           Voted - For
2   Approval of the Amended and Restated Annual
    Incentive Bonus Plan.                               Management  For           Voted - For
3   Approval of the Amended and Restated 2012 Long-term
    Incentive Plan.                                     Management  For           Voted - For
4   Advisory Approval of the Company's Executive
    Compensation.                                       Management  For           Voted - For
5   Ratification of Independent Registered Public
    Accounting Firm, KPMG LLP.                          Management  For           Voted - For
6   A Stockholder Proposal Seeking A Water Management
    Report.                                             Shareholder Against       Voted - Against
7   A Stockholder Proposal Seeking A Climate Change
    Report.                                             Shareholder Against       Voted - Against
AQUILA RESOURCES LTD
CUSIP: Q0460J103
Meeting Date: 30-Nov-12    Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 2 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (2), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
1   To Re-elect Mr. Dai Zhihao As A Director            Management  For           Voted - Against
2   To Adopt the Remuneration Report                    Management  For           Voted - For
ARCH COAL, INC.
CUSIP: 039380100 TICKER: ACI
Meeting Date: 25-Apr-13    Meeting Type: Annual
1A. Election of Director: Paul T. Hanrahan              Management  For           Voted - For
1B. Election of Director: Steven F. Leer                Management  For           Voted - For
1C. Election of Director: Theodore D. Sands             Management  For           Voted - For
2   Approval of the Arch Coal, Inc. Omnibus Incentive
    Plan (formerly Known As the Arch Coal, Inc. 1997
    Stock Incentive Plan).                              Management  For           Voted - For


887




                         GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Ratification of the Appointment of Ernst & Young,
    LLP As Independent Registered Public Accounting
    Firm for the Fiscal Year Ending December 31, 2013.  Management  For           Voted - For
4   Advisory Approval of the Company's Named Executive
    Officer Compensation.                               Management  For           Voted - Against
ARGONAUT GOLD INC, TORONTO, ON
CUSIP: 04016A101
Meeting Date: 06-Dec-12  Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That This Meeting Mentions Dissenter's
    Rights, Please Refer To-the Management Information
    Circular for Details                                Non-Voting                Non-Voting
1   Without Limiting the General Powers Hereby
    Conferred, You Hereby Direct Your Proxy Holder to
    Vote Your Argonaut Shares Represented by This Form
    of Proxy in Respect of the Offeror Resolution Set
    Out in Schedule "a" to the Management Proxy
    Circular of Argonaut Dated November 1, 2012         Management  For           Voted - For
Meeting Date: 07-May-13  Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "1.1 to 1.7 and 2". Thank You.              Non-Voting                Non-Voting
1.1 Election of Director: Peter C. Dougherty            Management  For           Voted - For
1.2 Election of Director: Brian J. Kennedy              Management  For           Voted - For
1.3 Election of Director: James E. Kofman               Management  For           Voted - For
1.4 Election of Director: Christopher R. Lattanzi       Management  For           Voted - For
1.5 Election of Director: Peter Mordaunt                Management  For           Voted - For
1.6 Election of Director: Dale C. Peniuk                Management  For           Voted - For
1.7 Election of Director: David H. Watkins              Management  For           Voted - For
2   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants, As Auditors of the Company
    and the Authorization of the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
3   To Pass A Resolution to Confirm and Ratify an
    Amendment to the General By-law No. 1, As More
    Particularly Described in the Accompanying
    Management Information Circular                     Management  For           Voted - For
4   To Confirm and Reauthorize the Company's 2010 Share
    Incentive Plan, As More Particularly Described in
    the Accompanying Management Information Circular    Management  For           Voted - For
ATLAS IRON LTD
CUSIP: Q0622U103
Meeting Date: 31-Oct-12  Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 7, 9, 10, 11 and 12-and Votes Cast by
                                                        888





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Any Individual Or Related Party Who Benefit from
    The-passing of the Proposal/s Will be Disregarded
    by the Company. Hence, If You-have Obtained Benefit
    Or Expect to Obtain Future Benefit You Should Not
    Vote- (or Vote "abstain") on the Relevant Proposal
    Items. by Doing So, You- Acknowledge That You Have
    Obtained Benefit Or Expect to Obtain Benefit by
    The-passing of the Relevant Proposal/s. by Voting
    (for Or Against) on Proposal-(1, 7, 9, 10, 11 and
    12), You Acknowledge That You Have Not Obtained
    Benefit-neither Expect to Obtain Benefit by the
    Passing of the Relevant Proposal/s-and You Comply
    with the Voting Exclusion.                           Non-Voting                Non-Voting
1   Remuneration Report                                  Management  For           Voted - For
2   Re-election of Mr. Jeff Dowling As A Director        Management  For           Voted - For
3   Re-election of Ms. Kerry Sanderson Ao As A Director  Management  For           Voted - For
4   Re-election of Mr. Geoff Simpson As A Director       Management  For           Voted - For
5   Re-election of Mr. Mark Hancock As A Director        Management  For           Voted - For
6   Re-election of Mr. David Flanagan As A Director      Management  For           Voted - For
7   Ratification of Prior Issue of Shares Haoma Mining
    Nl                                                   Management  For           Voted - For
8   Modification to the Current Constitution             Management  For           Voted - For
9   Approval of the Long Term Incentive Plan (ltip)      Management  For           Voted - For
10  Authority to Issue Shares to Settle the Performance
    Rights & Share Appreciation Rights Vesting in Fy
    2014 for Mr. Brinsden and to Give Retirement
    Benefits                                             Management  For           Voted - For
11  Authority to Issue Shares to Settle the Performance
    Rights & Share Appreciation Rights Vesting in Fy
    2014 for Mr. Hancock and to Give Retirement Benefits Management  For           Voted - For
12  Authority to Increase Non-executive Directors Fees
    in Aggregate                                         Management  For           Voted - For
AURCANA CORPORATION, VANCOUVER BC
CUSIP: 051918209
Meeting Date: 28-Mar-13 Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                           Non-Voting                Non-Voting
1   To Consider And, If Deemed Appropriate, to Pass,
    with Or Without Variation, A Special Resolution
    Authorizing the Company's Board of Directors, in
    Its Sole Discretion, to Consolidate All of the
    Issued and Outstanding Common Shares of the
    Company, on the Basis of One (1) Post-consolidation
    Common Share for Every Eight (8) Pre- Consolidation
    Common Shares, As More Fully Described in the
    Accompanying Information Circular                    Management  For           Voted - For
2   To Transact Such Other Business As May Properly
    Come Before the Meeting Or Any Adjournment Thereof   Management  For           Voted - Against


889




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AURCANA CORPORATION, VANCOUVER BC
CUSIP: 051918506
Meeting Date: 25-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4
    and 5" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "2.a to 2.d and 3". Thank
    You.                                                Non-Voting                Non-Voting
1   To Set the Number of Directors at Four (4)          Management  For           Voted - For
2.a Election of Director: Lenic Rodriguez               Management  For           Voted - For
2.b Election of Director: Robert Tweedy                 Management  For           Voted - For
2.c Election of Director: Paul Matysek                  Management  For           Voted - For
2.d Election of Director: Adrian Aguirre                Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
4   To Consider And, If Deemed Appropriate, to Pass,
    with our Without Variation, an Ordinary Resolution
    (the Full Text of Which is Set Out in the
    Accompanying Management Information Circular)
    Approving, Ratifying and Confirming the Advance
    Notice Policy                                       Management  For           Voted - For
5   To Consider And, If Deemed Advisable, Adopting,
    with Or Without Variation, an Ordinary Resolution
    (the Full Text of Which is Set Out in the
    Accompanying Management Information Circular)
    Approving, Ratifying and Confirming the Shareholder
    Rights Plan Adopted by the Company's Board of
    Directors on May 14, 2013                           Management  For           Voted - For
AURICO GOLD INC
CUSIP: 05155C105
Meeting Date: 13-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3, 4
    and 5" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "1.1 to 1.9 and 2". Thank
    You.                                                Non-Voting                Non-Voting
1.1 Election of Director: Colin K. Benner               Management  For           Voted - For
1.2 Election of Director: Luis M. Chavez                Management  For           Voted - For
1.3 Election of Director: Richard M. Colterjohn         Management  For           Voted - For
1.4 Election of Director: Mark Daniel                   Management  For           Voted - For
1.5 Election of Director: Patrick D. Downey             Management  For           Voted - For
1.6 Election of Director: Alan R. Edwards               Management  For           Voted - For
1.7 Election of Director: Scott G. Perry                Management  For           Voted - For
1.8 Election of Director: Ronald E. Smith               Management  For           Voted - For
1.9 Election of Director: Joseph G. Spiteri             Management  For           Voted - For
2   Appoint KPMG LLP, Chartered Accountants, As
    Auditors for the Company, and to Authorize the
                                                        890





                         GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Directors of the Company to Set the Auditors'
    Remuneration                                        Management  For           Voted - For
3   Consider And, If Deemed Advisable, Pass an Ordinary
    Resolution to Approve and Ratify the Amended and
    Restated Shareholder Rights Plan of the Company,
    the Text of Which Resolution is Set Forth in the
    Company's Management Proxy Circular Dated April 10,
    2013 (the "proxy Circular")                         Management  For           Voted - For
4   Consider And, If Deemed Advisable, Pass an Ordinary
    Resolution to Approve the Omnibus Long- Term
    Incentive Plan of the Company, the Text of Which
    Resolution is Set Forth in the Proxy Circular       Management  For           Voted - For
5   Consider And, If Deemed Advisable, Pass A Non-
    Binding Advisory Resolution Accepting the Company's
    Approach to Executive Compensation As Described in
    the Proxy Circular, the Text of Which Resolution is
    Set Forth in the Proxy Circular                     Management  For           Voted - Against
AURIZON MINES LTD, VANCOUVER BC
CUSIP: 05155P106
Meeting Date: 07-Mar-13  Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
1   The Rights Plan Resolution Described in the
    Management Information Circular Accompanying the
    Notice of Meeting Ratifying and Confirming the
    Adoption by the Board of Directors of the
    Shareholder Rights Plan Dated January 22, 2013      Management  For           Voted - For
Meeting Date: 09-May-13  Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolution 1.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That This Meeting Mentions Dissenter's
    Rights, Please Refer To-the Management Information
    Circular for Details                                Non-Voting                Non-Voting
1   To Approve an Arrangement Under the Provisions of
    Division 5 of Part 9 of the Business Corporations
    Act (british Columbia) Involving the Company, Its
    Securityholders, 0963708 B.c. Ltd. and Hecla Mining
    Company, As More Fully Set Out in Appendix A of the
    Accompanying Management Information Proxy Circular
    of the Company Dated April 10, 2013                 Management  For           Voted - For
B2GOLD CORP, VANCOUVER BC
CUSIP: 11777Q209
Meeting Date: 20-Dec-12  Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1". Thank
    You.                                                Non-Voting                Non-Voting


891




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   To Consider And, If Deemed Appropriate, to Pass,
    with Or Without Variation, the Resolutions Set
    Forth in Schedule A to the Accompanying Management
    Information Circular Approving the Issuance of
    Shares of B2gold Corp. in Connection with the
    Acquisition of All of the Issued and Outstanding
    Securities of Cga Mining Limited Under an
    Australian Scheme of Arrangement, As More
    Particularly Described in the Accompanying
    Management Information Circular                     Management  For           Voted - For
Meeting Date: 14-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-resolution "1" and 'in
    Favor' Or 'abstain' Only for Resolution Numbers
    "2.1-to 2.8 and 3". Thank You.                      Non-Voting                Non-Voting
1   To Set the Number of Directors at 8                 Management  For           Voted - For
2.1 Election of Director: Clive Johnson                 Management  For           Voted - For
2.2 Election of Director: Robert Cross                  Management  For           Voted - For
2.3 Election of Director: Robert Gayton                 Management  For           Voted - For
2.4 Election of Director: Barry Rayment                 Management  For           Voted - For
2.5 Election of Director: Jerry Korpan                  Management  For           Voted - For
2.6 Election of Director: John IVany                    Management  For           Voted - For
2.7 Election of Director: Bongani Mtshisi               Management  For           Voted - For
2.8 Election of Director: Michael Carrick               Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
BANRO CORPORATION, TORONTO ON
CUSIP: 066800103
Meeting Date: 28-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for
    Resolutions-numbers "1.1 to 1.7 and 2". Thank You.  Non-Voting                Non-Voting
1.1 Election of Director: John A. Clarke                Management  For           Voted - For
1.2 Election of Director: Maurice J. Colson             Management  For           Voted - For
1.3 Election of Director: Peter N. Cowley               Management  For           Voted - For
1.4 Election of Director: Peter V. Gundy                Management  For           Voted - For
1.5 Election of Director: Arnold T. Kondrat             Management  For           Voted - For
1.6 Election of Director: Richard J. Lachcik            Management  For           Voted - For
1.7 Election of Director: Bernard R. Van Rooyen         Management  For           Voted - For
2   On Reappointing Deloitte LLP, Independent
    Registered Chartered Accountants and Licensed
    Public Accountants, As the Auditors of the
    Corporation, to Hold Office Until the Close of the
    Next Annual Meeting of Shareholders of the
    Corporation at Such Remuneration As May be Approved
    by the Directors of the Corporation                 Management  For           Voted - For


892




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   The Resolution Confirming the Making of A By-law of
    the Corporation Providing Advance Notice
    Requirements for the Nomination of Directors of the
    Corporation, As Described in the Circular           Management  For           Voted - For
BARISAN GOLD CORP, VANCOUVER, BC
CUSIP: 06759D101
Meeting Date: 18-Jul-13 Meeting Type: MIX
    Please Note That This is an Amendment to Meeting Id
    200707 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolutions "1, 4,
    5, and 6" and 'in Favor' Or 'abstain' Only for
    Resolut-ion Numbers "2.1 to 2.3 and 3". Thank You.  Non-Voting                Non-Voting
1   Fixing the Number of Directors at 3                 Management  For           Voted - Against
2.1 Election of Alex Granger to the Board of Directors
    of the Company                                      Management  For           Voted - For
2.2 Election of Edward C. Rochette to the Board of
    Directors of the Company                            Management  For           Voted - For
2.3 Election of J.t. Lionel Martin to the Board of
    Directors of the Company                            Management  For           Voted - For
3   Appointment of Dale Matheson Carr-hilton Labonte
    LLP, Chartered Accountants, of Vancouver, British
    Columbia, As Auditors for the Ensuing Year and to
    Authorize the Directors to Fix the Remuneration to
    be Paid to the Auditor                              Management  For           Voted - For
4   Approval of A Special Resolution to (i) Consolidate
    the Issued and Outstanding Shares of the Company on
    the Basis of Up to Ten Old Shares for One New
    Share; (ii) Amend the Articles of the Company to
    Allow the Directors to Approve and Implement the
    Consolidation of All Or Any of the Company's
    Unissued, Or Its Fully Paid Issued, Shares, and
    (iii) Allow the Revocation by the Board of
    Directors of This Resolution (if Passed by the
    Shareholders of the Company) Before It is Acted on
    Without Further Approval of the Shareholders        Management  For           Voted - For
5   Approval of an Ordinary Resolution to Ratify,
    Approve and Confirm All Lawful Acts, Contracts,
    Proceeding, Appointments and Payments of Money of
    and by the Directors of the Company Since the Date
    of the Company's Last Annual General Meeting        Management  For           Voted - For
6   Approval of Such Other Business As May Properly
    Come Before the Meeting As the Proxyholder, in His
    Sole Discretion, May See Fit                        Management  For           Voted - Against


893




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
BEADELL RESOURCES LTD, WEST PERTH WA 6005
CUSIP: Q1398U103
Meeting Date: 24-May-13 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 4 to 8 and 10 and Vot-es Cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposals Will be Disregarded by the
    Company. Hence, If You Have Obtained Ben-efit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote "ab- Stain") on the Relevant
    Proposal Items. by Doing So, You Acknowledge That
    You-have Obtained Benefit Or Expect to Obtain
    Benefit by the Passing of the Rel-evant
    Proposals. by Voting (for Or Against) on Proposals
    (1, 4 to 8 and 10), Y-ou Acknowledge That You Have
    Not Obtained Benefit Neither Expect to Obtain
    Be-nefit by the Passing of the Relevant Proposals
    and You Comply with the Votin-g Exclusion.          Non-Voting                Non-Voting
1   Approval of the Remuneration Report (non- Binding
    Resolution)                                         Management  For           Voted - For
2   Re-election of Mr Craig Readhead                    Management  For           Voted - For
3   Re-election of Mr Robert Watkins                    Management  For           Voted - For
4   Approval of Issue of Performance Rights Under the
    Performance Rights Plan (prp)                       Management  For           Voted - For
5   Approval of Potential Termination Benefits Under
    the Prp                                             Management  For           Voted - For
6   Grant of Performance Rights to Mr Robert Watkins Or
    His Nominee                                         Management  For           Voted - For
7   Grant of Performance Rights to Mr Peter Bowler Or
    His Nominee                                         Management  For           Voted - For
8   Ratification of Placement Shares                    Management  For           Voted - For
9   Renewal of Proportional Takeover Provisions         Management  For           Voted - For
10  If You Intend to Vote for the Remuneration Report,
    Then You Should Vote Against the Spill Resolution.
    Conditional Resolution to Hold A 'spill Meeting':
    That Subject to and Conditional on at Least 25% of
    the Votes Cast on Resolution 1 Being Cast Against
    the Adoption of the Remuneration Report, Approval
    is Given For: A) an Extraordinary General Meeting
    of the Company (spill Meeting) to be Held Within 90
    Days of the Passing of This Resolution; B) All of
    the Directors in Office When the Board Resolution
    to Approve                                          Shareholder Against       Voted - Against
CONTD                                                   Contd Offices That Will be Vacated Immediately
    Before the End of the Spill-meeting be Put to the
    Vote at the Spill Meeting                           Non-Voting                Non-Voting
    Please Note That This is A Revision Due to
    Modification in Voting Exclusion Co-mment. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy-form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
                                                        894





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
CAPSTONE MINING CORP
CUSIP: 14068G104
Meeting Date: 08-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.8 and 3". Thank You.               Non-Voting                Non-Voting
1   Number of Directors                                  Management  For           Voted - For
2.1 Election of Director: Lawrence I. Bell               Management  For           Voted - For
2.2 Election of Director: George L. Brack                Management  For           Voted - For
2.3 Election of Director: Chantal Gosselin               Management  For           Voted - For
2.4 Election of Director: Gookho Lee                     Management  For           Voted - For
2.5 Election of Director: Kalidas Madhavpeddi            Management  For           Voted - For
2.6 Election of Director: Dale C. Peniuk                 Management  For           Voted - For
2.7 Election of Director: Darren M. Pylot                Management  For           Voted - For
2.8 Election of Director: Richard N. Zimmer              Management  For           Voted - For
3   Appointment of Deloitte LLP As Auditors of the
    Company for the Ensuing Year and Authorizing the
    Directors to Fix Their Remuneration                  Management  For           Voted - For
4   The Company's Advance Notice Policy, A Copy of
    Which is Attached As Schedule "c" to the
    Information Circular of the Company Dated As at
    April 5, 2013, be and is Hereby Ratified and
    Approved                                             Management  For           Voted - For
CENTAMIN PLC, ST HELIER
CUSIP: G2055Q105
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Company's Annual Accounts
    for the Financial Year Ended 31 December 2012
    Together with the Directors' Report and the
    Auditor's Report on Those Accounts                   Management  For           Voted - For
2   To Receive and Approve the Directors' Remuneration
    Report (which Forms Part of the Directors' Report)
    for the Financial Year Ended 31 December 2012        Management  For           Voted - Against
3.1 To Re-elect Josef El-raghy, Who Retires in
    Accordance with Article 33 of the Company's
    Articles of Association (the "articles") And, Being
    Eligible, Offers Himself for Re-election As Director Management  For           Voted - For
3.2 To Re-elect Trevor Schultz, Who Retires in
    Accordance with Article 33 of the Company's
    Articles of Association (the "articles") And, Being
    Eligible, Offers Himself for Re-election As Director Management  For           Voted - For
3.3 To Re-elect Gordon Edward Haslam, Who Retires in
    Accordance with Article 33 of the Company's
    Articles of Association (the "articles") And, Being
    Eligible, Offers Himself for Re-election As Director Management  For           Voted - For
3.4 To Re-elect Professor G. Robert Bowker, Who Retires
    in Accordance with Article 33 of the Company's
    Articles of Association (the "articles") And, Being
    Eligible, Offers Himself for Re-election As Director Management  For           Voted - For


895




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.5  To Re-elect Mark Arnesen, Who Retires in Accordance
     with Article 33 of the Company's Articles of
     Association (the "articles") And, Being Eligible,
     Offers Himself for Re-election As Director           Management  For           Voted - For
3.6  To Re-elect Mark Bankes, Who Retires in Accordance
     with Article 33 of the Company's Articles of
     Association (the "articles") And, Being Eligible,
     Offers Himself for Re-election As Director           Management  For           Voted - For
3.7  To Re-elect Kevin Tomlinson, Who Retires in
     Accordance with Article 33 of the Company's
     Articles of Association (the "articles") And, Being
     Eligible, Offers Himself for Re-election As Director Management  For           Voted - For
4.1  To Re-appoint Deloitte LLP As the Company's
     Auditors to Hold Office from the Conclusion of This
     Meeting Until the Conclusion of the Next Annual
     General Meeting at Which Accounts are Laid Before
     the Company                                          Management  For           Voted - For
4.2  To Authorise the Directors to Agree the
     Remuneration of the Auditors                         Management  For           Voted - For
5    To Increase the Maximum Aggregate Amount of Fees
     Payable to Directors to Gbp 600,000                  Management  For           Voted - For
6    To Authorize the Directors to Allot Relevant
     Securities                                           Management  For           Voted - For
7    To Display the Pre-emptive Rights Under the
     Company's Articles in Respect of the Allotment of
     Equity Securities for Cash                           Management  For           Voted - For
8    To Authorize the Company to Make Market Purchases
     of Its Own Shares                                    Management  For           Voted - For
CENTERRA GOLD INC, TORONTO ON
CUSIP: 152006102
Meeting Date: 10-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'abstain'- Only for Resolutions "1.1
     to 1.10 and 2". Thank You.                           Non-Voting                Non-Voting
1.1  Election of Director : Ian Atkinson                  Management  For           Voted - For
1.2  Election of Director : Richard W. Connor             Management  For           Voted - For
1.3  Election of Director : Raphael A. Girard             Management  For           Voted - For
1.4  Election of Director : Karybek U. Ibraev             Management  For           Voted - For
1.5  Election of Director : Stephen A. Lang               Management  For           Voted - For
1.6  Election of Director : John W. Lill                  Management  For           Voted - For
1.7  Election of Director : Amangeldy M. Muraliev         Management  For           Voted - For
1.8  Election of Director : Sheryl K. Pressler            Management  For           Voted - For
1.9  Election of Director : Terry V. Rogers               Management  For           Voted - For
1.10 Election of Director : Bruce V. Walter               Management  For           Voted - For
2    To Approve the Appointment of KPMG LLP As the
     Auditors of the Corporation for the Ensuing Year
     and to Authorize the Directors of the Corporation
     to Fix the Remuneration to be Paid to the Auditors   Management  For           Voted - For
3    To Vote at the Discretion of the Proxyholder on Any
     Amendments Or Variations to the Foregoing and on
     Any Other Matters (other Than Matters Which are to


896




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Come Before the Meeting and Which are the Subject
    of Another Proxy Executed by the Undersigned) Which
    May Properly Come Before the Meeting Or Any
    Postponement Or Adjournment Thereof                  Management  For           Voted - Against
CGA MINING LTD
CUSIP: Q22628103
Meeting Date: 28-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 4 and 5 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (4 and 5), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Re-election of Justine Magee As A Director           Management  For           Voted - Against
2   Re-election of Rob Scott As A Director               Management  For           Voted - For
3   Re-election of Phil Lockyer As A Director            Management  For           Voted - For
4   Approval of the Loan Funded Share Plan               Management  For           Voted - For
5   Remuneration Report                                  Management  For           Voted - Against
Meeting Date: 24-Dec-12 Meeting Type: Scheme Meeting
1   Approval of Scheme Resolution                        Management  For           Voted - For
CHINA MOLYBDENUM CO LTD, HENAN PROVINCE
CUSIP: Y1503Z105
Meeting Date: 21-Dec-12 Meeting Type: Class Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                 Non-Voting                Non-Voting
    Please Note That the Proxy and Company Notices are
    Available by Clicking On-the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1104/ltn20121104017.pdf,-htt-
    P://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1104/ltn20121104013.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1204/ltn201212041334.pdf                        Non-Voting                Non-Voting
1   To Consider and Approve the Grant of General
    Mandate to the Board to Repurchase H Shares          Management  For           Voted - For
    Please Note That This is A Revision Due to Addition
    of Url Link. If You Have A-lready Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                           Non-Voting                Non-Voting
                                                         897





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 21-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice is Available by
    Clicking on the Url Link:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2012/1104/ltn20121104005.pdf A-nd
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2012/1104/ltn20121104015.pd-f                       Non-Voting                Non-Voting
1   To Consider and Approve the Appointment of Deloitte
    Touche Tohmatsu Cpa Ltd. As the Sole Auditors of
    the Company to Hold Office Until the Conclusion of
    the Next Annual General Meeting of the Company and
    to Authorise the Board to Fix Their Remuneration,
    and the Cessation of Appointment of Deloitte Touche
    Tohmatsu, Certified Public Accountants As the
    Overseas Auditors of the Company                    Management  For           Voted - For
2   To Consider and Approve the Proposed Distribution
    of Interim Dividend                                 Management  For           Voted - For
3   To Consider and Approve the Proposed Amendments to
    the Articles of Association Set Out in the
    Circular, and to Authorise the Board to Deal with
    on Behalf of the Company the Relevant Application,
    Approval, Registration, Filing and Other Related
    Procedures Or Issues and to Make Further Amendment
    (where Necessary) Pursuant to the Requirements of
    the Relevant Governmental Or Regulatory Authorities
    Arising from the Amendments to the Articles of
    Association                                         Management  For           Voted - Against
4   To Consider and Approve the Proposed Amendments to
    Rules for Board Meetings Set Out in the Circular,
    and to Authorise the Board to Make Any Necessary,
    Appropriate and Relevant Adjustment to Rules for
    Board Meetings in Accordance with the Mandatory
    Requirements of the Relevant Laws, Rules and
    Regulations As Updated from Time to Time, Comments
    from the Relevant Governmental Or Regulatory
    Authorities and the Actual Circumstances of the
    Company; and to Authorise the Board to Deal with on
    Behalf of the Company the Relevant Application,
    Approval, Registration, Filing and Other Related
    Procedures Or Issues and to Make Further Amendment
    (where Necessary) Pursuant to the Requirements of
    the Relevant Governmental Or Regulatory Authorities
    Arising from the Amendments to Rules for Board
    Meetings                                            Management  For           Voted - For
5   To Consider and Approve the Grant of General
    Mandate to the Board to Repurchase H Shares         Management  For           Voted - For
CLOUD PEAK ENERGY INC.
CUSIP: 18911Q102 TICKER: CLD
Meeting Date: 14-May-13 Meeting Type: Annual
1.1 Election of Director: Keith Bailey                  Management  For           Voted - For
                                                        898





                         GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.2 Election of Director: Patrick Condon                Management  For           Voted - For
1.3 Election of Director: William Owens                 Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As our Independent Registered Public Accounting
    Firm for the 2013 Fiscal Year.                      Management  For           Voted - For
3   To Approve, on an Advisory Basis, the Compensation
    of the Company's Named Executive Officers, As
    Disclosed in the Proxy Statement Pursuant to Item
    402 of Regulation S- K Promulgated by the
    Securities and Exchange Commission.                 Management  For           Voted - For
4   To Approve the Cloud Peak Energy 2013 Annual
    Incentive Plan, Including Approval of the Material
    Terms of the 2013 Annual Incentive Plan in
    Accordance with the Approval Requirements of
    Section 162(m) of the Internal Revenue Code.        Management  For           Voted - For
COEUR D'ALENE MINES CORPORATION
CUSIP: 192108504 TICKER: CDE
Meeting Date: 14-May-13  Meeting Type: Annual
1   Director                                            Management
1   Linda L. Adamany                                    Management  For           Voted - For
2   Kevin S. Crutchfield                                Management  For           Voted - For
3   Sebastian Edwards                                   Management  For           Voted - For
4   Randolph E. Gress                                   Management  For           Voted - For
5   Mitchell J. Krebs                                   Management  For           Voted - For
6   Robert E. Mellor                                    Management  For           Voted - For
7   John H. Robinson                                    Management  For           Voted - For
8   J. Kenneth Thompson                                 Management  For           Voted - For
2   Advisory Resolution to Approve Executive
    Compensation.                                       Management  For           Voted - For
3   Ratification of the Appointment of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Firm for 2013.                                      Management  For           Voted - For
4   Approve A Proposal to Change the State of the
    Company's Incorporation from Idaho to Delaware.     Management  For           Voted - For
COLOSSUS MINERALS INC, TORONTO ON
CUSIP: 19681L109
Meeting Date: 21-May-13  Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.a to 1.h and 2". Thank You.                      Non-Voting                Non-Voting
1.a Election of Director: Alberto Arias                 Management  For           Voted - For
1.b Election of Director: John Frostiak                 Management  For           Voted - For
1.c Election of Director: David Garofalo                Management  For           Voted - For
1.d Election of Director: Greg Hall                     Management  For           Voted - For
1.e Election of Director: Mel Leiderman                 Management  For           Voted - For
1.f Election of Director: Claudio Mancuso               Management  For           Voted - For
1.g Election of Director: Douglas Reeson                Management  For           Voted - For
                                                        899





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.h Election of Director: John Turner                   Management  For           Voted - For
2   Reappointment of KPMG LLP, Chartered Accountants,
    As Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix the
    Remuneration of the Auditors                        Management  For           Voted - For
3   To Consider, and If Thought Advisable, Pass A
    Resolution to Confirm and Approve the New General
    By-law of the Corporation and Confirm and Approve
    the Repeal of the Former General By- Law            Management  For           Voted - For
CONTINENTAL GOLD LTD
CUSIP: G23850103
Meeting Date: 07-Jun-13 Meeting Type: Annual General Meeting
1.1 Election of Director: Robert W. Allen               Management  For           Voted - Against
1.2 Election of Director: Ari B. Sussman                Management  For           Voted - For
1.3 Election of Director: Gary P. Barket                Management  For           Voted - For
1.4 Election of Director: Jaime I. Gutierrez            Management  For           Voted - For
1.5 Election of Director: Paul J. Murphy                Management  For           Voted - For
1.6 Election of Director: Leon Teicher                  Management  For           Voted - For
1.7 Election of Director: Kenneth G. Thomas             Management  For           Voted - For
1.8 Election of Director: Timothy A. Warman             Management  For           Voted - For
2   Appointment of Auditors : Resolution Approving the
    Appointment of PricewaterhouseCoopers LLP As the
    Auditors of the Company and Authorizing the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
3   Resolution Approving Certain Amendments to the
    Company's Bye-laws to Add Advance Notice
    Requirements for Nominations of Directors by
    Shareholders in Certain Circumstances               Management  For           Voted - For
COPPER FOX METALS INC
CUSIP: 21749Q104
Meeting Date: 19-Jul-12 Meeting Type: MIX
1.1 Election of Director: Ernesto Echavarria            Management  For           Voted - For
1.2 Election of Director: Erik Koudstaal                Management  For           Voted - For
1.3 Election of Director: David M. Macdonald            Management  For           Voted - For
1.4 Election of Director: R. Hector Mackay-dunn         Management  For           Voted - For
1.5 Election of Director: J. Michael Smith              Management  For           Voted - For
1.6 Election of Director: Elmer B. Stewart              Management  For           Voted - For
2   To Appoint As Auditor, KPMG LLP                     Management  For           Voted - For
3   To Approve the Corporation's 2009 Omnibus Share
    Compensation Plan, As More Specifically Described
    in the Circular                                     Management  For           Voted - For
4   To Approve and Confirm the Corporation's
    Shareholder Rights Plan Agreement Dated As of April
    11, 2007, As More Particularly Described in the
    Circular                                            Management  For           Voted - Against
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolutions "3 and


900




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      4" and 'in Favor' Or 'abstain' Only for Resolution
      Num-bers "1.1 to 1.6 and 2". Thank You.             Non-Voting                Non-Voting
CST MINING GROUP LTD
CUSIP: G2586H111
Meeting Date: 28-Sep-12 Meeting Type: Annual General Meeting
      Please Note That the Company Notice is Available by
      Clicking on the Url Link:-
      Http://www.hkexnews.hk/listedco/listconews/seh
      K/2012/0830/ltn20120830635.pdf A-nd
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2012/0830/ltn20120830639.pd-f                       Non-Voting                Non-Voting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements and the Reports of the Directors and of
      the Auditors for the Year Ended 31 March 2012       Management  For           Voted - For
2.i   To Re-elect Mr. Chiu Tao As an Executive Director
      of the Company                                      Management  For           Voted - For
2.ii  To Re-elect Mr. Kwan Kam Hung, Jimmy As an
      Executive Director of the Company                   Management  For           Voted - For
2.iii To Re-elect Mr. Tsui Ching Hung As an Executive
      Director of the Company                             Management  For           Voted - For
2.iv  To Re-elect Mr. Wah Wang Kei, Jackie As an
      Executive Director of the Company                   Management  For           Voted - For
2.v   To Re-elect Mr. Chan Shek Wah As an Independent
      Non-executive Director of the Company               Management  For           Voted - Against
2.vi  To Authorise the Board of Directors of the Company
      to Fix the Remuneration of the Directors of the
      Company                                             Management  For           Voted - For
3     To Re-appoint Deloitte Touche Tohmatsu As Auditors
      of the Company and to Authorise the Board of
      Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
4     To Grant A General Mandate to the Directors of the
      Company to Issue, Allot and Deal with Additional
      Shares Not Exceeding 20% of the Aggregate Nominal
      Amount of the Existing Issued Share Capital of the
      Company on the Date of Passing This Resolution      Management  For           Voted - Against
5     To Grant A General Mandate to the Directors of the
      Company to Repurchase Shares Not Exceeding 10% of
      the Aggregate Nominal Amount of the Issued Share
      Capital of the Company on the Date of Passing This
      Resolution                                          Management  For           Voted - For
6     To Extend the General Mandate Granted to the
      Directors of the Company to Issue, Allot and Deal
      with Additional Shares in the Capital of the
      Company by Adding to It the Nominal Amount of
      Shares Repurchased by the Company                   Management  For           Voted - Against
      Please Note That This is A Revision Due to Addition
      of Url Link. If You Have A-lready Sent in Your
      Votes, Please Do Not Return This Proxy Form Unless


901




    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You Dec-ide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
DENISON MINES CORP, TORONTO ON
CUSIP: 248356107
Meeting Date: 09-May-13   Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "1.1 to 1.8 and 2". Thank You.              Non-Voting                Non-Voting
1.1 Election of Director: Eun Ho Cheong                 Management  For           Voted - For
1.2 Election of Director: John H. Craig                 Management  For           Voted - For
1.3 Election of Director: W. Robert Dengler             Management  For           Voted - For
1.4 Election of Director: Brian D. Edgar                Management  For           Voted - For
1.5 Election of Director: Ron F. Hochstein              Management  For           Voted - For
1.6 Election of Director: Lukas H. Lundin               Management  For           Voted - For
1.7 Election of Director: William A. Rand               Management  For           Voted - For
1.8 Election of Director: Catherine J.g. Stefan         Management  For           Voted - For
2   Reappointment of PricewaterhouseCoopers LLP As
    Auditors and to Authorize the Directors to Fix the
    Remuneration of the Auditors                        Management  For           Voted - For
3   The Ordinary Resolution Confirming the By-law
    Amendment, to Add an Advance Notice Requirement for
    Nominations of Directors As Described in the
    Information Circular                                Management  For           Voted - For
4   The Ordinary Resolution Authorizing and Approving
    the Stock Option Plan Amendments, As Described in
    the Information Circular                            Management  For           Voted - For
DISCOVERY METALS LTD
CUSIP: Q3192G124
Meeting Date: 16-Nov-12   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 5, 6 and 7 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1, 5, 6 and 7),-you
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - For
2   Re-election of Director, Mr. Gordon Galt            Management  For           Voted - For
3   Re-election of Director, Mr. John Shaw              Management  For           Voted - For
4   Election of Director, Mr. Niall Lenahan             Management  For           Voted - For


902




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
5    Potential Issue of Performance Rights to Managing
     Director, Mr. Stuart Bradley Sampson                Management  For           Voted - For
6    Approval of Increase in Nonexecutive Directors' Fee
     Pool                                                Management  For           Voted - For
7    Ratification of Institutional Placement Shares      Management  For           Voted - For
8    Adoption of Amendments to the Constitution          Management  For           Voted - For
DUNDEE PRECIOUS METALS INC, TORONTO ON
CUSIP: 265269209
Meeting Date: 09-May-13 Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolutions "3 and
     4" and 'in Favor' Or 'abstain' Only For- Resolution
     Numbers "1.1 to 1.13 and 2". Thank You.             Non-Voting                Non-Voting
     Please Note That Resolution 3 is to be Approved by
     Disinterested- Shareholders. Thank You.             Non-Voting                Non-Voting
1.1  Election of Director: Derek H.l. Buntain            Management  For           Voted - For
1.2  Election of Director: R. Peter Gillin               Management  For           Voted - For
1.3  Election of Director: Jonathan Goodman              Management  For           Voted - For
1.4  Election of Director: Richard Howes                 Management  For           Voted - For
1.5  Election of Director: Murray John                   Management  For           Voted - For
1.6  Election of Director: Jeremy Kinsman                Management  For           Voted - For
1.7  Election of Director: Garth A.c. Macrae             Management  For           Voted - For
1.8  Election of Director: Peter Nixon                   Management  For           Voted - For
1.9  Election of Director: Ronald Singer                 Management  For           Voted - For
1.10 Election of Director: Eira Thomas                   Management  For           Voted - For
1.11 Election of Director: Anthony P. Walsh              Management  For           Voted - For
1.12 Election of Director: William G. Wilson             Management  For           Voted - For
1.13 Election of Director: Donald Young                  Management  For           Voted - For
2    Appointment of PricewaterhouseCoopers LLP As
     Auditor of the Corporation for the Ensuing Year and
     Authorizing the Directors to Fix Their Remuneration Management  For           Voted - For
3    To Consider And, If Deemed Advisable, to Pass, with
     Or Without Variation, A Resolution Approving A
     Reduction of the Exercise Price of Those Listed
     Common Share Purchase Warrants of the
     Corporation That are Exercised During A 30-day
     Early Exercise Period in Accordance with the Terms
     of the Resolution Set Forth in the Accompanying
     Management Information Circular (the "circular")    Management  For           Voted - For
4    To Consider, and If Deemed Appropriate, Adopt A
     Resolution in the Form Set Out in Appendix "b" to
     the Accompanying Circular Approving and Confirming
     an Amendment to Section 4.3 of the By-laws of the
     Corporation                                         Management  For           Voted - For
     Please Note That This is A Revision Due to
     Modification in the Text of Resolut-ion 3. If You
     Have Already Sent in Your Votes, Please Do Not
     Return This Proxy-form Unless You Decide to Amend
     Your Original Instructions. Thank You.              Non-Voting                Non-Voting
                                                         903





                          GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ENDEAVOUR SILVER CORP.
CUSIP: 29258Y103 TICKER: EXK
Meeting Date: 22-May-13   Meeting Type: Annual
1     To Fix the Number of Directors at Seven.            Management  For           Voted - For
2     Director                                            Management
1     Ricardo M. Campoy                                   Management  For           Voted - For
2     Bradford J. Cooke                                   Management  For           Voted - For
3     Geoffrey A. Handley                                 Management  For           Voted - For
4     Rex J. Mclennan                                     Management  For           Voted - For
5     Kenneth Pickering                                   Management  For           Voted - For
6     Mario D. Szotlender                                 Management  For           Voted - For
7     Godfrey J. Walton                                   Management  For           Voted - For
3     Appointment of KPMG LLP, Chartered Accountants As
      Auditor of the Company for the Ensuing Year.        Management  For           Voted - For
4     To Authorize the Board of Directors to Fix the
      Auditor's Remuneration for the Ensuing Year.        Management  For           Voted - For
5     To Approve an Ordinary Resolution Approving,
      Ratifying and Confirming the Company's Advance
      Notice Policy for Nomination of Directors.          Management  For           Voted - For
ENERGY RESOURCES OF AUSTRALIA LTD ERA
CUSIP: Q35254111
Meeting Date: 10-Apr-13   Meeting Type: Annual General Meeting
      Voting Exclusions Apply to This Meeting for
      Proposal 3 and Votes Cast by Any-individual Or
      Related Party Who Benefit from the Passing of the
      Proposal Will-be Disregarded by the Company. Hence,
      If You Have Obtained Benefit Or Expect-to Obtain
      Future Benefit You Should Not Vote (or Vote
      "abstain") on The-relevant Proposal Items. by Doing
      So, You Acknowledge That You Have Obtained- Benefit
      Or Expect to Obtain Benefit by the Passing of the
      Relevant- Proposal/s. by Voting (for Or Against) on
      Proposal (3), You Acknowledge That-you Have Not
      Obtained Benefit Neither Expect to Obtain Benefit
      by the Passing-of the Relevant Proposal and You
      Comply with the Voting Exclusion                    Non-Voting                Non-Voting
3     Adoption of the Remuneration Report                 Management  For           Voted - Against
4.i   Election of Director-mr P Mcmahon                   Management  For           Voted - For
4.ii  Election of Director-mrs H Newell                   Management  For           Voted - For
4.iii Re-election of Director-mr J Pegler                 Management  For           Voted - For
4.iv  Re-election of Director-mr P Taylor                 Management  For           Voted - For
      Please Note That This is A Revision Due to Receipt
      of Record Date of 08 Apr 20-13. If You Have Already
      Sent in Your Votes, Please Do Not Return This Proxy
      Fo-rm Unless You Decide to Amend Your Original
      Instructions. Thank You.                            Non-Voting                Non-Voting


904




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
EVOLUTION MINING LIMITED
CUSIP: Q3647R147
Meeting Date: 27-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 3 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1 and 3), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Adoption of Remuneration Report                      Management  For           Voted - For
2   Re-election of Mr Graham Freestone As A Director of
    the Company                                          Management  For           Voted - For
3   Issue of Performance Rights to Mr Jacob (jake) Klein Management  For           Voted - For
FERREXPO PLC, LONDON
CUSIP: G3435Y107
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
1   To Receive the Accounts and Reports of the
    Directors and the Auditors for the Year Ended 31
    December 2012                                        Management  For           Voted - For
2   To Approve the Remuneration Report for the Year
    Ended 31 December 2012                               Management  For           Voted - For
3   To Declare A Dividend of 3.3 Us Cents Per Ordinary
    Share                                                Management  For           Voted - For
4   To Re-appoint Ernst and Young LLP As Auditors of
    the Company                                          Management  For           Voted - For
5   To Authorise the Directors to Determine the
    Auditors Remuneration                                Management  For           Voted - For
6   To Re-elect Michael Abrahams As A Director           Management  For           Voted - For
7   To Re-elect Oliver Baring As A Director              Management  For           Voted - For
8   To Re-elect Raffaele Lucio Genovese As A Director    Management  For           Voted - For
9   To Re-elect Wolfram Kuoni As A Director              Management  For           Voted - For
10  To Re-elect Christopher Mawe As A Director           Management  For           Voted - For
11  To Re-elect Ihor Mitiukov As A Director              Management  For           Voted - For
12  To Re-elect Miklos Salamon As A Director             Management  For           Voted - For
13  To Re-elect Kostyantin Zhevago As A Director         Management  For           Voted - For
14  To Renew the Directors Authority to Allot Shares     Management  For           Voted - For
15  To Renew the Directors Authority to Disapply Pre-
    Emption Rights                                       Management  For           Voted - For
16  To Renew the Authority for the Company to Purchase
    Its Own Shares                                       Management  For           Voted - For


905




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
17  To Renew the Authority for General Meetings to be
    Called on 14 Clear Days' Notice                     Management  For           Voted - Against
FORTUNA SILVER MINES INC, VANCOUVER BC
CUSIP: 349915108
Meeting Date: 20-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    10" and 'in Favor' Or 'abstain' Only For-
    Resolutions Numbers "2 to 9". Thank You.            Non-Voting                Non-Voting
1   To Determine the Number of Directors at Seven       Management  For           Voted - For
2   Elect Jorge Ganoza Durant As A Director             Management  For           Voted - For
3   Elect Simon Ridgway As A Director                   Management  For           Voted - For
4   Elect Tomas Guerrero As A Director                  Management  For           Voted - For
5   Elect Michael IVerson As A Director                 Management  For           Voted - Against
6   Elect Mario Szotlender As A Director                Management  For           Voted - For
7   Elect Robert Gilmore As A Director                  Management  For           Voted - For
8   Elect Thomas Kelly As A Director                    Management  For           Voted - For
9   Appoint Deloitte LLP As Auditors of the Company and
    Authorize the Directors to Fix Their Remuneration   Management  For           Voted - For
10  Transact Such Other Business As May Properly Come
    Before the Meeting                                  Management  For           Voted - Against
FURUKAWA-SKY ALUMINUM CORP.
CUSIP: J1746Z109
Meeting Date: 20-Jun-13 Meeting Type: Annual General Meeting
1   Approve Appropriation of Surplus                    Management  For           Voted - For
2   Approve Merger by Absorption of Sumitomo Light
    Metal Industries, Ltd.                              Management  For           Voted - For
3   Appoint Accounting Auditors                         Management  For           Voted - For
4   Amend Articles To: Approve Minor Revisions, Change
    Official Company Name to Uacj Corporation, Expand
    Business Lines, Increase Authorized Capital to 1.7b
    Shs., Increase Auditors Board Size to 6, Appoint an
    Executive Chairperson, Board Resolution to Require
    A 2- 3rds Majority                                  Management  For           Voted - For
5.1 Appoint A Director                                  Management  For           Voted - For
5.2 Appoint A Director                                  Management  For           Voted - For
5.3 Appoint A Director                                  Management  For           Voted - For
5.4 Appoint A Director                                  Management  For           Voted - For
5.5 Appoint A Director                                  Management  For           Voted - For
6.1 Appoint A Director (after the Merger)               Management  For           Voted - For
6.2 Appoint A Director (after the Merger)               Management  For           Voted - For
6.3 Appoint A Director (after the Merger)               Management  For           Voted - For
6.4 Appoint A Director (after the Merger)               Management  For           Voted - For
6.5 Appoint A Director (after the Merger)               Management  For           Voted - For
6.6 Appoint A Director (after the Merger)               Management  For           Voted - For
7.1 Appoint A Corporate Auditor                         Management  For           Voted - For
7.2 Appoint A Corporate Auditor                         Management  For           Voted - For


906




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7.3 Appoint A Corporate Auditor                         Management  For           Voted - For
8.1 Appoint A Corporate Auditor (after the Merger)      Management  For           Voted - For
8.2 Appoint A Corporate Auditor (after the Merger)      Management  For           Voted - For
GABRIEL RESOURCES LTD, TORONTO
CUSIP: 361970106
Meeting Date: 20-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain' For-all Resolution Numbers
    ". Thank You.                                       Non-Voting                Non-Voting
1.1 Election of Director: Dag Cramer                    Management  For           Voted - For
1.2 Election of Director: Dr. Alfred Gusenbauer         Management  For           Voted - For
1.3 Election of Director: Jonathan Henry                Management  For           Voted - For
1.4 Election of Director: Keith Hulley                  Management  For           Voted - For
1.5 Election of Director: H. Wayne Kirk                 Management  For           Voted - For
1.6 Election of Director: Igor Levental                 Management  For           Voted - For
1.7 Election of Director: David Peat                    Management  For           Voted - For
1.8 Election of Director: Walter Segsworth              Management  For           Voted - For
2   To Re-appoint PricewaterhouseCoopers LLP, Chartered
    Accountants, As Auditors of the Company             Management  For           Voted - For
GALWAY RESOURCES LTD
CUSIP: 36458V102
Meeting Date: 20-Sep-12 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3, 4,
    5 and 6" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "1 and 2". Thank You.        Non-Voting                Non-Voting
1   Election of Directors: Robert Hinchcliffe, Robb
    Doub, Alfonso Gomez, Larry Strauss, and Mike Sutton Management  For           Voted - Against
2   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
3   To Pass an Ordinary Resolution, with Or Without
    Amendment, to Approve and Confirm the Galway Option
    Plan As Well As the Galway Option Plan Amendment    Management  For           Voted - For
4   To Consider, and If Thought Fit, Pass A Resolution,
    with Or Without Amendment, to Approve and Confirm
    Galway's Shareholder Rights Plan Dated As of August
    25, 2009                                            Management  For           Voted - For
5   To Consider, and If Thought Fit, Pass A Resolution,
    with Or Without Amendment, to Approve and Confirm
    Galway's By-law No. 1 (the "by-law ") Dated As of
    January 12, 2011                                    Management  For           Voted - Against
6   To Transact Such Other Business As May Properly
    Come Before the Meeting Or Any Adjournment Thereof  Management  For           Voted - Against
                                                        907





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
GOLD RESOURCE CORPORATION
CUSIP: 38068T105 TICKER: GORO
Meeting Date: 20-Jun-13 Meeting Type: Annual
1   Director                                             Management
1   William W. Reid                                      Management  For           Voted - For
2   Jason D. Reid                                        Management  For           Voted - For
3   Bill M. Conrad                                       Management  For           Voted - For
4   Tor Falck                                            Management  For           Voted - For
5   Gary C. Huber                                        Management  For           Voted - For
6   Robert C. Muffly                                     Management  For           Voted - For
2   Proposal to Ratify KPMG LLP As Independent
    Registered Public Accounting Firm for 2013.          Management  For           Voted - For
HECLA MINING COMPANY
CUSIP: 422704106 TICKER: HL
Meeting Date: 14-Jun-13 Meeting Type: Annual
1   Director                                             Management
1   Ted Crumley                                          Management  For           Voted - For
2   Terry V. Rogers                                      Management  For           Voted - For
3   Charles B. Stanley                                   Management  For           Voted - For
2   Advisory Resolution to Approve Executive
    Compensation.                                        Management  For           Voted - Against
3   Proposal to Ratify and Approve the Selection of Bdo
    Usa, LLP, As Independent Auditors of the Company
    for the Calendar Year Ending December 31, 2013.      Management  For           Voted - For
HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD, GRA
CUSIP: G44403106
Meeting Date: 26-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    in Favor Or Against for All-resolutions. Thank You.  Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0526/ltn20130526027.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/seh
    K/2013/0526/ltn20130526023.pdf                       Non-Voting                Non-Voting
1   To Receive and Adopt the Audited Consolidated
    Financial Statements and the Reports of the
    Directors of the Company and the Auditors of the
    Company for the Year Ended 31 December 2012          Management  For           Voted - For
2   To Re-elect Mr. Sun Jiankun As an Executive Director Management  For           Voted - For
3   To Re-elect Huang Rongseng As an Independent
    Non-executive Director                               Management  For           Voted - For
4   To Authorise the Board of Directors to Fix the
    Remuneration of the Directors of the Company         Management  For           Voted - For
5   To Re-appoint Deloitte Touche Tohmatsu As the
    Auditors of the Company and to Authorise the Board
    of Directors to Fix Their Remuneration               Management  For           Voted - Against


908




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Grant A General Mandate to the Directors of the
    Company to Allot, Issue Or Otherwise Deal with the
    Company's New Shares                                Management  For           Voted - Against
7   To Grant A General Mandate to the Directors of the
    Company to Repurchase the Company's Shares          Management  For           Voted - For
8   To Extend the General Mandate Granted to the
    Directors to Issue Shares by the Nominal Amount of
    the Shares Repurchased                              Management  For           Voted - Against
HIGHLAND GOLD MINING LTD, ST HELLIER
CUSIP: G4472X101
Meeting Date: 11-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1   That the Directors' Report, the Audited Financial
    Statements and Auditors Report at 31 December 2012
    be Adopted                                          Management  For           Voted - For
2   That A Final Dividend of Gbp 0.03 for Each Ordinary
    Share of Gbp 0.001 in the Company be Declared       Management  For           Voted - For
3   To Re-elect Valery Oyf As A Director of the Company Management  For           Voted - For
4   To Re-elect Alla Baranovskaya As A Director of the
    Company                                             Management  For           Voted - For
5   To Re-elect Sergey Mineev As A Director of the
    Company                                             Management  For           Voted - For
6   To Re-elect Andrey Solovyov As A Director of the
    Company                                             Management  For           Voted - For
7   That Ernst & Young LLP be Re-appointed As Auditors  Management  For           Voted - For
8   That the Directors be Authorised to Fix the
    Remuneration of the Auditors                        Management  For           Voted - For
HUDBAY MINERALS INC
CUSIP: 443628102
Meeting Date: 10-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "2.1 to 2.8 and 3". Thank You.                      Non-Voting                Non-Voting
1   To Amend the Company's Long Term Equity Plan To,
    Among Other Things, Increase the Aggregate Maximum
    Number of Common Shares Issuable Thereunder         Management  For           Voted - For
2.1 Election of Director: David Garofalo                Management  For           Voted - For
2.2 Election of Director: Tom A. Goodman                Management  For           Voted - For
2.3 Election of Director: Alan R. Hibben                Management  For           Voted - For
2.4 Election of Director: W. Warren Holmes              Management  For           Voted - For
2.5 Election of Director: John L. Knowles               Management  For           Voted - For
2.6 Election of Director: Alan J. Lenczner              Management  For           Voted - For
2.7 Election of Director: Kenneth G. Stowe              Management  For           Voted - For
2.8 Election of Director: G. Wesley Voorheis            Management  For           Voted - For
                                                        909





    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   The Appointment of Deloitte LLP As the Auditor of
    the Company for the Ensuing Year and the
    Authorization to the Board of Directors, Upon the
    Recommendation of the Audit Committee, to Fix the
    Auditor's Remuneration                               Management  For           Voted - For
INDEPENDENCE GROUP NL
CUSIP: Q48886107
Meeting Date: 21-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 2 and 3 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (2 and 3), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Re-election of Mr Peter Bilbe                        Management  For           Voted - For
2   Remuneration Report                                  Management  For           Voted - For
3   Issue of Performance Rights to Mr Christopher
    Bonwick                                              Management  For           Voted - For
KENMARE RESOURCES PLC
CUSIP: G52332106
Meeting Date: 29-May-13 Meeting Type: Annual General Meeting
1   To Consider the Directors' Report, the Financial
    Statements and the Independent Auditor's Report
    Thereon for the Year Ended 31 December 2012          Management  For           Voted - For
2   To Consider the Directors' Remuneration Report for
    the Year Ended 31 December 2012                      Management  For           Voted - Against
3.A Re-election of Director: Ms. S. Bianchi              Management  For           Voted - For
3.B Re-election of Director: Mr. M. Carvill              Management  For           Voted - For
3.C Re-election of Director: Mr. J. Deysel               Management  For           Voted - For
3.D Re-election of Director: Mr. T. Fitzpatrick          Management  For           Voted - For
3.E Re-election of Director: Ms. E. Headon               Management  For           Voted - For
3.F Re-election of Director: Mr. J. Loasby               Management  For           Voted - For
3.G Re-election of Director: Mr. T. Lowrie               Management  For           Voted - For
3.H Re-election of Director: Mr. T. Mccluskey            Management  For           Voted - For
4   To Elect Mr. S. Mctiernan As A Director              Management  For           Voted - For
5   To Elect Mr. G. Smith As A Director                  Management  For           Voted - For
6   To Authorise the Directors to Fix the Remuneration
    of the Auditors                                      Management  For           Voted - For
7   To Fix the Aggregate Ordinary Remuneration of the
    Non-executive Directors                              Management  For           Voted - For


910




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   Ordinary Resolution - to Authorise the Directors to
    Allot Relevant Securities (section 20)              Management  For           Voted - For
9   Special Resolution - to Empower the Directors to
    Allot Equity Securities for Cash (sections 23 and
    24)                                                 Management  For           Voted - For
10  Special Resolution - to Maintain Existing Authority
    to Convene an Egm by 14 Days' Notice                Management  For           Voted - Against
KINGSGATE CONSOLIDATED LTD
CUSIP: Q5318K103
Meeting Date: 21-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 2, 3 and 4 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (2, 3 and 4),- You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Re-election of Peter Mcaleer As A Director          Management  For           Voted - For
2   Ratify and Approve the Previous Share Issues        Management  For           Voted - For
3   Approval of Remuneration Report                     Management  For           Voted - For
4   Issue of Performance Rights to Gavin Thomas         Management  For           Voted - For
LAKE SHORE GOLD CORP, VANCOUVER
CUSIP: 510728108
Meeting Date: 15-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4
    and 5" 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.6 and 3 ". Thank You.             Non-Voting                Non-Voting
1   To Set the Number of Directors at 6                 Management  For           Voted - For
2.1 Election of Director: Alan Moon                     Management  For           Voted - For
2.2 Election of Director: Arnold Klassen                Management  For           Voted - For
2.3 Election of Director: Jonathan Gill                 Management  For           Voted - For
2.4 Election of Director: Frank Hallam                  Management  For           Voted - For
2.5 Election of Director: Peter Crossgrove              Management  For           Voted - For
2.6 Election of Director: Anthony Makuch                Management  For           Voted - For
3   Appointment of Deloitte LLP As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
4   All Unallocated Options, Rights Or Other
    Entitlements Under the Corporation's Stock Option
                                                        911





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Plan be Approved Until the Date That is Three Years
    from the Date Hereof, Being May 15, 2016             Management  For           Voted - For
5   By-law #2, Being A By-law Relating to Nominations
    for Election to the Board of Directors of the
    Corporation, Dated January 10, 2013, be Confirmed
    As A By-law for the Corporation                      Management  For           Voted - For
LIONGOLD CORP LTD
CUSIP: G5521X109
Meeting Date: 20-Dec-12 Meeting Type: Special General Meeting
1   The Proposed Change of Auditors:
    PricewaterhouseCoopers LLP                           Management  For           Voted - For
2   Proposed Adoption of the Liongold Performance Share
    Plan                                                 Management  For           Voted - For
Meeting Date: 22-May-13 Meeting Type: Special General Meeting
1   Authority to Directors to Issue Shares               Management  For           Voted - For
2   Increase in the Company's Authorised Share Capital   Management  For           Voted - Against
LONDON MINING PLC, LONDON
CUSIP: G56785101
Meeting Date: 22-May-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Company's Annual Accounts
    and the Directors' and Auditors' Reports             Management  For           Voted - For
2   To Approve the Directors' Remuneration Report        Management  For           Voted - Against
3   To Re-elect Sir Nicholas Bonsor As A Director        Management  For           Voted - For
4   To Re-elect Luciano Ramos As A Director              Management  For           Voted - For
5   To Elect Michael Miles As A Director                 Management  For           Voted - For
6   To Elect Alan Ferguson As A Director                 Management  For           Voted - For
7   To Reappoint Deloitte LLP As Auditors to the Company Management  For           Voted - For
8   To Authorise the Directors to Fix the Remuneration
    of the Auditors                                      Management  For           Voted - For
9   To Authorise the Directors to Allot Shares Under
    Section 551 Companies Act 2006                       Management  For           Voted - For
10  To Disapply Statutory Pre-emption Rights Under
    Section 570 Companies Act 2006                       Management  For           Voted - For
11  To Authorise the Company to Make Market Purchases
    of Its Own Ordinary Shares                           Management  For           Voted - For
12  To Authorise the Company and Any of Its
    Subsidiaries to Make Political Donations             Management  For           Voted - For
LONMIN PLC, LONDON
CUSIP: G56350112
Meeting Date: 19-Nov-12 Meeting Type: Ordinary General Meeting
1   Authorise the Directors to Allot Shares              Management  For           Voted - For
Meeting Date: 31-Jan-13 Meeting Type: Annual General Meeting
1   To Receive the 2012 Report and Accounts              Management  For           Voted - For
2   To Approve the 2012 Directors Remuneration Report    Management  For           Voted - Against
                                                         912





    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Reappoint the Auditors: KPMG Audit PLC           Management  For           Voted - For
4   To Authorise the Board to Agree the Auditors
    Remuneration                                        Management  For           Voted - For
5   To Re Elect Roger Phillimore                        Management  For           Voted - For
6   To Re Elect Ian Farmer                              Management  For           Voted - For
7   To Re Elect Len Konar                               Management  For           Voted - For
8   To Re Elect Jonathan Leslie                         Management  For           Voted - For
9   To Re Elect David Munro                             Management  For           Voted - For
10  To Re Elect Cyril Ramaphosa                         Management  For           Voted - For
11  To Re Elect Simon Scott                             Management  For           Voted - For
12  To Re Elect Mahomed Seedat                          Management  For           Voted - For
13  To Re Elect Karen De Segundo                        Management  For           Voted - For
14  To Re Elect Jim Sutcliffe                           Management  For           Voted - For
15  To Authorise the Directors to Allot Shares          Management  For           Voted - For
16  To Authorise the Purchase of Own Shares             Management  For           Voted - For
17  To Authorise A 14 Day Notice Period for General
    Meetings Other Than Annual General Meetings         Management  For           Voted - Against
18  To Approve the Balanced Scorecard Bonus Plan        Management  For           Voted - For
    Please Note That Important Additional Meeting
    Information is Available by Clic-king on the
    Material Url Link:
    Https://materials.proxyvote.com/approved/99999
    Z-/19840101/nps_151648.pdf                          Non-Voting                Non-Voting
    Please Note That Resolution 6 is Not Longer Valid
    As Ian Farmer Has Requested-to Step Down As Chief
    Executive Officer (ceo) Due to Serious Illness.
    Please V-ote Abstain on This Resolution. Thank You. Non-Voting                Non-Voting
    Please Note That This is A Revision Due Addition of
    Url Link and Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
LYNAS CORPORATION LTD, SYDNEY
CUSIP: Q5683J103
Meeting Date: 20-Nov-12    Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 5, and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposals Will be Disregarded by the
    Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposals. by Voting (for Or
    Against) on Proposals (1, 5, and 6),- You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposals and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - For
                                                        913





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Re-election of David Davidson                       Management  For           Voted - For
3   Re-election of Jacob Klein                          Management  For           Voted - For
4   Amendment to Constitution - Direct Voting           Management  For           Voted - For
5   Increase in Aggregate Directors Fees                Management  For           Voted - For
6   Subsequent Approval of Issue of Convertible Bonds -
    Mt Kellett                                          Management  For           Voted - For
MAG SILVER CORP
CUSIP: 55903Q104
Meeting Date: 18-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.1 to 1.9 and 2". Thank You.                      Non-Voting                Non-Voting
1.1 Election of Director: Daniel T. Macinnis            Management  For           Voted - For
1.2 Election of Director: Jonathan A. Rubenstein        Management  For           Voted - For
1.3 Election of Director: Eric H. Carlson               Management  For           Voted - For
1.4 Election of Director: Richard M. Colterjohn         Management  For           Voted - For
1.5 Election of Director: Derek C. White                Management  For           Voted - For
1.6 Election of Director: Peter K. Megaw                Management  For           Voted - For
1.7 Election of Director: Frank R. Hallam               Management  For           Voted - For
1.8 Election of Director: Richard P. Clark              Management  For           Voted - For
1.9 Election of Director: Peter D. Barnes               Management  For           Voted - For
2   To Appoint Deloitte LLP As Auditors of the
    Corporation for the Ensuing Year and to Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
3   To Approve the Continuation of the Shareholder
    Rights Plan                                         Management  For           Voted - For
MCEWEN MINING INC.
CUSIP: 58039P107 TICKER: MUX
Meeting Date: 16-May-13 Meeting Type: Annual
1   Director                                            Management
1   Robert R. Mcewen                                    Management  For           Voted - For
2   Michele L. Ashby                                    Management  For           Voted - For
3   Leanne M. Baker                                     Management  For           Voted - For
4   Donald R.m. Quick                                   Management  For           Voted - For
5   Michael L. Stein                                    Management  For           Voted - For
6   Allen V. Ambrose                                    Management  For           Voted - For
7   Richard W. Brissenden                               Management  For           Voted - For
2   Say on Pay - an Advisory Vote on the Approval of
    Compensation of our Named Executive Officers.       Management  For           Voted - For
3   To Ratify the Appointment of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Year Ending December 31, 2013.         Management  For           Voted - For
                                                        914





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
MEDUSA MINING LTD
CUSIP: Q59444101
Meeting Date: 15-Nov-12 Meeting Type: Annual General Meeting
1   Re-election of Director - Dr Robert Weinberg         Management  For           Voted - For
2   Disapplication of Pre-emptive Rights                 Management  For           Voted - For
3   Adoption of the Remuneration Report                  Management  For           Voted - For
    Voting Exclusions Apply to This Meeting for
    Proposal 3 and Votes Cast by Any I-ndividual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s Will-be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or Expect-to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") on the Releva-nt Proposal Items. by
    Doing So, You Acknowledge That You Have Obtained
    Benefit-or Expect to Obtain Benefit by the Passing
    of the Relevant Proposal/s. by Vot-ing (for Or
    Against) on Proposal (3), You Acknowledge That You
    Have Not Obtain-ed Benefit Neither Expect to Obtain
    Benefit by the Passing of the Relevant Pro-posal/s
    and You Comply with the Voting Exclusion.            Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Comment. If You Have Alr-eady Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You Decid-e to Amend Your Original Instructions.
    Thank You.                                           Non-Voting                Non-Voting
MINERAL DEPOSITS LIMITED, MELBOURNE, VICTORIA
CUSIP: Q6154S127
Meeting Date: 01-May-13 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 5 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1 and 5), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Adopt Remuneration Report                            Management  For           Voted - For
2   Re-election of Mr Martin Ackland As A Director       Management  For           Voted - For
3   Re-election of Dr Bobby Danchin As A Director        Management  For           Voted - For
4   Adoption of New Constitution                         Management  For           Voted - For
5   Increase in Non-executive Directors' Fee Pool        Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Record Date. If You Have-already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
                                                         915





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    You D-ecide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
MMX MINERACAO E METALICOS SA, BRASIL
CUSIP: P6829U102
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
I   To Examine, Discuss and Vote Upon the Board of
    Directors Annual Report, the Financial Statements
    Relating to Fiscal Year Ended December 31, 2012     Management  For           Voted - For
II  To Decide on the Allocation of the Results from the
    Year Ended on December 31, 2012                     Management  For           Voted - For
III To Elect the Members of the Board of Directors      Management  For           Voted - Against
IV  To Set the Global Remuneration of the Managers
    Board of Directors and Executive Committee          Management  For           Voted - For
Meeting Date: 30-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
I   To Amend Article 5 of the Corporate Bylaws, with
    Their Later Restatement, in Such A Way As to
    Reflect the Share Capital Increase Approved by the
    Management Within the Limit of the Authorized
    Capital                                             Management  For           Voted - For


916




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MOLYCORP, INC.
CUSIP: 608753109 TICKER: MCP
Meeting Date: 27-Jun-13 Meeting Type: Annual
1   Director                                            Management
1   Ross R. Bhappu                                      Management  For           Voted - For
2   C. Karayannopoulos                                  Management  For           Voted - For
3   Mark S. Kristoff                                    Management  For           Voted - For
4   Alec Machiels                                       Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As the Company's Independent Registered Public
    Accounting Firm for the Current Fiscal Year.        Management  For           Voted - For
MOUNT GIBSON IRON LTD
CUSIP: Q64224100
Meeting Date: 14-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 6 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (6), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
1   Re-election of Director - Chen Zhouping             Management  For           Voted - For
2   Election of Director - Li Shao Feng                 Management  For           Voted - For
3   Election of Director - Russell Barwick              Management  For           Voted - For
4   Election of Director - Paul Dougas                  Management  For           Voted - For
5   Election of Director - Simon Bird                   Management  For           Voted - For
6   Adoption of Remuneration Report                     Management  For           Voted - For
NEVSUN RESOURCES LTD
CUSIP: 64156L101
Meeting Date: 14-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.5 and 3". Thank You.              Non-Voting                Non-Voting
1   To Set the Number of Directors at Five (5)          Management  For           Voted - For
2.1 Election of Director: R. Stuart Angus               Management  For           Voted - For
2.2 Election of Director: Clifford T. Davis             Management  For           Voted - For
2.3 Election of Director: Robert J. Gayton              Management  For           Voted - For
2.4 Election of Director: Gary E. German                Management  For           Voted - For
2.5 Election of Director: Gerard E. Munera              Management  For           Voted - For


917




    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Appointment of KPMG LLP As Auditors of the Company
    for the Ensuing Year and Authorizing the Directors
    to Fix Their Remuneration                            Management  For           Voted - For
4   To Approve the Advance Notice Policy of the
    Company, the Details of Which are More Specifically
    Described in the Accompanying Information Circular   Management  For           Voted - For
NORTHAM PLATINUM LTD
CUSIP: S56540156
Meeting Date: 07-Nov-12 Meeting Type: Annual General Meeting
O.1 Adoption of the Annual Financial Statements          Management  For           Voted - For
O.2.1Re-election of Mr Me Beckett As A Director          Management  For           Voted - For
O.2.2Re-election of Dr Nj Dlamini As A Director          Management  For           Voted - For
O.2.3Re-election of Mr R Havenstein As A Director        Management  For           Voted - For
O.2.4Re-election of Mr Pl Zim As A Director              Management  For           Voted - For
O.3 Re-appointment of Ernst & Young Inc. (with the
    Designated Registered Auditor Being Crispen
    Maongera) As the Independent External Auditor of
    the Company                                          Management  For           Voted - For
O.4.1Re-election of Mr Ar Martin As A Member of the
    Audit and Risk Committee                             Management  For           Voted - For
O.4.2Re-election of Mr Me Beckett As A Member of the
    Audit and Risk Committee                             Management  For           Voted - For
O.4.3Re-election of Mr R Havenstein As A Member of the
    Audit and Risk Committee                             Management  For           Voted - For
O.4.4Re-election of Ms Et Kgosi As A Member of the Audit
    and Risk Committee                                   Management  For           Voted - Against
O.5 Approval of Group Remuneration Policy                Management  For           Voted - Against
O.6 Approval of Director's Remuneration Paid for the
    Year Ended 30 June 2012                              Management  For           Voted - For
S.1 Approval of Directors' Remuneration for the Year
    Ending 30 June 2013                                  Management  For           Voted - For
S.2 General Authority to Re-purchase Issued Shares       Management  For           Voted - For
S.3 Adoption of New Memorandum of Incorporation          Management  For           Voted - For
S.4 Financial Assistance in Terms of Section 45 of the
    Companies Act                                        Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion O.3. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Pro-xy Form Unless You Decide to Amend
    Your Original Instructions. Thank You.               Non-Voting                Non-Voting
NORTHERN STAR RESOURCES LTD
CUSIP: Q6951U101
Meeting Date: 30-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 4 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
                                                         918





                          GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Obtain Future Benefit You Should Not Vote (or
     Vote-"abstain") on the Relevant Proposal Items. by
     Doing So, You Acknowledge That-you Have Obtained
     Benefit Or Expect to Obtain Benefit by the Passing
     of The- Relevant Proposal/s. by Voting (for Or
     Against) on Proposals (1 and 4), You-acknowledge
     That You Have Not Obtained Benefit Neither Expect
     to Obtain-benefit by the Passing of the Relevant
     Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1    Adoption of Remuneration Report                      Management  For           Voted - For
2    Re-election of Director - Mr Peter Farris            Management  For           Voted - For
3    Re-election of Mr Peter O'connor                     Management  For           Voted - For
4    Grant of Options to Mr Peter O'connor                Management  For           Voted - For
NOVAGOLD RESOURCES INC, VANCOUVER BC
CUSIP: 6.70E+210
Meeting Date: 29-May-13   Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolutions "3 and
     4" and 'in Favor' Or 'abstain' Only For- Resolution
     Numbers "1.1 to 1.11 and 2". Thank You.              Non-Voting                Non-Voting
     Please Note That This Meeting Mentions Dissenter's
     Rights, Please Refer To-the Management Information
     Circular for Details                                 Non-Voting                Non-Voting
1.1  Election of Director: Sharon E. Dowdall              Management  For           Voted - For
1.2  Election of Director: Dr. Marc Faber                 Management  For           Voted - Against
1.3  Election of Director: Dr. Thomas S. Kaplan           Management  For           Voted - For
1.4  Election of Director: Gregory A. Lang                Management  For           Voted - For
1.5  Election of Director: Gillyeard J. Leathley          Management  For           Voted - For
1.6  Election of Director: Igor Levental                  Management  For           Voted - For
1.7  Election of Director: Kalidas V. Madhavpeddi         Management  For           Voted - For
1.8  Election of Director: Gerald J. Mcconnell            Management  For           Voted - For
1.9  Election of Director: Clynton R. Nauman              Management  For           Voted - For
1.10 Election of Director: Rick Van Nieuwenhuyse          Management  For           Voted - For
1.11 Election of Director: Anthony P. Walsh               Management  For           Voted - For
2    Appointment of PricewaterhouseCoopers LLP As
     Auditors of the Corporation for the Ensuing Year
     and Authorizing the Directors to Fix Their
     Remuneration                                         Management  For           Voted - For
3    To Consider And, If Deemed Advisable, Pass an
     Ordinary Resolution Authorizing the Company to
     Enter Into an Amending Agreement to an Escrow
     Agreement Governing Certain Escrowed Shares, As
     More Particularly Set Forth in Appendix A to the
     Accompanying Management Information Circular         Management  For           Voted - For
4    To Consider And, If Deemed Advisable, Pass A
     Special Resolution Authorizing the Continuance of
     the Company to British Columbia, As More
     Particularly Set Forth in Appendix B to the
     Accompanying Management Information Circular         Management  For           Voted - For
                                                          919





    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
NYRSTAR NV, BRUXELLES
CUSIP: B6372M106
Meeting Date: 24-Apr-13  Meeting Type: MIX
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged       Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa)
    May be Required in Order to Lodge and Execute Your
    Voting Instruc-tions in This Market. Absence of A
    Poa, May Cause Your Instructions to be Reje- Cted.
    If You Have Any Questions, Please Contact Your
    Client Service Representa-tive                      Non-Voting                Non-Voting
A.1 Reports on the Statutory Financial Statements       Non-Voting                Non-Voting
A.2 Approval of the Statutory Financial Statements      Management  For           Voted - For
A.3 Reports on the Consolidated Financial Statements    Non-Voting                Non-Voting
A.4 Consolidated Financial Statements                   Non-Voting                Non-Voting
A.5 Discharge from Liability of the Directors           Management  For           Voted - For
A.6 Discharge from Liability of the Statutory Auditor   Management  For           Voted - For
A.7 Remuneration Report                                 Management  For           Voted - Against
A.8 Re-appointment of Director: Mr. Oyvind Hushovd      Management  For           Voted - For
A.9 Possibility to Pay Out Annual Incentive Plan
    Entitlements in Deferred Shares                     Management  For           Voted - For
A.10 Approval of the 2013 Lesop                         Management  For           Voted - For
E.1 Submission of Special Report                        Non-Voting                Non-Voting
E.2 Approve Reduction in Share Capital                  Management  For           Voted - For
E.3 Renewal of the Powers of the Board of Directors
    Under the Authorised Capital                        Management  For           Voted - Against
II  In Case New Items are Included on the Agenda of the
    Meetings, the Special Proxy Holder Shall: be
    Entitled to Vote on Such Items Or Abstain from
    Voting on Such Items                                Management  For           Voted - Against
III In Case the Aforementioned Annual General Meeting
    And/or Extraordinary General Meeting Would be
    Postponed Or Suspended, the Special Proxy Holder
    Shall Have the Power to Represent the Undersigned
    at Subsequent Meetings Having the Same Agenda, As
    Relevant                                            Management  For           Voted - Against
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be A Se-cond Call on 23 May
    2013. Consequently, Your Voting Instructions Will
    Remain V-alid for All Calls Unless the Agenda is
    Amended. Thank You.                                 Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of 2nd Call Date. If You Ha-ve Already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You-decide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
                                                        920





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 23-May-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) May
    be Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
1   Receive Special Board Report                        Non-Voting                Non-Voting
2   Approve Reduction in Share Capital                  Management  For           Voted - For
3   Renew Authorization to Increase Share Capital
    Within the Framework of Authorized Capital          Management  For           Voted - Against
    Please Note That This is A Revision Due to Change
    in Meeting Type from Sgm To-egm. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy F-orm Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
OCEANAGOLD CORP
CUSIP: C6796P114
Meeting Date: 17-May-13 Meeting Type: MIX
    Voting Exclusions Apply to This Meeting for
    Proposals 4, 5 and 6 and Votes Cas-t by Any
    Individual Or Related Party Who Benefit from the
    Passing of the Propo-sal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained Benefit-or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote "abstain") On-the Relevant Proposal Items.
    by Doing So, You Acknowledge That You Have
    Obtain-ed Benefit Or Expect to Obtain Benefit by
    the Passing of the Relevant Proposal-/s. by Voting
    (for Or Against) on Proposals (4, 5 and 6), You
    Acknowledge That-you Have Not Obtained Benefit
    Neither Expect to Obtain Benefit by the Passing-of
    the Relevant Proposal/s and You Comply with the
    Voting Exclusion.                                   Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolutions "3, 4,
    5 and 6" and 'in Favor' Or 'abstain' Only for
    Resoluti-on Numbers "1.a to 1.c and 2". Thank You.  Non-Voting                Non-Voting
1.a Election of Director: Mr James E. Askew             Management  For           Voted - For
1.b Election of Director: Mr J. Denham Shale            Management  For           Voted - For
1.c Election of Director: Mr Michael F. Wilkes          Management  For           Voted - For
2   To Appoint PricewaterhouseCoopers As the Auditor of
    the Company to Hold Office Until the Close of the
    Next Annual Meeting of Shareholders                 Management  For           Voted - For
                                                        921





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Approve Amendments to the Articles of the
    Company: Articles 14.1, 14.4, 14.8, 14.10, 14.11,
    14.12 and 26.2(e)                                  Management  For           Voted - For
4   To Approve Previous Issue of 30,000,000 Shares on
    December 19, 2012                                  Management  For           Voted - For
5   To Approve the Grant of 252,778 Performance Rights
    to Mr Michael F. Wilkes                            Management  For           Voted - For
6   To Approve an Increase to Non-executive Directors'
    Aggregate Fees from Aud 830,000 to Aud 1,000,000
    Per Annum                                          Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Article Numbers in Resol-ution 3 and
    Modification in Voting Exclusion Comment. If You
    Have Already Sent-in Your Votes, Please Do Not
    Return This Proxy Form Unless You Decide to Amen-d
    Your Original Instructions. Thank You.             Non-Voting                Non-Voting
ORBITE ALUMINAE INC, MONTREAL, QC
CUSIP: 68558C106
Meeting Date: 20-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain' For-all Resolutions. Thank
    You.                                               Non-Voting                Non-Voting
1.1 Election of Director: Richard Boudreault           Management  For           Voted - For
1.2 Election of Director: Claude Lamoureux             Management  For           Voted - For
1.3 Election of Director: Pascal Decary                Management  For           Voted - For
1.4 Election of Director: Perter Alexander Crossgrove  Management  For           Voted - For
1.5 Election of Director: Lionel Leveille              Management  For           Voted - For
1.6 Election of Director: Pierre B. Meunier            Management  For           Voted - For
1.7 Election of Director: Stephane Bertrand            Management  For           Voted - For
1.8 Election of Director: Christian L. Van Houtte      Management  For           Voted - For
1.9 Election of Director: Jean-sebastien David         Management  For           Voted - For
2   Appointment of KPMG LLP As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration            Management  For           Voted - Against
PACIFIC METALS CO.,LTD.
CUSIP: J63481105
Meeting Date: 27-Jun-13 Meeting Type: Annual General Meeting
1.1 Appoint A Director                                 Management  For           Voted - For
1.2 Appoint A Director                                 Management  For           Voted - For
1.3 Appoint A Director                                 Management  For           Voted - For
1.4 Appoint A Director                                 Management  For           Voted - For
1.5 Appoint A Director                                 Management  For           Voted - For
1.6 Appoint A Director                                 Management  For           Voted - For
1.7 Appoint A Director                                 Management  For           Voted - For
1.8 Appoint A Director                                 Management  For           Voted - For
1.9 Appoint A Director                                 Management  For           Voted - For


922




    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Allow Board to Authorize Use of Free Share Options
    As Anti-takeover Defense Measure                     Management  For           Voted - Against
PALADIN ENERGY LIMITED
CUSIP: Q7264T104
Meeting Date: 22-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 4, 5 and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of the Pr-oposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained Benef-it
    Or Expect to Obtain Future Benefit You Should Not
    Vote (or Vote "abstain")- on the Relevant Proposal
    Items. by Doing So, You Acknowledge That You Have
    Obt-ained Benefit Or Expect to Obtain Benefit by
    the Passing of the Relevant Propo-sal/s. by Voting
    (for Or Against) on Proposals (1, 4, 5 and 6), You
    Acknowledg-e That You Have Not Obtained Benefit
    Neither Expect to Obtain Benefit by the P-assing of
    the Relevant Proposal/s and You Comply with the
    Voting Exclusion.                                    Non-Voting                Non-Voting
1   Remuneration Report                                  Management  For           Voted - For
2   Re-election of Director- Mr Donald Shumka            Management  For           Voted - For
3   Re-election of Director - Mr Peter Donkin            Management  For           Voted - For
4   Employee Performance Share Rights Plan               Management  For           Voted - For
5   Contractor Performance Share Rights Plan             Management  For           Voted - For
6   Ratification of Issue of Securities                  Management  For           Voted - For
7   Renewal of the Company's Proportional Takeover
    Approval Provisions                                  Management  For           Voted - For
PANAUST LTD
CUSIP: Q7283A110
Meeting Date: 17-May-13 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 2 and 6 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposal (2 and 6), You- Acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
2   Adoption of Remuneration Report (non-binding
    Resolution)                                          Management  For           Voted - For
3   Election of Ms Annabelle Chaplain As A Director      Management  For           Voted - For
4   Re-election of Mr Geoffrey Billard As A Director     Management  For           Voted - For
                                                         923





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Re-election of Mr Zezhong Li As A Director          Management  For           Voted - For
6   Approval of Issue of Shares and Advance of Loan
    Under the Executive Long Term Share Plan            Management  For           Voted - For
PERSEUS MINING LTD
CUSIP: Q74174105
Meeting Date: 23-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 4 to 7 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1 and 4 to 7),-you
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - For
2   Re-election of Director, Rhett Brans                Management  For           Voted - For
3   Re-election of Director, Sean Harvey                Management  For           Voted - For
4   Approval of Performance Rights Plan                 Management  For           Voted - For
5   Issue of Performance Rights to Mark Calderwood      Management  For           Voted - For
6   Issue of Performance Rights to Colin Carson         Management  For           Voted - For
7   Issue of Performance Rights to Rhett Brans          Management  For           Voted - For
PETROPAVLOVSK PLC
CUSIP: G7053A101
Meeting Date: 07-Mar-13 Meeting Type: Ordinary General Meeting
1   That the Proposed Issue by Irc Of: (i) Up to
    1,962,500,000 New Shares of Irc (irc Shares) and
    the Related Transactions (the Transaction) on the
    Terms and Subject to the Conditions of the General
    Nice Subscription Agreement and Minmetals
    Cheerglory Subscription Agreement Each As Defined
    and Described in the Circular to Shareholders of
    the Company Dated 18 February 2013 of Which This
    Notice Forms Part (the Circular), and (ii) If
    1,962,500,000 Irc Shares are Not Issued Pursuant to
    the Transaction, Up to the Number of Irc Shares
    Equal to 1,962,500,000 Less the Number of Irc
    Shares Issued Pursuant to the Transaction to Such
    Persons and on Such Terms As Irc May Determine be
    Approved and That Each and Any of the Directors and
    the Secretary of the Company, be Authorised to
    Conclude and Implement the Transaction in
    Accordance Contd                                    Management  For           Voted - For
                                                        924





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Contd with Such Terms and Conditions and the
    Related Documentation and To-make Such Non-
    Material Modifications, Variations, Waivers and
    Extensions Of-any of the Terms of the Transaction
    and be Further Authorised to Approve The-issue of
    Any Such Additional Irc Shares Whose Issue is
    Authorised in (ii)-above                            Non-Voting                Non-Voting
Meeting Date: 11-Jun-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Accounts and the Reports
    of the Directors and Auditors Thereon               Management  For           Voted - For
2   To Receive and Approve the Directors' Remuneration
    Report                                              Management  For           Voted - For
3   To Declare A Final Dividend and to Approve the
    Related Arrangements                                Management  For           Voted - For
4   To Re-appoint Deloitte LLP As Auditors of the
    Company                                             Management  For           Voted - For
5   To Authorise the Directors to Determine the
    Remuneration of the Auditors                        Management  For           Voted - For
6   To Re-elect Mr Peter Hambro As A Director of the
    Company                                             Management  For           Voted - For
7   To Re-elect Mr Sergey Ermolenko As A Director of
    the Company                                         Management  For           Voted - Against
8   To Re-elect Mr Andrey Maruta As A Director of the
    Company                                             Management  For           Voted - For
9   To Re-elect Dr Alfiya Samokhvalova As A Director of
    the Company                                         Management  For           Voted - For
10  To Re-elect Mr Martin Smith As A Director of the
    Company                                             Management  For           Voted - For
11  To Re-elect Dr Graham Birch As A Director of the
    Company                                             Management  For           Voted - For
12  To Re-elect Ms Rachel English As A Director of the
    Company                                             Management  For           Voted - For
13  To Re-elect Sir Malcolm Field As A Director of the
    Company                                             Management  For           Voted - For
14  To Re-elect Lord Guthrie As A Director of the
    Company                                             Management  For           Voted - For
15  To Re-elect Dr David Humphreys As A Director of the
    Company                                             Management  For           Voted - For
16  To Re-elect Sir Roderic Lyne As A Director of the
    Company                                             Management  For           Voted - For
17  To Re-elect Mr Charles Mcveigh III As A Director of
    the Company                                         Management  For           Voted - For
18  To Authorise the Directors to Allot Shares          Management  For           Voted - For
19  To Disapply Statutory Pre-emption Rights            Management  For           Voted - For
20  To Authorise the Company to Purchase Shares         Management  For           Voted - For
21  To Allow General Meetings to be Called on 14 Clear
    Days' Notice                                        Management  For           Voted - Against


925




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
PREMIER GOLD MINES LIMITED, THUNDER BAY, ON
CUSIP: 74051D104
Meeting Date: 27-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    in Favor Or Against Only-for Resolutions 3 and 4
    and in Favor Or Abstain Only for Resolution
    Numbers-1.a to 1.g and 2. Thank You.                Non-Voting                Non-Voting
1.a Election of Director: John A. Begeman               Management  For           Voted - For
1.b Election of Director: Jean-pierre Colin             Management  For           Voted - For
1.c Election of Director: Ewan S. Downie                Management  For           Voted - For
1.d Election of Director: Henry J. Knowles              Management  For           Voted - For
1.e Election of Director: Claude Lemasson               Management  For           Voted - For
1.f Election of Director: Eberhard Scherkus             Management  For           Voted - For
1.g Election of Director:john Seaman                    Management  For           Voted - For
2   The Appointment of Grant Thornton LLP, As the
    Auditor of the Corporation and the Authorization of
    the Directors of the Corporation to Fix the
    Remuneration to be Paid to the Auditor, As More
    Particularly Described in the Management
    Information Circular of the Corporation             Management  For           Voted - Against
3   A Resolution, with Or Without Variation, Approving
    the Unallocated Rights, Options Or Other
    Entitlements Under the Share Option Plan Forming A
    Part of the Amended and Restated Share Incentive
    Plan of the Corporation, As More Particularly
    Described in the Management Information Circular of
    the Corporation                                     Management  For           Voted - For
4   A Resolution, with Or Without Variation, Approving
    and Confirming an Amendment to the By-laws of the
    Corporation (by-law No. 1) To, As More Particularly
    Described in the Management Information Circular of
    the Corporation                                     Management  For           Voted - For
PT ANEKA TAMBANG (PERSERO) TBK
CUSIP: Y7116R158
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
1   Approval of Company's Annual Report Regarding
    Condition in Year 2012 Including Supervisory Report
    of Board of Commissioners, Ratification of
    Company's Financial Report Year 2012, and to
    Release and Discharge the Board of Directors and
    Board of Commissioners (volledig Acquit Et De
    Charge) of Their Managerial and Supervision During
    Year 2012                                           Management  For           Voted - For
2   Ratification of Annual Report for Partnership and
    Community Development Program and to Discharge
    Board of Director and Commissioner from Their
    Managerial Supervision for Financial Year 2012      Management  For           Voted - For
3   Appropriation of the Company's Net Profit Including
    Dividend Distribution for Financial Year 2012       Management  For           Voted - For


926




    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Determination of Tantiem for Board of Directors and
    Commissioners for Financial Year 2012 and
    Salary/honorarium for Financial Year 2013            Management  For           Voted - For
5   Appointment of Public Accountant to Audit Company's
    Annual Report for Financial Year 2013 and Report of
    Partnership and Community Development Program for
    Financial Year 2013                                  Management  For           Voted - For
6   Approval of Increasing of Pension Benefit for
    Company's Employee and Amendment of Antam's Pension
    Fund Regulation                                      Management  For           Abstain
7   Discharging and Re-appointment of Board of Directors Management  For           Abstain
8   Discharging and Re-appointment of Board of
    Commissioner                                         Management  For           Abstain
RAINY RIVER RESOURCES LTD, TORONTO ON
CUSIP: 75101R100
Meeting Date: 28-May-13     Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    " 1.1 to 1.7 and 2". Thank You.                      Non-Voting                Non-Voting
1.1 Election of Director : Stuart Averill                Management  For           Voted - For
1.2 Election of Director : Leo Berezan                   Management  For           Voted - For
1.3 Election of Director : James Excell                  Management  For           Voted - For
1.4 Election of Director : Dale Peniuk                   Management  For           Voted - For
1.5 Election of Director : Richard Pettit                Management  For           Voted - For
1.6 Election of Director : Gerald Shields                Management  For           Voted - For
1.7 Election of Director : Raymond Threlkeld             Management  For           Voted - For
2   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants, As Auditors of the Company
    for the Ensuing Year                                 Management  For           Voted - For
3   To Ratify and Confirm the Adoption of the Company's
    Advance Notice Policy As Set Out in the Management
    Information Circular of the Company                  Management  For           Voted - For
RASPADSKAYA OAO, MEZHDURECHENSK
CUSIP: X7457E106
Meeting Date: 27-May-13     Meeting Type: Annual General Meeting
1   On the Company's Annual Statement, Balance Sheet,
    Profit and Loss, Profit and Loss Distribution        Management  For           Voted - For
2   Election of the Auditor                              Management  For           Abstain
3   Approval of the Auditor of Annual Accounting
    Records of Jsc Raspadskaya                           Management  For           Voted - For
4   Approval of the Auditor of Consolidated Financial
    Statements of Jsc Raspadskaya                        Management  For           Voted - For
5   Approval of A New Edition of the Company Charter     Management  For           Abstain
6   On Devolution of Powers of the Company Executive
    Body to A Management Company                         Management  For           Voted - For
    Please Note That Cumulative Voting Applies to This
    Resolution Regarding The-election of Directors.


927




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Standing Instructions Have Been Removed for
    This-meeting. Please Note That Only A Vote "for"
    the Director Will be Cumulated.-please Contact Your
    Client Service Representative If You Have Any
    Questions.                                          Non-Voting                Non-Voting
7.1 Approval of Bod Member: Elect Kozovoy G.i.          Management  For           Voted - Against
7.2 Approval of Bod Member: Elect Lifshich I.m.         Management  For           Voted - Against
7.3 Approval of Bod Member: Elect Stepanov S.s.         Management  For           Voted - Against
7.4 Approval of Bod Member: Elect Townsend J.r.         Management  For           Voted - For
7.5 Approval of Bod Member: Elect Terry John Robinson   Management  For           Voted - Against
7.6 Approval of Bod Member: Elect Frolov A.v.           Management  For           Voted - Against
7.7 Approval of Bod Member: Elect Eric Hugh John Stoill Management  For           Voted - For
RESOLUTE MINING LTD, PERTH WA
CUSIP: Q81068100
Meeting Date: 27-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 3 and 4 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1, 3 and 4),- You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - For
2   Election of Mr Peter Ernest Huston As Director      Management  For           Voted - For
3   Adoption of Resolute Mining Performance Rights Plan Management  For           Voted - For
4   Issue of Performance Rights to Mr Peter Sullivan    Management  For           Voted - For
RIO ALTO MINING LTD, CALGARY AB
CUSIP: 76689T104
Meeting Date: 31-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4
    and 5" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "2.1 to 2.8 and 3". Thank
    You.                                                Non-Voting                Non-Voting
1   To Set the Number of Directors at 8                 Management  For           Voted - For
2.1 Election of Director: Klaus Zeitler                 Management  For           Voted - For
2.2 Election of Director: Alexander Black               Management  For           Voted - For
2.3 Election of Director: Anthony Hawkshaw              Management  For           Voted - For
2.4 Election of Director: Victor Gobitz                 Management  For           Voted - For
2.5 Election of Director: Ram Ramachandran              Management  For           Voted - For
                                                        928





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.6 Election of Director: Roger Norwich                 Management  For           Voted - For
2.7 Election of Director: Drago Kisic                   Management  For           Voted - For
2.8 Election of Director: Sidney Robinson               Management  For           Voted - For
3   Appointment of Auditors: Appointment of Grant
    Thornton LLP, Chartered Accountants As Auditors of
    the Company for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
4   Confirmation of Shareholder Rights Plan Agreement :
    Approval and Confirmation of the Shareholder Rights
    Plan Agreement Dated August 26, 2010, As Amended    Management  For           Voted - For
5   Other Business: to Transact Such Other Business As
    May be Properly Brought Before the Meeting Or Any
    Adjournment Thereof                                 Management  For           Voted - Against
ROXGOLD INC
CUSIP: 779899202
Meeting Date: 25-Sep-12 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions 1 and
    4 and 'in Favor' Or 'abstain' Only for
    Resolutions-2.1 to 2.5 and 3. Thank You.            Non-Voting                Non-Voting
1   To Set the Number of Directors at Five              Management  For           Voted - For
2.1 Election of Director: Peter R. Jones                Management  For           Voted - For
2.2 Election of Director: Brett Richards                Management  For           Voted - For
2.3 Election of Director: John L. Knowles               Management  For           Voted - For
2.4 Election of Director: Gordon Pridham                Management  For           Voted - For
2.5 Election of Director: Richard J. Mazur              Management  For           Voted - For
3   Appointment of Mnp LLP As Auditor of the Company
    for the Ensuing Year and Authorizing the Directors
    to Fix Their Remuneration                           Management  For           Voted - For
4   To Ratify and Approve the Continuance of the
    Company's 10% Rolling Stock Option Plan, As Amended Management  For           Voted - For
    Please Note That This is A Management Meeting.
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
RTI INTERNATIONAL METALS, INC.
CUSIP: 74973W107 TICKER: RTI
Meeting Date: 26-Apr-13 Meeting Type: Annual
1   Director                                            Management
1   Daniel I. Booker                                    Management  For           Voted - For
2   Ronald L. Gallatin                                  Management  For           Voted - For
3   Robert M. Hernandez                                 Management  For           Voted - For
4   Dawne S. Hickton                                    Management  For           Voted - For
5   Edith E. Holiday                                    Management  For           Voted - For
6   Jerry Howard                                        Management  For           Voted - For


929




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   Rokus L. Van Iperen                                 Management  For           Voted - For
8   Mario Longhi                                        Management  For           Voted - For
9   Bryan T. Moss                                       Management  For           Voted - For
10  James A. Williams                                   Management  For           Voted - For
2   Ratification of Appointment of
    PricewaterhouseCoopers LLP As Independent
    Registered Public Accountants for 2013.             Management  For           Voted - For
3   Advisory Approval of Compensation of Named
    Executive Officers.                                 Management  For           Voted - For
RUBICON MINERALS CORPORATION, VANCOUVER BC
CUSIP: 780911103
Meeting Date: 26-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "2" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1 and 3.1 to 3.8 ". Thank You.                     Non-Voting                Non-Voting
1   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
2   To Set the Number of Directors at Eight (8)         Management  For           Voted - For
3.1 Election of Director: David W. Adamson              Management  For           Voted - For
3.2 Election of Director: Christopher J. Bradbrook      Management  For           Voted - For
3.3 Election of Director: Julian Kemp                   Management  For           Voted - For
3.4 Election of Director: Michael A. Lalonde            Management  For           Voted - For
3.5 Election of Director: David R. Reid                 Management  For           Voted - For
3.6 Election of Director: Peter M. Rowlandson           Management  For           Voted - For
3.7 Election of Director: Bruce A. Thomas, Q.c.         Management  For           Voted - For
3.8 Election of Director: Michael D. Winship            Management  For           Voted - For
SANDFIRE RESOURCES NL
CUSIP: Q82191109
Meeting Date: 27-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 1 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (1), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
1   Non Binding Resolution to Adopt Remuneration Report Management  For           Voted - For
2   Re-election of Derek La Ferla As A Director         Management  For           Voted - For


930




                          GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Re-election of Soocheol Shin As A Director          Management  For           Voted - For
SANDSTORM GOLD LTD, VANCOUVER BC
CUSIP: 80013R206
Meeting Date: 10-May-13   Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4,
    5, 6 and 7" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "2.1 to 2.5 and 3". Thank
    You.                                                Non-Voting                Non-Voting
1   To Set the Number of Directors at Five (5)          Management  For           Voted - For
2.1 Election of Director: Nolan Watson                  Management  For           Voted - For
2.2 Election of Director: David Awram                   Management  For           Voted - Against
2.3 Election of Director: David E. De Witt              Management  For           Voted - For
2.4 Election of Director: Andrew T. Swarthout           Management  For           Voted - For
2.5 Election of Director: John P.a. Budreski            Management  For           Voted - For
3   Appointment of Deloitte LLP As Auditors of the
    Company for the Ensuing Year and Authorizing the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
4   To Consider And, If Deemed Appropriate, to Pass,
    with Or Without Variation, an Ordinary Resolution
    to Approve Unallocated Options Under the Company's
    Rolling 10% Stock Option Plan, As More Fully
    Described in the Management Information Circular    Management  For           Voted - For
5   To Consider And, If Deemed Appropriate, to Pass,
    with Or Without Variation, an Ordinary Resolution
    to Approve the Company's Amended and Restated
    Rolling 10% Stock Option Plan, As More Fully
    Described in the Management Information Circular    Management  For           Voted - For
6   To Consider And, If Deemed Appropriate, to Pass,
    with Or Without Variation, an Ordinary Resolution
    to Ratify and Approve an Amendment to the Company's
    Restricted Share Plan Which Increases the Number of
    Common Shares Which May be Reserved for Issuance
    from Treasury by the Company Under Its Restricted
    Share Plan from A Maximum of 800,000 Common Shares
    to A Maximum of 2,800,000 Common Shares, As More
    Fully Described in the Management Information
    Circular                                            Management  For           Voted - For
7   To Transact Such Other Business As May Properly
    Come Before the Meeting Or Any Adjournment Thereof  Management  For           Voted - Against
SEABRIDGE GOLD INC.
CUSIP: 811916105 TICKER: SA
Meeting Date: 26-Jun-13   Meeting Type: Annual
1   Director                                            Management
1   James S. Anthony                                    Management  For           Voted - For
2   A. Frederick Banfield                               Management  For           Voted - For
3   D. Scott Barr                                       Management  For           Voted - For
4   Thomas C. Dawson                                    Management  For           Voted - For
5   Louis J. Fox                                        Management  For           Voted - For
                                                        931





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Rudi P. Fronk                                       Management  For           Voted - For
7   Eliseo Gonzalez-urien                               Management  For           Voted - For
8   Jay S. Layman                                       Management  For           Voted - For
2   Appointment of KPMG LLP, Chartered Accountants, As
    Auditors of the Corporation for the Ensuing Year.   Management  For           Voted - For
3   To Authorize the Directors to Fix the Auditors
    Remuneration.                                       Management  For           Voted - For
4   To Approve, by A Majority of Disinterested
    Shareholders, an Increase in the Number of Shares
    Reserved for Issue Under the Corporation's Stock
    Option Plan by 665,000 Shares and Grants of 665,000
    Stock Options in Total to Directors and Senior
    Officers.                                           Management  For           Voted - For
5   To Approve an Increase in the Number of Shares
    Reserved for Issue Under the Corporation's Stock
    Option Plan by 215,000 Shares.                      Management  For           Voted - For
6   To Transact Such Other Business As May Properly
    Come Before the Meeting.                            Management  For           Voted - Against
SEMAFO INC, SAINT-LAURENT QC
CUSIP: 816922108
Meeting Date: 13-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "1.1 to 1.7 and 2". Thank You.                      Non-Voting                Non-Voting
1.1 Election of Director: Terence F. Bowles             Management  For           Voted - For
1.2 Election of Director: Benoit Desormeaux             Management  For           Voted - For
1.3 Election of Director: Jean Lamarre                  Management  For           Voted - For
1.4 Election of Director: John Leboutillier             Management  For           Voted - For
1.5 Election of Director: Gilles Masson                 Management  For           Voted - For
1.6 Election of Director: Lawrence Mcbrearty            Management  For           Voted - For
1.7 Election of Director: Tertius Zongo                 Management  For           Voted - For
2   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Determine Their
    Compensation                                        Management  For           Voted - For
3   Advisory Resolution on the Corporation's Approach
    to Executive Compensation                           Management  For           Voted - Against
SHERRITT INTERNATIONAL CORP, TORONTO ON
CUSIP: 823901103
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'- Only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1.1 Election of Director: R. Peter Gillin               Management  For           Voted - For
1.2 Election of Director: Sir Richard Lapthorne         Management  For           Voted - For
1.3 Election of Director: Edythe A. (dee) Marcoux       Management  For           Voted - For
1.4 Election of Director: Bernard Michel                Management  For           Voted - For


932




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.5 Election of Director: John R. Moses                 Management  For           Voted - For
1.6 Election of Director: David V. Pathe                Management  For           Voted - For
1.7 Election of Director: Harold (hap) Stephen          Management  For           Voted - For
2   The Appointment of Deloitte LLP, Chartered
    Accountants, As Auditor and the Authorization of
    the Directors to Fix Their Compensation             Management  For           Voted - For
SHOUGANG FUSHAN RESOURCES GROUP LTD
CUSIP: Y7760F104
Meeting Date: 18-Jun-13 Meeting Type: Annual General Meeting
    Please Note in the Hong Kong Market That A Vote of
    "abstain" Will be Treated-the Same As A "take No
    Action" Vote.                                       Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url Links:-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0418/ltn20130418370.pdf-and-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0418/ltn20130418313.pdf                        Non-Voting                Non-Voting
1   To Receive the Report of the Directors and the
    Audited Financial Statements for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Declare A Final Dividend for the Year Ended 31
    December 2012                                       Management  For           Voted - For
3.A To Re-elect Mr. Chen Zhaoqiang As Director          Management  For           Voted - For
3.B To Re-elect Mr. Liu Qingshan As Director            Management  For           Voted - For
3.C To Re-elect Mr. Kee Wah Sze As Director             Management  For           Voted - For
3.D To Re-elect Mr. Chan Pat Lam As Director            Management  For           Voted - For
3.E To Re-elect Mr. Chan Chung Chun As Director         Management  For           Voted - For
4   To Appoint Auditor and to Authorise the Directors
    to Fix Its Remuneration                             Management  For           Voted - For
5   To Pass Resolution 5 of the Agm Notice - to Give A
    General Mandate to the Directors to Issue and
    Dispose of Shares Not Exceeding 20% of the Existing
    Issued Share Capital of the Company                 Management  For           Voted - Against
6   To Pass Resolution 6 of the Agm Notice - to Give A
    General Mandate to the Directors to Repurchase
    Shares Not Exceeding 10% of the Existing Issued
    Share Capital of the Company                        Management  For           Voted - For
7   To Pass Resolution 7 of the Agm Notice - to Add,
    Conditional Upon the Passing of Resolution 6 Above,
    the Nominal Amount of Repurchased Shares to the
    General Mandate Given to the Directors to Allot
    Shares                                              Management  For           Voted - Against
SILVER LAKE RESOURCES LTD, PERTH
CUSIP: Q85014100
Meeting Date: 23-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 4 to 7 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
                                                        933





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposal (1 and 4 to 7),- You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Non Binding Resolution to Adopt Remuneration Report Management  For           Voted - For
2   Re-election of Mr Brian Kennedy As A Director       Management  For           Voted - Against
3   Re-election of Mr David Griffiths As A Director     Management  For           Voted - For
4   Long Term Incentive Plan                            Management  For           Voted - For
5   Approval of Termination Benefit Under Mr Leslie
    Davis' Service Agreement                            Management  For           Voted - For
6   Approval of Termination Benefit Under Mr
    Christopher Banasik's Service Agreement             Management  For           Voted - For
7   Increase in Directors' Fees                         Management  For           Voted - For
8   To Renew the Company's Proportional Takeover
    Provisions                                          Management  For           Voted - For
SILVER STANDARD RESOURCES INC, VANCOUVER
CUSIP: 82823L106
Meeting Date: 09-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution Number
    "1" and 'in Favor' Or 'abstain' for
    Resolution-numbers "2.1 to 2.7 and 3". Thank You.   Non-Voting                Non-Voting
1   To Set the Number of Directors at Seven             Management  For           Voted - For
2.1 Election of Director: Peter W. Tomsett              Management  For           Voted - For
2.2 Election of Director: A. E. Michael Anglin          Management  For           Voted - For
2.3 Election of Director: Richard C. Campell, Mbe       Management  For           Voted - For
2.4 Election of Director: Gustavo A. Herrero            Management  For           Voted - For
2.5 Election of Director: Richard D. Paterson           Management  For           Voted - For
2.6 Election of Director: Steven P. Reid                Management  For           Voted - For
2.7 Election of Director: John Smith                    Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP, As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
ST BARBARA LTD
CUSIP: Q8744Q108
Meeting Date: 22-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 2, 5 and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the


934




    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (2, 5 and 6),- You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                                Non-Voting                Non-Voting
2   Adoption of Remuneration Report                      Management  For           Voted - For
3   Re-election of Director - Mr Saul Jonathan Colin
    Wise                                                 Management  For           Voted - For
4   Re-election of Director - Mr Phillip Clive Lockyer   Management  For           Voted - For
5   Increase in Non-executive Directors' Fee Cap         Management  For           Voted - For
6   Approval of the Issue of Performance Rights to Mr
    Timothy James Lehany, Managing Director and Chief
    Executive Officer                                    Management  For           Voted - For
7   Approval of Financial Assistance Provided by Allied
    Gold Mining Limited's Australian Subsidiaries        Management  For           Voted - For
SUNDANCE RESOURCES LTD
CUSIP: Q8802V106
Meeting Date: 30-Nov-12   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 4 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1 and 4), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Non Binding Resolution to Adopt Remuneration Report  Management  For           Voted - Against
2   Re-election of Mr Barry Eldridge As A Director       Management  For           Voted - For
3   Re-election of Ms Fiona Harris As A Director         Management  For           Voted - For
4   Ratification of Capital Raising                      Management  For           Voted - For
Meeting Date: 14-Dec-12   Meeting Type: Scheme Meeting
1   To Consider the Company's Scheme of Arrangement
    ("scheme") with Hanlong (africa) Mining Investment
    Limited ("hanlong")                                  Management  For           Voted - For


935




    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
SYRAH RESOURCES LTD, MELBOURNE
CUSIP: Q8806E100
Meeting Date: 13-Nov-12    Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 4, 5 and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1, 4, 5 and 6),-you
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                   Non-Voting
1   Adoption of Remuneration Report                     Management     For           Voted - For
2   Re-election of Mr. Alistair Campbell                Management     For           Voted - For
3   Re-election of Mr. Tom Eadie                        Management     For           Voted - For
4   That for the Purposes of Asx Listing Rule 7.4 and
    for All Other Purposes, Shareholders Approve,
    Ratify and Confirm the Allotment and Issue on 24
    April 2012 of 10,296,182 Fully Paid Ordinary Shares
    in the Company at an Issue Price of Aud 0.60 (60
    Cents As Described in the Explanatory Memorandum),
    to Primarily Fund Drilling at the Balama Graphite
    and Vanadium Project in North Mozambique, As Well
    As Other Exploration Projects and Continuing
    Working Capital Commitments                         Management     For           Voted - For
5   That for the Purpose of Listing Rule 7.4 and for
    All Other Purposes, Shareholders Approve, Ratify
    and Confirm the Allotment and Issue on 25 July 2012
    of 18,500 Fully Paid Ordinary Shares in the Company
    at A Deemed Issue Price of Aud 2.69 (as Described
    in the Explanatory Memorandum), As Part
    Consideration by the Company of A Tanzanian Mineral
    Sands Prospecting Licence                           Management     For           Voted - For
6   Approval of 10% Placement Facility                  Management     For           Voted - For
TALVIVAARA MINING COMPANY PLC, SOTKAMO
CUSIP: X8936Y101
Meeting Date: 08-Mar-13    Meeting Type: ExtraOrdinary General Meeting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                   Non-Voting
1   Opening of the Meeting                              Non-Voting                   Non-Voting
                                                        936





    GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Calling the Meeting to Order                         Non-Voting                Non-Voting
3   Election of Persons to Scrutinize the Minutes and
    to Supervise the Counting-of Votes                   Non-Voting                Non-Voting
4   Recording the Legality of the Meeting                Non-Voting                Non-Voting
5   Recording the Attendance at the Meeting and
    Adoption of the List of Votes                        Non-Voting                Non-Voting
6   Authorising the Board of Directors to Decide on A
    Share Issue                                          Management  For           Voted - For
7   Authorising the Board of Directors to Decide to
    Issue New Shares and Or Special Rights Entitling to
    Shares in Deviation from the Pre-emptive
    Subscription Rights of the Shareholders              Management  For           Voted - For
8   Closing of the Meeting                               Non-Voting                Non-Voting
Meeting Date: 02-May-13    Meeting Type: Annual General Meeting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged        Non-Voting                Non-Voting
1   Opening of the Meeting                               Non-Voting                Non-Voting
2   Calling the Meeting to Order                         Non-Voting                Non-Voting
3   Election of Persons to Scrutinize the Minutes and
    to Supervise the Counting Of-votes                   Non-Voting                Non-Voting
4   Recording the Legality of the Meeting                Non-Voting                Non-Voting
5   Recording the Attendance at the Meeting and
    Adoption of the List of Votes                        Non-Voting                Non-Voting
6   Presentation of the Financial Statements, the Board
    of Directors' Review and T-he Auditor's Report for
    the Year 2012                                        Non-Voting                Non-Voting
7   Adoption of the Financial Statements                 Management  For           Voted - For
8   Resolution on Measures to be Taken Owing to the
    Result of the Financial Period and the Payment of
    Dividend the Board Proposes That No Dividend be Paid Management  For           Voted - For
9   Resolution on the Discharge of the Members of the
    Board of Directors and the Ceo from Liability        Management  For           Voted - For
10  Resolution on the Remuneration of the Members of
    the Board of Directors                               Management  For           Voted - For
11  Resolution on the Number of Members of the Board of
    Directors the Nomination Committee Proposes That
    the Number of Board Members be Nine (9)              Management  For           Voted - For
12  Election of Members of the Board of Directors: the
    Nomination Committee Proposes to the Annual General
    Meeting of Shareholders That Mr. Tapani Jarvinen,
    Mr. Pekka Pera, Mr. Graham Titcombe, Mr. Edward
    Haslam, Ms. Eileen Carr, Mr. Stuart Murray, Mr.
    Michael Rawlinson and Ms. Kirsi Sormunen be
    Re-elected, and That Ms. Maija-liisa Friman be
    Elected As A New Member to the Board                 Management  For           Voted - For
13  Resolution on the Remuneration of the Auditor        Management  For           Voted - For


937




                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
14  Election of Auditor the Audit Committee Proposes
    That PricewaterhouseCoopers Oy be Elected As Auditor Management  For           Voted - For
15  Board's Proposal for Establishment of A
    Shareholders' Nomination Panel                       Management  For           Voted - For
16  Board's Proposal to Amend Article 8 of the Articles
    of Association                                       Management  For           Voted - For
17  Closing of the Meeting                               Non-Voting                Non-Voting
THOMPSON CREEK METALS COMPANY INC, TORONTO ON
CUSIP: 884768102
Meeting Date: 09-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'- Only for Resolution
    Numbers "1.1 to 1.7 and 4". Thank You.               Non-Voting                Non-Voting
1.1 Election of Director: Denis C. Arsenault             Management  For           Voted - For
1.2 Election of Director: Carol T. Banducci              Management  For           Voted - For
1.3 Election of Director: James L. Freer                 Management  For           Voted - For
1.4 Election of Director: James P. Geyer                 Management  For           Voted - For
1.5 Election of Director: Timothy J. Haddon              Management  For           Voted - For
1.6 Election of Director: Kevin Loughrey                 Management  For           Voted - For
1.7 Election of Director: Thomas J. O'neil               Management  For           Voted - For
2   Approve the Amended and Restated Thompson Creek
    Metals Company Inc. 2010 Long-term Incentive Plan    Management  For           Voted - For
3   Approve the Amended and Restated Thompson Creek
    Metals Company Inc. 2010 Employee Stock Purchase
    Plan                                                 Management  For           Voted - For
4   Appoint KPMG LLP As the Company's Independent
    Registered Public Accounting Firm from Its
    Engagement Through the Next Annual Meeting of
    Shareholders and Authorize our Board of Directors
    to Fix Its Remuneration                              Management  For           Voted - For
5   Advisory Vote to Approve the Compensation of the
    Company's Named Executive Officers                   Management  For           Voted - For
Meeting Date: 29-May-13 Meeting Type: MIX
    Please Note That This is an Amendment to Meeting Id
    164406 Due to Postponement-of Meeting Date from 09
    May to 29 May 2013. All Votes Received on the
    Previou-s Meeting Will be Disregarded and You Will
    Need to Reinstruct on This Meeting- Notice. Thank
    You.                                                 Non-Voting                Non-Voting
2   Approve the Amended and Restated Thompson Creek
    Metals Company Inc. 2010 Long-term Incentive Plan    Management  For           Voted - For
3   Approve the Amended and Restated Thompson Creek
    Metals Company Inc. 2010 Employee Stock Purchase
    Plan                                                 Management  For           Voted - For
TOHO ZINC CO.,LTD.
CUSIP: J85409100
Meeting Date: 27-Jun-13 Meeting Type: Annual General Meeting
1   Approve Appropriation of Surplus                     Management  For           Voted - For
                                                         938





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.1 Appoint A Director                                  Management  For           Voted - For
2.2 Appoint A Director                                  Management  For           Voted - For
2.3 Appoint A Director                                  Management  For           Voted - For
2.4 Appoint A Director                                  Management  For           Voted - For
2.5 Appoint A Director                                  Management  For           Voted - For
2.6 Appoint A Director                                  Management  For           Voted - For
3   Appoint A Corporate Auditor                         Management  For           Voted - Against
4   Appoint A Substitute Corporate Auditor              Management  For           Voted - For
TOREX GOLD RESOURCES INC, TORONTO ON
CUSIP: 891054108
Meeting Date: 19-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "3" and
    'in Favor' Or 'abstain' Only for
    Resolutions-numbers "1.1 to 1.7 and 2". Thank You   Non-Voting                Non-Voting
1.1 Election of Director: Fred Stanford                 Management  For           Voted - For
1.2 Election of Director: Michael Murphy                Management  For           Voted - For
1.3 Election of Director: A. Terrance Macgibbon         Management  For           Voted - For
1.4 Election of Director: David Fennell                 Management  For           Voted - For
1.5 Election of Director: Andrew Adams                  Management  For           Voted - For
1.6 Election of Director: Frank Davis                   Management  For           Voted - For
1.7 Election of Director: James Crombie                 Management  For           Voted - For
2   Appointment of KPMG LLP As Auditors of the Company
    for the Ensuing Year and Authorizing the Directors
    to Fix Their Remuneration                           Management  For           Voted - For
3   Ratification and Confirmation of an Amendment to
    the Company's By-laws to Add an Advance Notice
    Requirement for Nominations of Directors by
    Shareholders in Certain Circumstances, As More
    Particularly Described in the Accompanying
    Management Information Circular                     Management  For           Voted - For
TROY RESOURCES NL
CUSIP: Q92350109
Meeting Date: 29-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 3 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposals Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposals. by Voting (for Or
    Against) on Proposals (1 and 3), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposals and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
                                                        939





                        GLOBAL X JUNIOR MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Non Binding Resolution to Adopt the Remuneration
    Report                                              Management  For           Voted - For
2   Re-election of Mr John L.c. Jones As A Director     Management  For           Voted - For
3   Grant of 300,000 Performance Rights to Mr Paul
    Benson, Managing Director                           Management  For           Voted - For
WESTERN AREAS NL, WEST PERTH WA
CUSIP: Q9618L100
Meeting Date: 23-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 4, 5, and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (4, 5, and 6),- You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Re-election of Director - Mr Julian Hanna           Management  For           Voted - For
2   Re-election of Director - Mr Robin Dunbar           Management  For           Voted - Against
3   Re-election of Director - Mr Richard Yeates         Management  For           Voted - For
4   Adoption of Remuneration Report                     Management  For           Voted - For
5   Issue of Performance Rights to Daniel Lougher       Management  For           Voted - For
6   Issue of Performance Rights to David Southam        Management  For           Voted - For
7   Change of Company Type from No Liability to Limited Management  For           Voted - For
8   Amendment of the Constitution                       Management  For           Voted - For
9   Proportional Takeover Provisions Renewal            Management  For           Voted - For
Meeting Date: 21-Feb-13 Meeting Type: Ordinary General Meeting
    Voting Exclusion Apply to This Meeting for Proposal
    1 and Votes Cast by Any-individual Or Related Party
    Who Benefit from the Passing of the Proposal/s-will
    be Disregarded by the Company. Hence, If You Have
    Obtained Benefit Or- Expect to Obtain Future
    Benefit You Should Not Vote (or Vote Abstain) on
    The-relevant Proposal Items. by Doing So, You
    Acknowledge That You Have Obtained-benefit Or
    Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (1), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
1   Approval of Placement Shares                        Management  For           Voted - For
                                                        940





                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALCYONE RESOURCES LTD, PERTH
CUSIP: Q0177N108
Meeting Date: 22-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 4 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposals Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposals. by Voting (for Or
    Against) on Proposals (1 and 4 ), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposals and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - For
2   Re-election of Director - Mr Andrew Richards        Management  For           Voted - For
3   Re-election of Director - Mr Ian Mccubbing          Management  For           Voted - For
4   Approval of 10% Placement Capacity - Shares         Management  For           Voted - For
5   Insertion of Proportional Takeover Provisions in
    Constitution                                        Management  For           Voted - For
Meeting Date: 15-Jul-13 Meeting Type: Ordinary General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 2, 3, 4, 5, 6, 7, 8,-9, 13, 14, 15, 16
    and 17 and Votes Cast by Any Individual Or Related
    Party- Who Benefit from the Passing of the
    Proposal/s Will be Disregarded by The-company.
    Hence, If You Have Obtained Benefit Or Expect to
    Obtain Future-benefit You Should Not Vote (or Vote
    "abstain") on the Relevant Proposal-items. by Doing
    So, You Acknowledge That You Have Obtained Benefit
    Or Expect-to Obtain Benefit by the Passing of the
    Relevant Proposal/s. by Voting (for-or Against) on
    Proposals (1, 2, 3, 4, 5, 6, 7, 8, 9, 13, 14, 15,
    16 and 17),-you Acknowledge That You Have Not
    Obtained Benefit Neither Expect to Obtain-benefit
    by the Passing of the Relevant Proposal/s and You
    Comply with The-voting Exclusion.                   Non-Voting                Non-Voting
1   Ratification of Issues to Bergen Global             Management  For           Voted - For
2   Approval for Issue of Securities to Bergen Global   Management  For           Voted - For
3   Ratification of Issues to Ya Global                 Management  For           Voted - For
4   Ratification of Issue of Placement Shares and
    Options                                             Management  For           Voted - For
5   Ratification of Issue of Shares to Celtic Capital   Management  For           Voted - For
6   Approval for Issue of Securities to Celtic Capital  Management  For           Voted - For
7   Approval for Issue of Shares to Powerline           Management  For           Voted - For
8   Approval of Rights Issue                            Management  For           Voted - For
9   Approval for Issue of Broker Options Under the
    Broker Offer                                        Management  For           Voted - For


941




                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
10  Re-election of Dr Paul D'sylva As Director           Management  For           Voted - For
11  Re-election of Mr Timothy Morrison As Director       Management  For           Voted - For
12  Re-election of Mr Michael Reed As Director           Management  For           Voted - For
13  Re-adoption of Employee Performance Rights Plan      Management  For           Voted - For
14  Issue of Performance Rights to Related Party - Mr
    Michael Reed                                         Management  For           Voted - For
15  Approval of Non Executive Director Performance
    Rights Plan                                          Management  For           Voted - For
16  Issue of Performance Rights to Related Party - Dr
    Paul D'sylva                                         Management  For           Voted - For
17  Issue of Performance Rights to Related Party - Mr
    Timothy Morrison                                     Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Record Date. If You Have-already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You De-cide to Amend Your Original Instructions.
    Thank You.                                           Non-Voting                Non-Voting
ALEXCO RESOURCE CORP.
CUSIP: 01535P106 TICKER: AXU
Meeting Date: 07-Jun-13 Meeting Type: Annual
1   An Ordinary Resolution to Approve the Advance
    Notice Policy Described in the Information Circular. Management  For           Voted - For
2   To Set the Number of Directors at Seven.             Management  For           Voted - For
3   Director                                             Management
1   Clynton R. Nauman                                    Management  For           Voted - For
2   George Brack                                         Management  For           Voted - For
3   Terry Krepiakevich                                   Management  For           Voted - For
4   David H. Searle                                      Management  For           Voted - For
5   Rick Van Nieuwenhuyse                                Management  For           Vote Withheld
6   Michael D. Winn                                      Management  For           Voted - For
7   Richard N. Zimmer                                    Management  For           Voted - For
4   Appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration.             Management  For           Voted - For
5   To Transact Such Further Or Other Business As May
    Properly Come Before the Meeting and Any
    Adjournments Thereof.                                Management  For           Voted - Against
ARIAN SILVER CORP
CUSIP: G0472G106
Meeting Date: 14-May-13 Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements of the
    Company for the Year Ended 31 December 2012
    Together with the Report of the Auditors Thereon     Management  For           Voted - For
2   To Re-elect Tony Williams As A Director              Management  For           Voted - For
3   To Re-elect Jim Williams As A Director               Management  For           Voted - For
4   To Re-elect James Cable As A Director                Management  For           Voted - For


942




                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   To Re-elect Jim Crombie As A Director               Management  For           Voted - For
6   To Re-elect Tom Bailey As A Director                Management  For           Voted - For
7   To Reappoint Bdo LLP As Auditors of the Company     Management  For           Voted - For
8   To Fix the Level of the Auditors' Remuneration As
    Determined by the Board of Directors                Management  For           Voted - For
AURCANA CORPORATION, VANCOUVER BC
CUSIP: 051918209
Meeting Date: 28-Mar-13 Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider And, If Deemed Appropriate, to Pass,
    with Or Without Variation, A Special Resolution
    Authorizing the Company's Board of Directors, in
    Its Sole Discretion, to Consolidate All of the
    Issued and Outstanding Common Shares of the
    Company, on the Basis of One (1) Post-consolidation
    Common Share for Every Eight (8) Pre- Consolidation
    Common Shares, As More Fully Described in the
    Accompanying Information Circular                   Management  For           Voted - For
2   To Transact Such Other Business As May Properly
    Come Before the Meeting Or Any Adjournment Thereof  Management  For           Voted - Against
AURCANA CORPORATION, VANCOUVER BC
CUSIP: 051918506
Meeting Date: 25-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4
    and 5" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "2.a to 2.d and 3". Thank
    You.                                                Non-Voting                Non-Voting
1   To Set the Number of Directors at Four (4)          Management  For           Voted - For
2.a Election of Director: Lenic Rodriguez               Management  For           Voted - For
2.b Election of Director: Robert Tweedy                 Management  For           Voted - For
2.c Election of Director: Paul Matysek                  Management  For           Voted - For
2.d Election of Director: Adrian Aguirre                Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
4   To Consider And, If Deemed Appropriate, to Pass,
    with our Without Variation, an Ordinary Resolution
    (the Full Text of Which is Set Out in the
    Accompanying Management Information Circular)
    Approving, Ratifying and Confirming the Advance
    Notice Policy                                       Management  For           Voted - For
5   To Consider And, If Deemed Advisable, Adopting,
    with Or Without Variation, an Ordinary Resolution
    (the Full Text of Which is Set Out in the
    Accompanying Management Information Circular)
                                                        943





                         GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Approving, Ratifying and Confirming the Shareholder
    Rights Plan Adopted by the Company's Board of
    Directors on May 14, 2013                           Management  For           Voted - For
BEAR CREEK MINING CORP
CUSIP: 07380N104
Meeting Date: 29-May-13  Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4 to 7" and 'in Favor' Or 'abstain' Only for
    Resol-ution Numbers "2.1 to 2.7 and 3". Thank You.  Non-Voting                Non-Voting
1   To Set the Number of Directors at Seven (7)         Management  For           Voted - For
2.1 Election of Director: Catherine Mcleod-seltzer      Management  For           Voted - For
2.2 Election of Director: Andrew T. Swarthout           Management  For           Voted - For
2.3 Election of Director: David De Witt                 Management  For           Voted - For
2.4 Election of Director: Miguel Grau                   Management  For           Voted - For
2.5 Election of Director: Kevin Morano                  Management  For           Voted - For
2.6 Election of Director: Nolan Watson                  Management  For           Voted - For
2.7 Election of Director: Frank Tweddle                 Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Company for the Ensuing Year at A
    Remuneration to be Fixed by the Directors           Management  For           Voted - For
4   To Consider And, If Thought Fit, Pass an Ordinary
    Resolution to Reapprove the Companys 10% "rolling"
    Stock Option Plan                                   Management  For           Voted - For
5   To Consider And, If Thought Fit, Pass an Ordinary
    Resolution to Approve an Amendment to the Company's
    Articles, the Effect of Which is to Alter the
    Company's Articles to Ensure the Company May Make
    Use of the Notice-and-access Method for Sending
    Meeting Materials to Shareholders                   Management  For           Voted - For
6   To Ratify, Confirm and Approve by Ordinary
    Resolution the Company's Advance Notice Policy
    Adopted by the Company's Board of Directors on
    April 2, 2013, Which Governs the Process for
    Nomination of Directors of the Company at
    Shareholder Meetings                                Management  For           Voted - For
7   To Approve the Transaction of Such Other Business
    As May Properly Come Before the Meeting and Any
    Adjournment(s) Or Postponement(s) Thereof           Management  For           Voted - Against
COEUR D'ALENE MINES CORPORATION
CUSIP: 192108504 TICKER: CDE
Meeting Date: 14-May-13  Meeting Type: Annual
1   Director                                            Management
1   Linda L. Adamany                                    Management  For           Voted - For
2   Kevin S. Crutchfield                                Management  For           Voted - For
3   Sebastian Edwards                                   Management  For           Voted - For
4   Randolph E. Gress                                   Management  For           Voted - For
5   Mitchell J. Krebs                                   Management  For           Voted - For


944




                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Robert E. Mellor                                   Management  For           Voted - For
7   John H. Robinson                                   Management  For           Voted - For
8   J. Kenneth Thompson                                Management  For           Voted - For
2   Advisory Resolution to Approve Executive
    Compensation.                                      Management  For           Voted - For
3   Ratification of the Appointment of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Firm for 2013.                                     Management  For           Voted - For
4   Approve A Proposal to Change the State of the
    Company's Incorporation from Idaho to Delaware.    Management  For           Voted - For
ENDEAVOUR SILVER CORP.
CUSIP: 29258Y103 TICKER: EXK
Meeting Date: 22-May-13 Meeting Type: Annual
1   To Fix the Number of Directors at Seven.           Management  For           Voted - For
2   Director                                           Management
1   Ricardo M. Campoy                                  Management  For           Voted - For
2   Bradford J. Cooke                                  Management  For           Voted - For
3   Geoffrey A. Handley                                Management  For           Voted - For
4   Rex J. Mclennan                                    Management  For           Voted - For
5   Kenneth Pickering                                  Management  For           Voted - For
6   Mario D. Szotlender                                Management  For           Voted - For
7   Godfrey J. Walton                                  Management  For           Voted - For
3   Appointment of KPMG LLP, Chartered Accountants As
    Auditor of the Company for the Ensuing Year.       Management  For           Voted - For
4   To Authorize the Board of Directors to Fix the
    Auditor's Remuneration for the Ensuing Year.       Management  For           Voted - For
5   To Approve an Ordinary Resolution Approving,
    Ratifying and Confirming the Company's Advance
    Notice Policy for Nomination of Directors.         Management  For           Voted - For
EXCELLON RESOURCES INC, TORONTO ON
CUSIP: 30069C108
Meeting Date: 30-Apr-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3"
    and 'in Favor' Or 'abstain' Only for
    Resolution-numbers "1.1 to 1.9 and 2". Thank You.  Non-Voting                Non-Voting
1.1 Election of Director: Peter A. Crossgrove          Management  For           Voted - For
1.2 Election of Director: Thor E. Eaton                Management  For           Voted - For
1.3 Election of Director: Andre Y. Fortier             Management  For           Voted - For
1.4 Election of Director: Alan R. Mcfarland            Management  For           Voted - For
1.5 Election of Director: Timothy J. Ryan              Management  For           Voted - For
1.6 Election of Director: Oliver Fernandez             Management  For           Voted - For
1.7 Election of Director: Ned Goodman                  Management  For           Voted - For
1.8 Election of Director: Joanne Ferstman              Management  For           Voted - For
1.9 Election of Director: Brendan Cahill               Management  For           Voted - For
2   The Re-appointment of PricewaterhouseCoopers LLP,
    Chartered Accountants, As Auditors of the


945




                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
3   Approval to Consolidate All of the Issued and
    Outstanding Common Shares of the Corporation on the
    Basis of One (1) Post-consolidation Common Share
    for Every Five (5) Pre- Consolidation Common
    Shares, As More Fully Described in the Accompanying
    Management Information Circular                     Management  For           Voted - For
FIRST MAJESTIC SILVER CORPORATION, VANCOUVER BC
CUSIP: 32076V103
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4
    and 5" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "2.1 to 2.7 and 3". Thank
    You.                                                Non-Voting                Non-Voting
1   To Set the Number of Directors at Seven             Management  For           Voted - For
2.1 Election of Director: Keith Neumeyer                Management  For           Voted - For
2.2 Election of Director: Ramon Davila                  Management  For           Voted - For
2.3 Election of Director: Robert Mccallum               Management  For           Voted - For
2.4 Election of Director: Douglas Penrose               Management  For           Voted - For
2.5 Election of Director: Tony Pezzotti                 Management  For           Voted - For
2.6 Election of Director: David Shaw                    Management  For           Voted - For
2.7 Election of Director: Robert Young                  Management  For           Voted - For
3   Appointment of Deloitte LLP As Auditors of the
    Company for the Ensuing Year                        Management  For           Voted - For
4   Authorize the Directors to Fix the Auditors'
    Remuneration                                        Management  For           Voted - For
5   To Approve by Ordinary Resolution the Ratification
    and Approval of an Advance Notice Policy Adopted by
    the Directors of the Company, As More Particularly
    Set Out in the Section of the Information Circular
    Entitled "ratification and Approval of the Advance
    Notice Policy"                                      Management  For           Voted - For
FORTUNA SILVER MINES INC, VANCOUVER BC
CUSIP: 349915108
Meeting Date: 20-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    10" and 'in Favor' Or 'abstain' Only For-
    Resolutions Numbers "2 to 9". Thank You.            Non-Voting                Non-Voting
1   To Determine the Number of Directors at Seven       Management  For           Voted - For
2   Elect Jorge Ganoza Durant As A Director             Management  For           Voted - For
3   Elect Simon Ridgway As A Director                   Management  For           Voted - For
4   Elect Tomas Guerrero As A Director                  Management  For           Voted - For
5   Elect Michael IVerson As A Director                 Management  For           Voted - Against
6   Elect Mario Szotlender As A Director                Management  For           Voted - For
7   Elect Robert Gilmore As A Director                  Management  For           Voted - For


946




                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   Elect Thomas Kelly As A Director                     Management  For           Voted - For
9   Appoint Deloitte LLP As Auditors of the Company and
    Authorize the Directors to Fix Their Remuneration    Management  For           Voted - For
10  Transact Such Other Business As May Properly Come
    Before the Meeting                                   Management  For           Voted - Against
FRESNILLO PLC, LONDON
CUSIP: G371E2108
Meeting Date: 02-May-13 Meeting Type: Annual General Meeting
1   Receiving the Report and Accounts                    Management  For           Voted - For
2   Approval of the Final Dividend                       Management  For           Voted - For
3   Approval of the Directors Remuneration Report        Management  For           Voted - For
4   Re-election of Mr Alberto Bailleres                  Management  For           Voted - Against
5   Re-election of Lord Cairns                           Management  For           Voted - For
6   Re-election of Mr Javier Fernandez                   Management  For           Voted - For
7   Re-election of Mr Fernando Ruiz                      Management  For           Voted - Against
8   Re-election of Mr Fernando Solana                    Management  For           Voted - For
9   Re-election of Mr Guy Wilson                         Management  For           Voted - Against
10  Re-election of Mr Juan Bordes                        Management  For           Voted - Against
11  Re-election of Mr Arturo Fernandez                   Management  For           Voted - Against
12  Re-election of Mr Rafael Macgregor                   Management  For           Voted - Against
13  Re-election of Mr Jaime Lomelin                      Management  For           Voted - Against
14  Re-election of Ms Maria Asuncion Aramburuzabala      Management  For           Voted - For
15  Re-election of Mr Alejandro Bailleres                Management  For           Voted - Against
16  Re-appointment of Ernst & Young As Auditors          Management  For           Voted - For
17  Authority to Set the Remuneration of the Auditors    Management  For           Voted - For
18  Directors Authority to Allot Shares                  Management  For           Voted - For
19  Authority to Disapply Pre-emption Rights             Management  For           Voted - For
20  Authority for the Company to Purchase Its Own Shares Management  For           Voted - For
21  Notice Period for A General Meeting                  Management  For           Voted - Against
GOLDEN MINERALS CO
CUSIP: 381119106
Meeting Date: 23-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'- Only for Resolutions
    Numbers "1.1 to 1.7". Thank You.                     Non-Voting                Non-Voting
1.1 Election of Director: Jeffrey G. Clevenger           Management  For           Voted - For
1.2 Election of Director: W. Durand Eppler               Management  For           Voted - For
1.3 Election of Director: Michael T. Mason               Management  For           Voted - For
1.4 Election of Director: Ian Masterton-hume             Management  For           Voted - For
1.5 Election of Director: Kevin R. Morano                Management  For           Voted - For
1.6 Election of Director: Terry M. Palmer                Management  For           Voted - For
1.7 Election of Director: David H. Watkins               Management  For           Voted - For
2   To Ratify the Selection of PricewaterhouseCoopers
    LLP As our Independent Registered Public Accounting
    Firm for the Fiscal Year Ending December 31, 2013    Management  For           Voted - For
                                                         947





                         GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GOLDEN MINERALS COMPANY
CUSIP: 381119106 TICKER: AUMN
Meeting Date: 23-May-13  Meeting Type: Annual
1   Director                                            Management
1   Jeffrey G. Clevenger                                Management  For           Voted - For
2   W. Durand Eppler                                    Management  For           Voted - For
3   Michael T. Mason                                    Management  For           Voted - For
4   Ian Masterton-hume                                  Management  For           Voted - For
5   Kevin R. Morano                                     Management  For           Voted - For
6   Terry M. Palmer                                     Management  For           Voted - For
7   David H. Watkins                                    Management  For           Voted - For
2   To Ratify the Selection of PricewaterhouseCoopers
    LLP As our Independent Registered Public Accounting
    Firm for the Fiscal Year Ending December 31, 2013.  Management  For           Voted - For
GREAT PANTHER SILVER LTD
CUSIP: 39115V101
Meeting Date: 27-Jun-13  Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4,
    5 and 6" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "2.1 to 2.5 and 3". Thank
    You.                                                Non-Voting                Non-Voting
1   To Set the Number of Directors at Five (5)          Management  For           Voted - For
2.1 Election of Director: Robert A. Archer              Management  For           Voted - For
2.2 Election of Director: R.w. (bob) Garnett            Management  For           Voted - For
2.3 Election of Director: Kenneth W. Major              Management  For           Voted - For
2.4 Election of Director: P. John Jennings              Management  For           Voted - For
2.5 Election of Director: Geoffrey Chater               Management  For           Voted - For
3   Appointment of KPMG LLP, Chartered Accountants, As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
4   To Approve the Continuation of the Share Option
    Plan for A Three Year Period                        Management  For           Voted - For
5   To Amend the Articles to Include Advance Notice
    Provisions Described in the Accompanying
    Information Circular: Article 14.12                 Management  For           Voted - For
6   To Amend the Articles to Permit Un-certificated
    Securities and Other Housekeeping Amendments
    Described in the Accompanying Information Circular:
    Articles 2.3, 2.4, 5.4 and 11.10                    Management  For           Voted - For
HECLA MINING COMPANY
CUSIP: 422704106 TICKER: HL
Meeting Date: 14-Jun-13  Meeting Type: Annual
1   Director                                            Management
1   Ted Crumley                                         Management  For           Voted - For


948




                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Terry V. Rogers                                      Management  For           Voted - For
3   Charles B. Stanley                                   Management  For           Voted - For
2   Advisory Resolution to Approve Executive
    Compensation.                                        Management  For           Voted - Against
3   Proposal to Ratify and Approve the Selection of Bdo
    Usa, LLP, As Independent Auditors of the Company
    for the Calendar Year Ending December 31, 2013.      Management  For           Voted - For
HOCHSCHILD MINING PLC, LONDON
CUSIP: G4611M107
Meeting Date: 30-May-13 Meeting Type: Annual General Meeting
1   To Receive the Audited Accounts of the Company for
    the Year Ended 31-dec-12                             Management  For           Voted - For
2   To Approve the 2012 Directors' Remuneration Report   Management  For           Voted - Against
3   To Approve the Final Dividend                        Management  For           Voted - For
4   To Re-elect Graham Birch As A Director of the
    Company                                              Management  For           Voted - For
5   To Elect Enrico Bombieri As A Director of the
    Company                                              Management  For           Voted - For
6   To Re-elect Jorge Born Jr. As A Director of the
    Company                                              Management  For           Voted - Against
7   To Re-elect Ignacio Bustamante As A Director of the
    Company                                              Management  For           Voted - For
8   To Re-elect Roberto Danino As A Director of the
    Company                                              Management  For           Voted - For
9   To Re-elect Sir Malcolm Field As A Director of the
    Company                                              Management  For           Voted - For
10  To Re-elect Eduardo Hochschild As A Director of the
    Company                                              Management  For           Voted - For
11  To Re-elect Nigel Moore As A Director of the Company Management  For           Voted - For
12  To Re-elect Rupert Pennant-rea As A Director of the
    Company                                              Management  For           Voted - For
13  To Re-elect Fred Vinton As A Director of the Company Management  For           Voted - For
14  To Re-appoint Ernst and Young LLP As Auditors        Management  For           Voted - For
15  To Authorise the Audit Committee to Set the
    Auditors' Remuneration                               Management  For           Voted - For
16  To Authorise the Directors to Allot Shares           Management  For           Voted - For
17  To Disapply Statutory Pre-emption Rights             Management  For           Voted - For
18  To Authorise the Company to Make Market Purchases
    of Its Own Shares                                    Management  For           Voted - For
19  To Authorise General Meetings Other Than Annual
    General Meetings to be Called on Not Less Than 14
    Clear Days' Notice                                   Management  For           Voted - Against
IMPACT SILVER CORP
CUSIP: 45257A102
Meeting Date: 22-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4
    and 5" and 'in Favor' Or 'abstain' Only
                                                         949





                           GLOBAL X SILVER MINERS ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      For-resolution Numbers "2.1 to 2.7 and 3". Thank
      You.                                                Non-Voting                Non-Voting
1     To Set the Number of Directors at Seven (7)         Management  For           Voted - For
2.1   Election of Director: Frederick W. Davidson         Management  For           Voted - For
2.2   Election of Director: George A. Gorzynski           Management  For           Voted - For
2.3   Election of Director: H. Walter Sellmer             Management  For           Voted - For
2.4   Election of Director: Richard J. Mazur              Management  For           Voted - For
2.5   Election of Director: Victor A. Tanaka              Management  For           Voted - For
2.6   Election of Director: Peter N. Tredger              Management  For           Voted - For
2.7   Election of Director: Jean-pierre Bourtin           Management  For           Voted - Against
3     To Appoint PricewaterhouseCoopers LLP, Chartered
      Accountants, As Auditors of the Company for the
      Ensuing Year                                        Management  For           Voted - For
4     To Approve the Company's 2013 Stock Option Plan, As
      More Fully Set Forth in the Accompanying
      Information Circular                                Management  For           Voted - For
5     To Transact Such Further Or Other Business As May
      Properly Come Before the Meeting and Any
      Adjournments Thereof                                Management  For           Voted - Against
INDUSTRIAS PENOLES SAB DE CV
CUSIP: P55409141
Meeting Date: 10-Apr-13    Meeting Type: Annual General Meeting
I.I   In Accordance with the Applicable Provisions of the
      General Mercantile Companies Law, Securities Market
      Law and Income Tax Law, Presentation, Discussion
      And, If Deemed Appropriate, Approval Of: the Report
      from the Board of Directors                         Management  For           Abstain
I.II  In Accordance with the Applicable Provisions of the
      General Mercantile Companies Law, Securities Market
      Law and Income Tax Law, Presentation, Discussion
      And, If Deemed Appropriate, Approval Of: the Report
      from the General Director, Accompanied by the
      Opinion of the Outside Auditor                      Management  For           Abstain
I.III In Accordance with the Applicable Provisions of the
      General Mercantile Companies Law, Securities Market
      Law and Income Tax Law, Presentation, Discussion
      And, If Deemed Appropriate, Approval Of: the
      Individual and Consolidated Financial Statements
      for the 2012 Fiscal Year                            Management  For           Abstain
I.IV  In Accordance with the Applicable Provisions of the
      General Mercantile Companies Law, Securities Market
      Law and Income Tax Law, Presentation, Discussion
      And, If Deemed Appropriate, Approval Of: the Report
      Regarding the Main Accounting and Information
      Policies and Criteria Followed in the Preparation
      of the Financial Information                        Management  For           Abstain
I.V   In Accordance with the Applicable Provisions of the
      General Mercantile Companies Law, Securities Market
      Law and Income Tax Law, Presentation, Discussion
      And, If Deemed Appropriate, Approval Of: the Report
      from the Audit and Corporate Practices Committee    Management  For           Abstain
                                                          950





                            GLOBAL X SILVER MINERS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
I.VI In Accordance with the Applicable Provisions of the
     General Mercantile Companies Law, Securities Market
     Law and Income Tax Law, Presentation, Discussion
     And, If Deemed Appropriate, Approval Of: the Report
     Regarding the Fulfillment of the Tax Obligations of
     the Company                                         Management  For           Abstain
II   Resolutions Regarding the Allocation of Results     Management  For           Abstain
III  Resolution Regarding the Amount That Can be
     Allocated to the Purchase of Shares of the Company
     in Accordance with the Terms of That Which is
     Provided for in Article 56, Part IV, of the
     Securities Market Law                               Management  For           Abstain
IV   Designation Or, If Deemed Appropriate, Ratification
     of the Members of the Board of Directors,
     Classification of Their Independence in Accordance
     with the Terms of the Securities Market Law and
     Determination of Their Compensation                 Management  For           Voted - Against
V    Designation Or, If Deemed Appropriate, Ratification
     of the Chairperson of the Audit and Corporate
     Practices Committee                                 Management  For           Abstain
VI   Designation of Special Delegates of the General
     Meeting                                             Management  For           Voted - For
VII  Reading And, If Deemed Appropriate, Approval of the
     General Meeting Minutes                             Management  For           Voted - For
MAG SILVER CORP.
CUSIP: 55903Q104 TICKER: MVG
Meeting Date: 05-Oct-12     Meeting Type: Annual and Special Meeting
1    To Set the Number of Directors at Nine (9).         Management  For           Voted - For
2    Director                                            Management
1    Daniel T. Macinnis                                  Management  For           Voted - For
2    Jonathan A. Rubenstein                              Management  For           Voted - For
3    Eric H. Carlson                                     Management  For           Voted - For
4    Richard M. Colterjohn                               Management  For           Voted - For
5    Derek C. White                                      Management  For           Voted - For
6    Peter K. Megaw                                      Management  For           Voted - For
7    Frank R. Hallam                                     Management  For           Voted - For
8    Richard P. Clark                                    Management  For           Voted - For
9    Peter D. Barnes                                     Management  For           Voted - For
3    To Appoint Deloitte & Touche LLP As Auditors of the
     Company for the Ensuing Year and to Authorize the
     Directors to Fix Their Remuneration.                Management  For           Voted - For
4    To Ratify, Confirm and Approve the Company's
     Advance Notice Policy.                              Management  For           Voted - For
Meeting Date: 18-Jun-13     Meeting Type: Annual and Special Meeting
1    Director                                            Management
1    Daniel T. Macinnis                                  Management  For           Voted - For
2    Jonathan A. Rubenstein                              Management  For           Voted - For
3    Eric H. Carlson                                     Management  For           Voted - For
4    Richard M. Colterjohn                               Management  For           Voted - For


951




                          GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Derek C. White                                      Management  For           Voted - For
6   Peter K. Megaw                                      Management  For           Voted - For
7   Frank R. Hallam                                     Management  For           Voted - For
8   Richard P. Clark                                    Management  For           Voted - For
9   Peter D. Barnes                                     Management  For           Voted - For
2   To Appoint Deloitte LLP As Auditors of the Company
    for the Ensuing Year and to Authorize the Directors
    to Fix Their Remuneration.                          Management  For           Voted - For
3   To Approve the Continuation of the Shareholder
    Rights Plan.                                        Management  For           Voted - For
MCEWEN MINING INC.
CUSIP: 58039P107 TICKER: MUX
Meeting Date: 16-May-13   Meeting Type: Annual
1   Director                                            Management
1   Robert R. Mcewen                                    Management  For           Voted - For
2   Michele L. Ashby                                    Management  For           Voted - For
3   Leanne M. Baker                                     Management  For           Voted - For
4   Donald R.m. Quick                                   Management  For           Voted - For
5   Michael L. Stein                                    Management  For           Voted - For
6   Allen V. Ambrose                                    Management  For           Voted - For
7   Richard W. Brissenden                               Management  For           Voted - For
2   Say on Pay - an Advisory Vote on the Approval of
    Compensation of our Named Executive Officers.       Management  For           Voted - For
3   To Ratify the Appointment of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Firm for the Year Ending December 31, 2013.         Management  For           Voted - For
MINCO SILVER CORP, VANCOUVER
CUSIP: 60254C100
Meeting Date: 26-Jun-13   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1" and
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "2.1 to 2.5 and 3". Thank You.                      Non-Voting                Non-Voting
1   To Set the Number of Directors at 5                 Management  For           Voted - For
2.1 Election of Director: Ken Z. Cai                    Management  For           Voted - Against
2.2 Election of Director: Chan-seng Lee                 Management  For           Voted - For
2.3 Election of Director: Wayne Spilsbury               Management  For           Voted - For
2.4 Election of Director: George Lian                   Management  For           Voted - For
2.5 Election of Director: Tim Sun                       Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For


952




                          GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ORKO SILVER CORP, VANCOUVER BC
CUSIP: 686338104
Meeting Date: 20-Feb-13   Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
1   To Consider, And, If Thought Advisable, to Pass,
    with Or Without Amendment, A Special Resolution
    Approving an Arrangement Under Section 288 of the
    Business Corporations Act (british Columbia)
    Involving First Majestic Silver Corp., 0957445 B.c.
    Ltd. and Orko Silver Corp. ("orko ") and the
    Shareholders and Optionholders of Orko, the Full
    Text of Which is Set Forth in Appendix "a" to the
    Accompanying Management Information Circular        Management  For           Voted - For
Meeting Date: 10-Apr-13   Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That This Meeting Mentions Dissenter's
    Rights, Please Refer To-the Management Information
    Circular for Details                                Non-Voting                Non-Voting
1   To Consider, And, If Thought Advisable, to Pass,
    with Or Without Amendment, A Special Resolution
    Approving an Arrangement Under Section 288 of the
    Business Corporations Act (british Columbia)
    Involving Coeur D'alene Mines Corporation, 0961994
    B.c. Ltd., Orko Silver Corp. ("orko") and the
    Shareholders of Orko, the Full Text of Which is Set
    Forth in Appendix "a" to the Accompanying
    Management Information Circular                     Management  For           Voted - For
PAN AMERICAN SILVER CORP.
CUSIP: 697900108 TICKER: PAAS
Meeting Date: 13-May-13   Meeting Type: Annual and Special Meeting
1   Director                                            Management
1   Ross J. Beaty                                       Management  For           Voted - For
2   Geoffrey A. Burns                                   Management  For           Voted - For
3   Michael L. Carroll                                  Management  For           Voted - For
4   Christopher Noel Dunn                               Management  For           Voted - For
5   Neil De Gelder                                      Management  For           Voted - For
6   Robert P. Pirooz                                    Management  For           Voted - For
7   David C. Press                                      Management  For           Voted - For
8   Walter T. Segsworth                                 Management  For           Voted - For
2   Appointment of Deloitte LLP As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration.            Management  For           Voted - For
3   To Consider And, If Thought Appropriate, to Pass an
    Ordinary Resolution Approving the Corporation's
    Approach to Executive Compensation, the Complete
                                                        953





                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Text of Which is Set Out in the Information
    Circular for the Meeting.                           Management  For           Voted - For
POLYMETAL INTERNATIONAL PLC, ST HELIER
CUSIP: G7179S101
Meeting Date: 12-Jun-13 Meeting Type: Annual General Meeting
1   To Receive the Company's Annual Report and Accounts
    for the Year Ended 31 December 2012 and the Related
    Directors' Report and Auditor's Report              Management  For           Voted - For
2   To Approve the Directors' Remuneration Report for
    the Year Ended 31 December 2012                     Management  For           Voted - For
3   To Declare A Final Dividend of Usd 0. 31 Per
    Ordinary Share for the Financial Year Ended 31
    December 2012                                       Management  For           Voted - For
4   To Re-elect Mr Bobby Godsell As A Director of the
    Company                                             Management  For           Voted - For
5   To Re-elect Mr Vitaly Nesis As A Director of the
    Company                                             Management  For           Voted - For
6   To Re-elect Mr Konstantin Yanakov As A Director of
    the Company                                         Management  For           Voted - For
7   To Re-elect Ms Marina Gronberg As A Director of the
    Company                                             Management  For           Voted - For
8   To Re-elect Mr Jean-pascal Duvieusart As A Director
    of the Company                                      Management  For           Voted - For
9   To Re-elect Mr Charles Balfour As A Director of the
    Company                                             Management  For           Voted - For
10  To Re-elect Mr Jonathan Best As A Director of the
    Company                                             Management  For           Voted - For
11  To Re-elect Mr Russell Skirrow As A Director of the
    Company                                             Management  For           Voted - For
12  To Re-elect Mr Leonard Homeniuk As A Director of
    the Company                                         Management  For           Voted - For
13  To Re-appoint Deloitte LLP As the Company's
    Auditors, Until the Conclusion of the Next Annual
    General Meeting of the Company                      Management  For           Voted - For
14  To Authorise the Directors to Agree the
    Remuneration of the Auditors                        Management  For           Voted - For
15  To Approve the Long Term Incentive Plan             Management  For           Voted - For
16  To Authorise the Directors to Allot Equity
    Securities                                          Management  For           Voted - For
17  To Authorise the Company to Disapply Pre- Emption
    Rights                                              Management  For           Voted - For
18  To Authorise the Company to Make Market Purchases
    of Its Own Ordinary Shares                          Management  For           Voted - For
SCORPIO MINING CORP
CUSIP: 80917V105
Meeting Date: 13-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3 and


954




                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "1.1 to 1.5 and 2". Thank You.              Non-Voting                Non-Voting
1.1 Election of Director: Ewan Mason                    Management  For           Voted - For
1.2 Election of Director: Peter J. Hawley               Management  For           Voted - For
1.3 Election of Director: Pierre Lacombe                Management  For           Voted - For
1.4 Election of Director: Jonathan A. Berg              Management  For           Voted - For
1.5 Election of Director: Thomas Weng                   Management  For           Voted - For
2   Appointment of Deloitte LLP As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
3   Be It Resolved That: All Unallocated Options,
    Rights Or Other Entitlements Under the Stock Option
    Plan of the Corporation be and are Hereby Approved
    Up to A Maximum of 10% of the Outstanding Shares of
    the Corporation Until June 13, 2016                 Management  For           Voted - For
4   Be It Resolved That: By-law Number Two of the
    Corporation in the Form Made by the Board of
    Directors, Being A By-law to Amend the By-laws of
    the Corporation and Included As Appendix "a" to the
    Corporation's Management Information Circular Dated
    May 6, 2013 is Hereby Confirmed                     Management  For           Voted - For
SILVER STANDARD RESOURCES INC.
CUSIP: 82823L106 TICKER: SSRI
Meeting Date: 09-May-13 Meeting Type: Annual
1   To Set the Number of Directors at Seven.            Management  For           Voted - For
2   Director                                            Management
1   Peter W. Tomsett                                    Management  For           Voted - For
2   A.E. Michael Anglin                                 Management  For           Voted - For
3   Richard C. Campbell                                 Management  For           Voted - For
4   Gustavo A. Herrero                                  Management  For           Voted - For
5   Richard D. Paterson                                 Management  For           Voted - For
6   Steven P. Reid                                      Management  For           Voted - For
7   John Smith                                          Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP, As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration.                                       Management  For           Voted - For
SILVER WHEATON CORP.
CUSIP: 828336107 TICKER: SLW
Meeting Date: 21-May-13 Meeting Type: Annual and Special Meeting
A   Director                                            Management
1   Lawrence I. Bell                                    Management  For           Voted - For
2   George L. Brack                                     Management  For           Voted - For
3   John A. Brough                                      Management  For           Voted - For
4   R. Peter Gillin                                     Management  For           Voted - For
5   Douglas M. Holtby                                   Management  For           Voted - For
6   Eduardo Luna                                        Management  For           Voted - For


955




                         GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   Wade D. Nesmith                                     Management  For           Voted - For
8   Randy V.j. Smallwood                                Management  For           Voted - For
B   In Respect of the Appointment of Deloitte LLP,
    Independent Registered Chartered Accountants, As
    Auditors of the Company and Authorizing the
    Directors to Fix Their Remuneration;                Management  For           Voted - For
C   A Non-binding Advisory Resolution Accepting the
    Company's Approach to Executive Compensation.       Management  For           Voted - For
SILVERCORP METALS INC.
CUSIP: 82835P103 TICKER: SVM
Meeting Date: 18-Sep-12  Meeting Type: Annual
1   To Set the Number of Directors at 7.                Management  For           Voted - For
2   Director                                            Management
1   Rui Feng                                            Management  For           Voted - For
2   Myles Gao                                           Management  For           Voted - For
3   Yikang Liu                                          Management  For           Voted - For
4   David Kong                                          Management  For           Voted - For
5   Paul Simpson                                        Management  For           Voted - For
6   Robert Gayton                                       Management  For           Voted - For
7   Earl Drake                                          Management  For           Voted - For
3   Appointment of Ernst and Young LLP As Auditors of
    the Company for the Ensung Year and Authorizing the
    Directors to Fix Their Remuneration.                Management  For           Voted - For
4   To Approve, Ratify and Confirm All Acts of the
    Directors and Officers of the Company on Its Behalf
    During the Preceding Year.                          Management  For           Voted - For
5   To Transact Such Further and Other Business As May
    Properly be Brought Before the Meeting Or at Any
    Adjournments Thereof.                               Management  For           Voted - Against
Meeting Date: 28-Sep-12  Meeting Type: Annual
1   To Set the Number of Directors at 7.                Management  For           Voted - For
2   Director                                            Management
1   Rui Feng                                            Management  For           Voted - For
2   Myles Gao                                           Management  For           Voted - For
3   Yikang Liu                                          Management  For           Voted - For
4   David Kong                                          Management  For           Voted - For
5   Paul Simpson                                        Management  For           Voted - For
6   Robert Gayton                                       Management  For           Voted - For
7   Earl Drake                                          Management  For           Voted - For
3   Appointment of Ernst and Young LLP As Auditors of
    the Company for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration.            Management  For           Voted - For
4   To Approve the Company's Current Stock Option Plan
    and to Approve All Unallocated Options and
    Entitlements Thereunder.                            Management  For           Voted - For
5   To Approve, Ratify and Confirm All Acts of the
    Directors and Officers of the Company on Its Behalf
    During the Preceding Year.                          Management  For           Voted - For
                                                        956





                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
SILVERCREST MINES INC, VANCOUVER BC
CUSIP: 828365106
Meeting Date: 11-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "1.1 to 1.5 and 2". Thank You.              Non-Voting                Non-Voting
1.1 Election of Director: J. Scott Drever               Management  For           Voted - For
1.2 Election of Director: Ross O. Glanville             Management  For           Voted - For
1.3 Election of Director: Barney Magnusson              Management  For           Voted - For
1.4 Election of Director: George W. Sanders             Management  For           Voted - For
1.5 Election of Director: Graham C. Thody               Management  For           Voted - For
2   Appointment of Davidson & Company As Auditor of the
    Company for the Ensuing Year                        Management  For           Voted - For
3   To Approve the Company's "rolling 10%" Stock Option
    Plan, As More Particularly Described in the
    Accompanying Management's Information Circular      Management  For           Voted - For
4   To Approve, Ratify and Confirm the Company's
    Advance Notice Policy for Nomination of Directors,
    As More Particularly Described in the Accompanying
    Management's Information Circular                   Management  For           Voted - For
TAHOE RESOURCES INC, RENO NV
CUSIP: 873868103
Meeting Date: 09-May-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3"
    and 'in Favor' Or 'abstain' Only for
    Resolutions-numbers "1.1 to 1.8 and 2". Thank You.  Non-Voting                Non-Voting
1.1 Election of Director: A. Dan Rovig                  Management  For           Voted - For
1.2 Election of Director: C. Kevin Mcarthur             Management  For           Voted - For
1.3 Election of Director: Lorne B. Anderson             Management  For           Voted - For
1.4 Election of Director: Paul B. Sweeney               Management  For           Voted - For
1.5 Election of Director: James S. Voorhees             Management  For           Voted - For
1.6 Election of Director: John P. Bell                  Management  For           Voted - For
1.7 Election of Director: Kenneth F. Williamson         Management  For           Voted - For
1.8 Election of Director: Tanya M. Jakusconek           Management  For           Voted - For
2   Appointment of Deloitte LLP As Auditors of the
    Corporation for the Ensuing Year                    Management  For           Voted - Against
3   To Consider And, If Deemed Appropriate, to Pass,
    with Or Without Variation, A Resolution Approving
    an Amended and Restated Share Option and Incentive
    Share Plan for the Company, As More Particularly
    Described in the Information Circular for the
    Meeting                                             Management  For           Voted - For


957




                        GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
U.S. SILVER & GOLD INC
CUSIP: 90346L107
Meeting Date: 27-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution 3 and
    'in Favor' Or 'abstain' Only for Resolutions 1.a
    To-1.h and 2. Thank You.                            Non-Voting                Non-Voting
1.a Election of Director: Hugh Agro                     Management  For           Voted - For
1.b Election of Director: Darren Blasutti               Management  For           Voted - For
1.c Election of Director: Alex Davidson                 Management  For           Voted - For
1.d Election of Director: Louis Dionne                  Management  For           Voted - For
1.e Election of Director: Alan Edwards                  Management  For           Voted - For
1.f Election of Director: Gordon E. Pridham             Management  For           Voted - For
1.g Election of Director: Thomas Ryley                  Management  For           Voted - For
1.h Election of Director: Lorie Waisberg                Management  For           Voted - For
2   Appointment of Auditors: Appointment of
    PricewaterhouseCoopers LLP As Auditors of the
    Company for the Ensuing Year and Authorizing the
    Directors to Fix Their Remuneration                 Management  For           Voted - For
3   Shareholder Rights Plan: Resolved That: A) the
    Shareholder Rights Plan Dated December 11 2012, As
    Adopted by the Board of Directors of the Company, A
    Summary of Which is Attached to This Management
    Information Circular As Schedule A, and the Full
    Text of Which is Available on Sedar at
    Www.sedar.com, be Ratified and Confirmed As the
    Shareholder Rights Plan of the Company; and B) Any
    Officer Or Director of the Company is Authorized
    and Directed to Execute and Deliver Under Corporate
    Seal Or Otherwise, All Such Documents and
    Instruments and to Do All Such Acts As, in the
    Opinion of the Board, May be Necessary Or Desirable
    to Give Effect to This Resolution                   Management  For           Voted - For
U.S. SILVER CORPORATION, TORONTO, ON
CUSIP: 90343P507
Meeting Date: 07-Aug-12 Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
1   The U.S. Silver Arrangement Resolution Attached As
    Appendix C to the Circular Accompanying the Notice
    of Meeting Approving, Among Other Things, the U.S.
    Silver Arrangement and the Combination Transaction  Management  For           Voted - For
WILDCAT SILVER CORPORATION, VANCOUVER BC
CUSIP: 968102103
Meeting Date: 21-Jun-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1" and


958




    GLOBAL X SILVER MINERS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    'in Favor' Or 'abstain' Only for Resolution-numbers
    "2.1 to 2.5 and 3". Thank You.                      Non-Voting                Non-Voting
1   To Set the Number of Directors at Five              Management  For           Voted - For
2.1 Election of Director: R. Stuart Angus               Management  For           Voted - For
2.2 Election of Director: Donald B. Clark               Management  For           Voted - For
2.3 Election of Director: Gilmour Clausen               Management  For           Voted - For
2.4 Election of Director: Robert Wares                  Management  For           Voted - For
2.5 Election of Director: Richard W. Warke              Management  For           Voted - For
3   Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Corporation for the Ensuing Year
    and Authorizing the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For


959




                        GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
ANGIE'S LIST INC.
CUSIP: 034754101 TICKER: ANGI
Meeting Date: 07-May-13 Meeting Type: Annual
1   Director                                            Management
1   John W. Biddinger                                   Management  For           Voted - For
2   Angela Hicks Bowman                                 Management  For           Voted - For
3   Steven M. Kapner                                    Management  For           Voted - For
4   Keith J. Krach                                      Management  For           Voted - For
2   Ratification of the Appointment of Ernst & Young
    LLP As our Independent Registered Public Accounting
    Firm for 2013.                                      Management  For           Voted - For
3   Advisory Vote to Approve the Compensation of our
    Named Executive Officers.                           Management  For           Voted - For
CHANGYOU.COM LTD
CUSIP: 15911M107 TICKER: CYOU
Meeting Date: 28-Aug-12 Meeting Type: Annual
I1  Election of Director: Charles Zhang                 Management  For           Voted - For
I2  Election of Director: Tao Wang                      Management  For           Voted - For
I3  Election of Director: Dave De Yang                  Management  For           Voted - For
I4  Election of Director: Baoquan Zhang                 Management  For           Voted - For
I5  Election of Director: Xiao Chen                     Management  For           Voted - For
II  To Ratify the Appointment of PricewaterhouseCoopers
    As the Company's Independent Auditor for the Fiscal
    Year Ending December 31, 2012.                      Management  For           Voted - For
DEMAND MEDIA,INC.
CUSIP: 24802N109 TICKER: DMD
Meeting Date: 11-Jun-13 Meeting Type: Annual
1A. Election of Director: Richard M. Rosenblatt         Management  For           Voted - For
1B. Election of Director: Fredric W. Harman             Management  For           Voted - For
1C. Election of Director: James E. Quandt               Management  For           Voted - For
2   Ratification of the Selection of
    PricewaterhouseCoopers LLP As Independent
    Registered Public Accountants of Demand Media, Inc.
    for the Fiscal Year Ending December 31, 2013.       Management  For           Voted - For
DENA CO.,LTD.
CUSIP: J1257N107
Meeting Date: 22-Jun-13 Meeting Type: Annual General Meeting
1   Approve Appropriation of Surplus                    Management  For           Voted - For
2   Amend Articles To: Expand Business Lines            Management  For           Voted - For
3.1 Appoint A Director                                  Management  For           Voted - For
3.2 Appoint A Director                                  Management  For           Voted - For
3.3 Appoint A Director                                  Management  For           Voted - For
3.4 Appoint A Director                                  Management  For           Voted - For


960




                            GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3.5 Appoint A Director                                  Management  For           Voted - For
3.6 Appoint A Director                                  Management  For           Voted - For
4   Amend the Compensation to be Received by Directors  Management  For           Voted - For
5   Amend Details of Compensation As Stock Options for
    Directors                                           Management  For           Voted - For
FACEBOOK INC.
CUSIP: 30303M102 TICKER: FB
Meeting Date: 11-Jun-13     Meeting Type: Annual
1   Director                                            Management
1   Marc L. Andreessen                                  Management  For           Voted - For
2   Erskine B. Bowles                                   Management  For           Voted - For
3   S.D. Desmond-hellmann                               Management  For           Voted - For
4   Donald E. Graham                                    Management  For           Voted - For
5   Reed Hastings                                       Management  For           Voted - For
6   Sheryl K. Sandberg                                  Management  For           Voted - For
7   Peter A. Thiel                                      Management  For           Voted - For
8   Mark Zuckerberg                                     Management  For           Voted - For
2   To Approve, on A Non-binding Advisory Basis, the
    Compensation of Facebook, Inc.'s Named Executive
    Officers.                                           Management  For           Voted - Against
3   To Vote, on A Non-binding Advisory Basis, Whether A
    Non-binding Advisory Vote on the Compensation
    Program for Facebook, Inc.'s Named Executive
    Officers Should be Held Every One, Two Or Three
    Years.                                              Management                Voted - 1 Year
4   To Ratify the Appointment of Ernst & Young LLP As
    Facebook, Inc.'s Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - Against
GOOGLE INC.
CUSIP: 38259P508 TICKER: GOOG
Meeting Date: 06-Jun-13     Meeting Type: Annual
1   Director                                            Management
1   Larry Page                                          Management  For           Voted - For
2   Sergey Brin                                         Management  For           Voted - For
3   Eric E. Schmidt                                     Management  For           Voted - For
4   L. John Doerr                                       Management  For           Voted - For
5   Diane B. Greene                                     Management  For           Voted - For
6   John L. Hennessy                                    Management  For           Voted - For
7   Ann Mather                                          Management  For           Voted - For
8   Paul S. Otellini                                    Management  For           Voted - For
9   K. Ram Shriram                                      Management  For           Voted - For
10  Shirley M. Tilghman                                 Management  For           Voted - For
2   The Ratification of the Appointment of Ernst &
    Young LLP As Google's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
                                                        961





                        GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   A Stockholder Proposal Regarding A Report on Lead
    Batteries in Google's Supply Chain, If Properly
    Presented at the Meeting.                          Shareholder Against       Voted - Against
4   A Stockholder Proposal Regarding Equal Shareholder
    Voting, If Properly Presented at the Meeting.      Shareholder Against       Voted - For
5   A Stockholder Proposal Regarding Executive Stock
    Retention, If Properly Presented at the Meeting.   Shareholder Against       Voted - Against
6   A Stockholder Proposal Regarding Succession
    Planning, If Properly Presented at the Meeting.    Shareholder Against       Voted - Against
GREE,INC.
CUSIP: J18807107
Meeting Date: 25-Sep-12 Meeting Type: Annual General Meeting
1   Approve Appropriation of Surplus                   Management  For           Voted - For
2   Amend Articles To: Expand Business Lines, Increase
    Board Size to 5, Adopt Reduction of Liability
    System for Directors and Corporate Auditors        Management  For           Voted - For
3.1 Appoint A Director                                 Management  For           Voted - For
3.2 Appoint A Director                                 Management  For           Voted - For
3.3 Appoint A Director                                 Management  For           Voted - For
3.4 Appoint A Director                                 Management  For           Voted - For
3.5 Appoint A Director                                 Management  For           Voted - For
3.6 Appoint A Director                                 Management  For           Voted - For
3.7 Appoint A Director                                 Management  For           Voted - For
4.1 Appoint A Corporate Auditor                        Management  For           Voted - For
4.2 Appoint A Corporate Auditor                        Management  For           Voted - For
4.3 Appoint A Corporate Auditor                        Management  For           Voted - For
5   Amend the Compensation to be Received by Directors
    and Corporate Auditors                             Management  For           Voted - For
6   Authorize Use of Stock Option Plan for Directors   Management  For           Voted - For
GROUPON, INC.
CUSIP: 399473107 TICKER: GRPN
Meeting Date: 13-Jun-13 Meeting Type: Annual
1   Director                                           Management
1   Eric P. Lefkofsky                                  Management  For           Voted - For
2   Peter J. Barris                                    Management  For           Voted - For
3   Robert J. Bass                                     Management  For           Voted - For
4   Daniel T. Henry                                    Management  For           Voted - For
5   Mellody Hobson                                     Management  For           Voted - For
6   Bradley A. Keywell                                 Management  For           Voted - For
7   Theodore J. Leonsis                                Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP As
    the Independent Registered Public Accounting Firm
    of the Company for Fiscal Year 2013.               Management  For           Voted - For
3   To Approve, on an Advisory Basis, Compensation of
    our Executive Officers.                            Management  For           Voted - For
4   To Approve the Amendment to the Groupon, Inc. 2011
    Incentive Plan to Increase the Number of Shares


962




                            GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Available Under the Plan and to Increase the
    Individual Limit on Annual Share Awards.            Management  For           Voted - For
JIVE SOFTWARE INC.
CUSIP: 47760A108 TICKER: JIVE
Meeting Date: 21-May-13     Meeting Type: Annual
1   Director                                            Management
1   James J. Goetz                                      Management  For           Voted - For
2   William A. Lanfri                                   Management  For           Voted - For
3   Ted E. Schlein                                      Management  For           Voted - For
2   To Ratify the Appointment of KPMG LLP As Jive
    Software's Independent Registered Public Accounting
    Firm for the Fiscal Year Ending December 31, 2013.  Management  For           Voted - For
3   To Consider an Advisory Vote to Approve Named
    Executive Officer Compensation.                     Management  For           Voted - For
LINKEDIN CORPORATION
CUSIP: 53578A108 TICKER: LNKD
Meeting Date: 13-Jun-13     Meeting Type: Annual
1   Director                                            Management
1   A. George "skip" Battle                             Management  For           Voted - For
2   Michael J. Moritz                                   Management  For           Voted - For
2   Ratification of the Appointment of Deloitte &
    Touche LLP As the Independent Registered Public
    Accountants of Linkedin Corporation for the Fiscal
    Year Ending December 31, 2013.                      Management  For           Voted - For
MAIL.RU GROUP LTD, ROAD TOWN
CUSIP: 560317208
Meeting Date: 07-Jun-13     Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    202456 Due to Addition Of-resolution and Change in
    Voting Status of Resolution 1. All Votes Received
    On-the Previous Meeting Will be Disregarded and You
    Will Need to Reinstruct on Th-is Meeting Notice.
    Thank You.                                          Non-Voting                Non-Voting
1   To Receive the Annual Report for the Year Ended
    31st December 2012                                  Non-Voting                Non-Voting
    Please Note That Cumulative Voting Applies to This
    Resolution Regarding the El-ection of Directors.
    Standing Instructions Have Been Removed for This
    Meeting.-please Note That Only A Vote "for" the
    Director Will be Cumulated. Please Con-tact Your
    Client Service Representative If You Have Any
    Questions.                                          Non-Voting                Non-Voting
2.1 Elect Brett Sinclair Armitage As Director           Management  For           Voted - For
2.2 Elect Boris Dobrodeev As Director                   Management  For           Voted - For
2.3 Elect Dmitry Grishin As Director                    Management  For           Abstain
2.4 Elect Matthew Hammond As Director                   Management  For           Abstain


963




                        GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.5 Elect Charles St Leger Searle As Director           Management  For           Abstain
2.6 Elect Vasileios Sgourdos As Director                Management  For           Abstain
2.7 Elect Mark Remon Sorour As Director                 Management  For           Abstain
2.8 Elect Vladimir Streshinskiy As Director             Management  For           Abstain
2.9 Elect IVan Tavrin As Director                       Management  For           Abstain
2.1 Elect Verdi Israelyan As Director                   Management  For           Abstain
MIXI,INC.
CUSIP: J45993102
Meeting Date: 25-Jun-13 Meeting Type: Annual General Meeting
1   Amend Articles To: Allow Board to Make Rules
    Governing Exercise of Shareholders' Rights,
    Increase Board Size to 9, Adopt Restriction to the
    Rights for Odd-lot Shares, Allow Use of Treasury
    Shares for Odd-lot Purchases                        Management  For           Voted - Against
2.1 Appoint A Director                                  Management  For           Voted - For
2.2 Appoint A Director                                  Management  For           Voted - For
2.3 Appoint A Director                                  Management  For           Voted - For
2.4 Appoint A Director                                  Management  For           Voted - For
2.5 Appoint A Director                                  Management  For           Voted - For
2.6 Appoint A Director                                  Management  For           Voted - For
2.7 Appoint A Director                                  Management  For           Voted - For
3   Amend the Compensation to be Received by Directors  Management  For           Voted - For
4   Authorize Use of Compensation-based Stock Option
    Plan for Directors                                  Management  For           Voted - For
NETEASE, INC.
CUSIP: 64110W102 TICKER: NTES
Meeting Date: 06-Sep-12 Meeting Type: Annual
1A  Re-election of Director: William Lei Ding           Management  For           Voted - For
1B  Re-election of Director: Alice Cheng                Management  For           Voted - For
1C  Re-election of Director: Denny Lee                  Management  For           Voted - For
1D  Re-election of Director: Joseph Tong                Management  For           Voted - For
1E  Re-election of Director: Lun Feng                   Management  For           Voted - For
1F  Re-election of Director: Michael Leung              Management  For           Voted - For
1G  Re-election of Director: Michael Tong               Management  For           Voted - For
2   Appoint PricewaterhouseCoopers Zhong Tian Cpas
    Limited Company As Independent Auditors of Netease,
    Inc. for the Fiscal Year Ending December 31, 2012.  Management  For           Voted - For
NEXON CO.,LTD.
CUSIP: J4914X104
Meeting Date: 26-Mar-13 Meeting Type: Annual General Meeting
1.1 Appoint A Director                                  Management  For           Voted - For
1.2 Appoint A Director                                  Management  For           Voted - For
1.3 Appoint A Director                                  Management  For           Voted - For
1.4 Appoint A Director                                  Management  For           Voted - For
                                                        964





                        GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.5 Appoint A Director                                  Management  For           Voted - For
1.6 Appoint A Director                                  Management  For           Voted - For
2   Allow Board to Authorize Use of Stock Option Plan   Management  For           Voted - For
3   Allow Board to Authorize Use of Compensation- Based
    Stock Option Plan for Directors, Apart from the
    Regular Remunerations                               Management  For           Voted - For
NUTRISYSTEM, INC.
CUSIP: 67069D108 TICKER: NTRI
Meeting Date: 05-Sep-12 Meeting Type: Special
1   Approve the Amended and Restated Nutrisystem, Inc.
    2008 Long-term Incentive Plan.                      Management  For           Voted - For
Meeting Date: 05-Jun-13 Meeting Type: Annual
1   Director                                            Management
1   Robert F. Bernstock                                 Management  For           Voted - For
2   Paul Guyardo                                        Management  For           Voted - For
3   Michael J. Hagan                                    Management  For           Voted - For
4   Jay Herratti                                        Management  For           Voted - For
5   Brian P. Tierney                                    Management  For           Voted - For
6   Andrea Weiss                                        Management  For           Voted - For
7   Stephen T. Zarrilli                                 Management  For           Voted - For
8   Dawn M. Zier                                        Management  For           Voted - For
2   Ratify KPMG LLP As our Independent Registered
    Public Accounting Firm.                             Management  For           Voted - For
3   Approve Named Executive Officers Compensation.      Management  For           Voted - For
PANDORA MEDIA, INC.
CUSIP: 698354107 TICKER: P
Meeting Date: 05-Jun-13 Meeting Type: Annual
1   Director                                            Management
1   James M.p. Feuille                                  Management  For           Voted - For
2   Peter Gotcher                                       Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP, As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending January 31, 2014.        Management  For           Voted - For
PCHOME ONLINE INC
CUSIP: Y6801R101
Meeting Date: 26-Jun-13 Meeting Type: Annual General Meeting
    As Per Trust Association's Proxy Voting Guidelines,
    Every Shareholder Is-eligible to be Nominated As A
    Candidate and be Elected As A Director Or A-
    Supervisor, Regardless of Being Recommended by the
    Company And/or by Other-parties. If You Intend to
    Vote for A Listed Candidate, You Will Need
    To-contact the Candidate And/or the Issuing Company
    to Obtain the Candidate's-name and Id Number.
                                                        965





                          GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Without Such Specific Information, an Election
    Would Be-deemed As A 'no Vote'.                     Non-Voting                Non-Voting
    Please Note That in Cases Where the Client
    Instructs Us to Vote Against Any-proposal to be
    Discussed at A Shareholders Meeting and the Voting
    With-respect to Such Proposal is Done by Ballot, We
    Or our Designee Will Fill Out-the Ballot in Respect
    of Such Proposal in Accordance with the
    Clients-instructions. However, If the Voting at the
    Shareholders Meeting is Done By-acclamation, We/our
    Designee Will Not Take Any Action in Respect of
    The-relevant Proposal. Thank You                    Non-Voting                Non-Voting
A.1 The 2012 Business Operations                        Non-Voting                Non-Voting
A.2 The 2012 Audited Reports                            Non-Voting                Non-Voting
B.1 The 2012 Business Reports and Financial Statements  Management  For           Voted - For
B.2 The 2012 Profit Distribution. Proposed Cash
    Dividend: Twd2.99026946 Per Share                   Management  For           Voted - For
B.3 The Revision to the Articles of Incorporation       Management  For           Voted - For
B.4 The Revision to the Procedures of Monetary Loans,
    Endorsement and Guarantee                           Management  For           Voted - For
B.5 The Election of an Independent Director: Zeng,
    Xun-yi, Id No.: A22387xxx5                          Management  For           Voted - For
B.6 Extraordinary Motions                               Management  For           Voted - Against
    Please Note That This is A Revision Due to Receipt
    of Director Name. If You Ha-ve Already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You-decide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
SINA CORPORATION
CUSIP: G81477104 TICKER: SINA
Meeting Date: 10-Aug-12   Meeting Type: Annual
1   Re-election of Yan Wang As A Director of the
    Company.                                            Management  For           Voted - For
2   Re-election of Song-yi Zhang As A Director of the
    Company.                                            Management  For           Voted - For
3   Ratify the Appointment of PricewaterhouseCoopers
    Zhong Tian Cpas Limited Company As the Independent
    Auditors of the Company.                            Management  For           Voted - For
S4. As A Special Resoultion, Approval of the Amendment
    of Article 71 Set Forth in the Second Amended and
    Restated Articles of Association of the Company by
    Adopting the Third Amended and Restated Articles of
    Association of the Company.                         Management  For           Voted - For
SKY-MOBI LTD.
CUSIP: 83084G109 TICKER: MOBI
Meeting Date: 14-Dec-12   Meeting Type: Annual
1   Re-election of Mr. Kui Zhou As A Class B Director
    of the Company                                      Management  For           Voted - For


966




                             GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
2     Re-election of Mr. Wei Zhou As A Class B Director
      of the Company                                      Management  For           Voted - For
3     Appointment of Deloitte Touche Tohmatsu As the
      Company's Independent Registered Public Accounting
      Firm for the Fiscal Year Ending March 31, 2013      Management  For           Voted - For
4     Authorization of Mr. Michael Tao Song to Take Any
      and Every Action That Might be Necessary to Effect
      the Foregoing Resolutions As He, in His Absolute
      Discretion, Thinks Fit                              Management  For           Voted - Against
TENCENT HOLDINGS LTD, GEORGE TOWN
CUSIP: G87572148
Meeting Date: 15-May-13      Meeting Type: Annual General Meeting
      Please Note That Shareholders are Allowed to Vote
      'in Favor' Or 'against'-only for All Resolutions.
      Thank You.                                          Non-Voting                Non-Voting
      Please Note That the Company Notice and Proxy Form
      are Available by Clicking-on the Url Links:-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0328/ltn201303281202.pdf-and-
      Http://www.hkexnews.hk/listedco/listconews/sehk/
      2013/0328/ltn201303281196.pdf                       Non-Voting                Non-Voting
1     To Receive and Consider the Audited Financial
      Statements and the Reports of the Directors and
      Auditor for the Year Ended 31 December 2012         Management  For           Voted - For
2     To Declare A Final Dividend                         Management  For           Voted - For
3.i.a To Re-elect Mr Zhang Zhidong As Director            Management  For           Voted - For
3.i.b To Re-elect Mr Ian Charles Stone As Director        Management  For           Voted - For
3.i.c To Re-elect Mr Jacobus Petrus Bekker As Director    Management  For           Voted - For
3.ii  To Authorise the Board of Directors to Fix the
      Directors' Remuneration                             Management  For           Voted - For
4     To Re-appoint Auditor and to Authorise the Board of
      Directors to Fix Their Remuneration                 Management  For           Voted - For
5     To Grant A General Mandate to the Directors to
      Issue New Shares (ordinary Resolution 5 As Set Out
      in the Notice of the Agm)                           Management  For           Voted - Against
6     To Grant A General Mandate to the Directors to
      Repurchase Shares (ordinary Resolution 6 As Set Out
      in the Notice of the Agm)                           Management  For           Voted - For
7     To Extend the General Mandate to Issue New Shares
      by Adding the Number of Shares Repurchased
      (ordinary Resolution 7 As Set Out in the Notice of
      the Agm)                                            Management  For           Voted - Against
UNITED ONLINE, INC.
CUSIP: 911268100 TICKER: UNTD
Meeting Date: 13-Jun-13      Meeting Type: Annual
1     Director                                            Management
1     Robert Berglass                                     Management  For           Voted - For
2     Kenneth L. Coleman                                  Management  For           Voted - For


967




                        GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
3   To Approve the Company's Amended and Restated 2010
    Incentive Compensation Plan.                        Management  For           Voted - Against
4   To Approve an Advisory Resolution Regarding the
    Compensation of the Company's Named Executive
    Officers.                                           Management  For           Voted - Against
XING AG, HAMBURG
CUSIP: D9829E105
Meeting Date: 24-May-13 Meeting Type: Annual General Meeting
1   Presentation of the Financial Statements and Annual
    Report for the 2012 Financ-ial Year with the Report
    of the Supervisory Board, the Group Financial
    Stateme-nts and Group Annual Report As Well As the
    Report by the Board of Mds Pursuant- to Sections
    289(4) and 315(4) of the German Commercial Code     Non-Voting                Non-Voting
2   Resolution on the Appropriation of the
    Distributable Profit of Eur 8,673,652.26 As
    Follows: Payment of A Dividend of Eur 0.56 Per
    No-par Share Eur 5,584,373.50 Shall be Carried
    Forward Ex-dividend and Payable Date: May 27, 2013  Management  For           Voted - For
3   Ratification of the Acts of the Board of Mds        Management  For           Voted - For
4   Ratification of the Acts of the Supervisory Board   Management  For           Voted - For
5   Appointment of Auditors for the 2013 Financial Year
    and for the Review of the Interim Half-year
    Financial Statements: PricewaterhouseCoopers Ag,
    Hamburg                                             Management  For           Voted - For
6.a Election to the Supervisory Board: Stefan Winners   Management  For           Voted - Against
6.b Election to the Supervisory Board: Anette Weber     Management  For           Voted - For
YANDEX NV
CUSIP: N97284108 TICKER: YNDX
Meeting Date: 21-May-13 Meeting Type: Annual
1   Approval of 2012 Annual Statutory Accounts of the
    Company.                                            Management  For           Voted - For
2   Addition of 2012 Profits of the Company to Retained
    Earnings.                                           Management  For           Voted - For
3   Granting Discharge to the Directors for Their
    Management During the Past Financial Year.          Management  For           Voted - For
4   Proposal to Appoint Rogier Rijuja As A
    Non-executive Member of the Board of Directors with
    Effect from May 21, 2013.                           Management  For           Voted - For
5   Proposal to Re-appoint Ilya Segalovich As an
    Executive Member of the Board of Directors with
    Effect from May 21, 2013.                           Management  For           Voted - Against
6   Proposal to Re-appoint Charles Ryan As A
    Non-executive Member of the Board of Directors with
    Effect from May 21, 2013.                           Management  For           Voted - For
                                                        968





                        GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   Proposal to Re-appoint Alexander Voloshin As A
    Non-executive Member of the Board of Directors with
    Effect from May 21, 2013.                           Management  For           Voted - Against
8   Authorization to Cancel the Company's Outstanding
    Class C Shares.                                     Management  For           Voted - For
9   Amendment of the Company's Articles of Association
    to Conform Them to Recent Changes in Dutch Law.     Management  For           Abstain
10  Appointment of the External Auditor of the
    Company's Consolidated Financial Statements and
    Statutory Accounts.                                 Management  For           Voted - For
11  Authorization to Issue Ordinary Shares and
    Preferences Shares.                                 Management  For           Voted - Against
12  Authorization to Exclude Pre-emptive Rights.        Management  For           Voted - Against
13  Authorization of the Board to Acquire Shares in the
    Company.                                            Management  For           Voted - For
YELP INC
CUSIP: 985817105 TICKER: YELP
Meeting Date: 05-Jun-13 Meeting Type: Annual
1   Director                                            Management
1   Fred Anderson                                       Management  For           Voted - For
2   Peter Fenton                                        Management  For           Voted - For
3   Jeremy Levine                                       Management  For           Voted - For
2   To Approve the Yelp Inc. 2012 Equity Incentive
    Plan, As Amended.                                   Management  For           Voted - Against
3   To Ratify the Selection of Deloitte & Touche LLP As
    Yelp's Independent Registered Public Accounting
    Firm for the Year Ending December 31, 2013.         Management  For           Voted - For
4   To Approve, on an Advisory Basis, the Compensation
    of Yelp's Named Executive Officers, As Disclosed in
    the Accompanying Proxy Statement.                   Management  For           Voted - For
5   To Indicate, on an Advisory Basis, the Preferred
    Frequency of Stockholder Advisory Votes on the
    Compensation of Yelp's Named Executive Officers.    Management  1 Year        Voted - 1 Year
YOUKU.COM INC
CUSIP: 98742U100 TICKER: YOKU
Meeting Date: 20-Aug-12 Meeting Type: Annual
O1  That the Issuance of Youku Class A Shares,
    Including Youku Class A Shares Underlying the Adss
    ("share Issuance") That Constitute Consideration
    for Merger ("merger") Pursuant to Agreement and
    Plan of Merger ("merger Agreement") Dated March 11,
    2012, by and Among Youku, Tudou Holdings Limited
    ("tudou") and Two Merger Sub Inc. ("merger Sub"),
    be and Hereby is Authorized and Approved            Management  For           Voted - For
S2  That A New Amended and Restated Memorandum of
    Association of Youku be and is Approved and Adopted
    to Change Youku's Legal Name ("name Change") from
    "youku Inc." to "youku Tudou Inc."                  Management  For           Voted - For


969




                          GLOBAL X SOCIAL MEDIA INDEX ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
S3  That, A New Amended and Restated Articles of
    Association ("new Articles") be and Hereby is
    Approved and Adopted.                               Management  For           Voted - Against
S4  That It be and Hereby is Authorized and Approved
    That the Lead Sentence in the Second Paragraph in
    Article 6(c) of the Current Articles be Replaced in
    Its Entirety with the Sentence in the Same Numbered
    Article of the New Articles                         Management  For           Voted - Against
O5  That, in the Event That There are Insufficient
    Proxies Received at the Time of the Meeting and
    Class Meetings, the Chairman of the Meeting and
    Class Meetings (as Applicable) be Instructed to
    Adjourn the Meeting and Class Meetings (as
    Applicable), All As More Fully Described in the
    Proxy Statement.                                    Management  For           Voted - For
ZYNGA INC.
CUSIP: 98986T108 TICKER: ZNGA
Meeting Date: 04-Jun-13   Meeting Type: Annual
1   Director                                            Management
1   Mark Pincus                                         Management  For           Voted - For
2   L. John Doerr                                       Management  For           Voted - For
3   William "bing" Gordon                               Management  For           Voted - For
4   Reid Hoffman                                        Management  For           Vote Withheld
5   Jeffrey Katzenberg                                  Management  For           Voted - For
6   Stanley J. Meresman                                 Management  For           Voted - For
7   Sunil Paul                                          Management  For           Voted - For
8   Ellen Siminoff                                      Management  For           Voted - For
9   Owen Van Natta                                      Management  For           Voted - For
2   To Approve, on an Advisory Basis, the Compensation
    of the Company's Named Executive Officers.          Management  For           Voted - Against
3   To Ratify the Selection of Ernst & Young LLP As the
    Independent Registered Public Accounting Firm of
    the Company for Its Fiscal Year Ending December 31,
    2013.                                               Management  For           Voted - Against


970




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AES TIETE SA, SAO PAULO
CUSIP: P4991B101
Meeting Date: 03-Dec-12 Meeting Type: ExtraOrdinary General Meeting
    Please Note That These Shares Have No Voting
    Rights, Should You Wish To- Attend the Meeting
    Personally, You May Apply for an Entrance Card By-
    Contacting Your Client Representative. Thank You    Non-Voting                Non-Voting
1   The Amendment of Article 23, Main Part, of the
    Corporate Bylaws of The-company, to Replace the
    Department of Personnel and Management with
    The-department of Performance and Services          Non-Voting                Non-Voting
Meeting Date: 04-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You.                     Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item IV Only. Thank-you.                    Non-Voting                Non-Voting
I   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Approve-the Company's
    Consolidated Financial Statements for the Fiscal
    Year Ended-december 31, 2012                        Non-Voting                Non-Voting
II  Discuss and Approve the Proposal of Destination of
    the Results of Fiscal Year-ended on December, 2012
    and the Distribution of Dividends                   Non-Voting                Non-Voting
III To Elect Three Members of the Board of Directors    Non-Voting                Non-Voting
IV  To Elect Members of the Fiscal Council              Management  For           Abstain
AMERICAN CAP MTG INVT CORP
CUSIP: 02504A104 TICKER: MTGE
Meeting Date: 30-Apr-13 Meeting Type: Annual
1   Director                                            Management
1   Robert M. Couch                                     Management  For           Voted - For
2   Morris A. Davis                                     Management  For           Voted - For
3   Randy E. Dobbs                                      Management  For           Voted - For
                                                        971





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Larry K. Harvey                                     Management  For           Voted - For
5   Prue B. Larocca                                     Management  For           Voted - For
6   Alvin N. Puryear                                    Management  For           Voted - For
7   Malon Wilkus                                        Management  For           Voted - For
8   John R. Erickson                                    Management  For           Voted - For
9   Samuel A. Flax                                      Management  For           Voted - For
2   Ratification of Appointment of Ernst & Young LLP As
    our Independent Public Accountant for the Year
    Ending December 31, 2013.                           Management  For           Voted - For
AMERICAN CAPITAL AGENCY CORP.
CUSIP: 02503X105 TICKER: AGNC
Meeting Date: 28-Jun-13 Meeting Type: Annual
1.1 Election of Director: Robert M. Couch               Management  For           Voted - For
1.2 Election of Director: Morris A. Davis               Management  For           Voted - For
1.3 Election of Director: Randy E. Dobbs                Management  For           Voted - For
1.4 Election of Director: Larry K. Harvey               Management  For           Voted - For
1.5 Election of Director: Prue B. Larocca               Management  For           Voted - For
1.6 Election of Director: Alvin N. Puryear              Management  For           Voted - For
1.7 Election of Director: Malon Wilkus                  Management  For           Voted - For
1.8 Election of Director: John R. Erickson              Management  For           Voted - For
1.9 Election of Director: Samuel A. Flax                Management  For           Voted - For
2   To Approve an Amendment to our Amended and Restated
    Certificate of Incorporation to Increase the Total
    Authorized Shares of our Preferred Stock from
    10,000,000 to 20,000,000.                           Management  For           Voted - For
3   Ratification of Appointment of Ernst & Young LLP As
    our Independent Public Accountant for the Year
    Ending December 31, 2013.                           Management  For           Voted - For
AMLIN PLC, LONDON
CUSIP: G0334Q177
Meeting Date: 16-May-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Company's Accounts for the
    Year Ended 31 December 2012 and the Reports of the
    Directors and Auditors Thereon                      Management  For           Voted - For
2   To Approve the Directors' Remuneration Report
    Contained in the Company's Annual Report for the
    Year Ended 31 December 2012                         Management  For           Voted - For
3   To Declare A Final Dividend of 16.5p Per Ordinary
    Share                                               Management  For           Voted - For
4   To Elect Ms J Chakraverty As A Director             Management  For           Voted - For
5   To Elect Mrs S C R Jemmett-page As A Director       Management  For           Voted - For
6   To Re-elect Mr S C W Beale As A Director            Management  For           Voted - For
7   To Re-elect Mr B D Carpenter As A Director          Management  For           Voted - For
8   To Re-elect Sir Alan Collins As A Director          Management  For           Voted - For
9   To Re-elect Mr R H Davey As A Director              Management  For           Voted - For
10  To Re-elect Mr M D Feinstein As A Director          Management  For           Voted - For
11  To Re-elect Mr R A Hextall As A Director            Management  For           Voted - For
                                                        972





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
12  To Re-elect Mr C E L Philipps As A Director          Management  For           Voted - For
13  To Re-elect Sir Mark Wrightson As A Director         Management  For           Voted - For
14  To Re-appoint PricewaterhouseCoopers LLP As Auditors Management  For           Voted - For
15  To Authorise the Audit Committee to Determine the
    Remuneration of the Auditors                         Management  For           Voted - For
16  To Authorise the Company to Make Political Donations Management  For           Voted - For
17  To Authorise the Directors to Allot Shares           Management  For           Voted - For
18  To Grant the Directors Authority to Disapply Pre-
    Emption Rights                                       Management  For           Voted - For
19  To Authorize the Company to Make Market Purchases
    of the Company's Own Shares                          Management  For           Voted - For
20  To Call General Meetings (other Than an Annual
    General Meeting) on Not Less Than 14 Clear Days'
    Notice                                               Management  For           Voted - Against
ANNALY CAPITAL MANAGEMENT, INC.
CUSIP: 035710409 TICKER: NLY
Meeting Date: 23-May-13 Meeting Type: Annual
1A. Election of Director: Kevin P. Brady                 Management  For           Voted - For
1B. Election of Director: E. Wayne Nordberg              Management  For           Voted - For
1C. Election of Director: Kevin G. Keyes                 Management  For           Voted - For
1D. Election of Director: John H. Schaefer               Management  For           Voted - For
2   The Management Externalization Proposal to Approve
    our Entering Into A Management Agreement with the
    Manager.                                             Management  For           Voted - For
3   The Proposal to Approve A Non- Binding Advisory
    Resolution on Executive Compensation.                Management  For           Voted - Against
4   Ratification of the Appointment of Ernst & Young
    LLP As Independent Registered Public Accounting
    Firm for the Company for the 2013 Fiscal Year.       Management  For           Voted - For
APA GROUP
CUSIP: Q0437B100
Meeting Date: 25-Oct-12 Meeting Type: Annual General Meeting
1   Nomination of Leonard Bleasel Am for Re-election As
    A Director                                           Management  For           Voted - For
2   Nomination of Russell Higgins Ao for Re-election As
    A Director                                           Management  For           Voted - For
3   Proposed Amendments to Rule 7.1 of the Constitution
    of Australian Pipeline Limited                       Management  For           Voted - For
APOLLO INVESTMENT CORPORATION
CUSIP: 03761U106 TICKER: AINV
Meeting Date: 05-Sep-12 Meeting Type: Annual
1   Director                                             Management
1   John J. Hannan                                       Management  For           Voted - For
2   James C. Zelter                                      Management  For           Voted - For
3   Ashok N. Bakhru                                      Management  For           Voted - For
                                                         973





                          GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   To Ratify the Selection of PricewaterhouseCoopers
    LLP to Serve As the Company's Independent
    Registered Public Accounting Firm for the Year
    Ending March 31, 2013.                              Management  For           Voted - For
3   To Consider and Vote Upon A Proposal to Authorize
    Flexibility for the Company, with the Approval of
    Its Board of Directors, to Sell Shares of Its
    Common Stock (during the Next 12 Months) at A Price
    Below Its Then Current Net Asset Value Per Share
    Subject to Certain Limitations Described Herein,
    All As More Fully Described in the Proxy Statement. Management  For           Voted - For
ARMOUR RESIDENTIAL REIT, INC
CUSIP: 042315101 TICKER: ARR
Meeting Date: 01-May-13   Meeting Type: Annual
1   Director                                            Management
1   Scott J. Ulm                                        Management  For           Voted - For
2   Jeffrey J. Zimmer                                   Management  For           Voted - For
3   Daniel C. Staton                                    Management  For           Voted - For
4   Marc H. Bell                                        Management  For           Voted - For
5   Thomas K. Guba                                      Management  For           Voted - For
6   Robert C. Hain                                      Management  For           Voted - For
7   John P. Hollihan, III                               Management  For           Voted - For
8   Stewart J. Paperin                                  Management  For           Voted - For
9   Jordan Zimmerman                                    Management  For           Voted - For
2   To Approve an Amendment to Armour's Amended and
    Restated 2009 Stock Incentive Plan to Increase the
    Aggregate Number of Shares of Common Stock
    Authorized for Issuance Thereunder from 2,000,000
    Shares to 3% of Armour's Issued and Outstanding
    Shares of Common Stock (on A Fully-diluted Basis)
    at the Time of Each Award Thereunder                Management  For           Voted - For
3   To Ratify the Appointment of Deloitte & Touche LLP
    ("deloitte") As Armour's Independent Registered
    Certified Public Accountants for Fiscal Year 2013   Management  For           Voted - For
ASCENDAS REAL ESTATE INVESTMENT TRUST
CUSIP: Y0205X103
Meeting Date: 28-Jun-13   Meeting Type: Annual General Meeting
1   To Receive and Adopt the Report of Hsbc
    Institutional Trust Services (singapore) Limited
    (as Trustee of A-reit) (the "trustee"), the
    Statement by Ascendas Funds Management (s) Limited
    (as Manager of A-reit) (the "manager"), and the
    Audited Financial Statements of A-reit for the
    Financial Year Ended 31 March 2013 and the
    Auditors' Report Thereon                            Management  For           Voted - For
2   To Re-appoint KPMG LLP As Auditors of A-reit to
    Hold Office Until the Conclusion of the Next Agm of
    A-reit, and to Authorise the Manager to Fix Their
    Remuneration                                        Management  For           Voted - For
                                                        974





    GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   That Authority be and is Hereby Given to the
    Manager, To: (a) (i) Issue Units in A-reit
    ("units") Whether by Way of Rights, Bonus Or
    Otherwise; And/or (ii) Make Or Grant Offers,
    Agreements Or Options (collectively, "instruments")
    That Might Or Would Require Units to be Issued,
    Including But Not Limited to the Creation and Issue
    of (as Well As Adjustments To) Securities,
    Warrants, Debentures Or Other Instruments
    Convertible Into Units, at Any Time and Upon Such
    Terms and Conditions and for Such Purposes and to
    Such Persons As the Manager May in Its Absolute
    Discretion Deem Fit; and (b) Issue Units in
    Pursuance of Any Instrument Made Or Granted by the
    Manager While This Resolution Was in Force
    (notwithstanding That the Authority Conferred by
    This Resolution May Have Ceased to be in Force at
    the Time Such Units are Issued), Contd              Management  For           Voted - For
    Contd Provided That: (a) the Aggregate Number of
    Units to be Issued Pursuant-to This Resolution
    (including Units to be Issued in Pursuance of
    Instruments-made Or Granted Pursuant to This
    Resolution) Shall Not Exceed Fifty Per Cent.-(50%)
    of the Total Number of Issued Units (excluding
    Treasury Units, If Any)-(as Calculated in
    Accordance with Sub-paragraph (b) Below), of Which
    The-aggregate Number of Units to be Issued Other
    Than on A Pro Rata Basis To- Unitholders Shall Not
    Exceed Twenty Per Cent. (20%) of the Total Number
    Of-issued Units (excluding Treasury Units, If Any)
    (as Calculated in Accordance-with Sub-paragraph (b)
    Below); (b) Subject to Such Manner of Calculation
    As-may be Prescribed by Singapore Exchange
    Securities Trading Limited (the-"sgx-st") for the
    Purpose of Determining the Aggregate Number of
    Units That-contd                                    Non-Voting                Non-Voting
    Contd May be Issued Under Sub-paragraph (a) Above,
    the Total Number of Issued-units (excluding
    Treasury Units, If Any) Shall be Based on the
    Number Of-issued Units (excluding Treasury Units,
    If Any) at the Time This Resolution- is Passed,
    After Adjusting For: (a) Any New Units Arising from
    the Conversion-or Exercise of Any Instruments Which
    are Outstanding at the Time This-resolution is
    Passed; and (b) Any Subsequent Bonus Issue,
    Consolidation Or- Subdivision of Units; (c) in
    Exercising the Authority Conferred by
    This-resolution, the Manager Shall Comply with the
    Provisions of the Listing-manual of the Sgx-st for
    the Time Being in Force (unless Such Compliance
    Has-been Waived by the Sgx-st) and the Trust Deed
    Constituting A-reit (as-amended) (the "trust Deed")
    for the Time Being in Force (unless
    Otherwise-exempted Or Waived Contd                  Non-Voting                Non-Voting
    Contd by the Monetary Authority of Singapore); (d)
    (unless Revoked Or Varied-by the Unitholders in A


975




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    General Meeting) the Authority Conferred by
    This-resolution Shall Continue in Force Until (i)
    the Conclusion of the Next Agm-of A-reit Or (ii)
    the Date by Which the Next Agm of A-reit is
    Required By-applicable Regulations to be Held,
    Whichever is Earlier; (e) Where the Terms-of the
    Issue of the Instruments Provide for Adjustment to
    the Number Of-instruments Or Units Into Which the
    Instruments May be Converted, in The-event of
    Rights, Bonus Or Other Capitalisation Issues Or Any
    Other Events,-the Manager is Authorised to Issue
    Additional Instruments Or Units Pursuant-to Such
    Adjustment Notwithstanding That the Authority
    Conferred by This-resolution May Have Ceased to be
    in Force at the Time the Instruments Or-units are
    Contd                                               Non-Voting                Non-Voting
    Contd Issued; and (f) the Manager and the Trustee
    be and are Hereby Severally-authorised to Complete
    and Do All Such Acts and Things (including
    Executing-all Such Documents As May be Required) As
    the Manager Or, As the Case May Be,-the Trustee May
    Consider Expedient Or Necessary Or in the Interest
    of A-reit-to Give Effect to the Authority Conferred
    by This Resolution                                  Non-Voting                Non-Voting
ASTRAZENECA PLC, LONDON
CUSIP: G0593M107
Meeting Date: 25-Apr-13 Meeting Type: Annual General Meeting
1   To Receive the Company's Accounts and the Reports
    of the Directors and Auditor for the Year Ended 31
    December 2012                                       Management  For           Voted - For
2   To Confirm the First Interim Dividend of Usd0.90
    (58.1 Pence, Sek 6.26) Per Ordinary Share and to
    Confirm As the Final Dividend for 2012 the Second
    Interim Dividend of Usd1.90 (120.5 Pence, Sek
    12.08) Per Ordinary Share                           Management  For           Voted - For
3   To Reappoint KPMG Audit PLC London As Auditor       Management  For           Voted - For
4   To Authorise the Directors to Agree the
    Remuneration of the Auditor                         Management  For           Voted - For
5A  To Re-elect Leif Johansson As A Director            Management  For           Voted - For
5B  To Elect Pascal Soriot As A Director                Management  For           Voted - For
5C  To Re-elect Simon Lowth As A Director               Management  For           Voted - For
5D  To Re-elect Genevieve Berger As A Director          Management  For           Voted - For
5E  To Re-elect Bruce Burlington As A Director          Management  For           Voted - For
5F  To Re-elect Graham Chipchase As A Director          Management  For           Voted - For
5G  To Re-elect Jean-philippe Courtois As A Director    Management  For           Voted - Against
5H  To Re-elect Rudy Markham As A Director              Management  For           Voted - For
5I  To Re-elect Nancy Rothwell As A Director            Management  For           Voted - For
5J  To Re-elect Shriti Vadera As A Director             Management  For           Voted - For
5K  To Re-elect John Varley As A Director               Management  For           Voted - For
5L  To Re-elect Marcus Wallenberg As A Director         Management  For           Voted - For


976




                         GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
6    To Approve the Directors' Remuneration Report for
     the Year Ended 31 December 2012                     Management  For           Voted - For
7    To Authorise Limited Eu Political Donations         Management  For           Voted - For
8    To Authorise the Directors to Allot Shares          Management  For           Voted - For
9    To Authorise the Directors to Disapply Pre Emption
     Rights                                              Management  For           Voted - For
10   To Authorise the Company to Purchase Its Own Shares Management  For           Voted - For
11   To Reduce the Notice Period for General Meetings    Management  For           Voted - Against
     Please Note That This is A Revision Due to Removal
     of Record Date. If You Have-already Sent in Your
     Votes, Please Do Not Return This Proxy Form Unless
     You D-ecide to Amend Your Original Instructions.
     Thank You.                                          Non-Voting                Non-Voting
ASX LIMITED
CUSIP: Q0604U105
Meeting Date: 05-Oct-12  Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
     Proposals 4(a), 4(b), 5 and 6 And-votes Cast by Any
     Individual Or Related Party Who Benefit from the
     Passing Of-the Proposal/s Will be Disregarded by
     the Company. Hence, If You Have-obtained Benefit Or
     Expect to Obtain Future Benefit You Should Not Vote
     (or-vote "abstain") on the Relevant Proposal Items.
     by Doing So, You Acknowledge-that You Have Obtained
     Benefit Or Expect to Obtain Benefit by the Passing
     Of-the Relevant Proposal/s. by Voting (for Or
     Against) on Proposals (4(a), 4(b),-5 and 6), You
     Acknowledge That You Have Not Obtained Benefit
     Neither Expect-to Obtain Benefit by the Passing of
     the Relevant Proposal/s and You Comply-with the
     Voting Exclusion.                                   Non-Voting                Non-Voting
3(a) Re-election of Director, Roderic (rick) Holliday-
     Smith                                               Management  For           Voted - For
3(b) Re-election of Director, Peter Marriott             Management  For           Voted - For
3(c) Re-election of Director, Jillian Segal              Management  For           Voted - For
3(d) Re-election of Director, Peter Warne                Management  For           Voted - For
3(e) Election of Director, Heather Ridout                Management  For           Voted - For
4(a) Approve Grant of 2011 Performance Rights to Md and
     Ceo Under Lti Plan                                  Management  For           Voted - For
4(b) Approve Grant of 2012 Performance Rights to Md and
     Ceo Under Lti Plan                                  Management  For           Voted - For
5    Remuneration Report                                 Management  For           Voted - For
6    Increase Cap on Non-executive Directors'
     Remuneration                                        Management  For           Voted - For
7    Update to Asx Constitution: A. Repealing the
     Existing Version of Article 12.1 and Inserting the
     Following: "the Number of Directors Will be Not
     Less Than Seven Or More Than Fifteen Subject to Any
     Change Made by Resolution of A General Meeting of
     the Company to the Minimum Or to the Maximum, Which
     Maximum Must Not be Less Than the Number of the


977




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Directors in Office at That Time." B. in Article
    12.6, Replacing the Words "then Most Recently Fixed
    in Accordance With" with the Words "permitted Under" Management  For           Voted - For
ATLANTIC POWER CORP
CUSIP: 04878Q863
Meeting Date: 21-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'- Only for Resolution
    Numbers "1to 7". Thank You.                          Non-Voting                Non-Voting
1   The Election of Irving R. Gerstein As A Member of
    the Issuer's Board of Directors                      Management  For           Voted - For
2   The Election of Kenneth M. Hartwick As A Member of
    the Issuer's Board of Directors                      Management  For           Voted - For
3   The Election of John A. Mcneil As A Member of the
    Issuer's Board of Directors                          Management  For           Voted - For
4   The Election of R. Foster Duncan As A Member of the
    Issuer's Board of Directors                          Management  For           Voted - For
5   The Election of Holli Ladhani As A Member of the
    Issuer's Board of Directors                          Management  For           Voted - For
6   The Election of Barry E. Welch As A Member of the
    Issuer's Board of Directors                          Management  For           Voted - For
7   The Appointment of KPMG LLP As the Auditors of the
    Issuer and the Authorization of the Issuer's Board
    of Directors to Fix Such Auditors' Remuneration      Management  For           Voted - For
8   The Approval, by Non-binding Advisory Vote, of the
    Named Executive Officer Compensation As Described
    in the Circular                                      Management  For           Voted - Against
9   Passing, with Or Without Alteration Or
    Modification, an Ordinary Resolution, the Full Text
    of Which is Set Forth in Schedule "b" to the
    Circular, Approving, Ratifying and Confirming the
    Adoption of the Shareholder Rights Plan Adopted by
    the Board of Directors of the Corporation Effective
    February 28, 2013 Between the Corporation and
    Computershare Investor Services Inc. As Rights
    Agent, As More Particularly Described in the
    Circular                                             Management  For           Voted - For
10  Passing, with Or Without Alteration Or
    Modification, an Ordinary Resolution, the Full Text
    of Which is Set Forth in Schedule "c" to the
    Circular, to Approve, Ratify and Confirm the
    Adoption of the Corporation's Advance Notice Policy
    Adopted by the Board of Directors Effective April
    1, 2013, the Full Text of Which is Included in
    Schedule "d" of the Circular                         Management  For           Voted - For
AVIVA PLC, LONDON
CUSIP: G0683Q109
Meeting Date: 09-May-13 Meeting Type: Annual General Meeting
1   To Receive and Consider the Company's Annual Report
    and Accounts, Together with the Reports of the


978




    GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Directors and the Auditor, for the Financial Year
    Ended 31 December 2012                               Management  For           Voted - For
2   To Approve the Directors' Remuneration Report
    Contained Within the Company's Annual Report and
    the Auditor's Report on the Part of the Directors'
    Remuneration Report Which is Required to be Audited
    for the Financial Year Ended 31 December 2012        Management  For           Voted - For
3   To Receive and Consider the Corporate
    Responsibility Report Contained Within the
    Company's Annual Report                              Management  For           Voted - For
4   To Declare A Final Dividend for the Year Ended 31
    December 2012                                        Management  For           Voted - For
5   To Elect Mark Wilson As A Director of the Company    Management  For           Voted - For
6   To Elect Sir Adrian Montague Cbe As A Director of
    the Company                                          Management  For           Voted - For
7   To Elect Bob Stein As A Director of the Company      Management  For           Voted - For
8   To Re-elect Glyn Barker As A Director of the Company Management  For           Voted - For
9   To Re-elect Michael Hawker Am As A Director of the
    Company                                              Management  For           Voted - For
10  To Re-elect Gay Huey Evans As A Director of the
    Company                                              Management  For           Voted - For
11  To Re-elect John Mcfarlane As A Director of the
    Company                                              Management  For           Voted - For
12  To Re-elect Patrick Regan As A Director of the
    Company                                              Management  For           Voted - For
13  To Re-elect Scott Wheway As A Director of the
    Company                                              Management  For           Voted - For
14  To Re-appoint PricewaterhouseCoopers LLP As Auditor
    of the Company to Hold Office from the Conclusion
    of This Meeting Until the Conclusion of the Next
    General Meeting of the Company at Which the Annual
    Report and Accounts are Laid                         Management  For           Voted - Against
15  To Authorise the Directors to Determine the
    Auditor's Remuneration                               Management  For           Voted - For
16  Authority to Allot New Securities                    Management  For           Voted - For
17  Disapplication of Pre-emption Rights                 Management  For           Voted - For
18  Purchase of Own Ordinary Shares by the Company       Management  For           Voted - For
19  Purchase of Own 83/4% Cumulative Irredeemable
    Preference Shares by the Company                     Management  For           Voted - For
20  Purchase of Own 83/8% Cumulative Irredeemable
    Preference Shares by the Company                     Management  For           Voted - For
21  Scrip Dividend                                       Management  For           Voted - For
22  Political Donations                                  Management  For           Voted - For
23  Notice of Meetings Other Than Annual General
    Meetings                                             Management  For           Voted - Against
24  Authority to Allot Additional Preference Shares      Management  For           Voted - For


979




                          GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
BANK OF QUEENSLAND LTD, BRISBANE QLD
CUSIP: Q12764116
Meeting Date: 13-Dec-12   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3, 6, 7 and 8 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (3, 6, 7 and 8),-you
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                            Non-Voting                Non-Voting
2.a Re-election of Carmel Gray As A Director         Management  For           Voted - For
2.b Election of Richard Haire As A Director          Management  For           Voted - For
3   Ratification of Issue of Ordinary Shares - April
    2012 Placement                                   Management  For           Voted - For
4   That for the Purposes of Section 136 of the
    Corporations Act 2001 (cth) and for All Other
    Purposes, Boq Adopt the Provisions of the
    Constitution Tabled at the Meeting and Signed for
    the Purposes of Identification by the Chairman, As
    the Constitution of the Company, in Substitution
    for the Present Constitution Which is Repealed   Management  For           Voted - For
5   Approval of Cps Terms of Issue                   Management  For           Voted - For
6   Approve the Issue of Cps                         Management  For           Voted - For
7   Approve A Selective Buy-back of Peps             Management  For           Voted - For
8   Remuneration Report                              Management  For           Voted - For
BELGACOM SA DE DROIT PUBLIC, BRUXELLES
CUSIP: B10414116
Meeting Date: 17-Apr-13   Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) May
    be Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                          Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged     Non-Voting                Non-Voting


980




    GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Examination of the Annual Reports of the Board of
    Directors of Belgacom Sa Und-er Public Law with
    Regard to the Annual Accounts and the Consolidated
    Annual A-ccounts at 31 December 2012                 Non-Voting                Non-Voting
2   Examination of the Reports of the Board of Auditors
    of Belgacom Sa Under Publi-c Law with Regard to the
    Annual Accounts and of the Independent Auditors
    With-regard to the Consolidated Annual Accounts at
    31 December 2012                                     Non-Voting                Non-Voting
3   Examination of the Information Provided by the
    Joint Committee                                      Non-Voting                Non-Voting
4   Examination of the Consolidated Annual Accounts at
    31 December 2012                                     Non-Voting                Non-Voting
5   Ratification of the Decisions of the Board of
    Directors Dated 25 October 2012 and 28 February
    2013 to Recognize for the Future, But Suspend the
    Dividend Rights That Were Cancelled Up to Then, for
    the Total Amount of Shares Needed to Cover the
    Long-term Incentive Plans for Employees, Tranches
    2012 and 2013                                        Management  For           Voted - For
6   Approval of the Annual Accounts with Regard to the
    Financial Year Closed on 31 December 2012,
    Including the Following Allocation of the Results
    As Specified, for 2012, the Gross Dividend Amounts
    to Eur 2.49 Per Share, Entitling Shareholders to A
    Dividend Net of Withholding Tax of Eur 1.8675 Per
    Share, of Which an Interim Dividend of Eur 0.81
    (eur 0.6075 Per Share Net of Withholding Tax) Was
    Already Paid Out on 14 December 2012; This Means
    That A Gross Dividend of Eur 1.68 Per Share (eur
    1.26 Per Share Net of Withholding Tax) Will be Paid
    on 26 April 2013. the Ex-dividend Date is Fixed on
    23 April 2013, the Record Date is 25 April 2013      Management  For           Voted - For
7   Approval of the Remuneration Report                  Management  For           Voted - For
8   Granting of A Discharge to the Members of the Board
    of Directors for the Exercise of Their Mandate
    During the Financial Year Closed on 31 December 2012 Management  For           Voted - For
9   Granting of A Discharge to the Members of the Board
    of Auditors for the Exercise of Their Mandate
    During the Financial Year Closed on 31 December 2012 Management  For           Voted - For
10  Granting of A Discharge to the Independent Auditors
    Deloitte Statutory Auditors Sc Sfd Scrl,
    Represented by Mr. Geert Verstraeten and Mr. Luc
    Van Coppenolle, for the Exercise of Their Mandate
    During the Financial Year Closed on 31 December 2012 Management  For           Voted - For
11  To Appoint, on Nomination by the Board of Directors
    After Recommendation of the Nomination and
    Remuneration Committee, Mr. Guido J.m. Demuynck As
    Board Member for A Period Which Will Expire at the
    Annual General Meeting of 2019                       Management  For           Voted - For
12  To Appoint, on Nomination by the Board of Directors
    After Recommendation of the Nomination and
    Remuneration Committee, Mrs. Carine Doutrelepont As
    Board Member for A Period Which Will Expire at the
    Annual General Meeting of 2016                       Management  For           Voted - For
                                                         981





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
13  To Appoint, on Nomination by the Board of Directors
    After Recommendation of the Nomination and
    Remuneration Committee, Mr. Oren G. Shaffer As
    Board Member for A Period Which Will Expire at the
    Annual General Meeting of 2014                  Management  For           Voted - For
14  To Set the Remuneration for the Mandate of Mr.
    Guido J.m. Demuynck, Mrs. Carine Doutrelepont and
    Mr. Oren G. Shaffer As Follows: Fixed Annual
    Remuneration of Eur 25,000; Attendance Fee of Eur
    5,000 Per Board Meeting Attended; Attendance Fee of
    Eur 2,500 Per Board Advisory Committee Meeting
    Attended; Eur 2,000 Per Year to Cover Communication
    Costs                                           Management  For           Voted - For
15  To Appoint Deloitte Bedrijfsrevisoren/reviseurs
    D'entreprises Sc Sfd Scrl, Represented by Mr. Geert
    Verstraeten and Mr. Nico Houthaeve, for A Period of
    Three Years for an Annual Audit Fee of 298,061 Eur
    (to be Indexed Annually)                        Management  For           Voted - For
16  Miscellaneous                                   Non-Voting                Non-Voting
    Please Note That This is A Revision Due to
    Modification in Text of Resolution-15. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy Fo-rm Unless You Decide to Amend Your
    Original Instructions. Thank You.               Non-Voting                Non-Voting
BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC
CUSIP: Q1458B102
Meeting Date: 29-Oct-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 5 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (5), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.               Non-Voting                Non-Voting
2   Re Election of Jenny Dawson                     Management  For           Voted - For
3   Re Election of Deb Radford                      Management  For           Voted - For
4   Re Election of Tony Robinson                    Management  For           Voted - For
5   Remuneration Report                             Management  For           Voted - For
6   Constitution                                    Management  For           Voted - For
BGC PARTNERS, INC.
CUSIP: 05541T101 TICKER: BGCP
Meeting Date: 17-Dec-12 Meeting Type: Annual
1   Director                                        Management
                                                    982





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1   Howard W. Lutnick                                    Management  For           Voted - For
2   John H. Dalton                                       Management  For           Voted - For
3   Stephen T. Curwood                                   Management  For           Voted - For
4   Barry R. Sloane                                      Management  For           Voted - For
5   Albert M. Weis                                       Management  For           Voted - For
Meeting Date: 04-Jun-13 Meeting Type: Annual
1   Director                                             Management
1   Howard W. Lutnick                                    Management  For           Voted - For
2   John H. Dalton                                       Management  For           Voted - For
3   Stephen T. Curwood                                   Management  For           Voted - For
4   Albert M. Weis                                       Management  For           Voted - For
2   Approval of the Fourth Amended and Restated Bgc
    Partners, Inc. Long Term Incentive Plan.             Management  For           Voted - Against
BOUYGUES, PARIS
CUSIP: F11487125
Meeting Date: 25-Apr-13 Meeting Type: MIX
    Please Note in the French Market That the Only
    Valid Vote Options are "for"-and "against" A Vote
    of "abstain" Will be Treated As an "against" Vote.   Non-Voting                Non-Voting
    The Following Applies to Non- Resident Shareowners
    Only: Proxy Cards: Voting-instructions Will be
    Forwarded to the Global Custodians on the Vote
    Deadline-date. in Capacity As Registered
    Intermediary, the Global Custodians Will Sign-the
    Proxy Cards and Forward Them to the Local
    Custodian. If You Request More-information, Please
    Contact Your Client Representative                   Non-Voting                Non-Voting
    Please Note That Important Additional Meeting
    Information is Available By-clicking on the
    Material Url Link:-https://balo.journal-
    Officiel.gouv.fr/pdf/2013/0304/201303041300554. Pdf
    .pleas-e Note That This is A Revision Due to
    Addition of Url Link: Https://balo.journ-al-
    Officiel.gouv.fr/pdf/2013/0405/201304051301103.
    Pdf. If You Have Already Sen-t in Your Votes,
    Please Do Not Return This Proxy Form Unless You
    Decide to Ame- Nd Your Original Instructions. Thank
    You.                                                 Non-Voting                Non-Voting
O.1 Approval of the Annual Corporate Financial
    Statements for the Financial Year Ended December
    31, 2012                                             Management  For           Voted - For
O.2 Approval of the Consolidated Financial Statements
    for the Financial Year Ended December 31, 2012       Management  For           Voted - For
O.3 Allocation of Income and Setting the Dividend        Management  For           Voted - For
O.4 Approval of the Regulated Agreements and Commitments Management  For           Voted - For
O.5 Renewal of Term of Mr. Yves Gabriel As Board Member  Management  For           Voted - For
O.6 Renewal of Term of Mr. Patrick Kron As Board Member  Management  For           Voted - For
O.7 Renewal of Term of Mrs. Colette Lewiner As Board
    Member                                               Management  For           Voted - For


983




    GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
O.8 Renewal of Term of Mr. Jean Peyrelevade As Board
    Member                                               Management  For           Voted - For
O.9 Renewal of Term of Mr. Francois-henri Pinault As
    Board Member                                         Management  For           Voted - For
O.10 Renewal of Term of the Company Scdm As Board Member Management  For           Voted - For
O.11 Appointment of Mrs. Rose-marie Van Lerberghe As
    Board Member                                         Management  For           Voted - For
O.12 Appointment of Mr. Jean-paul Chifflet As Board
    Member                                               Management  For           Voted - For
O.13 Election of Mrs. Sandra Nombret As Board Member
    Representing Employee Shareholders                   Management  For           Voted - For
O.14 Election of Mrs. Michele Vilain As Board Member
    Representing Employee Shareholders                   Management  For           Voted - For
O.15 Authorization Granted to the Board of Directors to
    Allow the Company to Trade Its Own Shares            Management  For           Voted - Against
E.16 Authorization to be Granted to the Board of
    Directors to Reduce Share Capital by Cancellation
    of Treasury Shares of the Company                    Management  For           Voted - For
E.17 Delegation of Authority Granted to the Board of
    Directors to Increase Share Capital While
    Maintaining Preferential Subscription Rights by
    Issuing Shares and Any Securities Giving Immediate
    And/or Future Access to Shares of the Company Or of
    One of Its Subsidiaries                              Management  For           Voted - For
E.18 Delegation of Authority Granted to the Board of
    Directors to Increase Share Capital by
    Incorporation of Reserves, Profits, Premiums Or
    Other Amounts                                        Management  For           Voted - For
E.19 Delegation of Authority Granted to the Board of
    Directors to Increase Share Capital by Public
    Offering with Cancellation of Preferential
    Subscription Rights by Issuing Shares and Any
    Securities Giving Immediate And/or Future Access to
    Shares of the Company Or of One of Its Subsidiaries  Management  For           Voted - Against
E.20 Delegation of Authority Granted to the Board of
    Directors to Increase Share Capital Through Private
    Placement Pursuant to Article L.411-2, II of the
    Monetary and Financial Code with Cancellation of
    Preferential Subscription Rights by Issuing Shares
    and Any Securities Giving Immediate And/or Future
    Access to Shares of the Company Or of One of Its
    Subsidiaries                                         Management  For           Voted - Against
E.21 Authorization Granted to the Board of Directors to
    Set the Issue Price of Equity Securities to be
    Issued Immediately Or in the Future According to
    the Terms Established by the General Meeting,
    Without Preferential Subscription Rights, by Public
    Offering Or Through Private Placement Pursuant to
    Article L.411-2, II of the Monetary and Financial
    Code                                                 Management  For           Voted - Against
E.22 Authorization Granted to the Board of Directors to
    Increase the Number of Issuable Securities in Case
    of Capital Increase with Or Without Preferential
    Subscription Rights                                  Management  For           Voted - Against


984




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
E.23 Delegation of Powers Granted to the Board of
Directors to Increase Share Capital with
Cancellation of Preferential Subscription Rights,
in Consideration for In-kind Contributions Granted
to the Company and Comprised of Equity Securities
Or Securities Giving Access to Capital of Another
Company Outside of Public Exchange Offer                Management  For           Voted - Against
E.24 Delegation of Authority Granted to the Board of
Directors to Increase Share Capital with
Cancellation of Preferential Subscription Rights,
in Consideration for Contributions Securities in
Case of Public Exchange Offer Initiated by the
Company                                                 Management  For           Voted - Against
E.25 Delegation of Authority Granted to the Board of
Directors to Issue Shares with Cancellation of
Preferential Subscription Rights As A Result of the
Issuance by A Subsidiary of Securities Giving
Access to Shares of the Company                         Management  For           Voted - Against
E.26 Delegation of Authority Granted to the Board of
Directors to Issue Any Securities Entitling to the
Allotment of Debt Securities                            Management  For           Voted - For
E.27 Delegation of Authority Granted to the Board of
Directors to Increase Share Capital with
Cancellation of Preferential Subscription Rights in
Favor of Employees Or Corporate Officers of the
Company Or Affiliated Companies Who are Members of
A Company Savings Plan                                  Management  For           Voted - Against
E.28 Authorization Granted to the Board of Directors to
Carry Out Free Allocations of Shares Existing Or to
be Issued with Cancellation of Preferential
Subscription Rights to Employees Or Corporate
Officers of the Company Or Affiliated Companies         Management  For           Voted - For
E.29 Delegation of Authority Granted to the Board of
Directors to Issue Share Subscription Warrants
During Period of Public Offer on Shares of the
Company                                                 Management  For           Voted - Against
E.30 Authorization Granted to the Board of Directors to
Use the Various Delegations of Authority and
Authorizations for Share Capital Increase During
Period of Public Offer on Shares of the Company         Management  For           Voted - Against
E.31 Powers to Carry Out All Legal Formalities          Management  For           Voted - For
CABCHARGE AUSTRALIA LIMITED
CUSIP: Q1615N106
Meeting Date: 28-Nov-12 Meeting Type: Annual General Meeting
Voting Exclusions Apply to This Meeting for
Proposals 3 and 4 and Votes Cast-by Any Individual
Or Related Party Who Benefit from the Passing of
The-proposal/s Will be Disregarded by the Company.
Hence, If You Have Obtained-benefit Or Expect to
Obtain Future Benefit You Should Not Vote (or
Vote-"abstain") on the Relevant Proposal Items. by
Doing So, You Acknowledge That-you Have Obtained
Benefit Or Expect to Obtain Benefit by the Passing
                                                        985





                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (3 and 4), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Election of Reginald Kermode                         Management  For           Voted - For
2   Election of Neill Ford                               Management  For           Voted - For
3   Adoption of the Remuneration Report                  Management  For           Voted - Against
4   That, Subject to Resolution 3 Not Being Passed by
    More Than 75% of Votes Cast at the Annual General
    Meeting in Accordance with the Constitution of the
    Company, Within 90 Days of the Date of This
    Resolution Another Meeting of Shareholders (spill
    Meeting) be Held and Those Directors of Cabcharge
    Australia Limited Prescribed by S250v(1)(b) of the
    Corporations Act 2001 Shall Cease to Hold Office
    Immediately Prior to the End of the Spill Meeting
    and Resolutions to Appoint Persons to Fill Those
    Vacancies be Put at the Spill Meeting                Shareholder Against       Voted - Against
CABLE & WIRELESS COMMUNICATIONS PLC, LONDON
CUSIP: G1839G102
Meeting Date: 09-Jan-13    Meeting Type: Ordinary General Meeting
1   To Approve the Disposal of Part of the Company's
    Operations, Constituting the Monaco & Islands
    Companies As Described in the Circular to
    Shareholders Dated 19 December 2012                  Management  For           Voted - For
Meeting Date: 28-Feb-13    Meeting Type: Ordinary General Meeting
1   That the Disposal by the Company of Its 51%
    Shareholding in Companhia De Telecomunicacoes De
    Macau S.a.r.l. (the "disposal"), As Described in
    the Circular to Shareholders Dated 31 January 2013
    of Which This Notice Forms Part (the "circular") As
    A Class 1 Transaction on the Terms and Subject to
    the Conditions of A Disposal Agreement Dated 13
    January 2013 Between Sable Holding Limited and
    Citic Telecom International Holdings Limited is
    Hereby Approved for the Purposes of Chapter 10 of
    the Listing Rules of the Financial Services
    Authority and That Each and Any of the Directors of
    the Company be and are Hereby Authorised to
    Conclude and Implement the Disposal in Accordance
    with Such Terms and Conditions and to Make Such
    Non-material Modifications, Variations, Waivers and
    Extensions of Any of the Terms of the Disposal and
    of Contd                                             Management  For           Voted - For
    Contd Any Documents and Arrangements Connected with
    the Disposal As He Thinks- Necessary Or Desirable    Non-Voting                Non-Voting
                                                         986





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CAPSTEAD MORTGAGE CORPORATION
CUSIP: 14067E506 TICKER: CMO
Meeting Date: 24-Apr-13 Meeting Type: Annual
1   Director                                            Management
1   Jack Bernard                                        Management  For           Voted - For
2   Jack Biegler                                        Management  For           Voted - For
3   Michelle P. Goolsby                                 Management  For           Voted - For
4   Andrew F. Jacobs                                    Management  For           Voted - For
5   Gary Keiser                                         Management  For           Voted - For
6   Christopher W. Mahowald                             Management  For           Voted - For
7   Michael G. O'neil                                   Management  For           Voted - For
8   Mark S. Whiting                                     Management  For           Voted - For
2A  To Consider Advisory Approval of our Compensation
    Philosophy                                          Management  For           Voted - For
2B  To Consider Advisory Approval of the Compensation
    Granted to our Executive Officers in 2012           Management  For           Voted - For
3   To Ratify the Appointment of Ernst & Young LLP As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending December 31, 2013        Management  For           Voted - For
CENTRAIS ELETRICAS BRASILEIRAS SA-ELETROBRAS, BRAS
CUSIP: P22854106
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Preferred Shareholders Can
    Vote on Item 3 and 4 Only.-thank You.               Non-Voting                Non-Voting
1   To Examine Upon the Board of Directors Annual
    Report, the Financial-statements Report Relating to
    Fiscal Year Ended December 31, 2012                 Non-Voting                Non-Voting
2   Destination of the Net Profit and to Set the Global
    Remuneration to Company-shareholders                Non-Voting                Non-Voting
3   To Elect the Members of the Board of Director and
    One for President                                   Management  For           Voted - For


987




                          GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Election of the Members of the Fiscal Council, and
    Their Respective Substitutes                        Management  For           Abstain
5   To Decide Regarding the Proposal for the
    Remuneration of the Members of The-executive
    Committee, of the Board of Directors and Audit
    Committee of The-company                            Non-Voting                Non-Voting
CLIFFS NATURAL RESOURCES INC.
CUSIP: 18683K101 TICKER: CLF
Meeting Date: 07-May-13   Meeting Type: Annual
1A. Election of Director: J.a. Carrabba                 Management  For           Voted - For
1B. Election of Director: S.m. Cunningham               Management  For           Voted - For
1C. Election of Director: B.j. Eldridge                 Management  For           Voted - For
1D. Election of Director: A.r. Gluski                   Management  For           Voted - For
1E. Election of Director: S.m. Green                    Management  For           Voted - For
1F. Election of Director: J.k. Henry                    Management  For           Voted - For
1G. Election of Director: J.f. Kirsch                   Management  For           Voted - For
1H. Election of Director: F.r. Mcallister               Management  For           Voted - For
1I. Election of Director: R.k. Riederer                 Management  For           Voted - For
1J. Election of Director: T.w. Sullivan                 Management  For           Voted - For
2   Approval of an Amendment to our Second Amended
    Articles of Incorporation to Adopt Majority Voting
    in Uncontested Director Elections (implementation
    of This Proposal 2 is Conditioned Upon the Approval
    of Proposals 3 and 4)                               Management  For           Voted - For
3   Approval of an Amendment to our Second Amended
    Articles of Incorporation to Eliminate Cumulative
    Voting in Director Elections (implementation of
    This Proposal 3 is Conditioned Upon the Approval of
    Proposals 2 and 4)                                  Management  For           Voted - For
4   Approval of an Amendment to our Regulations to Add
    A Provision to Allow the Board to Amend the
    Regulations to the Extent Permitted Under Ohio Law
    (implementation of This Proposal 4 is Conditioned
    Upon the Approval of Proposals 2 and 3)             Management  For           Voted - Against
5   Approval, on an Advisory Basis, of our Named
    Executive Officer Compensation                      Management  For           Voted - For
6   The Ratification of the Appointment of Deloitte &
    Touche LLP As the Independent Registered Public
    Accounting Firm of Cliffs to Serve for the 2013
    Fiscal Year                                         Management  For           Voted - For
CML HEALTHCARE INC, MISSISSAUGA ON
CUSIP: 12582Q103
Meeting Date: 08-May-13   Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
1.1 Election of Director: Gery J. Barry                 Management  For           Voted - For
1.2 Election of Director: Joseph Fairbrother            Management  For           Voted - For


988




                          GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.3 Election of Director: Robert P. Fisher              Management  For           Voted - For
1.4 Election of Director: Patrice E. Merrin             Management  For           Voted - For
1.5 Election of Director: Peter Van Der Velden          Management  For           Voted - For
1.6 Election of Director: Stephen R. Wiseman            Management  For           Voted - For
2   The Appointment of PricewaterhouseCoopers LLP As
    Auditors of the Company and Authorization of the
    Directors of the Company to Fix Their Remuneration  Management  For           Voted - For
COMMONWEALTH BANK OF AUSTRALIA, SYDNEY NSW
CUSIP: Q26915100
Meeting Date: 30-Oct-12   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3, 4 and 5 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (3, 4 and 5),- You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for All Resolutions.
    Thank You.                                          Non-Voting                Non-Voting
2.a Re-election of Director, Mr David Turner            Management  For           Voted - For
2.b Re-election of Director, Ms Carolyn Kay             Management  For           Voted - For
2.c Re-election of Director, Mr Harrison Young          Management  For           Voted - For
3   Remuneration Report (non-binding Resolution)        Management  For           Voted - For
4   Grant of Securities to Ian Mark Narev Under the
    Group Leadership Reward Plan                        Management  For           Voted - For
5   Approval of Selective Buy-back Agreement for Perls
    IV                                                  Management  For           Voted - For
COMMONWEALTH REIT
CUSIP: 203233101 TICKER: CWH
Meeting Date: 14-May-13   Meeting Type: Annual
1   To Elect the Nominee Named in our Proxy Statement
    to our Board of Trustees As the Independent Trustee
    in Group III: Joseph L. Morea                       Management  For           Voted - For
2   To Approve A Nonbinding Advisory Resolution on our
    Executive Compensation                              Management  For           Voted - For
3   To Ratify the Appointment of Ernst & Young LLP As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending December 31, 2013        Management  For           Voted - For
                                                        989





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                               PROPOSED BY  MGT. POSITION REGISTRANT VOTED
COMPANHIA SIDERURGICA NACIONAL, RIO DE JANEIRO
CUSIP: P8661X103
Meeting Date: 30-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                            Non-Voting                 Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                               Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                     Non-Voting                 Non-Voting
1   To Examine the Administrators Accounts, to Examine,
    Discuss and Vote on the Administrations Report, the
    Financial Statements Regarding the Fiscal Year
    Ending on December 31, 2012                        Management   For           Voted - For
2   Decide on the Allocation of Net Income the Year
    That Ended December 31, 2012                       Management   For           Voted - For
3   To Ratify the Distribution of Interest Over Capital
    and Dividends Decided on by the Board of Directors
    of the Company                                     Management   For           Voted - For
4   To Elect the Members of the Board of Directors     Management   For           Voted - For
5   To Set the Global Remuneration of the Managers     Management   For           Voted - Against
Meeting Date: 30-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                            Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                     Non-Voting                 Non-Voting
I   To Approve the Amendment of Article 5 of the
    Corporate Bylaws, in Order to Reflect the New
    Statement of the Share Capital, As A Result of the
    Cancellation of Treasury Shares and Capital
    Increase Approved by the Board of Directors        Management   For           Voted - For
II  To Approve the Amendment of Articles 14 and 15 of
    the Corporate Bylaws in Order to Exclude the
    Requirement That the Members of the Board of
    Directors be Shareholders and to Adjust the Number


990




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of Members, in Accordance with That Which is
    Provided for in Article 140 of the Brazilian
    Corporate Law                                       Management  For           Voted - For
III To Approve Corporate Bylaw Consolidation            Management  For           Voted - For
    Please Note That This is A Revision Due to
    Postponement of Meeting from 18th A-pr to 30th Apr.
    If You Have Already Sent in Your Votes, Please Do
    Not Return T-his Proxy Form Unless You Decide to
    Amend Your Original Instructions. Thank Yo-u.       Non-Voting                Non-Voting
CONSOLIDATED COMMUNICATIONS HLDGS, INC.
CUSIP: 209034107 TICKER: CNSL
Meeting Date: 07-May-13 Meeting Type: Annual
1   Director                                            Management
1   Roger H. Moore                                      Management  For           Voted - For
2   Thomas A. Gerke                                     Management  For           Voted - For
2   Approval of Ernst & Young, LLP, As the Independent
    Registered Public Accounting Firm.                  Management  For           Voted - For
CORETRONIC CORPORATION
CUSIP: Y1756P119
Meeting Date: 18-Jun-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    164378 Due to Receipt of D-irector Names. All Votes
    Received on the Previous Meeting Will be
    Disregarded-and You Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That in Cases Where the Client
    Instructs Us to Vote Against Any Pr-oposal to be
    Discussed at A Shareholders Meeting and the Voting
    with Respect T-o Such Proposal is Done by Ballot,
    We Or our Designee Will Fill Out the Ballot-in
    Respect of Such Proposal in Accordance with the
    Clients Instructions. Howe-ver, If the Voting at
    the Shareholders Meeting is Done by Acclamation,
    We/our-designee Will Not Take Any Action in Respect
    of the Relevant Proposal. Thank Y-ou                Non-Voting                Non-Voting
A.1 The 2012 Business Operations                        Non-Voting                Non-Voting
A.2 The 2012 Audited Reports                            Non-Voting                Non-Voting
A.3 The Status of Capital Injection by Issuing New
    Shares Or Global Depositary Rec-eipt                Non-Voting                Non-Voting
A.4 The Affection of International Finance Rules of
    Retained Earnings and Special-reserve               Non-Voting                Non-Voting
B.1 The 2012 Business Reports and Financial Statements  Management  For           Voted - For
B.2 The 2012 Profit Distribution: Proposed Cash
    Dividend: Twd1 Per Share                            Management  For           Voted - For
B.3 The Proposal of Capital Injection by Issuing New
    Shares Or Global Depositary Receipt                 Management  For           Voted - Against
B.4 The Revision to the Procedures of Monetary Loans,
    Endorsement and Guarantee                           Management  For           Voted - For
                                                        991





                            GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
B.5 The Revision to the Procedures of Asset Acquisition
    Or Disposal                                           Management  For           Voted - For
B61.1 The Election of the Director: Mr. Wade Chang /
    Shareholder No.: Xx5                                  Management  For           Voted - For
B61.2 The Election of the Director: Hsun Chieh Investment
    Ltd./ Shareholder No.: 297xx                          Management  For           Voted - For
B61.3 The Election of the Director: Ms. Sarah Lin /
    Shareholder No.: 295xx                                Management  For           Voted - For
B61.4 The Election of the Director: Mr. S.y. Chen /
    Shareholder No.: 1x                                   Management  For           Voted - For
B62.1 The Election of the Independent Director: Mr. Ted
    Tu Id No.: A11xxxxx91                                 Management  For           Voted - For
B62.2 The Election of the Independent Director: Mr.
    Chual-hsin Teng Id No.: K12xxxxx69                    Management  For           Voted - For
B62.3 The Election of the Independent Director: Mr.
    Houn-gee Chen Id No.: E10xxxxx53                      Management  For           Voted - For
B.7 The Proposal to Release Non-competition Restriction
    on the Directors                                      Management  For           Voted - Against
B.8 Extraordinary Motions                                 Management  For           Voted - Against
    Please Note That This is A Revision Due to
    Modification in Resolution B61.4. T-hank You.         Non-Voting                Non-Voting
CYS INVESTMENTS, INC
CUSIP: 12673A108 TICKER: CYS
Meeting Date: 10-May-13     Meeting Type: Annual
1   Director                                              Management
1   Kevin E. Grant                                        Management  For           Voted - For
2   Tanya S. Beder                                        Management  For           Voted - For
3   Douglas Crocker, II                                   Management  For           Voted - For
4   Jeffrey P. Hughes                                     Management  For           Voted - For
5   Stephen P. Jonas                                      Management  For           Voted - For
6   R.A. Redlingshafer, Jr.                               Management  For           Voted - For
7   James A. Stern                                        Management  For           Voted - For
8   David A. Tyson, Phd                                   Management  For           Voted - For
2   Approval of the Company's 2013 Equity Incentive Plan  Management  For           Voted - For
3   Advisory Vote to Approve the Compensation of the
    Company's Named Executive Officers                    Management  For           Voted - For
4   To Consider and Act Upon A Proposal to Ratify,
    Confirm and Approve the Selection of Deloitte &
    Touche LLP As our Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013                                              Management  For           Voted - For
DAVID JONES LTD, SYDNEY NSW
CUSIP: Q31227103
Meeting Date: 23-Nov-12     Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3 and 4 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposals Will be Disregarded by the Company.
                                                          992





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposals. by Voting (for Or
    Against) on Proposals (3 and 4), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposals and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
2.(a) To Re-elect Peter Mason As A Director             Management  For           Voted - For
2.(b) To Elect Steven Vamos As A Director               Management  For           Voted - For
2.(c) To Elect Jane Harvey As A Director                Management  For           Voted - For
3   To Adopt the Remuneration Report                    Management  For           Voted - For
4   Allocation of Performance Rights Under the Long
    Term Incentive Plan to Paul Zahra                   Management  For           Voted - For
DUET GROUP, SYDNEY NSW
CUSIP: Q32878102
Meeting Date: 23-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 2, 5 and 6 for Duet-investment
    Holdings Limited and 1, 3 and 4 (for Diversified
    Utility And-energy Trust No. 1, 2 and 3) Votes Cast
    by Any Individual Or Related Party-who Benefit from
    the Passing of the Proposal/s Will be Disregarded
    by The-company. Hence, If You Have Obtained Benefit
    Or Expect to Obtain Future-benefit You Should Not
    Vote (or Vote "abstain") on the Relevant
    Proposal-items. by Doing So, You Acknowledge That
    You Have Obtained Benefit Or Expect-to Obtain
    Benefit by the Passing of the Relevant Proposal/s.
    by Voting (for- Or Against) on Proposals (1, 2, 5
    and 6 for Duet Investment Holdings Limited- and 1,
    3 and 4 (for Diversified Utility and Energy Trust
    No. 1, 2 and 3), You- Acknowledge That You Have Not
    Obtained Benefit Neither Expect to Obtain-benefit
    by the Passing of the Relevant Proposal/s and You
    Comply with The-voting Exclusion.                   Non-Voting                Non-Voting
    Please Note That Below Resolutions Pertains to Duet
    Investment Holdings-limited                         Non-Voting                Non-Voting
1   Remuneration Report Resolution                      Management  For           Voted - For
2   Proposal Approval Resolution                        Management  For           Voted - For
3   Capital Reduction Resolution                        Management  For           Voted - For
4   Proportional Takeover Provisions Resolution         Management  For           Voted - For
5   Buy-back Resolution                                 Management  For           Voted - For
6   Termination Benefits Resolution                     Management  For           Voted - Against
    Please Note That Below Resolutions Pertains to
    Diversified Utility and Energy-trust No. 1          Non-Voting                Non-Voting
1   Proposal Approval Resolution                        Management  For           Voted - For
2   Proportional Takeover Provisions Resolution         Management  For           Voted - For
3   Base Fee Resolution                                 Management  For           Voted - For


993




                         GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Trust Constitution Amendment Resolution             Management  For           Voted - For
    Please Note That Below Resolutions Pertains to
    Diversified Utility and Energy-trust No. 2          Non-Voting                Non-Voting
1   Proposal Approval Resolution                        Management  For           Voted - For
2   Proportional Takeover Provisions Resolution         Management  For           Voted - For
3   Base Fee Resolution                                 Management  For           Voted - For
4   Trust Constitution Amendment Resolution             Management  For           Voted - For
    Please Note That Below Resolutions Pertains to
    Diversified Utility and Energy-trust No. 3          Non-Voting                Non-Voting
1   Proposal Approval Resolution                        Management  For           Voted - For
2   Proportional Takeover Provisions Resolution         Management  For           Voted - For
3   Base Fee Resolution                                 Management  For           Voted - For
4   Trust Constitution Amendment Resolution             Management  For           Voted - For
EDP-ENERGIAS DE PORTUGAL SA, LISBOA
CUSIP: X67925119
Meeting Date: 06-May-13  Meeting Type: Annual General Meeting
    Please Note That Voting in Portuguese Meetings
    Requires the Disclosure Of-beneficial Owner
    Information, Through Declarations of Participation
    And-voting. Broadridge Will Disclose the Beneficial
    Owner Information for Your-voted Accounts.
    Additionally, Portuguese Law Does Not Permit
    Beneficial-owners to Vote Inconsistently Across
    Their Holdings. Opposing Votes May Be- Rejected
    Summarily by the Company Holding This Ballot.
    Please Contact Your-client Service Representative
    for Further Details.                                Non-Voting                Non-Voting
1   Resolve on the Approval of the Individual and
    Consolidated Accounts' Reporting Documents for
    2012, Including the Global Management Report (which
    Incorporates A Chapter Regarding Corporate
    Governance), the Individual and Consolidated
    Accounts, the Annual Report and the Opinion of the
    General and Supervisory Board and the Legal
    Certification of the Individual and Consolidated
    Accounts                                            Management  For           Voted - For
2   Resolve on the Allocation of Profits in Relation to
    the 2012 Financial Year                             Management  For           Voted - For
3.1 Resolve on the General Appraisal of the Management
    and Supervision of the Company, Under Article 455
    of the Portuguese Companies Code: Vote of
    Confidence to the Executive Board of Directors      Management  For           Voted - For
3.2 Resolve on the General Appraisal of the Management
    and Supervision of the Company, Under Article 455
    of the Portuguese Companies Code: Vote of
    Confidence to the General and Supervisory Board     Management  For           Voted - For
3.3 Resolve on the General Appraisal of the Management
    and Supervision of the Company, Under Article 455
    of the Portuguese Companies Code: Vote of
    Confidence to the Statutory Auditor                 Management  For           Voted - For
                                                        994





                          GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Resolve on the Granting of Authorization to the
    Executive Board of Directors for the Acquisition
    and Sale of Own Shares by Edp and Subsidiaries of
    Edp                                                  Management  For           Voted - For
5   Resolve on the Granting of Authorization to the
    Executive Board of Directors for the Acquisition
    and Sale of Own Bonds by Edp and Subsidiaries of Edp Management  For           Voted - For
6   Resolve on the Remuneration Policy of the Members
    of the Executive Board of Directors Presented by
    the Remunerations Committee of the General and
    Supervisory Board                                    Management  For           Voted - For
7   Resolve on the Remuneration Policy of the Other
    Members of the Corporate Bodies Presented by the
    Remunerations Committee Elected by the General
    Shareholders' Meeting                                Management  For           Voted - For
8.1 Resolve on the Election of Members of the General
    and Supervisory Board, for the Current 2012-2014
    Term of Office: Resolve on the Election of Augusto
    Carlos Serra Ventura Mateus                          Management  For           Voted - For
8.2 Resolve on the Election of Members of the General
    and Supervisory Board, for the Current 2012-2014
    Term of Office: Resolve on the Election of Nuno
    Manuel Da Silva Amado                                Management  For           Voted - For
9   Resolve on the Election of A Member of the
    Environment and Sustainability Board, for the
    Current 2012-2014 Term of Office                     Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Text of Resolution 1. If-you Have Already Sent
    in Your Votes, Please Do Not Return This Proxy Form
    Unle-ss You Decide to Amend Your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting
ELECTRICITE DE FRANCE SA, PARIS
CUSIP: F2940H113
Meeting Date: 30-May-13   Meeting Type: MIX
    Please Note That This is an Amendment to Meeting Id
    161319 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                           Non-Voting                Non-Voting
    Please Note in the French Market That the Only
    Valid Vote Options are "for" An-d "against" A Vote
    of "abstain" Will be Treated As an "against" Vote.   Non-Voting                Non-Voting
    The Following Applies to Non- Resident Shareowners
    Only: Proxy Cards: Voting In-structions Will be
    Forwarded to the Global Custodians on the Vote
    Deadline Dat-e. in Capacity As Registered
    Intermediary, the Global Custodians Will Sign The-
    Proxy Cards and Forward Them to the Local
    Custodian. If You Request More Info-rmation, Please
    Contact Your Client Representative                   Non-Voting                Non-Voting
    Please Note That Important Additional Meeting
    Information is Available by Clic-king on the


995




                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Material Url Links: Https://balo.journal-
    Officiel.gouv.fr/pdf/2013-
    /0304/201303041300553.pdf and
    Https://balo.journal-officiel.gouv.fr/pdf/2013/0-
    419/201304191301421.pdf. Please Note That This is A
    Revision Due to Modificati-on in Comment. Thank You. Non-Voting                Non-Voting
O.1 Approval of the Reports and Annual Corporate
    Financial Statements for the Financial Year Ended
    December 31, 2012                                    Management  For           Voted - For
O.2 Approval of the Reports and Consolidated Financial
    Statements for the Financial Year Ended December
    31, 2012                                             Management  For           Voted - For
O.3 Allocation of Income for the Financial Year Ended
    December 31, 2012 and Setting the Dividend           Management  For           Voted - For
O.4 Option for the Payment of A Percentage of the
    Dividend in Shares                                   Management  For           Voted - For
O.5 Payment of Interim Dividends in Shares - Delegation
    of Powers to the Board of Directors                  Management  For           Voted - For
O.6 Agreements Pursuant to Article L.225-38 of the
    Commercial Code                                      Management  For           Voted - For
O.7 Authorization Granted to the Board of Directors to
    Trade in Company's Shares                            Management  For           Voted - For
E.8 Updating the Bylaws of the Company                   Management  For           Voted - For
E.9 Amendment to the Bylaws - Resolution Proposed by
    the Supervisory Board of Fcpe Actions Edf, Reviewed
    and Approved by the Board of Directors of Edf
    During the Meeting Held on April 3, 2013             Management  For           Voted - Against
O.E10 Powers to Carry Out All Legal Formalities          Management  For           Voted - For
ELISA CORPORATION, HELSINKI
CUSIP: X1949T102
Meeting Date: 25-Mar-13    Meeting Type: Annual General Meeting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged         Non-Voting                Non-Voting
1   Opening of the Meeting                               Non-Voting                Non-Voting
2   Calling the Meeting to Order                         Non-Voting                Non-Voting
3   Election of Persons to Scrutinize the Minutes and
    to Supervise the Counting-of Votes                   Non-Voting                Non-Voting
4   Recording the Legality of the Meeting                Non-Voting                Non-Voting
5   Recording the Attendance at the Meeting and
    Adoption of the List of Votes                        Non-Voting                Non-Voting
6   Presentation of the Annual Accounts, the Report of
    the Board of Directors And-the Auditor's Report for
    the Year 2012                                        Non-Voting                Non-Voting
7   Adoption of the Financial Statements                 Management  For           Voted - For
8   Resolution on the Use of the Profit Shown on the
    Balance Sheet and the Payment of Dividend the Board
                                                         996





                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Proposes That A Dividend of Eur 1,30 Per Share be
    Paid                                                Management  For           Voted - For
9   Resolution on the Discharge of the Members of the
    Board of Directors and the Ceo from Liability       Management  For           Voted - For
10  Resolution on the Remuneration of the Members of
    the Board of Directors and on the Grounds for
    Reimbursement of Travel Expenses                    Management  For           Voted - For
11  Resolution on the Number of Members of the Board of
    Directors Shareholder's Nomination Board Proposes
    That the Number of Members be Seven (7)             Management  For           Voted - For
12  Election of Members of the Board of Directors
    Shareholders' Nomination Board Proposes That
    A.lehtoranta, R.lind, L.niemisto, E.palin-
    Lehtinen, M.salmi and M.vehvilainen be Re- Elected
    and J.uotila be Elected As A New Member             Management  For           Voted - For
13  Resolution on the Remuneration of the Auditor and
    on the Grounds for Reimbursement of Travel Expenses Management  For           Voted - Against
14  Resolution on the Number of Auditors Board's Audit
    Committee Proposes That the Number of Auditors be
    One (1)                                             Management  For           Voted - For
15  Election of Auditor Board's Audit Committee
    Proposes That KPMG Oy Ab be Re-elected As Auditor   Management  For           Voted - Against
16  Authorizing the Board of Directors to Decide on the
    Repurchase of the Company's Own Shares              Management  For           Voted - For
17  Closing of the Meeting                              Non-Voting                Non-Voting
EULER HERMES, PARIS
CUSIP: F2013Q107
Meeting Date: 24-May-13    Meeting Type: Ordinary General Meeting
    Please Note in the French Market That the Only
    Valid Vote Options are "for"-and "against" A Vote
    of "abstain" Will be Treated As an "against" Vote.  Non-Voting                Non-Voting
    The Following Applies to Non- Resident Shareowners
    Only: Proxy Cards: Voting-instructions Will be
    Forwarded to the Global Custodians on the Vote
    Deadline-date. in Capacity As Registered
    Intermediary, the Global Custodians Will Sign-the
    Proxy Cards and Forward Them to the Local
    Custodian. If You Request More-information, Please
    Contact Your Client Representative                  Non-Voting                Non-Voting
    Please Note That Important Additional Meeting
    Information is Available by Clic-king on the
    Material Url Link: Https://balo.journal-
    Officiel.gouv.fr/pdf/2013/-
    0417/201304171301352.pdf. Please Note That This is
    A Revision Due to Receipt O-f Additional Url:
    Https://balo.journal-
    Officiel.gouv.fr/pdf/2013/0508/20130508-
    1301999.pdf. If You Have Already Sent in Your
    Votes, Please Do Not Return This-proxy Form Unless
    You Decide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting


997




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
1    Approval of the Annual Corporate Financial
     Statements for the Financial Year Ended December
     31, 2012; Approval of Non-tax Deductible Expenses
     and Expenditures                                     Management  For           Voted - For
2    Approval of the Consolidated Financial Statements
     for the Financial Year Ended December 31, 2012       Management  For           Voted - For
3    Allocation of Income and Setting the Dividend        Management  For           Voted - For
4    Adjustment of the Reserve for Own Shares             Management  For           Voted - For
5    Special Report of the Statutory Auditors on the
     Regulated Agreements and Commitments and Approval
     And/or Ratification of These Agreements              Management  For           Voted - For
6    Special Report of the Statutory Auditors on the
     Regulated Agreements and Commitments and Approval
     of A Commitment Benefiting Mr. Paul Overeem          Management  For           Voted - For
7    Renewal of Term of Mrs. Brigitte Bovermann As
     Supervisory Board Member                             Management  For           Voted - Against
8    Renewal of Term of Mrs. Elizabeth Corley As
     Supervisory Board Member                             Management  For           Voted - Against
9    Renewal of Term of Mr. Nicolas Dufourcq As
     Supervisory Board Member                             Management  For           Voted - Against
10   Renewal of Term of Mr. Robert Hudry As Supervisory
     Board Member                                         Management  For           Voted - Against
11   Renewal of Term of Mr. Jean-herve Lorenzi As
     Supervisory Board Member                             Management  For           Voted - For
12   Renewal of Term of Mr. Thomas-bernd Quaas As
     Supervisory Board Member                             Management  For           Voted - For
13   Renewal of Term of Mr. Jacques Richier As
     Supervisory Board Member                             Management  For           Voted - For
14   Authorization to be Granted to the Executive Board
     to Allow the Company to Repurchase Its Own Shares
     Pursuant to Article L.225-209 of the Commercial Code Management  For           Voted - Against
15   Powers to Carry Out All Legal Formalities            Management  For           Voted - For
EXTENDICARE INC
CUSIP: 30224T863
Meeting Date: 09-May-13 Meeting Type: Annual General Meeting
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolution "3" and
     'in Favor' Or 'abstain' Only for Resolution-numbers
     "1.1 to 1.10 and 2". Thank You.                      Non-Voting                Non-Voting
1.1  Election of Director: Mel Rhinelander                Management  For           Voted - For
1.2  Election of Director: John F. Angus                  Management  For           Voted - For
1.3  Election of Director: Margery O. Cunningham          Management  For           Voted - For
1.4  Election of Director: Governor Howard Dean, Md       Management  For           Voted - For
1.5  Election of Director: Dr. Seth B. Goldsmith          Management  For           Voted - For
1.6  Election of Director: Benjamin J. Hutzel             Management  For           Voted - For
1.7  Election of Director: Michael J.l. Kirby             Management  For           Voted - For
1.8  Election of Director: Alvin G. Libin                 Management  For           Voted - For
1.9  Election of Director: J. Thomas Macquarrie, Q.c      Management  For           Voted - For
1.10 Election of Director: Timothy L. Lukenda             Management  For           Voted - For


998




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Appointment of Auditors: Appointment of KPMG LLP As
    Auditors of Extendicare for the Ensuing Year        Management  For           Voted - For
3   Advisory Non-binding Resolution to Accept the
    Approach to Executive Compensation Disclosed in the
    Accompanying Management Information and Proxy
    Circular of Extendicare Dated March 13, 2013        Management  For           Voted - For
FIRSTGROUP PLC, ABERDEEN
CUSIP: G34604101
Meeting Date: 10-Jun-13 Meeting Type: Ordinary General Meeting
1   To Authorise the Directors of the Company to Allot
    Shares in Connection with the Proposed Equity Issue
    As Contemplated by the Notice of General Meeting    Management  For           Voted - For
Meeting Date: 17-Jul-13 Meeting Type: Annual General Meeting
1   To Receive the Annual Report and Financial
    Statements                                          Management  For           Voted - For
2   To Approve the Directors Remuneration Report        Management  For           Voted - For
3   To Re-elect Professor David Begg As A Director      Management  For           Voted - For
4   To Re-elect Martin Gilbert As A Director            Management  For           Voted - For
5   To Re-elect Colin Hood As A Director                Management  For           Voted - For
6   To Re-elect Tim O Toole As A Director               Management  For           Voted - For
7   To Re-elect John Sievwright As A Director           Management  For           Voted - For
8   To Re-elect Mick Barker As A Director               Management  For           Voted - For
9   To Elect Chris Surch As A Director                  Management  For           Voted - For
10  To Elect Brian Wallace As A Director                Management  For           Voted - For
11  To Elect Jim Winestock As A Director                Management  For           Voted - For
12  To Re-appoint Deloitte LLP As Independent Auditors  Management  For           Voted - For
13  To Authorise the Directors to Determine the
    Remuneration of the Independent Auditors            Management  For           Voted - For
14  To Authorise the Directors to Allot Shares          Management  For           Voted - For
15  To Authorise the Directors to Disapply Pre- Emption
    Rights                                              Management  For           Voted - For
16  To Permit the Company to Purchase Its Own Shares    Management  For           Voted - For
17  To Authorise the Company to Make Political
    Donations and Incur Political Expenditure           Management  For           Voted - For
18  To Authorise the Calling of General Meetings of the
    Company by Notice of 14 Clear Days                  Management  For           Voted - Against
FLEETWOOD CORPORATION LTD
CUSIP: Q3914R101
Meeting Date: 23-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 2 and 3 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposals Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
                                                        999





                         GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposals. by Voting (for Or
    Against) on Proposals (2 and 3), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposals and You Comply with The-voting Exclusion. Non-Voting                 Non-Voting
1   That Mr. Greg Tate, Who Retires in Accordance with
    the Company's Constitution and Being Eligible, be
    Re-elected As A Director                            Management   For           Voted - For
2   That the Remuneration Report for the Year Ended 30
    June 2012 be Adopted                                Management   For           Voted - For
3   Please Note That This Resolution is A Shareholder
    Proposal: That, Subject to and Conditional Upon at
    Least 25% of the Eligible Votes Cast on Resolution
    2 Being Cast Against the Adoption of the
    Remuneration Report : (a) A General Meeting (spill
    Meeting) be Held Within 90 Days of the Passing of
    This Resolution at the Annual General Meeting; (b)
    All the Directors Who Were Directors When the
    Resolution to Make the Directors' Report Considered
    at the Annual General Meeting Was Passed, Cease to
    Hold Office Immediately Before the End of the Spill
    Meeting; and (c) Resolutions to Appoint Persons to
    Offices That Will be Vacated Immediately Before the
    End of the Spill Meeting in Accordance with
    Paragraph (b) Above Must be Put to the Vote at the
    Spill Meeting                                       Shareholder  Against       Voted - Against
FORD OTOMOTIV SANAYI AS, KOCAELI
CUSIP: M7608S105
Meeting Date: 19-Oct-12  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: Power of
    Attorney (poa) Requirements-vary by Custodian.
    Global Custodians May Have A Poa in Place Which
    Would- Eliminate the Need for the Individual
    Beneficial Owner Poa. in the Absence Of-this
    Arrangement, an Individual Beneficial Owner Poa May
    be Required. If You-have Any Questions Please
    Contact Your Client Service Representative.
    Thank-you.                                          Non-Voting                 Non-Voting
1   Opening and Election of the Presidency Board        Management   For           Voted - For
2   Decision on Profit Distribution                     Management   For           Voted - For
3   Approval of the Change of the Board Members         Management   For           Voted - For
4   Informing the Shareholders About Authorizing the
    Shareholders Board Members, Senior Executives and
    Their Relatives Regarding to Act on Behalf of the
    Company                                             Management   For           Voted - Against
5   Authorization of the Presidency Board to Sign the
    Meeting Minutes                                     Management   For           Voted - For
6   Wishes and Hopes                                    Management   For           Voted - For


1000




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
Meeting Date: 21-Mar-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: Power of
    Attorney (poa) Requirments-vary by Custodian.
    Global Custodians May Have A Poa in Place Which
    Would-eliminate the Need for the Individual
    Beneficial Owner Poa. in the Absence Of-this
    Arrangement, an Individual Beneficial Owner Poa May
    be Required. If You- Have Any Questions Please
    Contact Your Client Service Representative.
    Thank-you.                                          Non-Voting                Non-Voting
1   Opening and Election of the Presidency Board        Management  For           Voted - For
2   Reading and Discussion of the Board Annual Report   Management  For           Voted - For
3   Reading of the Statutory Auditors Report and
    Independent Audit Report                            Management  For           Voted - For
4   Reading of the Financial Statements                 Management  For           Voted - For
5   Release of the Board Members and Auditors           Management  For           Voted - For
6   Informing Shareholders Regarding Profit
    Distribution Policy                                 Management  For           Voted - For
7   Approval of the Profit Distribution Policy          Management  For           Voted - For
8   Approval of the Presidency Board Members and
    Duration of Their Duty                              Management  For           Voted - For
9   Informing Shareholders Regarding Remuneration
    Policy for Board Members and High Level Executives  Management  For           Voted - For
10  Determining the Wages of Board Members              Management  For           Abstain
11  Approval of the Election of the Independent Audit
    Firm                                                Management  For           Voted - For
12  Approval of the Company Internal Policy             Management  For           Voted - For
13  Informing Shareholders Regarding Transactions in
    Accordance with Spk                                 Management  For           Voted - For
14  Informing Shareholders Regarding Company
    Information Policy                                  Management  For           Voted - For
15  Informing General Assembly Regarding the Donations  Management  For           Voted - For
16  Granting Permission to Carry Out That Might Lead to
    Conflict of Interest with the Company Or
    Subsidiaries and to Compete, to the Majority
    Shareholders, Board Members, High Level Executives
    and Their Spouses and Kinships Up to Second Degree  Management  For           Voted - For
17  Authorization of the Board to Sign the Minutes of
    the Meeting of the General Assembly                 Management  For           Voted - For
18  Wishes and Hopes                                    Management  For           Voted - For
Meeting Date: 28-Jun-13 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: Power of
    Attorney (poa) Requirements-vary by Custodian.
    Global Custodians May Have A Poa in Place Which
    Would- Eliminate the Need for the Individual
    Beneficial Owner Poa. in the Absence Of-this
    Arrangement, an Individual Beneficial Owner Poa May
    be Required. If You-have Any Questions Please
    Contact Your Client Service Representative.
    Thank-you.                                          Non-Voting                Non-Voting
1   Opening and Forming the Presidency Board            Management  For           Voted - For


1001




                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Approval Through Modification Or Rejection of Board
    of Directors Proposal to Amend Articles 2 to 22
    Excluding Article 1 and to Cancel the Remaining
    Articles Including Article 23 to Comply with
    Turkish Commercial Code No 6102 and Within the
    Scope of Company Requirements                       Management  For           Voted - For
3   Remarks and Closing                                 Management  For           Voted - For
FRANKLIN STREET PROPERTIES
CUSIP: 35471R106 TICKER: FSP
Meeting Date: 16-May-13    Meeting Type: Annual
1   Director                                            Management
1   Brian N. Hansen                                     Management  For           Voted - For
2   Dennis J. Mcgillicuddy                              Management  For           Voted - For
3   Janet P. Notopoulos                                 Management  For           Voted - For
2   To Ratify the Audit Committee's Appointment of
    Ernst & Young LLP As our Independent Registered
    Public Accounting Firm for the Fiscal Year Ending
    December 31, 2013.                                  Management  For           Voted - For
3   To Approve, by Non-binding Vote, Executive
    Compensation.                                       Management  For           Voted - For
FREEHOLD ROYALTIES LTD, CALGARY AB
CUSIP: 356500108
Meeting Date: 15-May-13    Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'- Only for Resolution
    Numbers "1.1 to 1.8 and 2". Thank You.              Non-Voting                Non-Voting
1.1 Election of Director: D. Nolan Blades               Management  For           Voted - For
1.2 Election of Director: Harry S. Campbell             Management  For           Voted - For
1.3 Election of Director: Peter T. Harrison             Management  For           Voted - For
1.4 Election of Director: Arthur N. Korpach             Management  For           Voted - For
1.5 Election of Director: Thomas J. Mullane             Management  For           Voted - For
1.6 Election of Director: David J. Sandmeyer            Management  For           Voted - For
1.7 Election of Director: Rodger A. Tourigny            Management  For           Voted - For
1.8 Election of Director: Aidan M. Walsh                Management  For           Voted - For
2   Appointment of KPMG LLP, Chartered Accountants, As
    Auditors of Freehold for the Ensuing Year           Management  For           Voted - For
FREENET AG, BUEDELSDORF
CUSIP: D3689Q134
Meeting Date: 23-May-13    Meeting Type: Annual General Meeting
1   Presentation of the Adopted Annual Financial
    Statements, the Approved Consolid-ated Financial
    Statements As Well As the Management Reports of
    Freenet Ag And-the Group, the Supervisory Board
    Report and the Explanatory Report of the Exec-utive
    Board Regarding the Disclosures in Accordance with


1002




                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Sections 289 (4) And-(5), 315 (4) of the German
    Commercial Code (hgb) for the Financial Year 2012    Non-Voting                Non-Voting
2   Resolution Regarding the Appropriation of Net Profit Management  For           Voted - For
3   Resolution Regarding Approval of the Actions of the
    Members of the Executive Board of the Company for
    the Financial Year 2012                              Management  For           Voted - For
4   Resolution Regarding Approval of the Actions of the
    Members of the Supervisory Board of the Company for
    the Financial Year 2012                              Management  For           Voted - For
5   Resolution Regarding the Appointment of the Auditor
    of the Annual Financial Statements and the Auditor
    of the Consolidated Financial Statements for the
    Financial Year 2013, and the Appointment of the
    Auditor for A Possible Examination by Auditors of
    the Half-year Financial Report: Rbs
    Roeverbroennersusat Gmbh & Co. Kg
    Wirtschaftsprufungsgesellschaft
    Steuerberatungsgesellschaft, Hamburg                 Management  For           Voted - For
6   Resolution Regarding the Cancellation of Approved
    Capital 2005 According to Section 4 (6) of the
    Articles of Association, the Cancellation of
    Approved Capital 2009 According to Section 4 (7) of
    the Articles of Association, the Cancellation of
    Contingent Capital According to Section 4 (8) of
    the Articles of Association As Well As the
    Underlying Resolution from the Annual General
    Meeting from 20 July 2007, As Well As the
    Resolution Regarding the Creation of New Approved
    Capital with the Authorisation to Exclude
    Subscription Rights As Well As the Corresponding
    Revision of the Articles of Association              Management  For           Voted - For
7   Resolution on Consent Regarding the Amendment of
    Existing Company Agreements                          Management  For           Voted - For
FRONTIER COMMUNICATIONS CORP
CUSIP: 35906A108 TICKER: FTR
Meeting Date: 08-May-13    Meeting Type: Annual
1   Director                                             Management
1   Leroy T. Barnes, Jr.                                 Management  For           Voted - For
2   Peter C.b. Bynoe                                     Management  For           Voted - For
3   Jeri B. Finard                                       Management  For           Voted - For
4   Edward Fraioli                                       Management  For           Voted - For
5   James S. Kahan                                       Management  For           Voted - For
6   Pamela D.a. Reeve                                    Management  For           Voted - For
7   Howard L. Schrott                                    Management  For           Voted - For
8   Larraine D. Segil                                    Management  For           Voted - For
9   Mark Shapiro                                         Management  For           Voted - For
10  Myron A. Wick, III                                   Management  For           Voted - For
11  Mary Agnes Wilderotter                               Management  For           Voted - For
2   To Consider and Vote Upon an Advisory Proposal on
    Executive Compensation.                              Management  For           Voted - For
3   To Adopt the 2013 Frontier Bonus Plan.               Management  For           Voted - For
                                                         1003





                             GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   To Adopt the 2013 Equity Incentive Plan.            Management  For           Voted - For
5   To Consider and Vote Upon A Stockholder Proposal,
    If Presented at the Meeting.                        Shareholder Against       Voted - For
6   To Ratify the Selection of KPMG LLP As our
    Independent Registered Public Accounting Firm for
    2013.                                               Management  For           Voted - For
G.U.D. HOLDINGS LTD
CUSIP: Q43709106
Meeting Date: 01-Nov-12      Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3, 4, 5 and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of the Pr-oposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained Benef-it
    Or Expect to Obtain Future Benefit You Should Not
    Vote (or Vote "abstain")- on the Relevant Proposal
    Items. by Doing So, You Acknowledge That You Have
    Obt-ained Benefit Or Expect to Obtain Benefit by
    the Passing of the Relevant Propo-sal/s. by Voting
    (for Or Against) on Proposals (3, 4, 5 and 6), You
    Acknowledg-e That You Have Not Obtained Benefit
    Neither Expect to Obtain Benefit by the P-assing of
    the Relevant Proposal/s and You Comply with the
    Voting Exclusion.                                   Non-Voting                Non-Voting
2.1 Re-election of Peter Hay                            Management  For           Voted - For
2.2 Re-election of Mark Smith                           Management  For           Voted - For
2.3 Election of Graeme Billings                         Management  For           Voted - For
2.4 Election of David Robinson                          Management  For           Voted - For
3   Remuneration Report                                 Management  For           Voted - For
4   Approval of Long Term Incentive Equity Plan         Management  For           Voted - For
5   Approval of Lti Grant to Managing Director          Management  For           Voted - For
6   Please Note That This Resolution is A Shareholder
    Proposal: Conditional Resolution to Hold Director
    Elections at Special Meeting                        Shareholder Against       Voted - Against
GDF SUEZ SA, PARIS
CUSIP: F42768105
Meeting Date: 23-Apr-13      Meeting Type: MIX
    Please Note That This is an Amendment to Meeting Id
    168611 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That Important Additional Meeting
    Information is Available by Clic-king on the
    Material Url Links: Http://www.journal-
    Officiel.gouv.fr//pdf/2013/-
    0311/201303111300591.pdf and
    Https://balo.journal-officiel.gouv.fr/pdf/2013/04-
    05/201304051301066.pdf                              Non-Voting                Non-Voting
                                                        1004





    GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Please Note in the French Market That the Only
    Valid Vote Options are "for" An-d "against" A Vote
    of "abstain" Will be Treated As an "against" Vote.  Non-Voting                Non-Voting
    The Following Applies to Non- Resident Shareowners
    Only: Proxy Cards: Voting In-structions Will be
    Forwarded to the Global Custodians on the Vote
    Deadline Dat-e. in Capacity As Registered
    Intermediary, the Global Custodians Will Sign The-
    Proxy Cards and Forward Them to the Local
    Custodian. If You Request More Info-rmation, Please
    Contact Your Client Representative                  Non-Voting                Non-Voting
O.1 Approval of the Transactions and Annual Corporate
    Financial Statements for the Financial Year Ended
    December 31, 2012                                   Management  For           Voted - For
O.2 Approval of the Consolidated Financial Statements
    for the Financial Year Ended December 31, 2012      Management  For           Voted - For
O.3 Allocation of Income and Setting the Dividend for
    the Financial Year 2012                             Management  For           Voted - For
O.4 Approval of the Regulated Agreements Pursuant to
    Article L.225-38 of the Commercial Code             Management  For           Voted - For
O.5 Authorization to be Granted to the Board of
    Directors to Trade in Company's Shares              Management  For           Voted - For
O.6 Ratification of the Appointment of Mrs. Ann-
    Kristin Achleitner As Board Member                  Management  For           Voted - For
O.7 Appointment of Mr. Jonathan Reynolds As Board
    Member Representing Employee Shareholders Pursuant
    to Article 13.3 2 of the Bylaws                     Management  For           Voted - For
O.8 Appointment of Mrs. Caroline Simon As Board Member
    Representing Employee Shareholders Pursuant to
    Article 13.3 2 of the Bylaws                        Management  For           Voted - For
A   Please Note That This Resolution is A Shareholder
    Proposal: Given the Unfavorable Economic
    Environment, and to Minimize the Use of Debt While
    Increasing the Capacity of the Group's Investment,
    Proposal to Replace the Dividend Set Under the 3rd
    Resolution by Dividends for the Financial Year 2012
    Set at Eur 083 Per Share, Including the Interim
    Dividend of Eur 0.83 Per Share Already Paid on
    October 25, 2012                                    Shareholder Against       Voted - Against
E.9 Delegation of Authority to the Board of Directors
    to Decide to Increase Share Capital by Issuing
    Shares with Cancellation of Preferential
    Subscription Rights in Favor of Employees
    Participating in Gdf Suez Group Savings Plans       Management  For           Voted - For
E.10 Delegation of Authority to the Board of Directors
    to Decide to Increase Share Capital by Issuing
    Shares with Cancellation of Preferential
    Subscription Rights in Favor of Any Entities Formed
    Within the Framework of the Implementation of the
    Gdf Suez Group International Employee Share
    Ownership                                           Management  For           Voted - For
E.11 Authorization to be Granted to the Board of
    Directors to Carry Out Free Allocations of Existing
    Shares of the Company to Employees of the Company


1005




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    and Employees and Corporate Officers of the
    Companies of the Group (with the Exception of
    Corporate Officers of the Company)                   Management  For           Voted - For
E.12 Authorization to be Granted to the Board of
    Directors to Carry Out Free Allocations of Existing
    Shares of the Company to Some Employees of the
    Company and Some Employees and Corporate Officers
    of Affiliated Companies Or Groups(with the
    Exception of Corporate Officers of the Company)      Management  For           Voted - For
E.13 Amendment to Article 13.3 1 of the Bylaws
    (composition of the Board of Directors)              Management  For           Voted - For
E.14 Powers to Carry Out Decisions of the General
    Meeting and Legal Formalities                        Management  For           Voted - For
GWA GROUP LTD
CUSIP: Q4394K152
Meeting Date: 24-Oct-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3, 4 and 5 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposal (3, 4 and 5), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Re-election of Director - Bill Bartlett              Management  For           Voted - For
2   Re-election of Director - Richard Thornton           Management  For           Voted - For
3   Adoption of Remuneration Report                      Management  For           Voted - For
4   Approval of Grant of Performance Rights to Managing
    Director Under the Long Term Incentive Plan          Management  For           Voted - For
5   Approval of Grant of Performance Rights to
    Executive Director Under the Long Term Incentive
    Plan                                                 Management  For           Voted - For
HALFORDS GROUP PLC, REDDITCH, WORCESTERSHIRE
CUSIP: G4280E105
Meeting Date: 31-Jul-12 Meeting Type: Annual General Meeting
1   To Receive the Audited Financial Statements and the
    Directors' and Auditor's Reports for the Financial
    Year Ended 30 March 2012                             Management  For           Voted - For
2   To Declare A Final Dividend                          Management  For           Voted - For
3   To Approve the Directors' Remuneration Report        Management  For           Voted - For
4   To Re-elect Dennis Millard As A Director             Management  For           Voted - For
5   To Re-elect David Wild As A Director                 Management  For           Voted - For
6   To Re-elect Paul Mcclenaghan As A Director           Management  For           Voted - For


1006




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Re-elect Keith Harris As A Director               Management  For           Voted - For
8   To Re-elect William Ronald As A Director             Management  For           Voted - For
9   To Re-elect David Adams As A Director                Management  For           Voted - For
10  To Re-elect Claudia Arney As A Director              Management  For           Voted - For
11  To Re-elect Andrew Findlay As A Director             Management  For           Voted - For
12  To Re-appoint KPMG Audit PLC As Auditor              Management  For           Voted - For
13  To Authorise the Directors to Determine the
    Remuneration of the Auditor                          Management  For           Voted - For
14  To Renew the General Authority to Allot Relevant
    Securities                                           Management  For           Voted - For
15  To Disapply Statutory Pre-emption Rights (special
    Resolution)                                          Management  For           Voted - For
16  To Authorise the Company to Make Market Purchases
    of Its Own Shares (special Resolution)               Management  For           Voted - For
17  To Authorise the Company to Make Political Donations Management  For           Voted - For
18  To Authorise That General Meetings, Other Than Agms
    Can be Called on 14 Clear Days' Notice(special
    Resolution)                                          Management  For           Voted - Against
    Please Note That Resolution 5 Has Been Removed,
    Votes Can Still be Cast But Th-ey Will Not be Taken
    Into Account.                                        Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Receipt
    of Additional Comment. If Y-ou Have Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unles-s You Decide to Amend Your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting
HERA SPA, BOLOGNA
CUSIP: T5250M106
Meeting Date: 15-Oct-12 Meeting Type: MIX
    Please Note That This is an Amendment to Meeting Id
    119144 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                           Non-Voting                Non-Voting
E.1 Approval of Merger of Acegas-aps Holding S.r.l Into
    Hera S.p.a and Further Amendment of Art. 5.1 of the
    Company by Laws                                      Management  For           Voted - For
E.2 Amendment of Articles 16, 26 and 17 of the Articles
    of Association: Applicable and Consequent
    Resolutions                                          Management  For           Voted - For
E.3 Amendments of Art. 7 and 17 of the Company Bylaws    Management  For           Voted - For
E.4 Share Capital Increase Up to Eur 84833826 by
    Issuance of 84833826 Ordinary Shares                 Management  For           Voted - For
E.5 Mandate of 3 Years to Board of Director to Increase
    the Share Capital Up to Eur 80000000 Amendment of
    Art.5 of the Company Bylaws                          Management  For           Voted - For
O.1 Appointment of 3 Directors                           Management  For           Abstain
O.2 Integration of the Board of Statutory Auditors       Management  For           Abstain
    Please Note That This is A Revision Due to Change
    in the Article Number and Mo-dification of the Text
    of the Resolution No. E.2 and E.3. If You Have


1007




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Already-sent in Your Votes, Please Do Not Return
    This Proxy Form Unless You Decide To-amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
Meeting Date: 30-Apr-13 Meeting Type: MIX
    Please Note That the Italian Language Agenda is
    Available by Clicking on The-url Link:-
    Https://materials.proxyvote.com/approved/99999
    Z/19840101/nps_159715.pdf                           Non-Voting                Non-Voting
E.1 Amendment of Art. 16 and 26 of the Company Bylaws   Management  For           Voted - Against
E.2 Amendment of Art. 17 and Introduction of Art. 34 of
    the Company Bylaws                                  Management  For           Voted - For
O.1 Individual and Consolidated Financial Statements As
    of 31.12.2012 Reports of Board of Directors and
    Board of Statutory Auditors                         Management  For           Voted - For
O.2 Presentation of A Governance Report and
    Deliberations on Remuneration Policies              Management  For           Voted - For
O.3 New Authorization to Purchase and Dispose of Own
    Shares                                              Management  For           Voted - For
O.4 Appointment of 1 Director                           Management  For           Voted - For
    Please Note That This is A Revision Due Change in
    Meeting Type from Agm to Mix-. If You Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    Form-unless You Decide to Amend Your Original
    Instructions. Thank You                             Non-Voting                Non-Voting
HOSPITALITY PROPERTIES TRUST
CUSIP: 44106M102 TICKER: HPT
Meeting Date: 15-May-13 Meeting Type: Annual
1   To Elect the Nominee Named in our Proxy Statement
    to our Board of Trustees As the Independent Trustee
    in Group III: William A. Lamkin                     Management  For           Voted - For
2   To Approve A Nonbinding Advisory Resolution on our
    Executive Compensation.                             Management  For           Voted - For
3   To Ratify the Appointment of Ernst & Young LLP As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending December 31, 2013.
    our Board Recommends You Vote Against Proposal 4
    and 5.                                              Management  For           Voted - For
4   To Consider and Vote Upon A Shareholder Proposal If
    Properly Presented at the Meeting.                  Shareholder Against       Voted - For
5   To Consider and Vote Upon A Shareholder Proposal If
    Properly Presented at the Meeting.                  Shareholder Against       Voted - For
HTC CORPORATION
CUSIP: Y3732M103
Meeting Date: 21-Jun-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    162166 Due to Receipt of D-irector and Supervisor
    Names. All Votes Received on the Previous Meeting


1008




                          GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Will-be Disregarded and You Will Need to Reinstruct
    on This Meeting Notice. Thank Y-ou.                    Non-Voting                Non-Voting
    Please Note That in Cases Where the Client
    Instructs Us to Vote Against Any Pr-oposal to be
    Discussed at A Shareholders Meeting and the Voting
    with Respect T-o Such Proposal is Done by Ballot,
    We Or our Designee Will Fill Out the Ballot-in
    Respect of Such Proposal in Accordance with the
    Clients Instructions. Howe-ver, If the Voting at
    the Shareholders Meeting is Done by Acclamation,
    We/our-designee Will Not Take Any Action in Respect
    of the Relevant Proposal. Thank Y-ou.                  Non-Voting                Non-Voting
A1  The 2012 Business Operations                           Non-Voting                Non-Voting
A2  The 2012 Audited Reports                               Non-Voting                Non-Voting
A3  The Revision to the Rules of the Board Meeting         Non-Voting                Non-Voting
B1  The 2012 Business Reports and Financial Statements     Management  For           Voted - For
B2  The 2012 Profit Distribution. Proposed Cash
    Dividend: Twd2 Per Share                               Management  For           Voted - For
B3  The Revision to the Articles of Incorporation          Management  For           Voted - For
B4  The Revision to the Procedures of Monetary Loans       Management  For           Voted - For
B5  The Revision to the Procedures of Endorsement and
    Guarantee                                              Management  For           Voted - For
B61.1 To Elect Director: Cher Wang: Id / Shareholder No: 2 Management  For           Voted - For
B61.2 To Elect Director: Wen-chi Chen: Id / Shareholder
    No: 5                                                  Management  For           Voted - For
B61.3 To Elect Director: Ht Cho: Id / Shareholder No: 22   Management  For           Voted - For
B61.4 To Elect Director: David Bruce Yoffie: Id /
    Shareholder No: 483748201                              Management  For           Voted - Against
B61.5 To Elect Director: "rick Tsai (lih-shyng Tsai )":
    Id / Shareholder No: A10235****                        Management  For           Voted - For
B62.1 To Elect Independent Director: Chen-kuo Lin: Id /
    Shareholder No: F10269****                             Management  For           Voted - For
B62.2 To Elect Independent Director: Josef Felder: Id /
    Shareholder No: X3456202                               Management  For           Voted - For
B63.1 To Elect Supervisor: Way-chih Investment Co., Ltd.
    Id / Shareholder No: 15                                Management  For           Voted - For
B63.2 To Elect Supervisor: Huang-chieh Chu: Id /
    Shareholder No: A12110****                             Management  For           Voted - Against
B7  The Proposal to Release Non-competition Restriction
    on the Directors                                       Management  For           Voted - Against
B8  Extraordinary Motions                                  Management  For           Voted - Against
INTERMEDIATE CAPITAL GROUP PLC, LONDON
CUSIP: G4807D101
Meeting Date: 17-Jul-13   Meeting Type: Annual General Meeting
1   To Receive the Financial Statements and Reports of
    the Directors and Auditors for the Financial Year
    Ended 31 March 2013                                    Management  For           Voted - For
2   To Approve the Directors' Remuneration Report for
    the Financial Year Ended 31 March 2013                 Management  For           Voted - Against


1009




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   To Declare A Final Dividend of 13.7 Pence Per
    Ordinary Share for the Financial Year Ended 31
    March 2013                                         Management  For           Voted - For
4   To Reappoint Deloitte LLP As Auditors of the
    Company to Hold Office As the Company's Auditors
    Until the Conclusion of the Company's Agm in 2014  Management  For           Voted - Against
5   To Authorise the Directors to Set the Remuneration
    of the Auditors                                    Management  For           Voted - For
6   To Appoint Kim Wahl As A Director                  Management  For           Voted - For
7   To Appoint Lindsey Mcmurray As A Director          Management  For           Voted - For
8   To Reappoint Justin Dowley As A Director           Management  For           Voted - For
9   To Reappoint Peter Gibbs As A Director             Management  For           Voted - For
10  To Reappoint Kevin Parry As A Director             Management  For           Voted - For
11  To Reappoint Christophe Evain As A Director        Management  For           Voted - For
12  To Reappoint Philip Keller As A Director           Management  For           Voted - For
13  To Reappoint Benoit Durteste As A Director         Management  For           Voted - For
14  To Grant the Directors Authority to Allot Shares
    Pursuant to Section 551 of the Companies Act 2006  Management  For           Voted - For
15  Subject to the Passing of Res 14, to Authorise the
    Directors to Dis-apply Pre-emption Rights Pursuant
    to Sections 570 (1) and 573 of the Companies Act
    2006                                               Management  For           Voted - For
16  To Authorise the Company to Make Market Purchases
    of Its Ordinary Shares Pursuant to Section 701 of
    the Companies Act 2006                             Management  For           Voted - For
17  To Approve That A General Meeting of the Company
    (other Than the Annual General Meeting) May be
    Called on Not Less Than 14 Clear Days' Notice      Management  For           Voted - Against
INTERSERVE PLC, TWYFORD
CUSIP: G49105102
Meeting Date: 07-Jan-13 Meeting Type: Ordinary General Meeting
1   That the Disposal of the Entire Issued Share
    Capital of Interserve Pfi Holdings 2003 Limited As
    Described in the Circular Dated 28 November 2012
    Hereby be Approved                                 Management  For           Voted - For
Meeting Date: 13-May-13 Meeting Type: Annual General Meeting
1   To Receive and Consider the Accounts and Balance
    Sheets, and the Reports of the Directors and the
    Auditors for the Year Ended 31 December 2012       Management  For           Voted - For
2   To Declare A Final Dividend                        Management  For           Voted - For
3   To Approve the Directors' Remuneration Report for
    the Year Ended 31 December 2012                    Management  For           Voted - For
4   To Elect Anne Fahy As A Director of the Company    Management  For           Voted - For
5   To Re-elect Lord Blackwell As A Director of the
    Company                                            Management  For           Voted - For
6   To Re-elect Mr Les Cullen As A Director of the
    Company                                            Management  For           Voted - For
7   To Re-elect Mr Steven Dance As A Director of the
    Company                                            Management  For           Voted - For


1010




    GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
8   To Re-elect Mr Tim Haywood As A Director of the
    Company                                             Management  For           Voted - For
9   To Re-elect Mr Keith Ludeman As A Director of the
    Company                                             Management  For           Voted - For
10  To Re-elect Mr Bruce Melizan As A Director of the
    Company                                             Management  For           Voted - For
11  To Re-elect Mr Adrian Ringrose As A Director of the
    Company                                             Management  For           Voted - For
12  To Re-elect Mr Dougie Sutherland As A Director of
    the Company                                         Management  For           Voted - For
13  To Re-elect Mr David Thorpe As A Director of the
    Company                                             Management  For           Voted - For
14  To Re-appoint Deloitte LLP As Auditors of the
    Company in Pursuance of A Recommendation by the
    Audit Committee, to Hold Office Until the
    Conclusion of the Next General Meeting at Which
    Financial Statements are Laid Before the Company    Management  For           Voted - For
15  To Authorise the Directors, Acting Through the
    Audit Committee, to Determine the Remuneration of
    the Auditors                                        Management  For           Voted - For
16  That, in Accordance with Sections 366 and 367 of
    the Companies Act 2006 (the "2006 Act"), the
    Company and All Companies That are Subsidiaries of
    the Company at Any Time During the Period for Which
    This Resolution Has Effect, be and are Hereby
    Generally and Unconditionally Authorised To: (a)
    Make Political Donations to Political Parties Or
    Independent Election Candidates Not Exceeding Gbp
    50,000 in Total; (b) Make Political Donations to
    Political Organisations Other Than Political
    Parties Not Exceeding Gbp 50,000 in Total; and (c)
    Incur Political Expenditure Not Exceeding Gbp
    50,000 in Total, Provided That the Aggregate Amount
    of Any Such Donation Or Expenditure Made and
    Incurred by the Company and Its Subsidiaries Shall
    Not Exceed Gbp 50,000 During the Period Beginning
    with the Date of the Passing of This Resolution Up
    Contd                                               Management  For           Voted - For
    Contd to and Including the Conclusion of the Annual
    General Meeting in 2014.-for the Purposes of This
    Resolution, the Terms "political
    Donations",-"political Parties", "independent
    Election Candidates", "political-organisations" and
    "political Expenditure" Have the Meanings Set Out
    In-sections 363 to 365 of the 2006 Act. This
    Resolution Seeks to Renew The-authority Granted at
    the 2012 Agm to Make Political Donations to
    Political-parties, Other Political Organisations
    and Independent Election Candidates,-or to Incur
    Political Expenditure, Capped at Gbp 50,000. It is
    Not The-company's Policy to Make Political
    Donations of This Type and It Has No-intention of
    Using the Authority Sought by This Resolution for
    This Purpose.-this Policy is Strictly Adhered to


1011




GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
and There is No Intention to Change It.-however,
the Definitions Contd                                  Non-Voting                Non-Voting
Contd Used in the 2006 Act for "political Donation"
and "political-expenditure" are Very Broad, Which
May Have the Effect of Covering A Number-of Normal
Business Activities That Would Not be Considered
Political-donations Or Political Expenditure in the
Usual Sense. These Could Include-support for Bodies
Engaged in Law Reform Or Governmental Policy
Review, Or-involvement in Seminars and Functions
That May be Attended by Politicians. To-avoid Any
Possibility of Inadvertently Contravening the 2006
Act, The- Directors are Again Seeking Shareholder
Authority to Ensure That the Company-and Its
Subsidiaries Act Within the Provisions of Current
UK Law When- Carrying Out Their Normal Business
Activities                                             Non-Voting                Non-Voting
17 That, in Substitution for All Existing Authorities,
the Directors be and They are Hereby Generally and
Unconditionally Authorised, Pursuant to Section 551
of the Companies Act 2006 (the "2006 Act"), to
Exercise All Powers of the Company to Allot Shares
in the Company Or to Grant Rights to Subscribe For,
Or to Convert Any Security Into, Shares in the
Company ("rights"): (a) Up to an Aggregate Nominal
Amount (within the Meaning of Section 551(3) and
(6) of the 2006 Act) of Gbp 4,236,531 (such Amount
to be Reduced by the Nominal Amount Allotted Or
Granted Under Paragraph (b) Below in Excess of Such
Sum); and (b) Up to an Aggregate Nominal Amount
(within the Meaning of Section 551(3) and (6) of
the 2006 Act) of Gbp 8,473,063 (such Amount to be
Reduced by Any Shares Allotted Or Rights Granted
Under Paragraph (a) Above) in Contd                    Management  For           Voted - For
Contd Relation to an Allotment of Equity Securities
(within the Meaning Of-section 560(1) of the 2006
Act) in Connection with A Rights Issue,
Provided-that This Authority Shall Expire at the
Conclusion of the Company's Next-annual General
Meeting (or, If Earlier, on 30 June 2014), Save
That The-company May Before Such Expiry Make an
Offer Or Agreement Which Would Or- Might Require
Shares to be Allotted Or Rights to be Granted After
Such Expiry-and the Directors May Allot Shares Or
Grant Rights in Pursuance of Such                      Non-Voting                Non-Voting
Contd Equity Securities of Any Class If This is
Required by the Rights-attaching to Those
Securities Or, If the Directors Consider It
Necessary, As-permitted by the Rights Attaching to
Those Securities to Subscribe For-further Equity
Securities by Means of the Issue of A Renounceable
Letter (or-other Negotiable Document) Which May be
Traded for A Period Before Payment-for the
Securities is Due, But Subject to the Directors
Having A Right To-make Such Exclusions Or Other
Arrangements As They Consider Necessary


1012




GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
Or-expedient to Deal with Treasury Shares,
Fractional Entitlements, Record- Dates, Legal,
Regulatory Or Practical Problems Arising In, Or
Under the Laws-of, Any Territory Or Any Other
Matter. the 2006 Act Provides That The- Directors
May Not Allot Shares Unless Empowered to Do So by
the Shareholders.-accordingly, in Contd              Non-Voting                Non-Voting
Contd Line with the Company's Usual Procedure,
Which is Also Standard-practice Amongst Other
Public Companies, This Resolution Seeks Authority
For-the Directors to Issue Shares Until the
Conclusion of Next Year's Agm (or, If- Earlier, 30
June 2014). This Resolution Complies with the
Latest Guidance-issued by the Association of
British Insurers (the "abi"). the Guidance-states
That Abi Members Will Support Resolutions
Authorising the Allotment Of-shares Equal to
One-third of A Company's Issued Share Capital Plus
A Further-one-third (i.e. Two-thirds in All)
Provided That: the Additional One-third-will Only
be Allotted Pursuant to A Fully Pre-emptive Rights
Issue; The-authority to Allot is Valid for Only One
Year; and If the Rights Issue-exceeds One-third of
A Company's Issued Share Capital and the Proceeds
Raised-on the Contd                                  Non-Voting                Non-Voting
Contd Rights Issue Represent More Than One- Third
of Its Market Capitalisation-before the Rights
Issue, Then the Company Will be Required to Put Its
Whole-board Up for Re-election the Following Year.
It is Accordingly Proposed That-the Directors be
Granted General Authority at Any Time Prior to the
Next Agm-of the Company (or, If Earlier, 30 June
2014) to Allot Shares Up to An-aggregate Nominal
Value of Gbp 4,236,531 and Up to an Aggregate
Nominal Value-of Gbp 8,473,063 Where the Allotment
is in Connection with an Offer by Way Of-            Non-Voting                Non-Voting
Contd March 2013 (the Latest Practicable Date Prior
to the Publication Of-this Notice). the Company Has
No Treasury Shares in Existence                      Non-Voting                Non-Voting
18 That, Subject to the Passing of Resolution 17 Set
Out in the Notice of Annual General Meeting of
Which This Resolution Forms Part: (a) the Directors
be and They are Hereby Empowered Pursuant to
Sections 570(1) and 573 of the Companies Act 2006
(the "2006 Act") to Allot Equity Securities (within
the Meaning of Section 560 of the 2006 Act) for
Cash Pursuant to the Authority Conferred by
Paragraph (a) of Resolution 17 Set Out in the
Notice of Annual General Meeting of Which This
Resolution Forms Part, As If Section 561(1) of the
2006 Act Did Not Apply to Any Such Allotment,
Provided That the Power Hereby Conferred Shall be
Limited To: (i) an Allotment of Equity Securities
in Connection with A Pre-emptive Offer. for the
Purpose of This Resolution 18, A "pre-emptive


1013




GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Offer" Means an Offer of Securities, Open for
Acceptance for Contd                                Management  For           Voted - For
Contd A Period Fixed by the Directors, to (i)
Holders of Ordinary Shares Made-in Proportion (as
Nearly As Practicable) to Their Respective
Existing- Holdings of Ordinary Shares and (ii)
Holders of Other Equity Securities Of-any Class If
This is Required by the Rights Attaching to These
Securities Or,-if the Directors Consider It
Necessary, As Permitted by the Rights Attaching-to
Those Securities, But Subject to the Directors
Having A Right to Make Such-exclusions Or Other
Arrangements As They Consider Necessary Or
Expedient To-deal with Treasury Shares, Fractional
Entitlements, Record Dates, Legal,-regulatory Or
Practical Problems Arising In, Or Under the Laws of
Any-territory Or Any Other Matter; and (ii) the
Allotment (otherwise Than-pursuant to (i) Above) of
Equity Securities for Cash Having, in the Case
Of-ordinary Contd                                   Non-Voting                Non-Voting
Contd Shares, A Nominal Amount Or, in the Case of
Other Equity Securities,-giving the Right to
Subscribe for Or Convert Into Ordinary Shares
Having A-nominal Amount Not Exceeding in Aggregate
Gbp 635,479; (b) the Directors Be-and are Empowered
Pursuant to Sections 570(1) and 573 of the 2006 Act
To-allot Equity Securities (within the Meaning of
Section 560(1) of the 2006-act) for Cash Pursuant
to the Authority Conferred by Paragraph (b)
Of-resolution 17 Set Out in the Notice of Annual
General Meeting Of                                  Non-Voting                Non-Voting
Contd Meeting of Which This Resolution Forms Part);
(c) the Powers Conferred-by This Resolution 18
Shall Also Apply to A Sale of Treasury Shares,
Which Is-an Allotment of Equity Securities by
Virtue of Section 560(3) of the 2006-act, But with
the Omission of the Words "pursuant to the
Authority Conferred-by Resolution 17 Set Out in the
Notice of Annual General Meeting of Which-this
Resolution Forms Part"; and (d) the Powers
Conferred by This Resolution-18 Will Expire at the
Conclusion of the Company's Next Annual General
Meeting-(or, If Earlier, on 30 June 2014), Save
That the Company May Before Such-expiry Make an
Offer Or Agreement Which Would Or Might Require
Equity-securities to be Allotted, Or Treasury
Shares Sold, After Such Expiry and The-directors
May Allot Equity Securities, Or Sell Treasury
Shares, in Pursuance-contd                          Non-Voting                Non-Voting
Contd of Such Offer Or Agreement As If the Powers
Conferred Hereby Had Not-expired Under Section
561(1) of the 2006 Act, If the Directors Wish to
Allot-unissued Shares for Cash (other Than Pursuant
to an Employee Share Scheme)-they Must First Offer
Them to Existing Shareholders in Proportion to
Their-holdings (a Pre-emptive Offer) Resolution 18,


1014




GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Which Will be Proposed As A- Special Resolution,
Renews the Directors' Authority Granted at the 2012
Agm-to Issue Shares in Connection with A Rights
Issue And, in Any Other Case, To-issue Shares for
Cash (other Than by Way of Rights to Existing
Shareholders)-up to an Aggregate Nominal Amount of
Gbp 635,479. by Restricting Such-authority to an
Aggregate Nominal Value of No More Than 5 Per Cent
of The- Company's Total Issued Equity Capital (as
at 8 March 2013, Being the Latest-contd             Non-Voting                Non-Voting
Contd Practicable Date Prior to the Publication of
This Notice), the Company-will be in Compliance
with the Pre-emption Group's Statement of
Principles-(the "principles"). This Power Will
Provide the Directors with The-flexibility to Take
Advantage of Business Opportunities As They
Arise.-shareholders Should Note That the Listing
Rules of the Financial Services-authority Do Not
Require Shareholders' Specific Approval for Each
Issue Of-shares for Cash on A Non-pre- Emptive
Basis to the Extent That Under Section-             Non-Voting                Non-Voting
Contd the Authorities Sought by Resolutions 17 and
18 Although They Consider-their Renewal Appropriate
in Order to Retain Maximum Flexibility to
Take-advantage of Business Opportunities As They
Arise. the Company Intends To-adhere to the
Provisions in the Principles Which Request That in
Any Rolling-three-year Period A Company May Not
Make Non-pre-emptive Issues for Cash O-r Equity
Securities Exceeding 7.5 Per Cent of the Company's
Issued Share C-apital Without Prior
Consultation with Shareholders. the Requirements of
the 2-006 Act, As Outlined Above, Will Also Apply
to the Sale by the Company of A-ny Shares It
Holds As Treasury Shares Under the Companies
(acquisition of O-wn Shares) (treasury Shares)
Regulations 2003 (the "treasury Shares
R-egulations"). the Authority Sought and Limits Set
by This Resolution Will A-lso Apply Contd           Non-Voting                Non-Voting
Contd to the Sale of Treasury Shares                Non-Voting                Non-Voting
19 That the Company be and is Hereby Generally and
Unconditionally Authorised to Make One Or More
Market Purchases (as Defined in Section 693(4) of
the Companies Act 2006) of Its Ordinary 10p Shares
Provided That: (a) the Company Does Not Purchase
More Than 12,709,595 Ordinary Shares (representing
Less Than 10 Per Cent of the Issued Share Capital
of the Company As at 8 March 2013); (b) the Company
Does Not Pay Less Than the Nominal Value for Each
Share (exclusive of All Expenses); (c) the Company
Does Not Pay More for Each Share (exclusive of All
Expenses) Than an Amount Equal to the Higher Of:
(i) 105 Per Cent of the Average of the
Middle-market Price of an Ordinary Share According
to the Daily Official List of the London Stock
                                                    1015





GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
Exchange for the Five Business Days Immediately
Preceding the Date on Which the Company Agrees Contd Management  For           Voted - For
Contd to Buy the Shares Concerned; and (ii) the
Higher of the Price of The-last Independent Trade
and the Highest Independent Current Bid on the
London-stock Exchange at the Time the Purchase is
Carried Out; (d) This Authority-shall Expire at the
Conclusion of the Company's Next Annual General
Meeting-(or, If Earlier, on 30 June 2014); and
Contd                                                Non-Voting                Non-Voting
Contd (e) the Company May Agree Before the
Authority Terminates Under Paragr-aph (d) Above to
Purchase Ordinary Shares Where the Purchase Will
Or May Be-executed After the Authority Terminates
(either Wholly Or in Part). the C-ompany May
Complete Such A Purchase Even Though the
Authority Has Terminat-ed. with the Authority of
the Shareholders in General Meeting, the Company
I-s Empowered by Its Articles of Association to
Purchase Its Own Shares Subjec-t to the Provisions
of the Statutes. Although Contd                      Non-Voting                Non-Voting
Contd the Directors Have No Immediate Plans to Do
So, They Believe It Is-prudent to Seek General
Authority from Shareholders to be Able to Act If-
Circumstances Were to Arise in Which They
Considered Such Purchases to Be-desirable. This
Power Will Only be Exercised If and When, in the
Light Of-market Conditions Prevailing at That Time,
the Directors Believe That Such-purchases Would
Increase Earnings Per Share and Would be for the
Benefit Of-shareholders Generally. This Special
Resolution Specifies the Maximum Number-of Shares
Which May be Acquired (approximately 10 Per Cent of
the Company's-issued Share Capital) and the Maximum
and Minimum Prices at Which They May Be-bought. Any
Shares Purchased Under This Authority Will, Unless
the Directors- Determine That They are to be Held
As Treasury Shares, be Cancelled and The-contd       Non-Voting                Non-Voting
Contd Number of Shares in Issue Will be Reduced
Accordingly. the Treasury-shares Regulations Will
Allow Shares Purchased by the Company Out
Of-distributable Profits to be Held As Treasury
Shares, Which May Then Be-cancelled, Sold for Cash
Or Used to Meet the Company's Obligations Under
Its-employee Share Schemes. the Authority Sought by
This Resolution is Intended-to Apply Equally to
Shares to be Held by the Company As Treasury Shares
In-accordance with the Treasury Shares Regulations.
Options and Awards Over-8,036,913 Ordinary Shares
Were Outstanding As at 8 March 2013 (the Latest-
Practicable Date Prior to the Publication of This
Notice). This Represents-6.32 Per Cent of the
Company's Issued Share Capital at That Date. If
The-company Bought Back the Maximum Number of
Shares Permitted by This Resolution-and Cancelled
Contd                                                Non-Voting                Non-Voting
                                                     1016





                         GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Contd Them, Then the Total Number of Options and
    Awards Outstanding at That-date Would Represent
    7.03 Per Cent of the Issued Share Capital
    Thereby-reduced. the Company Has No Warrants to
    Subscribe for Ordinary Shares- Outstanding and No
    Ordinary Shares Held in Treasury                     Non-Voting                Non-Voting
20  That the Articles of Association of the Company be
    and Hereby Altered As Follows: Articles 54 and 119   Management  For           Voted - For
21  That A General Meeting of the Company (other Than
    an Annual General Meeting) May be Called on Not
    Less Than 14 Clear Days' Notice, Provided That This
    Authority Shall Expire at the Conclusion of the
    Company's Next Annual General Meeting                Management  For           Voted - Against
    Please Note That This is A Revision Due to
    Modification of Text in Resolution-18. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy Fo-rm Unless You Decide to Amend Your
    Original Instructions. Thank You.                    Non-Voting                Non-Voting
INVESCO MORTGAGE CAPITAL INC.
CUSIP: 46131B100 TICKER: IVR
Meeting Date: 01-May-13  Meeting Type: Annual
1A  Election of Director: G. Mark Armour                 Management  For           Voted - For
1B  Election of Director: James S. Balloun               Management  For           Voted - For
1C  Election of Director: John S. Day                    Management  For           Voted - For
1D  Election of Director: Karen Dunn Kelley              Management  For           Voted - For
1E  Election of Director: James R. Lientz, Jr            Management  For           Voted - For
2   Advisory Vote to Approve 2012 Executive Compensation Management  For           Voted - For
3   Appointment of Grant Thornton LLP As the Company's
    Independent Registered Public Accounting Firm        Management  For           Voted - For
INVESTORS REAL ESTATE TRUST
CUSIP: 461730103 TICKER: IRET
Meeting Date: 18-Sep-12  Meeting Type: Annual
1   Director                                             Management
1   Timothy P. Mihalick                                  Management  For           Voted - For
2   Jeffrey L. Miller                                    Management  For           Voted - For
3   John T. Reed                                         Management  For           Voted - For
4   W. David Scott                                       Management  For           Voted - For
5   Stephen L. Stenehjem                                 Management  For           Voted - For
6   John D. Stewart                                      Management  For           Voted - For
7   Thomas A. Wentz Jr.                                  Management  For           Voted - For
8   Jeffrey K. Woodbury                                  Management  For           Voted - For
9   Linda Hall Keller                                    Management  For           Voted - For
2   Advisory Vote on Executive Compensation              Management  For           Voted - For
3   Ratification of Selection of Grant Thornton LLP As
    the Company's Independent Auditors for the Fiscal
    Year Ending April 30, 2013.                          Management  For           Voted - For


1017




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
IOOF HOLDINGS LTD
CUSIP: Q49809108
Meeting Date: 27-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3 and 4 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (3 and 4), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
2.a To Re-elect Mr George Venardos As A Director         Management  For           Voted - For
2.b To Re-elect Dr Roger Sexton As A Director            Management  For           Voted - For
3   Remuneration Report                                  Management  For           Voted - Against
4   Grant of Performance Rights to the Managing Director Management  For           Voted - For
5.a Financial Assistance in Connection with Acquisition
    of Dkn Financial Group Limited                       Management  For           Voted - For
5.b Financial Assistance in Connection with Acquisition
    of Plan B Group Holdings Limited                     Management  For           Voted - For
KEPPEL LAND LTD, SINGAPORE
CUSIP: V87778102
Meeting Date: 19-Apr-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Directors' Report and
    Audited Financial Statements for the Year Ended 31
    December 2012                                        Management  For           Voted - For
2   To Declare A Final One-tier Tax Exempt Dividend of
    12 Cents Per Share for the Year Ended 31 December
    2012 (2011: A Final One-tier Tax Exempt Dividend of
    20 Cents Per Share)                                  Management  For           Voted - For
3   To Re-elect the Following Director, Who Will Retire
    Pursuant to Article 94 of the Company's Articles of
    Association and Who, Being Eligible, is Offering
    Himself for Re-election: Mr Lim Ho Kee               Management  For           Voted - For
4   To Re-elect the Following Director, Who Will Retire
    Pursuant to Article 94 of the Company's Articles of
    Association and Who, Being Eligible, is Offering
    Himself for Re-election: Mr Edward Lee Kwong Foo     Management  For           Voted - For
5   To Re-elect the Following Director, Who Will Retire
    Pursuant to Article 94 of the Company's Articles of
    Association and Who, Being Eligible, is Offering
    Herself for Re-election: Mrs Koh-lim Wen Gin         Management  For           Voted - For
6   To Re-elect the Following Directors, Who Will
    Retire Pursuant to Article 100 of the Company's
    Articles of Association and Who, Being Eligible, is
    Offering Himself for Re-election: Mr Ang Wee Gee     Management  For           Voted - For


1018




    GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   To Re-elect the Following Directors, Who Will
    Retire Pursuant to Article 100 of the Company's
    Articles of Association and Who, Being Eligible, is
    Offering Himself for Re-election: Mr Loh Chin Hua   Management  For           Voted - For
8   To Re-appoint Mr Tan Yam Pin Who, Being Over the
    Age of 70 Years, Will Cease to be A Director at
    This Annual General Meeting, and Who, Being
    Eligible, Offers Himself for Re-appointment
    Pursuant to Section 153(6) of the Companies Act,
    Chapter 50 of Singapore (the "companies Act") to
    Hold Office from the Date of This Annual General
    Meeting Until the Next Annual General Meeting of
    the Company                                         Management  For           Voted - Against
9   To Approve Directors' Fees of Sgd 1,136,000 for the
    Year Ended 31 December 2012 (2011: Sgd 928,000)     Management  For           Voted - For
10  To Re-appoint Messrs Ernst & Young LLP As Auditors,
    and to Authorise the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
11  That Pursuant to Section 161 of the Companies Act
    and Article 8(b) of the Company's Articles of
    Association, Authority be and is Hereby Given to
    the Directors of the Company To: (1) (a) Issue
    Shares in the Capital of the Company ("shares"),
    Whether by Way of Rights, Bonus Or Otherwise, and
    Including Any Capitalisation Pursuant to Article
    136 And/or Article 136a of the Company's Articles
    of Association of Any Sum for the Time              Management  For           Voted - For
    Contd Instruments Convertible Into Shares)
    (collectively, "instruments"), At-any Time and Upon
    Such Terms and Conditions and for Such Purposes and
    to Such-persons As the Directors May in Their
    Absolute Discretion Deem Fit; and (2)-
    (notwithstanding That the Authority So Conferred by
    This Resolution May Have-ceased to be in Force)
    Issue Shares in Pursuance of Any Instrument Made
    Or-granted by the Directors of the Company While
    the Authority Was in Force;- Provided That: (i) the
    Aggregate Number of Shares to be Issued Pursuant
    To-this Resolution (including Shares to be Issued
    in Pursuance of Instruments-made Or Granted
    Pursuant to This Resolution and Any Adjustment
    Effected Under- Any Relevant Instrument) Shall Not
    Exceed 50 Per Cent. of the Total Number Of-issued
    Shares (excluding Treasury Shares) (as Calculated
    in Contd                                            Non-Voting                Non-Voting
    Contd Accordance with Sub-paragraph (ii) Below), of
    Which the Aggregate-number of Shares to be Issued
    Other Than on A Pro Rata Basis to Shareholders-of
    the Company Shall Not Exceed 20 Per Cent. of the
    Total Number of Issued-shares (excluding Treasury
    Shares) (as Calculated in Accordance
    With-sub-paragraph (b) Below); (ii) (subject to
    Such Manner of Calculation As May-be Prescribed by
    the Singapore Exchange Securities Trading
    Limited-("sgx-st")) for the Purpose of Determining
    the Aggregate Number of Shares-that May be Issued


1019




GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Under Sub-paragraph (i) Above, the Percentage of
Issued-shares Shall be Calculated Based on the
Total Number of Shares (excluding-treasury Shares)
at the Time This Resolution is Passed, After
Adjusting For:-(a) New Shares Arising from the
Conversion Or Exercise of Convertible-securities Or
Share Contd                                         Non-Voting                Non-Voting
Contd Options Or Vesting of Share Awards Which are
Outstanding Or Subsisting-as at the Time This
Resolution is Passed; and (b) Any Subsequent Bonus
Issue,-consolidation Or Sub-division of Shares;
(iii) in Exercising the Authority-granted Under
This Resolution, the Company Shall Comply with the
Provisions-of the Companies Act, the Listing Manual
of the Sgx-st for the Time Being In-force (unless
Such Compliance Has Been Waived by the Sgx-st) and
the Articles-of Association for the Time Being of
the Company; and (iv) (unless Revoked Or-varied by
The                                                 Non-Voting                Non-Voting
12 That: (1) for the Purposes of the Companies Act,
the Exercise by the Directors of the Company of All
the Powers of the Company to Purchase Or Otherwise
Acquire Issued Ordinary Shares Fully Paid in the
Capital of the Company Not Exceeding in Aggregate
the Maximum Limit (as Hereafter Defined), at Such
Price(s) As May be Determined by the Directors of
the Company from Time to Time Up to the Maximum
Price (as Hereafter Defined), Whether by Way Of:
(a) an On-market Purchase ("market Purchase"),
Transacted on the Sgx-st Through the Sgx-st's
Trading System, Through One Or More Duly Licensed
Stock Brokers Appointed by the Company for the
Purpose; And/or (b) an Off-market Purchase
("off-market Purchase") Effected Pursuant to an
Equal Access Scheme; and Otherwise in Accordance
with All Other Laws and Regulations, Including But
Not Contd                                           Management  For           Voted - For
Contd Limited To, the Provisions of the Companies
Act and Listing Rules Of-the Sgx-st As May for the
Time Being be Applicable, be and is
Hereby-authorised and Approved Generally and
Unconditionally (the "share Purchase-mandate"); (2)
Unless Varied Or Revoked by the Members of the
Company in A-general Meeting, the Authority
Conferred on the Directors of the Company- Pursuant
to the Share Purchase Mandate May be Exercised by
the Directors Of-the Company at Any Time and from
Time to Time During the Period Commencing-from the
Date of the Passing of This Ordinary Resolution and
Expiring on The-earlier Of: (a) the Date on Which
the Next Annual General Meeting of The-company is
Held Or Required by Law to be Held; Or (b) the Date
on Which The- Purchases Or Acquisitions of Shares
by the Company Pursuant to the Share-purchase Contd Non-Voting                Non-Voting
Contd Mandate are Carried Out to the Full Extent
Mandated; in This Ordinary-resolution: "maximum


1020




GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                             PROPOSED BY MGT. POSITION REGISTRANT VOTED
Limit" Means That Number of Issued Shares
Representing-ten Per Cent, of the Total Number of
Issued Shares (ascertained (i) As at The-date of
the Last Annual General Meeting of the Company Held
Before This-ordinary Resolution is Approved, Or
(ii) As at the Date of the Annual General-meeting
of the Company at Which This Ordinary Resolution is
Approved,- Whichever is Higher, Unless the Share
Capital of the Company Has Been Reduced-in
Accordance                                           Non-Voting                Non-Voting
Contd Shares Will be Disregarded for Purposes of
Computing the Ten Per Cent,-limit; "relevant
Period" Means the Period Commencing from the Date
on Which-the Last Annual General Meeting Was Held
Before This Ordinary Resolution And- Expiring on
the Date the Next Annual General Meeting is Held Or
is Required-by Law to be Held, Whichever is the
Earlier, After the Date of This
Ordinary-resolution; and "maximum Price", in
Relation to A Share to be Purchased Or-acquired,
Means the Purchase Price (excluding Brokerage,
Stamp Duties,-commission, Applicable Goods and
Services Tax and Other Related Expenses)-which Must
Not Exceed: (a) in the Case of A Market Purchase,
105 Per Cent, Of-the Average Closing Price (as
Hereafter Defined); and (b) in the Case of
An-off-market Purchase Pursuant to an Equal Access
Scheme, 120 Per Cent, Of-contd                       Non-Voting                Non-Voting
Contd the Average Closing Price, Where: "average
Closing Price" Means The-average of the Closing
Market Prices of A Share Over the Last Five (5)
Market-days (a "market Day" Being A Day on Which
the Sgx-st is Open for Trading In- Securities), on
Which Transactions in the Shares Were Recorded, in
the Case-of Market Purchases, Before the Day on
Which the Purchase Or Acquisition Of-shares Was
Made and Deemed to be Adjusted for Any Corporate
Action That-occurs After the Relevant Five (5)
Market Days, Or in the Case of
Off-market-purchases, Before the Date on Which the
Company Makes an Offer for The- Purchase Or
Acquisition of Shares from the Holders of Shares,
Stating Therein-the Relevant Terms of the Equal
Access Scheme for Effecting the
Off-market-purchase; and the Directors of the
Company And/or Any of Them be and Are/is- Contd      Non-Voting                Non-Voting
Contd Hereby Authorised to Complete and Do All Such
Acts and Things-(including Without Limitation,
Executing Such Documents As May be Required)- As
They And/or He May Consider Necessary, Expedient,
Incidental Or in The-interest of the Company to
Give Effect to the Transactions Contemplated-and/or
Authorised by This Ordinary Resolution               Non-Voting                Non-Voting
13 That: (1) Approval be and is Hereby Given for the
Purposes of Chapter 9 of the Listing Manual of the
Sgx-st, for the Company, Its Subsidiaries and


1021




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Target Associated Companies (as Defined in the
    Circular to Shareholders Dated 28 March 2013 (the
    "circular")), Or Any of Them, to Enter Into Any of
    the Transactions Falling Within the Types Of        Management  For           Voted - For
    Contd General Meeting of the Company is Held Or is
    Required by Law to Be-held, Whichever is the
    Earlier; (3) the Audit Committee of the Company be
    And-is Hereby Authorised to Take Such Action As It
    Deems Proper in Respect Of-such Procedures And/or
    to Modify Or Implement Such Procedures As May
    Be-necessary to Take Into Consideration Any
    Amendment to Chapter 9 of The-listing Manual of the
    Sgx-st Which May be Prescribed by the Sgx-st from
    Time-to Time; and (4) the Directors of the Company
    And/or Any of Them be And-are/is Hereby Authorised
    to Complete and Do All Such Acts and
    Things-(including, Without Limitation, Executing
    All Such Documents As May Be-required) As They
    And/or He May Consider Necessary, Expedient,
    Incidental Or-in the Interest of the Company to
    Give Effect to the Ipt Mandate And/or This-ordinary
    Resolution                                          Non-Voting                Non-Voting
Meeting Date: 19-Apr-13 Meeting Type: ExtraOrdinary General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You                                                 Non-Voting                Non-Voting
1   Approval of the Proposed Award of Shares to
    Non-executive Directors As Part of Their
    Remuneration                                        Management  For           Voted - For
2   Approval of the Proposed Amendment to Article 82(b)
    of the Company's Articles of Association            Management  For           Voted - For
KGHM POLSKA MIEDZ S.A., LUBLIN
CUSIP: X45213109
Meeting Date: 03-Sep-12 Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative-.                            Non-Voting                Non-Voting
1   Opening of the Extraordinary General Meeting        Non-Voting                Non-Voting
2   Election of the Chairman of the Extraordinary
    General Meeting                                     Management  For           Voted - For
3   Confirmation of the Legality of Convening the
    Extraordinary General Meeting An-d Its Capacity to
    Adopt Resolutions                                   Non-Voting                Non-Voting
4   Acceptance of the Agenda                            Management  For           Voted - For
5.1 Recall of Supervisory Board Member                  Management  For           Abstain
5.2 Election of Supervisory Board Member                Management  For           Abstain
6   Closing of the General Meeting                      Non-Voting                Non-Voting


1022




                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
Meeting Date: 21-Nov-12    Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                   Non-Voting
1   Opening of the Meeting                              Management     For           Voted - For
2   Election of the Chairman                            Management     For           Voted - For
3   Confirmation of the Legality of Convening the Egm
    and Its Capacity to Adopt Resolutions               Management     For           Voted - For
4   Acceptance of the Agenda                            Management     For           Voted - For
5   Adoption of the Resolution on Appointment of
    Members of Supervisory Board Elected by the
    Employees of the Company                            Management     For           Voted - For
6   Closing of the Egm                                  Management     For           Voted - For
Meeting Date: 19-Jun-13    Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    205199 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                   Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                   Non-Voting
1   Opening of the Meeting                              Management     For           Voted - For
2   Election of the Chairman                            Management     For           Voted - For
3   Confirmation of the Legality of Convening the
    Meeting and Its Capacity to Adopt Resolutions       Management     For           Voted - For
4   Acceptance of the Agenda                            Management     For           Voted - For
5   Review of the Report on Kghm Activities in 2012 and
    the Financial Statements for 2012                   Management     For           Voted - For
6   Review of the Proposal of Management Board
    Concerning the Appropriation of Company Profit for
    2012                                                Management     For           Voted - For
7   Review of the Proposal of Management Board
    Concerning Offsetting of Profit from Prior Years
    with the Reserves Arising from Actuarial Gains and
    Losses                                              Management     For           Voted - For
8   Review of Supervisory Board Report on the Results
    of Its Evaluation of the Report on Kghm Activities
    in 2012 and of the Financial Statements for 2012    Management     For           Voted - For
9.A Presentation by Supervisory Board Of: A Brief
    Assessment of the Standing of Kghm for 2012
    Including an Evaluation of the Internal Control
    System and the Company Significant Risk Management
    System                                              Management     For           Voted - For
                                                        1023





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
9.B Presentation by Supervisory Board Of: A Report on
    the Activities of Supervisory Board in 2012         Management  For           Voted - For
10.A Adoption of the Resolutions On: Approval of the
    Report of the Activities of Kghm in 2012            Management  For           Voted - For
10.B Adoption of the Resolutions On: Approval of
    Financial Statements for 2012                       Management  For           Voted - For
10.C Adoption of the Resolutions On: the Appropriation
    of Company Profit for 2012                          Management  For           Voted - For
10.D Adoption of the Resolutions On: the Offsetting of
    Profit from Prior Years with the Reserves Arising
    from Actuarial Gains and Losses                     Management  For           Voted - For
11.A Adoption of the Resolutions On: Approval of the
    Performance of Duties of the Management Board
    Members in 2012                                     Management  For           Voted - For
11.B Adoption of the Resolutions On: Approval of the
    Performance of Duties of Supervisory Board Members
    in 2012                                             Management  For           Voted - For
12  Review of Report on the Activities of Kghm Polska
    Miedz Group in 2012 and the Consolidated Financial
    Statements for 2012                                 Management  For           Voted - For
13  Review of Supervisory Board Report on the Results
    of Its Evaluation of the Report on the Activities
    of Kghm Polska Miedz Group in 2012 and the
    Consolidated Financial Statements for 2012          Management  For           Voted - For
14.A Adoption of the Resolutions On: Approval of Report
    on Kghm Polska Miedz Group Activities in 2012       Management  For           Voted - For
14.B Adoption of the Resolutions On: Approval of
    Consolidated Financial Report for 2012              Management  For           Voted - For
15  Adoption of the Resolutions Regarding Appointment
    of Members of Supervisory Board Elected by Company
    Employees                                           Management  For           Voted - For
16  Adoption of Resolutions on Changes to the
    Composition of the Supervisory Board of the Company Management  For           Voted - For
17  The Closure of the Meeting                          Management  For           Voted - For
KONINKLIJKE KPN NV
CUSIP: N4297B146
Meeting Date: 11-Sep-12 Meeting Type: ExtraOrdinary General Meeting
1   Opening of the General Meeting                      Non-Voting                Non-Voting
2   Acknowledgement by the Supervisory Board on the
    Proposed Appointment Of-mr.e.hageman As Member of
    the Managing Board of Kpn Nv                        Non-Voting                Non-Voting
3   It is Proposed to Change the Articles of
    Association in Respect of the Following Subjects:
    Change in the Rights for Shareholders to Put Items
    on the Agenda of A General Meeting. (article 36
    Paragraph 6 of the Articles)                        Management  For           Voted - For
4   Any Other Business and Closing of the General
    Meeting                                             Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Change
    in Meeting Type from Sgm To-egm. If You Have
    Already Sent in Your Votes, Please Do Not Return


1024




                         GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
    This Proxy F-orm Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                 Non-Voting
LIGHT SA, RIO DE JANEIRO
CUSIP: P63529104
Meeting Date: 03-Sep-12  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
1   To Vote Regarding the Change of the Membership of
    the Board of Directors, for the Election of One
    Full Member, to Replace the Resigning Member of the
    Board of Directors, Mr. Cristiano Correa De Barros,
    As Well As for the Election of an Alternate Member
    to Fill the Vacancy in the Position of Alternate
    Member of the Board of Directors, for Which Mr.
    Marcelo Marcolino Was Elected, Who Was Not
    Instated, to Serve Out the Remaining Period of the
    Term in Office, Or in Other Words, Until the Annual
    General Meeting That Votes on the Financial
    Statements for the Fiscal Year That Ends on
    December 31, 2013                                   Management   For           Voted - Against
    Please Note That This is A Revision Due to
    Modification in Resolution Number 1-. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy Form-unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                 Non-Voting
Meeting Date: 06-Mar-13  Meeting Type: ExtraOrdinary General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                             Non-Voting                 Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                      Non-Voting                 Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or


1025




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Against of the Default Company's Candidate. Thank
    You.                                               Non-Voting                Non-Voting
1   Sole, to Vote Regarding the Election of A Full
    Member of the Board of Directors, As A Result of
    the Resignation of Mr. Andre Fernandes Berenguer,
    to Serve Out the Remaining Term in Office, Or in
    Other Words, Until the Annual General Meeting That
    Votes Regarding the Financial Statements in
    Reference to the 2013 Fiscal Year                  Management  For           Voted - Against
Meeting Date: 26-Apr-13 Meeting Type: Annual General Meeting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power Of-attorney (poa) is
    Required in Order to Lodge and Execute Your
    Voting-instructions in This Market. Absence of A
    Poa, May Cause Your Instructions To-be Rejected. If
    You Have Any Questions, Please Contact Your Client
    Service- Representative                            Non-Voting                Non-Voting
    Please Note That Votes 'in Favor' and 'against' in
    the Same Agenda Item Are- Not Allowed. Only Votes
    in Favor And/or Abstain Or Against And/ Or
    Abstain-are Allowed. Thank You                     Non-Voting                Non-Voting
    Please Note That Shareholders Submitting A Vote to
    Elect A Member Must-include the Name of the
    Candidate to be Elected. If Instructions to Vote
    On-this Item is Received Without A Candidate's
    Name, Your Vote Will be Processed-in Favor Or
    Against of the Default Company's Candidate. Thank
    You.                                               Non-Voting                Non-Voting
1   To Take Knowledge of the Directors Accounts, to
    Examine, Discuss and Approve the Company's
    Consolidated Financial Statements Related to Fiscal
    Year Ended on December, 31 2013                    Management  For           Voted - For
2   To Approve the Distribution of Net Profits from the
    2012 Fiscal Year                                   Management  For           Voted - For
3   To Set the Total Annual Directors Remuneration     Management  For           Voted - For
4   To Install the Fiscal Council and to Elect Their
    Respective Members                                 Management  For           Abstain
5   To Set the Total Annual Remuneration for the
    Members of the Fiscal Council                      Management  For           Voted - For
MAGYAR TELEKOM TELECOMMUNICATIONS PLC
CUSIP: X5187V109
Meeting Date: 12-Apr-13 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    168571 Due to Receipt of N-ames of Directors,
    Supervisors and Audit Committee Members. All Votes
    Received-on the Previous Meeting Will be
    Disregarded and You Will Need to Reinstruct O-n
    This Meeting Notice. Thank You.                    Non-Voting                Non-Voting
    Important Market Processing Requirement: A
    Beneficial Owner Signed Power of At-torney (poa) is
    Required in Order to Lodge and Execute Your Voting


1026




    GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Instruction-s in This Market. Absence of A Poa, May
    Cause Your Instructions to be Rejected-. If You
    Have Any Questions, Please Contact Your Client
    Service Representative                              Non-Voting                Non-Voting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need to
    Provi-de the Breakdown of Each Beneficial Owner
    Name, Address and Share Position To-your Client
    Service Representative. This Information is
    Required in Order For- Your Vote to be Lodged       Non-Voting                Non-Voting
    Please Note in the Event the Meeting Does Not Reach
    Quorum, There Will be A Se-cond Call on 23 Apr
    2013. Consequently, Your Voting Instructions Will
    Remain V-alid for All Calls Unless the Agenda is
    Amended. Thank You.                                 Non-Voting                Non-Voting
1   Report of the Board of Directors on the Management
    of Magyar Telekom PLC., on the Business Operation,
    on the Business Policy and on the Financial
    Situation of the Company and Magyar Telekom Group
    in 2012                                             Management  For           Voted - For
2   Decision on the Approval of the 2012 Consolidated
    Annual Financial Statements of the Company
    Prescribed by the Accounting Act According to the
    Requirements of the International Financial
    Reporting Standards (ifrs), Presentation of the
    Relevant Report of the Supervisory Board, the Audit
    Committee and the Auditor                           Management  For           Voted - For
3   Decision on the Approval of the 2012 Annual Stand
    Alone Financial Statements of the Company Prepared
    in Accordance with the Requirements of the
    Accounting Act (har), Presentation of the Relevant
    Report of the Supervisory Board, the Audit
    Committee and the Auditor                           Management  For           Voted - For
4   Proposal of the Board of Directors for the Use of
    the Profit After Tax Earned in 2012, Presentation
    of the Relevant Report of the Supervisory Board,
    the Audit Committee and the Auditor, Decision on
    the Use of the Profit After Tax Earned in 2012, on
    the Payment of Dividends                            Management  For           Voted - For
5   The Proposal for Authorization of the Management
    for Buying Magyar Telekom Common Shares             Management  For           Voted - For
6   Decision on the Approval of the Corporate
    Governance and Management Report                    Management  For           Voted - For
7   Decision on Granting Relief from Liability to the
    Members of the Board of Directors                   Management  For           Voted - For
8.1 Election of Member of the Board of Directors: Dr.
    Ferri Abolhassan                                    Management  For           Voted - For
8.2 Election of Member of the Board of Directors: Mrs.
    Kerstin Gunter                                      Management  For           Voted - For
8.3 Election of Member of the Board of Directors: Mr.
    Thilo Kusch                                         Management  For           Voted - For
8.4 Election of Member of the Board of Directors: Mr.
    Christopher Mattheisen                              Management  For           Voted - For


1027




     GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
8.5  Election of Member of the Board of Directors: Mr.
     Gyorgy Mosonyi                                    Management  For           Voted - For
8.6  Election of Member of the Board of Directors: Mr.
     Gunter Mossal                                     Management  For           Voted - For
8.7  Election of Member of the Board of Directors: Mr.
     Frank Odzuck                                      Management  For           Voted - For
8.8  Election of Member of the Board of Directors: Dr.
     Mihaly Patai                                      Management  For           Voted - For
8.9  Election of Member of the Board of Directors: Dr.
     Ralph Rentschler                                  Management  For           Voted - For
8.1  Election of Member of the Board of Directors: Ms.
     Branka Skaramuca                                  Management  For           Voted - For
9.1  Election of Member of the Supervisory Board: Dr.
     Janos Bito                                        Management  For           Voted - For
9.2  Election of Member of the Supervisory Board: Mr.
     Attila Bujdoso                                    Management  For           Voted - For
9.3  Election of Member of the Supervisory Board: Dr.
     Janos Illessy                                     Management  For           Voted - For
9.4  Election of Member of the Supervisory Board: Dr.
     Sandor Kerekes                                    Management  For           Voted - For
9.5  Election of Member of the Supervisory Board: Mr.
     Konrad Kreuzer                                    Management  For           Voted - For
9.6  Election of Member of the Supervisory Board: Mr.
     Tamas Lichnovszky                                 Management  For           Voted - For
9.7  Election of Member of the Supervisory Board: Mr.
     Martin Meffert                                    Management  For           Voted - For
9.8  Election of Member of the Supervisory Board: Ms.
     Eva Iz                                            Management  For           Voted - For
9.9  Election of Member of the Supervisory Board: Dr.
     Laszlo Pap                                        Management  For           Voted - For
9.1  Election of Member of the Supervisory Board: Dr.
     Karoly Salamon                                    Management  For           Voted - For
9.11 Election of Member of the Supervisory Board: Mrs.
     Zsoltne Varga                                     Management  For           Voted - For
9.12 Election of Member of the Supervisory Board: Dr.
     Konrad Wetzker                                    Management  For           Voted - For
10.1 Election of Member of the Audit Committee: Dr.
     Janos Bito                                        Management  For           Voted - For
10.2 Election of Member of the Audit Committee: Dr.
     Janos Illessy                                     Management  For           Voted - For
10.3 Election of Member of the Audit Committee: Dr.
     Sandor Kerekes                                    Management  For           Voted - For
10.4 Election of Member of the Audit Committee: Dr.
     Laszlo Pap                                        Management  For           Voted - For
10.5 Election of Member of the Audit Committee: Dr.
     Karoly Salamon                                    Management  For           Voted - For
11   Election and Determination of the Remuneration of
     the Company's Auditor. Election of the Auditor
     Personally Responsible for the Audit and the
     Appointed Deputy Auditor, Determination of the
     Contents of the Material Elements of the Contract
     to be Concluded with the Auditor                  Management  For           Voted - For


1028




                         GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MAN GROUP PLC, LONDON
CUSIP: G5790V172
Meeting Date: 03-May-13  Meeting Type: Annual General Meeting
1   Receive the Reports and Financial Statements        Management  For           Voted - For
2   Approve the Remuneration Report                     Management  For           Voted - For
3   To Declare A Final Dividend of 8.26 Pence Per
    Ordinary Share for the Year Ended 31 December 2012  Management  For           Voted - For
4   Re-appoint Jon Aisbitt As A Director                Management  For           Voted - For
5   Re-appoint Phillip Colebatch As A Director          Management  For           Voted - For
6   Re-appoint Frederic Jolly As A Director             Management  For           Voted - For
7   Re-appoint Matthew Lester As A Director             Management  For           Voted - For
8   Re-appoint Patrick O'sullivan As A Director         Management  For           Voted - For
9   Re-appoint Emmanuel Roman As A Director             Management  For           Voted - For
10  Re-appoint Nina Shapiro As A Director               Management  For           Voted - For
11  Re-appoint Jonathan Sorrell As A Director           Management  For           Voted - For
12  To Reappoint PricewaterhouseCoopers LLP As Auditors
    of the Company to Hold Office from the Conclusion
    of the 2013 Annual General Meeting Until the
    Conclusion of the Next General Meeting at Which
    Accounts are Laid Before the Company                Management  For           Voted - For
13  Determine the Remuneration of the Auditors          Management  For           Voted - For
14  Authorise the Directors to Allot Shares             Management  For           Voted - For
15  Authorise the Directors to Allot Shares for Cash
    Other Than on A Pro-rata Basis to Existing
    Shareholders                                        Management  For           Voted - For
16  Authorise the Company to Purchase Its Own Shares    Management  For           Voted - For
17  Authorise the Directors to Call General Meetings on
    14 Clear Days Notice                                Management  For           Voted - Against
    Please Note That This is A Revision Due to Receipt
    of Auditor Name. If You Hav-e Already Sent in Your
    Votes, Please Do Not Return This Proxy Form Unless
    You-decide to Amend Your Original Instructions.
    Thank You.                                          Non-Voting                Non-Voting
MAPLETREE LOGISTICS TRUST
CUSIP: Y5759Q107
Meeting Date: 17-Jul-12  Meeting Type: Annual General Meeting
1   To Receive and Adopt the Trustee's Report, the
    Manager's Statement, the Audited Financial
    Statements of Mlt for the Fifteen-month Financial
    Period from 1 January 2011 to 31 March 2012 and the
    Auditors' Report Thereon                            Management  For           Voted - For
2   To Re-appoint PricewaterhouseCoopers LLP As
    Auditors and Authorise the Manager to Fix the
    Auditors' Remuneration                              Management  For           Voted - For
3   To Authorise the Manager to Issue Units and to Make
    Or Grant Convertible Instruments                    Management  For           Voted - For
4   To Transact Any Other Business As May be Transacted
    at an Annual General Meeting                        Management  For           Voted - Against
                                                        1029





                         GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
MEDICAL PROPERTIES TRUST, INC.
CUSIP: 58463J304 TICKER: MPW
Meeting Date: 23-May-13  Meeting Type: Annual
1   Director                                             Management
1   Edward K. Aldag, Jr.                                 Management  For           Voted - For
2   G. Steven Dawson                                     Management  For           Voted - For
3   R. Steven Hamner                                     Management  For           Voted - For
4   Robert E. Holmes, Ph.D.                              Management  For           Voted - For
5   Sherry A. Kellett                                    Management  For           Voted - For
6   William G. Mckenzie                                  Management  For           Voted - For
7   L. Glenn Orr, Jr.                                    Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As Independent Registered Public Accounting
    Firm for the Fiscal Year Ending December 31, 2013.   Management  For           Voted - For
3   Advisory Approval of the Company's Executive
    Compensation.                                        Management  For           Voted - For
4   Approval of the Company's 2013 Equity Incentive
    Plan.                                                Management  For           Voted - For
METCASH LTD, SYDNEY
CUSIP: Q6014C106
Meeting Date: 30-Aug-12  Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3, 4 and Votes Cast By-any Individual Or
    Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (3 and 4), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
2.a To Re-elect Mr Michael Butler As A Director          Management  For           Voted - For
2.b To Re-elect Mr Edwin Jankelowitz As A Director       Management  For           Voted - For
2.c To Elect Mr Ian Morrice As A Director                Management  For           Voted - For
3   To Adopt the Remuneration Report                     Management  For           Voted - For
4   To Increase the Non-executive Directors' Aggregate
    Fee Limit to Aud 1,600,000                           Management  For           Voted - For
5.a To Approve the Provision of Financial Assistance by
    Franklins Pty Limited And, If Required, by
    Interfrank Group Holdings Pty Limited Or Any Its
    Subsidiaries                                         Management  For           Voted - For
5.b To Approve the Provision of Financial Assistance by
    Mittenmet Ltd And, If Required, Any of Its
    Subsidiaries                                         Management  For           Voted - For


1030




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MYER HOLDINGS LTD, MELBOURNE VIC
CUSIP: Q64865100
Meeting Date: 07-Dec-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 4 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (4), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
3a  Election of Director-mr Paul Mcclintock Ao          Management  For           Voted - For
3b  Election of Director-mr Ian Morrice                 Management  For           Voted - For
3c  Re-election of Director-ms Anne Brennan             Management  For           Voted - For
3d  Re-election of Director-mr Peter Hay                Management  For           Voted - For
4   Remuneration Report                                 Management  For           Voted - For
NATIONAL AUSTRALIA BANK LTD
CUSIP: Q65336119
Meeting Date: 13-Dec-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3.a, 3.b and 4 And-votes Cast by Any
    Individual Or Related Party Who Benefit from the
    Passing Of-the Proposal/s Will be Disregarded by
    the Company. Hence, If You Have-obtained Benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or-vote "abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge-that You Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    Of-the Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (3.a, 3.b-and 4), You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect To-obtain Benefit by the Passing of
    the Relevant Proposal/s and You Comply With-the
    Voting Exclusion.                                   Non-Voting                Non-Voting
2.a Re-election of Director: Mr Michael Chaney          Management  For           Voted - For
2.b Re-election of Director: Mr Mark Joiner             Management  For           Voted - For
2.c Re-election of Director: Mr Paul Rizzo              Management  For           Voted - For
2.d Re-election of Director: Mr John Waller             Management  For           Voted - For
3.a Performance Rights - Group Chief Executive Officer
    and Executive Director Finance: Mr Cameron Clyne    Management  For           Voted - For
3.b Performance Rights - Group Chief Executive Officer
    and Executive Director Finance: Mr Mark Joiner      Management  For           Voted - For
4   Remuneration Report                                 Management  For           Voted - For


1031




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
NAVITAS LTD
CUSIP: Q6630H109
Meeting Date: 15-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 1 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (1), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - For
2   Re-election of Mr Ted Evans                         Management  For           Voted - For
3   Re-election of Mr James King                        Management  For           Voted - For
4   Re-election of Ms Tracey Horton                     Management  For           Voted - For
NEW YORK COMMUNITY BANCORP, INC.
CUSIP: 649445103 TICKER: NYCB
Meeting Date: 06-Jun-13 Meeting Type: Annual
1A. Election of Director: Michael J. Levine             Management  For           Voted - For
1B. Election of Director: John M. Tsimbinos             Management  For           Voted - For
1C. Election of Director: Ronald A. Rosenfeld           Management  For           Voted - For
1D. Election of Director: Lawrence J. Savarese          Management  For           Voted - For
2   The Ratification of the Appointment of KPMG LLP As
    the Independent Registered Public Accounting Firm
    of New York Community Bancorp, Inc. for the Fiscal
    Year Ending December 31, 2013.                      Management  For           Voted - For
NORTHSTAR REALTY FINANCE CORP.
CUSIP: 66704R100 TICKER: NRF
Meeting Date: 29-May-13 Meeting Type: Annual
1   Director                                            Management
1   C. Preston Butcher                                  Management  For           Voted - For
2   Stephen E. Cummings                                 Management  For           Voted - For
3   David T. Hamamoto                                   Management  For           Voted - For
4   Judith A. Hannaway                                  Management  For           Voted - For
5   Oscar Junquera                                      Management  For           Voted - For
6   Wesley D. Minami                                    Management  For           Voted - For
7   Louis J. Paglia                                     Management  For           Voted - For
8   Sridhar Sambamurthy                                 Management  For           Voted - For
2   Approval of the Northstar Realty Finance Corp.
    Second Amended and Restated 2004 Omnibus Stock
    Incentive Plan.                                     Management  For           Voted - For
                                                        1032





                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Adoption of A Resolution Approving, on A
    Non-binding, Advisory Basis, Named Executive
    Officer Compensation.                               Management  For           Voted - Against
4   Ratification of the Appointment of Grant Thornton
    LLP As the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
OMEGA HEALTHCARE INVESTORS, INC.
CUSIP: 681936100 TICKER: OHI
Meeting Date: 06-Jun-13    Meeting Type: Annual
1   Director                                            Management
1   Edward Lowenthal                                    Management  For           Voted - For
2   Stephen D. Plavin                                   Management  For           Voted - For
2   Ratification of Independent Auditors Ernst & Young
    LLP.                                                Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
4   Approval of 2013 Stock Incentive Plan.              Management  For           Voted - For
ORION CORPORATION
CUSIP: X6002Y112
Meeting Date: 19-Mar-13    Meeting Type: Ordinary General Meeting
    Market Rules Require Disclosure of Beneficial Owner
    Information for All Voted-accounts. If an Account
    Has Multiple Beneficial Owners, You Will Need
    To-provide the Breakdown of Each Beneficial Owner
    Name, Address and Share-position to Your Client
    Service Representative. This Information is
    Required-in Order for Your Vote to be Lodged        Non-Voting                Non-Voting
1   Opening of the Meeting                              Non-Voting                Non-Voting
2   Matters of Order for the Meeting                    Non-Voting                Non-Voting
3   Election of the Person to Confirm the Minutes and
    the Persons to Verify The-counting of Votes         Non-Voting                Non-Voting
4   Recording the Legal Convening of the Meeting and
    Quorum                                              Non-Voting                Non-Voting
5   Recording the Attendance at the Meeting and the
    List of Votes                                       Non-Voting                Non-Voting
6   Presentation of the Financial Statements 2012, the
    Report of the Board Of-directors and the Auditor's
    Report                                              Non-Voting                Non-Voting
7   Adoption of the Financial Statements                Management  For           Voted - For
8   Decision on the Use of the Profits Shown on the
    Balance Sheet and the Payment of the Dividend the
    Board Proposes That A Dividend of Eur 1.30 Per
    Share be Paid                                       Management  For           Voted - For
9   Decision on the Discharge of the Members of the
    Board of Directors and the President and Ceo from
    Liability                                           Management  For           Voted - For
10  Decision on the Remuneration of the Members of the
    Board of Directors                                  Management  For           Voted - For


1033




                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
11  Decision on the Number of Members of the Board of
    Directors in Accordance with the Recommendation by
    the Company's Nomination Committee, the Board of
    Directors Proposes That the Number of the Members
    of Board to be Six (6)                          Management  For           Voted - For
12  Election of the Members and the Chairman of the
    Board of Directors in Accordance with the
    Recommendation by the Nomination Committee, the
    Board of Directors Proposes That S. Jalkanen, E.
    Karvonen, T. Maasilta, H. Syrjanen, H. Westerlund
    and J. Ylppo be Re-elected and H. Syrjanen
    Re-elected As Chairman                          Management  For           Voted - For
13  Decision on the Remuneration of the Auditor     Management  For           Voted - For
14  Election of the Auditor in Accordance with the
    Recommendation by the Board's Audit Committee, the
    Board of Directors Proposes That
    PricewaterhouseCoopers Oy be Elected            Management  For           Voted - For
15  Authorising the Board of Directors to Decide to
    Acquire the Company's Own Shares                Management  For           Voted - For
16  Authorising the Board of Directors to Decide on A
    Share Issue                                     Management  For           Voted - For
17  Closing of the Meeting                          Non-Voting                Non-Voting
PARKLAND FUEL CORP, RED DEER AB
CUSIP: 70137T105
Meeting Date: 08-May-13    Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "1.1 to 1.7 and 2". Thank You.          Non-Voting                Non-Voting
1.1 Election As Director: John F. Bechtold          Management  For           Voted - For
1.2 Election As Director: Jim Dinning               Management  For           Voted - For
1.3 Election As Director: Robert Espey              Management  For           Voted - For
1.4 Election As Director: Alain Ferland             Management  For           Voted - For
1.5 Election As Director: Jim Pantelidis            Management  For           Voted - For
1.6 Election As Director: Ron Rogers                Management  For           Voted - For
1.7 Election As Director: David A. Spencer          Management  For           Voted - For
2   From Voting on the Ordinary Resolution Appointing
    PricewaterhouseCoopers LLP, Chartered Accountants,
    As Auditor of the Corporation for the Fiscal Year
    Ending December 31, 2013 at A Remuneration to be
    Determined by the Board of Directors of the
    Corporation                                     Management  For           Voted - For
3   Amending the By-laws of the Corporation to
    Incorporate Advance Notice Provisions Regarding the
    Election of the Board of Directors, Enhance Good
    Governance and Implement the Recommendations of the
    Leading Proxy Advising Firms                    Management  For           Voted - For
4   The Advisory Resolution Approving, on A Non-
    Binding and Advisory Basis, the Corporation's
    Approach to Executive Compensation, All As More
                                                    1034





                             GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Particularly Set Forth and Described in the
     Information Circular                                Management  For           Voted - For
5    On Any Other Matters That May Properly Come Before
     the Meeting in Such Manner As the Said Proxy May
     See Fit                                             Management  For           Voted - Against
PDL BIOPHARMA, INC.
CUSIP: 69329Y104 TICKER: PDLI
Meeting Date: 21-May-13      Meeting Type: Annual
1    Director                                            Management
1    Harold E. Selick, Ph.D.                             Management  For           Voted - For
2    To Ratify the Appointment of Ernst & Young LLP As
     the Independent Registered Public Accounting Firm
     of the Company for the Fiscal Year Ending December
     31, 2013.                                           Management  For           Voted - For
3    To Approve the Amendment to the Restated
     Certificate of Incorporation of the Company to
     Increase the Authorized Common Share Capital of the
     Company from 250,000,000 to 350,000,000 Shares.     Management  For           Voted - For
4    To Approve, on an Advisory Basis, the Compensation
     of the Company's Named Executive Officers As
     Disclosed in the Proxy Statement.                   Management  For           Voted - For
PENN WEST PETROLEUM LTD
CUSIP: 707887105
Meeting Date: 05-Jun-13      Meeting Type: MIX
     Please Note That Shareholders are Allowed to Vote
     'in Favor' Or 'against'-only for Resolutions "3, 4,
     5 and 6" and 'in Favor' Or 'abstain' Only
     For-resolution Numbers "1 and 2.1 to 2.11". Thank
     You.                                                Non-Voting                Non-Voting
1    The Appointment of KPMG LLP, Chartered Accountants,
     As Auditor of Penn West for the Ensuing Year        Management  For           Voted - For
2.1  Election of Director: James E. Allard               Management  For           Voted - For
2.2  Election of Director: George H. Brookman            Management  For           Voted - For
2.3  Election of Director: Gillian H. Denham             Management  For           Voted - For
2.4  Election of Director: Richard L. George             Management  For           Voted - For
2.5  Election of Director: Daryl H. Gilbert              Management  For           Voted - For
2.6  Election of Director: Allan P. Markin               Management  For           Voted - For
2.7  Election of Director: Murray R. Nunns               Management  For           Voted - For
2.8  Election of Director: Frank Potter                  Management  For           Voted - For
2.9  Election of Director: Jack Schanck                  Management  For           Voted - For
2.1  Election of Director: James C. Smith                Management  For           Voted - For
2.11 Election of Director: Jay W. Thornton               Management  For           Voted - For
3    Advisory Vote Approving Penn West's Approach to
     Executive Compensation                              Management  For           Voted - For
4    The Approval of All Unallocated Options to Acquire
     Common Shares Under the Stock Option Plan of Penn
     West Until June 5, 2016                             Management  For           Voted - For
                                                         1035





                          GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   The Approval of an Amendment to the Amending
    Provisions of the Stock Option Plan of Penn West    Management  For           Voted - For
6   The Approval of By-law No. 2 of Penn West Relating
    to the Advance Notice of Nominations of Directors   Management  For           Voted - For
PERPETUAL LTD, SYDNEY NSW
CUSIP: Q9239H108
Meeting Date: 01-Nov-12   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 3, 5 and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (3, 5 and 6),- You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Re-appointment of Ms Elizabeth Proust               Management  For           Voted - For
2   Appointment of Mr Craig Ueland                      Management  For           Voted - For
3   Approval of Lti Grants of Performance Rights to
    Managing Director & Ceo                             Management  For           Voted - For
4   Approval of Proportional Takeover Provisions        Management  For           Voted - For
5   Adoption of Remuneration Report                     Management  For           Voted - For
6   Please Note the Management Recommends to Vote
    Against This Proposal: That: (a) an Extraordinary
    General Meeting of the Company (the 'spill
    Meeting') be Held Within 90 Days of the Passing of
    This Resolution; (b) All of the Non-executive
    Directors in Office When the Board Resolution to
    Make the Directors' Report for the Financial Year
    Ended 30 June 2012 Was Passed (being Peter Scott,
    Paul Brasher, Philip Bullock, Paul Mcclintock,
    Elizabeth Proust and Philip Twyman) and Who Remain
    in Office at the Time of the Spill Meeting, Cease
    to Hold Office Immediately Before the End of the
    Spill Meeting; and (c) Resolutions to Appoint
    Persons to Offices That Will be Vacated Immediately
    Before the End of the Spill Meeting be Put to the
    Vote of Shareholders at the Spill Meeting           Shareholder Against       Voted - Against
PETROBAKKEN ENERGY LTD
CUSIP: 71647L103
Meeting Date: 22-May-13   Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3 and
                                                        1036





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "1.1 to 1.8 and 2". Thank You.              Non-Voting                Non-Voting
1.1 Election of Director: Ian S. Brown                  Management  For           Voted - For
1.2 Election of Director: E. Craig Lothian              Management  For           Voted - For
1.3 Election of Director: Corey C. Ruttan               Management  For           Voted - For
1.4 Election of Director: W. Brett Wilson               Management  For           Voted - Against
1.5 Election of Director: Martin Hislop                 Management  For           Voted - For
1.6 Election of Director: Kenneth R. Mckinnon           Management  For           Voted - For
1.7 Election of Director: Dan Themig                    Management  For           Voted - For
1.8 Election of Director: John D. Wright                Management  For           Voted - For
2   To Appoint Deloitte & Touche LLP, Chartered
    Accountants, As Auditors of the Corporation for the
    Ensuing Year and Authorizing the Directors to Fix
    Their Remuneration                                  Management  For           Voted - For
3   To Consider And, If Thought Fit, Pass an Ordinary
    Resolution of the Shareholders Approving Amendments
    to By-law No. 1 of the Corporation                  Management  For           Voted - Against
4   To Consider And, If Thought Fit, Pass A Special
    Resolution of the Shareholders Approving the
    Amendment to the Corporation's Articles by Changing
    the Name from "petrobakken Energy Ltd." to
    "lightstream Resources Ltd                          Management  For           Voted - For
PITNEY BOWES INC.
CUSIP: 724479100 TICKER: PBI
Meeting Date: 13-May-13 Meeting Type: Annual
1A. Election of Director: Linda G. Alvarado             Management  For           Voted - For
1B. Election of Director: Anne M. Busquet               Management  For           Voted - For
1C. Election of Director: Roger Fradin                  Management  For           Voted - For
1D. Election of Director: Anne Sutherland Fuchs         Management  For           Voted - For
1E. Election of Director: S. Douglas Hutcheson          Management  For           Voted - For
1F. Election of Director: Marc B. Lautenbach            Management  For           Voted - For
1G. Election of Director: Eduardo R. Menasce            Management  For           Voted - For
1H. Election of Director: Michael I. Roth               Management  For           Voted - For
1I. Election of Director: David L. Shedlarz             Management  For           Voted - For
1J. Election of Director: David B. Snow, Jr.            Management  For           Voted - For
2   Ratification of the Audit Committee's Appointment
    of the Independent Accountants for 2013.            Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
4   Approval of the 2013 Stock Plan.                    Management  For           Voted - For
PROSPECT CAPITAL CORPORATION
CUSIP: 74348T102 TICKER: PSEC
Meeting Date: 07-Dec-12 Meeting Type: Annual
1   Director                                            Management
1   Andrew C. Cooper                                    Management  For           Voted - For
2   M. Grier Eliasek                                    Management  For           Voted - For
2   To Ratify the Selection of Bdo Usa, LLP to Serve As
    the Company's Independent Registered Public
                                                        1037





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Accounting Firm for the Fiscal Year Ending June 30,
    2013.                                               Management  For           Voted - For
3   To Authorize the Company, with Approval of Its
    Board of Directors, to Sell Shares of Its Common
    Stock (during the Next 12 Months) at A Price Or
    Prices Below the Company's Then Current Net Asset
    Value Per Share in One Or More Offerings Subject to
    Certain Conditions As Set Forth in the Accompanying
    Proxy Statement, All As More Fully Described in the
    Proxy Statement.                                    Management  For           Voted - For
PROVIDENT FINANCIAL PLC, BRADFORD
CUSIP: G72783171
Meeting Date: 09-May-13 Meeting Type: Annual General Meeting
1   To Receive the Directors' and Auditor's Reports and
    the Financial Statements                            Management  For           Voted - For
2   To Approve the Directors' Remuneration Report       Management  For           Voted - For
3   To Declare A Final Dividend                         Management  For           Voted - For
4   To Appoint Stuart Sinclair As A Director            Management  For           Voted - For
5   To Reappoint John Van Kuffeler As A Director        Management  For           Voted - For
6   To Reappoint Robert Anderson As A Director          Management  For           Voted - For
7   To Reappoint Peter Crook As A Director              Management  For           Voted - For
8   To Reappoint Andrew Fisher As A Director            Management  For           Voted - For
9   To Reappoint Christopher Gillespie As A Director    Management  For           Voted - For
10  To Reappoint Manjit Wolstenholme As A Director      Management  For           Voted - For
11  To Appoint Deloitte LLP As the Auditor              Management  For           Voted - For
12  To Authorise the Directors to Determine the
    Remuneration of the Auditor                         Management  For           Voted - For
13  To Grant the Company Authority to Make Political
    Donations                                           Management  For           Voted - For
14  To Authorise the Directors to Allot Shares          Management  For           Voted - For
15  To Approve the Rules of the 2013 Psp                Management  For           Voted - For
16  To Approve the Rules of the 2013 Saye               Management  For           Voted - For
17  To Approve the Rules of the 2013 Sip                Management  For           Voted - For
18  To Authorise the Company to Purchase Its Own Shares Management  For           Voted - For
19  To Disapply Pre-emption Rights                      Management  For           Voted - For
20  To Authorise the Convening of A General Meeting on
    Not Less Than 14 Days' Notice                       Management  For           Voted - Against
R.R. DONNELLEY & SONS COMPANY
CUSIP: 257867101 TICKER: RRD
Meeting Date: 23-May-13 Meeting Type: Annual
1A. Election of Director: Thomas J. Quinlan III         Management  For           Voted - For
1B. Election of Director: Stephen M. Wolf               Management  For           Voted - For
1C. Election of Director: Susan M. Cameron              Management  For           Voted - For
1D. Election of Director: Lee A. Chaden                 Management  For           Voted - For
1E. Election of Director: Richard L. Crandall           Management  For           Voted - For
1F. Election of Director: Judith H. Hamilton            Management  For           Voted - For
1G. Election of Director: Richard K. Palmer             Management  For           Voted - For


1038




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
1H. Election of Director: John C. Pope                   Management  For           Voted - For
1I. Election of Director: Michael T. Riordan             Management  For           Voted - For
1J. Election of Director: Oliver R. Sockwell             Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.     Management  For           Voted - For
3   Ratification of Independent Registered Public
    Accounting Firm.                                     Management  For           Voted - For
RESOLUTION LIMITED, ST. PETER PORT
CUSIP: G7521S122
Meeting Date: 20-Mar-13 Meeting Type: Ordinary General Meeting
1   That the Articles of Incorporation Produced to the
    Meeting, and Initialled by the Chairman of the
    Meeting for the Purpose of Identification, be
    Adopted As the New Articles of Incorporation in
    Substitution For, and to the Exclusion Of, the
    Existing Articles of Incorporation                   Management  For           Voted - For
Meeting Date: 16-May-13 Meeting Type: Annual General Meeting
1   To Receive the Directors' Report and Accounts for
    the Financial Year Ended 31 December 2012 Together
    with the Report of the Auditors of the Company       Management  For           Voted - For
2   To Approve the Directors' Remuneration Report for
    the Financial Year Ended 31 December 2012            Management  For           Voted - Against
3   To Re-appoint Ernst & Young LLP As Auditors of the
    Company Until the Conclusion of the Next Annual
    General Meeting of the Company                       Management  For           Voted - For
4   To Authorise the Board to Determine the
    Remuneration of the Auditors of the Company for 2013 Management  For           Voted - For
5   To Elect David Allvey As A Director of the Company   Management  For           Voted - For
6   To Elect Andy Briggs As A Director of the Company    Management  For           Voted - For
7   To Re-elect Mel Carvill As A Director of the Company Management  For           Voted - For
8   To Elect Clive Cowdery As A Director of the Company  Management  For           Voted - For
9   To Elect Peter Gibbs As A Director of the Company    Management  For           Voted - For
10  To Re-elect Phil Hodkinson As A Director of the
    Company                                              Management  For           Voted - For
11  To Elect Nick Lyons As A Director of the Company     Management  For           Voted - For
12  To Elect Robin Phipps As A Director of the Company   Management  For           Voted - For
13  To Elect Belinda Richards As A Director of the
    Company                                              Management  For           Voted - For
14  To Elect Karl Sternberg As A Director of the Company Management  For           Voted - For
15  To Elect John Tiner As A Director of the Company     Management  For           Voted - For
16  To Elect Tim Tookey As A Director of the Company     Management  For           Voted - For
17  To Re-elect Tim Wade As A Director of the Company    Management  For           Voted - For
18  To Elect Sir Malcolm Williamson As A Director of
    the Company                                          Management  For           Voted - For
19  To Declare A Final Dividend of 14.09p Per Share on
    the Ordinary Shares of the Company                   Management  For           Voted - For
20  To Authorise the Board to Issue Ordinary Shares in
    Accordance with Article 4.12 of the Articles of
    Incorporation of the Company                         Management  For           Voted - For


1039




                            GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
21  To Amend the Friends Life Group PLC Deferred Share
    Award Plan 2010 (the 'dsap')                       Management  For           Voted - For
22  To Authorise the Remuneration Committee of the
    Board to Establish International Share Plans Based
    on the Dsap                                        Management  For           Voted - For
23  To Amend the Friends Life Group PLC Long Term
    Incentive Plan ("ltip")                            Management  For           Voted - For
24  To Approve the Resolution Limited Sharesave Plan
    2013 (the "sharesave Plan")                        Management  For           Voted - For
25  To Authorise the Remuneration Committee of the
    Board to Establish International Share Plans Based
    on the Sharesave Plan                              Management  For           Voted - For
26  To Authorise the Board to Dis-apply Pre-emption
    Rights in Accordance with Article 4.12 of the
    Articles of Incorporation of the Company           Management  For           Voted - For
27  To Authorise the Board to Make Market Acquisitions
    of Ordinary Shares                                 Management  For           Voted - For
28  To Approve Amendments to the Articles of
    Incorporation of the Company                       Management  For           Voted - For
SABRA HEALTH CARE REIT, INC.
CUSIP: 78573L106 TICKER: SBRA
Meeting Date: 19-Jun-13     Meeting Type: Annual
1A. Election of Director: Craig A. Barbarosh           Management  For           Voted - For
1B. Election of Director: Robert A. Ettl               Management  For           Voted - For
1C. Election of Director: Michael J. Foster            Management  For           Voted - For
1D. Election of Director: Richard K. Matros            Management  For           Voted - For
1E. Election of Director: Milton J. Walters            Management  For           Voted - For
2   Approval of Amendments to the Sabra Health Care
    Reit, Inc. 2009 Performance Incentive Plan         Management  For           Voted - For
3   Ratification of the Appointment of
    PricewaterhouseCoopers LLP As Sabra's Independent
    Registered Public Accounting Firm for the Fiscal
    Year Ending December 31, 2013                      Management  For           Voted - For
4   Approval, on an Advisory Basis, of Executive
    Officer Compensation                               Management  For           Voted - For
SEADRILL LIMITED, HAMILTON
CUSIP: G7945E105
Meeting Date: 21-Sep-12     Meeting Type: Annual General Meeting
1   To Re-elect John Fredriksen As A Director of the
    Company                                            Management  For           Voted - For
2   To Re-elect Tor Olav Troim As A Director of the
    Company                                            Management  For           Voted - For
3   To Re-elect Kate Blankenship As A Director of the
    Company                                            Management  For           Voted - For
4   To Re-elect Carl Erik Steen As A Director of the
    Company                                            Management  For           Voted - For
5   To Re-elect Kathrine Fredriksen As A Director of
    the Company                                        Management  For           Voted - For


1040




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   To Re- Appoint PricewaterhouseCoopers As As Auditor
    and to Authorize the Directors to Determine Their
    Remuneration                                         Management  For           Voted - For
7   To Approve the Remuneration of the Company's Board
    of Directors of A Total Amount of Fees Not to
    Exceed Usd800,000 for the Year Ended December
    31,2012                                              Management  For           Voted - Against
SEVEN WEST MEDIA LTD
CUSIP: Q9594W195
Meeting Date: 13-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 7 and 8 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (7 and 8), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
2   To Elect Dr Michelle Deaker                          Management  For           Voted - For
3   To Elect Mr David Evans                              Management  For           Voted - For
4   To Elect Mr Ryan Stokes                              Management  For           Voted - For
5   To Re-elect Mr Doug Flynn                            Management  For           Voted - For
6   To Re-elect Mr Kerry Stokes Ac                       Management  For           Voted - For
7   Increase in Non-executive Director Aggregate Fee
    Pool                                                 Management  For           Voted - For
8   Remuneration Report                                  Management  For           Voted - For
SHIP FINANCE INTERNATIONAL LIMITED
CUSIP: G81075106 TICKER: SFL
Meeting Date: 21-Sep-12 Meeting Type: Annual
1   To Re-elect Hans Petter Aas As A Director of the
    Company.                                             Management  For           Voted - For
2   To Re-elect Paul Leand Jr. As A Director of the
    Company.                                             Management  For           Voted - For
3   To Re-elect Kate Blankenship As A Director of the
    Company.                                             Management  For           Voted - For
4   To Re-elect Cecilie Fredriksen As A Director of the
    Company.                                             Management  For           Voted - For
5   To Re-elect Harald Thorstein As A Director of the
    Company.                                             Management  For           Voted - For
6   Proposal to Re-appoint Moore Stephens, P.c. As
    Auditors and to Authorise the Directors to
    Determine Their Remuneration.                        Management  For           Voted - For


1041




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   Proposal to Approve the Remuneration of the
    Company's Board of Directors of A Total Amount of
    Fees Not to Exceed Us$550,000 for the Year Ended
    December 31, 2012.                                  Management  For           Voted - For
SOUTHERN CROSS MEDIA GROUP LTD, SYDNEY NSW
CUSIP: Q8571C107
Meeting Date: 24-Oct-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 1 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (1), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
1   Adoption of the Remuneration Report                 Management  For           Voted - For
2   Re-election of Max Moore-wilton As A Director       Management  For           Voted - For
3   Re-election of Leon Pasternak As A Director         Management  For           Voted - For
4   Re-election of Michael Carapiet As A Director       Management  For           Voted - For
SPARK INFRASTRUCTURE GROUP
CUSIP: Q8604W120
Meeting Date: 16-May-13 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 1 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (1), You Acknowledge That-you Have Not
    Obtained Benefit Neither Expect to Obtain Benefit
    by the Passing-of the Relevant Proposal/s and You
    Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
1   That Spark Infrastructure's Remuneration Report for
    the Financial Period Ended 31 December 2012 be
    Adopted                                             Management  For           Voted - For
2   That Ms Cheryl Bart Ao, Who Retires by Rotation, be
    Re-elected As A Director of Each of Spark
    Infrastructure Re Limited, Spark Infrastructure
    Holdings No. 1 Pty Limited, Spark Infrastructure
    Holdings No. 2 Pty Limited, Spark Infrastructure


1042




                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Holdings No. 3 Pty Limited and Spark Infrastructure
    Holdings No. 4 Pty Limited Pursuant to the
    Governance Deed                                      Management  For           Voted - For
3   That Mr Brian Scullin, Who Retires by Rotation, be
    Re-elected As A Director of Each of Spark
    Infrastructure Re Limited, Spark Infrastructure
    Holdings No. 1 Pty Limited, Spark Infrastructure
    Holdings No. 2 Pty Limited, Spark Infrastructure
    Holdings No. 3 Pty Limited and Spark Infrastructure
    Holdings No. 4 Pty Limited Pursuant to the
    Governance Deed                                      Management  For           Voted - For
STANDARD LIFE PLC, EDINBURGH
CUSIP: G84278103
Meeting Date: 14-May-13    Meeting Type: Annual General Meeting
1   To Receive and Consider the Annual Report and
    Accounts for 2012                                    Management  For           Voted - For
2   To Approve the Directors' Remuneration Report        Management  For           Voted - For
3   To Declare A Final Dividend for 2012                 Management  For           Voted - For
4   To Declare A Special Dividend                        Management  For           Voted - For
5   To Re-appoint PricewaterhouseCoopers LLP As Auditors Management  For           Voted - For
6   To Authorise the Directors to Set the Auditors' Fees Management  For           Voted - For
7.A To Re-elect Gerry Grimstone                          Management  For           Voted - For
7.B To Re-elect Colin Buchan                             Management  For           Voted - For
7.C To Re-elect Pierre Danon                             Management  For           Voted - For
7.D To Re-elect Crawford Gillies                         Management  For           Voted - For
7.E To Re-elect David Grigson                            Management  For           Voted - For
7.F To Re-elect Jacqueline Hunt                          Management  For           Voted - For
7.G To Re-elect David Nish                               Management  For           Voted - For
7.H To Re-elect John Paynter                             Management  For           Voted - For
7.I To Re-elect Lynne Peacock                            Management  For           Voted - For
7.J To Re-elect Keith Skeoch                             Management  For           Voted - For
8   To Elect Noel Harwerth                               Management  For           Voted - For
9   To Authorise the Directors to Issue Further Shares   Management  For           Voted - For
10  To Disapply Share Pre-emption Rights                 Management  For           Voted - For
11  To Give Authority for the Company to Buy Back Shares Management  For           Voted - For
12  To Provide Limited Authority to Make Political
    Donations and to Incur Political Expenditure         Management  For           Voted - For
13  To Allow the Company to Call General Meetings on 14
    Days' Notice                                         Management  For           Voted - Against
STARHUB LTD, SINGAPORE
CUSIP: Y8152F132
Meeting Date: 15-Apr-13    Meeting Type: Annual General Meeting
1   To Receive and Adopt the Directors' Report and the
    Audited Accounts for the Financial Year Ended 31
    December 2012 and the Auditors' Report Therein       Management  For           Voted - For
2   To Re-elect the Following Director, Each of Whom
    Will Retire by Rotation Pursuant to Article 93


1043




                            GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of the Company's Articles of Association and Who,
    Being Eligible, Will Offer Himself for Re-election:
    Mr Teo Ek Tor           (independent Member of
    Audit Committee)                                    Management  For           Voted - For
3   To Re-elect the Following Director, Each of Whom
    Will Retire by Rotation Pursuant to Article 93
    of the Company's Articles of Association and Who,
    Being Eligible, Will Offer Himself for Re-election:
    Mr Liu Chee Ming                                    Management  For           Voted - For
4   To Re-elect the Following Director, Each of Whom
    Will Retire by Rotation Pursuant to Article 93
    of the Company's Articles of Association and Who,
    Being Eligible, Will Offer Himself for Re-election:
    Mr Nihal Vijaya Devadas Kaviratne (independent
    Member of Audit Committee)                          Management  For           Voted - For
5   To Re-elect the Following Director, Each of Whom
    Will Retire by Rotation Pursuant to Article 93
    of the Company's Articles of Association and Who,
    Being Eligible, Will Offer Himself for Re-election:
    Mr Lim Ming Seong (member of the Audit Committee)   Management  For           Voted - Against
6   To Re-elect the Following Director, Each of Whom
    Will Retire Pursuant to Article 99 of the
    Company's Articles of Association and Who, Being
    Eligible, Will Offer Himself for Re-election: Mr
    Takeshi Kazami                                      Management  For           Voted - Against
7   To Re-elect the Following Director, Each of Whom
    Will Retire Pursuant to Article 99 of the
    Company's Articles of Association and Who, Being
    Eligible, Will Offer Himself for Re-election: Mr
    Sio Tat Hiang                                       Management  For           Voted - Against
8   To Re-elect the Following Director, Each of Whom
    Will Retire Pursuant to Article 99 of the
    Company's Articles of Association and Who, Being
    Eligible, Will Offer Himself for Re-election: Mr
    Tan Tong Hai                                        Management  For           Voted - Against
9   To Approve the Sum of Sgd 1,696,420 As Directors'
    Remuneration for the Financial Year Ended 31
    December 2012 Comprising: (a) Sgd 1,237,684 to be
    Paid in Cash (2011: Sgd 1,165,850); and (b) Sgd
    458,736 to be Paid in the Form of Restricted Share
    Awards Pursuant to the Starhub Restricted Stock
    Plan (2011: Sgd 426,450)                            Management  For           Voted - For
10  To Declare A Final Dividend of Five Cents Per
    Ordinary Share for the Financial Year Ended 31
    December 2012                                       Management  For           Voted - For
11  To Re-appoint KPMG LLP As Auditors of the Company
    and Authorise the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
12  That Authority be and is Hereby Given to the
    Directors To: (a) (i) Issue Shares in the Capital
    of the Company ("shares") Whether by Way of Rights,
    Bonus Or Otherwise; And/or (ii) Make Or Grant
    Offers, Agreements Or Options (collectively,
    "instruments") That Might Or Would Require Shares
    to be Issued, Including But Not Limited to the


1044




GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                            PROPOSED BY MGT. POSITION REGISTRANT VOTED
Creation and Issue of (as Well As Adjustments To)
Warrants, Debentures Or Other Instruments
Convertible Into Shares, at Any Time and Upon Such
Terms and Conditions and for Such Purposes and to
Such Persons As the Directors May in Their Absolute
Discretion Deem Fit; and (b) (notwithstanding the
Authority Conferred by This Resolution May Have
Ceased to be in Force) Issue Shares in Pursuance of
Any Instrument Made Or Granted by the Directors
While This Resolution Was in Force, Provided That:
(1) Contd                                           Management  For           Voted - For
Contd the Aggregate Number of Shares to be Issued
Pursuant to This Resolution-(including Shares to be
Issued in Pursuance of Instruments Made Or
Granted-pursuant to This Resolution) Does Not
Exceed 50% of the Total Number Of- Issued Shares
(excluding Treasury Shares) in the Capital of the
Company (as-calculated in Accordance with
Subparagraph (2) Below), of Which the
Aggregate-number of Shares to be Issued Other Than
on A Pro Rata Basis to Shareholders-of the Company
(including Shares to be Issued in Pursuance of
Instruments-made Or Granted Pursuant to This
Resolution) Does Not Exceed 15% of the Total-number
of Issued Shares (excluding Treasury Shares) in the
Capital of The- Company (as Calculated in
Accordance with Subparagraph (2) Below);
(2)-(subject to Such Manner of Calculation As May
be Prescribed by the Singapore-contd                Non-Voting                Non-Voting
Contd Exchange Securities Trading Limited
("sgx-st")) for the Purpose Of-determining the
Aggregate Number of Shares That May be Issued
Under-subparagraph (1) Above, the Total Number of
Issued Shares (excluding Treasury-shares) Shall be
Based on the Total Number of Issued Shares
(excluding-treasury Shares) in the Capital of the
Company, at the Time This Resolution-is Passed,
After Adjusting For: (i) New Shares Arising from
the Conversion Or-exercise of Any Convertible
Securities Or Share Options Or Vesting of
Share-awards Which are Outstanding Or               Non-Voting                Non-Voting
Contd Time Being in Force (unless Such Compliance
Has Been Waived by The-sgx-st) and the Articles of
Association for the Time Being of the Company;-and
(4) (unless Revoked Or Varied by the Company in
General Meeting) The- Authority Conferred by This
Resolution Shall Continue in Force Until
The-conclusion of the Next Annual General Meeting
of the Company Or the Date By-which the Next Annual
General Meeting of the Company is Required by Law
to Be-held, Whichever is the Earlier                Non-Voting                Non-Voting
13 That Authority be and is Hereby Given to the
Directors to Allot and Issue from Time to Time Such
Number of Ordinary Shares in the Capital of the
Company As May be Required to be Issued Pursuant to


1045




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Exercise of Options Granted Under the Starhub
    Pte Ltd Share Option Plan                           Management  For           Voted - For
14  That Approval be and is Hereby Given to the
    Directors To: (a) Offer and Grant Options in
    Accordance with the Provisions of the Starhub Share
    Option Plan 2004 (the "share Option Plan") And/or
    to Grant Awards in Accordance with the Provisions
    of the Starhub Performance Share Plan (the
    "performance Share Plan") And/or the Starhub
    Restricted Stock Plan (the "restricted Stock Plan")
    (the Share Option Plan, the Performance Share Plan
    and the Restricted Stock Plan, Together the "share
    Plans"); and (b) Allot and Issue from Time to Time
    Such Number of Ordinary Shares in the Capital of
    the Company As May be Required to be Issued
    Pursuant to the Exercise of Options Under the Share
    Option Plan And/or Such Number of Fully Paid
    Ordinary Shares As May be Required to be Issued
    Pursuant to the Vesting of Awards Under the
    Performance Contd                                   Management  For           Voted - For
    Contd Share Plan And/or the Restricted Stock Plan,
    Provided That The-aggregate Number of Ordinary
    Shares to be Issued Pursuant to the Starhub Pte-ltd
    Share Option Plan and the Share Plans Shall Not
    Exceed 15% of the Total- Number of Issued Shares
    (excluding Treasury Shares) in the Capital of
    The-company from Time to Time                       Non-Voting                Non-Voting
Meeting Date: 15-Apr-13 Meeting Type: ExtraOrdinary General Meeting
1   The Proposed Renewal of the Share Purchase Mandate  Management  For           Voted - For
2   The Proposed Renewal of the Shareholders' Mandate
    for Interested Person Transactions                  Management  For           Voted - For
STARWOOD PROPERTY TRUST INC
CUSIP: 85571B105 TICKER: STWD
Meeting Date: 02-May-13 Meeting Type: Annual
1   Director                                            Management
1   Richard D. Bronson                                  Management  For           Voted - For
2   Jeffrey F. Dimodica                                 Management  For           Voted - For
3   Jeffrey G. Dishner                                  Management  For           Voted - For
4   Camille J. Douglas                                  Management  For           Voted - For
5   Boyd W. Fellows                                     Management  For           Voted - For
6   Barry S. Sternlicht                                 Management  For           Voted - For
7   Strauss Zelnick                                     Management  For           Voted - For
2   To Approve, on an Advisory Basis, the Company's
    Executive Compensation As Disclosed in the
    Accompanying Proxy Statement.                       Management  For           Voted - For
3   To Ratify the Audit Committee's Appointment of
    Deloitte & Touche LLP As Starwood Property Trust,
    Inc.'s Independent Registered Public Accounting
    Firm for the Year Ending December 31, 2013.         Management  For           Voted - For
4   To Approve an Amendment to the Company's Manager
    Equity Plan and Equity Plan to Increase the Number


1046




                           GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of Authorized Shares Available Under Such Plans to
    6,000,000 Shares As Disclosed in the Accompanying
    Proxy Statement.                                    Management  For           Voted - For
SUNTEC REAL ESTATE INVESTMENT TRUST, SINGAPORE
CUSIP: Y82954101
Meeting Date: 18-Apr-13    Meeting Type: Annual General Meeting
1   To Receive and Adopt the Report of Hsbc
    Institutional Trust Services (singapore) Limited,
    As Trustee of Suntec Reit (the "trustee"), the
    Statement by Ara Trust Management (suntec) Limited,
    As Manager of Suntec Reit (the "manager") and the
    Audited Financial Statements of Suntec Reit for the
    Financial Year Ended 31 December 2012 and the
    Auditors' Report Thereon                            Management  For           Voted - For
2   To Re-appoint KPMG LLP As the Auditors of Suntec
    Reit to Hold Office Until the Conclusion of the
    Next Agm of Suntec Reit and to Authorise the
    Manager to Fix Their Remuneration                   Management  For           Voted - For
3   General Mandate for the Issue of New Units And/or
    Convertible Securities                              Management  For           Voted - For
TABCORP HOLDINGS LIMITED TAH
CUSIP: Q8815D101
Meeting Date: 31-Oct-12    Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    121493 Due to Change in Vo-ting Status of
    Resolution 1. All Votes Received on the Previous
    Meeting Will B-e Disregarded and You Will Need to
    Reinstruct on This Meeting Notice. Thank Yo-u.      Non-Voting                Non-Voting
    Voting Exclusions Apply to This Meeting for
    Proposals 3 and 4 and Votes Cast B-y Any Individual
    Or Related Party Who Benefit from the Passing of
    the Proposal-s Will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or E- Xpect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") on The-relevant Proposal Items. by Doing
    So, You Acknowledge That You Have Obtained B-enefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant Proposals. B-y Voting (for Or Against) on
    Proposals (3 and 4), You Acknowledge That You Hav-e
    Not Obtained Benefit Neither Expect to Obtain
    Benefit by the Passing of The- Relevant Proposals
    and You Comply with the Voting Exclusion.           Non-Voting                Non-Voting
1   Financial and Other Reports                         Non-Voting                Non-Voting
2.a To Re-elect As A Director of the Company Mrs Jane
    Hemstritch Who, Being A Director of the Company,
    Retires And, Being Eligible, Offers Herself for
    Re-election                                         Management  For           Voted - For
2.b To Re-elect As A Director of the Company Dr Zygmunt
    Switkowski Who, Being A Director of the Company,
                                                        1047





                          GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Retires And, Being Eligible, Offers Himself for
     Re-election                                          Management  For           Voted - For
2.c  To Elect As A Director of the Company Mr Elmer
     Funke Kupper Who, Having Been Appointed to the
     Board Since the Last Annual General Meeting of the
     Company, Retires And, Being Eligible, Offers
     Himself for Election                                 Management  For           Voted - For
2.d  To Elect As A Director of the Company Mr Steven
     Gregg Who, Having Been Appointed to the Board Since
     the Last Annual General Meeting of the Company,
     Retires And, Being Eligible, Offers Himself for
     Election                                             Management  For           Voted - For
3    Adoption of Remuneration Report                      Management  For           Voted - For
4    Grant of Performance Rights to Managing Director
     and Chief Executive Officer, Mr. David Attenborough  Management  For           Voted - For
TATTS GROUP LTD
CUSIP: Q8852J102
Meeting Date: 24-Oct-12   Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
     Proposal 3 and Votes Cast by Any-individual Or
     Related Party Who Benefit from the Passing of the
     Proposal/s-will be Disregarded by the Company.
     Hence, If You Have Obtained Benefit Or- Expect to
     Obtain Future Benefit You Should Not Vote (or Vote
     "abstain") On-the Relevant Proposal Items. by Doing
     So, You Acknowledge That You Have-obtained Benefit
     Or Expect to Obtain Benefit by the Passing of the
     Relevant-proposal/s. by Voting (for Or Against) on
     Proposal (3), You Acknowledge That-you Have Not
     Obtained Benefit Neither Expect to Obtain Benefit
     by the Passing-of the Relevant Proposal/s and You
     Comply with the Voting Exclusion.                    Non-Voting                Non-Voting
3    Adoption of the Remuneration Report                  Management  For           Voted - For
4(a) Re-election As Director of the Company-mr Robert
     Bentley                                              Management  For           Voted - For
4(b) Re-election As Director of the Company-mr Harry Boon Management  For           Voted - For
TELECOM CORPORATION OF NEW ZEALAND LTD, AUCKLAND
CUSIP: Q89499109
Meeting Date: 28-Sep-12   Meeting Type: Annual General Meeting
     Voting Exclusions Apply to This Meeting for
     Proposals 5 and 6 Votes Cast By-any Individual Or
     Related Party Who Benefit from the Passing of
     The-proposal/s Will be Disregarded. Hence, If You
     Have Obtained Benefit Or Do-expect to Obtain Future
     Benefit You Should Not Vote (or Vote "abstain")
     For-the Relevant Proposal Items.                     Non-Voting                Non-Voting
1    Authorize Board to Fix the Remuneration of KPMG,
     the Auditors of the Company                          Management  For           Voted - For
2    That Mr Mark Verbiest is Re-elected As A Director
     of Telecom                                           Management  For           Voted - For


1048




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   That Mr Paul Berriman is Re-elected As A Director
    of Telecom                                          Management  For           Voted - For
4   That Mr Simon Moutter is Elected As A Director of
    Telecom                                             Management  For           Voted - For
5   That Approval is Given for the Issue by Telecom's
    Board of Directors to Mr Simon Moutter (telecom's
    Chief Executive Officer) During the Period to 27
    September 2015 of in Total Up to 1,000,000 Shares
    in Telecom Under the Performance Equity Scheme
    (comprising Redeemable Ordinary Shares And, Where
    Contemplated by the Scheme, Ordinary Shares), on
    the Terms Set Out in the Explanatory Notes
    Accompanying the 2012 Notice of Annual Meeting      Management  For           Voted - For
6   That Approval is Given for the Issue by Telecom's
    Board of Directors to Mr Simon Moutter (telecom's
    Chief Executive Officer) During the Period to 27
    September 2015 of in Total Up to 2,500,000 Share
    Rights to Acquire Telecom Ordinary Shares Under the
    Performance Rights Scheme on the Terms Set Out in
    the Explanatory Notes Accompanying the 2012 Notice
    of Annual Meeting                                   Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in Text of Resolution-1. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy For-m Unless You Decide to Amend Your
    Original Instructions. Thank You.                   Non-Voting                Non-Voting
TELEFONICA CZECH REPUBLIC A.S., PRAHA
CUSIP: X89734101
Meeting Date: 22-Apr-13 Meeting Type: Annual General Meeting
1   Opening                                             Management  For           Voted - For
2   Approval of Rules of Procedure of the General
    Meeting, Election of Gm Bodies                      Management  For           Voted - For
3   Report by the Board of Directors on Business
    Activities of the Company and the State of Its
    Assets and Liabilities As A Part of the Annual
    Report of the Company for the Year 2012, A Summary
    Explanatory Report Concerning Certain Matters Set
    Out in the Company's 2012 Annual Report             Management  For           Voted - For
4   Information on the Results of Inspection Activities
    of the Company's Supervisory Board, Including
    Information on Review of the Report on Relations
    Among Related Entities                              Management  For           Voted - For
5   Approval of the Company's Financial Statements for
    the Year 2012                                       Management  For           Voted - For
6   Resolution on Distribution of the Company's Profit
    for 2012 and Retained Company Profit from Previous
    Years, Distribution of Share Premium Reduction,
    And, As the Case May Be, Other Available Funds of
    the Company. the Proposed Remuneration to
    Shareholders for the Year 2012 Shall be Czk 30.00
    Per Share Before Tax, Composed of Czk 20.00 Paid As


1049




                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
    an Ordinary Dividend and Czk 10.00 Paid As Share
    Premium Reduction                                    Management  For           Voted - For
7   Resolution on an Amendment to the Company's
    Articles of Association                              Management  For           Voted - For
8   Appointment of an External Auditor for the Year 2013 Management  For           Voted - For
9   Resolution on Share Capital Reduction                Management  For           Voted - For
10  Resolution on Changes in Rules for Non Claimable
    Reimbursement of the Company's Supervisory Board
    Members                                              Management  For           Abstain
11  Resolution on Changes in Rules for Non Claimable
    Reimbursement of the Company's Audit Committee
    Members                                              Management  For           Abstain
12  Recall of the Members of the Supervisory Board
    Except for Those Elected by the Company Employees
    in Accordance with Section 200 of the Commercial
    Code                                                 Management  For           Voted - For
13  Election of the Company's Supervisory Board Members  Management  For           Voted - Against
14  Approval of Agreements on Performance of the Office
    of the Company's Supervisory Board Members           Management  For           Voted - For
15  Recall of Members of the Audit Committee             Management  For           Voted - For
16  Election of Members and Alternative Members of the
    Audit Committee                                      Management  For           Voted - For
17  Approval of Agreements on Performance of the Office
    of the Audit Committee Members                       Management  For           Voted - For
18  Conclusion                                           Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    in Meeting Type from Ogm To-agm. If You Have
    Already Sent in Your Votes, Please Do Not Return
    This Proxy F-orm Unless You Decide to Amend Your
    Original Instructions. Thank You.                    Non-Voting                Non-Voting
TELEKOM AUSTRIA AG, WIEN
CUSIP: A8502A102
Meeting Date: 23-Oct-12 Meeting Type: ExtraOrdinary General Meeting
1   Election of 1 Member to the Supervisory Board (mr.
    Beyrer Will Resign with Effect from 31/10/12, Mr.
    Rudolf Kemler is Nominated for the Election)         Management  For           Voted - For
    Please Note That the Management Makes No
    Recommendations for Resolution 1. Tha-nk You         Non-Voting                Non-Voting
    Please Note That the Meeting Has Been Set Up Using
    the Record Date 12 Oct 2012-which at This Time We
    are Unable to Systematically Update. the True
    Record Da-te for This Meeting is 13 Oct 2012. Thank
    You                                                  Non-Voting                Non-Voting
    Please Note That This is A Revision Due to Change
    in Record Date from 13 Oct 2-012 to 12 Oct 2012 and
    Receipt of Additional Comment. If You Have Already
    Sent-in Your Votes, Please Do Not Return This Proxy
    Form Unless You Decide to Amen-d Your Original
    Instructions. Thank You.                             Non-Voting                Non-Voting


1050




                          GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
TELSTRA CORPORATION LTD, MELBOURNE VIC
CUSIP: Q8975N105
Meeting Date: 16-Oct-12   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 4, 5 and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (4, 5 and 6),- You
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
3.a That Mr. Timothy Chen, Being Eligible, be Elected
    As A Director                                       Management  For           Voted - For
3.b That Mr. Geoffrey Cousins, Being Eligible, be Re-
    Elected As A Director                               Management  For           Voted - For
3.c That Mr. Russell Higgins, Being Eligible, be Re-
    Elected As A Director                               Management  For           Voted - For
3.d That Ms. Margaret Seale, Being Eligible, be Elected
    As A Director                                       Management  For           Voted - For
3.e That Mr. Steven Vamos, Being Eligible, be Re-
    Elected As A Director                               Management  For           Voted - For
3.f That Mr. John Zeglis, Being Eligible, be Re-elected
    As A Director                                       Management  For           Voted - For
4   Increase in Directors' Fee Pool                     Management  For           Voted - For
5   Grant of Performance Rights                         Management  For           Voted - For
6   Remuneration Report                                 Management  For           Voted - For
VECTOR GROUP LTD.
CUSIP: 92240M108 TICKER: VGR
Meeting Date: 28-May-13   Meeting Type: Annual
1   Director                                            Management
1   Bennett S. Lebow                                    Management  For           Voted - For
2   Howard M. Lorber                                    Management  For           Voted - For
3   Ronald J. Bernstein                                 Management  For           Voted - For
4   Stanley S. Arkin                                    Management  For           Voted - For
5   Henry C. Beinstein                                  Management  For           Voted - For
6   Jeffrey S. Podell                                   Management  For           Voted - For
7   Jean E. Sharpe                                      Management  For           Voted - For
2   Advisory Approval of Executive Compensation (say on
    Pay).                                               Management  For           Voted - Against
3   Approval of Ratification of PricewaterhouseCoopers
    LLP As Independent Registered Certified Public
                                                        1051





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Accounting Firm for the Year Ending December 31,
    2013.                                               Management  For           Voted - For
VENTURE CORPORATION LTD
CUSIP: Y9361F111
Meeting Date: 19-Apr-13 Meeting Type: Annual General Meeting
1   To Receive and Adopt the Directors' Report and the
    Audited Accounts of the Company for the Year Ended
    31 December 2012 Together with the Auditors' Report
    Thereon                                             Management  For           Voted - For
2   To Declare A Final One-tier Tax-exempt Dividend of
    50 Cents Per Ordinary Share for the Year Ended 31
    December 2012 (2011 : Final One-tier Tax-exempt
    Dividend of 55 Cents Per Ordinary Share)            Management  For           Voted - For
3   To Re-elect Mr Wong Yew Meng As A Director Retiring
    Pursuant to Article 92 of the Company's Articles of
    Association and Who, Being Eligible, Offers Himself
    for Re-election                                     Management  For           Voted - For
4   To Re-appoint Mr Cecil Vivian Richard Wong As A
    Director, Pursuant to Section 153(6) of the
    Singapore's Companies Act, Chapter 50 ("companies
    Act") to Hold Office from the Date of the Annual
    General Meeting Until the Next Annual General
    Meeting                                             Management  For           Voted - For
5   To Re-appoint Mr Wong Ngit Liong As A Director,
    Pursuant to Section 153(6) of the Singapore's
    Companies Act, Chapter 50 ("companies Act") to Hold
    Office from the Date of the Annual General Meeting
    Until the Next Annual General Meeting               Management  For           Voted - For
6   To Re-appoint Mr Goon Kok Loon As A Director,
    Pursuant to Section 153(6) of the Singapore's
    Companies Act, Chapter 50 ("companies Act") to Hold
    Office from the Date of the Annual General Meeting
    Until the Next Annual General Meeting               Management  For           Voted - For
7   To Approve the Payment of Directors' Fees of Sgd
    466,666 for the Year Ended 31 December 2012 (2011 :
    Sgd 410,000)                                        Management  For           Voted - For
8   To Re-appoint Messrs Deloitte & Touche LLP As the
    Company's Auditors and to Authorise the Directors
    to Fix Their Remuneration                           Management  For           Voted - For
9   Authority to Allot and Issue Shares                 Management  For           Voted - For
10  Authority to Allot and Issue Shares Under the
    Venture Corporation Executives' Share Option Scheme Management  For           Voted - For
11  Renewal of the Share Purchase Mandate               Management  For           Voted - For
    Please Note That This is A Revision Due to
    Modification in the Text of Resolut-ion 8. If You
    Have Already Sent in Your Votes, Please Do Not
    Return This Proxy-form Unless You Decide to Amend
    Your Original Instructions. Thank You.              Non-Voting                Non-Voting
                                                        1052





                        GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
VTECH HOLDINGS LTD, HAMILTON
CUSIP: G9400S132
Meeting Date: 12-Jul-13 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' For-all Resolutions. Thank
    You.                                                Non-Voting                Non-Voting
    Please Note That the Company Notice and Proxy Form
    are Available by Clicking-on the Url-
    Links:http://www.hkexnews.hk/listedco/listconew
    S/sehk/2013/0603/ltn20130603157-8.pdf And-
    Http://www.hkexnews.hk/listedco/listconews/sehk/
    2013/0603/ltn201306031510.pdf                       Non-Voting                Non-Voting
1   To Receive and Consider the Audited Financial
    Statements and the Reports of the Directors of the
    Company (''directors'') and the Auditor of the
    Company (''auditor'') for the Year Ended 31 March
    2013                                                Management  For           Voted - For
2   To Consider and Declare A Final Dividend in Respect
    of the Year Ended 31 March 2013                     Management  For           Voted - For
3.a To Re-elect Dr. Pang King Fai As Director           Management  For           Voted - For
3.b To Re-elect Mr. Michael Tien Puk Sun As Director    Management  For           Voted - For
3.c To Re-elect Mr. Wong Kai Man As Director            Management  For           Voted - For
3.d To Fix the Remuneration of the Directors            Management  For           Voted - For
4   To Re-appoint KPMG As the Auditor and Authorise the
    Board of Directors to Fix Their Remuneration        Management  For           Voted - For
5   To Grant A General Mandate to the Directors to
    Repurchase Shares Representing Up to 10% of the
    Issued Share Capital of the Company at the Date of
    the 2013 Agm                                        Management  For           Voted - For
6   To Grant A General Mandate to the Directors to
    Allot, Issue and Deal with Additional Shares
    Representing Up to 10% of the Issued Share Capital
    of the Company at the Date of the 2013 Agm          Management  For           Voted - Against
7   To Extend the General Mandate Granted to the
    Directors to Allot, Issue and Deal with Additional
    Shares by the Addition of Such Number of Shares to
    be Repurchased by the Company                       Management  For           Voted - Against
WESTPAC BANKING CORP, SYDNEY NSW
CUSIP: Q97417101
Meeting Date: 13-Dec-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposal 2 and Votes Cast by Any-individual Or
    Related Party Who Benefit from the Passing of the
    Proposal/s-will be Disregarded by the Company.
    Hence, If You Have Obtained Benefit Or- Expect to
    Obtain Future Benefit You Should Not Vote (or Vote
    "abstain") On-the Relevant Proposal Items. by Doing
    So, You Acknowledge That You Have-obtained Benefit
    Or Expect to Obtain Benefit by the Passing of the
    Relevant-proposal/s. by Voting (for Or Against) on
    Proposal (2), You Acknowledge That-you Have Not
                                                        1053





                         GLOBAL X SUPERDIVIDEND ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
     Obtained Benefit Neither Expect to Obtain Benefit
     by the Passing-of the Relevant Proposal/s and You
     Comply with the Voting Exclusion.                   Non-Voting                Non-Voting
2    Remuneration Report                                 Management  For           Voted - For
3(a) Re-election of Gordon Cairns                        Management  For           Voted - For
3(b) Election of Robert Elstone                          Management  For           Voted - For
4(a) Changes to the Westpac Constitution Relating to
     Preference Shares                                   Management  For           Voted - For
4(b) Other Changes to the Westpac Constitution           Management  For           Voted - For
WINDSTREAM CORPORATION
CUSIP: 97381W104 TICKER: WIN
Meeting Date: 08-May-13  Meeting Type: Annual
1A.  Election of Director: Carol B. Armitage             Management  For           Voted - For
1B.  Election of Director: Samuel E. Beall, III          Management  For           Voted - For
1C.  Election of Director: Dennis E. Foster              Management  For           Voted - For
1D.  Election of Director: Francis X. Frantz             Management  For           Voted - For
1E.  Election of Director: Jeffery R. Gardner            Management  For           Voted - For
1F.  Election of Director: Jeffrey T. Hinson             Management  For           Voted - For
1G.  Election of Director: Judy K. Jones                 Management  For           Voted - For
1H.  Election of Director: William A. Montgomery         Management  For           Voted - For
1I.  Election of Director: Alan L. Wells                 Management  For           Voted - For
2    To Vote on an Advisory (non-binding) Resolution on
     Executive Compensation                              Management  For           Voted - For
3    To Ratify the Appointment of PricewaterhouseCoopers
     LLP As Windstream's Independent Registered Public
     Accountant for 2013                                 Management  For           Voted - For
4    Stockholder Proposal - Prohibition on Accelerated
     Vesting of Restricted Stock                         Shareholder Against       Voted - Against
5    Stockholder Proposal - Transparency and
     Accountability in Corporate Spending on Political
     Activities                                          Shareholder Against       Voted - Against
6    Stockholder Proposal - Simple Majority Vote Right   Shareholder Against       Voted - For


1054




                           GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALTRIA GROUP, INC.
CUSIP: 02209S103 TICKER: MO
Meeting Date: 16-May-13    Meeting Type: Annual
1A. Election of Director: Gerald L. Baliles            Management  For           Voted - For
1B. Election of Director: Martin J. Barrington         Management  For           Voted - For
1C. Election of Director: John T. Casteen III          Management  For           Voted - For
1D. Election of Director: Dinyar S. Devitre            Management  For           Voted - For
1E. Election of Director: Thomas F. Farrell II         Management  For           Voted - For
1F. Election of Director: Thomas W. Jones              Management  For           Voted - For
1G. Election of Director: Debra J. Kelly- Ennis        Management  For           Voted - For
1H. Election of Director: W. Leo Kiely III             Management  For           Voted - For
1I. Election of Director: Kathryn B. Mcquade           Management  For           Voted - For
1J. Election of Director: George Munoz                 Management  For           Voted - For
1K. Election of Director: Nabil Y. Sakkab              Management  For           Voted - For
2   Ratification of the Selection of Independent
    Registered Public Accounting Firm                  Management  For           Voted - For
3   Advisory Vote to Approve the Compensation of the
    Company's Named Executive Officers                 Management  For           Voted - For
4   Shareholder Proposal - Disclosure of Lobbying
    Policies and Practices                             Shareholder Against       Voted - Against
ANNALY CAPITAL MANAGEMENT, INC.
CUSIP: 035710409 TICKER: NLY
Meeting Date: 23-May-13    Meeting Type: Annual
1A. Election of Director: Kevin P. Brady               Management  For           Voted - For
1B. Election of Director: E. Wayne Nordberg            Management  For           Voted - For
1C. Election of Director: Kevin G. Keyes               Management  For           Voted - For
1D. Election of Director: John H. Schaefer             Management  For           Voted - For
2   The Management Externalization Proposal to Approve
    our Entering Into A Management Agreement with the
    Manager.                                           Management  For           Voted - For
3   The Proposal to Approve A Non- Binding Advisory
    Resolution on Executive Compensation.              Management  For           Voted - Against
4   Ratification of the Appointment of Ernst & Young
    LLP As Independent Registered Public Accounting
    Firm for the Company for the 2013 Fiscal Year.     Management  For           Voted - For
ANWORTH MORTGAGE ASSET CORPORATION
CUSIP: 037347101 TICKER: ANH
Meeting Date: 22-May-13    Meeting Type: Annual
1.1 Election of Director: Lloyd Mcadams                Management  For           Voted - For
1.2 Election of Director: Lee A. Ault, III             Management  For           Voted - For
1.3 Election of Director: Charles H. Black             Management  For           Voted - For
1.4 Election of Director: Joe E. Davis                 Management  For           Voted - For
1.5 Election of Director: Robert C. Davis              Management  For           Voted - For
1.6 Election of Director: Joseph E. Mcadams            Management  For           Voted - For


1055




                          GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Approval, on an Advisory Basis, of the Compensation
    of our Named Executive Officers.                    Management  For           Abstain
3   Ratification of the Appointment of Mcgladrey LLP As
    our Independent Registered Public Accounting Firm
    for our Fiscal Year Ending December 31, 2013.       Management  For           Voted - For
ARMOUR RESIDENTIAL REIT, INC
CUSIP: 042315101 TICKER: ARR
Meeting Date: 01-May-13   Meeting Type: Annual
1   Director                                            Management
1   Scott J. Ulm                                        Management  For           Voted - For
2   Jeffrey J. Zimmer                                   Management  For           Voted - For
3   Daniel C. Staton                                    Management  For           Voted - For
4   Marc H. Bell                                        Management  For           Voted - For
5   Thomas K. Guba                                      Management  For           Voted - For
6   Robert C. Hain                                      Management  For           Voted - For
7   John P. Hollihan, III                               Management  For           Voted - For
8   Stewart J. Paperin                                  Management  For           Voted - For
9   Jordan Zimmerman                                    Management  For           Voted - For
2   To Approve an Amendment to Armour's Amended and
    Restated 2009 Stock Incentive Plan to Increase the
    Aggregate Number of Shares of Common Stock
    Authorized for Issuance Thereunder from 2,000,000
    Shares to 3% of Armour's Issued and Outstanding
    Shares of Common Stock (on A Fully-diluted Basis)
    at the Time of Each Award Thereunder                Management  For           Voted - For
3   To Ratify the Appointment of Deloitte & Touche LLP
    ("deloitte") As Armour's Independent Registered
    Certified Public Accountants for Fiscal Year 2013   Management  For           Voted - For
BRISTOL-MYERS SQUIBB COMPANY
CUSIP: 110122108 TICKER: BMY
Meeting Date: 07-May-13   Meeting Type: Annual
1A. Election of Director: L. Andreotti                  Management  For           Voted - For
1B. Election of Director: L.b. Campbell                 Management  For           Voted - For
1C. Election of Director: J.m. Cornelius                Management  For           Voted - For
1D. Election of Director: L.h. Glimcher, M.D.           Management  For           Voted - For
1E. Election of Director: M. Grobstein                  Management  For           Voted - For
1F. Election of Director: A.j. Lacy                     Management  For           Voted - For
1G. Election of Director: V.l. Sato, Ph.D.              Management  For           Voted - For
1H. Election of Director: E. Sigal, M.D., Ph.D.         Management  For           Voted - For
1I. Election of Director: G.l. Storch                   Management  For           Voted - For
1J. Election of Director: T.d. West, Jr.                Management  For           Voted - For
2   Ratification of the Appointment of Independent
    Registered Public Accounting Firm.                  Management  For           Voted - For
3   Advisory Vote to Approve the Compensation of our
    Named Executive Officers.                           Management  For           Voted - For
                                                        1056





                        GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
CENTURYLINK, INC.
CUSIP: 156700106 TICKER: CTL
Meeting Date: 22-May-13 Meeting Type: Annual
1   Director                                            Management
1   W. Bruce Hanks                                      Management  For           Voted - For
2   C. G. Melville, Jr.                                 Management  For           Voted - For
3   Fred R. Nichols                                     Management  For           Voted - For
4   William A. Owens                                    Management  For           Voted - For
5   Harvey P. Perry                                     Management  For           Voted - For
6   Glen F. Post, III                                   Management  For           Voted - For
7   Laurie A. Siegel                                    Management  For           Voted - For
8   Joseph R. Zimmel                                    Management  For           Voted - For
2   Ratify the Appointment of KPMG LLP As our
    Independent Auditor for 2013.                       Management  For           Voted - For
3   Advisory Vote Regarding our Executive Compensation. Management  For           Voted - For
4A  Shareholder Proposal Regarding Equity Compensation. Shareholder Against       Voted - Against
4B  Shareholder Proposal Regarding Bonus Deferrals.     Shareholder Against       Voted - Against
4C  Shareholder Proposal Regarding Proxy Access.        Shareholder Against       Voted - For
4D  Shareholder Proposal Regarding Confidential Voting. Shareholder Against       Voted - Against
CONSOLIDATED COMMUNICATIONS HLDGS, INC.
CUSIP: 209034107 TICKER: CNSL
Meeting Date: 07-May-13 Meeting Type: Annual
1   Director                                            Management
1   Roger H. Moore                                      Management  For           Voted - For
2   Thomas A. Gerke                                     Management  For           Voted - For
2   Approval of Ernst & Young, LLP, As the Independent
    Registered Public Accounting Firm.                  Management  For           Voted - For
CONSOLIDATED EDISON, INC.
CUSIP: 209115104 TICKER: ED
Meeting Date: 20-May-13 Meeting Type: Annual
1A. Election of Director: Kevin Burke                   Management  For           Voted - For
1B. Election of Director: Vincent A. Calarco            Management  For           Voted - For
1C. Election of Director: George Campbell, Jr.          Management  For           Voted - For
1D. Election of Director: Gordon J. Davis               Management  For           Voted - For
1E. Election of Director: Michael J. Del Giudice        Management  For           Voted - For
1F. Election of Director: Ellen V. Futter               Management  For           Voted - For
1G. Election of Director: John F. Hennessy III          Management  For           Voted - For
1H. Election of Director: John F. Killian               Management  For           Voted - For
1I. Election of Director: Eugene R. Mcgrath             Management  For           Voted - For
1J. Election of Director: Sally H. Pinero               Management  For           Voted - For
1K. Election of Director: Michael W. Ranger             Management  For           Voted - For
1L. Election of Director: L. Frederick Sutherland       Management  For           Voted - For
2   Ratification of Appointment of Independent
    Accountants.                                        Management  For           Voted - For
3   Approval of the Company's Long Term Incentive Plan. Management  For           Voted - For


1057




                            GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Advisory Vote to Approve Named Executive Officer
    Compensation.                                       Management  For           Voted - For
5   End Practice of Benchmarking the Ceos Total
    Compensation to That of Ceos of Peer Companies.     Shareholder Against       Voted - Against
DYNEX CAPITAL, INC.
CUSIP: 26817Q506 TICKER: DX
Meeting Date: 05-Jun-13     Meeting Type: Annual
1   Director                                            Management
1   Thomas B. Akin                                      Management  For           Voted - For
2   Byron L. Boston                                     Management  For           Voted - For
3   Michael R. Hughes                                   Management  For           Voted - For
4   Barry A. Igdaloff                                   Management  For           Voted - For
5   James C. Wheat, III                                 Management  For           Voted - For
2   Proposal to Provide Advisory Approval of Executive
    Compensation.                                       Management  For           Voted - For
3   Proposal to Amend the Company's Restated Articles
    of Incorporation to Increase the Number of
    Authorized Shares of Common Stock from 100,000,000
    to 200,000,000.                                     Management  For           Voted - For
4   Proposal to Amend the Company's Restated Articles
    of Incorporation to Remove Obsolete Language
    Regarding the Company's 1999 Reverse Stock Split.   Management  For           Voted - For
5   Proposal to Amend the Company's Restated Articles
    of Incorporation to Remove Obsolete Language
    Regarding the Series D 9.50% Cumulative Convertible
    Preferred Stock.                                    Management  For           Voted - For
6   Proposal to Ratify the Selection of Bdo Usa LLP,
    Independent Certified Public Accountants, As
    Auditors for the Company for the 2013 Fiscal Year.  Management  For           Voted - For
FIRSTENERGY CORP.
CUSIP: 337932107 TICKER: FE
Meeting Date: 21-May-13     Meeting Type: Annual
1   Director                                            Management
1   Paul T. Addison                                     Management  For           Voted - For
2   Anthony J. Alexander                                Management  For           Voted - For
3   Michael J. Anderson                                 Management  For           Voted - For
4   Dr. Carol A. Cartwright                             Management  For           Voted - For
5   William T. Cottle                                   Management  For           Voted - For
6   Robert B. Heisler, Jr.                              Management  For           Voted - For
7   Julia L. Johnson                                    Management  For           Voted - For
8   Ted J. Kleisner                                     Management  For           Voted - For
9   Donald T. Misheff                                   Management  For           Voted - For
10  Ernest J. Novak, Jr.                                Management  For           Voted - For
11  Christopher D. Pappas                               Management  For           Voted - For
12  Catherine A. Rein                                   Management  For           Voted - For
13  George M. Smart                                     Management  For           Voted - For
14  Wes M. Taylor                                       Management  For           Voted - For


1058




                            GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Ratification of the Appointment of the Independent
    Registered Public Accounting Firm                   Management  For           Voted - For
3   Advisory Vote to Approve Named Executive Officer
    Compensation                                        Management  For           Voted - Against
4   An Amendment to the Company's Amended Articles of
    Incorporation and Amended Code of Regulations to
    Allow for A Majority Voting Power Threshold         Management  For           Voted - For
5   Shareholder Proposal: Ceo Compensation Benchmarking Shareholder Against       Voted - Against
6   Shareholder Proposal: Retirement Benefits           Shareholder Against       Voted - Against
7   Shareholder Proposal: Equity Retention              Shareholder Against       Voted - Against
8   Shareholder Proposal: Director Election Majority
    Vote Standard                                       Shareholder Against       Voted - For
9   Shareholder Proposal: Act by Written Consent        Shareholder Against       Voted - For
LORILLARD, INC.
CUSIP: 544147101 TICKER: LO
Meeting Date: 14-May-13     Meeting Type: Annual
1   To Amend the Lorillard, Inc. Amended and Restated
    Certificate of Incorporation to Declassify the
    Board of Directors (the "declassification
    Amendment") and Provide for the Annual Election of
    Directors.                                          Management  For           Voted - For
2.1 Election of Andrew H. Card, Jr. As A Director to
    Hold Office Until the Annual Meeting of
    Shareholders for 2014 (or As Class II Directors
    Until the Annual Meeting of Shareholders for 2016
    If the Declassification Amendment in Proposal No. 1
    is Not Approved).                                   Management  For           Voted - For
2.2 Election of Virgis W. Colbert As A Director to Hold
    Office Until the Annual Meeting of Shareholders for
    2014 (or As Class II Directors Until the Annual
    Meeting of Shareholders for 2016 If the
    Declassification Amendment in Proposal No. 1 is Not
    Approved).                                          Management  For           Voted - For
2.3 Election of Richard W. Roedel As A Director to Hold
    Office Until the Annual Meeting of Shareholders for
    2014 (or As Class II Directors Until the Annual
    Meeting of Shareholders for 2016 If the
    Declassification Amendment in Proposal No. 1 is Not
    Approved).                                          Management  For           Voted - For
3   Advisory Vote to Approve the Company's Executive
    Compensation.                                       Management  For           Voted - For
4   To Ratify the Selection of Deloitte & Touche LLP As
    the Company's Independent Registered Public
    Accounting Firm.                                    Management  For           Voted - For
5   Shareholder Proposal on Disclosure of Lobbying
    Policies and Practices.                             Shareholder Against       Voted - For


1059




                            GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MERCK & CO., INC.
CUSIP: 58933Y105 TICKER: MRK
Meeting Date: 28-May-13     Meeting Type: Annual
1A. Election of Director: Leslie A. Brun                Management  For           Voted - For
1B. Election of Director: Thomas R. Cech                Management  For           Voted - For
1C. Election of Director: Kenneth C. Frazier            Management  For           Voted - For
1D. Election of Director: Thomas H. Glocer              Management  For           Voted - For
1E. Election of Director: William B. Harrison Jr.       Management  For           Voted - For
1F. Election of Director: C. Robert Kidder              Management  For           Voted - For
1G. Election of Director: Rochelle B. Lazarus           Management  For           Voted - For
1H. Election of Director: Carlos E. Represas            Management  For           Voted - For
1I. Election of Director: Patricia F. Russo             Management  For           Voted - For
1J. Election of Director: Craig B. Thompson             Management  For           Voted - For
1K. Election of Director: Wendell P. Weeks              Management  For           Voted - For
1L. Election of Director: Peter C. Wendell              Management  For           Voted - For
2   Ratification of the Appointment of the Company's
    Independent Registered Public Accounting Firm for
    2013.                                               Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
4   Shareholder Proposal Concerning Shareholders' Right
    to Act by Written Consent.                          Shareholder Against       Voted - For
5   Shareholder Proposal Concerning Special Shareowner
    Meetings.                                           Shareholder Against       Voted - Against
6   Shareholder Proposal Concerning A Report on
    Charitable and Political Contributions.             Shareholder Against       Voted - Against
7   Shareholder Proposal Concerning A Report on
    Lobbying Activities.                                Shareholder Against       Voted - Against
MFA FINANCIAL, INC.
CUSIP: 55272X102 TICKER: MFA
Meeting Date: 22-May-13     Meeting Type: Annual
1A. Election of Director: James A. Brodsky              Management  For           Voted - For
1B. Election of Director: Alan L. Gosule                Management  For           Voted - For
1C. Election of Director: Stewart Zimmerman             Management  For           Voted - For
2   Ratification of the Appointment of KPMG LLP As
    Mfa's Independent Registered Public Accounting Firm
    for the Fiscal Year Ending December 31, 2013.       Management  For           Voted - For
3   Approval of the Advisory (non- Binding) Resolution
    to Approve Mfa's Executive Compensation.            Management  For           Voted - Against
PDL BIOPHARMA, INC.
CUSIP: 69329Y104 TICKER: PDLI
Meeting Date: 21-May-13     Meeting Type: Annual
1   Director                                            Management
1   Harold E. Selick, Ph.D.                             Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP As
    the Independent Registered Public Accounting Firm


1060




                           GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    of the Company for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
3   To Approve the Amendment to the Restated
    Certificate of Incorporation of the Company to
    Increase the Authorized Common Share Capital of the
    Company from 250,000,000 to 350,000,000 Shares.     Management  For           Voted - For
4   To Approve, on an Advisory Basis, the Compensation
    of the Company's Named Executive Officers As
    Disclosed in the Proxy Statement.                   Management  For           Voted - For
PENNYMAC MORTGAGE INVESTMENT TRUST
CUSIP: 70931T103 TICKER: PMT
Meeting Date: 15-May-13    Meeting Type: Annual
1   Director                                            Management
1   Matthew Botein                                      Management  For           Voted - For
2   Scott W. Carnahan                                   Management  For           Voted - For
3   Frank P. Willey                                     Management  For           Voted - For
2   Vote to Ratify the Appointment of Deloitte & Touche
    LLP As our Independent Registered Public Accounting
    Firm for 2013.                                      Management  For           Voted - For
3   Advisory Vote (non-binding) to Approve our
    Executive Compensation.                             Management  For           Voted - For
PEPCO HOLDINGS, INC.
CUSIP: 713291102 TICKER: POM
Meeting Date: 17-May-13    Meeting Type: Annual
1   Director                                            Management
1   Jack B. Dunn, IV                                    Management  For           Voted - For
2   H. Russell Frisby, Jr.                              Management  For           Voted - For
3   Terence C. Golden                                   Management  For           Voted - For
4   Patrick T. Harker                                   Management  For           Voted - For
5   Frank O. Heintz                                     Management  For           Voted - For
6   Barbara J. Krumsiek                                 Management  For           Voted - For
7   George F. Maccormack                                Management  For           Voted - For
8   Lawrence C. Nussdorf                                Management  For           Voted - For
9   Patricia A. Oelrich                                 Management  For           Voted - For
10  Joseph M. Rigby                                     Management  For           Voted - For
11  Frank K. Ross                                       Management  For           Voted - For
12  Pauline A. Schneider                                Management  For           Voted - For
13  Lester P. Silverman                                 Management  For           Voted - For
2   A Proposal to Approve, on an Advisory Basis, the
    Company's Executive Compensation.                   Management  For           Voted - For
3   A Proposal to Ratify the Appointment, by the Audit
    Committee of the Board of Directors, of
    PricewaterhouseCoopers LLP As the Independent
    Registered Public Accounting Firm of the Company
    for 2013.                                           Management  For           Voted - For
                                                        1061





                        GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
TWO HARBORS INVESTMENT CORP.
CUSIP: 90187B101 TICKER: TWO
Meeting Date: 21-May-13 Meeting Type: Annual
1   Director                                            Management
1   James J. Bender                                     Management  For           Voted - For
2   Mark D. Ein                                         Management  For           Voted - For
3   William W. Johnson                                  Management  For           Voted - For
4   Stephen G. Kasnet                                   Management  For           Voted - For
5   W. Reid Sanders                                     Management  For           Voted - For
6   Thomas Siering                                      Management  For           Voted - For
7   Brian C. Taylor                                     Management  For           Voted - For
8   Hope B. Woodhouse                                   Management  For           Voted - For
2   Approval of the Two Harbors Restated 2009 Equity
    Incentive Plan.                                     Management  For           Voted - For
3   Ratification of the Appointment of Ernst & Young
    LLP to Serve As our Independent Registered Public
    Accounting Firm for our Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
4   Advisory Vote on Executive Compensation.            Management  For           Voted - For
UNITED ONLINE, INC.
CUSIP: 911268100 TICKER: UNTD
Meeting Date: 13-Jun-13 Meeting Type: Annual
1   Director                                            Management
1   Robert Berglass                                     Management  For           Voted - For
2   Kenneth L. Coleman                                  Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
3   To Approve the Company's Amended and Restated 2010
    Incentive Compensation Plan.                        Management  For           Voted - Against
4   To Approve an Advisory Resolution Regarding the
    Compensation of the Company's Named Executive
    Officers.                                           Management  For           Voted - Against
VECTOR GROUP LTD.
CUSIP: 92240M108 TICKER: VGR
Meeting Date: 28-May-13 Meeting Type: Annual
1   Director                                            Management
1   Bennett S. Lebow                                    Management  For           Voted - For
2   Howard M. Lorber                                    Management  For           Voted - For
3   Ronald J. Bernstein                                 Management  For           Voted - For
4   Stanley S. Arkin                                    Management  For           Voted - For
5   Henry C. Beinstein                                  Management  For           Voted - For
6   Jeffrey S. Podell                                   Management  For           Voted - For
7   Jean E. Sharpe                                      Management  For           Voted - For


1062




                            GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Advisory Approval of Executive Compensation (say on
    Pay).                                               Management  For           Voted - Against
3   Approval of Ratification of PricewaterhouseCoopers
    LLP As Independent Registered Certified Public
    Accounting Firm for the Year Ending December 31,
    2013.                                               Management  For           Voted - For
VECTREN CORPORATION
CUSIP: 92240G101 TICKER: VVC
Meeting Date: 23-May-13     Meeting Type: Annual
1   Director                                            Management
1   Carl L. Chapman                                     Management  For           Voted - For
2   J.H. Degraffenreidt, Jr                             Management  For           Voted - For
3   Niel C. Ellerbrook                                  Management  For           Voted - For
4   John D. Engelbrecht                                 Management  For           Voted - For
5   Anton H. George                                     Management  For           Voted - For
6   Martin C. Jischke                                   Management  For           Voted - For
7   Robert G. Jones                                     Management  For           Voted - For
8   J. Timothy Mcginley                                 Management  For           Voted - For
9   R. Daniel Sadlier                                   Management  For           Voted - For
10  Michael L. Smith                                    Management  For           Voted - For
11  Jean L. Wojtowicz                                   Management  For           Voted - For
2   Approve A Non-binding Advisory Resolution Approving
    the Compensation of the Named Executive Officers.   Management  For           Voted - For
3   Ratify the Reappointment of Deloitte & Touche LLP
    As the Independent Registered Public Accounting
    Firm for Vectren for 2013.                          Management  For           Voted - For
4   If Presented at the Meeting, A Shareholder Proposal
    by the Utility Workers Union of America Regarding
    the Separation of the Roles of Chair of the Board
    of Directors and Chief Executive Officer, Which the
    Board of Directors Opposes.                         Shareholder Against       Voted - For
W. P. CAREY INC.
CUSIP: 92936U109 TICKER: WPC
Meeting Date: 11-Jul-13     Meeting Type: Annual
1   Director                                            Management
1   Trevor P. Bond                                      Management  For           Voted - For
2   Francis J. Carey                                    Management  For           Voted - For
3   Nathaniel S. Coolidge                               Management  For           Voted - For
4   Mark J. Decesaris                                   Management  For           Voted - For
5   Eberhard Faber, IV                                  Management  For           Voted - For
6   B.H. Griswold, IV                                   Management  For           Voted - For
7   Axel K.a. Hansing                                   Management  For           Voted - For
8   Dr. Richard C. Marston                              Management  For           Voted - For
9   R.E. Mittelstaedt, Jr.                              Management  For           Voted - For
10  Charles E. Parente                                  Management  For           Voted - For
11  Nick J.m. Van Ommen                                 Management  For           Voted - For
12  Dr. Karsten Von Koller                              Management  For           Voted - For
                                                        1063





                        GLOBAL X SUPERDIVIDEND US ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
13  Reginald Winssinger                                 Management  For           Voted - For
2   Approval of the Amended and Restated W. P. Carey
    Inc. 2009 Share Incentive Plan.                     Management  For           Voted - For
3   Ratification of Appointment of
    PricewaterhouseCoopers LLP As the Company's
    Independent Registered Public Accounting Firm for
    2013.                                               Management  For           Voted - For
WINDSTREAM CORPORATION
CUSIP: 97381W104 TICKER: WIN
Meeting Date: 08-May-13 Meeting Type: Annual
1A. Election of Director: Carol B. Armitage             Management  For           Voted - For
1B. Election of Director: Samuel E. Beall, III          Management  For           Voted - For
1C. Election of Director: Dennis E. Foster              Management  For           Voted - For
1D. Election of Director: Francis X. Frantz             Management  For           Voted - For
1E. Election of Director: Jeffery R. Gardner            Management  For           Voted - For
1F. Election of Director: Jeffrey T. Hinson             Management  For           Voted - For
1G. Election of Director: Judy K. Jones                 Management  For           Voted - For
1H. Election of Director: William A. Montgomery         Management  For           Voted - For
1I. Election of Director: Alan L. Wells                 Management  For           Voted - For
2   To Vote on an Advisory (non-binding) Resolution on
    Executive Compensation                              Management  For           Voted - For
3   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As Windstream's Independent Registered Public
    Accountant for 2013                                 Management  For           Voted - For
4   Stockholder Proposal - Prohibition on Accelerated
    Vesting of Restricted Stock                         Shareholder Against       Voted - Against
5   Stockholder Proposal - Transparency and
    Accountability in Corporate Spending on Political
    Activities                                          Shareholder Against       Voted - Against
6   Stockholder Proposal - Simple Majority Vote Right   Shareholder Against       Voted - For


1064




                        GLOBAL X SUPER INCOME PFD ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
BANK OF AMERICA CORPORATION
CUSIP: 060505559 TICKER: BMLPRQ
Meeting Date: 08-May-13 Meeting Type: Annual
1A. Election of Director: Sharon L. Allen               Management  For           Voted - For
1B. Election of Director: Susan S. Bies                 Management  For           Voted - For
1C. Election of Director: Jack O. Bovender, Jr.         Management  For           Voted - For
1D. Election of Director: Frank P. Bramble, Sr.         Management  For           Voted - For
1E. Election of Director: Arnold W. Donald              Management  For           Voted - For
1F. Election of Director: Charles K. Gifford            Management  For           Voted - For
1G. Election of Director: Charles O. Holliday, Jr.      Management  For           Voted - For
1H. Election of Director: Linda P. Hudson               Management  For           Voted - For
1I. Election of Director: Monica C. Lozano              Management  For           Voted - For
1J. Election of Director: Thomas J. May                 Management  For           Voted - For
1K. Election of Director: Brian T. Moynihan             Management  For           Voted - For
1L. Election of Director: Lionel L. Nowell, III         Management  For           Voted - For
1M. Election of Director: R. David Yost                 Management  For           Voted - For
2   An Advisory (non-binding) Vote to Approve Executive
    Compensation (say on Pay).                          Management  For           Voted - For
3   Ratification of the Appointment of the Registered
    Independent Public Accounting Firm for 2013.        Management  For           Voted - For
4   Stockholder Proposal - Report on Political
    Contributions.                                      Shareholder Against       Voted - For
5   Stockholder Proposal - Proxy Access.                Shareholder Against       Voted - Against
6   Stockholder Proposal - Multiple Board Service.      Shareholder Against       Voted - Against
7   Stockholder Proposal - Political Contributions.     Shareholder Against       Voted - Against
8   Stockholder Proposal - Mortgage Servicing.          Shareholder Against       Voted - Against
WACHOVIA PREFERRED FUNDING CORP.
CUSIP: 92977V206 TICKER: WNAPR
Meeting Date: 07-May-13 Meeting Type: Annual
1   Director                                            Management
1   James E. Alward                                     Management  For           Voted - For
2   Howard T. Hoover                                    Management  For           Voted - For
3   Charles F. Jones                                    Management  For           Voted - For
4   Michael J. Loughlin                                 Management  For           Voted -- For


1065




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AGRIUM INC.
CUSIP: 008916108 TICKER: AGU
Meeting Date: 09-Apr-13 Meeting Type: Contested-Annual
1   The Appointment of KPMG LLP, Chartered Accountants,
    As Auditors of the Corporation.                     Management  For           Voted - For
2   A Resolution to Approve the Corporation's Advisory
    Vote on Executive Compensation.                     Management  For           Voted - For
3   A Resolution to Reconfirm, Ratify and Approve the
    Amended and Restated Shareholder Rights Plan of the
    Corporation.                                        Management  For           Voted - For
4   Director                                            Management
1   David C. Everitt                                    Management  For           Voted - For
2   Russell K. Girling                                  Management  For           Voted - For
3   Susan A. Henry                                      Management  For           Voted - For
4   Russell J. Horner                                   Management  For           Voted - For
5   David J. Lesar                                      Management  For           Voted - For
6   John E. Lowe                                        Management  For           Voted - For
7   A. Anne Mclellan                                    Management  For           Voted - For
8   Derek G. Pannell                                    Management  For           Voted - For
9   Frank W. Proto                                      Management  For           Voted - For
10  Mayo M. Schmidt                                     Management  For           Voted - For
11  Michael M. Wilson                                   Management  For           Voted - For
12  Victor J. Zaleschuk                                 Management  For           Voted - For
ALLSCRIPTS HEALTHCARE SOLUTIONS, INC
CUSIP: 01988P108 TICKER: MDRX
Meeting Date: 21-May-13 Meeting Type: Annual
1A. Election of Director: Stuart L. Bascomb             Management  For           Voted - For
1B. Election of Director: Paul M. Black                 Management  For           Voted - For
1C. Election of Director: Dennis H. Chookaszian         Management  For           Voted - For
1D. Election of Director: Robert J. Cindrich            Management  For           Voted - For
1E. Election of Director: Michael A. Klayko             Management  For           Voted - For
1F. Election of Director: Anita V. Pramoda              Management  For           Voted - For
1G. Election of Director: David D. Stevens              Management  For           Voted - For
1H. Election of Director: Ralph H. "randy" Thurman      Management  For           Voted - For
2   Amendment and Restatement of the Allscripts
    Healthcare Solutions, Inc. 2011 Stock Incentive
    Plan To, Among Other Items, Increase the Number of
    Shares Available for Grant Thereunder.              Management  For           Voted - For
3   Resolution to Approve, on an Advisory Basis, the
    Compensation of Named Executive Officers As
    Disclosed in the Proxy Statement.                   Management  For           Voted - Against
4   Ratification of the Appointment of Ernst & Young
    LLP As our Independent Registered Public Accounting
    Firm.                                               Management  For           Voted - For


1066




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
AMERICA MOVIL, S.A.B. DE C.V.
CUSIP: 02364W105 TICKER: AMX
Meeting Date: 22-Apr-13 Meeting Type: Annual
I   Appointment Or, As the Case May Be, Reelection of
    the Members of the Board of Directors of the
    Company That the Holders of the Series "l" Shares
    are Entitled to Appoint. Adoption of Resolutions
    Thereon.                                            Management  For           Abstain
II  Appointment of Delegates to Execute, and If,
    Applicable, Formalize the Resolutions Adopted by
    the Meeting. Adoption of Resolutions Thereon.       Management  For           Voted - For
AMERICAN INTERNATIONAL GROUP, INC.
CUSIP: 026874784 TICKER: AIG
Meeting Date: 15-May-13 Meeting Type: Annual
1A. Election of Director: Robert H. Benmosche           Management  For           Voted - For
1B. Election of Director: W. Don Cornwell               Management  For           Voted - For
1C. Election of Director: John H. Fitzpatrick           Management  For           Voted - For
1D. Election of Director: William G. Jurgensen          Management  For           Voted - For
1E. Election of Director: Christopher S. Lynch          Management  For           Voted - For
1F. Election of Director: Arthur C. Martinez            Management  For           Voted - For
1G. Election of Director: George L. Miles, Jr.          Management  For           Voted - For
1H. Election of Director: Henry S. Miller               Management  For           Voted - For
1I. Election of Director: Robert S. Miller              Management  For           Voted - For
1J. Election of Director: Suzanne Nora Johnson          Management  For           Voted - For
1K. Election of Director: Ronald A. Rittenmeyer         Management  For           Voted - For
1L. Election of Director: Douglas M. Steenland          Management  For           Voted - For
1M. Election of Director: Theresa M. Stone              Management  For           Voted - For
2   To Approve the American International Group, Inc.
    2013 Omnibus Incentive Plan.                        Management  For           Voted - For
3   To Vote Upon A Non-binding Shareholder Resolution
    to Approve Executive Compensation.                  Management  For           Voted - For
4   To Recommend, by Non-binding Vote, the Frequency of
    Future Executive Compensation Votes.                Management  1 Year        Voted - 1 Year
5   To Act Upon A Proposal to Ratify the Selection of
    PricewaterhouseCoopers LLP As Aig's Independent
    Registered Public Accounting Firm for 2013.         Management  For           Voted - For
6   To Act Upon A Shareholder Proposal Relating to
    Restricting Service on Other Boards by Directors of
    Aig.                                                Shareholder Against       Voted - Against
ANGLOGOLD ASHANTI LIMITED
CUSIP: 035128206 TICKER: AU
Meeting Date: 13-May-13 Meeting Type: Annual
O1  Re-appointment of Ernst & Young Inc. As Auditors of
    the Company                                         Management  For           Voted - For
O2  Election of Mr Mj Kirkwood As A Director            Management  For           Voted - For
O3  Election of Mr Am O'neill As A Director             Management  For           Voted - For


1067




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
O4  Re-election of Mr S Venkatakrishnan As A Director   Management  For           Voted - For
O5  Appointment of Prof Lw Nkuhlu As A Member of the
    Audit and Corporate Governance Committee of the
    Company                                             Management  For           Voted - For
O6  Appointment of Mr Mj Kirkwood As A Member of the
    Audit and Corporate Governance Committee of the
    Company                                             Management  For           Voted - For
O7  Appointment of Mr R Gasant As A Member of the Audit
    and Corporate Governance Committee of the Company   Management  For           Voted - For
O8  Appointment of Ms Np January-bardill As A Member of
    the Audit and Corporate Governance Committee of the
    Company                                             Management  For           Voted - For
O9  General Authority to Directors to Allot and Issue
    Ordinary Shares                                     Management  For           Voted - For
O10 General Authority to Directors to Issue for Cash,
    Those Ordinary Shares Placed Under the Control of
    the Directors in Terms of Ordinary Resolution
    Number 9                                            Management  For           Voted - For
11  Endorsement of the Anglogold Ashanti Remuneration
    Policy                                              Management  For           Voted - For
S1  Increase in Non-executive Directors' Fees           Management  For           Voted - For
S2  Increase in Non-executive Directors' Committee Fees Management  For           Voted - For
S3  Acquisition of Company's Shares                     Management  For           Voted - For
S4  Approval to Grant Financial Assistance in Terms of
    Sections 44 and 45                                  Management  For           Voted - For
ANNALY CAPITAL MANAGEMENT, INC.
CUSIP: 035710409 TICKER: NLY
Meeting Date: 23-May-13 Meeting Type: Annual
1A. Election of Director: Kevin P. Brady                Management  For           Voted - For
1B. Election of Director: E. Wayne Nordberg             Management  For           Voted - For
1C. Election of Director: Kevin G. Keyes                Management  For           Voted - For
1D. Election of Director: John H. Schaefer              Management  For           Voted - For
2   The Management Externalization Proposal to Approve
    our Entering Into A Management Agreement with the
    Manager.                                            Management  For           Voted - For
3   The Proposal to Approve A Non- Binding Advisory
    Resolution on Executive Compensation.               Management  For           Voted - Against
4   Ratification of the Appointment of Ernst & Young
    LLP As Independent Registered Public Accounting
    Firm for the Company for the 2013 Fiscal Year.      Management  For           Voted - For
APPLE INC.
CUSIP: 037833100 TICKER: AAPL
Meeting Date: 27-Feb-13 Meeting Type: Annual
1   Director                                            Management
1   William Campbell                                    Management  For           Voted - For
2   Timothy Cook                                        Management  For           Voted - For
3   Millard Drexler                                     Management  For           Voted - For
4   Al Gore                                             Management  For           Voted - For


1068




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
5   Robert Iger                                         Management  For           Voted - For
6   Andrea Jung                                         Management  For           Voted - For
7   Arthur Levinson                                     Management  For           Voted - For
8   Ronald Sugar                                        Management  For           Voted - For
2   Amendment of Apple's Restated Articles of
    Incorporation to (i) Eliminate Certain Language
    Relating to Term of Office of Directors in Order to
    Facilitate the Adoption of Majority Voting for
    Election of Directors, (ii) Eliminate "blank Check"
    Preferred Stock, (iii) Establish A Par Value for
    Company's Common Stock of $0.00001 Per Share and
    (iv) Make Other Changes.                            Management  For           Voted - For
3   Ratification of the Appointment of Ernst & Young
    LLP As the Company's Independent Registered Public
    Accounting Firm for 2013.                           Management  For           Voted - For
4   A Non-binding Advisory Resolution to Approve
    Executive Compensation.                             Management  For           Voted - For
5   A Shareholder Proposal Entitled "executives to
    Retain Significant Stock."                          Shareholder Against       Voted - Against
6   A Shareholder Proposal Entitled "board Committee on
    Human Rights."                                      Shareholder Against       Voted - Against
BHP BILLITON LIMITED
CUSIP: 088606108 TICKER: BHP
Meeting Date: 29-Nov-12 Meeting Type: Annual
1   To Receive the 2012 Financial Statements and
    Reports for Bhp Billiton Limited and Bhp Billiton
    PLC                                                 Management  For           Voted - For
2   To Elect Pat Davies As A Director of Each of Bhp
    Billiton Limited and Bhp Billiton PLC               Management  For           Voted - For
3   To Re-elect Malcolm Broomhead As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
4   To Re-elect Sir John Buchanan As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
5   To Re-elect Carlos Cordeiro As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
6   To Re-elect David Crawford As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
7   To Re-elect Carolyn Hewson As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
8   To Re-elect Marius Kloppers As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
9   To Re-elect Lindsay Maxsted As A Director of Each
    of Bhp Billiton Limited and Bhp Billiton PLC        Management  For           Voted - For
10  To Re-elect Wayne Murdy As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
11  To Re-elect Keith Rumble As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
12  To Re-elect John Schubert As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
13  To Re-elect Shriti Vadera As A Director of Each of
    Bhp Billiton Limited and Bhp Billiton PLC           Management  For           Voted - For
                                                        1069





                          GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
14  To Re-elect Jac Nasser As A Director of Each of Bhp
    Billiton Limited and Bhp Billiton PLC               Management  For           Voted - For
15  To Reappoint KPMG Audit PLC As the Auditor of Bhp
    Billiton PLC                                        Management  For           Voted - For
16  To Renew the General Authority to Issue Shares in
    Bhp Billiton PLC                                    Management  For           Voted - For
17  To Approve the Authority to Issue Shares in Bhp
    Billiton PLC for Cash                               Management  For           Voted - For
18  To Approve the Repurchase of Shares in Bhp Billiton
    PLC                                                 Management  For           Voted - For
19  To Approve the 2012 Remuneration Report             Management  For           Voted - For
20  To Approve the Grant of Long-term Incentive
    Performance Shares to Marius Kloppers               Management  For           Voted - For
BP P.L.C.
CUSIP: 055622104 TICKER: BP
Meeting Date: 11-Apr-13   Meeting Type: Annual
1   To Receive the Directors' Annual Report and
    Accounts.                                           Management  For           Voted - For
2   To Approve the Directors' Remuneration Report.      Management  For           Voted - For
3   To Re-elect Mr. R W Dudley As A Director.           Management  For           Voted - For
4   To Re-elect Mr. I C Conn As A Director.             Management  For           Voted - For
5   To Re-elect Dr. B Gilvary As A Director.            Management  For           Voted - For
6   To Re-elect Mr. P M Anderson As A Director.         Management  For           Voted - For
7   To Re-elect Admiral F L Bowman As A Director.       Management  For           Voted - For
8   To Re-elect Mr. A Burgmans As A Director.           Management  For           Voted - For
9   To Re-elect Mrs. C B Carroll As A Director.         Management  For           Voted - For
10  To Re-elect Mr. G David As A Director.              Management  For           Voted - For
11  To Re-elect Mr. I E L Davis As A Director.          Management  For           Voted - For
12  To Re-elect Professor Dame Ann Dowling As A
    Director.                                           Management  For           Voted - For
13  To Re-elect Mr. B R Nelson As A Director.           Management  For           Voted - For
14  To Re-elect Mr. F P Nhleko As A Director.           Management  For           Voted - For
15  To Re-elect Mr. A B Shilston As A Director.         Management  For           Voted - For
16  To Re-elect Mr. C-h Svanberg As A Director.         Management  For           Voted - For
17  To Reappoint Ernst & Young LLP As Auditors and
    Authorize the Board to Fix Their Remuneration.      Management  For           Voted - For
S18 Special Resolution: to Give Limited Authority for
    the Purchase of Its Own Shares by the Company.      Management  For           Voted - For
19  To Give Limited Authority to Allot Shares Up to A
    Specified Amount.                                   Management  For           Voted - For
S20 Special Resolution: to Give Authority to Allot A
    Limited Number of Shares for Cash Free of
    Pre-emption Rights.                                 Management  For           Voted - For
S21 Special Resolution: to Authorize the Calling of
    General Meetings (excluding Annual General
    Meetings) by Notice of at Least 14 Clear Days.      Management  For           Voted - Against


1070




                          GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
CANADIAN PACIFIC RAILWAY LIMITED
CUSIP: 13645T100 TICKER: CP
Meeting Date: 01-May-13   Meeting Type: Annual
1   Appointment of Auditor As Named in the Management
    Proxy Circular.                                    Management  For           Voted - For
2   Advisory Vote Accepting the Corporation's Approach
    to Executive Compensation As Disclosed in the
    Management Proxy Circular.                         Management  For           Voted - For
3   Director                                           Management
1   William A. Ackman                                  Management  For           Voted - For
2   Gary F. Colter                                     Management  For           Voted - For
3   Isabelle Courville                                 Management  For           Voted - For
4   Paul G. Haggis                                     Management  For           Voted - For
5   E. Hunter Harrison                                 Management  For           Voted - For
6   Paul C. Hilal                                      Management  For           Voted - For
7   Krystyna T. Hoeg                                   Management  For           Voted - For
8   Richard C. Kelly                                   Management  For           Voted - For
9   Rebecca Macdonald                                  Management  For           Voted - For
10  Dr. Anthony R. Melman                              Management  For           Voted - For
11  Linda J. Morgan                                    Management  For           Voted - For
12  Andrew F. Reardon                                  Management  For           Voted - For
13  Stephen C. Tobias                                  Management  For           Voted - For
CBRE GROUP, INC.
CUSIP: 12504L109 TICKER: CBG
Meeting Date: 09-May-13   Meeting Type: Annual
1   Director                                           Management
1   Richard C. Blum                                    Management  For           Voted - For
2   Brandon B. Boze                                    Management  For           Voted - For
3   Curtis F. Feeny                                    Management  For           Voted - For
4   Bradford M. Freeman                                Management  For           Voted - For
5   Michael Kantor                                     Management  For           Voted - For
6   Frederic V. Malek                                  Management  For           Voted - For
7   Jane J. Su                                         Management  For           Voted - For
8   Robert E. Sulentic                                 Management  For           Voted - For
9   Laura D. Tyson                                     Management  For           Voted - For
10  Gary L. Wilson                                     Management  For           Voted - For
11  Ray Wirta                                          Management  For           Voted - For
2   Ratification of KPMG LLP As our Independent
    Registered Public Accounting Firm for 2013.        Management  For           Voted - For
3   Advisory Vote to Approve Named Executive Officer
    Compensation.                                      Management  For           Voted - For
CELANESE CORPORATION
CUSIP: 150870103 TICKER: CE
Meeting Date: 25-Apr-13   Meeting Type: Annual
1A. Election of Director: Jay V. Ihlenfeld             Management  For           Voted - For
                                                       1071





                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1B. Election of Director: Mark C. Rohr                  Management  For           Voted - For
1C. Election of Director: Farah M. Walters              Management  For           Voted - For
1D. Election of Director: Edward G. Galante             Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
3   To Ratify the Selection of KPMG LLP As our
    Independent Registered Public Accounting Firm for
    2013.                                               Management  For           Voted - For
CIT GROUP INC.
CUSIP: 125581801 TICKER: CIT
Meeting Date: 14-May-13 Meeting Type: Annual
1A. Election of Director: John A. Thain                 Management  For           Voted - For
1B. Election of Director: Michael J. Embler             Management  For           Voted - For
1C. Election of Director: William M. Freeman            Management  For           Voted - For
1D. Election of Director: David M. Moffett              Management  For           Voted - For
1E. Election of Director: R. Brad Oates                 Management  For           Voted - For
1F. Election of Director: Marianne Miller Parrs         Management  For           Voted - For
1G. Election of Director: Gerald Rosenfeld              Management  For           Voted - For
1H. Election of Director: John R. Ryan                  Management  For           Voted - For
1I. Election of Director: Seymour Sternberg             Management  For           Voted - For
1J. Election of Director: Peter J. Tobin                Management  For           Voted - For
1K. Election of Director: Laura S. Unger                Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As Cit's Independent Registered Public
    Accounting Firm and External Auditors for 2013.     Management  For           Voted - For
3   Advisory Vote to Approve Named Executive Officer
    Compensation.                                       Management  For           Voted - For
CROWN CASTLE INTERNATIONAL CORP
CUSIP: 228227104 TICKER: CCI
Meeting Date: 23-May-13 Meeting Type: Annual
1A. Election of Director: Edward C. Hutcheson, Jr.      Management  For           Voted - For
1B. Election of Director: J. Landis Martin              Management  For           Voted - For
1C. Election of Director: W. Benjamin Moreland          Management  For           Voted - For
2   The Ratification of the Appointment of
    PricewaterhouseCoopers LLP As the Company's
    Independent Registered Public Accountants for
    Fiscal Year 2013.                                   Management  For           Voted - For
3   The Proposal to Approve the Company's 2013
    Long-term Incentive Plan.                           Management  For           Voted - For
4   The Amendment to the Company's Amended and Restated
    Certificate of Incorporation to Declassify the
    Company's Board of Directors.                       Management  For           Voted - For
5   The Non-binding, Advisory Vote Regarding the
    Compensation of the Company's Named Executive
    Officers.                                           Management  For           Voted - For


1072




                            GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
CUMULUS MEDIA INC.
CUSIP: 231082108 TICKER: CMLS
Meeting Date: 10-May-13     Meeting Type: Annual
1   Director                                           Management
1   Lewis W. Dickey, Jr.                               Management  For           Voted - For
2   Ralph B. Everett                                   Management  For           Voted - For
3   Alexis Glick                                       Management  For           Voted - For
4   Jeffrey A. Marcus                                  Management  For           Voted - For
5   Arthur J. Reimers                                  Management  For           Voted - For
6   Robert H. Sheridan, III                            Management  For           Voted - For
7   David M. Tolley                                    Management  For           Voted - For
2   Proposal to Approve, on an Advisory Basis, the
    Compensation Paid to the Company's Named Executive
    Officers.                                          Management  For           Voted - For
3   Proposal to Approve, on an Advisory Basis, the
    Frequency on Which the Company Will Hold Advisory
    Votes on the Compensation Paid to the Company's
    Named Executive Officers.                          Management  1 Year        Voted - 1 Year
4   Proposal to Ratify the Appointment of
    PricewaterhouseCoopers LLP As the Company's
    Independent Registered Public Accounting Firm for
    2013.                                              Management  For           Voted - For
CYTEC INDUSTRIES INC.
CUSIP: 232820100 TICKER: CYT
Meeting Date: 18-Apr-13     Meeting Type: Annual
1A. Election of Director: Chris A. Davis               Management  For           Voted - For
1B. Election of Director: Shane D. Fleming             Management  For           Voted - For
1C. Election of Director: Louis L. Hoynes Jr.          Management  For           Voted - For
1D. Election of Director: William P. Powell            Management  For           Voted - For
2   Ratification of KPMG LLP As the Company's Auditors
    for 2013.                                          Management  For           Voted - For
3   Approve, by Non-binding Vote, the Compensation of
    our Named Executive Officers.                      Management  For           Voted - For
DELPHI AUTOMOTIVE PLC
CUSIP: G27823106 TICKER: DLPH
Meeting Date: 25-Apr-13     Meeting Type: Annual
1   Election of Director: Gary L. Cowger               Management  For           Voted - For
2   Election of Director: Nicholas M. Donofrio         Management  For           Voted - For
3   Election of Director: Mark P. Frissora             Management  For           Voted - For
4   Election of Director: Rajiv L. Gupta               Management  For           Voted - For
5   Election of Director: John A. Krol                 Management  For           Voted - For
6   Election of Director: J. Randall Macdonald         Management  For           Voted - For
7   Election of Director: Sean O. Mahoney              Management  For           Voted - For
8   Election of Director: Rodney O'neal                Management  For           Voted - For
9   Election of Director: Thomas W. Sidlik             Management  For           Voted - For
10  Election of Director: Bernd Wiedemann              Management  For           Voted - For


1073




                           GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
11  Election of Director: Lawrence A. Zimmerman         Management  For           Voted - For
12  To Re-appoint Auditors, Ratify Independent Public
    Accounting Firm & Authorize Directors to Determine
    Fees Paid to Auditors.                              Management  For           Voted - For
13  Say on Pay - to Approve, by Advisory Vote,
    Executive Compensation.                             Management  For           Voted - For
DIAMONDBACK ENERGY INC.
CUSIP: 25278X109 TICKER: FANG
Meeting Date: 03-Jun-13    Meeting Type: Annual
1   Director                                            Management
1   Steven E. West                                      Management  For           Voted - For
2   Michael P. Cross                                    Management  For           Voted - For
3   Travis D. Stice                                     Management  For           Voted - For
4   David L. Houston                                    Management  For           Voted - For
5   Mark L. Plaumann                                    Management  For           Voted - For
2   Proposal to Ratify the Appointment of Grant
    Thornton LLP As the Company's Independent Auditors
    for the Fiscal Year Ending December 31, 2013        Management  For           Voted - For
EDUCATION MANAGEMENT CORPORATION
CUSIP: 28140M103 TICKER: EDMC
Meeting Date: 02-Nov-12    Meeting Type: Annual
1   Director                                            Management
1   Edward H. West                                      Management  For           Vote Withheld
2   Mick J. Beekhuizen                                  Management  For           Vote Withheld
3   Samuel C. Cowley                                    Management  For           Voted - For
4   Adrian M. Jones                                     Management  For           Vote Withheld
5   Jeffrey T. Leeds                                    Management  For           Vote Withheld
6   John R. Mckernan, Jr.                               Management  For           Vote Withheld
7   Leo F. Mullin                                       Management  For           Vote Withheld
8   Brian A. Napack                                     Management  For           Vote Withheld
9   Todd S. Nelson                                      Management  For           Vote Withheld
10  Paul J. Salem                                       Management  For           Vote Withheld
11  Peter O. Wilde                                      Management  For           Vote Withheld
2   Ratification of Appointment of Ernst & Young LLP As
    Independent Registered Public Accounting Firm for
    Fiscal Year 2013.                                   Management  For           Voted - For
ELI LILLY AND COMPANY
CUSIP: 532457108 TICKER: LLY
Meeting Date: 06-May-13    Meeting Type: Annual
1A. Election of Director: R. Alvarez                    Management  For           Voted - For
1B. Election of Director: W. Bischoff                   Management  For           Voted - For
1C. Election of Director: R.d. Hoover                   Management  For           Voted - For
1D. Election of Director: F.g. Prendergast              Management  For           Voted - For
1E. Election of Director: K.p. Seifert                  Management  For           Voted - For
                                                        1074





                         GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
2   Ratification of the Appointment by the Audit
    Committee of the Board of Directors of Ernst &
    Young LLP As Principal Independent Auditor for 2013. Management  For           Voted - For
3   Approve, by Non-binding Vote, Compensation Paid to
    the Company's Named Executive Officers.              Management  For           Voted - For
4   Reapprove Material Terms of the Performance Goals
    for the 2002 Lilly Stock Plan.                       Management  For           Voted - For
EQUINIX, INC.
CUSIP: 29444U502 TICKER: EQIX
Meeting Date: 05-Jun-13  Meeting Type: Annual
1   Director                                             Management
1   Thomas Bartlett                                      Management  For           Voted - For
2   Gary Hromadko                                        Management  For           Voted - For
3   Scott Kriens                                         Management  For           Voted - For
4   William Luby                                         Management  For           Voted - For
5   Irving Lyons, III                                    Management  For           Voted - For
6   Christopher Paisley                                  Management  For           Voted - For
7   Stephen Smith                                        Management  For           Voted - For
8   Peter Van Camp                                       Management  For           Voted - For
2   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                            Management  For           Voted - For
3   To Approve by A Non-binding Advisory Vote the
    Compensation of the Company's Named Executive
    Officers.                                            Management  For           Voted - For
4   To Approve an Amendment to our Amended and Restated
    Certificate of Incorporation to Permit Holders of
    Record of at Least Twenty-five Percent (25%) of the
    Voting Power of our Outstanding Capital Stock to
    Take Action by Written Consent.                      Management  For           Voted - For
GAMESTOP CORP.
CUSIP: 36467W109 TICKER: GME
Meeting Date: 25-Jun-13  Meeting Type: Annual
1.1 Election of Director: Jerome L. Davis                Management  For           Voted - For
1.2 Election of Director: R. Richard Fontaine            Management  For           Voted - For
1.3 Election of Director: Steven R. Koonin               Management  For           Voted - For
1.4 Election of Director: Stephanie M. Shern             Management  For           Voted - For
2   To Vote for and Approve, on A Non- Binding,
    Advisory Basis, the Compensation of the Named
    Executive Officers of the Company.                   Management  For           Voted - Against
3   Approve the Amendment to Gamestop Corp.'s Second
    Amended and Restated Certificate of Incorporation
    to Declassify the Board of Directors.                Management  For           Voted - For
4   Approve the Gamestop Corp. Amended and Restated
    2011 Incentive Plan.                                 Management  For           Voted - For


1075




                          GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
GOOGLE INC.
CUSIP: 38259P508 TICKER: GOOG
Meeting Date: 06-Jun-13   Meeting Type: Annual
1   Director                                            Management
1   Larry Page                                          Management  For           Voted - For
2   Sergey Brin                                         Management  For           Voted - For
3   Eric E. Schmidt                                     Management  For           Voted - For
4   L. John Doerr                                       Management  For           Voted - For
5   Diane B. Greene                                     Management  For           Voted - For
6   John L. Hennessy                                    Management  For           Voted - For
7   Ann Mather                                          Management  For           Voted - For
8   Paul S. Otellini                                    Management  For           Voted - For
9   K. Ram Shriram                                      Management  For           Voted - For
10  Shirley M. Tilghman                                 Management  For           Voted - For
2   The Ratification of the Appointment of Ernst &
    Young LLP As Google's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
3   A Stockholder Proposal Regarding A Report on Lead
    Batteries in Google's Supply Chain, If Properly
    Presented at the Meeting.                           Shareholder Against       Voted - Against
4   A Stockholder Proposal Regarding Equal Shareholder
    Voting, If Properly Presented at the Meeting.       Shareholder Against       Voted - For
5   A Stockholder Proposal Regarding Executive Stock
    Retention, If Properly Presented at the Meeting.    Shareholder Against       Voted - Against
6   A Stockholder Proposal Regarding Succession
    Planning, If Properly Presented at the Meeting.     Shareholder Against       Voted - Against
HUDSON PACIFIC PROPERTIES, INC.
CUSIP: 444097109 TICKER: HPP
Meeting Date: 17-May-13   Meeting Type: Annual
1   Director                                            Management
1   Victor J. Coleman                                   Management  For           Voted - For
2   Howard S. Stern                                     Management  For           Voted - For
3   Theodore R. Antenucci                               Management  For           Voted - For
4   Richard B. Fried                                    Management  For           Voted - For
5   Jonathan M. Glaser                                  Management  For           Voted - For
6   Mark D. Linehan                                     Management  For           Voted - For
7   Robert M. Moran, Jr.                                Management  For           Voted - For
8   Barry A. Porter                                     Management  For           Voted - For
9   Patrick Whitesell                                   Management  For           Voted - For
2   The Ratification of the Appointment of Ernst &
    Young LLP As our Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
3   The Advisory Approval of the Company's Executive
    Compensation, As More Fully Described in the
    Enclosed Proxy Statement.                           Management  For           Voted - Against


1076




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
JPMORGAN CHASE & CO.
CUSIP: 46625H100 TICKER: JPM
Meeting Date: 21-May-13 Meeting Type: Annual
1A. Election of Director: James A. Bell                Management  For           Voted - For
1B. Election of Director: Crandall C. Bowles           Management  For           Voted - For
1C. Election of Director: Stephen B. Burke             Management  For           Voted - For
1D. Election of Director: David M. Cote                Management  For           Voted - For
1E. Election of Director: James S. Crown               Management  For           Voted - For
1F. Election of Director: James Dimon                  Management  For           Voted - For
1G. Election of Director: Timothy P. Flynn             Management  For           Voted - For
1H. Election of Director: Ellen V. Futter              Management  For           Voted - For
1I. Election of Director: Laban P. Jackson, Jr.        Management  For           Voted - For
1J. Election of Director: Lee R. Raymond               Management  For           Voted - For
1K. Election of Director: William C. Weldon            Management  For           Voted - For
2   Ratification of Independent Registered Public
    Accounting Firm                                    Management  For           Voted - For
3   Advisory Resolution to Approve Executive
    Compensation                                       Management  For           Voted - For
4   Amendment to the Firm's Restated Certificate of
    Incorporation to Authorize Shareholder Action by
    Written Consent                                    Management  For           Voted - For
5   Reapproval of Key Executive Performance Plan       Management  For           Voted - For
6   Require Separation of Chairman and Ceo             Shareholder Against       Voted - For
7   Require Executives to Retain Significant Stock
    Until Reaching Normal Retirement Age               Shareholder Against       Voted - Against
8   Adopt Procedures to Avoid Holding Or Recommending
    Investments That Contribute to Human Rights
    Violations                                         Shareholder Against       Voted - Against
9   Disclose Firm Payments Used Directly Or Indirectly
    for Lobbying, Including Specific Amounts and
    Recipients' Names                                  Shareholder Against       Voted - Against
KRAFT FOODS GROUP, INC.
CUSIP: 50076Q106 TICKER: KRFT
Meeting Date: 22-May-13 Meeting Type: Annual
1A. Election of Director: Abelardo E. Bru              Management  For           Voted - For
1B. Election of Director: Jeanne P. Jackson            Management  For           Voted - For
1C. Election of Director: E. Follin Smith              Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.   Management  For           Voted - For
3   Advisory Vote on the Frequency of an Executive
    Compensation Vote.                                 Management  1 Year        Voted - 1 Year
4   Approval of the Material Terms for
    Performance-based Awards Under the Kraft Foods
    Group, Inc. 2012 Performance Incentive Plan.       Management  For           Voted - For
5   Ratification of the Selection of
    PricewaterhouseCoopers LLP As our Independent
    Auditors for the Fiscal Year Ending December 28,
    2013.                                              Management  For           Voted - For


1077




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   Shareholder Proposal: Label Genetically Engineered
    Products.                                           Shareholder Against       Voted - Against
LIFE TECHNOLOGIES CORPORATION
CUSIP: 53217V109 TICKER: LIFE
Meeting Date: 24-Apr-13 Meeting Type: Annual
1.1 Election of Director: George F. Adam, Jr.           Management  For           Voted - For
1.2 Election of Director: Raymond V. Dittamore          Management  For           Voted - For
1.3 Election of Director: Donald W. Grimm               Management  For           Voted - For
1.4 Election of Director: Craig J. Mundie               Management  For           Voted - For
1.5 Election of Director: Ora H. Pescovitz, M.D.        Management  For           Voted - For
1.6 Election of Director: Per A. Peterson, Ph.D.        Management  For           Voted - For
2   Ratification of Appointment of Ernst & Young LLP As
    the Independent Registered Public Accounting Firm
    for the Company for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
3   Approval of A Non-binding Advisory Resolution
    Regarding the Compensation of the Company's Named
    Executive Officers for the Fiscal Year Ended
    December 31, 2012.                                  Management  For           Voted - Against
4   Approval of the Company's 2013 Equity Incentive
    Plan.                                               Management  For           Voted - For
LOCKHEED MARTIN CORPORATION
CUSIP: 539830109 TICKER: LMT
Meeting Date: 25-Apr-13 Meeting Type: Annual
1A. Election of Director: Nolan D. Archibald            Management  For           Voted - For
1B. Election of Director: Rosalind G. Brewer            Management  For           Voted - For
1C. Election of Director: David B. Burritt              Management  For           Voted - For
1D. Election of Director: James O. Ellis, Jr.           Management  For           Voted - For
1E. Election of Director: Thomas J. Falk                Management  For           Voted - For
1F. Election of Director: Marillyn A. Hewson            Management  For           Voted - For
1G. Election of Director: Gwendolyn S. King             Management  For           Voted - For
1H. Election of Director: James M. Loy                  Management  For           Voted - For
1I. Election of Director: Douglas H. Mccorkindale       Management  For           Voted - For
1J. Election of Director: Joseph W. Ralston             Management  For           Voted - For
1K. Election of Director: Anne Stevens                  Management  For           Voted - For
1L. Election of Director: Robert J. Stevens             Management  For           Voted - For
2   Ratification of Appointment of Ernst & Young LLP As
    Independent Auditors for 2013                       Management  For           Voted - For
3   Advisory Vote to Approve the Compensation of our
    Named Executive Officers ("say-on-pay")             Management  For           Voted - Against
4   Stockholder Action by Written Consent               Shareholder Against       Voted - For
5   Adopt A Policy That Requires the Board Chairman to
    be an Independent Director                          Shareholder Against       Voted - For
6   Report on Corporate Lobbying Expenditures           Shareholder Against       Voted - Against


1078




                         GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
MAGNACHIP SEMICONDUCTOR CORP
CUSIP: 55933J203 TICKER: MX
Meeting Date: 29-May-13  Meeting Type: Annual
1   Director                                            Management
1   Randal Klein                                        Management  For           Voted - For
2   Nader Tavakoli                                      Management  For           Voted - For
2   Ratification of the Board's Selection of Samil
    PricewaterhouseCoopers As the Company's Auditor for
    2013.                                               Management  For           Voted - For
MERCK & CO., INC.
CUSIP: 58933Y105 TICKER: MRK
Meeting Date: 28-May-13  Meeting Type: Annual
1A. Election of Director: Leslie A. Brun                Management  For           Voted - For
1B. Election of Director: Thomas R. Cech                Management  For           Voted - For
1C. Election of Director: Kenneth C. Frazier            Management  For           Voted - For
1D. Election of Director: Thomas H. Glocer              Management  For           Voted - For
1E. Election of Director: William B. Harrison Jr.       Management  For           Voted - For
1F. Election of Director: C. Robert Kidder              Management  For           Voted - For
1G. Election of Director: Rochelle B. Lazarus           Management  For           Voted - For
1H. Election of Director: Carlos E. Represas            Management  For           Voted - For
1I. Election of Director: Patricia F. Russo             Management  For           Voted - For
1J. Election of Director: Craig B. Thompson             Management  For           Voted - For
1K. Election of Director: Wendell P. Weeks              Management  For           Voted - For
1L. Election of Director: Peter C. Wendell              Management  For           Voted - For
2   Ratification of the Appointment of the Company's
    Independent Registered Public Accounting Firm for
    2013.                                               Management  For           Voted - For
3   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - For
4   Shareholder Proposal Concerning Shareholders' Right
    to Act by Written Consent.                          Shareholder Against       Voted - For
5   Shareholder Proposal Concerning Special Shareowner
    Meetings.                                           Shareholder Against       Voted - Against
6   Shareholder Proposal Concerning A Report on
    Charitable and Political Contributions.             Shareholder Against       Voted - Against
7   Shareholder Proposal Concerning A Report on
    Lobbying Activities.                                Shareholder Against       Voted - Against
MICROSOFT CORPORATION
CUSIP: 594918104 TICKER: MSFT
Meeting Date: 28-Nov-12  Meeting Type: Annual
1   Election of Director: Steven A. Ballmer             Management  For           Voted - For
2   Election of Director: Dina Dublon                   Management  For           Voted - For
3   Election of Director: William H. Gates III          Management  For           Voted - For
4   Election of Director: Maria M. Klawe                Management  For           Voted - For
5   Election of Director: Stephen J. Luczo              Management  For           Voted - For
6   Election of Director: David F. Marquardt            Management  For           Voted - For


1079




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
7   Election of Director: Charles H. Noski              Management  For           Voted - For
8   Election of Director: Helmut Panke                  Management  For           Voted - For
9   Election of Director: John W. Thompson              Management  For           Voted - For
10  Advisory Vote on Named Executive Officer
    Compensation (the Board Recommends A Vote for This
    Proposal)                                           Management  For           Voted - For
11  Approval of Employee Stock Purchase Plan (the Board
    Recommends A Vote for This Proposal)                Management  For           Voted - For
12  Ratification of Deloitte & Touche LLP As our
    Independent Auditor for Fiscal Year 2013 (the Board
    Recommends A Vote for This Proposal)                Management  For           Voted - For
13  Shareholder Proposal - Adopt Cumulative Voting (the
    Board Recommends A Vote Against This Proposal)      Shareholder Against       Voted - Against
MOTOROLA SOLUTIONS, INC.
CUSIP: 620076307 TICKER: MSI
Meeting Date: 06-May-13 Meeting Type: Annual
1A. Election of Director: Gregory Q. Brown              Management  For           Voted - For
1B. Election of Director: William J. Bratton            Management  For           Voted - For
1C. Election of Director: Kenneth C. Dahlberg           Management  For           Voted - For
1D. Election of Director: David W. Dorman               Management  For           Voted - For
1E. Election of Director: Michael V. Hayden             Management  For           Voted - For
1F. Election of Director: Judy C. Lewent                Management  For           Voted - For
1G. Election of Director: Anne R. Pramaggiore           Management  For           Voted - For
1H. Election of Director: Samuel C. Scott, III          Management  For           Voted - For
1I. Election of Director: Bradley E. Singer             Management  For           Voted - For
1J. Election of Director: John A. White                 Management  For           Voted - For
2   Advisory Approval of the Company's Executive
    Compensation.                                       Management  For           Voted - For
3   Ratification of the Appointment of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Firm for 2013.                                      Management  For           Voted - For
4   Stockholder Proposal Re: Encourage Supplier(s) to
    Publish an Annual Sustainability Report.            Shareholder Against       Voted - Against
5   Stockholder Proposal Re: Political Disclosure and
    Accountability.                                     Shareholder Against       Voted - Against
NATIONSTAR MORTGAGE HOLDINGS INC
CUSIP: 63861C109 TICKER: NSM
Meeting Date: 22-May-13 Meeting Type: Annual
1   Director                                            Management
1   Roy A. Guthrie                                      Management  For           Voted - For
2   Michael D. Malone                                   Management  For           Voted - For
2   The Ratification of Ernst & Young LLP As
    Nationstar's Independent Registered Public
    Accounting Firm for the Year Ending December 31,
    2013.                                               Management  For           Voted - For


1080




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
NEWS CORPORATION
CUSIP: 6.52E+108 TICKER: NWSA
Meeting Date: 11-Jun-13 Meeting Type: Special
1   Amendment to Parent's Restated Certificate of
    Incorporation Clarifying our Ability to Make
    Distributions in Comparable Securities in
    Connection with Separation Transactions, Including
    the Separation.                                     Management  For           Voted - For
2   Amendment to Parent's Restated Certificate of
    Incorporation to Allow Us to Make Certain
    Distributions on Subsidiary-owned Shares and Create
    Additional Subsidiary-owned Shares.                 Management  For           Voted - For
NEWS CORPORATION
CUSIP: 6.52E+207 TICKER: NWS
Meeting Date: 11-Jun-13 Meeting Type: Special
1   Amendment to Parent's Restated Certificate of
    Incorporation Clarifying our Ability to Make
    Distributions in Comparable Securities in
    Connection with Separation Transactions, Including
    the Separation.                                     Management  For           Voted - For
2   Amendment to Parent's Restated Certificate of
    Incorporation to Allow Us to Make Certain
    Distributions on Subsidiary-owned Shares and Create
    Additional Subsidiary-owned Shares.                 Management  For           Voted - For
3   Amendment to Parent's Restated Certificate of
    Incorporation to Change our Name.                   Management  For           Voted - For
4   Citizenship Certification - Please Mark "yes" If
    the Stock is Owned of Record Or Beneficially by A
    U.S. Stockholder, Or Mark "no" If Such Stock is
    Owned of Record Or Beneficially by A Non-u.s.
    Stockholder. (please Refer to Appendix B of the
    Proxy Statement for Additional Guidance.)           Management  For           Voted - Against
NORTEK, INC.
CUSIP: 656559309 TICKER: NTK
Meeting Date: 09-May-13 Meeting Type: Annual
1   Director                                            Management
1   John T. Coleman                                     Management  For           Voted - For
2   Thomas A. Keenan                                    Management  For           Voted - For
3   J. David Smith                                      Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending December 31, 2013.       Management  For           Voted - For
NXP SEMICONDUCTOR NV
CUSIP: N6596X109 TICKER: NXPI
Meeting Date: 30-May-13 Meeting Type: Annual
1B. Adoption of the Annual Accounts                     Management  For           Voted - For
                                                        1081





                          GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2A. Granting Discharge to the Directors for Their
    Management During the Past Financial Year           Management  For           Voted - For
3A. Proposal to Re-appoint Mr. R.l. Clemmer As
    Executive Director of the Company with Effect from
    May 30, 2013                                        Management  For           Voted - For
3B. Proposal to Re-appoint Sir Peter Bonfield and
    Non-executive Director of the Company with Effect
    from May 30, 2013                                   Management  For           Voted - For
3C. Proposal to Re-appoint Mr. J.p. Huth As
    Non-executive Director of the Company with Effect
    from May 30, 2013                                   Management  For           Voted - For
3D. Proposal to Re-appoint Mr. R. Mackenzie As
    Non-executive Director of the Company with Effect
    from May 30, 2013                                   Management  For           Voted - For
3E. Proposal to Re-appoint Mr. E. Durban As
    Non-executive Director of the Company with Effect
    from May 30, 2013                                   Management  For           Voted - For
3F. Proposal to Re-appoint Mr. K.a. Goldman As
    Non-executive Director of the Company with Effect
    from May 30, 2013                                   Management  For           Voted - For
3G. Proposal to Re-appoint Mr. J. Kaeser As
    Non-executive Director of the Company with Effect
    from May 30, 2013                                   Management  For           Voted - For
3H. Proposal to Re-appoint Mr. I. Loring As
    Non-executive Director of the Company with Effect
    from May 30, 2013                                   Management  For           Voted - For
3I. Proposal to Re-appoint Mr. M. Plantevin As
    Non-executive Director of the Company with Effect
    from May 30, 2013                                   Management  For           Voted - For
3J. Proposal to Re-appoint Mr. V. Bhatia As
    Non-executive Director of the Company with Effect
    from May 30, 2013                                   Management  For           Voted - For
3K. Proposal to Appoint Mr. J.-p. Saad As Non-executive
    Director of the Company with Effect from May 30,
    2013                                                Management  For           Voted - For
4   Authorization to Repurchase Shares in the Company's
    Capital                                             Management  For           Abstain
OWENS-ILLINOIS, INC.
CUSIP: 690768403 TICKER: OI
Meeting Date: 17-May-13   Meeting Type: Annual
1   Director                                            Management
1   Jay L. Geldmacher                                   Management  For           Voted - For
2   Albert P.l. Stroucken                               Management  For           Voted - For
3   Dennis K. Williams                                  Management  For           Voted - For
4   Thomas L. Young                                     Management  For           Voted - For
2   To Ratify the Selection of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm for 2013.                                      Management  For           Voted - For
3   To Approve, by Advisory Vote, the Company's Named
    Executive Officer Compensation.                     Management  For           Voted - For


1082




                           GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
PANDORA MEDIA, INC.
CUSIP: 698354107 TICKER: P
Meeting Date: 05-Jun-13    Meeting Type: Annual
1   Director                                            Management
1   James M.p. Feuille                                  Management  For           Voted - For
2   Peter Gotcher                                       Management  For           Voted - For
2   To Ratify the Appointment of Ernst & Young LLP, As
    our Independent Registered Public Accounting Firm
    for the Fiscal Year Ending January 31, 2014.        Management  For           Voted - For
PHH CORPORATION
CUSIP: 693320202 TICKER: PHH
Meeting Date: 12-Jun-13    Meeting Type: Annual
1   Director                                            Management
1   Jane D. Carlin                                      Management  For           Voted - For
2   Thomas P. Gibbons                                   Management  For           Voted - For
3   Deborah M. Reif                                     Management  For           Voted - For
4   Carroll R. Wetzel, Jr.                              Management  For           Voted - For
5   Jon A. Boscia                                       Management  For           Voted - For
6   Glen A. Messina                                     Management  For           Voted - For
7   Charles P. Pizzi                                    Management  For           Voted - For
8   James O. Egan                                       Management  For           Voted - For
9   Allan Z. Loren                                      Management  For           Voted - For
10  Gregory J. Parseghian                               Management  For           Voted - For
11  Jane D. Carlin                                      Management  For           Voted - For
12  Thomas P. Gibbons                                   Management  For           Voted - For
13  Deborah M. Reif                                     Management  For           Voted - For
14  Carroll R. Wetzel, Jr.                              Management  For           Voted - For
2   To Approve the Amendment to the Charter of the
    Company to Declassify the Board of Directors As
    Contemplated by the Articles of Amendment.          Management  For           Voted - For
3   To Ratify the Selection of Deloitte & Touche LLP As
    the Company's Independent Registered Public
    Accounting Firm for the Fiscal Year Ending December
    31, 2013.                                           Management  For           Voted - For
4   To Approve an Advisory Resolution Approving the
    Compensation of our Named Executive Officers.       Management  For           Voted - Against
PIONEER NATURAL RESOURCES COMPANY
CUSIP: 723787107 TICKER: PXD
Meeting Date: 23-May-13    Meeting Type: Annual
1.1 Election of Director: Timothy L. Dove               Management  For           Voted - For
1.2 Election of Director: Charles E. Ramsey, Jr.        Management  For           Voted - For
1.3 Election of Director: Frank A. Risch                Management  For           Voted - For
2   Ratification of Selection of Independent Registered
    Public Accounting Firm                              Management  For           Voted - For
3   Advisory Vote to Approve Executive Officer
    Compensation                                        Management  For           Voted - For


1083




                           GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
4   Stockholder Proposal Relating to Hydraulic
    Fracturing Disclosure                               Shareholder Against       Voted - Against
SEMGROUP CORPORATION
CUSIP: 81663A105 TICKER: SEMG
Meeting Date: 22-May-13    Meeting Type: Annual
1   Director                                            Management
1   Ronald A. Ballschmiede                              Management  For           Voted - For
2   Sarah M. Barpoulis                                  Management  For           Voted - For
3   John F. Chlebowski                                  Management  For           Voted - For
4   Karl F. Kurz                                        Management  For           Voted - For
5   James H. Lytal                                      Management  For           Voted - For
6   Thomas R. Mcdaniel                                  Management  For           Voted - For
7   Norman J. Szydlowski                                Management  For           Voted - For
2   To Approve, on A Non-binding Advisory Basis, the
    Compensation of the Company's Named Executive
    Officers.                                           Management  For           Voted - For
3   To Approve the Semgroup Employee Stock Purchase
    Plan.                                               Management  For           Voted - For
4   Ratification of Bdo Usa, LLP As Independent
    Registered Public Accounting Firm for 2013.         Management  For           Voted - For
SENSATA TECHNOLOGIES HOLDING N.V.
CUSIP: N7902X106 TICKER: ST
Meeting Date: 22-May-13    Meeting Type: Annual
1   Director                                            Management
1   Thomas Wroe, Jr.                                    Management  For           Voted - For
2   Martha Sullivan                                     Management  For           Voted - For
3   Lewis B. Campbell                                   Management  For           Voted - For
4   Paul Edgerley                                       Management  For           Voted - For
5   Michael J. Jacobson                                 Management  For           Voted - For
6   John Lewis                                          Management  For           Voted - For
7   Charles W. Peffer                                   Management  For           Voted - For
8   Kirk P. Pond                                        Management  For           Voted - For
9   Michael Ward                                        Management  For           Voted - For
10  Stephen Zide                                        Management  For           Voted - For
2   Ratify the Selection of Ernst & Young LLP As
    Independent Auditor for the 2013 Fiscal Year.       Management  For           Voted - For
3   Adopt the Dutch Statutory Annual Accounts for 2012
    and to Authorize the Preparation of our 2012 Annual
    Accounts and Annual Report of our Management in the
    English Language.                                   Management  For           Voted - For
4   Discharge Members of our Board of Directors from
    Certain Liabilities for Fiscal Year 2012.           Management  For           Voted - For
5   Amend the Remuneration Policy of our Board of
    Directors.                                          Management  For           Voted - For
6   Extend to our Board of Directors the Authority to
    Repurchase Up to 10% of the Outstanding Shares in
    the Capital of the Company for 18 Months from the


1084




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    General Meeting at Prices Per Share Not Less Than
    the Nominal Value of A Share and Not Higher Than
    110% of the Market Price at the Time of the
    Transaction.                                        Management  For           Voted - For
7   Amend the 2010 Equity Plan to Increase the Number
    of Ordinary Shares Reserved and Available for
    Issuance by 5,000,000 Shares to A Total of
    10,000,000 Shares, and Increase the Number of
    Ordinary Shares with Respect to Which Incentive
    Stock Options May be Granted by 5,000,000 Shares to
    A Total of 10,000,000 Shares.                       Management  For           Voted - For
SLM CORPORATION
CUSIP: 78442P106 TICKER: SLM
Meeting Date: 30-May-13 Meeting Type: Annual
1A. Election of Director: Ann Torre Bates               Management  For           Voted - For
1B. Election of Director: W.m. Diefenderfer III         Management  For           Voted - For
1C. Election of Director: Diane Suitt Gilleland         Management  For           Voted - For
1D. Election of Director: Earl A. Goode                 Management  For           Voted - For
1E. Election of Director: Ronald F. Hunt                Management  For           Voted - For
1F. Election of Director: Albert L. Lord                Management  For           Voted - For
1G. Election of Director: Barry A. Munitz               Management  For           Voted - For
1H. Election of Director: Howard H. Newman              Management  For           Voted - For
1I. Election of Director: Frank C. Puleo                Management  For           Voted - For
1J. Election of Director: Wolfgang Schoellkopf          Management  For           Voted - For
1K. Election of Director: Steven L. Shapiro             Management  For           Voted - For
1L. Election of Director: Anthony P. Terracciano        Management  For           Voted - For
1M. Election of Director: Barry L. Williams             Management  For           Voted - For
2   Advisory Approval of the Company's Executive
    Compensation.                                       Management  For           Voted - For
3   Ratification of the Appointment of KPMG LLP As the
    Company's Independent Registered Public Accounting
    Firm for 2013.                                      Management  For           Voted - For
4   Stockholder Proposal Regarding Disclosure of
    Lobbying Expenditures and Contributions.            Shareholder Against       Voted - For
SPIRIT AEROSYSTEMS HOLDINGS INC
CUSIP: 848574109 TICKER: SPR
Meeting Date: 30-Apr-13 Meeting Type: Annual
1   Director                                            Management
1   Charles L. Chadwell                                 Management  For           Voted - For
2   Ivor Evans                                          Management  For           Voted - For
3   Paul Fulchino                                       Management  For           Voted - For
4   Richard Gephardt                                    Management  For           Voted - For
5   Robert Johnson                                      Management  For           Voted - For
6   Ronald Kadish                                       Management  For           Voted - For
7   Larry A. Lawson                                     Management  For           Voted - For
8   Tawfiq Popatia                                      Management  For           Voted - For
9   Francis Raborn                                      Management  For           Voted - For


1085




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
10  Jeffrey L. Turner                                   Management  For           Voted - For
2   Ratify the Selection of PricewaterhouseCoopers LLP. Management  For           Voted - For
SPIRIT REALTY CAPITAL INC.
CUSIP: 84860F109 TICKER: SRC
Meeting Date: 12-Jun-13 Meeting Type: Special
1   To Approve the Merger and the Other Transactions
    Contemplated by the Merger Agreement.               Management  For           Voted - Against
2   To Adjourn the Special Meeting to A Later Date Or
    Dates, If Necessary Or Appropriate, to Solicit
    Additional Proxies in Favor of the Proposal to
    Approve the Merger and the Other Transactions
    Contemplated by the Merger Agreement.               Management  For           Voted - Against
TARGA RESOURCES CORP.
CUSIP: 87612G101 TICKER: TRGP
Meeting Date: 20-May-13 Meeting Type: Annual
1   Director                                            Management
1   Rene R. Joyce                                       Management  For           Voted - For
2   Peter R. Kagan                                      Management  For           Voted - For
3   Chris Tong                                          Management  For           Voted - For
2   Ratification of Selection of Independent Auditors.  Management  For           Voted - For
THE HARTFORD FINANCIAL SVCS GROUP, INC.
CUSIP: 416515104 TICKER: HIG
Meeting Date: 15-May-13 Meeting Type: Annual
1A. Election of Director: Robert B. Allardice, III      Management  For           Voted - For
1B. Election of Director: Trevor Fetter                 Management  For           Voted - For
1C. Election of Director: Paul G. Kirk, Jr.             Management  For           Voted - For
1D. Election of Director: Liam E. Mcgee                 Management  For           Voted - For
1E. Election of Director: Kathryn A. Mikells            Management  For           Voted - For
1F. Election of Director: Michael G. Morris             Management  For           Voted - For
1G. Election of Director: Thomas A. Renyi               Management  For           Voted - For
1H. Election of Director: Charles B. Strauss            Management  For           Voted - For
1I. Election of Director: H. Patrick Swygert            Management  For           Voted - For
2   Ratification of the Appointment of Deloitte &
    Touche LLP As the Independent Registered Public
    Accounting Firm of the Company for the Fiscal Year
    Ending December 31, 2013                            Management  For           Voted - For
3   Management Proposal to Approve, on A Non-binding
    Advisory Basis, the Compensation of the Company's
    Named Executive Officers As Disclosed in the
    Company's Proxy Statement                           Management  For           Voted - Against


1086




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
VIASAT, INC.
CUSIP: 92552V100 TICKER: VSAT
Meeting Date: 20-Sep-12 Meeting Type: Annual
1   Director                                           Management
1   Robert Johnson                                     Management  For           Voted - For
2   John Stenbit                                       Management  For           Voted - For
2   Ratification of Appointment of
    PricewaterhouseCoopers LLP As Viasat's Independent
    Registered Public Accounting Firm                  Management  For           Voted - For
3   Advisory Vote on Executive Compensation            Management  For           Voted - For
4   Approval of Amendment to the 1996 Equity
    Participation Plan                                 Management  For           Voted - Against
VISTEON CORPORATION
CUSIP: 92839U206 TICKER: VC
Meeting Date: 13-Jun-13 Meeting Type: Annual
1A. Election of Director: Duncan H. Cocroft            Management  For           Voted - For
1B. Election of Director: Jeffrey D. Jones             Management  For           Voted - For
1C. Election of Director: Timothy D. Leuliette         Management  For           Voted - For
1D. Election of Director: Robert J. Manzo              Management  For           Voted - For
1E. Election of Director: Francis M. Scricco           Management  For           Voted - For
1F. Election of Director: David L. Treadwell           Management  For           Voted - For
1G. Election of Director: Harry J. Wilson              Management  For           Voted - For
1H. Election of Director: Yuen Kam Ho, George          Management  For           Voted - For
2   Ratify the Appointment of Ernst & Young LLP As the
    Company's Independent Registered Public Accounting
    Firm for Fiscal Year 2013.                         Management  For           Voted - For
3   Provide Advisory Approval of the Company's
    Executive Compensation.                            Management  For           Voted - For
4   Approve an Amendment to the Visteon Corporation
    Non-employee Director Stock Unit Plan.             Management  For           Voted - For
YAHOO! INC.
CUSIP: 984332106 TICKER: YHOO
Meeting Date: 25-Jun-13 Meeting Type: Annual
1A. Election of Director: John D. Hayes                Management  For           Voted - For
1B. Election of Director: Susan M. James               Management  For           Voted - For
1C. Election of Director: Max R. Levchin               Management  For           Voted - For
1D. Election of Director: Peter Liguori                Management  For           Voted - For
1E. Election of Director: Daniel S. Loeb               Management  For           Voted - For
1F. Election of Director: Marissa A. Mayer             Management  For           Voted - For
1G. Election of Director: Thomas J. Mcinerney          Management  For           Voted - For
1H. Election of Director: Maynard G. Webb, Jr.         Management  For           Voted - For
1I. Election of Director: Harry J. Wilson              Management  For           Voted - For
1J. Election of Director: Michael J. Wolf              Management  For           Voted - For
2   Approval, on an Advisory Basis, of the Company's
    Executive Compensation.                            Management  For           Voted - For


1087




                        GLOBAL X TOP GURU HOLDINGS ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
3   Ratification of the Appointment of Independent
    Registered Public Accounting Firm.                  Management  For           Voted - For
4   Shareholder Proposal Regarding Social
    Responsibility Report, If Properly Presented at the
    Annual Meeting.                                     Shareholder Against       Voted - Against
5   Shareholder Proposal Regarding Political Disclosure
    and Accountability, If Properly Presented at the
    Annual Meeting.                                     Shareholder Against       Voted - For
YANDEX NV
CUSIP: N97284108 TICKER: YNDX
Meeting Date: 21-May-13 Meeting Type: Annual
1   Approval of 2012 Annual Statutory Accounts of the
    Company.                                            Management  For           Voted - For
2   Addition of 2012 Profits of the Company to Retained
    Earnings.                                           Management  For           Voted - For
3   Granting Discharge to the Directors for Their
    Management During the Past Financial Year.          Management  For           Voted - For
4   Proposal to Appoint Rogier Rijuja As A
    Non-executive Member of the Board of Directors with
    Effect from May 21, 2013.                           Management  For           Voted - For
5   Proposal to Re-appoint Ilya Segalovich As an
    Executive Member of the Board of Directors with
    Effect from May 21, 2013.                           Management  For           Voted - Against
6   Proposal to Re-appoint Charles Ryan As A
    Non-executive Member of the Board of Directors with
    Effect from May 21, 2013.                           Management  For           Voted - For
7   Proposal to Re-appoint Alexander Voloshin As A
    Non-executive Member of the Board of Directors with
    Effect from May 21, 2013.                           Management  For           Voted - Against
8   Authorization to Cancel the Company's Outstanding
    Class C Shares.                                     Management  For           Voted - For
9   Amendment of the Company's Articles of Association
    to Conform Them to Recent Changes in Dutch Law.     Management  For           Abstain
10  Appointment of the External Auditor of the
    Company's Consolidated Financial Statements and
    Statutory Accounts.                                 Management  For           Voted - For
11  Authorization to Issue Ordinary Shares and
    Preferences Shares.                                 Management  For           Voted - Against
12  Authorization to Exclude Pre-emptive Rights.        Management  For           Voted - Against
13  Authorization of the Board to Acquire Shares in the
    Company.                                            Management  For           Voted - For


1088




                        GLOBAL X URANIUM ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AZIMUTH RESOURCES LTD, PERTH WA
CUSIP: Q1238C107
Meeting Date: 27-Nov-12 Meeting Type: Annual General Meeting
    Please Note That This is an Amendment to Meeting Id
    124082 Due to Deletion Of-resolution Numbers 3 and
    7. All Votes Received on the Previous Meeting Will
    Be-disregarded and You Will Need to Reinstruct on
    This Meeting Notice. Thank You-.                     Non-Voting                Non-Voting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 5, 6, 8 to 12 and Vot-es Cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposals Will be Disregarded by the
    Company. Hence, If You Have Obtained Ben-efit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote "abstain"-) on the Relevant Proposal
    Items. by Doing So, You Acknowledge That You Have
    O-btained Benefit Or Expect to Obtain Benefit by
    the Passing of the Relevant Pro-posals. by Voting
    (for Or Against) on Proposals (1, 5, 6, 8 to 12),
    You Acknow-ledge That You Have Not Obtained Benefit
    Neither Expect to Obtain Benefit by T-he Passing of
    the Relevant Proposals and You Comply with the
    Voting Exclusion.                                    Non-Voting                Non-Voting
1   Adoption of Remuneration Report                      Management  For           Voted - For
2   Re-election of Director-mr Terence Sean Harvey       Management  For           Voted - For
4   Re-election of Director-mr Dean Felton               Management  For           Voted - For
5   Ratification of Share Issues                         Management  For           Voted - For
6   Grant of Class 2012a Director Options to Terence
    Sean Harvey                                          Management  For           Voted - For
8   Grant of Class 2012b Director Options to Richard
    Monti                                                Management  For           Voted - For
9   Grant of Class 2012b Director Options to Dean Felton Management  For           Voted - For
10  Grant of Class 2012b Director Options to Michael
    Hunt                                                 Management  For           Voted - For
11  Grant of Class 2012b Director Options to Terence
    Sean Harvey                                          Management  For           Voted - For
12  Approval of Director Fees                            Management  For           Voted - For
BANNERMAN RESOURCES LTD
CUSIP: Q1291U101
Meeting Date: 21-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 3, 4 and 5 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
                                                         1089





                          GLOBAL X URANIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Against) on Proposals (1, 3, 4 and 5),-you
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Adoption of the Remuneration Report (non- Binding
    Resolution)                                         Management  For           Voted - For
2.a Re-election of Director-mr David Tucker             Management  For           Voted - For
2.b Election of Director-mr Ian Burvill                 Management  For           Voted - For
3   Approval of the Grant of Ceo Performance Rights to
    Mr Len Jubber                                       Management  For           Voted - For
4   Refreshing of the Approval to Allot and Issue
    4,000,000 Shares to Savanna                         Management  For           Voted - For
5   Approval of Additional 10% Share Issue Capacity     Management  For           Voted - For
6   Approval of Renewal of Proportional Takeover
    Provision                                           Management  For           Voted - For
BERKELEY RESOURCES LTD, PERTH WA
CUSIP: Q1482M108
Meeting Date: 29-Nov-12   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 5 and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposals Will be Disregarded by the
    Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposals. by Voting (for Or
    Against) on Proposals (1, 5 and 6), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposals and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Adoption of Remuneration Report                     Management  For           Voted - For
2   Re-election of Director - Dr James Ross             Management  For           Voted - For
3   Re-election of Director - Mr Ian Middlemas          Management  For           Voted - For
4   Re-election of Director - Mr Robert Behets          Management  For           Voted - For
5   Approval of 10% Placement Facility                  Management  For           Voted - For
6   Directors' Deeds of Indemnity, Access and Insurance Management  For           Voted - For
Meeting Date: 12-Apr-13   Meeting Type: Ordinary General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 2 and 3 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1, 2 and 3),- You
                                                        1090





                          GLOBAL X URANIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Acknowledge That You Have Not Obtained Benefit
    Neither Expect to Obtain-benefit by the Passing of
    the Relevant Proposal/s and You Comply with
    The-voting Exclusion.                               Non-Voting                Non-Voting
1   Approval of the Berkeley Performance Rights Plan    Management  For           Voted - For
2   Approval of the Grant of Performance Rights to A
    Director - Mr Robert Behets                         Management  For           Voted - For
3   Approval of the Grant of Performance Rights to A
    Director - Dr James Ross                            Management  For           Voted - For
DENISON MINES CORP, TORONTO ON
CUSIP: 248356107
Meeting Date: 09-May-13   Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "1.1 to 1.8 and 2". Thank You.              Non-Voting                Non-Voting
1.1 Election of Director: Eun Ho Cheong                 Management  For           Voted - For
1.2 Election of Director: John H. Craig                 Management  For           Voted - For
1.3 Election of Director: W. Robert Dengler             Management  For           Voted - For
1.4 Election of Director: Brian D. Edgar                Management  For           Voted - For
1.5 Election of Director: Ron F. Hochstein              Management  For           Voted - For
1.6 Election of Director: Lukas H. Lundin               Management  For           Voted - For
1.7 Election of Director: William A. Rand               Management  For           Voted - For
1.8 Election of Director: Catherine J.g. Stefan         Management  For           Voted - For
2   Reappointment of PricewaterhouseCoopers LLP As
    Auditors and to Authorize the Directors to Fix the
    Remuneration of the Auditors                        Management  For           Voted - For
3   The Ordinary Resolution Confirming the By-law
    Amendment, to Add an Advance Notice Requirement for
    Nominations of Directors As Described in the
    Information Circular                                Management  For           Voted - For
4   The Ordinary Resolution Authorizing and Approving
    the Stock Option Plan Amendments, As Described in
    the Information Circular                            Management  For           Voted - For
ENERGY FUELS INC
CUSIP: 292671104
Meeting Date: 06-Mar-13   Meeting Type: MIX
    Please Note That This is an Amendment to Meeting Id
    151398 Due to Addition Of-resolution. All Votes
    Received on the Previous Meeting Will be
    Disregarded And-you Will Need to Reinstruct on This
    Meeting Notice. Thank You.                          Non-Voting                Non-Voting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against' Only-for Resolutions "3 and
    4" and 'in Favor' Or 'abstain' Only for Resolution
    Num-bers "1.1 to 1.9 and 2". Thank You.             Non-Voting                Non-Voting
1.1 Election of J. Birks Bovaird As Director            Management  For           Voted - For
1.2 Election of Stephen P. Antony As Director           Management  For           Voted - For
                                                        1091





                        GLOBAL X URANIUM ETF
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
1.3   Election of Paul A. Carroll As Director             Management  For           Voted - For
1.4   Election of W. Robert Dengler As Director           Management  For           Voted - For
1.5   Election of Larry Goldberg As Director              Management  For           Voted - For
1.6   Election of Mark E. Goodman As Director             Management  For           Voted - For
1.7   Election of Bruce D. Hansen As Director             Management  For           Voted - For
1.8   Election of Ron F. Hochstein As Director            Management  For           Voted - For
1.9   Election of Richard Patricio As Director            Management  For           Voted - For
2     Appointment of KPMG LLP, Chartered Accountants As
      Auditors and to Authorize the Directors to Fix the
      Remuneration of the Auditors                        Management  For           Voted - For
3     The Ordinary Resolution Ratifying and Approving the
      2013 Amended and Restated Stock Option Plan and
      Approving Unallocated Options, As Described in the
      Management Information Circular                     Management  For           Voted - For
4     The Share Consolidation Resolution Attached As
      Schedule C to the Management Information Circular   Management  For           Voted - For
5     In His/her Discretion with Respect to Amendments to
      the Above Matters and on Such Other Business As May
      Properly Come Before the Meeting Or Any Adjournment
      Thereof                                             Management  For           Voted - Against
ENERGY RESOURCES OF AUSTRALIA LTD ERA
CUSIP: Q35254111
Meeting Date: 10-Apr-13 Meeting Type: Annual General Meeting
      Voting Exclusions Apply to This Meeting for
      Proposal 3 and Votes Cast by Any-individual Or
      Related Party Who Benefit from the Passing of the
      Proposal Will-be Disregarded by the Company. Hence,
      If You Have Obtained Benefit Or Expect-to Obtain
      Future Benefit You Should Not Vote (or Vote
      "abstain") on The-relevant Proposal Items. by Doing
      So, You Acknowledge That You Have Obtained- Benefit
      Or Expect to Obtain Benefit by the Passing of the
      Relevant- Proposal/s. by Voting (for Or Against) on
      Proposal (3), You Acknowledge That-you Have Not
      Obtained Benefit Neither Expect to Obtain Benefit
      by the Passing-of the Relevant Proposal and You
      Comply with the Voting Exclusion                    Non-Voting                Non-Voting
3     Adoption of the Remuneration Report                 Management  For           Voted - Against
4.i   Election of Director-mr P Mcmahon                   Management  For           Voted - For
4.ii  Election of Director-mrs H Newell                   Management  For           Voted - For
4.iii Re-election of Director-mr J Pegler                 Management  For           Voted - For
4.iv  Re-election of Director-mr P Taylor                 Management  For           Voted - For
      Please Note That This is A Revision Due to Receipt
      of Record Date of 08 Apr 20-13. If You Have Already
      Sent in Your Votes, Please Do Not Return This Proxy
      Fo-rm Unless You Decide to Amend Your Original
      Instructions. Thank You.                            Non-Voting                Non-Voting
                                                          1092





                          GLOBAL X URANIUM ETF
PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
GREENLAND MINERALS AND ENERGY LTD
CUSIP: Q4352V117
Meeting Date: 08-Oct-12   Meeting Type: Ordinary General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 2 and 3 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of The-proposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained-benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or Vote-"abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposal (1, 2 and 3), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Approval to Issue Shares to Rimbal Pty Ltd           Management  For           Voted - For
2   Approval to Issue Shares and Options to Westrip
    Minority Shareholders                                Management  For           Voted - For
3   Approval to Issue Shares to Hackleton Investments
    Limited                                              Management  For           Voted - For
Meeting Date: 06-Dec-12   Meeting Type: Ordinary General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1 and 2 and Votes Cast-by Any Individual
    Or Related Party Who Benefit from the Passing of
    The-proposal/s Will be Disregarded by the Company.
    Hence, If You Have Obtained-benefit Or Expect to
    Obtain Future Benefit You Should Not Vote (or
    Vote-"abstain") on the Relevant Proposal Items. by
    Doing So, You Acknowledge That-you Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    of The- Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1 and 2), You-acknowledge
    That You Have Not Obtained Benefit Neither Expect
    to Obtain-benefit by the Passing of the Relevant
    Proposal/s and You Comply with The-voting Exclusion. Non-Voting                Non-Voting
1   Ratification of Placement of Shares                  Management  For           Voted - For
2   Approval of Placement of Options                     Management  For           Voted - For
Meeting Date: 15-May-13   Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 4, 5, 6 and 7 And-votes Cast by Any
    Individual Or Related Party Who Benefit from the
    Passing Of-the Proposal/s Will be Disregarded by
    the Company. Hence, If You Have-obtained Benefit Or
    Expect to Obtain Future Benefit You Should Not Vote
    (or-vote "abstain") on the Relevant Proposal Items.
    by Doing So, You Acknowledge-that You Have Obtained
    Benefit Or Expect to Obtain Benefit by the Passing
    Of-the Relevant Proposal/s. by Voting (for Or
    Against) on Proposals (1, 4, 5, 6-and 7), You
    Acknowledge That You Have Not Obtained Benefit


1093




                        GLOBAL X URANIUM ETF
PROPOSAL                                           PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Neither Expect To-obtain Benefit by the Passing of
    the Relevant Proposal/s and You Comply With-the
    Voting Exclusion.                              Non-Voting                Non-Voting
1   Adoption of Remuneration Report                Management  For           Voted - Against
2   Re-election of Director - Michael Hutchinson   Management  For           Voted - For
3   Re-election of Director - Anthony Ho           Management  For           Voted - For
4   Approval of Employee Share Plan                Management  For           Voted - For
5   Approval to Enter Director Services Agreement and
    Issue Shares to Michael Hutchinson Under Employee
    Share Plan                                     Management  For           Voted - For
6   Approval to Enter Director Services Agreement and
    Issue Shares to Roderick Mcillree Under Employee
    Share Plan                                     Management  For           Voted - For
7   Approval to Enter Director Services Agreement and
    to Issue Shares to John Mair Under Employee Share
    Plan                                           Management  For           Voted - For
LARAMIDE RESOURCES LTD
CUSIP: 51669T101
Meeting Date: 30-May-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "3 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "1.1 to 1.5 and 2". Thank You.         Non-Voting                Non-Voting
1.1 Election of Director: Marc C Henderson         Management  For           Voted - For
1.2 Election of Director: D. Scott Patterson       Management  For           Voted - For
1.3 Election of Director: Peter Mullens            Management  For           Voted - Against
1.4 Election of Director: John G. Booth            Management  For           Voted - For
1.5 Election of Director: Paul Wilkens             Management  For           Voted - For
2   Appointment of Auditors: Collins Barrow Toronto
    LLP, Chartered Accountants                     Management  For           Voted - For
3   Approval of Advance Notice Provision           Management  For           Voted - For
4   Approval of Renewal of Shareholder Rights Plan Management  For           Voted - For
    Please Note That This is A Revision Due to Receipt
    of Complete Name of Auditor-s. If You Have Already
    Sent in Your Votes, Please Do Not Return This Proxy
    For-m Unless You Decide to Amend Your Original
    Instructions. Thank You.                       Non-Voting                Non-Voting
PALADIN ENERGY LIMITED
CUSIP: Q7264T104
Meeting Date: 22-Nov-12 Meeting Type: Annual General Meeting
    Voting Exclusions Apply to This Meeting for
    Proposals 1, 4, 5 and 6 and Votes-cast by Any
    Individual Or Related Party Who Benefit from the
    Passing of the Pr-oposal/s Will be Disregarded by
    the Company. Hence, If You Have Obtained Benef-it
    Or Expect to Obtain Future Benefit You Should Not
    Vote (or Vote "abstain")- on the Relevant Proposal
    Items. by Doing So, You Acknowledge That You Have
    Obt-ained Benefit Or Expect to Obtain Benefit by
                                                   1094





                        GLOBAL X URANIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    the Passing of the Relevant Propo-sal/s. by Voting
    (for Or Against) on Proposals (1, 4, 5 and 6), You
    Acknowledg-e That You Have Not Obtained Benefit
    Neither Expect to Obtain Benefit by the P-assing of
    the Relevant Proposal/s and You Comply with the
    Voting Exclusion.                                   Non-Voting                Non-Voting
1   Remuneration Report                                 Management  For           Voted - For
2   Re-election of Director- Mr Donald Shumka           Management  For           Voted - For
3   Re-election of Director - Mr Peter Donkin           Management  For           Voted - For
4   Employee Performance Share Rights Plan              Management  For           Voted - For
5   Contractor Performance Share Rights Plan            Management  For           Voted - For
6   Ratification of Issue of Securities                 Management  For           Voted - For
7   Renewal of the Company's Proportional Takeover
    Approval Provisions                                 Management  For           Voted - For
ROCKGATE CAPITAL CORP, VANCOUVER BC
CUSIP: 773405105
Meeting Date: 18-Dec-12 Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1 and
    4" and 'in Favor' Or 'abstain' Only For- Resolution
    Numbers "2.1 to 2.7 and 3". Thank You.              Non-Voting                Non-Voting
1   To Set the Number of Directors at 7                 Management  For           Voted - For
2.1 Election of Director: Karl Kottmeier                Management  For           Voted - For
2.2 Election of Director: Douglas E. Ford               Management  For           Voted - For
2.3 Election of Director: Allen V. Ambrose              Management  For           Voted - For
2.4 Election of Director: Edward D. Ford                Management  For           Voted - For
2.5 Election of Director: Gordon Neal                   Management  For           Voted - For
2.6 Election of Director: Philip Williams               Management  For           Voted - For
2.7 Election of Director: Bryan Hyde                    Management  For           Voted - For
3   Appointment of KPMG LLP As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
4   To Grant the Proxyholder Authority to Vote at
    His/her Discretion on Any Amendment to the Previous
    Resolutions, Or Any Other Matters Which May
    Properly Come Before the Meeting                    Management  For           Voted - Against
UEX CORP, VANCOUVER, BC
CUSIP: 902666106
Meeting Date: 18-Jun-13 Meeting Type: MIX
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolutions "1, 4
    and 5" and 'in Favor' Or 'abstain' Only
    For-resolution Numbers "2.1 to 2.5 and 3". Thank
    You.                                                Non-Voting                Non-Voting
1   To Set the Number of Directors at 5                 Management  For           Voted - For
2.1 Election of Director: Suraj P. Ahuja                Management  For           Voted - For
2.2 Election of Director: Mark P. Eaton                 Management  For           Voted - For
2.3 Election of Director: Colin C. Macdonald            Management  For           Voted - For


1095




                         GLOBAL X URANIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
2.4 Election of Director: Emmet Mcgrath                 Management  For           Voted - For
2.5 Election of Director: Graham C. Thody               Management  For           Voted - For
3   Appointment of KPMG LLP As Auditors of the
    Corporation for the Ensuing Year and Authorizing
    the Directors to Fix Their Remuneration             Management  For           Voted - For
4   To Amend the By-laws of the Corporation to Enable
    Notices, Communications and Documents to be
    Distributed to Shareholders in Accordance with
    Notice-and-access Rules Recently Adopted by
    Securities Regulators, As More Particularly Set
    Forth in the Management Information Circular of the
    Company Dated May 16, 2013                          Management  For           Voted - For
5   To Amend the By-laws of the Corporation to Include
    an Advance Notice Provision for the Nomination of
    Directors, As More Particularly Set Forth in the
    Management Information Circular of the Company
    Dated May 16, 2013                                  Management  For           Voted - For
URANERZ ENERGY CORPORATION
CUSIP: 91688T104 TICKER: URZ
Meeting Date: 10-Jul-13  Meeting Type: Annual
1   Director                                            Management
1   Glenn Catchpole                                     Management  For           Voted - For
2   Dennis Higgs                                        Management  For           Voted - For
3   Paul Saxton                                         Management  For           Voted - For
4   Gerhard Kirchner                                    Management  For           Voted - For
5   Peter Bell                                          Management  For           Voted - For
6   Arnold Dyck                                         Management  For           Voted - For
2   To Reconfirm the Shareholder Rights Plan.           Management  For           Voted - Against
3   To Ratify the Appointment of the Company's
    Independent Registered Public Accounting Firm,
    Manning Elliott LLP, for the Fiscal Year Ending
    December 31, 2013.                                  Management  For           Voted - For
URANIUM ONE INC, TORONTO ON
CUSIP: 91701P105
Meeting Date: 07-Mar-13  Meeting Type: Special General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'against'-only for Resolution "1".
    Thank You.                                          Non-Voting                Non-Voting
    Please Note That This Meeting Mentions Dissenter's
    Rights, Please Refer To-the Management Information
    Circular for Details                                Non-Voting                Non-Voting
1   To Approve the Resolution Attached As Appendix A to
    the Management Information Circular of Uranium One
    Inc. Dated February 8th, 2013, to Approve A Plan of
    Arrangement Pursuant to Section 192 of the Canada
    Business Corporation Act, Involving Uranium One
    Inc., Jsc Atomredmetzoloto and Effective Energy
    N.v and the Securityholders, All As More
                                                        1096





                         GLOBAL X URANIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
    Particularly Described in Said Management
    Information Circular                                Management  For           Voted - For
    Please Note That This is A Revision Due to Change
    of Date in Res. 1. If You Ha-ve Already Sent in
    Your Votes, Please Do Not Return This Proxy Form
    Unless You-decide to Amend Your Original
    Instructions. Thank You.                            Non-Voting                Non-Voting
Meeting Date: 21-Jun-13  Meeting Type: Annual General Meeting
    Please Note That Shareholders are Allowed to Vote
    'in Favor' Or 'abstain'- Only for Resolution
    Numbers "1.1 to 1.9 and 2". Thank You.              Non-Voting                Non-Voting
1.1 Election of Director: Ian Telfer                    Management  For           Voted - For
1.2 Election of Director: Andrew Adams                  Management  For           Voted - For
1.3 Election of Director: Peter Bowie                   Management  For           Voted - For
1.4 Election of Director: Vadim Jivov                   Management  For           Voted - For
1.5 Election of Director: D. Jean Nortier               Management  For           Voted - For
1.6 Election of Director: Christopher Sattler           Management  For           Voted - For
1.7 Election of Director: Phillip Shirvington           Management  For           Voted - For
1.8 Election of Director: Kenneth Williamson            Management  For           Voted - For
1.9 Election of Director: Ilya Yampolskiy               Management  For           Voted - For
2   Appointment of KPMG LLP, Chartered Accountants As
    Auditors of the Corporation for the Ensuing Year,
    and to Authorize the Directors to Fix Their
    Remuneration                                        Management  For           Voted - For
URANIUM RESOURCES, INC.
CUSIP: 916901507 TICKER: URRE
Meeting Date: 29-Aug-12  Meeting Type: Special
1   To Approve and Adopt the Uri Stock Issuance.        Management  For           Voted - For
2   To Approve the Adjournment of the Special Meeting,
    If Necessary, in the Event That There are Not
    Sufficient Votes at the Time of the Special Meeting
    to Approve and Adopt the Uri Stock Issuance.        Management  For           Voted - For
Meeting Date: 14-Jan-13  Meeting Type: Special
1   To Approve an Amendment to the Company's Restated
    Certificate of Incorporation, As Amended, to Effect
    A Reverse Stock Split of the Company's Issued and
    Outstanding Common Stock, Par Value $0.001 Per
    Share, by A Ratio of Not Less Than 1- For-5 and Not
    More Than 1-for-15, Such Ratio to be Determined in
    the Discretion of the Board of Directors of the
    Company.                                            Management  For           Voted - For
2   To Approve an Adjournment of the Special Meeting,
    If Necessary, If A Quorum is Present, to Solicit
    Additional Proxies If There are Not Sufficient
    Votes in Favor of Proposal 1.                       Management  For           Voted - For
                                                        1097





                              GLOBAL X URANIUM ETF
PROPOSAL                                                PROPOSED BY    MGT. POSITION REGISTRANT VOTED
URANIUM RESOURCES, INC.
CUSIP: 916901606 TICKER: URRE
Meeting Date: 04-Jun-13       Meeting Type: Annual
1   Director                                            Management
1   Paul K. Willmott                                    Management     For           Voted - For
2   Christopher M. Jones                                Management     For           Voted - For
3   Terence J. Cryan                                    Management     For           Voted - For
4   Marvin K. Kaiser                                    Management     For           Voted - For
5   John H. Pfahl                                       Management     For           Voted - For
6   Mark K. Wheatley                                    Management     For           Voted - For
2   Approval, on an Advisory Basis, of the Compensation
    of the Company's Named Executive Officers.          Management     For           Voted - For
3   Approval of the Uranium Resources, Inc. 2013
    Omnibus Incentive Plan.                             Management     For           Voted - For
4   Ratification of the Appointment of Hein &
    Associates LLP As the Company's Independent
    Registered Public Accounting Firm for the Fiscal
    Year Ending December 31, 2013.                      Management     For           Voted - For
UR-ENERGY INC.
CUSIP: 91688R108 TICKER: URG
Meeting Date: 25-Apr-13       Meeting Type: Annual and Special Meeting
1   Director                                            Management
1   Jeffrey T. Klenda                                   Management     For           Voted - For
2   Wayne W. Heili                                      Management     For           Voted - For
3   James M. Franklin                                   Management     For           Voted - For
4   W. William Boberg                                   Management     For           Voted - For
5   Paul Macdonell                                      Management     For           Voted - For
6   Thomas Parker                                       Management     For           Voted - For
2   To Appoint PricewaterhouseCoopers LLP As Auditors
    of the Company and Authorize the Directors to Fix
    Their Remuneration.                                 Management     For           Voted - For
3   To (i) Ratify, Confirm and Approve the Renewal of
    the Ur-energy Inc. Amended Restricted Share Unit
    Plan (the "rsu Plan"), and (ii) Approve and
    Authorize for A Period of Three Years All
    Unallocated Restricted Share Units Issuable
    Pursuant to the Rsu Plan.                           Management     For           Voted - For
USEC INC.
CUSIP: 9.03E+112 TICKER: USU
Meeting Date: 27-Jun-13       Meeting Type: Annual
1   Director                                            Management
1   James R. Mellor                                     Management     For           Voted - For
2   Sigmund L. Cornelius                                Management     For           Voted - For
3   Joseph T. Doyle                                     Management     For           Voted - For
4   William J. Madia                                    Management     For           Voted - For
5   Walter E. Skowronski                                Management     For           Voted - For


1098




    GLOBAL X URANIUM ETF
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
6   M. Richard Smith                                    Management  For           Voted - For
7   John K. Welch                                       Management  For           Voted - For
2   Advisory Vote to Approve Executive Compensation.    Management  For           Voted - Against
3   Approval of an Amendment to Usec's Certificate of
    Incorporation to Effect A Reverse Stock Split and
    Authorized Share Reduction.                         Management  For           Voted - For
4   To Ratify the Appointment of PricewaterhouseCoopers
    LLP As Usec's Independent Auditors for 2013.        Management  For           Voted - For
5   Vote on A Stockholder Proposal Regarding Executive
    Compensation.                                       Shareholder Against       Voted - Against


1099


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLOBAL X FUNDS

\s\ Bruno del Ama

President

Date:  August 30, 2013